JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	124,008	3,206,853
Total Investment Companies (cost $3,027,470)		3,206,853
Total Investments 100.0% (cost $3,027,470)		3,206,853
Other Assets and Liabilities, Net (0.0)%		(1,046)
Total Net Assets 100.0%		3,205,807

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	48,669	463,815
Total Investment Companies (cost $468,395)		463,815
Total Investments 100.0% (cost $468,395)		463,815
Other Assets and Liabilities, Net (0.0)%		(141)
Total Net Assets 100.0%		463,674

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	35,947	465,869
Total Investment Companies (cost $403,193)		465,869
Total Investments 100.0% (cost $403,193)		465,869
Other Assets and Liabilities, Net (0.0)%		(175)
Total Net Assets 100.0%		465,694

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	30,898	307,125
Total Investment Companies (cost $362,985)		307,125
Total Investments 100.0% (cost $362,985)		307,125
Other Assets and Liabilities, Net (0.0)%		(111)
Total Net Assets 100.0%		307,014

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	26,595	955,809
Total Investment Companies (cost $926,473)		955,809
Total Investments 100.0% (cost $926,473)		955,809
Other Assets and Liabilities, Net (0.0)%		(356)
Total Net Assets 100.0%		955,453

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	32,205	546,198
Total Investment Companies (cost $692,068)		546,198
Total Investments 100.0% (cost $692,068)		546,198
Other Assets and Liabilities, Net (0.0)%		(191)
Total Net Assets 100.0%		546,007

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	54,208	6,420,964
Total Investment Companies (cost $5,293,622)		6,420,964
Total Investments 100.0% (cost $5,293,622)		6,420,964
Other Assets and Liabilities, Net (0.0)%		(1,836)
Total Net Assets 100.0%		6,419,128

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	164,007	11,072,135
Total Investment Companies (cost $8,244,602)		11,072,135
Total Investments 100.0% (cost $8,244,602)		11,072,135
Other Assets and Liabilities, Net (0.0)%		(3,955)
Total Net Assets 100.0%		11,068,180

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	70,649	1,252,600
Total Investment Companies (cost $1,372,596)		1,252,600
Total Investments 100.0% (cost $1,372,596)		1,252,600
Other Assets and Liabilities, Net (0.0)%		(507)
Total Net Assets 100.0%		1,252,093

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	47,526	1,289,381
Total Investment Companies (cost $1,156,316)		1,289,381
Total Investments 100.0% (cost $1,156,316)		1,289,381
Other Assets and Liabilities, Net (0.0)%		(556)
Total Net Assets 100.0%		1,288,825

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	230,786	3,907,203
Total Investment Companies (cost $3,129,762)		3,907,203
Total Investments 100.0% (cost $3,129,762)		3,907,203
Other Assets and Liabilities, Net (0.0)%		(1,521)
Total Net Assets 100.0%		3,905,682

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (98.3%) (a)	106,524	1,022,627
Total Investment Companies (cost $1,055,154)		1,022,627
Total Investments 100.0% (cost $1,055,154)		1,022,627
Other Assets and Liabilities, Net (0.0)%		(216)
Total Net Assets 100.0%		1,022,411

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.7%) (a)	85,572	771,004
Total Investment Companies (cost $835,472)		771,004
Total Investments 100.0% (cost $835,472)		771,004
Other Assets and Liabilities, Net (0.0)%		(227)
Total Net Assets 100.0%		770,777

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.4%) (a)	209,199	2,200,779
Total Investment Companies (cost $2,074,166)		2,200,779
Total Investments 100.0% (cost $2,074,166)		2,200,779
Other Assets and Liabilities, Net (0.0)%		(506)
Total Net Assets 100.0%		2,200,273

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.7%) (a)	277,453	3,126,894
Total Investment Companies (cost $2,776,328)		3,126,894
Total Investments 100.0% (cost $2,776,328)		3,126,894
Other Assets and Liabilities, Net (0.0)%		(584)
Total Net Assets 100.0%		3,126,310

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.6%) (a)	219,705	2,212,427
Total Investment Companies (cost $2,190,598)		2,212,427
Total Investments 100.0% (cost $2,190,598)		2,212,427
Other Assets and Liabilities, Net (0.0)%		(418)
Total Net Assets 100.0%		2,212,009

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.6%
JNL Multi-Manager Mid Cap Fund - Class I (6.9%) (a)	4,167	81,843
JNL Multi-Manager Small Cap Growth Fund - Class I (2.0%) (a)	1,113	45,478
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,328	47,871
JNL Multi-Manager U.S. Select Equity Fund - Class I (12.1%) (a)	8,338	132,657
JNL/JPMorgan MidCap Growth Fund - Class I (0.5%) (a)	239	15,843
JNL/JPMorgan U.S. Value Fund - Class I (2.7%) (a)	2,189	42,420
JNL/Morningstar SMID Moat Focus Index Fund - Class I (29.7%) (a)	3,616	37,103
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (6.9%) (a)	5,653	69,245
JNL/Newton Equity Income Fund - Class I (2.7%) (a)	2,401	84,846
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (10.9%) (a)	8,651	83,310
JNL/T. Rowe Price Growth Stock Fund - Class I (0.8%) (a)	820	71,614
JNL/T. Rowe Price Value Fund - Class I (1.9%) (a)	2,941	92,937
JNL/WMC Equity Income Fund - Class I (4.4%) (a)	2,102	42,566
		847,733
International Equity 19.6%
JNL Multi-Manager International Small Cap Fund - Class I (10.4%) (a)	5,832	65,259
JNL/Causeway International Value Select Fund - Class I (4.8%) (a)	4,840	101,255
JNL/WCM Focused International Equity Fund - Class I (5.5%) (a)	6,619	102,526
		269,040
Emerging Markets Equity 8.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.7%) (a)	7,453	66,707
JNL/GQG Emerging Markets Equity Fund - Class I (5.4%) (a)	3,074	46,607
		113,314
Global Equity 5.3%
JNL/Loomis Sayles Global Growth Fund - Class I (9.4%) (a)	3,970	72,814
Domestic Fixed Income 3.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.5%) (a)	2,946	43,010
Alternative 2.2%
Jackson Real Assets Fund - Class I (5.0%) (a)	1,425	15,105
JNL Multi-Manager Alternative Fund - Class I (1.8%) (a)	1,099	14,523
		29,628
Total Investment Companies (cost $1,191,665)		1,375,539
Total Investments 100.0% (cost $1,191,665)		1,375,539
Other Assets and Liabilities, Net (0.0)%		(308)
Total Net Assets 100.0%		1,375,231

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 63.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	4,029	58,817
JNL/DoubleLine Total Return Fund - Class I (3.4%) (a)	5,690	64,472
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.0%) (a)	4,665	60,224
JNL/Lord Abbett Short Duration Income Fund - Class I (2.8%) (a)	1,921	19,535
JNL/PIMCO Income Fund - Class I (2.8%) (a)	3,612	44,682
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.3%) (a)	870	11,212
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	910	11,292
JNL/PPM America Investment Grade Credit Fund - Class I (4.0%) (a)	1,049	11,216
JNL/PPM America Total Return Fund - Class I (3.6%) (a)	3,963	53,150
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.5%) (a)	1,313	16,638
		351,238
Alternative 10.9%
Jackson Credit Opportunities Fund - Class I (5.2%) (a)	2,700	27,703
Jackson Real Assets Fund - Class I (3.8%) (a)	1,060	11,236
JNL Multi-Manager Alternative Fund - Class I (2.6%) (a)	1,651	21,823
		60,762

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
Domestic Equity 10.6%
JNL Multi-Manager Mid Cap Fund - Class I (0.9%) (a)	557	10,944
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	265	5,449
JNL Multi-Manager U.S. Select Equity Fund - Class I (1.7%) (a)	1,189	18,921
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I (11.4%) (a)	561	5,439
JNL/Newton Equity Income Fund - Class I (0.3%) (a)	237	8,362
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	310	9,786
		58,901
Domestic Balanced 5.9%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	1,163	33,050
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.9%) (a)	1,778	22,291
International Equity 3.4%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	456	9,548
JNL/WCM Focused International Equity Fund - Class I (0.5%) (a)	611	9,463
		19,011
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	1,225	10,964
Total Investment Companies (cost $526,419)		556,217
Total Investments 100.0% (cost $526,419)		556,217
Other Assets and Liabilities, Net (0.0)%		(126)
Total Net Assets 100.0%		556,091

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 51.2%
JNL Multi-Manager Mid Cap Fund - Class I (11.6%) (a)	6,981	137,102
JNL Multi-Manager Small Cap Growth Fund - Class I (2.9%) (a)	1,583	64,698
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	3,347	68,819
JNL Multi-Manager U.S. Select Equity Fund - Class I (21.1%) (a)	14,492	230,564
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	283	18,763
JNL/JPMorgan U.S. Value Fund - Class I (4.9%) (a)	4,053	78,552
JNL/Morningstar SMID Moat Focus Index Fund - Class I (37.8%) (a)	4,607	47,274
JNL/Morningstar Wide Moat Index Fund - Class I (11.9%) (a)	9,720	119,069
JNL/Newton Equity Income Fund - Class I (4.7%) (a)	4,245	150,007
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (19.3%) (a)	15,256	146,915
JNL/T. Rowe Price Growth Stock Fund - Class I (1.3%) (a)	1,408	122,952
JNL/T. Rowe Price Value Fund - Class I (3.5%) (a)	5,262	166,270
JNL/WMC Equity Income Fund - Class I (8.2%) (a)	3,893	78,840
		1,429,825
International Equity 17.8%
JNL Multi-Manager International Small Cap Fund - Class I (14.4%) (a)	8,077	90,387
JNL/Causeway International Value Select Fund - Class I (9.6%) (a)	9,820	205,431
JNL/WCM Focused International Equity Fund - Class I (10.8%) (a)	12,960	200,752
		496,570
Domestic Fixed Income 12.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.5%) (a)	6,951	101,481
JNL/DoubleLine Total Return Fund - Class I (5.3%) (a)	8,974	101,676
	Shares	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.8%) (a)	5,611	72,435
JNL/Lord Abbett Short Duration Income Fund - Class I (4.2%) (a)	2,838	28,867
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.5%) (a)	1,680	21,661
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.9%) (a)	2,254	28,553
		354,673
Alternative 6.9%
Jackson Credit Opportunities Fund - Class I (16.7%) (a)	8,680	89,053
Jackson Real Assets Fund - Class I (15.6%) (a)	4,400	46,640
JNL Multi-Manager Alternative Fund - Class I (7.1%) (a)	4,424	58,490
		194,183
Emerging Markets Equity 6.6%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.7%) (a)	12,677	113,459
JNL/GQG Emerging Markets Equity Fund - Class I (8.3%) (a)	4,775	72,389
		185,848
Global Equity 3.8%
JNL/Loomis Sayles Global Growth Fund - Class I (13.6%) (a)	5,768	105,781
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.9%) (a)	2,307	28,928
Total Investment Companies (cost $2,498,038)		2,795,808
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	175	-
Public Joint Stock Company Novolipetsk Metallurgical Plant (b) (c) (d)	193	-
Public Joint Stock Company Phosagro (b) (c) (d)	-	-
Public Joint Stock Company Phosagro (b) (c) (d)	18	-
Public Joint-Stock Company Inter RAO UES (b) (c) (d)	4,795	-
Public Joint-Stock Company Severstal (b) (c) (d)	27	-
Total Common Stocks (cost $2,242)		—
Total Investments 100.0% (cost $2,500,280)		2,795,808
Other Assets and Liabilities, Net (0.0)%		(651)
Total Net Assets 100.0%		2,795,157

(a) The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 44.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.8%) (a)	9,466	138,203
JNL/DoubleLine Total Return Fund - Class I (7.4%) (a)	12,633	143,129
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (9.4%) (a)	11,074	142,960
JNL/Lord Abbett Short Duration Income Fund - Class I (8.9%) (a)	6,079	61,825
JNL/PIMCO Income Fund - Class I (6.5%) (a)	8,456	104,601
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.3%) (a)	2,217	28,583
JNL/PIMCO Real Return Fund - Class I (2.0%) (a)	1,935	24,011
JNL/PPM America Investment Grade Credit Fund - Class I (10.1%) (a)	2,675	28,593

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (7.8%) (a)	8,524	114,303
JNL/T. Rowe Price U.S. High Yield Fund - Class I (9.8%) (a)	3,724	47,184
		833,392
Domestic Equity 24.1%
JNL Multi-Manager Mid Cap Fund - Class I (4.6%) (a)	2,758	54,172
JNL Multi-Manager Small Cap Growth Fund - Class I (1.0%) (a)	522	21,341
JNL Multi-Manager Small Cap Value Fund - Class I (1.5%) (a)	1,321	27,156
JNL Multi-Manager U.S. Select Equity Fund - Class I (9.1%) (a)	6,259	99,574
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I (37.6%) (a)	1,853	17,960
JNL/JPMorgan U.S. Value Fund - Class I (1.8%) (a)	1,458	28,258
JNL/Morningstar Wide Moat Index Fund - Class I (3.7%) (a)	3,025	37,054
JNL/Newton Equity Income Fund - Class I (1.5%) (a)	1,332	47,077
JNL/T. Rowe Price Growth Stock Fund - Class I (0.4%) (a)	389	33,953
JNL/T. Rowe Price Value Fund - Class I (1.2%) (a)	1,806	57,076
JNL/WMC Equity Income Fund - Class I (3.0%) (a)	1,401	28,362
		451,983
Alternative 11.2%
Jackson Credit Opportunities Fund - Class I (17.4%) (a)	9,024	92,588
Jackson Real Assets Fund - Class I (13.2%) (a)	3,730	39,542
JNL Multi-Manager Alternative Fund - Class I (9.3%) (a)	5,806	76,752
		208,882
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.8%) (a)	3,967	112,741
International Equity 5.6%
JNL Multi-Manager International Small Cap Fund - Class I (2.2%) (a)	1,227	13,734
JNL/Causeway International Value Select Fund - Class I (2.2%) (a)	2,216	46,358
JNL/WCM Focused International Equity Fund - Class I (2.5%) (a)	2,941	45,550
		105,642
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.6%) (a)	4,694	42,015
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,568	23,776
		65,791
Emerging Markets Fixed Income 3.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (19.0%) (a)	4,925	61,760
Global Equity 1.8%
JNL/Loomis Sayles Global Growth Fund - Class I (4.4%) (a)	1,879	34,465
Total Investment Companies (cost $1,693,390)		1,874,656
Total Investments 100.0% (cost $1,693,390)		1,874,656
Other Assets and Liabilities, Net (0.0)%		(528)
Total Net Assets 100.0%		1,874,128

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 40.0%
JNL Multi-Manager Mid Cap Fund - Class I (12.0%) (a)	7,230	141,994
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,350	55,164
JNL Multi-Manager Small Cap Value Fund - Class I (3.3%) (a)	2,856	58,712
JNL Multi-Manager U.S. Select Equity Fund - Class I (21.2%) (a)	14,592	232,164
JNL/JPMorgan U.S. Value Fund - Class I (4.9%) (a)	4,041	78,319
	Shares	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund - Class I (26.3%) (a)	3,206	32,890
JNL/Morningstar Wide Moat Index Fund - Class I (10.2%) (a)	8,357	102,376
JNL/Newton Equity Income Fund - Class I (4.7%) (a)	4,194	148,230
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (22.4%) (a)	17,714	170,582
JNL/T. Rowe Price Growth Stock Fund - Class I (1.3%) (a)	1,351	117,923
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	5,025	158,799
JNL/WMC Equity Income Fund - Class I (8.2%) (a)	3,881	78,583
		1,375,736
Domestic Fixed Income 28.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.4%) (a)	12,712	185,590
JNL/DoubleLine Total Return Fund - Class I (10.1%) (a)	17,167	194,503
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (12.2%) (a)	14,373	185,550
JNL/Lord Abbett Short Duration Income Fund - Class I (14.0%) (a)	9,539	97,014
JNL/PIMCO Income Fund - Class I (4.9%) (a)	6,404	79,221
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.0%) (a)	1,360	17,536
JNL/PIMCO Real Return Fund - Class I (2.3%) (a)	2,150	26,677
JNL/PPM America Investment Grade Credit Fund - Class I (6.2%) (a)	1,640	17,537
JNL/PPM America Total Return Fund - Class I (7.8%) (a)	8,554	114,707
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.8%) (a)	4,124	52,257
		970,592
International Equity 11.6%
JNL Multi-Manager International Small Cap Fund - Class I (9.4%) (a)	5,299	59,292
JNL/Causeway International Value Select Fund - Class I (8.1%) (a)	8,225	172,070
JNL/WCM Focused International Equity Fund - Class I (9.1%) (a)	10,881	168,552
		399,914
Alternative 10.3%
Jackson Credit Opportunities Fund - Class I (27.1%) (a)	14,064	144,298
Jackson Real Assets Fund - Class I (25.0%) (a)	7,052	74,752
JNL Multi-Manager Alternative Fund - Class I (16.1%) (a)	10,086	133,332
		352,382
Emerging Markets Equity 4.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (8.8%) (a)	11,577	103,617
JNL/GQG Emerging Markets Equity Fund - Class I (7.1%) (a)	4,082	61,882
		165,499
Global Equity 2.8%
JNL/Loomis Sayles Global Growth Fund - Class I (12.4%) (a)	5,245	96,185
Emerging Markets Fixed Income 2.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (24.4%) (a)	6,314	79,178
Total Investment Companies (cost $3,040,954)		3,439,486
Total Investments 100.0% (cost $3,040,954)		3,439,486
Other Assets and Liabilities, Net (0.0)%		(840)
Total Net Assets 100.0%		3,438,646

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.9%
JNL Multi-Manager Mid Cap Fund - Class I (5.9%) (a)	3,546	69,647
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,375	56,175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
JNL Multi-Manager Small Cap Value Fund - Class I (3.4%) (a)	2,864	58,880
JNL Multi-Manager U.S. Select Equity Fund - Class I (6.5%) (a)	4,448	70,771
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.7%) (a)	1,301	112,213
JNL/ClearBridge Large Cap Growth Fund - Class I (9.9%) (a)	5,436	144,166
JNL/Invesco Diversified Dividend Fund - Class I (12.2%) (a)	5,770	99,009
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	490	32,515
JNL/JPMorgan U.S. Value Fund - Class I (4.6%) (a)	3,765	72,965
JNL/MFS Mid Cap Value Fund - Class I (1.3%) (a)	1,221	25,338
JNL/Newton Equity Income Fund - Class I (2.0%) (a)	1,776	62,778
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (5.3%) (a)	4,239	40,816
JNL/T. Rowe Price Growth Stock Fund - Class I (1.5%) (a)	1,528	133,421
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.2%) (a)	122	9,692
JNL/T. Rowe Price Value Fund - Class I (4.4%) (a)	6,704	211,856
JNL/WMC Value Fund - Class I (5.3%) (a)	1,515	57,486
		1,257,728
International Equity 21.9%
JNL/Causeway International Value Select Fund - Class I (7.9%) (a)	8,057	168,560
JNL/Lazard International Quality Growth Fund - Class I (17.1%) (a)	4,985	76,824
JNL/WCM Focused International Equity Fund - Class I (6.1%) (a)	7,259	112,445
JNL/William Blair International Leaders Fund - Class I (8.8%) (a)	7,282	86,796
		444,625
Domestic Fixed Income 6.0%
JNL/DoubleLine Total Return Fund - Class I (2.7%) (a)	4,518	51,188
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.2%) (a)	821	10,577
JNL/PPM America Investment Grade Credit Fund - Class I (3.7%) (a)	988	10,560
JNL/PPM America Total Return Fund - Class I (3.5%) (a)	3,804	51,013
		123,338
Emerging Markets Equity 5.7%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.3%) (a)	7,005	62,697
JNL/GQG Emerging Markets Equity Fund - Class I (6.1%) (a)	3,470	52,611
		115,308
Alternative 4.5%
Jackson Credit Opportunities Fund - Class I (5.5%) (a)	2,850	29,243
Jackson Real Assets Fund - Class I (6.2%) (a)	1,758	18,638
JNL Multi-Manager Alternative Fund - Class I (5.2%) (a)	3,250	42,959
		90,840
Total Investment Companies (cost $1,657,682)		2,031,839
Total Investments 100.0% (cost $1,657,682)		2,031,839
Other Assets and Liabilities, Net (0.0)%		(458)
Total Net Assets 100.0%		2,031,381

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 70.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	4,429	64,665
JNL/DoubleLine Total Return Fund - Class I (3.4%) (a)	5,796	65,674
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.0%) (a)	3,512	45,340
	Shares	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.3%) (a)	4,086	59,286
JNL/PIMCO Income Fund - Class I (2.1%) (a)	2,728	33,742
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.8%) (a)	2,535	32,672
JNL/PIMCO Real Return Fund - Class I (2.9%) (a)	2,745	34,068
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	1,424	28,546
JNL/PPM America Investment Grade Credit Fund - Class I (9.6%) (a)	2,530	27,047
JNL/PPM America Total Return Fund - Class I (4.4%) (a)	4,819	64,628
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.2%) (a)	1,591	20,158
		475,826
Domestic Equity 13.6%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	489	9,602
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	112	4,570
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	233	4,796
JNL Multi-Manager U.S. Select Equity Fund - Class I (0.9%) (a)	601	9,566
JNL/ClearBridge Large Cap Growth Fund - Class I (0.7%) (a)	361	9,584
JNL/Invesco Diversified Dividend Fund - Class I (1.0%) (a)	484	8,304
JNL/JPMorgan U.S. Value Fund - Class I (0.3%) (a)	258	4,991
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	209	7,375
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (1.5%) (a)	1,212	11,669
JNL/T. Rowe Price Growth Stock Fund - Class I (0.1%) (a)	108	9,392
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	374	11,816
		91,665
Alternative 6.7%
Jackson Credit Opportunities Fund - Class I (2.1%) (a)	1,094	11,225
Jackson Real Assets Fund - Class I (2.2%) (a)	632	6,699
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	2,025	26,773
		44,697
International Equity 4.3%
JNL/Causeway International Value Select Fund - Class I (0.5%) (a)	550	11,496
JNL/Lazard International Quality Growth Fund - Class I (1.1%) (a)	315	4,850
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	521	8,073
JNL/William Blair International Leaders Fund - Class I (0.5%) (a)	405	4,828
		29,247
Global Fixed Income 3.3%
JNL/Neuberger Berman Strategic Income Fund - Class I (3.0%) (a)	1,632	21,917
Emerging Markets Equity 1.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.7%) (a)	885	7,921
Total Investment Companies (cost $630,708)		671,273
Total Investments 100.0% (cost $630,708)		671,273
Other Assets and Liabilities, Net (0.0)%		(214)
Total Net Assets 100.0%		671,059

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 54.9%
JNL Multi-Manager Mid Cap Fund - Class I (10.4%) (a)	6,275	123,238
JNL Multi-Manager Small Cap Growth Fund - Class I (4.2%) (a)	2,305	94,201
JNL Multi-Manager Small Cap Value Fund - Class I (5.6%) (a)	4,815	99,006

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
JNL Multi-Manager U.S. Select Equity Fund - Class I (8.7%) (a)	5,947	94,625
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.7%) (a)	2,304	198,704
JNL/ClearBridge Large Cap Growth Fund - Class I (16.7%) (a)	9,209	244,223
JNL/Invesco Diversified Dividend Fund - Class I (19.8%) (a)	9,357	160,570
JNL/JPMorgan MidCap Growth Fund - Class I (1.7%) (a)	808	53,614
JNL/JPMorgan U.S. Value Fund - Class I (8.8%) (a)	7,261	140,718
JNL/MFS Mid Cap Value Fund - Class I (2.0%) (a)	1,894	39,316
JNL/Newton Equity Income Fund - Class I (2.5%) (a)	2,284	80,702
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (9.1%) (a)	7,179	69,129
JNL/T. Rowe Price Growth Stock Fund - Class I (2.8%) (a)	2,941	256,774
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	259	20,540
JNL/T. Rowe Price Value Fund - Class I (7.4%) (a)	11,274	356,253
JNL/WMC Value Fund - Class I (11.1%) (a)	3,186	120,890
		2,152,503
International Equity 19.4%
JNL/Causeway International Value Select Fund - Class I (13.1%) (a)	13,375	279,803
JNL/Lazard International Quality Growth Fund - Class I (26.3%) (a)	7,680	118,353
JNL/WCM Focused International Equity Fund - Class I (10.0%) (a)	12,021	186,203
JNL/William Blair International Leaders Fund - Class I (17.9%) (a)	14,802	176,440
		760,799
Domestic Fixed Income 16.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	8,629	125,984
JNL/DoubleLine Total Return Fund - Class I (9.6%) (a)	16,361	185,376
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.3%) (a)	4,271	55,053
JNL/PPM America High Yield Bond Fund - Class I (2.5%) (a)	2,007	40,211
JNL/PPM America Investment Grade Credit Fund - Class I (19.5%) (a)	5,147	55,025
JNL/PPM America Total Return Fund - Class I (11.0%) (a)	12,123	162,566
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.2%) (a)	1,582	20,047
		644,262
Emerging Markets Equity 4.9%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.4%) (a)	12,305	110,133
JNL/GQG Emerging Markets Equity Fund - Class I (9.4%) (a)	5,356	81,202
		191,335
Alternative 4.4%
Jackson Credit Opportunities Fund - Class I (10.3%) (a)	5,343	54,814
Jackson Real Assets Fund - Class I (12.1%) (a)	3,416	36,209
JNL Multi-Manager Alternative Fund - Class I (10.0%) (a)	6,273	82,931
		173,954
Total Investment Companies (cost $3,200,007)		3,922,853
Total Investments 100.0% (cost $3,200,007)		3,922,853
Other Assets and Liabilities, Net (0.0)%		(933)
Total Net Assets 100.0%		3,921,920

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 53.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.1%) (a)	8,200	119,724
	Shares	Value ($)
JNL/DoubleLine Total Return Fund - Class I (7.3%) (a)	12,463	141,211
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.7%) (a)	5,491	70,893
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.7%) (a)	7,380	107,077
JNL/PIMCO Income Fund - Class I (4.5%) (a)	5,868	72,582
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.8%) (a)	5,904	76,101
JNL/PIMCO Real Return Fund - Class I (4.4%) (a)	4,175	51,817
JNL/PPM America High Yield Bond Fund - Class I (3.4%) (a)	2,744	54,987
JNL/PPM America Investment Grade Credit Fund - Class I (13.7%) (a)	3,605	38,536
JNL/PPM America Total Return Fund - Class I (8.7%) (a)	9,534	127,851
JNL/T. Rowe Price U.S. High Yield Fund - Class I (7.0%) (a)	2,661	33,717
		894,496
Domestic Equity 26.8%
JNL Multi-Manager Mid Cap Fund - Class I (2.1%) (a)	1,296	25,455
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	501	20,483
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	1,057	21,733
JNL Multi-Manager U.S. Select Equity Fund - Class I (3.5%) (a)	2,431	38,683
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.6%) (a)	302	26,069
JNL/ClearBridge Large Cap Growth Fund - Class I (3.2%) (a)	1,748	46,349
JNL/Invesco Diversified Dividend Fund - Class I (4.6%) (a)	2,192	37,618
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	145	9,605
JNL/JPMorgan U.S. Value Fund - Class I (0.5%) (a)	435	8,421
JNL/MFS Mid Cap Value Fund - Class I (0.4%) (a)	395	8,190
JNL/Newton Equity Income Fund - Class I (0.7%) (a)	595	21,034
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (3.7%) (a)	2,963	28,535
JNL/T. Rowe Price Growth Stock Fund - Class I (0.5%) (a)	562	49,027
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	48	3,825
JNL/T. Rowe Price Value Fund - Class I (1.7%) (a)	2,562	80,952
JNL/WMC Value Fund - Class I (1.9%) (a)	555	21,068
		447,047
International Equity 9.4%
JNL/Causeway International Value Select Fund - Class I (2.8%) (a)	2,813	58,838
JNL/Lazard International Quality Growth Fund - Class I (7.3%) (a)	2,131	32,832
JNL/WCM Focused International Equity Fund - Class I (1.1%) (a)	1,319	20,429
JNL/William Blair International Leaders Fund - Class I (4.5%) (a)	3,762	44,846
		156,945
Alternative 5.5%
Jackson Credit Opportunities Fund - Class I (4.9%) (a)	2,537	26,029
Jackson Real Assets Fund - Class I (5.3%) (a)	1,486	15,755
JNL Multi-Manager Alternative Fund - Class I (6.2%) (a)	3,852	50,927
		92,711
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.1%) (a)	2,799	25,053
JNL/GQG Emerging Markets Equity Fund - Class I (2.0%) (a)	1,121	16,988
		42,041

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
Global Fixed Income 2.3%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.3%) (a)	2,862	38,439
Total Investment Companies (cost $1,484,614)		1,671,679
Total Investments 100.0% (cost $1,484,614)		1,671,679
Other Assets and Liabilities, Net (0.0)%		(467)
Total Net Assets 100.0%		1,671,212

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 40.7%
JNL Multi-Manager Mid Cap Fund - Class I (7.5%) (a)	4,500	88,391
JNL Multi-Manager Small Cap Growth Fund - Class I (3.0%) (a)	1,620	66,215
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	3,372	69,340
JNL Multi-Manager U.S. Select Equity Fund - Class I (7.9%) (a)	5,430	86,399
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.0%) (a)	961	82,910
JNL/ClearBridge Large Cap Growth Fund - Class I (12.4%) (a)	6,810	180,611
JNL/Invesco Diversified Dividend Fund - Class I (13.7%) (a)	6,488	111,330
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	495	32,833
JNL/JPMorgan U.S. Value Fund - Class I (7.0%) (a)	5,753	111,496
JNL/MFS Mid Cap Value Fund - Class I (1.4%) (a)	1,307	27,129
JNL/Newton Equity Income Fund - Class I (1.5%) (a)	1,316	46,498
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (7.2%) (a)	5,709	54,980
JNL/T. Rowe Price Growth Stock Fund - Class I (2.2%) (a)	2,309	201,622
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	219	17,351
JNL/T. Rowe Price Value Fund - Class I (4.9%) (a)	7,436	234,967
JNL/WMC Value Fund - Class I (6.9%) (a)	1,961	74,409
		1,486,481
Domestic Fixed Income 35.7%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.3%) (a)	12,544	183,137
JNL/DoubleLine Total Return Fund - Class I (12.0%) (a)	20,329	230,328
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.5%) (a)	7,615	98,312
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (13.6%) (a)	13,001	188,642
JNL/PIMCO Income Fund - Class I (5.6%) (a)	7,281	90,073
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.6%) (a)	8,475	109,239
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	3,262	65,368
JNL/PPM America Investment Grade Credit Fund - Class I (32.0%) (a)	8,449	90,315
JNL/PPM America Total Return Fund - Class I (13.0%) (a)	14,274	191,409
JNL/T. Rowe Price U.S. High Yield Fund - Class I (11.5%) (a)	4,395	55,686
		1,302,509
International Equity 14.5%
JNL/Causeway International Value Select Fund - Class I (8.7%) (a)	8,818	184,469
JNL/Lazard International Quality Growth Fund - Class I (20.3%) (a)	5,912	91,101
JNL/WCM Focused International Equity Fund - Class I (7.3%) (a)	8,746	135,475
JNL/William Blair International Leaders Fund - Class I (11.9%) (a)	9,848	117,384
		528,429
Alternative 5.6%
Jackson Credit Opportunities Fund - Class I (10.8%) (a)	5,587	57,322
	Shares	Value ($)
Jackson Real Assets Fund - Class I (11.5%) (a)	3,255	34,501
JNL Multi-Manager Alternative Fund - Class I (13.8%) (a)	8,612	113,858
		205,681
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (6.3%) (a)	8,244	73,783
JNL/GQG Emerging Markets Equity Fund - Class I (6.5%) (a)	3,705	56,162
		129,945
Total Investment Companies (cost $3,103,147)		3,653,045
Total Investments 100.0% (cost $3,103,147)		3,653,045
Other Assets and Liabilities, Net (0.0)%		(940)
Total Net Assets 100.0%		3,652,105

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 49.5%
American Funds American Mutual Fund - R-6	5,251	295,643
American Funds Insurance Series - Growth Fund - Class 1	3,948	467,586
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,007	493,072
American Funds Investment Company of America Fund - R-6	10,867	606,078
		1,862,379
Domestic Fixed Income 18.6%
American Funds Inflation Linked Bond Fund - R-6	6,083	58,089
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,742	16,359
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,195	76,211
American Funds Insurance Series - The Bond Fund of America - Class 1	30,252	288,297
American Funds Mortgage Fund - R-6	17,478	153,806
American Funds Strategic Bond Fund - R-6	11,472	105,887
		698,649
Global Equity 15.4%
American Funds Insurance Series - Global Growth Fund - Class 1	9,039	324,868
American Funds SMALLCAP World Fund - R-6	3,879	253,947
		578,815
International Equity 11.0%
American Funds EuroPacific Growth Fund - R-6	3,708	204,402
American Funds International Growth and Income Fund - R-6	5,433	208,463
		412,865
Emerging Markets Equity 4.5%
American Funds New World Fund - R-6	2,159	169,026
Emerging Markets Fixed Income 1.0%
American Funds Emerging Markets Bond Fund - R-6	4,988	38,162
Total Investment Companies (cost $3,658,810)		3,759,896
Total Investments 100.0% (cost $3,658,810)		3,759,896
Other Assets and Liabilities, Net (0.0)%		(494)
Total Net Assets 100.0%		3,759,402

(a)  Investment in affiliate.

JNL/American Funds Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 54.4%
American Funds Inflation Linked Bond Fund - R-6	40	383
American Funds Insurance Series - American High-Income Trust - Class 1	65	605
American Funds Insurance Series - The Bond Fund of America - Class 1	369	3,521
American Funds Mortgage Fund - R-6	157	1,379
American Funds Strategic Bond Fund - R-6	153	1,409
		7,297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
Domestic Equity 26.6%
American Funds American Mutual Fund - R-6	11	606
American Funds Insurance Series - Growth Fund - Class 1	7	787
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	17	1,023
American Funds Investment Company of America Fund - R-6	21	1,157
		3,573
Global Equity 8.1%
American Funds Insurance Series - Global Growth Fund - Class 1	15	532
American Funds SMALLCAP World Fund - R-6	8	554
		1,086
International Equity 5.8%
American Funds EuroPacific Growth Fund - R-6	7	392
American Funds International Growth and Income Fund - R-6	10	392
		784
Emerging Markets Fixed Income 3.0%
American Funds Emerging Markets Bond Fund - R-6	52	402
Emerging Markets Equity 2.1%
American Funds New World Fund - R-6	3	277
Total Investment Companies (cost $13,522)		13,419
Total Investments 100.0% (cost $13,522)		13,419
Other Assets and Liabilities, Net 0.0%		3
Total Net Assets 100.0%		13,422

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 37.6%
American Funds American Mutual Fund - R-6	2,759	155,308
American Funds Insurance Series - Growth Fund - Class 1	1,550	183,576
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,214	259,476
American Funds Investment Company of America Fund - R-6	5,114	285,230
		883,590
Domestic Fixed Income 37.5%
American Funds Inflation Linked Bond Fund - R-6	4,881	46,612
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	7,747	72,046
American Funds Insurance Series - The Bond Fund of America - Class 1	44,651	425,521
American Funds Mortgage Fund - R-6	18,952	166,780
American Funds Strategic Bond Fund - R-6	18,505	170,797
		881,756
Global Equity 11.3%
American Funds Insurance Series - Global Growth Fund - Class 1	3,679	132,233
American Funds SMALLCAP World Fund - R-6	2,052	134,333
		266,566
International Equity 8.6%
American Funds EuroPacific Growth Fund - R-6	1,798	99,151
American Funds International Growth and Income Fund - R-6	2,661	102,124
		201,275
Emerging Markets Equity 3.0%
American Funds New World Fund - R-6	907	70,979
Emerging Markets Fixed Income 2.0%
American Funds Emerging Markets Bond Fund - R-6	6,309	48,267
Total Investment Companies (cost $2,404,580)		2,352,433
Total Investments 100.0% (cost $2,404,580)		2,352,433
Other Assets and Liabilities, Net 0.0%		76
Total Net Assets 100.0%		2,352,509

(a)  Investment in affiliate.

	Shares	Value ($)
JNL Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 58.7%
Capital Group Dividend Value ETF	652	23,220
iShares Cohen & Steers REIT ETF	117	7,199
iShares Core Dividend Growth ETF (a)	393	24,258
iShares Core S&P 500 ETF	60	33,793
iShares Core S&P Mid-Cap ETF	549	32,051
iShares Core S&P Small Cap ETF	115	12,073
iShares Core S&P U.S. Growth ETF (a)	104	13,264
JPMorgan Active Growth ETF	269	19,871
T. Rowe Price Capital Appreciation Equity ETF (a)	851	27,473
VanEck Morningstar Wide Moat ETF	98	8,578
		201,780
International Equity 17.5%
iShares Core MSCI EAFE ETF	317	23,999
JPMorgan International Research Enhanced Equity ETF (a)	567	36,121
		60,120
Domestic Fixed Income 15.4%
ALPS/SMITH Core Plus Bond ETF	478	12,381
iShares 0-5 Year High Yield Corporate Bond ETF	231	9,801
iShares Core U.S. Aggregate Bond ETF	196	19,380
iShares MBS ETF	123	11,572
		53,134
Emerging Markets Equity 7.3%
iShares Core MSCI Emerging Markets ETF	467	25,185
Emerging Markets Fixed Income 1.0%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	40	3,616
Total Investment Companies (cost $325,641)		343,835
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.4%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	4,760	4,760
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	285	285
Total Short Term Investments (cost $5,045)		5,045
Total Investments 101.4% (cost $330,686)		348,880
Other Assets and Liabilities, Net (1.4)%		(4,907)
Total Net Assets 100.0%		343,973

(a)  All or a portion of the security was on loan as of March 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 55.3%
ALPS/SMITH Core Plus Bond ETF	701	18,144
iShares 0-5 Year High Yield Corporate Bond ETF	259	11,015
iShares 0-5 Year TIPS Bond ETF	20	2,062
iShares 5-10 Year Investment Grade Corporate Bond ETF	347	18,206
iShares Core U.S. Aggregate Bond ETF	347	34,357
iShares MBS ETF	281	26,381
		110,165
Domestic Equity 30.7%
Capital Group Dividend Value ETF	165	5,881
iShares Cohen & Steers REIT ETF	41	2,526
iShares Core Dividend Growth ETF	126	7,789
iShares Core S&P 500 ETF	21	11,604
iShares Core S&P Mid-Cap ETF	151	8,785
iShares Core S&P Small Cap ETF	37	3,887
iShares Core S&P U.S. Growth ETF (a)	30	3,783
JPMorgan Active Growth ETF	70	5,191
T. Rowe Price Capital Appreciation Equity ETF (a)	288	9,296
VanEck Morningstar Wide Moat ETF	27	2,410
		61,152

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
International Equity 7.9%
iShares Core MSCI EAFE ETF	77	5,862
JPMorgan International Research Enhanced Equity ETF	154	9,803
		15,665
Emerging Markets Equity 4.0%
iShares Core MSCI Emerging Markets ETF	147	7,919
Emerging Markets Fixed Income 2.0%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	45	4,058
Total Investment Companies (cost $198,647)		198,959
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 2.4%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	4,692	4,692
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	112	112
Total Short Term Investments (cost $4,804)		4,804
Total Investments 102.3% (cost $203,451)		203,763
Other Assets and Liabilities, Net (2.3)%		(4,639)
Total Net Assets 100.0%		199,124

(a)  All or a portion of the security was on loan as of March 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.2%
Capital Group Dividend Value ETF (a)	377	13,439
iShares Cohen & Steers REIT ETF (a)	80	4,926
iShares Core Dividend Growth ETF (a)	307	18,966
iShares Core S&P 500 ETF	53	29,696
iShares Core S&P Mid-Cap ETF	360	20,990
iShares Core S&P Small Cap ETF	75	7,828
iShares Core S&P U.S. Growth ETF	72	9,145
JPMorgan Active Growth ETF	165	12,177
T. Rowe Price Capital Appreciation Equity ETF (a)	660	21,308
VanEck Morningstar Wide Moat ETF	62	5,476
		143,951
Domestic Fixed Income 35.6%
ALPS/SMITH Core Plus Bond ETF	754	19,510
iShares 0-5 Year High Yield Corporate Bond ETF	325	13,817
iShares 0-5 Year TIPS Bond ETF	24	2,512
iShares 5-10 Year Investment Grade Corporate Bond ETF	249	13,051
iShares Core U.S. Aggregate Bond ETF	380	37,548
iShares MBS ETF	288	27,003
		113,441
International Equity 12.4%
iShares Core MSCI EAFE ETF	218	16,472
JPMorgan International Research Enhanced Equity ETF (a)	360	22,926
		39,398
Emerging Markets Equity 5.5%
iShares Core MSCI Emerging Markets ETF	325	17,562
Emerging Markets Fixed Income 1.3%
iShares JP Morgan USD Emerging Markets Bond ETF (a)	45	4,121
Total Investment Companies (cost $306,840)		318,473
SHORT TERM INVESTMENTS 4.2%
Securities Lending Collateral 4.2%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	13,427	13,427
Total Short Term Investments (cost $13,427)		13,427
Total Investments 104.2% (cost $320,267)		331,900
Other Assets and Liabilities, Net (4.2)%		(13,477)
Total Net Assets 100.0%		318,423

(a)  All or a portion of the security was on loan as of March 31, 2025.

Shares	Value ($)

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.8%
Vanguard Dividend Appreciation ETF	604	117,171
Vanguard Growth ETF (a)	507	188,152
Vanguard Mid-Cap ETF	540	139,589
Vanguard Real Estate ETF	449	40,664
Vanguard Small-Cap ETF	395	87,663
Vanguard Total Stock Market ETF	1,193	327,874
Vanguard Value ETF	1,239	214,113
		1,115,226
International Equity 17.6%
Vanguard FTSE Developed Markets ETF	4,522	229,841
Vanguard International Dividend Appreciation ETF (a)	1,405	116,576
		346,417
Domestic Fixed Income 16.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	384	31,400
Vanguard Intermediate-Term Treasury ETF	533	31,670
Vanguard Mortgage-Backed Securities ETF	2,039	94,405
Vanguard Short-Term Corporate Bond ETF	461	36,379
Vanguard Short-Term Inflation-Protected Securities ETF	316	15,767
Vanguard Total Bond Market ETF	1,642	120,589
		330,210
Emerging Markets Equity 7.0%
Vanguard FTSE Emerging Markets ETF	3,034	137,320
Emerging Markets Fixed Income 1.8%
Vanguard Emerging Markets Government Bond ETF	563	36,125
Total Investment Companies (cost $1,842,609)		1,965,298
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	37,237	37,237
Total Short Term Investments (cost $37,237)		37,237
Total Investments 101.9% (cost $1,879,846)		2,002,535
Other Assets and Liabilities, Net (1.9)%		(38,163)
Total Net Assets 100.0%		1,964,372

(a)  All or a portion of the security was on loan as of March 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.1%
Domestic Fixed Income 54.4%
Vanguard Intermediate-Term Corporate Bond ETF (a)	260	21,286
Vanguard Intermediate-Term Treasury ETF	531	31,508
Vanguard Mortgage-Backed Securities ETF (a)	2,030	94,029
Vanguard Short-Term Corporate Bond ETF	447	35,315
Vanguard Short-Term Inflation-Protected Securities ETF	314	15,689
Vanguard Total Bond Market ETF	1,377	101,102
		298,929
Domestic Equity 31.0%
Vanguard Dividend Appreciation ETF	96	18,558
Vanguard Growth ETF	72	26,776
Vanguard Mid-Cap ETF	76	19,617
Vanguard Real Estate ETF	122	11,028
Vanguard Small-Cap ETF	57	12,515
Vanguard Total Stock Market ETF	185	50,875
Vanguard Value ETF	180	31,115
		170,484

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares	Value ($)
International Equity 7.1%
Vanguard FTSE Developed Markets ETF	546	27,753
Vanguard International Dividend Appreciation ETF (a)	133	11,011
		38,764
Emerging Markets Fixed Income 4.1%
Vanguard Emerging Markets Government Bond ETF	350	22,448
Emerging Markets Equity 3.5%
Vanguard FTSE Emerging Markets ETF	427	19,333
Total Investment Companies (cost $541,429)		549,958
SHORT TERM INVESTMENTS 3.7%
Securities Lending Collateral 3.7%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	20,058	20,058
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	5	5
Total Short Term Investments (cost $20,063)		20,063
Total Investments 103.8% (cost $561,492)		570,021
Other Assets and Liabilities, Net (3.8)%		(20,729)
Total Net Assets 100.0%		549,292

(a)  All or a portion of the security was on loan as of March 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.2%
Domestic Equity 44.6%
Vanguard Dividend Appreciation ETF (a)	231	44,882
Vanguard Growth ETF	183	67,942
Vanguard Mid-Cap ETF	188	48,669
Vanguard Real Estate ETF	207	18,691
Vanguard Small-Cap ETF (a)	134	29,661
Vanguard Total Stock Market ETF	439	120,548
Vanguard Value ETF	450	77,807
		408,200
Domestic Fixed Income 34.8%
Vanguard Intermediate-Term Corporate Bond ETF	323	26,388
Vanguard Intermediate-Term Treasury ETF	571	33,919
Vanguard Mortgage-Backed Securities ETF (a)	2,187	101,267
Vanguard Short-Term Corporate Bond ETF	424	33,482
Vanguard Short-Term Inflation-Protected Securities ETF	338	16,884
Vanguard Total Bond Market ETF	1,444	106,036
		317,976
International Equity 12.6%
Vanguard FTSE Developed Markets ETF	1,709	86,852
Vanguard International Dividend Appreciation ETF (a)	337	27,967
		114,819
Emerging Markets Equity 5.1%
Vanguard FTSE Emerging Markets ETF	1,033	46,749
Emerging Markets Fixed Income 3.1%
Vanguard Emerging Markets Government Bond ETF	444	28,508
Total Investment Companies (cost $874,934)		916,252
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	10,933	10,933
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	53	53
Total Short Term Investments (cost $10,986)		10,986
Total Investments 101.4% (cost $885,920)		927,238
Other Assets and Liabilities, Net (1.4)%		(13,117)
Total Net Assets 100.0%		914,121

(a)  All or a portion of the security was on loan as of March 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL ETF Allocation Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended March 31, 2025, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2025.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	3,270,770	16,149	58,073	—	8,318	(30,311)	3,206,853	100.0
	3,270,770	16,149	58,073	—	8,318	(30,311)	3,206,853	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	434,944	20,291	9,290	2,825	1,988	17,936	465,869	100.0
	434,944	20,291	9,290	2,825	1,988	17,936	465,869	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	301,999	4,121	8,631	—	(1,638)	11,274	307,125	100.0
	301,999	4,121	8,631	—	(1,638)	11,274	307,125	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	1,029,704	4,136	53,538	—	14,869	(39,362)	955,809	100.0
	1,029,704	4,136	53,538	—	14,869	(39,362)	955,809	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	614,732	1,016	31,483	—	(3,409)	(34,658)	546,198	100.0
	614,732	1,016	31,483	—	(3,409)	(34,658)	546,198	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	6,868,698	201,302	147,734	—	60,592	(561,894)	6,420,964	100.0
	6,868,698	201,302	147,734	—	60,592	(561,894)	6,420,964	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	11,702,453	16,354	307,305	—	98,674	(438,041)	11,072,135	100.0
	11,702,453	16,354	307,305	—	98,674	(438,041)	11,072,135	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,306,267	4,219	51,727	—	2,971	(9,130)	1,252,600	100.0
	1,306,267	4,219	51,727	—	2,971	(9,130)	1,252,600	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,321,843	2,398	58,229	—	14,873	8,496	1,289,381	100.0
	1,321,843	2,398	58,229	—	14,873	8,496	1,289,381	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,000,794	13,815	125,620	—	34,851	(16,637)	3,907,203	100.0
	4,000,794	13,815	125,620	—	34,851	(16,637)	3,907,203	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,018,592	5,820	29,783	—	(1,726)	29,724	1,022,627	100.0
	1,018,592	5,820	29,783	—	(1,726)	29,724	1,022,627	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	778,459	5,337	36,047	—	(3,907)	27,162	771,004	100.0
	778,459	5,337	36,047	—	(3,907)	27,162	771,004	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,069,729	49,064	81,419	—	2,270	161,135	2,200,779	100.0
	2,069,729	49,064	81,419	—	2,270	161,135	2,200,779	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,434,158	14,678	114,525	—	17,994	(225,411)	3,126,894	100.0
	3,434,158	14,678	114,525	—	17,994	(225,411)	3,126,894	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,524,728	2,376	96,717	—	6,871	(224,831)	2,212,427	100.0
	2,524,728	2,376	96,717	—	6,871	(224,831)	2,212,427	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	14,749	—	—	—	—	356	15,105	1.1
JNL Multi-Manager Alternative Fund - Class I	—	14,830	—	—	—	(307)	14,523	1.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	58,278	9,639	2,155	—	378	567	66,707	4.8
JNL Multi-Manager International Small Cap Fund - Class I	66,239	1,415	2,464	—	285	(216)	65,259	4.7
JNL Multi-Manager Mid Cap Fund - Class I	79,367	8,334	1,391	—	558	(5,025)	81,843	5.9
JNL Multi-Manager Small Cap Growth Fund - Class I	46,809	4,893	1,013	—	415	(5,626)	45,478	3.3
JNL Multi-Manager Small Cap Value Fund - Class I	46,729	4,919	472	—	197	(3,502)	47,871	3.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	133,744	10,890	7,746	—	3,189	(7,420)	132,657	9.6
JNL/Causeway International Value Select Fund - Class I	100,477	82	10,606	—	2,042	9,260	101,255	7.4
JNL/DoubleLine Core Fixed Income Fund - Class I	39,556	5,598	3,262	—	211	907	43,010	3.1
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	32,510	8	34,311	—	15,991	(14,198)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	49,187	920	3,546	—	1,286	(1,240)	46,607	3.4
JNL/Harris Oakmark Global Equity Fund - Class I	28,865	25	31,145	—	3,488	(1,233)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	18,787	—	—	—	(2,944)	15,843	1.1
JNL/JPMorgan U.S. Value Fund - Class I	57,094	61	16,334	—	4,145	(2,546)	42,420	3.1
JNL/Loomis Sayles Global Growth Fund - Class I	77,952	1,377	4,115	—	1,877	(4,277)	72,814	5.3
JNL/Morningstar SMID Moat Focus Index Fund - Class I	38,961	1,056	1,004	—	91	(2,001)	37,103	2.7
JNL/Morningstar Wide Moat Index Fund - Class I	117,114	1,125	44,968	—	1,697	(5,723)	69,245	5.0
JNL/Newton Equity Income Fund - Class I	60,961	25,960	3,286	—	428	783	84,846	6.2
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	43,714	45,279	1,797	—	(19)	(3,867)	83,310	6.1
JNL/T. Rowe Price Growth Stock Fund - Class I	88,132	1,082	10,133	—	6,003	(13,470)	71,614	5.2
JNL/T. Rowe Price Value Fund - Class I	96,640	—	8,688	—	3,978	1,007	92,937	6.8
JNL/WCM Focused International Equity Fund - Class I	101,644	38	4,965	—	719	5,090	102,526	7.5
JNL/WMC Equity Income Fund - Class I	58,023	94	17,632	—	4,337	(2,256)	42,566	3.1
	1,436,745	156,412	211,033	—	51,296	(57,881)	1,375,539	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	25,660	2,230	—	543	—	(187)	27,703	5.0
Jackson Real Assets Fund - Class I	8,772	2,240	—	—	—	224	11,236	2.0
JNL Multi-Manager Alternative Fund - Class I	24,701	—	3,014	—	305	(169)	21,823	3.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,287	3,106	511	—	(21)	103	10,964	2.0
JNL Multi-Manager Mid Cap Fund - Class I	5,976	5,869	209	—	20	(712)	10,944	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	5,403	504	107	—	25	(376)	5,449	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	19,102	2,082	1,868	—	641	(1,036)	18,921	3.4
JNL/Causeway International Value Select Fund - Class I	7,181	2,648	1,050	—	228	541	9,548	1.7
JNL/DoubleLine Core Fixed Income Fund - Class I	58,748	888	2,376	—	64	1,493	58,817	10.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	19,576	3,081	887	—	60	461	22,291	4.0
JNL/DoubleLine Total Return Fund - Class I	64,337	937	2,775	—	(75)	2,048	64,472	11.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	61,459	781	3,644	—	192	1,436	60,224	10.8
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	5,516	442	189	—	9	(339)	5,439	1.0
JNL/JPMorgan U.S. Value Fund - Class I	7,103	113	7,590	—	1,779	(1,405)	—	—
JNL/Lord Abbett Short Duration Income Fund - Class I	19,651	374	780	—	(22)	312	19,535	3.5
JNL/Morningstar Wide Moat Index Fund - Class I	14,265	794	14,984	—	964	(1,039)	—	—
JNL/Newton Equity Income Fund - Class I	—	8,833	215	—	(2)	(254)	8,362	1.5
JNL/PIMCO Income Fund - Class I	44,762	526	2,006	—	399	1,001	44,682	8.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	11,168	177	459	—	(20)	346	11,212	2.0
JNL/PIMCO Real Return Fund - Class I	8,403	2,894	473	—	43	425	11,292	2.0
JNL/PPM America Investment Grade Credit Fund - Class I	11,166	191	408	—	21	246	11,216	2.0
JNL/PPM America Total Return Fund - Class I	53,062	799	2,001	—	13	1,277	53,150	9.6
JNL/T. Rowe Price Capital Appreciation Fund - Class I	33,785	778	1,445	—	531	(599)	33,050	5.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	15,414	1,692	525	—	59	(2)	16,638	3.0
JNL/T. Rowe Price Value Fund - Class I	9,607	252	573	—	49	451	9,786	1.8
JNL/WCM Focused International Equity Fund - Class I	7,002	2,946	713	—	(149)	377	9,463	1.7
JNL/WMC Equity Income Fund - Class I	7,189	101	7,670	—	1,797	(1,417)	—	—
	557,295	45,278	56,472	543	6,910	3,206	556,217	100.0
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	76,147	13,500	—	1,657	—	(594)	89,053	3.2
Jackson Real Assets Fund - Class I	45,540	—	—	—	—	1,100	46,640	1.7
JNL Multi-Manager Alternative Fund - Class I	45,398	14,400	1,140	—	179	(347)	58,490	2.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,090	37,358	3,359	—	590	(220)	113,459	4.1
JNL Multi-Manager International Small Cap Fund - Class I	102,754	139	13,228	—	1,668	(946)	90,387	3.2
JNL Multi-Manager Mid Cap Fund - Class I	147,902	—	3,766	—	1,454	(8,488)	137,102	4.9
JNL Multi-Manager Small Cap Growth Fund - Class I	64,906	8,647	1,293	—	539	(8,101)	64,698	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	71,763	2,180	438	—	193	(4,879)	68,819	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	250,392	—	14,151	—	5,924	(11,601)	230,564	8.2
JNL/Causeway International Value Select Fund - Class I	200,812	2,112	19,769	—	4,002	18,274	205,431	7.3
JNL/DoubleLine Core Fixed Income Fund - Class I	110,690	1,410	13,396	—	672	2,105	101,481	3.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	36,798	598	9,373	—	883	22	28,928	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	43,482	20	45,913	—	9,784	(7,373)	—	—
JNL/DoubleLine Total Return Fund - Class I	103,393	2,007	6,865	—	(122)	3,263	101,676	3.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	78,027	944	8,536	—	529	1,471	72,435	2.6
JNL/GQG Emerging Markets Equity Fund - Class I	71,179	3,067	1,901	—	679	(635)	72,389	2.6
JNL/Harris Oakmark Global Equity Fund - Class I	36,437	—	39,273	—	3,218	(382)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	22,325	—	—	—	(3,562)	18,763	0.7
JNL/JPMorgan U.S. Value Fund - Class I	104,676	265	29,325	—	7,543	(4,607)	78,552	2.8
JNL/Loomis Sayles Global Growth Fund - Class I	116,305	—	7,327	—	2,086	(5,283)	105,781	3.8
JNL/Lord Abbett Short Duration Income Fund - Class I	29,578	574	1,719	—	(9)	443	28,867	1.0
JNL/Morningstar SMID Moat Focus Index Fund - Class I	50,586	322	1,254	—	123	(2,503)	47,274	1.7
JNL/Morningstar Wide Moat Index Fund - Class I	161,500	27	35,840	—	(3,283)	(3,335)	119,069	4.3
JNL/Newton Equity Income Fund - Class I	115,524	37,836	6,014	—	803	1,858	150,007	5.4
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	22,049	214	1,241	—	(65)	704	21,661	0.8
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	87,949	67,574	2,133	—	(19)	(6,456)	146,915	5.3
JNL/T. Rowe Price Growth Stock Fund - Class I	146,445	—	10,323	—	4,866	(18,036)	122,952	4.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	22,212	7,714	1,392	—	169	(150)	28,553	1.0
JNL/T. Rowe Price Value Fund - Class I	172,792	427	15,907	—	7,321	1,637	166,270	5.9
JNL/WCM Focused International Equity Fund - Class I	204,775	291	16,341	—	2,425	9,602	200,752	7.2
JNL/WMC Equity Income Fund - Class I	106,721	512	32,222	—	7,636	(3,807)	78,840	2.8
	2,905,822	224,463	343,439	1,657	59,788	(50,826)	2,795,808	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	86,388	6,825	—	1,822	—	(625)	92,588	4.9
Jackson Real Assets Fund - Class I	36,086	2,570	—	—	—	886	39,542	2.1
JNL Multi-Manager Alternative Fund - Class I	79,194	—	2,727	—	693	(408)	76,752	4.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	38,407	4,401	1,483	—	262	428	42,015	2.3
JNL Multi-Manager International Small Cap Fund - Class I	14,667	3	980	—	247	(203)	13,734	0.7
JNL Multi-Manager Mid Cap Fund - Class I	48,444	9,519	732	—	364	(3,423)	54,172	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	23,521	444	216	—	6	(2,414)	21,341	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	32,954	79	4,113	—	1,392	(3,156)	27,156	1.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	119,748	234	19,305	—	8,510	(9,613)	99,574	5.3
JNL/Causeway International Value Select Fund - Class I	47,397	—	6,252	—	2,316	2,897	46,358	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	137,862	5,393	8,743	—	270	3,421	138,203	7.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	58,932	4,863	3,577	—	550	992	61,760	3.3
JNL/DoubleLine Total Return Fund - Class I	137,888	10,374	9,515	—	2	4,380	143,129	7.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	157,356	8	18,406	—	989	3,013	142,960	7.6
JNL/GQG Emerging Markets Equity Fund - Class I	23,902	446	585	—	127	(114)	23,776	1.3
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	19,465	19	382	—	17	(1,159)	17,960	1.0
JNL/JPMorgan U.S. Value Fund - Class I	47,330	4	20,655	—	5,374	(3,795)	28,258	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	28,752	9,370	1,743	—	501	(2,415)	34,465	1.8
JNL/Lord Abbett Short Duration Income Fund - Class I	64,073	327	3,515	—	(140)	1,080	61,825	3.3
JNL/Morningstar Wide Moat Index Fund - Class I	78,055	166	38,991	—	844	(3,020)	37,054	2.0
JNL/Newton Equity Income Fund - Class I	—	48,918	394	—	(8)	(1,439)	47,077	2.5
JNL/PIMCO Income Fund - Class I	98,102	9,871	6,533	—	963	2,198	104,601	5.6
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	29,518	30	1,821	—	38	818	28,583	1.5
JNL/PIMCO Real Return Fund - Class I	29,556	—	6,759	—	579	635	24,011	1.3
JNL/PPM America Investment Grade Credit Fund - Class I	29,511	63	1,675	—	95	599	28,593	1.5
JNL/PPM America Total Return Fund - Class I	117,892	381	6,802	—	88	2,744	114,303	6.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	116,985	1,096	5,082	—	2,224	(2,482)	112,741	6.0
JNL/T. Rowe Price Growth Stock Fund - Class I	43,433	90	6,105	—	2,839	(6,304)	33,953	1.8
JNL/T. Rowe Price U.S. High Yield Fund - Class I	49,340	84	2,483	—	572	(329)	47,184	2.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	56,996	—	2,886	—	260	2,706	57,076	3.1
JNL/WCM Focused International Equity Fund - Class I	49,345	20	6,867	—	575	2,477	45,550	2.4
JNL/WMC Equity Income Fund - Class I	48,511	—	22,083	—	5,843	(3,909)	28,362	1.5
	1,949,610	115,598	211,410	1,822	36,392	(15,534)	1,874,656	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	139,878	5,400	—	2,913	—	(980)	144,298	4.2
Jackson Real Assets Fund - Class I	72,989	—	—	—	—	1,763	74,752	2.2
JNL Multi-Manager Alternative Fund - Class I	127,481	6,900	1,288	—	102	137	133,332	3.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,241	26,426	2,802	—	500	252	103,617	3.0
JNL Multi-Manager International Small Cap Fund - Class I	62,847	—	3,758	—	938	(735)	59,292	1.7
JNL Multi-Manager Mid Cap Fund - Class I	123,111	28,148	1,100	—	598	(8,763)	141,994	4.1
JNL Multi-Manager Small Cap Growth Fund - Class I	69,829	—	8,719	—	3,684	(9,630)	55,164	1.6
JNL Multi-Manager Small Cap Value Fund - Class I	69,881	—	7,326	—	3,203	(7,046)	58,712	1.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	256,761	—	19,495	—	8,379	(13,481)	232,164	6.7
JNL/Causeway International Value Select Fund - Class I	167,243	4,873	18,507	—	5,041	13,420	172,070	5.0
JNL/DoubleLine Core Fixed Income Fund - Class I	199,530	—	19,020	—	835	4,245	185,590	5.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	90,432	—	13,528	—	1,437	837	79,178	2.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	35,222	—	37,173	—	19,962	(18,011)	—	—
JNL/DoubleLine Total Return Fund - Class I	199,569	742	11,860	—	508	5,544	194,503	5.7
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	198,821	—	18,415	—	1,008	4,136	185,550	5.4
JNL/GQG Emerging Markets Equity Fund - Class I	61,309	1,986	1,431	—	513	(495)	61,882	1.8
JNL/JPMorgan U.S. Value Fund - Class I	95,864	—	20,064	—	5,121	(2,602)	78,319	2.3
JNL/Loomis Sayles Global Growth Fund - Class I	70,518	35,798	3,833	—	1,107	(7,405)	96,185	2.8
JNL/Lord Abbett Short Duration Income Fund - Class I	100,228	807	5,487	—	(18)	1,484	97,014	2.8
JNL/Morningstar SMID Moat Focus Index Fund - Class I	35,225	169	863	—	96	(1,737)	32,890	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	151,116	—	43,006	—	3,134	(8,868)	102,376	3.0
JNL/Newton Equity Income Fund - Class I	105,340	45,071	4,343	—	626	1,536	148,230	4.3
JNL/PIMCO Income Fund - Class I	81,742	—	5,055	—	718	1,816	79,221	2.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	18,053	—	1,043	—	23	503	17,536	0.5
JNL/PIMCO Real Return Fund - Class I	18,068	8,900	1,368	—	275	802	26,677	0.8
JNL/PPM America Investment Grade Credit Fund - Class I	18,045	—	934	—	54	372	17,537	0.5
JNL/PPM America Total Return Fund - Class I	123,170	—	11,348	—	1,191	1,694	114,707	3.3
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	107,161	73,022	2,295	—	26	(7,332)	170,582	5.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	111,406	—	114,191	—	47,076	(44,291)	—	—
JNL/T. Rowe Price Growth Stock Fund - Class I	124,280	8,736	1,820	—	1,076	(14,349)	117,923	3.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	45,616	8,950	2,430	—	559	(438)	52,257	1.5
JNL/T. Rowe Price Value Fund - Class I	140,217	17,914	6,382	—	2,944	4,106	158,799	4.6
JNL/WCM Focused International Equity Fund - Class I	173,275	—	14,913	—	2,138	8,052	168,552	4.9
JNL/WMC Equity Income Fund - Class I	98,028	—	22,884	—	5,915	(2,476)	78,583	2.3
	3,571,496	273,842	426,681	2,913	118,769	(97,940)	3,439,486	100.0
JNL/JPMorgan Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	28,846	594	1	593	—	(196)	29,243	1.4
Jackson Real Assets Fund - Class I	17,928	275	—	—	—	435	18,638	0.9
JNL Multi-Manager Alternative Fund - Class I	43,497	—	674	—	123	13	42,959	2.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	64,038	17	2,786	—	485	943	62,697	3.1
JNL Multi-Manager Mid Cap Fund - Class I	73,972	103	836	—	372	(3,964)	69,647	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	62,680	264	458	—	214	(6,525)	56,175	2.8
JNL Multi-Manager Small Cap Value Fund - Class I	62,842	168	160	—	95	(4,065)	58,880	2.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	76,417	162	4,091	—	363	(2,080)	70,771	3.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	128,542	549	2,457	—	1,549	(15,970)	112,213	5.5
JNL/Causeway International Value Select Fund - Class I	171,907	—	22,156	—	4,318	14,491	168,560	8.3
JNL/ClearBridge Large Cap Growth Fund - Class I	157,533	315	2,114	—	1,110	(12,678)	144,166	7.1
JNL/DoubleLine Total Return Fund - Class I	52,286	23	2,700	—	84	1,495	51,188	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	53,341	72	838	—	13	23	52,611	2.6
JNL/Invesco Diversified Dividend Fund - Class I	101,182	—	4,237	—	1,583	481	99,009	4.9
JNL/JPMorgan MidCap Growth Fund - Class I	36,657	161	1,095	—	366	(3,574)	32,515	1.6
JNL/JPMorgan U.S. Value Fund - Class I	73,174	4	1,690	—	843	634	72,965	3.6
JNL/Lazard International Quality Growth Fund - Class I	80,073	—	4,871	—	865	757	76,824	3.8
JNL/MFS Mid Cap Value Fund - Class I	26,170	30	183	—	(3)	(676)	25,338	1.3
JNL/Newton Equity Income Fund - Class I	63,008	13	2,307	—	616	1,448	62,778	3.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	10,667	6	409	—	22	291	10,577	0.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Investment Grade Credit Fund - Class I	10,681	7	381	—	22	231	10,560	0.5
JNL/PPM America Total Return Fund - Class I	52,233	28	2,496	—	(78)	1,326	51,013	2.5
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	42,687	7	653	—	(2)	(1,223)	40,816	2.0
JNL/T. Rowe Price Growth Stock Fund - Class I	149,459	439	1,896	—	1,078	(15,659)	133,421	6.6
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	10,578	26	166	—	76	(822)	9,692	0.5
JNL/T. Rowe Price Value Fund - Class I	209,627	8	8,588	—	3,915	6,894	211,856	10.4
JNL/WCM Focused International Equity Fund - Class I	115,232	—	9,428	—	708	5,933	112,445	5.5
JNL/William Blair International Leaders Fund - Class I	89,982	—	4,657	—	(669)	2,140	86,796	4.3
JNL/WMC Value Fund - Class I	57,707	—	1,739	—	630	888	57,486	2.8
	2,122,946	3,271	84,067	593	18,698	(29,009)	2,031,839	100.0
JNL/JPMorgan Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	11,073	228	—	228	—	(76)	11,225	1.7
Jackson Real Assets Fund - Class I	1,990	4,620	—	—	—	89	6,699	1.0
JNL Multi-Manager Alternative Fund - Class I	27,529	1	857	—	181	(81)	26,773	4.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,161	57	482	—	(154)	339	7,921	1.2
JNL Multi-Manager Mid Cap Fund - Class I	9,966	309	185	—	89	(577)	9,602	1.4
JNL Multi-Manager Small Cap Growth Fund - Class I	4,919	226	71	—	18	(522)	4,570	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	4,933	195	13	—	1	(320)	4,796	0.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	10,396	248	881	—	90	(287)	9,566	1.4
JNL/Causeway International Value Select Fund - Class I	11,938	6	1,739	—	116	1,175	11,496	1.7
JNL/ClearBridge Large Cap Growth Fund - Class I	10,420	214	300	—	167	(917)	9,584	1.4
JNL/DoubleLine Core Fixed Income Fund - Class I	66,689	107	3,857	—	(50)	1,776	64,665	9.6
JNL/DoubleLine Total Return Fund - Class I	68,409	109	4,869	—	(121)	2,146	65,674	9.8
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	44,747	513	1,132	—	33	1,179	45,340	6.8
JNL/Invesco Diversified Dividend Fund - Class I	8,442	113	435	—	210	(26)	8,304	1.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	61,987	104	4,519	—	(316)	2,030	59,286	8.8
JNL/JPMorgan U.S. Value Fund - Class I	4,943	83	139	—	1	103	4,991	0.8
JNL/Lazard International Quality Growth Fund - Class I	5,074	35	368	—	42	67	4,850	0.7
JNL/Neuberger Berman Strategic Income Fund - Class I	22,402	24	1,062	—	145	408	21,917	3.3
JNL/Newton Equity Income Fund - Class I	7,321	83	276	—	6	241	7,375	1.1
JNL/PIMCO Income Fund - Class I	34,470	44	1,843	—	223	848	33,742	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	34,053	24	2,369	—	(103)	1,067	32,672	4.9
JNL/PIMCO Real Return Fund - Class I	34,506	72	2,092	—	378	1,204	34,068	5.1
JNL/PPM America High Yield Bond Fund - Class I	29,262	74	1,114	—	17	307	28,546	4.3
JNL/PPM America Investment Grade Credit Fund - Class I	27,546	27	1,174	—	65	583	27,047	4.0
JNL/PPM America Total Return Fund - Class I	66,647	52	3,651	—	376	1,204	64,628	9.6
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	12,206	171	371	—	9	(346)	11,669	1.7
JNL/T. Rowe Price Growth Stock Fund - Class I	10,395	259	258	—	70	(1,074)	9,392	1.4
JNL/T. Rowe Price U.S. High Yield Fund - Class I	20,696	81	721	—	162	(60)	20,158	3.0
JNL/T. Rowe Price Value Fund - Class I	11,620	152	566	—	289	321	11,816	1.8
JNL/WCM Focused International Equity Fund - Class I	8,248	69	724	—	(15)	495	8,073	1.2
JNL/William Blair International Leaders Fund - Class I	5,035	33	326	—	7	79	4,828	0.7
	686,023	8,333	36,394	228	1,936	11,375	671,273	100.0
JNL/JPMorgan Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	54,069	1,113	1	1,112	—	(367)	54,814	1.4
Jackson Real Assets Fund - Class I	31,399	4,015	—	—	—	795	36,209	0.9
JNL Multi-Manager Alternative Fund - Class I	84,050	—	1,380	—	332	(71)	82,931	2.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	114,159	—	6,599	—	(2,127)	4,700	110,133	2.8
JNL Multi-Manager Mid Cap Fund - Class I	130,574	—	973	—	171	(6,534)	123,238	3.1
JNL Multi-Manager Small Cap Growth Fund - Class I	104,943	—	99	—	47	(10,690)	94,201	2.4
JNL Multi-Manager Small Cap Value Fund - Class I	105,699	—	—	—	—	(6,693)	99,006	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	102,412	—	5,533	—	531	(2,785)	94,625	2.4
JNL/BlackRock Large Cap Select Growth Fund - Class I	228,069	—	3,753	—	2,375	(27,987)	198,704	5.1
JNL/Causeway International Value Select Fund - Class I	292,004	—	44,132	—	9,294	22,637	279,803	7.1
JNL/ClearBridge Large Cap Growth Fund - Class I	268,068	—	4,265	—	2,258	(21,838)	244,223	6.2
JNL/DoubleLine Core Fixed Income Fund - Class I	131,182	—	8,595	—	74	3,323	125,984	3.2
JNL/DoubleLine Total Return Fund - Class I	197,173	—	17,576	—	(523)	6,302	185,376	4.7
JNL/GQG Emerging Markets Equity Fund - Class I	83,266	—	2,117	—	610	(557)	81,202	2.1
JNL/Invesco Diversified Dividend Fund - Class I	165,050	—	7,926	—	2,675	771	160,570	4.1
JNL/JPMorgan MidCap Growth Fund - Class I	60,599	—	1,695	—	935	(6,225)	53,614	1.4
JNL/JPMorgan U.S. Value Fund - Class I	141,162	—	3,307	—	1,657	1,206	140,718	3.6
JNL/Lazard International Quality Growth Fund - Class I	124,210	—	8,422	—	1,515	1,050	118,353	3.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/MFS Mid Cap Value Fund - Class I	40,549	—	177	—	(3)	(1,053)	39,316	1.0
JNL/Newton Equity Income Fund - Class I	81,117	—	3,095	—	844	1,836	80,702	2.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	56,691	—	3,288	—	172	1,478	55,053	1.4
JNL/PPM America High Yield Bond Fund - Class I	42,055	—	2,308	—	512	(48)	40,211	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	56,560	—	2,868	—	166	1,167	55,025	1.4
JNL/PPM America Total Return Fund - Class I	167,997	—	9,456	—	437	3,588	162,566	4.1
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	72,783	—	1,593	—	7	(2,068)	69,129	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	289,283	—	4,423	—	2,533	(30,619)	256,774	6.6
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	22,481	—	363	—	168	(1,746)	20,540	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	21,084	—	1,140	—	86	17	20,047	0.5
JNL/T. Rowe Price Value Fund - Class I	354,415	—	16,511	—	7,578	10,771	356,253	9.1
JNL/WCM Focused International Equity Fund - Class I	192,057	—	17,045	—	131	11,060	186,203	4.8
JNL/William Blair International Leaders Fund - Class I	184,991	—	11,667	—	(1,688)	4,804	176,440	4.5
JNL/WMC Value Fund - Class I	122,251	—	4,608	—	1,685	1,562	120,890	3.1
	4,122,402	5,128	194,915	1,112	32,452	(42,214)	3,922,853	100.0
JNL/JPMorgan Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	25,675	529	—	528	—	(175)	26,029	1.6
Jackson Real Assets Fund - Class I	5,250	10,285	—	—	—	220	15,755	0.9
JNL Multi-Manager Alternative Fund - Class I	52,087	—	1,338	—	332	(154)	50,927	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	25,635	29	1,189	—	210	368	25,053	1.5
JNL Multi-Manager Mid Cap Fund - Class I	26,822	206	263	—	47	(1,357)	25,455	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	22,675	218	106	—	50	(2,354)	20,483	1.2
JNL Multi-Manager Small Cap Value Fund - Class I	23,032	200	34	—	7	(1,472)	21,733	1.3
JNL Multi-Manager U.S. Select Equity Fund - Class I	42,395	164	3,016	—	301	(1,161)	38,683	2.3
JNL/BlackRock Large Cap Select Growth Fund - Class I	29,855	145	591	—	181	(3,521)	26,069	1.6
JNL/Causeway International Value Select Fund - Class I	60,297	69	8,078	—	1,307	5,243	58,838	3.5
JNL/ClearBridge Large Cap Growth Fund - Class I	50,983	172	1,114	—	612	(4,304)	46,349	2.8
JNL/DoubleLine Core Fixed Income Fund - Class I	124,842	—	8,313	—	(124)	3,319	119,724	7.2
JNL/DoubleLine Total Return Fund - Class I	150,216	—	13,361	—	323	4,033	141,211	8.4
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	69,285	90	346	—	1	1,863	70,893	4.2
JNL/GQG Emerging Markets Equity Fund - Class I	17,075	17	115	—	2	9	16,988	1.0
JNL/Invesco Diversified Dividend Fund - Class I	38,350	51	1,603	—	551	269	37,618	2.3
JNL/JPMorgan MidCap Growth Fund - Class I	10,800	82	336	—	55	(996)	9,605	0.6
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	108,308	—	4,331	—	(114)	3,214	107,077	6.4
JNL/JPMorgan U.S. Value Fund - Class I	8,401	34	188	—	1	173	8,421	0.5
JNL/Lazard International Quality Growth Fund - Class I	34,257	115	2,262	—	254	468	32,832	2.0
JNL/MFS Mid Cap Value Fund - Class I	8,405	52	47	—	—	(220)	8,190	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	38,998	—	1,530	—	284	687	38,439	2.3
JNL/Newton Equity Income Fund - Class I	21,017	68	754	—	15	688	21,034	1.3
JNL/PIMCO Income Fund - Class I	77,308	—	7,039	—	941	1,372	72,582	4.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	77,204	—	3,350	—	(118)	2,365	76,101	4.6
JNL/PIMCO Real Return Fund - Class I	52,004	—	2,586	—	458	1,941	51,817	3.1
JNL/PPM America High Yield Bond Fund - Class I	56,326	—	1,965	—	437	189	54,987	3.3
JNL/PPM America Investment Grade Credit Fund - Class I	38,946	—	1,333	—	77	846	38,536	2.3
JNL/PPM America Total Return Fund - Class I	132,400	—	7,674	—	783	2,342	127,851	7.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	30,033	22	681	—	14	(853)	28,535	1.7
JNL/T. Rowe Price Growth Stock Fund - Class I	55,299	238	1,180	—	701	(6,031)	49,027	2.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	4,167	19	67	—	4	(298)	3,825	0.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	34,721	—	1,174	—	181	(11)	33,717	2.0
JNL/T. Rowe Price Value Fund - Class I	79,465	382	3,046	—	1,426	2,725	80,952	4.8
JNL/WCM Focused International Equity Fund - Class I	20,834	87	1,705	—	(566)	1,779	20,429	1.2
JNL/William Blair International Leaders Fund - Class I	46,679	131	2,759	—	(331)	1,126	44,846	2.7
JNL/WMC Value Fund - Class I	21,120	60	682	—	294	276	21,068	1.3
	1,721,166	13,465	84,156	528	8,596	12,608	1,671,679	100.0
JNL/JPMorgan Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	56,543	1,164	—	1,163	—	(385)	57,322	1.6
Jackson Real Assets Fund - Class I	11,694	22,320	—	—	—	487	34,501	0.9
JNL Multi-Manager Alternative Fund - Class I	116,006	—	2,538	—	629	(239)	113,858	3.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	76,342	—	4,290	—	(1,366)	3,097	73,783	2.0
JNL Multi-Manager Mid Cap Fund - Class I	93,565	16	624	—	111	(4,677)	88,391	2.4
JNL Multi-Manager Small Cap Growth Fund - Class I	73,860	17	186	—	88	(7,564)	66,215	1.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	73,999	29	—	—	—	(4,688)	69,340	1.9
JNL Multi-Manager U.S. Select Equity Fund - Class I	94,384	—	6,007	—	592	(2,570)	86,399	2.4
JNL/BlackRock Large Cap Select Growth Fund - Class I	95,339	—	1,756	—	527	(11,200)	82,910	2.3
JNL/Causeway International Value Select Fund - Class I	191,779	6	28,353	—	4,807	16,230	184,469	5.1
JNL/ClearBridge Large Cap Growth Fund - Class I	199,360	—	4,325	—	2,216	(16,640)	180,611	4.9
JNL/DoubleLine Core Fixed Income Fund - Class I	190,715	—	12,490	—	154	4,758	183,137	5.0
JNL/DoubleLine Total Return Fund - Class I	248,479	—	25,320	—	(222)	7,391	230,328	6.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	96,174	—	448	—	22	2,564	98,312	2.7
JNL/GQG Emerging Markets Equity Fund - Class I	57,490	—	1,367	—	530	(491)	56,162	1.5
JNL/Invesco Diversified Dividend Fund - Class I	113,646	1	4,727	—	1,627	783	111,330	3.1
JNL/JPMorgan MidCap Growth Fund - Class I	36,954	5	881	—	518	(3,763)	32,833	0.9
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	192,411	—	9,280	—	96	5,415	188,642	5.2
JNL/JPMorgan U.S. Value Fund - Class I	111,075	30	1,861	—	864	1,388	111,496	3.1
JNL/Lazard International Quality Growth Fund - Class I	95,358	6	6,259	—	699	1,297	91,101	2.5
JNL/MFS Mid Cap Value Fund - Class I	27,915	6	63	—	—	(729)	27,129	0.7
JNL/Newton Equity Income Fund - Class I	46,755	7	1,820	—	504	1,052	46,498	1.3
JNL/PIMCO Income Fund - Class I	94,413	—	7,225	—	975	1,910	90,073	2.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	113,306	—	7,338	—	193	3,078	109,239	3.0
JNL/PPM America High Yield Bond Fund - Class I	67,422	—	2,806	—	627	125	65,368	1.8
JNL/PPM America Investment Grade Credit Fund - Class I	101,880	—	13,747	—	647	1,535	90,315	2.5
JNL/PPM America Total Return Fund - Class I	200,867	—	14,156	—	1,289	3,409	191,409	5.2
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	57,280	—	659	—	10	(1,651)	54,980	1.5
JNL/T. Rowe Price Growth Stock Fund - Class I	228,165	—	4,555	—	2,703	(24,691)	201,622	5.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	18,932	—	246	—	38	(1,373)	17,351	0.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,909	—	2,511	—	503	(215)	55,686	1.5
JNL/T. Rowe Price Value Fund - Class I	232,467	60	9,640	—	4,444	7,636	234,967	6.4
JNL/WCM Focused International Equity Fund - Class I	139,148	32	11,840	—	(408)	8,543	135,475	3.7
JNL/William Blair International Leaders Fund - Class I	122,834	14	7,564	—	(1,167)	3,267	117,384	3.2
JNL/WMC Value Fund - Class I	74,772	18	2,380	—	864	1,135	74,409	2.0
	3,809,238	23,731	197,262	1,163	23,114	(5,776)	3,653,045	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	15,819	—	—	—	—	540	16,359	0.5
American Funds Insurance Series - American High-Income Trust - Class 1	78,522	12	3,271	—	(353)	1,301	76,211	2.0
	94,341	12	3,271	—	(353)	1,841	92,570	2.5
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - American High-Income Trust - Class 1	73,631	22	2,485	—	(279)	1,157	72,046	3.1
	73,631	22	2,485	—	(279)	1,157	72,046	3.1

JNL Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	10	9,360	9,085	2	—	—	285	0.1
JNL Government Money Market Fund, 4.30% - Class SL	21,112	121,187	137,539	141	—	—	4,760	1.4
	21,122	130,547	146,624	143	—	—	5,045	1.5

JNL Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	127	23,568	23,583	8	—	—	112	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Moderate ETF Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	1,626	55,612	52,546	42	—	—	4,692	2.4
	1,753	79,180	76,129	50	—	—	4,804	2.4

JNL Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	166	24,402	24,568	8	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	1,001	107,798	95,372	96	—	—	13,427	4.2
	1,167	132,200	119,940	104	—	—	13,427	4.2

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	—	9,904	9,904	3	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	170,988	402,073	535,824	775	—	—	37,237	1.9
	170,988	411,977	545,728	778	—	—	37,237	1.9

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	200	10,418	10,613	3	—	—	5	—
JNL Government Money Market Fund, 4.30% - Class SL	53,185	132,732	165,859	463	—	—	20,058	3.7
	53,385	143,150	176,472	466	—	—	20,063	3.7

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	102	7,641	7,690	2	—	—	53	—
JNL Government Money Market Fund, 4.30% - Class SL	30,103	180,590	199,760	581	—	—	10,933	1.2
	30,205	188,231	207,450	583	—	—	10,986	1.2

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	09/17/21	522	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	09/26/22	658	—	—
Public Joint Stock Company Phosagro	06/30/21	266	—	—
Public Joint Stock Company Phosagro	06/30/21	2	—	—
Public Joint-Stock Company Inter RAO UES	03/25/19	331	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Growth Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint-Stock Company Severstal	04/12/23	463	—	—
		2,242	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value under U.S. GAAP and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.8%
U.S. Treasury Note 34.8%
Treasury, United States Department of
3.75%, 04/15/26 - 12/31/30	10,735	10,673
4.88%, 04/30/26 - 10/31/30	7,415	7,580
1.63%, 05/15/26 - 08/15/29	5,157	4,935
0.75%, 05/31/26 - 01/31/28	6,135	5,817
2.13%, 05/31/26	1,120	1,096
4.13%, 06/15/26 - 11/15/32	35,120	35,284
0.88%, 06/30/26 - 11/15/30	10,335	9,426
4.63%, 06/30/26 - 02/15/35	23,145	23,658
4.50%, 07/15/26 - 11/15/33	13,100	13,332
0.63%, 07/31/26 - 08/15/30	16,675	14,467
4.38%, 07/31/26 - 05/15/34	21,685	21,968
1.50%, 08/15/26 - 02/15/30	11,710	10,961
1.38%, 08/31/26 - 11/15/31	11,903	10,523
3.50%, 09/30/26 - 02/15/33	16,970	16,637
1.13%, 10/31/26 - 08/31/28	10,730	9,983
4.13%, 10/31/26 (a)	2,410	2,416
2.00%, 11/15/26	760	737
1.25%, 11/30/26 - 08/15/31	15,350	13,885
4.25%, 11/30/26 - 11/15/34	26,285	26,517
1.75%, 12/31/26 - 11/15/29	7,120	6,537
2.25%, 02/15/27 - 11/15/27	2,970	2,869
1.88%, 02/28/27 - 02/15/32	9,320	8,363
2.50%, 03/31/27	155	151
3.88%, 03/31/27 - 08/15/34	17,150	16,962
0.50%, 04/30/27 - 10/31/27	6,430	5,960
2.75%, 04/30/27 - 08/15/32	12,050	11,446
2.38%, 05/15/27 - 03/31/29	5,470	5,197
2.63%, 05/31/27 - 02/15/29	6,460	6,187
3.25%, 06/30/27 - 06/30/29	2,150	2,119
0.38%, 07/31/27 - 09/30/27	4,085	3,756
3.13%, 08/31/27 - 11/15/28	5,625	5,489
3.38%, 09/15/27 - 05/15/33	4,780	4,600
4.00%, 12/15/27 - 02/15/34	19,465	19,485
3.63%, 03/31/28 - 03/31/30	8,135	8,045
2.88%, 05/15/28 - 05/15/32	10,697	10,107
1.00%, 07/31/28	4,665	4,245
		361,413
Mortgage-Backed Securities 25.4%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/25 - 04/01/53	4,962	4,701
3.50%, 10/01/25 - 12/01/52	5,372	4,952
5.00%, 03/01/26 - 02/01/55	4,335	4,277
3.00%, 01/01/27 - 09/01/52	7,306	6,568
2.50%, 08/01/27 - 05/01/52	14,977	12,748
6.50%, 07/01/28 - 12/01/53	1,006	1,040
5.50%, 11/01/28 - 11/01/54	5,370	5,375
2.00%, 01/01/29 - 03/01/52	23,854	19,527
6.00%, 02/01/29 - 01/01/55	2,456	2,502
4.50%, 08/01/30 - 07/01/53	3,021	2,929
1.50%, 02/01/36 - 03/01/52	6,176	5,005
Federal National Mortgage Association, Inc.
4.00%, 05/01/25 - 09/01/52	7,034	6,697
3.50%, 09/01/25 - 06/01/52	9,910	9,145
4.50%, 05/01/26 - 07/01/53	2,814	2,746
3.00%, 11/01/26 - 03/01/52	16,173	14,451
2.50%, 03/01/27 - 05/01/52	28,910	24,438
2.00%, 09/01/28 - 06/01/52	34,714	28,383
5.00%, 09/01/29 - 11/01/53	3,101	3,075
6.00%, 11/01/31 - 01/01/55	2,833	2,890
5.50%, 01/01/32 - 09/01/54	3,986	4,008
6.50%, 07/01/32 - 12/01/38	111	116
1.50%, 09/01/35 - 09/01/51	7,167	5,900
7.00%, 12/01/35 - 02/01/38	9	10
TBA, 3.50%, 04/15/40 (b)	225	217
TBA, 4.00%, 04/15/40 (b)	300	292
TBA, 4.50%, 04/15/40 - 04/15/55 (b)	3,325	3,193
TBA, 5.00%, 04/15/40 - 05/15/55 (b)	4,000	3,931
TBA, 5.50%, 04/15/40 - 05/15/55 (b)	5,000	4,997
TBA, 6.00%, 04/15/40 - 05/15/55 (b)	7,475	7,594
TBA, 6.50%, 05/15/54 - 04/15/55 (b)	5,450	5,621
TBA, 2.00%, 04/15/55 (b)	1,700	1,352
TBA, 7.00%, 04/15/55 - 05/15/55 (b)	1,625	1,700
Government National Mortgage Association
4.50%, 04/20/26 - 12/20/54	2,534	2,470
3.50%, 05/15/26 - 09/20/52	7,086	6,584
3.00%, 01/20/27 - 06/20/52	9,815	8,808
2.50%, 08/20/27 - 07/20/52	12,750	10,895
8.50%, 06/15/30	1	1
6.00%, 05/15/32 - 12/20/40	49	51
5.00%, 03/15/33 - 01/20/55	1,571	1,563
5.50%, 08/15/33 - 05/20/54	1,980	1,988
6.50%, 07/15/38	3	3
4.00%, 06/15/39 - 09/20/52	3,441	3,290
2.00%, 11/20/50 - 05/20/52	9,147	7,488
TBA, 6.50%, 05/15/54 - 04/15/55 (b)	1,825	1,868
TBA, 7.00%, 05/15/54 - 04/15/55 (b)	550	568
TBA, 2.00%, 04/15/55 (b)	2,175	1,779
TBA, 4.00%, 04/15/55 (b)	1,100	1,030
TBA, 4.50%, 04/15/55 - 05/15/55 (b)	2,400	2,303
TBA, 5.00%, 04/15/55 - 05/15/55 (b)	4,425	4,353
TBA, 5.50%, 04/15/55 - 05/15/55 (b)	4,350	4,359
TBA, 6.00%, 04/15/55 - 05/15/55 (b)	4,100	4,161
		263,942
U.S. Treasury Bond 9.3%
Treasury, United States Department of
6.75%, 08/15/26	2,590	2,680
6.50%, 11/15/26	465	484
5.25%, 11/15/28 - 02/15/29	515	538
5.38%, 02/15/31	360	384
5.00%, 05/15/37	200	214
4.50%, 05/15/38 - 11/15/54	3,765	3,730
3.50%, 02/15/39	2,125	1,936
4.25%, 05/15/39 - 08/15/54	4,955	4,697
1.13%, 05/15/40 - 08/15/40	3,065	1,931
4.38%, 05/15/40 - 08/15/43	2,128	2,098
3.88%, 08/15/40 - 05/15/43	2,388	2,207
1.38%, 11/15/40 - 08/15/50	3,796	2,055
1.88%, 02/15/41 - 11/15/51	7,210	4,374
4.75%, 02/15/41 - 11/15/53	6,190	6,340
2.25%, 05/15/41 - 02/15/52	7,385	4,920
1.75%, 08/15/41	1,075	728
3.75%, 08/15/41 - 11/15/43	2,220	2,002
3.13%, 11/15/41 - 05/15/48	7,387	5,939
2.38%, 02/15/42 - 05/15/51	6,565	4,501
3.00%, 05/15/42 - 08/15/52	7,142	5,499
3.25%, 05/15/42	2,450	2,070
2.75%, 08/15/42 - 11/15/47	2,889	2,188
3.38%, 08/15/42 - 05/15/44	4,342	3,674
4.00%, 11/15/42 - 11/15/52	1,055	957
2.88%, 05/15/43 - 05/15/52	4,832	3,646
3.63%, 08/15/43 - 05/15/53	9,821	8,395
4.63%, 05/15/44 - 02/15/55	4,335	4,354
4.13%, 08/15/44 - 08/15/53	4,620	4,267
2.50%, 02/15/45 - 05/15/46	4,455	3,164
4.75%, 02/15/45 (a)	575	586
2.00%, 02/15/50 - 08/15/51	5,304	3,188
1.25%, 05/15/50	1,647	818
1.63%, 11/15/50	3,940	2,144
		96,708
Sovereign 1.1%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	300
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27 (a)	500	498
6.55%, 03/14/37	250	267
5.88%, 08/08/54	200	195
Export-Import Bank of Korea, The
4.63%, 01/11/27	500	503
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	190
4.13%, 11/20/45	200	170
5.10%, 06/18/50	100	93

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
4.98%, 04/20/55	100	90
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	388
5.00%, 05/07/29	200	198
8.30%, 08/15/31	300	350
4.75%, 04/27/32 - 03/08/44	856	713
4.28%, 08/14/41	500	380
4.60%, 01/23/46	250	187
6.40%, 05/07/54	200	183
5.75%, 10/12/10	100	79
Gouvernement de la Province de Quebec
3.63%, 04/13/28 (a)	300	296
Government of the Republic of Panama
6.40%, 02/14/35	200	187
6.70%, 01/26/36	400	383
4.50%, 04/16/50	600	382
Korea Development Bank
4.63%, 02/15/27	250	251
Ministry of Defence State of Israel
2.75%, 07/03/30	400	353
3.38%, 01/15/50	200	130
4.50%, 04/03/20	300	211
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	385
3.25%, 09/21/71	600	362
Sandor-Palota
7.63%, 03/29/41	250	282
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	206
The Philippines, Government of
9.50%, 02/02/30	400	483
1.65%, 06/10/31	300	250
6.38%, 01/15/32	500	538
5.25%, 05/14/34	200	202
3.70%, 03/01/41	300	242
5.95%, 10/13/47	200	208
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	548
5.35%, 02/11/49	200	193
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	435
4.88%, 02/12/30	200	202
5.75%, 11/16/32	300	315
5.13%, 09/18/34	115	114
		11,942
U.S. Government Agency Obligations 0.8%
Council of Federal Home Loan Banks
4.75%, 06/12/26 (c)	1,200	1,210
Federal Farm Credit Banks Funding Corporation
4.13%, 02/12/27 (c)	175	176
4.75%, 05/06/27 (c)	175	178
1.10%, 08/10/29 (c)	500	441
1.23%, 09/10/29 (c)	500	443
1.65%, 07/23/35 (c)	225	170
5.31%, 09/25/35 (c)	400	397
Federal Home Loan Bank of Topeka
4.75%, 04/09/27 (c)	800	813
Federal Home Loan Mortgage Corporation
0.80%, 10/27/26 (c)	200	190
6.75%, 09/15/29 - 03/15/31 (c)	930	1,036
6.25%, 07/15/32 (c)	605	682
Federal National Mortgage Association, Inc.
0.88%, 12/18/26 (c)	225	213
7.25%, 05/15/30 (c)	540	618
6.63%, 11/15/30 (c)	331	373
FHLBanks Office of Finance
3.25%, 11/16/28 (c)	550	539
5.50%, 07/15/36 (c)	400	436
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	209
5.38%, 04/01/56 (c)	300	304
		8,428
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K062, REMIC, 3.41%, 12/25/26	500	492
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	750	737
Series A2-K087, REMIC, 3.77%, 12/25/28	500	492
Series A2-K092, REMIC, 3.30%, 04/25/29	400	385
Series A1-K099, REMIC, 2.26%, 06/25/29	304	288
Series A1-K106, REMIC, 1.78%, 10/25/29	275	259
Series A2-K103, REMIC, 2.65%, 11/25/29	300	280
Series A2-K117, REMIC, 1.41%, 08/25/30	500	429
Series A2-K126, REMIC, 2.07%, 01/25/31	400	353
Series AM-K138, REMIC, 1.89%, 01/25/32	300	253
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	146
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	571
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	579
Federal National Mortgage Association, Inc.
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (d)	319	309
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (d)	470	455
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	280	270
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	484	457
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	462
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	283	250
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	319	280
Series 2022-A2-M1, REMIC, 1.67%, 10/25/31 (d)	300	250
		7,997
Municipal 0.6%
Atlanta, City of
2.26%, 11/01/35	400	331
Bay Area Toll Authority
6.26%, 04/01/49	200	214
California, State of
3.50%, 04/01/28	80	79
6.00%, 03/01/33	100	109
7.55%, 04/01/39	300	363
Chicago Transit Authority
6.90%, 12/01/40	183	203
Connecticut, State of
5.85%, 03/15/32	125	133
County of Cook
6.23%, 11/15/34	100	106
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	223
Dallas County Hospital District
5.62%, 08/15/44	300	304
Dallas Independent School District
6.45%, 02/15/35	300	302
Florida Department of Management Services
1.71%, 07/01/27	300	283
Illinois, State of
7.35%, 07/01/35	314	341
Maryland Economic Development Corporation
5.43%, 05/31/56	200	195
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	300
Municipal Electric Authority of Georgia
7.06%, 04/01/57	187	210
New Jersey Economic Development Authority
7.43%, 02/15/29	200	211
New Jersey Turnpike Authority
7.10%, 01/01/41	250	286
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	248
New York, City of
5.83%, 10/01/53	200	211
Ohio State University, The
4.91%, 06/01/40	200	194
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	296
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	214

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	173
San Diego County Water Authority
6.14%, 05/01/49	260	272
Texas A&M University
3.66%, 07/01/47	100	82
Texas, State of
5.52%, 04/01/39	200	205
Transportation, Texas Department of
5.18%, 04/01/30	400	406
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	194
		6,688
Total Government And Agency Obligations (cost $806,011)		757,118
CORPORATE BONDS AND NOTES 25.9%
Financials 9.3%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	293
African Development Bank
3.50%, 09/18/29	400	391
Ally Financial Inc.
6.99%, 06/13/29	200	209
6.85%, 01/03/30	200	209
American Express Company
3.30%, 05/03/27	300	294
5.10%, 02/16/28	250	253
4.05%, 12/03/42	200	169
American Honda Finance Corporation
5.65%, 11/15/28	50	52
5.05%, 07/10/31	400	403
American International Group, Inc.
4.75%, 04/01/48	60	53
4.38%, 06/30/50	350	289
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	101
Aon Corporation
3.75%, 05/02/29	300	290
2.80%, 05/15/30	350	319
Apollo Global Management, Inc.
6.00%, 12/15/54	400	388
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	139
Arthur J. Gallagher & Co.
4.60%, 12/15/27	200	200
3.50%, 05/20/51	45	31
Asian Development Bank
1.00%, 04/14/26	300	291
4.13%, 01/12/27	200	200
1.50%, 01/20/27	750	717
2.38%, 08/10/27	300	288
4.38%, 01/14/28	300	303
2.75%, 01/19/28	400	387
6.38%, 10/01/28	210	223
1.88%, 01/24/30	200	181
4.00%, 01/12/33	300	295
Asian Infrastructure Investment Bank
4.25%, 03/13/34	300	298
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	314
Athene Holding Ltd
3.95%, 05/25/51	300	215
Australia and New Zealand Banking Group Limited
4.62%, 12/16/29	400	402
Banco De Desarrollo Para America Latina
4.75%, 04/01/26	698	700
4.13%, 01/07/28	400	398
Banco Santander, S.A.
3.80%, 02/23/28 (e)	400	391
5.54%, 03/14/30 (e)	200	204
Bank of America Corporation
3.59%, 07/21/28 (a)	750	734
6.20%, 11/10/28	400	416
4.98%, 01/24/29	90	91
3.97%, 03/05/29	150	147
4.27%, 07/23/29	170	168
3.19%, 07/23/30	300	281
2.88%, 10/22/30	400	369
5.16%, 01/24/31	100	101
2.50%, 02/13/31	185	166
2.59%, 04/29/31	250	225
1.90%, 07/23/31	150	129
1.92%, 10/24/31	300	256
2.69%, 04/22/32	255	225
2.30%, 07/21/32	200	171
2.57%, 10/20/32	300	259
2.97%, 02/04/33 - 07/21/52	500	391
5.87%, 09/15/34	250	261
5.51%, 01/24/36	130	132
5.74%, 02/12/36	300	299
6.11%, 01/29/37	250	260
3.85%, 03/08/37	200	179
4.24%, 04/24/38	120	108
3.31%, 04/22/42	195	148
4.44%, 01/20/48	120	102
3.95%, 01/23/49	75	58
4.33%, 03/15/50	300	246
2.83%, 10/24/51	200	124
3.48%, 03/13/52	55	39
Bank of Montreal
4.70%, 09/14/27 (e)	100	100
Bank of Nova Scotia, The
1.30%, 09/15/26 (e)	200	191
Banque Developpt Conseil Europe 9
4.50%, 01/15/30	200	204
Barclays PLC
5.83%, 05/09/27	300	304
4.84%, 05/09/28 (e)	300	298
2.89%, 11/24/32 (e)	200	173
6.22%, 05/09/34	300	313
5.25%, 08/17/45	250	236
6.04%, 03/12/55 (e)	200	202
Barings BDC, Inc.
7.00%, 02/15/29	300	309
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	176
4.20%, 08/15/48	135	112
2.85%, 10/15/50	200	128
BlackRock Finance, Inc.
2.40%, 04/30/30	200	181
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	305
5.35%, 04/13/28	300	300
Blue Owl Capital Corporation
3.40%, 07/15/26	400	390
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	212
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	210
Brookfield Financial, Inc.
3.90%, 01/25/28	150	147
Capital One Financial Corporation
6.38%, 06/08/34	400	418
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	300	305
Caterpillar Financial Services Corporation
4.35%, 05/15/26	200	200
1.70%, 01/08/27	300	287
5.00%, 05/14/27	300	305
4.60%, 11/15/27	300	302
Charles Schwab Corporation, The
5.88%, 08/24/26	200	204
1.65%, 03/11/31	300	253
6.14%, 08/24/34	200	213
Chubb INA Holdings Inc.
1.38%, 09/15/30	400	341
4.35%, 11/03/45	150	128

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Cincinnati Financial Corporation
6.13%, 11/01/34	100	105
Citigroup Inc.
3.20%, 10/21/26	780	764
4.88%, 11/19/27	300	301
3.89%, 01/10/28	160	158
3.67%, 07/24/28	450	440
4.13%, 07/25/28	250	246
4.08%, 04/23/29	115	113
6.63%, 06/15/32	300	323
3.06%, 01/25/33	300	263
3.79%, 03/17/33	200	183
6.27%, 11/17/33	300	318
5.59%, 11/19/34	300	301
5.83%, 02/13/35	95	95
5.33%, 03/27/36	300	299
5.88%, 01/30/42	489	499
4.75%, 05/18/46	200	170
4.28%, 04/24/48	60	49
4.65%, 07/23/48	140	119
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	246
Commonwealth Bank of Australia
4.42%, 03/14/28	250	251
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	300	296
Corebridge Financial, Inc.
3.65%, 04/05/27	200	196
3.90%, 04/05/32	200	185
4.40%, 04/05/52	200	160
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (e)	300	288
3.55%, 09/18/31 (e)	300	277
3.73%, 01/14/32 (e)	400	359
Discover Bank
2.70%, 02/06/30	250	224
Equitable Holdings, Inc.
4.35%, 04/20/28	85	84
5.59%, 01/11/33	300	308
5.00%, 04/20/48	68	61
European Bank for Reconstruction and Development
4.25%, 03/13/34	300	298
European Investment Bank
1.38%, 03/15/27	800	761
4.38%, 03/19/27 - 10/10/31	700	709
3.88%, 03/15/28	210	210
4.13%, 02/13/34	500	493
Fairfax Financial Holdings Limited
6.35%, 03/22/54	200	203
Fifth Third Bancorp
8.25%, 03/01/38	300	360
First Citizens BancShares, Inc.
5.23%, 03/12/31	200	200
Fiserv, Inc.
3.50%, 07/01/29 (a)	190	181
4.75%, 03/15/30	150	150
4.40%, 07/01/49	100	82
Ford Motor Credit Company LLC
4.54%, 08/01/26	300	296
5.85%, 05/17/27	300	301
7.35%, 11/04/27	300	310
4.00%, 11/13/30	300	268
FS KKR Capital Corp.
6.13%, 01/15/30	200	199
General Motors Financial Company, Inc.
5.40%, 05/08/27	250	252
2.40%, 04/10/28	300	278
5.80%, 01/07/29	300	306
2.35%, 01/08/31	400	338
2.70%, 06/10/31	400	341
5.45%, 09/06/34	300	289
Goldman Sachs Bank USA
5.41%, 05/21/27	300	303
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	110	109
1.54%, 09/10/27	150	144
1.95%, 10/21/27	170	163
2.64%, 02/24/28	300	289
3.81%, 04/23/29	150	146
5.21%, 01/28/31	100	101
2.62%, 04/22/32	205	179
2.38%, 07/21/32	200	171
2.65%, 10/21/32	160	138
3.10%, 02/24/33	300	264
5.02%, 10/23/35	300	292
5.54%, 01/28/36	110	111
6.75%, 10/01/37	350	378
4.41%, 04/23/39	90	80
3.21%, 04/22/42	125	92
4.75%, 10/21/45	230	203
5.56%, 11/19/45	300	293
5.73%, 01/28/56	110	109
Hartford Insurance Group, Inc., The
6.10%, 10/01/41	75	77
HSBC Holdings PLC
5.89%, 08/14/27 (e)	400	407
5.60%, 05/17/28	300	305
5.21%, 08/11/28	300	303
2.21%, 08/17/29 (e)	400	367
3.97%, 05/22/30	300	289
5.40%, 08/11/33	500	505
6.25%, 03/09/34	200	211
6.55%, 06/20/34 (e)	200	208
7.40%, 11/13/34	250	275
Huntington Bancshares Incorporated
6.21%, 08/21/29	300	313
Huntington National Bank, The
4.87%, 04/12/28	300	301
ING Groep N.V.
4.25%, 03/28/33 (e)	200	189
5.53%, 03/25/36 (e)	300	301
Inter-American Development Bank
4.50%, 05/15/26 - 02/15/30	700	706
1.50%, 01/13/27	750	717
4.00%, 01/12/28	300	300
1.13%, 01/13/31	300	254
3.50%, 04/12/33	95	90
4.38%, 01/24/44	100	95
Inter-American Investment Corporation
4.25%, 02/14/29	400	402
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	354
4.60%, 03/15/33	250	245
4.25%, 09/21/48	75	62
3.00%, 09/15/60	85	52
5.20%, 06/15/62	250	231
International Bank for Reconstruction and Development
3.13%, 06/15/27	400	393
2.50%, 11/22/27 - 03/29/32	1,300	1,230
1.38%, 04/20/28	300	278
4.50%, 06/26/28 - 04/10/31	500	507
3.50%, 07/12/28	205	202
3.88%, 02/14/30	210	208
4.00%, 01/10/31	500	496
1.25%, 02/10/31	195	166
4.63%, 01/15/32	220	225
4.75%, 11/14/33	200	206
Japan Bank For International Cooperation
2.25%, 11/04/26	400	388
2.00%, 10/17/29	400	364
Jefferies Group LLC
4.15%, 01/23/30	150	144
John Deere Capital Corporation
2.35%, 03/08/27	300	290
3.45%, 03/07/29	115	111
1.45%, 01/15/31	200	170
4.40%, 09/08/31	300	297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
8.00%, 04/29/27	200	214
3.54%, 05/01/28	300	294
2.18%, 06/01/28	500	476
4.85%, 07/25/28	150	151
3.51%, 01/23/29	200	194
4.92%, 01/24/29	100	101
4.01%, 04/23/29	150	147
4.20%, 07/23/29	640	632
2.74%, 10/15/30	220	202
5.14%, 01/24/31	90	91
2.52%, 04/22/31	405	363
2.96%, 05/13/31	350	319
1.76%, 11/19/31	85	72
2.58%, 04/22/32	200	176
2.96%, 01/25/33	300	265
4.91%, 07/25/33	200	198
5.72%, 09/14/33	100	103
5.35%, 06/01/34	500	508
5.34%, 01/23/35	250	252
5.77%, 04/22/35	115	119
5.29%, 07/22/35	200	201
5.50%, 01/24/36	100	102
4.85%, 02/01/44	300	278
3.96%, 11/15/48	200	158
3.90%, 01/23/49	105	82
3.11%, 04/22/51	370	246
3.33%, 04/22/52	195	135
KeyCorp
2.25%, 04/06/27	250	238
KfW
4.38%, 03/01/27	300	302
3.75%, 02/15/28	300	298
4.13%, 07/15/33	700	692
0.00%, 06/29/37 (f)	374	217
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	385
3.88%, 06/14/28	200	199
Lazard Group LLC
4.38%, 03/11/29	300	295
Lloyds Banking Group PLC
5.99%, 08/07/27	200	203
3.75%, 03/18/28 (e)	300	295
4.34%, 01/09/48	250	197
Markel Group Inc.
4.15%, 09/17/50	300	231
6.00%, 05/16/54	200	201
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	253
4.90%, 03/15/49	65	59
5.45%, 03/15/53	100	97
MasterCard Incorporated
4.85%, 03/09/33	100	101
3.85%, 03/26/50	300	237
MetLife, Inc.
5.70%, 06/15/35	100	105
6.40%, 12/15/36	100	101
5.25%, 01/15/54	300	285
Mitsubishi UFJ Financial Group, Inc.
5.02%, 07/20/28	300	303
5.35%, 09/13/28	300	305
4.32%, 04/19/33	300	286
5.41%, 04/19/34	200	204
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	494
2.20%, 07/10/31	200	175
5.42%, 05/13/36	200	201
Moody's Corporation
2.00%, 08/19/31	400	340
Morgan Stanley
6.25%, 08/09/26	200	205
4.35%, 09/08/26	300	299
3.63%, 01/20/27	600	593
1.59%, 05/04/27	195	189
1.51%, 07/20/27	200	192
5.12%, 02/01/29	300	304
2.70%, 01/22/31	435	394
2.24%, 07/21/32	200	170
2.51%, 10/20/32	130	112
2.94%, 01/21/33	600	526
4.89%, 07/20/33	500	493
6.34%, 10/18/33	130	140
5.47%, 01/18/35	250	253
5.94%, 02/07/39	250	252
3.22%, 04/22/42	110	82
4.38%, 01/22/47	200	168
Morgan Stanley Bank, National Association
4.45%, 10/15/27	400	399
Nasdaq, Inc.
1.65%, 01/15/31 (g)	300	254
2.50%, 12/21/40 (g)	100	68
National Australia Bank Limited
2.50%, 07/12/26	500	490
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	200	202
5.15%, 06/15/29	200	204
NatWest Group PLC
5.81%, 09/13/29	200	207
Nomura Holdings, Inc.
5.59%, 07/02/27	300	305
5.78%, 07/03/34	300	307
ORIX Corporation
3.70%, 07/18/27	200	196
Owl Rock Capital Advisors LLC
8.45%, 11/15/26	50	52
PACCAR Financial Corp.
4.60%, 01/10/28	250	252
PayPal Holdings, Inc.
2.85%, 10/01/29	100	93
3.25%, 06/01/50	200	134
Principal Financial Group, Inc.
5.38%, 03/15/33	200	204
5.50%, 03/15/53	100	97
Prudential Financial, Inc.
3.91%, 12/07/47	313	241
3.70%, 03/13/51	300	220
Royal Bank of Canada
3.63%, 05/04/27 (a) (e)	300	296
4.51%, 10/18/27 (a) (e)	500	499
4.52%, 10/18/28 (e)	400	399
3.88%, 05/04/32 (a) (e)	300	281
5.00%, 02/01/33 (e)	150	149
S&P Global Inc.
2.45%, 03/01/27	200	194
4.75%, 08/01/28	100	101
2.90%, 03/01/32	200	178
Santander Holdings USA, Inc.
6.50%, 03/09/29	200	207
5.47%, 03/20/29	300	302
Santander UK Group Holdings PLC
1.67%, 06/14/27 (e)	500	482
State Street Corporation
5.27%, 08/03/26	200	202
4.53%, 02/20/29	200	200
4.68%, 10/22/32	500	494
5.16%, 05/18/34	300	302
3.03%, 11/01/34	230	210
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	148
5.52%, 01/13/28	300	308
3.54%, 01/17/28	200	195
3.04%, 07/16/29	300	281
5.56%, 07/09/34	300	307
Synchrony Bank
5.63%, 08/23/27 (h)	400	405
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	389
3.45%, 04/23/29	200	192
4.81%, 10/21/32	400	395

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
5.94%, 08/18/34	400	416
5.68%, 01/22/35	250	256
The Progressive Corporation
4.35%, 04/25/44	200	172
4.13%, 04/15/47	50	41
Toronto-Dominion Bank, The
5.53%, 07/17/26 (e)	400	406
5.26%, 12/11/26 (e)	200	203
3.20%, 03/10/32 (e)	200	178
Toyota Motor Credit Corporation
5.20%, 05/15/26	200	202
2.15%, 02/13/30 (a)	500	446
1.65%, 01/10/31	100	85
4.70%, 01/12/33	100	99
Travelers Companies, Inc., The
6.38%, 03/15/33	200	221
4.00%, 05/30/47	100	80
Truist Financial Corporation
6.05%, 06/08/27	200	203
7.16%, 10/30/29	400	431
5.71%, 01/24/35	250	255
U.S. Bancorp
3.15%, 04/27/27	500	488
4.65%, 02/01/29	500	500
1.38%, 07/22/30	100	84
5.42%, 02/12/36	200	201
U.S. Bank National Association
4.51%, 10/22/27 (h)	500	500
UBS Group AG
4.88%, 05/15/45 (e)	350	316
Unum Group
4.50%, 12/15/49	300	240
Visa Inc.
1.10%, 02/15/31	300	250
2.70%, 04/15/40 (a)	200	150
3.65%, 09/15/47	45	35
2.00%, 08/15/50	280	154
Wells Fargo & Company
3.00%, 04/22/26 - 10/23/26	1,600	1,572
4.10%, 06/03/26	200	199
3.58%, 05/22/28	250	245
4.15%, 01/24/29	130	128
2.57%, 02/11/31	360	324
4.90%, 07/25/33	400	394
5.50%, 01/23/35	250	253
3.07%, 04/30/41	300	223
5.61%, 01/15/44	350	336
4.90%, 11/17/45	250	216
4.75%, 12/07/46	200	169
4.61%, 04/25/53	250	212
Wells Fargo Bank, National Association
5.45%, 08/07/26	250	253
5.25%, 12/11/26	250	254
Westpac Banking Corporation
2.85%, 05/13/26	90	89
2.70%, 08/19/26	250	245
5.54%, 11/17/28	200	208
4.11%, 07/24/34 (e)	500	477
5.62%, 11/20/35 (e)	300	299
3.02%, 11/18/36	85	73
4.42%, 07/24/39 (e)	50	45
Willis North America Inc.
3.88%, 09/15/49	300	221
		96,565
Health Care 2.7%
Abbott Laboratories
1.40%, 06/30/30 (a)	100	87
6.00%, 04/01/39	100	110
4.75%, 04/15/43	200	189
AbbVie Inc.
3.20%, 05/14/26 - 11/21/29	550	528
4.65%, 03/15/28	200	202
4.25%, 11/14/28	100	100
4.30%, 05/14/36 (a)	115	107
4.05%, 11/21/39	400	351
4.45%, 05/14/46	140	122
4.88%, 11/14/48	100	92
Aetna Inc.
6.63%, 06/15/36	150	160
Amgen Inc.
2.60%, 08/19/26	180	176
2.45%, 02/21/30	80	72
5.25%, 03/02/30	400	409
2.30%, 02/25/31	350	306
3.15%, 02/21/40	265	202
3.38%, 02/21/50	265	186
4.66%, 06/15/51	408	347
3.00%, 01/15/52	200	129
AstraZeneca Finance LLC
4.80%, 02/26/27	250	253
4.90%, 03/03/30	200	204
5.00%, 02/26/34	250	252
AstraZeneca PLC
1.38%, 08/06/30	80	68
6.45%, 09/15/37	250	279
4.38%, 11/16/45 - 08/17/48	130	113
Baxalta Incorporated
5.25%, 06/23/45	60	56
Baxter International Inc.
1.92%, 02/01/27	145	138
2.54%, 02/01/32	100	86
Becton, Dickinson and Company
3.70%, 06/06/27	300	295
Bristol-Myers Squibb Company
4.90%, 02/22/27	250	253
3.90%, 02/20/28	200	198
3.40%, 07/26/29	75	72
1.45%, 11/13/30	90	77
2.95%, 03/15/32	85	76
4.13%, 06/15/39	100	88
3.55%, 03/15/42	60	47
4.35%, 11/15/47	70	59
4.55%, 02/20/48	70	61
4.25%, 10/26/49	190	155
2.55%, 11/13/50	85	50
5.55%, 02/22/54	135	133
Cardinal Health, Inc.
3.41%, 06/15/27	200	195
5.00%, 11/15/29	300	302
Cencora, Inc.
5.15%, 02/15/35	200	200
Centene Corporation
2.45%, 07/15/28	365	333
2.63%, 08/01/31	305	257
Cigna Group, The
4.38%, 10/15/28	210	208
4.80%, 08/15/38 - 07/15/46	820	753
3.88%, 10/15/47	60	45
4.90%, 12/15/48	160	140
CommonSpirit Health
5.32%, 12/01/34	200	198
Cottage Health
3.30%, 11/01/49	300	213
CVS Health Corporation
4.30%, 03/25/28	620	612
5.40%, 06/01/29	300	305
3.25%, 08/15/29	300	280
1.75%, 08/21/30	95	80
6.00%, 06/01/44	300	293
5.13%, 07/20/45	200	174
5.05%, 03/25/48	470	401
Elevance Health, Inc.
2.25%, 05/15/30	350	312
4.38%, 12/01/47	80	66
3.60%, 03/15/51	70	49
Eli Lilly and Company
4.50%, 02/09/27	250	252
4.55%, 02/12/28	200	202
3.38%, 03/15/29	250	242

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
4.90%, 02/12/32	200	204
4.70%, 02/09/34	250	247
2.25%, 05/15/50	250	144
2.50%, 09/15/60	300	165
5.60%, 02/12/65	200	202
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	133
4.80%, 08/14/29	150	150
5.91%, 11/22/32	100	105
Gilead Sciences, Inc.
2.95%, 03/01/27	300	292
1.65%, 10/01/30	400	342
2.60%, 10/01/40	100	71
4.15%, 03/01/47	150	123
5.60%, 11/15/64	150	148
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	118
HCA Inc.
4.13%, 06/15/29	100	97
5.45%, 09/15/34	200	198
5.13%, 06/15/39	50	46
5.50%, 06/15/47	300	276
5.25%, 06/15/49	100	88
5.90%, 06/01/53	200	191
6.20%, 03/01/55	200	199
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	153
Humana Inc.
5.38%, 04/15/31	200	202
5.95%, 03/15/34	250	256
5.75%, 04/15/54	200	186
Johnson & Johnson
4.80%, 06/01/29	300	306
4.70%, 03/01/30 (a)	200	203
3.63%, 03/03/37	100	89
5.95%, 08/15/37	250	275
3.50%, 01/15/48	50	38
2.45%, 09/01/60	200	111
McKesson Corporation
5.10%, 07/15/33	200	202
MedStar Health, Inc.
3.63%, 08/15/49	200	146
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	98
Medtronic, Inc.
4.38%, 03/15/35	200	192
4.63%, 03/15/45	284	255
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	122
4.20%, 07/01/55	250	203
Merck & Co., Inc.
2.15%, 12/10/31	120	103
3.90%, 03/07/39	50	43
2.35%, 06/24/40	55	38
3.70%, 02/10/45	250	197
4.00%, 03/07/49	80	64
2.45%, 06/24/50	70	41
5.00%, 05/17/53	200	185
5.15%, 05/17/63	100	93
Mylan II B.V.
5.25%, 06/15/46	85	68
New York and Presbyterian Hospital, The
4.06%, 08/01/56	150	118
Northwell Health, Inc.
3.98%, 11/01/46	500	389
Novartis Capital Corporation
2.00%, 02/14/27	400	385
2.20%, 08/14/30	95	85
4.40%, 05/06/44	200	178
2.75%, 08/14/50	65	42
Pfizer Inc.
2.75%, 06/03/26	475	467
6.60%, 12/01/28 (i)	50	54
4.20%, 09/15/48	50	41
4.00%, 03/15/49	65	51
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	301
5.34%, 05/19/63	300	279
Providence St. Joseph Health
3.74%, 10/01/47	350	259
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	12	12
Smith & Nephew PLC
5.40%, 03/20/34	200	200
Stryker Corporation
4.85%, 12/08/28	200	203
4.10%, 04/01/43	200	167
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	196
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	209
UnitedHealth Group Incorporated
5.25%, 02/15/28	200	205
3.88%, 12/15/28	200	196
4.25%, 01/15/29 - 06/15/48	180	164
5.30%, 02/15/30	200	206
4.90%, 04/15/31	200	202
2.30%, 05/15/31	80	70
4.95%, 01/15/32	400	400
4.20%, 05/15/32 - 01/15/47	400	363
5.35%, 02/15/33	200	205
5.80%, 03/15/36	150	158
3.50%, 08/15/39	250	203
3.05%, 05/15/41	80	59
3.75%, 10/15/47	60	45
4.45%, 12/15/48	60	50
5.88%, 02/15/53	100	101
6.05%, 02/15/63	100	103
Viatris Inc.
2.70%, 06/22/30	90	78
3.85%, 06/22/40	80	58
4.00%, 06/22/50	110	72
Wyeth LLC
5.95%, 04/01/37	250	265
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	200	201
Zoetis Inc.
2.00%, 05/15/30	200	176
5.60%, 11/16/32	200	209
		27,833
Utilities 2.5%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	96
Alabama Power Company
6.00%, 03/01/39	250	266
3.70%, 12/01/47	200	151
3.13%, 07/15/51	200	131
Ameren Corporation
5.00%, 01/15/29	200	202
American Water Capital Corp.
5.15%, 03/01/34	250	251
3.75%, 09/01/47	100	76
Appalachian Power Company
5.65%, 04/01/34	200	203
3.70%, 05/01/50	400	283
Arizona Public Service Company
4.50%, 04/01/42	100	86
Atmos Energy Corporation
1.50%, 01/15/31	300	252
5.90%, 11/15/33	100	106
6.20%, 11/15/53	200	213
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	261
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	194
6.13%, 04/01/36	400	426
3.80%, 07/15/48	100	76

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	97
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	183
CMS Energy Corporation
4.75%, 06/01/50	300	281
Commonwealth Edison Company
5.65%, 06/01/54	200	198
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34 (a)	100	103
5.38%, 05/15/34	300	307
5.13%, 03/15/35	150	150
5.70%, 06/15/40	100	102
3.88%, 06/15/47	300	230
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	192
Consumers Energy Company
4.63%, 05/15/33	300	293
Dominion Energy, Inc.
2.85%, 08/15/26	350	342
3.38%, 04/01/30	250	234
5.00%, 06/15/30	200	201
6.88%, 02/01/55	300	312
DTE Electric Company
2.63%, 03/01/31	250	224
2.95%, 03/01/50	400	261
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	550	494
5.30%, 02/15/40	300	297
3.20%, 08/15/49	250	168
Duke Energy Florida, LLC
3.40%, 10/01/46	60	43
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	267
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	83
Duke Energy Progress, LLC
5.05%, 03/15/35	200	199
4.20%, 08/15/45	250	206
5.35%, 03/15/53	100	95
Edison International
6.95%, 11/15/29	200	208
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	202
5.15%, 09/15/34	150	150
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	397
Evergy Kansas Central, Inc.
4.70%, 03/13/28	200	201
Eversource Energy
3.30%, 01/15/28	200	193
Exelon Corporation
4.95%, 06/15/35	250	240
5.88%, 03/15/55	200	199
Florida Power & Light Company
5.05%, 04/01/28	100	102
3.70%, 12/01/47	40	30
4.13%, 06/01/48	300	244
5.70%, 03/15/55	200	204
Iberdrola International B.V.
6.75%, 07/15/36	150	169
Idaho Power Company
5.50%, 03/15/53	100	96
5.70%, 03/15/55	200	196
Kentucky Utilities Company
5.13%, 11/01/40	150	145
MidAmerican Energy Company
6.75%, 12/30/31	50	56
3.15%, 04/15/50	125	84
National Fuel Gas Company
3.95%, 09/15/27 (g)	301	295
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	202
5.00%, 02/28/30	200	203
2.25%, 06/01/30	400	354
5.05%, 02/28/33	200	199
5.25%, 02/28/53	200	184
NiSource Finance Corp.
3.49%, 05/15/27	200	196
NiSource Inc.
5.25%, 03/30/28 (a)	100	102
1.70%, 02/15/31	500	418
Northern States Power Company
4.13%, 05/15/44	500	415
5.10%, 05/15/53	200	185
NorthWestern Corporation
4.18%, 11/15/44	150	123
NSTAR Electric Company
3.20%, 05/15/27	200	195
4.95%, 09/15/52	100	90
Ohio Power Company
2.60%, 04/01/30	200	181
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	156
5.25%, 09/30/40	200	195
3.80%, 09/30/47	200	152
One Gas, Inc.
5.10%, 04/01/29	200	203
PacifiCorp
6.25%, 10/15/37	200	211
5.50%, 05/15/54	200	187
PECO Energy Company
4.15%, 10/01/44	250	209
2.85%, 09/15/51	250	155
PG&E Company
2.10%, 08/01/27	435	407
4.55%, 07/01/30	235	227
6.95%, 03/15/34	200	216
4.50%, 07/01/40	240	204
4.95%, 07/01/50	275	230
3.50%, 08/01/50	105	70
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	188
5.21%, 12/01/47	100	96
5.10%, 06/01/52	225	209
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	243
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	159
3.00%, 10/01/49	250	166
Progress Energy, Inc.
7.75%, 03/01/31	300	342
Public Service Company of Colorado
5.85%, 05/15/55	200	199
Public Service Electric And Gas Company
3.00%, 05/15/27	200	195
2.05%, 08/01/50	300	160
5.30%, 08/01/54	200	192
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	170
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	206
3.25%, 09/15/49	170	115
San Diego Gas & Electric Company
2.50%, 05/15/26	250	245
1.70%, 10/01/30	200	170
5.55%, 04/15/54	200	193
Sempra
5.40%, 08/01/26	200	202
5.50%, 08/01/33	200	201
4.00%, 02/01/48	50	37
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	409
6.00%, 01/15/34	75	77
5.63%, 02/01/36	195	192
4.05%, 03/15/42	200	157
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	164
3.15%, 09/30/51	200	127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Southwest Gas Corporation
5.45%, 03/23/28	100	102
System Energy Resources, Inc.
6.00%, 04/15/28	100	103
5.30%, 12/15/34	200	198
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	258
The Southern Company
3.70%, 04/30/30 (e)	250	238
4.40%, 07/01/46	400	331
Union Electric Company
3.65%, 04/15/45	350	267
Virginia Electric and Power Company
6.00%, 05/15/37	200	209
4.45%, 02/15/44	100	85
4.00%, 11/15/46	300	236
Washington Gas Light Company
3.80%, 09/15/46	200	153
Wisconsin Electric Power Company
4.75%, 09/30/32	100	99
XCEL Energy Inc.
2.60%, 12/01/29	300	273
		25,488
Information Technology 1.8%
Accenture Capital Inc.
3.90%, 10/04/27	400	397
4.50%, 10/04/34	400	386
Adobe Inc.
4.75%, 01/17/28	500	507
2.30%, 02/01/30	200	181
Apple Inc.
2.45%, 08/04/26	320	313
3.35%, 02/09/27 - 08/08/32	475	465
3.20%, 05/11/27	150	147
3.00%, 11/13/27	620	603
4.00%, 05/10/28	200	200
2.20%, 09/11/29	300	275
1.65%, 05/11/30 - 02/08/31	445	389
4.30%, 05/10/33	200	198
2.38%, 02/08/41	90	63
4.25%, 02/09/47	60	52
3.75%, 09/12/47	60	48
2.95%, 09/11/49	300	202
2.65%, 05/11/50	250	157
4.85%, 05/10/53 (a)	100	96
2.80%, 02/08/61	240	144
Atlassian Corporation
5.50%, 05/15/34	300	304
Broadcom Corporation
3.50%, 01/15/28	300	292
Broadcom Inc.
4.75%, 04/15/29	200	201
5.00%, 04/15/30	250	253
4.15%, 11/15/30	100	97
5.15%, 11/15/31	300	304
3.47%, 04/15/34 (j)	255	225
3.50%, 02/15/41 (j)	300	235
3.75%, 02/15/51 (j)	300	224
Cisco Systems, Inc.
2.50%, 09/20/26	400	391
4.80%, 02/26/27	250	253
5.05%, 02/26/34	250	253
Corning Incorporated
5.75%, 08/15/40	95	96
3.90%, 11/15/49	300	227
4.38%, 11/15/57	40	32
Dell International L.L.C.
6.02%, 06/15/26 (g)	303	307
6.20%, 07/15/30 (g)	250	265
8.10%, 07/15/36 (g)	79	94
8.35%, 07/15/46 (g)	13	16
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	274
Hewlett Packard Enterprise Company
5.00%, 10/15/34	100	97
6.35%, 10/15/45 (i)	90	93
Intel Corporation
3.15%, 05/11/27	150	145
4.88%, 02/10/28	130	131
5.20%, 02/10/33	115	113
2.80%, 08/12/41	300	199
4.10%, 05/11/47	150	111
3.73%, 12/08/47	120	84
3.25%, 11/15/49	80	50
5.05%, 08/05/62	105	85
5.90%, 02/10/63	125	117
International Business Machines Corporation
3.50%, 05/15/29	210	202
5.88%, 11/29/32	100	106
4.00%, 06/20/42	200	165
4.25%, 05/15/49	150	122
5.70%, 02/10/55	200	198
Intuit Inc.
5.20%, 09/15/33	100	102
5.50%, 09/15/53	300	298
Keysight Technologies, Inc.
4.95%, 10/15/34	400	391
KLA Corporation
3.30%, 03/01/50	300	209
Micron Technology, Inc.
5.38%, 04/15/28	200	203
Microsoft Corporation
3.40%, 06/15/27	200	197
2.53%, 06/01/50	377	236
2.92%, 03/17/52	210	140
2.68%, 06/01/60	179	107
3.04%, 03/17/62	220	143
Motorola Solutions, Inc.
4.60%, 05/23/29	300	299
NVIDIA Corporation
1.55%, 06/15/28	300	277
3.50%, 04/01/40	300	252
Oracle Corporation
2.65%, 07/15/26	500	488
3.25%, 11/15/27	210	204
2.88%, 03/25/31	230	206
6.25%, 11/09/32	110	117
3.90%, 05/15/35	350	311
3.80%, 11/15/37	200	168
3.60%, 04/01/40	400	315
4.50%, 07/08/44	200	168
4.13%, 05/15/45	200	158
6.90%, 11/09/52	105	116
5.55%, 02/06/53	95	89
4.38%, 05/15/55	310	241
4.10%, 03/25/61	235	168
Qualcomm Incorporated
5.40%, 05/20/33	200	209
4.65%, 05/20/35	60	59
4.50%, 05/20/52	250	214
6.00%, 05/20/53	100	106
Roper Technologies, Inc.
1.40%, 09/15/27	300	278
TD SYNNEX Corporation
1.75%, 08/09/26 (g)	200	192
2.65%, 08/09/31 (g)	200	170
Texas Instruments Incorporated
4.90%, 03/14/33	100	101
4.85%, 02/08/34	250	250
4.15%, 05/15/48	75	62
5.00%, 03/14/53 (a)	200	186
VMware LLC
4.70%, 05/15/30 (g)	250	248
		18,877
Energy 1.8%
6297782 LLC
4.91%, 09/01/27 (j)	200	200

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Apa Corp.
4.25%, 01/15/30 (j)	200	190
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	390
4.49%, 05/01/30	500	496
BP Capital Markets America Inc.
3.63%, 04/06/30	750	716
4.81%, 02/13/33	95	93
2.94%, 06/04/51	85	54
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	88
Burlington Resources Finance Co
7.20%, 08/15/31	100	113
Canadian Natural Resources Limited
5.85%, 02/01/35 (a)	150	152
6.25%, 03/15/38	150	155
Cenovus Energy Inc.
6.75%, 11/15/39	87	94
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	205
5.75%, 08/15/34	300	304
Chevron Corporation
2.95%, 05/16/26	110	108
2.24%, 05/11/30	180	161
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	23
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	97
ConocoPhillips Company
5.05%, 09/15/33	300	301
3.76%, 03/15/42	300	239
Diamondback Energy, Inc.
5.40%, 04/18/34	200	200
Enable Midstream Partners, LP
4.95%, 05/15/28	300	302
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	231
Enbridge Inc.
6.70%, 11/15/53	50	54
Energy Transfer LP
4.95%, 06/15/28	300	302
3.75%, 05/15/30	250	236
6.55%, 12/01/33	75	80
7.50%, 07/01/38	200	228
6.50%, 02/01/42	150	155
5.00%, 05/15/50	200	168
Enterprise Products Operating LLC
2.80%, 01/31/30	250	231
6.88%, 03/01/33	25	28
6.45%, 09/01/40	100	109
4.45%, 02/15/43	150	129
4.95%, 10/15/54	300	263
5.55%, 02/16/55	150	145
3.95%, 01/31/60	100	73
EOG Resources, Inc.
5.65%, 12/01/54	200	198
Equinor ASA
3.13%, 04/06/30	300	281
3.95%, 05/15/43	300	250
Exxon Mobil Corporation
2.28%, 08/16/26	150	146
2.61%, 10/15/30	360	327
3.00%, 08/16/39	300	234
4.11%, 03/01/46 (a)	205	170
3.10%, 08/16/49	200	136
Halliburton Company
7.45%, 09/15/39	250	294
5.00%, 11/15/45	120	108
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	400	402
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	266
5.40%, 09/01/44	250	230
Kinder Morgan, Inc.
5.30%, 12/01/34	350	345
3.60%, 02/15/51	300	205
Marathon Petroleum Corporation
6.50%, 03/01/41	300	309
MPLX LP
5.40%, 04/01/35	200	197
4.50%, 04/15/38	105	92
5.50%, 02/15/49	80	73
5.95%, 04/01/55	200	193
4.90%, 04/15/58	110	90
ONEOK Partners, L.P.
6.65%, 10/01/36	150	161
ONEOK, Inc.
4.00%, 07/13/27	200	198
4.55%, 07/15/28	50	50
5.65%, 11/01/28	150	154
4.40%, 10/15/29	300	295
3.25%, 06/01/30	250	230
6.63%, 09/01/53	150	157
5.70%, 11/01/54	300	280
Ovintiv Canada ULC
7.20%, 11/01/31	130	140
Phillips 66
4.65%, 11/15/34	250	236
4.90%, 10/01/46	150	129
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	160
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	100	100
4.20%, 03/15/28	300	296
4.50%, 05/15/30	250	245
Shell Finance US Inc.
2.75%, 04/06/30	250	230
4.00%, 05/10/46	155	124
3.25%, 04/06/50	250	172
Shell International Finance B.V.
6.38%, 12/15/38	200	221
3.13%, 11/07/49	200	134
Suncor Energy Inc.
4.00%, 11/15/47	340	255
Targa Resources Corp.
6.50%, 03/30/34	200	214
TotalEnergies Capital International
3.46%, 07/12/49	50	36
TransCanada PipeLines Limited
4.10%, 04/15/30	250	241
6.20%, 10/15/37	100	104
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	232
Valero Energy Corporation
2.80%, 12/01/31	750	657
Western Midstream Operating, LP
4.65%, 07/01/26	200	200
4.75%, 08/15/28	100	100
Williams Companies, Inc., The
3.50%, 11/15/30	250	234
5.80%, 11/15/54	200	196
Williams Partners L.P.
3.75%, 06/15/27 (a)	300	295
6.30%, 04/15/40	200	211
		18,372
Industrials 1.7%
3M Company
2.38%, 08/26/29	690	630
Air Lease Corporation
2.20%, 01/15/27	200	192
5.30%, 02/01/28	300	305
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	292
Boeing Company, The
2.70%, 02/01/27	125	121
5.04%, 05/01/27 (g)	100	100
2.95%, 02/01/30	125	114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
5.15%, 05/01/30 (g)	285	287
6.53%, 05/01/34 (g)	400	429
5.88%, 02/15/40	25	25
5.71%, 05/01/40 (g)	500	486
3.90%, 05/01/49	40	29
3.95%, 08/01/59	125	85
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	108
5.75%, 05/01/40	400	416
Canadian National Railway Company
3.65%, 02/03/48	300	227
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	211
6.13%, 09/15/15	90	91
Carrier Global Corporation
2.72%, 02/15/30	125	114
5.90%, 03/15/34	208	219
3.58%, 04/05/50	104	75
Caterpillar Inc.
3.25%, 04/09/50	250	175
CSX Corporation
3.80%, 03/01/28	300	295
5.50%, 04/15/41	205	205
4.30%, 03/01/48	50	42
3.95%, 05/01/50	300	237
Cummins Inc.
1.50%, 09/01/30	300	257
2.60%, 09/01/50	200	120
Deere & Company
3.90%, 06/09/42	200	169
Dover Corporation
5.38%, 03/01/41	150	146
Eaton Corporation
4.15%, 11/02/42	100	86
Equifax Inc.
3.10%, 05/15/30	250	230
FedEx Corporation
3.25%, 04/01/26	300	296
4.25%, 05/15/30 (j)	300	292
3.88%, 08/01/42 (j)	200	152
5.25%, 05/15/50 (j)	100	88
Fortune Brands Innovations, Inc.
5.88%, 06/01/33	200	208
GATX Corporation
6.90%, 05/01/34	200	221
General Dynamics Corporation
3.75%, 05/15/28	300	295
General Electric Company
6.88%, 01/10/39	300	348
Honeywell International Inc.
1.10%, 03/01/27	300	282
1.75%, 09/01/31	250	209
3.81%, 11/21/47	300	232
Howmet Aerospace Inc.
3.00%, 01/15/29 (a)	300	282
Kennametal Inc.
4.63%, 06/15/28	100	100
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	276
5.05%, 04/27/45	250	231
Lockheed Martin Corporation
4.50%, 05/15/36	105	100
4.07%, 12/15/42	243	204
4.09%, 09/15/52	107	85
Norfolk Southern Corporation
2.30%, 05/15/31	300	262
2.90%, 08/25/51	250	156
5.95%, 03/15/64	100	103
Northrop Grumman Corporation
3.25%, 01/15/28	150	145
3.85%, 04/15/45	250	197
Otis Worldwide Corporation
3.11%, 02/15/40	300	228
Owens Corning
3.50%, 02/15/30	200	188
Parker-Hannifin Corporation
4.00%, 06/14/49	40	32
Quanta Services, Inc.
4.75%, 08/09/27	200	200
Republic Services, Inc.
4.88%, 04/01/29	100	101
5.00%, 12/15/33 - 04/01/34	300	300
RTX Corporation
3.13%, 05/04/27	400	389
6.10%, 03/15/34	250	268
4.50%, 06/01/42	150	132
4.80%, 12/15/43	25	23
4.05%, 05/04/47	200	159
4.63%, 11/16/48	90	77
6.40%, 03/15/54	200	218
Snap-on Incorporated
3.25%, 03/01/27	250	245
Southwest Airlines Co.
5.13%, 06/15/27	200	201
2.63%, 02/10/30	600	538
Textron Inc.
6.10%, 11/15/33	200	210
Trane Technologies Financing Limited
4.50%, 03/21/49	200	172
Uber Technologies, Inc.
4.80%, 09/15/34	300	292
Union Pacific Corporation
3.95%, 09/10/28	300	296
4.50%, 01/20/33 (a)	100	98
3.84%, 03/20/60	445	323
3.80%, 04/06/71	50	34
3.85%, 02/14/72	80	56
United Parcel Service, Inc.
6.20%, 01/15/38	350	379
3.75%, 11/15/47	70	54
5.60%, 05/22/64	200	195
Veralto Corporation
5.35%, 09/18/28	300	307
Verisk Analytics, Inc.
5.75%, 04/01/33	200	208
W.W. Grainger, Inc.
4.60%, 06/15/45	200	179
Waste Connections, Inc.
5.00%, 03/01/34	250	249
Waste Management, Inc.
1.15%, 03/15/28	300	274
4.15%, 07/15/49	50	41
		17,948
Consumer Staples 1.7%
Altria Group, Inc.
4.80%, 02/14/29	180	180
5.80%, 02/14/39	110	110
4.50%, 05/02/43	200	165
5.95%, 02/14/49	400	394
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	464
4.90%, 02/01/46	300	274
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	110	105
5.45%, 01/23/39	250	254
4.44%, 10/06/48	362	310
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	293
B.A.T Capital Corporation
3.22%, 09/06/26 (a)	250	245
2.73%, 03/25/31	300	266
4.39%, 08/15/37	150	131
4.54%, 08/15/47	100	80
Board of Trustees of the Leland Stanford Junior University, The
3.65%, 05/01/48	20	16
Brown-Forman Corporation
4.75%, 04/15/33 (a)	100	99
California Institute of Technology
4.32%, 08/01/45	40	35

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Campbell's Company, The
4.15%, 03/15/28	300	297
5.40%, 03/21/34	200	201
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	195
3.95%, 08/01/47	200	157
Coca-Cola Company, The
2.13%, 09/06/29	250	229
2.25%, 01/05/32	300	262
3.00%, 03/05/51	300	200
5.30%, 05/13/54	300	293
Conagra Brands, Inc.
1.38%, 11/01/27	300	276
5.30%, 11/01/38	55	52
5.40%, 11/01/48	55	50
Constellation Brands, Inc.
3.15%, 08/01/29	400	373
Costco Wholesale Corporation
3.00%, 05/18/27	80	78
1.38%, 06/20/27	300	282
Dollar General Corporation
5.45%, 07/05/33	200	200
Dollar Tree, Inc.
4.20%, 05/15/28	90	88
Estee Lauder Companies Inc., The
5.00%, 02/14/34	250	248
3.13%, 12/01/49	225	145
General Mills, Inc.
4.20%, 04/17/28 (a)	105	104
Haleon US Capital LLC
4.00%, 03/24/52	250	193
J. M. Smucker Company, The
3.38%, 12/15/27	250	244
Kenvue Inc.
5.00%, 03/22/30	200	204
4.90%, 03/22/33	100	100
5.20%, 03/22/63	100	93
Keurig Dr Pepper Inc.
5.10%, 03/15/27	200	202
5.20%, 03/15/31	200	204
4.50%, 04/15/52	100	83
Kraft Heinz Foods Company
3.88%, 05/15/27	200	197
5.20%, 03/15/32	400	404
5.00%, 06/04/42	400	364
4.38%, 06/01/46	200	163
Kroger Co., The
4.50%, 01/15/29	300	300
7.50%, 04/01/31	150	170
4.45%, 02/01/47	300	250
Massachusetts Institute of Technology
5.60%, 07/01/11	100	101
4.68%, 07/01/14	250	213
McCormick & Company, Incorporated
1.85%, 02/15/31	300	254
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	176
Molson Coors Beverage Company
3.00%, 07/15/26	500	491
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	246
PepsiCo, Inc.
3.00%, 10/15/27	500	486
3.45%, 10/06/46	90	68
2.75%, 10/21/51	50	31
3.88%, 03/19/60	400	303
Philip Morris International Inc.
4.75%, 02/12/27	250	252
4.38%, 11/15/41	300	259
RELX Capital Inc.
4.00%, 03/18/29 (a)	300	294
Reynolds American Inc.
5.70%, 08/15/35	100	101
Southern California, University of
3.03%, 10/01/39	450	360
5.25%, 10/01/11	20	19
Sysco Corporation
5.95%, 04/01/30 (g)	266	279
6.00%, 01/17/34	200	212
6.60%, 04/01/50 (g)	300	326
The Hershey Company
4.55%, 02/24/28	500	504
4.95%, 02/24/32	400	404
Tyson Foods, Inc.
5.15%, 08/15/44	200	185
Unilever Capital Corporation
1.38%, 09/14/30	500	425
University of Notre Dame du Lac
3.44%, 02/15/45	250	193
University of Washington
3.52%, 04/15/54	100	74
Walmart Inc.
4.00%, 04/15/26	200	200
3.90%, 04/15/28	200	199
3.70%, 06/26/28	185	183
3.63%, 12/15/47	300	232
4.50%, 09/09/52 - 04/15/53	300	265
		17,657
Communication Services 1.7%
Alphabet Inc.
2.00%, 08/15/26	300	292
1.10%, 08/15/30	280	238
2.25%, 08/15/60	225	125
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	108
4.38%, 07/16/42	200	167
AT&T Inc.
2.30%, 06/01/27	500	478
4.35%, 03/01/29 - 06/15/45	255	237
2.25%, 02/01/32	750	632
2.55%, 12/01/33	751	616
4.50%, 05/15/35 - 03/09/48	1,606	1,439
3.65%, 06/01/51 - 09/15/59	706	494
British Telecommunications Public Limited Company
9.63%, 12/15/30 (g) (i)	250	305
Charter Communications Operating, LLC
6.65%, 02/01/34	250	259
6.55%, 06/01/34	300	308
6.48%, 10/23/45	210	199
5.75%, 04/01/48	100	86
5.25%, 04/01/53	200	161
4.40%, 12/01/61	75	50
5.50%, 04/01/63	300	241
Comcast Corporation
4.15%, 10/15/28	650	643
4.55%, 01/15/29	100	100
6.50%, 11/15/35	100	111
6.95%, 08/15/37	250	285
3.90%, 03/01/38	70	60
4.00%, 08/15/47 - 03/01/48	410	317
4.70%, 10/15/48	365	317
2.45%, 08/15/52	450	246
5.50%, 05/15/64	120	113
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (g) (i)	300	352
Electronic Arts Inc.
2.95%, 02/15/51	300	190
Fox Corporation
6.50%, 10/13/33	200	214
5.48%, 01/25/39	65	63
5.58%, 01/25/49	80	75
Meta Platforms, Inc.
4.80%, 05/15/30	100	102
4.55%, 08/15/31	200	201
4.95%, 05/15/33	85	86
5.60%, 05/15/53	200	201
5.75%, 05/15/63	365	371
Omnicom Group Inc.
2.60%, 08/01/31	375	327

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Orange
5.38%, 01/13/42	100	97
5.50%, 02/06/44	300	296
Paramount Global
7.88%, 07/30/30	125	138
Rogers Communications Inc.
3.70%, 11/15/49	250	174
4.55%, 03/15/52	300	239
Telefonica Emisiones SA
5.52%, 03/01/49	300	274
Telefonica Europe B.V.
8.25%, 09/15/30	250	287
T-Mobile USA, Inc.
2.05%, 02/15/28	900	841
3.88%, 04/15/30	435	417
2.55%, 02/15/31	400	353
4.50%, 04/15/50	160	133
5.75%, 01/15/54	200	197
3.60%, 11/15/60	100	67
5.80%, 09/15/62	100	98
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	57
Verizon Communications Inc.
4.13%, 03/16/27 (a)	300	298
4.33%, 09/21/28	400	398
1.75%, 01/20/31	130	110
2.36%, 03/15/32	250	211
3.40%, 03/22/41	215	166
3.70%, 03/22/61	405	279
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	161
4.25%, 09/17/50	75	58
5.13%, 06/19/59	110	95
5.75%, 02/10/63	50	47
Walt Disney Company, The
2.00%, 09/01/29	625	564
6.20%, 12/15/34	50	55
2.75%, 09/01/49	225	141
3.80%, 05/13/60	350	256
		17,316
Consumer Discretionary 1.1%
Amazon.com, Inc.
3.30%, 04/13/27	165	162
3.15%, 08/22/27	740	723
1.65%, 05/12/28 (a)	400	371
1.50%, 06/03/30 (a)	130	113
3.60%, 04/13/32	135	127
3.88%, 08/22/37	170	153
2.50%, 06/03/50	200	121
2.70%, 06/03/60	55	32
3.25%, 05/12/61	240	158
4.10%, 04/13/62	160	127
Aptiv PLC
5.75%, 09/13/54	300	266
AutoZone, Inc.
3.75%, 06/01/27	200	197
Discovery Communications, LLC
3.95%, 03/20/28	105	101
3.63%, 05/15/30	400	360
5.20%, 09/20/47	75	59
eBay Inc.
1.40%, 05/10/26	300	290
3.65%, 05/10/51	15	11
Expedia Group, Inc.
5.40%, 02/15/35	200	199
Ford Motor Company
7.40%, 11/01/46	300	306
General Motors Company
5.00%, 04/01/35	200	185
5.15%, 04/01/38	70	63
Hasbro, Inc.
6.35%, 03/15/40	300	308
Home Depot, Inc., The
3.00%, 04/01/26	500	494
1.38%, 03/15/31	300	250
4.50%, 09/15/32	200	197
5.88%, 12/16/36	600	641
3.13%, 12/15/49	200	136
4.95%, 09/15/52	150	138
3.50%, 09/15/56	200	140
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	189
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	614
3.65%, 04/05/29	75	72
3.00%, 10/15/50	300	187
5.80%, 09/15/62	105	102
Marriott International, Inc.
3.13%, 06/15/26	500	491
5.30%, 05/15/34	250	249
McDonald's Corporation
4.88%, 12/09/45	165	149
3.63%, 09/01/49	200	146
5.45%, 08/14/53	300	290
NIKE, Inc.
2.85%, 03/27/30	400	370
O'Reilly Automotive, Inc.
5.75%, 11/20/26	100	102
1.75%, 03/15/31	300	252
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	300
Starbucks Corporation
4.00%, 11/15/28	200	197
2.55%, 11/15/30	500	446
5.00%, 02/15/34	250	249
4.50%, 11/15/48	200	167
4.45%, 08/15/49	50	41
Toyota Motor Corporation
3.67%, 07/20/28	200	197
Warnermedia Holdings, Inc.
3.76%, 03/15/27	300	293
5.39%, 03/15/62	500	362
		11,893
Real Estate 0.9%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	247
4.85%, 04/15/49	300	257
5.63%, 05/15/54	300	286
American Tower Corporation
1.60%, 04/15/26	300	291
1.50%, 01/31/28	500	459
3.80%, 08/15/29	90	86
2.70%, 04/15/31	375	332
5.65%, 03/15/33	200	206
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	309
5.35%, 06/01/34	200	203
Boston Properties Limited Partnership
2.90%, 03/15/30	200	180
COPT Defense Properties
2.00%, 01/15/29	450	402
Crown Castle Inc.
3.70%, 06/15/26	140	138
3.65%, 09/01/27	80	78
5.80%, 03/01/34	300	306
3.25%, 01/15/51	50	32
Equinix, Inc.
1.45%, 05/15/26	300	290
3.40%, 02/15/52	300	203
ERP Operating Limited Partnership
2.50%, 02/15/30	200	181
GLP Financing, LLC
5.38%, 04/15/26	150	150
5.75%, 06/01/28	300	306
6.75%, 12/01/33	200	213
Healthpeak OP, LLC
5.25%, 12/15/32	150	150
6.75%, 02/01/41	200	220

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Kimco Realty OP, LLC
2.70%, 10/01/30	200	180
Mid-America Apartments, L.P.
1.10%, 09/15/26	350	333
4.95%, 03/01/35	200	195
NNN REIT, Inc.
3.10%, 04/15/50	200	124
ProLogis, L.P.
2.13%, 04/15/27	100	96
2.25%, 04/15/30	175	156
4.63%, 01/15/33	100	98
4.75%, 06/15/33	100	98
3.00%, 04/15/50	35	23
Public Storage, Inc.
1.85%, 05/01/28	300	278
Realty Income Corporation
4.13%, 10/15/26	250	249
4.85%, 03/15/30	300	301
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	300	251
Safehold GL Holdings LLC
5.65%, 01/15/35	200	199
Simon Property Group, L.P.
2.65%, 07/15/30	200	181
5.50%, 03/08/33	100	102
3.25%, 09/13/49	65	44
5.85%, 03/08/53	100	101
Store Capital LLC
4.50%, 03/15/28	200	196
Sun Communities Operating Limited Partnership
5.70%, 01/15/33	300	306
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	172
UDR, Inc.
2.10%, 08/01/32	200	163
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	184
Welltower Inc.
4.95%, 09/01/48	150	136
Weyerhaeuser Company
7.38%, 03/15/32	57	64
		9,755
Materials 0.7%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	150	151
4.85%, 02/08/34	250	249
Albemarle Corporation
5.45%, 12/01/44	150	134
Avery Dennison Corporation
5.75%, 03/15/33 (a)	200	205
BHP Billiton Finance (USA) Limited
5.00%, 02/21/30	200	203
5.25%, 09/08/33	75	76
Dow Chemical Company, The
4.63%, 10/01/44	250	209
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	201
5.32%, 11/15/38	54	56
5.42%, 11/15/48	115	116
Ecolab Inc.
1.30%, 01/30/31	300	249
2.13%, 08/15/50	200	109
2.75%, 08/18/55	75	45
EIDP, Inc.
2.30%, 07/15/30	300	268
FMC Corporation
4.50%, 10/01/49 (a)	150	113
6.38%, 05/18/53 (a)	200	193
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	282
LYB International Finance B.V.
5.25%, 07/15/43	300	271
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	292
5.50%, 12/01/54	200	190
Mosaic Company, The
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	350
Newmont Corporation
5.88%, 04/01/35	200	210
Nucor Corporation
2.98%, 12/15/55	200	121
Nutrien Ltd.
4.90%, 03/27/28	100	101
2.95%, 05/13/30	300	274
3.95%, 05/13/50	150	112
5.80%, 03/27/53	100	99
PPG Industries, Inc.
2.80%, 08/15/29	200	186
2.55%, 06/15/30	300	271
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	263
Rio Tinto Finance (USA) plc
5.00%, 03/09/33	100	100
Sherwin-Williams Company, The
3.45%, 06/01/27	350	342
4.55%, 03/01/28	200	200
4.50%, 06/01/47	70	59
Sonoco Products Company
4.45%, 09/01/26	300	299
5.00%, 09/01/34 (a)	300	288
Southern Copper Corporation
7.50%, 07/27/35	150	171
Steel Dynamics, Inc.
3.25%, 10/15/50	115	75
Vale Overseas Ltd
3.75%, 07/08/30	100	93
Westlake Corporation
3.38%, 08/15/61	200	119
		7,363
Total Corporate Bonds And Notes (cost $301,221)		269,067
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.2%
American Express Credit Account Master Trust
Series 2023-A-1, 4.87%, 05/15/26	200	201
Series 2023-A-2, 4.80%, 05/15/28	300	301
BA Credit Card Trust
Series 2023-A2-A2, 4.98%, 11/16/26	150	152
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	132
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	455
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (d)	200	181
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (d)	200	210
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	763
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	259
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	257
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (d)	400	345
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	359
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/30	300	273
CarMax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	250	252
CarMax Auto Owner Trust 2023-4
Series 2023-A3-4, 6.00%, 04/15/27	300	305

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (d)	300	285
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	714
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	202
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	276
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	432
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	250	250
Ford Credit Auto Lease Trust 2024-B
Series 2024-A4-B, 4.99%, 01/15/27	200	202
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	183
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	92
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	270
Hyundai Auto Receivables Trust 2024-B
Series 2024-A3-B, 4.84%, 11/15/27	200	202
Series 2024-A4-B, 4.74%, 04/17/28	200	202
Mercedes-Benz Auto Receivables Trust 2023-2
Series 2023-A3-2, 5.95%, 11/15/28	250	254
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	483
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	265	259
Nissan Auto Receivables 2024-A Owner Trust
Series 2024-A3-A, 5.28%, 08/16/27	150	152
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	700	684
Toyota Auto Receivables 2022-C Owner Trust
Series 2022-A4-C, 3.77%, 08/17/26	145	144
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	302
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	94	93
Verizon Master Trust
Series 2024-A1A-6, 4.17%, 08/20/27	350	348
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	200	202
Volkswagen Auto Loan Enhanced Trust 2023-1
Series 2023-A3-1, 5.02%, 06/20/28	100	101
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	977
World Omni Auto Receivables Trust 2024-B
Series 2024-A3-B, 5.27%, 03/15/28	200	202
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,642)		11,956
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.4%
JNL Government Money Market Fund - Class I, 4.20% (k) (l)	46,154	46,154
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (k) (l)	1,873	1,873
Total Short Term Investments (cost $48,027)		48,027
Total Investments 104.5% (cost $1,167,901)		1,086,168
Total Forward Sales Commitments (0.6)% (proceeds $6,283)		(6,312)
Other Assets and Liabilities, Net (3.9)%		(40,020)
Total Net Assets 100.0%		1,039,836

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $49,185.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $1,606 and 0.2% of the Fund.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.6%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.6%)
Mortgage-Backed Securities (0.6%)
Federal National Mortgage Association, Inc.
TBA, 1.50%, 05/15/39 (a)	(100)	(88)
TBA, 2.00%, 05/15/39 (a)	(100)	(90)
TBA, 2.50%, 05/15/39 (a)	(25)	(23)
TBA, 1.50%, 04/15/40 (a)	(25)	(22)
TBA, 2.00%, 04/15/40 (a)	(50)	(45)
TBA, 2.50%, 04/15/40 (a)	(350)	(324)
TBA, 3.00%, 04/15/40 (a)	(50)	(47)
TBA, 1.50%, 05/15/54 (a)	(75)	(57)
TBA, 2.50%, 05/15/54 (a)	(475)	(395)
TBA, 3.00%, 05/15/54 (a)	(325)	(282)
TBA, 3.50%, 05/15/54 (a)	(100)	(90)
TBA, 2.50%, 04/15/55 (a)	(2,750)	(2,289)
TBA, 3.00%, 04/15/55 (a)	(175)	(152)
TBA, 4.00%, 04/15/55 (a)	(250)	(233)
Government National Mortgage Association
TBA, 2.50%, 05/15/54 (a)	(125)	(107)
TBA, 3.00%, 05/15/54 (a)	(100)	(89)
TBA, 3.50%, 05/15/54 (a)	(75)	(68)
TBA, 2.50%, 04/15/55 (a)	(800)	(683)
TBA, 3.00%, 04/15/55 (a)	(1,075)	(953)
TBA, 3.50%, 04/15/55 (a)	(300)	(275)
Total Government And Agency Obligations (proceeds $6,283)		(6,312)
Total Forward Sales Commitments (0.6%) (proceeds $6,283)		(6,312)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2025, the total proceeds for investments sold on a delayed delivery basis was $6,283.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Bond Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Synchrony Bank, 5.63%, 08/23/27	08/12/24	403	405	—
U.S. Bank National Association, 4.51%, 10/22/27	10/28/24	499	500	0.1
		902	905	0.1

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	49,934	26,371	30,151	485	—	—	46,154	4.4
JNL Government Money Market Fund, 4.30% - Class SL	6,474	9,167	13,768	61	—	—	1,873	0.2
	56,408	35,538	43,919	546	—	—	48,027	4.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	757,118	—	757,118
Corporate Bonds And Notes	—	269,067	—	269,067
Non-U.S. Government Agency Asset-Backed Securities	—	11,956	—	11,956
Short Term Investments	48,027	—	—	48,027
	48,027	1,038,141	—	1,086,168
Liabilities - Securities
Government And Agency Obligations	—	(6,312)	—	(6,312)
	—	(6,312)	—	(6,312)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 98.4%
China 29.9%
360 Security Technology Inc. - Class A	50	72
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	7	15
AAC Technologies Holdings Inc.	68	414
ACM Research (Shanghai), Inc. - Class A	2	28
AECC Aero-Engine Control Co., Ltd. - Class A	11	28
Agricultural Bank of China Limited - Class H	2,684	1,615
AIMA Technology Group Co., Ltd. - Class A	6	37
Aisino Co.Ltd. - Class A	17	21
Akeso Inc. (a)	46	452
Alibaba Group Holding Limited (b)	1,531	25,419
Alibaba Health Information Technology Limited (a)	474	288
Aluminum Corporation of China Limited - Class A	64	66
Aluminum Corporation of China Limited - Class H	366	230
Amlogic (Shanghai) Co., Ltd. - Class A	3	39
Andon Health Co., Ltd. - Class A	5	26
Angel Yeast Co., Ltd. - Class A	9	41
Anhui Conch Cement Company Limited - Class A	28	93
Anhui Conch Cement Company Limited - Class H	108	305
Anhui Gujing Distillery Company Limited - Class A	3	65
Anhui Gujing Distillery Company Limited - Class B	10	158
Anhui Jianghuai Automobile Group Co., Ltd. - Class A	12	57
Anhui Kouzi Distillery Co., Ltd. - Class A	7	33
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	42
Anjing Food Group Co., Ltd. - Class A	3	29
ANTA Sports Products Limited	130	1,426
Aojie Technology Co., Ltd. - Class A (a)	3	42
APT Medical Inc. - Class A	1	48
Asia-Potash International Investment (Guangzhou)Co., Ltd. - Class A (a)	10	34
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	38
Atour Lifestyle Holdings Limited - ADR	6	172
Autobio Diagnostics Co., Ltd. - Class A	5	31
Avary Holding (Shenzhen) Co., Ltd - Class A	12	59
AVIC Industry-Finance Holdings Co., Ltd. - Class A	10	5
AviChina Industry & Technology Company Limited - Class H	257	129
Avicopter PLC - Class A	6	32
Baic Bluepark New Energy Technology Co., Ltd. - Class A (a)	27	32
Baidu, Inc. - Class A (a) (b)	212	2,469
Baiyin Nonferrous Group Co., Ltd. - Class A	45	18
Bank of Beijing Co., Ltd. - Class A	152	127
Bank of Changsha Co., Ltd. - Class A	34	43
Bank of Chengdu Co., Ltd. - Class A	23	54
Bank of China Limited - Class H	7,537	4,548
Bank of Communications Co., Ltd. - Class A	295	303
Bank of Communications Co., Ltd. - Class H	741	663
Bank of Jiangsu Co., Ltd. - Class A	121	159
Bank of Nanjing Co., Ltd. - Class A	74	106
Bank of Ningbo Co., Ltd. - Class A	40	142
Bank of Shanghai Co., Ltd. - Class A	89	121
Bank of Suzhou Co., Ltd. - Class A	29	32
Baoshan Iron & Steel Co., Ltd. - Class A	161	160
Baotou Iron&Steel (Group) Co., Ltd. - Class A (a)	306	76
BBMG Corporation - Class A	58	13
BeiGene, Ltd. (a) (b)	65	1,379
BeiGene, Ltd. - Class A (a)	1	17
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	25
Beijing Enterprises Holdings Limited	44	168
Beijing Enterprises Water Group Limited	356	103
Beijing Huaer Company Limited - Class A	48	52
Beijing Hualian Hypermarket Co., Ltd. - Class A	25	14
Beijing Jingneng Power Co., Ltd. - Class A	47	23
Beijing Kingsoft Office Software Co., Ltd - Class A	4	156
Beijing New Building Material (Group) Co., Ltd. - Class A	7	26
Beijing Roborock Technology Co., Ltd. - Class A	1	36
Beijing Shiji Information Technology Co., Ltd. - Class A	5	5
Beijing Shougang Co., Ltd. - Class A	34	16
Beijing Tiantan Biological Products Corporation Limited - Class A	12	33
Beijing Tongrentang Co., Ltd. - Class A	13	63
Beijing United Information Technology Co., Ltd. - Class A	6	22
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	6	53
Beijing Yanjing Brewery Co., Ltd. - Class A	23	39
Beijing Zhonggong Education Technology Co., Ltd. - Class A (a)	49	22
Beiqi Foton Motor Co., Ltd. - Class A (a)	65	22
Bethel Automotive Safety Systems Co., Ltd - Class A	5	43
Bicycle Club Joint Venture, L.P. - Class A (a)	23	48
Bilibili Inc (a)	23	438
Bloomage Biotechnology Corporation Limited - Class A	2	16
Bluestar Adisseo Co., Ltd - Class A	24	35
BNP Paribas Emissions- und Handelsgesellschaft mbH - Class A	12	21
BOC International (China) Co., Ltd. - Class A	25	36
BOE Technology Group Co., Ltd. - Class A	193	110
Bosideng International Holdings Limited	402	206
BYD Company Limited - Class A	12	617
BYD Company Limited - Class H	96	4,858
BYD Electronic (International) Company Limited	74	386
Caida Securities Co., Ltd. - Class A	33	30
Caitong Securities Co., Ltd. - Class A	50	53
Cambricon Technologies Corporation Limited - Class A (a)	3	262
Cathay Biotech, Inc. - Class A	2	15
CGN Power Co., Ltd. - Class A	122	61
CGN Power Co., Ltd. - Class H (b)	965	302
Changchun High-Tech Industries (Group) Inc. - Class A	4	58
Changjiang Securities Co., Ltd. - Class A	59	52
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	55
Chifeng Jilong Gold Mining Co., Ltd. - Class A	11	35
China Aviation Power Co., Ltd. - Class A	18	89
China Baoan Group Co., Ltd. - Class A	31	35
China CITIC Bank Corporation Limited - Class H	853	669
China Coal Energy Company Limited - Class A	19	27
China Coal Energy Company Limited - Class H	195	199
China Construction Bank Corporation - Class A	68	82
China Construction Bank Corporation - Class H	9,185	8,148
China CSSC Holdings Limited - Class A	32	135
China Eastern Airlines Corporation Limited - Class A (a)	150	75
China Eastern Airlines Corporation Limited - Class H (a) (c)	58	19
China Energy Engineering Corporation Limited - Class A	139	44
China Energy Engineering Corporation Limited - Class H	658	86
China Everbright Bank Company Limited - Class A	319	167
China Everbright Bank Company Limited - Class H	326	133
China Everbright Environment Group Limited	307	136
China Feihe Limited (b)	350	264
China Film Co., Ltd. - Class A	18	27
China First Heavy Industries - Class A (a)	53	21
China Galaxy Securities Co., Ltd. - Class A	36	82
China Galaxy Securities Co., Ltd. - Class H	348	347
China Gas Holdings Limited	280	256
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	23
China Hongqiao Group Limited	243	503
China Huishan Dairy Holdings Company Limited (a) (d)	946	—
China International Capital Corporation Limited - Class A	17	82
China International Capital Corporation Limited - Class H (b)	147	275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
China International Marine Containers (Group) Co., Ltd. - Class A	30	36
China International Marine Containers (Group) Co., Ltd. - Class H	44	32
China Jushi Co., Ltd. - Class A	41	74
China Life Insurance Company Limited - Class H	658	1,274
China Literature Limited (a) (b)	35	117
China Longyuan Power Group Corporation Limited - Class A	29	67
China Longyuan Power Group Corporation Limited - Class H	302	242
China Medical System Holdings Limited	108	103
China Mengniu Dairy Company Limited	289	715
China Merchants Bank Co., Ltd. - Class A	138	826
China Merchants Bank Co., Ltd. - Class H	359	2,118
China Merchants Energy Shipping Co., Ltd. - Class A	23	21
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	78
China Merchants Port Holdings Company Limited	108	186
China Merchants Securities Co., Ltd. - Class A	29	71
China Merchants Securities Co., Ltd. - Class H (b)	46	80
China Merchants Shekou Industrial Zone Holdings Co., Ltd. - Class A	70	88
China Minsheng Banking Corp., Ltd. - Class A	226	122
China Minsheng Banking Corp., Ltd. - Class H	654	295
China Molybdenum Co., Ltd - Class A	116	122
China Molybdenum Co., Ltd - Class H	341	283
China National Medicines Corporation Ltd. - Class A	7	29
China National Nuclear Power Co Ltd - Class A	144	183
China National Software and Service Company Limited - Class A (a)	8	45
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	19	60
China Oilfield Services Limited - Class A	22	42
China Oilfield Services Limited - Class H	170	141
China Overseas Land & Investment Limited	361	646
China Pacific Insurance (Group) Co., Ltd. - Class A	51	228
China Pacific Insurance (Group) Co., Ltd. - Class H	227	715
China Petroleum & Chemical Corporation - Class A	245	194
China Petroleum & Chemical Corporation - Class H	2,328	1,229
China Petroleum Engineering Corporation - Class A	45	20
China Power International Development Limited	446	168
China Railway Construction Group Co., Ltd. - Class A	32	19
China Railway Group Limited - Class A	124	94
China Railway Group Limited - Class H	401	177
China Railway Hi-Tech Industry Corporation Limited - Class A	20	23
China Railway Signal & Communication Corporation Limited - Class A	63	49
China Railway Signal & Communication Corporation Limited - Class H	178	74
China Rare Earth Resources and Technology Co., Ltd. - Class A	9	41
China Resources Gas Group Limited	77	230
China Resources Land Limited	274	910
China Resources Microelectronics Limited - Class A	10	62
China Resources Mixc Lifestyle Services Limited (b)	60	265
China Resources Pharmaceutical Group Limited (b)	161	105
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	4	26
China Science Publishing & Media Ltd. - Class A	7	19
China Securities Co., Ltd. - Class A	22	75
China Shenhua Energy Company Limited - Class A	45	239
China Shenhua Energy Company Limited - Class H	312	1,268
China Southern Airlines Company Limited - Class A (a)	130	101
China Southern Airlines Company Limited - Class H (a)	22	10
China Southern Power Grid Co., Ltd. - Class A	32	19
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	14
China Southern Power Grid Technology Co., Ltd. - Class A	3	14
China Suntien Green Energy Corporation Limited - Class A	8	8
China Suntien Green Energy Corporation Limited - Class H (c)	198	97
China Taiping Insurance Holdings Company Limited	138	211
China Three Gorges Corporation - Class A	178	104
China Tourism Group Duty Free Corporation Limited - Class A	15	123
China Tourism Group Duty Free Corporation Limited - Class H	6	37
China Tower Corporation Limited - Class H	381	514
China Vanke Co., Ltd. - Class A (a)	75	73
China Vanke Co., Ltd. - Class H (a) (c)	159	113
China XD Electric Co., Ltd. - Class A	46	42
China Yangtze Power Co., Ltd. - Class A	177	680
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	—	3
China Zheshang Bank Co., Ltd. - Class A	151	61
China Zheshang Bank Co., Ltd. - Class H (b)	126	42
Chongqing Brewery Co., Ltd. - Class A	5	42
Chongqing Changan Automobile Company Limited - Class A	52	93
Chongqing Changan Automobile Company Limited - Class B	179	85
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	11	20
Chongqing Rural Commercial Bank Co., Ltd. - Class A	20	17
Chongqing Rural Commercial Bank Co., Ltd. - Class H	257	174
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	8
Chongqing Zongshen Power Machinery Co., Ltd. - Class A	6	19
CITIC Limited	561	694
CITIC Securities Company Limited - Class A	88	323
CITIC Securities Company Limited - Class H	146	382
CNOOC Energy Development Co., Ltd. - Class A	52	29
CNPC Capital Company Limited - Class A	44	39
COFCO Capital Holdings Co., Ltd. - Class A	9	15
COFCO Sugar Holding Co., Ltd - Class A	15	20
Copper Sub Corporation, Inc. - Class A	29	27
COSCO SHIPPING Development Co., Ltd. - Class A	121	39
COSCO SHIPPING Development Co., Ltd. - Class H	270	34
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	35	55
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H	106	86
COSCO SHIPPING Holdings Co., Ltd. - Class A	77	155
COSCO SHIPPING Holdings Co., Ltd. - Class H	269	425
Country Garden Services Holdings Company Limited	191	170
CSPC Pharmaceutical Group Limited	815	518
Daqin Railway Co., Ltd. - Class A	114	103
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	19
Datang International Power Generation Co., Ltd. - Class A	46	19
Datang International Power Generation Co., Ltd. - Class H (c)	364	76
DHC Software Co., Ltd. - Class A	11	16
Dong'e Ejiao Co., Ltd. - Class A	6	46
Dongfang Electric Co., Ltd. - Class A	21	44
Dongfang Electric Co., Ltd. - Class H (c)	9	11
Dongxing Securities Co., Ltd. - Class A	31	49
Eastern Air Logistics Co., Ltd. - Class A	12	23
Eastroc Beverage(Group) Co., Ltd. - Class A	2	72
Easyhome New Retail Group Corporation Limited - Class A	2	1
Ecovacs Robotics Co., Ltd. - Class A	1	4
ENN Energy Holdings Limited	70	581
ENN Natural Gas Co., Ltd. - Class A	28	75
Everbright Securities Company Limited - Class A	27	64
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (a)	104	31

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Eyebright Medical Technology Co., Ltd - Class A	2	24
Far East Horizon Limited	145	119
Faw Jiefang Group Co., Ltd - Class A	33	37
Flat Glass Group Co., Ltd. - Class A	12	30
Flat Glass Group Co., Ltd. - Class H	24	33
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	42	234
Fosun International Limited	244	131
Founder Securities Co., Ltd. - Class A	43	46
Foxconn Industrial Internet Co., Ltd. - Class A	76	211
Fujian Kuncai Material Technology Co., Ltd. - Class A	6	17
Fujian Sunner Development Co., Ltd. - Class A	14	28
Full Truck Alliance Co. Ltd. - Class A - ADR	69	886
Fuyao Glass Industry Group Co., Ltd. - Class A	15	124
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	52	371
Fuzhou Tianyu Electric Co., Ltd. - Class A (a)	45	28
Galaxycore Inc. - Class A	15	31
Gan & Lee Pharmaceuticals - Class A	4	24
Ganfeng Lithium Group Co., Ltd - Class A	3	16
Ganfeng Lithium Group Co., Ltd - Class H (b) (c)	48	130
GCL-Poly Energy Holdings Limited (a) (c)	1,925	243
GD Power Development Co., Ltd. - Class A	113	69
Geely Automobile Holdings Limited	536	1,152
GEM Co., Ltd. - Class A	46	41
Gemdale Corporation - Class A	41	25
GenScript Biotech Corporation (a) (c)	68	109
GF Securities Co., Ltd. - Class A	20	45
GF Securities Co., Ltd. - Class H	71	96
Giant Network Group Co., Ltd. - Class A	19	37
GigaDevice Semiconductor Inc. - Class A (a)	3	55
Goertek Inc. - Class A	21	77
Goldwind Science&Technology Co., Ltd. - Class A	25	31
Goldwind Science&Technology Co., Ltd. - Class H	2	2
Gongniu Group Co., Ltd. - Class A	4	36
Great Wall Motor Company Limited - Class A	18	63
Great Wall Motor Company Limited - Class H	220	385
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	34
Gree Electric Appliances, Inc. of Zhuhai - Class A	40	251
Greenland Holding Group Co., Ltd - Class A (a)	99	24
GRG Banking Equipment Co., Ltd. - Class A	25	46
Guangdong Electric Power Development Co., Ltd - Class A	34	21
Guangdong Haid Group Co., Ltd. - Class A	9	63
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A	31	43
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	15
Guangzhou Automobile Group Co., Ltd. - Class A	29	35
Guangzhou Automobile Group Co., Ltd. - Class H	250	103
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	26
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	5	20
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	44
Guangzhou Haige Communications Group Incorporated Company - Class A	29	44
Guangzhou Port Co., Ltd. - Class A	18	8
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	38
Guangzhou State-Owned Development Holding Co., Ltd. - Class A	24	22
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	5	12
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	35
Guolian Minsheng Securities Co., Ltd. - Class A	20	28
Guosen Securities Co., Ltd - Class A	65	92
Guotai Junan Securities Co., Ltd. - Class A	112	266
Guotai Junan Securities Co., Ltd. - Class H (b)	201	293
Guoxuan High-Tech Co., Ltd. - Class A	14	41
H World Group Limited	183	681
Haidilao International Holding Ltd. (b)	147	333
Haier Smart Home Co., Ltd. - Class A	40	152
Haier Smart Home Co., Ltd. - Class H	223	715
Hainan Airlines Holding Co., Ltd. - Class A (a)	365	71
Hainan Airport Infrastructure Co., Ltd - Class A (a)	28	14
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	35
Haitian International Holdings Limited	110	291
Hangzhou Bank Co., Ltd. - Class A	40	79
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	43
Hangzhou First Applied Material Co., Ltd. - Class A	12	23
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	19
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	22
Hangzhou Robam Appliances Co., Ltd. - Class A	10	31
Hangzhou Silan Microelectronics Co., Ltd. - Class A (a)	13	45
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	42
Hansoh Pharmaceutical Group Company Limited (b)	102	321
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	26
Harris County School District - Class A	334	257
Hebei Hengshui Laobaigan Liquor Co., Ltd. - Class A	8	20
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	13
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	34
Hedy Holding Co., Ltd. - Class A	105	102
Heilongjiang Agriculture Company Limited - Class A	21	40
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	53
Henan Shuanghui Investment & Development Co., Ltd. - Class A	21	78
Hengan International Group Company Limited	62	174
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	31
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	27	57
Hengsheng Chemical Industry Co., Ltd. - Class A	11	35
Hengtong Optic-Electric Co., Ltd. - Class A	19	43
Hengyi Petrochemical Co. Ltd - Class A	39	32
Hesheng Silicon Industry Co., Ltd. - Class A	6	43
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class A	1	3
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class H (c)	33	111
Hisense Visual Technology Co., Ltd. - Class A	13	43
HLA Group Corp., Ltd. - Class A	35	39
Hongta Securities Co., Ltd. - Class A	25	27
Hoymiles Power Electronics Inc. - Class A	1	14
Hua Hong Semiconductor Limited (b) (c)	61	246
Hua Xia Bank Co., Limited - Class A	106	114
Huaan Securities Co., Ltd. - Class A	34	26
Huadian Power International Corporation Limited - Class A	86	68
Huadian Power International Corporation Limited - Class H (c)	108	63
Huadong Medicine Co., Ltd - Class A	9	44
Huafon Chemical Co., Ltd. - Class A	27	29
Huagong Tech Company Limited - Class A	10	56
Huaibei Mining Co., Ltd. - Class A	21	38
Hualan Bioengineering Co., Ltd. - Class A	19	40
Huaneng Power International, Inc. - Class A	97	93
Huaneng Power International, Inc. - Class H	344	200
Huatai Securities Co., Ltd. - Class A	59	135
Huatai Securities Co., Ltd. - Class H (b)	125	201
Huaxi Securities Co., Ltd. - Class A	29	35
Huaxin Cement Co., Ltd. - Class A	19	36
Huayu Automotive Systems Co., Ltd. - Class A	14	34
Hubei Energy Group Co., Ltd. - Class A	52	34
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	34
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	40
Huizhou Desay SV Automotive Co., Ltd. - Class A	2	37
Humanwell Healthcare (Group) Co., Ltd - Class A	5	15
Hunan Valin Steel Co., Ltd. - Class A	59	41
Hundsun Technologies Inc. - Class A	9	34
Hytera Communications Corporation Limited - Class A (a)	9	14
iFlytek Co., Ltd. - Class A	17	114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Industrial and Commercial Bank of China Limited - Class H	6,836	4,875
Industrial Bank Co., Ltd. - Class A	148	442
Industrial Securities Co., Ltd. - Class A	90	73
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	27
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	18
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	53	46
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	40	31
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	32
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	180
Inner Mongolia Yitai Coal Co., Ltd. - Class B	81	176
Innovent Biologics, Inc. - Class B (a) (b)	119	713
Inspur Electronic Information Industry Co., Ltd. - Class A	6	47
iRay Technology Company Limited - Class A	1	21
J&T Global Express Limited (a)	497	362
JA Solar Technology Co., Ltd. - Class A	22	35
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	25
Jcet Group Co., Ltd. - Class A	17	83
JCHX Mining Management Co., Ltd. - Class A	6	31
JD Health International Inc. (a) (b)	98	417
JD Logistics, Inc. (a)	230	373
JD.com, Inc. - Class A	229	4,762
Jiangsu Broadcasting Cable Information Networkcorporation Limited - Class A	45	21
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	52
Jiangsu Expressway Company Limited - Class A	2	4
Jiangsu Expressway Company Limited - Class H	129	153
Jiangsu Financial Leasing Co., Ltd. - Class A	32	23
Jiangsu Guoxin Corp. Ltd. - Class A	16	17
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	7	75
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	44	301
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	60
Jiangsu NHWA Pharmaceutical Co., Ltd - Class A	10	29
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	22
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	21	33
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	29
Jiangsu Yanghe Distillery Co., Ltd. - Class A	11	120
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	20
Jiangsu Yoke Technology Co., Ltd. - Class A	5	39
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	2	11
Jiangsu Zhongtian Technology Co., Ltd. - Class A	13	27
Jiangxi Copper Company Limited - Class A	12	39
Jiangxi Copper Company Limited - Class H	82	144
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	40
Jinko Solar Co., Ltd. - Class A	66	59
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	22
Jiugui Liquor Co., Ltd. - Class A	3	18
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	37
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	24
Juneyao Airlines Co., Ltd. - Class A	20	36
Kangmei Pharmaceutical Co., Ltd. - Class A (a)	3	1
KE Holdings Inc. (c)	207	1,419
Keboda Technology Co., Ltd. - Class A	1	12
Kingdee International Software Group Company Limited (a)	249	422
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	27
Kingnet Network Co., Ltd. - Class A	21	46
Kingsoft Corp Ltd	88	425
Kuaishou Technology (a) (b)	272	1,909
Kuang-Chi Technologies Co., Ltd. - Class A	16	84
Kunlun Energy Company Limited	354	345
Kweichow Moutai Co., Ltd. - Class A	9	1,872
Lenovo Group Limited	723	977
Levima Advanced Materials Corporation - Class A	9	19
Li Auto Inc. - Class A (a)	112	1,412
Li Ning Company Limited	229	470
Liaoning Cheng Da Co., Ltd. - Class A	10	14
Liaoning Port Co., Ltd. - Class A	185	38
Lingyi Itech (Guangdong) Company - Class A	34	43
Livzon Pharmaceutical Group Inc. - Class A	3	14
Livzon Pharmaceutical Group Inc. - Class H	11	36
Longbai Group Co., Ltd - Class A	21	53
Longfor Group Holdings Limited	181	229
LONGi Green Energy Technology Co., Ltd. - Class A	59	128
Lotus Technologies, Inc. - ADR (a)	7	10
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	51	287
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	189
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	42	33
Meituan - Class B (a) (b)	505	10,156
Metallurgical Corporation of China Ltd. - Class A	127	53
Metallurgical Corporation of China Ltd. - Class H (c)	215	43
Mingyang Smart Energy Group Co., Ltd. - Class A	23	35
Miniso Group Holding Ltd (e)	37	170
Minmetals Capital Company Limited - Class A	40	31
Montage Technology Co., Ltd. - Class A	11	114
Muyuan Foods Co., Ltd. - Class A	42	226
Nangfang Science City Development Co., Ltd. - Class A	14	36
Nanjing Iron and Steel Co., Ltd. - Class A	37	23
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	25
Nanjing Securities Co., Ltd. - Class A	23	26
NARI Technology Co., Ltd. - Class A	61	184
National Silicon Industry Group Co., Ltd. - Class A	21	53
Naura Technology Group Co., Ltd. - Class A	4	219
Navinfo Co., Ltd. - Class A (a)	19	23
NetEase, Inc.	167	3,420
New China Life Insurance Company Ltd. - Class A	11	76
New China Life Insurance Company Ltd. - Class H	87	332
New Hope Liuhe Co., Ltd. - Class A (a)	47	61
New Oriental Education & Technology Group Inc. (b)	131	615
Ninestar Co., Ltd. - Class A (a)	12	40
Ningbo Deye Technology Co., Ltd. - Class A	2	30
Ningbo Joyson Electronics Co., Ltd. - Class A	10	25
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	43
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	37
Ningbo Shanshan Co., Ltd. - Class A	16	16
Ningbo Tuopu Group Co., Ltd. - Class A	12	98
Ningbo Zhoushan Port Group - Class A	120	62
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	124
NIO, Inc. - Class A (a) (c)	127	477
Nongfu Spring Co., Ltd. - Class H (b)	158	685
Offshore Oil Engineering Co., Ltd. - Class A	38	30
OFILM Group Co., Ltd. - Class A (a)	20	34
Oppein Home Group Inc. - Class A	5	42
Orient Securities Company Limited - Class A	36	46
Orient Securities Company Limited - Class H (b)	89	57
Oriental Pearl Group Co., Ltd. - Class A	33	35
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (a)	74	29
People.cn Co., Ltd. - Class A	9	25
People's Insurance Company (Group) of China Limited, The - Class H	764	395
Perfect World Co., Ltd. - Class A	21	33
PetroChina Company Limited - Class H	2,003	1,624
PICC Property and Casualty Company Limited - Class H	605	1,118
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	63	7,425
Ping An Bank Co., Ltd. - Class A	153	237
Ping An Insurance (Group) Company of China, Ltd. - Class A	77	549
Ping An Insurance (Group) Company of China, Ltd. - Class H	594	3,545

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	15	18
Poly Developments and Holdings Group Co., Ltd. - Class A	96	109
POP MART International Group Limited (b)	61	1,222
Postal Savings Bank of China Co., Ltd. - Class A	252	181
Postal Savings Bank of China Co., Ltd. - Class H (b)	830	513
Power Construction Corporation of China - Class A	116	76
Qi An Xin Technology Group Inc. - Class A (a)	6	31
Qingdao Port International Co., Ltd. - Class A	8	11
Qingdao Port International Co., Ltd. - Class H (b) (c)	71	59
Qinghai Salt Lake Industry Co., Ltd - Class A (a)	24	54
Quzhou Xin'an Development Co., Ltd. - Class A (a)	64	27
Rockchip Electronics Co., Ltd. - Class A	4	89
Rongsheng Petrochemical Co., Ltd. - Class A	57	68
S.F. Holding Co., Ltd - Class A	35	208
SAIC Motor Corporation Limited - Class A	58	127
Sailun Group Co., Ltd. - Class A	26	51
San'an Optoelectronics Co., Ltd - Class A	48	79
Sany Heavy Industry Co., Ltd. - Class A	57	149
Satellite Chemical Co., Ltd. - Class A	31	99
SDIC Capital Co., Ltd. - Class A	53	52
SDIC Power Holdings Co., Ltd. - Class A	51	101
Seazen Holdings Co., Ltd. - Class A (a)	23	40
Seres Co., Ltd. - Class A	10	170
Shaanxi Beiyuan Chemical Industry Shares Group Co., Ltd. - Class A	29	16
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	74	202
Shaanxi Huaqin Technology Industry Co., Ltd. - Class A	1	15
Shandong Gold Group Co., Ltd. - Class A	20	76
Shandong Gold Group Co., Ltd. - Class H (b)	77	184
Shandong Hi-Speed ??Group Co., Ltd. - Class A	19	28
Shandong Linglong Tyre Co., Ltd. - Class A	14	34
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	63
Shandong Sun Paper Co., Ltd. - Class A	22	45
Shandong Weigao Group Medical Polymer Company Limited - Class H	210	161
Shanghai Aiko Solar Energy Co., Ltd. - Class A (a)	12	21
Shanghai Bailian Group Co., Ltd. - Class A	12	16
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	34
Shanghai Baosight Software Co., Ltd - Class A	15	65
Shanghai Baosight Software Co., Ltd - Class B	58	103
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	2	39
Shanghai Electric Group Company Limited - Class A (a)	53	57
Shanghai Electric Group Company Limited - Class H (a) (c)	312	104
Shanghai Electric Power Co., Ltd. - Class A	27	34
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	33
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (c)	52	100
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	32
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	23	74
Shanghai International Airport Co., Ltd. - Class A	16	72
Shanghai International Port(Group) Co., Ltd - Class A	34	27
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	42
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	37
Shanghai Junshi Biosciences Co., Ltd. - Class A (a)	6	25
Shanghai Lingang Holdings Co., Ltd - Class A	18	23
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	23
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	56
Shanghai M&G Stationery Inc - Class A	10	41
Shanghai Moons' Electric Co., Ltd. - Class A	3	23
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	39
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	83	120
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	8	21
Shanghai Pudong Development Bank Co., Ltd. - Class A	220	317
Shanghai RAAS blood products co., Ltd. - Class A	67	64
Shanghai Rural Commercial Bank Co., Ltd. - Class A	85	98
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	2	10
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	56
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	32
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	12	41
Shanxi Coal International Energy Group Co., Ltd. - Class A	17	26
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	42
Shanxi Lu'an Environmental Energy Dev.Co., Ltd - Class A	20	33
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	9	279
Shede Spirits Co., Ltd. - Class A	3	23
Shenergy Company Limited - Class A	43	53
Shengyi Technology Co., Ltd. - Class A	10	38
Shennan Circuits Co., Ltd. - Class A	1	19
Shenwan Hongyuan Group Co., Ltd. - Class A	154	105
Shenwan Hongyuan Group Co., Ltd. - Class H (b)	198	57
Shenzhen Energy Group Co., Ltd. - Class A	34	29
Shenzhen Goodix Technology Co., Ltd. - Class A	4	41
Shenzhen Great Wall Development Technology Co., Ltd. - Class A	15	40
Shenzhen Huaqiang Information Industry Co., Ltd. - Class A	5	15
Shenzhen Kedali Industry Co.Limited - Class A	2	37
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (a)	81	27
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	39
Shenzhen SED Industry Co., Ltd. - Class A	12	36
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	110
Shenzhou International Group Holdings Limited	78	592
Shijiazhuang Changshan Beiming Technology Co., Ltd. - Class A (a)	8	26
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	34
SICC Co., Ltd. - Class A (a)	3	26
Sichuan Changhong Electric Co., Ltd. - Class A	18	25
Sichuan Chuantou Energy Co,. Ltd. - Class A	27	59
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	65
Sichuan New Energy Power Company Limited - Class A	17	26
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	49
Sichuan Swellfun Co., Ltd. - Class A	5	32
Sieyuan Electric Co., Ltd. - Class A	7	73
Sinocelltech Group Limited - Class A (a)	3	14
Sinolink Securities Co., Ltd. - Class A	23	26
Sinoma International Engineering Co., Ltd. - Class A	25	33
Sinoma Science & Technology Co., Ltd. - Class A	19	38
Sinomach Heavy Equipment Group Co., Ltd. - Class A (a)	48	20
Sinomine Resource Group Co., Ltd. - Class A	6	25
Sinopec Oilfield Service Corporation - Class A (a)	8	2
Sinopec Shanghai Petrochemical Company Limited - Class A	40	18
Sinopec Shanghai Petrochemical Company Limited - Class H	390	61
Sinopharm Group Co. Ltd. - Class H	123	286
Sinotrans Limited - Class A	51	37
Sinotrans Limited - Class H	106	51
Sinotruk (Hong Kong) Limited	55	149
SKSHU Paint Co., Ltd. - Class A	5	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Smoore International Holdings Limited (b)	172	294
Soochow Securities Co., Ltd. - Class A	55	59
Southwest Securities Co., Ltd. - Class A	82	49
SPIC Industry-Finance Holdings Co., Ltd - Class A	19	18
Spring Airlines Co., Ltd. - Class A	9	62
Starpower Semiconductor Ltd. - Class A	2	29
State Grid Xin Yuan Company Limited - Class A	39	27
Sun Art Retail Group Limited	56	14
Sunny Optical Technology (Group) Company Limited	67	619
Sunshine City Group Co., Ltd. - Class A	31	26
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	5	21
TAL Education Group - Class A - ADR (a)	44	577
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	27
TBEA Co., Ltd. - Class A	50	83
TCL Technology Group Corporation - Class A	164	100
TCL Zhonghuan Renewable Energy Technology Co., Ltd - Class A	3	3
Tencent Holdings Limited	573	36,750
Tencent Music Entertainment Group	119	849
The Pacific Securities Co., Ltd - Class A (a)	46	25
Tianfeng Securities Co., Ltd. - Class A (a)	58	34
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	19	44
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	26
Tianma Microelectronics Co., Ltd. - Class A (a)	28	32
Tianneng Battery Group Co., Ltd - Class A	4	14
Tianqi Lithium Industry Co., Ltd - Class A	6	25
Tianshan Aluminum Group Co., Ltd. - Class A	37	46
Tianshui Huatian Technology Co., Ltd. - Class A	30	44
Tingyi (Cayman Islands) Holding Corp.	171	287
Tongce Medical Co., Ltd. - Class A	5	29
Tongcheng-Elong Holdings Limited (b)	109	294
Tongfu Microelectronics Co., Ltd. - Class A	12	44
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	14	15
Tongkun Group Co., Ltd. - Class A	16	26
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	40
Tongwei Co., Ltd - Class A	32	84
Trina Solar Co., Ltd. - Class A	15	34
Trip.com Group Limited	52	3,331
Tsinghua Tongfang Co., Ltd. - Class A (a)	32	35
Tsingtao Brewery Co., Ltd. - Class A	5	56
Tsingtao Brewery Co., Ltd. - Class H	58	417
Ubtech Robotics Corp. Ltd. - Class H (a)	9	96
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	5	46
Uni-President China Holdings Ltd	137	158
Unisplendour Corporation Limited - Class A	14	53
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	40
Venustech Group Inc. - Class A	9	21
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (a)	5	75
Vipshop (China) Co., Ltd - ADR	30	465
Wanda Film Holding Co., Ltd. - Class A (a)	19	30
Wangfujing Group Co., Ltd. - Class A (f)	9	16
Wanhua Chemical Group Co., Ltd. - Class A	25	230
Want Want China Holdings Limited	393	248
Weichai Power Co., Ltd. - Class A	48	109
Weichai Power Co., Ltd. - Class H	160	336
Western Mining Co., Ltd. - Class A	23	54
Western Securities Co., Ltd. - Class A	16	18
Western Superconducting Technologies Co., Ltd. - Class A	6	41
Will Semiconductor Co., Ltd. Shanghai - Class A	8	154
Wintime Energy Co., Ltd. - Class A	143	28
Wuchan Zhongda Group Co., Ltd. - Class A	44	31
Wuhan Guide Infrared Co., Ltd. - Class A	44	48
Wuliangye Yibin Co., Ltd. - Class A	29	525
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	11	50
WuXi AppTec Co., Ltd. - Class A	15	144
WuXi AppTec Co., Ltd. - Class H (b) (c)	33	298
Wuxi Autowell Technology Co., Ltd. - Class A	3	16
Wuzhou Minovo Co., Ltd. - Class A	20	29
XCMG Construction Machinery Co., Ltd. - Class A	77	91
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	33
Xiamen C&D Inc. - Class A	28	40
Xiamen Faratronic Co., Ltd. - Class A	2	27
Xiamen Tungsten Co., Ltd. - Class A	12	33
Xiangtan Electric Manufacturing Co., Ltd. - Class A (a)	9	14
Xiaomi Corporation (a) (b)	1,563	9,941
Xinjiang Daqo New Energy Co. Ltd. - Class A	15	41
Xinjiang Tianshan Cement Co., Ltd. - Class A	30	23
Xinyi Solar Holdings Limited	484	187
Xpeng Inc. - Class A (a)	117	1,219
XtalPi Holdings Limited (a)	146	112
Yadea Group Holdings Ltd (b)	108	210
Yangzijiang Shipbuilding (Holdings) Ltd.	265	467
Yankuang Energy Group Company Limited - Class A	28	51
Yankuang Energy Group Company Limited - Class H (c)	299	311
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	40
Yifeng Pharmacy Chain Co., Ltd. - Class A	1	3
Yongan Futures Co., Ltd. - Class A	5	9
Yonghui Superstores Co., Limited - Class A (a)	67	44
Yongxing Special Materials Technology Co., Ltd. - Class A	6	26
Youngor Group Co., Ltd. - Class A	12	13
Yuexiu Property Company Limited	128	87
Yum China Holdings, Inc.	35	1,796
YUNDA Holding Group Co., Ltd. - Class A	29	27
Yunnan Aluminium Co, Ltd. - Class A	31	74
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	69
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	33
Yunnan Energy New Material Co., Ltd. - Class A	9	40
Yunnan Yuntianhua Co., Ltd. - Class A	16	51
Zangge Mining Company Limited - Class A	13	63
Zeekr Intelligent Technology Holding Limited - ADR (a)	4	101
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	125
Zhaojin Mining Industry Co., Ltd. - Class H	137	273
Zhejiang China Commodities City Group Co., Ltd. - Class A	5	11
Zhejiang Chint Electric Co., Ltd. - Class A	8	26
Zhejiang Dahua Technology Co., Ltd. - Class A	11	25
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	33
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A (a)	31	61
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	15	33
Zhejiang Huayou Cobalt Co., Ltd. - Class A	3	15
Zhejiang Juhua Co., Ltd. - Class A	22	75
Zhejiang Longsheng Group Co., Ltd. - Class A	24	31
Zhejiang NHU Company Ltd. - Class A	31	96
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	5
Zhejiang Sanhua Intelligent Controls Co., Ltd - Class A	24	98
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	55
Zhejiang Supor Co., Ltd. - Class A	6	44
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	3	7
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	3	8
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	22
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	47
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	70
Zheshang Securities Co., Ltd. - Class A	38	60
ZhongAn Online P&C Insurance Co., Ltd. - Class H (a)	62	98
Zhongjin Gold Corporation Limited - Class A	22	44
Zhongsheng Group Holdings Limited	71	126
Zhongtai Securities Co., Ltd. - Class A	23	21
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	7	48
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	173
Zhuzhou Kibing Group Co., Ltd - Class A	23	18

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Zijin Mining Group Co., Ltd. - Class A	137	343
Zijin Mining Group Co., Ltd. - Class H	546	1,245
ZJLD Group Inc	49	43
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	44
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H (c)	158	117
ZTE Corporation - Class A	33	157
ZTE Corporation - Class H	67	205
ZTO Express (Cayman) Inc. (b)	38	756
		230,976
India 19.9%
ABB India Limited	5	327
ACC Limited	9	194
Adani Energy Solutions Limited (a)	32	321
Adani Enterprises Limited	38	1,039
Adani Gas Limited	28	194
Adani Green Energy (UP) Limited (a)	35	383
Adani Ports and Special Economic Zone Limited	86	1,189
Adani Power Limited (a)	104	616
Adani Wilmar Limited (a)	8	25
Aditya Birla Capital Limited (a)	87	188
Alkem Laboratories Limited	6	354
Ambuja Cements Limited	63	394
Apollo Hospitals Enterprise Limited	11	822
Ashok Leyland Limited	147	349
Asian Paints Limited	69	1,884
Astral Limited	11	168
AU Small Finance Bank Limited (b)	51	316
Aurobindo Pharma Ltd	33	443
Avenue Supermarts Limited (a) (b)	16	743
Axis Bank Limited	214	2,743
Bajaj Auto Limited	7	599
Bajaj Finance Limited	27	2,775
Bajaj Finserv Limited	37	875
Bajaj Holdings & Investment Limited.	2	327
Balkrishna Industries Limited	8	245
Bandhan Bank Limited (b)	64	109
Bank of Baroda	85	228
Bank of India	89	111
Berger Paints India Limited	30	176
Bharat Electronics Limited	336	1,178
Bharat Forge Ltd	26	358
Bharat Heavy Electricals Limited	131	331
Bharat Petroleum Corporation Limited	196	633
Bharti Airtel Limited	250	5,076
Bharti Hexacom Limited	7	112
Biocon Limited	42	168
Bosch Limited	1	288
Britannia Industries Ltd	12	684
Canara Bank	128	132
CG Power and Industrial Solutions Limited	65	482
Cholamandalam Investment and Finance Company Limited	40	709
Cipla Limited	49	827
Coal India Ltd Govt Of India Undertaking	212	986
Colgate-Palmolive (India) Limited	12	334
Container Corporation	19	158
CRISIL Limited	2	83
Cummins India Limited	14	486
Dabur India Limited	59	351
Divis Laboratories Limited	12	830
Dixon Technologies (India) Limited	3	494
DLF Limited	80	635
Dr. Reddy's Laboratories Limited	58	782
Eicher Motors Limited	15	914
FSN E-Commerce Ventures Private Limited (a)	108	226
GAIL (India) Limited	259	553
GE Vernova T&D India Limited	6	108
GMR Airports Limited (a)	249	220
Godrej Consumer Products Limited	38	510
Godrej Properties Limited (a)	14	353
Grasim Industries Ltd	38	1,155
Havells India Limited	21	367
HCL Technologies Limited	100	1,850
HDFC Life Insurance Company Limited (b)	92	735
HDFC Asset Management Company Limited	10	454
HDFC Bank Limited	537	11,449
Hero MotoCorp Limited	12	513
Hindalco Industries Limited	146	1,161
Hindustan Aeronautics Limited	19	905
Hindustan Petroleum Corporation Limited	97	405
Hindustan Unilever Limited	84	2,212
Hitachi Energy India Limited	1	143
Honeywell Automation India Limited	—	61
Hyundai Motor India Limited (a)	11	223
ICICI Bank Limited	492	7,722
ICICI Lombard General Insurance Company Limited (b)	21	449
ICICI Prudential Life Insurance Company Limited (b)	39	259
IDFC First Bank Limited (a)	490	313
Indian Bank	26	162
Indian Hotels Company Limited, The	87	803
Indian Oil Corporation Limited	351	522
Indian Railway Catering And Tourism Corporation Limited	26	217
Indian Railway Finance Corporation Limited	178	258
Indian Renewable Energy Development Agency Limited (a)	57	106
Indraprastha Gas Limited	63	149
Indus Towers Limited (a)	73	285
IndusInd Bank Ltd.	56	426
Info Edge (India) Limited	7	584
Infosys Limited	388	7,088
Interglobe Aviation Limited (a) (b)	16	936
ITC Limited	273	1,306
Jindal Stainless Limited	31	211
Jindal Steel & Power Limited	39	419
Jio Financial Services Limited (a)	293	777
JSW Energy Limited	56	354
JSW Infrastructure Limited	21	79
JSW Steel Limited	122	1,510
Jubilant Foodworks Limited	39	301
Kalyan Jewellers India Limited	33	179
Kotak Mahindra Bank Limited	104	2,626
L&T Technology Services Limited	3	131
Larsen and Toubro Limited	64	2,621
Linde India Limited	2	168
LTIMindtree Limited (b)	9	453
Lupin Limited	24	569
Macrotech Developers Limited	26	365
Mahindra and Mahindra Limited	92	2,866
Mankind Pharma Limited (a)	12	331
Marico Limited	61	462
Maruti Suzuki India Limited	13	1,682
Max Healthcare Institute Limited	65	835
Mazagon Dock Shipbuilders Limited	6	185
Motilal Oswal Financial Services Limited	17	119
Mphasis Limited	8	244
MRF Limited	—	374
Muthoot Finance Limited	10	280
Nestle India Limited	34	885
NHPC Limited	305	293
NMDC Limited	323	259
NTPC Limited	450	1,883
Oberoi Realty Limited	10	190
Oil and Natural Gas Corporation Limited	387	1,114
Oil India Limited	62	282
Oracle Financial Services Software Limited	2	213
Page Industries Limited	1	302
Patanjali Foods Limited	8	171
PB Fintech Limited (a)	25	468
Persistent Systems Limited	10	661
Petronet LNG Limited	55	190
Phoenix Mills Limited, The	20	393
PI Industries Limited	8	319
Pidilite Industries Limited	23	763
Polycab India Limited	6	367
Power Finance Corporation Limited	127	613

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Power Grid Corporation of India Limited	426	1,446
Premier Energies Limited	8	90
Prestige Estates Projects Limited	16	226
Procter & Gamble Hygiene and Health Care Limited	1	152
Punjab National Bank	201	226
Rail Vikas Nigam Limited	51	208
REC Limited	111	555
Reliance Industries Limited	776	11,497
Samvardhana Motherson International Limited	284	433
SBI Cards and Payment Services Private Limited	29	295
SBI Life Insurance Company Limited (b)	38	690
Schaeffler India Limited	4	151
Shree Cement Limited	1	511
Shriram Finance Limited	127	964
Siemens Limited	8	504
Solar Industries Limited	2	325
Sona BLW Precision Forgings Limited	40	217
SRF Limited	13	453
Star Health and Allied Insurance Company Limited (a)	22	91
State Bank of India	170	1,535
Steel Authority of India Limited	144	193
Sun Pharma Advanced Research Company Limited	109	2,212
Sundaram Finance Limited	10	527
Suzlon Energy Limited (a)	1,178	780
Tata Communications Limited	11	197
Tata Consultancy Services Limited	95	3,980
Tata Consumer Products Limited	59	689
Tata Elxsi Limited	4	228
Tata Motors Limited	204	1,602
Tata Steel Limited	771	1,384
Tata Technologies Limited	6	47
Tech Mahindra Limited	59	970
The Supreme Industries Limited	6	239
The Tata Power Company Limited	166	725
Thermax Limited.	3	137
Titan Company Limited	39	1,384
Torrent Pharmaceuticals Ltd	9	342
Torrent Power Limited	17	297
Tube Investments of India Limited	12	381
TVS Motor Company Limited	23	656
UltraTech Cement Limited	11	1,535
Union Bank of India	159	234
United Spirits Limited	28	460
UNO Minda Limited	24	243
UPL Limited	51	380
Varun Beverages Limited	131	833
Vedanta Limited	166	894
Vodafone Idea Limited (a)	2,674	213
Voltas Limited	22	376
Wipro Limited	265	808
Yes Bank Limited (a)	2,081	410
Zomato Limited (a)	712	1,676
Zydus Lifesciences Limited	25	255
		153,719
Taiwan 17.1%
Accton Technology Corporation	49	864
Acer Inc.	262	282
Advantech Co., Ltd.	45	517
Airtac International Group	14	352
Alchip Technologies, Limited	7	590
ASE Technology Holding Co., Ltd.	318	1,397
Asia Cement Corporation	233	329
Asia Vital Components Co., Ltd.	32	448
ASUSTeK Computer Inc.	66	1,223
AUO Corporation	621	253
Catcher Technology Co., Ltd.	65	412
Cathay Financial Holding Co., Ltd.	918	1,708
Chailease Holding Company Limited	156	549
Chang Hwa Commercial Bank, Ltd.	515	276
Cheng Shin Rubber Ind. Co., Ltd.	220	334
Chicony Electronics Co., Ltd	56	287
China Airlines, Ltd.	296	202
China Steel Corporation	1,165	789
Chunghwa Telecom Co., Ltd.	349	1,353
Compal Electronics, Inc.	400	388
CTBC Financial Holding Co., Ltd.	1,809	2,161
Delta Electronics, Inc.	180	1,979
E Ink Holdings Inc.	87	702
E.Sun Financial Holding Company, Ltd.	1,496	1,301
Eclat Textile Corporation Ltd.	21	281
Elite Material Co., Ltd.	27	452
eMemory Technology Inc.	6	418
EVA Airways Corporation	247	304
Evergreen Marine Corporation (Taiwan) Ltd.	97	647
Far Eastern New Century Corporation	316	314
Far EasTone Telecommunications Co., Ltd.	160	444
Feng Tay Enterprises Co., Ltd.	64	231
First Financial Holding Co., Ltd.	986	807
Formosa Chemicals & Fibre Corporation	413	325
Formosa Petrochemical Corporation	111	123
Formosa Plastics Corporation	458	507
Fortune Electric Co., Ltd.	22	307
FOXCONN Technology Co., Ltd.	115	217
Fubon Financial Holding Co., Ltd.	879	2,280
Giga-Byte Technology Co., Ltd.	54	400
Global Unichip Corp.	7	226
GlobalWafers Co., Ltd.	24	233
Highwealth Construction Corp.	144	190
HIWIN Technologies Corp.	25	185
Hon Hai Precision Industry Co., Ltd.	1,137	5,095
Hotai Motor Co., Ltd.	43	781
Hua Nan Financial Holdings Co., Ltd.	898	755
Innolux Corporation	789	363
International Games System Co., Ltd.	23	541
Inventec Corporation	300	388
Jentech Precision Industrial Co., Ltd.	8	240
KGI Financial Holding Co., Ltd.	1,541	803
Largan Precision Co., Ltd.	9	646
Lite-On Technology Corporation	195	540
Lotes Co., Ltd	10	422
MediaTek Inc.	147	6,276
Mega Financial Holdings Co., Ltd.	1,067	1,287
Micro-Star International Co., Ltd.	70	346
Momo.Com Inc.	11	111
Nan Ya P.C.B. Service Company	18	56
Nan Ya Plastics Corporation	513	465
Nan Ya Technology Corporation (a)	117	133
Nien Made Enterprise Co., Ltd.	18	215
Novatek Microelectronics Corporation	58	960
PEGATRON Corporation	200	509
PharmaEssentia Corp.	28	441
Phison Electronics Corporation	18	289
Pou Chen Corporation	246	263
Powertech Technology Inc.	64	239
President Chain Store Corporation	53	401
Quanta Computer Inc.	267	1,840
Radiant Opto-Electronics Corporation	44	240
Realtek Semiconductor Corporation	45	717
Ruentex Development Co., Ltd.	175	186
Shanghai Commercial & Savings Bank, Ltd., The	433	588
Shihlin Electric & Engineering Corporation	25	111
Shin Kong Financial Holding Co., Ltd. (a)	1,448	534
Silergy Corp.	31	358
Sino-American Silicon Products Inc.	53	182
SinoPac Financial Holdings Company Limited	1,216	818
Synnex Technology International Corporation	116	250
Taishin Financial Holding Co., Ltd.	1,220	634
Taiwan Business Bank, Ltd.	647	286
Taiwan Cooperative Bank, Ltd.	1,096	796
Taiwan High Speed Rail Corporation	232	187
Taiwan Mobile Co., Ltd.	136	478
Taiwan Semiconductor Manufacturing Company Limited	2,279	64,026
Tatung Co.	164	203
TCC Group Holdings Co., Ltd.	624	604
TECO Electric & Machinery Co., Ltd.	133	198
Tripod Technology Corporation	46	275
Unimicron Technology Corp.	124	350
Uni-President Enterprises Corp.	461	1,122

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
United Microelectronics Corporation	1,142	1,599
Vanguard International Semiconductor Corporation	94	266
Voltronic Power Technology Corporation	7	327
Walsin Lihwa Corporation	307	215
Wan Hai Lines Ltd.	124	296
Winbond Electronics Corp. (a)	293	157
Wistron Corporation	266	777
Wiwynn Corporation	11	555
WPG Holdings Limited	157	296
WT Microelectronics Co., Ltd.	63	187
Yageo Corporation	43	631
Yang Ming Marine Transport Corporation	164	371
Yuanta Financial Holding Co., Ltd	1,233	1,251
Zhen Ding Technology Holding Limited	64	202
		132,265
South Korea 8.6%
ALTEOGEN Inc. (a)	4	918
Amorepacific Corporation	3	208
Celltrion Inc.	15	1,683
CJ CheilJedang Corp.	1	133
Cj Corporation	1	98
Cosmo Advanced Materials & Technology Co., Ltd. (a)	2	58
Coway Co., Ltd.	5	256
DB Insurance Co., Ltd.	4	259
Doosan Bobcat Inc.	5	159
Doosan Enerbility Co Ltd (a)	40	653
Ecopro BM Co., Ltd. (a)	5	316
Ecopro Co., Ltd	9	316
EcoPro Materials Co., Ltd. (a)	2	83
GS Holdings Corp.	7	178
Hana Financial Group Inc.	27	1,117
Hanjinkal	3	146
Hankook Tire & Technology Co., Ltd	6	174
Hanmi Science Co., Ltd.	1	103
HANMI Semiconductor Co., Ltd.	4	195
Hanwha Aerospace CO., LTD. (f)	3	1,226
Hanwha Ocean Co., Ltd. (a)	10	442
Hanwha Solutions Corporation	11	140
HD Hyundai Co., Ltd.	4	189
HD Hyundai Electric Co., Ltd.	2	445
HD Hyundai Marine Solution Co., Ltd. (a)	1	68
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4	551
HLB Co., Ltd (a)	11	409
HMM Co., Ltd.	28	375
HYBE Co., Ltd.	2	314
Hyundai Glovis Co., Ltd.	3	245
Hyundai Heavy Industries Co., Ltd.	2	378
Hyundai Mobis Co., Ltd.	6	1,042
Hyundai Motor Company	13	1,772
Hyundai Rotem Company	7	489
Hyundai Steel Company	6	94
Industrial Bank of Korea	24	230
Kakao Corp.	26	705
Kakao Pay Corp. (a)	2	38
KakaoBank Corp.	34	509
Kangwon Land, Inc.	10	111
KB Financial Group Inc.	35	1,913
KIA Corporation	22	1,400
Korea Aerospace Industries, Ltd.	7	342
Korea Electric Power Corp	25	370
Korea Investment Holdings Co., Ltd.	4	189
Korea Zinc Co., Ltd.	1	623
Korean Air Lines Co., Ltd.	19	275
Krafton, Inc. (a)	3	675
KT&G Corporation	11	728
Kumho Petrochemical Co., Ltd.	2	130
L&F Co., Ltd. (a)	2	98
LG Chem, Ltd. (a)	4	883
LG Chem, Ltd.	4	714
LG Corp.	11	484
LG Display Co., Ltd. (a)	29	176
LG Electronics Inc.	9	485
LG H&H Co., Ltd.	1	197
LG Innotek Co., Ltd.	1	152
LG Uplus Corp.	18	129
LOTTE Chemical Corporation	2	80
Meritz Financial Group Inc.	9	710
Mirae Asset Securities Co., Ltd.	23	142
NAVER Corporation	14	1,779
Ncsoft Corporation	1	148
Netmarble Corp.	2	54
NH Investment & Securities Co., Ltd.	15	147
Orion Incorporation	2	153
POSCO Future M Co., Ltd.	3	252
POSCO Holdings Inc.	6	1,221
POSCO ICT Company Ltd.	4	61
Posco International Corporation	4	141
Samsung Biologics Co., Ltd. (a)	2	1,183
Samsung C&T Corporation	8	625
Samsung Card Co., Ltd.	2	50
Samsung Electro-Mechanics Co., Ltd.	5	453
Samsung Electronics Co., Ltd.	452	17,927
Samsung Engineering Co., Ltd.	15	209
Samsung Fire & Marine Insurance Co., Ltd.	3	735
Samsung Heavy Industries Co., Ltd (a)	62	573
Samsung Life Insurance Co., Ltd.	9	521
Samsung SDI Co., Ltd.	5	612
Samsung SDS Co., Ltd.	4	320
Samsung Securities Co., Ltd.	6	188
Shinhan Financial Group Co., Ltd.	45	1,464
SK Biopharmaceuticals Co., Ltd. (a)	3	182
SK Bioscience Co., Ltd. (a)	3	78
SK Hynix Inc.	51	6,767
SK Inc.	3	308
SK innovation Co., Ltd.	6	441
SK Square Co., Ltd. (a)	8	522
SK Telecom Co., Ltd.	9	346
SKC Co., Ltd. (a)	2	138
S-Oil Corporation	4	139
Woori Financial Group Inc.	54	612
Yuhan Corporation	6	442
		66,511
Saudi Arabia 3.8%
Acwa Power Company	13	1,168
ADES Holding Company	38	167
Advanced Petrochemical Company (a)	12	98
Al Nahdi Medical Co	4	127
Al Rajhi Banking and Investment Corporation	185	5,014
Alinma Bank	120	977
Almarai Company	39	577
Arab National Bank	81	496
Arabian Drilling Company	3	69
Arabian Internet And Communications Services Company	2	193
Bank AlBilad	55	540
Bank Aljazira	52	240
Banque Saudi Fransi	122	603
BUPA Arabia for Cooperative Insurance Company	7	347
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	9	675
Elm Company	2	609
Etihad Etisalat Company	37	598
Jarir Marketing Company	43	149
Mouwasat Medical Services Co.	10	191
Rabigh Refining and Petrochemical Company (a)	41	86
Riyad Bank	141	1,238
SAL Saudi Logistics Services Company	2	117
Santana Mining Inc. (a)	118	1,450
Saudi Arabian Fertilizer Company	22	632
Saudi Arabian Oil Company (b)	549	3,910
Saudi Aramco Base Oil Company - Luberef	5	136
Saudi Basic Industries Corporation	85	1,441
Saudi British Bank	96	962
Saudi Electricity Company	73	309
Saudi Industrial Investment Group	35	145
Saudi International Petrochemical Company (Sipchem)	26	144
Saudi Kayan Petrochemical Company (a)	70	115

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Saudi National Bank, The	278	2,650
Saudi Research & Marketing Group (a)	3	140
Saudi Tadawul Group Holding Company	5	267
Saudi Telecom Company	171	2,070
Savola Group (a)	14	113
The Company For Cooperative Insurance	7	256
The Saudi Investment Bank	48	188
Yanbu National Petrochemical Company	19	180
		29,387
South Africa 2.8%
ABSA Group	79	767
Anglo American Platinum (c)	6	229
Aspen Pharmacare Holdings Limited	34	303
Bid Corporation	31	749
Bidvest Group, The	30	384
Capitec Bank Holdings	10	1,633
Clicks Group	21	389
Discovery	47	507
FirstRand Limited (c)	527	2,068
Gold Fields Limited	84	1,873
Harmony Gold Mining Company	54	787
Impala Platinum Holdings Limited (a)	86	593
Kumba Iron Ore Ltd (b)	6	96
Mr Price Group	24	295
MTN Group	161	1,088
Naspers Limited - Class N	16	3,831
Nedbank Group Limited	41	570
Northam Platinum Limited (c)	34	246
OM Residual UK Ltd	385	250
Pepkor Holdings (b)	170	237
Rand Merchant Investment Holdings Limited	84	321
Remgro	42	359
Sanlam	161	726
Sasol (a)	52	216
Shoprite Holdings	44	654
Sibanye Stillwater (a) (c)	264	299
Standard Bank Group	125	1,639
Vodacom Group	48	329
Woolworths Holdings Limited (c)	90	250
		21,688
Brazil 2.7%
Alupar Investimento S.A.	18	90
Ambev S.A.	421	1,000
B3 S.A. - Brasil, Bolsa, Balcao	523	1,117
Banco Bradesco S/A.	138	275
Banco BTG Pactual S/A	102	607
Banco do Brasil S.A	158	782
Banco Santander (Brasil) S.A.	40	189
BB Seguridade Participacoes S.A.	61	432
BRF S.A. (a)	107	372
Caixa Seguridade Participacoes S/A	51	133
CCR S.A.	94	192
Centrais Eletricas Brasileiras S/A - Eletrobras	93	666
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	32	576
Companhia Energetica de Minas Gerais-CEMIG	35	91
Companhia Paranaense De Energia	95	156
Cosan S.A.	113	147
CPFL Energia S/A	18	116
CSN Mineracao S.A.	64	69
Energisa S/A	25	174
ENGIE Brasil Energia S.A.	25	170
Equatorial Energia S.A	118	657
Hapvida Participacoes E Investimentos S/A (b)	490	190
Itausa S.A.	138	235
JBS S.A	64	461
Klabin S.A.	76	252
Localiza Rent A Car SA	79	465
Lojas Renner S/A.	102	220
Natura & Co Holding SA	94	166
Neoenergia S.A.	48	175
Petroleo Brasileiro S/A Petrobras.	350	2,516
Porto Seguro S/A	17	119
Prio S.A. (a)	78	545
Raia Drogasil S.A.	125	421
Rede D'or Sao Luiz S.A.	113	559
Rumo S.A.	102	290
Suzano SA	65	606
Telefonica Brasil S.A.	41	361
TIM S.A	71	223
Vale S.A.	337	3,357
Vibra Energia S/A	95	297
WEG SA	142	1,125
		20,594
United Arab Emirates 2.6%
Abu Dhabi Commercial Bank PJSC	282	837
Abu Dhabi Islamic Bank	143	625
Abu Dhabi National Oil Company	295	273
Abu Dhabi Ports Company PJSC (a)	72	85
Adnoc Drilling Company PJSC	170	237
ADNOC Logistics & Services PLC	111	149
AFORTI Holding S.A. (a)	310	239
Aldar Properties - P J S C	339	777
Alpha Dhabi Holding	127	371
Dubai Electricity and Water Authority	849	571
Dubai Islamic Bank (P S C) Br.	284	553
Emaar Development LLC	79	262
Emaar Properties (P.J.S.C)	590	2,145
Emirates Integrated Telecommunications Company PJSC	75	164
Emirates NBD Bank (P.J.S.C)	235	1,289
Emirates Telecommunications Group Company (Etisalat Group) PJSC	323	1,488
Fertiglobe plc	82	47
First Abu Dhabi Bank P.J.S.C.	404	1,520
International Holdings Limited (a)	70	7,644
Multipleplay Group PJSC (a)	315	142
Pure Health Holding L.L.C	238	190
Salik Company P.J.S.C.	178	243
		19,851
Mexico 1.8%
America Movil, S.A.B. De C.V.	1,804	1,285
Arca Continental S.A.B. de C.V.	48	499
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	227	265
Becle, S.A.B. de C.V. (c)	35	32
CEMEX S.A.B. de C.V. - Series A	1,357	762
Coca-Cola FEMSA, S.A.B. de C.V.	48	442
Corporativo FRAGUA, S.A.B. de C.V. - Class B	10	254
El Puerto De Liverpool, S.A.B. De C.V.	20	96
Fomento Economico Mexicano, S.A. B. De C.V.	202	1,970
Gmexico Transportes, S.A.B. De C.V.	43	68
GRUMA, S.A.B. de C.V. - Class B	18	317
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	35	647
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	17	453
Grupo Bimbo S.A.B. de C.V. - Class A (c)	114	309
Grupo Carso, S.A.B. De C.V.	55	321
Grupo Comercial Chedraui, S.A.B. de C.V. (c)	39	220
Grupo Financiero Banorte, S.A.B. de C.V.	276	1,914
Grupo Financiero Inbursa, S.A.B. de C.V.	236	531
Grupo Mexico, S.A.B. de C.V. - Class B	291	1,449
Industrias Penoles, S.A.B. de C.V. (a)	16	306
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A (c)	145	237
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	14	144
Wal - Mart de Mexico, S.A.B. de C.V.	460	1,272
		13,793
Malaysia 1.6%
99 Speed Mart Retail Holdings Berhad (a)	143	66
Ammb Holdings Berhad	212	267
Axiata Group Berhad	162	65
Celcomdigi Berhad	394	309
CIMB Group Holdings Berhad	773	1,218
Dialog Group Berhad	383	133
Fraser & Neave Holdings Bhd	12	66
Gamuda Berhad	438	412

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Genting Berhad	177	129
Genting Malaysia Berhad	279	104
Hong Leong Bank Berhad	66	297
Hong Leong Financial Group Berhad	29	115
IHH Healthcare Berhad	235	366
IOI Corporation Berhad	303	249
KLCC Property Holdings Berhad	27	51
Kuala Lumpur Kepong Berhad	52	244
Kumpulan Sime Darby Berhad	333	165
Malayan Banking Berhad	607	1,383
Maxis Communications Berhad	289	221
MISC Berhad	219	353
Mr D.I.Y. Group (M) Berhad	318	101
Nestle (Malaysia) Berhad	6	95
Petronas Chemicals Group Berhad	275	224
Petronas Dagangan Berhad	30	125
Petronas Gas Berhad	105	400
PPB Group Berhad	70	180
Press Metal Berhad	406	460
Public Bank Berhad	1,423	1,415
QL Resources Berhad	176	185
RHB Bank Berhad	354	546
Sime Darby Plantation Berhad	233	257
Sunway City SDN. BHD.	231	235
Telekom Malaysia Berhad	214	315
Tenaga Nasional Berhad	422	1,270
Westports Holdings Berhad	128	139
YTL Corporation Berhad	434	195
YTL Power International Berhad	226	168
		12,523
Indonesia 1.3%
Aneka Tambang (Persero), PT TBK	654	64
PT. Adaro Energy Indonesia Tbk	1,191	132
PT. Adaro Minerals Indonesia (a)	394	21
PT. Amman Mineral Internasional (a)	924	300
PT. Astra International Tbk	1,793	532
PT. Bank Central Asia Tbk	5,224	2,679
PT. Bank Mandiri (Persero) Tbk.	3,426	1,070
PT. Bank Negara Indonesia (Persero), Tbk.	1,403	356
PT. Bank Rakyat Indonesia (Persero) Tbk.	6,063	1,466
PT. Barito Pacific Tbk	2,273	97
PT. Chandra Asri Petrochemical	889	387
PT. Charoen Pokphand Indonesia Tbk	484	129
PT. Dayamitra Telekomunikasi	1,118	38
PT. Dian Swastatika Sentosa Tbk (a)	149	384
PT. Golden Energy Mines	57	29
PT. Goto Gojek Tokopedia (a)	80,518	400
PT. Indah Kiat Pulp & Paper Tbk	262	78
PT. Indofood Cbp Sukses Makmur	190	117
PT. Indofood Sukses Makmur	398	171
PT. Indosat	529	47
PT. Kalbe Farma Tbk	1,693	117
PT. Mayora Indah Tbk	280	34
PT. Merdeka Battery Materials (a)	2,886	52
PT. Merdeka Copper Gold Tbk (a)	1,079	93
PT. Mitra Keluarga Karyasehat Tbk	614	83
PT. Pantai Indah Kapuk Dua	173	105
PT. Pertamina Geothermal Energy Tbk	393	19
PT. Petrindo Jaya Kreasi Tbk. (a)	96	37
PT. Sarana Menara Nusantara	2,241	68
PT. Sumber Alfaria Trijaya	1,602	198
PT. Telekomunikasi Indonesia (Persero) Tbk	4,616	669
PT. Tower Bersama Infrastructure Tbk	191	23
PT. Transcoal Pacific Tbk	110	38
PT. Trimegah Bangun Persada	864	36
PT. Unilever Indonesia, Tbk.	576	44
PT. United Tractors Tbk	133	189
PT. Vale Indonesia Tbk	208	28
		10,330
Thailand 1.3%
Advanced Info Service PLC. - NVDR	18	148
Advanced Info Service PLC.	83	672
Airports of Thailand Public Company Limited	190	212
Airports of Thailand Public Company Limited - NVDR (c)	213	238
Asset World Corp Public Company Limited - NVDR	357	26
Asset World Corp Public Company Limited	507	37
Bangkok Bank Public Company Limited - NVDR	35	154
Bangkok Dusit Medical Services Public Company Limited.	433	279
Bangkok Expressway and Metro Public Company Limited (c)	484	77
Bangkok Expressway and Metro Public Company Limited - NVDR	367	59
Berli Jucker Public Company Limited - NVDR	114	77
Berli Jucker Public Company Limited	8	5
BTS Group Holdings Public Company Limited	171	26
BTS Group Holdings Public Company Limited - NVDR	371	57
Bumrungrad Hospital Public Company Limited - NVDR	28	134
Bumrungrad Hospital Public Company Limited	9	45
Central Pattana Public Company Limited	62	86
Central Pattana Public Company Limited - NVDR	70	97
Central Retail Corporation Public Company Limited - NVDR (c)	70	52
Central Retail Corporation Public Company Limited	193	143
Charoen Pokphand Foods Public Company Limited	234	165
CP ALL Public Company Limited - NVDR (c)	184	269
CP ALL Public Company Limited	245	358
CP Axtra Public Company Limited - NVDR	217	167
Delta Electronics (Thailand) Public Company Ltd.	416	816
Global Power Synergy Public Company Limited	49	39
Gulf Energy Development Public Company Limited (d)	238	348
Gulf Energy Development Public Company Limited - NVDR (d)	274	402
Home Product Center Public Company Limited	426	109
Indorama Ventures Public Company Limited - NVDR (c)	188	109
Intouch Holdings Public Company Limited (d)	90	216
KASIKORNBANK Public Company Limited	87	414
Krungthai Bank Public Company Limited	455	324
Krungthai Card Public Company Limited (c)	12	16
Krungthai Card Public Company Limited - NVDR (c)	134	180
Minor International Public Company Limited - NVDR	54	42
Minor International Public Company Limited	260	202
Muangthai Capital Public Company Limited	92	100
PTT Exploration And Production Public Company Limited	157	540
PTT Global Chemical Public Company Limited	215	110
PTT Oil And Retail Business Public Company Limited - NVDR (c)	383	134
PTT Public Company Limited	652	616
PTT Public Company Limited - NVDR (c)	294	278
SCB X Public Company Limited - NVDR	68	246
SCB X Public Company Limited	16	58
SCG Paper Public Company Limited - NVDR	50	20
SCG Paper Public Company Limited	81	32
Siam Global House Public Company Limited	153	30
Siam Global House Public Company Limited - NVDR	99	20
Thai Life Insurance Public Company Limited - NVDR	270	91
Thai Oil Public Company Limited	50	36
The Siam Cement Public Company Limited	34	156
TMB Bank Thanachart Public Company Limited (c)	4,104	237
True Corporation Public Company Limited - NVDR (a)	1,063	368
		9,872
Kuwait 0.9%
Boubyan Bank K.S.C.P	112	249
Gulf Bank K.S.C.P.	255	294
Kuwait Finance House Kscp	1,134	2,920
Mabanee Company (K.P.S.C)	60	160
Mobile Telecommunications Company. K.S.C.P	209	326
National Bank of Kuwait K.S.C.	791	2,687
		6,636

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Qatar 0.8%
Dukhan Bank (Qp.S.C.)	245	237
Industries Qatar Q.S.C.	275	971
Masraf Al Rayan	609	376
Mesaieed Petrochemical Holding Company Q.P.S.C.	408	161
Ooredoo Q.P.S.C	111	357
Qatar Electricity & Water Company	52	211
Qatar Fuel (WOQOD)	71	288
Qatar Gas Transport Company Ltd.	348	445
Qatar International Islamic Bank (Q.P.S.C)	107	298
Qatar Islamic Bank (Q.P.S.C.)	173	976
Qatar National Bank (Q.P.S.C.)	414	1,831
The Commercial Bank (P.S.Q.C.)	300	344
		6,495
Turkey 0.6%
Akbank Turk Anonim Sirketi - Class A	295	406
Aselsan Inc. - Class A	110	349
BIM Birlesik Magazalar Anonim Sirketi - Class A	42	510
Coca-Cola Icecek Anonim Sirketi - Class A	77	109
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	74	124
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	339	201
Ford Otomotiv Sanayi Anonim Sirketi - Class A	8	215
Haci Omer Sabanci Holding Anonim Sirketi - Class A	127	282
KOC Holding Anonim Sirketi - Class A	72	312
SASA Polyester Sanayi A.S. - Class A (a)	967	95
Tofas Turk Otomobil Fabrikasi A.S. - Class A	9	44
Turk Hava Yollari Anonim Ortakligi - Class A	68	555
Turk Telekomunikasyon Anonim Sirketi - Class A (a)	31	40
Turkcell Iletisim Hizmetleri A.S. - Class A	113	286
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	183
Turkiye Is Bankasi Anonim Sirketi - Class C	808	261
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	80	292
Turkiye Sise Ve Cam Fabrikalari Anonim Sirketi - Class A	115	117
Turkiye Vakiflar Bankasi T.A.O. - Class A (a)	71	45
Yapi ve Kredi Bankasi A.S. - Class A	322	204
		4,630
Hong Kong 0.6%
BOC Hong Kong (Holdings) Limited	334	1,350
C&D International Investment Group Limited	61	127
China Resources Beer (Holdings) Company Limited	133	483
China Resources Power Holdings Company Limited	179	426
China Shandong Hi-Speed Financial Group Limited (a) (c)	147	108
Chow Tai Fook Jewellery Group Limited	153	173
Giant Biogene Holding Co Ltd	37	339
Guangdong Investment Limited	270	199
Hanergy Thin Film Power Group Limited (a) (d)	3,098	—
Kingboard Holdings Limited	53	152
Kingboard Laminates Holdings Limited	83	96
Orient Overseas (International) Limited	13	200
Sino Biopharmaceutical Limited	927	448
Xinyi Glass Holdings Limited	173	171
Zhejiang Leapmotor Technology Co., Ltd. - Class H (a)	51	335
		4,607
Philippines 0.6%
Aboitiz Equity Ventures, Inc.	191	111
Aboitiz Power Corporation	86	58
ACEN Corporation	918	49
Ayala Corporation	17	172
Ayala Land Inc.	579	233
Bank of The Philippine Islands	187	432
BDO Unibank, Inc.	196	525
Emperador Inc.	227	52
GT Capital Holdings, Inc.	5	45
International Container Terminal Services, Inc.	78	481
JG Summit Holdings, Inc. - Class B	300	87
Jollibee Foods Corporation	44	185
Manila Electric Company	26	253
Metropolitan Bank & Trust Company	160	205
Monde Nissin Corporation	405	51
PLDT Inc.	7	153
San Miguel Corporation	45	65
SM Investments Corporation	43	591
SM Prime Holdings, Inc.	1,074	452
Universal Robina Corporation	84	103
		4,303
Chile 0.4%
Banco de Chile	3,882	513
Banco de Credito e Inversiones	9	339
Banco Santander-Chile (f)	5,776	329
Cencosud S.A.	131	399
Compania Sud Americana de Vapores S.A.	1,357	74
Empresas CMPC S.A.	97	159
Empresas Copec S.A.	39	266
Enel Americas S.A.	1,971	192
Enel Chile S.A.	2,807	185
Falabella S.A.	128	533
LATAM Airlines Group S.A.	17,276	271
Quinenco S.A.	28	111
		3,371
Greece 0.4%
Eurobank Ergasias Services And Holdings S.A - Class R	232	622
Greek Organisation of Football Prognostics S.A. - Class R	17	348
Hellenic Duty Free Shops Single Member S.A. - Class R (a) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	18	290
Jumbo S.A. - Class R	10	265
Metlen Energy & Metals S.A. - Class R	9	394
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	4	103
National Bank of Greece SA - Class R	67	694
Piraeus Financial Holdings S.A. - Class R	62	339
Public Power Corporation S.A. - Class R	18	276
		3,331
Hungary 0.3%
MOL Hungarian Oil and Gas Public Limited Company	30	234
OTP Bank Nyrt.	21	1,426
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	13	358
		2,018
Peru 0.2%
Credicorp Ltd.	6	1,147
Inretail Peru Corp. (b)	2	65
		1,212
Czech Republic 0.1%
CEZ, a. s. (c)	15	763
Komercni banka, a.s. (f)	7	351
		1,114
Colombia 0.1%
Bancolombia SA	26	290
Ecopetrol S.A.	427	212
Grupo Energia Bogota S.A. ESP	277	190
Interconexion Electrica S A E S P	44	201
		893
Egypt 0.0%
Commercial International Bank Egypt S.A.E	207	337
Luxembourg 0.0%
Reinet Investments S.C.A.	13	308
Singapore 0.0%
BOC Aviation Limited (b)	20	158
Australia 0.0%
Yancoal Australia Ltd (c)	32	103
Russian Federation 0.0%
Bank VTB (Publichnoe Aktsionernoe Obshchestvo) (a) (b) (d)	680,515	—
Public Joint Stock Company Alrosa (a) (b) (d)	346	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (b) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnitogorsk Metallurgical Works (a) (b) (d)	241	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (b) (d)	167	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (d)	49	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint Stock Company Phosagro (a) (b) (d)	6	—
Public Joint Stock Company Phosagro (a) (b) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Rostelecom (a) (b) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
Public Joint-Stock Company Inter RAO UES (a) (b) (d)	4,398	—
Public Joint-Stock Company Severstal (a) (b) (d)	27	—
United Company RUSAL PLC (a) (b) (d)	320	—
Total Common Stocks (cost $790,975)		761,025
PREFERRED STOCKS 1.7%
Brazil 1.1%
Banco Bradesco S/A. (g)	493	1,091
Centrais Eletricas Brasileiras S/A - Eletrobras - Series B	23	176
Companhia Energetica de Minas Gerais-CEMIG	189	340
Companhia Paranaense De Energia - Series B	100	184
Gerdau S.A.	130	369
Itau Unibanco Holding S.A. (g)	500	2,751
Itausa S.A.	543	899
Petroleo Brasileiro S/A Petrobras. (g)	425	2,770
		8,580
South Korea 0.4%
Hyundai Motor Company, 1.00% (h)	2	203
Hyundai Motor Company, 2.00% (h)	3	332
LG Chem, Ltd., 1.00% (h)	1	52
LG Electronics Inc.	2	60
Mirae Asset Securities Co., Ltd., 2.70% (h)	15	42
Samsung Electronics Co., Ltd., 1.00% (h)	79	2,543
Samsung Fire & Marine Insurance Co., Ltd.	—	22
		3,254
Colombia 0.1%
Bancolombia SA	45	454
Grupo Aval Acciones y Valores S.A.	106	14
Grupo de Inversiones Suramericana S.A.	11	97
		565
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	14	543
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
Total Preferred Stocks (cost $16,634)		12,942
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.30% (i) (j)	5,565	5,565
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (i) (j)	1,692	1,692
Total Short Term Investments (cost $7,257)		7,257
Total Investments 101.0% (cost $814,866)		781,224
Other Derivative Instruments (0.0)%		(15)
Other Assets and Liabilities, Net (1.0)%		(7,535)
Total Net Assets 100.0%		773,674

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $170 and 0.0% of the Fund.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	8,915	19,997	27,220	60	—	—	1,692	0.2
JNL Government Money Market Fund, 4.30% - Class SL	1,109	9,367	4,911	18	—	—	5,565	0.7
	10,024	29,364	32,131	78	—	—	7,257	0.9

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	04/26/21	30,364	25,419	3.3
AU Small Finance Bank Limited	04/28/21	341	316	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avenue Supermarts Limited	04/28/21	648	743	0.1
Baidu, Inc. - Class A	06/18/21	4,865	2,469	0.3
Bandhan Bank Limited	04/28/21	273	109	—
Bank VTB (Publichnoe Aktsionernoe Obshchestvo)	04/26/21	600	—	—
BeiGene, Ltd.	04/26/21	1,474	1,379	0.2
BOC Aviation Limited	04/26/21	165	158	—
CGN Power Co., Ltd. - Class H	04/26/21	294	302	0.1
China Feihe Limited	04/26/21	923	264	—
China International Capital Corporation Limited - Class H	04/26/21	315	275	—
China Literature Limited	04/26/21	319	117	—
China Merchants Securities Co., Ltd. - Class H	05/20/21	79	80	—
China Resources Mixc Lifestyle Services Limited	06/18/21	356	265	—
China Resources Pharmaceutical Group Limited	06/16/23	145	105	—
China Zheshang Bank Co., Ltd. - Class H	06/16/23	41	42	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	240	371	0.1
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	558	130	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	380	293	—
Haidilao International Holding Ltd.	04/26/21	517	333	0.1
Hansoh Pharmaceutical Group Company Limited	04/26/21	501	321	0.1
Hapvida Participacoes E Investimentos S/A	04/26/21	1,079	190	—
HDFC Life Insurance Company Limited	04/28/21	844	735	0.1
Hua Hong Semiconductor Limited	06/16/23	171	246	—
Huatai Securities Co., Ltd. - Class H	04/26/21	235	201	—
ICICI Lombard General Insurance Company Limited	04/28/21	414	449	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	279	259	—
Innovent Biologics, Inc. - Class B	04/26/21	636	713	0.1
Inretail Peru Corp.	05/19/21	93	65	—
Interglobe Aviation Limited	04/28/21	435	936	0.1
JD Health International Inc.	06/18/21	1,021	417	0.1
Kuaishou Technology	06/18/21	2,997	1,909	0.3
Kumba Iron Ore Ltd	04/26/21	198	96	—
LTIMindtree Limited	04/28/21	490	453	0.1
Meituan - Class B	04/26/21	10,177	10,156	1.3
New Oriental Education & Technology Group Inc.	06/16/23	563	615	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	845	685	0.1
Orient Securities Company Limited - Class H	05/20/21	57	57	—
Pepkor Holdings	05/19/21	204	237	—
POP MART International Group Limited	12/15/23	206	1,222	0.2
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	478	513	0.1
Public Joint Stock Company Alrosa	06/07/24	532	—	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	06/18/21	143	—	—
Public Joint Stock Company Gazprom	09/06/22	3,743	—	—
Public Joint Stock Company Magnit	12/19/22	1,595	—	—
Public Joint Stock Company Magnitogorsk Metallurgical Works	04/26/21	225	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	09/17/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	09/26/22	361	—	—
Public Joint Stock Company Oil Company Lukoil	04/26/21	3,119	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company Phosagro	04/26/21	322	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	04/26/21	222	—	—
Public Joint Stock Company Polyus	09/14/23	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	07/25/24	4,445	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Surgutneftegaz	07/31/24	561	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	07/30/24	1,466	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	05/09/23	66	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Public Joint-Stock Company Inter RAO UES	04/26/21	271	—	—
Public Joint-Stock Company Severstal	04/12/23	411	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	59	—
Saudi Arabian Oil Company	04/26/21	4,510	3,910	0.5
SBI Life Insurance Company Limited	04/28/21	498	690	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	184	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	57	—
Smoore International Holdings Limited	04/26/21	1,273	294	—
Tongcheng-Elong Holdings Limited	04/26/21	210	294	—
United Company RUSAL PLC	05/19/21	230	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WuXi AppTec Co., Ltd. - Class H	04/26/21	358	298	—
Xiaomi Corporation	12/20/24	6,370	9,941	1.3
Yadea Group Holdings Ltd	12/16/22	181	210	—
ZTO Express (Cayman) Inc.	06/21/21	1,129	756	0.1
		104,847	70,338	9.1

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	148	June 2025	8,469	(15)	(249)

JNL Emerging Markets Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/KRW	BOA	04/03/25	KRW	(622,412)	(423)	—
USD/ZAR	RBC	04/03/25	ZAR	(2,470)	(134)	—
					(557)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	47,924	712,135	966	761,025
Preferred Stocks	9,145	3,797	—	12,942
Short Term Investments	7,257	—	—	7,257
	64,326	715,932	966	781,224
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(249)	—	—	(249)
Open Forward Foreign Currency Contracts	—	—	—	—
	(249)	—	—	(249)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.5%
Japan 23.1%
ABC-Mart, Inc.	14	253
Advantest Corporation	92	4,019
AEON Co., Ltd.	111	2,798
AGC Inc.	27	822
Aisin Corporation	74	813
Ajinomoto Co., Inc.	123	2,455
ANA Holdings Inc.	20	374
Asahi Group Holdings, Ltd.	193	2,472
Asahi Kasei Corporation	174	1,224
ASICS Corporation	94	1,922
Astellas Pharma Inc. (a)	238	2,310
Bandai Namco Holdings Inc.	86	2,874
Bridgestone Corporation	77	3,099
Brother Industries, Ltd.	33	594
Canon Inc.	121	3,771
Capcom Co., Ltd.	41	1,021
Central Japan Railway Company	125	2,394
Chubu Electric Power Co., Ltd.	94	1,020
Chugai Pharmaceutical Co., Ltd.	84	3,852
Concordia Financial Group, Ltd.	155	1,033
Dai Nippon Printing Co., Ltd.	61	863
Daifuku Co., Ltd.	47	1,147
Dai-ichi Life Holdings, Inc.	468	3,595
Daiichi Sankyo Company, Limited	245	5,772
Daikin Industries, Ltd.	38	4,124
Daito Trust Construction Co., Ltd. (a)	8	818
Daiwa House Industry Co., Ltd	83	2,750
Daiwa Securities Group Inc.	174	1,176
DENSO Corporation	254	3,146
DISCO Corporation	12	2,363
East Japan Railway Company	142	2,807
Eisai Co., Ltd. (a)	35	977
ENEOS Holdings, Inc.	362	1,909
FANUC Corporation	121	3,311
Fast Retailing Co., Ltd.	23	6,674
Fuji Electric Co., Ltd.	17	700
FUJIFILM Holdings Corporation	155	2,966
Fujikura Ltd.	32	1,176
Fujitsu Limited	232	4,613
Hankyu Hanshin Holdings, Inc. (a)	30	804
Hikari Tsushin,Inc.	2	621
Hitachi Construction Machinery Co., Ltd.	15	392
Hitachi, Ltd.	595	13,804
Honda Motor Co., Ltd.	585	5,331
Hoshizaki Corporation	14	546
Hoya Corporation	45	5,039
Hulic Co., Ltd.	74	715
Idemitsu Kosan Co., Ltd.	137	972
Inpex Corporation	114	1,580
Isuzu Motors Limited	77	1,048
ITOCHU Corporation	183	8,494
Japan Airlines Co., Ltd.	18	309
Japan Exchange Group, Inc.	134	1,377
Japan Post Bank Co., Ltd. (a)	182	1,853
Japan Post Holdings Co., Ltd.	243	2,443
Japan Post Insurance Co., Ltd. (a)	27	549
Japan Real Estate Investment Corporation	1	611
Japan Tobacco Inc.	144	3,951
JFE Holdings, Inc. (a)	79	976
Kajima Corporation	62	1,259
Kao Corporation	59	2,568
Kawasaki Heavy Industries, Ltd.	21	1,277
Kawasaki Kisen Kaisha, Ltd.	52	708
KDDI Corporation	378	5,945
Keyence Corporation	24	9,590
Kikkoman Corporation (a)	121	1,170
Kirin Holdings Company, Limited	106	1,468
Kobe Bussan Co., Ltd.	17	389
Komatsu Ltd.	121	3,514
Konami Holdings Corporation	12	1,395
Kubota Corporation	149	1,842
KYOCERA Corporation (a)	179	2,016
Kyowa Kirin Co., Ltd.	29	414
Lasertec Co., Ltd.	10	894
LY Corporation (a)	340	1,154
M3, Inc. (a)	54	615
Makita Corporation	32	1,071
Marubeni Corporation	218	3,498
MatsukiyoCocokara & Co. (a)	53	834
McDonald's Holdings Company (Japan), Ltd.	11	420
Meiji Holdings Co., Ltd.	36	779
Minebeamitsumi Inc. (a)	49	722
Mitsubishi Chemical Group Corporation	178	879
Mitsubishi Corporation	515	9,105
Mitsubishi Electric Corporation	263	4,875
Mitsubishi Estate Co., Ltd.	164	2,686
Mitsubishi HC Capital Inc.	103	694
Mitsubishi Heavy Industries, Ltd.	435	7,417
Mitsubishi UFJ Financial Group, Inc.	1,499	20,356
Mitsui & Co., Ltd.	378	7,128
Mitsui Fudosan Co., Ltd.	359	3,211
Mitsui O.S.K. Lines, Ltd. (a)	47	1,652
Mizuho Bank, Ltd.	28	611
Mizuho Financial Group, Inc.	329	9,052
MonotaRO Co., Ltd.	36	665
MS&AD Insurance Group Holdings, Inc.	173	3,750
Murata Manufacturing Co., Ltd.	245	3,832
Nec Corporation	163	3,469
NEXON Co., Ltd.	54	743
Nidec Corporation	133	2,241
Nintendo Co., Ltd.	137	9,317
Nippon Building Fund Inc.	1	909
Nippon Paint Holdings Co., Ltd.	124	933
Nippon Sanso Holdings Corporation	26	773
Nippon Steel Corporation (a)	137	2,929
Nippon Telegraph and Telephone Corporation	3,580	3,465
Nippon Yusen Kabushiki Kaisha (a)	56	1,837
Nissan Chemical Corporation	15	456
Nissan Motor Co., Ltd. (a)	289	733
Nissin Food Holdings Co., Ltd.	30	609
Niterra Co., Ltd. (a)	26	791
Nitori Holdings Co., Ltd. (a)	11	1,031
Nitto Denko Corporation	90	1,671
Nomura Holdings, Inc.	390	2,404
Nomura Research Institute, Ltd. (a)	52	1,696
NTT DATA Corporation	75	1,348
Obayashi Corporation	93	1,238
OBIC Co., Ltd.	41	1,195
Olympus Corporation	146	1,908
OMRON Corporation (a)	25	708
Ono Pharmaceutical Co., Ltd.	53	569
Oracle Corporation Japan	5	483
Oriental Land Co., Ltd.	139	2,752
ORIX Corporation	150	3,128
Osaka Gas Co., Ltd.	53	1,199
Otsuka Corporation	33	713
Otsuka Holdings Co., Ltd.	63	3,277
Pan Pacific International Holdings Corporation	69	1,901
Panasonic Holdings Corporation	289	3,451
Rakuten Group, Inc. (b)	184	1,059
Recruit Holdings Co., Ltd.	193	9,986
Renesas Electronics Corporation	194	2,638
Resona Holdings, Inc. (a)	299	2,594
Ricoh Company, Ltd. (a)	72	766
SBI Holdings, Inc.	37	1,010
SCREEN Holdings Co., Ltd. (a)	12	799
SCSK Corporation	22	544
Secom Co., Ltd.	53	1,799
Seiko Epson Corporation.	39	625
Sekisui Chemical Co., Ltd. (a)	49	844
Sekisui House, Ltd.	82	1,844
Seven & I Holdings Co., Ltd.	310	4,499
SG Holdings Co., Ltd.	55	550
Shimadzu Corporation	39	975
Shimano Inc.	11	1,507
Shimizu Corporation	78	691

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Shin-Etsu Chemical Co., Ltd.	257	7,348
Shionogi & Co., Ltd.	110	1,651
Shiseido Company, Limited	50	950
SMC Corporation	7	2,535
SoftBank Corp.	3,631	5,061
SoftBank Group Corp	123	6,245
Sompo Holdings, Inc.	123	3,756
Sony Group Corporation	779	19,917
Square Enix Holdings Co., Ltd.	11	498
Subaru Corporation.	74	1,331
Sumitomo Corporation (a)	160	3,646
Sumitomo Electric Industries, Ltd.	101	1,688
Sumitomo Metal Mining Co., Ltd.	32	699
Sumitomo Mitsui Financial Group, Inc.	503	12,952
Sumitomo Mitsui Trust Group, Inc.	92	2,320
Sumitomo Realty & Development Co., Ltd. (a)	62	2,333
Suntory Beverage & Food Limited	15	495
Suzuki Motor Corporation	240	2,937
Sysmex Corporation	80	1,527
T&D Holdings, Inc. (a)	69	1,487
Taisei Corporation	24	1,076
Takeda Pharmaceutical Company Limited	203	6,013
TDK Corporation	248	2,602
Terumo Corporation	193	3,626
The Chiba Bank, Ltd. (a)	87	818
The Kansai Electric Power Company, Incorporated	133	1,583
TIS Inc. (a)	32	881
Toho Co., Ltd.	17	819
Tokio Marine Holdings, Inc.	250	9,673
Tokyo Century Corporation	22	216
Tokyo Electric Power Company Holdings, Inc. (a) (b)	84	244
Tokyo Electron Limited	57	7,837
Tokyo Gas Co., Ltd.	52	1,673
Tokyu Corporation	81	920
TOPPAN Holdings Inc.	36	968
Toray Industries, Inc.	206	1,406
TOTO Ltd. (a)	20	514
Toyo Suisan Kaisha, Ltd.	13	793
Toyota Industries Corporation (a)	23	1,961
Toyota Motor Corporation (a)	1,489	26,295
Toyota Tsusho Corporation (a)	93	1,570
Trend Micro Incorporated	15	1,016
Unicharm Corporation	143	1,138
West Japan Railway Company (a)	60	1,177
Yakult Honsha Co., Ltd. (a)	37	702
Yamaha Motor Co., Ltd.	120	957
Yaskawa Electric Corporation	32	807
Yokogawa Electric Corporation	33	642
Zensho Holdings Co., Ltd. (a)	13	679
ZOZO, Inc. (a)	46	448
		511,914
United Kingdom 15.3%
3I Group PLC	125	5,873
Admiral Group PLC	29	1,082
Anglo American PLC	157	4,399
Ashtead Group Public Limited Company	57	3,054
Associated British Foods PLC	39	971
AstraZeneca PLC	201	29,527
Auto Trader Group PLC	116	1,120
Aviva PLC	351	2,533
B&M European Value Retail S.A.	118	398
BAE Systems PLC	391	7,898
Barclays PLC	1,879	7,053
Barratt Redrow PLC	177	976
BP P.L.C.	2,033	11,428
British American Tobacco P.L.C.	257	10,581
BT Group PLC (a)	832	1,788
Bunzl Public Limited Company	41	1,575
Centrica PLC	669	1,297
Coca-Cola Europacific Partners PLC	26	2,271
Compass Group PLC	221	7,318
Convatec Group PLC (c)	219	731
Croda International Public Limited Company	17	647
CVC Capital Partners PLC	107	2,119
Diageo PLC	288	7,522
Entain PLC	87	654
Experian PLC	119	5,527
Fiat Chrysler Automobiles N.V.	259	2,908
GSK PLC	526	10,043
Haleon PLC	853	4,316
Halma Public Limited Company	50	1,663
Hikma Pharmaceuticals Public Limited Company	21	521
Hiscox Ltd.	45	680
Howden Joinery Group PLC	71	664
HSBC Holdings PLC	2,313	26,202
Imperial Brands PLC	109	4,046
Informa PLC	171	1,710
InterContinental Hotels Group PLC	20	2,156
Intermediate Capital Group PLC	38	962
International Consolidated Airlines Group, S.A.	469	1,590
Intertek Group PLC	21	1,361
J Sainsbury PLC	216	657
JD Sports Fashion PLC	324	286
Kingfisher PLC	246	809
Land Securities Group PLC	91	650
Legal & General Group PLC	759	2,399
Lloyds Banking Group PLC	7,914	7,437
London Stock Exchange Group PLC	62	9,227
M&G PLC	299	771
Melrose Industries PLC	154	948
Mondi PLC	58	871
National Grid PLC	633	8,262
NatWest Group PLC	888	5,233
Next PLC	15	2,144
NMC Health PLC (d)	12	—
Pearson PLC	88	1,387
Persimmon Public Limited Company	41	640
Phoenix Group Holdings PLC	101	750
Prudential Public Limited Company	348	3,741
Reckitt Benckiser Group PLC	89	6,056
Relx PLC	241	12,085
Rentokil Initial PLC	322	1,461
Rightmove PLC	101	896
Rio Tinto PLC	135	8,082
Rolls-Royce Holdings PLC	1,101	10,713
Schroders PLC	121	547
SEGRO Public Limited Company	156	1,394
Severn Trent PLC	35	1,156
Shell PLC - Class A	783	28,547
Smith & Nephew PLC	110	1,543
Smiths Group PLC	45	1,134
Spirax Group PLC	9	732
SSE PLC	139	2,861
Standard Chartered PLC	243	3,596
Taylor Wimpey PLC	474	664
Tesco PLC	873	3,757
The Berkeley Group Holdings PLC	13	619
The Sage Group PLC.	122	1,915
Unilever PLC	321	19,156
United Utilities PLC	83	1,082
Vodafone Group Public Limited Company	2,605	2,452
Weir Group PLC(The)	33	1,010
Whitbread PLC	21	668
Wise PLC - Class A (b)	87	1,073
WPP 2012 Limited	140	1,060
		337,635
France 10.5%
Aeroports de Paris	4	443
Airbus SE	76	13,373
Amundi (c)	8	611
AXA	224	9,593
Biomerieux SA	6	687
BNP Paribas	134	11,235
Bollore SE	96	565
Bouygues	28	1,092
Bureau Veritas	42	1,269
Capgemini	21	3,209
Compagnie de Saint-Gobain	59	5,842

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Compagnie Generale des Etablissements Michelin	88	3,081
Credit Agricole SA	156	2,840
Danone	83	6,377
Dassault Aviation	3	837
Dassault Systemes	90	3,418
Engie	239	4,666
EssilorLuxottica	37	10,698
Hermes International	4	11,530
Kering (a)	9	1,908
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	75	14,158
Legrand	34	3,580
L'Oreal	31	11,636
LVMH Moet Hennessy Louis Vuitton	33	20,748
Orange	228	2,961
Pernod Ricard	26	2,562
Publicis Groupe SA	29	2,743
Safran	45	11,731
Sanofi	147	16,274
Sartorius Stedim Biotech	4	735
Schneider Electric SE	70	16,083
Societe d'exploitation Hoteliere	10	666
Societe Generale (e)	93	4,184
Thales	12	3,250
TotalEnergies SE	268	17,278
Veolia Environnement	81	2,774
VINCI	65	8,200
		232,837
Germany 9.0%
Adidas AG - Class N	21	4,855
Allianz SE	50	19,183
BASF SE - Class N	116	5,813
Bayer Aktiengesellschaft - Class N	117	2,804
Bayerische Motoren Werke Aktiengesellschaft	37	2,962
Beiersdorf Aktiengesellschaft	12	1,588
COMMERZBANK Aktiengesellschaft	121	2,780
Continental Aktiengesellschaft	14	1,004
Covestro AG (b)	23	1,485
Daimler Truck Holding AG	59	2,400
Deutsche Bank Aktiengesellschaft - Class N	240	5,741
Deutsche Borse Aktiengesellschaft - Class N	24	7,062
Deutsche Post AG - Class N	125	5,355
Deutsche Telekom AG - Class N	448	16,559
E.ON SE - Class N	287	4,334
Fresenius SE & Co. KGaA (b)	53	2,275
Hannover Ruck SE - Class N	8	2,351
Heidelberg Materials AG	17	2,858
Henkel AG & Co. KGaA (e)	13	971
Infineon Technologies AG - Class N	164	5,469
Mercedes-Benz Group AG - Class N	93	5,529
MERCK Kommanditgesellschaft auf Aktien	17	2,310
MTU Aero Engines AG - Class N	7	2,310
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	17	11,041
Rheinmetall Aktiengesellschaft	6	8,099
RWE Aktiengesellschaft	87	3,114
SAP SE	133	35,615
Siemens Aktiengesellschaft - Class N	95	22,071
Siemens Energy AG (b)	66	3,927
Siemens Healthineers AG (c)	35	1,890
Symrise AG	16	1,661
Talanx Aktiengesellschaft	8	825
Vonovia SE	107	2,889
		199,130
Switzerland 8.0%
ABB Ltd - Class N	207	10,677
Alcon AG	64	6,045
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,834
Coca-Cola HBC AG	26	1,201
Compagnie Financiere Richemont SA	69	12,066
EMS-Chemie Holding AG	1	599
Galderma Group AG	7	750
Geberit AG - Class N	4	2,752
Givaudan SA - Class N	1	5,138
Glencore PLC	1,288	4,700
Holcim AG	64	6,903
Julius Bar Gruppe AG - Class N	26	1,782
Kuhne & Nagel International AG	7	1,521
Lonza Group AG	9	5,599
Nestle S.A. - Class N	333	33,600
Novartis AG - Class N	245	27,222
Partners Group Holding AG	3	3,956
Roche Holding AG	4	1,328
Sandoz Group AG	51	2,150
Schindler Holding AG - Class N	3	776
SGS SA	20	1,993
Sika AG	21	5,003
Sonova Holding AG	6	1,800
Straumann Holding AG - Class N	15	1,760
Swiss Life Holding AG - Class N	4	3,247
Swiss Re AG	36	6,157
Swisscom AG - Class N (a)	3	1,909
UBS Group AG	390	11,978
Zurich Insurance Group AG - Class N	19	13,020
		177,466
Australia 6.7%
ANZ Group Holdings Limited	390	7,135
Aristocrat Leisure Limited	82	3,326
ASX Limited	24	981
Atlas Arteria Limited	143	436
Australian Pipeline Trust	166	820
BHP Group Limited	657	15,681
BlueScope Steel Limited	55	735
Brambles Limited	181	2,281
Cochlear Limited	8	1,332
Coles Group Limited	175	2,142
Commonwealth Bank of Australia	217	20,641
Computershare Limited	73	1,784
CSL Limited	63	9,795
DEXUS Funds Management Limited	151	672
Endeavour Group Limited	184	442
Fortescue Ltd	199	1,920
Goodman Funding Pty Ltd	240	4,311
GPT Management Holdings Limited	268	739
Insurance Australia Group Limited	311	1,510
Macquarie Group Limited	46	5,700
Medibank Private Limited	358	1,001
Mineral Resources Limited	22	338
Mirvac Limited	525	693
National Australia Bank Limited (e)	399	8,543
Northern Star Resources Ltd	146	1,675
Orica Limited	62	661
Origin Energy Limited	217	1,437
Pilbara Minerals Limited (b)	351	375
Pro Medicus Limited	7	872
Qantas Airways Limited	99	566
QBE Insurance Group Limited	196	2,698
Ramsay Health Care Limited	25	533
REA Group Ltd	6	900
Reece Limited	45	444
Rio Tinto Limited	47	3,446
Santos Limited	397	1,665
Scentre Group Limited	667	1,416
SEEK Limited	40	540
SGH Limited	26	831
Sonic Healthcare Limited	60	970
South32 Limited	601	1,211
Stockland Corporation Ltd	297	917
Suncorp Group Limited	138	1,684
Telstra Group Limited	500	1,320
The Lottery Corporation Limited	292	874
TPG Corporation Limited	57	173
Transurban Holdings Limited	403	3,393
Treasury Wine Estates Limited	106	646
Vicinity Centres RE Ltd	467	649
Washington H. Soul Pattinson and Company Limited (a)	32	699
Wesfarmers Limited	147	6,663
Westpac Banking Corporation	442	8,793

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
WiseTech Global Limited	22	1,154
Woodside Energy Group Ltd	247	3,577
Woolworths Group Limited	151	2,798
Worley Limited	45	411
		146,949
Netherlands 4.0%
Adyen N.V. (b) (c)	4	5,993
Aegon Ltd.	173	1,136
Akzo Nobel N.V.	22	1,371
ASM International N.V.	6	2,605
ASML Holding N.V.	51	33,778
DSM-Firmenich AG	27	2,711
Exor Nederland N.V.	13	1,215
HAL Trust	5	599
Heineken Holding N.V.	17	1,229
Heineken N.V.	36	2,976
ING Groep N.V.	397	7,781
JDE Peet's N.V.	16	342
Koninklijke Ahold Delhaize N.V.	117	4,368
Koninklijke KPN N.V.	513	2,170
Koninklijke Philips N.V.	104	2,642
NN Group N.V.	36	1,986
Prosus N.V. - Class N	168	7,826
STMicroelectronics N.V.	84	1,850
Wolters Kluwer N.V. - Class C	30	4,722
		87,300
Sweden 3.4%
AB Sagax - Class B (a)	26	542
AB Sagax - Class D	4	13
Aktiebolaget Industrivarden - Class A	16	570
Aktiebolaget Industrivarden - Class C (a)	20	740
Aktiebolaget SKF - Class B (a)	47	953
Aktiebolaget Volvo - Class A (a)	20	589
Aktiebolaget Volvo - Class B (a)	195	5,733
Alfa Laval AB	38	1,622
ASSA ABLOY AB - Class B	138	4,132
Atlas Copco Aktiebolag - Class A	331	5,291
Atlas Copco Aktiebolag - Class B	199	2,791
Axfood AB (a)	14	318
Boliden AB	35	1,159
Castellum Aktiebolag (b)	57	632
Epiroc Aktiebolag - Class A	79	1,595
Epiroc Aktiebolag - Class B	49	866
EQT AB (c)	90	2,746
Essity Aktiebolag (publ) - Class A (a)	4	118
Essity Aktiebolag (publ) - Class B (a)	77	2,188
Evolution AB (publ) (c)	24	1,820
Fastighets AB Balder - Class B (a) (b)	91	569
G&L Beijer Ref AB - Class B (a)	45	638
H & M Hennes & Mauritz AB - Class B (a)	74	970
Hexagon Aktiebolag - Class B	271	2,898
Holmen Aktiebolag - Class B (a)	10	386
Indutrade Aktiebolag	35	966
Investment Ab Latour - Class B	17	459
Investor Aktiebolag - Class A	75	2,232
Investor Aktiebolag - Class B	225	6,720
L E Lundbergforetagen Aktiebolag (publ) - Series B	10	504
Lifco AB (Publ) - Class B (a)	30	1,066
NIBE Industrier AB - Class B	202	769
Nordnet AB	21	498
Saab AB - Class B	47	1,848
Sandvik Aktiebolag	119	2,510
Securitas AB - Class B	71	999
Skandinaviska Enskilda Banken AB - Class A (a)	177	2,922
Skandinaviska Enskilda Banken AB - Class C	1	16
Skanska AB - Class B (a)	39	867
SSAB AB - Class A	36	223
SSAB AB - Class B	69	421
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	75	985
Svenska Handelsbanken AB - Class A (a)	181	2,044
Svenska Handelsbanken AB - Class B (a)	1	17
Swedbank AB - Class A (a)	129	2,933
Swedish Orphan Biovitrum AB (Publ) (b)	21	600
Tele2 AB - Class B	72	971
Telefonaktiebolaget LM Ericsson - Class A	4	27
Telefonaktiebolaget LM Ericsson - Class B	335	2,601
Telia Company AB (a)	299	1,078
Trelleborg AB - Class B	28	1,054
		75,209
Spain 3.0%
ACS, Actividades de Construccion y Servicios, S.A.	26	1,515
AENA, S.M.E., S.A. (c)	10	2,237
Amadeus IT Holding, S.A. (c)	57	4,347
Banco Bilbao Vizcaya Argentaria, S.A.	747	10,175
Banco Santander, S.A. (e)	1,956	13,159
CaixaBank, S.A.	464	3,617
Cellnex Telecom, S.A. (c)	74	2,643
Endesa, S.A.	39	1,037
Ferrovial SE	62	2,845
Iberdrola, Sociedad Anonima	754	12,166
Industria de Diseno Textil, S.A.	144	7,182
Naturgy Energy Group, S.A. (a)	18	492
Redeia Corporacion SA	49	982
Repsol SA	145	1,927
Telefonica, S.A. (a)	606	2,851
		67,175
Italy 2.9%
A2a S.P.A.	185	446
Amplifon S.p.A	18	357
Assicurazioni Generali Societa' Per Azioni	128	4,492
Banca Mediolanum SpA	25	407
Banco BPM Societa' Per Azioni	172	1,753
Buzzi S.p.A.	10	494
Davide Campari-Milano N.V. (a)	79	467
DiaSorin S.p.A.	2	234
ENEL - SPA	1,006	8,172
Eni S.P.A.	272	4,211
Ferrari N.V.	14	6,153
Finecobank Banca Fineco S.P.A.	79	1,573
Hera S.p.A.	120	519
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	46	483
Intesa Sanpaolo SPA	2,031	10,477
Leonardo S.p.A.	52	2,555
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	77	1,438
Moncler S.p.A.	28	1,719
Nexi S.p.A. (b)	72	384
Pirelli & C. S.p.A. (c)	41	243
Poste Italiane - Societa' Per Azioni (c)	57	1,018
Prysmian S.p.A.	36	1,997
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	13	724
Snam S.P.A.	275	1,429
Telecom Italia S.p.A.	1,142	387
Terna - Rete Elettrica Nazionale Societa Per Azioni	182	1,649
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	200	11,221
		65,002
Denmark 2.3%
A.P. Moller - Maersk A/S - Class A	—	512
A.P. Moller - Maersk A/S - Class B (a)	—	818
Carlsberg A/S - Class B	12	1,471
Coloplast A/S - Class B	19	1,972
Danske Bank A/S	84	2,754
DSV A/S	25	4,805
Genmab A/S (b)	8	1,641
Novo Nordisk A/S - Class B	411	28,557
Novozymes A/S - Class B	46	2,706
Orsted A/S (a) (b) (c)	25	1,091
Pandora A/S	10	1,570
Tryg A/S	40	958
Vestas Wind Systems A/S	131	1,801
		50,656
Hong Kong 1.7%
AIA Group Limited	1,387	10,542
Budweiser Brewing Company APAC Limited (a) (c)	258	311
CK Asset Holdings Limited	239	968

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CK Hutchison Holdings Limited	338	1,905
CK Infrastructure Holdings Limited	75	450
CLP Holdings Limited	235	1,914
Hang Seng Bank, Limited	96	1,305
Henderson Land Development Company Limited	167	478
HKT Trust	497	665
Hong Kong And China Gas Company Limited -The-	1,441	1,239
Hong Kong Exchanges and Clearing Limited	153	6,808
Jardine Matheson Holdings Limited	22	933
Link Real Estate Investment Trust	335	1,568
MTR Corporation Limited	225	739
Power Assets Holdings Limited	169	1,009
Sino Land Company Limited	410	411
Sun Hung Kai Properties Limited	243	2,311
Swire Pacific Limited - Class A	58	516
Swire Pacific Limited - Class B	55	77
Swire Properties Limited	115	252
Techtronic Industries Company Limited	192	2,303
WH Group Limited (c)	961	884
Wharf (Holdings) Limited, The	112	266
Wharf Real Estate Investment Company Limited	197	480
		38,334
Singapore 1.4%
Capitaland Ascendas REIT	480	952
Capitaland Group Pte. Ltd.	640	997
Capitaland Investment Limited	319	647
DBS Group Holdings Ltd	267	9,177
Genting Singapore Limited	797	444
Jardine Cycle & Carriage Limited	10	187
Keppel Ltd.	182	931
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	305	283
Oversea-Chinese Banking Corporation Limited	424	5,436
Singapore Airlines Limited	180	908
Singapore Exchange Limited	109	1,081
Singapore Technologies Engineering Ltd	200	1,006
Singapore Telecommunications Limited	1,016	2,576
United Overseas Bank Limited	174	4,922
Wilmar International Limited	247	613
		30,160
Belgium 1.1%
Ackermans	3	644
Ageas SA/NV	20	1,226
Anheuser-Busch InBev	127	7,772
argenx SE (b)	8	4,643
Azelis Group	16	275
Colruyt Group	6	246
D'Ieteren Group	3	459
Elia Group (a)	4	317
Groupe Bruxelles Lambert - Groep Brussel Lambert	11	824
KBC Groep	35	3,167
Lotus Bakeries	—	472
Sofina	2	428
Syensqo	10	664
UCB	16	2,750
Warehouses De Pauw	21	500
		24,387
Finland 1.0%
Elisa Oyj	19	917
Fortum Oyj	59	962
Kesko Oyj - Class A	11	214
Kesko Oyj - Class B	34	702
Kone Corporation - Class B	45	2,495
Metso Oyj	95	984
Neste Oyj	58	539
Nokia Oyj	654	3,439
Nordea Bank Abp	393	5,012
Orion Oyj - Class A	3	202
Orion Oyj - Class B	14	831
Sampo Oyj - Class A	309	2,952
Stora Enso Oyj - Class R	73	688
UPM-Kymmene Oyj	68	1,833
Wartsila Oyj Abp	64	1,143
		22,913
Norway 0.7%
Aker BP ASA	40	960
DNB Bank ASA	97	2,543
Equinor ASA	110	2,915
Gjensidige Forsikring ASA	20	455
Kongsberg Gruppen ASA	11	1,632
Mowi ASA	59	1,092
Norsk Hydro ASA	165	956
Orkla ASA	100	1,099
SalMar ASA	10	493
Schibsted ASA - Class A	10	284
Schibsted ASA - Class B	11	281
Storebrand ASA	61	770
Telenor ASA	81	1,159
Var Energi ASA	110	355
Yara International ASA	21	638
		15,632
Israel 0.6%
Azrieli Group Ltd.	5	337
Bank Hapoalim B.M.	162	2,189
Bank Leumi Le-Israel B.M.	195	2,619
Elbit Systems Ltd.	3	1,144
ICL Group Ltd	88	497
Israel Discount Bank Limited	161	1,119
Mizrahi Tefahot Bank Ltd	20	912
Nice Ltd (b)	8	1,266
Teva Pharmaceutical Industries Ltd (a) (b)	148	2,264
		12,347
Poland 0.4%
Allegro.eu (b) (c)	83	674
Bank Polska Kasa Opieki - Spolka Akcyjna	27	1,248
Dino Polska Spolka Akcyjna (b) (c)	6	724
ING Bank Slaski Spolka Akcyjna	4	361
KGHM Polska Miedz Spolka Akcyjna	16	534
LPP Spolka Akcyjna	—	694
Orlen S A	77	1,355
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	111	2,166
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	72	1,040
Santander Bank Polska Spolka Akcyjna (e)	4	621
		9,417
Austria 0.3%
Andritz AG	8	476
BAWAG Group AG (c)	10	1,024
Erste Group Bank AG	39	2,725
EVN AG	5	115
OMV Aktiengesellschaft	18	938
Raiffeisen Bank International AG	18	470
Telekom Austria Aktiengesellschaft	19	182
Verbund AG	9	639
		6,569
United States of America 0.2%
James Hardie Industries Public Limited Company - CHESS	57	1,377
Universal Music Group N.V.	121	3,329
		4,706
Ireland 0.2%
DCC Public Limited Company	13	897
Kerry Group Public Limited Company - Class A	19	1,962
Kingspan Group Public Limited Company	20	1,622
		4,481
Portugal 0.2%
EDP Renovaveis, S.A.	33	277
EDP, S.A.	373	1,256
Galp Energia, SGPS, S.A. - Class B	57	1,002
Jeronimo Martins, SGPS, S.A.	36	757
		3,292
New Zealand 0.1%
Auckland International Airport Limited	190	879
Fisher & Paykel Healthcare Corporation Limited	71	1,342
Mercury NZ Limited	88	280

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Meridian Energy Limited	168	535
		3,036
Luxembourg 0.1%
ArcelorMittal (a)	59	1,706
Tenaris S.A.	50	976
		2,682
Macau 0.1%
Galaxy Entertainment Group Limited	303	1,186
Sands China Ltd.	330	663
		1,849
China 0.1%
WuXi Biologics (Cayman) Inc. (b) (c)	467	1,635
Chile 0.1%
Antofagasta PLC	43	939
Mexico 0.0%
Fresnillo PLC	24	294
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $1,701,958)		2,133,946
PREFERRED STOCKS 1.8%
Switzerland 1.5%
Chocoladefabriken Lindt & Sprungli AG	—	1,800
Roche Holding AG	89	29,361
Schindler Holding AG	5	1,652
		32,813
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	8	592
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	14	724
Henkel AG & Co. KGaA (e) (f)	20	1,620
Sartorius Aktiengesellschaft	3	764
Volkswagen Aktiengesellschaft (f)	26	2,625
		6,325
Italy 0.0%
Telecom Italia S.p.A.	959	376
Total Preferred Stocks (cost $38,704)		39,514
RIGHTS 0.0%
Belgium 0.0%
Elia Group (a) (b)	4	18
Total Rights (cost $0)		18
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (g) (h)	19,218	19,218
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.30% (g) (h)	9,875	9,875
Total Short Term Investments (cost $29,093)		29,093
Total Investments 99.6% (cost $1,769,755)		2,202,571
Other Derivative Instruments (0.0)%		(962)
Other Assets and Liabilities, Net 0.4%		10,868
Total Net Assets 100.0%		2,212,477

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	12,805	103,433	97,020	173	—	—	19,218	0.9
JNL Government Money Market Fund, 4.30% - Class SL	2,432	29,150	21,707	37	—	—	9,875	0.4
	15,237	132,583	118,727	210	—	—	29,093	1.3

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	8,108	5,993	0.3
AENA, S.M.E., S.A.	04/26/21	1,356	2,237	0.1
Allegro.eu	06/18/21	1,031	674	—
Amadeus IT Holding, S.A.	04/26/21	3,217	4,347	0.2
Amundi	04/26/21	677	611	—
BAWAG Group AG	04/26/21	529	1,024	0.1
Budweiser Brewing Company APAC Limited	04/26/21	795	311	—
Cellnex Telecom, S.A.	04/26/21	3,560	2,643	0.1
Convatec Group PLC	04/26/21	652	731	—
Dino Polska Spolka Akcyjna	06/18/21	446	724	—
EQT AB	04/26/21	2,463	2,746	0.1
Evolution AB (publ)	04/26/21	2,788	1,820	0.1
Evraz PLC	04/26/21	631	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	530	483	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	283	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL International Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Orsted A/S	04/26/21	2,054	1,091	0.1
Pirelli & C. S.p.A.	04/26/21	228	243	—
Poste Italiane - Societa' Per Azioni	04/26/21	550	1,018	0.1
Siemens Healthineers AG	06/18/21	2,077	1,890	0.1
WH Group Limited	04/26/21	825	884	—
WuXi Biologics (Cayman) Inc.	12/17/21	4,445	1,635	0.1
		37,493	31,388	1.4

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	230	June 2025	EUR	12,394	(216)	(496)
FTSE 100 Index	54	June 2025	GBP	4,693	(58)	(69)
S&P/ASX 200 Index	26	June 2025	AUD	5,148	(57)	(17)
TOPIX Index	61	June 2025	JPY	1,686,289	(344)	(416)
					(675)	(998)

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	06/18/25	AUD	5,376	3,361	(41)
EUR/USD	BMO	06/18/25	EUR	14,002	15,207	(107)
EUR/USD	GSC	06/18/25	EUR	8,032	8,723	(48)
GBP/USD	BCL	06/18/25	GBP	2,703	3,491	(11)
GBP/USD	BMO	06/18/25	GBP	2,948	3,808	(4)
JPY/USD	UBS	06/18/25	JPY	2,986,847	20,088	(173)
USD/AUD	UBS	06/18/25	AUD	(4,045)	(2,529)	11
USD/EUR	GSC	06/18/25	EUR	(11,305)	(12,278)	18
USD/GBP	CIT	06/18/25	GBP	(3,635)	(4,695)	2
USD/JPY	UBS	06/18/25	JPY	(1,662,881)	(11,183)	66
					23,993	(287)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	2,271	2,131,675	—	2,133,946
Preferred Stocks	—	39,514	—	39,514
Rights	—	18	—	18
Short Term Investments	29,093	—	—	29,093
	31,364	2,171,207	—	2,202,571
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	97	—	97
	—	97	—	97
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(998)	—	—	(998)
Open Forward Foreign Currency Contracts	—	(384)	—	(384)
	(998)	(384)	—	(1,382)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.4%
Industrials 20.8%
AAON, Inc.	77	6,038
Acuity Brands, Inc.	35	9,211
Advanced Drainage Systems, Inc.	81	8,774
AECOM	152	14,058
AGCO Corporation	71	6,533
Alaska Air Group, Inc. (a)	140	6,872
American Airlines Group Inc. (a)	753	7,944
Applied Industrial Technologies, Inc.	43	9,796
Avis Budget Group, Inc. (a) (b)	20	1,482
Brink's Company, The	50	4,277
BWXT Government Group, Inc.	105	10,352
Caci International Inc. - Class A (a)	25	9,348
Carlisle Companies Incorporated	51	17,404
Chart Industries, Inc. (a)	48	6,959
Clean Harbors, Inc. (a)	58	11,378
CNH Industrial N.V.	998	12,251
Comfort Systems USA, Inc.	40	13,040
Concentrix Corporation	54	3,027
Core & Main, Inc. - Class A (a)	218	10,514
Crane Company	55	8,422
Curtiss-Wright Corporation	43	13,614
Donaldson Company, Inc.	137	9,160
EMCOR Group, Inc.	52	19,406
EnerSys	45	4,117
ESAB Corporation	65	7,592
ExlService Holdings, Inc. (a)	184	8,700
Exponent, Inc.	57	4,644
Flowserve Corporation	150	7,313
Fluor Corporation (a)	193	6,917
Fortune Brands Innovations, Inc.	143	8,698
FTI Consulting, Inc. (a)	40	6,599
GATX Corporation	40	6,251
Genpact Limited	183	9,243
Graco Inc.	192	16,055
GXO Logistics Inc. (a)	135	5,291
Hexcel Corporation	94	5,157
Insperity, Inc.	40	3,556
ITT Inc.	93	12,009
KBR, Inc.	152	7,585
Kirby Corporation (a)	66	6,620
Knight-Swift Transportation Holdings Inc. - Class A	185	8,065
Landstar System, Inc.	41	6,090
Lincoln Electric Holdings, Inc.	64	12,192
ManpowerGroup Inc.	53	3,058
MasTec, Inc. (a)	70	8,199
Maximus, Inc.	65	4,404
Middleby Corporation, The (a)	62	9,366
Mine Safety Appliances Company, LLC	45	6,601
MSC Industrial Direct Co., Inc. - Class A	50	3,921
Mueller Industries, Inc.	130	9,898
Nextracker LLC - Class A (a)	166	6,992
Nvent Electric Public Limited Company	188	9,850
Oshkosh Corporation	75	7,030
Owens Corning	98	13,971
Parsons Corporation (a)	53	3,115
Paylocity Holding Corporation (a)	50	9,320
RB Global, Inc.	210	21,099
RBC Bearings Incorporated (a)	36	11,479
Regal Rexnord Corporation	75	8,561
Ryder System, Inc.	49	6,990
Saia, Inc. (a)	30	10,614
Science Applications International Corporation	56	6,237
Sensata Technologies Holding PLC	172	4,180
Simpson Manufacturing Co., Inc.	48	7,586
Terex Corporation	75	2,842
Tetra Tech, Inc.	306	8,963
The Timken Company	73	5,211
Toro Company, The	115	8,354
Trex Company, Inc. (a)	123	7,124
UFP Industries, Inc.	70	7,454
Valmont Industries, Inc.	23	6,538
Watsco, Inc.	40	20,182
Watts Water Technologies, Inc. - Class A	31	6,352
WESCO International, Inc.	51	7,937
Woodward, Inc.	67	12,311
XPO, Inc. (a)	134	14,382
		652,675
Financials 18.7%
Affiliated Managers Group, Inc.	34	5,705
Ally Financial Inc.	314	11,438
American Financial Group, Inc.	82	10,835
Annaly Capital Management, Inc.	660	13,399
Associated Banc-Corp	187	4,216
Bank OZK	120	5,198
Brighthouse Financial, Inc. (a)	67	3,909
Cadence Bank	209	6,359
CNO Financial Group, Inc.	118	4,897
Columbia Banking System, Inc.	239	5,954
Comerica Incorporated	150	8,873
Commerce Bancshares, Inc.	140	8,732
Cullen/Frost Bankers, Inc.	74	9,232
East West Bancorp, Inc.	158	14,183
Equitable Holdings, Inc.	354	18,456
Essent Group Ltd.	120	6,931
Euronet Worldwide, Inc. (a)	47	5,038
Evercore Inc. - Class A	40	8,064
F.N.B. Corporation	406	5,456
Federated Hermes, Inc. - Class B	89	3,645
Fidelity National Financial, Inc. - Class A	297	19,310
First American Financial Corporation	118	7,724
First Financial Bankshares, Inc.	146	5,237
First Horizon Corporation	608	11,808
FirstCash, Inc.	45	5,380
Flagstar Financial, Inc.	345	4,008
Glacier Bancorp, Inc.	129	5,709
Hamilton Lane Incorporated - Class A	49	7,317
Hancock Whitney Corporation	98	5,121
Hanover Insurance Group Inc, The	41	7,088
Home BancShares, Inc.	210	5,932
Houlihan Lokey, Inc. - Class A	60	9,742
Interactive Brokers Group, Inc. - Class A	124	20,571
International Bancshares Corporation	60	3,808
Janus Henderson Group PLC	145	5,226
Jefferies Financial Group Inc.	186	9,942
Kinsale Capital Group, Inc.	25	12,288
MGIC Investment Corporation	286	7,099
Morningstar, Inc.	31	9,274
Old National Bancorp	366	7,753
Old Republic International Corporation	268	10,513
Pinnacle Financial Partners, Inc.	87	9,254
Primerica, Inc.	38	10,846
Prosperity Bancshares, Inc.	109	7,799
Reinsurance Group of America, Incorporated	75	14,813
RenaissanceRe Holdings Ltd	56	13,524
RLI Corp.	94	7,589
Ryan Specialty Group Holdings, Inc. - Class A	121	8,907
SEI Investments Company	111	8,600
Selective Insurance Group, Inc.	69	6,324
Shift4 Payments, LLC - Class A (a) (b)	79	6,435
SLM Corporation	243	7,128
Southstate Corporation	112	10,401
Starwood Property Trust, Inc.	367	7,253
Stifel Financial Corp.	117	11,017
Synovus Financial Corp.	160	7,471
Texas Capital Bancshares, Inc. (a)	52	3,886
The Carlyle Group, Inc.	239	10,429
The Western Union Company	384	4,058
UMB Financial Corporation	78	7,882
United Bankshares, Inc.	160	5,564
Unum Group	188	15,303
Valley National Bancorp	551	4,894
Voya Financial, Inc.	110	7,469
Webster Financial Corporation	194	9,992
Western Alliance Bancorporation	125	9,588
Wex, Inc. (a)	41	6,407

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Wintrust Financial Corporation	76	8,566
Zions Bancorporation, National Association	169	8,442
Zurich American Corporation	69	4,581
		585,792
Consumer Discretionary 13.2%
Abercrombie & Fitch Co. - Class A (a)	58	4,445
Aramark	302	10,425
Autoliv, Inc.	82	7,246
AutoNation, Inc. (a)	30	4,787
Bath & Body Works, Inc.	245	7,443
Boyd Gaming Corporation	74	4,904
Brunswick Corporation	75	4,041
Burlington Stores, Inc. (a)	72	17,085
Capri Holdings Limited (a)	133	2,624
CAVA Group, Inc. (a)	91	7,866
Chewy, Inc. - Class A (a)	189	6,155
Choice Hotels International, Inc. (b)	26	3,447
Churchill Downs Incorporated	84	9,342
Columbia Sportswear Company (b)	37	2,773
Crocs, Inc. (a)	64	6,787
Dick's Sporting Goods, Inc.	66	13,303
Duolingo, Inc. - Class A (a)	43	13,426
Five Below, Inc. (a)	63	4,698
Floor & Decor Holdings, Inc. - Class A (a)	123	9,863
GameStop Corp. - Class A (a) (b)	464	10,361
Gap, Inc., The	253	5,223
Gentex Corporation	256	5,966
Graham Holdings Co., Ltd. - Class B	4	3,639
Grand Canyon Education, Inc. (a)	33	5,646
H & R Block, Inc.	155	8,503
Harley-Davidson, Inc.	131	3,301
Hilton Grand Vacations Inc. (a)	70	2,604
Hyatt Hotels Corporation - Class A	49	5,948
KB Home	79	4,614
Lear Corporation	61	5,393
Light & Wonder, Inc. (a)	101	8,741
Lithia Motors, Inc. - Class A	31	8,956
Macy's, Inc.	313	3,936
Marriott Vacations Worldwide Corporation	36	2,333
Mattel, Inc. (a)	381	7,402
Murphy USA Inc.	21	9,777
Nordstrom, Inc.	113	2,756
Ollie's Bargain Outlet Holdings, Inc. (a)	70	8,117
Penske Automotive Group, Inc.	22	3,121
Planet Fitness, Inc. - Class A (a)	96	9,304
Polaris Inc. (b)	61	2,477
PVH Corp.	63	4,063
RH (a)	18	4,116
Service Corporation International	164	13,159
Skechers U.S.A., Inc. - Class A (a)	151	8,555
Somnigroup International Inc. (b)	218	13,033
Taylor Morrison Home II Corporation - Class A (a)	117	7,049
Texas Roadhouse, Inc. - Class A	76	12,663
The Goodyear Tire & Rubber Company (a)	320	2,961
The Wendy's Company	200	2,919
Thor Industries, Inc.	60	4,573
Toll Brothers, Inc.	114	12,056
TopBuild Corp. (a)	33	10,196
Travel + Leisure Co.	79	3,673
Under Armour, Inc. - Class A (a)	220	1,377
Under Armour, Inc. - Class C (a)	138	819
V.F. Corporation	377	5,847
Vail Resorts, Inc.	43	6,869
Valvoline, Inc. (a)	146	5,081
Visteon Corporation (a)	33	2,530
Whirlpool Corporation (b)	63	5,693
Wingstop Inc.	34	7,558
Wyndham Hotels & Resorts, Inc.	88	7,961
YETI Holdings, Inc. (a)	97	3,222
		414,751
Information Technology 9.9%
Allegro Microsystems Inc. (a)	152	3,813
Amkor Technology, Inc.	130	2,351
AppFolio, Inc. - Class A (a)	27	5,849
Arrow Electronics, Inc. (a)	59	6,174
ASGN Incorporated (a)	50	3,155
Avnet, Inc.	99	4,761
Belden Inc.	46	4,591
Bill Holdings, Inc. (a)	108	4,971
Blackbaud, Inc. (a)	44	2,732
Ciena Corporation (a)	162	9,782
Cirrus Logic, Inc. (a)	61	6,072
Cognex Corporation	194	5,776
Coherent Corp. (a)	177	11,467
CommVault Systems, Inc. (a)	50	7,906
Crane Nxt, Co.	57	2,926
DocuSign, Inc. (a)	231	18,788
Dolby Laboratories, Inc. - Class A	69	5,570
Dropbox, Inc. - Class A (a)	252	6,723
Dynatrace, Inc. (a)	341	16,073
Entegris, Inc.	172	15,042
Fabrinet (a)	41	8,161
Flex Ltd. (a)	435	14,401
Guidewire Software, Inc. (a)	95	17,839
IPG Photonics Corporation (a)	30	1,890
Kyndryl Holdings, Inc. (a)	266	8,347
Lattice Semiconductor Corporation (a)	158	8,272
Littelfuse, Inc.	28	5,564
Lumentum Holdings Inc. (a)	78	4,891
MACOM Technology Solutions Holdings, Inc. (a)	68	6,778
Manhattan Associates, Inc. (a)	70	12,083
MKS Instruments, Inc.	77	6,162
Novanta Inc. (a)	41	5,218
Onto Innovation Inc. (a)	56	6,839
Power Integrations, Inc.	65	3,286
Pure Storage, Inc. - Class A (a)	354	15,682
Qualys, Inc. (a)	42	5,228
Rambus Inc. (a)	122	6,338
Silicon Laboratories Inc. (a)	37	4,215
Synaptics Incorporated (a)	44	2,803
TD SYNNEX Corporation	86	8,963
Universal Display Corporation	50	6,982
Vontier Corporation	170	5,579
		310,043
Health Care 9.1%
Acadia Healthcare Company, Inc. (a)	105	3,173
Amedisys, Inc. (a)	38	3,507
Avantor, Inc. (a)	776	12,580
BioMarin Pharmaceutical Inc. (a)	217	15,359
Bio-Rad Laboratories, Inc. - Class A (a)	22	5,325
Bruker Corporation	127	5,286
Chemed Corporation	17	10,537
Cytokinetics, Incorporated (a)	136	5,471
Dentsply Sirona Inc.	225	3,357
Doximity, Inc. - Class A (a)	152	8,834
Encompass Health Corporation	115	11,653
Envista Holdings Corporation (a)	200	3,449
Exelixis, Inc. (a)	320	11,798
Globus Medical, Inc. - Class A (a)	130	9,527
Haemonetics Corporation (a)	57	3,606
Halozyme Therapeutics, Inc. (a)	146	9,288
HealthEquity, Inc. (a)	100	8,817
Hims & Hers Health, Inc. - Class A (a)	218	6,436
Illumina, Inc. (a)	181	14,332
Jazz Pharmaceuticals Public Limited Company (a)	69	8,567
Lantheus Holdings, Inc. (a)	80	7,782
LivaNova PLC (a)	61	2,390
Masimo Corporation (a)	51	8,481
Medpace Holdings, Inc. (a)	28	8,669
Neurocrine Biosciences, Inc. (a)	113	12,551
Option Care Health, Inc. (a)	196	6,855
Penumbra, Inc. (a)	44	11,755
Perrigo Company Public Limited Company	154	4,315
Repligen Corporation (a)	60	7,578
Roivant Sciences Ltd. (a)	479	4,830
Sarepta Therapeutics, Inc. (a)	110	6,989
Sotera Health LLC (a)	174	2,025
Tenet Healthcare Corporation (a)	108	14,581

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
The Ensign Group, Inc.	66	8,486
United Therapeutics Corporation (a)	51	15,694
		283,883
Real Estate 7.4%
Agree Realty Corporation	122	9,427
American Homes 4 Rent - Class A	363	13,713
Brixmor Property Group Inc.	349	9,253
COPT Defense Properties	130	3,544
Cousins Properties Incorporated	190	5,616
Cubesmart, L.P.	259	11,074
EastGroup Properties, Inc.	59	10,413
EPR Properties	86	4,505
Equity Lifestyle Properties, Inc.	218	14,550
First Industrial Realty Trust, Inc.	150	8,075
Gaming and Leisure Properties, Inc.	313	15,939
Healthcare Realty Trust Incorporated - Class A	406	6,865
Independence Realty Trust, Inc.	262	5,573
Jones Lang LaSalle Incorporated (a)	54	13,422
Kilroy Realty Corporation	120	3,927
Kite Realty Naperville, LLC	254	5,693
Lamar Advertising Company - Class A	100	11,424
National Storage Affiliates Trust	79	3,115
NNN REIT, Inc.	213	9,101
Omega Healthcare Investors, Inc.	321	12,235
Park Hotels & Resorts Inc.	239	2,551
PotlatchDeltic Corporation	83	3,762
Rayonier Inc.	159	4,442
Rexford Industrial Realty, Inc.	258	10,115
Sabra Health Care REIT, Inc.	267	4,666
STAG Industrial, Inc.	212	7,668
Vornado Realty Trust	190	7,030
W.P. Carey Inc.	250	15,785
		233,483
Materials 6.5%
Alcoa Corporation	295	8,984
AptarGroup, Inc.	76	11,269
Ashland Inc.	55	3,254
ATI Inc. (a)	162	8,414
Avient Corporation	103	3,835
Axalta Coating Systems Ltd. (a)	250	8,285
Berry Global Group, Inc.	132	9,239
Cabot Corporation	62	5,182
Carpenter Technology Corporation	57	10,327
Cleveland-Cliffs Inc. (a) (b)	552	4,534
Commercial Metals Company	129	5,926
Crown Holdings, Inc.	134	11,961
Eagle Materials Inc.	38	8,484
Graphic Packaging Holding Company	339	8,808
Greif, Inc. - Class A	29	1,568
Knife River Corporation (a)	65	5,894
Louisiana-Pacific Corporation (W VA)	72	6,580
NewMarket Corporation	9	4,933
Olin Corporation	132	3,201
Reliance, Inc.	62	17,881
Royal Gold, Inc.	75	12,274
RPM International Inc.	147	16,973
Scotts Miracle-Gro Company, The	49	2,709
Silgan Holdings Inc.	92	4,717
Sonoco Products Company	113	5,355
United States Steel Corporation (b)	257	10,872
Westlake Corporation	38	3,796
		205,255
Consumer Staples 5.4%
Albertsons Companies, Inc. - Class A	463	10,191
Bellring Intermediate Holdings, Inc. (a)	146	10,872
BJ's Wholesale Club Holdings, Inc. (a)	151	17,220
Boston Beer Company, Inc., The - Class A (a)	10	2,379
Casey's General Stores, Inc.	42	18,367
Celsius Holdings, Inc. (a) (b)	180	6,405
Coca-Cola Consolidated, Inc.	7	9,102
Coty Inc. - Class A (a)	410	2,242
Darling Ingredients Inc. (a)	181	5,656
e.l.f. Beauty, Inc. (a) (b)	65	4,075
Flowers Foods, Inc.	223	4,248
Ingredion Incorporated	74	9,962
Lancaster Colony Corporation	22	3,900
Maplebear Inc. (a)	186	7,430
Performance Food Group Company (a)	178	13,967
Pilgrim's Pride Corporation (a)	46	2,531
Post Holdings, Inc. (a)	52	6,100
Sprouts Farmers Market, Inc. (a)	114	17,412
US Foods Holding Corp. (a)	263	17,242
		169,301
Energy 4.1%
Antero Midstream Corporation	383	6,897
Antero Resources Corporation (a)	332	13,430
ChampionX Corporation	216	6,442
Chord Energy Corporation	70	7,884
Civitas Resources, Inc.	103	3,600
CNX Resources Corporation (a)	169	5,336
DT Midstream, Inc.	115	11,132
HF Sinclair Corporation	182	5,992
Matador Resources Company	133	6,772
Murphy Oil Corporation	158	4,496
NOV Inc.	437	6,657
Ovintiv Canada ULC	297	12,721
PBF Energy Inc. - Class A	115	2,202
Permian Resources Corporation - Class A	727	10,069
Range Resources Corporation	276	11,006
Valaris Limited (a) (b)	74	2,914
Viper Energy, Inc. - Class A	150	6,758
Weatherford International Public Limited Company	83	4,429
		128,737
Utilities 3.0%
ALLETE, Inc.	67	4,393
Black Hills Corporation	81	4,926
Essential Utilities, Inc.	289	11,442
IDACORP, Inc.	62	7,162
National Fuel Gas Company	104	8,229
New Jersey Resources Corporation	113	5,537
NorthWestern Corporation	69	4,012
OGE Energy Corp.	229	10,528
One Gas, Inc.	66	4,955
Ormat Technologies, Inc.	65	4,595
Portland General Electric Company	123	5,478
Southwest Gas Holdings, Inc.	69	4,945
Spire Inc.	67	5,223
TXNM Energy, Inc.	104	5,563
UGI Corporation	246	8,127
		95,115
Communication Services 1.3%
EchoStar Corporation - Class A (a) (b)	137	3,505
Frontier Communications Parent, Inc. (a)	253	9,085
Iridium Communications Inc.	130	3,565
Nexstar Media Group, Inc. - Class A	33	5,900
The New York Times Company - Class A	186	9,226
Warner Music Group Corp. - Class A	165	5,164
ZoomInfo Technologies Inc. - Class A (a)	311	3,113
		39,558
Total Common Stocks (cost $2,962,650)		3,118,593
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	16,602	16,602
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	11,194	11,194
Total Short Term Investments (cost $27,796)		27,796
Total Investments 100.3% (cost $2,990,446)		3,146,389
Other Derivative Instruments 0.0%		32
Other Assets and Liabilities, Net (0.3)%		(8,494)
Total Net Assets 100.0%		3,137,927

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

as of March 31, 2025.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	45,303	99,262	127,963	276	—	—	16,602	0.5
JNL Government Money Market Fund, 4.30% - Class SL	12,083	31,733	32,622	52	—	—	11,194	0.4
	57,386	130,995	160,585	328	—	—	27,796	0.9

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	73	June 2025	21,540	32	(88)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,118,593	—	—	3,118,593
Short Term Investments	27,796	—	—	27,796
	3,146,389	—	—	3,146,389
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(88)	—	—	(88)
	(88)	—	—	(88)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.5%
Financials 19.0%
Ameris Bancorp	113	6,496
Amerisafe, Inc.	34	1,777
Apollo Commercial Real Estate Finance, Inc.	220	2,110
Arbor Realty Trust, Inc. (a)	330	3,875
Artisan Partners Asset Management Inc. - Class A	122	4,777
Assured Guaranty Ltd.	84	7,360
Atlantic Union Bank	227	7,083
Axos Financial, Inc. (b)	95	6,111
Banc of California, Inc.	240	3,412
BancFirst Corporation	35	3,861
Bancorp, Inc., The (b)	83	4,402
Bank of Hawaii Corporation	69	4,771
BankUnited, Inc.	130	4,463
Banner Corporation	60	3,820
Berkshire Hills Bancorp, Inc.	78	2,047
BGC Group, Inc. - Class A	651	5,969
Blackstone Mortgage Trust, Inc. - Class A (a)	301	6,025
Bread Financial Payments, Inc.	86	4,292
Brightsphere Investment Group Inc.	48	1,253
Brookline Bancorp, Inc.	155	1,694
Capitol Federal Financial	213	1,192
Cathay General Bancorp	124	5,353
Central Pacific Financial Corp.	48	1,300
City Holding Company	26	3,032
Cohen & Steers, Inc.	47	3,734
Community Financial System, Inc.	92	5,230
Customers Bancorp, Inc. (b)	51	2,550
CVB Financial Corp.	229	4,231
Dime Community Bancshares, Inc.	71	1,977
Donnelley Financial Solutions, Inc. (b)	47	2,058
Eagle Bancorp, Inc.	52	1,095
Ellington Financial Inc. (a)	158	2,096
Employers Holdings, Inc.	43	2,164
Encore Capital Group, Inc. (b)	42	1,438
Enova International, Inc. (b)	45	4,354
EVERTEC, Inc.	111	4,086
EZCORP, Inc. - Class A (b)	90	1,322
FB Financial Corporation	62	2,852
First Bancorp	73	2,914
First Bancorp.	284	5,446
First Commonwealth Financial Corporation	177	2,745
First Financial Bancorp.	167	4,166
First Hawaiian, Inc.	221	5,390
Franklin BSP Realty Trust, Inc.	145	1,848
Fulton Financial Corporation	318	5,748
Genworth Financial, Inc. - Class A (b)	746	5,289
Goosehead Insurance, Inc. - Class A	43	5,031
HA Sustainable Infrastructure Capital, Inc. (a)	208	6,075
Hanmi Financial Corporation	52	1,181
HCI Group, Inc.	15	2,212
Heritage Financial Corporation	60	1,466
Hilltop Holdings Inc.	79	2,412
Hope Bancorp, Inc.	210	2,198
Horace Mann Educators Corporation	71	3,015
Independent Bank Corp.	74	4,652
Jackson Financial Inc. - Class A (c)	129	10,801
KKR Real Estate Finance Trust Inc.	99	1,069
Lakeland Financial Corporation	45	2,660
Lincoln National Corporation	297	10,677
Mercury General Corporation	46	2,594
Moelis & Company - Class A	123	7,192
Mr. Cooper Group Inc. (b)	111	13,287
National Bank Holdings Corporation - Class A	66	2,524
Navient Corporation	130	1,643
NBT Bancorp Inc.	82	3,534
NCR Atleos Corporation (b)	127	3,343
New York Mortgage Trust, Inc.	155	1,003
NMI Holdings, Inc. - Class A (b)	137	4,936
Northwest Bancshares, Inc.	222	2,670
OFG Bancorp	80	3,193
Pacific Premier Bancorp, Inc.	169	3,595
Palomar Holdings, Inc. (b)	46	6,348
Park National Corporation	25	3,852
Pathward Financial, Inc.	42	3,050
Payoneer Global Inc. (b)	449	3,279
PennyMac Mortgage Investment Trust	151	2,205
Piper Sandler Companies	28	6,963
PJT Partners Inc. - Class A	41	5,709
PRA Group, Inc. (b)	69	1,421
Preferred Bank	21	1,772
ProAssurance Corporation (b)	91	2,134
PROG Holdings, Inc.	73	1,932
Provident Financial Services, Inc.	228	3,910
Radian Group Inc.	253	8,381
Ready Capital Corporation (a)	294	1,499
Redwood Trust, Inc.	234	1,420
Renasant Corporation	161	5,460
S & T Bancorp, Inc.	67	2,479
Safety Insurance Group, Inc.	26	2,036
Seacoast Banking Corporation of Florida	149	3,821
ServisFirst Bancshares, Inc.	88	7,245
Simmons First National Corporation - Class A	219	4,500
SiriusPoint Ltd. (b)	159	2,745
Southside Bancshares, Inc.	49	1,433
Stellar Bancorp, Inc.	84	2,318
StepStone Group Inc. - Class A	115	6,000
Stewart Information Services Corporation	48	3,459
StoneX Group Inc. (b)	75	5,713
Tompkins Financial Corporation	23	1,426
Triumph Financial, Inc. (b)	38	2,198
Trupanion, Inc. (b)	59	2,206
Trustco Bank Corp N Y	33	1,018
Trustmark Corporation	107	3,682
Two Harbors Investment Corp.	181	2,419
United Community Banks, Inc.	209	5,870
United Fire Group, Inc.	37	1,097
Veritex Holdings, Inc.	95	2,382
Virtu Financial, Inc. - Class A	141	5,378
Virtus Investment Partners, Inc.	12	2,010
WAFD, Inc.	141	4,039
Walker & Dunlop, Inc.	56	4,782
Westamerica Bancorporation	47	2,365
WisdomTree, Inc. (a)	198	1,769
World Acceptance Corporation (b)	6	738
WSFS Financial Corporation	103	5,323
		421,957
Industrials 17.7%
AAR Corp. (b)	62	3,448
ABM Industries Incorporated	109	5,147
AeroVironment, Inc. (b)	49	5,828
Air Lease Corporation - Class A	181	8,744
Alamo Group Inc.	18	3,216
Albany International Corp. - Class A	55	3,775
Allegiant Travel Company	26	1,333
Amentum Holdings, Inc. (b)	251	4,561
American Woodmark Corporation (b)	26	1,534
Apogee Enterprises, Inc.	38	1,756
Arcbest Corporation	41	2,872
Arcosa, Inc.	85	6,572
Armstrong World Industries, Inc.	76	10,719
Astec Industries, Inc.	40	1,376
AZZ Inc.	52	4,359
Boise Cascade Company	67	6,576
Brady Corporation - Class A	77	5,446
CoreCivic, Inc. (b)	192	3,892
CSG Systems International, Inc.	48	2,917
CSW Industrials, Inc.	29	8,545
Deluxe Corporation	77	1,216
DNOW Inc. (b)	184	3,149
DXP Enterprises, Inc. (b)	22	1,818
Dycom Industries, Inc. (b)	51	7,759
Enerpac Tool Group Corp. - Class A	95	4,249
Enpro Inc.	37	5,930
Enviri Corporation (b)	136	904
ESCO Technologies Inc.	45	7,170

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Everus Construction Group, Inc. (b)	89	3,304
Federal Signal Corporation	107	7,848
Forward Air Corporation (a) (b)	35	698
Franklin Electric Co., Inc.	69	6,452
Gates Industrial Corporation PLC (b)	397	7,308
GEO Group, Inc., The (b)	238	6,940
Gibraltar Industries, Inc. (b)	53	3,110
GMS Inc. (b)	68	4,960
Granite Construction Incorporated	76	5,709
Griffon Corporation	69	4,924
Hayward Holdings, Inc. (b)	248	3,446
Healthcare Services Group, Inc. (b)	129	1,302
Heartland Express, Inc.	78	718
Heidrick & Struggles International, Inc.	36	1,545
Hertz Global Holdings, Inc. (a) (b)	219	861
Hillenbrand, Inc.	123	2,967
HNI Corporation	83	3,686
Hub Group, Inc. - Class A	106	3,942
Insteel Industries, Inc.	34	907
Interface, Inc. - Class A	101	2,010
JBT Marel Corporation	81	9,852
JetBlue Airways Corporation (b)	529	2,549
Kadant Inc.	21	6,909
Kennametal Inc.	135	2,872
Korn Ferry	90	6,106
Kratos Defense & Security Solutions, Inc. (b)	266	7,894
Lindsay Corporation	19	2,423
Liquidity Services, Inc. (b)	40	1,253
Marten Transport, Ltd.	100	1,369
Masterbrand, Inc. (b)	221	2,889
Matson Intermodal - Paragon, Inc.	58	7,429
Matthews International Corporation - Class A	56	1,239
Mercury Systems, Inc. (b)	89	3,817
Millerknoll, Inc.	119	2,283
MOOG Inc. - Class A	50	8,582
Mueller Water Products, Inc. - Class A	271	6,894
MYR Group Inc. (b)	28	3,187
National Presto Industries, Inc.	9	815
NV5 Global, Inc. (b)	92	1,773
Openlane, Inc. (b)	187	3,598
Pitney Bowes Inc.	273	2,470
Powell Industries, Inc.	16	2,798
Proto Labs, Inc. (b)	42	1,475
Pursuit Attractions And Hospitality, Inc. (b)	37	1,307
Quanex Building Products Corporation	83	1,549
Resideo Technologies, Inc. (b)	257	4,547
Robert Half Inc.	175	9,571
Rush Enterprises, Inc. - Class A	109	5,820
RXO Inc (b)	247	4,715
Schneider National, Inc. - Class B	81	1,845
SkyWest, Inc. (b)	71	6,162
SPX Technologies, Inc. (b)	81	10,430
Standex International Corporation	21	3,367
Sun Country Airlines Holdings, Inc. (b)	67	825
Sunrun Inc. (a) (b)	392	2,298
Tennant Company	33	2,630
The Greenbrier Companies, Inc.	55	2,800
Titan International, Inc. (b)	86	722
Trinity Industries, Inc.	143	4,021
Triumph Group, Inc. (b)	135	3,422
Unifirst Corporation	26	4,560
Verra Mobility Corporation - Class A (b)	288	6,482
Vestis Corporation	198	1,961
Vicor Corporation (b)	40	1,862
Werner Enterprises, Inc.	108	3,168
Willscot Holdings Corporation - Class A	321	8,915
Worthington Industries, Inc.	55	2,747
Zurn Elkay Water Solutions Corporation	250	8,233
		391,883
Consumer Discretionary 12.7%
Academy Sports & Outdoors, Inc.	121	5,530
Acushnet Holdings Corp. (a)	48	3,264
Adient Public Limited Company (b)	147	1,897
Adtalem Global Education Inc. (b)	65	6,553
Advance Auto Parts, Inc. (a)	104	4,065
American Axle & Manufacturing Holdings, Inc. (b)	207	842
American Eagle Outfitters, Inc.	306	3,552
Asbury Automotive Group, Inc. (b)	34	7,557
BJ's Restaurants, Inc. (b)	40	1,376
Bloomin' Brands, Inc.	135	970
Boot Barn Holdings, Inc. (b)	53	5,738
BorgWarner Inc.	379	10,871
Brinker International, Inc. (b)	78	11,557
Caleres, Inc.	59	1,018
Carter's, Inc.	63	2,574
Cavco Industries, Inc. (b)	14	7,278
Century Communities, Inc.	48	3,192
Cheesecake Factory Incorporated, The (a)	82	3,973
Cracker Barrel Old Country Store, Inc.	38	1,488
Dana Incorporated	225	2,999
Dave & Buster's Entertainment, Inc. (a) (b)	52	918
Dorman Products, Inc. (b)	47	5,716
Dream Finders Homes, Inc. - Class A (a) (b)	48	1,087
Ethan Allen Interiors Inc.	39	1,075
ETSY, Inc. (b)	197	9,285
Foot Locker, Inc. (b)	143	2,020
Fox Factory Holding Corp. (b)	73	1,705
Frontdoor, Inc. (b)	132	5,090
Gentherm Incorporated (b)	55	1,461
G-III Apparel Group, Ltd. (b)	67	1,823
Golden Entertainment, Inc.	36	941
Green Brick Partners, Inc. (b)	54	3,122
Group 1 Automotive, Inc.	23	8,660
Guess ?, Inc. (a)	47	525
Hanesbrands Inc. (b)	615	3,551
Helen of Troy Limited (b)	40	2,150
Installed Building Products, Inc.	41	6,953
Jack in the Box Inc.	34	915
Kohl's Corporation (a)	198	1,620
Kontoor Brands, Inc.	87	5,557
La-Z-Boy Incorporated	72	2,831
LCI Industries	44	3,884
Leggett & Platt, Incorporated	237	1,876
LGI Homes, Inc. (b)	36	2,381
M/I Homes, Inc. (b)	47	5,423
MarineMax, Inc. (b)	35	760
Meritage Homes Corporation	126	8,958
Mister Car Wash, Inc. (b)	164	1,293
Monarch Casino & Resort, Inc.	23	1,752
Monro, Inc.	51	740
National Vision Holdings, Inc. (b)	138	1,758
Newell Brands Inc.	726	4,504
ODP Corporation, The (b)	51	737
Oxford Industries, Inc. (a)	26	1,529
Papa John's International, Inc.	57	2,322
Patrick Industries, Inc.	59	4,954
PENN Entertainment, Inc. (b)	261	4,261
Perdoceo Education Corporation	107	2,700
Phinia Inc.	71	3,024
Sabre Corporation (b)	673	1,892
Sally Beauty Holdings, Inc. (b)	178	1,606
Shake Shack, Inc. - Class A (b)	70	6,166
Shoe Carnival, Inc.	32	696
Signet Jewelers Limited	76	4,411
Six Flags Entertainment Corporation (b)	163	5,815
Skyline Champion Corporation (b)	92	8,721
Sonic Automotive, Inc. - Class A	26	1,469
Sonos, Inc. (b)	209	2,226
Standard Motor Products, Inc.	36	890
Steven Madden, Ltd.	126	3,350
Strategic Education, Inc.	42	3,565
Stride, Inc. (b)	75	9,447
Sturm, Ruger & Company, Inc.	28	1,118
The Buckle, Inc.	53	2,014
Topgolf Callaway Brands Corp. (a) (b)	246	1,624
TRI Pointe Homes Holdings, Inc. (b)	163	5,213
Upbound Group, Inc.	89	2,141
Urban Outfitters, Inc. (b)	98	5,151
Victoria's Secret & Co. (b)	137	2,551

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Winnebago Industries, Inc.	50	1,730
Wolverine World Wide, Inc.	142	1,970
XPEL, Inc. (b)	40	1,177
		281,098
Health Care 12.0%
ACADIA Pharmaceuticals Inc. (b)	215	3,575
AdaptHealth LLC - Class A (b)	189	2,045
Addus HomeCare Corporation (b)	31	3,101
ADMA Biologics, Inc. (b)	413	8,187
Alkermes Public Limited Company (b)	284	9,376
AMN Healthcare Services, Inc. (b)	66	1,612
Amphastar Pharmaceuticals, Inc. (b)	65	1,884
ANI Pharmaceuticals, Inc. (b)	29	1,949
Arcus Biosciences, Inc. (b)	115	903
Arrowhead Pharmaceuticals Inc (b)	220	2,799
Artivion, Inc. (b)	65	1,586
Astrana Health, Inc. (b)	73	2,272
Avanos Medical, Inc. (b)	78	1,123
Azenta, Inc. (b)	79	2,747
BioLife Solutions, Inc. (b)	63	1,439
Catalyst Pharmaceuticals, Inc. (b)	196	4,748
Certara, Inc. (b)	192	1,900
Collegium Pharmaceutical, Inc. (b)	55	1,654
Concentra Group Holdings Parent, Inc.	189	4,105
CONMED Corporation (a)	53	3,230
Corcept Therapeutics Incorporated (b)	163	18,599
CorVel Corporation (b)	48	5,331
Cytek Biosciences, Inc. (b)	177	711
Dynavax Technologies Corporation (b)	214	2,774
Embecta Corp.	102	1,304
Enovis Corporation (a) (b)	99	3,765
Fortrea Holdings Inc. (b)	159	1,202
Glaukos Corporation (b)	96	9,481
Harmony Biosciences Holdings, Inc. (b)	66	2,187
Healthstream, Inc.	43	1,379
ICU Medical, Inc. (b)	43	5,944
Innoviva, Inc. (b)	96	1,746
Inspire Medical Systems, Inc. (b)	52	8,253
Integer Holdings Corporation (b)	59	6,925
Integra LifeSciences Holdings Corporation (b)	115	2,539
Krystal Biotech, Inc. (b)	44	7,971
LeMaitre Vascular, Inc.	36	3,005
Ligand Pharmaceuticals Incorporated (b)	33	3,464
Merit Medical Systems, Inc. (b)	102	10,775
Mesa Laboratories, Inc.	10	1,149
Myriad Genetics, Inc. (b)	160	1,417
National HealthCare Corporation	22	2,005
Neogen Corporation (b)	342	2,969
Neogenomics, Inc. (b)	224	2,130
OmniAb, Inc. (b) (d)	16	—
OmniAb, Inc. (b) (d)	16	—
Omnicell, Inc. (b)	81	2,830
Organon & Co.	450	6,698
Owens & Minor, Inc. (b)	130	1,175
Pacira Pharmaceuticals, Inc. (b)	80	1,981
Patterson Companies, Inc.	137	4,283
Pediatrix Medical Group, Inc. (b)	148	2,141
Phibro Animal Health Corporation - Class A	37	783
Premier Healthcare Solutions, Inc. - Class A	160	3,081
Prestige Consumer Healthcare Inc. (b)	87	7,442
Privia Health Group Inc. (b)	180	4,050
Progyny, Inc. (b)	129	2,891
Protagonist Therapeutics, Inc. (b)	104	5,031
QuidelOrtho Corporation (b)	115	4,010
RadNet, Inc. (b)	114	5,661
Schrodinger, Inc. (a) (b)	97	1,914
Select Medical Holdings Corporation	182	3,038
Simulations Plus, Inc.	29	716
STAAR Surgical Company (b)	85	1,504
Supernus Pharmaceuticals, Inc. (b)	96	3,136
Tandem Diabetes Care, Inc. (b)	113	2,171
Teleflex Incorporated	81	11,177
TG Therapeutics, Inc. (b)	233	9,189
TransMedics Group, Inc. (a) (b)	59	3,945
U. S. Physical Therapy, Inc.	26	1,901
UFP Technologies, Inc. (b)	13	2,573
Vericel Corporation (b)	86	3,851
VIR Biotechnology, Inc. (b)	165	1,071
Xencor, Inc. (b)	120	1,276
		266,779
Information Technology 11.6%
A10 Networks, Inc.	130	2,122
ACI Worldwide, Inc. (b)	183	10,025
Adeia Inc.	189	2,498
Advanced Energy Industries, Inc.	66	6,276
Agilysys, Inc. (b)	39	2,831
Alarm.Com Holdings, Inc. (b)	86	4,804
Alpha and Omega Semiconductor Limited (b)	41	1,031
Arlo Technologies, Inc. (b)	173	1,706
Axcelis Technologies, Inc. (b)	57	2,823
Badger Meter, Inc.	51	9,768
Benchmark Electronics, Inc.	63	2,385
Blackline, Inc. (b)	91	4,386
Box, Inc. - Class A (b)	251	7,739
Calix, Inc. (b)	103	3,635
CEVA Inc. (b)	42	1,065
Cleanspark Inc. (a) (b)	485	3,257
Clear Secure, Inc. - Class A	164	4,251
Cohu, Inc. (b)	83	1,214
Corsair Gaming, Inc. (b)	77	681
CTS Corporation	52	2,176
Digi International Inc. (b)	65	1,808
DigitalOcean Holdings, Inc. (b)	111	3,715
Diodes Incorporated (b)	81	3,498
DoubleVerify Holdings, Inc. (b)	245	3,280
DXC Technology Company (b)	316	5,396
ePlus inc. (b)	46	2,812
Extreme Networks, Inc. (b)	232	3,066
Formfactor, Inc. (b)	135	3,829
Grid Dynamics Holdings, Inc. - Class A (b)	107	1,680
Harmonic, Inc. (b)	206	1,979
Ichor Holdings, Ltd. (b)	60	1,347
Impinj, Inc. (b)	40	3,642
Insight Enterprises, Inc. (b)	48	7,161
InterDigital, Inc. (a)	45	9,267
Itron, Inc. (b)	79	8,247
Knowles Corporation (b)	153	2,331
Kulicke and Soffa Industries, Inc.	93	3,072
LiveRamp Holdings, Inc. (b)	115	3,000
Mara Holdings, Inc. (a) (b)	592	6,814
MaxLinear, Inc. (b)	133	1,448
N-Able, Inc. (b)	120	854
NCR Voyix Corporation (b)	252	2,461
NetScout Systems, Inc. (b)	124	2,614
OSI Systems, Inc. (b)	27	5,299
PC Connection, Inc.	21	1,325
PDF Solutions, Inc. (b)	53	1,018
Penguin Solutions, Inc. (b)	93	1,614
Photronics, Inc. (b)	112	2,315
Plexus Corp. (b)	47	6,051
Progress Software Corporation	76	3,912
Qorvo, Inc. (b)	163	11,809
Rogers Corporation (b)	30	1,999
SanDisk LLC (b)	201	9,590
Sanmina Corporation (b)	95	7,228
ScanSource, Inc. (b)	39	1,311
Semtech Corporation (b)	150	5,162
Sitime Corporation (b)	33	5,102
SolarEdge Technologies Ltd. (a) (b)	101	1,640
SolarWinds Corporation	97	1,782
Sprinklr, Inc. - Class A (b)	192	1,604
SPS Commerce, Inc. (b)	66	8,798
Teradata Corporation (b)	166	3,732
TTM Technologies, Inc. (b)	177	3,637
Ultra Clean Holdings, Inc. (b)	78	1,668
Veeco Instruments Inc. (b)	101	2,034
ViaSat, Inc. (b)	147	1,534
Viavi Solutions Inc. (b)	388	4,345

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Vishay Intertechnology, Inc.	196	3,121
Wolfspeed, Inc. (a) (b)	271	831
Xerox Holdings Corporation (a)	205	990
		257,445
Real Estate 8.4%
Acadia Realty Trust	208	4,351
Alexander & Baldwin, Inc.	126	2,174
American Assets Trust, Inc.	83	1,681
Apple Hospitality REIT, Inc.	390	5,035
Armada Hoffler Properties, Inc.	143	1,074
ARMOUR Residential REIT, Inc. (a)	133	2,271
Brandywine Realty Trust	303	1,353
Caretrust REIT, Inc.	328	9,371
Centerspace	29	1,890
Curbline Properties Corp.	166	4,007
Cushman & Wakefield PLC (b)	402	4,104
DiamondRock Alpharetta Tenant, LLC	362	2,793
Douglas Emmett, Inc.	293	4,683
Easterly Government Properties, Inc.	173	1,839
ELME Communities	155	2,704
Essential Properties Realty Trust, Inc.	327	10,662
eXp World Holdings, Inc. (a)	149	1,456
Four Corners Property Trust, Inc.	174	4,988
Getty Realty Corp.	88	2,734
Global Net Lease, Inc.	346	2,781
Highwoods Properties, Inc.	187	5,545
Innovative Industrial Properties, Inc.	49	2,676
JBG Smith Properties (a)	147	2,370
Kennedy-Wilson Holdings, Inc.	206	1,784
LTC Properties, Inc.	79	2,800
LXP Industrial Trust	518	4,477
Macerich Company, The	433	7,434
Marcus & Millichap Company	42	1,445
Medical Properties Trust, Inc. (a)	1,048	6,322
Millrose Properties, Inc. - Class A	211	5,590
NexPoint Residential Trust, Inc.	39	1,552
OUTFRONT Media Inc.	239	3,859
Pebblebrook Hotel Trust	206	2,091
Phillips Edison & Company, Inc.	218	7,950
Ryman Hospitality Properties, Inc.	104	9,497
Safehold Inc.	80	1,492
Saul Centers, Inc.	22	778
SITE Centers Corp.	80	1,030
SL Green Realty Corp. (a)	122	7,063
St. Joe Company, The	66	3,103
Summit Hotel Properties, Inc.	190	1,026
Sunstone Hotel Investors, Inc.	348	3,271
Tanger Inc.	193	6,537
Terreno Realty Corporation	174	11,024
Uniti Group Inc.	427	2,150
Universal Health Realty Income Trust	22	917
Urban Edge Properties	218	4,149
Veris Residential, Inc.	142	2,403
Whitestone REIT	80	1,162
Xenia Hotels & Resorts, Inc.	180	2,122
		185,570
Materials 4.9%
AdvanSix Inc.	48	1,093
Alpha Metallurgical Resources, Inc. (b)	19	2,368
Balchem Corporation	57	9,432
Celanese Corporation - Class A	191	10,818
Century Aluminum Company (b)	92	1,707
Chemours Company, The	259	3,500
Element Solutions Inc.	386	8,736
FMC Corporation	218	9,177
H.B. Fuller Company	95	5,359
Hawkins, Inc.	33	3,523
Ingevity Corporation (b)	64	2,518
Innospec Inc.	44	4,129
Kaiser Aluminum Corporation	28	1,719
Koppers Holdings Inc.	35	992
Materion Corporation	36	2,951
Metallus Inc. (b)	67	890
Minerals Technologies Inc.	56	3,542
MP Materials Corp. - Class A (a) (b)	211	5,141
O-I Glass, Inc. (b)	268	3,078
Quaker Chemical Corporation	24	2,968
Sealed Air Corporation	255	7,360
Sensient Technologies Corporation	74	5,502
Stepan Company	37	2,045
SunCoke Energy, Inc.	150	1,378
Sylvamo Corporation	59	3,987
Warrior Met Coal, Inc.	92	4,373
Worthington Steel, Inc.	61	1,546
		109,832
Energy 4.5%
Archrock, Inc.	306	8,020
Atlas Energy Solutions Inc. (a)	124	2,220
Bristow Holdings U.S. Inc. (b)	43	1,354
Cactus, Inc. - Class A	116	5,333
California Resources Corporation	124	5,463
Comstock Resources, Inc. (a) (b)	158	3,213
Core Laboratories LP	83	1,243
Core Natural Resources, Inc.	89	6,825
Crescent Energy Company - Class A	321	3,611
CVR Energy, Inc.	61	1,187
Dorian LPG Ltd.	64	1,420
Helix Energy Solutions Group, Inc. (b)	252	2,092
Helmerich & Payne, Inc.	173	4,517
Innovex International, Inc. (b)	68	1,226
International Seaways, Inc.	71	2,369
Liberty Energy Inc. - Class A	283	4,474
Magnolia Oil & Gas Corporation - Class A	332	8,392
Northern Oil and Gas Incorporated	173	5,221
Oceaneering International, Inc. (b)	176	3,848
Par Pacific Holdings, Inc. (b)	98	1,393
Patterson-UTI Energy, Inc.	614	5,049
Peabody Energy Corporation	212	2,873
Propetro Holding Corp. (b)	134	985
REX American Resources Corporation (b)	26	989
RPC, Inc.	146	803
SM Energy Company	199	5,975
Talos Energy Inc. (b)	218	2,122
Tidewater Inc. (b)	84	3,537
Vital Energy, Inc. (a) (b)	49	1,033
World Kinect Corporation	101	2,858
		99,645
Consumer Staples 3.2%
Andersons, Inc., The	57	2,438
B&G Foods, Inc. (a)	140	965
Cal-Maine Foods, Inc.	71	6,451
Central Garden & Pet Company (b)	15	544
Central Garden & Pet Company - Class A (b)	90	2,939
Del Monte Fresh Produce Company	59	1,830
Edgewell Personal Care Colombia S A S	84	2,622
Energizer Holdings, Inc.	114	3,424
Freshpet, Inc. (b)	85	7,029
Grocery Outlet Holding Corp. (b)	170	2,378
Interparfums, Inc.	31	3,565
J&J Snack Foods Corp.	27	3,584
John B. Sanfilippo & Son, Inc.	16	1,152
MGPI Processing, Inc.	24	707
National Beverage Corp.	41	1,716
PriceSmart, Inc.	43	3,798
Simply Good Foods Company, The (b)	160	5,521
Spartannash Company	57	1,159
The Chefs' Warehouse, Inc. (b)	61	3,308
Tootsie Roll Industries, Inc.	30	960
Treehouse Foods, Inc. (b)	79	2,137
United Natural Foods, Inc. (b)	104	2,844
Universal Corporation	43	2,404
USANA Health Sciences, Inc. (b)	20	533
WD-40 Company	24	5,766
WK Kellogg Co (a)	116	2,304
		72,078
Communication Services 3.0%
Cable One, Inc.	8	2,117
CarGurus, Inc. - Class A (b)	154	4,477

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Cars.com Inc. (b)	102	1,151
Cinemark Holdings, Inc. (a)	186	4,640
Cogent Communications Holdings, Inc.	74	4,524
Gogo, Inc. (a) (b)	103	892
IAC Inc. (b)	124	5,687
John Wiley & Sons, Inc. - Class A	72	3,190
Lumen Technologies, Inc. (b)	1,772	6,947
QuinStreet, Inc. (b)	97	1,727
Scholastic Corporation	42	794
Shenandoah Telecommunications Company	78	979
Shutterstock, Inc.	41	755
Sphere Entertainment Co. - Class A (b)	29	5,712
TechTarget, Inc. (b)	50	740
TEGNA Inc.	281	5,119
Telephone and Data Systems, Inc.	170	6,598
Thryv Holdings, Inc. (b)	69	880
TripAdvisor, Inc. (b)	191	2,703
Yelp Inc. (b)	115	4,263
Ziff Davis, Inc. (b)	75	2,810
		66,705
Utilities 2.5%
American States Water Company	66	5,196
Avista Corporation	138	5,759
California Water Service Group	104	5,040
Chesapeake Utilities Corporation	40	5,129
Clearway Energy, Inc. - Class A	62	1,774
Clearway Energy, Inc. - Class C	143	4,324
MDU Resources Group, Inc.	356	6,016
MGE Energy, Inc.	63	5,886
Middlesex Water Company	31	1,972
Northwest Natural Holding Company	70	2,999
Otter Tail Corporation	73	5,873
SJW Group	52	2,866
Unitil Corporation	28	1,637
		54,471
Total Common Stocks (cost $2,289,798)		2,207,463
INVESTMENT COMPANIES 0.1%
iShares Core S&P Small Cap ETF	29	3,038
Total Investment Companies (cost $3,106)		3,038
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 1.7%
JNL Government Money Market Fund - Class SL, 4.30% (c) (e)	38,059	38,059
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.20% (c) (e)	8,115	8,115
Total Short Term Investments (cost $46,174)		46,174
Total Investments 101.7% (cost $2,339,078)		2,256,675
Other Derivative Instruments (0.0)%		(54)
Other Assets and Liabilities, Net (1.7)%		(37,195)
Total Net Assets 100.0%		2,219,426

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	12,006	—	780	106	443	(868)	10,801	0.5
JNL Government Money Market Fund, 4.30% - Class SL	37,184	79,472	78,597	336	—	—	38,059	1.7
JNL Government Money Market Fund, 4.20% - Class I	9,925	54,235	56,045	82	—	—	8,115	0.4
	59,115	133,707	135,422	524	443	(868)	56,975	2.6

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	109	June 2025	11,231	(54)	(184)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,207,463	—	—	2,207,463
Investment Companies	3,038	—	—	3,038
Short Term Investments	46,174	—	—	46,174
	2,256,675	—	—	2,256,675
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(184)	—	—	(184)
	(184)	—	—	(184)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 45.4%
Financials 10.7%
A SPAC III Acquisition Corp. - Class A (a)	10	102
Adyen N.V. (a) (b)	4	6,514
Agriculture & Natural Solutions Acquisition Corp. - Class A (a)	109	1,167
AI Transportation Acquisition Corp. (a)	14	157
Aldel Financial II Inc. - Class A (a)	60	610
Andretti Acquisition Corp. II - Class A (a)	54	545
AON Public Limited Company - Class A	4	1,777
Archimedes Tech Spac Partners II Co. (a)	19	189
Ares Acquisition Corp II - Class A (a)	138	1,541
Black Spade Acquisition Co - Class A (a)	10	98
Bleichroeder Acquisition Corp. I - Class A (a)	60	599
Block, Inc. - Class A (a) (c)	37	2,002
Brookline Bancorp, Inc.	8	83
Bukit Jalil Global Acquisition 1 Ltd (a)	5	59
Cantor Equity Partners I, Inc. - Class A (a)	9	92
Cayson Acquisition Corp. (a)	16	161
Centurion Acquisition Corp. - Class A (a)	17	170
Charlton Aria Acquisition Corp. - Class A (a)	10	104
Chenghe Acquisition II Co. - Class A (a)	5	53
Churchill Capital Corp IX (a)	10	111
CI Financial Corp.	106	2,294
Citigroup Inc.	33	2,354
ClimateRock - Class A (a)	8	98
Discover Financial Services	32	5,486
Drugs Made In America Acquisition Corp. (a)	25	254
DT Cloud Acquisition Corp. (a)	23	243
Dynamix Corporation - Class A (a)	9	94
FACT II Acquisition Corp. - Class A (a)	44	442
FG Merger II Corp. (a)	16	149
First Bancshares Inc.	37	1,263
Future Vision II Acquisition Corp (a)	10	103
Gesher Acquisition Corporation II (a)	11	109
GigCapital7 Corp. - Class A (a)	38	383
Global Lights Acquisition Corp. (a)	6	65
GP-Act III Acquisition Corp. - Class A (a)	13	134
Graf Global Corp. - Class A (a)	9	90
GSR III Acquisition Corp. (a)	489	4,909
Haymaker Acquisition Corp. IV - Class A (a)	12	131
HCM II Acquisition Corp. - Class A (a)	13	137
Horizon Space Acquisition I Corp. (a)	36	425
Horizon Space Acquisition II Corp. (a)	21	212
Iron Horse Acquisitions Corp. (a)	11	113
Jack Henry & Associates, Inc. (c)	13	2,295
Jackson Acquisition Co II (a)	42	431
Jefferies Financial Group Inc.	20	1,092
K&F Growth Acquisition Corp II (a)	11	114
K&F Growth Acquisition Corp II - Class A (a)	52	518
Launch Two Acquisition Corp. - Class A (a)	37	373
Legato Merger Corp. (a)	21	217
Live Oak Acquisition Corp V (a)	10	99
LPL Financial Holdings Inc.	13	4,033
Maywood Acquisition Corp. - Class A (a)	19	193
Melar Acquisition Corp. I - Class A (a)	27	278
Moneylion Technologies Inc. - Class A (a)	14	1,250
Moody's Corporation	9	4,036
Mountain Lake Acquisition Corp. (a)	38	394
Mountain Lake Acquisition Corp. - Class A (a)	16	156
MSCI Inc. - Class A	3	1,628
Nabors Energy Transition Corp. - Class A (a)	34	369
NCR Atleos Corporation (a)	16	418
Newbury Street Acquisition Corporation - Class A (a)	26	259
NewHold Investment Corp. III (a)	9	96
Plum Acquisition Corp. IV - Class A (a)	42	417
Primerica, Inc.	19	5,487
ProAssurance Corporation (a)	11	259
Roman DBDR Acquisition Corp. II (a)	13	138
Ryan Specialty Group Holdings, Inc. - Class A	55	4,099
Sandy Spring Bancorp, Inc.	19	518
SEI Investments Company (c)	26	2,031
SilverBox Corp IV - Class A (a)	18	180
SIM Acquisition Corp. I - Class A (a)	73	751
SK Growth Opportunities Corporation - Class A (a)	27	330
Spark I Acquisition Corp. - Class A (a)	20	215
Stellar V Capital Corp. (a)	9	92
Stichting Administratiekantoor Unigel Creditors (a) (d)	1	—
Stichting Administratiekantoor Unigel Creditors (a) (d)	—	—
Tavia Acquisition Corp (a)	19	196
Tavia Acquisition Corp (a)	14	146
TLGY Acquisition Corporation - Class A (a)	14	168
Triumph Financial, Inc. (a)	52	3,018
UY Scuti Acquisition Corp. (a)	5	46
Vine Hill Capital Investment Corp. - Class A (a)	51	520
Visa Inc. - Class A (c)	38	13,396
Voyager Acquisition Corp. - Class A (a)	58	590
Wells Fargo & Company	15	1,105
Willow Lane Acquisition Corp. - Class A (a)	19	189
YHN Acquisition I Ltd (a)	19	194
		87,956
Communication Services 9.5%
Alphabet Inc. - Class A	87	13,447
Alphabet Inc. - Class C (c)	28	4,319
Comcast Corporation - Class A (c)	95	3,511
EchoStar Corporation - Class A (a)	8	208
Endeavor Group Holdings, Inc. - Class A (e)	288	7,932
Former Charter Communications Parent, Inc. - Class A (a)	3	1,245
Frontier Communications Parent, Inc. (a)	64	2,302
Liberty Broadband Corporation - Series A (a)	11	905
Meta Platforms, Inc. - Class A (c)	43	24,444
Netflix, Inc. (a) (c)	15	13,722
NEXON Co., Ltd.	35	473
Nintendo Co., Ltd.	14	921
Oi S.A. - Em Recuperacao Judicial - ADR (d)	9	4
The Interpublic Group of Companies, Inc.	65	1,756
Trade Desk, Inc., The - Class A (a)	59	3,229
		78,418
Consumer Discretionary 5.1%
Alibaba Group Holding Limited - ADR (c)	21	2,794
Amazon.com, Inc. (a)	83	15,874
CarMax, Inc. (a)	13	1,018
Compagnie Financiere Richemont SA	5	832
Delivery Hero SE (a) (b)	5	114
Everi Holdings Inc. (a)	96	1,307
Home Depot, Inc., The	7	2,530
Marriott International, Inc. - Class A	3	614
Pool Corporation	11	3,526
Prosus N.V. - Class N	25	1,150
Tesla Inc. (a) (c)	34	8,795
Under Armour, Inc. - Class A (a) (c)	209	1,308
Vail Resorts, Inc.	5	740
Vitamin Oldco Holdings, Inc. (a) (d)	3	—
Yum China Holdings, Inc.	28	1,474
		42,076
Health Care 5.0%
Amedisys, Inc. (a)	7	639
Bio-Rad Laboratories, Inc. - Class A (a)	2	520
Cooper Companies, Inc., The (a)	25	2,139
Doximity, Inc. - Class A (a) (c)	77	4,455
Eurofins Scientific SE	14	770
Icon Public Limited Company (a)	3	541
Intra-Cellular Therapies, Inc. (a)	26	3,374
Novartis AG - ADR (c)	51	5,729
Novo Nordisk A/S - ADR (c)	58	4,062
Patterson Companies, Inc.	1	20
Regeneron Pharmaceuticals, Inc. (c)	9	5,415
Vertex Pharmaceuticals Incorporated (a) (c)	21	10,162
West Pharmaceutical Services, Inc.	7	1,567
Zoetis Inc. - Class A	11	1,839
		41,232
Industrials 4.8%
Azelis Group	17	297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Beacon Roofing Supply, Inc. (a)	28	3,516
Boeing Company, The (a) (c)	56	9,561
Expeditors International of Washington, Inc. - Class A (c)	6	742
Ferguson Enterprises Inc.	7	1,142
Fortune Brands Innovations, Inc.	5	282
H&E Equipment Services, Inc.	19	1,818
Hoshizaki Corporation	2	96
Howmet Aerospace Inc.	4	462
Lennox International Inc.	5	3,023
LG Corp.	13	568
Old Dominion Freight Line, Inc.	14	2,298
Safran	6	1,565
Samsung C&T Corporation	6	476
Swire Pacific Limited - Class A	18	162
The AZEK Company Inc. - Class A (a)	46	2,228
TransUnion	44	3,690
Uber Technologies, Inc. (a)	7	506
UL Solutions Inc. - Class A	18	1,021
Verisk Analytics, Inc. (c)	11	3,270
Watts Water Technologies, Inc. - Class A	12	2,377
Westinghouse Air Brake Technologies Corporation	3	455
		39,555
Information Technology 4.1%
Analog Devices, Inc.	12	2,450
Avaya Holdings Corp. (a)	26	151
Avaya Inc. (a)	2	10
Broadcom Inc.	1	191
CDW Corp. (c)	12	1,967
Enfusion, Inc. - Class A (a)	19	210
Gamehaus Holdings Inc. - Class A (a)	1	2
Hirose Electric Co., Ltd.	2	232
Intuit Inc. (c)	5	2,899
Juniper Networks, Inc.	42	1,508
nCino OpCo, Inc. (a)	144	3,955
NCR Voyix Corporation (a)	24	230
Nokia Oyj - Series A - ADR	21	112
NXP Semiconductors N.V.	4	804
Oracle Corporation (c)	73	10,198
Riverbed Holdings, Inc. (a) (d)	7	—
Salesforce, Inc. (c)	24	6,523
TE Connectivity Public Limited Company	15	2,171
		33,613
Consumer Staples 3.4%
American Beverage Co Ambev - ADR (c)	1,025	2,389
Celsius Holdings, Inc. (a)	82	2,932
Heineken Holding N.V.	25	1,801
JDE Peet's N.V.	52	1,147
Kellanova (c)	89	7,338
Lamb Weston Holdings, Inc.	30	1,597
Meridan Management Ltd - GDR (a) (b) (d)	38	—
Monster Beverage 1990 Corporation (a) (c)	159	9,299
Orion Incorporation	4	338
Pernod Ricard	7	715
Rohto Pharmaceutical Co., Ltd. (f)	5	72
Shiseido Company, Limited	8	149
		27,777
Materials 1.8%
Berry Global Group, Inc.	54	3,789
Glencore PLC	215	784
Grupo Mexico, S.A.B. de C.V. - Class B	43	213
Holcim AG	23	2,446
International Flavors & Fragrances Inc.	22	1,730
Reynolds Group Holdings Limited	108	1,945
United States Steel Corporation (c) (g)	87	3,696
		14,603
Energy 0.9%
ChampionX Corporation (c)	176	5,253
Gulfport Energy Operating Corporation (a)	2	432
Kinder Morgan, Inc.	26	735
McDermott International, Ltd. (a)	30	407
McDermott International, Ltd. (a)	3	46
McDermott International, Ltd. (a)	—	6
NOV Inc.	20	309
		7,188
Real Estate 0.1%
Douglas Emmett, Inc.	35	566
Vornado Realty Trust	13	475
		1,041
Utilities 0.0%
PG&E Corporation	6	106
Total Common Stocks (cost $280,783)		373,565
CORPORATE BONDS AND NOTES 27.6%
Information Technology 8.8%
A10 Networks, Inc.
2.75%, 04/01/30 (c) (h) (i)	570	557
Akamai Technologies, Inc.
0.13%, 05/01/25 (c) (h)	972	960
0.38%, 09/01/27 (c) (h)	1,596	1,547
1.13%, 02/15/29 (c) (h)	638	602
Alarm.Com Holdings, Inc.
0.00%, 01/15/26 (c) (h) (j)	228	219
Alkami Technology, Inc.
1.50%, 03/15/30 (c) (h) (i)	128	138
AMS-Osram AG
2.13%, 11/03/27, EUR (b) (h)	200	186
Applied Digital Corporation
2.75%, 06/01/30 (c) (h) (i)	711	600
Applied Optoelectronics, Inc.
2.75%, 01/15/30 (c) (h)	475	372
Bentley Systems, Incorporated
0.38%, 07/01/27 (c) (h)	847	767
BigBear.ai Holdings, LLC
6.00%, 12/15/29 (c) (h) (i) (k)	356	390
Bitdeer Technologies Group
8.50%, 08/15/29 (c) (h)	881	1,161
5.25%, 12/01/29 (c) (h) (i)	694	642
Blackline, Inc.
0.00%, 03/15/26 (c) (h) (j)	125	119
1.00%, 06/01/29 (c) (h) (i)	170	166
Box, Inc.
0.00%, 01/15/26 (c) (h) (j)	557	692
1.50%, 09/15/29 (c) (h) (i)	552	531
Cleanspark Inc.
0.00%, 06/15/30 (c) (h) (i) (j)	255	185
Cloudflare, Inc.
0.00%, 08/15/26 (c) (h) (j)	1,822	1,830
Confluent, Inc.
0.00%, 01/15/27 (c) (h) (j)	1,422	1,302
Core Scientific, Inc.
3.00%, 09/01/29 (c) (h) (i)	638	674
Datadog, Inc.
0.13%, 06/15/25 (c) (h)	2,118	2,354
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (c) (h) (j)	3,031	2,828
Dropbox, Inc.
0.00%, 03/01/26 - 03/01/28 (c) (h) (j)	1,543	1,516
Enphase Energy, Inc.
0.00%, 03/01/26 - 03/01/28 (c) (h) (j)	1,217	1,146
FARO Technologies, Inc.
5.50%, 02/01/28 (c) (h)	490	503
Five9, Inc.
0.50%, 06/01/25 (c) (h)	1,884	1,853
1.00%, 03/15/29 (c) (h)	47	40
Guidewire Software, Inc.
1.25%, 11/01/29 (c) (h) (i)	45	46
HubSpot, Inc.
0.38%, 06/01/25 (c) (h)	2,004	3,980
Infinera Corporation
3.75%, 08/01/28 (h)	1,982	2,500
InterDigital, Inc.
3.50%, 06/01/27 (c) (h)	528	1,417
JAMF Holding Corp.
0.13%, 09/01/26 (c) (h)	47	44
Lenovo Group Limited
2.50%, 08/26/29 (b) (h)	261	356

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Lumentum Holdings Inc.
0.50%, 12/15/26 - 06/15/28 (c) (h)	3,366	3,414
1.50%, 12/15/29 (c) (h)	238	280
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 (c) (h)	35	45
0.00%, 12/15/29 (c) (h) (i) (j)	328	298
Mara Holdings, Inc.
0.00%, 03/01/30 (c) (h) (i) (j)	119	84
2.13%, 09/01/31 (c) (h) (i)	49	39
Microchip Technology Incorporated
0.75%, 06/01/30 (c) (h) (i)	1,036	968
MicroStrategy Incorporated
0.00%, 03/01/30 (c) (h) (i) (j)	47	45
0.63%, 03/15/30 (c) (h)	48	96
2.25%, 06/15/32 (c) (h) (i)	519	834
Mitek Systems, Inc.
0.75%, 02/01/26 (c) (h)	1,257	1,205
MKS Instruments, Inc.
1.25%, 06/01/30 (c) (h) (i)	47	42
Nutanix, Inc.
0.25%, 10/01/27 (c) (h)	353	469
0.50%, 12/15/29 (c) (h) (i)	638	670
Okta, Inc.
0.13%, 09/01/25 (c) (h)	1,856	1,806
ON Semiconductor Corporation
0.00%, 05/01/27 (c) (h) (j)	1,485	1,569
0.50%, 03/01/29 (c) (h)	499	428
OSI Systems, Inc.
2.25%, 08/01/29 (c) (h) (i)	535	651
Pagaya Us Holding Company LLC
6.13%, 10/01/29 (c) (h) (i)	269	298
Pagerduty, Inc.
1.50%, 10/15/28 (c) (h)	119	118
PAR Technology Corporation
2.88%, 04/15/26 (c) (h)	94	144
1.50%, 10/15/27 (c) (h)	166	177
1.00%, 01/15/30 (c) (h) (i)	95	89
Penguin Solutions, Inc.
2.00%, 02/01/29 - 08/15/30 (c) (h) (i)	2,443	2,415
Porch Group Inc
0.75%, 09/15/26 (c) (h) (i)	845	731
Progress Software Corporation
1.00%, 04/15/26 (c) (h)	342	363
3.50%, 03/01/30 (c) (h)	1,068	1,117
PROS Holdings, Inc.
2.25%, 09/15/27 (c) (h)	914	856
Q2 Holdings, Inc.
0.13%, 11/15/25 (c) (h)	917	890
0.75%, 06/01/26 (c) (h)	1,627	1,772
Semtech Corporation
1.63%, 11/01/27 (c) (h)	1,336	1,649
Shopify Inc.
0.13%, 11/01/25 (c) (h)	2,823	2,826
Snowflake Inc.
0.00%, 10/01/27 - 10/01/29 (c) (h) (i) (j)	3,580	4,130
Super Micro Computer, Inc.
2.25%, 07/15/28 (c) (h) (i)	238	244
3.50%, 03/01/29 (c) (h)	119	115
TeraWulf Inc.
2.75%, 02/01/30 (c) (h) (i)	49	34
Tyler Technologies, Inc.
0.25%, 03/15/26 (c) (h)	255	310
Unity Software Inc.
0.00%, 11/15/26 (c) (h) (j)	825	760
0.00%, 03/15/30 (c) (h) (i) (j)	95	85
Varonis Systems, Inc.
1.25%, 08/15/25 (c) (h)	234	313
1.00%, 09/15/29 (c) (h) (i)	119	109
Veeco Instruments Inc.
3.75%, 06/01/27 (c) (h)	352	560
2.88%, 06/01/29 (c) (h)	976	1,007
Verint Systems Inc.
0.25%, 04/15/26 (c) (h)	968	918
Vertex, Inc.
0.75%, 05/01/29 (c) (h) (i)	446	531
Viavi Solutions Inc.
1.63%, 03/15/26 (c) (h)	48	51
Vishay Intertechnology, Inc.
2.25%, 06/15/25 - 09/15/30 (c) (h)	1,711	1,547
Western Digital Corporation
3.00%, 11/15/28 (c) (h)	1,694	2,179
Workiva Inc.
1.25%, 08/15/28 (c) (h)	119	111
Zscaler, Inc.
0.13%, 07/01/25 (c) (h)	689	909
		72,524
Health Care 5.0%
Alphatec Holdings, Inc.
0.75%, 08/01/26 (c) (h)	512	507
0.75%, 03/15/30 (c) (h) (i)	1,188	1,176
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 (c) (h)	262	231
ANI Pharmaceuticals, Inc.
2.25%, 09/01/29 (c) (h) (i)	1,554	1,737
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (c) (h)	238	224
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (h)	810	786
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (c) (h)	1,635	1,761
CONMED Corporation
2.25%, 06/15/27 (c) (h)	2,374	2,239
DexCom, Inc.
0.25%, 11/15/25 (c) (h)	2,875	2,791
0.38%, 05/15/28 (c) (h)	52	46
Dynavax Technologies Corporation
2.00%, 03/15/30 (b) (c) (h)	275	271
Enovis Corporation
3.88%, 10/15/28 (c) (h)	61	63
Envista Holdings Corporation
1.75%, 08/15/28 (c) (h)	221	199
Evolent Health, Inc.
1.50%, 10/15/25 (c) (h)	1,003	974
3.50%, 12/01/29 (c) (h)	485	391
Exact Sciences Corporation
0.38%, 03/15/27 - 03/01/28 (c) (h)	3,725	3,342
Guardant Health, Inc.
0.00%, 11/15/27 (c) (h) (j)	2,613	2,292
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 (c) (h)	61	64
1.00%, 08/15/28 (c) (h)	127	162
Health Catalyst, Inc.
2.50%, 04/15/25 (c) (h)	1,534	1,528
Immunocore Holdings PLC
2.50%, 02/01/30 (c) (h)	318	265
Innoviva, Inc.
2.13%, 03/15/28 (c) (h)	1,645	1,583
Inotiv, Inc.
3.25%, 10/15/27 (c) (h)	863	284
Insulet Corporation
0.38%, 09/01/26 (c) (h)	1,613	2,037
Integer Holdings Corporation
1.88%, 03/15/30 (c) (h) (i)	191	192
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (c) (h)	2,540	2,494
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28 (c) (h)	46	44
Jazz Investments I Limited
2.00%, 06/15/26 (c) (h)	2,126	2,187
3.13%, 09/15/30 (c) (h) (i)	213	234
Lantheus Holdings, Inc.
2.63%, 12/15/27 (c) (h)	1,059	1,491
LivaNova PLC
2.50%, 03/15/29 (h) (i)	202	192
Merit Medical Systems, Inc.
3.00%, 02/01/29 (c) (h) (i)	48	65
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (h)	670	651

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (c) (h)	123	200
Neogenomics, Inc.
1.25%, 05/01/25 (c) (h)	1,187	1,177
OPKO Health, Inc.
3.75%, 01/15/29 (c) (h)	354	579
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (c) (h)	1,100	1,075
2.13%, 05/15/29 (c) (h) (i)	624	605
Pharming Group N.V.
4.50%, 04/25/29, EUR (b) (h)	600	636
PTC Therapeutics, Inc.
1.50%, 09/15/26 (c) (h)	411	487
Repligen Corporation
1.00%, 12/15/28 (c) (h)	356	349
Semler Scientific, Inc.
4.25%, 08/01/30 (c) (h) (i)	71	55
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 (c) (h)	237	223
Teladoc Health, Inc.
1.25%, 06/01/27 (c) (h)	192	175
TransMedics Group, Inc.
1.50%, 06/01/28 (c) (h)	650	701
Travere Therapeutics, Inc.
2.50%, 09/15/25 (c) (h)	610	596
2.25%, 03/01/29 (c) (h)	24	24
Varex Imaging Corporation
4.00%, 06/01/25 (c) (h)	1,588	1,564
		40,949
Consumer Discretionary 4.5%
Airbnb, Inc.
0.00%, 03/15/26 (c) (h) (j)	406	388
Alibaba Group Holding Limited
0.50%, 06/01/31 (c) (h) (i)	2,332	3,318
Carnival Corporation
5.75%, 12/01/27 (c) (h)	735	1,222
Cheesecake Factory Incorporated, The
0.38%, 06/15/26 (c) (h)	318	309
2.00%, 03/15/30 (c) (h) (i)	833	791
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/26 (c) (h)	1,477	1,423
Delivery Hero SE
1.00%, 01/23/27, EUR (b) (h)	1,300	1,320
1.50%, 01/15/28, EUR (b) (h)	100	96
3.25%, 02/21/30, EUR (b) (h)	500	522
DK Crown Holdings Inc.
0.00%, 03/15/28 (c) (h) (j)	48	42
ETSY, Inc.
0.13%, 09/01/27 (c) (h)	501	439
0.25%, 06/15/28 (c) (h)	510	430
Everi Holdings Inc.
5.00%, 07/15/29 (i)	792	793
Expedia Group, Inc.
0.00%, 02/15/26 (c) (h) (j)	2,033	1,994
Fisker Group Inc.
0.00%, 09/15/26 (a) (c) (h) (i) (l)	2,160	9
Flight Centre Travel Group Limited
2.50%, 11/17/27, AUD (b) (h)	400	252
1.63%, 11/01/28, AUD (b) (h)	1,800	1,092
Ford Motor Company
0.00%, 03/15/26 (c) (h) (j)	1,785	1,764
GameStop Corp.
0.00%, 04/01/30 (h) (i) (j)	914	941
Gol Finance LLP
14.82%, 04/29/25 (c) (i) (m)	2,560	2,637
14.82%, 04/29/25 (i) (m)	1,875	1,931
Groupon, Inc.
6.25%, 03/15/27 (c) (h)	145	150
Guess ?, Inc.
3.75%, 04/15/28 (c) (h)	446	407
H World Group Limited
3.00%, 05/01/26 (c) (h)	425	470
JD.com, Inc.
0.25%, 06/01/29 (c) (h) (i)	960	1,105
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (h)	800	845
0.63%, 02/09/28, EUR (b) (h)	100	104
LCI Industries
1.13%, 05/15/26 (c) (h)	287	274
3.00%, 03/01/30 (c) (h) (i)	1,304	1,270
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (c) (h) (j)	2,916	2,797
3.25%, 12/15/27 (c) (h)	641	594
McLaren Finance PLC
7.50%, 08/01/26 (i)	2,536	2,522
Meritage Homes Corporation
1.75%, 05/15/28 (c) (h) (i)	170	166
NCL Corporation Ltd.
1.13%, 02/15/27 (c) (h)	674	651
2.50%, 02/15/27 (c) (h)	723	713
PENN Entertainment, Inc.
2.75%, 05/15/26 (c) (h)	317	322
Pinduoduo (Shanghai) Network Technology Co., Ltd.
0.00%, 12/01/25 (c) (h) (j)	711	700
Realreal, Inc., The
1.00%, 03/01/28 (c) (h)	250	195
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (c) (h) (i) (l)	1,305	2
Trip.com Group Limited
0.75%, 06/15/29 (c) (h) (i)	1,259	1,485
Wayfair Inc.
0.63%, 10/01/25 (h)	780	756
1.00%, 08/15/26 (h)	57	53
Winnebago Industries, Inc.
3.25%, 01/15/30 (c) (h)	48	42
		37,336
Financials 3.5%
360 Financial, Inc.
0.50%, 04/01/30 (c) (h) (i)	638	645
ABRA Global Finance
5.00%, 03/02/28 (c) (i) (k)	2,627	2,635
6.00%, 10/22/29 (c) (i) (k)	144	138
Affirm Holdings, Inc.
0.00%, 11/15/26 (c) (h) (j)	1,324	1,217
0.75%, 12/15/29 (c) (h) (i)	17	15
Alpha Holding, S.A. de C.V
0.00%, 12/31/25 (a) (i) (l)	236	1
AssuredPartners, Inc.
5.63%, 01/15/29 (i)	1,311	1,308
7.50%, 02/15/32 (i)	2,013	2,150
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 (c) (h)	24	23
Block, Inc.
0.25%, 11/01/27 (c) (h)	240	211
Capital Southwest Corporation
5.13%, 11/15/29 (c) (h)	99	97
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (n)	242	236
5.00%, (100, 12/01/27) (n)	33	32
Coinbase Global, Inc.
0.50%, 06/01/26 (c) (h)	909	884
Encore Capital Group, Inc.
3.25%, 10/01/25 (c) (h)	893	906
4.00%, 03/15/29 (c) (h)	1,665	1,507
EZCORP, Inc.
3.75%, 12/15/29 (c) (h) (i)	828	1,223
Hercules Capital, Inc.
4.75%, 09/01/28 (c) (h) (i)	42	41
MoneyGram International, Inc.
9.00%, 06/01/30 (i)	268	243
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (i)	176	176
Operadora de Servicios Mega SA de CV SOFOM ER.
0.00%, 12/31/25 (a) (i) (l)	200	91
Ping An Insurance (Group) Company of China, Ltd.
0.88%, 07/22/29 (b) (h)	400	483

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Repay Holdings Corporation
0.00%, 02/01/26 (c) (h) (i) (j)	1,946	1,855
2.88%, 07/15/29 (c) (h) (i)	147	126
Shift4 Payments, LLC
0.00%, 12/15/25 (c) (h) (j)	3,259	3,708
0.50%, 08/01/27 (c) (h)	612	621
SoFi Technologies, Inc.
0.00%, 10/15/26 (c) (h) (i) (j)	120	119
1.25%, 03/15/29 (c) (h) (i)	1,663	2,380
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/25 (a) (i) (l)	200	4
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (b) (k)	263	8
Upstart Holdings, Inc.
0.25%, 08/15/26 (c) (h)	1,195	1,116
2.00%, 10/01/29 (c) (h) (i)	1,781	2,324
1.00%, 11/15/30 (c) (h) (i)	249	217
WisdomTree, Inc.
3.25%, 08/15/29 (c) (h) (i)	1,711	1,715
		28,455
Industrials 2.5%
American Airlines Group Inc.
6.50%, 07/01/25 (c) (h)	515	512
Astronics Corporation
5.50%, 03/15/30 (c) (h) (i)	608	827
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (i)	214	216
6.50%, 08/01/30 (i)	267	281
Bloom Energy Corporation
3.00%, 06/01/28 (c) (h)	1,386	1,833
3.00%, 06/01/29 (c) (h) (i)	721	891
CSG Systems International, Inc.
3.88%, 09/15/28 (c) (h)	143	154
Dayforce, Inc.
0.25%, 03/15/26 (c) (h)	2,890	2,757
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (i)	678	679
H&E Equipment Services, Inc.
3.88%, 12/15/28 (i)	966	964
JBT Marel Corporation
0.25%, 05/15/26 (c) (h)	373	371
JetBlue Airways Corporation
2.50%, 09/01/29 (c) (h) (i)	97	102
Lyft, Inc.
1.50%, 05/15/25 (c) (h)	483	480
0.63%, 03/01/29 (c) (h)	50	48
Middleby Corporation, The
1.00%, 09/01/25 (c) (h)	1,188	1,434
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (i)	826	844
Parsons Corporation
0.25%, 08/15/25 (c) (h)	845	1,119
2.63%, 03/01/29 (c) (h)	405	404
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (c) (h)	1,778	1,963
Triumph Group, Inc.
9.00%, 03/15/28 (i)	604	636
Uber Technologies, Inc.
0.00%, 12/15/25 (c) (h) (j)	1,905	2,023
0.88%, 12/01/28 (c) (h)	474	578
Xometry, Inc.
1.00%, 02/01/27 (c) (h)	1,425	1,386
		20,502
Communication Services 1.7%
Bandwidth Inc.
0.50%, 04/01/28 (c) (h)	47	38
Cinemark Holdings, Inc.
4.50%, 08/15/25 (c) (h)	485	846
Frontier Communications Holdings, LLC
5.88%, 11/01/29	986	986
6.00%, 01/15/30 (i)	1,070	1,072
fuboTV Inc.
3.25%, 02/15/26 (c) (h)	244	235
Liberty Media Corporation
2.25%, 08/15/27 (c) (h)	275	334
3.75%, 03/15/28 - 02/15/30 (c) (h)	3,820	1,484
4.00%, 11/15/29 (c) (h)	1,696	447
2.38%, 09/30/53 (c) (h) (i)	212	290
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (c) (h) (i)	2,709	2,589
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (c) (h) (i)	247	212
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (i) (k)	109	91
8.50%, 12/31/28 (i) (k)	232	21
Sea Limited
2.38%, 12/01/25 (c) (h)	2,494	3,650
0.25%, 09/15/26 (c) (h)	558	519
Snap Inc.
0.00%, 05/01/27 (c) (h) (j)	404	360
0.13%, 03/01/28 (c) (h)	266	225
Ziff Davis, Inc.
1.75%, 11/01/26 (c) (h)	275	258
3.63%, 03/01/28 (b) (c) (h)	148	138
		13,795
Real Estate 0.6%
Pebblebrook Hotel Trust
1.75%, 12/15/26 (c) (h)	1,893	1,770
Redfin Corporation
0.50%, 04/01/27 (c) (h)	1,008	880
Rexford Industrial Realty, L.P.
4.38%, 03/15/27 (c) (h) (i)	48	48
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (h)	754	503
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (c) (h)	1,340	1,273
Vornado Realty L.P.
2.15%, 06/01/26	112	108
		4,582
Utilities 0.4%
Duke Energy Corporation
4.13%, 04/15/26 (c) (h)	711	771
Evergy, Inc.
4.50%, 12/15/27 (c) (h)	467	548
FirstEnergy Corp.
4.00%, 05/01/26 (c) (h)	636	641
Ormat Technologies, Inc.
2.50%, 07/15/27 (c) (h)	142	146
Pinnacle West Capital Corporation
4.75%, 06/15/27 (c) (h) (i)	127	142
PPL Capital Funding, Inc.
2.88%, 03/15/28 (c) (h)	237	265
UGI Corporation
5.00%, 06/01/28 (c) (h) (i)	475	614
		3,127
Consumer Staples 0.3%
Freshpet, Inc.
3.00%, 04/01/28 (c) (h)	844	1,178
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (i)	131	116
MGPI Processing, Inc.
1.88%, 11/15/41 (c) (h)	1,234	1,149
Rogers Sugar Inc.
6.00%, 06/30/30, CAD (b) (h)	379	268
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (c) (h)	22	30
		2,741
Energy 0.2%
Canacol Energy Ltd.
5.75%, 11/24/28 (b)	400	212
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (i)	214	218
Transocean Inc
4.63%, 09/30/29 (c) (h)	950	1,160
		1,590

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Materials 0.1%
B2Gold Corp.
2.75%, 02/01/30 (c) (h) (i)	119	137
Danimer Scientific, Inc.
0.00%, 12/15/26 (a) (c) (h) (i) (l)	672	3
Fortuna Mining Corp.
3.75%, 06/30/29 (c) (h) (i)	364	441
Silvercorp Metals Inc.
4.75%, 12/15/29 (c) (h) (i)	287	333
SSR Mining Inc.
2.50%, 04/01/39 (c) (h)	49	48
Unigel Luxembourg SA
13.50%, 12/31/27 (i) (k)	43	39
13.50%, 12/31/27 (b) (k)	60	55
11.00%, 12/31/28 (i) (k)	49	19
11.00%, 12/31/28 (b) (k)	209	84
		1,159
Total Corporate Bonds And Notes (cost $235,644)		226,760
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.7%
AASET 2024-2 Ltd
Series 2024-B-2A, 6.61%, 09/16/31	241	249
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 3.92%, (1 Month Term SOFR + 0.39%), 07/25/36 (m) (o) (p)	1,700	1,368
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,677
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,913
Apidos CLO XXIV
Series 2016-DR-24A, 10.35%, (3 Month Term SOFR + 6.06%), 10/21/30 (m)	500	500
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	194
Arbor Realty Commercial Real Estate Notes 2022-FL1
Series 2022-C-FL1, 6.62%, (SOFR 30-Day Average + 2.30%), 01/15/37 (m)	350	349
Argentina, Republic of
Series 2022-E-CRE6, 7.75%, (SOFR 30-Day Average + 3.40%), 01/21/37 (m)	330	326
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 11.65%, (3 Month Term SOFR + 7.35%), 07/17/35 (m)	500	499
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	91
Bank5 2024-5YR9
Series 2024-D-5YR9, REMIC, 4.00%, 09/17/29	325	280
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 2.74%, 07/17/57 (m)	3,110	315
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 7.92%, (1 Month Term SOFR + 3.60%), 07/15/37 (m) (o)	470	411
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.77%, 07/17/28 (m)	377	299
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.74%, 12/15/62 (m)	16,011	347
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	334
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	354
BRSP Ltd
Series 2024-C-FL2, 7.86%, (1 Month Term SOFR + 3.54%), 02/19/30 (m)	317	316
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-E-FL7, 7.83%, (1 Month Term SOFR + 3.51%), 12/15/38 (m)	300	299
Business Jet Securities 2024-2, LLC
Series 2024-C-2A, 7.97%, 09/15/30	497	502
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (m)	252	227
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 7.33%, (1 Month Term SOFR + 3.01%), 06/16/36 (m)	220	217
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 7.26%, (1 Month Term SOFR + 2.94%), 03/15/27 (m)	200	198
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 10.05%, (3 Month Term SOFR + 5.76%), 01/30/31 (m)	700	662
Canyon CLO 2020-1 Ltd
Series 2020-DR2-1A, 7.41%, (3 Month Term SOFR + 3.10%), 07/15/34 (m)	500	501
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 9.93%, (3 Month Term SOFR + 5.61%), 05/15/31 (m)	1,000	991
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 11.26%, (3 Month Term SOFR + 6.96%), 01/25/35 (m)	1,500	1,500
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 11/25/44	4,100	3,852
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (o)	998	500
Cent CLO 17 Limited
Series DR-C17A, 10.55%, (3 Month Term SOFR + 6.26%), 04/30/31 (m)	500	478
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.93%, 11/18/52 (m)	3,080	103
Chenango Park CLO, Ltd.
Series 2018-D-1A, 10.36%, (3 Month Term SOFR + 6.06%), 04/15/30 (m)	1,000	985
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	961	460
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 7.06%, (3 Month Term SOFR + 2.75%), 01/15/38 (m)	500	493
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.40%, 03/10/51 (m)	2,522	88
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.50%, 12/12/29 (m)	500	390
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (d) (m)	1,000	63
Clover CLO 2021-3 LLC
Series 2021-DR-3A, 6.84%, (3 Month Term SOFR + 2.55%), 01/25/35 (m)	500	491
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,413
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.54%, (1 Month Term SOFR + 2.47%), 09/15/33 (m)	1,000	206
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.63%, 11/18/25 (m)	344	332
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-C-C16, REMIC, 4.24%, 06/15/29 (m)	350	318
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.65%, 10/10/31 (m)	338	277
CSMC Trust 2017-PFHP
Series 2017-A-PFHP, REMIC, 5.32%, (1 Month Term SOFR + 1.00%), 12/15/30 (m)	340	337
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	246
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 10.33%, (3 Month Term SOFR + 6.01%), 08/15/31 (i) (m)	500	465

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (m)	143	141
Five 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.30%, 02/11/28 (m)	417	379
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-D-FL3, 6.93%, (1 Month Term SOFR + 2.61%), 11/18/36 (m)	330	330
FS Rialto 2024-FL9 Issuer, LLC
Series 2024-D-FL9, 8.26%, (1 Month Term SOFR + 3.94%), 10/19/39 (m)	300	299
Great Wolf Trust 2024-WOLF
Series 2024-E-WOLF, REMIC, 7.96%, (1 Month Term SOFR + 3.64%), 03/16/26 (m)	500	501
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 10.37%, (1 Month Term SOFR + 6.05%), 11/17/36 (m)	500	494
GS Mortgage Securities Trust 2010-C1
Series 2010-C-C1, REMIC, 5.64%, 08/10/43 (m)	200	198
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.27%, 11/13/47 (m)	170	95
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.56%, 02/12/48 (m)	721	703
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	776
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.41%, 12/17/54 (m)	3,608	252
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,559	896
H.I.G. RCP 2023-FL1, LLC
Series 2023-B-FL1, 7.93%, (1 Month Term SOFR + 3.50%), 09/21/38 (m)	400	403
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-D-FL1, 6.78%, (1 Month Term SOFR + 2.46%), 06/19/36 (m)	350	349
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 11.15%, (3 Month Term SOFR + 6.86%), 10/22/29 (m)	1,000	995
HPS Loan Management 4-2014, Ltd.
Series 13A-E-18, 10.06%, (3 Month Term SOFR + 5.76%), 10/15/30 (m)	900	893
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/06/32	83	80
Series 2019-D-UES, REMIC, 4.46%, 05/06/32 (m)	85	82
Series 2019-E-UES, REMIC, 4.46%, 05/06/32 (m)	99	95
Series 2019-F-UES, REMIC, 4.46%, 05/06/32 (m)	104	98
Series 2019-G-UES, REMIC, 4.46%, 05/06/32 (m)	114	103
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (m)	347	3
Series 2019-G-MFP, REMIC, 8.42%, (1 Month Term SOFR + 4.10%), 07/15/36 (m)	347	230
Jol Air Limited
Series 2019-B-1, 4.95%, 04/15/26	305	302
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.56%, 11/18/47 (m)	1,426	1
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.01%, 11/18/48 (m)	17,588	93
LCM XVII Limited Partnership
Series ER-17A, 10.56%, (3 Month Term SOFR + 6.26%), 10/15/31 (m)	500	384
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 4.93%, (1 Month Term SOFR + 0.61%), 09/25/36 (m)	663	231
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 2.26%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (m)	10,870	768
Series 2007-2A1-2, REMIC, 4.74%, (1 Month Term SOFR + 0.42%), 03/25/37 (m)	10,788	1,933
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 10.35%, (3 Month Term SOFR + 6.06%), 10/22/30 (m)	500	498
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 10.80%, (3 Month Term SOFR + 6.51%), 04/19/33 (m)	1,000	1,001
MAPS 2021-1 Trust
Series 2021-C-1A, 5.44%, 06/15/28	16	16
Marble Point CLO XII Ltd.
Series 2018-D-1A, 7.57%, (3 Month Term SOFR + 3.26%), 07/16/31 (m)	500	500
Mariner Finance Issuance Trust 2024-B
Series 2024-A-BA, 4.91%, 10/21/30	250	250
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 02/20/28	500	518
MF1 2023-FL12 LLC
Series 2023-D-FL12, 9.58%, (1 Month Term SOFR + 5.27%), 10/19/28 (m)	350	351
MF1 2024-FL14 LLC
Series 2024-D-FL14, REMIC, 9.16%, (1 Month Term SOFR + 4.84%), 03/19/39 (m)	300	301
Series 2024-E-FL14, REMIC, 10.61%, (1 Month Term SOFR + 6.29%), 03/19/39 (m)	400	401
MF1 2024-FL15 LLC
Series 2024-D-FL15, 8.36%, (1 Month Term SOFR + 4.04%), 08/18/41 (m)	350	351
Milos CLO, Ltd.
Series 2017-ER-1A, 10.70%, (3 Month Term SOFR + 6.41%), 10/21/30 (m)	500	480
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.43%, 08/17/49 (m)	14,282	193
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 0.80%, (1 Month Term SOFR + 0.29%), 10/25/36 (m) (o) (p)	4,066	1,155
Myers Park CLO, Ltd.
Series 2018-E-1A, 10.05%, (3 Month Term SOFR + 5.76%), 10/21/30 (m)	1,000	997
Neuberger Berman Loan Advisers CLO 42, Ltd.
Series 2021-DR-46A, 6.95%, (3 Month Term SOFR + 2.65%), 01/21/37 (m)	500	499
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-ER-44A, 9.44%, (3 Month Term SOFR + 5.15%), 10/16/35 (m)	500	497
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.75%, (1 Month Term SOFR + 0.65%), 02/25/36 (m) (o) (p)	6,724	797
Octagon 57 Ltd
Series 2021-E-1A, 11.16%, (3 Month Term SOFR + 6.86%), 10/16/34 (m)	1,500	1,498
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 11.55%, (3 Month Term SOFR + 7.26%), 01/20/35 (m)	1,000	952
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 10.31%, (3 Month Term SOFR + 6.01%), 07/17/30 (m)	500	474
Series 2013-SUB-1A, REMIC, 1.32%, 07/17/30 (i) (m)	1,500	3
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	16
Pagaya AI Debt Trust 2022-2
Series 2022-AB-2, 6.63%, 01/15/30 (m)	69	69
PFP 2024-11 Ltd
Series 2024-C-11, 7.31%, (1 Month Term SOFR + 3.05%), 09/19/39 (m)	293	294

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.14%, 08/25/26 (m)	2,000	1,993
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,984
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-E-FL7, 7.83%, (1 Month Term SOFR + 3.51%), 11/25/36 (m)	300	298
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-C-FL10, 8.57%, (1 Month Term SOFR + 4.25%), 07/25/27 (m)	300	301
Rockland Park Limited
Series 2021-E-1A, 10.80%, (3 Month Term SOFR + 6.51%), 04/20/34 (m)	500	497
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 3.96%, 12/25/61 (m) (p)	4,191	2,725
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	916
Sofi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (d) (m)	100	166
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (d)	50	359
Sound Point CLO 37, Ltd.
Series 2019-ER-2A, 11.03%, (3 Month Term SOFR + 6.73%), 07/17/34 (m)	500	418
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 11.26%, (3 Month Term SOFR + 6.96%), 10/25/34 (m)	500	432
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (m)	1,200	1,116
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/56 (m) (p)	3,767	2,919
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.27%, 01/25/35 (m)	993	895
STWD 2021-FL2, Ltd.
Series 2021-B-FL2, 6.24%, (1 Month Term SOFR + 1.91%), 04/16/38 (m) (o)	100	100
Series 2021-C-FL2, 6.54%, (1 Month Term SOFR + 2.21%), 04/16/38 (m) (o)	300	296
Sunbird Engine Finance Limited
Series 2020-C-1A, 6.78%, 02/15/27 (o)	221	208
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 10.77%, (3 Month Term SOFR + 6.48%), 10/22/31 (m)	500	444
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 7.50%, (3 Month Term SOFR + 3.21%), 01/21/31 (m)	1,000	1,001
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,962
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	487
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	410	406
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	162	140
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	92	81
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	213	179
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (m)	325	278
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (m)	189	165
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (m)	276	219
VOLT XCII, LLC
Series 2021-A2-NPL1, 4.95%, 02/27/51 (o)	2,141	2,140
Voya CLO Ltd
Series 2019-E-2A, 11.15%, (3 Month Term SOFR + 6.86%), 07/20/32 (m)	500	500
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	431
Series 2016-C-C34, REMIC, 5.05%, 04/17/26 (m)	838	800
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.66%, 11/18/25 (m)	293	275
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 4.95%, 08/17/28 (m)	800	702
Wells Fargo Commercial Mortgage Trust 2019-JWDR
Series 2019-F-JWDR, REMIC, 4.56%, 09/18/26 (m)	210	205
Wells Fargo Commercial Mortgage Trust 2024-C63
Interest Only, Series 2024-XD-C63, REMIC, 2.30%, 08/17/57 (m)	1,840	301
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	49	47
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (o)	618	610
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 10.31%, (3 Month Term SOFR + 6.01%), 07/15/30 (m)	500	456
Total Non-U.S. Government Agency Asset-Backed Securities (cost $105,276)		88,086
PRIVATE INVESTMENT FUNDS 7.1%
WCM Partners Fund (b) (q)	60,000	57,915
Total Private Investment Funds (cost $60,000)		57,915
GOVERNMENT AND AGENCY OBLIGATIONS 4.8%
Collateralized Mortgage Obligations 3.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 10.34%, (SOFR 30-Day Average + 6.00%), 12/26/41 (m)	1,250	1,305
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 14.19%, (SOFR 30-Day Average + 9.85%), 03/25/42 (m)	1,000	1,123
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (m)	360	326
Interest Only, Series SG-3972, REMIC, 1.44%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (m)	2,765	266
Series MS-4096, REMIC, 0.02%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (m)	129	70
Series SB-4118, REMIC, 0.08%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (m)	77	38
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (m)	92	42
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (m)	119	61
Interest Only, Series HI-5023, REMIC, 3.00%, 10/25/50	2,376	396
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,125	510
Interest Only, Series CI-5293, REMIC, 2.50%, 04/25/51	5,614	893
Interest Only, Series IN-5180, REMIC, 3.00%, 07/25/51	2,064	412
Interest Only, Series PI-5133, REMIC, 3.00%, 08/25/51	3,596	570
Federal National Mortgage Association, Inc.
Interest Only, Series C7-427, 2.50%, 08/25/35	7,251	582
Interest Only, Series C1-437, 1.50%, 05/25/37	15,614	872
Interest Only, Series C34-431, 1.50%, 06/25/37	11,119	596
Series 2012-GS-125, REMIC, 0.08%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (m)	811	466
Interest Only, Series 2018-SA-54, REMIC, 1.80%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (m)	2,100	193
Interest Only, Series 2020-AS-54, REMIC, 1.70%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (m)	2,019	248
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (m)	5,159	243

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (m)	6,811	324
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (m)	4,890	233
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (m)	6,880	237
Interest Only, Series 2020-HI-96, REMIC, 3.00%, 01/25/51	2,331	401
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,098	532
Interest Only, Series 2021-LI-66, REMIC, 2.50%, 10/25/51	3,512	585
Interest Only, Series 2021-MI-74, REMIC, 2.50%, 11/25/51	3,509	408
Interest Only, Series 2023-IO-59, REMIC, 2.50%, 12/25/51	5,279	586
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.08%, 01/20/42 (m)	3,351	104
Interest Only, Series 2019-IH-90, REMIC, 3.00%, 05/20/48	3,737	575
Interest Only, Series 2018-HS-97, REMIC, 1.77%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (m)	171	20
Interest Only, Series 2018-SD-91, REMIC, 1.77%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (m)	1,357	144
Interest Only, Series 2018-SA-111, REMIC, 0.12%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (m)	2,100	86
Interest Only, Series 2018-SH-105, REMIC, 1.82%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (m)	1,307	146
Interest Only, Series 2018-SK-124, REMIC, 1.77%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (m)	1,600	183
Interest Only, Series 2018-SA-166, REMIC, 1.72%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (m)	1,471	156
Interest Only, Series 2019-SH-92, REMIC, 1.67%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (m)	1,385	157
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (m)	3,702	150
Interest Only, Series 2020-BS-112, REMIC, 1.82%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (m)	2,972	391
Interest Only, Series 2020-SD-142, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (m)	2,439	345
Interest Only, Series 2020-SH-146, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (m)	2,254	325
Interest Only, Series 2020-TI-151, REMIC, 2.50%, 10/20/50	4,081	608
Interest Only, Series 2020-MI-154, REMIC, 3.00%, 10/20/50	3,580	611
Interest Only, Series 2020-SD-167, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (m)	2,376	352
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	5,034	732
Interest Only, Series 2020-SU-189, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (m)	2,191	305
Interest Only, Series 2020-BI-188, REMIC, 2.50%, 12/20/50	4,351	672
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	3,309	634
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (m)	8,412	88
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (m)	5,742	107
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (m)	3,298	96
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,670	455
Interest Only, Series 2021-BI-149, REMIC, 3.00%, 08/20/51	3,656	580
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (m)	4,882	158
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	3,742	636
Interest Only, Series 2021-IA-159, REMIC, 3.00%, 09/20/51	3,680	584
Interest Only, Series 2021-VI-161, REMIC, 3.00%, 09/20/51	4,886	667
Interest Only, Series 2024-KI-48, REMIC, 2.50%, 10/20/51	4,101	596
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (m)	13,552	118
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	4,420	650
Interest Only, Series 2023-GI-19, REMIC, 3.00%, 11/20/51	3,818	593
Interest Only, Series 2021-IB-197, REMIC, 3.50%, 11/20/51	3,766	712
Interest Only, Series 2024-DI-24, REMIC, 3.50%, 11/20/51	3,202	602
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (m)	8,098	224
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (m)	7,685	150
Interest Only, Series 2022-IO-137, REMIC, 3.00%, 01/20/52	4,068	597
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,587	596
Interest Only, Series 2020-HI-H11, REMIC, 2.40%, 06/19/70 (m)	5,293	412
Interest Only, Series 2020-AI-H18, REMIC, 2.51%, 09/20/70 (m)	5,297	401
Interest Only, Series 2020-BI-H19, REMIC, 1.78%, 11/20/70 (m)	4,537	430
Interest Only, Series 2021-QI-H08, REMIC, 0.26%, 05/20/71 (m)	21,035	560
Interest Only, Series 2021-AI-H19, REMIC, 1.12%, 11/20/71 (m)	7,627	485
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Interest Only, Series 2022-IO-207, REMIC, 3.00%, 08/20/51	5,342	899
Interest Only, Series 2024-BI-6, REMIC, 3.00%, 12/20/51	3,769	600
		31,210
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.76%, 12/25/27 (m)	9,067	77
Interest Only, Series 2019-X-M5, REMIC, 0.49%, 02/25/29 (m)	11,824	178
Interest Only, Series 2019-X-M7, REMIC, 0.33%, 05/25/29 (m)	8,896	103
Interest Only, Series 2019-X-M12, REMIC, 0.56%, 06/25/29 (m)	7,812	122
Interest Only, Series 2019-X-M25, REMIC, 0.13%, 11/25/29 (m)	25,528	126
Interest Only, Series 2022-X2-M4, REMIC, 0.18%, 05/25/30 (m)	34,805	270
Interest Only, Series 2020-X2-M13, REMIC, 1.23%, 09/25/30 (m)	3,407	131
Interest Only, Series 2019-X2-M21, REMIC, 1.28%, 02/25/31 (m)	3,413	161
Interest Only, Series 2019-2XA-M24, REMIC, 1.15%, 03/25/31 (m)	3,437	163
Interest Only, Series 2021-X1-M23, REMIC, 0.53%, 11/25/31 (m)	12,052	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-X4-M10, REMIC, 0.88%, 07/25/32 (m)	11,763	421
Freddie Mac Multifamily Securities 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 10.32%, (SOFR 30-Day Average + 5.91%), 11/25/28 (m) (p)	246	234
Government National Mortgage Association
Interest Only, Series 2021-IO-94, REMIC, 0.83%, 02/16/63 (m)	6,781	432
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (m)	4,517	230
Interest Only, Series 2023-IO-179, REMIC, 0.61%, 09/16/63 (m)	9,793	424
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (m)	7,422	425
Interest Only, Series 2025-IO-21, REMIC, 0.94%, 04/16/65 (m)	1,496	94
		3,780
U.S. Treasury Note 0.4%
Treasury, United States Department of
4.00%, 10/31/29 (c)	2,988	2,995
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
3.24%, 01/01/33	1,099	1,015
Total Government And Agency Obligations (cost $46,713)		39,000
SENIOR FLOATING RATE INSTRUMENTS 0.9%
Health Care 0.3%
ADMI Corp.
2021 Incremental Term Loan B3, 8.19%, (1 Month Term SOFR + 3.75%), 12/23/27 (m)	109	108
Aveanna Healthcare, LLC
2021 Term Loan B, 8.16%, (3 Month Term SOFR + 3.75%), 07/17/28 (m)	105	102
Bausch Lomb Corp
Term Loan, 7.67%, (1 Month Term SOFR + 3.25%), 05/05/27 (m)	1,627	1,619
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 05/16/31 (m)	100	97
Radiology Partners Inc
2024 Extended Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 01/31/29 (m) (r)	5	5
2024 Extended Term Loan B, 8.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (m)	101	97
Team Health Holdings, Inc.
2022 Term Loan B, 9.54%, (3 Month Term SOFR + 5.25%), 03/02/27 (k) (m)	55	53
		2,081
Industrials 0.2%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 07/31/28 (m)	100	99
Air Comm Corporation, LLC
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 11/21/31 (m)	51	51
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 05/04/28 (m)	65	65
AllSpring Buyer LLC
2024 Term Loan B, 7.37%, (3 Month Term SOFR + 3.00%), 11/01/30 (m)	100	100
Cogentrix Finance Holdco I LLC
Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 02/13/32 (m)	10	10
Constant Contact Inc
Second Lien Term Loan, 12.06%, (3 Month Term SOFR + 7.50%), 02/10/29 (m)	360	296
Cube Industrials Buyer Inc
2024 Term Loan, 7.79%, (3 Month Term SOFR + 3.50%), 10/09/31 (m)	100	99
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 03/31/28 (m)	95	94
Edelman Financial Center, LLC
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 04/07/28 (m)	50	50
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 10/23/28 (m)	50	50
Fertitta Entertainment, LLC
2022 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 01/13/29 (k) (m)	99	98
Focus Financial Partners, LLC
2024 Term Loan B8, 0.00%, (1 Month Term SOFR + 3.25%), 09/10/31 (m) (r)	5	5
2025 Incremental Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/15/31 (m)	105	104
Garda World Security Corporation
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/01/29 (m)	99	99
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.57%, (1 Month Term SOFR + 3.25%), 01/25/29 (m)	99	99
LBM Acquisition LLC
2024 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 06/06/31 (m) (r)	5	5
2024 Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 06/06/31 (m)	99	92
LC AHAB US Bidco LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/14/31 (m)	30	30
Madison IAQ LLC
Term Loan B, 0.00%, (SOFR + 3.25%), 03/26/32 (m) (r)	55	54
PUG LLC
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 03/12/30 (m)	99	99
Tecta America Corp.
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/12/32 (m)	40	40
Tiger Acquisition, LLC
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 06/01/28 (m)	96	95
Titan Acquisition Limited
2024 Term Loan B, 0.00%, (6 Month Term SOFR + 4.50%), 02/01/29 (m) (r)	15	15
2024 Term Loan B, 8.78%, (6 Month Term SOFR + 4.50%), 02/01/29 (m)	95	94
TK Elevator Midco GmbH
Term Loan, 0.00%, (SOFR + 3.00%), 04/30/30 (m) (r)	60	60
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 17.95%, (3 Month Term SOFR + 7.89%), 09/29/28 (k) (m)	60	54
Veritiv Corporation
Term Loan B, 8.31%, (1 Month Term SOFR + 4.00%), 11/30/30 (m)	15	15
White Cap Buyer LLC
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 10/19/29 (m)	100	97
		2,069
Information Technology 0.1%
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (m)	95	94
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 13.47%, (3 Month Term SOFR + 8.88%), 10/22/29 (m)	405	4
Boxer Parent Company Inc.
2025 USD Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 07/30/31 (m)	50	49
2024 2nd Lien Term Loan, 10.04%, (3 Month Term SOFR + 5.75%), 07/06/32 (m)	55	53
Central Parent Inc.
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 07/06/29 (m)	56	48
Chamberlain Group Inc
Term Loan B, 7.67%, (1 Month Term SOFR + 3.25%), 10/22/28 (m)	95	94
Clearwater Analytics LLC
Term Loan, 0.00%, (SOFR + 2.25%), 02/10/32 (m) (r)	5	5
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/08/26 (m)	32	28

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (d) (l) (m)	45	1
Gainwell Acquisition Corp.
Term Loan B, 8.43%, (3 Month Term SOFR + 4.00%), 08/17/27 (m)	109	102
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 0.00%, (Prime + 3.25%), 03/29/29 (m) (r)	10	10
2025 Repriced Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/29/29 (m)	15	15
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 06/05/31 (m)	50	49
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 06/07/32 (m)	55	53
Polaris Newco LLC
USD Term Loan B, 8.30%, (3 Month Term SOFR + 3.75%), 06/03/28 (m)	99	95
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.55%, (3 Month Term SOFR + 4.00%), 04/24/28 (m)	32	31
		731
Financials 0.1%
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.07%, (1 Month Term SOFR + 2.75%), 09/12/31 (m)	99	99
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.32%, (1 Month Term SOFR + 3.00%), 05/10/31 (m)	95	94
Cotiviti Corporation
2024 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/21/31 (m)	95	92
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.29%, (3 Month Term SOFR + 4.00%), 06/27/31 (m)	55	47
OneDigital Borrower LLC
2025 Repriced Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 07/02/31 (m)	100	99
Opal US LLC
Term Loan, 0.00%, (SOFR + 3.25%), 03/01/32 (m) (r)	125	124
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 02/16/28 (m)	95	94
		649
Communication Services 0.1%
Avaya, Inc.
2023 Exit Term Loan, 11.82%, (1 Month Term SOFR + 7.50%), 08/01/28 (m)	306	242
CommScope, Inc.
2024 Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 12/15/29 (m)	50	50
Crown Finance US, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 10/31/31 (m)	25	25
DirecTV Financing, LLC
2024 Term Loan, 9.80%, (3 Month Term SOFR + 5.25%), 08/02/29 (m)	52	51
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (m)	95	94
NEP Group, Inc.
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 08/19/26 (m) (r)	5	5
2023 Term Loan B, 9.32%, (3 Month Term SOFR + 3.25%), 08/19/26 (m)	55	51
Univision Communications Inc.
2022 First Lien Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 06/10/29 (m)	50	48
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 03/09/27 (m) (r)	25	23
		589
Energy 0.1%
Lealand Finance Company B.V.
2020 Take Back Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 06/30/25 (k) (m)	418	173
2020 Make Whole Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 06/30/27 (m)	5	3
Lealand Finance Company Bv
2020 Letter Of Credit, 8.57%, (LIBOR + 4.75%), 06/30/27 (d) (m)	381	248
Lealand Reficar Term Loan
Term Loan, 11.84%, 06/30/27 (e) (m)	4	3
		427
Consumer Staples 0.0%
Aspire Bakeries Holdings LLC
Term Loan, 8.57%, (1 Month Term SOFR + 4.25%), 12/16/30 (m)	5	5
CHG PPC Parent LLC
2021 Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 11/17/28 (m)	95	94
Eagle Parent Corp.
2022 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 03/17/29 (m)	110	103
Golden State Food LLC
Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 10/07/31 (m)	50	50
Sauer Brands Inc
Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 02/04/32 (m)	27	27
Triton Water Holdings, Inc
2025 Term Loan B, 6.56%, (3 Month Term SOFR + 2.25%), 03/31/28 (m)	95	94
		373
Materials 0.0%
Hexion Holdings Corporation
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 03/15/29 (m)	109	106
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 03/09/29 (m)	99	95
Natgasoline LLC
Term Loan B, 8.22%, (3 Month Term SOFR + 3.50%), 10/31/25 (m)	25	25
Staples, Inc.
2024 Term Loan B, 10.04%, (3 Month Term SOFR + 5.75%), 08/22/29 (m)	25	22
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 10/26/26 (m)	50	48
		296
Consumer Discretionary 0.0%
DexKo Global Inc.
2021 USD Term Loan B, 8.34%, (3 Month Term SOFR + 3.75%), 09/24/28 (k) (m)	25	23
EG Group Limited
2024 Term Loan B, 8.56%, (3 Month Term SOFR + 4.25%), 02/07/28 (m)	59	59
Hanesbrands, Inc.
2025 Term Loan B, 7.06%, (1 Month Term SOFR + 2.75%), 02/20/32 (m)	25	25
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 7.04%, (3 Month Term SOFR + 2.50%), 03/21/31 (m)	89	88
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/30/31 (m)	92	90
		285
Utilities 0.0%
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.31%, (3 Month Term SOFR + 4.00%), 05/07/29 (m)	95	95
2024 1st Lien Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 06/22/29 (m)	90	89
		184
Total Senior Floating Rate Instruments (cost $8,717)		7,684

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
OTHER EQUITY INTERESTS 0.4%
Acropolis Infrastructure Acquisition Corp. (a) (d) (s)	17	—
Altaba Inc. (a) (d) (s)	2,007	3,011
Amyris, Inc. (a) (d) (s)	2,856	—
Pershing Square Tontine Holdings, Ltd. (a) (d) (s)	31	—
Zalatoris Acquisition Escrow (a) (d) (s)	13	—
Total Other Equity Interests (cost $30,294)		3,011
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	2	4
Aimei Health Technology Co., Ltd. (a)	15	3
Akouos, Inc. (a) (d)	14	7
AmpliTech Group, Inc. (a)	13	3
Bristol-Myers Squibb Company (a) (d)	25	19
Bukit Jalil Global Acquisition 1 Ltd (a)	6	2
Cayson Acquisition Corp. (a)	7	1
DT Cloud Acquisition Corp. (a)	8	2
ESH Acquisition Corp. (a)	16	1
Global Lights Acquisition Corp. (a)	8	2
GSR III Acquisition Corp. (a)	2	3
Inhibrx, Inc. (a) (d)	11	8
Iron Horse Acquisitions Corp. (a)	11	3
Pershing Square SPARC Holdings, Ltd. (a) (d)	7	2
Quetta Acquisition Corporation (a)	2	3
Spring Valley Acquisition Corp. II (a)	4	—
Total Rights (cost $105)		63
PREFERRED STOCKS 0.0%
Information Technology 0.0%
Microchip Technology Incorporated, 7.50%, 03/15/28 (c) (h)	1	54
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00%, (100, 5/25/2025) (a) (d) (h) (i) (k) (n)	—	4
Total Preferred Stocks (cost $58)		58
WARRANTS 0.0%
Agriculture & Natural Solutions Acquisition Corp. (a)	39	12
Alchemy Investments Acquisition Corp 1 (a)	9	1
Aldel Financial II Inc. (a)	17	5
Altenergy Acquisition Corp. (a) (d)	3	—
Andretti Acquisition Corp. II (a)	10	2
Arogo Capital Acquisition Corporation (a)	10	—
Bukit Jalil Global Acquisition 1 Ltd (a)	3	—
Capri Listco (a) (d)	31	—
Cartesian Growth Corporation II (a)	3	—
Cero Therapeutics Holdings, Inc. (a)	3	—
Danimer Scientific, Inc. (a) (c)	57	—
Electriq Power Holdings, Inc. (a) (d)	4	—
EVe Mobility Acquisition Corp (a) (d)	4	—
Evergreen Corp. (a)	10	—
FACT II Acquisition Corp. (a)	11	2
Freightos Ltd (a)	3	—
Getaround Operating, Inc. (a)	1	—
Goal Acquisitions Corp. (a)	45	—
Graf Global Corp. (a)	4	1
Grove Collaborative Holdings, Inc. (a)	4	—
iLearningEngines, Inc. (a) (d)	14	—
Iron Horse Acquisitions Corp. (a)	11	—
Israel Acquisitions Corp. (a)	5	1
Jaws Mustang Acquisition Corp. (a)	12	—
Keen Vision Acquisition Corporation (a)	27	1
Launch Two Acquisition Corp. (a)	6	1
Maxeon Solar Technologies, Ltd. (a) (d)	81	—
Newbury Street Acquisition Corporation (a)	10	2
Northern Star Investment Corp. IV (a) (d)	1	—
Papaya Growth Opportunity Corp. I (a)	4	—
Psyence Biomedical Ltd. (a)	4	—
Pyrophyte Acquisition Corp. (a)	4	1
Ross Acquisition Corp. II (a) (d)	1	—
SilverBox Corp IV (a)	6	2
SIM Acquisition Corp. I (a)	23	3
Slam Corp. (a)	3	—
Spark I Acquisition Corp. (a)	10	1
Spring Valley Acquisition Corp. II (a)	2	—
Target Global Acquisition I Corp. (a)	6	—
Tevogen Bio Holdings Inc. (a)	4	—
Volato Group, Inc. (a)	8	—
Voyager Acquisition Corp. (a)	9	1
Willow Lane Acquisition Corp. (a)	6	1
Zapp Electric Vehicles Group Limited (a)	7	—
Zeo Energy Corp. (a)	3	—
Total Warrants (cost $151)		37
SHORT TERM INVESTMENTS 24.3%
Investment Companies 20.2%
JNL Government Money Market Fund - Class I, 4.20% (t) (u)	166,460	166,460
U.S. Treasury Bill 4.1%
Treasury, United States Department of
4.25%, 04/17/25	16,900	16,868
4.24%, 07/10/25	16,900	16,703
		33,571
Total Short Term Investments (cost $200,032)		200,031
Total Investments 121.2% (cost $967,773)		996,210
Total Securities Sold Short (22.7)% (proceeds $177,593)		(186,343)
Total Purchased Options 0.0% (cost $21)		6
Other Derivative Instruments 0.1%		493
Other Assets and Liabilities, Net 1.4%		11,804
Total Net Assets 100.0%		822,170

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) All or a portion of the security was on loan as of March 31, 2025.

(g) All or a portion of the security is subject to a written call option.

(h) Convertible security.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $67,765 and 8.2% of the Fund.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(p) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(q) Security fair valued using the NAV per share practical expedient in accordance with

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(r) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (22.7%)
COMMON STOCKS (14.8%)
Information Technology (5.6%)
A10 Networks, Inc.	(14)	(226)
Adeia Inc.	(108)	(1,425)
Akamai Technologies, Inc.	(8)	(661)
Alkami Technology, Inc.	(3)	(68)
Applied Digital Corporation	(59)	(333)
Applied Optoelectronics, Inc.	(7)	(113)
ASML Holding N.V. - ADR	(4)	(2,486)
Bentley Systems, Incorporated - Class B	(1)	(39)
BigBear.ai Holdings, LLC	(83)	(237)
Bitdeer Technologies Group - Class A	(126)	(1,113)
Blackline, Inc.	(1)	(71)
Box, Inc. - Class A	(26)	(790)
Cleanspark Inc.	(13)	(85)
Cloudflare, Inc. - Class A	(3)	(330)
Confluent, Inc. - Class A	(1)	(32)
Core Scientific, Inc.	(41)	(300)
Datadog, Inc. - Class A	(17)	(1,641)
Dropbox, Inc. - Class A	(11)	(301)
Enphase Energy, Inc.	—	(2)
FARO Technologies, Inc.	(6)	(176)
Five9, Inc.	—	(5)
Gen Digital Inc.	—	(10)
Guidewire Software, Inc.	—	(21)
HubSpot, Inc.	(7)	(4,051)
InterDigital, Inc.	(7)	(1,409)
KLA Corporation	(5)	(3,692)
Lenovo Group Limited	(178)	(240)
Lumentum Holdings Inc.	(17)	(1,049)
MACOM Technology Solutions Holdings, Inc.	(1)	(138)
Mara Holdings, Inc.	(6)	(65)
MeridianLink, Inc.	(45)	(839)
Microchip Technology Incorporated	(2)	(112)
MicroStrategy Incorporated - Class A	(3)	(768)
Mitek Systems, Inc.	(2)	(17)
MKS Instruments, Inc.	—	(13)
NetApp, Inc.	(62)	(5,421)
Nutanix, Inc. - Class A	(10)	(684)
ON Semiconductor Corporation	(16)	(634)
OSI Systems, Inc.	(2)	(403)
Pagaya Technologies, Ltd. - Class A	(15)	(161)
Pagerduty, Inc.	(2)	(41)
PAR Technology Corporation	(4)	(234)
Penguin Solutions, Inc.	(69)	(1,193)
Porch Group Inc - Class A	(11)	(83)
Progress Software Corporation	(12)	(619)
PROS Holdings, Inc.	(7)	(136)
Q2 Holdings, Inc.	(10)	(827)
Seagate Technology Holdings Public Limited Company	(62)	(5,236)
Semtech Corporation	(24)	(816)
Shopify Inc. - Class A	(4)	(396)
Snowflake Inc. - Class A	(15)	(2,251)
Super Micro Computer, Inc.	(3)	(114)
TeraWulf Inc.	(4)	(11)
Tyler Technologies, Inc.	—	(251)
Unity Software Inc.	(2)	(35)
Varonis Systems, Inc.	(8)	(330)
Veeco Instruments Inc.	(43)	(863)
Vertex, Inc. - Class A	(9)	(323)
Viavi Solutions Inc.	(2)	(19)
Vishay Intertechnology, Inc.	(21)	(334)
Western Digital Corporation	(33)	(1,327)
Workiva Inc. - Class A	—	(29)
Zscaler, Inc.	(4)	(858)
		(46,487)
Consumer Discretionary (4.0%)
Alibaba Group Holding Limited - ADR	(19)	(2,455)
AutoZone, Inc.	(1)	(3,679)
Best Buy Co., Inc.	(52)	(3,848)
Carnival Corporation	(45)	(884)
Cheesecake Factory Incorporated, The	(8)	(392)
Cricut, Inc. - Class A	(195)	(1,003)
D.R. Horton, Inc.	(9)	(1,096)
Delivery Hero SE (a)	(1)	(18)
DK Crown Holdings Inc. - Class A	—	(5)
Expedia Group, Inc.	(2)	(257)
Flight Centre Travel Group Limited	(16)	(135)
Ford Motor Company	(31)	(307)
GameStop Corp. - Class A	(20)	(443)
Groupon, Inc.	(3)	(57)
H World Group Limited - ADR	(6)	(229)
Home Depot, Inc., The	(14)	(4,986)
Hyundai Motor Company - GDR (a) (b)	(4)	(203)
JD.com, Inc. - Class A-ADR	(14)	(569)
LCI Industries	(6)	(548)
Lennar Corporation - Class A	(8)	(910)
Marriott Vacations Worldwide Corporation	—	(16)
Meritage Homes Corporation	(1)	(41)
Norwegian Cruise Line Holdings Ltd.	(13)	(250)
ODP Corporation, The	(36)	(515)
PENN Entertainment, Inc.	(5)	(77)
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR	(1)	(68)
Pool Corporation	(11)	(3,615)
Realreal, Inc., The	(4)	(19)
RH	(17)	(3,864)
Toll Brothers, Inc.	(14)	(1,506)
Trip.com Group Limited - ADR	(13)	(832)
Winnebago Industries, Inc.	—	(7)
		(32,834)
Industrials (1.5%)
ACCO Brands Corporation	(200)	(837)
Astronics Corporation	(22)	(530)
Bloom Energy Corporation - Class A	(85)	(1,666)
CSG Systems International, Inc.	(1)	(63)
Deluxe Corporation	(71)	(1,125)
JBT Marel Corporation	(1)	(83)
JetBlue Airways Corporation	(12)	(56)
Lyft, Inc. - Class A	(1)	(17)
Masco Corporation	(23)	(1,565)
Middleby Corporation, The	(8)	(1,234)
Millerknoll, Inc.	(30)	(581)
Parsons Corporation	(20)	(1,186)
The Greenbrier Companies, Inc.	(20)	(1,028)
Uber Technologies, Inc.	(16)	(1,198)
Werner Enterprises, Inc.	(22)	(633)
Xometry, Inc. - Class A	(9)	(223)
		(12,025)
Financials (1.3%)
360 Financial, Inc. - ADR	(7)	(298)
Affirm Holdings, Inc. - Class A	—	(14)
American Coastal Insurance Corporation	(54)	(624)
Baldwin Insurance Group, Inc., The - Class A	(23)	(1,048)
Berkshire Hills Bancorp, Inc.	(3)	(84)
Blackstone Mortgage Trust, Inc. - Class A	—	(1)
Capital One Financial Corporation	(1)	(143)
Capital Southwest Corporation	(2)	(49)
Coinbase Global, Inc. - Class A	(1)	(111)
Encore Capital Group, Inc.	(18)	(622)
EZCORP, Inc. - Class A	(66)	(977)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Hercules Capital, Inc.	(1)	(14)
Ping An Insurance (Group) Company of China, Ltd. - Class H	(57)	(337)
Repay Holdings Corporation - Class A	(5)	(27)
Shift4 Payments, LLC - Class A	(27)	(2,243)
SoFi Technologies, Inc.	(145)	(1,692)
Upstart Holdings, Inc.	(35)	(1,604)
WisdomTree, Inc.	(90)	(800)
		(10,688)
Health Care (1.1%)
Alphatec Holdings, Inc.	(63)	(639)
Amphastar Pharmaceuticals, Inc.	(2)	(49)
ANI Pharmaceuticals, Inc.	(16)	(1,048)
BioMarin Pharmaceutical Inc.	—	(22)
Collegium Pharmaceutical, Inc.	(31)	(927)
CONMED Corporation	(2)	(146)
DexCom, Inc.	—	(6)
Dynavax Technologies Corporation	(9)	(123)
Enovis Corporation	(1)	(20)
Envista Holdings Corporation	(1)	(15)
Evolent Health, Inc. - Class A	(5)	(45)
Exact Sciences Corporation	(9)	(372)
Guardant Health, Inc.	(5)	(231)
Halozyme Therapeutics, Inc.	(2)	(140)
Immunocore Holdings PLC - ADR	(1)	(36)
Innoviva, Inc.	(25)	(444)
Inotiv, Inc.	(18)	(39)
Insulet Corporation	(3)	(737)
Integer Holdings Corporation	(1)	(97)
Ionis Pharmaceuticals, Inc.	—	(11)
Jazz Pharmaceuticals Public Limited Company	(6)	(699)
Lantheus Holdings, Inc.	(10)	(1,004)
LivaNova PLC	(1)	(54)
Merit Medical Systems, Inc.	—	(50)
Mirum Pharmaceuticals, Inc.	(3)	(151)
OPKO Health, Inc.	(276)	(458)
Pacira Pharmaceuticals, Inc.	(10)	(250)
Pharming Group N.V.	(204)	(172)
PTC Therapeutics, Inc.	(4)	(229)
Repligen Corporation	(1)	(127)
Semler Scientific, Inc.	(1)	(26)
Tandem Diabetes Care, Inc.	(4)	(83)
TransMedics Group, Inc.	(5)	(318)
Travere Therapeutics, Inc.	(1)	(12)
		(8,780)
Communication Services (0.6%)
Cinemark Holdings, Inc.	(34)	(837)
Liberty Media Corporation - Series C	(2)	(213)
Live Nation Entertainment, Inc.	(2)	(219)
Match Group, Inc.	(1)	(28)
Omnicom Group Inc.	(2)	(138)
Sea Limited - Class A-ADR	(25)	(3,227)
Sirius XM Holdings Inc.	(10)	(215)
Ziff Davis, Inc.	—	(11)
		(4,888)
Utilities (0.2%)
Duke Energy Corporation	(4)	(443)
Evergy, Inc.	(5)	(362)
FirstEnergy Corp.	(4)	(160)
Ormat Technologies, Inc.	(1)	(52)
Pinnacle West Capital Corporation	(1)	(77)
PPL Corporation	(5)	(172)
UGI Corporation	(13)	(431)
		(1,697)
Materials (0.2%)
B2Gold Corp.	(26)	(75)
Fortuna Mining Corp.	(43)	(264)
James Hardie Industries Public Limited Company - ADR	(1)	(35)
Sherwin-Williams Company, The	(3)	(975)
Silvercorp Metals Inc.	(47)	(181)
SSR Mining Inc.	(1)	(7)
		(1,537)
Real Estate (0.1%)
Compass, Inc. - Class A	(127)	(1,108)
Rexford Industrial Realty, Inc.	—	(5)
StorageVault Canada Inc.	(10)	(27)
Summit Hotel Properties, Inc.	(10)	(52)
		(1,192)
Consumer Staples (0.1%)
Freshpet, Inc.	(9)	(782)
Rogers Sugar Inc.	(13)	(47)
The Chefs' Warehouse, Inc.	—	(22)
		(851)
Energy (0.1%)
Transocean Ltd. (a)	(225)	(713)
Total Common Stocks (proceeds $117,876)		(121,692)
INVESTMENT COMPANIES (5.4%)
iShares iBoxx $ High Yield Corporate Bond ETF	(36)	(2,816)
iShares S&P 500 Growth ETF	(1)	(86)
SPDR Portfolio S&P 500 Growth ETF	(1)	(43)
SPDR S&P 500 ETF Trust	(61)	(34,157)
VanEck Semiconductor ETF	(35)	(7,397)
Total Investment Companies (proceeds $39,569)		(44,499)
CORPORATE BONDS AND NOTES (0.1%)
Industrials (0.1%)
JetBlue Airways Corporation
0.50%, 04/01/26 (c)	(266)	(249)
Total Corporate Bonds And Notes (proceeds $246)		(249)
SHORT TERM INVESTMENTS (2.4%)
Treasury Securities (2.4%)
Treasury, United States Department of
4.30%, 04/08/25	(19,000)	(18,984)
3.99%, 02/19/26	(952)	(919)
Total Short Term Investments (proceeds $19,902)		(19,903)
Total Securities Sold Short (22.7%) (proceeds $177,593)		(186,343)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) Convertible security.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	133,011	301,331	267,882	1,909	—	—	166,460	20.2
JNL Government Money Market Fund, 4.30% - Class SL	535	7,736	8,271	5	—	—	—	—
	133,546	309,067	276,153	1,914	—	—	166,460	20.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/17/19	3,578	6,514	0.8
AMS-Osram AG, 2.13%, 11/03/27	02/06/23	187	186	—
Canacol Energy Ltd., 5.75%, 11/24/28	10/31/23	307	212	—
Delivery Hero SE	12/16/24	286	96	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,250	1,320	0.2
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	83	96	—
Delivery Hero SE, 3.25%, 02/21/30	02/14/24	470	522	0.1
Dynavax Technologies Corporation, 2.00%, 03/15/30	03/06/25	284	271	—
Flight Centre Travel Group Limited, 2.50%, 11/17/27	10/24/24	274	252	—
Flight Centre Travel Group Limited, 1.63%, 11/01/28	07/22/24	1,172	1,092	0.1
Hyundai Motor Company	02/26/24	(229)	(203)	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	947	845	0.1
Just Eat Takeaway.Com N.V., 0.63%, 02/09/28	12/16/24	96	104	—
Lenovo Group Limited, 2.50%, 08/26/29	03/26/25	379	356	0.1
Meridan Management Ltd	03/05/21	317	—	—
Pharming Group N.V., 4.50%, 04/25/29	09/17/24	641	636	0.1
Ping An Insurance (Group) Company of China, Ltd., 0.88%, 07/22/29	12/06/24	479	483	0.1
Rogers Sugar Inc., 6.00%, 06/30/30	02/12/25	267	268	—
Transocean Ltd.	03/28/24	(1,138)	(713)	(0.1)
Unigel Luxembourg SA, 13.50%, 12/31/27	02/11/25	60	55	—
Unigel Luxembourg SA, 11.00%, 12/31/28	02/11/25	105	84	—
Unigel Netherlands Holding Corporation B.V., 15.00%, 12/31/44	02/11/25	24	8	—
WCM Partners Fund	02/27/25	60,000	57,915	7.1
Ziff Davis, Inc., 3.63%, 03/01/28	03/28/25	139	138	—
		69,978	70,537	8.6

JNL Multi-Manager Alternative Fund — Private Fund Investments
	Lockup Period	Redemption Notice
WCM Partners Fund	2 Years	90 Days

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Leland Finance Company B.V. – 2020 Senior Letter Of Credit	197	(3)
Sauer Brands Inc – Term Loan – Delayed Draw Term Loan	3	-
Air Comm Corporation, LLC – 2024 Delayed Draw Term Loan	4	-
	204	(3)

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	50	July 2025	10,299	—	60
United States 5 Year Note	30	July 2025	3,202	(1)	43
United States Long Bond	60	June 2025	6,930	11	106
				10	209
Short Contracts
United States Ultra Bond	(27)	June 2025	(3,257)	(12)	(44)

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Amcor Pty Ltd	Call	12.00	04/17/25	233	280	—
Bitdeer Technologies Group	Call	11.00	04/04/25	30	33	—
Clearwater Analytics Holdings, Inc.	Put	25.00	04/17/25	36	90	1
Comcast Corporation	Put	30.00	04/17/25	343	1,029	4
Core Scientific, Inc.	Call	9.00	04/04/25	30	27	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Inotiv, Inc.	Put	2.50	04/17/25	24	6	1
Semtech Corporation	Call	50.00	04/17/25	33	165	—
Xometry, Inc.	Call	30.00	04/17/25	24	72	—
						6

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Clearwater Analytics Holdings, Inc.	Call	30.00	04/17/25	33	99	(1)
Comcast Corporation	Call	35.00	04/17/25	343	1,201	(68)
United States Steel Corporation	Call	38.00	04/17/25	82	312	(46)
United States Steel Corporation	Call	39.00	04/17/25	59	230	(28)
United States Steel Corporation	Call	37.00	04/17/25	56	207	(38)
United States Steel Corporation	Call	40.00	04/17/25	41	164	(19)
United States Steel Corporation	Call	40.00	05/16/25	59	236	(34)
United States Steel Corporation	Call	37.00	05/16/25	209	773	(162)
						(396)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	GSC	04/24/25	GBP	2,329	3,008	102
GBP/USD	JPM	04/24/25	GBP	143	185	7
GBP/USD	GSC	06/26/25	GBP	40	51	—
JPY/USD	GSC	04/24/25	JPY	358,687	2,397	5
USD/AUD	SSB	06/26/25	AUD	(1,467)	(917)	4
USD/CAD	JPM	05/30/25	CAD	(3,388)	(2,362)	32
USD/CAD	SSB	06/26/25	CAD	(277)	(193)	1
USD/EUR	GSC	06/06/25	EUR	(255)	(276)	(7)
USD/EUR	SSB	06/26/25	EUR	(1,531)	(1,664)	2
USD/GBP	GSC	04/17/25	GBP	(1,177)	(1,521)	1
USD/GBP	JPM	04/17/25	GBP	(1,577)	(2,037)	1
USD/GBP	GSC	04/24/25	GBP	(2,329)	(3,008)	(56)
USD/GBP	JPM	04/24/25	GBP	(143)	(185)	(3)
USD/GBP	GSC	06/26/25	GBP	(180)	(233)	—
USD/GBP	GSC	07/15/25	GBP	(82)	(105)	(1)
USD/GBP	GSC	07/15/25	GBP	(323)	(416)	—
USD/JPY	GSC	04/24/25	JPY	(358,560)	(2,396)	(27)
USD/JPY	GSC	04/24/25	JPY	(127)	(1)	—
USD/JPY	GSC	07/16/25	JPY	(25,834)	(174)	(7)
					(9,847)	54

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705	206	(210)
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (MT)	TBD	(48,131)	(558)	2
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770	284	(284)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476	0	—
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -6.50% (MT)	TBD	(137,620)	(249)	(1)
						(493)

‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/25	—	—	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	01/05/26	38	—	(4)
Bbgi Global Infrastructure S.A. (MT)	OBFR +0.85% (Q)	GSC	03/07/26	505	—	5
Discover Financial Services (MT)	OBFR +0.61% (Q)	GSC	02/07/26	638	—	(102)
Fujitsu General Limited (MT)	OBFR +0.61% (Q)	GSC	01/15/26	161	—	8
Hargreaves Lansdown PLC (MT)	OBFR +1.00% (Q)	GSC	09/11/25	1,537	—	(19)
Hess Corporation (MT)	OBFR +0.61% (Q)	GSC	01/13/26	14,845	—	1,833
Spirent Communications PLC (MT)	OBFR +0.61% (Q)	GSC	08/23/25	163	—	9
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	12/19/25	220	—	22
Hargreaves Lansdown PLC (MT)	OBFR +0.75% (Q)	JPM	11/11/25	1,980	—	53
					—	1,822
Total return swap agreements - paying return
EQUITY
Amcor Pty Ltd (MT)	OBFR -0.35% (Q)	GSC	11/22/25	(3,544)	—	253
Atlantic Union Bank (MT)	OBFR -0.35% (Q)	GSC	10/23/25	(611)	—	92
Capital One Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/07/25	(6,531)	—	401
Chevron Corporation (MT)	OBFR -0.35% (Q)	GSC	11/15/25	(430)	—	(14)
Former Charter Communications Parent, Inc. (MT)	OBFR -0.35% (Q)	GSC	01/29/26	(917)	—	(7)
Gen Digital Inc. (MT)	OBFR -0.35% (Q)	GSC	03/19/26	(40)	—	2
Herc Holdings Inc. (MT)	OBFR -0.35% (Q)	GSC	02/24/26	(355)	—	48
Nokia Oyj (MT)	OBFR -1.01% (Q)	GSC	10/21/25	(730)	—	(58)
Omnicom Group Inc. (MT)	OBFR -0.35% (Q)	GSC	01/03/26	(1,734)	—	18
Renasant Corporation (MT)	OBFR -0.35% (Q)	GSC	08/06/25	(1,396)	—	122
Amcor Pty Ltd (MT)	OBFR -0.35% (Q)	JPM	03/14/26	(519)	—	—
Capital One Financial Corporation (MT)	OBFR -0.35% (Q)	JPM	03/25/26	(139)	—	1
Chevron Corporation (MT)	OBFR -0.25% (Q)	JPM	10/28/25	(15,716)	—	(1,687)
Herc Holdings Inc. (MT)	OBFR -0.35% (Q)	JPM	02/28/26	(24)	—	(1)
James Hardie Industries Public Limited Company (MT)	OBFR -0.75% (Q)	JPM	03/25/26	(1,086)	—	(18)
Schlumberger Limited (MT)	OBFR -0.35% (Q)	JPM	05/17/25	(5,798)	—	356
					—	(492)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	343,846	29,715	4	—	373,565
Corporate Bonds And Notes	—	226,760	—	—	226,760
Non-U.S. Government Agency Asset-Backed Securities	—	87,498	588	—	88,086
Private Investment Funds	—	—	—	57,915	57,915
Government And Agency Obligations	—	39,000	—	—	39,000
Senior Floating Rate Instruments	—	7,435	249	—	7,684
Other Equity Interests	—	—	3,011	—	3,011
Rights	23	—	40	—	63
Preferred Stocks	54	—	4	—	58
Warrants	37	—	—	—	37
Short Term Investments	166,460	33,571	—	—	200,031
	510,420	423,979	3,896	57,915	996,210
Liabilities - Securities
Common Stocks	(120,587)	(902)	(203)	—	(121,692)
Investment Companies	(44,499)	—	—	—	(44,499)
Corporate Bonds And Notes	—	(249)	—	—	(249)
Senior Floating Rate Instruments[2]	—	(3)	—	—	(3)
Short Term Investments	—	(19,903)	—	—	(19,903)
	(165,086)	(21,057)	(203)	—	(186,346)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	209	—	—	—	209
Exchange Traded Purchased Options	6	—	—	—	6
Open Forward Foreign Currency Contracts	—	155	—	—	155
OTC Contracts for Difference	—	—	2	—	2
OTC Total Return Swap Agreements	—	3,223	17	—	3,240
	215	3,378	19	—	3,612

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(44)	—	—	—	(44)
Exchange Traded Written Options	(396)	—	—	—	(396)
Open Forward Foreign Currency Contracts	—	(101)	—	—	(101)
OTC Contracts for Difference	—	—	(495)	—	(495
OTC Total Return Swap Agreements	—	(1,910)	—	—	(1,910)
	(440)	(2,011)	(495)	—	(2,946)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 97.1%
China 21.2%
Alibaba Group Holding Limited (a)	1,528	25,357
Anhui Gujing Distillery Company Limited - Class B	564	8,898
Autohome Inc. - Class A - ADR	145	4,016
Bank of Ningbo Co., Ltd. - Class A	1,214	4,319
China Construction Bank Corporation - Class H	11,626	10,313
China Hongqiao Group Limited	75	154
China Mengniu Dairy Company Limited	2,165	5,352
China Merchants Bank Co., Ltd. - Class A	234	1,396
China Oilfield Services Limited - Class A	1,042	2,025
China Resources Gas Group Limited	1,040	3,100
China Resources Land Limited	1,033	3,430
China Shenhua Energy Company Limited - Class H	868	3,522
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	914	3,110
Chongqing Brewery Co., Ltd. - Class A	397	3,198
Contemporary Amperex Technology Co., Limited - Class A	190	6,632
DiDi Global Inc. - Class A - ADR (b)	1,910	9,246
Fuyao Glass Industry Group Co., Ltd. - Class A	388	3,138
Haitian International Holdings Limited	3,123	8,267
Hosa International Limited (b) (c)	7,408	—
Hundsun Technologies Inc. - Class A	1,148	4,455
JD.com, Inc. - Class A	107	2,220
JD.com, Inc. - Class A - ADR	10	422
Kanzhun Limited - ADR (b)	386	7,393
KE Holdings Inc. - Class A - ADR	286	5,745
Kuaishou Technology (a) (b)	287	2,011
Luckin Coffee Group Co., Ltd. - ADR (b)	164	5,665
Meituan - Class B (a) (b)	341	6,858
Midea Group Co., Ltd. - Class A	324	3,502
NARI Technology Co., Ltd. - Class A	1,308	3,950
NetEase, Inc.	382	7,837
PetroChina Company Limited - Class H	6,072	4,922
PICC Property and Casualty Company Limited - Class H	972	1,797
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	85	10,023
Sany Heavy Industry Co., Ltd. - Class A	1,858	4,891
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	153	4,924
Sunny Optical Technology (Group) Company Limited	602	5,542
Tencent Holdings Limited	372	23,844
Tongcheng-Elong Holdings Limited (a)	2,672	7,206
Trip.com Group Limited	61	3,882
Trip.com Group Limited - ADR	79	5,010
Wanhua Chemical Group Co., Ltd. - Class A	200	1,858
Xiamen Meitu Technology Co., Ltd. (d)	10,895	7,709
Xiaomi Corporation (a) (b)	1,310	8,330
Yangzijiang Shipbuilding (Holdings) Ltd.	1,732	3,046
		248,515
India 16.5%
Adani Energy Solutions Limited (b)	393	3,994
Adani Enterprises Limited	272	7,365
Adani Green Energy (UP) Limited (b)	417	4,626
Adani Ports and Special Economic Zone Limited	486	6,719
Adani Power Limited (b)	955	5,673
Ambuja Cements Limited	340	2,138
Ashok Leyland Limited	1,808	4,287
Bharti Airtel Limited	363	7,364
Computer Age Management Services Limited	78	3,392
GMR Airports Limited (b)	2,624	2,314
HDFC Bank Limited - ADR	74	4,905
Hindalco Industries Limited	596	4,741
ICICI Bank Limited	1,703	26,762
ICICI Bank Limited - ADR	80	2,507
IDFC First Bank Limited (b)	1,490	953
Indraprastha Gas Limited	2,481	5,870
ITC Hotels Limited (b)	477	1,105
ITC Limited	3,369	16,119
JSW Energy Limited	434	2,737
JSW Steel Limited	269	3,337
KEC International Limited	505	4,623
KFIN Technologies Limited	98	1,180
Kotak Mahindra Bank Limited	299	7,569
Macrotech Developers Limited	156	2,180
MakeMyTrip Limited (b)	13	1,252
NTPC Limited	891	3,725
Oracle Financial Services Software Limited	22	2,026
Patanjali Foods Limited	245	5,173
PB Fintech Limited (b)	297	5,507
Phoenix Mills Limited, The	259	4,971
Power Finance Corporation Limited	426	2,056
Reliance Industries Limited	545	8,080
Shree Cement Limited	12	4,359
Shriram Finance Limited	837	6,370
State Bank of India	650	5,853
Sun Pharma Advanced Research Company Limited	322	6,538
Tech Mahindra Limited	262	4,318
Vodafone Idea Limited (b)	5,201	415
		193,103
Taiwan 10.3%
ADDCN Technology Co., Ltd.	669	3,674
ASE Technology Holding Co., Ltd.	1,200	5,271
BizLink Holding Inc.	447	6,905
Eclat Textile Corporation Ltd.	257	3,436
Hon Hai Precision Industry Co., Ltd.	718	3,218
Kerry TJ Logistics Company Limited	1,614	1,835
MediaTek Inc.	341	14,566
Momo.Com Inc.	228	2,403
Silergy Corp.	341	3,938
Sporton International Inc.	621	3,633
Taiwan Semiconductor Manufacturing Company Limited - ADR	1	154
Taiwan Semiconductor Manufacturing Company Limited	2,424	68,101
Voltronic Power Technology Corporation	87	4,062
		121,196
Brazil 8.9%
Banco BTG Pactual S/A	1,487	8,824
Banco do Brasil S.A	876	4,330
Caixa Seguridade Participacoes S/A	4,346	11,415
Centrais Eletricas Brasileiras S/A - Eletrobras	501	3,572
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	464	8,306
Companhia Paranaense De Energia	377	624
Embraer S.A. (b)	1,204	13,888
Embraer S.A. - ADR (b)	45	2,095
Gps Participacoes E Empreendimentos S/A	1,474	3,391
Klabin S.A.	1,030	3,401
NU Holdings Ltd. - Class A (b)	634	6,497
Petroleo Brasileiro S/A Petrobras. - ADR	737	10,571
Rede D'or Sao Luiz S.A.	739	3,653
Tegma Gestao Logistica S.A.	1,455	8,539
TOTVS S.A.	2,157	12,675
Vale S.A. - ADR	277	2,764
		104,545
South Korea 7.0%
Coupang, Inc. - Class A (b)	294	6,452
Coway Co., Ltd.	57	3,150
HD Hyundai Marine Solution Co., Ltd. (b)	67	6,146
Hl Mando Corporation	89	2,370
Hyundai Motor Company	34	4,618
Hyundai Rotem Company	43	3,088
Leeno Industrial Inc.	60	7,785
LIG Nex1 Co., Ltd.	18	3,003
Nice Information Service Co., Ltd.	742	5,875
S-1 Corporation	123	5,408
Samsung Electronics Co., Ltd.	292	11,590
Samsung Life Insurance Co., Ltd.	86	4,864
Saramin Co., Ltd.	280	2,830
Shinhan Financial Group Co., Ltd.	129	4,155
SK Hynix Inc.	85	11,162
		82,496

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Indonesia 3.3%
PT. Avia Avian	80,563	1,974
PT. Bank Central Asia Tbk	21,625	11,089
PT. Bank Mandiri (Persero) Tbk.	32,772	10,236
PT. Bank Rakyat Indonesia (Persero) Tbk.	25,358	6,133
PT. Dayamitra Telekomunikasi	93,464	3,203
PT. Sarana Menara Nusantara	151,879	4,633
PT. Semen Indonesia (Persero) Tbk	7,830	1,253
		38,521
Singapore 3.2%
DBS Group Holdings Ltd	134	4,621
Haw Par Corporation Limited (d)	789	7,747
Sea Limited - Class A - ADR (b)	131	17,037
Seatrium Limited	2,668	4,175
Singapore Telecommunications Limited	1,371	3,476
		37,056
Mexico 3.1%
BBB Foods Inc. - Class A (b)	121	3,226
Corporacion Moctezuma S.A.B. de C.V.	1,513	5,974
GRUMA, S.A.B. de C.V. - Class B	100	1,805
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (d)	228	4,209
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	20	3,773
Grupo Mexico, S.A.B. de C.V. - Class B	915	4,563
Qualitas Controladora, S.A.B. de C.V. (d)	1,247	10,837
Vista Energy, S.A.B. De C.V. - Series A - ADR (b)	56	2,600
		36,987
Poland 2.7%
Allegro.eu (a) (b)	919	7,461
Grupa Pracuj Spolka Akcyjna	973	14,656
InPost S.A. (b)	201	2,962
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	434	6,315
Wirtualna Polska Holding SA	9	191
		31,585
Saudi Arabia 2.1%
Al Rajhi Banking and Investment Corporation	125	3,385
BUPA Arabia for Cooperative Insurance Company	118	5,531
Saudi Arabian Oil Company (a)	351	2,503
Saudi Basic Industries Corporation	105	1,785
Saudi British Bank	522	5,202
Saudi National Bank, The	524	4,995
The Company For Cooperative Insurance	19	723
		24,124
United Arab Emirates 1.9%
Adnoc Drilling Company PJSC	2,835	3,969
Adnoc Gas	3,149	2,745
ADNOC Logistics & Services PLC	136	183
Aldar Properties - P J S C	755	1,729
Alpha Dhabi Holding	1,340	3,930
First Abu Dhabi Bank P.J.S.C.	606	2,281
International Holdings Limited (b)	66	7,258
		22,095
Thailand 1.8%
Bangkok Bank Public Company Limited	1,191	5,188
Humanica Public Company Limited	15,135	3,580
SCB X Public Company Limited	479	1,740
True Corporation Public Company Limited - NVDR (b)	16,449	5,694
Union Auction Public Company Limited	24,952	5,564
		21,766
Malaysia 1.8%
Carlsberg Brewery Malaysia Berhad	1,551	6,675
CIMB Group Holdings Berhad	2,664	4,199
Heineken Malaysia Berhad	1,676	10,109
		20,983
Lithuania 1.8%
Baltic Classifieds Group PLC	5,300	20,686
South Africa 1.4%
Capitec Bank Holdings	26	4,489
Clicks Group	169	3,137
FirstRand Limited	1,105	4,341
Rand Merchant Investment Holdings Limited	1,120	4,286
		16,253
United Kingdom 1.3%
HSBC Holdings PLC	369	4,181
NMC Health PLC (c)	119	—
Rightmove PLC	1,233	10,981
		15,162
Hong Kong 1.1%
Futu Holdings Limited - ADR	47	4,813
Giant Biogene Holding Co Ltd	633	5,741
Xinyi Glass Holdings Limited (d)	2,772	2,747
		13,301
Greece 1.0%
National Bank of Greece SA - Class R	36	375
Optima Bank S.A.	275	4,576
Piraeus Financial Holdings S.A. - Class R	1,336	7,348
		12,299
United States of America 1.0%
Cognizant Technology Solutions Corporation - Class A	68	5,191
Philip Morris International Inc.	45	7,094
		12,285
Kazakhstan 0.9%
Joint Stock Company Kaspi.Kz - ADR (a)	59	5,436
Joint Stock Company Kaspi.Kz - GDR (c) (e)	50	4,785
		10,221
France 0.7%
TotalEnergies SE	137	8,850
Argentina 0.7%
Grupo Financiero Galicia S.A. - Class B - ADR (d)	24	1,324
MercadoLibre, Inc. (b)	3	6,814
		8,138
Netherlands 0.7%
Prosus N.V. - Class N	175	8,094
Peru 0.6%
Credicorp Ltd.	38	7,057
Hungary 0.6%
OTP Bank Nyrt.	99	6,687
Canada 0.6%
Celestica Inc. (b)	83	6,520
Chile 0.5%
Banco de Chile	41,231	5,451
Luxembourg 0.4%
Tenaris S.A.	260	5,102
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (c)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (c)	200	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (c)	101	—
Public Joint Stock Company Novatek (a) (b) (c)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (c)	1	—
Public Joint Stock Company Oil Company Lukoil - ADR (a) (b) (c)	47	—
Public Joint Stock Company Sberbank of Russia (a) (b) (c)	544	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (c)	2,990	—
Total Common Stocks (cost $1,111,282)		1,139,078
PREFERRED STOCKS 1.6%
Brazil 1.6%
Banco Bradesco S/A. (f)	1,530	3,388
Itau Unibanco Holding S.A. (f)	1,270	6,992
Petroleo Brasileiro S/A Petrobras. (f)	1,285	8,386
Total Preferred Stocks (cost $20,308)		18,766

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.20% (g) (h)	8,063	8,063
T. Rowe Price Government Reserve Fund - Class I, 4.35% (g) (h)	105	105
		8,168
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (g) (h)	31	31
Total Short Term Investments (cost $8,199)		8,199
Total Investments 99.4% (cost $1,139,789)		1,166,043
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net 0.6%		7,245
Total Net Assets 100.0%		1,173,284

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) All or a portion of the security was on loan as of March 31, 2025.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $4,785 and 0.4% of the Fund.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	35,978	124,633	152,548	338	—	—	8,063	0.7
JNL Government Money Market Fund, 4.30% - Class SL	1,723	6,358	8,050	9	—	—	31	—
T. Rowe Price Government Reserve Fund, 4.35% - Class I	3,144	28,898	31,937	21	—	—	105	—
	40,845	159,889	192,535	368	—	—	8,199	0.7

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	02/12/25	19,599	25,357	2.2
Allegro.eu	08/31/22	5,482	7,461	0.6
Joint Stock Company Kaspi.Kz	10/22/24	6,023	5,436	0.5
Kuaishou Technology	09/27/24	1,792	2,011	0.2
Meituan - Class B	07/22/24	7,134	6,858	0.6
Public Joint Stock Company Gazprom	09/06/22	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	06/24/24	541	—	—
Public Joint Stock Company Mobile Telesystems	09/16/21	876	—	—
Public Joint Stock Company Novatek	04/11/13	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Oil Company Lukoil	04/25/21	3,890	—	—
Public Joint Stock Company Sberbank of Russia	07/25/16	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	05/25/21	4,462	—	—
Saudi Arabian Oil Company	07/25/24	2,551	2,503	0.2
Tongcheng-Elong Holdings Limited	07/26/21	5,747	7,206	0.6
Xiaomi Corporation	01/02/25	7,790	8,330	0.7
		76,267	65,162	5.6

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	BBH	04/02/25	ZAR	(17,115)	(933)	(4)
USD/ZAR	SSB	04/03/25	ZAR	(1,198)	(65)	—
ZAR/USD	SSB	04/03/25	ZAR	979	53	—
					(945)	(4)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	265,608	868,685	4,785	1,139,078
Preferred Stocks	18,766	—	—	18,766
Short Term Investments	8,199	—	—	8,199
	292,573	868,685	4,785	1,166,043
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(4)	—	(4)
	—	(4)	—	(4)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 92.5%
Industrials 24.8%
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.81%, (3 Month Term SOFR + 4.25%), 10/28/27 (a)	544	523
Advisor Group, Inc.
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/17/28 (a)	5,003	4,962
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	7,275	7,200
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.00%), 11/21/31 (a) (b)	44	44
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 11/21/31 (a)	531	527
Ali Group North America Corporation
2021 Term Loan B, 6.44%, (1 Month Term SOFR + 2.00%), 10/13/28 (a)	738	738
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	7,380	7,367
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 07/31/31 (a)	2,688	2,594
American Airlines, Inc.
2021 Term Loan, 9.30%, (3 Month Term SOFR + 4.75%), 03/10/28 (a)	4,003	4,082
2023 1st Lien Term Loan, 6.51%, (6 Month Term SOFR + 2.25%), 05/29/29 (a)	401	395
Amynta Agency Borrower Inc.
2024 1st Lien Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 12/06/31 (a)	578	572
Anticimex International AB
2021 USD Term Loan B1, 7.49%, (SOFR + 3.15%), 07/21/28 (a)	336	335
2024 Term Loan B6, 7.74%, (SOFR + 3.40%), 11/16/28 (a)	648	646
APi Group DE, Inc.
2025 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	669	666
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.75%), 10/10/31 (a) (b)	49	49
2024 Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 10/10/31 (a)	426	426
Arsenal AIC Parent LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	4,303	4,265
Artera Services, LLC
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/31 (a) (b)	25	24
2024 Term Loan, 8.83%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	713	675
Arthur US Finco Inc
Term Loan B, 9.58%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	475	416
Assetmark Financial Holdings, Inc.
2024 Term Loan, 7.08%, (3 Month Term SOFR + 2.75%), 06/03/31 (a)	3,484	3,457
Azuria Water Solutions, Inc.
2024 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/31/28 (a)	2,161	2,146
Barnes Group Inc
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/31 (a)	1,789	1,775
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	1,321	1,300
Bleriot US Bidco Inc.
2023 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 10/31/28 (a)	268	266
Boost Newco Borrower, LLC
2025 USD Term Loan B, 6.29%, (3 Month Term SOFR + 2.00%), 01/31/31 (a)	769	763
BrightView Landscapes, LLC
2024 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 04/20/29 (a)	2,469	2,439
Brock Holdings III, Inc.
2024 Term Loan B, 10.33%, (3 Month Term SOFR + 6.00%), 05/01/30 (a)	219	218
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 07/20/30 (a)	1,849	1,843
Carnival Corporation
2025 Term Loan (2027), 6.32%, (1 Month Term SOFR + 2.00%), 08/09/27 (a)	1,454	1,449
2025 Term Loan (2028), 6.32%, (1 Month Term SOFR + 2.00%), 10/18/28 (a)	4,205	4,195
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	844	812
Chart Industries, Inc.
2024 Term Loan B, 6.81%, (SOFR + 2.50%), 03/15/30 (a)	645	644
CHG Healthcare Services Inc.
2024 Term Loan B1, 7.31%, (3 Month Term SOFR + 3.00%), 09/29/28 (a)	760	759
Chromalloy Corporation
2024 Term Loan B, 8.06%, (3 Month Term SOFR + 3.75%), 03/21/31 (a)	377	376
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	4,888	4,847
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 08/23/28 (a) (b)	2	2
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.50%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	3,471	3,453
Clydesdale Acquisition Holdings, Inc
Term Loan, 0.00%, (SOFR + 3.25%), 03/27/32 (a) (b)	3,369	3,349
Cogentrix Finance Holdco I LLC
Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 02/13/32 (a)	360	358
Conair Holdings, LLC
Term Loan B, 8.19%, (1 Month Term SOFR + 3.75%), 05/13/28 (a)	2,189	1,882
Constant Contact Inc
Term Loan, 8.56%, (3 Month Term SOFR + 4.00%), 02/10/28 (a)	979	913
Construction Partners Inc
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	435	432
Core & Main LP
2024 Term Loan E, 6.27%, (6 Month Term SOFR + 2.00%), 02/09/31 (a)	213	212
Corporation Service Company
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 08/10/29 (a)	603	599
Covetrus, Inc.
Term Loan, 9.33%, (3 Month Term SOFR + 5.00%), 09/21/29 (a)	1,550	1,487
CP Atlas Buyer, Inc.
2021 Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 11/23/27 (a)	2,124	1,960
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	537	531
CPM Holdings, Inc.
2023 Term Loan, 8.82%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	158	155
CQP Holdco LP
2024 1st Lien Term Loan B, 6.33%, (3 Month Term SOFR + 2.00%), 12/31/30 (a)	7,104	7,079
Crown Equipment Corp
Term Loan, 0.00%, (SOFR + 2.25%), 10/10/31 (a) (b)	90	90
Crown Equipment Corporation
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/02/31 (a)	210	209

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Crown Subsea Communications Holding,Inc.
2024 Term Loan B1, 8.32%, (1 Month Term SOFR + 4.00%), 01/30/31 (a)	3,367	3,366
Darktrace PLC
1st Lien Term Loan, 7.54%, (3 Month Term SOFR + 3.25%), 07/02/31 (a)	810	801
2nd Lien Term Loan, 9.54%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	235	231
DG Investment Intermediate Holdings 2, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (a) (b)	39	38
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 03/31/28 (a)	611	607
DXP Enterprises, Inc.
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 10/11/30 (a)	182	181
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	466	464
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	177	177
EAB Global, Inc.
2021 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/16/28 (a)	522	505
Echo Global Logistics, Inc.
Term Loan, 8.17%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	353	345
EMG Utica Midstream Holdings LLC
Term Loan, 0.00%, (SOFR + 4.00%), 10/24/29 (a) (b)	315	315
Employbridge Holding Company
2021 Term Loan B, 9.32%, (3 Month Term SOFR + 4.75%), 07/16/28 (a)	4,985	2,513
2025 First Out Delayed Draw Term Loan, 0.00%, 01/19/30 (a) (b)	557	476
2025 First Out Term Loan, 8.80%, (3 Month Term SOFR + 4.50%), 01/19/30 (a)	1,330	1,136
EMRLD Borrower LP
2024 Term Loan B, 6.83%, (3 Month Term SOFR + 2.50%), 06/18/31 (a)	318	315
Ensemble RCM, LLC
2024 Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 08/01/29 (a)	3,698	3,692
Esdec Solar Group B.V.
Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 08/23/28 (a) (c)	436	331
Fertitta Entertainment, LLC
2022 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 01/13/29 (a) (d)	4,868	4,787
First Student Bidco Inc
Term Loan B, 6.89%, (3 Month Term SOFR + 2.50%), 07/13/28 (a)	1,848	1,843
2024 Term Loan C, 6.89%, (3 Month Term SOFR + 2.50%), 07/21/28 (a)	565	564
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/15/31 (a)	745	737
Foundever Worldwide Corporation
2021 USD Term Loan, 8.18%, (3 Month Term SOFR + 3.75%), 07/28/28 (a)	6,111	3,601
Franchise Group Intermediate Holdco, LLC
2024 DIP New Money Term Loan, 0.00%, (1 Month Term SOFR + 9.00%), 05/07/25 (a) (b)	63	63
2024 DIP New Money Term Loan, 13.43%, (1 Month Term SOFR + 9.00%), 05/07/25 (a)	113	113
2024 DIP New Money Term Loan, 13.44%, (1 Month Term SOFR + 9.00%), 05/07/25 (a)	66	66
2021 First Out Term Loan B, 9.30%, (3 Month Term SOFR + 4.75%), 02/24/26 (a)	943	384
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	607	601
Gloves Buyer Inc
Term Loan, 0.00%, (SOFR + 4.00%), 01/16/32 (a) (b)	4,675	4,488
Gloves Buyer, Inc.
2021 Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 12/29/27 (a)	1,462	1,404
Grant Thornton Advisors LLC
2025 Term Loan B, 7.06%, (SOFR + 2.75%), 05/30/31 (a)	2,692	2,676
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 2.75%), 06/02/31 (a) (b)	35	34
Griffon Corporation
2024 Term Loan B, 6.33%, (3 Month Term SOFR + 2.00%), 01/24/29 (a)	910	908
Groupe Solmax Inc.
Term Loan, 9.19%, (1 Month Term SOFR + 4.75%), 06/28/28 (a)	675	555
Term Loan, 9.34%, (3 Month Term SOFR + 4.75%), 06/28/28 (a)	784	645
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 04/22/30 (a)	896	895
Heritage-Crystal Clean, Inc.
Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 10/05/30 (a)	2,183	2,179
HighTower Holdings LLC
2025 Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 01/16/32 (a)	704	698
Horizon US Finco LP
Term Loan B, 8.68%, (SOFR + 4.25%), 12/16/31 (a)	500	473
Hunter Holdco 3 Limited
USD Term Loan B, 8.68%, (3 Month Term SOFR + 4.25%), 08/05/28 (a)	3,029	2,901
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 6.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	204	205
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 12/06/28 (a)	770	770
Janus International Group, LLC
2024 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 08/02/30 (a)	164	164
John Bean Technologies Corp
Term Loan B, 6.67%, (1 Month Term SOFR + 2.25%), 10/09/31 (a)	190	189
Johnstone Supply LLC
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 06/09/31 (a)	483	478
Kaman Corporation
2025 Delayed Draw Term Loan, 0.00%, 01/30/32 (a) (b)	102	100
2025 Term Loan B, 7.03%, (3 Month Term SOFR + 2.75%), 01/30/32 (a)	539	531
2025 Term Loan B, 7.07%, (6 Month Term SOFR + 2.75%), 01/30/32 (a)	539	531
KNS Acquisition Corp.
2024 Term Loan A, 9.44%, (1 Month Term SOFR + 5.00%), 04/19/30 (a)	340	329
2024 Term Loan B, 11.44%, (1 Month Term SOFR + 7.00%), 10/19/30 (a)	327	226
Kohler Energy Co LLC
USD Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/30/31 (a)	3,451	3,392
KUEHG Corp.
2024 Term Loan, 7.54%, (3 Month Term SOFR + 3.25%), 06/12/30 (a)	615	613
LaserShip, Inc.
2024 New Money Term Loan A, 10.56%, (1 Month Term SOFR + 6.25%), 01/02/29 (a)	122	120
2024 Term Loan B, 10.08%, (1 Month Term SOFR + 5.50%), 08/10/29 (a)	344	197
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	1,058	974
LC AHAB US Bidco LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	379	375
LSF12 Badger Bidco LLC
Term Loan B, 10.32%, (1 Month Term SOFR + 6.00%), 07/25/30 (a)	1,410	1,368
Madison IAQ LLC
Term Loan, 6.76%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	853	842

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Term Loan B, 0.00%, (SOFR + 3.25%), 03/26/32 (a) (b)	3,487	3,451
Madison Safety & Flow
Term Loan, 0.00%, (SOFR + 2.75%), 09/26/31 (a) (b)	676	674
Madison Safety & Flow LLC
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 09/19/31 (a)	2,939	2,933
MajorDrive Holdings IV LLC
Term Loan B, 8.59%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	3,628	3,281
Maximus, Inc.
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 05/21/31 (a)	194	193
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 3.50%), 10/08/28 (a) (b)	469	299
2021 1st Lien Term Loan, 7.89%, (3 Month Term SOFR + 3.50%), 10/08/28 (a)	3,598	2,296
Minimax Viking GmbH
Term Loan, 0.00%, (SOFR + 2.25%), 02/19/32 (a) (b)	820	817
Modena Buyer LLC
Term Loan, 8.79%, (3 Month Term SOFR + 4.50%), 04/03/31 (a)	1,681	1,625
Neptune Bidco US Inc
2022 USD Term Loan A, 9.14%, (3 Month Term SOFR + 4.75%), 10/11/28 (a)	437	375
2022 USD Term Loan B, 9.39%, (3 Month Term SOFR + 5.00%), 04/11/29 (a)	5,327	4,576
NorthRiver Midstream Finance LP
2023 USD Term Loan B, 6.56%, (3 Month Term SOFR + 2.25%), 08/10/30 (a)	4,022	3,999
Nuvei Technologies Corp.
2024 Term Loan B1, 7.32%, (1 Month Term SOFR + 3.00%), 07/19/31 (a)	4,593	4,556
OMNIA Partners LLC
2024 Term Loan B, 7.04%, (3 Month Term SOFR + 2.75%), 07/25/30 (a)	745	740
2024 Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 07/25/30 (a)	133	132
Optiv Security, Inc.
2023 Term Loan, 9.55%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	601	458
Oscar AcquisitionCo, LLC
Term Loan B, 8.50%, (6 Month Term SOFR + 4.25%), 04/29/29 (a)	1,045	975
Osmose Utilities Services, Inc.
Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 06/18/28 (a)	972	958
Parexel International Corporation
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 11/15/28 (a)	1,411	1,407
Patagonia Holdco LLC
Term Loan B1, 10.05%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (d)	351	309
Pelican Products, Inc.
2021 Term Loan, 8.84%, (3 Month Term SOFR + 4.25%), 11/16/28 (a)	5,774	5,276
PHRG Intermediate LLC
2025 Term Loan B, 8.32%, (3 Month Term SOFR + 4.00%), 02/13/32 (a)	555	540
Pike Corporation
2021 Incremental Term Loan B, 7.44%, (1 Month Term SOFR + 3.00%), 01/15/28 (a)	1,000	1,001
Pitney Bowes Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 01/31/32 (a) (b)	660	652
2025 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/31/32 (a)	3,799	3,754
Plano HoldCo Inc
Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 08/01/31 (a)	230	229
PMHC II, Inc.
2022 Term Loan B, 8.69%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	2,253	1,974
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	51	51
PUG LLC
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	4,087	4,066
Quikrete Holdings, Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 01/30/32 (a) (b)	410	405
2025 Term Loan B, 6.54%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	850	840
Rand Parent LLC
2023 Term Loan B, 8.08%, (3 Month Term SOFR + 3.00%), 02/09/30 (a)	3,507	3,456
Roper Industrial Products Investment Company LLC
2024 USD 1st Lien Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 11/23/29 (a)	5,248	5,217
Smyrna Ready Mix Concrete, LLC
2023 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 04/02/29 (a)	1,910	1,893
Southern Veterinary Partners, LLC
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 10/30/31 (a)	1,105	1,101
Spin Holdco Inc.
2021 Term Loan, 8.56%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	6,020	5,072
Star Parent Inc.
Term Loan B, 8.33%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	4,963	4,734
Stonepeak Nile Parent LLC
Term Loan, 0.00%, (SOFR + 2.75%), 02/03/32 (a) (b)	3,844	3,826
Tidal Waste & Recycling Holdings LLC
Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 10/06/31 (a)	220	220
Titan Acquisition Limited
2024 Term Loan B, 8.78%, (6 Month Term SOFR + 4.50%), 02/01/29 (a)	4,014	3,991
TK Elevator Midco GmbH
Term Loan, 0.00%, (SOFR + 3.00%), 04/30/30 (a) (b)	3,883	3,869
TK Elevator US Newco Inc
USD Term Loan B, 7.74%, (6 Month Term SOFR + 3.50%), 04/11/30 (a)	299	298
TKC Holdings, Inc.
2024 Term Loan, 9.32%, (1 Month Term SOFR + 5.00%), 05/15/28 (a)	3,298	3,260
TransDigm, Inc.
2023 Term Loan J, 6.83%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	10,730	10,663
2024 Term Loan, 6.83%, (3 Month Term SOFR + 2.50%), 09/05/32 (a)	493	490
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 02/22/31 (a)	3,035	3,024
US Fertility Enterprises LLC
2024 Delayed Draw Term Loan, 0.00%, 10/03/31 (a) (b)	11	11
2024 Term Loan, 8.78%, (6 Month Term SOFR + 4.50%), 10/03/31 (a)	248	248
Vaco Holdings, LLC
2022 Term Loan, 9.48%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	1,585	1,461
Veritiv Corporation
Term Loan B, 8.31%, (1 Month Term SOFR + 4.00%), 11/30/30 (a)	1,433	1,424
Vista Mgmt Holding Inc
Term Loan, 0.00%, (SOFR + 3.75%), 03/27/31 (a) (b)	3,765	3,736
WEC US Holdings Ltd.
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 01/20/31 (a)	1,647	1,630
WestJet Loyalty LP
Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	1,742	1,673

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
WIN Waste Innovations Holdings, Inc.
2025 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 3.75%), 03/27/28 (a) (b)	175	173
2025 Incremental Term Loan, 8.18%, (3 Month Term SOFR + 3.75%), 03/27/28 (a)	185	183
2021 Term Loan B, 7.19%, (1 Month Term SOFR + 2.75%), 03/31/28 (a)	392	384
		258,897
Information Technology 15.3%
Ahead DB Holdings, LLC
2024 Term Loan B3, 7.29%, (3 Month Term SOFR + 3.00%), 01/24/31 (a)	6,871	6,851
2024 Term Loan B3, 0.00%, (3 Month Term SOFR + 3.00%), 02/01/31 (a) (b)	2,000	1,994
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 02/07/31 (a) (b)	2,500	2,498
2024 1st Lien Term Loan, 7.08%, (3 Month Term SOFR + 2.75%), 02/07/31 (a)	899	898
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	1,888	1,864
Athenahealth Group, Inc.
2022 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	7,124	7,023
BCPE Pequod Buyer Inc
USD Term Loan B, 7.79%, (3 Month Term SOFR + 3.50%), 09/19/31 (a)	2,803	2,792
Boxer Parent Company Inc.
2025 USD Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 07/30/31 (a)	6,082	5,969
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	624	615
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.42%, (1 Month Term SOFR + 4.00%), 03/15/31 (a)	861	825
Central Parent Inc.
2024 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	6,159	5,270
Chamberlain Group Inc
Term Loan B, 7.67%, (1 Month Term SOFR + 3.25%), 10/22/28 (a)	1,874	1,854
Clearwater Analytics LLC
Term Loan, 0.00%, (SOFR + 2.25%), 02/10/32 (a) (b)	779	775
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 03/30/29 (a)	3,739	3,701
2024 USD Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 03/24/31 (a)	2,815	2,785
ConnectWise, LLC
2021 Term Loan B, 8.09%, (3 Month Term SOFR + 3.50%), 09/23/28 (a)	507	506
Dayforce, Inc.
2025 Term Loan B, 6.32%, (3 Month Term SOFR + 2.00%), 03/01/31 (a)	313	312
DCert Buyer, Inc.
2019 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	4,275	4,150
2021 2nd Lien Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	250	201
Delta TopCo, Inc.
2025 Term Loan B, 7.07%, (3 Month Term SOFR + 2.75%), 11/30/29 (a)	4,346	4,293
Dragon Buyer, Inc
Term Loan B, 7.33%, (3 Month Term SOFR + 3.00%), 09/24/31 (a)	354	351
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/31/30 (a)	217	217
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 10/29/29 (a)	1,310	1,307
Epicor Software Corporation
2024 Delayed Draw Term Loan, 7.06%, 05/23/31 (a)	447	445
2024 Term Loan E, 7.07%, (1 Month Term SOFR + 2.75%), 05/23/31 (a)	4,685	4,669
Fortress Intermediate 3, Inc
Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 05/09/31 (a)	4,904	4,889
Gainwell Acquisition Corp.
Term Loan B, 8.43%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	5,550	5,194
Galaxy US Opco Inc.
Term Loan, 9.29%, (3 Month Term SOFR + 5.00%), 04/19/29 (a)	480	401
Gen Digital Inc.
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/28/29 (a)	1,218	1,211
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/23/32 (a)	3,315	3,275
Go Daddy Operating Company, LLC
2024 Term Loan B7, 6.07%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	975	969
Helios Software Holdings, Inc.
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 07/18/30 (a)	2,793	2,792
Kaseya Inc.
2025 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 03/05/32 (a) (b)	3,614	3,599
2025 1st Lien Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 03/05/32 (a)	1,190	1,185
2025 2nd Lien Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	355	355
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	4,251	4,050
MH Sub I, LLC
2023 Term Loan, 0.00%, (1 Month Term SOFR + 4.25%), 04/13/28 (a) (b)	55	52
2024 Term Loan B4, 8.57%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	11,097	10,151
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 06/05/31 (a)	841	830
MKS Instruments, Inc.
2025 USD Repriced Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 08/17/29 (a)	631	630
NCR Atleos LLC
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 04/16/29 (a)	324	325
Open Text Corporation
2023 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/31/30 (a)	3,939	3,928
Peraton Corp.
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/22/28 (a)	5,531	4,913
PointClickCare Technologies, Inc.
2024 USD Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 10/11/31 (a)	2,792	2,783
Polaris Newco LLC
USD Term Loan B, 8.30%, (3 Month Term SOFR + 3.75%), 06/03/28 (a)	3,510	3,353
Priority Holdings, LLC
2024 Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 05/16/31 (a)	128	128
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 10/28/30 (a) (b)	375	374
2024 1st Lien Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 10/28/30 (a)	1,162	1,159
Project Alpha Intermediate Holding, Inc.
Term Loan, 0.00%, (SOFR + 3.25%), 10/28/30 (a) (b)	810	808
Term Loan, 0.00%, (SOFR + 5.00%), 11/22/32 (a) (b)	430	427
Project Boost Purchaser, LLC
2024 Term Loan, 7.31%, (3 Month Term SOFR + 3.00%), 07/02/31 (a)	810	805
2024 2nd Lien Term Loan, 9.56%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	145	145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Proofpoint, Inc.
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	3,457	3,442
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.19%, (1 Month Term SOFR + 2.75%), 03/15/28 (a)	812	372
2024 First Lien First Out Term Loan, 10.69%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	189	194
RealPage, Inc
1st Lien Term Loan, 7.59%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	1,227	1,210
2024 Incremental Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	1,144	1,143
Red Planet Borrower, LLC
Term Loan B, 7.92%, (1 Month Term SOFR + 3.50%), 09/23/28 (a)	603	590
Renaissance Holding Corp.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/05/30 (a)	960	941
Rocket Software, Inc.
2023 USD Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 11/28/28 (a)	4,950	4,932
Sandisk Corp
Term Loan B, 7.33%, (3 Month Term SOFR + 3.00%), 12/12/31 (a)	4,893	4,814
Sovos Compliance, LLC
2025 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 08/12/29 (a)	491	489
SS&C Technologies Inc.
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 05/09/31 (a)	2,816	2,813
Starlight Parent, LLC
Term Loan, 0.00%, (SOFR + 4.00%), 03/12/32 (a) (b)	2,000	1,939
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 4.25%), 10/11/31 (a)	410	407
Twitter, Inc.
Term Loan, 10.98%, (SOFR + 6.50%), 10/27/29 (a)	920	914
2025 Fixed Term Loan, 9.50%, (Fixed + 9.50%), 12/31/99 (a)	1,520	1,558
UKG Inc.
2024 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 01/30/31 (a)	7,498	7,478
Vertiv Group Corporation
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 03/02/27 (a)	1,459	1,454
VS Buyer, LLC
2024 1st Lien Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 04/12/31 (a)	453	452
World Wide Technology Holding Co. LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 03/01/30 (a)	1,667	1,662
Zayo Group Holdings, Inc.
USD Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	1,000	929
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	1,307	1,302
		159,931
Communication Services 11.3%
19th Holdings Golf, LLC
2022 Term Loan B, 7.66%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	824	802
Academy, Ltd.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	162	161
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 04/08/30 (a)	549	547
Allen Media, LLC
2021 Term Loan B, 9.98%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (d)	7,839	4,508
Altice Financing SA
2022 USD Term Loan, 9.30%, (3 Month Term SOFR + 5.00%), 10/31/27 (a)	8,428	6,860
Altice France S.A.
2018 Term Loan B13, 8.68%, (Prime + 3.00%), 07/13/26 (a)	980	855
2023 USD Term Loan B14, 9.80%, (3 Month Term SOFR + 5.50%), 08/31/28 (a)	6,861	6,138
AMC Entertainment Holdings, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 7.00%), 01/04/29 (a) (b)	1,490	1,483
2024 Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 01/04/29 (a)	2,184	2,173
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.94%, (1 Month Term SOFR + 5.50%), 07/21/27 (a)	1,086	984
High-Yield Term Loan B2, 9.94%, (1 Month Term SOFR + 5.50%), 07/21/27 (a)	275	248
Arcis Golf LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 11/24/28 (a)	345	344
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.68%, (3 Month Term SOFR + 5.09%), 07/31/25 (a)	1,041	741
2024 Incremental Second Out Term Loan, 12.09%, (3 Month Term SOFR + 7.50%), 07/31/25 (a)	212	204
2024 Bridge Term Loan, 14.30%, (3 Month Term SOFR + 10.00%), 12/24/25 (a) (c)	197	194
Ciena Corporation
2025 Repriced Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 10/24/30 (a)	133	132
Cimpress Public Limited Company
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/17/28 (a)	2,948	2,877
City Football Group Limited
2024 Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 07/21/30 (a)	1,499	1,477
CMG Media Corporation
2024 Term Loan, 7.93%, (3 Month Term SOFR + 3.50%), 06/18/29 (a)	4,731	4,425
CommScope, Inc.
2024 Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 12/15/29 (a)	1,906	1,896
2024 Term Loan, 0.00%, (1 Month Term SOFR + 5.25%), 12/17/29 (a) (b)	115	114
Connect Finco Sarl
2024 Extended Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 09/11/29 (a)	4,031	3,532
Consolidated Communications, Inc.
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 09/15/27 (a)	1,000	995
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 7.57%, (1 Month Term SOFR + 3.25%), 01/24/32 (a)	1,500	1,465
Crown Finance US, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 10/31/31 (a)	1,441	1,432
CSC Holdings, LLC
2022 Term Loan B6, 8.82%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	5,388	5,202
Dave & Buster's, Inc.
2024 Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 06/29/29 (a)	307	273
2024 1st Lien Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 09/26/31 (a)	424	369
DirecTV Financing, LLC
Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 07/22/27 (a)	771	772
2024 Term Loan, 9.80%, (3 Month Term SOFR + 5.25%), 08/02/29 (a)	1,775	1,746
Dotdash Meredith Inc
2024 Term Loan, 7.82%, (1 Month Term SOFR + 3.50%), 12/01/28 (a)	953	953
Endeavor Group Holdings Inc
Term Loan, 0.00%, (SOFR + 3.00%), 01/28/32 (a) (b)	1,481	1,478
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 11/18/28 (a)	72	72

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Flutter Financing B.V.
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	2,066	2,053
Frontier Communications Corp.
2025 Term Loan B, 6.79%, (6 Month Term SOFR + 2.50%), 07/01/31 (a)	5,039	5,026
Gray Television, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 05/22/29 (a)	3,451	3,332
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	15,659	15,600
GVC Holdings (Gibraltar) Limited
2024 USD Term Loan B3, 7.05%, (3 Month Term SOFR + 2.75%), 10/31/29 (a)	5,324	5,325
Herschend Entertainment Company, LLC
2021 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/18/28 (a)	972	972
II-VI Incorporated
2024 1st Lien Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 07/02/29 (a)	892	890
LCPR Loan Financing LLC
2021 Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 09/25/28 (a)	500	411
Level 3 Financing, Inc.
Term Loan, 0.00%, (SOFR + 4.25%), 03/20/32 (a) (b)	1,125	1,110
Life Time Fitness Inc
2024 Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 10/22/31 (a)	613	612
Lumen Technologies, Inc.
2024 Term Loan A, 0.00%, (1 Month Term SOFR + 6.00%), 06/01/28 (a) (b)	155	155
2024 Term Loan A, 10.32%, (1 Month Term SOFR + 6.00%), 06/01/28 (a)	219	219
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (a)	643	618
2024 Extended Term Loan B2, 0.00%, (1 Month Term SOFR + 2.35%), 04/15/30 (a) (b)	309	296
2024 Extended Term Loan B2, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/30 (a)	1,007	966
Ontario Gaming GTA LP
Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	479	471
Pretzel Parent, Inc.
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 08/14/31 (a)	165	165
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 02/21/30 (a)	338	338
SBA Senior Finance II LLC
2024 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 01/20/31 (a)	351	351
Scientific Games Holdings LP
2024 USD Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 04/04/29 (a)	3,409	3,387
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.64%, (3 Month Term SOFR + 9.05%), 11/01/25 (a)	449	14
Telesat Canada
Term Loan B5, 7.32%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	3,000	1,728
Topgolf Callaway Brands Corp.
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/14/30 (a)	751	708
Townsquare Media, Inc.
2025 Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 01/17/31 (a) (c)	160	150
TripAdvisor Inc
Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 07/01/31 (a)	214	210
UFC Holdings, LLC
2024 Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 11/13/31 (a)	2,459	2,451
Univision Communications Inc.
2022 Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 05/06/28 (a)	2,029	1,954
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 01/31/29 (a) (b)	2,155	2,092
2022 First Lien Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	1,990	1,927
ViaSat, Inc.
Term Loan, 8.94%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	5,077	4,721
2023 Term Loan, 8.94%, (1 Month Term SOFR + 4.50%), 05/30/30 (a)	3,160	2,869
Virgin Media Bristol LLC
USD Term Loan N, 6.93%, (1 Month Term SOFR + 2.50%), 10/03/27 (a)	700	680
2023 USD Term Loan Y, 7.72%, (SOFR + 3.17%), 03/06/31 (a)	590	567
		117,820
Consumer Discretionary 9.8%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.07%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	3,950	3,906
888 Acquisitions Limited
USD Term Loan B, 9.50%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	1,263	1,217
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	5,285	5,224
ACProducts, Inc.
2021 Term Loan B, 8.84%, (3 Month Term SOFR + 4.25%), 05/17/28 (a)	1,674	1,095
Adient US LLC
2024 Term Loan B2, 6.57%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	3,087	3,042
American Trailer World Corp.
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	4,232	3,407
Apro, LLC
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 06/26/31 (a)	522	520
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	446	445
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/01/31 (a)	1,129	1,126
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 7.07%, (1 Month Term SOFR + 2.75%), 12/13/29 (a)	543	537
Caesars Entertainment Inc.
Term Loan B, 6.56%, (3 Month Term SOFR + 2.25%), 01/25/30 (a)	9,567	9,495
2024 Term Loan B1, 6.56%, (3 Month Term SOFR + 2.25%), 01/24/31 (a)	1,153	1,144
Champ Acquisition Corporation
2024 Term Loan B, 8.83%, (3 Month Term SOFR + 4.50%), 11/08/31 (a)	1,496	1,503
Clarios Global LP
2024 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	4,017	3,956
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	1,180	1,161
Crocs, Inc.
2024 Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 02/20/29 (a)	940	943
CWGS Group, LLC
2021 Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 05/25/28 (a)	475	458
EG Group Limited
2024 Term Loan B, 8.56%, (3 Month Term SOFR + 4.25%), 02/07/28 (a)	4,859	4,855
First Brands Group, LLC
2021 Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 03/22/27 (a)	220	204
2022 Incremental Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 03/30/27 (a)	6,302	5,837
2021 2nd Lien Term Loan, 13.05%, (3 Month Term SOFR + 8.50%), 03/30/28 (a)	2,558	2,290
Flynn Restaurant Group LP
2021 Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 11/22/28 (a)	266	266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
2025 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 01/17/32 (a)	510	499
Foundation Building Materials Holding Company LLC
2024 Term Loan B2, 8.55%, (3 Month Term SOFR + 4.00%), 01/25/31 (a)	5,912	5,361
Four Seasons Hotels Limited
2024 1st Lien Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 11/30/29 (a)	88	88
Fugue Finance B.V.
2025 Term Loan B, 7.50%, (6 Month Term SOFR + 3.25%), 01/09/32 (a)	320	319
GEN II Fund Services LLC
2024 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 11/19/31 (a)	420	417
Golden Entertainment, Inc.
2023 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/18/30 (a)	648	644
Hanesbrands, Inc.
2025 Term Loan B, 7.06%, (1 Month Term SOFR + 2.75%), 02/20/32 (a)	1,687	1,682
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 05/20/28 (a)	618	614
2024 Incremental Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 01/10/31 (a)	2,125	2,107
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (a)	7,128	6,791
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/26/30 (a)	5,727	5,634
Lippert Colipper
Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 03/18/32 (a)	315	312
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 10.54%, (3 Month Term SOFR + 6.25%), 03/01/26 (a)	333	322
PCI Gaming Authority
Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/15/26 (a)	114	113
PetSmart, Inc.
2021 Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 01/29/28 (a)	3,946	3,876
Raising Cane's Restaurants, LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/10/31 (a)	109	109
Restoration Hardware, Inc.
Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 10/15/28 (a)	261	248
RVR Dealership Holdings, LLC
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/08/28 (a)	592	525
Sabre GLBL Inc.
2021 Term Loan B1, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	594	569
2021 Term Loan B2, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	691	662
2022 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 5.00%), 06/09/28 (a) (b)	602	578
2022 1st Lien Term Loan B, 9.42%, (1 Month Term SOFR + 5.00%), 06/09/28 (a)	1,200	1,152
2024 Term Loan B1, 10.42%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	1,083	1,056
Service Logic Acquisition, Inc
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 10/29/27 (a) (b)	938	934
2025 Repriced Term Loan B, 7.30%, (1 Month Term SOFR + 3.00%), 10/29/27 (a)	945	942
Station Casinos LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/07/31 (a)	1,153	1,146
Sweetwater Borrower, LLC
Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 08/03/28 (a)	2,274	2,263
Tempur Sealy International Inc.
2024 Term Loan B, 6.80%, (1 Month Term SOFR + 2.50%), 10/04/31 (a)	448	447
2024 Term Loan B, 6.92%, (1 Month Term SOFR + 2.50%), 10/04/31 (a)	450	449
Tenneco, Inc.
2022 Term Loan B, 9.42%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	4,537	4,409
2022 Term Loan B, 9.43%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	13	12
Tory Burch LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 04/14/28 (a)	471	469
Varsity Brands, Inc.
2025 Term Loan, 7.82%, (3 Month Term SOFR + 3.50%), 08/26/31 (a)	880	861
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	618	608
Weber-Stephen Products LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 10/20/27 (a)	972	939
WH Borrower, LLC
2025 Term Loan B, 9.07%, (3 Month Term SOFR + 4.75%), 02/12/32 (a)	1,865	1,852
Whatabrands LLC
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	1,131	1,126
		102,766
Financials 8.4%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.32%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	10,778	10,691
Albion Financing 3 SARL
2025 USD Term Loan B, 7.29%, (6 Month Term SOFR + 3.00%), 08/16/29 (a)	2,588	2,586
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.07%, (1 Month Term SOFR + 2.75%), 09/12/31 (a)	2,877	2,858
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/09/30 (a)	2,145	2,125
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.82%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	4,374	4,377
Asurion LLC
2021 Term Loan B9, 7.69%, (1 Month Term SOFR + 3.25%), 02/05/28 (a)	4,070	4,034
2021 2nd Lien Term Loan B3, 9.69%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	3,840	3,626
2023 Term Loan B11, 8.67%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	1,432	1,417
2021 Second Lien Term Loan B4, 9.69%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	3,265	3,017
2024 Term Loan B12, 8.57%, (1 Month Term SOFR + 4.25%), 09/12/30 (a)	3,403	3,355
Azorra Soar TLB Finance Ltd
Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 10/10/29 (a)	318	319
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.32%, (1 Month Term SOFR + 3.00%), 05/10/31 (a)	109	108
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 02/11/28 (a)	980	973
Citadel Securities LP
2024 First Lien Term Loan, 6.33%, (3 Month Term SOFR + 2.00%), 10/31/31 (a)	1,790	1,787
Cotiviti Corporation
2024 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	5,013	4,901
2024 Fixed Term Loan B, 7.63%, (Fixed + 7.63%), 02/21/31 (a)	230	226
HUB International Limited
2025 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 06/20/30 (a)	5,344	5,318
Hudson River Trading LLC
2024 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 03/18/30 (a)	4,869	4,857

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Jane Street Group, LLC
2024 Term Loan B1, 6.31%, (3 Month Term SOFR + 2.00%), 12/10/31 (a)	7,413	7,321
Jones DesLauriers Insurance Management Inc.
2025 Term Loan B, 7.07%, (3 Month Term SOFR + 2.75%), 03/15/30 (a)	457	451
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.29%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	204	174
Moneygram International, Inc
2024 Term Loan B, 9.04%, (3 Month Term SOFR + 4.75%), 06/01/30 (a)	3,953	3,692
NEXUS Buyer LLC
2025 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 07/31/31 (a)	1,676	1,666
Novae LLC
1st Lien Term Loan, 9.45%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (d)	350	326
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 09/11/31 (a)	2,472	2,461
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 02/16/28 (a) (b)	475	473
2023 Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 02/16/28 (a)	5,266	5,246
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 11.92%, (1 Month Term SOFR + 7.50%), 10/03/29 (a)	4,801	1,921
2024 UnSub FLFO, 12.67%, (1 Month Term SOFR + 8.25%), 10/07/29 (a)	2,684	2,562
Superannuation and Investments US LLC
USD Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/23/28 (a)	2,192	2,197
Trans Union, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	972	969
Truist Insurance Holdings LLC
2024 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 05/06/31 (a)	614	609
2nd Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.75%), 03/08/32 (a)	550	554
USI, Inc.
2024 Term Loan C, 6.58%, (3 Month Term SOFR + 2.25%), 09/27/30 (a)	108	107
VFH Parent LLC
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 06/13/31 (a)	510	510
Viant Medical Holdings, Inc.
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 10/15/31 (a)	254	254
		88,068
Health Care 6.2%
1261229 Bc Ltd
Term Loan, 0.00%, (SOFR + 6.25%), 09/25/30 (a) (b)	1,550	1,488
Accelerated Health Systems, LLC
2022 Term Loan B, 8.73%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	954	740
ADMI Corp.
2021 Incremental Term Loan B3, 8.19%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	3,112	3,083
2023 Term Loan B5, 10.07%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	678	680
Amneal Pharmaceuticals LLC
2023 Term Loan B, 9.82%, (1 Month Term SOFR + 5.50%), 05/04/28 (a)	4,191	4,258
Avantor Funding, Inc.
2024 Term Loan, 6.42%, (1 Month Term SOFR + 2.00%), 11/08/27 (a)	32	32
CNT Holdings I Corp
2025 Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 11/08/32 (a)	1,034	1,026
Embecta Corp
Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 01/27/29 (a)	424	423
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/23/31 (a)	547	542
Fitness International, LLC
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 01/30/29 (a)	312	315
Geo Group, Inc. (The)
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 5.25%), 04/04/29 (a)	321	324
Global Medical Response, Inc.
2024 PIK Term Loan, 9.79%, (3 Month Term SOFR + 5.50%), 10/02/28 (a)	7,371	7,361
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.46%, (3 Month Term SOFR + 2.00%), 11/15/27 (a)	3,000	2,968
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 10/16/31 (a) (b)	30	30
2024 Delayed Draw Term Loan, 7.82%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	5	5
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	270	270
Help At Home, Inc.
2024 Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	853	808
Insulet Corporation
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 07/31/31 (a)	1,305	1,306
Jazz Financing Lux S.a.r.l.
2024 1st Lien Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/05/28 (a)	4,403	4,400
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	5,970	5,781
Loire Finco Luxembourg S.a.r.l.
Term Loan, 0.00%, (SOFR + 4.00%), 01/31/30 (a) (b)	205	204
MED ParentCo LP
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/15/31 (a)	1,082	1,079
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 10/23/28 (a)	6,459	6,444
National Mentor Holdings, Inc.
2021 Term Loan, 8.17%, (1 Month Term SOFR + 3.75%), 02/18/28 (a)	588	568
2021 Term Loan, 8.18%, (1 Month Term SOFR + 3.75%), 02/18/28 (a)	137	133
2021 Term Loan C, 8.18%, (3 Month Term SOFR + 3.75%), 02/18/28 (a)	21	20
Organon & Co
2024 USD Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	707	696
Owens & Minor, Inc.
2022 Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 03/23/29 (a)	1,806	1,717
Padagis LLC
Term Loan B, 9.30%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	4,100	3,829
Phoenix Guarantor Inc
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 02/21/31 (a)	2,710	2,698
Radiology Partners Inc
2024 Extended Term Loan B, 8.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (a)	4,199	4,039
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 01/31/29 (a)	43	41
Raven Acquisition Holdings LLC
Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 10/25/31 (a)	4,858	4,795
Delayed Draw Term Loan, 0.00%, (SOFR + 16.25%), 11/19/31 (a) (b)	347	342
Sotera Health Holdings, LLC
2024 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/30/31 (a)	373	372
TTF Holdings, LLC
2024 Term Loan, 8.00%, (6 Month Term SOFR + 3.75%), 06/20/31 (a)	344	337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.69%, (1 Month Term SOFR + 4.25%), 09/22/28 (a)	126	123
United FP Holdings, LLC
2019 1st Lien Term Loan, 8.55%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	972	935
Upstream Rehabilition, Inc.
2021 Term Loan, 8.80%, (3 Month Term SOFR + 4.25%), 11/20/26 (a)	820	672
		64,884
Materials 6.2%
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.42%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	636	617
2022 USD Incremental Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/04/27 (a)	337	328
Avient Corporation
2024 Term Loan B8, 6.29%, (3 Month Term SOFR + 2.00%), 08/29/29 (a)	438	438
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 12/20/29 (a)	123	123
Berlin Packaging LLC
2024 Term Loan B7, 7.82%, (1 Month Term SOFR + 3.50%), 06/09/31 (a)	1,173	1,168
2024 Term Loan B7, 7.83%, (3 Month Term SOFR + 3.50%), 06/09/31 (a)	127	126
2024 Term Loan B7, 8.04%, (3 Month Term SOFR + 3.50%), 06/09/31 (a)	10	10
Charter NEX US, Inc.
2024 Term Loan B1, 7.31%, (1 Month Term SOFR + 3.00%), 12/01/30 (a)	678	677
Chemours Company (The)
2023 USD Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 08/10/28 (a)	1,462	1,456
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.81%, (3 Month Term SOFR + 4.50%), 11/07/30 (a)	779	747
Discovery Purchaser Corporation
Term Loan, 8.04%, (3 Month Term SOFR + 3.75%), 08/04/29 (a)	1,313	1,299
Domtar Corporation
2021 Term Loan B, 9.94%, (1 Month Term SOFR + 5.50%), 11/30/28 (a)	1,501	1,458
Fortis 333 Inc
Term Loan, 0.00%, (SOFR + 3.50%), 02/06/32 (a) (b)	4,726	4,685
GEON Performance Solutions, LLC
2021 Term Loan, 8.84%, (3 Month Term SOFR + 4.25%), 08/10/28 (a)	2,124	2,089
Hexion Holdings Corporation
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	1,519	1,474
2022 USD 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 7.44%), 02/09/30 (a) (b)	325	307
2022 USD 2nd Lien Term Loan, 11.86%, (1 Month Term SOFR + 7.44%), 02/09/30 (a)	28	27
INEOS Enterprises Holdings US Finco LLC
2023 USD 1st Lien Term Loan B, 8.16%, (3 Month Term SOFR + 3.75%), 06/23/30 (a)	3,357	3,354
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 03/09/29 (a)	2,970	2,844
2023 USD Term Loan, 8.17%, (1 Month Term SOFR + 3.75%), 03/01/30 (a)	1,420	1,331
Ineos US Finance LLC
2023 USD Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	5,370	5,149
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.23%, (6 Month Term SOFR + 4.72%), 02/04/26 (a)	4,823	4,359
Kodiak Building Partners Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 11/26/31 (a) (b)	1,000	959
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 11/26/31 (a)	2,945	2,823
Lonza Group AG
USD Term Loan B, 8.35%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,438	2,238
M2S Group Holdings Inc
Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 08/21/31 (a)	596	571
Natgasoline LLC
Term Loan B, 8.22%, (3 Month Term SOFR + 3.50%), 10/31/25 (a)	477	475
Term Loan, 0.00%, (SOFR + 5.50%), 03/24/30 (a) (b) (c)	420	408
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.92%, (1 Month Term SOFR + 3.50%), 09/22/28 (a)	1,016	1,001
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.55%, (3 Month Term SOFR + 3.25%), 04/03/28 (a)	374	373
2024 USD Term Loan B2, 7.55%, (3 Month Term SOFR + 3.25%), 04/03/28 (a)	657	656
Pregis TopCo Corporation
1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 07/25/26 (a)	384	384
Pretium Packaging, LLC
Second Out Term Loan A1, 8.89%, (3 Month Term SOFR + 3.90%), 10/01/28 (a)	3,261	1,848
First Out Term Loan A, 9.29%, (SOFR + 3.75%), 10/01/28 (a)	884	889
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 11.31%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	2,000	426
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 03/16/27 (a)	359	356
Spa Holdings 3 Oy
USD Term Loan B, 8.34%, (3 Month Term SOFR + 3.75%), 03/18/28 (a)	294	294
Staples, Inc.
2024 Term Loan B, 10.04%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	6,752	5,982
SupplyOne, Inc
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 03/27/31 (a)	168	168
TricorBraun Holdings, Inc.
2021 Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	732	724
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.07%, (1 Month Term SOFR + 2.50%), 05/03/28 (a)	4,098	1,893
W.R. Grace & Co.-Conn.
2021 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 08/11/28 (a)	201	199
Wilsonart LLC
2024 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 07/25/31 (a)	2,985	2,833
Windsor Holdings III, LLC
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/01/30 (a)	5,377	5,316
		64,882
Consumer Staples 3.8%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/19/25 (a)	1,943	1,900
Aspire Bakeries Holdings LLC
Term Loan, 8.57%, (1 Month Term SOFR + 4.25%), 12/16/30 (a)	393	393
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 03/17/28 (a)	491	486
Cardenas Markets, Inc.
2022 Term Loan, 11.18%, (3 Month Term SOFR + 6.75%), 07/20/29 (a)	783	671
Celsius Holdings Inc
Term Loan, 0.00%, (SOFR + 3.25%), 03/21/32 (a) (b)	390	390
Chobani, LLC
2025 Repriced Term Loan B, 6.79%, (1 Month Term SOFR + 2.50%), 10/25/27 (a)	1,180	1,179

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Del Monte Foods, Inc.
2024 First Out Term Loan, 12.47%, (3 Month Term SOFR + 8.15%), 08/31/28 (a)	605	598
2024 Second Out Term Loan, 8.70%, (3 Month Term SOFR + 4.40%), 02/15/29 (a)	156	100
2024 Second Out Term Loan, 8.72%, (3 Month Term SOFR + 4.40%), 02/15/29 (a)	964	616
Eagle Parent Corp.
2025 Incremental Term Loan, 8.56%, (3 Month Term SOFR + 4.25%), 03/17/29 (a) (c)	790	730
2022 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	696	660
Fiesta Purchaser, Inc.
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/31/31 (a)	602	597
Golden State Food LLC
Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 10/07/31 (a)	3,416	3,422
Naked Juice LLC
Term Loan, 7.43%, (3 Month Term SOFR + 3.00%), 01/20/29 (a) (d)	4,583	2,342
2nd Lien Term Loan, 10.43%, (3 Month Term SOFR + 6.00%), 01/25/30 (a)	5,023	1,103
Newly Weds Foods Inc
Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 03/05/32 (a)	905	898
Olaplex, Inc
2022 Term Loan, 7.92%, (1 Month Term SOFR + 3.50%), 02/17/29 (a)	4,889	4,327
Pegasus BidCo BV
2024 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 07/12/29 (a)	4,041	4,031
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 04/01/29 (a)	5,122	5,083
Triton Water Holdings, Inc
2025 Term Loan B, 6.56%, (3 Month Term SOFR + 2.25%), 03/31/28 (a)	6,500	6,469
Upfield B.V.
2025 USD Term Loan B12, 8.07%, (3 Month Term SOFR + 3.75%), 01/03/28 (a)	3,715	3,692
WOOF Holdings, Inc
1st Lien Term Loan, 8.34%, (3 Month Term SOFR + 3.75%), 12/16/27 (a)	972	500
		40,187
Energy 3.3%
AL NGPL Holdings, LLC
Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 04/16/28 (a)	2,858	2,854
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.33%, (3 Month Term SOFR + 3.00%), 10/31/28 (a)	7,189	7,170
Delek US Holdings, Inc.
2022 Term Loan B, 7.92%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	569	563
Epic Crude Services, LP
2024 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 10/09/31 (a)	445	444
Epic Y-Grade Services, LP
2024 Term Loan B, 10.04%, (3 Month Term SOFR + 5.75%), 06/29/29 (a)	716	716
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.54%, (3 Month Term SOFR + 3.25%), 12/21/28 (a)	4,215	4,156
GIP II Blue Holding, L.P
Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 09/22/28 (a)	438	439
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	3,848	3,826
Hilcorp Energy I L.P.
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 02/05/30 (a)	1,919	1,914
NGL Energy Partners LP
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/25/31 (a)	4,582	4,553
NGP XI Midstream Holdings LLC
Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 07/17/31 (a)	244	243
Par Petroleum, LLC
2024 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 02/28/30 (a)	334	328
Prairie ECI Acquiror LP
2024 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 08/01/29 (a)	252	252
Rockpoint Gas Storage Partners LP
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 09/18/31 (a) (b)	95	95
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 09/18/31 (a)	590	588
Traverse Midstream Partners LLC
2017 Term Loan, 7.29%, (3 Month Term SOFR + 3.00%), 02/16/28 (a)	5,843	5,830
		33,971
Utilities 2.9%
BIP PipeCo Holdings LLC
Term Loan B, 6.54%, (3 Month Term SOFR + 2.25%), 12/05/30 (a)	1,072	1,068
Calpine Corporation
2024 Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 12/02/27 (a)	2,000	1,993
Goodnight Water Solutions, LLC
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 05/22/29 (a)	3,271	3,263
Lightning Power LLC
Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 08/08/31 (a)	3,668	3,643
New Fortress Energy Inc
2025 Incremental Term Loan B, 9.79%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	2,220	1,898
Talen Energy Supply, LLC
2024 Incremental Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 12/10/31 (a)	3,678	3,668
Thunder Generation Funding LLC
Term Loan B, 7.33%, (3 Month Term SOFR + 3.00%), 09/26/31 (a)	3,049	3,045
Vistra Zero Operating Company, LLC
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/20/31 (a)	4,888	4,709
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.31%, (3 Month Term SOFR + 4.00%), 05/07/29 (a)	4,531	4,537
2024 1st Lien Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	2,557	2,534
		30,358
Real Estate 0.5%
Brand Industrial Services Inc
2024 Term Loan B, 8.79%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,749	1,651
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan B1, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/30 (a)	152	152
Greystar Real Estate Partners, LLC
2024 1st Lien Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 08/21/30 (a)	2,251	2,246
Iron Mountain Incorporated
2023 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	988	981
Vestis Corporation
Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	314	313
		5,343
Total Senior Floating Rate Instruments (cost $1,008,278)		967,107
CORPORATE BONDS AND NOTES 6.4%
Financials 1.6%
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (e)	1,431	1,407
Ally Financial Inc.
4.70%, (100, 05/15/26) (f)	1,250	1,164
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (e)	1,213	1,221

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Icahn Enterprises L.P.
4.38%, 02/01/29	390	326
9.00%, 06/15/30	325	308
Jane Street Group, LLC
6.13%, 11/01/32 (e)	1,261	1,241
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (e)	1,100	1,154
OneMain Finance Corporation
3.50%, 01/15/27	2,955	2,832
4.00%, 09/15/30	980	865
7.13%, 11/15/31	2,000	2,014
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	3,000	2,808
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (e)	1,000	982
		16,322
Consumer Discretionary 1.4%
Carnival Corporation
4.00%, 08/01/28 (e)	2,342	2,241
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (d) (e)	2,752	2,713
Macy's Retail Holdings, LLC
6.13%, 03/15/32 (e)	2,000	1,831
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	1,350	1,036
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	15	15
PM General Purchaser LLC
9.50%, 10/01/28 (e)	2,309	2,208
Restaurant Brands International Limited Partnership
5.63%, 09/15/29 (e)	2,220	2,201
Rivian Holdings LLC
10.50%, (6 Month Term SOFR + 6.05%), 10/15/26 (a) (e) (g)	1,865	1,874
		14,119
Energy 0.7%
Baytex Energy Corp.
8.50%, 04/30/30 (e)	1,075	1,093
Citgo Petroleum Corporation
8.38%, 01/15/29 (e)	1,750	1,784
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (e)	2,885	2,790
NFE Fing LLC
12.00%, 11/15/29 (e)	296	249
Plains All American Pipeline, L.P.
8.69%(3 Month Term SOFR + 4.37%), (a) (f)	300	300
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (e) (f)	1,570	1,486
		7,702
Communication Services 0.7%
CCO Holdings, LLC
5.38%, 06/01/29 (e)	1,408	1,362
CMG Media Corporation
8.88%, 06/18/29 (e)	1,132	984
EchoStar Corporation
10.75%, 11/30/29	603	634
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	1,500	1,428
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	2,064	1,743
Level 3 Financing, Inc.
4.50%, 04/01/30 (e)	210	169
Liberty Media Corporation
8.25%, 02/01/30	1,500	590
		6,910
Materials 0.5%
Avient Corporation
6.25%, 11/01/31 (e)	513	508
Cerdia Finanz GmbH
9.38%, 10/03/31 (e)	2,945	3,026
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	707	706
8.63%, 06/01/31 (e)	1,250	1,279
		5,519
Industrials 0.5%
Cimpress NV
7.38%, 09/15/32 (e)	1,615	1,480
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	1,000	1,036
TransDigm Inc.
6.00%, 01/15/33 (e)	1,121	1,103
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	621	611
4.63%, 04/15/29 (e)	856	810
		5,040
Consumer Staples 0.4%
Marb Bondco PLC
3.95%, 01/29/31 (e)	1,847	1,593
Performance Food Group, Inc.
4.25%, 08/01/29 (e)	1,460	1,367
Raven Acquisition Holding LLC
6.88%, 11/15/31 (e)	1,156	1,125
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	269	266
		4,351
Health Care 0.4%
1261229 Bc Ltd.
10.00%, 04/15/32 (e)	1,883	1,873
Lifepoint Health, Inc.
8.38%, 02/15/32 (e)	2,060	2,075
		3,948
Information Technology 0.1%
AMS-Osram AG
12.25%, 03/30/29 (e)	1,500	1,542
Real Estate 0.1%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	615	555
Utilities 0.0%
PG&E Corporation
7.38%, 03/15/55	510	503
Total Corporate Bonds And Notes (cost $67,385)		66,511
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
AMMC CLO 24 Ltd
Series 2021-ER-24A, 11.06%, (3 Month Term SOFR + 6.50%), 01/20/35 (a)	150	149
BBAM US CLO I Ltd
Series 2022-D1R-1A, REMIC, 7.32%, 03/30/38 (a)	125	124
Birch Grove CLO 12 Ltd
Series 2025-D1-12A, 0.00%, (3 Month Term SOFR + 2.75%), 04/22/38 (a)	150	150
CIFC Funding 2018-IV Ltd
Series 2018-D2R-4A, 8.02%, (3 Month Term SOFR + 3.75%), 01/17/38 (a)	100	99
Flatiron RR CLO 30 Ltd
Series 2025-E-30A, 0.00%, (3 Month Term SOFR + 5.25%), 04/15/38 (a)	200	200
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 6.69%, (3 Month Term SOFR + 2.40%), 10/22/35 (a)	2,083	2,093
Palmer Square CLO 2021-2 Ltd
Series 2021-DR2-2A, 8.44%, (3 Month Term SOFR + 4.14%), 04/15/38 (a)	100	100
Total Non-U.S. Government Agency Asset-Backed Securities (cost $2,908)		2,915
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (h)	21	1
Elevate Textiles Inc (h)	62	244
		245
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	112	125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
iHeartMedia, Inc. - Class A (h)	48	79
		204
Energy 0.0%
New Fortress Energy Inc. (h) (i)	9	72
Vantage Drilling International (c) (h)	1	6
		78
Health Care 0.0%
Inotiv, Inc. (h)	3	7
Financials 0.0%
AFGlobal Corporation (c) (j)	39	—
Total Common Stocks (cost $4,998)		534
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (c) (h) (k)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.20% (l) (m)	13,585	13,585
Total Short Term Investments (cost $13,585)		13,585
Total Investments 100.5% (cost $1,097,154)		1,050,652
Other Assets and Liabilities, Net (0.5)%		(5,144)
Total Net Assets 100.0%		1,045,508

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $56,420 and 5.4% of the Fund.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Multi-Manager Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	18,702	90,117	95,234	217	—	—	13,585	1.3

JNL Multi-Manager Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	965,294	1,813	967,107
Corporate Bonds And Notes	—	66,511	—	66,511
Non-U.S. Government Agency Asset-Backed Securities	—	2,915	—	2,915
Common Stocks
Consumer Discretionary	1	244	—	245
Communication Services	204	—	—	204
Energy	—	72	6	78
Health Care	7	—	—	7
Other Equity Interests	—	—	—	—
Short Term Investments	13,585	—	—	13,585
	13,797	1,035,036	1,819	1,050,652

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.4%
Japan 22.4%
Adastria Co., Ltd.	59	1,126
Alfresa Holdings Corporation (a)	62	885
Alps Alpine Co., Ltd. (a)	165	1,692
Appier Group, Inc.	120	1,086
Asahi Intecc Co., Ltd.	85	1,376
Bengo4.com, Inc. (b)	118	2,163
Biprogy Inc.	28	861
Brother Industries, Ltd.	100	1,816
CellSource Co., Ltd. (a)	43	218
COMSYS Holdings Corporation	43	915
COVER Corporation (a) (b)	67	1,082
Credit Saison Co., Ltd.	204	4,862
DMG Mori Co., Ltd.	96	1,871
eGuarantee, Inc.	103	1,219
Electric Power Development Co., Ltd. - Class D (a)	66	1,116
Freee K.K. (b)	24	569
Fujikura Ltd.	78	2,855
Ga Technologies Co., Ltd. (b)	118	1,005
Genda Inc. (a) (b)	289	2,569
GLP J-REIT	2	1,262
GMO Financial Gate, Inc.	41	1,466
H.U. Group Holdings, Inc. (a)	88	1,608
HANWA Co., Ltd. (a)	42	1,387
IDOM Co., Ltd.	147	1,186
IHI Corporation	55	3,872
Infomart Corporation (a)	645	1,532
INFRONEER Holdings Inc. (a)	102	822
Integral Corporation (a)	142	2,798
Inter Action Corporation	42	349
IRISO Electronics Co., Ltd.	50	872
Japan Petroleum Exploration Co., Ltd.	136	1,059
JMDC Inc. (a)	67	1,241
JTEKT Corporation	97	733
Kakaku.com, Inc. (a)	65	932
Kamakura Shinsho, Ltd.	215	696
KATITAS Co., Ltd. (a)	112	1,481
KeePer Technical Laboratory Co., Ltd. (a)	61	1,547
KH Neochem Co., Ltd.	134	2,260
Kinden Corporation	41	918
Kintetsu Group Holdings Co., Ltd	53	1,138
Kobe Steel, Ltd. (a)	243	2,828
Konica Minolta, Inc.	224	762
Kyushu Electric Power Co., Inc. (a)	195	1,713
Lifedrink Company, Inc.	161	1,629
Locondo, Inc. (a) (b)	115	975
Macnica Holdings, Inc.	115	1,494
MARUWA Co., Ltd. (a)	9	1,788
Mebuki Financial Group Inc.	335	1,644
Medipal Holdings Corporation	58	909
MegaChips Corporation	67	1,983
Mitsui Mining & Smelting Co., Ltd. (a)	49	1,442
mixi, Inc. (a)	89	1,970
Money Forward, Inc. (b)	105	2,823
NGK Insulators, Ltd.	88	1,086
NHK SPRING Co., Ltd. (a)	109	1,178
Nippon Electric Glass Co., Ltd.	38	893
Nippon Express Co., Ltd.	108	1,957
Nippon Shinyaku Co., Ltd.	30	767
Nomura Real Estate Holdings, Inc.	221	1,294
NS United Kaiun Kaisha, Ltd. (a)	50	1,352
Open House Group Co., Ltd.	28	1,040
PeptiDream Inc. (b)	79	1,153
Persol Holdings Co., Ltd.	868	1,442
Raksul, Inc.	264	1,789
Rakus Co., Ltd.	203	2,729
Sankyo Co., Ltd.	302	4,402
Sanrio Company, Ltd.	74	3,445
Sansan, Inc. (b)	184	2,366
Santen Pharmaceutical Co., Ltd.	141	1,334
Sanwa Holdings Corporation	55	1,754
Sawai Group Holdings Co., Ltd.	52	691
Shibaura Mechatronics Corporation (a)	29	1,400
Shima Seiki Mfg., Ltd.	56	339
Shimizu Corporation	222	1,976
SKY Perfect JSAT Holdings Inc.	132	1,038
Sugi Holdings Co., Ltd.	51	960
Sumitomo Rubber Industries, Ltd.	70	879
Suzuken Co., Ltd.	29	972
Taiheiyo Cement Corporation	49	1,295
The Chugoku Electric Power Co.,Inc. (a)	261	1,501
Timee, Inc. (a) (b)	373	3,766
Tohoku-Electric Power Co.,Inc.	230	1,595
Tokyo Steel Manufacturing Co., Ltd.	189	2,007
Tokyo Tatemono Co., Ltd.	108	1,824
Tokyu Fudosan Holdings Corporation	291	1,955
transcosmos inc.	48	1,012
Tsugami Corporation	205	2,517
Valor Holdings Co., Ltd.	92	1,477
Yamada Holdings Co., Ltd.	474	1,363
Zeon Corporation	69	696
		139,649
United Kingdom 9.7%
Alpha Group International PLC	91	2,965
AlphaWave IP Group PLC (a) (b)	1,872	2,281
Angle PLC (b)	1,036	131
Ashtead Technology Holdings PLC	410	2,800
Babcock International Group PLC	408	3,841
Balfour Beatty PLC	209	1,174
Beazley Ireland Holdings PLC	106	1,279
Computacenter PLC	29	932
Cranswick PLC	59	3,734
Deliveroo PLC - Class A (b)	1,845	2,854
Diploma PLC	42	2,103
Dotdigital Group PLC (a)	741	651
Drax Group PLC	203	1,534
easyJet PLC	429	2,455
Everplay Group PLC	227	822
Games Workshop Group PLC	39	7,260
IG Group Holdings PLC	119	1,464
Inchcape PLC	131	1,138
Jet2 PLC	79	1,267
Johnson Matthey PLC	68	1,171
Keller Group PLC	114	2,043
Melrose Industries PLC	624	3,851
Molten Ventures PLC (b)	182	606
Oxford Nanopore Technologies PLC (a) (b)	692	917
St. James's Place PLC	312	3,961
Trustpilot Group PLC (b)	1,728	4,967
Victoria P.L.C. (a) (b)	307	351
W.A.G Payment Solutions PLC (a) (b)	858	664
Zigup PLC	413	1,576
		60,792
Taiwan 6.6%
Airtac International Group	143	3,620
Andes Technology Corporation (b)	53	509
Arcadyan Technology Corporation (c)	216	1,478
ASPEED Technology Inc.	34	3,079
Chicony Electronics Co., Ltd	288	1,475
Chroma ATE Inc.	479	4,184
Global Unichip Corp.	80	2,586
International Games System Co., Ltd.	130	3,060
Jentech Precision Industrial Co., Ltd.	55	1,647
King Slide Works Co., Ltd.	30	1,527
L&K Engineering Co., Ltd.	127	901
Powertech Technology Inc.	248	924
Primax Electronics Ltd	357	897
Radiant Opto-Electronics Corporation	460	2,510
SerComm Corporation (d)	185	657
Simplo Technology Co., Ltd.	448	5,075
T3EX Global Holdings Corp.	412	930
TCI Co., Ltd.	110	485
Tripod Technology Corporation	360	2,149
United Integrated Services Co., Ltd.	110	1,529
Wistron NeWeb Corporation	295	1,253

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
WT Microelectronics Co., Ltd.	289	859
		41,334
Italy 6.2%
A2a S.P.A.	966	2,330
Banca Monte dei Paschi di Siena S.p.A. (c)	561	4,468
Brunello Cucinelli S.p.A.	35	4,065
Buzzi S.p.A.	83	4,018
Hera S.p.A.	273	1,185
Iveco Group N.V.	302	4,963
Lottomatica Group S.P.A.	237	4,786
Reply S.p.A.	24	3,953
Technogym S.p.A. (e)	251	3,245
Unipol Assicurazioni S.P.A.	355	5,686
		38,699
Canada 6.1%
AGF Management Limited - Class B	543	3,820
ATCO Ltd. - Class I	25	866
Bird Construction Inc.	49	734
Canadian Apartment Properties Real Estate Investment Trust	25	744
Celestica Inc. (a) (b)	56	4,443
Definity Financial Corporation	96	4,263
Docebo Canada Inc. (b)	158	4,532
Finning International Inc.	42	1,186
Groupe Atkinsrealis Inc.	56	2,671
Kinaxis Inc. (b)	32	3,541
MEG Energy Corp.	42	741
Prairiesky Royalty Ltd. (a)	182	3,283
RioCan Real Estate Investment Trust	75	897
Russel Metals Inc.	107	2,931
Tamarack Valley Energy Ltd. (a)	253	767
Veren Inc.	110	730
Whitecap Resources Inc. (a)	251	1,613
		37,762
Sweden 5.7%
Addtech AB - Class B	127	3,714
Apotea AB (publ) (a) (b)	566	4,107
Avanza Bank Holding AB (a)	124	3,787
Bonesupport Holding AB (b)	75	2,189
CellaVision AB	16	264
G&L Beijer Ref AB - Class B	153	2,157
Getinge AB - Class B (a)	82	1,766
Hemnet AB	89	2,963
HMS Networks AB	42	1,842
Paradox Interactive AB (publ)	107	1,945
RaySearch Laboratories AB (publ) - Class B	97	2,169
SSAB AB - Class B	292	1,778
Storytel AB (publ) - Class B	53	503
Truecaller AB - Class B (b)	438	2,967
VNV Global AB (publ) (a) (b)	219	369
Xvivo Perfusion Aktiebolag (b)	31	873
Yubico AB (a) (b)	109	1,968
		35,361
Germany 4.9%
Aumann AG (e)	34	444
Aurubis AG	8	804
AUTO1 Group SE (b)	277	6,184
CTS Eventim AG & Co. KGaA	41	4,076
HOCHTIEF Aktiengesellschaft	9	1,526
Hypoport SE - Class N (b)	19	3,288
RENK Group AG	68	3,278
Scout24 SE (e)	62	6,539
tonies SE (b)	310	1,887
TUI AG (b) (e)	397	2,743
		30,769
India 4.7%
Birlasoft Solutions Ltda	285	4,344
BSE Limited	46	2,945
Creditaccess Grameen Limited (e)	153	1,696
Glenmark Pharmaceuticals Limited	53	948
Indiamart Intermesh Limited	28	673
Lic Housing Finance Limited	226	1,484
Muthoot Microfin Limited (b)	645	927
National Aluminium Co Ltd	1,449	2,960
PB Fintech Limited (b)	104	1,920
Poly Medicure Limited	74	1,936
Power Finance Corporation Limited	979	4,729
PVR Inox Limited (b)	83	886
Redington Limited	428	1,212
Triveni Turbine Limited	280	1,844
Zensar Technologies Limited	100	816
		29,320
Australia 4.4%
AGL Energy Limited	295	1,950
Evolution Mining Limited	427	1,901
GrainCorp Limited - Class A	336	1,438
Helia Group Limited	366	918
HUB24 Limited	61	2,646
JB Hi-Fi Limited	101	5,911
Mader Group Limited (a)	204	781
Metcash Limited	374	743
Netwealth Group Limited	158	2,558
Perenti Limited	1,330	1,115
Perseus Mining Limited	561	1,176
Pro Medicus Limited	18	2,234
Telix Pharmaceuticals Limited (b)	68	1,138
Vulcan Energy Resources Limited (a) (b)	232	745
Worley Limited	163	1,486
Yancoal Australia Ltd (a)	257	818
		27,558
China 3.8%
3SBio Inc. (e)	555	851
Cloud Village Inc. (b)	108	2,041
FinVolution Group - Class A - ADR	587	5,655
Hello Group Inc. - ADR	212	1,339
HUYA Inc. - Class A - ADR	66	212
Jinan Acetate Chemical Co., Ltd	65	1,697
JinkoSolar Holding Co., Ltd. - ADR (a)	32	589
Kanzhun Limited - ADR (b)	139	2,671
Weibo Corporation - Class A - ADR	128	1,215
Xiamen Meitu Technology Co., Ltd.	3,245	2,296
Xtep International Holdings Limited (a)	2,544	1,659
Yangzijiang Shipbuilding (Holdings) Ltd.	1,929	3,392
		23,617
South Korea 2.5%
BNK Financial Group Inc.	158	1,103
Duzon Bizon Co., Ltd.	20	766
Hanatour Service, Inc.	23	859
Hyundai Engineering & Construction Co., Ltd.	55	1,349
JB Financial Group Co., Ltd.	152	1,802
LS Corp. (c)	21	1,560
LX International Corp.	112	1,929
Park Systems Corp.	12	1,796
Samsung Engineering Co., Ltd.	95	1,281
Samsung Securities Co., Ltd.	26	795
SM Entertainment Co., Ltd.	13	977
Wanted Lab, Inc. (b)	48	158
Youngone Corporation	35	1,162
		15,537
France 1.7%
Cellectis - ADR (b)	89	110
EXOSENS (b)	126	4,625
Planisware (b)	85	2,156
SCOR SE	46	1,318
Soitec (b)	46	2,487
		10,696
Brazil 1.5%
CI&T Inc - Class A (b)	219	1,309
Companhia de Saneamento de Minas Gerais - Copasa MG	395	1,374
Embraer S.A. (b)	286	3,296
Inter & Co, Inc. - Class A	503	2,757
IRB Brasil Resseguros S/A (b)	81	724
		9,460
Netherlands 1.5%
Flow Traders Ltd	83	2,439

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Fugro N.V. - Class C	96	1,386
Redcare Pharmacy N.V. (b)	30	3,950
Signify N.V. (e)	67	1,461
		9,236
Israel 1.3%
Bezeq Israel Communications Company Ltd	528	777
Maytronics Ltd.	224	232
Nayax Ltd (b)	15	526
Nayax Ltd (b)	74	2,506
ZIM Integrated Shipping Services Ltd (a)	260	3,794
		7,835
United States of America 1.2%
Burford Capital Limited - Class C	207	2,740
Freshworks, Inc. - Class A (b)	144	2,034
Life360, Inc. - CHESS (b)	230	2,894
		7,668
Switzerland 1.2%
Bossard Holding AG (a)	9	1,900
Sensirion Holding AG (a) (b) (e)	44	3,464
u-blox Holding AG - Class N	12	1,072
Vifor Pharma AG (e)	11	965
		7,401
Spain 1.2%
Indra Sistemas, S.A. (a)	57	1,670
Logista Integral SA.	36	1,148
Puig Brands S.A. - Class B (b)	197	3,377
Unicaja Banco, S.A. (a) (e)	600	1,111
		7,306
Denmark 1.0%
ALK-Abello A/S - Class B (b)	193	3,897
Dampskibsselskabet NORDEN A/S	31	788
ISS A/S	63	1,450
		6,135
Norway 0.9%
Eurizon Opportunita	153	1,223
MPC Container Ships ASA	963	1,461
Schibsted ASA - Class A	119	3,218
		5,902
Lithuania 0.9%
Baltic Classifieds Group PLC	1,363	5,318
Hong Kong 0.8%
Johnson Electric Holdings Limited	1,351	2,721
Kerry Properties Limited	863	2,036
		4,757
Singapore 0.8%
Joyy Inc. - Class A - ADR	37	1,566
Mapletree Commercial Trust Treasury Company Pte. Ltd. (a) (e)	1,600	1,483
Sembcorp Industries Ltd	206	967
Venture Corporation Limited	78	715
		4,731
Turkey 0.7%
Dogus Otomotiv Servis ve Ticaret Anonim Sirketi	238	1,437
Is Gayrimenkul Yatirim Ortakligi Anonim Sirketi (b)	1,868	803
Mavi Giyim Sanayi Ve Ticaret Anonim Sirketi	514	940
Turk Traktor - Class A	52	1,126
		4,306
Mexico 0.7%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a) (b)	377	1,968
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	232	2,277
		4,245
Indonesia 0.6%
PT. Bank Syariah Indonesia TBK	16,487	2,319
PT. Indo Tambangraya Megah Tbk	1,108	1,535
		3,854
South Africa 0.6%
Growthpoint Properties Limited	1,151	818
Investec PLC	126	780
Rand Merchant Investment Holdings Limited	588	2,252
		3,850
Thailand 0.6%
Regional Container Lines Public Co Ltd	3,141	2,192
Sansiri Public Company Limited	32,415	1,361
		3,553
Austria 0.5%
Raiffeisen Bank International AG	131	3,384
Poland 0.5%
InPost S.A. (b)	228	3,349
Greece 0.5%
Piraeus Financial Holdings S.A. - Class R	568	3,125
Vietnam 0.4%
FPT Corporation	503	2,393
Belgium 0.4%
Melexis (a)	15	821
Proximus	209	1,546
		2,367
Saudi Arabia 0.3%
Jamjoom Pharmaceuticals Factory Company	23	938
Ronglian Group Ltd.	33	841
		1,779
Russian Federation 0.2%
Nebius Group N.V. - Class A (b) (e)	75	1,574
Finland 0.2%
Konecranes Abp	10	646
Nanoform Finland Oy (b)	488	648
		1,294
Philippines 0.1%
Philippine Seven Corporation	840	850
Malaysia 0.1%
ViTrox Corporation Berhad	812	546
Total Common Stocks (cost $598,921)		607,312
INVESTMENT COMPANIES 0.4%
United States of America 0.4%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	22	2,593
Total Investment Companies (cost $2,666)		2,593
PREFERRED STOCKS 0.2%
Brazil 0.2%
Metalurgica Gerdau S.A.	936	1,468
Total Preferred Stocks (cost $2,290)		1,468
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	8,775	8,775
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (f) (g)	1,286	1,286
Total Short Term Investments (cost $10,061)		10,061
Total Investments 99.6% (cost $613,938)		621,434
Other Assets and Liabilities, Net 0.4%		2,464
Total Net Assets 100.0%		623,898

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	8,668	51,566	51,459	83	—	—	8,775	1.4
JNL Government Money Market Fund, 4.30% - Class SL	211	3,762	2,687	8	—	—	1,286	0.2
	8,879	55,328	54,146	91	—	—	10,061	1.6

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	03/24/25	760	851	0.1
Aumann AG	04/22/21	622	444	0.1
Creditaccess Grameen Limited	12/13/21	1,724	1,696	0.3
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/20/24	1,452	1,483	0.2
Nebius Group N.V. - Class A	02/07/25	2,743	1,574	0.3
Scout24 SE	01/06/22	4,385	6,539	1.0
Sensirion Holding AG	04/22/21	3,465	3,464	0.6
Signify N.V.	05/30/24	1,826	1,461	0.2
Technogym S.p.A.	08/13/18	2,430	3,245	0.5
TUI AG	12/22/23	2,972	2,743	0.4
Unicaja Banco, S.A.	01/24/25	855	1,111	0.2
Vifor Pharma AG	03/01/24	920	965	0.2
		24,154	25,576	4.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	72,752	534,560	—	607,312
Investment Companies	2,593	—	—	2,593
Preferred Stocks	1,468	—	—	1,468
Short Term Investments	10,061	—	—	10,061
	86,874	534,560	—	621,434

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 95.7%
Industrials 18.0%
AGCO Corporation	48	4,406
AMETEK, Inc.	44	7,574
Axon Enterprise, Inc. (a)	6	3,156
Carrier Global Corporation	63	3,969
CNH Industrial N.V.	65	801
Copart, Inc. (a)	107	6,075
Daikin Industries, Ltd. - ADR (b)	112	1,224
Equifax Inc.	35	8,611
ESAB Corporation	36	4,252
Fastenal Company	67	5,235
Fortive Corporation	90	6,623
FTI Consulting, Inc. (a)	23	3,741
Genpact Limited	140	7,073
Graco Inc.	53	4,509
Hubbell Incorporated	5	1,688
IDEX Corporation	52	9,328
J.B. Hunt Transport Services, Inc.	30	4,365
Knight-Swift Transportation Holdings Inc. - Class A	148	6,425
Landstar System, Inc.	24	3,605
Legrand - ADR (b)	30	626
Lincoln Electric Holdings, Inc.	39	7,448
Lindsay Corporation	9	1,108
Lockheed Martin Corporation	2	1,056
Marten Transport, Ltd.	574	7,870
Middleby Corporation, The (a)	32	4,924
Mine Safety Appliances Company, LLC	35	5,061
Nordson Corporation	34	6,751
Northrop Grumman Corporation	4	1,906
Nvent Electric Public Limited Company	65	3,433
Paycom Software, Inc.	28	6,179
Paycor HCM, Inc. (a)	186	4,181
Regal Rexnord Corporation	32	3,677
Republic Services, Inc.	11	2,773
Rockwell Automation, Inc.	25	6,330
Rollins, Inc.	109	5,880
SiteOne Landscape Supply, Inc. (a)	32	3,828
Spirax Group PLC - ADR	47	1,927
Textron Inc.	62	4,451
Toro Company, The	84	6,143
TransUnion	45	3,776
Veralto Corporation	56	5,506
W.W. Grainger, Inc.	4	3,497
Werner Enterprises, Inc.	334	9,787
Xylem Inc.	92	11,062
		211,840
Information Technology 16.1%
Akamai Technologies, Inc. (a)	80	6,456
Amphenol Corporation - Class A	195	12,768
Applied Materials, Inc.	14	1,970
Autodesk, Inc. (a)	6	1,571
Check Point Software Technologies Ltd (a)	19	4,234
Cloudflare, Inc. - Class A (a)	105	11,822
Confluent, Inc. - Class A (a)	254	5,965
Datadog, Inc. - Class A (a)	74	7,335
Entegris, Inc.	18	1,531
Fair Isaac Corporation (a)	9	15,799
Flex Ltd. (a)	26	849
Gartner, Inc. (a)	31	13,012
GitLab Inc. - Class A (a)	47	2,232
Globant S.A. (a)	25	2,955
Keysight Technologies, Inc. (a)	28	4,171
MKS Instruments, Inc.	46	3,683
MongoDB, Inc. - Class A (a)	27	4,648
Monolithic Power Systems, Inc.	9	5,369
Nutanix, Inc. - Class A (a)	93	6,527
Okta, Inc. - Class A (a)	72	7,628
ON Semiconductor Corporation (a)	56	2,278
Palo Alto Networks, Inc. (a)	26	4,437
Procore Technologies, Inc. (a)	48	3,202
PTC Inc. (a)	38	5,847
Pure Storage, Inc. - Class A (a)	128	5,667
Rogers Corporation (a)	73	4,952
Roper Technologies, Inc.	7	4,267
Synopsys, Inc. (a)	11	4,503
Trimble Inc. (a)	74	4,871
Vertex, Inc. - Class A (a)	273	9,544
Workday, Inc. - Class A (a)	32	7,473
Zebra Technologies Corporation - Class A (a)	16	4,380
Zscaler, Inc. (a)	36	7,143
		189,089
Health Care 15.5%
Agilent Technologies, Inc.	50	5,929
Becton, Dickinson and Company	8	1,945
Bio-Techne Corporation	89	5,247
Cooper Companies, Inc., The (a)	131	11,092
Dentsply Sirona Inc.	915	13,668
DexCom, Inc. (a)	69	4,712
Edwards Lifesciences Corporation (a)	97	7,067
Envista Holdings Corporation (a)	168	2,907
Exact Sciences Corporation (a)	84	3,619
HealthEquity, Inc. (a)	79	6,948
Henry Schein, Inc. (a)	98	6,741
Hologic, Inc. (a)	252	15,587
IDEXX Laboratories, Inc. (a)	23	9,558
Insulet Corporation (a)	32	8,418
Mettler-Toledo International Inc. (a)	10	11,699
Penumbra, Inc. (a)	22	5,749
Qiagen N.V. (a)	297	11,928
Quest Diagnostics Incorporated	44	7,411
Repligen Corporation (a)	28	3,563
Solventum Corporation (a)	76	5,751
Steris Public Limited Company	15	3,400
Veeva Systems Inc. - Class A (a)	33	7,644
Waters Corporation (a)	18	6,634
West Pharmaceutical Services, Inc.	46	10,201
Zoetis Inc. - Class A	33	5,373
		182,791
Financials 11.9%
American Financial Group, Inc.	30	3,993
Arch Capital Group Ltd.	19	1,779
Cullen/Frost Bankers, Inc.	41	5,196
Everest Group, Ltd.	17	6,058
FactSet Research Systems Inc.	12	5,228
Fidelity National Financial, Inc. - Class A	106	6,911
Globe Life Inc.	61	8,065
Goosehead Insurance, Inc. - Class A	107	12,577
Hamilton Lane Incorporated - Class A	18	2,602
Hartford Insurance Group, Inc., The	63	7,745
Houlihan Lokey, Inc. - Class A	40	6,458
Huntington Bancshares Incorporated	321	4,823
Independent Bank Corp.	8	494
Kinsale Capital Group, Inc.	12	5,841
M&T Bank Corporation	5	809
MSCI Inc. - Class A	9	5,089
Northern Trust Corporation	52	5,106
Old Republic International Corporation	141	5,534
Principal Financial Group, Inc.	51	4,337
Prosperity Bancshares, Inc.	46	3,265
Raymond James Financial, Inc.	24	3,362
Reinsurance Group of America, Incorporated	11	2,129
Ryan Specialty Group Holdings, Inc. - Class A	79	5,809
ServisFirst Bancshares, Inc.	31	2,561
Toast, Inc. - Class A (a)	295	9,769
Tradeweb Markets Inc. - Class A	31	4,528
Truist Financial Corporation	86	3,539
Willis Towers Watson Public Limited Company	21	7,072
		140,679
Consumer Staples 10.2%
Beiersdorf Aktiengesellschaft - ADR	44	1,142
Bellring Intermediate Holdings, Inc. (a)	16	1,217
BJ's Wholesale Club Holdings, Inc. (a)	31	3,583
Brown-Forman Corporation - Class B	98	3,326
Calavo Growers, Inc.	188	4,510
Celsius Holdings, Inc. (a)	289	10,280

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
e.l.f. Beauty, Inc. (a)	61	3,830
Estee Lauder Companies Inc., The - Class A	252	16,607
Freshpet, Inc. (a)	99	8,209
Henkel AG & Co. KGaA - ADR	747	13,490
Hormel Foods Corporation	121	3,759
JDE Peet's N.V. - ADR	167	1,838
Kimberly-Clark Corporation	10	1,479
Maplebear Inc. (a)	155	6,198
McCormick & Company, Incorporated	73	6,050
Mission Produce, Inc. (a)	230	2,409
Monster Beverage 1990 Corporation (a)	107	6,262
Performance Food Group Company (a)	71	5,559
Primo Brands Corporation - Class A	77	2,719
Target Corporation	8	811
The Clorox Company	63	9,330
US Foods Holding Corp. (a)	125	8,163
		120,771
Consumer Discretionary 9.1%
Aptiv PLC (a)	41	2,457
Bath & Body Works, Inc.	90	2,717
BorgWarner Inc.	139	3,995
CAVA Group, Inc. (a)	24	2,074
Dick's Sporting Goods, Inc.	9	1,713
Domino's Pizza, Inc.	20	9,529
eBay Inc.	65	4,389
Expedia Group, Inc.	39	6,602
Gentherm Incorporated (a)	28	752
Global-E Online Ltd. (a)	211	7,529
Hilton Worldwide Holdings Inc.	11	2,458
MercadoLibre, Inc. (a)	6	11,553
Murphy USA Inc.	8	3,883
NIKE, Inc. - Class B	18	1,127
On Holding AG - Class A (a)	194	8,538
Planet Fitness, Inc. - Class A (a)	27	2,560
Pool Corporation	20	6,353
Ralph Lauren Corporation - Class A	13	2,859
Ross Stores, Inc.	72	9,226
Skechers U.S.A., Inc. - Class A (a)	58	3,312
TopBuild Corp. (a)	11	3,392
Ulta Beauty, Inc. (a)	17	6,048
Wingstop Inc.	17	3,722
		106,788
Utilities 4.7%
Alliant Energy Corporation	148	9,504
American Water Works Company, Inc.	64	9,445
California Water Service Group	221	10,712
IDACORP, Inc.	5	612
Pennon Group PLC - ADR (b)	514	5,923
Portland General Electric Company	25	1,115
Severn Trent PLC - ADR	18	596
SJW Group	131	7,196
United Utilities Group PLC - ADR	272	7,086
XCEL Energy Inc.	48	3,373
		55,562
Materials 4.6%
AptarGroup, Inc.	51	7,665
Avery Dennison Corporation	21	3,773
Axalta Coating Systems Ltd. (a)	149	4,944
CF Industries Holdings, Inc.	56	4,353
Crown Holdings, Inc.	77	6,855
Franco-Nevada Corporation	38	5,944
Graphic Packaging Holding Company	124	3,210
Packaging Corporation of America	18	3,624
RPM International Inc.	40	4,639
Steel Dynamics, Inc.	24	2,977
Westlake Corporation	57	5,692
		53,676
Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	6	565
Camden Property Trust	53	6,470
CoStar Group, Inc. (a)	77	6,079
Equity Lifestyle Properties, Inc.	68	4,529
Healthpeak OP, LLC	28	565
Lamar Advertising Company - Class A	48	5,450
NNN REIT, Inc.	148	6,305
SBA Communications Corporation - Class A	28	6,248
		36,211
Energy 1.8%
Baker Hughes Company - Class A	144	6,333
Chord Energy Corporation	42	4,791
Coterra Energy Inc.	217	6,263
Devon Energy Corporation	105	3,916
		21,303
Communication Services 0.7%
Trade Desk, Inc., The - Class A (a)	150	8,208
Total Common Stocks (cost $1,086,148)		1,126,918
PREFERRED STOCKS 0.5%
Financials 0.5%
Charles Schwab Corporation, The, 4.45%, (25, 06/01/26) (c)	41	790
Charles Schwab Corporation, The, 5.95%, (100, 6/1/2025) (c)	212	5,280
Northern Trust Corporation, 4.70%, (25, 07/01/25) (c)	6	111
		6,181
Materials 0.0%
Albemarle Corporation, 7.25%, 03/01/27 (d)	9	334
Total Preferred Stocks (cost $6,581)		6,515
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.8%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	44,980	44,980
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (e) (f)	600	600
Total Short Term Investments (cost $45,580)		45,580
Total Investments 100.1% (cost $1,138,309)		1,179,013
Other Assets and Liabilities, Net (0.1)%		(1,213)
Total Net Assets 100.0%		1,177,800

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	38,159	127,877	121,056	424	—	—	44,980	3.8
JNL Government Money Market Fund, 4.30% - Class SL	645	4,868	4,913	11	—	—	600	0.1
	38,804	132,745	125,969	435	—	—	45,580	3.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,126,918	—	—	1,126,918
Preferred Stocks	6,515	—	—	6,515
Short Term Investments	45,580	—	—	45,580
	1,179,013	—	—	1,179,013

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.7%
Information Technology 22.1%
ACI Worldwide, Inc. (a)	206	11,258
Advanced Energy Industries, Inc.	63	6,039
Alkami Technology, Inc. (a)	93	2,429
AppFolio, Inc. - Class A (a)	37	8,286
Astera Labs, Inc. (a)	4	225
AvePoint, Inc. - Class A (a)	45	648
Badger Meter, Inc.	2	428
Bel Fuse Inc. - Class B	27	1,988
Bentley Systems, Incorporated - Class B	333	13,109
Bill Holdings, Inc. (a)	219	10,062
Bitdeer Technologies Group - Class A (a) (b)	21	186
Box, Inc. - Class A (a)	150	4,616
Braze, Inc. - Class A (a)	27	966
Celestica Inc. (a)	13	1,027
Cellebrite Di Ltd (a)	73	1,415
Check Point Software Technologies Ltd (a)	18	4,020
Ciena Corporation (a)	19	1,172
Clearwater Analytics Holdings, Inc. - Class A (a)	482	12,919
Cognex Corporation	174	5,200
Coherent Corp. (a)	25	1,613
CommVault Systems, Inc. (a)	75	11,812
Confluent, Inc. - Class A (a)	174	4,086
Core Scientific, Inc. (a) (b)	76	553
Couchbase, Inc. (a)	236	3,712
Credo Technology Group Holding Ltd (a)	114	4,553
CyberArk Software Ltd. (a)	48	16,170
Descartes Systems Group Inc., The (a)	179	18,033
Digital Turbine USA, Inc. (a)	93	252
Dynatrace, Inc. (a)	159	7,488
Elastic N.V. (a)	16	1,419
Endava PLC - Class A - ADR (a)	211	4,118
Fabrinet (a)	19	3,844
Fair Isaac Corporation (a)	8	15,330
Five9, Inc. (a)	255	6,919
Freshworks, Inc. - Class A (a)	127	1,798
GitLab Inc. - Class A (a)	337	15,877
Globant S.A. (a)	12	1,444
Guidewire Software, Inc. (a)	53	9,997
HubSpot, Inc. (a)	3	1,688
Indie Semiconductor, Inc. - Class A (a) (b)	4,773	9,712
InterDigital, Inc.	3	641
Itron, Inc. (a)	33	3,423
JFROG Ltd (a)	86	2,752
Klaviyo, Inc. - Series A (a)	191	5,792
Lattice Semiconductor Corporation (a)	29	1,520
Life360, Inc. (a)	11	427
MACOM Technology Solutions Holdings, Inc. (a)	49	4,914
Mirion Technologies (US), Inc. - Class A (a)	283	4,100
Monday.Com Ltd. (a)	4	1,034
nCino OpCo, Inc. (a) (b)	669	18,384
Novanta Inc. (a)	95	12,201
Nutanix, Inc. - Class A (a)	48	3,400
NVE Corporation	11	689
OneStream, Inc. - Class A (a)	260	5,558
Onto Innovation Inc. (a)	28	3,356
PAR Technology Corporation (a)	144	8,853
PDF Solutions, Inc. (a)	49	939
Porch Group Inc - Class A (a) (b)	2,116	15,428
Power Integrations, Inc.	136	6,860
Procore Technologies, Inc. (a)	166	10,943
Pure Storage, Inc. - Class A (a)	40	1,787
Q2 Holdings, Inc. (a)	52	4,189
Rambus Inc. (a)	202	10,468
SailPoint, Inc. (a)	133	2,502
Semtech Corporation (a)	367	12,624
SentinelOne, Inc. - Class A (a)	425	7,726
ServiceTitan, Inc. - Class A (a)	122	11,564
SilverSun Techologies, Inc. (a) (b)	57	765
SimilarWeb Ltd. (a)	38	318
Sitime Corporation (a)	37	5,621
Sprout Social, Inc. - Class A (a)	114	2,523
SPS Commerce, Inc. (a)	111	14,712
Teledyne Technologies Incorporated (a)	32	16,049
Trimble Inc. (a)	24	1,583
Tyler Technologies, Inc. (a)	34	19,529
Varonis Systems, Inc. (a)	357	14,457
Veeco Instruments Inc. (a)	141	2,824
Vertex, Inc. - Class A (a)	20	712
Wix.Com Ltd. (a)	5	775
Zeta Global Holdings Corp. - Class A (a)	57	768
		469,121
Industrials 21.4%
AAON, Inc.	354	27,570
ACV Auctions Inc. - Class A (a) (b)	215	3,037
Advanced Drainage Systems, Inc.	88	9,594
AeroVironment, Inc. (a)	11	1,322
Allison Systems, Inc.	4	389
Ameresco, Inc. - Class A (a)	166	2,000
Applied Industrial Technologies, Inc.	69	15,599
Archer Aviation Inc. - Class A (a) (b)	153	1,091
Axon Enterprise, Inc. (a)	9	5,036
Bloom Energy Corporation - Class A (a) (b)	30	586
Booz Allen Hamilton Holding Corporation - Class A	71	7,398
Builders FirstSource, Inc. (a)	9	1,106
BWXT Government Group, Inc.	18	1,762
Casella Waste Systems, Inc. - Class A (a)	171	19,096
CBIZ, Inc. (a)	50	3,791
CECO Environmental Corp. (a)	73	1,671
Chart Industries, Inc. (a)	133	19,250
Clean Harbors, Inc. (a)	13	2,651
Comfort Systems USA, Inc.	15	4,738
Construction Partners, Inc. - Class A (a)	59	4,262
Crane Company	10	1,458
CSW Industrials, Inc.	6	1,806
Curtiss-Wright Corporation	9	2,997
Embraer S.A. - ADR (a)	30	1,381
Enerpac Tool Group Corp. - Class A	469	21,036
Enovix Corporation (a) (b)	135	986
Enpro Inc.	18	2,955
ESAB Corporation	9	1,013
ESCO Technologies Inc.	6	941
Everus Construction Group, Inc. (a) (b)	53	1,964
ExlService Holdings, Inc. (a)	28	1,302
Exponent, Inc.	69	5,618
Federal Signal Corporation	9	696
Flowserve Corporation	32	1,564
FTAI Aviation Ltd.	179	19,720
Gates Industrial Corporation PLC (a)	203	3,737
HEICO Corporation - Class A	120	25,313
JBT Marel Corporation	44	5,448
Karman Holdings Inc. (a)	216	7,228
Knight-Swift Transportation Holdings Inc. - Class A	150	6,506
Korn Ferry	9	576
Kornit Digital Ltd. (a)	114	2,168
Kratos Defense & Security Solutions, Inc. (a)	34	997
Leonardo DRS, Inc.	18	604
Limbach Holdings, Inc. (a)	37	2,765
Loar Holdings Inc. (a)	65	4,574
Mayville Engineering Company, Inc. (a)	95	1,276
McGrath RentCorp	18	1,991
Mercury Systems, Inc. (a)	442	19,040
Montrose Environmental Group, Inc. (a)	499	7,122
MOOG Inc. - Class A	4	621
Mueller Water Products, Inc. - Class A	26	656
Nextracker LLC - Class A (a)	99	4,151
Omega Flex, Inc.	45	1,570
Paylocity Holding Corporation (a)	24	4,500
Powell Industries, Inc.	51	8,882
Primoris Services Corporation	18	1,043
RBC Bearings Incorporated (a)	23	7,285
Regal Rexnord Corporation	52	5,946
Rocket Lab USA, Inc. - Class A (a) (b)	18	328
RXO Inc (a)	83	1,583
Saia, Inc. (a)	62	21,630
Simpson Manufacturing Co., Inc.	91	14,247

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
SiteOne Landscape Supply, Inc. (a)	146	17,738
Spire Global Subsidiary, Inc. - Class A (a) (b)	444	3,594
SPX Technologies, Inc. (a)	12	1,484
Sterling Infrastructure, Inc. (a)	68	7,654
Tecnoglass Inc.	36	2,568
Tetra Tech, Inc.	53	1,543
The AZEK Company Inc. - Class A (a)	128	6,264
Transcat, Inc. (a)	12	884
TransUnion	122	10,109
UL Solutions Inc. - Class A	109	6,128
Verisk Analytics, Inc.	54	15,974
VSE Corporation	40	4,853
Watts Water Technologies, Inc. - Class A	2	457
Willscot Holdings Corporation - Class A	93	2,575
WNS (Holdings) Limited (a)	179	11,020
Zurn Elkay Water Solutions Corporation	36	1,183
		453,201
Health Care 17.4%
Adaptive Biotechnologies Corporation (a)	125	926
ADMA Biologics, Inc. (a)	49	965
Alkermes Public Limited Company (a)	132	4,361
Anaptysbio, Inc. (a) (b)	28	514
Apellis Pharmaceuticals, Inc. (a)	44	973
Apogee Therapeutics, Inc. (a)	44	1,647
Arcellx Inc. (a)	35	2,296
AtriCure, Inc. (a)	108	3,496
Avidity Biosciences, Inc. (a)	25	747
Axsome Therapeutics, Inc. (a)	66	7,725
Biohaven Ltd. (a)	156	3,748
BioLife Solutions, Inc. (a)	75	1,715
Biomerica, Inc. (a)	38	22
Blueprint Medicines Corporation (a)	68	5,927
Bridgebio Pharma, Inc. (a)	169	5,847
Canticle Pharmaceuticals, Inc. (a) (b)	9	3,120
Caredx, Inc. (a)	366	6,488
Certara, Inc. (a)	757	7,496
Corcept Therapeutics Incorporated (a)	4	500
Crinetics Pharmaceuticals, Inc. (a)	123	4,155
Cytokinetics, Incorporated (a)	21	837
CytoSorbents Corporation (a) (b)	125	125
Denali Therapeutics Inc. (a)	84	1,144
Disc Medicine, Inc. (a)	13	620
Edgewise Therapeutics, Inc. (a)	44	972
Establishment Labs Holdings Inc. (a) (b)	129	5,276
Evolent Health, Inc. - Class A (a)	132	1,246
Exact Sciences Corporation (a)	335	14,494
Genedx Holdings Corp. - Class A (a)	4	323
Glaukos Corporation (a)	114	11,139
Globus Medical, Inc. - Class A (a)	47	3,469
Guardant Health, Inc. (a)	52	2,227
Halozyme Therapeutics, Inc. (a)	153	9,757
Harvard Bioscience, Inc. (a)	454	257
HealthEquity, Inc. (a)	368	32,616
IDEAYA Biosciences, Inc. (a)	131	2,147
Immunovant, Inc. (a) (b)	92	1,570
Insmed Incorporated (a)	220	16,808
Inspire Medical Systems, Inc. (a)	91	14,529
Integer Holdings Corporation (a)	5	622
Intellia Therapeutics, Inc. (a)	39	277
Irhythm Technologies, Inc. (a)	75	7,801
Janux Therapeutics, Inc. (a)	13	356
Kiniksa Pharmaceuticals International, PLC - Class A (a)	34	751
Krystal Biotech, Inc. (a)	21	3,871
Kymera Therapeutics, Inc. (a)	18	494
Lantheus Holdings, Inc. (a)	68	6,642
LeMaitre Vascular, Inc.	144	12,098
LENZ Therapeutics, Inc. (a) (b)	31	805
Masimo Corporation (a)	51	8,480
Merit Medical Systems, Inc. (a)	3	304
Merus N.V. (a)	20	830
MoonLake Immunotherapeutics AG - Class A (a) (b)	40	1,582
Natera, Inc. (a)	39	5,523
National Research Corporation	78	999
Neurocrine Biosciences, Inc. (a)	19	2,074
Nuvalent, Inc. - Class A (a)	9	665
Option Care Health, Inc. (a)	84	2,927
Orthopediatrics Corp. (a)	198	4,885
Owlet, Inc. - Class A (a)	15	55
Penumbra, Inc. (a)	20	5,319
Phreesia, Inc. (a)	124	3,179
Procept Biorobotics Corporation (a)	63	3,617
PTC Therapeutics, Inc. (a)	29	1,454
RadNet, Inc. (a)	202	10,095
Repligen Corporation (a)	89	11,344
Revolution Medicines, Inc. (a)	150	5,282
Rhythm Pharmaceuticals, Inc. (a)	22	1,142
RxSight, Inc. (a)	22	564
Sarepta Therapeutics, Inc. (a)	14	894
Septerna, Inc (a) (b)	25	142
SI-BONE, Inc. (a)	553	7,746
Soleno Therapeutics, Inc. (a)	11	772
Springworks Therapeutics, Inc. (a)	143	6,327
Spyre Therapeutics, Inc. (a)	43	703
Stevanato Group Societa' Per Azioni (b)	318	6,496
Stoke Therapeutics, Inc. (a)	105	698
Structure Therapeutics Inc. - ADR (a) (b)	15	264
Surgery Partners, Inc. (a)	313	7,430
Syndax Pharmaceuticals, Inc. (a)	97	1,191
Tarsus Pharmaceuticals, Inc. (a)	8	408
TG Therapeutics, Inc. (a)	22	850
The Ensign Group, Inc.	27	3,548
TransMedics Group, Inc. (a) (b)	10	674
Travere Therapeutics, Inc. (a)	53	945
Twist Bioscience Corporation (a)	22	876
U. S. Physical Therapy, Inc.	39	2,841
Ultragenyx Pharmaceutical Inc. (a)	120	4,326
Vaxcyte, Inc. (a)	119	4,499
Vera Therapeutics, Inc. - Class A (a)	14	331
Veracyte, Inc. (a)	175	5,211
Vericel Corporation (a)	63	2,828
Viking Therapeutics, Inc. (a) (b)	98	2,358
Viridian Therapeutics, Inc. (a)	37	505
Wave Life Sciences Ltd. (a)	86	692
Waystar Holding Corp. (a)	61	2,285
West Pharmaceutical Services, Inc.	57	12,663
Xenon Pharmaceuticals Inc. (a)	89	2,976
		367,740
Consumer Discretionary 12.4%
American Eagle Outfitters, Inc.	266	3,090
Boot Barn Holdings, Inc. (a)	147	15,894
Bright Horizons Family Solutions, Inc. (a)	22	2,792
Brunello Cucinelli S.p.A.	58	6,658
Carvana Co. - Class A (a)	5	1,036
CAVA Group, Inc. (a)	5	455
Cheesecake Factory Incorporated, The (b)	49	2,353
Churchill Downs Incorporated	102	11,443
DK Crown Holdings Inc. - Class A (a)	232	7,701
Dream Finders Homes, Inc. - Class A (a) (b)	196	4,414
Duolingo, Inc. - Class A (a)	3	947
Dutch Bros Inc. - Class A (a)	51	3,204
First Watch Restaurant Group, Inc. (a)	578	9,626
Floor & Decor Holdings, Inc. - Class A (a)	62	4,977
Fox Factory Holding Corp. (a)	18	410
Genius Sports Limited (a)	582	5,824
Grand Canyon Education, Inc. (a)	3	440
Green Brick Partners, Inc. (a)	71	4,143
Holley Inc. (a)	397	1,019
Installed Building Products, Inc.	72	12,253
KinderCare Learning Companies, Inc. (a)	88	1,016
Kura Sushi USA, Inc. - Class A (a) (b)	51	2,590
Life Time Group Holdings, Inc. (a)	169	5,093
Lithia Motors, Inc. - Class A	1	364
Modine Manufacturing Company (a)	101	7,731
Norwegian Cruise Line Holdings Ltd. (a)	215	4,074
Ollie's Bargain Outlet Holdings, Inc. (a)	228	26,486
OneSpaWorld Holdings Limited	60	1,002
Planet Fitness, Inc. - Class A (a)	133	12,849

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Pool Corporation	55	17,413
Portillo's Inc. - Class A (a) (b)	385	4,572
Revolve Group Inc. - Class A (a)	235	5,047
RH (a)	35	8,262
Shake Shack, Inc. - Class A (a)	4	351
SharkNinja, Inc. (a)	66	5,538
Skyline Champion Corporation (a)	55	5,216
Smith Douglas Homes Corp. - Class A (a) (b)	70	1,373
Sportradar Group AG - Class A (a)	189	4,086
Stride, Inc. (a)	87	10,990
Sweetgreen, Inc. - Class A (a)	225	5,636
Texas Roadhouse, Inc. - Class A	86	14,333
Under Armour, Inc. - Class C (a)	80	477
Universal Technical Institute, Inc. (a)	80	2,052
Warby Parker Inc. - Class A (a)	53	975
Watches of Switzerland Group PLC (a)	300	1,613
Wingstop Inc.	30	6,777
Wynn Resorts, Limited	92	7,697
		262,292
Financials 11.2%
Bancorp, Inc., The (a)	79	4,191
Euronet Worldwide, Inc. (a)	32	3,381
Evercore Inc. - Class A	52	10,397
FactSet Research Systems Inc.	34	15,424
FirstCash, Inc.	18	2,109
Goosehead Insurance, Inc. - Class A	100	11,793
HA Sustainable Infrastructure Capital, Inc. (b)	21	623
Hamilton Lane Incorporated - Class A	26	3,875
HCI Group, Inc.	7	1,087
Houlihan Lokey, Inc. - Class A	20	3,297
Jack Henry & Associates, Inc.	70	12,806
Kinsale Capital Group, Inc.	30	14,983
LendingClub Corporation (a)	62	644
LPL Financial Holdings Inc.	22	7,047
Marex Group PLC	150	5,312
Moelis & Company - Class A	218	12,705
Morningstar, Inc.	35	10,415
Palomar Holdings, Inc. (a)	16	2,123
Paymentus Holdings, Inc. - Class A (a)	37	960
Payoneer Global Inc. (a)	546	3,992
Primerica, Inc.	29	8,136
Remitly Global, Inc. (a)	44	911
Ryan Specialty Group Holdings, Inc. - Class A	510	37,651
ServisFirst Bancshares, Inc.	96	7,925
Shift4 Payments, LLC - Class A (a) (b)	111	9,022
Skyward Specialty Insurance Group, Inc. (a)	82	4,346
StepStone Group Inc. - Class A	227	11,838
Toast, Inc. - Class A (a)	101	3,358
Triumph Financial, Inc. (a)	75	4,346
TWFG, Inc. (a)	17	540
Upstart Holdings, Inc. (a)	28	1,265
Victory Capital Holdings, Inc. - Class A	86	4,977
Walker & Dunlop, Inc.	12	1,006
Western Alliance Bancorporation	108	8,309
Wintrust Financial Corporation	29	3,253
WisdomTree, Inc.	304	2,716
Zurich American Corporation	16	1,058
		237,821
Consumer Staples 4.4%
Bellring Intermediate Holdings, Inc. (a)	64	4,794
BJ's Wholesale Club Holdings, Inc. (a)	22	2,551
Celsius Holdings, Inc. (a) (b)	414	14,762
e.l.f. Beauty, Inc. (a)	67	4,230
Freshpet, Inc. (a)	113	9,385
Natural Grocers By Vitamin Cottage, Inc.	28	1,114
Oddity Tech Ltd - Class A (a)	108	4,658
Performance Food Group Company (a)	92	7,219
PriceSmart, Inc.	17	1,516
Primo Brands Corporation - Class A	213	7,558
Simply Good Foods Company, The (a)	32	1,093
Sprouts Farmers Market, Inc. (a)	44	6,697
SunOpta Inc. (a)	1,248	6,068
The Chefs' Warehouse, Inc. (a)	195	10,644
The Honest Company, Inc. (a)	230	1,081
Vita Coco Company, Inc., The (a)	185	5,654
Vital Farms, Inc. (a)	102	3,087
		92,111
Communication Services 3.7%
Auto Trader Group PLC	897	8,663
Cogent Communications Holdings, Inc.	42	2,544
IAC Inc. (a)	182	8,361
Liberty Media Corporation - Series A (a)	101	8,261
Liberty Media Corporation - Series C (a)	128	8,719
Magnite, Inc. (a)	698	7,963
QuinStreet, Inc. (a)	47	843
Reddit, Inc. - Class A (a)	23	2,399
Rightmove PLC	1,824	16,252
Rightmove PLC - ADR	648	11,462
Roku, Inc. - Class A (a)	8	540
Vivid Seats Inc. - Class A (a)	860	2,545
		78,552
Materials 2.0%
Avient Corporation	284	10,557
Balchem Corporation	8	1,277
Carpenter Technology Corporation	53	9,574
Hawkins, Inc.	19	2,024
Innospec Inc.	29	2,777
Knife River Corporation (a)	103	9,299
Materion Corporation	48	3,885
MP Materials Corp. - Class A (a) (b)	39	954
Pan American Silver Corp.	60	1,547
Titan America (a)	28	379
		42,273
Energy 1.2%
Archrock, Inc.	45	1,182
Aris Water Solutions, Inc. - Class A	16	526
Cactus, Inc. - Class A	53	2,441
Cameco Corporation	21	861
Centrus Energy Corp. - Class A (a) (b)	14	857
Gulfport Energy Operating Corporation (a)	8	1,441
Matador Resources Company	115	5,888
Newpark Resources, Inc. (a)	311	1,806
Permian Resources Corporation - Class A	57	791
Range Resources Corporation	68	2,711
Solaris Energy Infrastructure, Inc. - Class A	34	739
TechnipFMC PLC	156	4,936
Uranium Energy Corp. (a)	143	684
		24,863
Real Estate 0.9%
Compass, Inc. - Class A (a)	530	4,625
CoStar Group, Inc. (a)	28	2,256
EastGroup Properties, Inc.	44	7,754
National Storage Affiliates Trust	15	585
Real Brokerage Inc., The (a)	162	659
Terreno Realty Corporation	54	3,423
		19,302
Total Common Stocks (cost $2,026,242)		2,047,276
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 4.3%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	66,026	66,026
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	25,721	25,721
Total Short Term Investments (cost $91,747)		91,747
Total Investments 101.0% (cost $2,117,989)		2,139,028
Other Assets and Liabilities, Net (1.0)%		(20,891)
Total Net Assets 100.0%		2,118,137

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	85,183	183,308	202,465	857	—	—	66,026	3.1
JNL Government Money Market Fund, 4.30% - Class SL	23,978	96,338	94,595	286	—	—	25,721	1.2
	109,161	279,646	297,060	1,143	—	—	91,747	4.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,014,090	33,186	—	2,047,276
Rights	—	—	5	5
Short Term Investments	91,747	—	—	91,747
	2,105,837	33,186	5	2,139,028

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.5%
Industrials 25.7%
ACV Auctions Inc. - Class A (a) (b)	275	3,880
Air Lease Corporation - Class A	546	26,389
Alight, Inc. - Class A	764	4,531
American Woodmark Corporation (a)	218	12,832
API Group Corporation (a)	296	10,593
Argan, Inc.	15	1,968
Armstrong World Industries, Inc.	56	7,989
Atkore Inc.	48	2,899
Beacon Roofing Supply, Inc. (a)	116	14,354
BrightView Holdings, Inc. (a)	414	5,311
Caci International Inc. - Class A (a)	20	7,424
Cadre Holdings, Inc.	250	7,397
CNH Industrial N.V.	439	5,392
CoreCivic, Inc. (a)	574	11,641
CSW Industrials, Inc.	29	8,512
Enerpac Tool Group Corp. - Class A	186	8,327
ESAB Corporation	53	6,205
Gates Industrial Corporation PLC (a)	164	3,016
GMS Inc. (a)	143	10,456
Gorman- Rupp Company, The	102	3,581
GXO Logistics Inc. (a)	248	9,681
Hayward Holdings, Inc. (a)	790	11,002
Hillman Solutions Corp. - Class A (a)	2,735	24,038
Huntington Ingalls Industries, Inc.	31	6,297
Huron Consulting Group Inc. (a)	56	8,024
ICF International, Inc.	46	3,934
Insperity, Inc.	245	21,889
Janus International Group, Inc. (a)	1,327	9,559
JELD-WEN Holding, Inc. (a)	254	1,516
Landstar System, Inc.	97	14,621
Maximus, Inc.	136	9,277
McGrath RentCorp	111	12,345
Mine Safety Appliances Company, LLC	50	7,379
MOOG Inc. - Class A	26	4,463
Mueller Industries, Inc.	144	10,993
MYR Group Inc. (a)	62	6,959
Openlane, Inc. (a)	275	5,298
Pursuit Attractions And Hospitality, Inc. (a)	78	2,746
Rentokil Initial PLC - ADR (b)	288	6,598
Rush Enterprises, Inc. - Class A	100	5,359
Steelcase Inc. - Class A	679	7,440
Tecnoglass Inc.	120	8,602
The AZEK Company Inc. - Class A (a)	206	10,071
The Timken Company	46	3,288
U-Haul Holding Company - Series N	233	13,796
Unifirst Corporation	87	15,200
Verra Mobility Corporation - Class A (a)	786	17,700
Werner Enterprises, Inc.	105	3,078
WESCO International, Inc.	39	6,033
Willscot Holdings Corporation - Class A	162	4,515
Woodward, Inc.	62	11,323
		445,721
Financials 21.3%
Amalgamated Financial Corp.	122	3,493
Assured Guaranty Ltd.	227	19,955
AXIS Capital Holdings Limited	111	11,149
Bancorp, Inc., The (a)	168	8,900
Bank of Hawaii Corporation	90	6,234
Bank OZK	48	2,076
BankUnited, Inc.	147	5,061
Brookline Bancorp, Inc.	205	2,237
Burford Capital Limited - Class C	325	4,295
Cannae Holdings, Inc.	339	6,213
CNA Financial Corporation	93	4,744
CNO Financial Group, Inc.	119	4,975
Columbia Banking System, Inc.	403	10,039
Commerce Bancshares, Inc.	208	12,951
Essent Group Ltd.	182	10,505
Euronet Worldwide, Inc. (a)	116	12,395
EVERTEC, Inc.	130	4,761
F.N.B. Corporation	364	4,895
Federated Hermes, Inc. - Class B	39	1,609
First American Financial Corporation	184	12,069
First Citizens BancShares, Inc. - Class A	10	18,445
First Hawaiian, Inc.	340	8,311
Genworth Financial, Inc. - Class A (a)	1,216	8,620
Glacier Bancorp, Inc.	211	9,318
HA Sustainable Infrastructure Capital, Inc. (b)	31	891
Hanover Insurance Group Inc, The	33	5,789
International Bancshares Corporation	106	6,697
LendingTree, Inc. (a)	20	1,017
Marqeta, Inc. - Class A (a)	863	3,557
P10, Inc. - Class A	326	3,832
Radian Group Inc.	112	3,713
Sandy Spring Bancorp, Inc.	134	3,743
Selective Insurance Group, Inc.	67	6,086
Skyward Specialty Insurance Group, Inc. (a)	346	18,321
Stewart Information Services Corporation	93	6,613
Texas Capital Bancshares, Inc. (a)	47	3,502
UMB Financial Corporation	90	9,068
Virtu Financial, Inc. - Class A	260	9,895
Virtus Investment Partners, Inc.	48	8,209
WAFD, Inc.	171	4,896
Wex, Inc. (a)	59	9,248
White Mountains Insurance Group Ltd	21	42,073
Wintrust Financial Corporation	170	19,124
WSFS Financial Corporation	183	9,469
		368,993
Consumer Discretionary 12.6%
American Eagle Outfitters, Inc.	578	6,720
America's Car Mart, Inc. (a)	144	6,518
Dorman Products, Inc. (a)	84	10,125
Dream Finders Homes, Inc. - Class A (a) (b)	370	8,344
Frontdoor, Inc. (a)	346	13,279
Grand Canyon Education, Inc. (a)	51	8,781
Group 1 Automotive, Inc.	21	8,174
Hanesbrands Inc. (a)	978	5,644
Hasbro, Inc.	107	6,560
LCI Industries	44	3,821
Les Vetements de Sport Gildan Inc. - Class A	264	11,656
LGI Homes, Inc. (a)	52	3,456
Lithia Motors, Inc. - Class A	27	7,952
LKQ Corporation	231	9,806
M/I Homes, Inc. (a)	37	4,204
Malibu Boats, Inc. - Class A (a)	238	7,302
Meritage Homes Corporation	20	1,429
Modine Manufacturing Company (a)	167	12,827
Murphy USA Inc.	24	11,336
Ollie's Bargain Outlet Holdings, Inc. (a)	69	8,006
Papa John's International, Inc.	90	3,696
Patrick Industries, Inc. (b)	111	9,358
Thor Industries, Inc. (b)	60	4,514
United Parks And Resorts Inc. (a) (b)	114	5,193
Vail Resorts, Inc.	35	5,562
Winmark Corporation	12	3,822
Winnebago Industries, Inc.	238	8,198
Wyndham Hotels & Resorts, Inc.	115	10,425
YETI Holdings, Inc. (a)	338	11,178
		217,886
Health Care 10.1%
Acadia Healthcare Company, Inc. (a)	131	3,973
AdaptHealth LLC - Class A (a)	1,149	12,455
Addus HomeCare Corporation (a)	209	20,648
Alphatec Holdings, Inc. (a)	336	3,406
AMN Healthcare Services, Inc. (a)	105	2,568
Arcellx Inc. (a)	19	1,269
Bausch + Lomb Corporation (a) (b)	138	1,996
CONMED Corporation	145	8,730
CRISPR Therapeutics AG (a) (b)	53	1,788
Dentsply Sirona Inc.	430	6,427
DocGo Inc. (a)	1,454	3,840
Dynavax Technologies Corporation (a)	174	2,252
Embecta Corp.	198	2,518
Encompass Health Corporation	67	6,825

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Enovis Corporation (a) (b)	72	2,765
Evolent Health, Inc. - Class A (a)	137	1,296
Haemonetics Corporation (a)	97	6,188
ICU Medical, Inc. (a)	113	15,575
Inspire Medical Systems, Inc. (a)	10	1,621
Integer Holdings Corporation (a)	65	7,655
Lantheus Holdings, Inc. (a)	167	16,301
MoonLake Immunotherapeutics AG - Class A (a) (b)	56	2,174
Perrigo Company Public Limited Company	351	9,850
Relay Therapeutics, Inc. (a)	120	314
Smith & Nephew PLC - ADR (b)	203	5,765
Tango Therapeutics, Inc. (a)	173	237
The Ensign Group, Inc.	103	13,377
UFP Technologies, Inc. (a)	14	2,834
Varex Imaging Corporation (a)	436	5,061
Vericel Corporation (a)	103	4,577
		174,285
Information Technology 8.0%
ACI Worldwide, Inc. (a)	187	10,223
Arrow Electronics, Inc. (a)	72	7,520
ASGN Incorporated (a)	100	6,302
Axcelis Technologies, Inc. (a)	220	10,919
Cleanspark Inc. (a) (b)	266	1,785
Couchbase, Inc. (a)	270	4,254
ePlus inc. (a)	278	16,919
Formfactor, Inc. (a)	178	5,036
Insight Enterprises, Inc. (a)	43	6,480
InterDigital, Inc. (b)	61	12,612
Kulicke and Soffa Industries, Inc.	105	3,477
MeridianLink, Inc. (a)	495	9,175
MKS Instruments, Inc.	73	5,863
Napco Security Technologies, Inc.	213	4,910
NCR Voyix Corporation (a)	183	1,781
PAR Technology Corporation (a)	124	7,593
Plexus Corp. (a)	12	1,577
Silicon Motion, Inc. - ADR	205	10,365
TD SYNNEX Corporation	71	7,365
Vontier Corporation	156	5,129
		139,285
Consumer Staples 5.0%
BJ's Wholesale Club Holdings, Inc. (a)	152	17,393
Cal-Maine Foods, Inc.	70	6,335
Dole Public Limited Company	175	2,528
Flowers Foods, Inc.	460	8,754
Ingles Markets, Incorporated - Class A	55	3,559
Ingredion Incorporated	44	5,970
Interparfums, Inc.	74	8,415
Lancaster Colony Corporation	42	7,351
Molson Coors Beverage Company - Class B	142	8,653
Nomad Foods Limited	562	11,043
PriceSmart, Inc.	43	3,782
Sprouts Farmers Market, Inc. (a)	21	3,205
		86,988
Real Estate 4.5%
Alexander & Baldwin, Inc.	144	2,487
Apple Hospitality REIT, Inc.	352	4,539
Brandywine Realty Trust	677	3,021
Cushman & Wakefield PLC (a)	1,066	10,889
Getty Realty Corp.	172	5,350
Highwoods Properties, Inc.	104	3,087
Howard Hughes Holdings Inc. (a)	39	2,917
Independence Realty Trust, Inc.	103	2,192
Marcus & Millichap Company	341	11,763
PotlatchDeltic Corporation	118	5,328
Ryman Hospitality Properties, Inc.	157	14,361
STAG Industrial, Inc.	158	5,705
Terreno Realty Corporation	87	5,489
		77,128
Energy 3.4%
Atlas Energy Solutions Inc. (b)	401	7,148
CNX Resources Corporation (a)	194	6,106
CVR Energy, Inc.	65	1,255
Delek US Holdings, Inc.	206	3,103
DHT Holdings, Inc.	326	3,423
DMC Global Inc. (a)	402	3,388
HF Sinclair Corporation	89	2,933
Matador Resources Company	52	2,666
Ovintiv Canada ULC	33	1,419
Permian Resources Corporation - Class A	501	6,938
Range Resources Corporation	129	5,153
SM Energy Company	183	5,486
Solaris Energy Infrastructure, Inc. - Class A	151	3,280
Talos Energy Inc. (a)	292	2,842
Weatherford International Public Limited Company	58	3,119
		58,259
Materials 3.2%
Ashland Inc.	110	6,504
Century Aluminum Company (a)	166	3,083
Commercial Metals Company	53	2,421
Element Solutions Inc.	842	19,043
H.B. Fuller Company	108	6,077
Hecla Mining Company	606	3,367
Knife River Corporation (a)	53	4,817
Quaker Chemical Corporation	52	6,391
TriMas Corporation	75	1,753
Warrior Met Coal, Inc.	56	2,675
		56,131
Utilities 2.9%
Avista Corporation	65	2,723
Black Hills Corporation	71	4,295
Clearway Energy, Inc. - Class C	143	4,326
Hawaiian Electric Industries, Inc. (a)	581	6,358
IDACORP, Inc.	15	1,768
NorthWestern Corporation	122	7,084
Portland General Electric Company	96	4,277
Southwest Gas Holdings, Inc.	83	5,977
Spire Inc.	46	3,569
Talen Energy Corporation (a)	24	4,813
TXNM Energy, Inc.	95	5,060
		50,250
Communication Services 0.8%
Lumen Technologies, Inc. (a)	326	1,277
Telephone and Data Systems, Inc.	158	6,101
TripAdvisor, Inc. (a) (b)	243	3,447
Yelp Inc. (a)	72	2,676
		13,501
Total Common Stocks (cost $1,585,544)		1,688,427
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	43,702	43,702
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	9,585	9,585
Total Short Term Investments (cost $53,287)		53,287
Total Investments 100.6% (cost $1,638,831)		1,741,714
Other Assets and Liabilities, Net (0.6)%		(10,178)
Total Net Assets 100.0%		1,731,536

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	54,416	96,482	107,196	501	—	—	43,702	2.5
JNL Government Money Market Fund, 4.30% - Class SL	19,164	59,040	68,619	200	—	—	9,585	0.6
	73,580	155,522	175,815	701	—	—	53,287	3.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,688,427	—	—	1,688,427
Short Term Investments	53,287	—	—	53,287
	1,741,714	—	—	1,741,714

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 95.6%
Information Technology 17.5%
AppLovin Corporation - Class A (a)	143	37,797
Arista Networks, Inc. (a)	171	13,223
Datadog, Inc. - Class A (a)	93	9,241
GoDaddy Inc. - Class A (a)	85	15,327
International Business Machines Corporation	31	7,609
Microsoft Corporation	134	50,274
Monday.Com Ltd. (a)	60	14,604
NVIDIA Corporation	270	29,289
Taiwan Semiconductor Manufacturing Company Limited - ADR	82	13,685
		191,049
Financials 17.0%
Allstate Corporation, The	63	12,987
American International Group, Inc.	234	20,382
Arthur J. Gallagher & Co.	43	14,953
Cincinnati Financial Corporation	72	10,692
CME Group Inc. - Class A	41	10,806
Fiserv, Inc. (a)	48	10,605
LPL Financial Holdings Inc.	44	14,297
Reinsurance Group of America, Incorporated	126	24,838
Robinhood Markets, Inc. - Class A (a)	309	12,854
The Progressive Corporation	92	26,079
Visa Inc. - Class A	76	26,665
		185,158
Communication Services 13.2%
AT&T Inc.	1,266	35,791
Meta Platforms, Inc. - Class A	51	29,262
Netflix, Inc. (a)	15	14,037
Sea Limited - Class A - ADR (a)	176	22,919
Spotify Technology S.A. (a)	37	20,547
Verizon Communications Inc.	487	22,085
		144,641
Industrials 11.1%
BAE Systems PLC - ADR (b)	306	25,129
GE Vernova Inc.	43	13,271
General Electric Company	205	41,046
Rolls-Royce Holdings PLC - ADR (b)	2,875	28,203
Siemens Energy AG (a)	228	13,482
		121,131
Health Care 11.1%
Becton, Dickinson and Company	46	10,598
Bristol-Myers Squibb Company	174	10,594
Cigna Group, The	64	21,048
Eli Lilly and Company	36	29,699
Illumina, Inc. (a)	73	5,753
McKesson Corporation	27	18,251
UnitedHealth Group Incorporated	48	24,967
		120,910
Consumer Staples 7.3%
Altria Group, Inc.	367	21,999
Coca-Cola Company, The	188	13,497
Freshpet, Inc. (a)	117	9,689
Philip Morris International Inc.	220	34,982
		80,167
Energy 6.8%
Canadian Natural Resources Limited	315	9,707
Chevron Corporation	111	18,553
Exxon Mobil Corporation	157	18,675
ONEOK, Inc.	71	7,022
Shell PLC - Class A - ADR	106	7,790
Targa Resources Corp.	63	12,599
		74,346
Consumer Discretionary 5.9%
Amazon.com, Inc. (a)	259	49,232
Tapestry, Inc.	217	15,272
		64,504
Utilities 4.7%
American Electric Power Company, Inc.	188	20,579
CenterPoint Energy, Inc.	81	2,939
Duke Energy Corporation	109	13,325
Exelon Corporation	62	2,879
NextEra Energy, Inc.	171	12,088
		51,810
Materials 1.0%
Corteva, Inc.	181	11,416
Total Common Stocks (cost $964,801)		1,045,132
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	13
Total Rights (cost $0)		13
SHORT TERM INVESTMENTS 5.4%
Investment Companies 4.2%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	45,974	45,974
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	12,800	12,800
Total Short Term Investments (cost $58,774)		58,774
Total Investments 101.0% (cost $1,023,575)		1,103,919
Other Assets and Liabilities, Net (1.0)%		(11,455)
Total Net Assets 100.0%		1,092,464

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	9,713	258,599	222,338	287	—	—	45,974	4.2
JNL Government Money Market Fund, 4.30% - Class SL	—	35,296	22,496	8	—	—	12,800	1.2
	9,713	293,895	244,834	295	—	—	58,774	5.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	1,031,650	13,482	—	1,045,132
Rights	—	—	13	13
Short Term Investments	58,774	—	—	58,774
	1,090,424	13,482	13	1,103,919

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.9%
Information Technology 29.0%
Accenture Public Limited Company - Class A	6	1,953
Adobe Inc. (a)	4	1,669
Advanced Micro Devices, Inc. (a)	16	1,670
Akamai Technologies, Inc. (a)	2	125
Amphenol Corporation - Class A	12	792
Analog Devices, Inc.	5	1,003
ANSYS, Inc. (a)	1	278
Apple Inc.	150	33,399
Applied Materials, Inc.	8	1,174
Arista Networks, Inc. (a)	10	802
Autodesk, Inc. (a)	2	571
Broadcom Inc.	47	7,857
Cadence Design Systems, Inc. (a)	3	699
CDW Corp.	1	208
Cisco Systems, Inc.	40	2,464
Cognizant Technology Solutions Corporation - Class A	5	377
Corning Incorporated	8	351
CrowdStrike Holdings, Inc. - Class A (a)	2	871
Dell Technologies Inc. - Class C	3	282
Enphase Energy, Inc. (a)	1	84
EPAM Systems, Inc. (a)	1	98
F5, Inc. (a)	1	154
Fair Isaac Corporation (a)	—	448
First Solar, Inc. (a)	1	134
Fortinet, Inc. (a)	6	621
Gartner, Inc. (a)	1	320
Gen Digital Inc.	6	146
GoDaddy Inc. - Class A (a)	1	261
Hewlett Packard Enterprise Company	13	202
HP, Inc.	10	266
Intel Corporation	43	987
International Business Machines Corporation	9	2,303
Intuit Inc.	3	1,724
Jabil Inc.	1	157
Juniper Networks, Inc.	3	116
Keysight Technologies, Inc. (a)	2	257
KLA Corporation	1	905
Lam Research Corporation	13	937
Microchip Technology Incorporated	5	257
Micron Technology, Inc.	11	965
Microsoft Corporation	74	27,944
Monolithic Power Systems, Inc.	—	275
Motorola Solutions, Inc.	2	737
NetApp, Inc.	2	178
NVIDIA Corporation	245	26,574
NXP Semiconductors N.V.	3	478
ON Semiconductor Corporation (a)	4	179
Oracle Corporation	16	2,270
Palantir Technologies Inc. - Class A (a)	21	1,733
Palo Alto Networks, Inc. (a)	7	1,120
PTC Inc. (a)	1	182
Qualcomm Incorporated	11	1,710
Roper Technologies, Inc.	1	635
Salesforce, Inc.	10	2,570
Seagate Technology Holdings Public Limited Company	2	180
ServiceNow, Inc. (a)	2	1,643
Skyworks Solutions, Inc.	2	103
Super Micro Computer, Inc. (a)	5	173
Synopsys, Inc. (a)	2	660
TE Connectivity Public Limited Company	3	421
Teledyne Technologies Incorporated (a)	—	233
Teradyne, Inc.	2	135
Texas Instruments Incorporated	9	1,642
Trimble Inc. (a)	2	159
Tyler Technologies, Inc. (a)	—	250
VeriSign, Inc. (a)	1	201
Western Digital Corporation (a)	3	140
Workday, Inc. - Class A (a)	2	494
Zebra Technologies Corporation - Class A (a)	1	148
		141,054
Financials 14.4%
AFLAC Incorporated	5	564
Allstate Corporation, The	3	549
American Express Company	6	1,500
American International Group, Inc.	6	501
Ameriprise Financial, Inc.	1	470
AON Public Limited Company - Class A	2	856
Apollo Global Management, Inc.	5	618
Arch Capital Group Ltd.	4	357
Arthur J. Gallagher & Co.	3	871
Assurant, Inc.	1	105
Bank of America Corporation	66	2,752
Bank of New York Mellon Corporation, The (b)	7	604
Berkshire Hathaway Inc. - Class B (a)	18	9,779
BlackRock, Inc.	1	1,380
Blackstone Inc. - Class A	7	1,015
Brown & Brown, Inc.	2	288
Capital One Financial Corporation	4	676
CBOE Global Markets, Inc.	1	239
Charles Schwab Corporation, The	17	1,328
Chubb Limited	4	1,134
Cincinnati Financial Corporation	2	233
Citigroup Inc.	19	1,345
Citizens Financial Group, Inc.	4	183
CME Group Inc. - Class A	4	958
Corpay Inc (a)	1	247
Discover Financial Services	3	429
Erie Indemnity Company - Class A	—	103
Everest Group, Ltd.	—	159
FactSet Research Systems Inc.	—	170
Fidelity National Information Services, Inc.	5	390
Fifth Third Bancorp	7	261
Fiserv, Inc. (a)	6	1,249
Franklin Resources, Inc.	3	54
Global Payments Inc.	2	232
Globe Life Inc.	1	109
Goldman Sachs Group, Inc., The	3	1,718
Hartford Insurance Group, Inc., The	3	361
Huntington Bancshares Incorporated	15	224
Intercontinental Exchange, Inc.	6	995
Invesco Ltd.	4	66
Jack Henry & Associates, Inc.	1	138
JPMorgan Chase & Co.	28	6,852
KeyCorp	10	164
KKR & Co. Inc. - Class A	7	785
Loews Corporation	2	170
M&T Bank Corporation	2	303
MarketAxess Holdings Inc.	—	84
Marsh & Mclennan Companies, Inc.	5	1,202
MasterCard Incorporated - Class A	8	4,455
MetLife, Inc.	6	451
Moody's Corporation	2	723
Morgan Stanley	12	1,450
MSCI Inc. - Class A	1	443
Nasdaq, Inc.	4	310
Northern Trust Corporation	2	201
PayPal Holdings, Inc. (a)	10	647
Principal Financial Group, Inc.	2	182
Prudential Financial, Inc.	4	396
Raymond James Financial, Inc.	2	259
Regions Financial Corporation	9	203
S&P Global Inc.	3	1,616
State Street Corporation	3	258
Synchrony Financial	4	207
T. Rowe Price Group, Inc.	2	209
The PNC Financial Services Group, Inc.	4	690
The Progressive Corporation	6	1,661
Travelers Companies, Inc., The	2	606
Truist Financial Corporation	13	550
U.S. Bancorp	16	664
Visa Inc. - Class A	17	6,040
W. R. Berkley Corporation	3	220

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Wells Fargo & Company	33	2,350
Willis Towers Watson Public Limited Company	1	345
		69,906
Health Care 10.9%
Abbott Laboratories	17	2,288
AbbVie Inc.	18	3,695
Agilent Technologies, Inc.	3	339
Align Technology, Inc. (a)	1	113
Amgen Inc.	5	1,682
Baxter International Inc.	5	168
Becton, Dickinson and Company	3	661
Biogen Inc. (a)	2	207
Bio-Techne Corporation	2	98
Boston Scientific Corporation (a)	15	1,489
Bristol-Myers Squibb Company	20	1,239
Cardinal Health, Inc.	2	330
Cencora, Inc.	2	466
Centene Corporation (a)	5	303
Charles River Laboratories International, Inc. (a)	1	76
Cigna Group, The	3	890
Cooper Companies, Inc., The (a)	2	174
CVS Health Corporation	13	854
Danaher Corporation	6	1,320
DaVita Inc. (a)	—	73
DexCom, Inc. (a)	4	270
Edwards Lifesciences Corporation (a)	6	429
Elevance Health, Inc.	2	1,016
Eli Lilly and Company	8	6,519
GE HealthCare Technologies Inc.	5	377
Gilead Sciences, Inc.	13	1,401
HCA Healthcare, Inc.	2	630
Henry Schein, Inc. (a)	1	87
Hologic, Inc. (a)	2	149
Humana Inc.	1	316
IDEXX Laboratories, Inc. (a)	1	346
Incyte Corporation (a)	2	95
Insulet Corporation (a)	1	188
Intuitive Surgical, Inc. (a)	4	1,767
IQVIA Holdings Inc (a)	2	282
Johnson & Johnson	24	3,985
Labcorp Holdings Inc.	1	198
McKesson Corporation	1	850
Medtronic, Inc.	13	1,154
Merck & Co., Inc.	25	2,275
Mettler-Toledo International Inc. (a)	—	248
Moderna, Inc. (a)	3	96
Molina Healthcare, Inc. (a)	1	179
Pfizer Inc.	57	1,438
Quest Diagnostics Incorporated	1	190
Regeneron Pharmaceuticals, Inc.	1	665
ResMed Inc.	1	323
Revvity, Inc.	1	131
Solventum Corporation (a)	1	98
Steris Public Limited Company	1	222
Stryker Corporation	3	1,279
Thermo Fisher Scientific Inc.	4	1,907
UnitedHealth Group Incorporated	9	4,813
Universal Health Services, Inc. - Class B	1	103
Vertex Pharmaceuticals Incorporated (a)	3	1,252
Viatris Inc.	13	110
Waters Corporation (a)	1	216
West Pharmaceutical Services, Inc.	1	164
Zimmer Biomet Holdings, Inc.	2	226
Zoetis Inc. - Class A	5	742
		53,201
Consumer Discretionary 10.1%
Airbnb, Inc. - Class A (a)	4	525
Amazon.com, Inc. (a)	94	17,960
Aptiv PLC (a)	2	135
AutoZone, Inc. (a)	—	644
Best Buy Co., Inc.	2	139
Booking Holdings Inc.	—	1,529
Caesars Entertainment, Inc. (a)	2	49
CarMax, Inc. (a)	2	126
Carnival Corporation (a)	10	201
Chipotle Mexican Grill, Inc. (a)	14	687
D.R. Horton, Inc.	3	368
Darden Restaurants, Inc.	1	246
Deckers Outdoor Corporation (a)	2	171
Domino's Pizza, Inc.	—	155
DoorDash, Inc. - Class A (a)	3	619
eBay Inc.	5	334
Expedia Group, Inc.	1	200
Ford Motor Company	39	391
Garmin Ltd.	2	342
General Motors Company	10	467
Genuine Parts Company	1	158
Hasbro, Inc.	1	76
Hilton Worldwide Holdings Inc.	2	556
Home Depot, Inc., The	10	3,647
Las Vegas Sands Corp.	4	137
Lennar Corporation - Class A	2	255
LKQ Corporation	3	106
Lowe`s Companies, Inc.	6	1,325
Lululemon Athletica Inc. (a)	1	325
Marriott International, Inc. - Class A	2	546
McDonald's Corporation	7	2,242
MGM Resorts International (a)	2	72
Mohawk Industries, Inc. (a)	1	64
NIKE, Inc. - Class B	12	761
Norwegian Cruise Line Holdings Ltd. (a)	4	84
NVR, Inc. (a)	—	217
O'Reilly Automotive, Inc. (a)	1	834
Pool Corporation (c)	—	125
PulteGroup, Inc.	2	215
Ralph Lauren Corporation - Class A	—	82
Ross Stores, Inc.	3	425
Royal Caribbean Cruises Ltd.	3	516
Starbucks Corporation	11	1,115
Tapestry, Inc.	2	139
Tesla Inc. (a)	28	7,250
TJX Companies, Inc., The	11	1,376
Tractor Supply Company	5	289
Ulta Beauty, Inc. (a)	—	168
Williams-Sonoma, Inc.	1	191
Wynn Resorts, Limited	1	77
Yum! Brands, Inc.	3	434
		49,095
Communication Services 9.0%
Alphabet Inc. - Class A	58	9,017
Alphabet Inc. - Class C	47	7,398
AT&T Inc.	72	2,033
Comcast Corporation - Class A	37	1,380
Electronic Arts Inc.	2	343
Former Charter Communications Parent, Inc. - Class A (a)	1	364
Fox Corporation - Class A	2	126
Fox Corporation - Class B	1	77
Live Nation Entertainment, Inc. (a)	2	201
Match Group, Inc.	3	84
Meta Platforms, Inc. - Class A	22	12,625
Netflix, Inc. (a)	4	3,993
News Corporation - Class A	4	100
News Corporation - Class B	1	41
Omnicom Group Inc.	2	158
Paramount Global - Class B	6	73
Take-Two Interactive Software, Inc. (a)	2	342
The Interpublic Group of Companies, Inc.	4	98
TKO Group Holdings Inc. - Class A	1	98
T-Mobile US, Inc.	5	1,279
Verizon Communications Inc.	42	1,913
Walt Disney Company, The	18	1,790
Warner Bros. Discovery, Inc. - Series A (a)	23	242
		43,775
Industrials 8.3%
3M Company	5	801
A. O. Smith Corporation	1	76
Allegion Public Limited Company	1	112

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
AMETEK, Inc.	2	405
Automatic Data Processing, Inc.	4	1,249
Axon Enterprise, Inc. (a)	1	381
Boeing Company, The (a)	8	1,277
Broadridge Financial Solutions, Inc.	1	277
Builders FirstSource, Inc. (a)	1	140
C.H. Robinson Worldwide, Inc.	1	126
Carrier Global Corporation	8	504
Caterpillar Inc.	5	1,564
Cintas Corporation	3	710
Copart, Inc. (a)	9	500
CSX Corporation	19	571
Cummins Inc.	1	429
Dayforce, Inc. (a)	1	85
Deere & Company	3	1,196
Delta Air Lines, Inc.	6	282
Dover Corporation	1	239
Eaton Corporation Public Limited Company	4	1,076
Emerson Electric Co.	6	631
Equifax Inc.	1	301
Expeditors International of Washington, Inc. - Class A	1	164
Fastenal Company	6	450
FedEx Corporation	2	549
Fortive Corporation	4	262
GE Vernova Inc.	3	843
Generac Holdings Inc. (a)	1	71
General Dynamics Corporation	3	706
General Electric Company	11	2,146
Honeywell International Inc.	7	1,379
Howmet Aerospace Inc.	4	536
Hubbell Incorporated	1	176
Huntington Ingalls Industries, Inc.	—	79
IDEX Corporation	1	143
Illinois Tool Works Inc.	3	667
Ingersoll Rand Inc.	4	319
J.B. Hunt Transport Services, Inc.	1	116
Jacobs Solutions Inc.	1	147
Johnson Controls International Public Limited Company	7	533
L3Harris Technologies, Inc.	2	396
Leidos Holdings, Inc.	1	180
Lennox International Inc.	—	177
Lockheed Martin Corporation	2	936
Masco Corporation	2	150
Nordson Corporation	1	109
Norfolk Southern Corporation	2	543
Northrop Grumman Corporation	1	687
Old Dominion Freight Line, Inc.	2	306
Otis Worldwide Corporation	4	404
PACCAR Inc	5	513
Parker-Hannifin Corporation	1	785
Paychex, Inc.	3	498
Paycom Software, Inc.	1	108
Pentair Public Limited Company	2	143
Quanta Services, Inc.	1	371
Republic Services, Inc.	2	490
Rockwell Automation, Inc.	1	287
Rollins, Inc.	3	156
RTX Corporation	13	1,766
Snap-on Incorporated	1	180
Southwest Airlines Co.	6	198
Stanley Black & Decker, Inc.	2	121
Textron Inc.	2	118
Trane Technologies Public Limited Company	2	764
TransDigm Group Incorporated	1	780
Uber Technologies, Inc. (a)	21	1,537
Union Pacific Corporation	6	1,435
United Airlines Holdings, Inc. (a)	3	225
United Parcel Service, Inc. - Class B	7	806
United Rentals, Inc.	1	415
Veralto Corporation	2	237
Verisk Analytics, Inc.	1	424
W.W. Grainger, Inc.	—	444
Waste Management, Inc.	4	851
Westinghouse Air Brake Technologies Corporation	2	314
Xylem Inc.	2	287
		40,359
Consumer Staples 5.9%
Altria Group, Inc.	17	1,015
Archer-Daniels-Midland Company	5	231
Brown-Forman Corporation - Class B	2	56
Bunge Limited	1	103
Campbell's Company, The	2	73
Church & Dwight Co., Inc.	3	276
Coca-Cola Company, The	39	2,781
Colgate-Palmolive Company	8	763
Conagra Brands, Inc.	5	131
Constellation Brands, Inc. - Class A	2	281
Costco Wholesale Corporation	4	4,197
Dollar General Corporation	2	189
Dollar Tree, Inc. (a)	2	149
Estee Lauder Companies Inc., The - Class A	2	160
General Mills, Inc.	6	332
Hormel Foods Corporation	3	88
J. M. Smucker Company, The	1	130
Kellanova	3	230
Kenvue Inc.	19	465
Keurig Dr Pepper Inc.	12	395
Kimberly-Clark Corporation	3	477
Kraft Heinz Company, The	9	264
Kroger Co., The	7	450
Lamb Weston Holdings, Inc.	1	75
McCormick & Company, Incorporated	2	202
Molson Coors Beverage Company - Class B	2	110
Mondelez International, Inc. - Class A	13	870
Monster Beverage 1990 Corporation (a)	7	404
PepsiCo, Inc.	14	2,061
Philip Morris International Inc.	16	2,472
Procter & Gamble Company, The	23	3,997
Sysco Corporation	5	373
Target Corporation	5	480
The Clorox Company	1	181
The Hershey Company	1	248
Tyson Foods, Inc. - Class A	3	184
Walgreens Boots Alliance, Inc.	7	75
Walmart Inc.	43	3,817
		28,785
Energy 3.6%
Apa Corp.	3	73
Baker Hughes Company - Class A	10	440
Chevron Corporation	17	2,801
ConocoPhillips	13	1,340
Coterra Energy Inc.	7	214
Devon Energy Corporation	7	244
Diamondback Energy, Inc.	2	300
EOG Resources, Inc.	6	728
EQT Corporation	6	313
Expand Energy Corporation	2	235
Exxon Mobil Corporation	44	5,177
Halliburton Company	9	229
Hess Corporation	3	451
Kinder Morgan, Inc.	19	548
Marathon Petroleum Corporation	3	463
Occidental Petroleum Corporation	7	328
ONEOK, Inc.	6	613
Phillips 66	4	513
Schlumberger Limited	14	584
Targa Resources Corp.	2	434
Texas Pacific Land Corporation	—	245
Valero Energy Corporation	3	420
Williams Companies, Inc., The	12	731
		17,424
Utilities 2.5%
Alliant Energy Corporation	3	169
Ameren Corporation	3	271
American Electric Power Company, Inc.	5	589
American Water Works Company, Inc.	2	281
Atmos Energy Corporation	2	247

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.	7	235
CMS Energy Corporation	3	217
Consolidated Edison, Inc.	4	391
Constellation Energy Group, Inc.	3	632
Dominion Energy, Inc.	8	475
DTE Energy Company	2	293
Duke Energy Corporation	8	951
Edison International	4	225
Entergy Corporation	4	375
Evergy, Inc.	2	150
Eversource Energy	4	227
Exelon Corporation	10	460
FirstEnergy Corp.	5	204
NextEra Energy, Inc.	21	1,464
NiSource Inc.	5	194
NRG Energy, Inc.	2	194
PG&E Corporation	22	383
Pinnacle West Capital Corporation	1	100
PPL Corporation	7	260
Public Service Enterprise Group Incorporated	5	403
Sempra	6	456
The AES Corporation	7	89
The Southern Company	11	1,010
Vistra Corp.	3	396
WEC Energy Group Inc.	3	345
XCEL Energy Inc.	6	415
		12,101
Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	2	144
American Tower Corporation	5	1,021
AvalonBay Communities, Inc.	1	299
BXP, Inc.	2	101
Camden Property Trust	1	138
CBRE Group, Inc. - Class A (a)	3	387
CoStar Group, Inc. (a)	4	330
Crown Castle Inc.	4	446
Digital Realty Trust, Inc.	3	445
Equinix, Inc.	1	792
Equity Residential	3	244
Essex Property Trust, Inc.	1	191
Extra Space Storage Inc.	2	320
Federal Realty Investment Trust	1	82
Healthpeak OP, LLC	7	149
Host Hotels & Resorts, Inc.	7	95
Invitation Homes Inc.	6	199
Iron Mountain Incorporated	3	251
Kimco Realty OP, LLC	7	146
Mid-America Apartment Communities, Inc.	1	192
ProLogis Inc.	9	1,037
Public Storage Operating Company	2	478
Realty Income Corporation	9	499
Regency Centers Corporation	2	113
SBA Communications Corporation - Class A	1	230
Simon Property Group, Inc.	3	514
UDR, Inc.	3	139
Ventas, Inc.	4	298
VICI Properties Inc.	11	351
Welltower Inc.	6	932
Weyerhaeuser Company	7	218
		10,781
Materials 2.0%
Air Products and Chemicals, Inc.	2	649
Albemarle Corporation	1	79
Amcor Pty Ltd	15	147
Avery Dennison Corporation	1	145
Ball Corporation	3	159
CF Industries Holdings, Inc.	2	141
Corteva, Inc.	7	425
Dow Inc.	7	241
DuPont de Nemours, Inc.	4	311
Eastman Chemical Company	1	98
Ecolab Inc.	3	642
Freeport-McMoRan Inc.	14	541
International Flavors & Fragrances Inc.	3	198
International Paper Company	5	273
Linde Public Limited Company	5	2,221
LyondellBasell Industries N.V. - Class A	3	191
Martin Marietta Materials, Inc.	1	289
Mosaic Company, The	3	92
Newmont Corporation	11	551
Nucor Corporation	2	281
Packaging Corporation of America	1	172
PPG Industries, Inc.	2	251
Sherwin-Williams Company, The	2	816
Smurfit Westrock Public Limited Company	5	226
Steel Dynamics, Inc.	1	179
Vulcan Materials Company	1	312
		9,630
Total Common Stocks (cost $326,746)		476,111
INVESTMENT COMPANIES 1.8%
iShares Core S&P 500 ETF	15	8,665
Total Investment Companies (cost $8,800)		8,665
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (b) (d)	1,315	1,315
Total Short Term Investments (cost $1,315)		1,315
Total Investments 100.0% (cost $336,861)		486,091
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net (0.0)%		(112)
Total Net Assets 100.0%		485,987

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	553	—	1	3	—	52	604	0.1
JNL Government Money Market Fund, 4.20% - Class I	738	30,643	30,066	13	—	—	1,315	0.3
JNL Government Money Market Fund, 4.30% - Class SL	671	1,224	1,895	3	—	—	—	—
	1,962	31,867	31,962	19	—	52	1,919	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	June 2025	1,423	8	(10)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	476,111	—	—	476,111
Investment Companies	8,665	—	—	8,665
Short Term Investments	1,315	—	—	1,315
	486,091	—	—	486,091
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(10)	—	—	(10)
	(10)	—	—	(10)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 96.8%
United States of America 53.6%
Accenture Public Limited Company - Class A	1	345
AECOM	4	396
Apple Inc.	2	419
Arista Networks, Inc. (a)	3	268
Becton, Dickinson and Company	2	462
Broadcom Inc.	2	257
Bruker Corporation	3	124
Cadence Design Systems, Inc. (a)	2	392
Emerson Electric Co.	4	409
Fiserv, Inc. (a)	3	621
Flex Ltd. (a)	17	556
GE HealthCare Technologies Inc.	6	477
Hologic, Inc. (a)	4	259
Jefferies Financial Group Inc.	6	311
LPL Financial Holdings Inc.	1	418
Microsoft Corporation	2	758
Monolithic Power Systems, Inc.	—	277
NextEra Energy, Inc.	7	531
NVIDIA Corporation	3	318
Palo Alto Networks, Inc. (a)	2	281
Reinsurance Group of America, Incorporated	2	327
Rockwell Automation, Inc.	2	458
Salesforce, Inc.	2	485
Stryker Corporation	1	336
Tetra Tech, Inc.	11	323
Veralto Corporation	6	541
Visa Inc. - Class A	1	459
Waste Management, Inc.	2	498
		11,306
United Kingdom 8.1%
Experian PLC	8	350
Halma Public Limited Company	11	369
London Stock Exchange Group PLC	4	618
Relx PLC	7	367
		1,704
Switzerland 5.9%
Alcon AG	6	571
On Holding AG - Class A (a)	9	405
Partners Group Holding AG	—	275
		1,251
Canada 4.1%
Cameco Corporation	13	528
Groupe WSP Global Inc.	2	339
		867
Japan 4.1%
Keyence Corporation	1	408
Terumo Corporation	24	457
		865
Brazil 4.1%
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	27	490
NU Holdings Ltd. - Class A (a)	35	363
		853
Taiwan 2.8%
Taiwan Semiconductor Manufacturing Company Limited - ADR	4	592
Argentina 2.4%
MercadoLibre, Inc. (a)	—	507
Hong Kong 2.2%
AIA Group Limited	62	471
Netherlands 1.9%
NXP Semiconductors N.V.	2	404
Italy 1.7%
Prysmian S.p.A.	6	354
Jersey 1.6%
Aptiv PLC (a)	6	330
Germany 1.5%
SAP SE	1	322
India 1.1%
Apollo Hospitals Enterprise Limited	3	237
Ireland 1.0%
Icon Public Limited Company (a)	1	207
Norway 0.7%
TOMRA Systems ASA	11	150
Total Common Stocks (cost $20,109)		20,420
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	663	663
Total Short Term Investments (cost $663)		663
Total Investments 99.9% (cost $20,772)		21,083
Other Derivative Instruments 0.1%		29
Other Assets and Liabilities, Net (0.0)%		(5)
Total Net Assets 100.0%		21,107

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	328	2,996	2,661	4	—	—	663	3.1

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/09/25	AUD	552	345	5
BRL/USD	MSC	04/02/25	BRL	4,322	757	8
BRL/USD	SCB	04/02/25	BRL	407	71	1
CNY/USD	MSC	06/05/25	CNY	4,870	675	(1)
CNY/USD	MSC	06/05/25	CNY	442	61	—
EUR/USD	MSC	05/09/25	EUR	63	68	(1)
EUR/USD	MSC	05/09/25	EUR	1,165	1,262	35
GBP/USD	MSC	05/16/25	GBP	43	56	—
INR/USD	BOA	05/22/25	INR	6,723	78	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
INR/USD	MSC	05/22/25	INR	5,022	59	—
JPY/USD	MSC	04/24/25	JPY	41,899	280	1
KRW/USD	MSC	04/17/25	KRW	349,836	238	(1)
MXN/USD	MSC	04/09/25	MXN	867	42	—
NOK/USD	MSC	04/16/25	NOK	1,079	103	5
SEK/USD	MSC	04/16/25	SEK	1,710	170	17
SGD/USD	MSC	05/09/25	SGD	72	54	—
TWD/USD	CIT	05/23/25	TWD	1,810	55	—
USD/BRL	BOA	04/02/25	BRL	(3,836)	(672)	(11)
USD/BRL	MSC	04/02/25	BRL	(500)	(88)	(2)
USD/BRL	UBS	04/02/25	BRL	(393)	(69)	(1)
USD/BRL	MSC	05/05/25	BRL	(4,322)	(753)	(7)
USD/CAD	MSC	04/11/25	CAD	(260)	(181)	(3)
USD/CAD	MSC	04/11/25	CAD	(148)	(103)	—
USD/CHF	MSC	05/09/25	CHF	(689)	(782)	(5)
USD/CNY	MSC	06/05/25	CNY	(383)	(53)	—
USD/EUR	MSC	05/09/25	EUR	(163)	(176)	1
USD/GBP	MSC	05/16/25	GBP	(811)	(1,048)	1
USD/HKD	MSC	04/24/25	HKD	(3,175)	(408)	—
USD/JPY	MSC	04/24/25	JPY	(8,239)	(55)	1
USD/NOK	MSC	04/16/25	NOK	(2,583)	(246)	(18)
USD/TWD	BOA	05/23/25	TWD	(8,288)	(251)	3
ZAR/USD	MSC	04/10/25	ZAR	991	54	1
					(457)	29

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	15,471	4,949	—	20,420
Short Term Investments	663	—	—	663
	16,134	4,949	—	21,083
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	79	—	79
	—	79	—	79
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(50)	—	(50)
	—	(50)	—	(50)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 96.7%
Consumer Staples 16.4%
Altria Group, Inc.	30	1,820
Casey's General Stores, Inc.	2	935
Church & Dwight Co., Inc.	30	3,339
Coca-Cola Company, The	87	6,257
Coca-Cola Consolidated, Inc.	—	189
Colgate-Palmolive Company	58	5,417
Costco Wholesale Corporation	6	5,706
General Mills, Inc.	30	1,774
Hormel Foods Corporation	47	1,456
Kimberly-Clark Corporation	1	200
Kraft Heinz Company, The	24	720
Kroger Co., The	78	5,298
Mondelez International, Inc. - Class A	32	2,141
Monster Beverage 1990 Corporation (a)	81	4,715
PepsiCo, Inc.	31	4,612
Philip Morris International Inc.	45	7,189
Pilgrim's Pride Corporation (a)	15	812
Procter & Gamble Company, The	34	5,840
Seaboard Corporation	—	275
The Hershey Company	11	1,893
Walmart Inc.	61	5,382
		65,970
Health Care 15.8%
Abbott Laboratories	43	5,760
AbbVie Inc.	2	440
Becton, Dickinson and Company	4	924
Boston Scientific Corporation (a)	31	3,156
Cardinal Health, Inc.	16	2,215
Cencora, Inc.	14	3,966
Centene Corporation (a)	2	110
Chemed Corporation	2	1,035
Cigna Group, The	3	1,106
Danaher Corporation	16	3,369
Edwards Lifesciences Corporation (a)	8	552
Elevance Health, Inc.	4	1,911
Eli Lilly and Company	6	4,765
Hologic, Inc. (a)	3	178
Johnson & Johnson	37	6,098
McKesson Corporation	10	6,490
Medpace Holdings, Inc. (a)	3	830
Medtronic, Inc.	12	1,124
Merck & Co., Inc.	47	4,180
Neurocrine Biosciences, Inc. (a)	12	1,299
Regeneron Pharmaceuticals, Inc.	3	1,695
Stryker Corporation	2	573
Thermo Fisher Scientific Inc.	2	1,128
United Therapeutics Corporation (a)	10	2,983
UnitedHealth Group Incorporated	10	5,229
Veeva Systems Inc. - Class A (a)	3	782
Vertex Pharmaceuticals Incorporated (a)	3	1,288
Viking Therapeutics, Inc. (a) (b)	13	308
		63,494
Financials 14.4%
Allstate Corporation, The	7	1,506
Arch Capital Group Ltd.	38	3,698
CBOE Global Markets, Inc.	28	6,292
Chubb Limited	21	6,198
Cincinnati Financial Corporation	2	306
CME Group Inc. - Class A	25	6,511
Everest Group, Ltd.	7	2,508
Fiserv, Inc. (a)	8	1,861
Hartford Insurance Group, Inc., The	9	1,142
Intercontinental Exchange, Inc.	7	1,235
JPMorgan Chase & Co.	1	331
Loews Corporation	5	488
Marsh & Mclennan Companies, Inc.	2	456
MasterCard Incorporated - Class A	11	5,901
The Progressive Corporation	22	6,308
Travelers Companies, Inc., The	15	4,071
Visa Inc. - Class A	18	6,170
W. R. Berkley Corporation	12	874
White Mountains Insurance Group Ltd	1	1,916
		57,772
Information Technology 12.9%
Accenture Public Limited Company - Class A	11	3,320
Adobe Inc. (a)	1	382
Apple Inc.	26	5,687
AppLovin Corporation - Class A (a)	—	84
Arista Networks, Inc. (a)	26	2,027
Cisco Systems, Inc.	93	5,732
CrowdStrike Holdings, Inc. - Class A (a)	5	1,742
Datadog, Inc. - Class A (a)	1	83
Dolby Laboratories, Inc. - Class A	15	1,187
Fair Isaac Corporation (a)	1	1,558
Fortinet, Inc. (a)	19	1,818
International Business Machines Corporation	14	3,376
Intuit Inc.	2	1,167
Microsoft Corporation	7	2,801
Motorola Solutions, Inc.	6	2,636
Nutanix, Inc. - Class A (a)	5	339
NVIDIA Corporation	22	2,405
Palo Alto Networks, Inc. (a)	2	291
Roper Technologies, Inc.	9	5,141
ServiceNow, Inc. (a)	3	2,466
Teledyne Technologies Incorporated (a)	1	478
Tyler Technologies, Inc. (a)	4	2,399
Ubiquiti Inc.	1	440
Zoom Communications, Inc. - Class A (a)	57	4,177
		51,736
Industrials 12.8%
Automatic Data Processing, Inc.	19	5,845
Caci International Inc. - Class A (a)	7	2,610
Caterpillar Inc.	3	830
Cintas Corporation	10	2,086
Copart, Inc. (a)	52	2,922
Cummins Inc.	—	97
Deere & Company	1	656
FTI Consulting, Inc. (a)	16	2,559
General Dynamics Corporation	8	2,162
General Electric Company	25	4,962
Illinois Tool Works Inc.	5	1,364
Leidos Holdings, Inc.	7	890
Lockheed Martin Corporation	11	4,702
Northrop Grumman Corporation	6	2,885
Republic Services, Inc.	27	6,466
Rollins, Inc.	8	451
RTX Corporation	15	1,993
Verisk Analytics, Inc.	5	1,606
Waste Management, Inc.	27	6,196
Westinghouse Air Brake Technologies Corporation	1	137
		51,419
Communication Services 10.1%
Alphabet Inc. - Class A	28	4,323
AT&T Inc.	254	7,194
Electronic Arts Inc.	37	5,316
Fox Corporation - Class A	12	692
Meta Platforms, Inc. - Class A	9	5,222
Netflix, Inc. (a)	3	2,497
Spotify Technology S.A. (a)	11	5,965
The New York Times Company - Class A	8	403
T-Mobile US, Inc.	10	2,766
Verizon Communications Inc.	135	6,109
		40,487
Consumer Discretionary 8.2%
AutoZone, Inc. (a)	1	5,498
Booking Holdings Inc.	1	4,155
CAVA Group, Inc. (a)	3	299
Chipotle Mexican Grill, Inc. (a)	38	1,891
Deckers Outdoor Corporation (a)	14	1,518
Dillard's, Inc. - Class A (b)	—	86
DoorDash, Inc. - Class A (a)	2	405
Garmin Ltd.	10	2,129
McDonald's Corporation	19	6,095

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
O'Reilly Automotive, Inc. (a)	5	6,588
TJX Companies, Inc., The	22	2,724
Williams-Sonoma, Inc.	9	1,445
		32,833
Energy 4.5%
Chevron Corporation	17	2,919
ConocoPhillips	25	2,629
Coterra Energy Inc.	27	775
DT Midstream, Inc.	18	1,719
EOG Resources, Inc.	35	4,468
Exxon Mobil Corporation	24	2,870
Texas Pacific Land Corporation	2	2,643
		18,023
Materials 1.1%
Linde Public Limited Company	8	3,637
Packaging Corporation of America	4	727
		4,364
Utilities 0.5%
Duke Energy Corporation	16	2,009
Total Common Stocks (cost $302,037)		388,107
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	12,540	12,540
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	21	21
Total Short Term Investments (cost $12,561)		12,561
Total Investments 99.8% (cost $314,598)		400,668
Other Derivative Instruments 0.0%		66
Other Assets and Liabilities, Net 0.2%		739
Total Net Assets 100.0%		401,473

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	6,626	28,741	22,827	115	—	—	12,540	3.1
JNL Government Money Market Fund, 4.30% - Class SL	—	865	844	—	—	—	21	—
	6,626	29,606	23,671	115	—	—	12,561	3.1

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	35	June 2025	9,764	66	130

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	388,107	—	—	388,107
Short Term Investments	12,561	—	—	12,561
	400,668	—	—	400,668
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	130	—	—	130
	130	—	—	130

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 97.3%
China 14.7%
BYD Company Limited - Class H	578	29,372
Full Truck Alliance Co. Ltd. - Class A - ADR	315	4,018
Ganfeng Lithium Group Co., Ltd - Class H (a) (b)	742	2,015
Meituan - Class B (b) (c)	888	17,863
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (c)	207	24,536
Tencent Holdings Limited	170	10,922
WuXi Biologics (Cayman) Inc. (b) (c)	1,594	5,578
		94,304
Netherlands 9.3%
Adyen N.V. (b) (c)	19	28,907
ASML Holding N.V.	29	19,111
Exor Nederland N.V.	125	11,363
		59,381
Sweden 8.5%
Atlas Copco Aktiebolag - Class A	1,100	17,563
Kinnevik AB - Class B (c)	372	2,636
Spotify Technology S.A. (c)	62	33,892
		54,091
United States of America 7.6%
Block, Inc. - Class A (c)	40	2,168
Elastic N.V. (c)	119	10,596
Illumina, Inc. (c)	27	2,142
Microsoft Corporation	40	14,911
Moderna, Inc. (c)	158	4,478
NVIDIA Corporation	131	14,189
		48,484
Denmark 7.0%
Ambu A/S - Class B	344	5,930
DSV A/S	79	15,331
Genmab A/S (c)	26	4,994
Novo Nordisk A/S - Class B	141	9,782
Vestas Wind Systems A/S	445	6,129
Zealand Pharma A/S (c)	32	2,378
		44,544
Argentina 5.8%
MercadoLibre, Inc. (c)	19	37,377
Taiwan 4.9%
Taiwan Semiconductor Manufacturing Company Limited	1,124	31,578
France 4.1%
Hermes International	5	14,389
L'Oreal	29	10,597
Soitec (c)	25	1,328
		26,314
Italy 3.9%
Brunello Cucinelli S.p.A.	34	3,909
Ferrari N.V.	40	17,141
Prysmian S.p.A.	68	3,704
		24,754
Singapore 3.6%
Sea Limited - Class A - ADR (c)	178	23,205
Japan 3.3%
Advantest Corporation	262	11,472
DISCO Corporation	31	6,287
SBI Holdings, Inc. (a)	117	3,154
		20,913
South Korea 2.9%
Coupang, Inc. - Class A (c)	844	18,517
Switzerland 2.7%
Galderma Group AG	74	7,844
Temenos AG - Class N	48	3,753
VAT Group AG (b)	16	5,841
		17,438
Australia 2.7%
Atlassian Corporation - Class A (c)	29	6,052
WiseTech Global Limited	217	11,202
		17,254
Belgium 2.6%
argenx SE (c)	24	14,074
Umicore	268	2,791
		16,865
Canada 2.6%
Shopify Inc. - Class A (c)	175	16,723
United Kingdom 2.5%
Ocado Group PLC (c)	829	3,019
Wise PLC - Class A (c)	1,036	12,706
		15,725
Brazil 2.4%
NU Holdings Ltd. - Class A (c)	1,484	15,192
India 2.3%
HDFC Bank Limited	373	7,963
MakeMyTrip Limited (c)	68	6,684
		14,647
Hong Kong 1.5%
AIA Group Limited	1,296	9,855
Israel 1.3%
Mobileye Global Inc. - Class A (c)	145	2,080
Wix.Com Ltd. (c)	36	5,956
		8,036
Germany 0.8%
Delivery Hero SE (b) (c)	200	4,798
Jumia Technologies AG - ADR (c)	161	347
		5,145
Norway 0.3%
Autostore Holdings Ltd (b) (c)	2,067	1,829
Total Common Stocks (cost $662,018)		622,171
PREFERRED STOCKS 1.0%
Germany 1.0%
Sartorius Aktiengesellschaft	27	6,276
Total Preferred Stocks (cost $13,578)		6,276
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	11,462	11,462
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	3,197	3,197
Total Short Term Investments (cost $14,659)		14,659
Total Investments 100.6% (cost $690,255)		643,106
Other Assets and Liabilities, Net (0.6)%		(3,655)
Total Net Assets 100.0%		639,451

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Baillie Gifford International Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	15,457	86,484	90,479	127	—	—	11,462	1.8
JNL Government Money Market Fund, 4.30% - Class SL	—	6,243	3,046	8	—	—	3,197	0.5
	15,457	92,727	93,525	135	—	—	14,659	2.3

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/13/21	38,434	28,907	4.5
Autostore Holdings Ltd	10/17/22	3,929	1,829	0.3
Delivery Hero SE	04/13/21	21,142	4,798	0.8
Ganfeng Lithium Group Co., Ltd - Class H	11/22/22	4,879	2,015	0.3
Meituan - Class B	04/16/21	22,908	17,863	2.8
VAT Group AG	03/14/23	5,445	5,841	0.9
WuXi Biologics (Cayman) Inc.	06/21/21	14,738	5,578	0.9
		111,475	66,831	10.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks
China	28,554	65,750	—	94,304
Netherlands	—	59,381	—	59,381
Sweden	33,892	20,199	—	54,091
United States of America	48,484	—	—	48,484
Denmark	—	44,544	—	44,544
Argentina	37,377	—	—	37,377
Taiwan	—	31,578	—	31,578
France	—	26,314	—	26,314
Italy	—	24,754	—	24,754
Singapore	23,205	—	—	23,205
Japan	—	20,913	—	20,913
South Korea	18,517	—	—	18,517
Switzerland	—	17,438	—	17,438
Australia	6,052	11,202	—	17,254
Belgium	—	16,865	—	16,865
Canada	16,723	—	—	16,723
United Kingdom	—	15,725	—	15,725
Brazil	15,192	—	—	15,192
India	6,684	7,963	—	14,647
Hong Kong	—	9,855	—	9,855
Israel	8,036	—	—	8,036
Germany	347	4,798	—	5,145
Norway	—	1,829	—	1,829
Preferred Stocks	—	6,276	—	6,276
Short Term Investments	14,659	—	—	14,659
	257,722	385,384	—	643,106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 59.3%
Information Technology 13.3%
Accenture Public Limited Company - Class A	2	599
Adobe Inc. (a) (b)	35	13,598
Amphenol Corporation - Class A	9	594
ANSYS, Inc. (a)	11	3,350
Apple Inc. (b)	215	47,677
Applied Materials, Inc.	10	1,467
Arista Networks, Inc. (a)	25	1,917
Arm Holdings PLC - ADR (a) (c)	8	817
ASMedia Technology Inc.	7	376
ASML Holding N.V.	21	14,250
Atlassian Corporation - Class A (a)	4	782
Autodesk, Inc. (a)	24	6,373
Avaya Holdings Corp. (a)	—	1
Broadcom Inc.	76	12,646
Cadence Design Systems, Inc. (a)	12	2,996
Canon Inc.	16	491
Chicony Electronics Co., Ltd	20	105
CommScope Holding Company, Inc. (a)	96	510
Compal Electronics, Inc.	363	352
Confluent, Inc. - Class A (a)	247	5,789
Constellation Software Inc.	—	801
CrowdStrike Holdings, Inc. - Class A (a)	6	1,945
CyberArk Software Ltd. (a)	21	7,054
Dassault Systemes	39	1,492
Datadog, Inc. - Class A (a)	33	3,292
Dell Technologies Inc. - Class C	24	2,207
Elite Material Co., Ltd.	14	234
Elm Company	—	110
Entegris, Inc.	12	1,038
EPAM Systems, Inc. (a)	1	143
Fair Isaac Corporation (a)	1	1,324
FUJIFILM Holdings Corporation	80	1,532
Genius Electronic Optical Co., Ltd.	60	713
Global Unichip Corp.	16	517
Hewlett Packard Enterprise Company	21	318
HP, Inc.	115	3,189
Infosys Limited	20	361
Intuit Inc.	24	14,983
IREN Limited (a)	41	248
Jabil Inc.	9	1,194
Keyence Corporation	2	788
Lam Research Corporation	29	2,131
Lenovo Group Limited	120	162
Logitech International S.A. - Class N	16	1,351
Lookout, Inc. (d) (e)	21	14
Lookout, Inc. - Series F (d) (e)	284	383
Marvell Technology, Inc.	35	2,171
MediaTek Inc.	46	1,954
Micron Technology, Inc.	109	9,504
Microsoft Corporation	127	47,556
Monolithic Power Systems, Inc.	—	154
Murata Manufacturing Co., Ltd.	23	357
NetApp, Inc.	17	1,482
Nomura Research Institute, Ltd. (c)	7	238
Northern Data AG (a)	7	190
Nutanix, Inc. - Class A (a)	7	519
NVIDIA Corporation	412	44,638
NXP Semiconductors N.V.	5	969
Oracle Corporation	90	12,565
Palo Alto Networks, Inc. (a)	9	1,501
Qualcomm Incorporated	7	1,065
Quanta Computer Inc.	84	576
Rakus Co., Ltd.	24	323
Realtek Semiconductor Corporation	83	1,316
SailPoint, Inc. (a)	45	841
Salesforce, Inc.	43	11,410
Samsara Inc. - Class A (a)	14	526
Samsung Electronics Co., Ltd.	54	2,160
ServiceNow, Inc. (a)	1	650
ServiceTitan, Inc. - Class A (a) (c)	50	4,754
Shopify Inc. - Class A (a)	3	326
SK Hynix Inc.	4	490
Snowflake Inc. - Class A (a)	17	2,547
Socionext Inc. (c)	106	1,291
STMicroelectronics N.V.	50	1,090
Taiwan Semiconductor Manufacturing Company Limited - ADR	4	637
Taiwan Semiconductor Manufacturing Company Limited	521	14,637
Tata Consultancy Services Limited	24	1,015
Texas Instruments Incorporated	3	599
Tokyo Electron Limited	4	601
Trend Micro Incorporated	9	594
Veritas NewCo. (a) (d)	4	93
Veritas NewCo. (a) (d)	6	134
Xiaomi Corporation (a) (e)	68	432
		334,119
Financials 9.8%
Abu Dhabi Commercial Bank PJSC	28	83
Admiral Group PLC	25	911
Adyen N.V. (a) (e)	1	860
AIA Group Limited	472	3,588
Akbank Turk Anonim Sirketi - Class A	52	72
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana - GDR (e)	4	111
Al Rajhi Banking and Investment Corporation	15	419
Allianz SE	3	1,233
American Express Company	14	3,833
AON Public Limited Company - Class A	1	429
AXA	18	767
Axis Bank Limited	4	46
B3 S.A. - Brasil, Bolsa, Balcao	803	1,715
Banco Bilbao Vizcaya Argentaria, S.A.	256	3,490
Banco de Sabadell, S.A.	343	964
Banco do Brasil S.A	194	958
Bancolombia SA - ADR (c)	3	101
Bank of America Corporation	385	16,054
Bank of Nova Scotia, The	16	766
Bankinter Sociedad Anonima	86	952
BB Seguridade Participacoes S.A.	98	694
Berkshire Hathaway Inc. - Class B (a)	1	322
BNP Paribas	9	772
Bper Banca S.P.A.	158	1,243
CaixaBank, S.A. (c)	322	2,512
Capital One Financial Corporation	89	15,918
CIMB Group Holdings Berhad	40	63
Citigroup Inc.	201	14,251
Comerica Incorporated	2	111
COMMERZBANK Aktiengesellschaft	38	861
Corpay Inc (a)	2	845
Credicorp Ltd.	7	1,214
Dai-ichi Life Holdings, Inc.	137	1,050
Daiwa Securities Group Inc.	43	293
Discover Financial Services	10	1,790
DNB Bank ASA	45	1,188
Edenred	24	768
Erie Indemnity Company - Class A	1	347
Fifth Third Bancorp	17	658
Finecobank Banca Fineco S.P.A.	10	205
First Citizens BancShares, Inc. - Class A	—	623
First Horizon Corporation	11	205
FirstRand Limited	69	269
Flagstar Financial, Inc.	73	849
Global Payments Inc.	6	610
GMO Payment Gateway, Inc. (c)	9	501
Grupo Financiero Banorte, S.A.B. de C.V.	210	1,461
ICICI Bank Limited	3	53
ING Groep N.V.	75	1,476
Intesa Sanpaolo SPA	2,417	12,469
Invesco Ltd.	80	1,213
Japan Exchange Group, Inc.	45	468
Japan Post Bank Co., Ltd.	29	299
Joint Stock Company Kaspi.Kz - ADR (e)	3	244
JPMorgan Chase & Co.	62	15,115
KakaoBank Corp.	15	223
KB Financial Group Inc.	14	775

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
KBC Groep	7	599
KKR & Co. Inc. - Class A	71	8,233
Komercni banka, a.s. (f)	2	119
Kotak Mahindra Bank Limited	23	589
Lion Finance Group PLC	1	89
Lloyds Banking Group PLC	619	582
Macquarie Group Limited	4	513
MarketAxess Holdings Inc.	4	875
Marsh & Mclennan Companies, Inc.	79	19,224
MasterCard Incorporated - Class A	33	18,342
Metropolitan Bank & Trust Company	87	111
Mitsubishi UFJ Financial Group, Inc.	138	1,879
MONETA Money Bank, a.s. (e)	15	94
Morgan Stanley	20	2,279
MS&AD Insurance Group Holdings, Inc.	25	547
MSCI Inc. - Class A	5	3,003
NatWest Group PLC	211	1,244
Nomura Holdings, Inc.	66	407
Northern Trust Corporation	7	737
OTP Bank Nyrt.	5	310
Power Corporation of Canada (c)	58	2,053
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	7	143
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	67	978
PT. Bank Central Asia Tbk	216	111
PT. Bank Mandiri (Persero) Tbk.	731	228
PT. Bank Syariah Indonesia TBK	451	63
S&P Global Inc.	7	3,789
Sampo Oyj - Class A	25	239
Samsung Life Insurance Co., Ltd.	4	245
Saudi National Bank, The	6	60
State Street Corporation	27	2,431
Steadfast Group Ltd	95	346
Sumitomo Mitsui Financial Group, Inc.	52	1,341
Synchrony Financial	21	1,089
T. Rowe Price Group, Inc.	23	2,132
The PNC Financial Services Group, Inc.	20	3,524
The Progressive Corporation	55	15,479
Tokio Marine Holdings, Inc.	52	2,025
Turkiye Is Bankasi Anonim Sirketi - Class C	526	170
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	221	12,408
Visa Inc. - Class A	11	3,760
Wells Fargo & Company	209	14,981
		246,681
Consumer Discretionary 7.5%
Accor	94	4,317
Airbnb, Inc. - Class A (a)	9	1,038
Alibaba Group Holding Limited (e)	—	6
Alibaba Group Holding Limited - ADR	17	2,277
Amazon.com, Inc. (a) (b)	236	44,879
Bloomberry Resorts Corporation	448	23
Booking Holdings Inc.	1	2,626
BorgWarner Inc.	14	404
Boyd Gaming Corporation	6	375
BYD Company Limited - Class H	292	14,832
Caesars Entertainment, Inc. (a)	13	336
CarMax, Inc. (a)	19	1,474
Compass Group PLC	361	11,923
Coupang, Inc. - Class A (a)	3	73
D.R. Horton, Inc.	8	1,079
Deckers Outdoor Corporation (a)	7	822
DigiPlus Interactive Corp.	157	100
DK Crown Holdings Inc. - Class A (a)	49	1,617
DoorDash, Inc. - Class A (a)	10	1,795
Eicher Motors Limited	2	101
Evolution AB (publ) (e)	14	1,056
Fast Retailing Co., Ltd.	1	415
FDJ United (g)	4	130
Ferrari N.V.	6	2,436
Fiat Chrysler Automobiles N.V.	51	574
Fila Holdings Corp.	3	87
Flutter Entertainment Public Limited Company (a)	15	3,395
Flutter Entertainment Public Limited Company (a)	3	682
Garmin Ltd.	4	831
General Motors Company	53	2,504
Genius Sports Limited (a)	107	1,072
Golden Entertainment, Inc.	2	56
Great Wall Motor Company Limited - Class A	450	1,621
Great Wall Motor Company Limited - Class H	260	455
Greek Organisation of Football Prognostics S.A. - Class R	4	84
Haidilao International Holding Ltd. (e)	142	321
Hermes International	5	12,112
Hilton Worldwide Holdings Inc.	11	2,468
Home Depot, Inc., The	28	10,170
Industria de Diseno Textil, S.A.	18	879
Isetan Mitsukoshi Holdings Ltd. (c)	38	542
J.Front Retailing Co., Ltd.	23	286
Jawbone Inc. (d) (e)	98	—
JD.com, Inc. - Class A	29	604
KIA Corporation	10	635
Kingfisher PLC	134	440
Landsea Homes Corporation (a)	49	317
Lojas Renner S/A.	265	570
LPP Spolka Akcyjna	—	292
Lululemon Athletica Inc. (a)	5	1,545
LVMH Moet Hennessy Louis Vuitton	16	9,918
Magazine Luiza S.A.	195	346
Marriott International, Inc. - Class A	3	660
Mazda Motor Corporation (c)	65	411
MercadoLibre, Inc. (a)	2	3,158
MGM Resorts International (a)	11	339
Mr Price Group	30	363
NagaCorp Ltd. (a)	154	68
Nice One (a)	7	72
Nikon Corporation (c)	39	385
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	—	6
Prosus N.V. - Class N	22	1,007
PT. Mitra Adiperkasa Tbk	1,102	90
Rakuten Group, Inc. (a)	83	479
Royal Caribbean Cruises Ltd.	7	1,359
Societe d'exploitation Hoteliere	9	567
Suzuki Motor Corporation	95	1,168
Tesla Inc. (a)	32	8,170
TJX Companies, Inc., The	105	12,850
Toll Brothers, Inc.	39	4,131
Toyota Motor Corporation (c)	34	600
Trip.com Group Limited - ADR	—	3
Ulta Beauty, Inc. (a)	7	2,605
Wynn Macau, Limited (c)	805	576
Wynn Resorts, Limited	6	465
Yamaha Motor Co., Ltd.	91	727
		187,199
Industrials 7.1%
A.P. Moller - Maersk A/S - Class B (c)	—	250
ABB Ltd - Class N	20	1,017
Air Arabia PJSC	111	93
Airtac International Group	5	127
Aktiebolaget Volvo - Class B (c)	60	1,771
Alaska Air Group, Inc. (a)	15	761
Amentum Holdings, Inc. (a)	44	796
Athens International Airport SA	17	164
Atlas Copco Aktiebolag - Class A	43	687
Automatic Data Processing, Inc.	5	1,628
BAE Systems PLC	774	15,637
BELIMO Holding AG - Class N	1	456
Boeing Company, The (a)	63	10,799
Bouygues	23	906
Brambles Limited	25	313
Canadian National Railway Company	14	1,351
Carrier Global Corporation	10	636
Compagnie de Saint-Gobain	99	9,893
Contemporary Amperex Technology Co., Limited - Class A	114	3,967
CSX Corporation	37	1,084
Daikin Industries, Ltd.	24	2,586
Delta Air Lines, Inc.	81	3,532
DSV A/S	34	6,536

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Eaton Corporation Public Limited Company	12	3,299
EBARA Corporation	29	440
Eiffage	8	960
Evergreen Marine Corporation (Taiwan) Ltd.	76	508
Expeditors International of Washington, Inc. - Class A	12	1,425
Experian PLC	42	1,941
FANUC Corporation	18	492
Frontken Corporation Berhad	151	127
GE Vernova Inc.	1	364
Geberit AG - Class N	3	1,656
General Electric Company	6	1,252
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	6	173
GS Engineering & Construction Corp.	14	160
HD Hyundai Infracore Co., Ltd.	13	75
Hindustan Aeronautics Limited	7	363
Howmet Aerospace Inc.	14	1,810
Hyundai Mipo Dockyard Co., Ltd.	6	463
Ingersoll Rand Inc.	47	3,764
International Container Terminal Services, Inc.	15	95
Karman Holdings Inc. (a)	32	1,069
Kawasaki Kisen Kaisha, Ltd. (c)	64	876
Kingspan Group Public Limited Company	12	978
Kone Corporation - Class B	11	614
Kongsberg Gruppen ASA	6	830
Kuhne & Nagel International AG	6	1,285
Leidos Holdings, Inc.	5	682
Lockheed Martin Corporation	8	3,755
MISUMI Group Inc.	24	395
Mitsubishi Corporation	40	703
Mitsubishi Electric Corporation	93	1,722
Mitsui & Co., Ltd.	47	881
Mitsui O.S.K. Lines, Ltd. (c)	6	219
MTU Aero Engines AG - Class N	4	1,236
Nidec Corporation (c)	101	1,695
Nippon Yusen Kabushiki Kaisha	14	462
Northrop Grumman Corporation	1	628
Obayashi Corporation	15	204
Orient Overseas (International) Limited	25	371
Palladyne AI Corp. (a) (c)	1	8
Prysmian S.p.A.	42	2,278
PT. Astra International Tbk	595	177
RATIONAL Aktiengesellschaft	1	458
Relx PLC	262	13,145
Rheinmetall Aktiengesellschaft	—	3
Rockwell Automation, Inc.	1	320
Rolls-Royce Holdings PLC	234	2,278
RTX Corporation	2	255
Samsung C&T Corporation	4	324
Schneider Electric SE	2	348
Shimizu Corporation	48	426
Siemens Energy AG (a)	12	703
Sojitz Corporation (c)	20	451
StandardAero, Inc. (a)	68	1,809
Techtronic Industries Company Limited	17	204
Thomson Reuters Corporation	12	2,062
Toyota Tsusho Corporation	48	803
Trane Technologies Public Limited Company	35	11,698
TransDigm Group Incorporated	11	15,054
Transurban Holdings Limited	71	601
Uber Technologies, Inc. (a)	61	4,447
Union Pacific Corporation	50	11,877
United Airlines Holdings, Inc. (a)	5	323
Vertiv Holdings Co - Class A	13	936
Vestas Wind Systems A/S	83	1,148
Wan Hai Lines Ltd.	100	238
Weichai Power Co., Ltd. - Class H	331	697
Wizz Air Holdings PLC (a) (c) (e)	8	153
Yang Ming Marine Transport Corporation	434	982
		177,168
Health Care 6.7%
AbbVie Inc.	8	1,761
Agilent Technologies, Inc.	2	266
Alcon AG	11	1,064
Amgen Inc.	1	289
argenx SE (a)	1	720
Asahi Intecc Co., Ltd.	29	471
Boston Scientific Corporation (a)	124	12,474
Chugai Pharmaceutical Co., Ltd.	10	447
CSL Limited	4	701
Daiichi Sankyo Company, Limited	111	2,624
Danaher Corporation	14	2,925
DexCom, Inc. (a)	18	1,225
Elevance Health, Inc.	2	830
Eli Lilly and Company	29	24,300
EssilorLuxottica	32	9,225
Fresenius Medical Care AG	5	268
Galderma Group AG	53	5,600
GE HealthCare Technologies Inc.	20	1,583
Genmab A/S (a)	2	430
Gilead Sciences, Inc.	4	456
Grand Round, Inc. (d) (e)	644	483
GSK PLC	74	1,407
Hoya Corporation	7	745
IDEXX Laboratories, Inc. (a)	3	1,253
Intuitive Surgical, Inc. (a)	26	12,768
Kyowa Kirin Co., Ltd.	10	148
Masimo Corporation (a)	21	3,525
McKesson Corporation	17	11,197
Medtronic, Inc.	85	7,621
Merck & Co., Inc.	73	6,508
MERCK Kommanditgesellschaft auf Aktien	7	944
Mettler-Toledo International Inc. (a)	1	792
NMC Health PLC (d)	162	—
Novo Nordisk A/S - Class B	120	8,346
Regeneron Pharmaceuticals, Inc.	—	74
ResMed Inc.	4	919
Sanofi	67	7,391
Santen Pharmaceutical Co., Ltd.	31	297
Stryker Corporation	35	13,035
Thermo Fisher Scientific Inc.	7	3,511
UCB	3	566
UnitedHealth Group Incorporated (h)	26	13,367
Universal Health Services, Inc. - Class B	6	1,084
Vertex Pharmaceuticals Incorporated (a)	3	1,214
Zoetis Inc. - Class A	15	2,502
		167,356
Communication Services 5.8%
Alphabet Inc. - Class C (h)	249	38,906
Altice USA, Inc. - Class A (a)	146	387
AMC Networks, Inc. - Class A (a)	15	100
Auto Trader Group PLC	64	623
Baidu, Inc. - Class A - ADR (a) (c)	4	347
Cellnex Telecom, S.A. (e)	160	5,681
China Tower Corporation Limited - Class H	156	210
Comcast Corporation - Class A	14	502
Electronic Arts Inc.	11	1,552
Elisa Oyj	9	447
Etihad Etisalat Company	16	256
Fox Corporation - Class A	25	1,429
Kakaku.com, Inc. (c)	19	267
KDDI Corporation (c)	30	478
Koninklijke KPN N.V.	355	1,502
Krafton, Inc. (a)	3	633
Liberty Media Corporation - Series C (a)	6	376
Lions Gate Entertainment Corp. - Class A (a) (c)	52	462
Lions Gate Entertainment Corp. - Class B (a)	13	106
Lionsgate Studios Corp. (a) (c)	44	328
Live Nation Entertainment, Inc. (a)	62	8,110
Lumen Technologies, Inc. (a)	115	449
LY Corporation (c)	213	722
Match Group, Inc.	33	1,031
Meta Platforms, Inc. - Class A	56	32,217
NAVER Corporation	4	540
NetEase, Inc.	88	1,796
Netflix, Inc. (a)	14	12,870
NEXON Co., Ltd.	58	790
Omnicom Group Inc.	10	836

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Orange	78	1,014
Paramount Global - Class B	14	172
PT. Telekomunikasi Indonesia (Persero) Tbk	1,220	177
Sea Limited - Class A - ADR (a)	6	739
Spotify Technology S.A. (a)	4	2,383
Take-Two Interactive Software, Inc. (a)	6	1,275
Telenor ASA	40	571
Tencent Holdings Limited	102	6,527
T-Mobile US, Inc.	8	2,239
True Corporation Public Company Limited (a)	316	109
Verizon Communications Inc.	91	4,128
Vivendi SE	123	368
Walt Disney Company, The	106	10,472
Warner Bros. Discovery, Inc. - Series A (a)	37	401
		144,528
Energy 3.1%
BP P.L.C.	115	649
Cameco Corporation	143	5,898
Canadian Natural Resources Limited	31	951
Cenovus Energy Inc.	68	946
Cheniere Energy, Inc.	9	1,997
Chevron Corporation	48	7,980
ConocoPhillips	20	2,096
Coterra Energy Inc.	23	660
Enterprise Products Partners L.P.	23	778
EOG Resources, Inc.	19	2,387
EQT Corporation	109	5,829
Equinor ASA	45	1,191
Flowco Holdings Inc. - Class A (a)	49	1,259
Hess Corporation	27	4,240
Hindustan Petroleum Corporation Limited	10	44
Kinder Morgan, Inc.	41	1,164
Koninklijke Vopak N.V.	5	207
Marathon Petroleum Corporation	4	576
Repsol SA	48	636
Santos Limited	124	518
Shell PLC - Class A	446	16,377
Solaris Energy Infrastructure, Inc. - Class A	95	2,064
Suncor Energy Inc. (c)	111	4,286
TC Energy Corporation (c)	51	2,392
Tenaris S.A.	39	770
Valero Energy Corporation	53	6,960
Venture Global, Inc. - Class A (c)	18	189
Viper Energy, Inc. - Class A	18	804
Williams Companies, Inc., The	75	4,459
		78,307
Consumer Staples 2.4%
Abdullah Al-Othaim Markets Company	46	121
Alimentation Couche-Tard Inc.	2	90
Altria Group, Inc.	44	2,668
Anheuser-Busch InBev	5	303
British American Tobacco P.L.C.	56	2,299
Brown-Forman Corporation - Class B	8	281
Carlsberg A/S - Class B	4	493
Carrefour	59	838
Colgate-Palmolive Company	8	713
Costco Wholesale Corporation	22	21,240
CP ALL Public Company Limited	127	186
Eastroc Beverage(Group) Co., Ltd. - Class A	24	832
Hormel Foods Corporation	14	442
ITO EN, LTD.	—	1
J Sainsbury PLC	287	874
Jeronimo Martins, SGPS, S.A.	7	141
KT&G Corporation	5	369
L'Oreal	2	589
Marks and Spencer Group P.L.C.	161	743
Molson Coors Beverage Company - Class B	15	899
Nestle S.A. - Class N	4	444
Nongfu Spring Co., Ltd. - Class H (e)	166	721
PepsiCo, Inc.	16	2,341
Procter & Gamble Company, The	13	2,285
Rohto Pharmaceutical Co., Ltd.	21	307
The Clorox Company	6	923
Unicharm Corporation	100	796
Wal - Mart de Mexico, S.A.B. de C.V.	148	411
Walmart Inc. (h)	199	17,439
Woolworths Group Limited	67	1,250
		61,039
Materials 1.8%
Agnico Eagle Mines Limited	8	846
Air Products and Chemicals, Inc.	15	4,381
Algoma Steel Group Inc.	88	477
Amcor Pty Ltd (c)	152	1,472
Barrick Gold Corporation	30	575
BHP Group Limited	87	2,084
Boliden AB	18	585
Borouge PLC	167	111
CEMEX S.A.B. de C.V. - Series A	1,153	647
CRH Public Limited Company	109	9,625
DuPont de Nemours, Inc.	4	334
Eldorado Gold Corporation (a)	11	180
Evonik Industries AG	40	868
FMC Corporation	4	180
Fortescue Ltd	69	664
Franco-Nevada Corporation	9	1,400
Freeport-McMoRan Inc.	171	6,484
Glencore PLC	815	2,974
Harmony Gold Mining Company	55	804
Heidelberg Materials AG	4	637
Holcim AG	11	1,168
James Hardie Industries Public Limited Company - CHESS	24	577
Kansai Paint Co., Ltd.	18	255
Kumba Iron Ore Ltd (e)	9	160
Kuraray Co., Ltd.	31	387
Mitsubishi Chemical Group Corporation	121	600
Nippon Paint Holdings Co., Ltd.	92	690
Nissan Chemical Corporation	16	462
Novozymes A/S - Class B	6	371
Nucor Corporation	6	677
Quintis Limited (d) (e)	3,771	—
Rio Tinto Limited	5	358
Saudi Basic Industries Corporation	5	82
SSAB AB - Class A	32	199
SSAB AB - Class B	62	375
Syensqo	—	10
Symrise AG	10	1,022
United States Steel Corporation (h)	58	2,440
Yanbu National Petrochemical Company	9	79
		45,240
Utilities 1.6%
American Water Works Company, Inc.	2	346
Consolidated Edison, Inc.	14	1,587
Edison International	13	757
Eversource Energy	15	934
GAIL (India) Limited	33	70
JSW Energy Limited	6	36
National Grid PLC	1,075	14,023
NextEra Energy, Inc.	159	11,240
NRG Energy, Inc.	15	1,408
RWE Aktiengesellschaft	71	2,551
The AES Corporation (b)	90	1,122
Vistra Corp.	63	7,383
		41,457
Real Estate 0.2%
Aldar Properties - P J S C	53	121
Ayala Land Inc.	270	109
Digital Realty Trust, Inc.	3	444
Emaar Development LLC	22	73
Emaar Properties (P.J.S.C)	108	393
Healthpeak OP, LLC	72	1,457
ProLogis Inc.	4	488
PT. Ciputra Development	2,295	104
UOL Group Limited	31	137
Ventas, Inc.	10	709
		4,035
Total Common Stocks (cost $1,448,962)		1,487,129

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 10.8%
Financials 2.0%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (e) (i)	200	217
Adler Financing S.a r.l.
8.25%, 12/31/28, EUR (j)	639	706
AIA Group Limited
5.40%, 09/30/54 (e)	300	282
AIB Group Public Limited Company
6.00%, (100, 07/14/31), EUR (e) (i)	450	473
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (g)	400	402
7.00%, 01/15/31 (g)	300	301
6.50%, 10/01/31 (g)	100	98
Ardonagh Finco Ltd.
6.88%, 02/15/31, EUR (g)	1,676	1,848
Axis Bank Limited
4.10%, (100, 09/08/26) (e) (i)	300	290
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (e) (i)	400	448
7.75%, (100, 01/14/32) (i) (k)	600	586
8.38%, (100, 06/21/28), EUR (e) (i)	200	237
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (g) (i)	200	193
Banco Santander, S.A.
3.13%, 10/06/26, GBP (e)	500	639
Bank of America Corporation
1.95%, 10/27/26, EUR (e)	556	598
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (e) (i)	429	466
Bank of New York Mellon Corporation, The
6.30%, (100, 03/20/30) (c) (i)	73	75
Bankinter Sociedad Anonima
7.38%, (100, 08/15/28), EUR (e) (i)	400	453
Barclays PLC
4.38%, (100, 03/15/28) (i) (k)	214	193
7.63%, (100, 03/15/35) (i) (k)	200	195
3.00%, 05/08/26, GBP (e)	100	126
3.25%, 02/12/27, GBP (e)	100	125
BNP Paribas
4.63%, (100, 01/12/27) (g) (i)	214	205
3.38%, 01/23/26, GBP (e) (k)	100	128
1.88%, 12/14/27, GBP (e) (k)	100	119
Bper Banca S.P.A.
6.50%, (100, 03/20/30), EUR (c) (e) (i)	200	220
Bracken Midco1 PLC
6.75%, 11/01/27, GBP (e) (j)	183	232
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (e) (i) (k)	400	442
6.25%, (100, 07/24/32), EUR (e) (i)	200	215
Citigroup Inc.
6.95%, (100, 02/15/30) (i)	76	76
1.25%, 07/06/26, EUR (e)	555	598
1.75%, 10/23/26, GBP	200	246
COMMERZBANK Aktiengesellschaft
4.25%, (100, 10/09/27), EUR (e) (i)	200	207
6.50%, (100, 10/09/29), EUR (e) (i)	600	670
7.88%, (100, 07/02/29), EUR (e) (i)	400	469
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (e)	100	121
Corporacion Financiera de Desarrollo S.A.
4.75%, 07/15/25 (e)	344	344
Credit Agricole SA
5.88%, EUR (e) (i) (k)	200	208
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (e) (i)	400	414
4.63%, (100, 10/30/27), EUR (e) (i)	1,000	1,015
7.13%, EUR (e) (i)	200	212
Dynamo NewCo II GmbH
6.25%, 10/15/31, EUR (e)	185	204
Eurobank Ergasias Services And Holdings S.A
4.00%, 02/07/36, EUR (e)	421	436
Far East Horizon Limited
6.00%, 10/01/28 (e)	250	248
Fidelity National Information Services, Inc.
1.50%, 05/21/27, EUR (e)	579	609
First Citizens BancShares, Inc.
6.25%, 03/12/40	2,373	2,340
Focus Financial Partners, LLC
6.75%, 09/15/31 (g)	100	99
Freedom Mortgage Corporation
6.63%, 01/15/27 (g)	100	100
12.00%, 10/01/28 (g)	200	215
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (g)	165	167
9.13%, 05/15/31 (g)	100	101
FWD Group Investments Limited
8.40%, 04/05/29 (e)	2,094	2,180
General Motors Financial Company, Inc.
4.30%, 02/15/29, EUR (e)	374	416
Global Payments Inc.
4.88%, 03/17/31, EUR	269	303
Goldman Sachs Group, Inc., The
0.25%, 01/26/28, EUR (e)	634	640
7.25%, 04/10/28, GBP	137	188
0.88%, 05/09/29, EUR (e)	588	581
GS Finance Corp.
8.75%, 02/14/30 (l)	4,390	4,491
Home Point Capital Inc.
5.00%, 02/01/26 (g)	141	140
HSBC Holdings PLC
4.75%, (100, 07/04/29), EUR (e) (i) (k)	452	475
6.95%, (100, 08/27/31) (i) (k)	68	68
1.75%, 07/24/27, GBP (k)	100	124
HUB International Limited
7.25%, 06/15/30 (g)	100	103
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (k)	400	366
7.25%, (100, 11/16/34) (e) (i)	450	455
3.00%, 02/18/26, GBP (e) (k)	100	127
Intesa Sanpaolo SPA
8.51%, 09/20/32, GBP (e)	239	347
Jefferies Finance LLC
5.00%, 08/15/28 (g)	200	188
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (i)	69	71
0.99%, 04/28/26, GBP (e)	345	444
1.09%, 03/11/27, EUR (e)	578	615
3.67%, 06/06/28, EUR (e)	493	542
Julius Bar Gruppe AG
6.63%, (100, 08/15/29), EUR (e) (i)	200	221
Kane Bidco Limited
6.50%, 02/15/27, GBP (g)	991	1,272
KASIKORNBANK Public Company Limited
3.34%, 10/02/31 (e)	300	291
KBC Groep
1.25%, 09/21/27, GBP (e) (k)	100	122
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (g)	291	312
Lloyds Banking Group PLC
7.50%, (100, 06/27/30), GBP (i)	200	251
Morgan Stanley
1.34%, 10/23/26, EUR	705	757
4.66%, 03/02/29, EUR	471	532
Muangthai Capital Public Company Limited
6.88%, 09/30/28 (e)	300	302
Muthoot Finance Limited
6.38%, 04/23/29 (e)	200	197
Nasdaq, Inc.
4.50%, 02/15/32, EUR	390	444
National Bank of Greece SA
5.88%, 06/28/35, EUR (e)	361	411
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	100	100
5.75%, 11/15/31 (g)	226	226
Nationwide Building Society
5.75%, (100, 06/20/27), GBP (e) (i) (k)	215	270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
7.50%, (100, 12/20/30), GBP (e) (i)	567	725
NatWest Group PLC
7.50%, GBP (i) (k)	225	282
2.88%, 09/19/26, GBP (k)	100	128
3.13%, 03/28/27, GBP (e)	100	127
Nexi Spa
0.00%, 02/24/28, EUR (e) (k) (m)	500	489
NN Group N.V.
5.75%, (100, 09/11/34), EUR (e) (i)	275	287
OneMain Finance Corporation
7.13%, 11/15/31	110	111
Panther Escrow Issuer LLC
7.13%, 06/01/31 (g)	300	305
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (g)	200	209
Progroup AG
5.13%, 04/15/29, EUR	224	238
5.38%, 04/15/31, EUR (g)	288	301
PT. Bank Negara Indonesia (Persero), Tbk.
4.30%, (100, 03/24/27) (e) (i)	300	284
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	100	96
3.63%, 03/01/29 (g)	100	92
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (e)	100	128
Societe Generale
8.13%, (100, 11/21/29) (g) (i) (k)	427	425
Starwood Property Trust, Inc.
7.25%, 04/01/29 (g)	100	103
Stena International S.A.
7.25%, 01/15/31 (e)	1,417	1,416
Sumitomo Mitsui Financial Group, Inc.
6.45%, (100, 06/05/35) (i)	482	473
Swedbank AB
1.38%, 12/08/27, GBP (e) (k)	100	122
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	1,202	1,173
Toronto-Dominion Bank, The
2.88%, 04/05/27, GBP (e) (k)	100	124
UBS Group AG
6.85%, (100, 09/10/29) (g) (i) (k)	725	720
7.00%, (100, 02/10/30) (g) (i) (k)	200	197
7.13%, (100, 08/10/34) (g) (i) (k)	200	197
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.86%, 06/19/32 (g)	200	201
UnipolSai Assicurazioni S.p.A.
4.90%, 05/23/34, EUR (e)	200	221
United Wholesale Mortgage, LLC
5.50%, 04/15/29 (g)	75	72
UWM Holdings Corporation
6.63%, 02/01/30 (g)	402	398
VistaJet Group Holding SA
9.50%, 06/01/28 (g)	100	99
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (g)	100	98
6.38%, 02/01/30 (g)	100	88
Wells Fargo & Company
1.38%, 10/26/26, EUR (e)	578	613
1.50%, 05/24/27, EUR (e)	882	929
0.63%, 03/25/30, EUR (e)	581	550
Worldline
0.00%, 07/30/26, EUR (e) (k) (m)	761	801
		51,005
Communication Services 1.8%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (g)	100	95
Altice France
3.38%, 01/15/28, EUR (e)	138	118
4.13%, 01/15/29, EUR (e)	118	101
4.25%, 10/15/29, EUR (e)	117	101
AMC Networks, Inc.
10.25%, 01/15/29 (g)	789	818
4.25%, 02/15/29	1,004	753
4.25%, 02/15/29 (g) (k)	417	367
AT&T Inc.
2.90%, 12/04/26, GBP	245	306
5.50%, 03/15/27, GBP (e)	150	196
British Telecommunications Public Limited Company
4.88%, 11/23/81 (g)	463	423
CCO Holdings, LLC
4.75%, 03/01/30 - 02/01/32 (g)	388	352
4.25%, 02/01/31 (g)	200	177
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (e) (k)	1,300	1,235
CK Hutchison Group Telecom Finance S.A.
2.63%, 10/17/34, GBP (e)	279	259
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	100	97
9.00%, 09/15/28 (g)	100	103
7.88%, 04/01/30 (g)	106	104
Comcast Corporation
0.25%, 09/14/29, EUR	326	312
CommScope, LLC.
9.50%, 12/15/31 (g)	185	190
Connect Finco SARL
9.00%, 09/15/29 (g)	746	681
Consolidated Communications, Inc.
6.50%, 10/01/28 (g)	600	581
CSC Holdings, LLC
5.50%, 04/15/27 (g)	856	792
11.25%, 05/15/28 (g)	200	194
11.75%, 01/31/29 (g)	491	476
DISH Network Corporation
0.00%, 12/15/25 (k) (m)	917	832
3.38%, 08/15/26 (k)	258	216
Engineering - Ingegneria Informatica - S.P.A.
8.63%, 02/15/30, EUR (e)	215	238
Eutelsat SA
2.25%, 07/13/27, EUR (e)	200	195
1.50%, 10/13/28, EUR (e)	200	168
Frontier Communications Holdings, LLC
5.88%, 11/01/29	60	60
6.00%, 01/15/30 (g)	60	60
8.75%, 05/15/30 (g)	1,777	1,872
8.63%, 03/15/31 (g)	1,100	1,172
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	1,600	1,600
5.00%, 05/01/28 (g)	200	198
6.75%, 05/01/29 (g)	450	452
Frontier Florida LLC
6.86%, 02/01/28	1,259	1,297
Frontier North Inc.
6.73%, 02/15/28	175	179
Global Switch Finance B.V.
1.38%, 10/07/30, EUR (e)	342	346
Go Daddy Operating Company, LLC
3.50%, 03/01/29 (g)	100	93
Iliad Holding
5.63%, 10/15/28, EUR (e)	1,893	2,077
8.50%, 04/15/31 (g)	353	370
7.00%, 04/15/32 (g)	600	602
Informa Jersey Limited
3.13%, 07/05/26, GBP (e) (n)	100	126
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (g)	700	651
Kaixo Bondco Telecom SA.
5.13%, 09/30/29, EUR (e)	273	296
Kenbourne Invest S.A.
0.00%, 04/03/25 (a) (g) (o)	278	91
Level 3 Financing, Inc.
10.50%, 04/15/29 (g)	700	775
10.00%, 10/15/32 (g)	888	887
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (g)	700	683
Match Group Holdings II, LLC
4.63%, 06/01/28 (g)	100	96

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Matterhorn Telecom S.A.
3.13%, 09/15/26, EUR (e)	1,972	2,112
MVC Acquisition Corp.
5.75%, 08/01/28 (g)	200	195
Netflix, Inc.
3.63%, 05/15/27, EUR (e)	1,048	1,156
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	100	99
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	262	245
Outfront Media Capital Corporation
5.00%, 08/15/27 (g)	100	98
4.25%, 01/15/29 (g)	100	93
4.63%, 03/15/30 (c) (g)	275	251
Paramount Global
7.88%, 07/30/30	803	883
Sirius XM Radio Inc.
3.13%, 09/01/26 (g)	100	97
4.00%, 07/15/28 (g)	200	186
3.88%, 09/01/31 (c) (g)	100	86
Snap Inc.
6.88%, 03/01/33 (g)	300	300
SoftBank Group Corp
6.88%, (100, 07/19/27) (e) (i)	300	297
5.38%, 01/08/29, EUR (e)	881	967
5.75%, 07/08/32, EUR (e)	771	846
Summer (BC) Holdco B S.a r.l.
5.88%, 02/15/30, EUR (e)	153	162
6.79%, (3 Month EURIBOR + 4.25%), 02/15/30, EUR (e) (l)	199	215
Sunrise FinCo I B.V.
4.88%, 07/15/31 (g)	950	864
Sunrise HoldCo IV B.V.
5.50%, 01/15/28 (g)	200	197
TEGNA Inc.
4.63%, 03/15/28	100	95
5.00%, 09/15/29	100	93
Tele Columbus AG
0.00%, 03/19/29, EUR (a) (e) (j) (o)	706	623
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (e)	267	346
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (g)	1,000	968
United Group B.V.
6.81%, (3 Month EURIBOR + 4.25%), 02/15/31, EUR (g) (l)	642	694
6.50%, 10/31/31, EUR (e)	155	168
Verizon Communications Inc.
1.13%, 11/03/28, GBP	100	113
4.25%, 10/31/30, EUR	506	573
VFU Funding PLC
9.62%, 02/11/27 (e) (l) (p)	161	158
Virgin Media Secured Finance PLC
4.25%, 01/15/30, GBP (e)	782	876
4.13%, 08/15/30, GBP (e)	956	1,053
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	1,528	1,822
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	1,001	1,093
4.75%, 07/15/31 (g)	263	229
Vodafone Group Public Limited Company
4.13%, 06/04/81	88	78
8.00%, 08/30/86, GBP (e)	228	314
VZ Secured Financing B.V.
5.00%, 01/15/32 (g)	700	608
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (e)	950	916
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	142	130
Zegona Finance PLC
6.75%, 07/15/29, EUR (e)	573	655
Ziggo Bond Company B.V.
6.13%, 11/15/32, EUR (e)	170	174
		45,591
Consumer Discretionary 1.8%
Adient Global Holdings Ltd
8.25%, 04/15/31 (g)	254	246
Adler Pelzer Holding Gmbh
9.50%, 04/01/27, EUR	276	284
Affinity Interactive
6.88%, 12/15/27 (g)	285	218
Afflelou
6.00%, 07/25/29, EUR	430	479
Alibaba Group Holding Limited
0.50%, 06/01/31 (g) (k)	697	992
Allison Transmission, Inc.
4.75%, 10/01/27 (g)	100	98
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (e)	640	727
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	337	290
Aramark Services, Inc.
5.00%, 02/01/28 (g)	100	98
Asbury Automotive Group, Inc.
5.00%, 02/15/32 (g)	100	91
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (g)	654	593
10.38%, 03/31/29, GBP (e)	611	729
Bath & Body Works, Inc.
6.63%, 10/01/30 (c) (g)	100	101
Bertrand Franchise Finance
6.49%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (e) (l)	464	502
Boyd Gaming Corporation
4.75%, 12/01/27	114	112
4.75%, 06/15/31 (g)	261	241
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (g)	100	99
4.88%, 02/15/30 (g)	360	315
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (e)	363	392
6.93%, (3 Month EURIBOR + 4.25%), 09/30/31, EUR (e) (l)	355	383
Caesars Entertainment, Inc.
6.50%, 02/15/32 (g)	100	100
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (e)	122	161
Chile NewCo
5.00%, 01/31/32 (d)	254	254
Churchill Downs Incorporated
6.75%, 05/01/31 (g)	200	202
Cinemark USA, Inc.
7.00%, 08/01/32 (g)	261	264
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (e)	637	719
Clarios Global LP
6.25%, 05/15/26 (g)	88	88
6.75%, 05/15/28 - 02/15/30 (g)	664	673
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	476	554
Deuce Finco PLC
5.50%, 06/15/27, GBP (e)	1,006	1,275
5.50%, 06/15/27, GBP (g)	971	1,230
Duomo Bidco S.P.A.
6.91%, (3 Month EURIBOR + 4.13%), 07/15/31, EUR (e) (l)	441	479
EG Global Finance PLC
12.00%, 11/30/28 (g)	654	725
Eldorado Resorts, Inc.
8.13%, 07/01/27 (g)	152	153
Elior Group
5.63%, 03/15/30, EUR (e)	169	182
Fertitta Entertainment LLC
4.63%, 01/15/29 (g)	300	277
Forvia
2.75%, 02/15/27, EUR (e) (p)	1,929	2,018
Fressnapf Holding SE
5.25%, 10/31/31, EUR (e)	209	227

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Full House Resorts, Inc.
8.25%, 02/15/28 (g)	46	45
Global Auto Holdings PLC
11.50%, 08/15/29 (g)	200	196
Goldstory
6.61%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (g) (l)	602	654
6.75%, 02/01/30, EUR (g)	669	744
Hanesbrands Inc.
9.00%, 02/15/31 (g)	200	211
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (g)	200	187
4.88%, 07/01/31 (g)	116	102
Hyundai Capital America
5.69%, (SOFR + 1.35%), 03/27/30 (e) (l)	300	298
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (e) (j)	654	737
7.00%, 11/15/31, EUR (e) (j)	394	436
Kohl's Corporation
4.63%, 05/01/31 (n) (p)	100	70
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (g)	300	281
LG Electronics Inc.
5.63%, 04/24/27 (g)	232	236
LGI Homes, Inc.
7.00%, 11/15/32 (g)	592	560
Light and Wonder International, Inc.
7.25%, 11/15/29 (g)	229	233
7.50%, 09/01/31 (g)	200	205
Lions Gate Capital Holdings 1, Inc.
5.50%, 04/15/29 (g)	2,662	2,466
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (g)	132	107
Lithia Motors, Inc.
3.88%, 06/01/29 (g)	100	92
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (e)	137	152
5.74%, (3 Month EURIBOR + 3.25%), 06/01/31, EUR (e) (l)	207	225
Macy's Retail Holdings, LLC
6.13%, 03/15/32 (g)	100	92
Magnum Management Corporation
5.38%, 04/15/27	100	99
MAHLE GmbH
6.50%, 05/02/31, EUR	767	817
MCE Finance Limited
5.63%, 07/17/27 (g)	200	196
MGM China Holdings Limited
4.75%, 02/01/27 (g)	200	196
MGM Resorts International
4.75%, 10/15/28	100	96
6.50%, 04/15/32	80	78
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (e)	294	315
Murphy Oil USA, Inc.
3.75%, 02/15/31 (g)	100	89
NCL Corporation Ltd.
6.75%, 02/01/32 (g)	600	593
Newell Brands Inc.
5.70%, 04/01/26 (n) (p)	64	64
6.38%, 09/15/27	100	101
Pinewood Finco PLC
6.00%, 03/27/30, GBP (g)	1,024	1,301
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (e)	273	372
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (g)	100	74
5.88%, 09/01/31 (g)	100	66
PrestigeBidCo GmbH
6.54%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (e) (l)	358	388
Punch Finance PLC
6.13%, 06/30/26, GBP (e)	1,136	1,458
Rakuten Group, Inc.
8.13%, (100, 12/15/29) (g) (i)	500	494
RCI Banque
5.50%, 10/09/34, EUR	600	674
4.75%, 03/24/37, EUR (e)	200	215
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (g)	100	96
4.00%, 10/15/30 (g)	200	181
Sabre GLBL Inc.
8.63%, 06/01/27 (c) (g)	871	862
10.75%, 11/15/29 (g)	1,663	1,677
Sands China Ltd.
4.38%, 06/18/30 (n) (p)	300	283
Schaeffler AG
4.25%, 04/01/28, EUR (e)	200	216
5.38%, 04/01/31, EUR (e)	100	107
Service Corporation International
4.00%, 05/15/31 (c)	100	91
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,702
Six Flags Operations Inc.
7.25%, 05/15/31 (g)	100	100
Somnigroup International Inc.
4.00%, 04/15/29 (g)	100	93
Station Casinos LLC
4.50%, 02/15/28 (g)	355	340
STL Holding Company LLC
8.75%, 02/15/29 (g)	212	218
Stonegate Pub Company Financing PLC
10.17%, 07/31/29, EUR (l)	183	201
10.75%, 07/31/29, GBP	578	769
Studio City Finance Limited
5.00%, 01/15/29 (e)	300	271
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (g)	100	100
Tenneco Inc.
8.00%, 11/17/28 (g)	998	952
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	200	192
5.25%, 04/30/31	162	146
5.63%, 04/30/33 (c)	200	178
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (e)	499	669
Travel + Leisure Co.
6.63%, 07/31/26 (g)	100	101
TUI Cruises GmbH
6.25%, 04/15/29, EUR (g)	521	582
5.00%, 05/15/30, EUR (e)	160	173
Univision Communications Inc.
6.63%, 06/01/27 (g)	185	183
8.00%, 08/15/28 (g)	500	502
4.50%, 05/01/29 (g)	170	150
8.50%, 07/31/31 (g)	300	293
Viking Cruises Limited
9.13%, 07/15/31 (g)	600	641
Volkswagen International Finance N.V.
4.25%, 10/09/25, GBP (e)	100	128
Wynn Las Vegas, LLC
5.25%, 05/15/27 (g)	100	99
Wynn Macau, Limited
5.63%, 08/26/28 (e)	300	289
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (g)	100	103
Yum! Brands, Inc.
4.63%, 01/31/32	200	187
		45,461
Industrials 1.1%
ADT Security Corporation, The
4.13%, 08/01/29 (g)	100	94
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (g)	200	141
Allegiant Travel Company
7.25%, 08/15/27 (g)	372	361
Allied Universal Holdco LLC
7.88%, 02/15/31 (g)	400	405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
American Airlines, Inc.
5.50%, 04/20/26 (g)	37	37
7.25%, 02/15/28 (g)	100	99
Ardagh Packaging Finance Public Limited Company
2.13%, 08/15/26, EUR (e)	371	369
4.13%, 08/15/26 (c) (g)	2,899	2,667
Bombardier Inc.
7.50%, 02/01/29 (g)	381	390
8.75%, 11/15/30 (g)	100	106
7.00%, 06/01/32 (g)	200	199
Brand Industrial Services, Inc.
10.38%, 08/01/30 (g)	220	211
Builders FirstSource, Inc.
6.38%, 06/15/32 (g)	100	100
Clean Harbors, Inc.
6.38%, 02/01/31 (g)	100	101
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (g)	383	389
Cornerstone Building Brands, Inc.
9.50%, 08/15/29 (g)	200	166
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (c) (e)	600	645
Edge Finco PLC
8.13%, 08/15/31, GBP (e)	599	788
Embraer Netherlands Finance B.V.
5.98%, 02/11/35	40	41
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (e)	675	709
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (e) (j)	287	305
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (e)	299	379
GFL Environmental Inc.
4.75%, 06/15/29 (g)	100	96
Graphic Packaging International, LLC
3.50%, 03/15/28 (g)	100	94
H&E Equipment Services, Inc.
3.88%, 12/15/28 (g)	336	335
Heathrow Finance PLC
6.63%, 03/01/31, GBP (e)	877	1,123
I.M.A. Industria Macchine Automatiche S.P.A. In Sigla Ima S.P.A.
6.54%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (g) (l)	516	557
Intrum AB
3.00%, 09/15/27, EUR (e)	541	459
9.25%, 03/15/28, EUR (e)	245	216
JetBlue Airways Corporation
9.88%, 09/20/31 (g)	200	197
Kleopatra Finco S.a r.l.
4.25%, 03/01/26, EUR (e)	626	622
Labl, Inc.
5.88%, 11/01/28 (g)	248	195
8.63%, 10/01/31 (g)	100	74
LG Energy Solution Ltd.
0.00%, (SOFR + 1.70%), 04/02/30 (e) (l)	200	199
5.38%, 04/02/30 (e)	200	199
Marubeni Corporation
5.38%, 04/01/35 (e)	200	200
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (g)	757	742
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (e) (i)	100	123
MTR Corporation Limited
5.25%, 04/01/55 (e)	375	370
Nova Alexandre III
8.03%, (3 Month EURIBOR + 5.25%), 07/15/29, EUR (g) (l)	424	466
Novelis Corporation
4.75%, 01/30/30 (g)	100	93
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (g)	269	263
Pacific National Finance Pty Ltd
7.75%, 12/11/54, AUD (p)	290	177
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	269	275
Paprec Holding
7.25%, 11/17/29, EUR (e)	502	568
PCF GmbH
4.75%, 04/15/29, EUR (e)	445	409
7.54%, (3 Month EURIBOR + 4.75%), 04/15/29, EUR (e) (l)	315	290
Pike Corporation
5.50%, 09/01/28 (g)	200	194
Pitney Bowes Inc.
6.88%, 03/15/27 (g)	1,107	1,106
Quikrete Holdings, Inc.
6.75%, 03/01/33 (g)	581	579
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (g)	200	198
Reworld Holding Corporation
4.88%, 12/01/29 (g)	100	93
5.00%, 09/01/30	200	185
Seche Environnement
4.50%, 03/25/30, EUR (e)	100	108
Sensata Technologies, Inc.
4.38%, 02/15/30 (g)	100	92
SGL Group ApS
6.78%, (3 Month EURIBOR + 4.25%), 02/24/31, EUR (l)	225	243
Spirit AeroSystems, Inc.
9.38%, 11/30/29 (g)	798	853
9.75%, 11/15/30 (g)	2,533	2,799
Standard Building Solutions Inc.
4.75%, 01/15/28 (g)	100	97
3.38%, 01/15/31 (g)	100	87
Stem, Inc.
0.50%, 12/01/28 (g) (k)	115	27
TK Elevator Holdco GmbH
6.63%, 07/15/28, EUR (e)	553	598
TransDigm Inc.
5.50%, 11/15/27	900	890
6.75%, 08/15/28 (g)	100	102
4.63%, 01/15/29	200	190
6.63%, 03/01/32 (g)	200	203
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	500	493
8.50%, 08/15/27 (g)	214	213
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	1,621	1,738
Weekley Homes, LLC
4.88%, 09/15/28 (c) (g)	10	9
		28,141
Consumer Staples 0.9%
AA Bond Co Limited
6.50%, 01/31/26, GBP (e) (p)	941	1,210
Allied Universal Holdco LLC
9.75%, 07/15/27 (g)	254	255
4.88%, 06/01/28, GBP (e)	1,913	2,313
Amber FinCo PLC
6.63%, 07/15/29, EUR (e)	782	877
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (e)	100	129
Apcoa Group GmbH
6.91%, (3 Month EURIBOR + 4.13%), 04/15/31, EUR (e) (l)	263	286
Arena Luxembourg Finance S.a r.l.
0.00%, (3 Month EURIBOR + 2.50%), 05/01/30, EUR (e) (l)	306	332
Avis Budget Car Rental, LLC
5.38%, 03/01/29 (g)	100	90
8.00%, 02/15/31 (g)	200	195
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (e)	263	323
6.13%, 11/30/28, GBP (g)	1,497	1,838
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	1,195	1,180
Bellis Finco PLC
4.00%, 02/16/27, GBP (e)	898	1,092

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Boels Topholding B.V.
6.25%, 02/15/29, EUR (e)	949	1,058
5.75%, 05/15/30, EUR (g)	178	196
DP World Salaam
6.00%, (100, 10/01/25) (e) (i)	260	261
Edgewell Personal Care Colombia S A S
4.13%, 04/01/29 (g)	100	93
Elo
2.88%, 01/29/26, EUR (e)	200	211
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	200	191
4.38%, 03/31/29 (c) (g)	100	93
Equipmentshare.Com Inc
8.63%, 05/15/32 (g)	237	245
Irca S.P.A.
6.23%, (3 Month EURIBOR + 3.75%), 12/15/29, EUR (e) (l)	299	324
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (e)	100	127
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (g)	100	98
Lion/Polaris Lux 4 S.A.
6.30%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (e) (l)	459	494
Loxama
6.38%, 05/31/29, EUR (e)	949	1,068
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (e)	385	402
5.50%, 11/04/27, GBP (e)	833	1,025
Ontex Group
5.25%, 04/15/30, EUR (e)	100	109
OT MidCo Inc.
10.00%, 02/15/30 (g)	709	612
Performance Food Group, Inc.
4.25%, 08/01/29 (g)	500	468
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	161	176
Picard Groupe
6.38%, 07/01/29, EUR (e)	254	282
Post Holdings, Inc.
4.63%, 04/15/30 (g)	200	187
4.50%, 09/15/31 (g)	300	272
6.38%, 03/01/33 (g)	300	296
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (g)	62	62
6.25%, 01/15/28 (g)	700	699
Procter & Gamble Company, The
4.88%, 05/11/27, EUR	369	417
PT. Indofood Cbp Sukses Makmur
4.75%, 06/09/51 (e)	300	240
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (e)	674	738
REI Agro Limited
0.00%, 11/16/16 (a) (d) (e) (k) (o)	628	—
0.00%, 11/16/16 (a) (d) (g) (k) (o)	185	—
Safeway Inc.
3.50%, 03/15/29 (g)	100	92
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (e)	162	174
Tereos Finance Groupe I
5.75%, 04/30/31, EUR (e)	154	167
U.S. Foods Inc.
4.75%, 02/15/29 (g)	200	193
Verisure Holding AB
3.25%, 02/15/27, EUR (e)	485	516
9.25%, 10/15/27, EUR (g)	544	615
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	853	926
Wand NewCo 3, Inc.
7.63%, 01/30/32 (g)	400	410
		23,657
Energy 0.6%
Antero Midstream Partners LP
6.63%, 02/01/32 (g)	100	102
Archrock Partners, L.P.
6.25%, 04/01/28 (c) (g)	100	100
BG Energy Capital PLC
5.13%, 12/01/25, GBP (e)	267	345
Blue Racer Midstream, LLC
7.25%, 07/15/32 (g)	500	518
Buckeye Partners, L.P.
4.13%, 12/01/27	100	96
California Resources Corporation
8.25%, 06/15/29 (g)	353	359
Civitas Resources, Inc.
8.38%, 07/01/28 (g)	394	407
8.63%, 11/01/30 (g)	367	379
CNX Resources Corporation
7.38%, 01/15/31 (g)	100	102
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	200	196
5.88%, 01/15/30 (g)	200	189
Crescent Energy Finance LLC
7.38%, 01/15/33 (g)	367	354
CVR Energy, Inc.
8.50%, 01/15/29 (c) (g)	300	288
DT Midstream, Inc.
4.13%, 06/15/29 (g)	100	94
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	331	337
Ecopetrol S.A.
8.88%, 01/13/33	149	154
Eni S.P.A.
4.88%, (100, 01/21/34), EUR (e) (i)	325	343
EQM Midstream Partners, LP
7.50%, 06/01/27 - 06/01/30 (g)	265	279
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (g)	100	102
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (g)	700	730
India Cleantech Energy
4.70%, 08/10/26 (e)	237	231
Kondor Finance PLC
7.13%, 07/19/26, EUR (e)	124	118
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	300	311
NGL Energy Operating LLC
8.13%, 02/15/29 (g)	200	201
8.38%, 02/15/32 (g)	100	100
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (g)	269	270
Parkland Corporation
4.50%, 10/01/29 (g)	100	94
PBF Holding Company LLC
7.88%, 09/15/30 (c) (g)	100	88
Permian Resources Operating, LLC
5.38%, 01/15/26 (g)	46	46
Petroleos Mexicanos
7.50%, 03/20/26 (g)	3,919	3,899
8.75%, 06/02/29	53	53
5.95%, 01/28/31	104	88
6.70%, 02/16/32	27	24
10.00%, 02/07/33	35	36
Pluspetrol Camisea SA
6.24%, 07/03/36 (g)	95	97
Puma International Financing S.A.
7.75%, 04/25/29 (e)	300	303
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (g)	287	290
6.95%, 03/05/54 (g)	200	195
Range Resources Corporation
4.75%, 02/15/30 (g)	100	95
Rockies Express Pipeline LLC
4.95%, 07/15/29 (g)	100	96
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (e)	204	190
SM Energy Company
6.63%, 01/15/27	100	100
6.75%, 08/01/29 (c) (g)	150	148

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Sunoco LP
7.00%, 09/15/28 (g)	100	102
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (g)	100	100
Talos Production Inc.
9.38%, 02/01/31 (c) (g)	100	102
TotalEnergies Capital International
1.66%, 07/22/26, GBP (e)	100	124
Transocean Inc
8.25%, 05/15/29 (c) (g)	488	477
USA Compression Finance Corp.
6.88%, 09/01/27	503	503
Venture Global Calcasieu Pass, LLC
6.25%, 01/15/30 (g)	100	101
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (g) (i)	489	463
7.00%, 01/15/30 (g)	367	362
Vista Energy Argentina S.A.U.
7.63%, 12/10/35 (g)	75	73
Vital Energy, Inc.
7.88%, 04/15/32 (c) (g)	100	93
WildFire Intermediate Holdings, LLC
7.50%, 10/15/29 (g)	287	280
YPF S.A.
9.50%, 01/17/31 (g)	42	44
		15,371
Information Technology 0.6%
Amentum Escrow Corp.
7.25%, 08/01/32 (g)	357	353
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	280	281
AMS-Osram AG
2.13%, 11/03/27, EUR (e) (k)	700	651
Atos SE
5.00%, 12/18/30, EUR (e) (p)	465	409
1.00%, 12/18/32, EUR (e) (p)	399	161
Central Parent Inc.
7.25%, 06/15/29 (g)	345	299
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	1,555	1,512
9.00%, 09/30/29 (g)	309	308
8.25%, 06/30/32 (g)	422	429
Core Scientific, Inc.
0.00%, 06/15/31 (g) (k) (m)	145	121
Dell Bank International Designated Activity Company
0.50%, 10/27/26, EUR (e)	298	312
Diebold Nixdorf, Incorporated
7.75%, 03/31/30 (g)	100	104
Gen Digital Inc.
6.75%, 09/30/27 (g)	100	101
GoTo Group, Inc.
5.50%, 05/01/28 (g)	338	206
Helios Software Holdings, Inc.
7.88%, 05/01/29, EUR (g)	831	911
International Business Machines Corporation
3.38%, 02/06/27, EUR	531	582
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (g)	645	699
NCR Voyix Corporation
5.00%, 10/01/28 (g)	334	321
Open Text Corporation
4.13%, 12/01/31 (g)	100	89
RingCentral, Inc.
8.50%, 08/15/30 (c) (g)	1,337	1,405
Seagate HDD Cayman
8.25%, 12/15/29	933	993
8.50%, 07/15/31	501	532
9.63%, 12/01/32	895	1,006
TeamSystem S.p.A.
7.19%, 07/31/31, EUR (l)	320	346
UKG Inc.
6.88%, 02/01/31 (g)	500	507
Western Digital Corporation
4.75%, 02/15/26	200	199
Wolfspeed, Inc.
1.75%, 05/01/26 (k)	210	134
WOM Mobile S.A.
12.50%, 01/31/31 (d)	60	60
Xerox Corporation
10.25%, 10/15/30 (g)	274	271
Xerox Holdings Corporation
5.50%, 08/15/28 (g)	164	115
Xerox Issuer Corporation
13.50%, 04/15/31 (g)	395	377
		13,794
Health Care 0.5%
Amgen Inc.
5.50%, 12/07/26, GBP (e)	100	130
Avantor, Inc.
4.63%, 07/15/28 (g)	100	97
3.88%, 11/01/29 (g)	100	92
Bausch + Lomb Corporation
8.38%, 10/01/28 (g)	260	269
Becton Dickinson Euro Finance S.a r.l.
3.55%, 09/13/29, EUR	926	1,016
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (g)	100	92
Encompass Health Corporation
4.63%, 04/01/31	120	113
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (c) (g)	400	417
Grifols, S.A.
7.13%, 05/01/30, EUR	344	384
Gruenenthal GmbH
4.63%, 11/15/31, EUR	153	159
Hologic, Inc.
3.25%, 02/15/29 (g)	100	92
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (g)	200	190
Lifepoint Health, Inc.
8.38%, 02/15/32 (g)	256	258
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	926	998
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	200	187
5.25%, 10/01/29 (g)	900	864
Organon & Co.
5.13%, 04/30/31 (g)	500	436
7.88%, 05/15/34 (g)	300	292
Rossini S.a r.l.
6.56%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (e) (l)	305	332
6.75%, 12/31/29, EUR (e)	214	242
Select Medical Corporation
6.25%, 12/01/32 (g)	723	705
Star Parent, Inc.
9.00%, 10/01/30 (g)	400	395
Takeda Pharmaceutical Company Limited
2.25%, 11/21/26, EUR (e)	541	581
Tenet Healthcare Corporation
6.13%, 10/01/28	1,200	1,194
4.38%, 01/15/30	100	94
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (e)	328	341
3.75%, 05/09/27, EUR (e)	648	697
7.38%, 09/15/29, EUR	193	232
7.88%, 09/15/31, EUR	677	859
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	600
		12,358
Real Estate 0.5%
Adler Financing S.a r.l.
10.00%, 12/31/29, EUR (j)	255	284
ADLER Real Estate Service GmbH
3.00%, 04/27/26, EUR (e)	500	528
alstria office REIT-AG
5.50%, 03/20/31, EUR (e)	100	105

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,425
Aroundtown SA
7.13%, (100, 01/16/30), EUR (e) (i)	402	434
8.63%, (100, 05/07/29), GBP (e) (i)	512	651
Heimstaden Bostad AB
0.63%, 07/24/25, EUR (e)	481	513
1.38%, 03/03/27, EUR (e)	481	499
I&M Holdings Limited
2.38%, 01/15/27, EUR (e)	100	105
5.00%, 03/11/30, EUR	100	108
Iron Mountain Incorporated
7.00%, 02/15/29 (g)	100	102
4.50%, 02/15/31 (g)	100	92
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (e) (i)	200	200
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (e)	339	371
Park Intermediate Holdings LLC
5.88%, 10/01/28 (g)	200	195
SBA Communications Corporation
3.13%, 02/01/29	100	91
Service Properties Trust
3.95%, 01/15/28	100	91
8.38%, 06/15/29	1,657	1,655
4.95%, 10/01/29	200	165
4.38%, 02/15/30	273	211
8.63%, 11/15/31 (g)	170	179
8.88%, 06/15/32 (c)	2,100	2,080
TAG Immobilien AG
0.63%, 03/11/31, EUR (k)	100	107
Uniti Group Inc.
10.50%, 02/15/28 (g)	1,308	1,390
Vivion Investments S.a r.l.
8.00%, 08/31/28, EUR (e) (j) (p)	722	762
		12,343
Materials 0.5%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (d) (g) (j)	506	64
0.00%, 10/01/28 (d) (g) (j) (p)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	268
Chemours Company, The
5.38%, 05/15/27	100	98
5.75%, 11/15/28 (g)	100	92
4.63%, 11/15/29 (g)	120	103
8.00%, 01/15/33 (g)	100	93
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (g)	100	96
Constellium SE
5.38%, 08/15/32, EUR (e)	252	268
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	335	348
EQUATE Petrochemical
4.25%, 11/03/26 (e)	200	197
F.I.S. - Fabbrica Italiana Sintetici S.p.A.
5.63%, 08/01/27, EUR (e)	376	405
First Quantum Minerals Ltd
6.88%, 10/15/27 (g)	313	312
9.38%, 03/01/29 (g)	200	210
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (g)	100	99
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,385	1,182
INEOS Finance PLC
6.63%, 05/15/28, EUR (g)	612	678
5.63%, 08/15/30, EUR (e)	152	164
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (e)	336	380
6.75%, 04/15/30, EUR (e)	266	287
Kronos International, Inc.
9.50%, 03/15/29, EUR	133	155
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	479	385
Magnera Corporation
4.75%, 11/15/29 (g)	300	266
Mercer International Inc.
5.13%, 02/01/29	337	289
Methanex Corporation
5.13%, 10/15/27	100	98
Mineral Resources Limited
8.00%, 11/01/27 (g)	100	99
9.25%, 10/01/28 (c) (g)	228	228
8.50%, 05/01/30 (g)	366	357
Nobian Finance B.V.
3.63%, 07/15/26, EUR (e)	423	454
Olin Corporation
5.63%, 08/01/29 (c)	100	97
Olympus Water US Holding Corporation
4.25%, 10/01/28 (g)	357	330
POSCO Holdings Inc.
5.75%, 01/17/28 (g)	200	205
PPG Industries, Inc.
1.88%, 06/01/25, EUR	535	578
PT. Freeport Indonesia
4.76%, 04/14/27 (e)	347	345
6.20%, 04/14/52 (e)	300	292
Samarco Mineracao S/A
9.00%, 06/30/31 (e) (j) (p)	33	32
9.00%, 06/30/31 (g) (j) (p)	43	42
Sappi Papier Holding GmbH
4.50%, 03/15/32, EUR (e)	232	248
Sasol Financing USA LLC
6.50%, 09/27/28	200	192
Scotts Miracle-Gro Company, The
4.50%, 10/15/29	100	93
4.00%, 04/01/31	340	298
Sealed Air Corporation
7.25%, 02/15/31 (g)	100	103
Tronox Incorporated
4.63%, 03/15/29 (g)	200	171
Vale Overseas Ltd
6.40%, 06/28/54	25	25
Vedanta Resources Finance II PLC
10.88%, 09/17/29 (g)	243	251
9.48%, 07/24/30 (g)	200	198
Vedanta Resources Limited
10.88%, 09/17/29 (e)	300	310
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (g)	140	138
W. R. Grace Holdings LLC
5.63%, 08/15/29 (g)	100	86
		11,709
Utilities 0.5%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (e) (i)	275	301
AC Energy, Inc.
4.00% (e) (i)	300	200
AES Andes SA
6.30%, 03/15/29 (g)	200	205
Alexander Funding Trust II
7.47%, 07/31/28 (g)	295	314
Alpha Generation LLC
6.75%, 10/15/32 (g)	300	300
AmeriGas Partners, L.P.
9.38%, 06/01/28 (g)	100	99
Atlantica Infraestructura Sostenible Sociedad Limitada
5.63%, 02/15/32, EUR (e)	303	335
Calpine Corporation
5.13%, 03/15/28 (g)	402	396
4.63%, 02/01/29 (g)	100	96
5.00%, 02/01/31 (g)	377	360
Centrica PLC
6.50%, 05/21/55, GBP (e)	513	667
Clean Renewable Power (Mauritius) Pte. Ltd
4.25%, 03/25/27 (e)	241	232
Continuum Energy Aura Pte. Ltd.
9.50%, 02/24/27 (e)	300	311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Contourglobal Power Holdings SA
5.00%, 02/28/30, EUR (e)	257	275
Diamond II Ltd.
7.95%, 07/28/26 (e)	300	302
EDP, S.A.
4.63%, 09/16/54, EUR (e)	400	434
Electricite de France
3.38%, (100, 06/15/30), EUR (e) (i)	200	199
5.13%, (100, 09/17/29), EUR (e) (i)	200	217
5.63%, (100, 06/17/32), EUR (e) (i)	200	218
7.38%, (100, 06/17/35), GBP (e) (i)	200	259
Iberdrola Finance Ireland Designated Activity Company
1.50%, 03/27/30, EUR (e) (k)	300	326
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	229	222
National Grid PLC
0.16%, 01/20/28, EUR (e)	785	789
NRG Energy, Inc.
3.38%, 02/15/29 (g)	100	92
3.63%, 02/15/31 (g)	100	89
PG&E Corporation
5.00%, 07/01/28	100	97
PT. Perusahaan Listrik Negara
1.88%, 11/05/31, EUR (e)	300	277
Saudi Electricity Sukuk Programme Co.
5.23%, 02/18/30 (e)	300	303
5.49%, 02/18/35 (e)	300	304
SMC Global Power Holdings Corp.
8.13%, (100, 12/02/29) (e) (i)	300	301
Talen Energy Supply, LLC
8.63%, 06/01/30 (g)	425	451
Thames Water Utilities Finance PLC
4.00%, 06/19/25, GBP (e)	832	836
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	1,615	1,610
		11,417
Total Corporate Bonds And Notes (cost $276,585)		270,847
GOVERNMENT AND AGENCY OBLIGATIONS 4.9%
Sovereign 2.7%
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/34 (g) (p)	93	56
0.00%, 02/01/30 - 02/01/36 (g) (p)	53	27
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (e)	219	203
City Of Ulaanbaataar Mongolia
7.75%, 08/21/27 (e)	300	305
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	82	64
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	279	277
6.00%, 04/28/28, COP	14,525,800	3,089
8.00%, 04/20/33	329	338
Estado Espanol
3.15%, 04/30/35, EUR (g)	11,090	11,769
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (g)	260	273
6.60%, 06/13/36 (g)	200	201
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	5,047	121
5.75%, 10/28/34	95	99
5.25%, 09/10/60	135	124
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	38,100	1,826
3.75%, 01/11/28	280	271
8.50%, 03/01/29 - 05/31/29, MXN	20,172	974
7.50%, 05/26/33, MXN	46,997	2,071
6.35%, 02/09/35	407	409
7.75%, 11/13/42, MXN	5,070	204
7.38%, 05/13/55	394	405
Government of Saudi Arabia
5.00%, 01/18/53 (g)	316	272
Government of the Republic of Panama
6.40%, 02/14/35	359	337
Ireland, Government of
2.60%, 10/18/34, EUR (e)	8,789	9,169
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (e)	240	278
Malaysia, Government of
3.89%, 08/15/29, MYR	7,439	1,698
4.64%, 11/07/33, MYR	6,312	1,512
3.83%, 07/05/34, MYR	3,881	877
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	7,098,400	1,536
7.75%, 09/18/30, COP	4,731,600	972
Ministry of Finance People's Republic of China
2.11%, 08/25/34, CNY	3,460	488
Morocco, Kingdom of
5.95%, 03/08/28 (g)	200	203
4.75%, 04/02/35, EUR	135	144
Nigeria, Federal Government of
8.38%, 03/24/29 (g)	209	201
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	200	200
8.08%, 04/01/36 (g)	200	191
Presidencia da Republica
10.00%, 01/01/27, BRL	18,802	3,064
7.13%, 05/13/54 (c)	264	253
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	304	327
4.34%, 03/07/42	354	305
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (e)	324	325
4.50%, 01/30/30 (g)	370	346
7.05%, 02/03/31 (g)	150	155
4.88%, 09/23/32 (g)	198	180
10.75%, 06/01/36, DOP (g)	20,850	341
Romania, Government of
2.12%, 07/16/31, EUR (e)	56	49
5.88%, 07/11/32, EUR (g)	151	162
6.25%, 09/10/34, EUR (c) (g)	148	158
Sandor-Palota
5.25%, 06/16/29 (g)	344	342
5.38%, 09/12/33, EUR (e)	45	51
7.00%, 10/24/35, HUF	173,900	459
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (e)	399	395
South Africa, Parliament of
8.00%, 01/31/30, ZAR	91,879	4,803
7.00%, 02/28/31, ZAR	35,817	1,735
9.00%, 01/31/40, ZAR	17,225	777
5.00%, 10/12/46	200	137
5.75%, 09/30/49	353	259
The Arab Republic of Egypt
24.46%, 10/01/27, EGP	5,465	113
21.38%, 02/04/28, EGP	8,230	162
5.63%, 04/16/30, EUR (e)	106	97
8.50%, 01/31/47 (g)	200	151
7.50%, 02/16/61 (g)	200	133
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (e)	311	310
The Republic of Indonesia, The Government of
7.00%, 05/15/27, IDR	16,477,000	1,001
3.88%, 01/15/33, EUR	144	153
6.75%, 07/15/35, IDR	9,477,000	560
8.25%, 05/15/36, IDR	7,850,000	507
7.13%, 06/15/38, IDR (e)	23,582,000	1,415
The Republic of Uzbekistan
5.38%, 05/29/27, EUR	108	118
Turkiye Cumhuriyeti Basbakanlik
31.08%, 11/08/28, TRY	8,734	207
30.00%, 09/12/29, TRY	10,010	231

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Urad Vlady Ceske Republiky
5.00%, 09/30/30, CZK	29,840	1,365
4.50%, 11/11/32, CZK	15,990	711
Urzad Rady Ministrow
5.75%, 04/25/29, PLN	8,317	2,185
4.75%, 07/25/29, PLN	4,685	1,185
4.88%, 10/04/33	38	37
5.00%, 10/25/34, PLN	2,679	654
5.50%, 04/04/53	58	55
Vlada Crne Gore
2.88%, 12/16/27, EUR (e)	106	110
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (e)	115	130
		67,397
U.S. Treasury Note 1.3%
Treasury, United States Department of
4.00%, 12/15/25 (b)	20,893	20,873
4.13%, 02/28/27	1,380	1,385
4.63%, 09/30/28 (b)	10,372	10,614
		32,872
Mortgage-Backed Securities 0.7%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 04/15/55 (q)	20,495	18,489
Municipal 0.1%
Grand Canyon University
7.38%, 10/01/29	555	573
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	1,335	1,371
		1,944
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.79%, 05/25/29 (l)	8,738	209
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (l)	1,344	58
Interest Only, Series X1-K105, REMIC, 1.52%, 01/25/30 (l)	1,714	102
Interest Only, Series X1-K109, REMIC, 1.57%, 04/25/30 (l)	2,357	150
Interest Only, Series X1-K110, REMIC, 1.65%, 04/25/30 (l)	1,312	87
Interest Only, Series X1-K116, REMIC, 1.42%, 07/25/30 (l)	1,200	71
Interest Only, Series 2020-X1-K120, REMIC, 1.03%, 10/25/30 (l)	7,641	346
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.74%, 09/25/30 (l)	244	237
		1,260
U.S. Treasury Bond 0.0%
Treasury, United States Department of
4.63%, 02/15/55 (b)	847	853
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 7.74%, (SOFR 30-Day Average + 3.40%), 01/25/32 (l)	331	340
Treasury Inflation Indexed Securities 0.0%
Urzad Rady Ministrow
2.00%, 08/25/36, PLN (r)	866	196
Total Government And Agency Obligations (cost $124,803)		123,351
SENIOR FLOATING RATE INSTRUMENTS 4.9%
Industrials 1.1%
AERNNOVA Aerospace SAU
Term Loan B, 6.76%, (EURIBOR + 4.00%), 02/27/30, EUR (l)	1,303	1,405
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 05/04/28 (l)	426	425
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 07/31/31 (l)	903	871
Apleona
Term Loan B, 6.36%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (l)	1,200	1,298
Applegreen Ireland Invts Fin Ltd
Term Loan, 0.00%, (3 Month EURIBOR + 5.00%), 12/31/49, EUR (l) (s)	854	928
Arsenal AIC Parent LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/19/30 (l)	99	98
Babilou Family
Term Loan, 7.16%, (3 Month EURIBOR + 4.00%), 11/18/30, EUR (l)	1,036	1,056
Boost Newco Borrower, LLC
2025 USD Term Loan B, 6.29%, (3 Month Term SOFR + 2.00%), 01/31/31 (l)	871	864
Clover Holdings SPV III LLC
Term Loan, 15.00%, 12/10/29 (l)	196	199
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.50%, (1 Month Term SOFR + 3.17%), 03/30/29 (l)	857	853
CPPIB Capital Inc
Term Loan B, 7.58%, (3 Month Term SOFR + 2.75%), 08/07/31 (l)	770	764
Edge Finco PLC
Term Loan, 0.00%, (EURIBOR + 3.50%), 12/31/49, EUR (l) (s)	1,162	1,251
Emerald Technologies (U.S.) AcquisitionCo Inc.
Term Loan, 10.67%, (SOFR + 6.25%), 02/03/29 (d) (l)	630	466
Fertitta Entertainment, LLC
2022 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 01/13/29 (j) (l)	973	957
Finco Utilitas
Term Loan B, 6.91%, (EURIBOR + 3.75%), 12/31/29, EUR (l)	780	844
FNZ Group Entities Ltd
Term Loan, 10.45%, (SONIA + 6.00%), 10/30/31, GBP (d) (l)	1,500	1,850
Garda World Security Corporation
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/01/29 (l)	284	282
Inspired Finco Holdings Ltd
Term Loan, 0.00%, (EURIBOR + 3.25%), 12/31/49, EUR (l) (s)	217	233
Term Loan, 0.00%, (3 Month EURIBOR + 3.25%), 12/31/49, EUR (l) (s)	862	925
Lorca Finco PLC
Term Loan B3, 6.15%, (EURIBOR + 3.50%), 03/25/31, EUR (l)	1,774	1,897
Nielsen Consumer Inc
Term Loan, 6.05%, (3 Month EURIBOR + 3.50%), 03/06/28, EUR (l)	1,496	1,605
Pitney Bowes Inc.
2025 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/31/32 (l)	925	914
Platea BC Bidco AB
Term Loan, 4.00%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	833	901
Term Loan, 6.62%, (EURIBOR + 4.00%), 04/02/31, EUR (l)	33	35
Term Loan, 6.72%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	33	35
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 12/31/49, EUR (l) (s)	101	110
Quimper AB
Term Loan, 6.43%, (EURIBOR + 3.75%), 03/05/30, EUR (l)	1,513	1,638
Sector Alarm Holding AS
Term Loan, 6.00%, (EURIBOR + 3.50%), 06/14/29, EUR (l)	814	879
Tackle Sa rl
Term Loan, 0.00%, (3 Month EURIBOR + 3.25%), 05/18/28, EUR (l) (s)	891	955
Term Loan, 0.00%, (EURIBOR + 3.25%), 05/22/28, EUR (l) (s)	984	1,053
TK Elevator Midco GmbH
Term Loan, 6.60%, (3 Month EURIBOR + 4.00%), 04/11/30, EUR (l)	1,017	1,094

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
TransDigm, Inc.
2023 Term Loan J, 6.83%, (3 Month Term SOFR + 2.50%), 02/28/31 (l)	496	493
Vaco Holdings, LLC
2022 Term Loan, 9.48%, (3 Month Term SOFR + 5.00%), 01/07/29 (l)	653	602
		27,780
Information Technology 1.0%
Altar Bidco, Inc.
Term Loan, 9.75%, (SOFR + 5.60%), 11/09/28 (l)	2,318	2,189
Atos SE
Term Loan, 0.00%, (3 Month EURIBOR + 2.60%), 12/17/29, EUR (l) (s)	1,000	1,092
Aviv Group GmbH
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 12/31/49, EUR (l) (s)	1,433	1,548
Bock Capital Bidco B.V.
Term Loan, 6.18%, (3 Month EURIBOR + 4.00%), 06/30/25, EUR (l)	912	980
Boxer Parent Co Inc
Term Loan B, 6.11%, (EURIBOR + 3.50%), 07/30/31, EUR (l)	1,496	1,608
Cegid SAS
Term Loan, 5.86%, (3 Month EURIBOR + 3.25%), 01/16/30, EUR (l)	1,500	1,612
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 03/30/29 (l)	628	622
ConnectWise, LLC
2021 Term Loan B, 8.09%, (3 Month Term SOFR + 3.50%), 09/23/28 (l)	607	606
DRI Holdings, Inc
Term Loan, 9.67%, (SOFR + 5.25%), 12/15/28 (l)	545	540
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/31/30 (l)	1,737	1,732
GoTo Group Inc
Term Loan, 9.19%, (SOFR + 4.75%), 04/28/28 (l)	215	155
IGT Holding IV AB
Term Loan, 6.43%, (3 Month EURIBOR + 3.75%), 07/31/31, EUR (l)	1,333	1,435
Instructure Holdings, Inc.
2024 Term Loan, 7.32%, (3 Month Term SOFR + 3.00%), 09/11/31 (l)	1,997	1,980
ION Trading Finance Limited
Term Loan, 6.93%, (EURIBOR + 4.25%), 04/01/28, EUR (l)	1,000	1,060
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/01/29 (l)	1,168	1,113
Mosel Bidco Se
Term Loan, 6.96%, (3 Month EURIBOR + 4.75%), 07/31/30, EUR (l)	1,239	1,337
Polaris Newco LLC
Term Loan, 6.30%, (3 Month EURIBOR + 4.00%), 06/02/28, EUR (l)	1,995	2,016
Redstone Holdco 2 L.P.
Term Loan, 9.30%, (SOFR + 4.75%), 04/27/28 (l)	1,255	665
Twitter, Inc.
Term Loan, 10.98%, (SOFR + 6.50%), 10/27/29 (l)	274	272
2025 Fixed Term Loan, 9.50%, (Fixed + 9.50%), 12/31/99 (l)	279	286
Verifone Sys Inc
2018 1st Lien Term Loan, 0.00%, (SOFR + 4.00%), 08/09/25 (l) (s)	345	310
2018 1st Lien Term Loan, 8.58%, (SOFR + 4.00%), 08/09/25 (l)	783	703
Veritas US Inc
Term Loan, 16.93%, (SOFR + 8.00%), 12/10/29 (l)	300	300
Xerox Corp
2023 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 11/14/29 (l)	13	13
Term Loan, 8.33%, (SOFR + 4.00%), 11/14/29 (l)	150	143
		24,317
Consumer Discretionary 0.8%
American Auto Auction Group, LLC
Term Loan, 8.82%, (SOFR + 4.50%), 12/30/27 (l)	263	262
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/01/31 (l)	766	764
Belron Finance US LLC
Term Loan, 5.53%, (3 Month EURIBOR + 3.00%), 10/16/31, EUR (l)	1,325	1,429
Caesars Entertainment Inc.
2024 Term Loan B1, 6.56%, (3 Month Term SOFR + 2.25%), 01/24/31 (l)	1,347	1,336
CDR Firefly Bidco PLC
Term Loan, 9.95%, (SONIA + 5.25%), 04/29/29, GBP (l)	1,642	2,115
Clarios
Term Loan, 5.80%, (3 Month EURIBOR + 3.25%), 01/28/32, EUR (l)	1,500	1,608
First Brands Group LLC
Term Loan B, 7.61%, (EURIBOR + 5.00%), 03/30/27, EUR (l)	987	1,000
HBX Group
Term Loan, 0.00%, (3 Month EURIBOR + 2.75%), 12/31/49, EUR (d) (l) (s)	1,685	1,817
Hestiafloor 2
Term Loan, 6.43%, (EURIBOR + 3.75%), 02/28/30, EUR (l)	588	636
Hydrofarm Holdings Group, Inc.
Term Loan, 9.94%, (LIBOR + 5.50%), 10/21/28 (d) (l)	393	315
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/26/30 (l)	629	619
Jack Ohio Finance LLC
2025 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 01/28/32 (l)	254	253
Maverick Gaming LLC
Term Loan, 11.81%, (SOFR + 7.50%), 06/03/28 (l)	818	583
Parts Europe
Term Loan, 5.95%, (EURIBOR + 3.25%), 04/22/25, EUR (l)	1,132	1,221
Pax Holdco Spain Slu
Term Loan, 6.52%, (EURIBOR + 4.00%), 12/31/29, EUR (l)	1,632	1,758
Peer Holdings III BV
Term Loan - B6, 5.93%, (3 Month EURIBOR + 3.25%), 12/31/29, EUR (l)	1,600	1,722
Speedster Bidco GmbH
Term Loan, 6.57%, (3 Month EURIBOR + 3.75%), 10/17/31, EUR (l)	1,110	1,199
Station Casinos LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/07/31 (l)	546	542
		19,179
Communication Services 0.6%
Avaya, Inc.
2023 Exit Term Loan, 11.82%, (1 Month Term SOFR + 7.50%), 08/01/28 (l)	7	5
Bally's Corporation
2021 Term Loan B, 7.80%, (SOFR + 3.25%), 08/05/28 (l)	662	587
Banijay
Term Loan, 0.00%, (3 Month EURIBOR + 3.25%), 12/31/49, EUR (l) (s)	1,398	1,504
Charter Communications Operating, LLC
2024 Term Loan B5, 6.56%, (3 Month Term SOFR + 2.25%), 11/21/31 (l)	143	143

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CSC Holdings, LLC
2019 Term Loan B5, 7.17%, (Prime + 1.50%), 04/15/27 (l)	296	277
DirecTV Financing, LLC
Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 07/22/27 (l)	110	110
DIRECTV Financing, LLC
Term Loan, 0.00%, (SOFR + 5.50%), 12/31/49 (l) (s)	1,172	1,116
Entain PLC
EUR Term Loan B3, 5.93%, (EURIBOR + 3.50%), 06/30/28, EUR (l)	967	1,045
Matterhorn Telecom SA
Term Loan, 0.00%, (3 Month EURIBOR + 2.75%), 12/31/49, EUR (l) (s)	1,000	1,080
Stage Entertainment
Term Loan, 6.54%, (EURIBOR + 4.00%), 06/29/29, EUR (l)	1,000	1,083
Tele Columbus AG
Term Loan B, 10.00%, (EURIBOR + 4.00%), 01/01/29, EUR (l)	1,099	938
Zegona HoldCo Ltd
Term Loan, 0.00%, (3 Month EURIBOR + 3.00%), 07/09/29, EUR (l) (s)	516	554
Ziggo BV
Term Loan, 5.37%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (l)	6,053	6,295
		14,737
Health Care 0.6%
Aenova Group
Term Loan B, 5.50%, (3 Month EURIBOR + 3.75%), 08/22/31, EUR (l)	1,698	1,821
AI Sirona Luxembourg Acquisition Sarl
Term Loan, 6.05%, (EURIBOR + 4.00%), 09/30/28, EUR (l)	1,000	1,079
Bausch Lomb Corp
Term Loan, 7.67%, (1 Month Term SOFR + 3.25%), 05/05/27 (l)	705	702
HomeVi
Term Loan, 7.61%, (3 Month EURIBOR + 5.00%), 12/31/29, EUR (l)	1,500	1,615
Median BV
Term Loan B - B1, 7.61%, (3 Month EURIBOR + 5.00%), 10/14/27, EUR (l)	1,637	1,759
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 10/23/28 (l)	1,686	1,682
Mehilainen Yhtioet Oy
Term Loan, 6.45%, (3 Month EURIBOR + 4.00%), 07/03/30, EUR (l)	81	88
Term Loan B5, 6.45%, (3 Month EURIBOR + 4.00%), 07/03/30, EUR (l)	352	382
Term Loan B5A, 6.45%, (3 Month EURIBOR + 4.00%), 07/03/30, EUR (l)	408	441
Term Loan, 3.90%, (3 Month EURIBOR + 4.00%), 07/03/31, EUR (l)	144	156
Term Loan, 6.45%, 07/03/31, EUR (l)	45	49
Term Loan B5B, 6.45%, 07/03/31, EUR (l)	758	821
Nidda Healthcare GmbH
Term Loan, 6.54%, (3 Month EURIBOR + 4.00%), 02/21/30, EUR (l)	1,399	1,510
Ramsay Sante
Term Loan, 5.93%, (EURIBOR + 3.25%), 08/13/31, EUR (l)	900	968
Schoen Klinik SE
Term Loan, 0.00%, (EURIBOR + 3.00%), 12/31/49, EUR (l) (s)	1,111	1,191
		14,264
Consumer Staples 0.4%
Bellis Acquisition Company PLC
Term Loan B, 7.09%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	1,654	1,703
Froneri International Limited
Term Loan, 5.10%, (3 Month EURIBOR + 2.50%), 09/30/31, EUR (l)	1,000	1,075
Market Bidco Ltd
Term Loan, 7.06%, (3 Month EURIBOR + 4.50%), 11/04/30, EUR (l)	430	463
Naked Juice LLC
2nd Lien Term Loan, 10.43%, (3 Month Term SOFR + 6.00%), 01/25/30 (l)	82	18
Obol France 25
Term Loan, 8.06%, (EURIBOR + 5.00%), 12/31/28, EUR (l)	1,000	1,026
Pegasus BidCo B.V.
Term Loan B, 6.02%, (3 Month EURIBOR + 3.50%), 07/12/29, EUR (l)	1,333	1,443
United Petfood
Term Loan, 0.00%, (3 Month EURIBOR + 3.25%), 12/31/49, EUR (l) (s)	2,135	2,287
Upfield BV
Term Loan, 9.99%, (SONIA + 5.25%), 07/07/25, GBP (l)	1,150	1,487
		9,502
Materials 0.2%
IFCO Management GmbH
Term Loan, 6.09%, (EURIBOR + 3.50%), 11/24/29, EUR (l)	1,000	1,079
Ineos Finance PLC
Term Loan, 5.80%, (EURIBOR + 3.25%), 02/07/31, EUR (l)	1,000	1,059
Term Loan, 6.05%, (EURIBOR + 3.50%), 06/23/31, EUR (l)	1,000	1,063
INEOS Quattro Holdings UK Limited
Term Loan, 7.05%, (EURIBOR + 4.50%), 03/31/29, EUR (l)	1,210	1,275
Nobian Fin Bv
Term Loan, 0.00%, (3 Month EURIBOR + 3.50%), 07/04/30, EUR (l) (s)	1,895	2,033
		6,509
Energy 0.2%
CVR Energy, Inc.
Term Loan B, 8.30%, (1 Month Term SOFR + 4.00%), 12/30/27 (l)	1,030	1,030
NGP XI Midstream Holdings LLC
Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 07/17/31 (l)	401	399
Solaris Energy Infrastructure
Term Loan, 10.32%, (SOFR + 6.00%), 08/31/29 (d) (l)	3,009	2,983
		4,412
Financials 0.0%
Cervantes Bidco SL
Term Loan, 6.46%, (3 Month EURIBOR + 3.75%), 12/31/29, EUR (l)	742	803
Total Senior Floating Rate Instruments (cost $122,489)		121,503
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.6%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.14%, 08/12/25 (l)	665	649
720 East CLO VII Ltd
Series 2025-A1-7A, 5.36%, (3 Month Term SOFR + 1.06%), 04/20/37 (l)	420	419
AB Carval Euro CLO II-C Designated Activity Company
Series D-2X, 6.31%, (3 Month EURIBOR + 3.75%), 02/15/37, EUR (e) (l)	380	412
Accesslex Institute
Series 2007-A3-A, 4.88%, (3 Month Term SOFR + 0.56%), 05/25/36 (l)	126	123
AGL CLO 32 Ltd
Series 2024-A1-32A, 5.67%, (3 Month Term SOFR + 1.38%), 07/21/37 (l)	250	250
Air Canada
Series 2020-C-1, 10.50%, 07/15/26	931	987
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (p)	2,898	2,506
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (p)	502	373
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (p)	203	148
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (p)	332	225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 7.53%, (1 Month Term SOFR + 3.21%), 04/15/26 (l)	260	178
Anchorage Capital CLO 17, Ltd.
Series 2021-A1R-17A, 5.55%, (3 Month Term SOFR + 1.23%), 02/16/38 (l)	250	249
Apidos CLO XV
Series 2013-A1RR-15A, 5.86%, (3 Month Term SOFR + 1.27%), 04/21/31 (l)	76	76
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	196
Arbour CLO VI Designated Activity Company
Series DR-6X, 5.76%, 11/16/37, EUR (e) (l)	440	476
Arcano Euro CLO I DAC
Series D-1X, 0.00%, (3 Month EURIBOR + 3.40%), 04/25/39, EUR (l)	520	564
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.70%, (1 Month Term SOFR + 1.45%), 07/19/38 (l)	1,020	1,016
Arini European CLO IV Designated Activity Company
Series D-4X, 6.27%, (3 Month EURIBOR + 3.50%), 01/15/38, EUR (e) (l)	630	677
Arini European CLO V Designated Activity Company
Series D-5X, 5.15%, (3 Month EURIBOR + 2.80%), 01/17/39, EUR (e) (l)	340	365
Aurium CLO XIII Designated Activity Company
Series D-13X, 5.17%, (3 Month EURIBOR + 2.80%), 04/15/38, EUR (e) (l)	230	247
Avoca CLO XVIII Designated Activity Company
Series DR-18X, 5.70%, (3 Month EURIBOR + 3.05%), 04/15/38, EUR (e) (l)	250	270
Avoca Static CLO I Designated Activity Company
Series DR-1X, 5.74%, (3 Month EURIBOR + 2.90%), 01/15/35, EUR (e) (l)	220	237
BAHA Trust 2024-MAR
Series 2024-C-MAR, REMIC, 7.01%, 12/13/29 (l)	830	856
BAMLL Commercial Mortgage Securities Trust 2025-ASHF
Series 2025-E-ASHF, REMIC, 9.57%, (1 Month Term SOFR + 5.25%), 02/16/27 (l)	1,232	1,229
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 6.57%, (1 Month Term SOFR + 2.25%), 01/19/37 (l)	549	550
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	110
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 6.11%, (3 Month Term SOFR + 1.81%), 01/25/35 (l)	250	250
Battalion CLO XV Ltd
Series 2020-A1RR-15A, 5.28%, (3 Month Term SOFR + 0.98%), 01/17/33 (l)	250	250
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 4.94%, (1 Month Term SOFR + 0.62%), 10/27/36 (l) (p)	38	36
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 5.49%, (1 Month Term SOFR + 1.32%), 03/16/37 (l) (p)	744	662
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.26%, 02/18/54 (l)	8,285	447
Benefit Street Partners CLO Ltd
Series 2015-A1R-6BR, 5.48%, (3 Month Term SOFR + 1.18%), 04/20/38 (l)	500	499
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 5.87%, (1 Month Term SOFR + 1.55%), 07/16/35 (l)	1,034	1,030
Series 2018-C-ATLS, REMIC, 6.87%, (1 Month Term SOFR + 2.20%), 07/16/35 (l)	459	455
BlueMountain CLO Ltd
Series 2021-A-28A, 5.82%, (3 Month Term SOFR + 1.52%), 04/17/34 (l)	150	150
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 6.06%, (3 Month Term SOFR + 1.76%), 07/15/31 (l)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 7.71%, 06/15/26 (l)	376	371
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/10/33	581	510
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	214
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 7.23%, (1 Month Term SOFR + 2.91%), 06/15/38 (l)	1,231	1,226
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 7.24%, (1 Month Term SOFR + 2.92%), 05/15/26 (l)	871	866
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.12%, (1 Month Term SOFR + 0.80%), 10/15/38 (l)	197	196
Series 2021-F-XL2, REMIC, 6.68%, (1 Month Term SOFR + 2.36%), 10/15/38 (l)	1,757	1,748
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.96%, (1 Month Term SOFR + 1.70%), 12/15/26 (l)	1,513	1,509
BX Commercial Mortgage Trust 2024-KING
Series 2024-A-KING, REMIC, 5.86%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	484	483
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.71%, (1 Month Term SOFR + 1.39%), 03/15/26 (l)	822	823
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (l)	1,238	1,118
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (l)	1,735	1,564
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 6.68%, (1 Month Term SOFR + 2.36%), 01/15/34 (l)	357	353
Series 2021-F-MFM1, REMIC, 7.43%, (1 Month Term SOFR + 3.11%), 01/15/34 (l)	546	542
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.76%, (1 Month Term SOFR + 1.44%), 04/15/29 (l)	864	865
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.21%, (1 Month Term SOFR + 2.89%), 06/15/26 (l)	410	406
Series 2024-F-VLT4, REMIC, 8.26%, (1 Month Term SOFR + 3.94%), 06/15/26 (l)	1,025	1,007
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 7.26%, (1 Month Term SOFR + 2.94%), 03/15/27 (l)	730	724
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 7.01%, (1 Month Term SOFR + 2.45%), 12/15/37 (l) (t)	130	129
Capital Four CLO VIII Designated Activity Company
Series D-8X, 6.31%, (3 Month EURIBOR + 3.25%), 10/25/37, EUR (e) (l)	520	562
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (l)	132	124
CFSP 2024-AHP1 A
Series 2024-A-AHP1, REMIC, 6.50%, 04/17/37	805	785
Chenango Park CLO, Ltd.
Series 2018-A2-1A, 6.11%, (3 Month Term SOFR + 1.81%), 04/15/30 (l)	264	264
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 4.39%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (e) (l)	100	108
CIFC Funding 2024-III Ltd
Series 2024-A1-3A, REMIC, 5.77%, (3 Month Term SOFR + 1.48%), 07/21/37 (l)	300	301
CIFC Funding 2025-II Ltd
Series 2025-A-2A, 5.43%, (3 Month Term SOFR + 1.13%), 04/15/38 (l)	250	250
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 6.00%, (3 Month Term SOFR + 1.71%), 01/22/31 (l)	250	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
COMM 2024-WCL1 MORTGAGE TRUST
Series 2024-E-WCL1, REMIC, 8.81%, (1 Month Term SOFR + 4.49%), 06/15/26 (l)	490	488
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 5.48%, (1 Month Term SOFR + 1.16%), 11/25/35 (l) (p)	39	40
Concord Music Royalties LLC
Series 2024-A-1A, 5.64%, 10/20/29	441	439
CONE Trust 2024-DFW1
Series 2024-E-DFW1, REMIC, 8.21%, (1 Month Term SOFR + 3.95%), 08/15/41 (l)	480	479
Contego CLO V Designated Activity Company
Series DR-5X, 5.56%, (3 Month EURIBOR + 3.10%), 10/15/37, EUR (e) (l)	340	366
Contego CLO VII Designated Activity Company
Series DR-7X, 6.13%, (3 Month EURIBOR + 3.45%), 01/23/38, EUR (e) (l)	430	465
Contego CLO XI Designated Activity Company
Series DR-11X, 5.93%, (3 Month EURIBOR + 3.20%), 11/20/38, EUR (e) (l)	320	346
Cook Park CLO, Ltd.
Series 2018-B-1A, 5.96%, (3 Month Term SOFR + 1.66%), 04/17/30 (l)	258	257
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.63%, 11/18/25 (l)	96	92
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 9.80%, (1 Month Term SOFR + 4.98%), 10/15/37 (l)	200	186
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	238	234
CVC Cordatus Opportunity Loan Fund Designated Activity Company
Series DR-1X, 5.26%, 09/18/33, EUR (e) (l)	1,030	1,106
DBGS 2018-BIOD Mortgage Trust
Series 2018-A-BIOD, REMIC, 5.17%, (1 Month Term SOFR + 1.10%), 05/15/35 (l) (p)	8	8
Series 2018-D-BIOD, REMIC, 5.67%, (1 Month Term SOFR + 1.60%), 05/15/35 (l) (p)	237	233
Series 2018-F-BIOD, REMIC, 6.37%, (1 Month Term SOFR + 2.30%), 05/15/35 (l) (p)	967	965
DBGS 2024-SBL
Series 2024-A-SBL, REMIC, 6.20%, (1 Month Term SOFR + 1.88%), 08/17/26 (l)	110	110
Diameter Capital CLO 9 Ltd
Series 2025-A-9A, 5.49%, (3 Month Term SOFR + 1.17%), 04/20/38 (l)	250	249
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 6.21%, (3 Month Term SOFR + 1.91%), 07/15/30 (l)	250	250
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 7.27%, 06/11/27 (l)	918	926
Elmwood CLO II Ltd
Series 2019-BRR-2A, 5.99%, (3 Month Term SOFR + 1.70%), 10/20/37 (l)	350	350
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 7.10%, (1 Month Term SOFR + 2.78%), 11/15/38 (l)	1,009	1,003
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 6.68%, (1 Month Term SOFR + 2.36%), 07/15/38 (l)	1,886	1,886
Series 2021-E-ESH, REMIC, 7.28%, (1 Month Term SOFR + 2.96%), 07/15/38 (l)	1,201	1,201
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company
Series 2023-DR-1X, 5.22%, 02/15/38, EUR (e) (l)	440	467
FNA 8, LLC
Series 2025-A-1, 5.62%, 03/15/45 (d) (l)	1,154	1,154
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.77%, (1 Month Term SOFR + 1.45%), 08/19/42 (l)	810	807
Golub Capital Partners CLO 77 B Ltd
Series 2024-A1-77A, 5.54%, (3 Month Term SOFR + 1.25%), 01/25/38 (l)	250	251
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,915	1,937
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	458	373
GreenSky Home Improvement Trust 2024-1
Series 2024-A4-1, 5.67%, 06/25/59	1,382	1,401
Series 2024-B-1, 5.87%, 06/25/59	160	163
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.45%, (1 Month Term SOFR + 1.13%), 07/15/39 (l)	423	422
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2022-A-ECI, REMIC, 6.51%, (1 Month Term SOFR + 2.19%), 08/15/39 (l)	117	117
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 7.37%, (1 Month Term SOFR + 3.05%), 11/15/36 (l)	1,303	1,284
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 10/15/26 (l)	239	237
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.73%, (1 Month Term SOFR + 1.26%), 06/16/36 (l)	230	220
GS Mortgage Securities Corporation Trust 2025-800D
Series 2025-A-800D, 6.97%, 11/18/27 (f)	1,439	1,439
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	590
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.69%, 12/12/53 (l)	938	66
Harvest CLO XXXII Designated Activity Company
Series D-32X, 6.27%, (3 Month EURIBOR + 3.60%), 07/27/37, EUR (e) (l)	322	348
Henley CLO XI Designated Activity Company
Series D-11X, 4.97%, 04/25/39, EUR (e) (l)	490	522
Henley CLO XII Designated Activity Company
Series D-12X, 5.88%, (3 Month EURIBOR + 3.10%), 01/15/38, EUR (e) (l)	320	346
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 5.86%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	821	819
Series 2024-D-ORL, REMIC, 7.51%, (1 Month Term SOFR + 3.19%), 05/15/26 (l)	867	863
Holland Park CLO Designated Activity Company
Series A1RR-1X, 3.47%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (e) (l)	77	83
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (l)	138	128
Huntington National Bank, The
Series 2024-B2-1, 5.74%, (SOFR 30-Day Average + 1.40%), 02/20/28 (g) (l)	722	723
Independence Plaza Trust 2018-INDP
Series 2018-B-INDP, REMIC, 3.91%, 07/11/25	354	349
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 7.05%, (1 Month Term SOFR + 2.74%), 07/08/33 (l) (p)	192	144
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.88%, (1 Month Term SOFR + 2.56%), 04/15/26 (l)	1,108	1,106
Series 2021-F-MHC, REMIC, 7.38%, (1 Month Term SOFR + 3.06%), 04/15/26 (l)	520	519
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (l)	481	413
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (l)	2,393	1,956
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (l)	3,409	3,023

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (l)	1,620	1,094
Jubilee CLO 2024-XXIX Designated Activity Company
Series 2024-D-29X, 5.73%, (3 Month EURIBOR + 3.20%), 01/17/39, EUR (e) (l)	540	582
JW Commercial Mortgage Trust 2024-MRCO
Series 2024-D-MRCO, REMIC, 7.51%, 06/15/26 (l)	340	337
KSL Commercial Mortgage Trust 2024-HT2
Series 2024-A-HT2, REMIC, 5.86%, (1 Month Term SOFR + 1.54%), 12/15/26 (l)	625	623
LBA Trust 2024-BOLT
Series 2024-F-BOLT, REMIC, 8.76%, 06/15/26 (l)	149	148
LCM 36 Ltd
Series A1R-36A, 5.39%, (3 Month Term SOFR + 1.07%), 01/15/34 (l)	780	776
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (l)	830	829
Lyra Music Assets Delaware LP
Series 2024-A2-2A, 5.76%, 12/20/29 (g)	1,168	1,173
Mariner Finance Issuance Trust 2024- A
Series 2024-A-AA, 5.13%, 09/22/36	837	849
Series 2024-D-AA, 6.77%, 09/22/36	139	141
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	431	433
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.53%, (1 Month Term SOFR + 1.21%), 07/18/36 (l)	129	129
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 7.69%, (1 Month Term SOFR + 3.37%), 12/16/26 (l)	695	680
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.54%, (1 Month Term SOFR + 2.22%), 04/15/26 (l)	1,222	1,219
Series 2021-F-MHC, REMIC, 7.04%, (1 Month Term SOFR + 2.72%), 04/15/26 (l)	137	136
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 7.18%, (1 Month Term SOFR + 2.86%), 07/15/38 (l)	602	596
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (l) (t)	338	316
Myers Park CLO, Ltd.
Series 2018-B1-1A, 6.15%, (3 Month Term SOFR + 1.86%), 10/21/30 (l)	250	250
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	236	223
Series 2021-C-DA, 3.48%, 04/15/60	609	570
Series 2021-A-DA, 5.51%, (Prime + -1.99%), 04/15/60 (l)	824	817
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	2,069	2,101
Nelnet Student Loan Trust 2021-A
Series 2021-B1-A, 2.85%, 04/20/62	981	866
Series 2021-D-A, 4.93%, 04/20/62	930	846
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	882
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	112
Nelnet Student Loan Trust 2025-A
Series 2025-A1B-AA, 5.43%, (SOFR 30-Day Average + 1.30%), 03/15/57 (l)	1,930	1,915
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 5.96%, (3 Month Term SOFR + 1.66%), 04/28/31 (l)	200	200
OCP CLO 2015-9, Ltd.
Series 2015-AR3-9A, 5.42%, (3 Month Term SOFR + 1.10%), 01/15/37 (l)	250	248
Oha Credit Partners X Ltd
Series 2014-AR2-10RA, 5.45%, (3 Month Term SOFR + 1.13%), 04/20/38 (l)	250	249
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	96	94
Palmer Square CLO 2021-1 Ltd
Series 2021-A1AR-1A, 5.47%, (3 Month Term SOFR + 1.15%), 04/20/38 (l)	210	209
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-D-2X, 5.71%, (3 Month EURIBOR + 3.15%), 05/15/34, EUR (e) (l)	380	410
Palmer Square European Loan Funding 2024-3 Designated Activity Company
Series 2024-D-3X, 5.93%, (3 Month EURIBOR + 3.05%), 05/15/34, EUR (e) (l)	320	345
Penta CLO 17 Designated Activity Company
Series 2024-D-17X, 5.81%, (3 Month EURIBOR + 3.25%), 08/15/38, EUR (e) (l)	350	377
Pikes Peak CLO 4
Series 2019-ARR-4A, 5.51%, 07/15/34 (l)	250	249
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 8.31%, (1 Month Term SOFR + 3.46%), 07/15/38 (l)	141	89
PRM5 Trust 2025-PRM5
Series 2025-D-PRM5, REMIC, 5.25%, 03/10/28 (l)	900	884
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 6.93%, (1 Month Term SOFR + 2.61%), 07/25/51 (l)	60	61
Series 2021-C-1A, 8.18%, (1 Month Term SOFR + 3.86%), 07/25/51 (l)	52	53
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	408
Providus CLO II Designated Activity Company
Series DRR-2X, 5.99%, (3 Month EURIBOR + 3.20%), 10/15/38, EUR (e) (l)	346	374
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-A-FL10, 6.82%, (1 Month Term SOFR + 2.50%), 10/25/39 (l)	1,159	1,164
Recette CLO, Ltd.
Series 2015-BRR-1A, 5.95%, (3 Month Term SOFR + 1.66%), 04/20/34 (l)	250	248
Regatta 31 Funding Ltd
Series 2025-A1-1A, 5.47%, (3 Month Term SOFR + 1.17%), 03/25/38 (l)	300	298
Regatta XVIII Funding Ltd
Series 2021-A1R-1A, 5.48%, (3 Month Term SOFR + 0.00%), 04/15/38 (l)	250	250
Republic Finance Issuance Trust 2024-A
Series 2024-A-A, 5.91%, 06/21/27	1,284	1,303
Rockford Tower Europe CLO 2025-1 Designated Activity Company
Series 2025-D-1X, 0.00%, (3 Month EURIBOR + 0.00%), 10/25/37, EUR (e) (l)	430	463
RR 28 Ltd
Series 2024-A1R-28RA, 5.85%, (3 Month Term SOFR + 1.55%), 04/15/37 (l)	762	762
SCG Commercial Mortgage Trust 2025-DLFN
Series 2025-E-DLFN, REMIC, 7.26%, 03/15/27 (l)	520	520
Sesac Finance LLC
Series 2019-A2-1, REMIC, 5.22%, 07/25/26	151	149
Silver Point CLO 7 LTD
Series 2024-A1-7A, 5.64%, (3 Month Term SOFR + 1.36%), 01/15/38 (l)	250	249
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 9.18%, (1 Month Term SOFR + 4.86%), 10/15/41 (l)	1,434	1,506
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	296	286
Series 2021-C-A, 2.99%, 01/15/53	1,715	1,482
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	186	179
Series 2021-C-C, REMIC, 3.00%, 01/15/53	110	97
Series 2021-D-C, REMIC, 3.93%, 01/15/53	37	33
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.45%, (SOFR 30-Day Average + 1.25%), 07/05/53 (l)	1,169	1,177
SoFi Personal Loan Trust 2023-1
Series 2023-A-1, 6.00%, 09/13/27 (l)	1,101	1,115

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Series 2023-R1-1, 0.00%, 11/12/30 (l)	27	1,236
Sona Fios CLO III DAC
Series D-3X, 6.41%, 04/20/37, EUR (l)	690	746
Spirit Airlines, Inc.
Series 2015-A-1, 0.00%, 04/01/28 (a) (o)	25	23
Series 2017-A-1, 0.00%, 02/15/30 (a) (o)	742	640
Series 2017-AA-1, 0.00%, 02/15/30 (a) (o)	282	248
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	1,031	1,037
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (l)	24	700
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 6.36%, (1 Month Term SOFR + 2.04%), 07/15/36 (l)	401	398
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.16%, (1 Month Term SOFR + 0.85%), 11/15/38 (l)	227	226
Series 2021-F-MFP, REMIC, 7.59%, (1 Month Term SOFR + 2.74%), 11/15/38 (l)	1,324	1,315
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 7.58%, (1 Month Term SOFR + 2.73%), 11/16/26 (l)	360	356
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	833	841
TDC Cactus EU Warehouse Designated Activity Company
Series 2025-D-1X, 0.00%, 04/15/38, EUR (e) (l)	520	560
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 5.68%, (3 Month Term SOFR + 1.38%), 01/17/34 (l)	250	250
TICP CLO XII, Ltd.
Series 2018-BR-12A, 6.21%, (3 Month Term SOFR + 1.91%), 07/17/34 (l)	250	248
Tikehau CLO XII Designated Activity Company
Series D-12X, 6.72%, (3 Month EURIBOR + 3.25%), 10/20/38, EUR (e) (l)	570	615
Trinitas CLO XIV, Ltd.
Series 2020-BR-14A, 6.25%, (3 Month Term SOFR + 1.95%), 01/25/34 (l)	260	260
Series 2020-CR-14A, 6.70%, (3 Month Term SOFR + 2.40%), 01/25/34 (l)	260	260
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	164
United Airlines Pass Through Trust 2019-2AA
Series 2019-A-2, REMIC, 2.90%, 05/01/28	119	110
Victory Street CLO I Designated Activity Company
Series D-1X, 6.32%, (3 Month EURIBOR + 3.45%), 01/15/38, EUR (e) (l)	480	520
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (l)	325	314
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 4.46%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (l)	250	269
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (l)	500	497
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (l)	211	192
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.80%, 07/17/53 (l)	4,817	352
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.50%, 04/17/54 (l)	2,817	175
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 4.95%, 07/15/27 (l)	417	418
Whitebox CLO I Ltd
Series 2019-BRR-1A, 6.05%, (3 Month Term SOFR + 1.75%), 07/24/36 (l)	250	250
Total Non-U.S. Government Agency Asset-Backed Securities (cost $120,576)		116,060
INVESTMENT COMPANIES 3.4%
Health Care Select Sector SPDR Fund	9	1,259
iShares 0-5 Year TIPS Bond ETF (u)	31	3,167
iShares Broad USD High Yield Corporate Bond ETF (c) (u)	81	2,999
iShares China Large-Cap ETF (c) (u)	77	2,751
iShares Core S&P Small Cap ETF (u)	12	1,292
iShares MSCI Brazil ETF (c) (u)	41	1,049
iShares MSCI China ETF (u)	84	4,586
KraneShares CSI China Internet ETF (h)	81	2,822
SPDR Blackstone Senior Loan ETF (c)	33	1,349
SPDR Gold Shares (c) (h)	189	54,436
SPDR S&P Homebuilders ETF (c)	12	1,191
SPDR S&P Regional Banking ETF (c)	17	949
VanEck J. P. Morgan EM Local Currency Bond ETF	169	4,040
VanEck Semiconductor ETF (c)	9	1,946
Total Investment Companies (cost $81,475)		83,836
PREFERRED STOCKS 0.3%
Financials 0.2%
Banco Bradesco S/A. (k)	277	614
Citigroup Capital XIII, 10.92%, 10/30/40	70	2,093
Itau Unibanco Holding S.A. (k)	300	1,651
Wells Fargo & Company - Series A, 7.50% (i) (k)	1	1,072
		5,430
Consumer Staples 0.1%
Henkel AG & Co. KGaA (f) (k)	11	878
Health Care 0.0%
Roche Holding AG	2	655
Materials 0.0%
Gerdau S.A.	150	426
Total Preferred Stocks (cost $7,266)		7,389
WARRANTS 0.0%
Evgo Inc. (a)	23	5
Hippo Holdings Inc. (a)	20	—
Latch, Inc. (a) (d)	53	—
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	34
Total Warrants (cost $441)		39
SHORT TERM INVESTMENTS 13.3%
Investment Companies 11.9%
JNL Government Money Market Fund - Class I, 4.20% (u) (v)	297,113	297,113
Securities Lending Collateral 1.4%
JNL Government Money Market Fund - Class SL, 4.30% (u) (v)	36,126	36,126
Treasury Securities 0.0%
Presidencia da Republica
12.98%, 01/01/26, BRL	3,061	482
The Arab Republic of Egypt
22.04%, 11/18/25, EGP	7,875	133
21.77%, 12/16/25, EGP	17,800	297
		912
Total Short Term Investments (cost $334,121)		334,151
Total Investments 101.5% (cost $2,516,718)		2,544,305
Total Purchased Options 0.4% (cost $6,722)		8,795
Other Derivative Instruments (0.3)%		(7,510)
Other Assets and Liabilities, Net (1.6)%		(38,560)
Total Net Assets 100.0%		2,507,030

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

As of March 31, 2025, the value and the percentage of net assets of these securities was $134,962 and 5.4% of the Fund.

(h) All or a portion of the security is subject to a written call option.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Convertible security.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(o) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(q) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $18,524.

(r) Treasury inflation indexed note, par amount is adjusted for inflation.

(s) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	3,079	—	—	4	—	88	3,167	0.1
iShares Biotechnology ETF	2,644	—	2,656	2	(206)	218	—	—
iShares Broad USD High Yield Corporate Bond ETF	2,998	—	—	35	—	1	2,999	0.1
iShares China Large-Cap ETF	—	2,694	—	—	—	57	2,751	0.1
iShares Core S&P Small Cap ETF	1,423	—	—	4	—	(131)	1,292	0.1
iShares iBoxx $ High Yield Corporate Bond ETF	3,392	—	3,438	16	27	19	—	—
iShares Latin America 40 ETF	730	—	844	—	(68)	182	—	—
iShares MSCI Brazil ETF	914	—	—	—	—	135	1,049	—
iShares MSCI China ETF	3,950	—	—	—	—	636	4,586	0.2
iShares MSCI Emerging Markets ETF	354	—	378	—	1	23	—	—
iShares Russell Mid-Cap Growth ETF	495	—	469	—	97	(123)	—	—
JNL Government Money Market Fund, 4.20% - Class I	251,956	216,494	171,337	2,681	—	—	297,113	11.9
JNL Government Money Market Fund, 4.30% - Class SL	37,793	181,784	183,451	447	—	—	36,126	1.4
	309,728	400,972	362,573	3,189	(149)	1,105	349,083	13.9

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	06/04/24	298	301	—
AA Bond Co Limited, 6.50%, 01/31/26	04/23/24	1,168	1,210	0.1
AB Carval Euro CLO II-C Designated Activity Company, Series D-2X, 6.31%, 02/15/37	07/05/24	412	412	—
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	09/02/24	221	217	—
AC Energy, Inc., 4.00%	02/13/25	200	200	—
ADLER Real Estate Service GmbH, 3.00%, 04/27/26	09/19/24	531	528	—
Adyen N.V.	12/19/24	1,003	860	0.1
AIA Group Limited, 5.40%, 09/30/54	02/12/25	282	282	—
AIB Group Public Limited Company, 6.00% (callable at 100, 07/14/31)	01/07/25	466	473	—
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana	10/22/24	82	111	—
Alibaba Group Holding Limited	03/25/25	6	6	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	2,197	2,313	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	726	727	0.1
alstria office REIT-AG, 5.50%, 03/20/31	03/14/25	107	105	—
Altice France, 3.38%, 01/15/28	10/24/24	118	118	—
Altice France, 4.13%, 01/15/29	10/21/24	98	101	—
Altice France, 4.25%, 10/15/29	10/22/24	97	101	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amber FinCo PLC, 6.63%, 07/15/29	07/04/24	853	877	0.1
Amgen Inc., 5.50%, 12/07/26	09/13/22	117	130	—
AMS-Osram AG, 2.13%, 11/03/27	11/15/23	628	651	—
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	115	129	—
Apcoa Group GmbH, 6.91%, 04/15/31	09/25/24	293	286	—
Arbour CLO VI Designated Activity Company, Series DR-6X, 5.76%, 11/16/37	09/20/24	491	476	—
Ardagh Packaging Finance Public Limited Company, 2.13%, 08/15/26	12/10/24	359	369	—
Arena Luxembourg Finance S.a r.l., 0.00%, 05/01/30	03/25/25	330	332	—
Arini European CLO IV Designated Activity Company, Series D-4X, 6.27%, 01/15/38	10/24/24	682	677	0.1
Arini European CLO V Designated Activity Company, Series D-5X, 5.15%, 01/17/39	02/21/25	356	365	—
Aroundtown SA, 7.13% (callable at 100, 01/16/30)	07/24/24	349	434	—
Aroundtown SA, 8.63% (callable at 100, 05/07/29)	01/24/25	619	651	—
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	07/09/24	796	729	0.1
AT&T Inc., 5.50%, 03/15/27	09/07/22	175	196	—
Atlantica Infraestructura Sostenible Sociedad Limitada, 5.63%, 02/15/32	10/23/24	327	335	—
Atos SE, 5.00%, 12/18/30	01/10/25	269	409	—
Atos SE, 1.00%, 12/18/32	02/05/25	134	161	—
Aurium CLO XIII Designated Activity Company, Series D-13X, 5.17%, 04/15/38	01/30/25	239	247	—
Avoca CLO XVIII Designated Activity Company, Series DR-18X, 5.70%, 04/15/38	12/13/24	262	270	—
Avoca Static CLO I Designated Activity Company, Series DR-1X, 5.74%, 01/15/35	11/04/24	239	237	—
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	02/10/25	289	290	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	06/04/24	435	448	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.38% (callable at 100, 06/21/28)	07/25/24	230	237	—
Banco Santander, S.A., 3.13%, 10/06/26	09/14/22	563	639	—
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	594	598	—
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	07/30/24	464	466	—
Bankinter Sociedad Anonima, 7.38% (callable at 100, 08/15/28)	07/24/24	447	453	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	114	126	—
Barclays PLC, 3.25%, 02/12/27	09/12/22	112	125	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	310	323	—
Bellis Finco PLC, 4.00%, 02/16/27	11/16/23	1,019	1,092	0.1
Bertrand Franchise Finance, 6.49%, 07/18/30	05/30/24	506	502	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	309	345	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	114	128	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	106	119	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	1,065	1,058	0.1
Bper Banca S.P.A., 6.50% (callable at 100, 03/20/30)	11/13/24	211	220	—
Bracken Midco1 PLC, 6.75%, 11/01/27	12/03/24	228	232	—
Bubbles BidCo S.p.A., 6.50%, 09/30/31	09/18/24	403	392	—
Bubbles BidCo S.p.A., 6.93%, 09/30/31	09/18/24	392	383	—
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	07/24/24	430	442	—
CaixaBank, S.A., 6.25% (callable at 100, 07/24/32)	01/16/25	206	215	—
Capital Four CLO VIII Designated Activity Company, Series D-8X, 6.31%, 10/25/37	09/20/24	580	562	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	202	203	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	12/11/24	161	161	—
Cellnex Telecom, S.A.	03/17/22	5,877	5,681	0.3
Cellnex Telecom, S.A., 0.75%, 11/20/31	03/12/24	1,240	1,235	0.1
Centrica PLC, 6.50%, 05/21/55	05/14/24	648	667	0.1
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 4.39%, 04/15/33	07/07/20	112	108	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	725	719	0.1
Citigroup Inc., 1.25%, 07/06/26	05/09/23	593	598	—
City Of Ulaanbaataar Mongolia, 7.75%, 08/21/27	02/13/25	306	305	—
CK Hutchison Group Telecom Finance S.A., 2.63%, 10/17/34	02/21/24	258	259	—
Clean Renewable Power (Mauritius) Pte. Ltd, 4.25%, 03/25/27	02/12/25	235	232	—
COMMERZBANK Aktiengesellschaft, 4.25% (callable at 100, 10/09/27)	07/23/24	194	207	—
COMMERZBANK Aktiengesellschaft, 6.50% (callable at 100, 10/09/29)	05/15/24	647	670	0.1
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	429	469	—
Constellium SE, 5.38%, 08/15/32	07/25/24	273	268	—
Contego CLO V Designated Activity Company, Series DR-5X, 5.56%, 10/15/37	03/03/25	356	366	—
Contego CLO VII Designated Activity Company, Series DR-7X, 6.13%, 01/23/38	12/11/24	451	465	—
Contego CLO XI Designated Activity Company, Series DR-11X, 5.93%, 11/20/38	10/29/24	346	346	—
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27	03/14/25	313	311	—
Contourglobal Power Holdings SA, 5.00%, 02/28/30	01/23/25	268	275	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	108	121	—
Corporacion Financiera de Desarrollo S.A., 4.75%, 07/15/25	12/09/22	343	344	—
Credit Agricole SA, 5.88%	02/13/25	209	208	—
CVC Cordatus Opportunity Loan Fund Designated Activity Company, Series DR-1X, 5.26%, 09/18/33	03/13/25	1,117	1,106	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	561	554	—
Dell Bank International Designated Activity Company, 0.50%, 10/27/26	05/25/23	302	312	—
Deuce Finco PLC, 5.50%, 06/15/27	11/08/23	1,200	1,275	0.1
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/16/24	391	414	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Deutsche Bank Aktiengesellschaft, 4.63% (callable at 100, 10/30/27)	01/24/25	1,000	1,015	0.1
Deutsche Bank Aktiengesellschaft, 7.13%	03/24/25	216	212	—
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	01/08/25	621	645	—
Diamond II Ltd., 7.95%, 07/28/26	03/17/25	304	302	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	261	—
Duomo Bidco S.P.A., 6.91%, 07/15/31	07/03/24	476	479	—
Dynamo NewCo II GmbH, 6.25%, 10/15/31	09/25/24	206	204	—
Edge Finco PLC, 8.13%, 08/15/31	10/03/24	786	788	0.1
EDP, S.A., 4.63%, 09/16/54	09/09/24	439	434	—
Electricite de France, 3.38% (callable at 100, 06/15/30)	07/26/24	194	199	—
Electricite de France, 5.13% (callable at 100, 09/17/29)	09/10/24	219	217	—
Electricite de France, 5.63% (callable at 100, 06/17/32)	09/10/24	221	218	—
Electricite de France, 7.38% (callable at 100, 06/17/35)	09/10/24	262	259	—
Elior Group, 5.63%, 03/15/30	01/22/25	176	182	—
Elo, 2.88%, 01/29/26	01/20/25	200	211	—
Engineering - Ingegneria Informatica - S.P.A., 8.63%, 02/15/30	01/29/25	224	238	—
Eni S.P.A., 4.88% (callable at 100, 01/21/34)	01/14/25	332	343	—
EQUATE Petrochemical, 4.25%, 11/03/26	12/09/22	197	197	—
Eurobank Ergasias Services And Holdings S.A, 4.00%, 02/07/36	02/04/25	435	436	—
Eutelsat SA, 2.25%, 07/13/27	12/18/24	174	195	—
Eutelsat SA, 1.50%, 10/13/28	12/17/24	152	168	—
Evolution AB (publ)	06/27/24	1,236	1,056	0.1
F.I.S. - Fabbrica Italiana Sintetici S.p.A., 5.63%, 08/01/27	07/09/24	403	405	—
Far East Horizon Limited, 6.00%, 10/01/28	03/25/25	248	248	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/23/24	718	709	0.1
Fiber Midco S.p.A., 10.00%, 06/15/29	05/09/24	309	305	—
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company, Series 2023-DR-1X, 5.22%, 02/15/38	02/07/25	454	467	—
Fidelity National Information Services, Inc., 1.50%, 05/21/27	04/18/23	604	609	—
Forvia, 2.75%, 02/15/27	01/27/23	1,976	2,018	0.1
Fressnapf Holding SE, 5.25%, 10/31/31	10/23/24	225	227	—
FWD Group Investments Limited, 8.40%, 04/05/29	03/21/24	2,094	2,180	0.1
Gatwick Airport Finance PLC, 4.38%, 04/07/26	01/27/25	369	379	—
General Motors Financial Company, Inc., 4.30%, 02/15/29	04/23/24	408	416	—
Global Switch Finance B.V., 1.38%, 10/07/30	07/24/24	339	346	—
Goldman Sachs Group, Inc., The, 0.25%, 01/26/28	04/21/23	625	640	—
Goldman Sachs Group, Inc., The, 0.88%, 05/09/29	01/18/24	568	581	—
Grand Round, Inc.	03/31/15	1,774	483	—
Haidilao International Holding Ltd.	12/19/23	245	321	—
Harvest CLO XXXII Designated Activity Company, Series D-32X, 6.27%, 07/27/37	05/31/24	349	348	—
Heathrow Finance PLC, 6.63%, 03/01/31	10/03/24	1,125	1,123	0.1
Heimstaden Bostad AB, 0.63%, 07/24/25	03/11/24	517	513	—
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	480	499	—
Henley CLO XI Designated Activity Company, Series D-11X, 4.97%, 04/25/39	02/10/25	505	522	—
Henley CLO XII Designated Activity Company, Series D-12X, 5.88%, 01/15/38	10/22/24	345	346	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 3.47%, 11/14/32	07/10/20	86	83	—
HSBC Holdings PLC, 4.75% (callable at 100, 07/04/29)	07/23/24	466	475	—
Hyundai Capital America, 5.69%, 03/27/30	03/24/25	300	298	—
I&M Holdings Limited, 2.38%, 01/15/27	07/24/24	103	105	—
Iberdrola Finance Ireland Designated Activity Company, 1.50%, 03/27/30	03/20/25	326	326	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	739	737	0.1
IHO Verwaltungs GmbH, 7.00%, 11/15/31	03/18/25	433	436	—
Iliad Holding, 5.63%, 10/15/28	11/28/23	2,049	2,077	0.1
India Cleantech Energy, 4.70%, 08/10/26	02/12/25	233	231	—
INEOS Finance PLC, 5.63%, 08/15/30	01/29/25	158	164	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	380	380	—
INEOS Quattro Finance 2 plc, 6.75%, 04/15/30	10/02/24	294	287	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	113	126	—
ING Groep N.V., 7.25% (callable at 100, 11/16/34)	09/05/24	450	455	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	114	127	—
Intesa Sanpaolo SPA, 8.51%, 09/20/32	12/19/24	334	347	—
Intrum AB, 3.00%, 09/15/27	05/28/24	399	459	—
Intrum AB, 9.25%, 03/15/28	02/14/25	205	216	—
Irca S.P.A., 6.23%, 12/15/29	11/27/24	316	324	—
Ireland, Government of, 2.60%, 10/18/34	06/28/24	9,149	9,169	0.4
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	06/14/24	328	244	—
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	390	444	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	597	615	—
JPMorgan Chase & Co., 3.67%, 06/06/28	11/13/24	530	542	—
Jubilee CLO 2024-XXIX Designated Activity Company, Series 2024-D-29X, 5.73%, 01/17/39	09/27/24	603	582	—
Julius Bar Gruppe AG, 6.63% (callable at 100, 08/15/29)	01/28/25	215	221	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kaixo Bondco Telecom SA., 5.13%, 09/30/29	06/12/24	288	296	—
KASIKORNBANK Public Company Limited, 3.34%, 10/02/31	02/10/25	289	291	—
KBC Groep, 1.25%, 09/21/27	09/07/22	107	122	—
Kleopatra Finco S.a r.l., 4.25%, 03/01/26	07/31/24	639	622	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	116	118	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	113	127	—
Kumba Iron Ore Ltd	04/05/22	258	160	—
LG Energy Solution Ltd., 0.00%, 04/02/30	03/25/25	200	199	—
LG Energy Solution Ltd., 5.38%, 04/02/30	03/25/25	199	199	—
Lion/Polaris Lux 4 S.A., 6.30%, 07/01/29	06/26/24	492	494	—
Lookout, Inc. - Series F	09/19/14	3,242	383	—
Lookout, Inc.	03/04/15	237	14	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	152	—
Lottomatica S.p.A., 5.74%, 06/01/31	05/14/24	224	225	—
Loxama, 6.38%, 05/31/29	03/12/24	1,069	1,068	0.1
Lune Holdings S.a r.l., 5.63%, 11/15/28	08/08/24	379	385	—
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	278	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	200	—
Market Bidco Finco PLC, 4.75%, 11/04/27	02/09/24	401	402	—
Market Bidco Finco PLC, 5.50%, 11/04/27	12/08/23	975	1,025	0.1
Marubeni Corporation, 5.38%, 04/01/35	03/24/25	200	200	—
Matterhorn Telecom S.A., 3.13%, 09/15/26	09/05/23	2,062	2,112	0.1
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29	02/13/25	317	311	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	10/14/24	120	123	—
MONETA Money Bank, a.s.	05/20/24	66	94	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	02/13/25	222	222	—
Motion Finco S.a r.l., 7.38%, 06/15/30	07/09/24	327	315	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	01/30/25	348	371	—
MTR Corporation Limited, 5.25%, 04/01/55	03/25/25	369	370	—
Muangthai Capital Public Company Limited, 6.88%, 09/30/28	03/24/25	304	302	—
Muthoot Finance Limited, 6.38%, 04/23/29	03/19/25	198	197	—
National Bank of Greece SA, 5.88%, 06/28/35	07/24/24	409	411	—
National Grid PLC, 0.16%, 01/20/28	05/24/23	764	789	0.1
Nationwide Building Society, 5.75% (callable at 100, 06/20/27)	07/25/24	264	270	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	09/09/24	726	725	0.1
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	111	127	—
Netflix, Inc., 3.63%, 05/15/27	05/09/23	1,135	1,156	0.1
Nexi Spa, 0.00%, 02/24/28	07/24/24	473	489	—
NN Group N.V., 5.75% (callable at 100, 09/11/34)	03/04/25	292	287	—
Nobian Finance B.V., 3.63%, 07/15/26	03/13/24	455	454	—
Nongfu Spring Co., Ltd. - Class H	03/26/24	738	721	0.1
Ontex Group, 5.25%, 04/15/30	03/26/25	108	109	—
Palmer Square European Loan Funding 2024-2 Designated Activity Company, Series 2024-D-2X, 5.71%, 05/15/34	07/16/24	414	410	—
Palmer Square European Loan Funding 2024-3 Designated Activity Company, Series 2024-D-3X, 5.93%, 05/15/34	10/17/24	346	345	—
Paprec Holding, 7.25%, 11/17/29	07/11/24	567	568	—
PCF GmbH, 4.75%, 04/15/29	07/24/24	422	409	—
PCF GmbH, 7.54%, 04/15/29	07/24/24	300	290	—
Penta CLO 17 Designated Activity Company, Series 2024-D-17X, 5.81%, 08/15/38	06/14/24	375	377	—
Picard Groupe, 6.38%, 07/01/29	06/26/24	271	282	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	10/03/24	378	372	—
Presidence de la Republique de Cote d'Ivoire, 6.38%, 03/03/28	12/12/22	198	200	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	322	325	—
PrestigeBidCo GmbH, 6.54%, 07/01/29	06/19/24	383	388	—
Providus CLO II Designated Activity Company, Series DRR-2X, 5.99%, 10/15/38	09/19/24	386	374	—
PT. Bank Negara Indonesia (Persero), Tbk., 4.30% (callable at 100, 03/24/27)	02/12/25	287	284	—
PT. Freeport Indonesia, 4.76%, 04/14/27	12/09/22	343	345	—
PT. Freeport Indonesia, 6.20%, 04/14/52	02/20/25	298	292	—
PT. Indofood Cbp Sukses Makmur, 4.75%, 06/09/51	03/10/25	249	240	—
PT. Perusahaan Listrik Negara, 1.88%, 11/05/31	03/10/25	281	277	—
Puma International Financing S.A., 7.75%, 04/25/29	02/13/25	306	303	—
Punch Finance PLC, 6.13%, 06/30/26	11/29/23	1,395	1,458	0.1
Q-Park Holding I B.V., 5.13%, 02/15/30	06/20/24	727	738	0.1
Quintis Limited	11/03/17	1,905	—	—
RCI Banque, 4.75%, 03/24/37	03/10/25	216	215	—
REI Agro Limited, 0.00%, 11/16/16	08/26/11	606	—	—
Rockford Tower Europe CLO 2025-1 Designated Activity Company, Series 2025-D-1X, 0.00%, 10/25/37	03/07/25	466	463	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	47	49	—
Rossini S.a r.l., 6.56%, 12/31/29	07/11/24	331	332	—
Rossini S.a r.l., 6.75%, 12/31/29	07/11/24	233	242	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samarco Mineracao S/A, 9.00%, 06/30/31	02/13/24	31	32	—
Sandor-Palota, 5.38%, 09/12/33	01/25/24	51	51	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	114	128	—
Sappi Papier Holding GmbH, 4.50%, 03/15/32	03/05/25	250	248	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	401	395	—
Saudi Electricity Sukuk Programme Co., 5.23%, 02/18/30	02/11/25	300	303	—
Saudi Electricity Sukuk Programme Co., 5.49%, 02/18/35	02/11/25	300	304	—
Schaeffler AG, 4.25%, 04/01/28	03/25/25	216	216	—
Schaeffler AG, 5.38%, 04/01/31	03/25/25	—	107	—
Seche Environnement, 4.50%, 03/25/30	03/18/25	109	108	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	05/23/23	164	190	—
Sigma Holdco B.V., 5.75%, 05/15/26	08/03/23	168	174	—
SMC Global Power Holdings Corp., 8.13% (callable at 100, 12/02/29)	02/13/25	302	301	—
SoftBank Group Corp, 6.88% (callable at 100, 07/19/27)	02/10/25	299	297	—
SoftBank Group Corp, 5.38%, 01/08/29	06/27/24	944	967	0.1
SoftBank Group Corp, 5.75%, 07/08/32	06/27/24	825	846	0.1
Stena International S.A., 7.25%, 01/15/31	03/10/25	1,431	1,416	0.1
Studio City Finance Limited, 5.00%, 01/15/29	02/13/25	276	271	—
Summer (BC) Holdco B S.a r.l., 5.88%, 02/15/30	02/07/25	158	162	—
Summer (BC) Holdco B S.a r.l., 6.79%, 02/15/30	02/07/25	206	215	—
Swedbank AB, 1.38%, 12/08/27	09/07/22	106	122	—
Takeda Pharmaceutical Company Limited, 2.25%, 11/21/26	08/09/23	580	581	—
TDC Cactus EU Warehouse Designated Activity Company, Series 2025-D-1X, 0.00%, 04/15/38	03/13/25	564	560	—
Tele Columbus AG, 0.00%, 03/19/29	03/21/24	606	623	—
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	308	346	—
Tereos Finance Groupe I, 5.75%, 04/30/31	01/08/25	159	167	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	08/02/23	329	341	—
Teva Pharmaceutical Finance Netherlands II B.V., 3.75%, 05/09/27	07/27/23	672	697	0.1
Thames Water Utilities Finance PLC, 4.00%, 06/19/25	04/16/24	1,022	836	0.1
The Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	96	97	—
The Hashemite Kingdom of Jordan, The Government of, 4.95%, 07/07/25	04/06/23	309	310	—
The Republic of Indonesia, The Government of, 7.13%, 06/15/38	08/01/24	1,512	1,415	0.1
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	657	669	0.1
Tikehau CLO XII Designated Activity Company, Series D-12X, 6.72%, 10/20/38	06/27/24	610	615	—
TK Elevator Holdco GmbH, 6.63%, 07/15/28	01/30/24	586	598	—
Toronto-Dominion Bank, The, 2.88%, 04/05/27	09/07/22	111	124	—
TotalEnergies Capital International, 1.66%, 07/22/26	09/07/22	112	124	—
TUI Cruises GmbH, 5.00%, 05/15/30	11/19/24	170	173	—
UnipolSai Assicurazioni S.p.A., 4.90%, 05/23/34	05/16/24	217	221	—
United Group B.V., 6.50%, 10/31/31	10/09/24	170	168	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/13/25	314	310	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	499	516	—
Verisure Midholding AB, 5.25%, 02/15/29	01/25/23	858	926	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	02/13/23	1,701	1,738	0.1
VFU Funding PLC, 9.62%, 02/11/27	06/21/23	138	158	—
Victory Street CLO I Designated Activity Company, Series D-1X, 6.32%, 01/15/38	11/04/24	522	520	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	09/28/23	799	876	0.1
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	1,067	1,053	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/03/23	1,797	1,822	0.1
Vivion Investments S.a r.l., 8.00%, 08/31/28	12/13/24	736	762	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	108	110	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	125	130	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/11/24	1,109	1,093	0.1
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/15/24	311	314	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	115	128	—
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	939	916	0.1
Wells Fargo & Company, 1.38%, 10/26/26	04/20/23	608	613	—
Wells Fargo & Company, 1.50%, 05/24/27	05/25/23	892	929	0.1
Wells Fargo & Company, 0.63%, 03/25/30	11/13/24	542	550	—
Wizz Air Holdings PLC	04/03/24	202	153	—
Worldline, 0.00%, 07/30/26	05/23/24	781	801	0.1
Wynn Macau, Limited, 5.63%, 08/26/28	02/13/25	292	289	—
Xiaomi Corporation	03/26/25	459	432	—
Zegona Finance PLC, 6.75%, 07/15/29	07/10/24	629	655	—
Ziggo Bond Company B.V., 6.13%, 11/15/32	10/01/24	188	174	—
		148,014	142,693	5.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	770	June 2025	AUD	86,234	331	323
Chicago Board Options Exchange Volatility Index	1	June 2025		22	—	(2)
Chicago Board Options Exchange Volatility Index	1	August 2025		20	—	1
Chicago Board Options Exchange Volatility Index	1	October 2025		21	—	—
Chicago Board Options Exchange Volatility Index	1	November 2025		20	—	—
Euro BOBL	759	June 2025	EUR	89,913	(25)	(551)
Euro Bund	676	June 2025	EUR	88,644	(7)	(1,676)
Euro OAT	110	June 2025	EUR	13,739	(20)	(261)
Euro Schatz	95	June 2025	EUR	10,158	(3)	2
Euro STOXX 50 Price Index	22	June 2025	EUR	1,192	(19)	(54)
FTSE 100 Index	2	June 2025	GBP	175	(2)	(4)
Italy Government BTP Bond	39	June 2025	EUR	4,664	(6)	(87)
Long Gilt	89	June 2025	GBP	8,263	24	(134)
NIFTY 50 Index	255	April 2025		12,080	(137)	(162)
Nikkei 225 Index	168	June 2025	JPY	6,174,601	(1,505)	(1,221)
Russell 2000 Index	112	June 2025		11,543	(56)	(191)
S&P 500 Index	195	June 2025		55,851	270	(732)
S&P/TSX 60 Index	6	June 2025	CAD	1,771	10	19
STOXX Banks Index	373	June 2025	EUR	3,529	(70)	(148)
United States 5 Year Note	1,768	July 2025		190,604	(27)	616
United States Long Bond	177	June 2025		20,516	33	243
United States Ultra Bond	472	June 2025		57,425	207	277
					(1,002)	(3,742)
Short Contracts
3 Month SOFR Index	(161)	March 2026		(38,672)	—	(119)
Chicago Board Options Exchange Volatility Index	(2)	April 2025		(41)	—	(1)
Chicago Board Options Exchange Volatility Index	(1)	May 2025		(21)	1	1
Chicago Board Options Exchange Volatility Index	(1)	July 2025		(21)	—	1
Euro Buxl 30 Year Bond	(15)	June 2025	EUR	(1,894)	(5)	113
Japan 10 Year Bond	(15)	June 2025	JPY	(2,067,895)	(63)	(54)
NASDAQ 100 Stock Index	(275)	June 2025		(109,378)	25	2,460
United States 10 Year Note	(775)	June 2025		(85,903)	(9)	(292)
United States 10 Year Ultra Bond	(2,309)	June 2025		(258,913)	(216)	(4,601)
United States 2 Year Note	(2,407)	July 2025		(497,642)	19	(1,021)
					(248)	(3,513)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	9.31	(M)	01/09/26	MXN	54,451	—	(22)
28-Day MEXIBOR (M)	Receiving	8.97	(M)	12/14/29	MXN	11,432	—	(21)
28-Day MEXIBOR (M)	Receiving	8.65	(M)	02/07/30	MXN	12,217	—	(15)
28-Day MEXIBOR (M)	Paying	8.47	(M)	02/25/26	MXN	95,054	—	12
28-Day MEXIBOR (M)	Paying	9.26	(M)	11/18/26	MXN	373,568	1	370
28-Day MEXIBOR (M)	Paying	9.04	(M)	11/14/29	MXN	138,145	—	267
3M JIBAR (Q)	Receiving	8.02	(Q)	03/26/26	ZAR	38,212	—	(12)
3M JIBAR (Q)	Receiving	8.15	(Q)	05/07/26	ZAR	55,613	—	(22)
3M JIBAR (Q)	Receiving	6.92	(Q)	09/23/26	ZAR	8,881	—	2
3M JIBAR (Q)	Receiving	7.25	(Q)	03/19/27	ZAR	21,556	(1)	2
3M JIBAR (Q)	Receiving	7.94	(Q)	03/19/30	ZAR	40,210	(7)	(18)
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	15	222
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	8	111
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	8	113
6M BUBOR (S)	Paying	6.55	(A)	03/19/30	HUF	192,410	(2)	(4)
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	(39)	2,491
6M EURIBOR (S)	Paying	6.50	(A)	03/19/27	HUF	481,392	(1)	(3)
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	67	679
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	53	628
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	41	430
6M EURIBOR (S)	Paying	2.42	(A)	01/31/30	EUR	429	1	—
6M EURIBOR (S)	Paying	2.43	(A)	02/03/30	EUR	862	1	1
6M PRIBOR (S)	Paying	3.46	(A)	03/19/30	CZK	22,595	3	(4)
6M PRIBOR (S)	Paying	3.56	(A)	06/18/30	CZK	5,670	—	—
6M PRIBOR (S)	Paying	3.66	(A)	06/18/30	CZK	9,191	2	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M WIBOR (S)	Receiving	5.24	(S)	09/19/26	PLN	8,758	(5)	(7)
6M WIBOR (S)	Receiving	5.13	(A)	03/19/27	PLN	4,370	(1)	(5)
6M WIBOR (S)	Receiving	5.14	(A)	03/19/27	PLN	7,283	(2)	(8)
6M WIBOR (S)	Paying	4.88	(A)	03/19/30	PLN	1,711	2	5
6M WIBOR (S)	Paying	4.91	(A)	03/19/30	PLN	1,938	2	6
6M WIBOR (S)	Paying	4.94	(A)	03/19/30	PLN	2,851	3	9
7-Day China Fixing Repo Rate (Q)	Paying	1.58	(Q)	03/19/28	CNY	7,840	—	—
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.28	(A)	03/09/26	JPY	4,330,863	(8)	102
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	39	(324)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	39	(323)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	22	(140)
Federal Funds Effective Rate (A)	Receiving	4.29	(A)	06/18/25		68,790	1	(1)
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	(5)	69
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	888,297	—	92
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	253,947	—	40
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	310,380	—	54
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	163,383	—	47
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	163,383	—	48
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	200	(1,102)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	35	325
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	38	47
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	38	48
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	01/16/30	GBP	20,893	118	(1)
Sterling Overnight Index Average Rate (A)	Paying	4.10	(A)	11/07/54	GBP	7,500	160	(526)
U.S. SOFR (A)	Receiving	3.88	(A)	03/20/27		1,380	—	(4)
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	(7)	32
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	(7)	153
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	(25)	209
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	(14)	(114)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	(56)	242
U.S. SOFR (A)	Receiving	3.65	(A)	11/02/54		74,211	(528)	2,032
U.S. SOFR (A)	Receiving	3.99	(A)	02/19/55		755	(6)	(25)
U.S. SOFR (A)	Paying	4.93	(A)	04/26/26		172,694	2	1,729
U.S. SOFR (A)	Paying	4.50	(A)	05/08/26		38,002	1	225
U.S. SOFR (A)	Paying	4.35	(A)	07/22/26		16,524	1	97
U.S. SOFR (A)	Paying	4.00	(A)	10/28/26		59,862	6	167
U.S. SOFR (A)	Paying	4.07	(A)	01/14/27		55,300	6	286
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	19	3,998
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	4	385
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	4	428
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	3	196
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	7	346
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	146	8,222
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29		37,974	22	502
U.S. SOFR (A)	Paying	3.66	(A)	10/10/29		18,554	15	2
U.S. SOFR (A)	Paying	4.00	(A)	01/23/30		20,893	20	314
U.S. SOFR (A)	Paying	3.23	(A)	02/19/30		20,761	20	(401)
U.S. SOFR (A)	Paying	3.90	(A)	02/24/30		18,047	17	195
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34		203,666	562	9,028
U.S. SOFR (A)	Paying	3.66	(A)	10/10/34		12,495	35	(105)
U.S. SOFR (A)	Paying	3.67	(A)	12/26/34		21,606	63	(176)
U.S. SOFR (A)	Paying	3.70	(A)	01/06/35		16,913	49	(98)
U.S. SOFR (A)	Paying	3.75	(A)	03/27/35		16,742	50	(34)
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54		8,103	60	328
							1,295	31,823

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(74)	—	204
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(55)	1	(49)
					(129)	1	155
Credit default swap agreements - sell protection
CDX.NA.HY.39.V4 (Q)	2.70	5.00	12/20/27	(3,189)	182	1	180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.41.V2 (Q)	3.19	5.00	12/20/28	(6,116)	358	(3)	135
CDX.NA.HY.43 (Q)	3.63	5.00	12/20/29	(185)	10	(5)	—
CDX.NA.IG.39 (Q)	0.36	1.00	12/20/27	(2,318)	38	—	34
ITRAXX.EUR.42 (Q)	0.60	1.00	12/20/29	(4,463)	86	(6)	(16)
ITRAXX.EUR.XO.42.V2 (Q)	3.18	5.00	12/20/29	(15,651)	1,239	(88)	(277)
					1,913	(101)	56

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Futures Options
United States 5 Year Note Future, June 2025	Call	109.00	04/25/25	15	1,635	3
United States Long Bond Future, June 2025	Call	126.00	05/23/25	14	1,764	3
						6
Index Options
Chicago Board Options Exchange Volatility Index	Call	30.00	04/16/25	123	369	7

Options on Securities
Alaska Air Group, Inc.	Call	77.50	04/17/25	148	1,147	—
Alphabet Inc.	Call	220.00	04/17/25	295	6,490	—
American Airlines Group Inc.	Put	9.00	05/16/25	122	110	3
Bank of America Corporation	Call	48.00	04/17/25	818	3,926	4
Citigroup Inc.	Call	85.00	04/17/25	532	4,522	2
Citigroup Inc.	Call	75.00	05/16/25	133	998	22
CommScope Holding Company, Inc.	Put	4.00	05/16/25	19	8	—
Delta Air Lines, Inc.	Call	77.50	04/17/25	148	1,147	—
Duke Energy Corporation	Call	115.00	04/17/25	178	2,047	131
Eli Lilly and Company	Call	930.00	04/17/25	18	1,674	2
FedEx Corporation	Put	210.00	04/17/25	62	1,302	1
Ford Motor Company	Put	8.85	04/17/25	217	192	1
Forward Air Corporation	Put	15.00	04/17/25	77	116	1
Informatica Inc.	Call	25.00	07/18/25	43	108	1
Informatica Inc.	Call	35.00	11/21/25	47	165	2
Invesco QQQ Trust Series I	Call	507.00	04/25/25	209	10,596	16
Invesco QQQ Trust Series I	Call	500.00	04/25/25	104	5,200	15
Invesco QQQ Trust Series I	Call	500.00	05/02/25	486	24,300	107
Invesco QQQ Trust Series I	Call	505.00	05/16/25	486	24,543	130
iShares iBoxx $ High Yield Corporate Bond ETF	Put	78.00	04/17/25	157	1,225	5
iShares iBoxx $ High Yield Corporate Bond ETF	Put	78.50	04/17/25	131	1,028	6
iShares iBoxx $ High Yield Corporate Bond ETF	Put	77.00	04/17/25	131	1,009	2
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	108.00	04/17/25	3,106	33,545	176
iShares Russell 2000 ETF	Put	190.00	04/17/25	94	1,786	15
iShares Russell 2000 ETF	Put	185.00	04/17/25	58	1,073	5
iShares Russell 2000 ETF	Put	185.00	05/16/25	68	1,258	15
JPMorgan Chase & Co.	Call	290.00	04/17/25	147	4,263	1
KraneShares CSI China Internet ETF	Call	38.00	04/17/25	1,526	5,799	50
KraneShares CSI China Internet ETF	Call	41.00	05/16/25	1,262	5,174	40
Lam Research Corporation	Call	85.00	05/16/25	122	1,037	13
Marvell Technology, Inc.	Call	140.00	05/16/25	210	2,940	1
NVIDIA Corporation	Put	110.00	04/17/25	323	3,553	167
Sabre Corporation	Call	7.00	04/17/25	204	143	—
Sabre Corporation	Call	4.50	04/17/25	94	42	—
Sabre Corporation	Call	6.00	06/20/25	187	112	—
Sabre Corporation	Call	5.50	06/20/25	93	51	—
Southwest Airlines Co.	Put	25.00	04/17/25	124	310	2
Southwest Airlines Co.	Put	22.50	06/20/25	93	209	2
SPDR Gold Shares	Call	275.00	04/11/25	1,635	44,963	2,245
SPDR Gold Shares	Call	275.00	04/17/25	1,461	40,178	2,097
SPDR Gold Shares	Call	282.00	05/16/25	528	14,890	573
SPDR S&P 500 ETF Trust	Put	535.00	04/04/25	62	3,317	6
SPDR S&P 500 ETF Trust	Put	555.00	04/04/25	199	11,045	100
SPDR S&P 500 ETF Trust	Put	525.00	04/17/25	58	3,045	11
SPDR S&P 500 ETF Trust	Put	555.00	05/16/25	610	33,855	757
Uber Technologies, Inc.	Call	72.50	04/17/25	246	1,784	70
Union Pacific Corporation	Call	260.00	05/16/25	85	2,210	10
United Parcel Service, Inc.	Put	100.00	04/17/25	162	1,620	4
UnitedHealth Group Incorporated	Call	490.00	04/17/25	163	7,987	686
Walmart Inc.	Call	110.00	04/17/25	895	9,845	—
Warner Bros. Discovery, Inc.	Call	12.00	04/17/25	142	170	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Warner Bros. Discovery, Inc.	Call	14.00	06/20/25	134	188	2
Williams Companies, Inc., The	Call	65.00	04/17/25	395	2,568	4
Williams Companies, Inc., The	Call	60.00	05/16/25	490	2,940	130
Wolfspeed, Inc.	Put	2.00	04/04/25	21	4	—
Wolfspeed, Inc.	Put	2.00	04/17/25	32	6	—
						7,634

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	UBS	Call	One-touch		0.67		0.67	06/16/25	AUD	106,000	5
CNH/JPY Spot Rate	JPM	Put	One-touch	JPY	19.00	JPY	19.00	04/30/25	CNH	796,410	1
EUR/CZK Spot Rate	BOA	Put	One-touch	CZK	24.50	CZK	24.50	06/06/25	EUR	97,000	9
EUR/USD Spot Rate	BCL	Put	One-touch		1.01		1.01	04/24/25	EUR	67,304	—
EUR/USD Spot Rate	HSB	Put	One-touch		1.02		1.02	04/16/25	EUR	101,420	—
USD/CAD Spot Rate	HSB	Call	One-touch	CAD	1.48	CAD	1.48	05/16/25		34,125	3
USD/CAD Spot Rate	NSI	Call	Up-and-out	CAD	1.55	CAD	1.47	04/22/25		4,363,707	4
USD/CAD Spot Rate	UBS	Call	Down-and-in	CAD	1.43	CAD	1.43	04/17/25		841,930	1
USD/CAD Spot Rate	UBS	Call	One-touch	CAD	1.53	CAD	1.53	07/18/25		68,148	4
USD/CLP Spot Rate	BOA	Put	One-touch	CLP	950.00	CLP	950.00	04/08/25		42,070	21
USD/CNH Spot Rate	HSB	Call	One-touch	CNH	7.63	CNH	7.63	04/30/25		111,800	—
USD/CNH Spot Rate	HSB	Call	Up-and-out	CNH	7.74	CNH	7.35	07/02/25		865,560	3
USD/INR Spot Rate	BCL	Call	One-touch	INR	88.00	INR	88.00	04/30/25		55,070	1
USD/JPY Spot Rate	UBS	Put	Down-and-out	JPY	142.50	JPY	147.00	05/19/25		431,000	1
USD/JPY Spot Rate	UBS	Put	Down-and-out	JPY	142.00	JPY	150.00	06/05/25		853,000	8
USD/JPY Spot Rate	UBS	Put	Down-and-out	JPY	136.00	JPY	144.00	08/07/25		1,377,000	6
USD/MXN Spot Rate	UBS	Put	Down-and-out	MXN	19.45	MXN	19.90	06/17/25		678,000	1
USD/TWD Spot Rate	BOA	Call	One-touch	TWD	34.60	TWD	34.60	08/29/25		63,000	6
											74

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.43, 12/20/29	BNP	Put		104.00	04/16/25	3,100,000		3,100	9
CDX.NA.HY.43, 12/20/29	MSC	Put		104.00	04/16/25	2,935,000		2,935	9
CDX.NA.HY.44, 06/20/30	GSC	Put		104.00	04/16/25	2,700,000		2,700	10
									28
Foreign Currency Options
AUD/USD Spot Rate	BOA	Call		0.64	04/08/25	989,000	AUD	989	—
DUAL USDJPY<148 EURUSD<1.02‡	UBS	Call		148.00	07/15/25	79,651		80	2
EUR/NOK Spot Rate	BCL	Call	NOK	11.80	05/08/25	317,000	EUR	317	—
EUR/USD Spot Rate	BNP	Call		1.07	04/03/25	396,000	EUR	396	5
EUR/USD Spot Rate	BNP	Call		1.07	04/16/25	17,588,191	EUR	17,588	278
EUR/USD Spot Rate	BNP	Call		1.08	05/05/25	968,000	EUR	968	12
EUR/USD Spot Rate	JPM	Call		1.06	04/15/25	9,401,272	EUR	9,401	222
EUR/USD Spot Rate	MSC	Call		1.12	05/16/25	4,927,745	EUR	4,928	13
USD/BRL Spot Rate	BCL	Call	BRL	6.00	04/02/25	857,000		857	—
USD/BRL Spot Rate	MSC	Call	BRL	6.15	04/02/25	642,800		643	—
USD/CAD Spot Rate	BOA	Call	CAD	1.48	04/03/25	9,906,900		9,907	—
USD/CNH Spot Rate	JPM	Call	CNH	7.35	04/30/25	874,200		874	1
USD/JPY Spot Rate	MSC	Call	JPY	162.00	04/08/25	1,013,568		1,014	—
USD/MXN Spot Rate	CIT	Call	MXN	20.40	04/15/25	455,000		455	6
USD/MXN Spot Rate	CIT	Call	MXN	21.00	04/14/25	1,340,000		1,340	5
USD/THB Spot Rate	MSC	Call	THB	34.30	04/29/25	670,000		670	4
EUR/NOK Spot Rate	GSC	Put	NOK	11.55	05/08/25	634,000	EUR	634	12
EUR/USD Spot Rate	BCL	Put		1.02	07/15/25	1,870,000	EUR	1,870	4
EUR/USD Spot Rate	BOA	Put		1.08	04/16/25	1,241,000	EUR	1,241	8
EUR/USD Spot Rate	GSC	Put		1.00	04/03/25	10,952,013	EUR	10,952	—
EUR/USD Spot Rate	UBS	Put		1.06	07/15/25	1,247,000	EUR	1,247	8
USD/BRL Spot Rate	MSC	Put	BRL	5.75	04/10/25	902,000		902	10
USD/JPY Spot Rate	BOA	Put	JPY	145.00	06/24/25	15,355,000		15,355	165
USD/JPY Spot Rate	MSC	Put	JPY	156.00	04/08/25	1,013,568		1,014	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
USD/KRW Spot Rate	CIT	Put	KRW	1,460.00	04/29/25	669,000		669	4
USD/MXN Spot Rate	DUB	Put	MXN	19.90	04/15/25	455,000		455	1
USD/SGD Spot Rate	HSB	Put	SGD	1.33	04/03/25	1,044,000		1,044	—
USD/TRY Spot Rate	GSC	Put	TRY	40.00	05/29/25	228,000		228	5
USD/ZAR Spot Rate	BOA	Put	ZAR	18.18	04/15/25	669,000		669	4
									810
Index Options
Euro STOXX 600 Banks Price Index	MSC	Call	EUR	200.00	05/16/25	499	EUR	4,990	54
Euro STOXX 600 Banks Price Index	MSC	Put	EUR	175.00	04/17/25	198	EUR	1,733	21
									75
Interest Rate Swaptions
U.S. SOFR, 04/22/25	CIT	Call		3.30	04/22/25	7,032,200		7,032	2
U.S. SOFR, 04/29/55	DUB	Call		3.30	04/25/25	5,580,263		5,580	2
U.S. SOFR, 04/25/55	GSC	Call		3.30	04/23/25	5,612,829		5,613	2
6M EURIBOR, 07/01/35	CIT	Put		2.95	06/27/25	15,363,509	EUR	15,364	87
									93
Options on Securities
Intuit Inc.	CIT	Call		610.00	04/17/25	3,519		2,147	68

‡Option fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	50.00	04/16/25	123	615	(2)

Options on Securities
Air Products and Chemicals, Inc.	Put	270.00	04/17/25	16	432	(1)
Alaska Air Group, Inc.	Put	60.00	04/17/25	107	642	(116)
Alphabet Inc.	Call	240.00	04/17/25	295	7,080	—
Amazon.com, Inc.	Put	165.00	06/20/25	259	4,274	(95)
Apple Inc.	Put	210.00	04/17/25	145	3,045	(26)
Apple Inc.	Put	180.00	06/20/25	61	1,098	(10)
Apple Inc.	Put	190.00	06/20/25	259	4,921	(68)
Bank of America Corporation	Put	41.00	04/17/25	818	3,354	(82)
Bank of America Corporation	Put	38.00	05/16/25	749	2,846	(43)
Broadcom Inc.	Put	140.00	06/20/25	389	5,446	(193)
Capital One Financial Corporation	Put	165.00	04/17/25	70	1,155	(12)
Citigroup Inc.	Put	70.00	04/17/25	674	4,718	(137)
Citigroup Inc.	Put	65.00	05/16/25	483	3,140	(66)
Eli Lilly and Company	Put	810.00	04/17/25	18	1,458	(33)
FedEx Corporation	Put	170.00	04/17/25	62	1,054	—
Forward Air Corporation	Put	10.00	04/17/25	77	77	—
Invesco QQQ Trust Series I	Put	470.00	04/25/25	70	3,290	(85)
Invesco QQQ Trust Series I	Put	460.00	04/25/25	35	1,610	(30)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	76.00	04/17/25	131	996	(1)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	75.00	04/17/25	157	1,178	(1)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	77.00	05/16/25	1,816	13,983	(80)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	73.00	05/16/25	183	1,336	(2)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	106.00	04/17/25	3,106	32,924	(40)
iShares Russell 2000 ETF	Put	170.00	04/17/25	94	1,598	(2)
iShares Russell 2000 ETF	Put	150.00	04/17/25	58	870	—
JPMorgan Chase & Co.	Put	245.00	04/17/25	147	3,602	(109)
JPMorgan Chase & Co.	Put	225.00	04/17/25	56	1,260	(10)
JPMorgan Chase & Co.	Put	230.00	05/16/25	116	2,668	(52)
KraneShares CSI China Internet ETF	Call	42.00	04/17/25	1,526	6,409	(6)
KraneShares CSI China Internet ETF	Call	48.00	05/16/25	1,262	6,058	(6)
Lam Research Corporation	Put	72.00	05/16/25	122	878	(52)
Live Nation Entertainment, Inc.	Put	120.00	04/17/25	60	720	(7)
Meta Platforms, Inc.	Put	500.00	06/20/25	94	4,700	(130)
Meta Platforms, Inc.	Put	480.00	06/20/25	20	960	(20)
Netflix, Inc.	Put	880.00	04/17/25	13	1,144	(28)
Netflix, Inc.	Put	820.00	04/17/25	5	410	(4)
Netflix, Inc.	Put	780.00	06/20/25	57	4,446	(102)
NVIDIA Corporation	Put	85.00	06/20/25	486	4,131	(110)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
SPDR Gold Shares	Call	290.00	04/11/25	1,635	47,415	(437)
SPDR Gold Shares	Call	290.00	04/17/25	1,461	42,369	(497)
SPDR Gold Shares	Call	295.00	05/16/25	528	15,576	(220)
SPDR Gold Shares	Call	288.00	05/16/25	830	23,904	(599)
SPDR Gold Shares	Put	250.00	06/20/25	406	10,150	(21)
SPDR S&P 500 ETF Trust	Put	510.00	04/04/25	62	3,162	(1)
SPDR S&P 500 ETF Trust	Put	475.00	04/17/25	58	2,755	(3)
SPDR S&P 500 ETF Trust	Put	525.00	05/16/25	610	32,025	(317)
TransDigm Group Incorporated	Put	1,160.00	04/17/25	6	696	(1)
Union Pacific Corporation	Put	225.00	05/16/25	85	1,913	(32)
United States Steel Corporation	Call	45.00	05/16/25	176	792	(61)
UnitedHealth Group Incorporated	Call	530.00	04/17/25	163	8,639	(262)
Walmart Inc.	Call	120.00	04/17/25	895	10,740	—
Wells Fargo & Company	Put	65.00	04/17/25	215	1,398	(12)
Williams Companies, Inc., The	Put	55.00	04/17/25	395	2,173	(9)
						(4,231)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.43, 12/20/29	BNP	Put		99.00	04/16/25	3,100,000		3,100	(2)
CDX.NA.HY.43, 12/20/29	BNP	Put		99.50	04/16/25	3,060,000		3,060	(2)
CDX.NA.HY.43, 12/20/29	MSC	Put		99.00	04/16/25	2,935,000		2,935	(2)
CDX.NA.HY.44, 06/20/30	GSC	Put		100.00	04/16/25	2,700,000		2,700	(2)
									(8)
Foreign Currency Options
AUD/USD Spot Rate	BOA	Call		0.64	05/28/25	989,000	AUD	989	(4)
AUD/USD Spot Rate	MSC	Call		0.64	04/08/25	989,000	AUD	989	—
EUR/NOK Spot Rate	GSC	Call	NOK	12.00	05/08/25	634,000	EUR	634	—
EUR/USD Spot Rate	BNP	Call		1.10	05/05/25	968,000	EUR	968	(5)
EUR/USD Spot Rate	JPM	Call		1.12	05/16/25	19,710,978	EUR	19,711	(52)
EUR/USD Spot Rate	MSC	Call		1.07	04/16/25	17,588,191	EUR	17,588	(278)
EUR/USD Spot Rate	BOA	Put		1.01	04/03/25	9,906,900	EUR	9,907	—
EUR/USD Spot Rate	JPM	Put		1.03	04/15/25	9,401,272	EUR	9,401	—
EUR/USD Spot Rate	NSI	Put		1.00	04/03/25	10,952,013	EUR	10,952	—
EUR/USD Spot Rate	UBS	Put		1.02	07/15/25	1,870,000	EUR	1,870	(3)
USD/BRL Spot Rate	BCL	Call	BRL	6.15	04/02/25	1,285,500		1,286	—
USD/BRL Spot Rate	BCL	Put	BRL	5.75	04/10/25	902,000		902	(11)
USD/BRL Spot Rate	MSC	Put	BRL	5.75	05/29/25	902,000		902	(16)
USD/CLP Spot Rate	BOA	Call	CLP	950.00	05/23/25	908,000		908	(19)
USD/CLP Spot Rate	CIT	Put	CLP	930.00	05/29/25	828,000		828	(10)
USD/JPY Spot Rate	BOA	Call	JPY	155.00	06/24/25	15,355,000		15,355	(76)
USD/JPY Spot Rate	MSC	Call	JPY	160.00	04/08/25	1,013,568		1,014	—
USD/JPY Spot Rate	BOA	Put	JPY	140.00	06/24/25	15,355,000		15,355	(67)
USD/JPY Spot Rate	MSC	Put	JPY	152.00	04/08/25	2,027,136		2,027	(31)
USD/KRW Spot Rate	CIT	Call	KRW	1,500.00	04/29/25	669,000		669	(2)
USD/MXN Spot Rate	CIT	Call	MXN	22.00	05/29/25	670,000		670	(4)
USD/MXN Spot Rate	CIT	Put	MXN	19.90	04/15/25	455,000		455	(1)
USD/MXN Spot Rate	MSC	Put	MXN	20.25	04/01/25	428,000		428	—
USD/MXN Spot Rate	UBS	Put	MXN	20.10	05/28/25	452,000		452	(4)
USD/TRY Spot Rate	GSC	Call	TRY	48.00	05/29/25	114,000		114	(2)
USD/TRY Spot Rate	GSC	Put	TRY	39.50	05/16/25	452,000		452	(8)
USD/ZAR Spot Rate	GSC	Put	ZAR	18.40	04/15/25	451,000		451	(6)
									(599)
Index Options
Euro STOXX 600 Banks Price Index	MSC	Call	EUR	215.00	05/16/25	749	EUR	8,052	(12)
Euro STOXX 600 Banks Price Index	MSC	Put	EUR	155.00	04/17/25	198	EUR	1,535	(3)
									(15)
Interest Rate Swaptions
6M EURIBOR, 07/01/30	CIT	Put		2.74	06/27/25	30,727,020	EUR	30,727	(79)
6M PRIBOR, 04/09/30	MSC	Call		3.70	04/07/25	22,976,965	CZK	22,977	(7)
Sterling Overnight Index Average Rate, 04/22/25	JPM	Put		4.10	04/22/25	17,310,000	GBP	17,310	(41)
U.S. SOFR, 04/22/25	CIT	Call		2.70	04/22/25	7,032,200		7,032	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
U.S. SOFR, 04/29/55	DUB	Call	2.70	04/25/25	5,580,263	5,580	—
U.S. SOFR, 04/25/55	GSC	Call	2.70	04/23/25	5,612,829	5,613	—
U.S. SOFR, 04/22/25	CIT	Put	4.15	04/22/25	2,447,200	2,447	(3)
U.S. SOFR, 04/29/55	DUB	Put	4.15	04/25/25	1,395,066	1,395	(2)
U.S. SOFR, 04/25/55	GSC	Put	4.15	04/23/25	1,403,207	1,403	(2)
U.S. SOFR, 06/04/25	GSC	Put	4.05	06/04/25	18,794,670	18,795	(108)
U.S. SOFR, 07/24/25	GSC	Put	4.80	07/24/25	24,717,000	24,717	(26)
U.S. SOFR, 06/11/35	JPM	Put	4.25	06/09/25	18,999,851	19,000	(55)
							(323)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	DUB	04/24/25	AUD	717	448	1
AUD/USD	TDB	04/24/25	AUD	729	456	(2)
AUD/USD	HSB	06/18/25	AUD	56,911	35,583	(362)
AUD/USD	SGS	06/18/25	AUD	6,700	4,189	(42)
BRL/EUR	CIT	06/18/25	EUR	(9,008)	(9,784)	269
BRL/USD	BCL	04/02/25	BRL	11,697	2,050	37
BRL/USD	CIT	04/02/25	BRL	8,947	1,568	12
BRL/USD	MSC	04/02/25	BRL	2,473	433	2
BRL/USD	DUB	04/24/25	BRL	34,004	5,935	29
CAD/USD	TDB	04/24/25	CAD	1,460	1,015	(6)
CAD/USD	SGS	06/18/25	CAD	49,017	34,194	(50)
CHF/USD	RBC	04/24/25	CHF	379	429	(1)
CHF/USD	SGS	06/18/25	CHF	55,111	62,871	(273)
CLP/USD	CIT	04/24/25	CLP	1,034,097	1,089	(20)
CNY/USD	BNP	04/24/25	CNY	26,506	3,661	5
CNY/USD	SCB	06/18/25	CNY	214,223	29,695	(78)
COP/USD	BCL	04/24/25	COP	1,854,487	442	(5)
COP/USD	HSB	04/24/25	COP	2,816,740	672	—
COP/USD	SGA	04/24/25	COP	2,805,000	669	(11)
CZK/USD	MSC	04/24/25	CZK	77,212	3,346	4
DKK/USD	CIT	06/18/25	DKK	72,294	10,531	(101)
EGP/USD	SGS	05/27/25	EGP	11,327	219	5
EUR/CHF	CIB	06/18/25	CHF	(12,178)	(13,892)	(63)
EUR/NOK	GSC	04/24/25	NOK	(4,788)	(455)	(2)
EUR/USD	RBS	04/02/25	EUR	285	308	—
EUR/USD	BCL	04/16/25	EUR	550	595	31
EUR/USD	UBS	04/16/25	EUR	90	97	—
EUR/USD	BCL	04/24/25	EUR	420	455	3
EUR/USD	NSI	04/24/25	EUR	1,705	1,846	3
EUR/USD	BCL	06/18/25	EUR	131	142	1
EUR/USD	CIB	06/18/25	EUR	7,066	7,673	(53)
EUR/USD	JPM	06/18/25	EUR	4,693	5,097	(43)
EUR/USD	JPM	06/18/25	EUR	131	142	—
EUR/USD	UBS	06/18/25	EUR	41,678	45,263	(426)
GBP/EUR	RBS	06/18/25	EUR	(5,396)	(5,861)	34
GBP/USD	JPM	06/18/25	GBP	16,430	21,222	(79)
HUF/USD	NSI	04/24/25	HUF	807,978	2,166	(15)
HUF/USD	GSC	06/18/25	HUF	1,060,639	2,836	(47)
IDR/USD	DUB	04/24/25	IDR	41,864,435	2,525	(9)
IDR/USD	JPM	05/20/25	IDR	37,208,584	2,241	(25)
INR/USD	CIT	04/16/25	INR	250,945	2,932	56
INR/USD	HSB	04/24/25	INR	84,559	987	8
JPY/EUR	CIB	06/18/25	EUR	(17,178)	(18,656)	(90)
JPY/USD	BOA	04/24/25	JPY	55,968	374	1
JPY/USD	BNP	06/18/25	JPY	21,893,511	147,242	(2,062)
JPY/USD	HSB	06/18/25	JPY	567,457	3,816	(27)
JPY/USD	JPM	06/18/25	JPY	566,723	3,811	6
JPY/USD	MSC	06/18/25	JPY	1,514,244	10,183	(83)
JPY/USD	UBS	06/18/25	JPY	67,916	457	(6)
KRW/USD	CIT	06/18/25	KRW	17,501,203	11,936	(182)
MXN/EUR	JPM	06/18/25	EUR	(8,976)	(9,748)	(10)
MXN/USD	GSC	04/24/25	MXN	4,567	222	—
MXN/USD	HSB	04/24/25	MXN	109,102	5,315	(86)
MXN/USD	CIT	06/18/25	MXN	11,173	540	(11)
MXN/USD	JPM	06/18/25	MXN	41,021	1,984	(21)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MYR/USD	BCL	04/24/25	MYR	20,455	4,614	(18)
NGN/USD	CIT	09/04/25	NGN	260,622	156	(8)
NGN/USD	MSC	09/04/25	NGN	134,911	81	(1)
NOK/CHF	GSC	06/18/25	CHF	(11,599)	(13,232)	184
NZD/USD	RBS	06/18/25	NZD	2,414	1,373	(12)
PEN/USD	GSC	04/24/25	PEN	796	217	(3)
PLN/EUR	UBS	04/24/25	EUR	(470)	(509)	(2)
PLN/USD	SGA	04/24/25	PLN	5,664	1,461	(3)
PLN/USD	GSC	06/18/25	PLN	18,191	4,683	(28)
SEK/USD	HSB	06/18/25	SEK	96,249	9,620	—
SGD/USD	HSB	04/24/25	SGD	856	638	(2)
SGD/USD	BOA	06/18/25	SGD	7,160	5,351	(51)
THB/USD	BCL	04/24/25	THB	96,879	2,860	8
THB/USD	SCB	04/24/25	THB	22,745	671	1
THB/USD	BCL	05/20/25	THB	109,495	3,239	8
TRY/USD	UBS	04/11/25	TRY	8,760	228	2
TRY/USD	BCL	04/30/25	TRY	8,993	228	2
TRY/USD	BCL	05/07/25	TRY	77,915	1,958	(52)
TRY/USD	BNP	05/07/25	TRY	6,910	174	(5)
TRY/USD	BCL	05/27/25	TRY	4,651	114	1
TRY/USD	CIT	05/27/25	TRY	19,356	475	5
TRY/USD	BCL	06/02/25	TRY	4,473	109	—
TWD/USD	HSB	06/18/25	TWD	393,030	11,914	(63)
USD/BRL	BCL	04/02/25	BRL	(2,546)	(446)	(9)
USD/BRL	CIT	04/02/25	BRL	(2,474)	(434)	(5)
USD/BRL	GSC	04/02/25	BRL	(11,072)	(1,940)	(45)
USD/BRL	GSC	04/02/25	BRL	(2,564)	(449)	3
USD/BRL	JPM	04/02/25	BRL	(4,537)	(795)	(63)
USD/BRL	BCL	05/05/25	BRL	(6,422)	(1,118)	(13)
USD/BRL	CIT	05/05/25	BRL	(3,906)	(680)	(7)
USD/BRL	GSC	05/20/25	BRL	(46,887)	(8,137)	(161)
USD/BRL	CIT	06/18/25	BRL	(34,167)	(5,890)	(112)
USD/CAD	CIT	06/18/25	CAD	(250)	(174)	—
USD/CLP	BNP	04/24/25	CLP	(152,369)	(160)	3
USD/CLP	BOA	04/24/25	CLP	(271,768)	(286)	5
USD/CLP	DUB	04/24/25	CLP	(426,376)	(449)	(3)
USD/CNY	RBC	05/20/25	CNY	(3,568)	(494)	1
USD/CNY	HSB	06/18/25	CNY	(3,180)	(441)	1
USD/COP	DUB	04/24/25	COP	(1,873,646)	(447)	(1)
USD/COP	MSC	05/20/25	COP	(26,371,256)	(6,264)	94
USD/CZK	UBS	05/20/25	CZK	(52,621)	(2,282)	3
USD/EUR	BCL	04/16/25	EUR	(248)	(268)	(11)
USD/EUR	CIB	04/16/25	EUR	(144)	(155)	(7)
USD/EUR	DUB	04/16/25	EUR	(783)	(848)	(43)
USD/EUR	RBS	04/16/25	EUR	(285)	(308)	—
USD/EUR	TDB	04/16/25	EUR	(168)	(182)	(9)
USD/EUR	GSC	04/24/25	EUR	(420)	(455)	(1)
USD/EUR	DUB	05/20/25	EUR	(202)	(219)	1
USD/EUR	CIT	06/18/25	EUR	(6,592)	(7,159)	(20)
USD/EUR	DUB	06/18/25	EUR	(15,947)	(17,320)	9
USD/EUR	JPM	06/18/25	EUR	(279)	(303)	2
USD/EUR	RBS	06/18/25	EUR	(3,396)	(3,688)	35
USD/GBP	UBS	06/18/25	GBP	(28,924)	(37,360)	143
USD/HKD	JPM	06/18/25	HKD	(201,957)	(26,000)	38
USD/HKD	HSB	08/15/25	HKD	(44,633)	(5,751)	4
USD/HUF	DUB	05/20/25	HUF	(177,241)	(475)	6
USD/IDR	JPM	05/20/25	IDR	(38,437,174)	(2,314)	26
USD/IDR	BCL	06/18/25	IDR	(591,996)	(36)	—
USD/INR	JPM	04/16/25	INR	(106,143)	(1,240)	(22)
USD/INR	BNP	06/18/25	INR	(44,525)	(518)	(10)
USD/MXN	GSC	04/24/25	MXN	(9,208)	(449)	3
USD/MXN	BCL	05/20/25	MXN	(89,781)	(4,358)	74
USD/MXN	JPM	05/20/25	MXN	(14,036)	(681)	13
USD/MXN	CIT	06/18/25	MXN	(114,617)	(5,543)	39
USD/MYR	GSC	05/20/25	MYR	(11,509)	(2,598)	6
USD/MYR	RBC	05/20/25	MYR	(6,714)	(1,516)	(1)
USD/NOK	HSB	06/18/25	NOK	(120,087)	(11,414)	(99)
USD/PHP	HSB	04/24/25	PHP	(3,302)	(58)	—
USD/PLN	UBS	05/20/25	PLN	(18,195)	(4,690)	22
USD/SGD	BNP	04/24/25	SGD	(251)	(187)	—
USD/SGD	SGA	04/24/25	SGD	(605)	(451)	1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/THB	BNP	05/20/25	THB	(109,497)	(3,239)	19
USD/TRY	BCL	04/02/25	TRY	(4,473)	(118)	—
USD/TRY	HSB	05/07/25	TRY	(8,661)	(218)	5
USD/TRY	UBS	05/07/25	TRY	(30,058)	(755)	20
USD/TRY	BCL	07/31/25	TRY	(9,919)	(227)	(1)
USD/TRY	UBS	09/26/25	TRY	(10,494)	(227)	(1)
USD/UYU	CIT	05/20/25	UYU	(7,712)	(180)	(1)
USD/ZAR	CIT	04/24/25	ZAR	(12,421)	(676)	(1)
USD/ZAR	HSB	05/20/25	ZAR	(130,135)	(7,070)	(3)
USD/ZAR	UBS	05/20/25	ZAR	(9,195)	(500)	2
ZAR/EUR	JPM	06/18/25	EUR	(6,088)	(6,611)	71
ZAR/USD	GSC	04/24/25	ZAR	81,940	4,461	(28)
ZAR/USD	BCL	06/18/25	ZAR	54,024	2,928	3
					280,067	(3,846)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	11.83	(A)	07/01/25	BRL	982	—	(1)
BRAZIBOR (A)	Receiving	BCL	14.18	(A)	01/02/26	BRL	6,816	—	1
BRAZIBOR (A)	Paying	BCL	14.03	(A)	01/02/29	BRL	2,814	—	(5)
BRAZIBOR (A)	Paying	BNP	10.98	(A)	07/01/25	BRL	14,280	—	(27)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(2)
BRAZIBOR (A)	Paying	BNP	9.79	(A)	01/04/27	BRL	5,933	—	(83)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(288)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(381)
BRAZIBOR (A)	Receiving	BNP	11.49	(A)	01/04/27	BRL	8,736	—	67
BRAZIBOR (A)	Receiving	BNP	11.57	(A)	01/04/27	BRL	5,417	—	39
BRAZIBOR (A)	Paying	BOA	12.16	(A)	07/01/25	BRL	11,745	—	(10)
BRAZIBOR (A)	Paying	BOA	14.55	(A)	01/04/27	BRL	7,729	—	(5)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(332)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(398)
BRAZIBOR (A)	Receiving	CIT	12.21	(A)	01/04/27	BRL	1,332	—	8
BRAZIBOR (A)	Receiving	CIT	15.41	(A)	01/04/27	BRL	3,457	—	(7)
Colombian Interbank Rate (Q)	Receiving	BCL	7.25	(Q)	09/25/26	COP	319,564	—	1
Colombian Interbank Rate (A)	Receiving	JPM	9.81	(A)	05/10/25	COP	8,287,460	—	(2)
Colombian Interbank Rate (A)	Receiving	MSC	9.73	(A)	05/10/25	COP	5,192,669	—	—
								—	(1,425)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Ally Financial Inc. (Q)	GSC	N/A	5.00	06/20/30	380	(56)	(58)	2
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	(13)	(7)	(6)
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	(12)	16	(28)
Best Buy Co., Inc. (Q)	BNP	N/A	5.00	12/20/29	672	(127)	(134)	7
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(3)	3	(6)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	80	6	8	(2)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	4	4	—
Deutsche Bank Aktiengesellschaft (Q)	BNP	N/A	1.00	12/20/29	695	(4)	(4)	—
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(17)	(13)	(4)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	225	(34)	(29)	(5)
Intesa Sanpaolo SPA (Q)	JPM	N/A	1.00	12/20/29	667	4	(1)	5
Southwest Airlines Co. (Q)	GSC	N/A	1.00	06/20/30	905	9	6	3
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	68	(1)	3	(4)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	63	(1)	3	(4)
Paramount Global (Q)	JPM	N/A	1.00	06/20/28	310	(4)	14	(18)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	06/20/25	195	—	36	(36)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	1	20	(19)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	2	24	(22)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	—	16	(16)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	1	11	(10)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	1	18	(17)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(12)	16	(28)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Telecom Italia S.p.A. (Q)	GSC	N/A	1.00	12/20/29	299	8	14	(6)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,217	(25)	37	(62)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	21	14	7
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/28	20	7	3	4
					9,898	(245)	20	(265)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.42.V2 (Q)	BNP	3.18	5.00	12/20/29	(1,237)	92	142	(50)
Comcast Cable Communications, LLC (Q)	BNP	0.51	1.00	12/20/29	(672)	15	14	1
Forvia (Q)	GSC	3.79	5.00	12/20/29	(175)	9	12	(3)
Eutelsat SA (Q)	DUB	7.80	5.00	12/20/29	(173)	(17)	(16)	(1)
Hannover Ruck SE (Q)	BNP	0.87	1.00	12/20/29	(347)	2	2	—
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen (Q)	BNP	0.87	1.00	12/20/29	(347)	2	2	—
Altice France Holding S.A. (Q)	DUB	30.66	5.00	12/20/29	(503)	(96)	(86)	(10)
Swedbank AB (Q)	JPM	1.19	1.00	12/20/29	(667)	(6)	(2)	(4)
Virgin Media Finance PLC (Q)	BOA	3.81	5.00	06/20/29	(361)	17	16	1
Virgin Media Finance PLC (Q)	GSC	3.81	5.00	06/20/29	(86)	4	3	1
Virgin Media Finance PLC (Q)	JPM	3.81	5.00	06/20/29	(329)	15	14	1
Vistra Operations Company LLC (Q)	CIT	1.26	5.00	12/20/29	(120)	19	21	(2)
Vistra Operations Company LLC (Q)	JPM	0.61	5.00	12/20/25	(337)	12	18	(6)
Vistra Corp. (Q)	JPM	1.26	5.00	12/20/29	(65)	10	11	(1)
					(5,419)	78	151	(73)

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
ABN AMRO Bank N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(24,745)	(530)	9
AEON Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(8,600)	(214)	(3)
Albemarle Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(24,163)	(1,874)	125
ALFA, S.A.B. de C.V. (MT)	BOA	OBFR -0.85% (M)	TBD	(92,044)	(74)	3
ALFA, S.A.B. de C.V. (MT)	JPM	OBFR -0.50% (M)	TBD	(235,243)	(192)	9
Alstom (MT)	BOA	OBFR -0.26% (M)	TBD	(30,250)	(722)	52
AMC Networks, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	28,632	199	(3)
Anhui Conch Cement Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(85,000)	(247)	7
Apa Corp. (MT)	BOA	OBFR -0.15% (M)	TBD	(110,273)	(2,298)	(18)
AppLovin Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(4,829)	(1,641)	362
Atlantic Union Bank (MT)	JPM	OBFR -0.15% (M)	TBD	(2,320)	(75)	3
Avolta AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,938)	(88)	4
Avolta AG (MT)	BOA	OBFR -0.26% (M)	TBD	(9,717)	(436)	10
Axon Enterprise, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,679)	(961)	79
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(3,317)	(210)	14
BASF SE (MT)	BOA	OBFR -0.26% (M)	TBD	(7,839)	(422)	30
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(4)	—
Brookfield Asset Management Ltd. (MT)	BOA	OBFR -0.20% (M)	TBD	(17,311)	(889)	48
C.H. Robinson Worldwide, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(10,538)	(1,060)	(22)
Calumet Specialty Products Partners, L.P. (MT)	BOA	OBFR -0.15% (M)	TBD	(6,042)	(77)	—
Canadian Pacific Kansas City Limited (MT)	BOA	OBFR -0.25% (M)	TBD	(13,480)	(990)	43
Celanese Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,140)	(62)	(3)
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(106,888)	(398)	22
Charles River Laboratories International, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(6,099)	(1,013)	96
China International Capital Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(556,400)	(1,097)	55
China International Capital Corporation Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(6,000)	(12)	1
China Overseas Land & Investment Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(130,000)	(236)	3
China Railway Group Limited (MT)	BOA	OBFR -0.17% (M)	TBD	(719,000)	(367)	50
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(1,866)	(4)	—
China Resources Power Holdings Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(368,511)	(896)	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Clariant AG (MT)	JPM	OBFR -0.26% (M)	TBD	(5,365)	(63)	5
Clariant AG (MT)	BOA	OBFR -0.26% (M)	TBD	(30,872)	(357)	23
Coca-Cola Europacific Partners PLC (MT)	BOA	OBFR -0.15% (M)	TBD	(10,982)	(920)	(36)
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)	(125)	(1)
Consumer Discretionary Select Sector SPDR Fund (MT)	JPM	OBFR -0.15% (M)	TBD	(6,400)	(1,265)	2
Corteva, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,792)	(546)	(7)
Cosan S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(235,304)	(288)	(17)
CRRC Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(464,000)	(306)	17
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)	(107)	3
Derayah Financial (MT)	JPM	OBFR +0.75% (M)	TBD	14,191	148	(9)
DEXUS Funds Management Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(104,296)	(493)	29
Diamondback Energy, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(10,088)	(1,624)	13
DiaSorin S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(2,945)	(304)	11
DMG Mori Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(30,881)	(633)	26
Dollar General Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(4,535)	(386)	(13)
Dollar Tree, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(9,433)	(692)	(16)
Dr. Soliman Abdel Kader Fakeeh Hospital (MT)	JPM	OBFR +0.75% (M)	TBD	10,250	145	(9)
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166	108	—
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(249)	(16)	—
Enphase Energy, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,485)	(465)	1
Entain PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(45,473)	(387)	38
Equifax Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,035)	(494)	(1)
First Solar, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,541)	(1,100)	21
Flagstar Financial, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	91,333	1,001	59
Flowco Holdings Inc. (MT)	BOA	OBFR -0.32% (M)	TBD	(20,793)	(542)	9
Former Charter Communications Parent, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,292)	(1,583)	3
Formosa Chemicals & Fibre Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(231,000)	(197)	16
Formosa Chemicals & Fibre Corporation (MT)	JPM	OBFR -0.35% (M)	TBD	(1,000)	(1)	—
Formosa Plastics Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(308,000)	(360)	19
Fubon Financial Holding Co., Ltd. (MT)	BOA	OBFR -0.33% (M)	TBD	(152,737)	(411)	15
G&L Beijer Ref AB (MT)	JPM	OBFR -0.28% (M)	TBD	(16,483)	(259)	28
G&L Beijer Ref AB (MT)	BOA	OBFR -0.26% (M)	TBD	(3,467)	(52)	4
Georg Fischer AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,968)	(162)	19
Georg Fischer AG (MT)	BOA	OBFR -0.26% (M)	TBD	(3,802)	(294)	16
Grifols, S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(81,095)	(804)	81
Harmonic Drive Systems Inc. (MT)	BOA	OBFR -0.13% (M)	TBD	(19,600)	(477)	58
Harmonic Drive Systems Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(2,100)	(60)	16
Henry Schein, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(7,876)	(557)	18
Hoshizaki Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(8,900)	(373)	26
IHI Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(3,100)	(223)	6
Impala Platinum Holdings Limited (MT)	JPM	OBFR -0.40% (M)	TBD	(130,118)	(838)	(55)
Informatica Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	12,357	221	(6)
Innolux Corporation (MT)	BOA	OBFR -0.35% (M)	TBD	(1,336,000)	(650)	35
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(16,915)	(295)	47
Intel Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(23,185)	(562)	35
International Business Machines Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(7,858)	(1,953)	—
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(14,894)	(782)	3
International Paper Company (MT)	JPM	OBFR -0.25% (M)	TBD	(14,838)	(741)	(40)
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(10,356)	(548)	(7)
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)	(3,561)	7
JD Health International Inc. (MT)	BOA	OBFR -0.30% (M)	TBD	(168,400)	(721)	3
JD Sports Fashion PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(56,619)	(57)	7
JD Sports Fashion PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(493,315)	(470)	35
KADOKAWA Future Publishing Co., Ltd. (MT)	BOA	OBFR -0.14% (M)	TBD	(8,900)	(217)	4
Karman Holdings Inc. (MT)	BCL	OBFR -0.15% (M)	TBD	(31,987)	(1,200)	132
Kawasaki Heavy Industries, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(14,800)	(946)	44
Kenvue Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(98,578)	(2,304)	(59)
Kobayashi Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(13,600)	(527)	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Kobe Bussan Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(21,300)	(489)	(10)
Kuaishou Technology (MT)	BOA	OBFR -0.26% (M)	TBD	(188,300)	(1,417)	99
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,196)	(63)	(1)
Lamb Weston Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(41,064)	(2,215)	27
Las Vegas Sands Corp. (MT)	BOA	OBFR -0.15% (M)	TBD	(22,310)	(926)	65
Lasertec Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(10,300)	(966)	79
LG Chem, Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(1,359)	(307)	(4)
Li Auto Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(14,800)	(195)	7
LKQ Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(50,374)	(2,061)	(95)
Localiza Rent A Car SA (MT)	JPM	OBFR -0.50% (M)	TBD	(72,300)	(371)	(60)
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(119,291)	(537)	22
Marfrig Global Foods S.A (MT)	BOA	OBFR -0.41% (M)	TBD	(60,260)	(188)	(3)
Marfrig Global Foods S.A (MT)	JPM	OBFR -4.25% (M)	TBD	(115,985)	(301)	(66)
MatsukiyoCocokara & Co. (MT)	BOA	OBFR -0.25% (M)	TBD	(40,500)	(640)	—
McDonald's Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(1,757)	(546)	(2)
Meituan (MT)	BOA	OBFR -0.15% (M)	TBD	(27,700)	(573)	16
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(34)	(1)	—
Mercari, Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(79,998)	(1,411)	150
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(46,193)	(635)	(61)
Mitsubishi Heavy Industries, Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(14,900)	(264)	9
Mizuho Bank, Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(26,500)	(590)	(3)
MMG Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(824,000)	(314)	29
Molina Healthcare, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,321)	(726)	(38)
MonotaRO Co., Ltd. (MT)	BOA	OBFR -0.24% (M)	TBD	(14,900)	(269)	(11)
Natura & Co Holding SA (MT)	BOA	OBFR -0.41% (M)	TBD	(45,201)	(75)	(5)
Natura & Co Holding SA (MT)	JPM	OBFR -0.40% (M)	TBD	(84,266)	(190)	41
Nec Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(7,700)	(163)	(1)
Neste Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(59,741)	(589)	24
New Oriental Education & Technology Group Inc. (MT)	BOA	OBFR -0.17% (M)	TBD	(87,000)	(416)	7
Nexi S.p.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(112,217)	(621)	20
NIO, Inc. (MT)	BOA	OBFR -1.40% (M)	TBD	(39,800)	(178)	28
Nippon Express Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(1,072)	(20)	(9)
Norfolk Southern Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,977)	(937)	(5)
NTT DATA Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(36,000)	(667)	15
NU Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(208,208)	(2,434)	304
Oji Holdings Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(115,800)	(501)	7
O'Reilly Automotive, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(762)	(1,042)	(49)
Orlen S A (MT)	BOA	OBFR -0.50% (M)	TBD	(43,904)	(788)	13
Paramount Global (MT)	JPM	OBFR +0.20% (M)	TBD	3,204	38	—
Parker-Hannifin Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(2,104)	(1,352)	74
Pernod Ricard (MT)	BOA	OBFR -0.26% (M)	TBD	(8,225)	(836)	21
PICC Property and Casualty Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(250,000)	(418)	(43)
POSCO Future M Co., Ltd. (MT)	BOA	OBFR -1.00% (M)	TBD	(1,803)	(168)	19
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -1.23% (M)	TBD	(2,324)	(236)	44
POSCO Holdings Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(990)	(212)	22
Postal Savings Bank of China Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(1,162,000)	(789)	71
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,584)	(122)	(6)
Pro Medicus Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(1,042)	(168)	36
Provident Financial Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,913)	(130)	(5)
Rakuten Bank, Ltd. (MT)	BOA	OBFR -0.12% (M)	TBD	(17,000)	(767)	31
Rakuten Group, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(99)	(1)	—
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	28,982	543	88
Renault (MT)	BOA	OBFR -0.26% (M)	TBD	(12,046)	(640)	30
Rentokil Initial PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(176,074)	(789)	(8)
Restaurant Brands International Limited Partnership (MT)	BOA	OBFR -0.20% (M)	TBD	(6,546)	(443)	6
ROHM Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(32,400)	(338)	21
Sandoz Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(23,217)	(1,005)	30
SAP SE (MT)	BOA	OBFR -0.26% (M)	TBD	(1,665)	(459)	14
Sapporo Holdings Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(8,300)	(421)	(2)
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(2,847)	(581)	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
SATS Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(125,000)	(291)	6
Seatrium Limited (MT)	JPM	OBFR -1.25% (M)	TBD	(153,800)	(246)	6
Seatrium Limited (MT)	BOA	OBFR -1.50% (M)	TBD	(225,300)	(363)	10
SEEK Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(28,093)	(411)	24
Seibu Holdings Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(15,600)	(381)	35
ServisFirst Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,904)	(157)	—
Seven & I Holdings Co., Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(57,700)	(866)	18
Shandong Gold Group Co., Ltd. (MT)	JPM	OBFR -0.43% (M)	TBD	(153,750)	(307)	(59)
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(69,500)	(452)	14
Sharp Corporation (MT)	BOA	OBFR -1.34% (M)	TBD	(9,200)	(60)	2
Shimano Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,600)	(393)	21
Shin Kong Financial Holding Co., Ltd. (MT)	BOA	OBFR -0.35% (M)	TBD	(1,091,000)	(416)	14
Smurfit Westrock Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(58,862)	(2,650)	(1)
Societe Generale (MT)	BOA	OBFR -0.26% (M)	TBD	(21,318)	(988)	29
SoftBank Group Corp (MT)	BOA	OBFR -0.10% (M)	TBD	(20,100)	(1,101)	80
Solventum Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(1,063)	(80)	—
SPDR S&P Oil & Gas Exploration & Production ETF (MT)	JPM	OBFR -0.80% (M)	TBD	(10,054)	(1,232)	(97)
SPDR S&P Oil & Gas Exploration & Production ETF (MT)	BOA	OBFR -0.70% (M)	TBD	(2,145)	(284)	—
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(13,569)	(639)	5
Square Enix Holdings Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(2,105)	(97)	(2)
St. James's Place PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(16,896)	(220)	6
SUMCO Corporation (MT)	BOA	OBFR -0.25% (M)	TBD	(95,600)	(732)	77
Sumitomo Metal Mining Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(18,700)	(431)	16
Super Micro Computer, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(27,477)	(1,116)	176
Suzano SA (MT)	JPM	OBFR -0.59% (M)	TBD	(24,000)	(230)	7
Swatch Group AG, The (MT)	BOA	OBFR -0.30% (M)	TBD	(4,969)	(890)	33
Talabat Holding PLC (MT)	JPM	OBFR +0.75% (M)	TBD	1,821,733	724	(22)
Tecan Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(555)	(118)	13
Telecom Italia S.p.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(2,353,867)	(701)	(94)
Teleperformance SE (MT)	BOA	OBFR -0.26% (M)	TBD	(4,524)	(452)	(4)
Temenos AG (MT)	BOA	OBFR -0.26% (M)	TBD	(7,802)	(619)	13
The Kansai Electric Power Company, Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(27,300)	(334)	4
Tokyo Electric Power Company Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(214,400)	(655)	35
Treasury Wine Estates Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(103,239)	(663)	15
United International Holding Co (MT)	JPM	OBFR +0.75% (M)	TBD	342	14	1
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(30,290)	(2,471)	—
Western Digital Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(30,215)	(1,338)	117
Xinyi Glass Holdings Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(124,000)	(126)	4
Zealand Pharma A/S (MT)	JPM	OBFR -0.26% (M)	TBD	(1,904)	(140)	(3)
Zealand Pharma A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(6,769)	(548)	38
						3,199

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR -0.05% (Q)	BNP	06/17/25	3,530	—	(22)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.95% (Q)	GSC	06/20/25	3,438	—	(24)
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.05% (Q)	JPM	06/20/25	3,921	—	(21)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.80% (Q)	JPM	06/17/25	1,277	—	(9)
					—	(76)
INDEX
Citi EQ US 1W Volatility Carry Index‡ (Q)	SOFR +0.00% (Q)	BOA	12/19/25	205	—	(6)
Deutsche Bank Variable Notional Long-Short Credit Index (Q)	Fixed Rate of +0.00% (Q)	DUB	12/19/25	130	—	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Goldman Sachs Rate Volatility Index‡ (Q)	Fixed Rate of +0.00% (Q)	GSC	12/19/25	117	—	(3)
Goldman Sachs Systematic Equity Skew Index‡ (Q)	Fixed Rate of +0.00% (Q)	GSC	12/19/25	230	—	1
Citi EQ US 1W Volatility Carry Index‡ (Q)	Fixed Rate of +0.00% (Q)	JPM	12/19/25	133	—	—
					—	(9)
Total return swap agreements - paying return
EQUITY
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.65% (Q)	GSC	06/17/25	(5,340)	—	18
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.65% (Q)	JPM	06/17/25	(14,257)	—	48
Invesco Senior Loan ETF (Q)	SOFR -0.20% (Q)	MSC	05/30/25	(279)	—	1
Invesco Senior Loan ETF (Q)	SOFR -0.10% (Q)	MSC	05/14/25	(543)	—	—
					—	67

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,081,601	404,421	1,107	1,487,129
Corporate Bonds And Notes	—	270,469	378	270,847
Government And Agency Obligations	—	123,351	—	123,351
Senior Floating Rate Instruments	—	114,072	7,431	121,503
Non-U.S. Government Agency Asset-Backed Securities	—	114,906	1,154	116,060
Investment Companies	83,836	—	—	83,836
Preferred Stocks	5,856	1,533	—	7,389
Warrants	39	—	—	39
Short Term Investments	333,239	912	—	334,151
	1,504,571	1,029,664	10,070	2,544,305
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	24	—	24
Futures Contracts	4,056	—	—	4,056
Centrally Cleared Interest Rate Swap Agreements	—	35,338	—	35,338
Centrally Cleared Credit Default Swap Agreements	—	553	—	553
Exchange Traded Purchased Options	7,647	—	—	7,647
OTC Purchased Options	—	1,122	2	1,124
Open Forward Foreign Currency Contracts	—	1,370	—	1,370
OTC Interest Rate Swap Agreements	—	116	—	116
OTC Credit Default Swap Agreements	—	32	—	32
OTC Contracts for Difference	—	4,293	—	4,293
OTC Total Return Swap Agreements	—	67	1	68
	11,703	42,915	3	54,621
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11,311)	—	—	(11,311)
Centrally Cleared Interest Rate Swap Agreements	—	(3,515)	—	(3,515)
Centrally Cleared Credit Default Swap Agreements	—	(342)	—	(342)
Exchange Traded Written Options	(4,233)	—	—	(4,233)
OTC Written Options	—	(965)	—	(965)
Open Forward Foreign Currency Contracts	—	(5,216)	—	(5,216)
OTC Interest Rate Swap Agreements	—	(1,541)	—	(1,541)
OTC Credit Default Swap Agreements	—	(370)	—	(370)
OTC Contracts for Difference	—	(1,094)	—	(1,094)
OTC Total Return Swap Agreements	—	(77)	(9)	(86)
	(15,544)	(13,120)	(9)	(28,673)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 96.3%
United States of America 37.2%
CF Industries Holdings, Inc.	95	7,411
Chevron Corporation	184	30,860
Corteva, Inc.	454	28,563
EOG Resources, Inc.	103	13,249
EQT Corporation	111	5,957
Exxon Mobil Corporation	431	51,266
Freeport-McMoRan Inc.	383	14,497
Graphic Packaging Holding Company	652	16,920
Hess Corporation	82	13,118
International Paper Company	351	18,705
Newmont Corporation	301	14,527
Packaging Corporation of America	133	26,391
Permian Resources Corporation - Class A	364	5,036
Targa Resources Corp.	38	7,611
TechnipFMC PLC	194	6,133
United States Steel Corporation	336	14,181
Williams Companies, Inc., The	141	8,438
		282,863
United Kingdom 20.1%
Anglo American PLC	961	26,869
BP P.L.C.	4,504	25,320
Mondi PLC	611	9,117
Rio Tinto PLC	392	23,506
Shell PLC - Class A	1,875	68,394
		153,206
Canada 17.5%
Barrick Gold Corporation	1,185	23,033
Kinross Gold Corporation	609	7,679
Nutrien Ltd. (a)	616	30,594
Red Lake Madsen Mine Ltd. (b) (c)	427	—
Suncor Energy Inc.	445	17,230
Teck Resources Limited - Class B	380	13,859
Wheaton Precious Metals Corp.	523	40,630
		133,025
Ireland 4.5%
CRH Public Limited Company	84	7,370
Smurfit Westrock Public Limited Company	594	26,749
		34,119
Brazil 3.8%
Vale S.A. - ADR	2,885	28,794
Norway 3.5%
Norsk Hydro ASA	4,566	26,469
Finland 1.7%
UPM-Kymmene Oyj	485	12,994
Switzerland 1.5%
Glencore PLC	3,217	11,744
Zambia 1.4%
First Quantum Minerals Ltd (b)	811	10,899
South Africa 1.4%
Anglo American Platinum	112	4,526
AngloGold Ashanti PLC	155	5,755
		10,281
Australia 1.2%
BHP Group Limited	390	9,296
Germany 1.1%
Heidelberg Materials AG	50	8,615
Luxembourg 0.8%
ArcelorMittal - ADR	205	5,921
Democratic Republic of the Congo 0.6%
Ivanhoe Mines Ltd - Class A (b)	549	4,659
Russian Federation 0.0%
Public Joint Stock Company Gazprom (b) (c) (d)	5,692	—
Public Joint Stock Company Polyus (b) (c) (d)	106	—
Total Common Stocks (cost $743,120)		732,885
SHORT TERM INVESTMENTS 6.8%
Securities Lending Collateral 3.5%
JNL Government Money Market Fund - Class SL, 4.30% (e) (f)	26,614	26,614
Investment Companies 3.3%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	25,384	25,384
Total Short Term Investments (cost $51,998)		51,998
Total Investments 103.1% (cost $795,118)		784,883
Other Assets and Liabilities, Net (3.1)%		(23,359)
Total Net Assets 100.0%		761,524

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	22,076	122,783	119,475	144	—	—	25,384	3.3
JNL Government Money Market Fund, 4.30% - Class SL	71	118,845	92,301	20	—	(1)	26,614	3.5
	22,147	241,628	211,776	164	—	(1)	51,998	6.8

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	09/06/22	25,117	—	—
Public Joint Stock Company Polyus	09/14/23	15,311	—	—
		40,428	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	506,035	226,850	—	732,885
Short Term Investments	51,998	—	—	51,998
	558,033	226,850	—	784,883

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.7%
Information Technology 45.5%
Apple Inc.	1,586	352,220
AppLovin Corporation - Class A (a)	166	43,930
ASML Holding N.V. - ADR	70	46,169
Broadcom Inc.	1,167	195,463
Cadence Design Systems, Inc. (a)	418	106,363
Intuit Inc.	133	81,674
Microsoft Corporation	1,020	382,866
NVIDIA Corporation	4,018	435,477
Salesforce, Inc.	289	77,562
Shopify Inc. - Class A (a)	448	42,766
Taiwan Semiconductor Manufacturing Company Limited - ADR	365	60,563
		1,825,053
Communication Services 15.7%
Alphabet Inc. - Class A	845	130,682
Meta Platforms, Inc. - Class A	517	297,994
Netflix, Inc. (a)	148	138,342
Spotify Technology S.A. (a)	114	62,653
		629,671
Consumer Discretionary 14.6%
Amazon.com, Inc. (a)	2,152	409,517
Ferrari N.V.	120	51,518
Hilton Worldwide Holdings Inc.	183	41,624
Tesla Inc. (a)	314	81,469
		584,128
Health Care 8.7%
Boston Scientific Corporation (a)	487	49,094
Danaher Corporation	272	55,763
Eli Lilly and Company	195	160,956
Intuitive Surgical, Inc. (a)	167	82,714
		348,527
Financials 7.6%
KKR & Co. Inc. - Class A	524	60,537
S&P Global Inc.	104	53,009
Visa Inc. - Class A	546	191,330
		304,876
Industrials 5.6%
Copart, Inc. (a)	783	44,289
Old Dominion Freight Line, Inc.	151	25,025
Trane Technologies Public Limited Company	132	44,387
TransDigm Group Incorporated	61	84,029
Vertiv Holdings Co - Class A	343	24,804
		222,534
Real Estate 1.2%
CoStar Group, Inc. (a)	592	46,885
Materials 0.8%
Sherwin-Williams Company, The	98	34,088
Total Common Stocks (cost $2,506,473)		3,995,762
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	10,418	10,418
Total Short Term Investments (cost $10,418)		10,418
Total Investments 100.0% (cost $2,516,891)		4,006,180
Other Assets and Liabilities, Net 0.0%		1,026
Total Net Assets 100.0%		4,007,206

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	19,634	108,160	117,376	60	—	—	10,418	0.3
JNL Government Money Market Fund, 4.30% - Class SL	—	32,670	32,670	1	—	—	—	—
	19,634	140,830	150,046	61	—	—	10,418	0.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,995,762	—	—	3,995,762
Short Term Investments	10,418	—	—	10,418
	4,006,180	—	—	4,006,180

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 95.4%
United Kingdom 31.5%
AstraZeneca PLC	444	65,385
Barclays PLC	18,343	68,859
BP P.L.C.	10,008	56,264
British American Tobacco P.L.C.	606	24,995
Compass Group PLC	315	10,400
Diageo PLC	1,577	41,197
GSK PLC	2,247	42,935
Kingfisher PLC	5,538	18,214
Legal & General Group PLC	6,395	20,203
NatWest Group PLC	1,238	7,297
Prudential Public Limited Company	4,916	52,853
Reckitt Benckiser Group PLC	1,128	76,417
Relx PLC	419	21,084
Rolls-Royce Holdings PLC	8,145	79,239
SEGRO Public Limited Company	2,086	18,669
Smith & Nephew PLC	1,267	17,844
Smiths Group PLC	58	1,445
Standard Chartered PLC	1,621	24,032
The Berkeley Group Holdings PLC	320	14,865
		662,197
France 17.6%
Alstom (a)	3,708	82,134
AXA	599	25,617
BNP Paribas	578	48,388
Capgemini	105	15,740
Compagnie de Saint-Gobain	427	42,614
Kering	397	82,306
Sanofi	382	42,217
Societe d'exploitation Hoteliere	166	10,665
Societe Generale (b)	444	19,949
		369,630
Japan 10.9%
FANUC Corporation	1,577	43,153
Fujitsu Limited	1,494	29,699
Murata Manufacturing Co., Ltd.	1,608	25,154
Nintendo Co., Ltd.	291	19,789
Renesas Electronics Corporation	4,580	62,158
SMC Corporation	107	38,166
Sompo Holdings, Inc.	339	10,353
		228,472
Germany 7.7%
Allianz SE	29	11,288
Deutsche Bank Aktiengesellschaft - Class N	83	1,984
Deutsche Telekom AG - Class N	1,009	37,295
E.ON SE - Class N	1,071	16,185
Heidelberg Materials AG	64	10,972
Infineon Technologies AG - Class N	1,289	43,050
SAP SE	150	40,124
		160,898
Netherlands 6.8%
Akzo Nobel N.V.	806	49,641
Heineken N.V.	321	26,201
ING Groep N.V.	1,502	29,418
Koninklijke Philips N.V.	1,488	37,920
		143,180
South Korea 4.5%
Samsung Electronics Co., Ltd.	1,888	74,898
Samsung Fire & Marine Insurance Co., Ltd.	24	5,855
Shinhan Financial Group Co., Ltd.	397	12,781
		93,534
Italy 4.1%
ENEL - SPA	5,543	45,036
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	715	40,161
		85,197
Canada 3.4%
Barrick Gold Corporation	629	12,220
Canadian Pacific Kansas City Limited	837	58,754
		70,974
Belgium 2.6%
Anheuser-Busch InBev	727	44,632
Syensqo	158	10,802
		55,434
China 1.4%
Li Ning Company Limited	1,893	3,884
Tencent Holdings Limited	409	26,243
		30,127
United States of America 1.4%
Carnival Corporation (a)	1,496	29,227
Luxembourg 1.3%
ArcelorMittal	930	26,852
Singapore 1.1%
United Overseas Bank Limited	831	23,479
Switzerland 0.7%
Julius Bar Gruppe AG - Class N (c)	207	14,331
Ireland 0.3%
Smurfit Westrock Public Limited Company	159	7,162
Hong Kong 0.1%
Link Real Estate Investment Trust	488	2,287
Total Common Stocks (cost $1,809,344)		2,002,981
PREFERRED STOCKS 2.8%
Switzerland 2.8%
Roche Holding AG	178	58,521
Total Preferred Stocks (cost $52,353)		58,521
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	34,153	34,153
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	—	—
Total Short Term Investments (cost $34,153)		34,153
Total Investments 99.8% (cost $1,895,850)		2,095,655
Other Assets and Liabilities, Net 0.2%		5,239
Total Net Assets 100.0%		2,100,894
(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	9,333	145,470	120,650	275	—	—	34,153	1.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Causeway International Value Select Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	10,658	82,243	92,901	213	—	—	—	—
	19,991	227,713	213,551	488	—	—	34,153	1.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	107,363	1,895,618	—	2,002,981
Preferred Stocks	—	58,521	—	58,521
Short Term Investments	34,153	—	—	34,153
	141,516	1,954,139	—	2,095,655

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 98.4%
Information Technology 37.2%
Accenture Public Limited Company - Class A	65	20,353
Adobe Inc. (a)	26	9,971
Apple Inc.	389	86,433
ASML Holding N.V. - ADR	37	24,372
Intuit Inc.	51	31,048
Microsoft Corporation	265	99,377
NVIDIA Corporation	1,132	122,725
Palo Alto Networks, Inc. (a)	196	33,496
Salesforce, Inc.	138	36,944
Synopsys, Inc. (a)	48	20,585
Taiwan Semiconductor Manufacturing Company Limited - ADR	153	25,335
Workday, Inc. - Class A (a)	110	25,751
		536,390
Communication Services 12.1%
Alphabet Inc. - Class A	179	27,649
Meta Platforms, Inc. - Class A	156	89,740
Netflix, Inc. (a)	61	56,572
		173,961
Health Care 11.8%
Eli Lilly and Company	21	17,558
Icon Public Limited Company (a)	35	6,181
Intuitive Surgical, Inc. (a)	58	28,955
Novo Nordisk A/S - ADR	141	9,806
Stryker Corporation	74	27,707
Thermo Fisher Scientific Inc.	43	21,583
UnitedHealth Group Incorporated	72	37,504
Zoetis Inc. - Class A	126	20,779
		170,073
Consumer Discretionary 11.8%
Airbnb, Inc. - Class A (a)	144	17,173
Amazon.com, Inc. (a)	621	118,192
Starbucks Corporation	102	10,000
Tesla Inc. (a)	95	24,652
		170,017
Financials 10.9%
Marsh & Mclennan Companies, Inc.	99	24,177
PayPal Holdings, Inc. (a)	372	24,288
S&P Global Inc.	52	26,249
Visa Inc. - Class A	236	82,668
		157,382
Industrials 8.8%
Eaton Corporation Public Limited Company	107	29,050
RTX Corporation	164	21,730
Uber Technologies, Inc. (a)	307	22,374
Union Pacific Corporation	107	25,326
W.W. Grainger, Inc.	29	28,301
		126,781
Consumer Staples 2.7%
Monster Beverage 1990 Corporation (a)	419	24,496
Target Corporation	145	15,132
		39,628
Materials 1.8%
Sherwin-Williams Company, The	73	25,333
Real Estate 1.3%
Equinix, Inc.	24	19,307
Total Common Stocks (cost $900,173)		1,418,872
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	22,208	22,208
Total Short Term Investments (cost $22,208)		22,208
Total Investments 99.9% (cost $922,381)		1,441,080
Other Assets and Liabilities, Net 0.1%		922
Total Net Assets 100.0%		1,442,002

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	8,912	78,275	64,979	176	—	—	22,208	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,418,872	—	—	1,418,872
Short Term Investments	22,208	—	—	22,208
	1,441,080	—	—	1,441,080

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Cohen & Steers U.S. Realty Fund
COMMON STOCKS 98.8%
Real Estate 96.6%
Agree Realty Corporation	14	1,042
American Homes 4 Rent - Class A	41	1,557
American Tower Corporation	52	11,273
Americold Realty Trust, Inc.	52	1,125
AvalonBay Communities, Inc.	5	1,044
Crown Castle Inc.	62	6,488
Digital Realty Trust, Inc.	45	6,479
Equinix, Inc.	5	4,135
Essex Property Trust, Inc.	10	3,199
Extra Space Storage Inc.	30	4,456
Healthcare Realty Trust Incorporated - Class A	110	1,859
Highwoods Properties, Inc.	54	1,588
Host Hotels & Resorts, Inc.	105	1,492
Invitation Homes Inc.	123	4,289
Iron Mountain Incorporated	27	2,288
Kilroy Realty Corporation	16	519
Kimco Realty OP, LLC	83	1,760
Lamar Advertising Company - Class A	11	1,215
Lineage, Inc.	7	410
Omega Healthcare Investors, Inc.	71	2,711
ProLogis Inc.	58	6,533
Public Storage Operating Company	11	3,334
Realty Income Corporation	28	1,610
SBA Communications Corporation - Class A	5	1,005
Simon Property Group, Inc.	26	4,324
Sun Communities, Inc.	35	4,480
UDR, Inc.	57	2,579
VICI Properties Inc.	71	2,330
Welltower Inc.	71	10,944
Weyerhaeuser Company	131	3,823
		99,891
Consumer Discretionary 2.0%
Boyd Gaming Corporation	16	1,072
Caesars Entertainment, Inc. (a)	41	1,031
		2,103
Health Care 0.2%
PACS Group, Inc. (a)	16	178
Total Common Stocks (cost $105,911)		102,172
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	603	603
Total Short Term Investments (cost $603)		603
Total Investments 99.4% (cost $106,514)		102,775
Other Assets and Liabilities, Net 0.6%		655
Total Net Assets 100.0%		103,430

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Cohen & Steers U.S. Realty Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	978	13,011	13,386	10	—	—	603	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Cohen & Steers U.S. Realty Fund
Assets - Securities
Common Stocks	102,172	—	—	102,172
Short Term Investments	603	—	—	603
	102,775	—	—	102,775

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.9%
Japan 21.1%
Advantest Corporation	11	490
AEON Co., Ltd.	9	233
AEON MALL Co., Ltd.	—	6
Ain Holdings Inc.	4	118
Ajinomoto Co., Inc.	10	207
Alps Alpine Co., Ltd. (a)	4	40
Aozora Bank, Ltd.	30	416
Asahi Group Holdings, Ltd.	29	379
ASICS Corporation	16	325
Astellas Pharma Inc. (a)	19	188
Azbil Corporation	6	46
Bandai Namco Holdings Inc.	8	278
Baycurrent Inc.	3	148
Bridgestone Corporation	14	547
Canon Inc.	5	163
Capcom Co., Ltd.	8	207
Central Japan Railway Company	6	105
Chubu Electric Power Co., Ltd.	8	84
Chugai Pharmaceutical Co., Ltd.	6	283
Concordia Financial Group, Ltd.	69	462
Cosmo Energy Holdings Co., Ltd. (a)	21	913
Daifuku Co., Ltd.	8	201
Dai-ichi Life Holdings, Inc.	40	304
Daiichi Sankyo Company, Limited	4	101
Daikin Industries, Ltd.	2	228
Daito Trust Construction Co., Ltd.	2	174
Daiwa House Industry Co., Ltd	11	353
Daiwa Securities Group Inc. (a)	26	175
Daiwabo Holdings Co., Ltd.	31	519
DENSO Corporation	10	121
DIC Corporation	27	545
DISCO Corporation	2	308
Dowa Holdings Co., Ltd. (a)	26	816
East Japan Railway Company	7	129
EBARA Corporation	22	334
Eisai Co., Ltd.	2	61
ENEOS Holdings, Inc.	163	858
EXEO Group, Inc.	85	961
FANUC Corporation	2	66
Fast Retailing Co., Ltd.	2	445
Fuji Corporation Co., Ltd.	37	522
FUJIFILM Holdings Corporation	6	109
Fujikura Ltd.	7	238
Fujitsu Limited	17	338
Hamamatsu Photonics K.K.	19	186
Hankyu Hanshin Holdings, Inc.	8	202
HASEKO Corporation (a)	5	59
Hitachi, Ltd.	62	1,439
Honda Motor Co., Ltd. - ADR (a)	1	20
Honda Motor Co., Ltd.	42	385
Hoya Corporation	3	361
Idemitsu Kosan Co., Ltd.	69	491
IHI Corporation	4	252
Inpex Corporation	91	1,270
Isuzu Motors Limited (a)	37	497
ITOCHU Corporation	8	380
Japan Airport Terminal Co., Ltd. (a)	3	69
Japan Exchange Group, Inc.	30	308
Japan Petroleum Exploration Co., Ltd.	10	74
Japan Post Bank Co., Ltd.	9	94
Japan Post Holdings Co., Ltd.	12	117
Japan Tobacco Inc.	15	421
JEOL Ltd.	26	811
JGC Holdings Corporation	12	91
Kaga Electronics Co., Ltd.	7	130
Kanematsu Corporation	8	139
Kao Corporation	4	165
Kawasaki Heavy Industries, Ltd. (a)	6	387
KDDI Corporation	32	501
Keyence Corporation	1	315
Kikkoman Corporation	23	221
Kintetsu Group Holdings Co., Ltd	18	381
Kirin Holdings Company, Limited	9	125
Komatsu Ltd.	10	291
Konami Holdings Corporation	3	307
Konica Minolta, Inc.	250	850
Kose Corporation	1	46
Kubota Corporation	31	384
Kuraray Co., Ltd.	2	26
Kurita Water Industries Ltd.	1	31
KYOCERA Corporation	20	230
Kyushu Electric Power Co., Inc. (a)	8	71
Kyushu Railway Company	2	49
Lasertec Co., Ltd.	2	155
LIXIL Corporation (a)	96	1,114
LY Corporation	35	120
Mabuchi Motor Co., Ltd.	35	543
Makita Corporation	3	90
Marubeni Corporation	14	217
Marui Group Co.Ltd. (a)	13	237
MARUWA Co., Ltd.	1	206
MatsukiyoCocokara & Co.	4	56
Mebuki Financial Group Inc.	106	520
Meiji Holdings Co., Ltd.	6	134
Mercari, Inc. (b)	8	131
Minebeamitsumi Inc.	23	341
MIRAIT ONE Corporation	36	527
Mitsubishi Chemical Group Corporation	110	544
Mitsubishi Corporation	29	518
Mitsubishi Electric Corporation	9	167
Mitsubishi Estate Co., Ltd.	10	159
Mitsubishi HC Capital Inc. (a)	8	52
Mitsubishi Heavy Industries, Ltd.	22	377
Mitsubishi Materials Corporation	26	427
Mitsubishi UFJ Financial Group, Inc.	72	972
Mitsui & Co., Ltd.	17	313
Mitsui Chemicals, Inc.	2	34
Mitsui Fudosan Co., Ltd.	17	150
Mitsui Mining & Smelting Co., Ltd. (a)	21	609
Mitsui O.S.K. Lines, Ltd. (a)	7	250
Miura Industry Co., Ltd.	2	34
Mizuho Financial Group, Inc.	15	424
MonotaRO Co., Ltd.	4	73
MS&AD Insurance Group Holdings, Inc.	13	280
Murata Manufacturing Co., Ltd.	12	194
Nagase & Co., Ltd.	48	847
Nagoya Railroad Co., Ltd.	11	133
Nakanishi Inc.	4	63
Nec Corporation	11	233
Nidec Corporation	6	94
Nifco Inc.	29	688
Nihon M&A Center Holdings Inc.	17	67
Nintendo Co., Ltd.	4	292
Nippon Express Co., Ltd. (a)	40	721
Nippon Gas Co., Ltd. (a)	70	1,046
Nippon Paint Holdings Co., Ltd.	14	105
Nippon Sanso Holdings Corporation	2	48
Nippon Steel Corporation (a)	16	340
Nippon Telegraph and Telephone Corporation	172	167
Nippon Yusen Kabushiki Kaisha (a)	18	580
Nipro Corporation (a)	12	106
Nissan Chemical Corporation	14	408
Nissan Motor Co., Ltd. (a)	64	163
Nissin Food Holdings Co., Ltd.	2	41
Niterra Co., Ltd. (a)	3	91
Nitori Holdings Co., Ltd. (a)	2	147
Nitto Denko Corporation	24	445
Nomura Holdings, Inc.	51	318
Nomura Holdings, Inc. - ADR (a)	4	23
Nomura Research Institute, Ltd.	6	207
NTT DATA Corporation	6	110
OBIC Business Consultants Co., Ltd.	1	24
OBIC Co., Ltd.	4	115
Olympus Corporation	28	361
OMRON Corporation (a)	2	51
Ono Pharmaceutical Co., Ltd. (a)	4	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Oriental Land Co., Ltd. (a)	7	140
ORIX Corporation	18	381
Otsuka Holdings Co., Ltd.	5	261
Pan Pacific International Holdings Corporation	10	277
Panasonic Holdings Corporation	41	488
Park24 Co., Ltd.	4	61
Pigeon Corporation	32	393
Rakuten Group, Inc. (b)	40	230
Recruit Holdings Co., Ltd.	13	658
Renesas Electronics Corporation	14	186
Resona Holdings, Inc.	34	298
Resonac Graphite America Inc.	37	739
Ryohin Keikaku Co., Ltd.	2	52
Sanken Electric Co., Ltd. (b)	6	277
Sankyu Co., Ltd.	17	687
Santen Pharmaceutical Co., Ltd.	89	843
Sapporo Holdings Limited	18	910
Sawai Group Holdings Co., Ltd. (a)	54	713
SBI Holdings, Inc. (a)	5	124
SCREEN Holdings Co., Ltd. (a)	2	97
Secom Co., Ltd.	2	82
Sekisui Chemical Co., Ltd.	17	283
Sekisui House, Ltd.	24	538
Seven & I Holdings Co., Ltd.	46	675
Shikoku Electric Power Company, Incorporated (a)	3	26
Shimadzu Corporation	5	120
Shimano Inc.	1	185
Shin-Etsu Chemical Co., Ltd.	23	658
Shionogi & Co., Ltd.	12	185
Ship Healthcare Holdings, Inc.	77	1,026
Shiseido Company, Limited	5	87
SKYLARK Holdings Co., Ltd.	19	385
SMC Corporation	—	71
Socionext Inc. (a)	31	374
SoftBank Corp.	186	259
SoftBank Group Corp	29	1,455
Sohgo Security Services Co., Ltd.	12	90
Sompo Holdings, Inc.	12	363
Sony Group Corporation	87	2,223
Sotetsu Holdings Inc.	18	266
Subaru Corporation. (a)	37	671
SUMCO Corporation	9	64
Sumitomo Bakelite Co., Ltd.	16	349
Sumitomo Chemical Company, Limited	346	841
Sumitomo Corporation	10	220
Sumitomo Electric Industries, Ltd.	23	391
Sumitomo Forestry Co., Ltd.	16	484
Sumitomo Metal Mining Co., Ltd. (a)	2	39
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	46
Sumitomo Mitsui Financial Group, Inc.	23	579
Sumitomo Mitsui Trust Group, Inc.	12	294
Sumitomo Realty & Development Co., Ltd. (a)	12	445
Suntory Beverage & Food Limited	2	70
Suzuki Motor Corporation	37	458
Sysmex Corporation	14	268
T&D Holdings, Inc.	10	224
Taiheiyo Cement Corporation	2	55
Taisei Corporation	4	165
Takeda Pharmaceutical Company Limited	17	489
TDK Corporation	39	414
TechnoPro Holdings, Inc.	60	1,331
Teijin Limited (a)	49	436
Terumo Corporation	6	113
The Hachijuni Bank, Ltd.	210	1,498
TOBU Railway Co., LTD.	1	14
Toho Co., Ltd.	1	45
TOHO GAS Co., Ltd.	3	72
Tokai Carbon Co., Ltd. (a)	171	1,092
Tokio Marine Holdings, Inc.	26	989
Tokyo Electric Power Company Holdings, Inc. (b)	20	58
Tokyo Electron Limited	4	560
Tokyo Gas Co., Ltd.	6	195
Tokyu Corporation (a)	5	54
Tokyu Fudosan Holdings Corporation	229	1,534
Toray Industries, Inc.	28	194
Tosoh Corporation (a)	32	447
TOTO Ltd.	16	422
Toyo Suisan Kaisha, Ltd.	3	166
Toyo Tire Corporation	4	66
Toyota Industries Corporation	1	86
Toyota Motor Corporation	164	2,893
Toyota Tsusho Corporation (a)	21	348
Trend Micro Incorporated	3	182
Tsumura & Co.	3	87
UBE Corporation (a)	45	659
ULVAC, Inc.	3	107
Unicharm Corporation	28	227
Wacoal Holdings Corp.	2	51
West Japan Railway Company	11	221
Yakult Honsha Co., Ltd. (a)	5	99
Yamaha Corporation	25	192
Yamaha Motor Co., Ltd.	52	418
Yamato Holdings Co., Ltd. (a)	29	377
Yaskawa Electric Corporation	4	111
Yoshinoya Holdings Co., Ltd. (c)	35	701
		83,540
United Kingdom 12.0%
3I Group PLC	12	564
Anglo American PLC	29	802
Ashtead Group Public Limited Company	11	607
AstraZeneca PLC - ADR	9	666
AstraZeneca PLC	6	883
Auto Trader Group PLC	69	668
BAE Systems PLC	22	448
Barclays PLC	290	1,088
Barclays PLC - ADR (a)	6	86
Barratt Redrow PLC	29	159
Beazley Ireland Holdings PLC	116	1,399
Bellway p.l.c.	18	562
BP P.L.C. - ADR	8	273
BP P.L.C.	335	1,883
British American Tobacco P.L.C.	16	676
BT Group PLC (a)	397	852
Bunzl Public Limited Company	6	227
Burberry Group PLC	54	548
Centrica PLC	469	909
Compass Group PLC	14	459
Croda International Public Limited Company	3	113
Diageo PLC - ADR	1	130
Diageo PLC	10	268
Diploma PLC	1	72
Drax Group PLC	28	211
Entain PLC	5	36
Experian PLC	19	893
Fiat Chrysler Automobiles N.V.	45	504
Flutter Entertainment Public Limited Company (b)	1	144
Frasers Group PLC (b)	14	112
Games Workshop Group PLC	3	620
GSK PLC	44	835
GSK PLC - ADR (a)	1	31
Haleon PLC	147	743
Haleon PLC - ADR (a)	1	10
Halma Public Limited Company	3	91
Howden Joinery Group PLC	76	706
HSBC Holdings PLC - ADR (a)	8	466
HSBC Holdings PLC	199	2,255
IMI PLC	6	153
Imperial Brands PLC	3	114
Inchcape PLC	23	200
Informa PLC	55	547
InterContinental Hotels Group PLC	1	131
InterContinental Hotels Group PLC - ADR (a)	1	85
Intertek Group PLC	2	152
J Sainsbury PLC	36	109
JD Sports Fashion PLC	28	25
Jet2 PLC	4	59
Kingfisher PLC	415	1,365
Legal & General Group PLC	166	525
Lion Finance Group PLC	7	503

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC - ADR (a)	17	63
Lloyds Banking Group PLC	671	631
London Stock Exchange Group PLC	2	285
Man Group PLC	224	574
Marks and Spencer Group P.L.C.	243	1,123
Melrose Industries PLC	37	226
Mondi PLC	4	67
National Grid PLC	14	188
National Grid PLC - ADR	2	121
NatWest Group PLC	116	687
Next PLC	3	370
NMC Health PLC (d)	1	—
Paragon Banking Group PLC	27	259
Pennon Group PLC	47	274
Reckitt Benckiser Group PLC	21	1,451
Relx PLC	10	483
Relx PLC - ADR	5	263
Rio Tinto PLC - ADR	10	598
Rio Tinto PLC	13	801
Rolls-Royce Holdings PLC	135	1,315
RS Group PLC	89	645
Savills PLC	3	42
Serco Group PLC	98	200
Severn Trent PLC	6	185
Shell PLC - Class A	97	3,555
Shell PLC - Class A - ADR	13	920
Smith & Nephew PLC - ADR	5	156
Smith & Nephew PLC	3	47
Softcat PLC	28	568
Spirax Group PLC	3	213
SSE PLC	26	532
St. James's Place PLC	7	83
Standard Chartered PLC	9	137
Stolt-Nielsen M.S. Ltd.	1	34
Subsea 7 S.A.	1	21
Tate & Lyle Public Limited Company	18	119
Taylor Wimpey PLC	67	94
Tesco PLC	239	1,031
The Sage Group PLC.	19	300
Unilever PLC	13	752
Unilever PLC - ADR	8	502
United Utilities PLC	13	171
Vistry Group PLC	27	198
Vodafone Group Public Limited Company	921	867
Whitbread PLC	1	19
Wise PLC - Class A (b)	5	56
WPP 2012 Limited	24	179
		47,372
Canada 10.7%
Agnico Eagle Mines Limited	12	1,303
Air Canada (b)	5	45
Alamos Gold Inc - Class A	2	54
Alimentation Couche-Tard Inc.	7	367
ARC Resources Ltd.	37	740
Aritzia, Inc. (b)	16	554
ATCO Ltd. - Class I	8	273
ATS Corporation (a) (b)	14	360
Bank of Montreal	11	1,030
Bank of Nova Scotia, The	11	545
Banque Nationale Du Canada	16	1,332
Barrick Gold Corporation	52	1,006
BCE Inc. (a)	1	16
Bombardier Inc. - Class B (b)	5	266
Boralex Inc. - Class A	3	51
Boyd Group Services Inc.	2	292
Brookfield Corporation - Class A	7	343
BRP Inc.	1	44
CAE Inc. (b)	9	227
Canadian Imperial Bank of Commerce (a)	13	716
Canadian National Railway Company	4	380
Canadian Natural Resources Limited	41	1,261
Canadian Pacific Kansas City Limited	4	270
Canadian Tire Corporation, Limited - Class A	4	415
Canadian Utilities Limited - Class A	3	82
Capital Power Corporation (a)	8	273
Cenovus Energy Inc.	67	930
CGI Inc. - Class A	6	567
CGI Inc. - Class A	—	38
Constellation Software Inc.	—	633
Descartes Systems Group Inc., The (b)	1	121
Dollarama Inc.	6	663
Eldorado Gold Corporation (a) (b)	77	1,302
Element Fleet Management Corp.	19	369
Emera Incorporated (e)	4	185
Empire Company Limited - Class A	2	67
Enbridge Inc.	13	593
EQB Inc. (a)	4	293
Finning International Inc.	36	1,015
FirstService Corporation	3	415
Fortis Inc.	1	48
Fortis Inc. (a)	8	370
Franco-Nevada Corporation (a)	1	143
Great-West Lifeco Inc.	3	102
Groupe Atkinsrealis Inc.	3	119
Groupe WSP Global Inc.	2	260
Hydro One Limited	2	67
iA Societe Financiere Inc.	9	836
IGM Financial Inc. (a)	3	106
Imperial Oil Limited	4	317
Intact Financial Corporation	3	556
Kinross Gold Corporation	90	1,137
Les Vetements de Sport Gildan Inc. - Class A	14	622
Loblaw Companies Limited	4	522
Manulife Financial Corporation	26	805
MEG Energy Corp. (a)	31	541
Methanex Corporation	6	221
Metro Inc. - Class A	7	515
Northland Power Inc.	—	—
Nutrien Ltd.	20	974
Open Text Corporation	5	131
Osisko Gold Royalties Ltd	4	84
Pan American Silver Corp. (a)	11	278
Pembina Pipeline Corporation	8	338
Prairiesky Royalty Ltd.	14	255
Premium Brands Holdings Corporation	5	280
Quebecor Inc. - Class B	2	60
Restaurant Brands International Limited Partnership	5	300
Rogers Communications Inc. - Class B (a)	11	291
Royal Bank of Canada	—	42
Royal Bank of Canada	28	3,198
Saputo Inc.	7	113
Shopify Inc. - Class A (b)	1	48
Shopify Inc. - Class A (b)	—	35
South Bow Corporation (a)	5	131
Spin Master Corp. (a) (f)	4	70
Sun Life Financial Inc.	25	1,416
Suncor Energy Inc.	35	1,341
TC Energy Corporation (a)	26	1,213
Teck Resources Limited - Class B	8	287
TFI International Inc.	2	179
Thomson Reuters Corporation	1	119
TMX Group Limited	3	95
Topaz Energy Corp.	1	20
Toromont Industries Ltd.	10	803
Toronto-Dominion Bank, The	3	188
Toronto-Dominion Bank, The	9	564
Tourmaline Oil Corp (a)	18	883
TransAlta Corporation	5	45
Veren Inc. (a)	135	891
Wheaton Precious Metals Corp.	3	212
Whitecap Resources Inc. (a)	69	444
Winpak Ltd.	7	199
		42,250
Germany 8.5%
Adidas AG - Class N	3	661
Allianz SE	4	1,340
Aurubis AG	4	373
BASF SE - Class N	44	2,220

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bayer Aktiengesellschaft - Class N	5	115
Bayerische Motoren Werke Aktiengesellschaft	6	522
Bechtle Aktiengesellschaft	6	224
Beiersdorf Aktiengesellschaft	1	98
Brenntag SE - Class N	9	560
Carl Zeiss Meditec AG	—	9
Continental Aktiengesellschaft	6	411
Covestro AG (b)	12	756
CTS Eventim AG & Co. KGaA	6	560
Daimler Truck Holding AG	24	983
Deutsche Bank Aktiengesellschaft - Class N	5	125
Deutsche Bank Aktiengesellschaft - Class N	38	911
Deutsche Borse Aktiengesellschaft - Class N	3	822
Deutsche Lufthansa Aktiengesellschaft	35	253
Deutsche Post AG - Class N	36	1,534
Deutsche Telekom AG - Class N	74	2,738
DW Property Invest GmbH	1	14
E.ON SE - Class N	57	869
Fraport AG Frankfurt Airport Services Worldwide (b)	2	107
freenet AG - Class N	17	653
Fresenius Medical Care AG	8	390
Fresenius SE & Co. KGaA (b)	11	459
GEA Group Aktiengesellschaft	14	853
Gerresheimer AG	1	104
Hannover Ruck SE - Class N	1	335
Hapag-Lloyd Aktiengesellschaft (e)	—	70
Heidelberg Materials AG	1	117
Hellofresh SE (b)	7	56
Henkel AG & Co. KGaA (c)	—	7
Hensoldt AG	3	179
HOCHTIEF Aktiengesellschaft	—	23
Infineon Technologies AG - Class N	48	1,615
Kion Group AG	9	397
Knorr - Bremse Aktiengesellschaft (e)	6	592
LEG Immobilien SE	4	258
Mercedes-Benz Group AG - Class N	19	1,106
MERCK Kommanditgesellschaft auf Aktien	1	176
MTU Aero Engines AG - Class N	1	301
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,633
Nemetschek SE	1	101
Puma SE	9	216
Qiagen N.V. (b)	2	79
Qiagen N.V. (b)	12	493
Rheinmetall Aktiengesellschaft	2	2,721
RTL Group S.A.	5	180
RWE Aktiengesellschaft	15	524
SAP SE	2	666
Siemens Aktiengesellschaft - Class N	5	1,139
Siemens Energy AG (b)	14	834
Siemens Healthineers AG (e)	3	157
Sixt SE	1	109
Stroer SE & Co. KGaA	1	84
Sudzucker AG	1	17
Symrise AG	3	337
Thyssenkrupp AG	9	89
Volkswagen Aktiengesellschaft	1	76
Vonovia SE	7	187
		33,538
France 8.3%
Accor	1	34
Aeroports de Paris	1	91
Airbus SE	6	1,043
Alstom (b)	21	461
Alten	3	269
AXA	13	568
BNP Paribas	7	564
Bouygues	6	249
Bureau Veritas	10	298
Capgemini	3	519
Carrefour	109	1,557
Compagnie de Saint-Gobain	8	779
Compagnie Generale des Etablissements Michelin	24	832
Credit Agricole SA	15	273
Danone	13	990
Dassault Aviation	1	186
Dassault Systemes	3	107
Edenred	4	139
Eiffage	6	744
Elis Services	8	168
Engie	56	1,089
EssilorLuxottica	1	346
Eurazeo	6	429
Eurofins Scientific SE	11	564
Euronext N.V. (c) (e)	5	701
FDJ United (f)	3	89
Forvia	2	18
Gaztransport Et Technigaz	4	567
Getlink S.E.	16	284
Hermes International	—	629
Horizon Parent Holdings S.a r.l.	7	229
JCDecaux SE	14	231
Kering	1	160
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	673
Legrand	2	201
L'Oreal	2	724
LVMH Moet Hennessy Louis Vuitton	3	2,016
Nexans	2	193
Orange	106	1,378
Publicis Groupe SA	4	391
Renault	16	814
Rexel	25	663
Rubis	1	35
Safran	3	779
Sanofi	5	592
Sartorius Stedim Biotech	—	30
Schneider Electric SE	2	388
Societe d'exploitation Hoteliere	5	310
Societe Generale (c)	16	707
Soitec (b)	1	33
Spie SA	12	530
Technip Energies N.V.	28	923
Teleperformance SE	3	316
Thales	3	784
Tikehau Capital (a)	5	102
TotalEnergies SE	58	3,777
Valeo	7	63
Vallourec (a)	3	51
Veolia Environnement	8	288
VINCI	8	956
		32,924
Switzerland 7.6%
ABB Ltd - Class N	24	1,217
Adecco Group AG - Class N	2	62
Alcon AG	6	590
Alcon AG	5	506
ALSO Holding AG - Class N	1	289
Avolta AG - Class N	3	136
Barry Callebaut AG - Class N	—	33
BELIMO Holding AG - Class N	1	409
BKW Energie AG	1	90
Bucher Industries AG (a)	3	1,233
Clariant AG - Class N	4	44
Compagnie Financiere Richemont SA	4	744
Datwyler Holding AG (a)	1	189
EMS-Chemie Holding AG	—	69
Geberit AG - Class N	1	741
Georg Fischer AG - Class N	15	1,106
Givaudan SA - Class N	—	335
Glencore PLC	142	517
Holcim AG	14	1,475
INFICON Holding AG - Class N	—	255
Julius Bar Gruppe AG - Class N	25	1,753
Lonza Group AG	1	609
Nestle S.A. - Class N	26	2,609
Novartis AG - ADR	11	1,253
Novartis AG - Class N	34	3,730
Partners Group Holding AG	1	856
PSP Swiss Property AG - Class N	2	348

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Roche Holding AG	—	113
Sandoz Group AG	1	42
Sandoz Group AG - ADR (a)	—	7
Schindler Holding AG - Class N	—	144
SGS SA	3	252
Siegfried Holding AG - Class N	1	645
Sika AG	2	556
Sonova Holding AG	1	266
Straumann Holding AG - Class N	1	175
Sulzer AG - Class N	1	216
Swiss Life Holding AG - Class N	1	635
Swiss Prime Site AG - Class N	22	2,668
Swiss Re AG	1	116
Swisscom AG - Class N	1	633
Swissquote Group Holding SA - Class N	1	504
UBS Group AG (a)	—	13
UBS Group AG	26	794
VAT Group AG (e)	—	80
Ypsomed Holding AG	—	31
Zurich Insurance Group AG - Class N	1	954
		30,042
Australia 5.7%
AGL Energy Limited	15	102
ALS Limited	16	159
AMP Limited	158	123
Ampol Limited	14	211
Ansell Limited	8	168
ANZ Group Holdings Limited	20	366
ARB Corporation Limited (a)	5	98
Aristocrat Leisure Limited	9	357
ASX Limited	1	46
Atlas Arteria Limited	33	100
AUB Group Limited	2	35
Australian Pipeline Trust	20	98
Beach Energy Limited	213	193
BHP Group Limited - ADR (a)	8	402
BHP Group Limited	88	2,097
BHP Group Limited	6	141
BlueScope Steel Limited	19	253
Brambles Limited	40	506
Breville Group Limited	10	189
Cleanaway Waste Management Limited	91	148
Cochlear Limited	—	53
Coles Group Limited	32	396
Commonwealth Bank of Australia	10	989
Computershare Limited	15	370
CSL Limited	3	447
Domino's Pizza Enterprises Limited	6	90
Downer EDI Limited	24	82
EBOS Group Limited	3	63
Evolution Mining Limited	54	240
Flight Centre Travel Group Limited (a)	45	392
Fortescue Ltd	31	302
Harvey Norman Holdings Ltd	13	41
HUB24 Limited	3	136
IDP Education Limited (a)	16	93
IGO Limited	8	20
Incitec Pivot Limited	351	564
Insurance Australia Group Limited	99	480
JB Hi-Fi Limited	8	458
Lendlease Corporation Limited	44	165
Lynas Rare Earths Limited (b)	36	156
Macquarie Group Limited	2	223
Medibank Private Limited	70	195
Metcash Limited	261	519
Mineral Resources Limited	8	125
National Australia Bank Limited (c)	40	858
Netwealth Group Limited	7	117
New Hope Corporation Limited (a)	166	388
NEXTDC Limited (b)	19	138
Nine Entertainment Co. Holdings Limited	329	311
Northern Star Resources Ltd	50	576
Orica Limited	47	503
Orora Limited	407	482
Pilbara Minerals Limited (b)	44	47
Qantas Airways Limited	12	69
QBE Insurance Group Limited	47	643
Ramsay Health Care Limited	3	65
Regis Healthcare Limited	10	44
Rio Tinto Limited	8	596
Santos Limited	190	798
Sonic Healthcare Limited	15	248
Stanmore Resources Limited	37	50
Suncorp Group Limited	27	324
Super Retail Group Limited	34	276
Technology One Limited	14	252
Telstra Group Limited	66	173
Transurban Holdings Limited	16	132
Treasury Wine Estates Limited	58	353
Ventia Services Group Limited (e)	84	212
Web Travel Group Limited (b)	15	44
Wesfarmers Limited	10	433
Westpac Banking Corporation	31	608
Whitehaven Coal Limited	36	124
WiseTech Global Limited	4	184
Woodside Energy Group Ltd	35	511
Woodside Energy Group Ltd - ADR	3	43
Woolworths Group Limited	29	536
Zip Co Limited (b)	31	32
		22,561
Netherlands 3.3%
Aalberts N.V.	8	256
ABN AMRO Bank N.V. - DUTCHCERT (e)	52	1,100
Adyen N.V. (b) (e)	—	141
Aegon Ltd. - ADR	5	36
Arcadis N.V.	4	185
ASM International N.V.	1	636
ASML Holding N.V. - ADR	1	733
ASML Holding N.V.	2	1,379
ASR Nederland N.V.	7	384
BE Semiconductor Industries N.V.	3	290
CTP N.V.	6	107
Heineken N.V.	4	312
IMcD N.V.	3	395
ING Groep N.V.	23	455
Just Eat Takeaway.Com N.V. (b) (e)	16	345
Koninklijke Ahold Delhaize N.V.	38	1,427
Koninklijke KPN N.V.	255	1,078
Koninklijke Philips N.V. - ADR (a) (e)	2	52
Koninklijke Philips N.V.	18	456
Koninklijke Vopak N.V.	20	851
NN Group N.V.	12	671
Prosus N.V. - Class N	11	490
Randstad N.V. (a)	4	147
STMicroelectronics N.V.	4	92
Wolters Kluwer N.V. - Class C	7	1,167
		13,185
Italy 3.3%
Amplifon S.p.A	16	319
Assicurazioni Generali Societa' Per Azioni (a)	4	124
Azimut Holding S.p.A.	10	276
Banca Mediolanum SpA	4	63
Banca Monte dei Paschi di Siena S.p.A. (c)	8	65
Banco BPM Societa' Per Azioni	126	1,288
Bper Banca S.P.A.	138	1,085
Brunello Cucinelli S.p.A.	8	889
Buzzi S.p.A.	2	116
Credito Emiliano SpA	15	208
ENEL - SPA	90	731
Eni S.P.A.	50	774
Ferrari N.V.	1	304
Ferrari N.V.	—	96
Finecobank Banca Fineco S.P.A.	6	129
Hera S.p.A.	90	392
Intesa Sanpaolo SPA	115	593
Iren S.p.A. (c)	16	40
Italgas S.p.A.	51	369
Iveco Group N.V.	33	546

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Leonardo S.p.A.	8	381
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (a)	23	438
Moncler S.p.A.	6	378
Pirelli & C. S.p.A. (e)	26	154
Poste Italiane - Societa' Per Azioni (e)	7	128
Prada S.p.A.	5	37
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	2	141
Reply S.p.A.	1	179
Snam S.P.A.	34	175
Sol S.P.A.	2	94
Telecom Italia S.p.A. (a)	1,272	431
Terna - Rete Elettrica Nazionale Societa Per Azioni	29	264
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	29	1,604
Unipol Assicurazioni S.P.A.	14	220
		13,031
Sweden 3.0%
AAK AB (publ)	2	68
AB Sagax - Class B	3	57
Addlife AB - Class B	20	285
Addnode Group Aktiebolag (publ) - Class B	10	99
Aktiebolaget Electrolux - Class B (b)	11	91
Aktiebolaget SKF - Class B (a)	10	199
Aktiebolaget Volvo - Class A (a)	5	140
Aktiebolaget Volvo - Class B (a)	30	872
Alfa Laval AB	3	148
ASSA ABLOY AB - Class B	7	212
Atlas Copco Aktiebolag - Class A	20	316
Atlas Copco Aktiebolag - Class B	12	168
Avanza Bank Holding AB	3	106
Axfood AB	5	114
Betsson AB - Class B	13	203
Bilia AB - Class A	5	70
Billerud Aktiebolag (publ)	18	184
Boliden AB	10	336
Bravida Holding AB (e)	17	153
Bure Equity AB	2	64
Castellum Aktiebolag (b)	6	64
Dometic Group AB (publ) (e)	60	257
Electrolux Professional AB (publ) - Class B	26	160
Elekta AB (publ) - Class B	42	222
Epiroc Aktiebolag - Class A	6	124
Epiroc Aktiebolag - Class B	4	74
Essity Aktiebolag (publ) - Class A (a)	—	13
Essity Aktiebolag (publ) - Class B (a)	10	286
Evolution AB (publ) (e)	2	118
Fortnox Aktiebolag	39	340
G&L Beijer Ref AB - Class B (a)	3	47
H & M Hennes & Mauritz AB - Class B (a)	10	133
Hemnet AB	2	50
Hexagon Aktiebolag - Class B	8	89
Hexpol AB - Class B	9	75
HMS Networks AB	3	123
Husqvarna Aktiebolag - Class B	12	60
Indutrade Aktiebolag	3	91
Lagercrantz Group Aktiebolag - Class B	—	1
Lifco AB (Publ) - Class B	3	90
Lindab International AB (a)	7	137
Loomis AB - Class B	9	351
Medicover AB - Class B	8	147
Mycronic AB (publ) (c)	4	177
NCAB Group AB (publ) (e)	10	52
NCC Aktiebolag - Class B	11	209
NIBE Industrier AB - Class B (a)	4	14
Nordnet AB	3	68
Nyfosa AB (b)	22	190
Peab AB - Class B	23	174
Sandvik Aktiebolag	19	408
Scandic Hotels Group AB	9	67
Securitas AB - Class B	4	61
Skandinaviska Enskilda Banken AB - Class A (a)	18	299
Skanska AB - Class B	7	161
Skistar Aktiebolag - Class B	3	53
SSAB AB - Class B	25	149
Svenska Cellulosa Aktiebolaget SCA - Class A	1	14
Svenska Cellulosa Aktiebolaget SCA - Class B (a)	9	119
Svenska Handelsbanken AB - Class A (a)	10	119
SWECO Civil AB - Class B	6	108
Swedbank AB - Class A	6	143
Swedish Orphan Biovitrum AB (Publ) (b)	2	70
Tele2 AB - Class B	16	216
Telefonaktiebolaget LM Ericsson - Class A (a)	1	7
Telefonaktiebolaget LM Ericsson - Class B (a)	72	561
Telia Company AB	128	463
Thule Group AB (e)	2	55
Trelleborg AB - Class B	4	131
Truecaller AB - Class B (b)	20	139
Vitec Software Group AB (publ) - Class B	2	89
Vitrolife AB	4	65
Volvo Cars AB - Class B (a) (b)	26	49
Wihlborgs Fastigheter AB	27	265
		11,632
Spain 2.7%
Acciona,S.A.	1	175
ACS, Actividades de Construccion y Servicios, S.A.	10	580
AENA, S.M.E., S.A. (e)	1	259
Amadeus IT Holding, S.A. (e)	7	562
Banco Bilbao Vizcaya Argentaria, S.A. (a)	98	1,333
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	193
Banco de Sabadell, S.A.	381	1,072
Banco Santander, S.A. (c)	144	967
Bankinter Sociedad Anonima	70	783
CaixaBank, S.A. (a)	86	667
Cellnex Telecom, S.A. (e)	3	119
CIE Automotive Sociedad Anonima (a)	3	83
Enagas S.A. (a)	11	156
Endesa, S.A.	10	277
Ferrovial SE	1	46
Fluidra S.A.	5	109
Iberdrola, Sociedad Anonima	39	627
Industria de Diseno Textil, S.A.	9	444
Laboratorios Farmaceúticos Rovi, SA	—	17
Logista Integral SA.	4	117
Mapfre SA (a)	70	216
Redeia Corporacion SA	10	200
Repsol SA	51	673
Telefonica, S.A. (a)	180	849
Viscofan, S.A. (a)	4	308
		10,832
Denmark 2.1%
A.P. Moller - Maersk A/S - Class A	—	70
A.P. Moller - Maersk A/S - Class B	—	59
Ambu A/S - Class B	1	21
Carlsberg A/S - Class B	3	329
Coloplast A/S - Class B	3	306
Danske Bank A/S	24	783
Demant A/S (b)	12	389
DSV A/S	2	441
NKT A/S (b)	6	391
Novo Nordisk A/S - Class B	33	2,303
Novozymes A/S - Class B	9	522
Orsted A/S (b) (e)	2	99
Pandora A/S	5	709
Ringkjobing Landbobank. Aktieselskab	7	1,286
Rockwool A/S - Class A	—	20
Svitzer Group A/S	—	6
Tryg A/S	7	165
Vestas Wind Systems A/S	9	128
Zealand Pharma A/S (b)	1	75
		8,102
Finland 1.5%
Cargotec Oyj - Class B	9	422
Elisa Oyj	10	487
Fortum Oyj (a)	12	199
Kesko Oyj - Class B	6	132
Kone Corporation - Class B	4	245
Konecranes Abp	7	422

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Metso Oyj (a)	44	455
Neste Oyj	6	53
Nokia Oyj	66	347
Nokia Oyj - Series A - ADR	17	90
Nordea Bank Abp	58	740
Orion Oyj - Class B	3	173
Sampo Oyj - Class A	46	439
Sampo Oyj - Class A	31	293
Stora Enso Oyj - Class R	30	279
Tietoevry Oyj (a)	4	64
UPM-Kymmene Oyj (a)	12	309
Valmet Oy (a)	17	458
Wartsila Oyj Abp	13	225
		5,832
Hong Kong 1.4%
AIA Group Limited	104	791
Bank of East Asia, Limited, The	167	250
BOC Hong Kong (Holdings) Limited	42	170
Budweiser Brewing Company APAC Limited (e)	83	100
Cathay Pacific Airways Limited (a)	64	85
CK Asset Holdings Limited	35	143
CK Hutchison Holdings Limited	44	248
CK Infrastructure Holdings Limited	4	24
CLP Holdings Limited	18	143
Dfi Retail Group Holdings Limited	17	41
ESR Group Limited (e)	77	122
Hang Lung Properties Limited	231	197
Hang Seng Bank, Limited	5	69
HK Electric Investments Limited	72	50
HKT Trust	203	271
Hong Kong And China Gas Company Limited -The-	235	202
Hong Kong Exchanges and Clearing Limited	9	412
Hongkong Land Holdings Limited	12	50
Man Wah Holdings Limited	59	34
Mandarin Oriental International Limited	12	21
MH Development Limited (b) (d)	12	—
MTR Corporation Limited	15	49
New World Development Company Limited (a)	291	185
Pacific Basin Shipping Limited	225	50
PCCW Limited	80	50
Power Assets Holdings Limited	10	60
Sino Land Company Limited	157	157
SITC International Holdings Company Limited	107	292
Sun Hung Kai Properties Limited	11	100
Swire Pacific Limited - Class A	7	57
Swire Properties Limited	11	25
Techtronic Industries Company Limited	23	270
United Laboratories International Holdings Ltd	66	124
VTech Holdings Limited	11	82
WH Group Limited (e)	400	368
Wharf Real Estate Investment Company Limited	23	56
Xinyi Glass Holdings Limited (a)	182	180
Yue Yuen Industrial (Holdings) Limited	99	159
		5,687
Singapore 1.1%
ASMPT Limited	21	147
City Developments Limited	12	44
ComfortDelGro Corporation Limited	80	87
DBS Group Holdings Ltd	20	702
Genting Singapore Limited	132	73
Golden Agri-Resources Ltd.	640	129
Hafnia Limited	9	38
Jardine Cycle & Carriage Limited	5	90
Keppel Infrastructure Trust	122	39
Keppel Ltd.	22	110
NetLink NBN Trust	83	54
Olam Group Limited	73	54
Oversea-Chinese Banking Corporation Limited	29	369
SATS Ltd.	41	94
Seatrium Limited	280	438
Sheng Siong Group Ltd.	42	51
Singapore Airlines Limited (a)	61	309
Singapore Exchange Limited	35	349
Singapore Technologies Engineering Ltd	21	107
Singapore Telecommunications Limited	24	61
United Overseas Bank Limited	23	645
UOL Group Limited	15	66
Venture Corporation Limited	9	82
Wilmar International Limited	108	267
		4,405
Belgium 1.1%
Ackermans	2	427
Ageas SA/NV	7	411
Anheuser-Busch InBev	20	1,217
argenx SE (b)	—	85
Azelis Group	7	127
CMB.TECH (a)	1	13
Colruyt Group	3	112
D'Ieteren Group	—	41
Elia Group (a)	1	55
KBC Groep	9	858
Lotus Bakeries	—	356
Proximus	6	42
Solvay	6	227
UCB	2	275
Umicore	13	134
		4,380
Israel 0.9%
Alony Hetz Properties & Investments Ltd	2	14
Alrov Properties & Lodgings Ltd.	—	5
Azrieli Group Ltd.	1	44
Bank Hapoalim B.M.	23	313
Bank Leumi Le-Israel B.M.	33	445
Bezeq Israel Communications Company Ltd	40	59
Big Shopping Centers Ltd	—	34
Blue Square Real Estate Ltd	—	17
Camtek Ltd.	—	11
Cellcom Israel Ltd. (b)	4	22
CLAL Insurance Enterprises Holdings Ltd	8	199
Delek Group Ltd.	—	22
Delta Galil Industries Ltd.	1	29
EL AL Israel Airlines Ltd. (b)	29	89
Elbit Systems Ltd.	—	46
Electra Ltd	—	46
Enlight Renewable Energy Ltd. (b)	3	44
Equital Ltd. (b)	2	74
Fattal Holdings (1998) Ltd. (b)	—	46
First International Bank of Israel Ltd.	2	111
Formula Systems (1985) Ltd.	2	136
Fox - Wizel Ltd	1	59
Harel Insurance Investments & Financial Services Ltd.	5	79
ICL Group Ltd	1	8
Industrial Buildings Corporation Ltd	11	30
Isracard Ltd.	31	140
Israel Discount Bank Limited	31	216
Isras - Investment Co. Ltd.	—	11
Magic Software Enterprises Ltd.	1	13
Matrix I.T. Ltd	5	128
Melisron Limited	—	26
Mizrahi Tefahot Bank Ltd	3	145
Next Vision Stabilized Systems Ltd	2	44
Nice Ltd (b)	—	28
Nova Ltd. (b)	—	22
Oil Refineries Ltd	279	66
OPC Energy Ltd	6	50
Partner Communications Ltd	13	92
Paz Ashdod Refinery Ltd	1	12
Paz Retail And Energy Ltd	1	196
Perion Network Ltd. (b)	1	9
Phoenix Financial Ltd	7	137
Shikun & Binui Ltd.	6	16
Shufersal Ltd.	5	50
Strauss Group Ltd	—	9
Summit Real Estate Holdings Ltd	1	20
Tel Aviv Stock Exchange Ltd., The	5	53
Teva Pharmaceutical Industries Ltd - ADR (b)	4	63
Teva Pharmaceutical Industries Ltd (b)	9	133

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Tower Semiconductor Ltd. (b)	—	18
Y.H. Dimri Construction and Development Ltd.	—	14
		3,693
Norway 0.8%
Aker BP ASA	8	182
Aker Solutions ASA (e)	13	41
Atea ASA	6	74
Avance Gas As	3	3
Bluenord ASA (b)	1	87
Bonheur ASA	1	13
Borregaard ASA	4	69
Bw Lpg Limited	15	166
Crayon Group Holding ASA (b) (f)	2	22
DNB Bank ASA	8	218
Elkem ASA (e)	42	84
Entra ASA (b) (e)	1	12
Equinor ASA	22	573
Flex Lng Ltd.	2	41
Frontline PLC	4	56
Gjensidige Forsikring ASA	1	32
Golden Ocean Group Limited	2	14
Hoegh Autoliners ASA	6	43
Kongsberg Gruppen ASA	1	103
Mowi ASA	3	60
Nordic Semiconductor ASA (b)	2	20
Norsk Hydro ASA	23	133
Odfjell Drilling Ltd.	14	77
Orkla ASA	3	34
Protector Forsikring ASA	2	54
SalMar ASA	—	13
Scatec ASA (b) (e)	12	93
Schibsted ASA - Class B	3	87
Sparebank 1 Ostlandet	2	37
Sparebank 1 Sor-Norge ASA	8	130
Storebrand ASA	15	192
Telenor ASA	7	104
TGS-NOPEC Geophysical Company	8	77
TOMRA Systems ASA	3	43
Var Energi ASA	7	24
Veidekke ASA	14	201
Wallenius Wilhelmsen ASA	3	18
Yara International ASA	3	84
		3,314
United States of America 0.6%
Bausch Health Companies Inc. (b)	6	42
International Paper Company	17	907
James Hardie Industries Public Limited Company - CHESS	7	179
Reliance Worldwide Corporation Limited	105	295
Samsonite Group S.A. (e)	73	173
Universal Music Group N.V.	16	444
Waste Connections, Inc.	2	370
		2,410
Austria 0.5%
Andritz AG	4	197
BAWAG Group AG (e)	4	382
CA Immobilien Anlagen Aktiengesellschaft	2	53
Erste Group Bank AG	6	432
EuroTeleSites AG (b)	2	9
OMV Aktiengesellschaft	8	424
Raiffeisen Bank International AG	1	30
Strabag SE	1	65
Telekom Austria Aktiengesellschaft	7	61
Verbund AG	1	62
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	4	156
voestalpine AG	5	119
Wienerberger AG	4	129
		2,119
Ireland 0.4%
AIB Group Public Limited Company	38	248
Bank of Ireland Group Public Limited Company	50	594
Glanbia Public Limited Company	12	130
Kerry Group Public Limited Company - Class A	2	180
Kingspan Group Public Limited Company	4	341
		1,493
Burkina Faso 0.3%
Endeavour Mining Corporation	48	1,163
Portugal 0.3%
Banco Comercial Portugues S.A.	867	525
EDP Renovaveis, S.A.	6	52
EDP, S.A.	34	113
Galp Energia, SGPS, S.A. - Class B	22	394
Jeronimo Martins, SGPS, S.A.	4	75
		1,159
New Zealand 0.3%
Air New Zealand Limited	113	40
Auckland International Airport Limited	10	47
Chorus Limited	15	69
Contact Energy Limited	16	85
Fisher & Paykel Healthcare Corporation Limited	5	86
Fletcher Building Limited (b)	42	78
Freightways Group Limited (a)	8	47
Genesis Energy Limited	23	28
Infratil Limited	9	51
Mainfreight Limited	2	69
Mercury NZ Limited	10	32
Meridian Energy Limited	14	46
Port of Tauranga Limited (a)	2	9
Ryman Healthcare Limited (b)	14	22
SKYCITY Entertainment Group Limited (a) (b)	43	31
Spark New Zealand Limited	28	32
Summerset Group Holdings Limited (a)	14	89
The a2 Milk Company Limited (a)	4	21
Xero Limited (b)	3	263
		1,145
Zambia 0.1%
First Quantum Minerals Ltd (b)	32	427
Macau 0.1%
Galaxy Entertainment Group Limited	49	192
MGM China Holdings Limited	15	20
Sands China Ltd.	14	28
SJM Holdings Limited (a) (b)	99	31
Wynn Macau, Limited (a)	83	59
		330
Poland 0.1%
InPost S.A. (b)	18	265
Luxembourg 0.1%
ArcelorMittal	1	18
Tenaris S.A.	7	131
		149
Nigeria 0.0%
Airtel Africa PLC	59	127
Indonesia 0.0%
Nickel Industries Limited	223	84
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	35
Greece 0.0%
Okeanis ECO Tankers Corp. (b)	1	21
China 0.0%
Cowell E Holdings Inc. (a) (b)	5	19
Total Common Stocks (cost $343,362)		387,266
PREFERRED STOCKS 1.2%
Germany 0.6%
Bayerische Motoren Werke Aktiengesellschaft	1	92
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	2	76
Fuchs SE	2	93
Henkel AG & Co. KGaA (c) (g)	17	1,355
Jungheinrich Aktiengesellschaft	9	320
Volkswagen Aktiengesellschaft (g)	5	520
		2,456
Switzerland 0.6%
Roche Holding AG	7	2,318

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Italy 0.0%
Telecom Italia S.p.A.	25	10
Total Preferred Stocks (cost $5,132)		4,784
RIGHTS 0.0%
Belgium 0.0%
Elia Group (a) (b)	1	3
Total Rights (cost $0)		3
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (c)	—	1
Canada 0.0%
Constellation Software Inc. (b) (d)	—	—
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 2.9%
Securities Lending Collateral 2.0%
JNL Government Money Market Fund - Class SL, 4.30% (h) (i)	7,949	7,949
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (h) (i)	3,613	3,613
Total Short Term Investments (cost $11,562)		11,562
Total Investments 102.0% (cost $360,056)		403,616
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net (2.0)%		(7,853)
Total Net Assets 100.0%		395,746

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $181 and 0.0% of the Fund.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,166	51,603	50,156	37	—	—	3,613	0.9
JNL Government Money Market Fund, 4.30% - Class SL	3,131	11,557	6,739	36	—	—	7,949	2.0
	5,297	63,160	56,895	73	—	—	11,562	2.9

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	870	1,100	0.3
Adyen N.V.	11/24/21	174	141	—
AENA, S.M.E., S.A.	09/09/22	148	259	0.1
Aker Solutions ASA	12/06/23	48	41	—
Amadeus IT Holding, S.A.	07/17/20	454	562	0.2
BAWAG Group AG	05/29/20	207	382	0.1
Bravida Holding AB	01/13/25	152	153	—
Budweiser Brewing Company APAC Limited	10/20/21	123	100	—
Cellnex Telecom, S.A.	06/25/19	141	119	—
Dometic Group AB (publ)	09/07/21	416	257	0.1
Elkem ASA	04/11/23	99	84	—
Emera Incorporated	01/05/21	188	185	0.1
Entra ASA	01/10/24	11	12	—
ESR Group Limited	02/17/23	118	122	—
Euronext N.V.	11/18/20	497	701	0.2
Evolution AB (publ)	05/06/22	154	118	—
Hapag-Lloyd Aktiengesellschaft	10/25/21	116	70	—
Just Eat Takeaway.Com N.V.	12/06/23	259	345	0.1
Knorr - Bremse Aktiengesellschaft	10/17/23	380	592	0.2
Koninklijke Philips N.V.	08/06/21	72	52	—
NCAB Group AB (publ)	02/23/24	67	52	—
Orsted A/S	12/23/20	175	99	—
Pirelli & C. S.p.A.	02/28/24	160	154	—
Poste Italiane - Societa' Per Azioni	08/23/22	63	128	—
Samsonite Group S.A.	08/25/23	237	173	0.1
Scatec ASA	05/12/22	98	93	—
Siemens Healthineers AG	03/04/21	169	157	0.1
Thule Group AB	05/10/23	49	55	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/DFA International Core Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
VAT Group AG	10/18/23	82	80	—
Ventia Services Group Limited	02/06/25	212	212	0.1
WH Group Limited	03/02/21	291	368	0.1
		6,230	6,966	1.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	52,806	334,460	—	387,266
Preferred Stocks	—	4,784	—	4,784
Rights	—	3	—	3
Warrants	—	1	—	1
Short Term Investments	11,562	—	—	11,562
	64,368	339,248	—	403,616

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.9%
Information Technology 23.6%
8X8, Inc. (a)	8	17
A10 Networks, Inc.	5	80
Accenture Public Limited Company - Class A	12	3,663
ACI Worldwide, Inc. (a)	6	326
Adeia Inc.	9	113
Adobe Inc. (a)	7	2,782
Advanced Energy Industries, Inc.	2	208
Advanced Micro Devices, Inc. (a)	18	1,850
Akamai Technologies, Inc. (a)	6	455
Alarm.Com Holdings, Inc. (a)	2	128
Alkami Technology, Inc. (a)	1	33
Allegro Microsystems Inc. (a)	4	102
Alpha and Omega Semiconductor Limited (a)	2	62
Amdocs Limited	5	454
Amkor Technology, Inc.	12	215
Amphenol Corporation - Class A	22	1,463
Amtech Systems, Inc. (a)	1	4
Analog Devices, Inc.	6	1,302
ANSYS, Inc. (a)	2	594
AppFolio, Inc. - Class A (a)	—	110
Apple Inc.	302	67,011
Applied Materials, Inc.	13	1,933
Applied Optoelectronics, Inc. (a)	1	16
AppLovin Corporation - Class A (a)	8	2,113
Arista Networks, Inc. (a)	12	904
Arrow Electronics, Inc. (a)	3	328
ASGN Incorporated (a)	3	178
Atlassian Corporation - Class A (a)	1	205
Aurora Innovations Inc. - Class A (a)	15	99
Autodesk, Inc. (a)	4	988
AvePoint, Inc. - Class A (a)	3	41
Aviat Networks, Inc. (a)	1	21
Avnet, Inc.	6	297
Axcelis Technologies, Inc. (a)	2	76
Badger Meter, Inc.	1	254
Bel Fuse Inc. - Class B	1	81
Belden Inc.	2	237
Benchmark Electronics, Inc.	3	110
Bentley Systems, Incorporated - Class B	8	308
Bill Holdings, Inc. (a)	4	168
Blackbaud, Inc. (a)	3	169
Blackline, Inc. (a)	2	81
Box, Inc. - Class A (a)	5	154
Broadcom Inc.	50	8,405
Cadence Design Systems, Inc. (a)	3	717
Calix, Inc. (a)	2	67
Cambium Networks Corp. (a) (b)	1	—
CCC Intelligent Solutions Holdings Inc. (a)	9	78
CDW Corp.	3	533
Cerence Inc. (a)	2	19
CEVA Inc. (a)	1	20
Ciena Corporation (a)	8	453
Cirrus Logic, Inc. (a)	3	250
Cisco Systems, Inc.	71	4,372
Clear Secure, Inc. - Class A	2	54
Clearfield, Inc. (a)	1	18
Cloudflare, Inc. - Class A (a)	3	286
Cognex Corporation	7	205
Cognizant Technology Solutions Corporation - Class A	14	1,083
Coherent Corp. (a)	7	465
Cohu, Inc. (a)	2	27
CommVault Systems, Inc. (a)	1	126
Comtech Telecommunications Corp. (a)	1	2
Confluent, Inc. - Class A (a)	1	25
Consensus Cloud Solutions, Inc. (a)	1	33
Corning Incorporated	25	1,122
Corsair Gaming, Inc. (a)	3	27
Crane Nxt, Co.	3	175
Credo Technology Group Holding Ltd (a)	2	98
CrowdStrike Holdings, Inc. - Class A (a)	1	464
CTS Corporation	2	84
Daily Journal Corporation (a)	—	32
Daktronics, Inc. (a)	5	60
Datadog, Inc. - Class A (a)	2	233
Dell Technologies Inc. - Class C	6	505
Digi International Inc. (a)	3	82
Digital Turbine USA, Inc. (a)	5	14
DigitalOcean Holdings, Inc. (a)	3	103
Diodes Incorporated (a)	2	94
DocuSign, Inc. (a)	5	369
Dolby Laboratories, Inc. - Class A	2	177
DoubleVerify Holdings, Inc. (a)	2	25
Dropbox, Inc. - Class A (a)	9	247
DXC Technology Company (a)	14	231
Dynatrace, Inc. (a)	6	271
E2open Parent Holdings, Inc. - Class A (a)	20	41
Elastic N.V. (a)	2	175
Enphase Energy, Inc. (a)	3	175
Entegris, Inc.	5	408
EPAM Systems, Inc. (a)	1	225
ePlus inc. (a)	2	102
Extreme Networks, Inc. (a)	2	24
F5, Inc. (a)	3	717
Fabrinet (a)	2	362
Fair Isaac Corporation (a)	1	976
FARO Technologies, Inc. (a)	1	31
Fastly, Inc. - Class A (a)	7	46
First Solar, Inc. (a)	4	453
Flex Ltd. (a)	19	645
Formfactor, Inc. (a)	4	108
Fortinet, Inc. (a)	14	1,303
Frequency Electronics, Inc.	1	16
Freshworks, Inc. - Class A (a)	6	80
Gartner, Inc. (a)	2	875
Gen Digital Inc.	25	654
Globalfoundries Inc. (a)	4	131
Globant S.A. (a)	1	173
GoDaddy Inc. - Class A (a)	3	601
Grid Dynamics Holdings, Inc. - Class A (a)	4	69
GSI Technology, Inc. (a)	1	2
Guidewire Software, Inc. (a)	2	388
Hackett Group, Inc., The	2	56
Harmonic, Inc. (a)	7	68
Hewlett Packard Enterprise Company	44	680
HP, Inc.	21	592
HubSpot, Inc. (a)	1	295
I3 Verticals, Inc. - Class A (a)	2	41
Ichor Holdings, Ltd. (a)	2	55
Informatica Inc. - Class A (a)	5	81
Information Services Group, Inc.	4	15
Insight Enterprises, Inc. (a)	1	223
Intapp US, Inc. (a)	1	52
Intel Corporation	71	1,616
InterDigital, Inc.	1	292
International Business Machines Corporation	20	4,850
Intuit Inc.	3	2,073
IPG Photonics Corporation (a)	2	117
Itron, Inc. (a)	3	271
Jabil Inc.	6	867
JAMF Holding Corp. (a)	2	27
JFROG Ltd (a)	4	121
Juniper Networks, Inc.	21	765
Key Tronic Corporation (a)	—	1
Keysight Technologies, Inc. (a)	5	741
Kimball Electronics Group, LLC (a)	3	43
KLA Corporation	3	1,932
Klaviyo, Inc. - Series A (a)	1	15
Knowles Corporation (a)	6	95
Kulicke and Soffa Industries, Inc.	3	84
KVH Industries, Inc. (a)	2	8
Kyndryl Holdings, Inc. (a)	16	492
Lam Research Corporation	24	1,739
Lattice Semiconductor Corporation (a)	1	47
Littelfuse, Inc.	2	336
LiveRamp Holdings, Inc. (a)	2	51

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Logility Supply Chain Solutions, Inc. - Class A	2	25
Lumentum Holdings Inc. (a)	4	232
MACOM Technology Solutions Holdings, Inc. (a)	3	259
Magnachip Semiconductor Corporation (a)	4	14
Manhattan Associates, Inc. (a)	1	202
Marvell Technology, Inc.	11	658
MaxLinear, Inc. (a)	4	46
MeridianLink, Inc. (a)	2	31
Methode Electronics, Inc.	2	13
Microchip Technology Incorporated	14	664
Micron Technology, Inc.	17	1,505
Microsoft Corporation	136	50,981
Mirion Technologies (US), Inc. - Class A (a)	9	135
Mitek Systems, Inc. (a)	1	7
MKS Instruments, Inc.	3	259
MongoDB, Inc. - Class A (a)	1	148
Monolithic Power Systems, Inc.	1	437
Motorola Solutions, Inc.	4	1,548
N-Able, Inc. (a)	6	40
Napco Security Technologies, Inc.	2	45
nCino OpCo, Inc. (a)	2	62
NCR Voyix Corporation (a)	10	97
NetApp, Inc.	6	498
NETGEAR, Inc. (a)	2	54
NetScout Systems, Inc. (a)	5	114
Nlight, Inc. (a)	2	16
Novanta Inc. (a)	2	222
Nutanix, Inc. - Class A (a)	3	244
NVE Corporation	—	30
NVIDIA Corporation	507	54,931
NXP Semiconductors N.V.	9	1,634
Okta, Inc. - Class A (a)	4	416
Olo Inc. - Class A (a)	9	53
ON Semiconductor Corporation (a)	14	572
ON24, Inc. (a)	6	33
OneSpan Inc.	3	51
Onto Innovation Inc. (a)	2	302
Oracle Corporation	35	4,945
OSI Systems, Inc. (a)	1	168
Palantir Technologies Inc. - Class A (a)	13	1,104
Palo Alto Networks, Inc. (a)	7	1,242
PAR Technology Corporation (a)	2	132
PC Connection, Inc.	2	135
PDF Solutions, Inc. (a)	2	45
Pegasystems Inc.	2	140
Penguin Solutions, Inc. (a)	3	57
Photronics, Inc. (a)	3	66
Plexus Corp. (a)	1	188
Power Integrations, Inc.	2	96
Procore Technologies, Inc. (a)	3	180
Progress Software Corporation	2	125
PTC Inc. (a)	3	388
Pure Storage, Inc. - Class A (a)	5	215
Q2 Holdings, Inc. (a)	2	168
Qorvo, Inc. (a)	4	294
Qualcomm Incorporated	21	3,180
Qualys, Inc. (a)	1	167
Rambus Inc. (a)	3	169
Ribbon Communications Inc. (a)	7	27
Richardson Electronics, Ltd.	1	7
Rimini Street, Inc. (a)	3	11
RingCentral, Inc. - Class A (a)	4	91
Rogers Corporation (a)	1	64
Roper Technologies, Inc.	1	805
Salesforce, Inc.	12	3,346
Samsara Inc. - Class A (a)	3	99
SanDisk LLC (a)	4	169
Sanmina Corporation (a)	3	244
Sapiens International Corporation N.V.	3	75
ScanSource, Inc. (a)	2	71
Seagate Technology Holdings Public Limited Company	5	396
SentinelOne, Inc. - Class A (a)	5	86
ServiceNow, Inc. (a)	2	1,458
Silicon Laboratories Inc. (a)	2	176
Sitime Corporation (a)	1	129
Skyworks Solutions, Inc.	5	316
Snowflake Inc. - Class A (a)	1	217
SolarEdge Technologies Ltd. (a) (b)	1	16
SolarWinds Corporation	5	84
SPS Commerce, Inc. (a)	—	52
Synaptics Incorporated (a)	2	119
Synchronoss Technologies, Inc. (a)	—	5
Synopsys, Inc. (a)	2	731
TD SYNNEX Corporation	4	447
TE Connectivity Public Limited Company	7	1,025
Teledyne Technologies Incorporated (a)	1	667
Telos Corporation (a)	5	13
Teradata Corporation (a)	3	69
Teradyne, Inc.	4	342
TeraWulf Inc. (a) (b)	12	33
Texas Instruments Incorporated	16	2,808
TransAct Technologies Incorporated (a)	—	—
Trimble Inc. (a)	7	478
TTM Technologies, Inc. (a)	7	153
Twilio Inc. - Class A (a)	5	474
Tyler Technologies, Inc. (a)	1	490
Uipath, Inc. - Class A (a)	14	142
Ultra Clean Holdings, Inc. (a)	3	64
Unisys Corporation (a)	4	18
Unity Software Inc. (a) (b)	7	135
Universal Display Corporation	2	329
Veeco Instruments Inc. (a)	3	62
Verint Systems Inc. (a)	3	59
VeriSign, Inc. (a)	2	540
Vertex, Inc. - Class A (a)	2	68
Viavi Solutions Inc. (a)	12	139
Vishay Intertechnology, Inc.	5	81
Vishay Precision Group, Inc. (a)	1	17
Vontier Corporation	10	323
Western Digital Corporation (a)	11	430
Wolfspeed, Inc. (a)	3	8
Workday, Inc. - Class A (a)	2	387
Xerox Holdings Corporation (b)	13	61
Yext, Inc. (a)	10	60
Zebra Technologies Corporation - Class A (a)	2	444
Zeta Global Holdings Corp. - Class A (a)	4	60
Zoom Communications, Inc. - Class A (a)	5	386
Zscaler, Inc. (a)	1	255
		288,548
Financials 17.0%
1st Security Bank of Washington	1	19
1st Source Corporation	2	129
Acacia Research Corporation (a)	2	6
ACNB Corporation	1	35
Affiliated Managers Group, Inc.	2	334
Affirm Holdings, Inc. - Class A (a)	6	277
AFLAC Incorporated	11	1,268
Allstate Corporation, The	7	1,547
Ally Financial Inc.	15	555
Amalgamated Financial Corp.	2	63
Ambac Financial Group, Inc. (a)	2	21
Amerant Bancorp Inc. - Class A	2	34
American Coastal Insurance Corporation	1	17
American Express Company	12	3,160
American Financial Group, Inc.	5	648
American International Group, Inc.	19	1,640
Ameriprise Financial, Inc.	4	1,889
Ameris Bancorp	5	273
Amerisafe, Inc.	1	73
AON Public Limited Company - Class A	4	1,526
Apollo Global Management, Inc.	6	868
Arch Capital Group Ltd.	12	1,148
Ares Management Corporation - Class A	2	300
Arrow Financial Corporation	2	56
Arthur J. Gallagher & Co.	3	1,119
Artisan Partners Asset Management Inc. - Class A	4	144
Associated Banc-Corp	11	246
Assurant, Inc.	3	629

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Assured Guaranty Ltd.	4	330
Atlantic Union Bank	7	212
Atlanticus Holdings Corporation (a)	1	51
Avidxchange Holdings, Inc. (a)	8	72
AXIS Capital Holdings Limited	4	413
Axos Financial, Inc. (a)	4	275
B. Riley & Co., LLC (b)	2	6
Baldwin Insurance Group, Inc., The - Class A (a)	1	53
BancFirst Corporation	2	234
Bancorp, Inc., The (a)	4	195
Bank of America Corporation	123	5,121
Bank of Hawaii Corporation	3	187
Bank of Marin Bancorp	2	38
Bank of N.T. Butterfield & Son Limited, The	3	128
Bank of New York Mellon Corporation, The	18	1,532
Bank OZK	8	332
BankFinancial Corporation	2	27
BankUnited, Inc.	5	181
Banner Corporation	3	180
Bar Harbor Bankshares	1	39
Baycom Corp	1	23
BCB Bancorp, Inc.	1	13
Berkshire Hathaway Inc. - Class B (a)	31	16,765
Berkshire Hills Bancorp, Inc.	4	96
BGC Group, Inc. - Class A	20	182
BlackRock, Inc.	2	1,776
Blackstone Inc. - Class A	5	756
Block, Inc. - Class A (a)	7	376
Blue Foundry Bancorp (a)	2	14
BOK Financial Corporation	4	459
Bread Financial Payments, Inc.	3	173
Bridgewater Bancshares, Inc. (a) (c)	1	15
Brighthouse Financial, Inc. (a)	5	263
Brightsphere Investment Group Inc.	2	56
Brookline Bancorp, Inc.	8	90
Brown & Brown, Inc.	8	1,018
Burke & Herbert Financial Services Corp.	—	24
Business First Bancshares, Inc.	1	34
Byline Bancorp, Inc.	3	91
C&F Financial Corporation	—	3
Cadence Bank	12	359
Camden National Corporation	2	65
Cantaloupe, Inc. (a)	2	19
Capital Bancorp, Inc.	—	12
Capital City Bank Group, Inc.	1	36
Capital One Financial Corporation	7	1,252
Capitol Federal Financial	13	75
Carter Bankshares, Inc. (a)	2	39
Cass Information Systems, Inc.	1	54
Cathay General Bancorp	5	226
CBOE Global Markets, Inc.	3	703
Central Pacific Financial Corp.	3	78
Charles Schwab Corporation, The	28	2,220
Chubb Limited	7	2,046
Cincinnati Financial Corporation	5	688
Citigroup Inc.	34	2,382
Citizens & Northern Corporation	1	15
Citizens Financial Group, Inc.	13	536
Citizens, Inc. - Class A (a) (b)	4	17
City Holding Company	1	116
Civista Bancshares, Inc.	2	43
CME Group Inc. - Class A	5	1,238
CNB Financial Corporation	1	30
Coastal Financial Corporation (a)	—	23
Cohen & Steers, Inc.	3	249
Coinbase Global, Inc. - Class A (a)	3	473
Columbia Banking System, Inc.	5	132
Columbia Financial, Inc. (a)	6	83
Comerica Incorporated	7	415
Commerce Bancshares, Inc.	8	495
Community Financial System, Inc.	4	208
Community Trust Bancorp, Inc.	2	90
Community West Bancshares	—	4
ConnectOne Bancorp, Inc.	3	80
Consumer Portfolio Services, Inc. (a)	2	18
Corebridge Financial, Inc.	28	876
Corpay Inc (a)	3	1,015
Crawford & Company - Class A	2	20
Crawford & Company - Class B	1	16
Credit Acceptance Corporation (a)	1	290
Cullen/Frost Bankers, Inc.	3	421
Customers Bancorp, Inc. (a)	2	117
CVB Financial Corp.	9	170
Diamond Hill Investment Group, Inc. - Class A	—	59
Dime Community Bancshares, Inc.	3	87
Discover Financial Services	8	1,309
Donegal Group Inc. - Class A	2	31
Donnelley Financial Solutions, Inc. (a)	2	103
Eagle Bancorp, Inc.	3	54
East West Bancorp, Inc.	8	711
Eastern Bankshares, Inc.	3	55
eHealth, Inc. (a)	2	10
Employers Holdings, Inc.	2	113
Enact Holdings, Inc.	1	24
Encore Capital Group, Inc. (a)	2	57
Enova International, Inc. (a)	2	187
Enstar Group Limited (a)	1	421
Enterprise Bancorp, Inc.	1	27
Enterprise Financial Services Corp.	3	158
Equitable Holdings, Inc.	11	561
Equity Bancshares, Inc. - Class A	1	42
Erie Indemnity Company - Class A	1	282
Esquire Financial Holdings, Inc.	—	22
ESSA Bancorp, Inc.	1	18
Essent Group Ltd.	7	402
Euronet Worldwide, Inc. (a)	2	236
Evercore Inc. - Class A	2	370
Everest Group, Ltd.	2	546
EVERTEC, Inc.	1	43
EZCORP, Inc. - Class A (a)	6	82
F&G Annuities & Life, Inc.	2	57
F.N.B. Corporation	25	340
FactSet Research Systems Inc.	1	460
Farmers National Banc Corp.	1	10
FB Financial Corporation	4	171
Federal Agricultural Mortgage Corporation - Class C	1	147
Federated Hermes, Inc. - Class B	5	198
Fidelity National Financial, Inc. - Class A	13	816
Fidelity National Information Services, Inc.	15	1,108
Fifth Third Bancorp	21	833
Financial Institutions, Inc.	2	48
First American Financial Corporation	7	465
First Bancorp	3	124
First Bancorp, Inc., The	1	28
First Bancorp.	13	243
First Bancshares Inc.	1	26
First Bank of New Jersey	1	17
First Busey Corporation	5	115
First Business Financial Services, Inc.	1	44
First Citizens BancShares, Inc. - Class A	—	753
First Commonwealth Financial Corporation	6	97
First Community Bancshares, Inc.	2	66
First Financial Bancorp.	7	178
First Financial Bankshares, Inc.	6	233
First Financial Corporation	1	47
First Financial Northwest, Inc.	1	23
First Foundation Inc.	4	21
First Hawaiian, Inc.	9	208
First Horizon Corporation	25	483
First Internet Bancorp	1	23
First Interstate BancSystem, Inc. - Class A	7	194
First Merchants Corporation	4	170
First Mid Bancshares, Inc.	2	57
First of Long Island Corporation, The	2	29
First Western Financial, Inc. (a)	1	10
FirstCash, Inc.	3	383
Fiserv, Inc. (a)	10	2,207
Flushing Financial Corporation	3	44
Flywire Corporation (a)	—	4
Franklin Resources, Inc.	17	323

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Fulton Financial Corporation	13	239
FVCBankcorp, Inc. (a)	2	17
Genworth Financial, Inc. - Class A (a)	30	213
German American Bancorp, Inc.	3	102
Glacier Bancorp, Inc.	6	280
Global Payments Inc.	7	657
Globe Life Inc.	6	732
Goldman Sachs Group, Inc., The	6	3,024
Goosehead Insurance, Inc. - Class A	1	111
Great Southern Bancorp, Inc.	2	101
Green Dot Corporation - Class A (a)	3	29
Greenlight Capital Re, Ltd. - Class A (a)	3	44
Guaranty Bancshares, Inc.	—	17
Hamilton Lane Incorporated - Class A	1	219
Hancock Whitney Corporation	6	297
Hanmi Financial Corporation	3	61
Hanover Insurance Group Inc, The	3	439
HarborOne Bancorp, Inc.	6	66
Hartford Insurance Group, Inc., The	14	1,700
HBT Financial, Inc.	1	15
HCI Group, Inc.	1	144
Hennessy Advisors, Inc. (b)	—	4
Heritage Commerce Corp	5	43
Heritage Financial Corporation	3	82
Heritage Insurance Holdings, Inc. (a)	3	38
Hilltop Holdings Inc.	5	147
Hingham Institution For Savings, The	—	51
Home BancShares, Inc.	11	324
HomeStreet, Inc. (a)	3	34
Hometrust Bancshares, Inc.	1	49
Hope Bancorp, Inc.	10	100
Horace Mann Educators Corporation	3	135
Horizon Bancorp, Inc.	5	68
Houlihan Lokey, Inc. - Class A	3	479
Huntington Bancshares Incorporated	44	664
Independence Holdings, LLC	8	373
Independent Bank Corp.	3	169
Independent Bank Corporation	2	65
Interactive Brokers Group, Inc. - Class A	1	178
Intercontinental Exchange, Inc.	8	1,336
International Bancshares Corporation	4	283
International Money Express Inc. (a)	3	36
Invesco Ltd.	23	347
Investors Title Company	—	24
Jack Henry & Associates, Inc.	3	529
James River Group, Inc.	2	7
Janus Henderson Group PLC	10	362
Jefferies Financial Group Inc.	11	572
JPMorgan Chase & Co.	69	17,008
Kearny Financial Corp	5	29
KeyCorp	30	473
Kinsale Capital Group, Inc.	1	573
KKR & Co. Inc. - Class A	8	955
Lakeland Financial Corporation	2	104
Lazard, Inc.	4	156
LendingClub Corporation (a)	9	94
LendingTree, Inc. (a)	—	22
Lincoln National Corporation	7	253
Live Oak Bancshares, Inc.	3	91
Loews Corporation	8	776
LPL Financial Holdings Inc.	3	990
M&T Bank Corporation	5	840
Maiden Holdings, Ltd. (a)	9	5
Markel Group Inc. (a)	—	759
MarketAxess Holdings Inc.	1	239
Marqeta, Inc. - Class A (a)	7	27
Marsh & Mclennan Companies, Inc.	9	2,245
MasterCard Incorporated - Class A	17	9,365
Mercantile Bank Corporation	2	71
Merchants Bancorp, Inc.	3	113
Mercury General Corporation	4	250
MetLife, Inc.	19	1,518
Metrocity Bankshares, Inc.	1	24
Metropolitan Bank Holding Corp. (a)	1	55
MGIC Investment Corporation	15	382
Mid Penn Bancorp, Inc.	1	15
Midland States Bancorp, Inc.	2	26
MidWestOne Financial Group, Inc.	1	22
Moody's Corporation	3	1,356
Morgan Stanley	29	3,332
Morningstar, Inc.	2	639
Mr. Cooper Group Inc. (a)	4	538
MSCI Inc. - Class A	2	951
MVB Financial Corp.	1	10
Nasdaq, Inc.	15	1,123
National Bank Holdings Corporation - Class A	3	117
National Bankshares, Inc.	—	2
Navient Corporation	12	152
NBT Bancorp Inc.	4	152
NCR Atleos Corporation (a)	5	132
Nelnet, Inc. - Class A	2	217
NI Holdings Inc. (a)	1	13
Nicolet Bankshares, Inc.	1	137
NMI Holdings, Inc. - Class A (a)	6	209
Northeast Bank	—	46
Northern Trust Corporation	6	612
Northfield Bancorp Inc.	5	58
Northrim Bancorp, Inc.	—	29
Northwest Bancshares, Inc.	9	111
Norwood Financial Corp.	—	8
OceanFirst Financial Corp.	5	82
OFG Bancorp	3	136
Old National Bancorp	22	471
Old Republic International Corporation	13	503
Old Second Bancorp, Inc.	1	12
Onity Group Inc. (a)	—	8
Open Lending Corporation - Class A (a)	3	8
Oppenheimer Holdings Inc. - Class A	1	65
Origin Bancorp, Inc.	1	28
Orrstown Financial Services, Inc.	1	28
P.C.B. Bancorp, Inc.	1	10
Pacific Premier Bancorp, Inc.	7	153
Palomar Holdings, Inc. (a)	1	110
Park National Corporation	1	180
Parke Bancorp, Inc.	1	13
Pathward Financial, Inc.	2	113
Paymentus Holdings, Inc. - Class A (a)	1	24
Payoneer Global Inc. (a)	22	160
PayPal Holdings, Inc. (a)	18	1,194
Paysafe Limited (a)	5	73
Peapack-Gladstone Financial Corporation	1	37
Penns Woods Bancorp, Inc.	—	9
PennyMac Financial Services, Inc.	1	104
Peoples Bancorp Inc.	2	62
Peoples Financial Services Corp.	—	9
Pinnacle Financial Partners, Inc.	4	432
Pioneer Bancorp, Inc. (a)	1	13
Piper Sandler Companies	1	235
PJT Partners Inc. - Class A	1	96
Popular, Inc.	4	409
PRA Group, Inc. (a)	4	73
Preferred Bank	1	102
Primerica, Inc.	3	716
Primis Financial Corp.	3	30
Principal Financial Group, Inc.	6	545
ProAssurance Corporation (a)	4	104
PROG Holdings, Inc.	3	71
Prosperity Bancshares, Inc.	6	448
Provident Bancorp Inc. (a)	1	13
Provident Financial Holdings, Inc.	—	6
Provident Financial Services, Inc.	11	181
Prudential Financial, Inc.	10	1,173
QCR Holdings, Inc.	1	69
Radian Group Inc.	10	327
Raymond James Financial, Inc.	6	851
Red River Bancshares, Inc.	—	10
Regional Management Corp.	2	54
Regions Financial Corporation	27	589
Reinsurance Group of America, Incorporated	3	667
Remitly Global, Inc. (a)	4	77

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
RenaissanceRe Holdings Ltd	3	613
Renasant Corporation	4	143
Repay Holdings Corporation - Class A (a)	2	10
Republic Bancorp, Inc. - Class A	2	96
RLI Corp.	5	404
Robinhood Markets, Inc. - Class A (a)	20	834
S & T Bancorp, Inc.	3	126
S&P Global Inc.	4	2,036
Safety Insurance Group, Inc.	1	111
Sandy Spring Bancorp, Inc.	4	112
Seacoast Banking Corporation of Florida	4	97
SEI Investments Company	7	521
Selective Insurance Group, Inc.	4	323
ServisFirst Bancshares, Inc.	3	244
Shift4 Payments, LLC - Class A (a)	2	153
Shore Bancshares, Inc.	1	20
Sierra BanCorp	1	41
Simmons First National Corporation - Class A	9	181
SiriusPoint Ltd. (a)	9	153
Skyward Specialty Insurance Group, Inc. (a)	3	137
SLM Corporation	17	502
Smartfinancial, Inc.	1	27
SoFi Technologies, Inc. (a)	19	215
South Plains Financial, Inc.	1	26
Southern First Bancshares, Inc. (a)	1	39
Southern Missouri Bancorp, Inc.	1	30
Southside Bancshares, Inc.	3	76
Southstate Corporation	7	686
State Street Corporation	9	773
Stellar Bancorp, Inc.	1	36
Sterling Bancorp, Inc. (a)	3	13
Stewart Information Services Corporation	2	158
Stifel Financial Corp.	5	506
Stock Yards Bancorp, Inc.	2	133
StoneX Group Inc. (a)	4	286
Synchrony Financial	15	795
Synovus Financial Corp.	10	454
T. Rowe Price Group, Inc.	7	626
Territorial Bancorp Inc.	1	9
Texas Capital Bancshares, Inc. (a)	3	248
TFS Financial Corporation	11	131
The Carlyle Group, Inc.	11	501
The PNC Financial Services Group, Inc.	7	1,275
The Progressive Corporation	10	2,785
The Western Union Company	20	216
Tiptree Inc.	3	71
Toast, Inc. - Class A (a)	7	236
Tompkins Financial Corporation	1	75
TowneBank	5	174
Tradeweb Markets Inc. - Class A	3	459
Travelers Companies, Inc., The	11	2,930
TriCo Bancshares	3	114
Triumph Financial, Inc. (a)	2	96
Truist Financial Corporation	24	978
Trupanion, Inc. (a)	1	37
Trustco Bank Corp N Y	2	58
Trustmark Corporation	4	153
U.S. Bancorp	28	1,171
UMB Financial Corporation	5	551
United Bankshares, Inc.	10	351
United Community Banks, Inc.	8	223
United Fire Group, Inc.	2	68
Unity Bancorp, Inc.	—	16
Universal Insurance Holdings, Inc.	3	80
Univest Financial Corporation	2	66
Unum Group	10	790
UWM Holdings Corporation - Class A	2	9
Valley National Bancorp	32	283
Velocity Financial Inc. (a)	1	17
Veritex Holdings, Inc.	4	93
Victory Capital Holdings, Inc. - Class A	3	152
Virtu Financial, Inc. - Class A	6	245
Virtus Investment Partners, Inc.	—	77
Visa Inc. - Class A	33	11,705
Voya Financial, Inc.	5	353
W. R. Berkley Corporation	11	772
WAFD, Inc.	6	170
Walker & Dunlop, Inc.	3	215
Washington Trust Bancorp, Inc.	2	63
Waterstone Financial, Inc.	3	44
Webster Financial Corporation	8	427
Wells Fargo & Company	79	5,699
WesBanco, Inc.	7	224
West Bancorporation, Inc.	2	36
Westamerica Bancorporation	2	103
Western Alliance Bancorporation	6	446
Westwood Holdings Group, Inc.	1	13
Wex, Inc. (a)	3	398
White Mountains Insurance Group Ltd	—	331
Willis Towers Watson Public Limited Company	3	1,162
Wintrust Financial Corporation	3	391
WisdomTree, Inc.	10	90
World Acceptance Corporation (a)	1	68
WSFS Financial Corporation	4	227
Zions Bancorporation, National Association	9	473
Zurich American Corporation	5	308
		207,619
Industrials 12.0%
3D Systems Corporation (a)	9	19
3M Company	11	1,574
A. O. Smith Corporation	8	500
AAON, Inc.	4	327
AAR Corp. (a)	2	117
ABM Industries Incorporated	4	196
ACCO Brands Corporation	8	34
Acuity Brands, Inc.	2	434
ACV Auctions Inc. - Class A (a)	6	87
Advanced Drainage Systems, Inc.	5	528
AECOM	5	504
AeroVironment, Inc. (a)	1	153
AGCO Corporation	5	471
Air Lease Corporation - Class A	7	347
Air Transport Services Group, Inc. (a)	3	78
Alamo Group Inc.	1	145
Alaska Air Group, Inc. (a)	8	386
Albany International Corp. - Class A	2	108
Alight, Inc. - Class A	12	72
Allegiant Travel Company	1	29
Allegion Public Limited Company	5	622
Allison Systems, Inc.	7	623
Alta Equipment Group Inc. - Class A (b)	2	10
Amentum Holdings, Inc. (a)	4	79
Ameresco, Inc. - Class A (a)	1	14
American Airlines Group Inc. (a)	23	245
American Woodmark Corporation (a)	1	70
AMETEK, Inc.	7	1,137
API Group Corporation (a)	14	501
Apogee Enterprises, Inc.	2	101
Applied Industrial Technologies, Inc.	2	474
Arcbest Corporation	1	82
Arcosa, Inc.	4	271
Argan, Inc.	1	145
Armstrong World Industries, Inc.	3	389
Astec Industries, Inc.	2	58
Astronics Corporation (a)	2	53
Astronics Corporation - Class B (a)	1	32
Atkore Inc.	2	121
ATMUS Filtration Technologies Inc.	1	24
Automatic Data Processing, Inc.	8	2,453
Avis Budget Group, Inc. (a) (b)	1	102
Axon Enterprise, Inc. (a)	1	605
AZZ Inc.	2	138
Barrett Business Services, Inc.	2	82
Beacon Roofing Supply, Inc. (a)	5	651
Blue Bird Global Corporation (a)	1	28
BlueLinx Holdings Inc. (a)	1	57
Boeing Company, The (a)	11	1,811
Boise Cascade Company	3	254
Booz Allen Hamilton Holding Corporation - Class A	3	349

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bowman Consulting Group Ltd. (a)	1	29
Brady Corporation - Class A	3	178
BrightView Holdings, Inc. (a)	7	88
Brink's Company, The	3	224
Broadridge Financial Solutions, Inc.	3	809
Builders FirstSource, Inc. (a)	7	834
BWXT Government Group, Inc.	4	435
C.H. Robinson Worldwide, Inc.	6	633
Caci International Inc. - Class A (a)	1	471
Cadeler A/S - ADR (a)	1	17
Cadre Holdings, Inc.	1	18
Carlisle Companies Incorporated	2	629
Carrier Global Corporation	10	627
Casella Waste Systems, Inc. - Class A (a)	3	323
Caterpillar Inc.	10	3,335
CBIZ, Inc. (a)	3	256
CECO Environmental Corp. (a)	2	41
Chart Industries, Inc. (a)	1	95
Cimpress Public Limited Company (a)	1	64
Cintas Corporation	7	1,459
Civeo Corporation	1	15
Clarivate PLC (a)	24	94
Clean Harbors, Inc. (a)	4	727
CNH Industrial N.V.	62	757
Columbus McKinnon Corporation	2	31
Comfort Systems USA, Inc.	2	626
Commercial Vehicle Group, Inc. (a)	5	5
Concrete Pumping Holdings, Inc.	1	7
Conduent Incorporated (a)	15	39
Construction Partners, Inc. - Class A (a)	2	170
Copa Holdings, S.A. - Class A	3	235
Copart, Inc. (a)	16	899
Core & Main, Inc. - Class A (a)	8	398
Costamare Inc.	8	79
Covenant Logistics Group, Inc. - Class A	2	42
CRA International, Inc.	1	109
Crane Company	3	479
CSG Systems International, Inc.	2	131
CSW Industrials, Inc.	1	236
CSX Corporation	54	1,578
Cummins Inc.	4	1,308
Curtiss-Wright Corporation	2	608
Dayforce, Inc. (a)	4	258
Deere & Company	8	3,571
Delta Air Lines, Inc.	36	1,580
Deluxe Corporation	5	74
Distribution Solutions Group, Inc. (a)	1	28
DNOW Inc. (a)	9	147
Donaldson Company, Inc.	7	462
Douglas Dynamics, Inc.	2	50
Dover Corporation	4	690
Driven Brands Holdings Inc. (a)	2	41
Ducommun Incorporated (a)	1	75
Dun & Bradstreet Holdings, Inc.	13	115
DXP Enterprises, Inc. (a)	1	85
Dycom Industries, Inc. (a)	2	310
Eaton Corporation Public Limited Company	5	1,452
Elance, Inc. (a)	2	32
EMCOR Group, Inc.	2	607
Emerson Electric Co.	7	786
Energy Recovery, Inc. (a)	3	42
Enerpac Tool Group Corp. - Class A	4	195
EnerSys	3	261
Ennis, Inc.	2	50
Enpro Inc.	1	191
Enviri Corporation (a)	8	51
Equifax Inc.	3	751
ESAB Corporation	3	388
ESCO Technologies Inc.	1	231
Everus Construction Group, Inc. (a)	4	132
ExlService Holdings, Inc. (a)	7	354
Expeditors International of Washington, Inc. - Class A	6	699
Exponent, Inc.	2	178
Fastenal Company	13	1,037
Federal Signal Corporation	3	250
FedEx Corporation	8	1,909
Ferguson Enterprises Inc.	6	995
First Advantage Corporation (a)	5	64
Flowserve Corporation	7	359
Fluence Energy, Inc. - Class A (a) (b)	4	20
Fluor Corporation (a)	8	277
Forrester Research, Inc. (a)	2	16
Fortive Corporation	10	727
Fortune Brands Innovations, Inc.	7	452
Franklin Covey Co. (a)	1	30
Franklin Electric Co., Inc.	3	247
Frontier Group Holdings, Inc. (a) (b)	2	10
FTAI Infrastructure Inc.	4	19
FTI Consulting, Inc. (a)	2	250
FuelCell Energy, Inc. (a) (b)	—	2
Gates Industrial Corporation PLC (a)	5	96
GATX Corporation	3	391
GE Vernova Inc.	3	860
Genco Shipping & Trading Limited	1	10
Gencor Industries, Inc. (a)	1	7
Generac Holdings Inc. (a)	2	222
General Dynamics Corporation	4	1,115
General Electric Company	12	2,371
Genpact Limited	10	484
Gibraltar Industries, Inc. (a)	2	88
Global Industrial Company	2	53
GMS Inc. (a)	2	178
Gorman- Rupp Company, The	2	71
Graco Inc.	7	619
Graham Corporation (a)	—	12
Granite Construction Incorporated	3	195
Great Lakes Dredge & Dock Corporation (a)	7	64
Griffon Corporation	3	179
GXO Logistics Inc. (a)	5	191
H&E Equipment Services, Inc.	3	331
Hayward Holdings, Inc. (a)	3	44
Healthcare Services Group, Inc. (a)	5	51
Heartland Express, Inc.	5	44
HEICO Corporation	1	338
HEICO Corporation - Class A	2	401
Heidrick & Struggles International, Inc.	1	63
Helios Technologies, Inc.	2	70
Herc Holdings Inc.	3	340
Hertz Global Holdings, Inc. (a) (b)	17	66
Hexcel Corporation	3	163
Hillenbrand, Inc.	3	82
Hillman Solutions Corp. - Class A (a)	11	98
HNI Corporation	3	133
Honeywell International Inc.	12	2,555
Howmet Aerospace Inc.	10	1,311
Hub Group, Inc. - Class A	5	177
Hubbell Incorporated	2	558
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	6	36
Huntington Ingalls Industries, Inc.	2	362
Hurco Companies, Inc.	—	5
Huron Consulting Group Inc. (a)	1	160
Hyster-Yale, Inc. - Class A	1	30
IBEX Limited (a)	1	21
ICF International, Inc.	1	64
IDEX Corporation	2	394
IES Holdings, Inc. (a)	2	326
Illinois Tool Works Inc.	8	1,865
Ingersoll Rand Inc.	10	780
Insperity, Inc.	1	97
Insteel Industries, Inc.	1	28
Interface, Inc. - Class A	6	120
ITT Inc.	4	535
J.B. Hunt Transport Services, Inc.	6	872
Jacobs Solutions Inc.	4	524
Janus International Group, Inc. (a)	2	15
JBT Marel Corporation	2	238
JELD-WEN Holding, Inc. (a)	6	36
JetBlue Airways Corporation (a)	22	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Johnson Controls International Public Limited Company	11	899
Kadant Inc.	1	230
KBR, Inc.	8	388
Kelly Services, Inc. - Class A	4	47
Kennametal Inc.	6	127
Kforce Inc.	1	51
Kirby Corporation (a)	4	405
Knight-Swift Transportation Holdings Inc. - Class A	8	357
Korn Ferry	4	250
Kratos Defense & Security Solutions, Inc. (a)	8	223
L. B. Foster Company (a)	1	20
L3Harris Technologies, Inc.	5	1,125
Landstar System, Inc.	2	316
Leidos Holdings, Inc.	5	633
Lennox International Inc.	1	558
Leonardo DRS, Inc.	1	28
Limbach Holdings, Inc. (a)	—	30
Lincoln Electric Holdings, Inc.	3	485
Lindsay Corporation	—	59
Liquidity Services, Inc. (a)	2	52
Lockheed Martin Corporation	6	2,630
LSI Industries Inc.	1	20
Luxfer Holdings PLC	2	18
Lyft, Inc. - Class A (a)	9	110
Manitowoc Company, Inc., The (a)	4	31
ManpowerGroup Inc.	2	128
Marten Transport, Ltd.	2	29
Masco Corporation	7	519
MasTec, Inc. (a)	4	471
Masterbrand, Inc. (a)	9	118
Matrix Service Company (a)	3	40
Matson Intermodal - Paragon, Inc.	2	301
Matthews International Corporation - Class A	2	39
Maximus, Inc.	3	213
Mayville Engineering Company, Inc. (a)	1	13
McGrath RentCorp	1	167
Mercury Systems, Inc. (a)	3	131
Middleby Corporation, The (a)	3	501
Miller Industries, Inc.	1	54
Millerknoll, Inc.	4	71
Mine Safety Appliances Company, LLC	2	291
Mistras Group, Inc. (a)	3	27
Monocle Acquisition Corporation (a)	2	18
Montrose Environmental Group, Inc. (a)	2	22
MOOG Inc. - Class A	2	286
MRC Global Inc. (a)	6	73
MSC Industrial Direct Co., Inc. - Class A	3	225
Mueller Industries, Inc.	6	444
Mueller Water Products, Inc. - Class A	9	217
MYR Group Inc. (a)	1	90
N L Industries, Inc.	1	7
National Presto Industries, Inc.	1	55
Nextracker LLC - Class A (a)	2	81
NN, Inc. (a)	3	7
Nordson Corporation	1	298
Norfolk Southern Corporation	5	1,234
Northrop Grumman Corporation	3	1,296
Northwest Pipe Company (a)	1	41
NV5 Global, Inc. (a)	4	73
Nvent Electric Public Limited Company	8	430
Old Dominion Freight Line, Inc.	5	850
Omega Flex, Inc.	—	3
Openlane, Inc. (a)	8	150
Orion Group Holdings, Inc. (a)	2	8
Oshkosh Corporation	4	393
Otis Worldwide Corporation	9	901
Owens Corning	6	839
P.A.M. Transportation Services, Inc. (a)	1	14
PACCAR Inc	14	1,343
Pangaea Logistics Solutions Ltd.	3	16
Park Aerospace Technologies Corp.	2	29
Parker-Hannifin Corporation	3	1,576
Park-Ohio Holdings Corp.	1	28
Parsons Corporation (a)	5	322
Paychex, Inc.	8	1,294
Paycom Software, Inc.	2	374
Paycor HCM, Inc. (a)	2	49
Paylocity Holding Corporation (a)	1	278
Pentair Public Limited Company	8	734
Plug Power Inc. (a) (b)	24	32
Powell Industries, Inc.	1	121
Preformed Line Products Company	—	26
Primoris Services Corporation	3	158
Proto Labs, Inc. (a)	2	62
Pursuit Attractions And Hospitality, Inc. (a)	2	58
Quad/Graphics, Inc. - Class A	4	24
Quanex Building Products Corporation	4	67
Quanta Services, Inc.	4	955
Radiant Logistics, Inc. (a)	3	21
RBC Bearings Incorporated (a)	1	461
Regal Rexnord Corporation	3	357
Republic Services, Inc.	4	1,010
Resideo Technologies, Inc. (a)	11	189
Resources Connection, Inc.	4	29
REV Group, Inc.	4	115
Robert Half Inc.	4	204
Rocket Lab USA, Inc. - Class A (a)	5	97
Rockwell Automation, Inc.	3	840
Rollins, Inc.	11	589
RTX Corporation	24	3,149
Rush Enterprises, Inc. - Class A	4	229
Rush Enterprises, Inc. - Class B	1	39
RXO Inc (a)	7	127
Ryder System, Inc.	4	521
Saia, Inc. (a)	1	428
Schneider National, Inc. - Class B	3	78
Science Applications International Corporation	3	311
Sensata Technologies Holding PLC	9	219
Shoals Technologies Group, Inc. - Class A (a)	2	8
Shyft Group, Inc.	3	23
SIFCO Industries, Inc. (a)	—	—
Simpson Manufacturing Co., Inc.	2	334
SiteOne Landscape Supply, Inc. (a)	2	246
SkyWest, Inc. (a)	3	282
Snap-on Incorporated	2	720
Southwest Airlines Co.	17	570
SPX Technologies, Inc. (a)	3	325
SS&C Technologies Holdings, Inc.	8	629
Standex International Corporation	1	118
Stanley Black & Decker, Inc.	6	485
Steelcase Inc. - Class A	7	73
Sterling Infrastructure, Inc. (a)	2	199
Stratasys, Inc. (a)	1	11
Sunrun Inc. (a)	11	65
Symbotic Inc. - Class A (a) (b)	1	19
Taskus, Inc. - Class A (a)	—	7
Tecnoglass Inc.	3	220
Tennant Company	1	59
Terex Corporation	5	171
Tetra Tech, Inc.	13	376
Textron Inc.	8	559
The AZEK Company Inc. - Class A (a)	9	423
The Greenbrier Companies, Inc.	2	119
The Timken Company	5	331
Thermon Group Holdings, Inc. (a)	2	55
Titan Machinery Inc. (a)	1	22
Toro Company, The	5	360
Trane Technologies Public Limited Company	4	1,330
Transcat, Inc. (a)	—	34
TransDigm Group Incorporated	1	1,288
TransUnion	5	423
Trex Company, Inc. (a)	5	317
Trinet Group, Inc.	1	101
Trinity Industries, Inc.	6	176
TrueBlue, Inc. (a)	6	31
TTEC Holdings, Inc.	5	15
Tutor Perini Corporation (a)	5	126
Twin Disc, Incorporated	1	9
Uber Technologies, Inc. (a)	18	1,291

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
UFP Industries, Inc.	4	450
U-Haul Holding Company (a) (b)	1	73
U-Haul Holding Company - Series N	8	497
Ultralife Corporation (a)	—	1
Unifirst Corporation	1	172
Union Pacific Corporation	13	3,019
United Airlines Holdings, Inc. (a)	20	1,384
United Parcel Service, Inc. - Class B	17	1,825
United Rentals, Inc.	3	1,802
Universal Logistics Holdings, Inc.	2	60
V2X, Inc. (a)	1	62
Valmont Industries, Inc.	1	364
Veralto Corporation	4	382
Verisk Analytics, Inc.	4	1,171
Verra Mobility Corporation - Class A (a)	10	221
Vertiv Holdings Co - Class A	6	464
Vestis Corporation	5	46
Vicor Corporation (a)	1	65
VSE Corporation	1	144
W.W. Grainger, Inc.	1	1,322
Wabash National Corporation	1	16
Waste Management, Inc.	8	1,834
Watsco, Inc.	1	394
Watts Water Technologies, Inc. - Class A	2	308
Werner Enterprises, Inc.	5	132
WESCO International, Inc.	3	474
Westinghouse Air Brake Technologies Corporation	5	821
Willdan Group, Inc. (a)	1	39
Willis Lease Finance Corporation	—	37
Willscot Holdings Corporation - Class A	8	227
Woodward, Inc.	3	551
Worthington Industries, Inc.	2	99
XPO, Inc. (a)	6	640
Xylem Inc.	6	702
Zurn Elkay Water Solutions Corporation	3	91
		146,683
Health Care 10.6%
10X Genomics, Inc. - Class A (a)	1	12
Abbott Laboratories	30	4,041
AbbVie Inc.	37	7,811
Acadia Healthcare Company, Inc. (a)	3	95
Accolade, Inc. (a)	8	58
Accuray Incorporated (a)	6	10
AdaptHealth LLC - Class A (a)	11	124
Adaptive Biotechnologies Corporation (a)	4	26
Addus HomeCare Corporation (a)	1	110
Adicet Therapeutics, Inc. (a)	7	5
ADMA Biologics, Inc. (a)	7	144
Adverum Biotechnologies, Inc. (a) (b)	1	4
Agilent Technologies, Inc.	7	841
Agilon Health Management, Inc. (a)	8	34
Agios Pharmaceuticals, Inc. (a)	1	26
Aldeyra Therapeutics, Inc. (a)	4	24
Alector, Inc. (a)	5	7
Align Technology, Inc. (a)	2	323
Alkermes Public Limited Company (a)	8	279
Allogene Therapeutics, Inc. (a) (b)	13	19
Alnylam Pharmaceuticals, Inc. (a)	2	451
Amedisys, Inc. (a)	2	204
American Well Corporation - Class A (a)	—	2
Amgen Inc.	12	3,705
AMN Healthcare Services, Inc. (a)	3	68
Amneal Pharmaceuticals, Inc. - Class A (a)	5	41
AngioDynamics, Inc. (a)	4	42
ANI Pharmaceuticals, Inc. (a)	1	53
Anika Therapeutics, Inc. (a)	1	22
Arcellx Inc. (a)	1	44
Arcturus Therapeutics Holdings Inc. (a)	1	13
Arcus Biosciences, Inc. (a)	6	43
Artivion, Inc. (a)	3	69
Assertio Holdings, Inc. (a) (b)	—	—
Astrana Health, Inc. (a)	2	62
AtriCure, Inc. (a)	2	56
Avanos Medical, Inc. (a)	1	21
Avantor, Inc. (a)	20	330
Avidity Biosciences, Inc. (a)	2	69
AxoGen, Inc. (a)	4	69
Azenta, Inc. (a)	2	55
Baxter International Inc.	14	482
Beam Therapeutics Inc. (a)	2	46
Becton, Dickinson and Company	5	1,118
Biogen Inc. (a)	4	485
BioLife Solutions, Inc. (a)	2	47
BioMarin Pharmaceutical Inc. (a)	6	398
Bio-Rad Laboratories, Inc. - Class A (a)	1	228
Bio-Techne Corporation	5	275
Boston Scientific Corporation (a)	19	1,894
Bristol-Myers Squibb Company	65	3,953
Brookdale Senior Living Inc.	16	102
Bruker Corporation	6	263
C4 Therapeutics, Inc. (a)	7	11
Cardinal Health, Inc.	5	738
Castle Biosciences, Inc. (a)	1	15
Catalyst Pharmaceuticals, Inc. (a)	7	182
Cencora, Inc.	5	1,457
Centene Corporation (a)	13	772
Certara, Inc. (a)	4	42
Charles River Laboratories International, Inc. (a)	2	322
Chemed Corporation	1	358
Cigna Group, The	7	2,183
Cogent Biosciences, Inc. (a)	2	10
Collegium Pharmaceutical, Inc. (a)	2	51
Community Health Systems, Inc. (a)	12	32
Concentra Group Holdings Parent, Inc.	7	154
CONMED Corporation	2	93
Cooper Companies, Inc., The (a)	6	511
Corcept Therapeutics Incorporated (a)	5	567
CorVel Corporation (a)	3	314
Cross Country Healthcare, Inc. (a)	2	35
Cryoport, Inc. (a)	2	13
Cumberland Pharmaceuticals, Inc. (a)	1	4
CVS Health Corporation	21	1,407
Cytek Biosciences, Inc. (a)	6	24
Danaher Corporation	8	1,559
DaVita Inc. (a)	3	411
Day One Biopharmaceuticals, Inc. (a)	1	10
Denali Therapeutics Inc. (a)	5	73
Dentsply Sirona Inc.	8	124
DexCom, Inc. (a)	5	368
Doximity, Inc. - Class A (a)	3	174
Dynavax Technologies Corporation (a)	4	58
Edgewise Therapeutics, Inc. (a)	1	26
Editas Medicine, Inc. (a)	2	2
Edwards Lifesciences Corporation (a)	12	845
Elanco Animal Health Incorporated (a)	19	201
Elevance Health, Inc.	5	2,156
Eli Lilly and Company	17	14,016
Embecta Corp.	1	12
Emergent BioSolutions Inc. (a)	4	20
Enanta Pharmaceuticals, Inc. (a)	2	9
Encompass Health Corporation	7	723
Enhabit Inc. (a)	4	35
Enovis Corporation (a)	2	90
Envista Holdings Corporation (a)	8	133
Evolent Health, Inc. - Class A (a)	6	57
Exact Sciences Corporation (a)	7	288
Exelixis, Inc. (a)	14	526
Fate Therapeutics, Inc. (a)	2	1
Fortrea Holdings Inc. (a)	4	31
Fulcrum Therapeutics, Inc. (a)	2	7
Fulgent Genetics, Inc. (a)	1	24
GE HealthCare Technologies Inc.	14	1,142
Generation Bio Co. (a)	2	1
Gilead Sciences, Inc.	27	2,987
Glaukos Corporation (a)	1	88
Globus Medical, Inc. - Class A (a)	2	132
GoodRx Holdings, Inc. - Class A (a)	3	15
Grail, Inc. (a)	1	17
Haemonetics Corporation (a)	2	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Halozyme Therapeutics, Inc. (a)	6	414
Harmony Biosciences Holdings, Inc. (a)	2	58
Harvard Bioscience, Inc. (a)	2	1
HCA Healthcare, Inc.	3	1,047
Health Catalyst, Inc. (a)	1	6
HealthEquity, Inc. (a)	4	390
Healthstream, Inc.	2	68
Henry Schein, Inc. (a)	6	383
Hologic, Inc. (a)	7	434
Humana Inc.	3	742
Icon Public Limited Company (a)	2	274
ICU Medical, Inc. (a)	—	42
IDEXX Laboratories, Inc. (a)	2	757
Illumina, Inc. (a)	2	196
Immunovant, Inc. (a) (b)	—	5
Incyte Corporation (a)	6	376
Innoviva, Inc. (a)	5	88
Inogen, Inc. (a)	1	9
Insmed Incorporated (a)	4	287
Inspire Medical Systems, Inc. (a)	—	70
Insulet Corporation (a)	2	586
Integer Holdings Corporation (a)	2	225
Integra LifeSciences Holdings Corporation (a)	3	68
Intellia Therapeutics, Inc. (a)	3	21
Intuitive Surgical, Inc. (a)	3	1,639
Iovance Biotherapeutics, Inc. (a)	10	33
IQVIA Holdings Inc (a)	7	1,178
Iradimed Corporation	—	23
Jazz Pharmaceuticals Public Limited Company (a)	3	414
Johnson & Johnson	54	8,895
KalVista Pharmaceuticals Inc. (a)	2	22
Kiniksa Pharmaceuticals International, PLC - Class A (a)	1	23
Kodiak Sciences Inc. (a)	3	7
Krystal Biotech, Inc. (a)	1	253
Kymera Therapeutics, Inc. (a)	1	25
Labcorp Holdings Inc.	2	536
Lantheus Holdings, Inc. (a)	3	287
LeMaitre Vascular, Inc.	1	109
Lensar, Inc. (a)	—	6
Lifestance Health Group, Inc. (a)	7	50
Ligand Pharmaceuticals Incorporated (a)	1	132
LivaNova PLC (a)	4	139
MacroGenics, Inc. (a)	3	4
MannKind Corporation (a)	14	69
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	11
Masimo Corporation (a)	2	399
McKesson Corporation	2	1,400
Medpace Holdings, Inc. (a)	1	344
Medtronic, Inc.	23	2,076
MeiraGTx Holdings plc (a)	1	8
Merck & Co., Inc.	55	4,930
Merit Medical Systems, Inc. (a)	3	329
Mesa Laboratories, Inc.	—	31
Mettler-Toledo International Inc. (a)	—	544
MiMedx Group, Inc. (a)	2	18
Moderna, Inc. (a)	6	167
ModivCare Inc. (a)	2	2
Molina Healthcare, Inc. (a)	2	805
Myriad Genetics, Inc. (a)	6	50
Natera, Inc. (a)	2	349
National HealthCare Corporation	1	118
National Research Corporation	1	9
Nektar Therapeutics (a)	6	4
Neogenomics, Inc. (a)	7	63
Neurocrine Biosciences, Inc. (a)	4	388
Nevro Corp. (a)	2	11
Nurix Therapeutics, Inc. (a)	1	16
Nuvation Bio Operating Company LLC - Class A (a) (b)	26	46
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	15
Omnicell, Inc. (a)	2	85
OptimizeRX Corporation (a)	2	22
Option Care Health, Inc. (a)	5	159
Orasure Technologies, Inc. (a)	4	14
Organogenesis Holdings Inc. - Class A (a)	8	36
Organon & Co.	13	191
Orthofix Medical Inc. (a)	3	56
Orthopediatrics Corp. (a)	1	34
Oscar Health, Inc. - Class A (a)	8	110
Owens & Minor, Inc. (a)	7	62
Pacific Biosciences of California, Inc. (a) (b)	5	6
Pacira Pharmaceuticals, Inc. (a)	3	74
Patterson Companies, Inc.	5	142
PDL BioPharma, Inc. (a) (b) (d)	6	3
Pediatrix Medical Group, Inc. (a)	7	99
Pennant Group, Inc., The (a)	3	68
Penumbra, Inc. (a)	1	333
Perrigo Company Public Limited Company	7	206
Pfizer Inc.	101	2,559
Phibro Animal Health Corporation - Class A	2	34
Phreesia, Inc. (a)	2	41
PMV Pharmaceuticals, Inc. (a)	6	7
Premier Healthcare Solutions, Inc. - Class A	7	140
Prestige Consumer Healthcare Inc. (a)	3	277
Progyny, Inc. (a)	2	44
Prothena Corporation Public Limited Company (a)	3	36
PTC Therapeutics, Inc. (a)	1	33
Quest Diagnostics Incorporated	3	577
QuidelOrtho Corporation (a)	1	26
RadNet, Inc. (a)	4	187
RAPT Therapeutics, Inc. (a) (b)	2	2
Regeneron Pharmaceuticals, Inc.	1	747
Regenxbio Inc. (a)	3	25
Relay Therapeutics, Inc. (a)	2	6
Repligen Corporation (a)	2	272
Replimune Group, Inc. (a)	3	33
ResMed Inc.	3	748
Revvity, Inc.	4	412
Sage Therapeutics Inc. (a)	1	10
Sangamo Therapeutics, Inc. (a)	13	8
Sarepta Therapeutics, Inc. (a)	1	91
Schrodinger, Inc. (a)	1	19
Seer, Inc. - Class A (a)	8	13
Select Medical Holdings Corporation	9	147
SI-BONE, Inc. (a)	2	34
SIGA Technologies, Inc.	6	30
Sight Sciences, Inc. (a)	3	6
Solventum Corporation (a)	3	204
Sotera Health LLC (a)	13	148
Springworks Therapeutics, Inc. (a)	1	46
STAAR Surgical Company (a)	3	58
Steris Public Limited Company	2	534
Stoke Therapeutics, Inc. (a)	2	15
Stryker Corporation	4	1,664
Supernus Pharmaceuticals, Inc. (a)	3	111
Surgery Partners, Inc. (a)	3	80
Surmodics, Inc. (a)	1	44
Sutro Biopharma, Inc. (a)	6	4
Teladoc Health, Inc. (a)	5	44
Teleflex Incorporated	2	254
Tenet Healthcare Corporation (a)	6	814
The Ensign Group, Inc.	3	419
Thermo Fisher Scientific Inc.	5	2,420
TruBridge, Inc. (a)	1	20
U. S. Physical Therapy, Inc.	1	63
UFP Technologies, Inc. (a)	—	61
United Therapeutics Corporation (a)	2	674
UnitedHealth Group Incorporated	19	9,970
Universal Health Services, Inc. - Class B	3	621
Utah Medical Products, Inc.	—	11
Vanda Pharmaceuticals Inc. (a)	5	22
Varex Imaging Corporation (a)	3	35
Vaxcyte, Inc. (a)	1	40
Veeva Systems Inc. - Class A (a)	2	495
Veracyte, Inc. (a)	3	102
Vericel Corporation (a)	2	78
Vertex Pharmaceuticals Incorporated (a)	3	1,346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Viatris Inc.	44	385
Waters Corporation (a)	2	638
West Pharmaceutical Services, Inc.	1	323
Xencor, Inc. (a)	4	46
Zentalis Pharmaceuticals, Inc. (a)	3	5
Zimmer Biomet Holdings, Inc.	5	606
ZimVie Inc. (a)	1	6
Zoetis Inc. - Class A	8	1,362
Zymeworks Inc. (a)	4	45
		129,068
Consumer Discretionary 10.5%
1-800-Flowers.com, Inc. - Class A (a) (b)	4	21
Abercrombie & Fitch Co. - Class A (a)	3	243
Academy Sports & Outdoors, Inc.	5	243
Acushnet Holdings Corp.	4	303
Adient Public Limited Company (a)	3	40
ADT, Inc.	36	295
Adtalem Global Education Inc. (a)	3	266
Advance Auto Parts, Inc.	4	147
Airbnb, Inc. - Class A (a)	5	558
A-Mark Precious Metals, Inc.	1	20
Amazon.com, Inc. (a)	166	31,653
American Axle & Manufacturing Holdings, Inc. (a)	9	36
American Eagle Outfitters, Inc.	9	102
American Outdoor Brands, Inc. (a)	2	19
American Public Education, Inc. (a)	2	42
America's Car Mart, Inc. (a)	—	19
Aptiv PLC (a)	8	465
Aramark	13	466
Arhaus, Inc. - Class A	3	27
ARKO Corp. - Class A	3	12
Asbury Automotive Group, Inc. (a)	1	312
Autoliv, Inc.	5	475
AutoNation, Inc. (a)	3	485
AutoZone, Inc. (a)	—	1,090
Bassett Furniture Industries, Incorporated	—	8
Bath & Body Works, Inc.	9	264
Beazer Homes USA, Inc. (a)	3	58
Best Buy Co., Inc.	12	888
Beyond, Inc. (a)	2	9
Big 5 Sporting Goods Corporation	2	2
Biglari Holdings Inc. - Class A (a)	—	12
Biglari Holdings Inc. - Class B (a)	—	24
BJ's Restaurants, Inc. (a)	2	65
Bloomin' Brands, Inc.	5	35
Booking Holdings Inc.	1	2,525
Boot Barn Holdings, Inc. (a)	2	201
BorgWarner Inc.	15	426
Boyd Gaming Corporation	4	279
Bright Horizons Family Solutions, Inc. (a)	3	332
Brinker International, Inc. (a)	2	279
Brunswick Corporation	5	269
Build-A-Bear Workshop, Inc.	1	38
Burlington Stores, Inc. (a)	2	574
Caesars Entertainment, Inc. (a)	7	176
Caleres, Inc.	3	59
Camping World Holdings, Inc. - Class A	3	44
Capri Holdings Limited (a)	8	164
CarMax, Inc. (a)	6	447
Carnival Corporation (a)	30	587
Carriage Services, Inc.	2	61
Carter's, Inc.	3	104
Carvana Co. - Class A (a)	3	602
CAVA Group, Inc. (a)	2	186
Cavco Industries, Inc. (a)	—	216
Century Communities, Inc.	2	117
Cheesecake Factory Incorporated, The (b)	3	148
Chegg, Inc. (a)	4	3
Chewy, Inc. - Class A (a)	3	82
Chipotle Mexican Grill, Inc. (a)	27	1,344
Choice Hotels International, Inc.	2	309
Churchill Downs Incorporated	4	460
Citi Trends, Inc. (a)	2	41
Columbia Sportswear Company	3	229
Cooper-Standard Holdings Inc. (a)	3	46
Coupang, Inc. - Class A (a)	23	497
Coursera, Inc. (a)	4	26
Cracker Barrel Old Country Store, Inc.	1	39
Crocs, Inc. (a)	3	292
Culp, Inc. (a)	2	8
D.R. Horton, Inc.	8	1,004
Dana Incorporated	6	80
Darden Restaurants, Inc.	3	722
Dave & Buster's Entertainment, Inc. (a) (b)	1	13
Deckers Outdoor Corporation (a)	4	480
Denny's Corporation (a)	4	15
Destination XL Group, Inc. (a)	4	7
Dick's Sporting Goods, Inc.	3	672
Dillard's, Inc. - Class A (b)	1	332
DK Crown Holdings Inc. - Class A (a)	6	213
Domino's Pizza, Inc.	1	388
DoorDash, Inc. - Class A (a)	3	610
Dorman Products, Inc. (a)	2	198
Dream Finders Homes, Inc. - Class A (a) (b)	2	55
Duluth Holdings Inc. - Class B (a)	3	5
Duolingo, Inc. - Class A (a)	1	210
Dutch Bros Inc. - Class A (a)	3	163
eBay Inc.	21	1,450
El Pollo Loco Holdings, Inc. (a)	2	18
Escalade, Incorporated	1	14
Ethan Allen Interiors Inc.	3	70
ETSY, Inc. (a)	3	151
Expedia Group, Inc.	3	495
FIGS, Inc. - Class A (a)	9	40
First Watch Restaurant Group, Inc. (a)	3	52
Five Below, Inc. (a)	2	165
Flexsteel Industries, Inc.	1	27
Floor & Decor Holdings, Inc. - Class A (a)	4	330
Foot Locker, Inc. (a)	4	53
Ford Motor Company	129	1,293
Fossil Group, Inc. (a)	5	6
Fox Factory Holding Corp. (a)	2	58
Frontdoor, Inc. (a)	4	150
GameStop Corp. - Class A (a)	9	202
Gap, Inc., The	26	534
Garmin Ltd.	6	1,232
Garrett Motion Inc.	3	25
General Motors Company	41	1,905
Gentex Corporation	9	215
Gentherm Incorporated (a)	1	36
Genuine Parts Company	6	736
G-III Apparel Group, Ltd. (a)	2	49
Global Business Travel Group, Inc. - Class A (a)	3	20
Gopro Inc. - Class A (a)	8	5
Graham Holdings Co., Ltd. - Class B	—	217
Grand Canyon Education, Inc. (a)	2	280
Green Brick Partners, Inc. (a)	3	153
Group 1 Automotive, Inc.	1	367
Guess ?, Inc. (b)	4	42
H & R Block, Inc.	6	313
Hamilton Beach Brands Holding Company - Class A	1	19
Hanesbrands Inc. (a)	22	124
Harley-Davidson, Inc.	7	166
Hasbro, Inc.	7	411
Haverty Furniture Companies, Inc.	2	31
Helen of Troy Limited (a)	1	66
Hilton Grand Vacations Inc. (a)	3	125
Hilton Worldwide Holdings Inc.	4	948
Home Depot, Inc., The	21	7,706
Hooker Furnishings Corporation	1	14
Hovnanian Enterprises, Inc. - Class A (a)	—	31
Hyatt Hotels Corporation - Class A	2	230
Installed Building Products, Inc.	2	271
iRobot Corporation (a)	2	6
Jack in the Box Inc.	1	23
Johnson Outdoors Inc. - Class A	1	24
KB Home	5	264
Kohl's Corporation	7	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Kontoor Brands, Inc.	3	182
Lakeland Industries, Inc.	—	3
Lands' End, Inc. (a)	2	15
Las Vegas Sands Corp.	10	373
Laureate Education, Inc. - Class A (a)	10	197
La-Z-Boy Incorporated	3	103
LCI Industries	2	152
Lear Corporation	2	189
Leggett & Platt, Incorporated	4	35
Lennar Corporation - Class A	6	707
Lennar Corporation - Class B	1	58
Leslie's, Inc. (a)	3	2
Levi Strauss & Co. - Class A	6	99
LGI Homes, Inc. (a)	1	52
Life Time Group Holdings, Inc. (a)	6	179
Lifetime Brands, Inc.	1	5
Light & Wonder, Inc. (a)	4	331
Lithia Motors, Inc. - Class A	2	456
LKQ Corporation	10	409
Lovesac Company, The (a) (b)	1	24
Lowe`s Companies, Inc.	10	2,226
Lucid Group, Inc. (a)	13	30
Lululemon Athletica Inc. (a)	2	684
M/I Homes, Inc. (a)	2	221
Macy's, Inc.	17	219
Malibu Boats, Inc. - Class A (a)	1	34
Marine Products Corporation	2	15
MarineMax, Inc. (a)	2	33
Marriott International, Inc. - Class A	4	913
Marriott Vacations Worldwide Corporation	2	124
MasterCraft Boat Holdings, Inc. (a)	1	14
Mattel, Inc. (a)	23	445
McDonald's Corporation	12	3,750
Meritage Homes Corporation	5	335
MGM Resorts International (a)	9	266
Mister Car Wash, Inc. (a)	14	111
Mobileye Global Inc. - Class A (a)	3	39
Modine Manufacturing Company (a)	3	247
Mohawk Industries, Inc. (a)	3	304
Monarch Casino & Resort, Inc.	1	54
Motorcar Parts of America, Inc. (a)	2	19
Movado Group, Inc.	1	18
Murphy USA Inc.	1	496
Nathan's Famous, Inc.	1	58
National Vision Holdings, Inc. (a)	5	62
Newell Brands Inc.	19	121
NIKE, Inc. - Class B	22	1,405
Nishka, Inc. - Class A (a)	3	21
Norwegian Cruise Line Holdings Ltd. (a)	8	156
NVR, Inc. (a)	—	971
ODP Corporation, The (a)	2	23
Ollie's Bargain Outlet Holdings, Inc. (a)	3	377
OneSpaWorld Holdings Limited	7	116
O'Reilly Automotive, Inc. (a)	1	1,390
Oxford Industries, Inc.	1	55
Papa John's International, Inc.	—	10
Patrick Industries, Inc.	2	207
PENN Entertainment, Inc. (a)	6	105
Penske Automotive Group, Inc.	3	406
Perdoceo Education Corporation	5	127
PetMed Express, Inc. (a) (b)	2	10
Phinia Inc.	3	129
Planet Fitness, Inc. - Class A (a)	4	382
Playa Hotels & Resorts N.V. (a)	8	111
Polaris Inc.	3	126
Pool Corporation	1	441
Potbelly Corporation (a)	2	20
PulteGroup, Inc.	10	989
Purple Innovation, Inc.	5	4
PVH Corp.	2	142
Quantumscape Battery, Inc. - Class A (a) (b)	3	12
Qurate Retail, Inc. - Series A (a)	37	7
Ralph Lauren Corporation - Class A	2	492
Red Robin Gourmet Burgers, Inc. (a) (b)	1	5
Red Rock Resorts, Inc. - Class A	1	65
Revolve Group Inc. - Class A (a)	1	25
RH (a)	1	198
Rivian Automotive, Inc. - Class A (a) (b)	22	280
Rocky Brands, Inc.	1	11
Ross Stores, Inc.	10	1,301
Royal Caribbean Cruises Ltd.	6	1,197
Sally Beauty Holdings, Inc. (a)	6	52
Service Corporation International	8	662
Shake Shack, Inc. - Class A (a)	2	159
SharkNinja, Inc. (a)	6	494
Shoe Carnival, Inc.	3	60
Signet Jewelers Limited	2	99
Skechers U.S.A., Inc. - Class A (a)	7	423
Skyline Champion Corporation (a)	3	291
Sleep Number Corporation (a) (b)	1	9
Smith & Wesson Brands, Inc.	2	14
Somnigroup International Inc. (b)	7	422
Sonic Automotive, Inc. - Class A	2	126
Sonos, Inc. (a)	3	31
Sportsman's Warehouse Holdings, Inc. (a)	3	3
Standard Motor Products, Inc.	2	60
Starbucks Corporation	19	1,887
Steven Madden, Ltd.	4	114
Stitch Fix, Inc. - Class A (a)	1	3
Stoneridge, Inc. (a)	3	14
Strategic Education, Inc.	1	115
Strattec Security Corporation (a)	—	9
Stride, Inc. (a)	4	462
Superior Group of Companies, Inc.	1	11
Sweetgreen, Inc. - Class A (a)	3	85
Tapestry, Inc.	14	962
Taylor Morrison Home II Corporation - Class A (a)	7	410
Tesla Inc. (a)	27	6,982
Texas Roadhouse, Inc. - Class A	4	609
The Buckle, Inc.	5	173
The Cato Corporation - Class A	2	8
The Goodyear Tire & Rubber Company (a)	10	92
The Wendy's Company	13	183
Thor Industries, Inc.	3	240
Tile Shop Holdings, Inc. (a)	7	45
Tilly's, Inc. - Class A (a)	1	2
TJX Companies, Inc., The	22	2,711
Toll Brothers, Inc.	6	639
TopBuild Corp. (a)	2	624
Topgolf Callaway Brands Corp. (a)	9	56
Tractor Supply Company	15	845
Travel + Leisure Co.	3	153
TRI Pointe Homes Holdings, Inc. (a)	7	221
Ulta Beauty, Inc. (a)	2	677
Under Armour, Inc. - Class A (a)	11	70
Under Armour, Inc. - Class C (a)	14	83
Unifi, Inc. (a)	2	10
United Parks And Resorts Inc. (a) (b)	3	140
Universal Electronics Inc. (a)	1	5
Universal Technical Institute, Inc. (a)	2	43
Upbound Group, Inc.	4	102
Urban Outfitters, Inc. (a)	6	323
V.F. Corporation	17	259
Vail Resorts, Inc.	2	283
Valvoline, Inc. (a)	5	181
Vera Bradley, Inc. (a)	3	7
Victoria's Secret & Co. (a)	5	91
Visteon Corporation (a)	1	93
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
VOXX International Corporation - Class A (a)	2	14
Warby Parker Inc. - Class A (a)	2	42
Weyco Group, Inc.	1	29
Whirlpool Corporation	3	280
Williams-Sonoma, Inc.	4	555
Wingstop Inc.	—	99
Winmark Corporation	—	54
Winnebago Industries, Inc.	1	44
Wyndham Hotels & Resorts, Inc.	4	354
Wynn Resorts, Limited	3	261
YETI Holdings, Inc. (a)	5	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Yum! Brands, Inc.	6	955
Zumiez Inc. (a)	2	33
		127,828
Communication Services 8.6%
Advantage Solutions, Inc. - Class A (a)	11	17
Alphabet Inc. - Class A	109	16,854
Alphabet Inc. - Class C	93	14,523
Altice USA, Inc. - Class A (a)	13	36
Angi Inc. - Class A (a) (b)	1	11
Anterix Inc. (a)	1	55
AT&T Inc.	212	5,982
Atlanta Braves Holdings, Inc. - Series A (a)	—	16
Atlanta Braves Holdings, Inc. - Series C (a)	3	123
ATN International, Inc.	3	52
Bandwidth Inc. - Class A (a)	1	10
Boston Omaha Corporation - Class A (a)	1	20
Bumble Inc. - Class A (a)	2	8
Cable One, Inc.	—	103
CarGurus, Inc. - Class A (a)	3	89
Cars.com Inc. (a)	2	28
Cinemark Holdings, Inc.	7	183
Comcast Corporation - Class A	144	5,311
DHI Group, Inc. (a)	—	—
Electronic Arts Inc.	7	1,037
Entravision Communications Corporation - Class A	6	12
Former Charter Communications Parent, Inc. - Class A (a)	5	1,694
Fox Corporation - Class A	7	401
Fox Corporation - Class B	7	384
Frontier Communications Parent, Inc. (a)	11	399
Gannett Co., Inc. (a)	13	37
Gogo, Inc. (a) (b)	3	28
Gray Media, Inc.	5	23
IDT Corporation - Class B	2	87
IMAX Corporation (a)	4	101
Integral Ad Science Holding Corp. (a)	4	31
Iridium Communications Inc.	4	113
John Wiley & Sons, Inc. - Class A	4	158
Liberty Broadband Corporation - Series A (a)	1	103
Liberty Broadband Corporation - Series C (a)	5	417
Liberty Global Ltd. - Class A (a)	6	69
Liberty Global Ltd. - Class C (a)	12	141
Liberty Latin America Ltd. - Class A (a)	2	14
Liberty Latin America Ltd. - Class C (a)	13	78
Liberty Media Corporation - Series A (a)	1	54
Liberty Media Corporation - Series A (a)	1	93
Liberty Media Corporation - Series C (a)	3	188
Liberty Media Corporation - Series C (a)	6	507
Lions Gate Entertainment Corp. - Class A (a) (b)	4	37
Lions Gate Entertainment Corp. - Class B (a)	16	124
Live Nation Entertainment, Inc. (a)	6	727
Lumen Technologies, Inc. (a)	34	135
Magnite, Inc. (a)	7	82
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	2	27
Match Group, Inc.	7	226
Meta Platforms, Inc. - Class A	43	25,019
Netflix, Inc. (a)	6	5,878
News Corporation - Class A	17	462
News Corporation - Class B	8	229
Nexstar Media Group, Inc. - Class A	2	444
Omnicom Group Inc.	9	714
Paramount Global - Class A	1	23
Paramount Global - Class B	25	297
Pinterest, Inc. - Class A (a)	9	286
PubMatic, Inc. - Class A (a)	2	15
QuinStreet, Inc. (a)	2	42
Reading International, Inc. - Class A (a)	2	3
Roblox Corporation - Class A (a)	3	179
Roku, Inc. - Class A (a)	5	334
Scholastic Corporation	2	29
Shenandoah Telecommunications Company	3	35
Shutterstock, Inc.	2	29
Sinclair, Inc. - Class A	2	25
Sirius XM Holdings Inc.	16	367
Snap Inc. - Class A (a)	27	236
Sphere Entertainment Co. - Class A (a)	2	72
Sphere Entertainment Co. - Class A (a)	1	104
Sphere Entertainment Co. - Class A (a) (e)	2	72
Spok Holdings, Inc.	2	34
Spotify Technology S.A. (a)	1	657
Stagwell, Inc. - Class A (a)	3	17
Sunrise Communications AG - ADR (a) (b)	4	171
Take-Two Interactive Software, Inc. (a)	4	760
TechTarget, Inc. (a)	1	21
TEGNA Inc.	10	190
Telephone and Data Systems, Inc.	8	306
The E.W. Scripps Company - Class A (a)	8	23
The Interpublic Group of Companies, Inc.	25	674
The New York Times Company - Class A	9	449
Thryv Holdings, Inc. (a)	1	18
TKO Group Holdings Inc. - Class A	2	335
T-Mobile US, Inc.	11	3,050
Townsquare Media, Inc. - Class A	—	3
Trade Desk, Inc., The - Class A (a)	4	225
Travelzoo (a)	1	14
TripAdvisor, Inc. (a)	6	79
Truecar, Inc. (a)	12	19
United States Cellular Corporation (a)	2	164
Verizon Communications Inc.	162	7,328
Vimeo, Inc. (a)	12	65
Walt Disney Company, The	32	3,178
Warner Bros. Discovery, Inc. - Series A (a)	73	787
Warner Music Group Corp. - Class A	3	98
WideOpenWest, Inc. (a)	3	14
Yelp Inc. (a)	2	87
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	2	73
ZoomInfo Technologies Inc. - Class A (a)	4	45
		104,728
Consumer Staples 6.2%
Albertsons Companies, Inc. - Class A	25	552
Alico, Inc.	1	25
Altria Group, Inc.	28	1,703
Andersons, Inc., The	1	41
Archer-Daniels-Midland Company	5	225
B&G Foods, Inc.	3	18
Bellring Intermediate Holdings, Inc. (a)	6	446
BJ's Wholesale Club Holdings, Inc. (a)	7	851
Boston Beer Company, Inc., The - Class A (a)	—	92
Brown-Forman Corporation - Class A	3	105
Brown-Forman Corporation - Class B	9	306
Bunge Limited	5	385
Calavo Growers, Inc.	2	40
Cal-Maine Foods, Inc.	3	245
Campbell's Company, The	15	586
Casey's General Stores, Inc.	2	1,025
Celsius Holdings, Inc. (a)	4	154
Central Garden & Pet Company (a)	1	42
Central Garden & Pet Company - Class A (a)	4	126
Church & Dwight Co., Inc.	7	729
Coca-Cola Company, The	80	5,738
Coca-Cola Consolidated, Inc.	—	629
Colgate-Palmolive Company	16	1,489
Conagra Brands, Inc.	18	471
Constellation Brands, Inc. - Class A	5	905
Costco Wholesale Corporation	9	8,073
Coty Inc. - Class A (a)	28	155
Darling Ingredients Inc. (a)	7	230
Del Monte Fresh Produce Company	4	120
Dole Public Limited Company	2	26
Dollar General Corporation	9	796
Dollar Tree, Inc. (a)	7	542
e.l.f. Beauty, Inc. (a)	1	52
Edgewell Personal Care Colombia S A S	2	76
Energizer Holdings, Inc.	4	112
Estee Lauder Companies Inc., The - Class A	3	211
Farmer Bros. Co. (a)	2	3
Flowers Foods, Inc.	12	219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Freshpet, Inc. (a)	2	126
General Mills, Inc.	16	938
Grocery Outlet Holding Corp. (a)	4	58
Herbalife Nutrition Ltd. (a)	4	33
Hormel Foods Corporation	16	486
Ingles Markets, Incorporated - Class A	1	54
Ingredion Incorporated	4	529
Interparfums, Inc.	2	190
J&J Snack Foods Corp.	1	145
J. M. Smucker Company, The	4	485
John B. Sanfilippo & Son, Inc.	1	62
Kellanova	4	349
Kenvue Inc.	55	1,312
Keurig Dr Pepper Inc.	25	851
Kimberly-Clark Corporation	9	1,292
Kraft Heinz Company, The	23	703
Kroger Co., The	39	2,648
Lamb Weston Holdings, Inc.	5	291
Lancaster Colony Corporation	1	240
Limoneira Company	1	19
Maplebear Inc. (a)	4	177
McCormick & Company, Incorporated	8	626
McCormick & Company, Incorporated	1	50
Medifast, Inc. (a)	—	7
MGPI Processing, Inc.	1	24
Mission Produce, Inc. (a)	3	35
Molson Coors Beverage Company - Class B	8	476
Mondelez International, Inc. - Class A	21	1,424
Monster Beverage 1990 Corporation (a)	15	891
National Beverage Corp.	4	151
Natural Grocers By Vitamin Cottage, Inc.	2	85
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	9
Nu Skin Enterprises, Inc. - Class A	5	34
Oil-Dri Corporation of America	1	37
PepsiCo, Inc.	26	3,962
Performance Food Group Company (a)	8	625
Philip Morris International Inc.	26	4,183
Pilgrim's Pride Corporation (a)	7	356
Post Holdings, Inc. (a)	4	418
PriceSmart, Inc.	2	175
Primo Brands Corporation - Class A	11	395
Procter & Gamble Company, The	46	7,820
Reynolds Consumer Products Inc.	10	227
Seaboard Corporation	—	97
Seneca Foods Corporation - Class A (a)	1	61
Simply Good Foods Company, The (a)	5	186
Spartannash Company	2	36
Spectrum Brands Holdings, Inc.	2	148
Sprouts Farmers Market, Inc. (a)	5	728
Sysco Corporation	15	1,091
Target Corporation	14	1,436
The Chefs' Warehouse, Inc. (a)	3	138
The Clorox Company	3	481
The Hain Celestial Group, Inc. (a)	6	26
The Hershey Company	4	720
The Honest Company, Inc. (a)	5	23
Tootsie Roll Industries, Inc.	2	77
Treehouse Foods, Inc. (a)	3	68
Turning Point Brands, Inc.	2	113
Tyson Foods, Inc. - Class A	9	567
United Natural Foods, Inc. (a)	4	109
Universal Corporation	2	112
US Foods Holding Corp. (a)	13	872
USANA Health Sciences, Inc. (a)	1	35
UTZ Brands, Inc. - Class A	2	33
Village Super Market, Inc. - Class A	1	37
Vita Coco Company, Inc., The (a)	1	30
Vital Farms, Inc. (a)	3	77
Walgreens Boots Alliance, Inc.	25	283
Walmart Inc.	83	7,301
WD-40 Company	1	161
Weis Markets, Inc.	2	155
WK Kellogg Co (b)	4	79
		75,822
Energy 5.3%
Antero Midstream Corporation	26	463
Antero Resources Corporation (a)	15	608
Apa Corp.	16	342
Archrock, Inc.	9	234
Atlas Energy Solutions Inc.	1	15
Baker Hughes Company - Class A	29	1,270
Berry Corporation (Bry)	5	17
Bristow Holdings U.S. Inc. (a)	1	47
Cactus, Inc. - Class A	4	176
California Resources Corporation	5	202
Centrus Energy Corp. - Class A (a)	1	68
ChampionX Corporation	15	452
Cheniere Energy, Inc.	6	1,431
Chevron Corporation	39	6,597
Chord Energy Corporation	—	53
Clean Energy Fuels Corp. (a)	5	8
CNX Resources Corporation (a)	9	298
Comstock Resources, Inc. (a) (b)	17	344
ConocoPhillips	45	4,770
Core Laboratories LP	3	44
Core Natural Resources, Inc.	4	312
Coterra Energy Inc.	36	1,035
CVR Energy, Inc.	9	169
Delek US Holdings, Inc.	8	128
Devon Energy Corporation	42	1,562
DHT Holdings, Inc.	12	130
Diamondback Energy, Inc.	8	1,345
DMC Global Inc. (a)	2	19
Dorian LPG Ltd.	3	65
DT Midstream, Inc.	5	496
EOG Resources, Inc.	19	2,374
EQT Corporation	18	977
Evolution Petroleum Corporation	3	14
Expand Energy Corporation	18	1,974
Expro Group Holdings N.V. (a)	4	36
Exxon Mobil Corporation	108	12,831
Forum Energy Technologies, Inc. (a)	1	11
FutureFuel Corp.	4	14
Geospace Technologies Corporation (a)	1	5
Green Plains Inc. (a)	4	19
Gulf Island Fabrication, Inc. (a)	1	6
Gulfport Energy Operating Corporation (a)	1	166
Hallador Energy Company (a)	3	38
Halliburton Company	42	1,067
Helix Energy Solutions Group, Inc. (a)	9	78
Helmerich & Payne, Inc.	4	93
Hess Corporation	12	1,920
HF Sinclair Corporation	6	208
Innovex International, Inc. (a)	4	73
International Seaways, Inc.	3	105
Kinder Morgan, Inc.	37	1,055
Kinetik Holdings Inc. - Class A	2	97
Kosmos Energy Ltd. (a)	15	35
Liberty Energy Inc. - Class A	13	209
Magnolia Oil & Gas Corporation - Class A	15	390
Mammoth Energy Services, Inc. (a)	2	5
Marathon Petroleum Corporation	14	2,013
Matador Resources Company	10	495
Murphy Oil Corporation	6	162
Nabors Industries Ltd. (a)	—	19
NACCO Industries, Inc. - Class A	—	17
Natural Gas Services Group, Inc. (a)	2	37
New Fortress Energy Inc. - Class A (b)	7	59
Newpark Resources, Inc. (a)	10	60
Noble Corporation 2022 Limited	2	50
Nordic American Tankers Limited	13	31
Northern Oil and Gas Incorporated	3	92
NOV Inc.	17	252
Occidental Petroleum Corporation	27	1,336
Oceaneering International, Inc. (a)	8	165
Oil States International, Inc. (a)	6	30
ONEOK, Inc.	16	1,550
Ovintiv Canada ULC	20	846

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Par Pacific Holdings, Inc. (a)	5	69
PBF Energy Inc. - Class A	4	85
Peabody Energy Corporation	8	109
Permian Resources Corporation - Class A	28	389
Phillips 66	11	1,397
Phx Minerals Inc. - Class A	2	6
Propetro Holding Corp. (a)	6	44
Range Resources Corporation	12	490
REX American Resources Corporation (a)	1	19
RPC, Inc.	13	69
Schlumberger Limited	30	1,265
Scorpio Tankers Inc.	2	76
SEACOR Marine Holdings Inc. (a)	2	10
Seadrill Limited (a)	—	12
Select Water Solutions, Inc. - Class A	8	86
SFL Corporation Ltd.	13	104
SM Energy Company	10	287
Solaris Energy Infrastructure, Inc. - Class A	2	43
STR Sub Inc. - Class A	3	52
Talos Energy Inc. (a)	7	72
Targa Resources Corp.	7	1,337
TechnipFMC PLC	27	865
Teekay Corporation	7	48
Teekay Tankers Ltd. - Class A	1	40
TETRA Technologies, Inc. (a)	8	27
Texas Pacific Land Corporation	1	914
Tidewater Inc. (a)	3	126
Transocean Ltd. (a) (c)	35	112
Uranium Energy Corp. (a)	12	56
Valaris Limited (a)	2	70
Valero Energy Corporation	10	1,329
Vital Energy, Inc. (a)	1	28
Vitesse Energy, Inc.	2	52
W&T Offshore, Inc. (b)	16	24
Weatherford International Public Limited Company	4	190
Williams Companies, Inc., The	22	1,298
World Kinect Corporation	4	128
		65,042
Materials 3.3%
AdvanSix Inc.	2	50
Air Products and Chemicals, Inc.	4	1,168
Albemarle Corporation	4	269
Alcoa Corporation	13	386
Alpha Metallurgical Resources, Inc. (a)	1	108
Alto Ingredients, Inc. (a)	10	11
Amcor Pty Ltd	73	709
American Vanguard Corporation	4	16
Ampco-Pittsburgh Corporation (a)	1	2
AptarGroup, Inc.	4	529
Ardagh Metal Packaging S.A.	7	21
Ashland Inc.	2	128
Aspen Aerogels, Inc. (a)	2	13
ATI Inc. (a)	8	405
Avery Dennison Corporation	4	695
Avient Corporation	6	224
Axalta Coating Systems Ltd. (a)	16	545
Balchem Corporation	2	289
Ball Corporation	8	415
Berry Global Group, Inc.	8	536
Cabot Corporation	4	314
Carpenter Technology Corporation	4	637
Celanese Corporation - Class A	4	216
Century Aluminum Company (a)	6	114
CF Industries Holdings, Inc.	10	766
Chemours Company, The	3	45
Clearwater Paper Corporation (a)	—	4
Cleveland-Cliffs Inc. (a)	29	240
Coeur Mining, Inc. (a)	17	103
Commercial Metals Company	8	347
Compass Minerals International, Inc. (a)	3	31
Core Molding Technologies, Inc. (a)	1	12
Corteva, Inc.	17	1,064
CRH Public Limited Company	—	17
Crown Holdings, Inc.	9	762
Dow Inc.	20	708
DuPont de Nemours, Inc.	12	894
Eagle Materials Inc.	2	489
Eastman Chemical Company	7	582
Ecolab Inc.	4	1,004
Ecovyst Inc. (a)	4	25
Element Solutions Inc.	13	284
Ferroglobe PLC	13	49
FMC Corporation	4	166
Fortitude Gold Corporation	1	6
Freeport-McMoRan Inc.	39	1,470
Graphic Packaging Holding Company	22	566
Greif, Inc. - Class A	2	111
Greif, Inc. - Class B	1	62
H.B. Fuller Company	3	154
Hawkins, Inc.	2	160
Hecla Mining Company	43	240
Huntsman Corporation	8	124
Ingevity Corporation (a)	3	114
Innospec Inc.	2	164
International Flavors & Fragrances Inc.	8	608
International Paper Company	12	631
Intrepid Potash, Inc. (a)	2	61
Kaiser Aluminum Corporation	1	67
Knife River Corporation (a)	3	294
Koppers Holdings Inc.	2	46
Kronos Worldwide, Inc.	8	57
Linde Public Limited Company	10	4,499
Louisiana-Pacific Corporation (W VA)	5	440
LSB Industries, Inc. (a)	4	23
LyondellBasell Industries N.V. - Class A	9	657
Magnera Corporation (a)	3	54
Martin Marietta Materials, Inc.	2	770
Materion Corporation	1	78
MATIV Holdings, Inc.	5	31
Mercer International Inc.	8	50
Metallus Inc. (a)	3	42
Minerals Technologies Inc.	3	167
Mosaic Company, The	15	415
MP Materials Corp. - Class A (a) (b)	6	143
Myers Industries, Inc.	2	25
NewMarket Corporation	1	330
Newmont Corporation	22	1,047
Nucor Corporation	7	805
O-I Glass, Inc. (a)	7	82
Olin Corporation	8	184
Olympic Steel, Inc.	1	33
Orion Engineered Carbons Finance & Co. S.C.A.	4	58
Packaging Corporation of America	4	871
PPG Industries, Inc.	7	797
Quaker Chemical Corporation	1	93
Radius Recycling, Inc. - Class A	3	77
Ramaco Resources, Inc. - Class A	4	33
Ramaco Resources, Inc. - Class B	1	8
Ranpak Holdings Corp - Class A (a)	3	15
Rayonier Advanced Materials Inc. (a)	8	48
Reliance, Inc.	3	728
Reynolds Group Holdings Limited	2	44
Royal Gold, Inc.	2	393
RPM International Inc.	5	577
Ryerson Holding Corporation	2	35
Scotts Miracle-Gro Company, The	—	18
Sealed Air Corporation	7	206
Sensient Technologies Corporation	2	162
Sherwin-Williams Company, The	5	1,643
Silgan Holdings Inc.	4	218
Smurfit Westrock Public Limited Company	11	501
Sonoco Products Company	6	297
Southern Copper Corporation	2	156
Steel Dynamics, Inc.	5	596
Stepan Company	1	70
SunCoke Energy, Inc.	8	73
Sylvamo Corporation	3	176
Tredegar Corporation (a)	3	22
TriMas Corporation	3	78

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Tronox Holdings PLC	10	71
United States Lime & Minerals, Inc.	2	161
United States Steel Corporation	10	435
Vulcan Materials Company	4	882
Warrior Met Coal, Inc.	4	181
Westlake Corporation	2	247
Worthington Steel, Inc.	4	99
		40,271
Utilities 2.5%
ALLETE, Inc.	3	224
Alliant Energy Corporation	7	474
Ameren Corporation	6	583
American Electric Power Company, Inc.	9	1,035
American States Water Company	2	143
American Water Works Company, Inc.	3	494
Artesian Resources Corporation - Class A	1	30
Atmos Energy Corporation	4	551
Avista Corporation	3	137
Black Hills Corporation	3	203
Brookfield Infrastructure Corporation - Class A (b)	7	199
California Water Service Group	3	149
CenterPoint Energy, Inc.	14	505
Chesapeake Utilities Corporation	1	113
Clearway Energy, Inc. - Class A	2	57
Clearway Energy, Inc. - Class C	4	121
CMS Energy Corporation	6	474
Consolidated Edison, Inc.	8	849
Consolidated Water Co. Ltd.	2	45
Constellation Energy Group, Inc.	5	1,073
Dominion Energy, Inc.	15	845
DTE Energy Company	5	636
Duke Energy Corporation	13	1,603
Edison International	7	383
Entergy Corporation	10	840
Essential Utilities, Inc.	10	399
Evergy, Inc.	7	479
Eversource Energy	8	491
Exelon Corporation	20	920
FirstEnergy Corp.	13	519
Genie Energy Ltd. - Class B	2	30
Hawaiian Electric Industries, Inc. (a)	6	66
IDACORP, Inc.	2	284
MDU Resources Group, Inc.	14	241
MGE Energy, Inc.	2	169
Middlesex Water Company	1	46
National Fuel Gas Company	4	338
New Jersey Resources Corporation	7	345
NextEra Energy, Inc.	34	2,428
NiSource Inc.	13	531
Northwest Natural Holding Company	2	90
NorthWestern Corporation	3	163
NRG Energy, Inc.	7	680
OGE Energy Corp.	9	419
One Gas, Inc.	3	220
Ormat Technologies, Inc.	3	215
Otter Tail Corporation	2	130
PG&E Corporation	47	808
Pinnacle West Capital Corporation	5	501
Portland General Electric Company	5	208
PPL Corporation	16	561
Public Service Enterprise Group Incorporated	11	923
Sempra	12	872
SJW Group	1	48
Southwest Gas Holdings, Inc.	3	238
Spire Inc.	3	215
The AES Corporation	20	252
The Southern Company	18	1,682
The York Water Company	1	51
TXNM Energy, Inc.	4	231
UGI Corporation	9	310
Unitil Corporation	1	58
Vistra Corp.	10	1,223
WEC Energy Group Inc.	7	744
XCEL Energy Inc.	13	889
		30,783
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	9	1,123
CoStar Group, Inc. (a)	8	637
Cushman & Wakefield PLC (a)	17	171
Douglas Elliman Inc. (a)	6	10
Dwight A. Walker Real Estate, Inc. - Class A (a)	3	25
eXp World Holdings, Inc.	2	22
Florida Rock Properties, Inc. (a)	1	30
Forestar Group Inc. (a)	2	43
Howard Hughes Holdings Inc. (a)	3	238
Jones Lang LaSalle Incorporated (a)	2	568
Kennedy-Wilson Holdings, Inc.	11	97
Marcus & Millichap Company	2	83
Millrose Properties, Inc. - Class A	4	108
Newmark Group, Inc. - Class A	9	112
Rafael Holdings, Inc. - Class B (a) (b)	1	3
Realogy Holdings Corp. (a)	4	12
Seaport Entertainment Group Inc. (a)	1	17
St. Joe Company, The	2	89
Stratus Properties Inc. (a)	—	8
Tejon Ranch Co. (a)	3	49
The Rmr Group Inc. - Class A	2	32
Zillow Group, Inc. - Class A (a)	2	152
Zillow Group, Inc. - Class C (a)	7	461
		4,090
Total Common Stocks (cost $726,072)		1,220,482
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	1
Albireo Pharma, Inc. (a) (d)	2	13
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	1
Poseida Therapeutics, Inc. (a) (d)	5	2
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	—
Resolute Forest Products Inc. (a) (d)	8	2
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Total Rights (cost $0)		19
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	1,932	1,932
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (f) (g)	688	688
Total Short Term Investments (cost $2,620)		2,620
Total Investments 100.1% (cost $728,692)		1,223,121
Other Assets and Liabilities, Net (0.1)%		(726)
Total Net Assets 100.0%		1,222,395

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,670	32,316	33,054	26	—	—	1,932	0.2
JNL Government Money Market Fund, 4.30% - Class SL	577	4,531	4,420	8	—	—	688	—
	3,247	36,847	37,474	34	—	—	2,620	0.2

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	15	—
Transocean Ltd.	07/07/15	415	112	—
		434	127	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,220,479	—	3	1,220,482
Rights	—	—	19	19
Short Term Investments	2,620	—	—	2,620
	1,223,099	—	22	1,223,121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 100.0%
Financials 20.9%
1st Security Bank of Washington	2	83
1st Source Corporation	5	271
Acacia Research Corporation (a)	12	39
ACNB Corporation	2	78
Affiliated Managers Group, Inc.	6	1,060
Alerus Financial Corporation	5	94
Amalgamated Financial Corp.	7	202
Ambac Financial Group, Inc. (a)	10	91
Amerant Bancorp Inc. - Class A	8	158
American Coastal Insurance Corporation	4	41
Ameris Bancorp	13	752
Amerisafe, Inc.	4	224
Ames National Corporation	2	42
Arrow Financial Corporation	4	104
Artisan Partners Asset Management Inc. - Class A	12	466
Associated Banc-Corp	27	613
Associated Capital Group Inc. - Class A	1	23
Assurant, Inc.	—	100
Assured Guaranty Ltd.	11	938
Atlantic Union Bank	17	540
Atlanticus Holdings Corporation (a)	4	181
Avidxchange Holdings, Inc. (a)	33	277
AXIS Capital Holdings Limited	14	1,363
Axos Financial, Inc. (a)	11	708
B. Riley & Co., LLC (b)	4	16
Baldwin Insurance Group, Inc., The - Class A (a)	11	502
BancFirst Corporation	6	654
Bancorp, Inc., The (a)	10	527
Bank First Corporation	1	75
Bank of Hawaii Corporation	7	488
Bank of Marin Bancorp	3	75
Bank of N.T. Butterfield & Son Limited, The	8	316
Bank OZK	20	888
Bank7 Corp.	1	35
BankFinancial Corporation	3	33
BankUnited, Inc.	13	441
Bankwell Financial Group, Inc.	2	58
Banner Corporation	6	401
Bar Harbor Bankshares	3	101
Baycom Corp	3	77
BCB Bancorp, Inc.	5	49
Berkshire Hills Bancorp, Inc.	8	219
BGC Group, Inc. - Class A	66	604
Blue Foundry Bancorp (a)	6	56
Blue Ridge Bankshares, Inc. (a)	3	11
BOK Financial Corporation	10	1,060
Bread Financial Payments, Inc.	9	442
Bridge Investment Group Holdings Inc. - Class A	7	66
Bridgewater Bancshares, Inc. (a) (c)	7	96
Brighthouse Financial, Inc. (a)	12	680
Brightsphere Investment Group Inc.	9	229
Brookline Bancorp, Inc.	18	201
Burke & Herbert Financial Services Corp.	2	106
Business First Bancshares, Inc.	6	138
BV Financial, Inc. (a)	1	14
Byline Bancorp, Inc.	8	219
C&F Financial Corporation	1	48
Cadence Bank	32	963
Camden National Corporation	3	136
Cantaloupe, Inc. (a)	18	144
Capital Bancorp, Inc.	4	106
Capital City Bank Group, Inc.	4	145
Capitol Federal Financial	31	173
Carter Bankshares, Inc. (a)	5	86
Cass Information Systems, Inc.	3	140
Cathay General Bancorp	13	572
Central Pacific Financial Corp.	6	167
Chemung Financial Corporation	1	54
Citizens & Northern Corporation	4	78
City Holding Company	3	303
Civista Bancshares, Inc.	4	80
CNB Financial Corporation	5	107
CNO Financial Group, Inc.	16	656
Coastal Financial Corporation (a)	3	268
Cohen & Steers, Inc.	8	659
Colony Bankcorp, Inc.	4	63
Columbia Banking System, Inc.	18	443
Columbia Financial, Inc. (a)	16	242
Comerica Incorporated	17	986
Commerce Bancshares, Inc.	21	1,322
Community Financial System, Inc.	10	557
Community Trust Bancorp, Inc.	4	213
Community West Bancshares	4	72
ConnectOne Bancorp, Inc.	9	213
Consumer Portfolio Services, Inc. (a)	6	50
Crawford & Company - Class A	7	85
Crawford & Company - Class B	5	52
Credit Acceptance Corporation (a)	2	992
Cullen/Frost Bankers, Inc.	10	1,226
Customers Bancorp, Inc. (a)	7	352
CVB Financial Corp.	26	478
Dave Inc. - Class A (a)	2	168
Diamond Hill Investment Group, Inc. - Class A	1	93
DigitalBridge Group, Inc. - Class A	30	269
Dime Community Bancshares, Inc.	8	216
Donegal Group Inc. - Class A	7	136
Donnelley Financial Solutions, Inc. (a)	5	224
Eagle Bancorp Montana, Inc.	1	24
Eagle Bancorp, Inc.	7	140
Eastern Bankshares, Inc.	35	577
eHealth, Inc. (a)	7	44
Employers Holdings, Inc.	6	290
Enact Holdings, Inc.	8	282
Encore Capital Group, Inc. (a)	4	147
Enova International, Inc. (a)	6	604
Enstar Group Limited (a)	3	946
Enterprise Bancorp, Inc.	3	103
Enterprise Financial Services Corp.	7	371
Equity Bancshares, Inc. - Class A	3	138
Esquire Financial Holdings, Inc.	2	133
Essent Group Ltd.	19	1,079
Euronet Worldwide, Inc. (a)	7	789
Evans Bancorp, Inc.	1	56
Evercore Inc. - Class A	3	612
EVERTEC, Inc.	10	385
EZCORP, Inc. - Class A (a)	12	172
F&G Annuities & Life, Inc.	2	57
F.N.B. Corporation	61	825
Farmers & Merchants Bancorp, Inc.	2	50
Farmers National Banc Corp.	8	107
FB Financial Corporation	8	363
Federal Agricultural Mortgage Corporation - Class C	2	326
Federated Hermes, Inc. - Class B	16	644
Fidelis Insurance Holdings Limited	4	63
Fidelity D&D Bancorp, Inc.	—	9
Finance of America Companies Inc. - Class A (a) (b)	1	12
Financial Institutions, Inc.	4	96
First American Financial Corporation	16	1,037
First Bancorp	7	296
First Bancorp, Inc., The	3	66
First Bancorp.	33	630
First Bancshares Inc.	6	210
First Bank of New Jersey	4	53
First Busey Corporation	18	379
First Business Financial Services, Inc.	2	97
First Commonwealth Financial Corporation	19	292
First Community Bancshares, Inc.	4	163
First Community Corporation	1	24
First Financial Bancorp.	17	433
First Financial Bankshares, Inc.	23	838
First Financial Corporation	2	119
First Financial Northwest, Inc.	1	16
First Foundation Inc.	15	79
First Hawaiian, Inc.	21	520
First Horizon Corporation	31	607

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
First Internet Bancorp	2	60
First Interstate BancSystem, Inc. - Class A	18	511
First Merchants Corporation	11	437
First Mid Bancshares, Inc.	5	163
First of Long Island Corporation, The	5	60
First Savings Financial Group, Inc.	1	19
First United Corporation	—	15
First Western Financial, Inc. (a)	2	49
FirstCash, Inc.	8	943
Firstsun Capital Bancorp (a)	—	11
Five Star Bancorp	3	81
Flagstar Financial, Inc.	31	360
Flushing Financial Corporation	7	94
Flywire Corporation (a)	19	179
Fulton Financial Corporation	29	528
Fundamental Global Inc. (a)	—	2
FVCBankcorp, Inc. (a)	1	7
GCM Grosvenor Inc. - Class A (b)	5	63
Genworth Financial, Inc. - Class A (a)	82	581
German American Bancorp, Inc.	7	248
Glacier Bancorp, Inc.	20	872
Globe Life Inc.	8	1,032
GoHealth, Inc. - Class A (a)	1	13
Goosehead Insurance, Inc. - Class A	4	468
Great Southern Bancorp, Inc.	3	149
Green Dot Corporation - Class A (a)	11	94
Greene County Bancorp, MHC	2	58
Greenlight Capital Re, Ltd. - Class A (a)	9	116
Guaranty Bancshares, Inc.	3	118
Hagerty, Inc. - Class A (a)	7	60
Hamilton Lane Incorporated - Class A	6	883
Hancock Whitney Corporation	15	804
Hanmi Financial Corporation	7	158
Hanover Insurance Group Inc, The	6	1,027
HarborOne Bancorp, Inc.	9	98
HBT Financial, Inc.	6	127
HCI Group, Inc.	2	345
Hennessy Advisors, Inc. (b)	1	7
Heritage Commerce Corp	15	141
Heritage Financial Corporation	8	183
Heritage Global Solutions, Inc. (a)	6	12
Heritage Insurance Holdings, Inc. (a)	6	94
Hingham Institution For Savings, The	1	127
Hippo Holdings Inc. (a)	2	40
Home Bancorp, Inc.	2	94
Home BancShares, Inc.	35	992
HomeStreet, Inc. (a)	4	51
Hometrust Bancshares, Inc.	2	76
Hope Bancorp, Inc.	22	233
Horace Mann Educators Corporation	7	307
Horizon Bancorp, Inc.	10	153
Houlihan Lokey, Inc. - Class A	2	259
Independence Holdings, LLC	19	948
Independent Bank Corp.	8	487
Independent Bank Corporation	5	149
International Bancshares Corporation	11	704
International Money Express Inc. (a)	8	95
Invesco Ltd.	53	807
Investar Holding Corporation	2	39
Investors Title Company	—	117
James River Group, Inc.	9	36
Janus Henderson Group PLC	25	916
Kearny Financial Corp	14	87
Kingstone Companies, Inc. (a)	1	23
Kinsale Capital Group, Inc.	1	681
Lakeland Financial Corporation	5	277
Lazard, Inc.	14	620
LCNB Corp.	3	40
LendingClub Corporation (a)	18	184
LendingTree, Inc. (a)	3	147
Lincoln National Corporation	22	796
Live Oak Bancshares, Inc.	8	204
Loandepot, Inc. - Class A (a)	15	17
Maiden Holdings, Ltd. (a)	22	12
Mainstreet Bancshares, Inc.	1	24
MarketAxess Holdings Inc.	5	1,031
Marqeta, Inc. - Class A (a)	78	323
Mercantile Bank Corporation	4	167
Merchants Bancorp, Inc.	7	277
Mercury General Corporation	10	565
Meridian Bank	3	40
Metrocity Bankshares, Inc.	5	141
Metropolitan Bank Holding Corp. (a)	2	131
MGIC Investment Corporation	42	1,037
Mid Penn Bancorp, Inc.	3	83
Middlefield Banc Corp.	—	14
Midland States Bancorp, Inc.	5	82
MidWestOne Financial Group, Inc.	4	126
Moelis & Company - Class A	9	518
Mr. Cooper Group Inc. (a)	10	1,235
MVB Financial Corp.	3	51
National Bank Holdings Corporation - Class A	7	264
National Bankshares, Inc.	1	26
Navient Corporation	22	277
NBT Bancorp Inc.	8	351
NCR Atleos Corporation (a)	12	306
Nelnet, Inc. - Class A	5	539
Nerdwallet, Inc. - Class A (a)	7	65
NI Holdings Inc. (a)	3	46
Nicholas Financial, Inc. (a)	2	11
Nicolet Bankshares, Inc.	3	298
NMI Holdings, Inc. - Class A (a)	15	539
Northeast Bank	2	183
Northeast Community Bancorp, Inc.	3	61
Northfield Bancorp Inc.	9	102
Northrim Bancorp, Inc.	1	99
Northwest Bancshares, Inc.	24	292
Norwood Financial Corp.	2	39
Oak Valley Bancorp.	1	14
OceanFirst Financial Corp.	12	208
OFG Bancorp	9	347
Old National Bancorp	51	1,080
Old Republic International Corporation	31	1,217
Old Second Bancorp, Inc.	9	158
Onity Group Inc. (a)	2	57
OP Bancorp	2	30
Open Lending Corporation - Class A (a)	19	52
Oportun Financial Corporation (a)	8	46
Oppenheimer Holdings Inc. - Class A	2	146
OppFi Inc. - Class A (a) (b)	3	26
Orange County Bancorp, Inc.	1	19
Origin Bancorp, Inc.	5	168
Orrstown Financial Services, Inc.	4	123
P.C.B. Bancorp, Inc.	3	65
Pacific Premier Bancorp, Inc.	17	370
Palomar Holdings, Inc. (a)	4	603
Park National Corporation	3	463
Parke Bancorp, Inc.	3	55
Pathward Financial, Inc.	5	331
Paymentus Holdings, Inc. - Class A (a)	4	108
Payoneer Global Inc. (a)	59	429
Paysafe Limited (a)	10	164
Paysign, Inc. (a)	8	17
Peapack-Gladstone Financial Corporation	4	114
Penns Woods Bancorp, Inc.	2	47
PennyMac Financial Services, Inc.	9	898
Peoples Bancorp Inc.	7	212
Peoples Bancorp of North Carolina, Inc.	—	12
Peoples Financial Services Corp.	2	69
Pinnacle Financial Partners, Inc.	12	1,316
Piper Sandler Companies	3	808
PJT Partners Inc. - Class A	4	523
Plumas Bancorp	1	23
Ponce Financial Group, Inc. (a)	5	65
Popular, Inc.	11	1,062
PRA Group, Inc. (a)	7	145
Preferred Bank	3	249
Primerica, Inc.	4	1,196
Primis Financial Corp.	6	54
Princeton Bancorp, Inc.	1	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
ProAssurance Corporation (a)	12	273
PROG Holdings, Inc.	10	255
Prosperity Bancshares, Inc.	13	955
Provident Bancorp Inc. (a)	2	27
Provident Financial Services, Inc.	25	422
QCR Holdings, Inc.	4	272
Radian Group Inc.	24	803
RBB Bancorp	5	74
Red River Bancshares, Inc.	1	77
Regional Management Corp.	2	66
Remitly Global, Inc. (a)	31	638
Renasant Corporation	11	369
Repay Holdings Corporation - Class A (a)	17	97
Republic Bancorp, Inc. - Class A	4	245
Richmond Mutual Bancorporation, Inc.	3	37
Riverview Bancorp, Inc.	3	15
RLI Corp.	15	1,205
Root LLC - Class A (a)	1	129
S & T Bancorp, Inc.	7	262
Safety Insurance Group, Inc.	3	198
Sandy Spring Bancorp, Inc.	8	224
Seacoast Banking Corporation of Florida	14	357
Security National Financial Corporation - Class A (a)	4	43
SEI Investments Company	10	806
Selective Insurance Group, Inc.	10	931
SelectQuote, Inc. (a)	19	63
ServisFirst Bancshares, Inc.	10	825
Shift4 Payments, LLC - Class A (a) (b)	9	755
Shore Bancshares, Inc.	7	88
Sierra BanCorp	3	95
Silvercrest Asset Management Group Inc. - Class A	2	38
Simmons First National Corporation - Class A	23	476
SiriusPoint Ltd. (a)	31	538
Skyward Specialty Insurance Group, Inc. (a)	6	312
SLM Corporation	39	1,134
Smartfinancial, Inc.	4	130
South Plains Financial, Inc.	3	116
Southern First Bancshares, Inc. (a)	2	71
Southern Missouri Bancorp, Inc.	3	139
Southern States Bancshares, Inc.	2	59
Southside Bancshares, Inc.	6	165
Southstate Corporation	17	1,538
Stellar Bancorp, Inc.	8	233
StepStone Group Inc. - Class A	6	290
Sterling Bancorp, Inc. (a)	5	22
Stewart Information Services Corporation	5	362
Stifel Financial Corp.	7	701
Stock Yards Bancorp, Inc.	5	357
StoneX Group Inc. (a)	8	619
Synovus Financial Corp.	23	1,090
Territorial Bancorp Inc.	2	16
Texas Capital Bancshares, Inc. (a)	8	621
TFS Financial Corporation	28	346
The Western Union Company	55	584
Third Coast Bancshares, Inc. (a)	2	58
Timberland Bancorp, Inc.	2	68
Tiptree Inc.	9	214
Tompkins Financial Corporation	3	200
TowneBank	13	454
TriCo Bancshares	6	243
Triumph Financial, Inc. (a)	4	243
Trupanion, Inc. (a)	7	275
Trustco Bank Corp N Y	4	131
Trustmark Corporation	11	384
UMB Financial Corporation	13	1,327
United Bankshares, Inc.	25	853
United Community Banks, Inc.	20	557
United Fire Group, Inc.	6	170
Unity Bancorp, Inc.	2	93
Universal Insurance Holdings, Inc.	7	163
Univest Financial Corporation	7	194
USCB Financial Holdings, Inc. - Class A	1	10
Usio, Inc. (a)	5	7
Valley National Bancorp	92	815
Value Line, Inc. (b)	—	19
Velocity Financial Inc. (a)	1	19
Veritex Holdings, Inc.	8	211
Victory Capital Holdings, Inc. - Class A	9	543
Virginia National Bankshares Corporation	—	12
Virtu Financial, Inc. - Class A	16	610
Virtus Investment Partners, Inc.	1	220
Voya Financial, Inc.	12	794
WAFD, Inc.	15	422
Walker & Dunlop, Inc.	6	523
Washington Trust Bancorp, Inc.	4	132
Waterstone Financial, Inc.	5	72
Webster Financial Corporation	17	862
WesBanco, Inc.	17	539
West Bancorporation, Inc.	5	98
Westamerica Bancorporation	5	229
Western Alliance Bancorporation	13	1,035
Western New England Bancorp, Inc.	6	56
Westwood Holdings Group, Inc.	2	33
Wex, Inc. (a)	5	723
White Mountains Insurance Group Ltd	—	959
Wintrust Financial Corporation	11	1,225
WisdomTree, Inc.	31	280
World Acceptance Corporation (a)	1	179
WSFS Financial Corporation	11	579
Zions Bancorporation, National Association	23	1,165
Zurich American Corporation	11	717
		128,707
Industrials 20.2%
3D Systems Corporation (a)	16	35
A. O. Smith Corporation	13	871
AAON, Inc.	11	890
AAR Corp. (a)	7	380
ABM Industries Incorporated	13	625
ACCO Brands Corporation	22	92
Acme United Corporation	1	28
Acuity Brands, Inc.	5	1,244
ACV Auctions Inc. - Class A (a)	25	346
Advanced Drainage Systems, Inc.	9	943
AeroVironment, Inc. (a)	5	579
AGCO Corporation	9	852
Air Lease Corporation - Class A	20	951
Air Transport Services Group, Inc. (a)	10	217
Alamo Group Inc.	3	468
Alaska Air Group, Inc. (a)	20	1,002
Albany International Corp. - Class A	6	397
Alight, Inc. - Class A	79	470
Allegiant Travel Company	3	173
Allient Inc.	4	80
Allison Systems, Inc.	13	1,262
Alta Equipment Group Inc. - Class A (b)	8	36
Ameresco, Inc. - Class A (a)	6	67
American Airlines Group Inc. (a)	68	719
American Superconductor Corporation (a)	8	152
American Woodmark Corporation (a)	3	206
API Group Corporation (a)	22	801
Apogee Enterprises, Inc.	5	212
Applied Industrial Technologies, Inc.	6	1,423
Arcbest Corporation	4	308
Archer Aviation Inc. - Class A (a)	—	3
Arcosa, Inc.	9	667
Argan, Inc.	3	422
Armstrong World Industries, Inc.	7	1,044
Astec Industries, Inc.	5	168
Astronics Corporation (a)	7	177
Astronics Corporation - Class B (a)	—	3
Asure Software, Inc. (a)	6	60
Atkore Inc.	6	375
ATMUS Filtration Technologies Inc.	10	382
Avis Budget Group, Inc. (a) (b)	5	354
AZZ Inc.	5	420
Babcock & Wilcox Enterprises, Inc. (a)	11	8
Barrett Business Services, Inc.	6	252
Beacon Roofing Supply, Inc. (a)	12	1,469

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
BGSF, Inc. (a)	2	6
Blade Urban Air Mobility, Inc. - Class A (a)	17	48
Bloom Energy Corporation - Class A (a) (b)	10	202
Blue Bird Global Corporation (a)	5	171
BlueLinx Holdings Inc. (a)	2	148
Boise Cascade Company	7	693
Bowman Consulting Group Ltd. (a)	3	61
Brady Corporation - Class A	8	544
BrightView Holdings, Inc. (a)	16	211
Brink's Company, The	7	614
Broadwind Inc. (a)	2	3
BWXT Government Group, Inc.	8	766
Byrna Technologies Inc. (a)	4	62
Caci International Inc. - Class A (a)	3	1,000
Cadeler A/S - ADR (a)	3	57
Cadre Holdings, Inc.	7	213
Casella Waste Systems, Inc. - Class A (a)	10	1,137
CBIZ, Inc. (a)	9	653
CECO Environmental Corp. (a)	8	184
Chart Industries, Inc. (a)	6	850
Cimpress Public Limited Company (a)	6	250
Civeo Corporation	3	65
Clarivate PLC (a)	96	376
Columbus McKinnon Corporation	5	92
Commercial Vehicle Group, Inc. (a)	9	11
Concentrix Corporation	1	77
Concrete Pumping Holdings, Inc.	9	48
Conduent Incorporated (a)	35	95
Construction Partners, Inc. - Class A (a)	7	476
Copa Holdings, S.A. - Class A	5	465
Core & Main, Inc. - Class A (a)	13	607
Costamare Inc.	20	195
Covenant Logistics Group, Inc. - Class A	5	120
CRA International, Inc.	2	269
Crane Company	7	1,088
CSG Systems International, Inc.	5	313
CSW Industrials, Inc.	3	800
Custom Truck One Source, Inc. (a) (b)	19	80
Dayforce, Inc. (a)	12	709
Deluxe Corporation	10	154
Distribution Solutions Group, Inc. (a)	6	173
DLH Holdings Corp. (a)	1	3
DNOW Inc. (a)	20	333
Donaldson Company, Inc.	13	896
Douglas Dynamics, Inc.	6	130
Driven Brands Holdings Inc. (a)	27	459
Ducommun Incorporated (a)	3	198
Dun & Bradstreet Holdings, Inc.	65	583
DXP Enterprises, Inc. (a)	4	326
Dycom Industries, Inc. (a)	5	736
Eastern Company The	1	31
Elance, Inc. (a)	23	294
Energy Recovery, Inc. (a)	9	151
Enerpac Tool Group Corp. - Class A	10	439
EnerSys	7	646
Ennis, Inc.	5	109
Enpro Inc.	4	616
Enviri Corporation (a)	18	117
ESAB Corporation	9	1,061
ESCO Technologies Inc.	4	669
Everus Construction Group, Inc. (a)	8	299
EVI Industries, Inc.	3	50
ExlService Holdings, Inc. (a)	27	1,282
Exponent, Inc.	8	679
Federal Signal Corporation	10	726
First Advantage Corporation (a)	28	400
Flowserve Corporation	21	1,020
Fluence Energy, Inc. - Class A (a) (b)	18	87
Fluor Corporation (a)	26	930
Forrester Research, Inc. (a)	5	45
Fortune Brands Innovations, Inc.	15	932
Franklin Covey Co. (a)	3	93
Franklin Electric Co., Inc.	8	771
FreightCar America, Inc. (a)	2	14
Frontier Group Holdings, Inc. (a) (b)	30	131
FTAI Aviation Ltd.	1	78
FTAI Infrastructure Inc.	19	86
FTI Consulting, Inc. (a)	6	964
FuelCell Energy, Inc. (a) (b)	2	10
Gates Industrial Corporation PLC (a)	43	783
GATX Corporation	6	951
Genco Shipping & Trading Limited	10	134
Gencor Industries, Inc. (a)	2	24
Generac Holdings Inc. (a)	8	956
Genpact Limited	21	1,074
Gibraltar Industries, Inc. (a)	5	321
Global Industrial Company	6	136
GMS Inc. (a)	7	477
Gorman- Rupp Company, The	6	212
Graham Corporation (a)	2	66
Granite Construction Incorporated	8	588
Great Lakes Dredge & Dock Corporation (a)	16	139
Griffon Corporation	9	648
GXO Logistics Inc. (a)	18	706
H&E Equipment Services, Inc.	6	568
Hayward Holdings, Inc. (a)	34	471
Healthcare Services Group, Inc. (a)	14	142
Heartland Express, Inc.	12	113
Heidrick & Struggles International, Inc.	5	205
Helios Technologies, Inc.	5	174
Herc Holdings Inc.	5	643
Hertz Global Holdings, Inc. (a) (b)	52	205
Hexcel Corporation	12	637
Hillenbrand, Inc.	12	279
Hillman Solutions Corp. - Class A (a)	32	285
HireQuest, Inc. (b)	1	7
HNI Corporation	8	363
Hub Group, Inc. - Class A	11	417
Hudson Global, Inc. (a)	—	5
Hudson Technologies, Inc. (a)	10	63
Huntington Ingalls Industries, Inc.	4	909
Hurco Companies, Inc.	2	24
Huron Consulting Group Inc. (a)	3	453
Hyliion Holdings Corp. - Class A (a)	12	17
Hyster-Yale, Inc. - Class A	3	122
IBEX Limited (a)	3	85
ICF International, Inc.	3	266
IES Holdings, Inc. (a)	5	818
Innodata Inc. (a)	6	208
Innovative Solutions and Support, Inc. (a)	4	25
Insperity, Inc.	6	547
Insteel Industries, Inc.	5	121
Interface, Inc. - Class A	13	264
ITT Inc.	—	59
Janus International Group, Inc. (a)	24	172
JBT Marel Corporation	3	355
JELD-WEN Holding, Inc. (a)	15	90
JetBlue Airways Corporation (a)	65	315
Kadant Inc.	2	652
Karat Packaging Inc.	4	99
KBR, Inc.	15	737
Kelly Services, Inc. - Class A	7	90
Kennametal Inc.	14	296
Kforce Inc.	3	162
Kirby Corporation (a)	9	938
Knight-Swift Transportation Holdings Inc. - Class A	22	958
Korn Ferry	9	613
Kratos Defense & Security Solutions, Inc. (a)	22	660
L. B. Foster Company (a)	2	46
Landstar System, Inc.	4	664
LegalZoom.com, Inc. (a)	29	253
Leonardo DRS, Inc.	20	657
Limbach Holdings, Inc. (a)	3	203
Lindsay Corporation	2	236
Liquidity Services, Inc. (a)	7	209
LSI Industries Inc.	7	115
Luxfer Holdings PLC	5	56
Lyft, Inc. - Class A (a)	47	563
Manitowoc Company, Inc., The (a)	8	68
ManpowerGroup Inc.	8	442

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Marten Transport, Ltd.	15	199
MasTec, Inc. (a)	6	731
Mastech Digital, Inc. (a)	3	27
Masterbrand, Inc. (a)	21	273
Matrix Service Company (a)	6	78
Matson Intermodal - Paragon, Inc.	7	856
Matthews International Corporation - Class A	7	146
Maximus, Inc.	10	665
Mayville Engineering Company, Inc. (a)	4	52
McGrath RentCorp	4	461
Mercury Systems, Inc. (a)	10	435
Middleby Corporation, The (a)	7	1,111
Miller Industries, Inc.	3	115
Millerknoll, Inc.	12	224
Mine Safety Appliances Company, LLC	6	936
Mistras Group, Inc. (a)	7	77
Monocle Acquisition Corporation (a)	11	81
Montrose Environmental Group, Inc. (a)	6	85
MOOG Inc. - Class A	5	842
MRC Global Inc. (a)	19	217
MSC Industrial Direct Co., Inc. - Class A	8	598
Mueller Industries, Inc.	19	1,423
Mueller Water Products, Inc. - Class A	25	647
MYR Group Inc. (a)	3	315
National Presto Industries, Inc.	2	138
NET Power Inc. - Class A (a) (b)	6	17
Nextracker LLC - Class A (a)	17	723
NN, Inc. (a)	11	25
Northwest Pipe Company (a)	3	111
NV5 Global, Inc. (a)	11	217
Nvent Electric Public Limited Company	7	382
Omega Flex, Inc.	2	65
Openlane, Inc. (a)	18	355
Orion Group Holdings, Inc. (a)	8	41
Oshkosh Corporation	11	990
P.A.M. Transportation Services, Inc. (a)	4	53
Pangaea Logistics Solutions Ltd.	8	38
Park Aerospace Technologies Corp.	6	76
Park-Ohio Holdings Corp.	3	69
Parsons Corporation (a)	13	760
Paycor HCM, Inc. (a)	21	466
Paylocity Holding Corporation (a)	4	787
Perma-Fix Environmental Services, Inc. (a) (b)	3	24
Perma-Pipe International Holdings, Inc. (a)	1	10
Planet Labs Inc. - Class A (a)	24	82
Plug Power Inc. (a) (b)	3	4
Powell Industries, Inc.	3	490
Preformed Line Products Company	1	168
Primoris Services Corporation	11	622
Proto Labs, Inc. (a)	6	205
Pursuit Attractions And Hospitality, Inc. (a)	4	157
Quad/Graphics, Inc. - Class A	8	46
Quanex Building Products Corporation	8	153
Quest Resource Holding Corporation (a)	1	4
Radiant Logistics, Inc. (a)	12	73
RBC Bearings Incorporated (a)	3	875
RCM Technologies, Inc. (a)	2	34
Regal Rexnord Corporation	1	118
Resideo Technologies, Inc. (a)	25	437
Resources Connection, Inc.	7	43
REV Group, Inc.	12	378
Robert Half Inc.	12	661
Rush Enterprises, Inc. - Class A	11	592
Rush Enterprises, Inc. - Class B	3	192
RXO Inc (a)	19	354
Ryder System, Inc.	7	1,006
Saia, Inc. (a)	—	172
Schneider National, Inc. - Class B	15	341
Science Applications International Corporation	8	912
Sensata Technologies Holding PLC	19	452
Shoals Technologies Group, Inc. - Class A (a)	20	66
Shyft Group, Inc.	8	62
Simpson Manufacturing Co., Inc.	7	1,078
SiteOne Landscape Supply, Inc. (a)	5	657
Skillsoft (US) LLC - Class A (a)	1	14
SkyWest, Inc. (a)	9	754
SPX Technologies, Inc. (a)	8	982
Standex International Corporation	2	314
Steelcase Inc. - Class A	19	207
Sterling Infrastructure, Inc. (a)	7	791
Stratasys, Inc. (a)	1	11
Sun Country Airlines Holdings, Inc. (a)	10	118
Sunrun Inc. (a)	36	209
Taskus, Inc. - Class A (a)	3	45
Taylor Devices, Inc. (a)	—	8
Tecnoglass Inc.	8	555
Tennant Company	3	261
Terex Corporation	11	405
Tetra Tech, Inc.	13	395
The AZEK Company Inc. - Class A (a)	24	1,154
The Greenbrier Companies, Inc.	7	357
The Timken Company	12	851
Thermon Group Holdings, Inc. (a)	8	218
Titan International, Inc. (a)	12	100
Titan Machinery Inc. (a)	6	98
Toro Company, The	11	813
Transcat, Inc. (a)	2	139
Trex Company, Inc. (a)	12	715
Trinet Group, Inc.	8	635
Trinity Industries, Inc.	14	396
Triumph Group, Inc. (a)	13	340
TrueBlue, Inc. (a)	6	34
TTEC Holdings, Inc.	8	27
Tutor Perini Corporation (a)	14	326
Twin Disc, Incorporated	3	22
UFP Industries, Inc.	11	1,182
Ultralife Corporation (a)	3	14
Unifirst Corporation	3	452
Universal Logistics Holdings, Inc.	6	147
V2X, Inc. (a)	5	258
Valmont Industries, Inc.	3	945
Verra Mobility Corporation - Class A (a)	23	517
Vestis Corporation	22	213
Vicor Corporation (a)	5	254
Virco Mfg. Corporation	4	36
VirTra, Inc. (a) (b)	1	6
VSE Corporation	3	416
Wabash National Corporation	9	96
Watts Water Technologies, Inc. - Class A	5	947
Werner Enterprises, Inc.	11	335
WESCO International, Inc.	6	981
Willdan Group, Inc. (a)	3	118
Willis Lease Finance Corporation	1	161
Willscot Holdings Corporation - Class A	21	585
Woodward, Inc.	2	304
Worthington Industries, Inc.	9	452
Xometry, Inc. - Class A (a)	8	198
Zurn Elkay Water Solutions Corporation	19	626
		124,384
Consumer Discretionary 14.5%
1-800-Flowers.com, Inc. - Class A (a) (b)	10	58
1stdibs.com, Inc. (a)	7	20
Abercrombie & Fitch Co. - Class A (a)	11	805
Academy Sports & Outdoors, Inc.	13	613
Accel Entertainment, Inc. (a)	14	141
Acushnet Holdings Corp.	12	817
Adient Public Limited Company (a)	16	201
ADT, Inc.	104	847
Adtalem Global Education Inc. (a)	8	784
Advance Auto Parts, Inc.	7	279
Allbirds, Inc. - Class A (a) (b)	—	2
A-Mark Precious Metals, Inc.	5	133
American Axle & Manufacturing Holdings, Inc. (a)	26	104
American Eagle Outfitters, Inc.	35	408
American Outdoor Brands, Inc. (a)	3	41
American Public Education, Inc. (a)	5	101
America's Car Mart, Inc. (a)	2	77
Ammo, Inc. (a) (b)	16	22
Aramark	27	938

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Arhaus, Inc. - Class A	9	77
Ark Restaurants Corp.	1	6
ARKO Corp. - Class A	23	91
Asbury Automotive Group, Inc. (a)	4	797
Autoliv, Inc.	9	829
AutoNation, Inc. (a)	7	1,063
Bassett Furniture Industries, Incorporated	2	35
Bath & Body Works, Inc.	26	789
Beazer Homes USA, Inc. (a)	5	108
Beyond, Inc. (a)	5	32
Big 5 Sporting Goods Corporation	3	3
Biglari Holdings Inc. - Class A (a)	—	10
Biglari Holdings Inc. - Class B (a)	1	114
Birkenstock Holding PLC (a)	1	48
BJ's Restaurants, Inc. (a)	5	181
Bloomin' Brands, Inc.	15	106
Boot Barn Holdings, Inc. (a)	5	557
BorgWarner Inc.	31	892
Bowlero Corp. - Class A (b)	5	51
Boyd Gaming Corporation	1	87
Bright Horizons Family Solutions, Inc. (a)	9	1,188
Brinker International, Inc. (a)	9	1,286
Brunswick Corporation	11	586
Build-A-Bear Workshop, Inc.	3	114
Caesars Entertainment, Inc. (a)	25	628
Caleres, Inc.	8	135
Camping World Holdings, Inc. - Class A	10	169
Capri Holdings Limited (a)	15	305
Carriage Services, Inc.	4	137
Carter's, Inc.	6	264
Cavco Industries, Inc. (a)	2	798
Century Casinos, Inc. (a)	7	12
Century Communities, Inc.	6	380
Cheesecake Factory Incorporated, The (b)	9	426
Chegg, Inc. (a)	22	14
Choice Hotels International, Inc.	7	893
Churchill Downs Incorporated	8	894
Citi Trends, Inc. (a)	2	43
CLARUS Corporation	9	35
Columbia Sportswear Company	10	722
Contextlogic Inc. - Class A (a)	4	25
Cooper-Standard Holdings Inc. (a)	5	73
Coursera, Inc. (a)	27	179
Cracker Barrel Old Country Store, Inc.	4	142
Cricut, Inc. - Class A	2	11
Crocs, Inc. (a)	8	902
Culp, Inc. (a)	2	10
Dana Incorporated	26	349
Dave & Buster's Entertainment, Inc. (a) (b)	8	137
Denny's Corporation (a)	12	46
Designer Brands Inc. - Class A (b)	10	36
Destination XL Group, Inc. (a)	16	23
Dillard's, Inc. - Class A (b)	2	646
Dine Brands Global, Inc.	3	70
Dorman Products, Inc. (a)	6	669
Dream Finders Homes, Inc. - Class A (a) (b)	4	102
Duluth Holdings Inc. - Class B (a)	6	11
Dutch Bros Inc. - Class A (a)	14	879
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	7	71
Escalade, Incorporated	3	47
Ethan Allen Interiors Inc.	6	156
ETSY, Inc. (a)	13	594
European Wax Center, Inc. - Class A (a)	8	32
Everi Holdings Inc. (a)	12	163
FIGS, Inc. - Class A (a)	29	133
First Watch Restaurant Group, Inc. (a)	10	163
Five Below, Inc. (a)	7	489
Flexsteel Industries, Inc.	1	42
Floor & Decor Holdings, Inc. - Class A (a)	8	625
Foot Locker, Inc. (a)	16	220
Fossil Group, Inc. (a)	1	1
Fox Factory Holding Corp. (a)	7	169
Frontdoor, Inc. (a)	13	507
Full House Resorts, Inc. (a)	8	34
Gap, Inc., The	62	1,272
Garrett Motion Inc.	36	298
Genesco Inc. (a)	3	54
Gentex Corporation	29	672
Gentherm Incorporated (a)	6	160
G-III Apparel Group, Ltd. (a)	10	282
Global Business Travel Group, Inc. - Class A (a)	5	36
Golden Entertainment, Inc.	4	93
Gopro Inc. - Class A (a)	13	9
Graham Holdings Co., Ltd. - Class B	1	634
Grand Canyon Education, Inc. (a)	5	896
Green Brick Partners, Inc. (a)	7	431
Group 1 Automotive, Inc.	3	1,024
Groupon, Inc. (a) (b)	2	40
GrowGeneration Corp. (a)	4	4
Guess ?, Inc. (b)	10	109
H & R Block, Inc.	22	1,202
Hamilton Beach Brands Holding Company - Class A	1	16
Hanesbrands Inc. (a)	60	346
Harley-Davidson, Inc.	20	497
Hasbro, Inc.	21	1,275
Haverty Furniture Companies, Inc.	3	69
Helen of Troy Limited (a)	4	222
Hilton Grand Vacations Inc. (a)	17	627
Holley Inc. (a)	17	44
Hooker Furnishings Corporation	3	30
Hovnanian Enterprises, Inc. - Class A (a)	1	125
Inspired Entertainment, Inc. (a)	6	52
Installed Building Products, Inc.	5	826
International Game Technology PLC	28	451
iRobot Corporation (a)	5	12
J.jill, Inc. (b)	2	47
Jack in the Box Inc.	3	88
JAKKS Pacific, Inc.	2	55
Johnson Outdoors Inc. - Class A	2	54
KB Home	12	700
Kohl's Corporation	18	149
Kontoor Brands, Inc.	10	634
Krispy Kreme, Inc.	29	143
Kura Sushi USA, Inc. - Class A (a)	2	108
Lakeland Industries, Inc.	2	32
Lands' End, Inc. (a)	7	67
Landsea Homes Corporation (a)	7	43
Latham Group, Inc. (a)	19	125
Laureate Education, Inc. - Class A (a)	28	569
La-Z-Boy Incorporated	8	311
Lazydays Holdings, Inc. (a)	3	1
LCI Industries	5	409
Lear Corporation	7	623
Legacy Housing Corporation (a)	4	112
Leggett & Platt, Incorporated	22	174
Leslie's, Inc. (a)	28	20
Levi Strauss & Co. - Class A	15	234
LGI Homes, Inc. (a)	4	271
Life Time Group Holdings, Inc. (a)	22	660
Lifetime Brands, Inc.	5	26
Light & Wonder, Inc. (a)	10	823
Lincoln Educational Services Corporation (a)	7	118
Lindblad Expeditions, LLC (a)	11	98
Lithia Motors, Inc. - Class A	3	988
LKQ Corporation	29	1,250
Lovesac Company, The (a) (b)	4	67
M/I Homes, Inc. (a)	2	237
Macy's, Inc.	45	562
Malibu Boats, Inc. - Class A (a)	3	108
Marine Products Corporation	6	47
MarineMax, Inc. (a)	5	103
Marriott Vacations Worldwide Corporation	6	417
MasterCraft Boat Holdings, Inc. (a)	4	63
Mattel, Inc. (a)	46	898
Meritage Homes Corporation	5	332
MGM Resorts International (a)	3	78
Mister Car Wash, Inc. (a)	46	363
Modine Manufacturing Company (a)	12	887

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Mohawk Industries, Inc. (a)	8	926
Monarch Casino & Resort, Inc.	2	161
Monro, Inc.	6	93
Motorcar Parts of America, Inc. (a)	6	58
Movado Group, Inc.	4	64
Murphy USA Inc.	2	1,047
Nathan's Famous, Inc.	1	84
National Vision Holdings, Inc. (a)	14	179
Newell Brands Inc.	57	354
Nishka, Inc. - Class A (a)	8	52
Norwegian Cruise Line Holdings Ltd. (a)	45	849
ODP Corporation, The (a)	7	100
Ollie's Bargain Outlet Holdings, Inc. (a)	11	1,226
OneSpaWorld Holdings Limited	18	305
Onewater Marine Inc. - Class A (a) (b)	2	37
Oxford Industries, Inc.	3	162
Papa John's International, Inc.	6	257
Patrick Industries, Inc.	6	535
PENN Entertainment, Inc. (a)	24	393
Penske Automotive Group, Inc.	1	165
Perdoceo Education Corporation	15	369
Petco Health And Wellness Company, Inc. - Class A (a)	22	67
PetMed Express, Inc. (a) (b)	5	21
Phinia Inc.	7	299
Planet Fitness, Inc. - Class A (a)	12	1,167
Playa Hotels & Resorts N.V. (a)	15	197
PlayAGS, Inc. (a)	7	84
Polaris Inc.	7	272
Portillo's Inc. - Class A (a) (b)	10	121
Potbelly Corporation (a)	7	66
Purple Innovation, Inc.	18	14
PVH Corp.	9	596
Quantumscape Battery, Inc. - Class A (a) (b)	77	319
Qurate Retail, Inc. - Series A (a)	34	7
RCI Hospitality Holdings, Inc.	2	79
Red Robin Gourmet Burgers, Inc. (a)	3	12
Red Rock Resorts, Inc. - Class A	8	360
Revolve Group Inc. - Class A (a)	7	154
RH (a)	3	691
Rocky Brands, Inc.	2	34
Sabre Corporation (a)	63	178
Sally Beauty Holdings, Inc. (a)	18	164
Savers Value Village, Inc. (a) (b)	3	21
Shake Shack, Inc. - Class A (a)	7	609
Shoe Carnival, Inc.	6	136
Signet Jewelers Limited	8	455
Skechers U.S.A., Inc. - Class A (a)	12	655
Skyline Champion Corporation (a)	10	928
Sleep Number Corporation (a) (b)	5	31
Smith & Wesson Brands, Inc.	11	102
Soho House & Co Inc. - Class A (a)	6	39
Solo Brands, Inc. - Class A (a)	7	1
Somnigroup International Inc. (b)	16	934
Sonic Automotive, Inc. - Class A	4	250
Sonos, Inc. (a)	21	228
Sportsman's Warehouse Holdings, Inc. (a)	11	11
Standard Motor Products, Inc.	4	112
Steven Madden, Ltd.	13	357
Stitch Fix, Inc. - Class A (a)	19	63
Stoneridge, Inc. (a)	6	30
Strategic Education, Inc.	4	353
Strattec Security Corporation (a)	1	34
Stride, Inc. (a)	8	994
Sturm, Ruger & Company, Inc.	2	83
Superior Group of Companies, Inc.	3	38
Sweetgreen, Inc. - Class A (a)	17	427
Sypris Solutions, Inc. (a)	3	4
Target Hospitality Corp. (a)	1	9
Taylor Morrison Home II Corporation - Class A (a)	21	1,243
The Buckle, Inc.	9	348
The Cato Corporation - Class A	5	15
The Goodyear Tire & Rubber Company (a)	50	459
The Wendy's Company	32	466
Thor Industries, Inc.	8	644
ThredUp Inc. - Class A (a)	5	12
Tile Shop Holdings, Inc. (a)	10	63
Tilly's, Inc. - Class A (a)	4	9
TopBuild Corp. (a)	3	811
Topgolf Callaway Brands Corp. (a)	32	212
Travel + Leisure Co.	13	582
TRI Pointe Homes Holdings, Inc. (a)	18	582
Udemy, Inc. (a)	5	36
Under Armour, Inc. - Class A (a)	32	202
Under Armour, Inc. - Class C (a)	35	210
Unifi, Inc. (a)	4	21
United Parks And Resorts Inc. (a) (b)	10	465
Universal Electronics Inc. (a)	3	21
Universal Technical Institute, Inc. (a)	10	266
Upbound Group, Inc.	10	238
Urban Outfitters, Inc. (a)	17	896
V.F. Corporation	49	757
Vail Resorts, Inc.	6	894
Valvoline, Inc. (a)	24	828
Vera Bradley, Inc. (a)	8	17
Victoria's Secret & Co. (a)	13	242
Vince Holding Corp. (a) (b)	1	2
Visteon Corporation (a)	5	388
VOXX International Corporation - Class A (a)	7	52
Warby Parker Inc. - Class A (a)	17	312
Weyco Group, Inc.	3	78
Whirlpool Corporation	7	628
Wingstop Inc.	3	771
Winmark Corporation	1	242
Winnebago Industries, Inc.	6	190
Wolverine World Wide, Inc.	11	155
Wyndham Hotels & Resorts, Inc.	12	1,098
Wynn Resorts, Limited	13	1,124
XPEL, Inc. (a)	4	122
YETI Holdings, Inc. (a)	14	451
Zumiez Inc. (a)	4	59
		89,388
Information Technology 11.1%
8X8, Inc. (a)	16	32
908 Devices Inc. (a)	5	25
A10 Networks, Inc.	16	256
Access Newswire Inc. (a)	1	8
ACI Worldwide, Inc. (a)	19	1,060
Adeia Inc.	20	270
Adtran Holdings, Inc. (a)	5	40
Advanced Energy Industries, Inc.	7	638
Aehr Test Systems (a) (b)	6	42
Agilysys, Inc. (a)	4	292
Airgain, Inc. (a)	2	8
Alarm.Com Holdings, Inc. (a)	9	501
Alkami Technology, Inc. (a)	13	342
Allegro Microsystems Inc. (a)	22	560
Alpha and Omega Semiconductor Limited (a)	7	167
Ambarella Inc. (a)	7	331
Amdocs Limited	14	1,289
Amkor Technology, Inc.	40	729
Amplitude Inc. - Class A (a)	2	22
Amtech Systems, Inc. (a)	3	15
AppFolio, Inc. - Class A (a)	3	552
Applied Optoelectronics, Inc. (a)	6	95
Arrow Electronics, Inc. (a)	8	863
ASGN Incorporated (a)	9	562
AstroNova, Inc. (a)	—	5
AvePoint, Inc. - Class A (a)	30	435
Aviat Networks, Inc. (a)	3	65
Avnet, Inc.	16	781
Aware Inc. (a)	5	8
Axcelis Technologies, Inc. (a)	6	282
Backblaze Inc. - Class A (a)	3	14
Badger Meter, Inc.	6	1,058
Bel Fuse Inc. - Class B	3	208
Belden Inc.	7	708
Benchmark Electronics, Inc.	8	313
Bill Holdings, Inc. (a)	13	596

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bk Technologies, Inc. (a)	—	8
Blackbaud, Inc. (a)	9	579
Blackline, Inc. (a)	8	402
Box, Inc. - Class A (a)	24	726
C3.ai, Inc. - Class A (a)	1	18
Calix, Inc. (a)	12	413
Cambium Networks Corp. (a) (b)	—	—
CCC Intelligent Solutions Holdings Inc. (a)	76	685
Cerence Inc. (a)	7	52
CEVA Inc. (a)	5	139
Ciena Corporation (a)	12	708
Cipher Mining Inc. (a)	6	13
Cirrus Logic, Inc. (a)	10	958
Clear Secure, Inc. - Class A	13	335
Clearfield, Inc. (a)	1	38
Climb Global Solutions, Inc.	1	130
Coda Octopus Group, Inc. (a) (b)	1	7
Cognex Corporation	21	620
Coherent Corp. (a)	1	34
Cohu, Inc. (a)	9	135
CommScope Holding Company, Inc. (a)	7	39
CommVault Systems, Inc. (a)	7	1,125
Comtech Telecommunications Corp. (a)	8	12
Consensus Cloud Solutions, Inc. (a)	4	94
Core Scientific, Inc. (a)	9	63
CoreCard Corporation (a)	1	27
Corsair Gaming, Inc. (a)	12	108
CPI Card Group Inc. (a)	2	64
Crane Nxt, Co.	8	433
Credo Technology Group Holding Ltd (a)	11	438
Crexendo, Inc. (a)	2	10
CS Disco, Inc. (a)	13	53
CSP, Inc.	1	10
CTS Corporation	5	222
Daily Journal Corporation (a)	—	101
Daktronics, Inc. (a)	12	145
Diebold Nixdorf, Incorporated (a)	4	182
Digi International Inc. (a)	7	183
Digital Turbine USA, Inc. (a)	14	39
DigitalOcean Holdings, Inc. (a)	13	423
Diodes Incorporated (a)	8	356
Dolby Laboratories, Inc. - Class A	7	580
DoubleVerify Holdings, Inc. (a)	25	329
Dropbox, Inc. - Class A (a)	29	780
DXC Technology Company (a)	29	503
E2open Parent Holdings, Inc. - Class A (a)	37	73
Eastman Kodak Company (a)	14	87
Egain Corporation (a)	9	44
Enfusion, Inc. - Class A (a)	15	166
Enphase Energy, Inc. (a)	15	943
EPAM Systems, Inc. (a)	—	65
ePlus inc. (a)	5	299
EverCommerce Inc. (a)	1	5
Everspin Technologies, Inc. (a)	5	26
Evolv Technologies Holdings, Inc. - Class A (a) (b)	4	12
Extreme Networks, Inc. (a)	9	115
Fabrinet (a)	6	1,102
FARO Technologies, Inc. (a)	4	113
Fastly, Inc. - Class A (a)	24	152
Five9, Inc. (a)	6	170
Formfactor, Inc. (a)	13	359
Frequency Electronics, Inc.	1	18
Freshworks, Inc. - Class A (a)	35	489
Genasys Inc. (a)	7	17
Globant S.A. (a)	5	627
Grid Dynamics Holdings, Inc. - Class A (a)	15	232
GSI Technology, Inc. (a)	3	7
Hackett Group, Inc., The	7	192
Harmonic, Inc. (a)	20	191
I3 Verticals, Inc. - Class A (a)	6	137
Ichor Holdings, Ltd. (a)	6	144
Identiv, Inc. (a)	6	18
Indie Semiconductor, Inc. - Class A (a) (b)	27	55
Informatica Inc. - Class A (a)	23	409
Information Services Group, Inc.	11	44
Inseego Corp. (a)	1	11
Insight Enterprises, Inc. (a)	6	926
Intapp US, Inc. (a)	10	603
InterDigital, Inc.	5	1,034
inTEST Corporation (a)	3	18
IPG Photonics Corporation (a)	7	450
Itron, Inc. (a)	8	855
JAMF Holding Corp. (a)	21	252
JFROG Ltd (a)	17	541
Kimball Electronics Group, LLC (a)	6	100
Knowles Corporation (a)	17	260
Kulicke and Soffa Industries, Inc.	9	309
KVH Industries, Inc. (a)	5	24
Kyndryl Holdings, Inc. (a)	38	1,193
Lantronix, Inc. (a)	11	26
Lattice Semiconductor Corporation (a)	17	884
Life360, Inc. (a)	1	28
Littelfuse, Inc.	4	705
LiveRamp Holdings, Inc. (a)	13	330
Logility Supply Chain Solutions, Inc. - Class A	5	69
Lumentum Holdings Inc. (a)	9	580
MACOM Technology Solutions Holdings, Inc. (a)	11	1,100
Magnachip Semiconductor Corporation (a)	12	40
MaxLinear, Inc. (a)	16	170
MeridianLink, Inc. (a)	11	204
Methode Electronics, Inc.	6	40
Mirion Technologies (US), Inc. - Class A (a)	34	490
Mitek Systems, Inc. (a)	10	80
MKS Instruments, Inc.	8	654
N-Able, Inc. (a)	30	211
Napco Security Technologies, Inc.	7	157
Navitas Semiconductor USA, Inc. (a) (b)	23	47
nCino OpCo, Inc. (a)	13	358
NCR Voyix Corporation (a)	25	241
NETGEAR, Inc. (a)	7	160
NetScout Systems, Inc. (a)	13	279
Network-1 Technologies, Inc.	3	4
Nlight, Inc. (a)	11	84
Novanta Inc. (a)	6	801
NVE Corporation	1	74
Olo Inc. - Class A (a)	19	113
ON24, Inc. (a)	10	54
One Stop Systems, Inc. (a)	1	3
OneSpan Inc.	9	138
Onto Innovation Inc. (a)	6	778
Ooma, Inc. (a)	6	80
OSI Systems, Inc. (a)	3	608
Ouster, Inc. - Class A (a)	6	51
PAR Technology Corporation (a)	6	370
PC Connection, Inc.	5	316
PDF Solutions, Inc. (a)	8	161
Pegasystems Inc.	11	752
Penguin Solutions, Inc. (a)	9	157
Photronics, Inc. (a)	12	242
Plexus Corp. (a)	5	636
Power Integrations, Inc.	10	503
Powerfleet Inc. (a)	18	97
Procore Technologies, Inc. (a)	5	354
Progress Software Corporation	8	407
Q2 Holdings, Inc. (a)	10	787
Qorvo, Inc. (a)	11	811
Qualys, Inc. (a)	6	759
Rambus Inc. (a)	18	918
Rapid7, Inc. (a)	4	103
Red Violet, Inc.	3	101
Research Solutions, Inc. (a)	3	8
Ribbon Communications Inc. (a)	41	160
Richardson Electronics, Ltd.	2	25
Rimini Street, Inc. (a)	2	6
RingCentral, Inc. - Class A (a)	11	278
Riot Platforms, Inc. (a) (b)	8	57
Rogers Corporation (a)	3	204
Sanmina Corporation (a)	10	779
Sapiens International Corporation N.V.	9	239
ScanSource, Inc. (a)	5	186

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Semrush Holdings, Inc. - Class A (a)	17	158
SentinelOne, Inc. - Class A (a)	36	655
Silicon Laboratories Inc. (a)	6	622
Sitime Corporation (a)	3	416
Skywater Technology, Inc. (a) (b)	6	40
SmartRent, Inc. - Class A (a)	12	15
SolarWinds Corporation	24	434
Soundthinking, Inc. (a)	3	54
Sprinklr, Inc. - Class A (a)	23	190
SPS Commerce, Inc. (a)	6	828
Synaptics Incorporated (a)	7	422
Synchronoss Technologies, Inc. (a)	1	6
TD SYNNEX Corporation	—	51
Telos Corporation (a)	17	40
Tenable Holdings, Inc. (a)	10	358
Teradata Corporation (a)	15	343
TeraWulf Inc. (a) (b)	69	187
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	19	393
Turtle Beach Corporation (a)	2	26
Uipath, Inc. - Class A (a)	50	519
Ultra Clean Holdings, Inc. (a)	8	178
Unisys Corporation (a)	15	67
Unity Software Inc. (a) (b)	41	810
Universal Display Corporation	6	791
Varonis Systems, Inc. (a)	3	125
Veeco Instruments Inc. (a)	10	198
Verint Systems Inc. (a)	11	196
Vertex, Inc. - Class A (a)	10	352
Viant Technology Inc. - Class A (a)	3	33
Viavi Solutions Inc. (a)	39	435
Vishay Intertechnology, Inc.	23	363
Vishay Precision Group, Inc. (a)	3	77
Vontier Corporation	25	809
Wolfspeed, Inc. (a)	8	24
Xerox Holdings Corporation (b)	22	105
Xperi Inc. (a)	9	66
Yext, Inc. (a)	22	138
Zeta Global Holdings Corp. - Class A (a)	19	255
		68,215
Health Care 10.7%
10X Genomics, Inc. - Class A (a)	13	112
2Seventy Bio, Inc. (a)	3	14
4D Molecular Therapeutics, Inc. (a)	2	7
89Bio, Inc. (a)	5	36
Aadi Bioscience, Inc. (a)	6	11
AbSci, LLC (a) (b)	18	46
AC Immune SA (a)	2	3
Acadia Healthcare Company, Inc. (a)	15	465
ACADIA Pharmaceuticals Inc. (a)	14	239
Accolade, Inc. (a)	9	64
Accuray Incorporated (a)	25	44
Acelyrin, Inc. (a) (b)	7	18
Aclaris Therapeutics, Inc. (a)	9	14
Actinium Pharmaceuticals, Inc. (a) (b)	5	8
Acumen Pharmaceuticals, Inc. (a)	2	2
AdaptHealth LLC - Class A (a)	18	191
Adaptive Biotechnologies Corporation (a)	24	182
Addus HomeCare Corporation (a)	3	321
Adicet Therapeutics, Inc. (a)	8	6
ADMA Biologics, Inc. (a)	45	894
Adverum Biotechnologies, Inc. (a) (b)	2	10
Agilon Health Management, Inc. (a)	10	44
Agios Pharmaceuticals, Inc. (a)	10	300
Akebia Therapeutics, Inc. (a)	10	18
Akero Therapeutics Inc. (a)	4	178
Aldeyra Therapeutics, Inc. (a) (b)	17	98
Alector, Inc. (a)	17	21
Alkermes Public Limited Company (a)	30	990
Allogene Therapeutics, Inc. (a) (b)	40	59
Altimmune, Inc. (a) (b)	6	32
Amedisys, Inc. (a)	6	565
American Well Corporation - Class A (a)	2	14
AMN Healthcare Services, Inc. (a)	7	176
Amneal Pharmaceuticals, Inc. - Class A (a)	53	445
Amphastar Pharmaceuticals, Inc. (a)	8	232
AngioDynamics, Inc. (a)	8	78
ANI Pharmaceuticals, Inc. (a)	5	320
Anika Therapeutics, Inc. (a)	4	56
Annexon, Inc. (a)	13	26
Apyx Medical Corporation (a)	7	9
Aravas Inc. (a)	2	6
Arcellx Inc. (a)	7	486
Arcturus Therapeutics Holdings Inc. (a)	6	66
Arcus Biosciences, Inc. (a)	15	120
ARS Pharmaceuticals, Inc. (a)	3	42
Artivion, Inc. (a)	10	239
Arvinas Operations, Inc. (a)	11	78
Assembly Biosciences, Inc. (a) (b)	1	6
Assertio Holdings, Inc. (a) (b)	5	4
Astrana Health, Inc. (a)	9	285
Atea Pharmaceuticals, Inc. (a)	12	36
AtriCure, Inc. (a)	8	255
Atyr Pharma, Inc. (a)	4	13
Aura Biosciences, Inc. (a)	8	47
Avanos Medical, Inc. (a)	10	140
Avidity Biosciences, Inc. (a)	6	171
AxoGen, Inc. (a)	9	167
Azenta, Inc. (a)	8	290
Beam Therapeutics Inc. (a)	14	278
Biohaven Ltd. (a)	—	2
BioLife Solutions, Inc. (a)	9	206
Biomea Fusion, Inc. (a) (b)	3	7
Bio-Rad Laboratories, Inc. - Class A (a)	3	661
Biote Corp. - Class A (a)	6	20
Bio-Techne Corporation	5	274
Bioventus Inc. - Class A (a)	10	91
Black Diamond Therapeutics, Inc. (a) (b)	11	17
Brookdale Senior Living Inc.	39	246
Bruker Corporation	17	724
C4 Therapeutics, Inc. (a)	13	21
Caredx, Inc. (a)	10	182
Caribou Biosciences, Inc. (a) (b)	18	16
CASI Pharmaceuticals, Inc. (a)	2	4
Castle Biosciences, Inc. (a)	6	118
Catalyst Pharmaceuticals, Inc. (a)	21	502
Century Therapeutics, Inc. (a)	1	1
Certara, Inc. (a)	26	257
Champions Oncology, Inc. (a)	1	8
Charles River Laboratories International, Inc. (a)	7	1,001
Chemed Corporation	2	1,034
Chinook Therapeutics, Inc. (a) (d)	3	1
Codexis, Inc. (a)	10	26
Cogent Biosciences, Inc. (a)	13	75
Collegium Pharmaceutical, Inc. (a)	7	218
Community Health Systems, Inc. (a)	30	80
Compass Therapeutics, Inc. (a) (b)	5	10
Concentra Group Holdings Parent, Inc.	18	386
CONMED Corporation	5	316
Corcept Therapeutics Incorporated (a)	17	1,957
CorVel Corporation (a)	10	1,067
Corvus Pharmaceuticals, Inc. (a)	5	16
CRISPR Therapeutics AG (a) (b)	13	458
Cross Country Healthcare, Inc. (a)	8	117
Cryoport, Inc. (a)	9	55
Cullinan Oncology, LLC (a)	9	66
Cumberland Pharmaceuticals, Inc. (a)	3	12
CVRx, Inc. (a) (b)	1	15
Cytek Biosciences, Inc. (a)	22	89
Day One Biopharmaceuticals, Inc. (a)	13	105
Definitive Healthcare Corp. - Class A (a)	15	43
Denali Therapeutics Inc. (a)	20	274
Dentsply Sirona Inc.	31	469
Design Therapeutics, Inc. (a)	3	12
Doximity, Inc. - Class A (a)	3	193
Dynavax Technologies Corporation (a)	24	313
Edgewise Therapeutics, Inc. (a)	4	80
Editas Medicine, Inc. (a) (b)	19	22
Elanco Animal Health Incorporated (a)	74	776

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Electromed, Inc. (a)	2	37
Embecta Corp.	10	134
Emergent BioSolutions Inc. (a)	8	40
Enanta Pharmaceuticals, Inc. (a)	5	27
Encompass Health Corporation	11	1,139
Enhabit Inc. (a)	10	85
Enovis Corporation (a)	10	376
Entrada Therapeutics, Inc. (a)	2	16
Envista Holdings Corporation (a)	22	383
Erasca, Inc. (a)	24	33
Evolent Health, Inc. - Class A (a)	20	190
Exact Sciences Corporation (a)	14	602
Exagen Inc. (a)	1	3
Exelixis, Inc. (a)	42	1,541
Eyepoint Pharmaceuticals, Inc. (a)	2	10
Fate Therapeutics, Inc. (a)	14	11
Fonar Corporation (a)	1	16
Fulcrum Therapeutics, Inc. (a)	12	36
Fulgent Genetics, Inc. (a)	6	102
Generation Bio Co. (a)	3	1
Glaukos Corporation (a)	6	602
GoodRx Holdings, Inc. - Class A (a)	18	79
Haemonetics Corporation (a)	8	513
Halozyme Therapeutics, Inc. (a)	21	1,310
Harmony Biosciences Holdings, Inc. (a)	10	316
Harvard Bioscience, Inc. (a)	9	5
Health Catalyst, Inc. (a)	13	61
HealthEquity, Inc. (a)	14	1,229
Healthstream, Inc.	7	227
Henry Schein, Inc. (a)	18	1,204
HilleVax, Inc. (a)	8	12
Hims & Hers Health, Inc. - Class A (a)	33	988
iCAD, Inc. (a)	3	7
ICU Medical, Inc. (a)	3	431
IDEAYA Biosciences, Inc. (a)	1	9
IGM Biosciences, Inc. (a)	3	3
Immunic, Inc. (a) (b)	1	1
Immunovant, Inc. (a) (b)	5	90
InfuSystem Holdings, Inc. (a)	5	28
Innoviva, Inc. (a)	14	258
Inogen, Inc. (a)	6	41
Inovio Pharmaceuticals, Inc. (a)	5	8
Inozyme Pharma, Inc. (a) (b)	9	8
Inspire Medical Systems, Inc. (a)	4	629
Integer Holdings Corporation (a)	6	718
Integra LifeSciences Holdings Corporation (a)	13	280
Intellia Therapeutics, Inc. (a)	14	98
Iovance Biotherapeutics, Inc. (a)	27	89
Iradimed Corporation	3	156
Iteos Therapeutics, Inc. (a)	7	43
Janux Therapeutics, Inc. (a)	1	32
Jasper Therapeutics, Inc. (a)	3	11
Jazz Pharmaceuticals Public Limited Company (a)	9	1,070
Joint Corp, The (a)	4	48
Kalaris Therapeutics, Inc. (a)	—	1
KalVista Pharmaceuticals Inc. (a)	7	81
Keros Therapeutics, Inc. (a)	3	27
Kewaunee Scientific Corporation (a)	—	17
Kiniksa Pharmaceuticals International, PLC - Class A (a)	8	168
Kodiak Sciences Inc. (a)	11	30
Krystal Biotech, Inc. (a)	5	849
Kura Oncology, Inc. (a)	17	114
Kymera Therapeutics, Inc. (a)	4	112
Lantheus Holdings, Inc. (a)	11	1,035
Larimar Therapeutics, Inc. (a)	6	13
LeMaitre Vascular, Inc.	4	320
Lensar, Inc. (a)	1	15
LENZ Therapeutics, Inc. (a) (b)	2	45
Lifestance Health Group, Inc. (a)	41	273
Ligand Pharmaceuticals Incorporated (a)	3	340
Lineage Cell Therapeutics, Inc. (a)	4	2
LivaNova PLC (a)	10	377
Lyell Immunopharma Inc. (a)	2	1
MacroGenics, Inc. (a)	15	19
MannKind Corporation (a)	49	245
Maravai LifeSciences Holdings, Inc. - Class A (a)	25	56
Masimo Corporation (a)	7	1,190
MaxCyte, Inc. (a)	19	51
MediciNova, Inc. (a)	3	4
Medpace Holdings, Inc. (a)	1	408
MeiraGTx Holdings plc (a)	12	81
Merit Medical Systems, Inc. (a)	10	1,085
Merrimack Pharmaceuticals, Inc. (a) (d)	4	—
Mesa Laboratories, Inc.	1	132
Milestone Pharmaceuticals Inc. (a)	2	1
MiMedx Group, Inc. (a)	25	189
ModivCare Inc. (a)	4	5
Monte Rosa Therapeutics, Inc. (a)	3	12
Myriad Genetics, Inc. (a)	17	148
National HealthCare Corporation	3	289
National Research Corporation	5	65
Nektar Therapeutics (a)	26	17
Neogen Corporation (a)	20	172
Neogenomics, Inc. (a)	23	219
Nevro Corp. (a)	5	30
Nkarta, Inc. (a)	7	14
Nurix Therapeutics, Inc. (a)	9	112
Nutex Health Inc. (a)	—	10
Nuvation Bio Operating Company LLC - Class A (a) (b)	4	7
Olema Pharmaceuticals Inc. (a)	13	50
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	55
Omnicell, Inc. (a)	8	284
Onkure Therapeutics, Inc. - Class A (a)	—	—
OPKO Health, Inc. (a) (b)	22	36
OptimizeRX Corporation (a)	4	34
Option Care Health, Inc. (a)	29	1,020
Orasure Technologies, Inc. (a)	14	48
Organogenesis Holdings Inc. - Class A (a)	22	97
Organon & Co.	35	528
Oric Pharmaceuticals, Inc. (a)	11	61
Orthofix Medical Inc. (a)	7	115
Orthopediatrics Corp. (a)	5	126
Oscar Health, Inc. - Class A (a)	32	417
Owens & Minor, Inc. (a)	15	135
Pacific Biosciences of California, Inc. (a) (b)	12	14
Pacira Pharmaceuticals, Inc. (a)	9	223
Patterson Companies, Inc.	5	153
PDL BioPharma, Inc. (a) (b) (d)	14	7
Pediatrix Medical Group, Inc. (a)	17	240
Pennant Group, Inc., The (a)	8	200
Penumbra, Inc. (a)	4	1,162
Performant Healthcare, Inc. (a)	17	49
Perrigo Company Public Limited Company	23	632
Personalis, Inc. (a)	5	19
Phibro Animal Health Corporation - Class A	5	109
Phreesia, Inc. (a)	1	34
Pliant Therapeutics, Inc. (a)	10	13
PMV Pharmaceuticals, Inc. (a)	10	11
Precigen, Inc. (a) (b)	6	9
Premier Healthcare Solutions, Inc. - Class A	18	343
Prestige Consumer Healthcare Inc. (a)	9	766
Privia Health Group Inc. (a)	18	398
Progyny, Inc. (a)	15	332
Prothena Corporation Public Limited Company (a)	9	105
PTC Therapeutics, Inc. (a)	7	365
Pulmonx Corporation (a)	9	59
Puma Biotechnology, Inc. (a)	10	30
Pyxis Oncology, Inc. (a)	4	4
Quanterix Corporation (a)	9	57
QuidelOrtho Corporation (a)	11	378
Quipt Home Medical Corp. (a)	6	13
RadNet, Inc. (a)	14	686
RAPT Therapeutics, Inc. (a) (b)	7	8
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	8	42
Regenxbio Inc. (a)	10	73
Relay Therapeutics, Inc. (a)	21	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Repare Therapeutics Inc. (a)	4	4
Repligen Corporation (a)	6	796
Replimune Group, Inc. (a)	13	125
Rezolute, Inc. (a)	6	17
Rocket Pharmaceuticals, Inc. (a)	12	78
Roivant Sciences Ltd. (a)	24	247
RxSight, Inc. (a)	7	176
Sage Therapeutics Inc. (a)	10	82
Sana Biotechnology, Inc. (a)	13	23
Sanara Medtech Inc. (a) (b)	1	26
Sarepta Therapeutics, Inc. (a)	4	240
Schrodinger, Inc. (a)	7	139
Seer, Inc. - Class A (a)	6	11
Select Medical Holdings Corporation	23	385
Semler Scientific, Inc. (a)	2	57
Sensus Healthcare, Inc. (a)	2	11
Sera Prognostics, Inc. - Class A (a) (b)	3	12
SI-BONE, Inc. (a)	8	108
SIGA Technologies, Inc.	17	91
Sight Sciences, Inc. (a)	8	19
Simulations Plus, Inc.	4	92
Solid Biosciences Inc. (a) (b)	2	7
Sotera Health LLC (a)	44	508
Springworks Therapeutics, Inc. (a)	7	297
STAAR Surgical Company (a)	8	146
Stoke Therapeutics, Inc. (a)	9	59
Supernus Pharmaceuticals, Inc. (a)	10	316
Surgery Partners, Inc. (a)	22	513
Surmodics, Inc. (a)	4	107
Sutro Biopharma, Inc. (a)	12	8
Syndax Pharmaceuticals, Inc. (a)	8	100
Tactile Systems Technology, Inc. (a)	6	78
Talkspace, Inc. (a)	32	82
Tango Therapeutics, Inc. (a)	13	18
Tarsus Pharmaceuticals, Inc. (a)	5	234
Tectonic Therapeutic, Inc. (a) (b)	—	1
Teladoc Health, Inc. (a)	28	221
Teleflex Incorporated	6	776
Terns Pharmaceuticals, Inc. (a)	13	35
The Ensign Group, Inc.	10	1,272
Theravance Biopharma, Inc. (a)	8	75
Third Harmonic Bio, Inc. (a)	4	13
TransMedics Group, Inc. (a) (b)	5	343
Treace Medical Concepts, Inc. (a)	5	40
Trevi Therapeutics, Inc. (a)	7	41
TruBridge, Inc. (a)	4	98
TScan Therapeutics, Inc. (a)	3	4
Twist Bioscience Corporation (a)	8	306
Tyra Biosciences, Inc. (a) (b)	3	24
U. S. Physical Therapy, Inc.	3	184
UFP Technologies, Inc. (a)	2	341
Utah Medical Products, Inc.	1	54
Vanda Pharmaceuticals Inc. (a)	14	64
Varex Imaging Corporation (a)	9	105
Ventyx Biosciences, Inc. (a)	—	—
Vera Therapeutics, Inc. - Class A (a)	1	14
Veracyte, Inc. (a)	13	384
Vericel Corporation (a)	8	357
Verve Therapeutics, Inc. (a)	1	6
VIR Biotechnology, Inc. (a)	16	102
Voyager Therapeutics, Inc. (a)	8	26
Werewolf Therapeutics, Inc. (a)	5	5
Xbiotech Inc (a) (b)	6	20
Xencor, Inc. (a)	12	133
Xenon Pharmaceuticals Inc. (a)	2	63
Y-mAbs Therapeutics, Inc. (a)	8	37
Zentalis Pharmaceuticals, Inc. (a)	2	3
ZimVie Inc. (a)	5	58
Zura Bio Limited - Class A (a)	7	9
Zymeworks Inc. (a)	11	130
		65,639
Materials 6.2%
Advanced Emissions Solutions, Inc. (a)	6	25
AdvanSix Inc.	6	131
Albemarle Corporation	15	1,070
Alcoa Corporation	34	1,022
Alpha Metallurgical Resources, Inc. (a)	2	271
Alto Ingredients, Inc. (a)	20	22
American Vanguard Corporation	6	27
Ampco-Pittsburgh Corporation (a)	3	6
AptarGroup, Inc.	2	333
Ardagh Metal Packaging S.A. (b)	48	146
Ascent Industries Co. (a)	2	23
Ashland Inc.	9	520
Aspen Aerogels, Inc. (a)	13	86
ATI Inc. (a)	23	1,209
Avient Corporation	16	592
Axalta Coating Systems Ltd. (a)	31	1,024
Balchem Corporation	6	943
Berry Global Group, Inc.	16	1,083
Bioceres Crop Solutions Corp. (a) (b)	4	16
Cabot Corporation	10	814
Caledonia Mining Corporation PLC	3	34
Carpenter Technology Corporation	9	1,565
Celanese Corporation - Class A	8	446
Century Aluminum Company (a)	21	386
Chemours Company, The	25	332
Clearwater Paper Corporation (a)	3	87
Cleveland-Cliffs Inc. (a)	63	521
Coeur Mining, Inc. (a)	76	452
Commercial Metals Company	22	994
Compass Minerals International, Inc. (a)	7	64
Core Molding Technologies, Inc. (a)	—	3
Crown Holdings, Inc.	5	491
Dakota Gold Corp. (a)	13	34
Eagle Materials Inc.	4	890
Ecovyst Inc. (a)	20	125
Element Solutions Inc.	47	1,072
Ferroglobe PLC	33	123
Flotek Industries, Inc. (a)	3	27
FMC Corporation	14	598
Fortitude Gold Corporation	2	11
Friedman Industries, Incorporated	1	22
Graphic Packaging Holding Company	39	1,009
Greif, Inc. - Class A	4	246
Greif, Inc. - Class B	3	163
H.B. Fuller Company	10	547
Hawkins, Inc.	5	491
Hecla Mining Company	112	625
Huntsman Corporation	28	445
Idaho Strategic Resources, Inc. (a)	1	14
Ingevity Corporation (a)	6	256
Innospec Inc.	4	415
Intrepid Potash, Inc. (a)	3	100
Kaiser Aluminum Corporation	3	175
Knife River Corporation (a)	9	820
Koppers Holdings Inc.	5	133
Kronos Worldwide, Inc.	12	92
Louisiana-Pacific Corporation (W VA)	12	1,079
LSB Industries, Inc. (a)	15	101
Magnera Corporation (a)	4	76
Materion Corporation	4	303
MATIV Holdings, Inc.	12	75
Mercer International Inc.	13	82
Metallus Inc. (a)	8	112
Minera Andes Inc. (a) (b)	7	50
Minerals Technologies Inc.	6	385
Mosaic Company, The	39	1,043
MP Materials Corp. - Class A (a) (b)	22	526
Myers Industries, Inc.	5	61
NewMarket Corporation	2	876
Nexa Resources S.A. (a)	9	53
O-I Glass, Inc. (a)	28	316
Olin Corporation	18	444
Olympic Steel, Inc.	2	69
Orion Engineered Carbons Finance & Co. S.C.A.	11	139
Perimeter Solutions, Inc. (a)	16	166
Piedmont Lithium Inc. (a) (b)	2	15
Quaker Chemical Corporation	3	361

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Radius Recycling, Inc. - Class A	6	167
Ramaco Resources, Inc. - Class A	8	65
Ramaco Resources, Inc. - Class B	2	14
Ranpak Holdings Corp - Class A (a)	14	75
Rayonier Advanced Materials Inc. (a)	17	100
Reynolds Group Holdings Limited	15	276
Royal Gold, Inc.	7	1,148
Ryerson Holding Corporation	7	166
Scotts Miracle-Gro Company, The	6	315
Sealed Air Corporation	22	628
Sensient Technologies Corporation	7	553
Silgan Holdings Inc.	19	947
Smith-Midland Corporation (a) (b)	1	37
Sonoco Products Company	16	736
Stepan Company	4	229
SunCoke Energy, Inc.	19	178
Sylvamo Corporation	7	439
Tredegar Corporation (a)	8	63
TriMas Corporation	8	186
Trinseo Public Limited Company (b)	5	20
Tronox Holdings PLC	28	200
United States Lime & Minerals, Inc.	5	440
United States Steel Corporation	31	1,300
Warrior Met Coal, Inc.	8	401
Worthington Steel, Inc.	9	228
		38,414
Energy 5.1%
Amplify Energy Corp. (a)	9	35
Antero Midstream Corporation	79	1,421
Antero Resources Corporation (a)	24	983
Apa Corp.	46	964
Archrock, Inc.	29	758
Ardmore Shipping Services (Ireland) Limited	10	94
Aris Water Solutions, Inc. - Class A	5	169
Atlas Energy Solutions Inc. (b)	1	26
Berry Corporation (Bry)	14	44
Bristow Holdings U.S. Inc. (a)	6	204
Cactus, Inc. - Class A	11	497
California Resources Corporation	12	540
Centrus Energy Corp. - Class A (a)	3	212
ChampionX Corporation	32	965
Chord Energy Corporation	2	241
Civitas Resources, Inc.	9	322
Clean Energy Fuels Corp. (a)	48	74
CNX Resources Corporation (a)	27	836
Comstock Resources, Inc. (a) (b)	47	947
Core Laboratories LP	9	130
Core Natural Resources, Inc.	9	715
Crescent Energy Company - Class A	23	254
CVR Energy, Inc.	17	332
Delek US Holdings, Inc.	11	171
DHT Holdings, Inc.	31	325
DMC Global Inc. (a)	5	45
Dorian LPG Ltd.	9	202
DT Midstream, Inc.	13	1,214
enCore Energy Corp. (a)	6	9
Energy Services of America Corporation	1	12
Epsilon Energy Ltd.	5	35
Evolution Petroleum Corporation	9	45
Excelerate Energy, Inc. - Class A	4	113
Expro Group Holdings N.V. (a)	19	190
Forum Energy Technologies, Inc. (a)	2	45
FutureFuel Corp.	10	41
Geospace Technologies Corporation (a)	3	25
Gevo, Inc. (a) (b)	5	6
Granite Ridge Resources, Inc.	7	44
Green Plains Inc. (a)	11	52
Gulf Island Fabrication, Inc. (a)	2	10
Gulfport Energy Operating Corporation (a)	3	534
Hallador Energy Company (a)	8	96
Helix Energy Solutions Group, Inc. (a)	30	249
Helmerich & Payne, Inc.	16	431
HF Sinclair Corporation	28	906
Innovex International, Inc. (a)	8	139
International Seaways, Inc.	9	300
Kinetik Holdings Inc. - Class A	8	415
KLX Energy Services Holdings, Inc. (a) (b)	1	3
Kodiak Gas Services, LLC	7	274
Kosmos Energy Ltd. (a)	81	185
Liberty Energy Inc. - Class A	27	433
Lightbridge Corporation (a) (b)	—	—
Magnolia Oil & Gas Corporation - Class A	30	770
Mammoth Energy Services, Inc. (a)	11	23
Matador Resources Company	17	867
Murphy Oil Corporation	23	650
Nabors Industries Ltd. (a)	2	91
NACCO Industries, Inc. - Class A	2	59
Natural Gas Services Group, Inc. (a)	3	65
New Fortress Energy Inc. - Class A (b)	18	146
Newpark Resources, Inc. (a)	20	116
Noble Corporation 2022 Limited	19	459
Nordic American Tankers Limited	48	118
Northern Oil and Gas Incorporated	14	420
NOV Inc.	50	764
Oceaneering International, Inc. (a)	18	400
Oil States International, Inc. (a)	16	80
Opal Fuels Inc. - Class A (a) (b)	2	3
Ovintiv Canada ULC	2	91
Par Pacific Holdings, Inc. (a)	10	148
Patterson-UTI Energy, Inc.	23	193
PBF Energy Inc. - Class A	19	367
Peabody Energy Corporation	21	280
Pedevco Corp. (a)	7	4
Phx Minerals Inc. - Class A	10	38
Primeenergy Resources Corporation (a)	—	60
Propetro Holding Corp. (a)	23	170
Range Resources Corporation	35	1,378
Ranger Energy Services, Inc. - Class A	4	60
REX American Resources Corporation (a)	4	157
Riley Exploration - Permian, LLC	2	48
Ring Energy Inc. (a)	2	2
RPC, Inc.	38	207
SandRidge Energy, Inc.	8	96
Scorpio Tankers Inc.	9	353
SEACOR Marine Holdings Inc. (a)	7	37
Seadrill Limited (a)	11	270
Select Water Solutions, Inc. - Class A	20	214
SFL Corporation Ltd.	27	218
SM Energy Company	19	564
Smart Sand, Inc.	10	25
Solaris Energy Infrastructure, Inc. - Class A	8	179
STR Sub Inc. - Class A	11	216
Talos Energy Inc. (a)	30	291
Teekay Corporation	20	130
Teekay Tankers Ltd. - Class A	6	223
TETRA Technologies, Inc. (a)	32	108
Tidewater Inc. (a)	10	405
Transocean Ltd. (a) (c)	131	416
Uranium Energy Corp. (a)	66	317
VAALCO Energy, Inc.	16	60
Valaris Limited (a) (b)	11	450
Vital Energy, Inc. (a)	5	99
Vitesse Energy, Inc.	5	127
W&T Offshore, Inc. (b)	13	20
Weatherford International Public Limited Company	10	520
World Kinect Corporation	11	324
		31,208
Consumer Staples 4.2%
Alico, Inc.	2	58
Andersons, Inc., The	7	285
B&G Foods, Inc.	10	66
Beauty Health Company, The - Class A (a) (b)	14	19
Bellring Intermediate Holdings, Inc. (a)	21	1,593
Boston Beer Company, Inc., The - Class A (a)	2	363
Bunge Limited	4	287
Calavo Growers, Inc.	4	97
Cal-Maine Foods, Inc.	8	686
Celsius Holdings, Inc. (a)	16	580

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Central Garden & Pet Company (a)	2	73
Central Garden & Pet Company - Class A (a)	10	316
Coca-Cola Consolidated, Inc.	1	742
Coty Inc. - Class A (a)	73	400
Darling Ingredients Inc. (a)	21	669
Del Monte Fresh Produce Company	8	255
Dole Public Limited Company	6	80
e.l.f. Beauty, Inc. (a)	7	433
Edgewell Personal Care Colombia S A S	9	288
Energizer Holdings, Inc.	12	369
Farmer Bros. Co. (a)	4	10
Flowers Foods, Inc.	34	641
Freshpet, Inc. (a)	8	651
Grocery Outlet Holding Corp. (a)	16	225
Herbalife Nutrition Ltd. (a)	16	138
Ingles Markets, Incorporated - Class A	3	177
Ingredion Incorporated	11	1,445
Interparfums, Inc.	5	617
J&J Snack Foods Corp.	3	420
John B. Sanfilippo & Son, Inc.	2	136
Lamb Weston Holdings, Inc.	17	914
Lancaster Colony Corporation	5	829
LifeVantage Corporation	2	27
Lifeway Foods, Inc. (a)	3	63
Limoneira Company	4	79
Mama's Creations, Inc. (a) (b)	8	52
Maplebear Inc. (a)	1	49
Medifast, Inc. (a)	2	29
MGPI Processing, Inc.	4	107
Mission Produce, Inc. (a)	13	136
National Beverage Corp.	11	466
Natural Alternatives International, Inc. (a)	1	3
Natural Grocers By Vitamin Cottage, Inc.	6	249
Natural Health Trends Corp.	1	5
Nature's Sunshine Products, Inc. (a)	5	60
Nu Skin Enterprises, Inc. - Class A	9	66
Oil-Dri Corporation of America	2	111
Olaplex Holdings, Inc. (a) (b)	6	8
Pilgrim's Pride Corporation (a)	9	475
Post Holdings, Inc. (a)	10	1,176
PriceSmart, Inc.	6	508
Reynolds Consumer Products Inc.	25	590
Rocky Mountain Chocolate Factory, Inc. (a)	1	2
Seaboard Corporation	—	388
Seneca Foods Corporation - Class A (a)	1	119
Simply Good Foods Company, The (a)	16	569
Spartannash Company	8	158
Spectrum Brands Holdings, Inc.	5	382
Sprouts Farmers Market, Inc. (a)	15	2,329
The Chefs' Warehouse, Inc. (a)	8	410
The Hain Celestial Group, Inc. (a)	17	71
The Honest Company, Inc. (a)	16	77
Tootsie Roll Industries, Inc.	8	240
Treehouse Foods, Inc. (a)	10	271
Turning Point Brands, Inc.	4	224
United Natural Foods, Inc. (a)	13	348
United-Guardian, Inc.	—	1
Universal Corporation	4	244
USANA Health Sciences, Inc. (a)	4	110
UTZ Brands, Inc. - Class A	14	190
Village Super Market, Inc. - Class A	3	102
Vita Coco Company, Inc., The (a)	10	301
Vital Farms, Inc. (a)	9	273
WD-40 Company	2	547
Weis Markets, Inc.	5	373
WK Kellogg Co (b)	2	43
ZEVIA PBC - Class A (a)	6	12
		25,905
Utilities 3.4%
ALLETE, Inc.	10	657
Altus Power, Inc. - Class A (a)	27	134
American States Water Company	6	486
Artesian Resources Corporation - Class A	2	74
Avista Corporation	13	542
Black Hills Corporation	12	710
California Water Service Group	9	456
Chesapeake Utilities Corporation	4	492
Clearway Energy, Inc. - Class A	6	171
Clearway Energy, Inc. - Class C	13	406
Consolidated Water Co. Ltd.	4	92
Essential Utilities, Inc.	20	778
Genie Energy Ltd. - Class B	5	82
Global Water Resources, Inc.	1	9
Hawaiian Electric Industries, Inc. (a)	26	289
IDACORP, Inc.	8	934
MDU Resources Group, Inc.	32	545
MGE Energy, Inc.	6	557
Middlesex Water Company	3	189
Montauk Renewables, Inc. (a)	25	52
National Fuel Gas Company	15	1,152
New Jersey Resources Corporation	17	854
Northwest Natural Holding Company	7	278
NorthWestern Corporation	10	579
OGE Energy Corp.	30	1,397
One Gas, Inc.	9	688
Ormat Technologies, Inc.	10	685
Otter Tail Corporation	7	550
Pinnacle West Capital Corporation	12	1,140
Portland General Electric Company	16	731
Pure Cycle Corporation (a)	6	61
RGC Resources, Inc.	2	39
SJW Group	6	317
Southwest Gas Holdings, Inc.	11	807
Spire Inc.	10	747
The AES Corporation	87	1,083
The York Water Company	3	105
TXNM Energy, Inc.	15	816
UGI Corporation	32	1,054
Unitil Corporation	4	218
		20,956
Communication Services 3.1%
Advantage Solutions, Inc. - Class A (a)	31	47
Altice USA, Inc. - Class A (a)	42	112
AMC Networks, Inc. - Class A (a)	8	53
Angi Inc. - Class A (a) (b)	2	30
Anterix Inc. (a)	4	163
Atlanta Braves Holdings, Inc. - Series A (a)	2	79
Atlanta Braves Holdings, Inc. - Series C (a)	8	321
ATN International, Inc.	4	72
Bandwidth Inc. - Class A (a)	6	73
Boston Omaha Corporation - Class A (a)	7	102
Bumble Inc. - Class A (a) (b)	20	89
Cable One, Inc.	1	203
Cardlytics, Inc. (a) (b)	10	19
CarGurus, Inc. - Class A (a)	17	491
Cars.com Inc. (a)	13	152
Cinemark Holdings, Inc.	20	501
CM Wind Down Topco LLC - Class A (a)	4	2
Cogent Communications Holdings, Inc.	6	374
DHI Group, Inc. (a)	12	17
Entravision Communications Corporation - Class A	19	40
Eventbrite, Inc. - Class A (a)	15	31
EverQuote, Inc. - Class A (a)	6	165
Frontier Communications Parent, Inc. (a)	35	1,254
fuboTV Inc. (a)	12	35
Gaia, Inc. - Class A (a)	3	13
Gambling.Com Group Limited (a)	7	86
Gannett Co., Inc. (a)	36	105
Globalstar, Inc. (a)	5	96
Gogo, Inc. (a) (b)	19	166
Gray Media, Inc.	21	89
Harte Hanks, Inc. (a)	1	6
IDT Corporation - Class B	6	284
IMAX Corporation (a)	12	318
Integral Ad Science Holding Corp. (a)	26	207
Iridium Communications Inc.	17	476
John Wiley & Sons, Inc. - Class A	8	364
Liberty Broadband Corporation - Series A (a)	1	94

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Liberty Broadband Corporation - Series C (a)	4	327
Liberty Global Ltd. - Class A (a)	25	288
Liberty Global Ltd. - Class C (a)	20	244
Liberty Latin America Ltd. - Class A (a)	9	55
Liberty Latin America Ltd. - Class C (a)	30	186
Lions Gate Entertainment Corp. - Class B (a)	11	91
Lumen Technologies, Inc. (a)	155	609
Magnite, Inc. (a)	24	271
Marchex, Inc. - Class B (a)	—	—
Marcus Corporation, The	6	94
Match Group, Inc.	33	1,015
Nexstar Media Group, Inc. - Class A	5	914
Nextdoor Holdings, Inc. - Class A (a)	34	52
Outbrain Inc. (a)	2	9
Paramount Global - Class A	1	22
Paramount Global - Class B	9	107
Playstudios, Inc. - Class A (a)	5	6
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	9	86
QuinStreet, Inc. (a)	13	227
Reading International, Inc. - Class A (a)	2	3
Reservoir Media Management, Inc. (a)	4	34
Saga Communications, Inc. - Class A	1	11
Scholastic Corporation	6	115
Shenandoah Telecommunications Company	10	122
Shutterstock, Inc.	6	118
Sinclair, Inc. - Class A	8	125
Skillz Inc. - Class A (a) (b)	4	19
Sphere Entertainment Co. - Class A (a)	5	175
Sphere Entertainment Co. - Class A (a)	3	609
Sphere Entertainment Co. - Class A (a) (e)	7	241
Spok Holdings, Inc.	2	34
Stagwell, Inc. - Class A (a)	20	120
Sunrise Communications AG - ADR (a) (b)	7	341
TechTarget, Inc. (a)	6	92
TEGNA Inc.	31	572
Telephone and Data Systems, Inc.	21	825
The E.W. Scripps Company - Class A (a)	20	58
The New York Times Company - Class A	23	1,138
Thryv Holdings, Inc. (a)	8	101
Travelzoo (a)	2	28
TripAdvisor, Inc. (a)	23	322
Truecar, Inc. (a)	24	38
United States Cellular Corporation (a)	9	653
Urban One, Inc. - Class A (a) (b)	2	3
Urban One, Inc. - Class D (a)	7	5
Vimeo, Inc. (a)	29	154
Vivid Seats Inc. - Class A (a) (b)	23	67
WideOpenWest, Inc. (a)	13	64
Yelp Inc. (a)	11	423
Zedge, Inc. - Class B (a)	1	3
Ziff Davis, Inc. (a)	8	315
Ziprecruiter, Inc. - Class A (a)	12	72
ZoomInfo Technologies Inc. - Class A (a)	47	470
		18,802
Real Estate 0.6%
Compass, Inc. - Class A (a)	47	406
Cushman & Wakefield PLC (a)	37	378
Douglas Elliman Inc. (a)	22	38
Dwight A. Walker Real Estate, Inc. - Class A (a)	4	33
eXp World Holdings, Inc. (b)	16	154
Five Point Holdings, LLC - Class A (a)	16	87
Florida Rock Properties, Inc. (a)	4	127
Forestar Group Inc. (a)	11	223
Howard Hughes Holdings Inc. (a)	8	603
Kennedy-Wilson Holdings, Inc.	24	206
Marcus & Millichap Company	7	252
Maui Land & Pineapple Company, Inc. (a)	5	88
Newmark Group, Inc. - Class A	26	311
Open Doors Technology Inc. - Class A (a) (b)	91	93
Rafael Holdings, Inc. - Class B (a) (b)	4	8
Realogy Holdings Corp. (a)	21	69
Seaport Entertainment Group Inc. (a)	2	44
St. Joe Company, The	11	501
Stratus Properties Inc. (a)	2	35
Tejon Ranch Co. (a)	6	101
The Rmr Group Inc. - Class A	4	67
		3,824
Total Common Stocks (cost $618,931)		615,442
RIGHTS 0.0%
Albireo Pharma, Inc. (a) (d)	5	30
Bristol-Myers Squibb Company (a)	8	—
Chinook Therapeutics, Inc. (a) (d)	11	3
Jounce Therapeutics, Inc. (a) (b) (d)	6	—
Kinnate Biopharma Inc. (a) (d)	1	1
Opiant Pharmaceuticals, Inc. (a) (b) (d)	1	—
Poseida Therapeutics, Inc. (a) (d)	21	11
Resolute Forest Products Inc. (a) (d)	16	4
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Xeris Pharmaceuticals, Inc. (a) (b) (d)	14	—
Total Rights (cost $0)		49
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.30% (f) (g)	1,795	1,795
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	961	961
Total Short Term Investments (cost $2,756)		2,756
Total Investments 100.4% (cost $621,687)		618,247
Other Assets and Liabilities, Net (0.4)%		(2,520)
Total Net Assets 100.0%		615,727

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,030	25,387	26,456	20	—	—	961	0.1
JNL Government Money Market Fund, 4.30% - Class SL	2,224	11,835	12,264	30	—	—	1,795	0.3
	4,254	37,222	38,720	50	—	—	2,756	0.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	09/16/19	109	96	—
Transocean Ltd.	03/02/21	570	416	0.1
		679	512	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	615,434	—	8	615,442
Rights	—	—	49	49
Short Term Investments	2,756	—	—	2,756
	618,190	—	57	618,247

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 47.8%
Mortgage-Backed Securities 19.8%
Federal Home Loan Mortgage Corporation
7.48%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/52	68,887	60,822
3.50%, 10/01/47	8,599	7,864
4.00%, 10/01/48	1,745	1,649
2.00%, 11/01/50 - 05/01/51	25,614	20,769
5.50%, 04/01/53 - 12/01/54	53,987	54,502
5.00%, 06/01/53 - 07/01/53	24,296	24,124
6.00%, 11/01/53 - 04/01/54	24,520	25,252
Federal National Mortgage Association, Inc.
4.00%, 04/01/25 - 01/01/46	258	255
4.50%, 04/01/25 - 07/01/42	1,654	1,639
4.97%, 07/01/31	7,014	7,091
2.46%, 04/01/32	11,428	9,979
5.41%, 12/01/32	5,577	5,671
6.15%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 01/01/35 (a)	96	98
7.02%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,052	1,074
5.00%, 12/01/38 - 08/01/53	26,827	26,566
5.53%, 06/01/40	8,476	8,637
5.88%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	30	29
3.00%, 04/01/47	3,893	3,461
3.50%, 06/01/47 - 04/01/52	20,295	18,562
2.50%, 10/01/50 - 05/01/52	87,330	73,560
2.00%, 11/01/50 - 02/01/51	27,752	22,405
6.00%, 05/01/53 - 06/01/54	47,810	49,086
5.50%, 08/01/53 - 08/01/54	41,859	42,243
REMIC, 0.00%, 04/25/48 (b)	5,093	3,733
Government National Mortgage Association
4.88%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	1	1
4.62%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	10	10
5.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	—	—
5.00%, 02/15/38 - 07/15/39	2,862	2,885
3.50%, 09/15/42 - 07/20/51	34,635	32,029
3.00%, 11/15/44 - 04/20/52	26,591	23,414
2.50%, 10/20/51 - 11/20/51	16,322	13,861
		541,271
U.S. Treasury Note 12.9%
Treasury, United States Department of
0.25%, 06/30/25 - 07/31/25	1,200	1,186
0.38%, 11/30/25	900	878
0.75%, 03/31/26 - 01/31/28	96,450	90,390
0.63%, 03/31/27 - 08/15/30	152,090	128,313
0.50%, 10/31/27	820	752
0.88%, 11/15/30	153,200	129,262
		350,781
U.S. Treasury Bond 9.2%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	211,520	132,517
1.38%, 11/15/40 - 08/15/50	2,150	1,205
1.88%, 02/15/41	106,400	74,630
1.75%, 08/15/41	61,510	41,673
1.25%, 05/15/50	1,780	884
		250,909
Collateralized Mortgage Obligations 4.5%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.44%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,188
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	940	927
Series BF-3284, REMIC, 4.76%, (SOFR 30-Day Average + 0.41%), 03/15/37 (a)	1,717	1,696
Series QD-4076, REMIC, 2.50%, 11/15/41	157	154
Series 2022-M1B-DNA3, REMIC, 7.24%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,279
Series 2024-M2-HQA2, REMIC, 6.14%, (SOFR 30-Day Average + 1.80%), 08/25/44 (a)	4,000	4,008
Series 2025-A1-DNA1, REMIC, 5.29%, (SOFR 30-Day Average + 0.95%), 01/25/45 (a)	2,174	2,171
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,081
Series FD-5527, REMIC, 5.55%, (SOFR 30-Day Average + 1.20%), 09/25/54 (a)	15,966	15,969
Series FB-5524, REMIC, 5.56%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a) (c)	16,052	16,055
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.80%, 05/25/35 (a)	5	5
Series 2013-TE-73, REMIC, 3.00%, 07/25/43	6,953	6,035
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	10,993	351
Series 2024-FC-96, REMIC, 5.54%, (SOFR 30-Day Average + 1.20%), 12/25/54 (a)	12,457	12,440
Series 2024-FA-90, REMIC, 5.84%, (SOFR 30-Day Average + 1.50%), 12/25/54 (a)	5,452	5,479
Government National Mortgage Association
Series 2015-GF-161, REMIC, 4.73%, (1 Month Term SOFR + 0.41%), 11/20/45 (a)	1,697	1,666
Series 2019-JP-44, REMIC, 3.00%, 08/20/47	6,524	5,690
Series 2022-JC-159, REMIC, 4.00%, 09/20/48	5,069	4,957
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	4,937	4,313
Series 2019-FH-112, REMIC, 4.83%, (1 Month Term SOFR + 0.51%), 09/20/49 (a)	12,389	12,118
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	8,582	1,012
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	10,385	1,909
Government National Mortgage Association Remic Trust 2019-052
Series 2019-FA-56, REMIC, 4.78%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	6,742	6,587
		123,090
Sovereign 1.1%
Assembleia da Republica
0.48%, 10/18/30, EUR (d)	400	386
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (b)	1,350	1,290
0.00%, 02/15/31, EUR (b) (d)	750	706
1.70%, 08/15/32, EUR	860	879
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	393,800	2,592
1.90%, 03/20/31, JPY	133,000	925
0.50%, 03/20/38, JPY	94,500	538
0.30%, 09/20/39, JPY	130,000	692
1.80%, 09/20/44, JPY	20,000	125
Canada, Government of
1.50%, 06/01/31, CAD	500	323
3.25%, 12/01/34, CAD	480	341
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	3,900	1,071
Commonwealth of Australia
1.50%, 06/21/31, AUD (d)	700	377
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	1,300	869
4.13%, 05/15/51	2,700	1,522
Estado Espanol
0.60%, 10/31/29, EUR	1,000	988
0.50%, 04/30/30, EUR (d)	860	834
Gobierno de la Republica de Guatemala
4.38%, 06/05/27 (d)	200	195
4.88%, 02/13/28 (d)	300	294
5.25%, 08/10/29 (d)	700	688
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (d)	286	283

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 03/05/26, MXN	14,000	667
4.40%, 02/12/52	500	349
6.34%, 05/04/53	2,800	2,555
Gouvernement De France
3.00%, 05/25/33, EUR (d)	850	905
HM Treasury
4.25%, 03/07/36, GBP (d)	700	867
Ireland, Government of
1.10%, 05/15/29, EUR (d)	720	739
Ministry of Finance
0.50%, 02/27/26, ILS	2,400	625
3.75%, 09/30/27, ILS	500	135
Morocco, Kingdom of
3.00%, 12/15/32 (d)	300	248
New Zealand Parliament
1.50%, 05/15/31, NZD	1,000	485
Presidencia de la Republica Dominicana
5.50%, 02/22/29 (d)	550	540
Republique Francaise Presidence
0.50%, 05/25/29, EUR (d)	830	824
1.50%, 05/25/31, EUR (d)	400	398
Service Public Federal Chancellerie Du Premier Ministre
0.90%, 06/22/29, EUR (d)	830	840
2.85%, 10/22/34, EUR (e)	570	598
South Africa, Parliament of
4.30%, 10/12/28	850	800
8.00%, 01/31/30, ZAR	10,580	553
8.88%, 02/28/35, ZAR	12,600	615
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	7,400	308
6.20%, 06/16/31, CZK	14,600	710
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	3,300	667
		30,346
Asset-Backed Securities 0.3%
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	7,826	7,822
Treasury Inflation Indexed Securities 0.0%
Republique Francaise Presidence
0.70%, 07/25/30, EUR (d) (f)	682	737
Total Government And Agency Obligations (cost $1,320,563)		1,304,956
CORPORATE BONDS AND NOTES 24.6%
Financials 5.7%
200 Park Funding Trust
5.74%, 02/15/55 (e)	2,402	2,375
Acrisure, LLC
6.00%, 08/01/29 (e)	170	163
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,489	1,501
6.95%, 03/10/55	2,192	2,237
AIB Group Public Limited Company
5.87%, 03/28/35 (e)	2,619	2,662
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	470	469
6.50%, 10/01/31 (e)	300	295
Ally Financial Inc.
5.54%, 01/17/31	1,049	1,043
American Equity Investment Life Holding Company
5.75%, 10/01/29	851	859
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (e)	160	158
Ardonagh Finco Ltd.
7.75%, 02/15/31 (e)	520	531
Ares Capital Corporation
5.95%, 07/15/29	516	524
Ares Strategic Income Fund
6.35%, 08/15/29 (e)	869	883
5.60%, 02/15/30 (e)	868	855
Arthur J. Gallagher & Co.
4.85%, 12/15/29	1,207	1,214
5.15%, 02/15/35	2,585	2,562
AssuredPartners, Inc.
5.63%, 01/15/29 (e) (g)	400	399
Athene Global Funding
5.35%, 07/09/27 (e)	1,671	1,694
4.72%, 10/08/29 (e)	2,494	2,459
Athene Holding Ltd
6.63%, 10/15/54	2,177	2,162
Aviation Capital Group LLC
5.38%, 07/15/29 (e)	1,502	1,515
Avolon Holdings Funding Limited
5.75%, 03/01/29 - 11/15/29 (e)	4,130	4,208
Azorra Finance Limited
7.75%, 04/15/30 (e)	275	274
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (d)	300	294
Banco Davivienda S A
6.65%, (100, 04/22/31) (e) (h)	650	569
Banco De Bogota
6.25%, 05/12/26 (d)	400	402
Banco de Credito del Peru
3.13%, 07/01/30 (d)	750	744
3.13%, 07/01/30 (e)	800	794
3.25%, 09/30/31 (d)	1,250	1,204
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 04/15/25) (a) (d) (h)	1,800	1,833
Banco Espirito Santo S.A.
0.00%, 01/21/29 - 01/01/00, EUR (d) (i) (j)	6,400	1,626
Banco Industrial S.A.
4.88%, 01/29/31 (d)	1,800	1,784
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (d)	2,400	2,383
6.40%, 04/30/35 (e)	600	611
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (d) (h)	200	195
7.63%, (100, 01/10/28) (d) (h)	400	397
8.38%, (100, 05/20/31) (e) (h)	1,100	1,092
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (d)	300	281
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (d)	1,300	1,324
Bancolombia SA
8.63%, 12/24/34	600	634
Bank of America Corporation
2.57%, 10/20/32	1,566	1,351
5.47%, 01/23/35	1,633	1,657
5.74%, 02/12/36	1,782	1,777
2.48%, 09/21/36	4,632	3,860
Bank of Montreal
3.80%, 12/15/32 (k)	3,058	2,955
Bank of New York Mellon Corporation, The
6.30%, (100, 03/20/30) (h)	1,757	1,815
5.06%, 07/22/32	1,811	1,827
Banque Nationale Du Canada
4.50%, 10/10/29 (k)	715	707
Barclays PLC
5.09%, 06/20/30 (k)	474	471
5.34%, 09/10/35 (k)	2,193	2,145
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (d)	500	481
BNP Paribas
7.75%, (100, 08/16/29) (e) (h) (k)	1,612	1,658
BPCE
6.29%, 01/14/36 (e) (k)	2,429	2,516
Brighthouse Financial, Inc.
2.00%, 06/28/28 (e)	1,172	1,068
Brookfield Financial, Inc.
5.81%, 03/03/55	2,121	2,073

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Brown & Brown, Inc.
5.65%, 06/11/34	2,041	2,075
CaixaBank, S.A.
6.04%, 06/15/35 (e)	2,164	2,238
Canadian Imperial Bank of Commerce
5.25%, 01/13/31 (k)	2,027	2,050
Citigroup Inc.
3.07%, 02/24/28	842	818
6.17%, 05/25/34	1,016	1,040
5.41%, 09/19/39	2,119	2,030
Citizens Financial Group, Inc.
5.84%, 01/23/30	1,028	1,055
Comerica Incorporated
5.98%, 01/30/30	1,012	1,028
Commonwealth Bank of Australia
5.93%, 03/14/46 (e) (k)	2,393	2,366
Credit Agricole SA
5.86%, 01/09/36 (e) (k)	2,188	2,235
DBS Group Holdings Ltd
1.82%, 03/10/31 (d)	1,200	1,168
Fiserv, Inc.
5.45%, 03/15/34	1,926	1,953
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (e)	315	308
General Motors Financial Company, Inc.
5.63%, 04/04/32	1,239	1,225
GGAM Finance Ltd.
6.88%, 04/15/29 (e)	525	533
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (e)	860	873
Global Bank Corporation
5.25%, 04/16/29 (d)	700	661
Global Payments Inc.
4.95%, 08/15/27	1,955	1,971
Goldman Sachs Group, Inc., The
6.85%, (100, 02/10/30) (h)	1,122	1,140
5.33%, 07/23/35	1,958	1,950
Golub Capital BDC, Inc.
2.05%, 02/15/27	1,097	1,032
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	200	208
Hightower Holdings LLC
6.75%, 04/15/29 (e)	315	305
HUB International Limited
7.25%, 06/15/30 (e)	260	268
Huntington Bancshares Incorporated
5.27%, 01/15/31	1,212	1,225
5.71%, 02/02/35	1,018	1,028
Icahn Enterprises L.P.
5.25%, 05/15/27	415	395
ING Groep N.V.
5.07%, 03/25/31 (k)	940	943
Intergroup Financial Services Corp.
4.13%, 10/19/27 (d)	600	580
Itau Unibanco Holding S.A.
7.56% (d) (h)	700	705
JPMorgan Chase & Co.
5.14%, 01/24/31	1,775	1,801
5.29%, 07/22/35	4,043	4,061
KeyCorp
4.79%, 06/01/33	1,102	1,057
LFS Topco LLC
5.88%, 10/15/26 (e)	340	332
M&T Bank Corporation
6.08%, 03/13/32	993	1,031
Macquarie Airfinance Holdings Limited
5.20%, 03/27/28 (e)	1,032	1,034
6.40%, 03/26/29 (e)	980	1,014
5.15%, 03/17/30 (e)	259	256
6.50%, 03/26/31 (e)	215	224
Markel Group Inc.
6.00%, 05/16/54	773	777
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (e)	2,304	1,385
MetLife, Inc.
6.35%, 03/15/55	1,743	1,747
Mitsubishi UFJ Financial Group, Inc.
5.57%, 01/16/36	2,431	2,484
Morgan Stanley
5.95%, 01/19/38	1,037	1,046
5.94%, 02/07/39	2,045	2,065
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (e)	545	544
NatWest Group PLC
7.30%, (100, 11/19/34) (h) (k)	1,000	986
NatWest Markets PLC
5.41%, 05/17/29 (e)	2,190	2,241
Navient Corporation
5.00%, 03/15/27	290	284
OneMain Finance Corporation
7.13%, 03/15/26	35	36
7.50%, 05/15/31	630	641
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (k)	1,100	1,087
1.83%, 09/10/30 (e) (k)	1,400	1,383
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	425	433
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	280	262
7.88%, 12/15/29 (e)	310	323
PT. Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (d)	900	879
RFNA, LP
7.88%, 02/15/30 (e)	650	643
Santander Holdings USA, Inc.
5.47%, 03/20/29	1,314	1,321
Starwood Property Trust, Inc.
7.25%, 04/01/29 (e)	350	359
6.00%, 04/15/30 (e)	165	162
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/25 (e) (i) (j)	700	13
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	221	219
Truist Financial Corporation
7.16%, 10/30/29	885	953
5.15%, 08/05/32	2,057	2,060
UBS Group AG
5.38%, 09/06/45 (e)	1,311	1,253
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (d) (l)	263	8
United Overseas Bank Limited
1.75%, 03/16/31 (d)	1,000	969
2.00%, 10/14/31 (d)	900	863
Walker & Dunlop, Inc.
6.63%, 04/01/33 (e)	325	324
Wells Fargo & Company
4.81%, 07/25/28	1,808	1,814
2.88%, 10/30/30	2,057	1,896
6.49%, 10/23/34	3,083	3,326
Westpac Banking Corporation
5.62%, 11/20/35 (k)	2,123	2,116
		156,688
Utilities 3.4%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (d)	400	343
3.87%, 07/22/31 (d)	900	730
Adani Energy Solutions Limited
4.00%, 08/03/26 (d)	800	768
4.25%, 05/21/36 (d)	798	660
AEP Texas Inc.
5.45%, 05/15/29	1,196	1,224
AES Andres B.V.
5.70%, 05/04/28 (e)	800	770
Ameren Corporation
3.65%, 02/15/26	5,000	4,975
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,492

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Arizona Public Service Company
5.70%, 08/15/34	2,029	2,069
Black Hills Corporation
6.00%, 01/15/35	1,979	2,046
Boston Gas Company
3.15%, 08/01/27 (e)	5,000	4,832
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (e)	600	611
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (e)	200	200
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (d)	302	311
Chile Electricity PEC SpA
0.00%, 01/25/28 (b) (e)	1,705	1,481
Cometa Energia SA de CV
6.38%, 04/24/35 (d)	755	751
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (d)	200	170
6.45%, 01/24/35 (e)	400	385
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,206
6.63%, 05/15/55	1,279	1,270
DTE Energy Company
5.85%, 06/01/34	3,212	3,320
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,848
3.95%, 08/15/47	2,724	2,047
5.00%, 08/15/52	703	613
5.80%, 06/15/54	1,454	1,422
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (e)	1,000	932
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (d)	508	456
Enel Finance International N.V.
5.13%, 06/26/29 (e)	782	791
Energuate Trust
5.88%, 05/03/27 (d)	600	597
Entergy Arkansas, LLC
5.75%, 06/01/54	1,037	1,033
Entergy Corporation
7.13%, 12/01/54	1,044	1,058
Eversource Energy
5.50%, 01/01/34	1,054	1,060
Exelon Corporation
5.45%, 03/15/34	3,925	3,992
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	1,041	970
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	342	336
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (d)	3,661	3,534
GNL Quintero S.A
4.63%, 07/31/29 (d)	1,324	1,305
ITC Holdings Corp.
2.95%, 05/14/30 (e)	1,250	1,141
5.40%, 06/01/33 (e)	750	753
JSW Energy Limited
4.13%, 05/18/31 (d)	1,106	993
JSW Hydro Energy Limited
4.13%, 05/18/31 (e)	369	331
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (d)	578	568
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	953	923
National Fuel Gas Company
5.95%, 03/15/35	869	883
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54	997	1,020
Niagara Energy S.A.C.
5.75%, 10/03/34 (d)	1,000	988
NiSource Inc.
5.35%, 04/01/34	2,102	2,106
6.95%, 11/30/54	1,015	1,029
5.85%, 04/01/55	1,723	1,712
NRG Energy, Inc.
6.00%, 02/01/33 (e)	300	292
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,882
Oklahoma Gas and Electric Company
5.80%, 04/01/55	2,069	2,065
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	265	261
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	300	303
San Diego Gas & Electric Company
5.35%, 04/01/53	588	552
Sempra
5.50%, 08/01/33	4,000	4,022
Sociedad Austral De Transmision Troncal S.A.
4.00%, 01/27/32 (d)	200	183
Southwestern Electric Power Company
3.25%, 11/01/51	1,538	1,000
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (e)	290	262
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	1,500	1,444
The Southern Company
3.70%, 04/30/30 (k)	2,500	2,379
6.38%, 03/15/55	1,410	1,456
Transelec S.A.
3.88%, 01/12/29 (e)	2,500	2,401
Virginia Electric and Power Company
5.55%, 08/15/54	747	723
Vistra Operations Company LLC
7.75%, 10/15/31 (e)	305	320
6.88%, 04/15/32 (e)	315	321
		92,921
Industrials 2.9%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (e)	310	315
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (d)	400	375
4.38%, 07/03/29 (d)	800	721
3.10%, 02/02/31 (d) (g)	300	242
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (e)	508	510
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (e)	200	202
AGCO Corporation
5.80%, 03/21/34	2,035	2,062
Aircastle Limited
5.25%, 03/15/30 (e)	1,941	1,933
Allied Universal Holdco LLC
6.00%, 06/01/29 (e) (g)	235	216
7.88%, 02/15/31 (e)	670	679
American Airlines, Inc.
8.50%, 05/15/29 (e)	515	523
Arcosa, Inc.
6.88%, 08/15/32 (e)	205	208
Artera Services, LLC
8.50%, 02/15/31 (e)	60	56
Berry Global Escrow Corporation
4.88%, 07/15/26 (e)	778	776
Berry Global, Inc.
5.65%, 01/15/34	1,210	1,226
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (d)	1,504	1,170
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	205	196
Builders FirstSource, Inc.
6.38%, 03/01/34 (e)	315	313
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,448	1,372
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (e)	95	96
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (e)	65	40
9.50%, 08/15/29 (e)	265	220

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Corporation De Securite Garda World
4.63%, 02/15/27 (e)	625	608
6.00%, 06/01/29 (e)	320	300
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	2,563	2,592
CSX Corporation
3.80%, 11/01/46	5,289	4,126
Cummins Inc.
5.45%, 02/20/54	996	974
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (e)	570	571
Element Fleet Management Corp.
6.32%, 12/04/28 (e)	2,002	2,103
5.04%, 03/25/30 (e)	1,732	1,734
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (e)	525	526
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (e) (g)	1,095	963
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (d)	402	408
Fortress Transportation And Infrastructure Investors LLC
5.88%, 04/15/33 (e)	320	307
GATX Corporation
5.50%, 06/15/35	1,217	1,218
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	1,055	1,054
Goat Holdco LLC
6.75%, 02/01/32 (e)	290	284
GrafTech Finance Inc.
4.63%, 12/23/29 (e) (g)	150	103
Griffon Corporation
5.75%, 03/01/28	420	411
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (d)	1,100	1,081
Hexcel Corporation
5.88%, 02/26/35 (m)	1,205	1,227
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (e)	750	752
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,417	1,451
Jeld-Wen Holding, Inc.
7.00%, 09/01/32 (e) (g)	160	142
Jeld-Wen, Inc.
4.88%, 12/15/27 (e)	220	205
JetBlue Airways Corporation
9.88%, 09/20/31 (e)	195	192
JSW Infrastructure Limited
4.95%, 01/21/29 (d)	700	675
Lightning Power LLC
7.25%, 08/15/32 (e)	305	314
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (d)	2,678	2,704
4.35%, 04/05/36 (d)	848	793
Madison IAQ LLC
5.88%, 06/30/29 (e)	585	553
MasTec, Inc.
5.90%, 06/15/29 (m)	2,014	2,064
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (e)	525	521
MV24 Capital B.V.
6.75%, 06/01/34 (d)	2,106	2,029
Northrop Grumman Corporation
5.20%, 06/01/54	2,179	2,039
Novelis Corporation
4.75%, 01/30/30 (e)	435	405
Owens Corning
5.70%, 06/15/34	965	991
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (e)	2,093	2,119
Pike Corporation
8.63%, 01/31/31 (e)	255	269
Quanta Services, Inc.
5.25%, 08/09/34	2,062	2,037
Quikrete Holdings, Inc.
6.75%, 03/01/33 (e)	430	429
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (m)	1,991	2,027
Republic Services, Inc.
5.15%, 03/15/35	2,492	2,508
Rollins, Inc.
5.25%, 02/24/35 (e)	883	878
San Miguel Industrias Pet S.A.
3.75%, 08/02/28 (a) (d) (n)	200	185
Seaspan Corporation
5.50%, 08/01/29 (e)	330	299
Simpar Europe
5.20%, 01/26/31 (d)	400	316
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (e)	2,175	2,208
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (e)	190	210
Standard Building Solutions Inc.
6.50%, 08/15/32 (e)	260	260
Star Leasing Company, LLC
7.63%, 02/15/30 (e)	380	365
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (e)	2,650	2,647
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	325	319
TMS International Corp.
6.25%, 04/15/29 (e)	220	205
TransDigm Inc.
5.50%, 11/15/27	520	514
6.88%, 12/15/30 (e)	515	526
Triton Container International Limited
3.25%, 03/15/32	1,531	1,312
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	2,371	2,331
4.80%, 09/15/34	2,064	2,006
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (e)	580	549
Veralto Corporation
5.35%, 09/18/28	2,053	2,103
Verisk Analytics, Inc.
5.25%, 06/05/34	2,060	2,068
Watco Companies, L.L.C.
7.13%, 08/01/32 (e)	520	523
Wesco Distribution, Inc.
6.38%, 03/15/33 (e)	170	171
XPO, Inc.
7.13%, 06/01/31 (e)	650	667
		79,922
Energy 2.7%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (d)	969	970
Aethon United BR LP
7.50%, 10/01/29 (e)	490	499
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (d)	531	531
5.75%, 06/15/33 (e)	1,000	858
5.75%, 06/15/33 (d)	1,500	1,287
Apa Corp.
6.10%, 02/15/35 (e)	1,103	1,098
Archrock Partners, L.P.
6.63%, 09/01/32 (e)	510	512
Bip-V Chinook
5.50%, 06/15/31 (e)	540	518
Blue Racer Midstream, LLC
7.25%, 07/15/32 (e)	520	539
Buckeye Partners, L.P.
6.88%, 07/01/29 (e)	730	742
Canacol Energy Ltd.
5.75%, 11/24/28 (d)	1,400	742
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	2,234	2,093
Cheniere Energy, Inc.
4.63%, 10/15/28	2,123	2,099

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
5.65%, 04/15/34	1,000	1,010
Chord Energy Corporation
6.75%, 03/15/33 (e)	475	473
Civitas Resources, Inc.
8.38%, 07/01/28 (e)	205	212
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	470	439
CNX Resources Corporation
6.00%, 01/15/29 (e)	330	325
Devon Energy Corporation
5.75%, 09/15/54	1,104	1,010
DT Midstream, Inc.
4.13%, 06/15/29 (e)	1,095	1,031
Eastern Energy Gas Holdings, LLC
5.65%, 10/15/54	2,100	2,030
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	3,150	2,135
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	346	338
Enable Midstream Partners, LP
5.00%, 05/15/44 (n)	2,248	1,934
Energy Transfer LP
5.95%, 05/15/54	2,105	2,012
7.13%, 10/01/54	1,061	1,077
Enlink Midstream, LLC
5.38%, 06/01/29	1,009	1,023
5.65%, 09/01/34	3,132	3,160
Enterprise Products Operating LLC
5.55%, 02/16/55	2,048	1,986
Expand Energy Corporation
5.70%, 01/15/35	1,030	1,035
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (d)	810	660
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	200	177
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	1,278	1,197
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (e)	219	219
6.75%, 09/01/29 (e)	505	512
Harvest Midstream I, L.P.
7.50%, 05/15/32 (e)	495	508
Hess Infrastructure Partners LP
5.88%, 03/01/28 (e)	1,072	1,078
5.50%, 10/15/30 (e)	1,420	1,394
HF Sinclair Corporation
5.75%, 01/15/31	677	685
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (e)	305	292
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,395	3,734
Kinetik Holdings LP
5.88%, 06/15/30 (e)	1,037	1,027
Kodiak Gas Services, LLC
7.25%, 02/15/29 (e)	520	531
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (e)	420	370
Matador Resources Company
6.50%, 04/15/32 (e)	420	417
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (d)	600	591
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	1,400	1,409
MPLX LP
5.50%, 06/01/34	2,058	2,047
Nabors Industries, Inc.
9.13%, 01/31/30 (e)	330	330
8.88%, 08/15/31 (e) (g)	130	113
NGL Energy Operating LLC
8.13%, 02/15/29 (e)	420	423
NGPL PipeCo LLC
3.25%, 07/15/31 (e)	2,379	2,084
NuStar Logistics, L.P.
6.00%, 06/01/26	510	511
Occidental Petroleum Corporation
5.38%, 01/01/32	454	448
ONEOK, Inc.
6.63%, 09/01/53	5,916	6,189
Parkland Corporation
4.63%, 05/01/30 (e)	290	272
PBF Holding Company LLC
6.00%, 02/15/28	110	102
Permian Resources Operating, LLC
7.00%, 01/15/32 (e)	530	543
6.25%, 02/01/33 (e)	1,315	1,311
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (d)	600	449
5.63%, 06/19/47 (d)	600	377
Petroleos Mexicanos
6.75%, 09/21/47	1,000	684
PT. Pertamina (Persero)
1.40%, 02/09/26 (d)	1,000	970
Raizen Fuels Finance S.A.
5.70%, 01/17/35 (d)	1,200	1,140
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (e)	260	268
SM Energy Company
7.00%, 08/01/32 (e)	505	497
Sunoco LP
6.00%, 04/15/27	225	224
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (e)	265	266
Targa Resources Corp.
5.50%, 02/15/35	447	445
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,827
Transocean Inc
8.00%, 02/01/27 (e)	189	188
Vallourec
7.50%, 04/15/32 (e)	535	559
Venture Global LNG, Inc.
8.13%, 06/01/28 (e)	365	373
8.38%, 06/01/31 (e)	235	238
9.88%, 02/01/32 (e)	140	149
Vine Energy Holdings LLC
6.75%, 04/15/29 (e)	620	628
Vital Energy, Inc.
7.88%, 04/15/32 (e) (g)	355	330
Weatherford International Ltd
8.63%, 04/30/30 (e)	510	518
		74,022
Information Technology 2.0%
Amentum Escrow Corp.
7.25%, 08/01/32 (e)	310	306
Amphenol Corporation
5.38%, 11/15/54	1,028	1,010
AppLovin Corporation
5.38%, 12/01/31	1,028	1,032
Arrow Electronics, Inc.
5.15%, 08/21/29	2,071	2,081
Atlassian Corporation
5.25%, 05/15/29	1,706	1,738
Broadcom Inc.
3.42%, 04/15/33 (e)	3,264	2,909
3.19%, 11/15/36 (e)	2,634	2,163
Cadence Design Systems, Inc.
4.70%, 09/10/34	991	967
Castle United States Holding Corporation
9.50%, 02/15/28 (e)	90	40
Central Parent Inc.
8.00%, 06/15/29 (e)	115	101
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (e)	230	205
Cloud Software Group, Inc.
6.50%, 03/31/29 (e)	325	316
9.00%, 09/30/29 (e)	210	209
Dell Inc.
6.50%, 04/15/38	1,919	2,026

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Diebold Nixdorf, Incorporated
7.75%, 03/31/30 (e)	160	166
Ellucian Holdings Inc.
6.50%, 12/01/29 (e)	500	493
Foundry JV Holdco LLC
6.15%, 01/25/32 (e)	1,500	1,557
5.88%, 01/25/34 (e)	1,000	1,003
6.40%, 01/25/38 (e)	1,201	1,259
Helios Software Holdings, Inc.
4.63%, 05/01/28 (e)	450	405
Hewlett Packard Enterprise Company
5.00%, 10/15/34	5,133	4,997
Intuit Inc.
5.50%, 09/15/53	1,754	1,741
Kyndryl Holdings, Inc.
4.10%, 10/15/41	3,839	2,979
Marvell Technology, Inc.
5.95%, 09/15/33	3,965	4,131
McAfee Corp.
7.38%, 02/15/30 (e)	175	155
Micron Technology, Inc.
5.80%, 01/15/35	3,020	3,090
Minerva Merger Sub Inc
6.50%, 02/15/30 (e)	415	390
NetApp, Inc.
1.88%, 06/22/25	1,893	1,880
Oracle Corporation
3.80%, 11/15/37	750	632
5.38%, 09/27/54	1,339	1,220
Qorvo, Inc.
3.38%, 04/01/31 (e)	1,202	1,053
Renesas Electronics Corporation
2.17%, 11/25/26 (e) (m)	4,494	4,308
Synopsys, Inc.
5.15%, 04/01/35	1,707	1,714
UKG Inc.
6.88%, 02/01/31 (e)	255	259
VeriSign, Inc.
5.25%, 06/01/32	2,561	2,586
Workday, Inc.
3.70%, 04/01/29	1,926	1,854
3.80%, 04/01/32	1,123	1,040
		54,015
Consumer Discretionary 1.8%
Academy, Ltd.
6.00%, 11/15/27 (e)	420	419
Acushnet Company
7.38%, 10/15/28 (e)	265	274
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (g)	210	181
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	285	257
AutoNation, Inc.
5.89%, 03/15/35	1,715	1,712
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (e)	780	768
Caesars Entertainment, Inc.
6.00%, 10/15/32 (e) (g)	690	644
Carnival Corporation
6.13%, 02/15/33 (e)	713	702
Carvana Co.
9.00%, 12/01/28 (e) (l) (n)	172	177
11.00%, 06/01/30 (e) (l) (n)	285	302
Clarios Global LP
6.25%, 05/15/26 (e)	58	58
6.75%, 05/15/28 - 02/15/30 (e)	1,015	1,028
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (e)	260	268
D.R. Horton, Inc.
5.00%, 10/15/34	2,251	2,191
Dana Incorporated
5.38%, 11/15/27	120	118
5.63%, 06/15/28	310	305
DCLI Bidco LLC
7.75%, 11/15/29 (e)	260	267
Dealer Tire, LLC
8.00%, 02/01/28 (e)	325	317
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (e) (g)	390	296
Expedia Group, Inc.
3.80%, 02/15/28	2,166	2,114
5.40%, 02/15/35	2,584	2,572
Fertitta Entertainment LLC
6.75%, 01/15/30 (e)	365	316
Full House Resorts, Inc.
8.25%, 02/15/28 (e)	205	203
Gates Corporation
6.88%, 07/01/29 (e)	345	351
Genting New York LLC
7.25%, 10/01/29 (e)	365	372
Genuine Parts Company
4.95%, 08/15/29	2,083	2,090
Group 1 Automotive, Inc.
4.00%, 08/15/28 (e)	275	259
6.38%, 01/15/30 (e)	340	341
Hyatt Hotels Corporation
5.25%, 06/30/29	2,063	2,081
Hyundai Capital America
5.30%, 01/08/29 (e) (g)	4,120	4,155
Installed Building Products, Inc.
5.75%, 02/01/28 (e)	425	419
LBM Acquisition, LLC
6.25%, 01/15/29 (e) (g)	170	145
Life Time, Inc.
6.00%, 11/15/31 (e)	525	521
Light & Wonder, Inc.
6.63%, 03/01/30 (e)	220	207
Light and Wonder International, Inc.
7.25%, 11/15/29 (e)	245	249
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (e)	65	53
Lowe`s Companies, Inc.
5.63%, 04/15/53	1,207	1,162
Magic Mergeco, Inc.
5.25%, 05/01/28 (e)	205	141
7.88%, 05/01/29 (e)	165	89
Magnum Management Corporation
5.25%, 07/15/29	280	265
Marriott International, Inc.
5.30%, 05/15/34	2,087	2,080
Mattamy Homes Limited
4.63%, 03/01/30 (e)	645	593
McDonald's Corporation
4.45%, 03/01/47	2,397	2,038
Meritage Homes Corporation
5.65%, 03/15/35	1,204	1,187
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (e)	845	801
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (e)	405	380
NCL Corporation Ltd.
5.88%, 03/15/26 (e)	26	26
6.25%, 03/01/30 (e)	85	83
6.75%, 02/01/32 (e)	190	188
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (e)	210	204
4.81%, 09/17/30 (e)	215	204
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	300	299
O'Reilly Automotive, Inc.
5.00%, 08/19/34	1,049	1,030
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (d)	2,050	1,933
PENN Entertainment, Inc.
4.13%, 07/01/29 (e)	200	178
PetSmart, LLC
4.75%, 02/15/28 (e)	830	777

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
7.75%, 02/15/29 (e)	500	459
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (e)	145	107
Rivers Enterprise Borrower, LLC
6.63%, 02/01/33 (e)	755	743
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (e)	2,022	2,015
5.63%, 09/30/31 (e)	200	197
Sabre GLBL Inc.
8.63%, 06/01/27 (e)	145	143
10.75%, 11/15/29 (e)	201	203
Six Flags Operations Inc.
7.25%, 05/15/31 (e)	470	471
Sonic Automotive, Inc.
4.63%, 11/15/29 (e)	290	267
Staples, Inc.
10.75%, 09/01/29 (e)	315	285
12.75%, 01/15/30 (e)	70	47
Station Casinos LLC
6.63%, 03/15/32 (e)	260	258
Swf Holdings I Corp.
6.50%, 10/01/29 (e)	95	43
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (g)	235	213
Univision Communications Inc.
4.50%, 05/01/29 (e)	325	287
8.50%, 07/31/31 (e)	100	98
Upbound Group, Inc.
6.38%, 02/15/29 (e)	170	161
Verde Purchaser, LLC
10.50%, 11/30/30 (e)	210	223
Victra Holdings LLC
8.75%, 09/15/29 (e)	415	428
Viking Cruises Limited
9.13%, 07/15/31 (e)	240	256
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (e)	585	559
		47,853
Communication Services 1.5%
Acuris Finance US, Inc.
5.00%, 05/01/28 (e)	475	436
Altice Financing S.A.
5.00%, 01/15/28 (e)	245	184
Altice France Holding S.A.
5.50%, 10/15/29 (e)	470	371
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (e)	135	103
AT&T Inc.
2.75%, 06/01/31	4,000	3,554
3.50%, 09/15/53	6,085	4,146
Bell Canada inc.
6.88%, 09/15/55	1,234	1,239
C T Trust
5.13%, 02/03/32 (d) (g)	300	273
CCO Holdings, LLC
5.13%, 05/01/27 (e)	550	542
4.75%, 03/01/30 (e)	745	690
4.75%, 02/01/32 (e)	385	342
4.25%, 01/15/34 (e)	215	177
Charter Communications Operating, LLC
6.10%, 06/01/29	787	813
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (e)	225	186
7.88%, 04/01/30 (e)	200	196
Commscope Technologies LLC
5.00%, 03/15/27 (e)	185	166
CommScope, LLC.
4.75%, 09/01/29 (e)	122	108
9.50%, 12/15/31 (e)	200	206
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	430	403
CSC Holdings, LLC
6.50%, 02/01/29 (e)	795	660
5.75%, 01/15/30 (e)	505	268
DIRECTV Financing, LLC
5.88%, 08/15/27 (e)	450	436
DISH DBS Corporation
5.75%, 12/01/28 (e)	540	456
5.13%, 06/01/29	285	185
EchoStar Corporation
10.75%, 11/30/29	435	457
Frontier Communications Holdings, LLC
5.88%, 11/01/29	479	479
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	130	130
GCI, LLC
4.75%, 10/15/28 (e)	380	351
Gray Media, Inc.
10.50%, 07/15/29 (e)	265	277
iHeartCommunications, Inc.
9.13%, 05/01/29 (e) (m)	115	92
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	235	224
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	180	156
10.50%, 04/15/29 (e)	475	526
4.50%, 04/01/30 (e)	350	281
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (e)	260	263
Lumen Technologies, Inc.
8.00%, 06/01/36	225	87
Match Group Holdings II, LLC
5.00%, 12/15/27 (e)	570	558
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (e)	100	101
Meta Platforms, Inc.
4.45%, 08/15/52	2,358	2,007
Millicom International Cellular SA
5.13%, 01/15/28 (d)	360	351
6.25%, 03/25/29 (d)	630	627
MVC Acquisition Corp.
5.75%, 08/01/28 (e)	280	273
Netflix, Inc.
5.40%, 08/15/54	1,505	1,479
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	200	208
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	85	73
Sirius XM Radio Inc.
5.50%, 07/01/29 (e)	885	855
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	3,620	3,656
Telesat Canada
4.88%, 06/01/27 (e)	55	31
T-Mobile USA, Inc.
3.40%, 10/15/52	2,376	1,600
5.50%, 01/15/55	5,000	4,754
5.25%, 06/15/55	1,318	1,210
5.88%, 11/15/55	1,242	1,252
Videotron Ltee
5.70%, 01/15/35 (e)	2,087	2,093
Wayfair LLC
7.25%, 10/31/29 (e)	250	240
Windstream Services, LLC
8.25%, 10/01/31 (e)	315	321
		41,152
Health Care 1.3%
1261229 Bc Ltd.
10.00%, 04/15/32 (e)	400	398
1375209 BC Ltd
9.00%, 01/30/28 (e) (g)	87	87
AbbVie Inc.
4.70%, 05/14/45	2,232	2,016
5.50%, 03/15/64	1,175	1,153
AdaptHealth LLC
5.13%, 03/01/30 (e)	265	242
Amgen Inc.
5.75%, 03/02/63	3,005	2,931

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bausch + Lomb Corporation
8.38%, 10/01/28 (e)	650	673
Bausch Health Companies Inc.
8.50%, 01/31/27 (e)	195	185
4.88%, 06/01/28 (e)	440	354
5.25%, 01/30/30 (e)	185	110
14.00%, 10/15/30 (e)	30	29
Cardinal Health, Inc.
4.60%, 03/15/43	2,097	1,804
4.50%, 11/15/44	291	246
Centene Corporation
2.50%, 03/01/31	3,511	2,965
Community Health Systems, Inc.
6.00%, 01/15/29 (e)	345	307
6.88%, 04/15/29 (e)	180	117
4.75%, 02/15/31 (e)	330	261
Elevance Health, Inc.
4.55%, 05/15/52	593	487
Fortrea Holdings Inc.
7.50%, 07/01/30 (e) (g)	210	191
Gilead Sciences, Inc.
5.55%, 10/15/53	1,236	1,229
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	635	587
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	1,200	1,237
6.00%, 05/08/34	1,200	1,226
IQVIA Inc.
6.25%, 02/01/29	1,398	1,456
Labcorp Holdings Inc.
4.80%, 10/01/34	5,136	4,940
Lifepoint Health, Inc.
10.00%, 06/01/32 (e)	430	411
Mars, Incorporated
5.70%, 05/01/55 (e)	2,123	2,125
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (e)	540	518
Owens & Minor, Inc.
6.63%, 04/01/30 (e) (g)	115	101
Quest Diagnostics Incorporated
5.00%, 12/15/34	2,090	2,057
Radiology Partners, Inc.
7.78%, 01/31/29 (e) (l)	450	445
9.78%, 02/15/30 (a) (e) (l) (n)	98	91
Royalty Pharma PLC
5.40%, 09/02/34 (g)	2,034	2,007
Select Medical Corporation
6.25%, 12/01/32 (e) (g)	385	375
Sotera Health Holdings, LLC
7.38%, 06/01/31 (e)	285	290
Tenet Healthcare Corporation
6.25%, 02/01/27	335	335
6.13%, 10/01/28 - 06/15/30	830	827
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/34	2,075	2,067
		36,880
Materials 1.2%
Amcor Flexibles North America, Inc.
5.10%, 03/17/30 (e)	528	533
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	700	658
ArcelorMittal
6.00%, 06/17/34	1,084	1,109
Aris Mining Corporation
8.00%, 10/31/29 (e)	600	609
Arsenal AIC Parent LLC
8.00%, 10/01/30 (e)	150	153
Avient Corporation
6.25%, 11/01/31 (e)	100	99
Braskem Netherlands Finance B.V.
4.50%, 01/31/30 (d)	500	429
Cap S.A.
3.90%, 04/27/31 (d)	1,400	1,152
3.90%, 04/27/31 (e)	600	494
CCL Industries Inc.
3.05%, 06/01/30 (e)	1,477	1,344
Celanese US Holdings LLC
6.50%, 04/15/30	245	243
6.75%, 04/15/33	245	238
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (h)	500	490
CF Industries, Inc.
5.38%, 03/15/44	2,195	2,002
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (e)	325	318
Corporacion Nacional del Cobre de Chile
5.13%, 02/02/33 (d)	1,100	1,061
CSN Resources S.A.
5.88%, 04/08/32 (d) (g)	1,400	1,143
EQUATE Petrochemical Company K.S.C.C
5.00%, 05/18/25 (d)	1,400	1,400
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	198
5.25%, 09/01/29	300	303
GCC, S.A.B. de C.V
3.61%, 04/20/32 (d)	300	261
Glencore Funding LLC
5.37%, 04/04/29 (e)	3,601	3,657
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (d)	1,000	1,036
Illuminate Buyer LLC
9.00%, 07/01/28 (e)	485	484
INEOS Finance PLC
7.50%, 04/15/29 (e)	525	523
LD Celulose International GmbH
7.95%, 01/26/32 (e)	600	618
MATIV Holdings, Inc.
8.00%, 10/01/29 (e)	120	103
Minsur S.A.
4.50%, 10/28/31 (d)	1,000	918
Nexa Resources S.A.
6.50%, 01/18/28 (d)	400	413
Novelis Corporation
6.88%, 01/30/30 (e)	190	192
OCP S.A.
6.75%, 05/02/34 (d)	1,500	1,543
Office Cherifien Des Phosphates SA
4.50%, 10/22/25 (d)	400	398
Olin Corporation
6.63%, 04/01/33 (e)	185	180
Olympus Water US Holding Corporation
6.25%, 10/01/29 (e) (g)	200	176
Periama Holdings, LLC
5.95%, 04/19/26 (d)	500	499
PT. Freeport Indonesia
4.76%, 04/14/27 (d)	500	497
5.32%, 04/14/32 (d)	500	491
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (d)	1,000	999
Rio Tinto Finance (USA) plc
5.75%, 03/14/55	1,201	1,204
Sasol Financing USA LLC
4.38%, 09/18/26	200	193
Sealed Air Corporation
7.25%, 02/15/31 (e)	515	533
Sonoco Products Company
4.60%, 09/01/29	1,067	1,051
SunCoke Energy, Inc.
4.88%, 06/30/29 (e)	475	436
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (e)	720	774
Unigel Luxembourg SA
13.50%, 12/31/27 (e) (l)	43	39
13.50%, 12/31/27 (d) (l)	60	55
11.00%, 12/31/28 (e) (l)	49	19
11.00%, 12/31/28 (d) (l)	210	84
Vale Overseas Ltd
6.40%, 06/28/54	783	780

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	570	491
		32,623
Real Estate 1.1%
Agree Limited Partnership
2.60%, 06/15/33	1,030	841
American Homes 4 Rent, L.P.
5.50%, 02/01/34	3,031	3,031
American Tower Corporation
5.55%, 07/15/33	995	1,017
Americold Realty Operating Partnership, L.P.
5.60%, 05/15/32	855	859
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (e) (g)	80	60
7.00%, 04/15/30 (e) (g)	235	209
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (d)	696	688
7.25%, 01/31/41 (e)	1,293	1,278
Crown Castle Inc.
3.65%, 09/01/27	5,000	4,871
Extra Space Storage LP
5.40%, 02/01/34	2,094	2,095
Host Hotels & Resorts, L.P.
5.70%, 07/01/34	2,080	2,077
Iron Mountain Incorporated
7.00%, 02/15/29 (e)	405	414
6.25%, 01/15/33 (e)	100	99
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	1,065	1,062
3.25%, 04/15/33	1,230	1,044
Park Intermediate Holdings LLC
7.00%, 02/01/30 (e)	730	736
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (d)	1,050	1,042
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,568	1,578
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,002	871
Service Properties Trust
5.50%, 12/15/27	115	111
8.88%, 06/15/32 (g)	220	218
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	2,493	2,171
Uniti Group Inc.
10.50%, 02/15/28 (e)	239	254
VICI Properties Inc.
4.63%, 12/01/29 (e)	2,176	2,115
XHR LP
6.63%, 05/15/30 (e)	2,075	2,039
		30,780
Consumer Staples 1.0%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	747	641
3.00%, 02/16/31 (e)	480	412
Agrosuper S.A.
4.60%, 01/20/32 (d)	500	456
Ashtead Capital, Inc.
5.55%, 05/30/33 (e)	1,680	1,664
B.A.T Capital Corporation
4.54%, 08/15/47	1,834	1,467
Belron UK Finance PLC
5.75%, 10/15/29 (e)	680	675
Bunge Limited Finance Corp.
4.65%, 09/17/34	2,572	2,481
Campbell's Company, The
5.40%, 03/21/34	1,031	1,038
Cosan Overseas Limited
8.25% (d) (h)	1,400	1,395
Flowers Foods, Inc.
5.75%, 03/15/35	2,064	2,083
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (d) (g)	400	306
JBS USA Food Company
3.75%, 12/01/31	1,630	1,487
Keurig Dr Pepper Inc.
5.20%, 03/15/31	1,935	1,972
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (e)	220	195
Metis Merger Subordinated LLC
6.50%, 05/15/29 (e) (g)	355	335
Minerva Luxembourg S.A.
8.88%, 09/13/33 (e)	200	213
Movida Europe S.A.
7.85%, 04/11/29 (e)	500	444
NBM US Holdings, Inc.
6.63%, 08/06/29 (d)	600	600
Opal Bidco SAS
6.50%, 03/31/32 (e)	540	540
Philip Morris International Inc.
5.25%, 02/13/34	1,818	1,833
Post Holdings, Inc.
6.38%, 03/01/33 (e)	405	400
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (e)	225	225
Primo Water Holdings Inc.
6.25%, 04/01/29 (e)	315	314
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (d)	1,943	1,962
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (d)	1,680	1,194
U.S. Foods Inc.
5.75%, 04/15/33 (e)	700	683
United Natural Foods, Inc.
6.75%, 10/15/28 (e)	830	820
Vortex Opco LLC
8.00%, 04/30/30 (e)	53	13
11.26%, 04/30/30 (a) (e)	12	12
VT Topco, Inc.
8.50%, 08/15/30 (e)	535	561
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	80	72
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	315	323
		26,816
Total Corporate Bonds And Notes (cost $693,734)		673,672
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 21.0%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (n)	1,039	953
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,151	2,189
Series 2024-B-1A, 6.90%, 05/16/31	4,840	4,943
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31	1,448	1,455
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 2.43%, (1 Month Term SOFR + 0.33%), 01/25/37 (a) (n) (o)	2,517	1,263
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.93%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (n) (o)	2,341	1,598
AIMCO CLO 10 Ltd
Series 2019-D1RR-10A, 7.29%, (3 Month Term SOFR + 3.00%), 07/22/37 (a)	2,000	2,004
AIMCO CLO Series 2018-A
Series 2018-D1R-AA, 7.37%, 10/17/37 (a)	1,000	994
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	2,986	2,542
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 4.89%, (12 Month Treasury Average + 1.40%), 08/25/35 (a) (o)	159	151
Series 2005-A3-32T1, REMIC, 5.43%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,422	2,299

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 4.57%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (n) (o)	2,601	2,402
Series 2005-2A1-J12, REMIC, 2.54%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (n) (o)	5,549	2,758
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,371	2,125
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,166	1,721
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,363	1,745
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,108	1,877
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 4.65%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (n) (o)	528	565
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (n)	2,965	2,655
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 4.69%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (n) (o)	1,976	1,755
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 4.35%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (n) (o)	5,047	4,264
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,023	2,243
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,998	2,625
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 4.73%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (n) (o)	130	118
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,821
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,844
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,873
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,394
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,884
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,919
AREIT 2024-CRE9 Ltd
Series 2024-B-CRE9, 6.86%, (1 Month Term SOFR + 2.54%), 02/20/29 (a) (n)	1,820	1,811
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.70%, (1 Month Term SOFR + 1.45%), 07/19/38 (a)	2,290	2,281
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 1.42%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (n) (o)	10,530	5,579
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.90%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (n) (o)	13,068	3,110
Bain Capital Credit CLO 2023-3, Limited
Series 2023-C-3A, 7.55%, (3 Month Term SOFR + 3.25%), 07/24/36 (a)	1,000	1,003
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-D-4A, 9.29%, (3 Month Term SOFR + 5.00%), 10/21/36 (a)	500	507
Bain Capital Credit CLO 2024-4 Ltd
Series 2024-D1-4A, 7.97%, (3 Month Term SOFR + 3.10%), 10/23/37 (a)	500	500
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	1,308
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 5.00%, 02/20/35 (a)	181	169
Bank 2018-BNK14
Series 2018-A3-BN14, REMIC, 3.97%, 07/17/28	2,591	2,523
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,123
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,787
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31 (a)	2,121	1,623
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,223
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	618
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	3,078
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.70%, 05/25/35 (a)	1,716	1,624
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,368	2,357
Bank5 2024-5YR9
Series 2024-A3-5YR9, REMIC, 5.61%, 08/15/29	2,363	2,421
Barings CLO Ltd 2019-II
Series 2019-D1RR-2A, 7.20%, (3 Month Term SOFR + 2.90%), 10/15/38 (a)	500	498
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 7.60%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (n)	4,330	3,039
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	2,600	2,181
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,090
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,744
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,532
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,931
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,369	2,376
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 5.12%, 03/27/47 (a)	3,978	3,284
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 3.52%, 02/26/36 (a)	467	183
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 4.81%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (n)	1,143	1,175
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.45%, 03/26/37 (a)	39	37
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,982	1,349
BDS 2022-FL11 LLC
Series 2022-B-FL11, 6.67%, (1 Month Term SOFR + 2.35%), 03/19/39 (a)	2,230	2,232
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.56%, 05/25/35 (a)	55	53
Series 2005-22A1-7, REMIC, 5.04%, 09/25/35 (a)	62	35

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 4.91%, 11/25/30 (a)	—	—
Series 2002-1A2-11, REMIC, 3.25%, 02/25/33 (a)	1	—
Series 2002-1A1-11, REMIC, 6.75%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.57%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.95%, 01/25/34 (a)	29	29
Series 2004-2A1-8, REMIC, 5.97%, 11/25/34 (a)	94	84
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 5.12%, 01/26/36 (a)	132	93
Series 2007-2A1-R6, REMIC, 4.33%, 12/26/46 (a)	110	84
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	920
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,424
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,252
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (a)	3,446	2,854
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,689
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,400	2,431
Benchmark 2024-V8 Mortgage Trust
Series 2024-A2-V8, REMIC, 5.71%, 05/17/29 (a)	2,386	2,449
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,361	2,417
BlueMountain CLO XXIII Ltd
Series 2018-D1R-23A, 8.14%, (3 Month Term SOFR + 3.85%), 07/20/37 (a)	2,000	2,015
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C6, REMIC, 5.32%, 09/17/29	2,367	2,400
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,563	1,577
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.48%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,462	2,444
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (n)	7,248	7,304
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 7.58%, (1 Month Term SOFR + 3.27%), 08/15/28 (a) (n)	2,500	2,518
Campbellsville Independent School District
Series 2018-DR-27A, 8.39%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,503
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 7.30%, (3 Month Term SOFR + 3.01%), 01/30/31 (a) (e)	1,134	1,133
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 7.36%, (3 Month Term SOFR + 3.06%), 07/15/31 (a)	1,000	1,001
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR2-2A, 7.16%, (3 Month Term SOFR + 2.85%), 10/15/34 (a)	1,000	1,001
Canyon Capital CLO 2021-2 Ltd
Series 2021-D-1A, 7.66%, (3 Month Term SOFR + 3.36%), 04/17/34 (a)	1,000	996
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 7.61%, (3 Month Term SOFR + 3.31%), 07/17/34 (a)	1,000	974
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 10.86%, (3 Month Term SOFR + 6.56%), 10/16/34 (a)	1,000	997
Carlyle US CLO 2018-4 LTD
Series 2018-D1R-4A, 7.40%, (3 Month Term SOFR + 3.10%), 10/19/37 (a)	500	501
Carlyle US CLO 2019-4 LTD
Series 2019-A2R-4A, 6.05%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	992
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	1,500	1,490
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (n)	1,707	1,644
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 7.17%, (3 Month Term SOFR + 2.88%), 01/22/35 (a)	1,000	1,001
Series 2021-D1-8A, 7.97%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	1,000
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 0.84%, 01/25/37 (a) (n) (o)	2,507	697
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	274
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,887	2,829
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.76%, 12/25/35 (a)	30	29
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	336	113
CIFC Funding 2019-III Ltd
Series 2019-D1R2-3A, 7.04%, (3 Month Term SOFR + 2.75%), 01/16/38 (a)	500	500
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 7.06%, (3 Month Term SOFR + 2.75%), 01/15/38 (a)	500	493
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	573	517
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,766	2,709
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,560
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.50%, 12/12/29 (a)	2,584	2,109
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,939
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.21%, 10/25/37 (a) (n)	1,534	1,460
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,263
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	495	469
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 7.49%, (1 Year Treasury + 2.40%), 10/25/35 (a) (o)	6	6
Series 2005-1A3A-8, REMIC, 4.79%, 11/25/35 (a)	760	782
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 3.22%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (n) (o)	209	143
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,216
COMM 2015-CCRE22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.60%, 03/12/48 (a)	18,678	6
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.38%, 02/12/48 (a)	200	179
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 5.08%, 03/25/32 (a)	10	10
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	1,059

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.65%, 10/10/31 (a)	2,810	2,402
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	7,056	6,737
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,264	586
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	196	191
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.78%, 11/12/32 (a)	5,200	514
CWABS, Inc.
Series 2004-M1-3, REMIC, 5.18%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (n)	14	14
Series 2005-3A2A-HYB9, REMIC, 4.96%, (12 Month Term SOFR + 2.47%), 02/20/36 (a) (o)	9	9
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,003	984
Series 2004-A2-HYB6, REMIC, 5.96%, 11/21/34 (a)	203	195
Series 2004-A3-22, REMIC, 5.16%, 11/25/34 (a)	74	68
Series 2004-1A1-HYB9, REMIC, 5.41%, 02/20/35 (a)	13	13
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	2,814	1,663
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	860	402
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,789	1,764
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,889
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 4.26%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (n) (o)	4,639	3,983
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 7.68%, (3 Month Term SOFR + 3.36%), 08/15/31 (a) (e)	1,000	1,001
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 7.80%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	997
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 7.56%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	1,987
Empower CLO 2023-2 Ltd
Series 2023-B-2A, 7.05%, (3 Month Term SOFR + 2.75%), 07/15/36 (a)	500	503
Series 2023-C-2A, 7.70%, (3 Month Term SOFR + 3.40%), 07/15/36 (a)	500	504
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	362	360
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,803
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,036	2,812
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 5.27%, 10/25/35 (a)	198	178
Series 2005-4A1-AR6, REMIC, 5.63%, 02/25/36 (a)	39	36
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,210
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 7.56%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	1,000	1,001
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	500	471
Goldentree Loan Management US CLO 15 Ltd
Series 2022-DR-15A, 8.79%, (3 Month Term SOFR + 4.40%), 10/20/36 (a)	1,000	1,011
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	490	405
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 7.06%, (3 Month Term SOFR + 2.76%), 04/15/31 (a)	1,000	999
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (a)	2,300	2,277
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 5.87%, (1 Month Term SOFR + 1.55%), 07/16/35 (a) (n)	1,898	71
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 5.33%, 09/25/35 (a)	75	71
Series 2005-6A1-AR7, REMIC, 4.63%, 11/25/35 (a)	22	20
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,876
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	4,000	3,298
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 4.00%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (n) (o)	293	283
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 3.15%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (n) (o)	15,461	3,290
HarborView Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 5.02%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (n) (o)	26	25
Series 2005-3A1-4, REMIC, 5.04%, 07/19/35 (a)	119	88
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,675	4,596
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (n)	4,603	4,631
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (n)	1,220	1,156
Series 2024-A-I, 5.38%, 09/15/31	1,950	1,920
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 1.46%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (n) (o)	5,297	1,452
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 3.15%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (n) (o)	341	218
Hyundai Auto Receivables Trust 2024-C
Series 2024-C-C, 4.86%, 10/15/28	1,150	1,142
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,202
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 6.64%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.83%, 08/25/35 (a)	702	532
Series 2005-1A1-AR31, REMIC, 3.60%, 01/25/36 (a)	138	122
Invesco U.S. CLO 2023-3, Ltd.
Series 2023-B-3A, 6.95%, (3 Month Term SOFR + 2.65%), 07/15/36 (a)	1,000	1,000
Series 2023-C-3A, 7.45%, (3 Month Term SOFR + 3.15%), 07/15/36 (a)	500	503
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26 (a)	2,547	392
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 4.78%, (1 Month Term SOFR + 0.94%), 11/25/36 (a) (n) (o)	537	632
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	24
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	8	8
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.83%, 10/17/50 (a)	78,049	1,215

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Katayma CLO I, Ltd.
Series 2023-D-1A, 9.54%, (3 Month Term SOFR + 5.25%), 10/20/36 (a)	1,000	1,007
LCM 28 Ltd
Series D-28A, 7.50%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	984
LCM XIV Limited Partnership
Series DR-14A, 7.30%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (e)	2,000	2,001
LCM XV LP
Series DR-15A, 8.25%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,750	2,751
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 4.93%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,503	2,994
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 4.40%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (n) (o)	2,167	2,128
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 1.80%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (n) (o)	3,283	2,700
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-C-CRE5, REMIC, 6.78%, (1 Month Term SOFR + 2.46%), 07/15/36 (a)	2,000	1,989
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	2,290	2,287
Long Point Park CLO, Ltd.
Series 2017-C-1A, 6.96%, (3 Month Term SOFR + 2.66%), 01/17/30 (a)	1,000	1,001
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	964	971
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (n)	2,815	2,727
Marble Point CLO XXI LTD
Series 2021-D1-3A, 8.06%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	2,000
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 3.94%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (n) (o)	487	464
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 3.16%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (n) (o)	3,540	2,962
MASTR Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 1.51%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (n) (o)	267	67
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,272	788
Series 2006-1A10-2, REMIC, 6.00%, (1 Month Term SOFR + 6.00%), 06/25/36 (a)	1,082	670
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 5.01%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	8	8
Menlo CLO I Ltd
Series 2024-A1-1A, 5.69%, (3 Month Term SOFR + 1.42%), 01/20/38 (a)	2,000	2,000
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 4.93%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (n)	13	12
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 6.06%, 05/25/33 (a)	47	45
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 6.18%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	1,900	1,845
MF1 2023-FL12 LLC
Series 2023-B-FL12, 7.49%, (1 Month Term SOFR + 3.17%), 11/19/38 (a)	2,500	2,505
MF1 2024-FL14 LLC
Series 2024-AS-FL14, REMIC, 6.56%, (1 Month Term SOFR + 2.24%), 03/19/39 (a)	2,500	2,501
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.64%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	2,290	2,285
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (n)	3,889	3,927
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.97%, 09/25/30 (a)	8,210	7,350
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.28%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	18
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	1,347	1,145
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 1.16%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (n) (o)	9,783	3,390
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 4.95%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (n)	532	519
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	633	601
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	502	445
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	723	648
Series 2020-B-1A, 3.10%, 11/22/32	904	789
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	822	669
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,502	2,380
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A1-2, REMIC, 5.96%, 01/18/28	95	97
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	4,535	4,490
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	3,930	3,765
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	2,973
NJ Trust 2023-GSP
Series 2023-A-GSP, REMIC, 6.48%, 01/12/29 (a)	2,350	2,456
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,526	1,497
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (n)	3,104	3,113
Ocean Trails CLO V
Series 2014-DRR-5A, 8.00%, (3 Month Term SOFR + 3.71%), 10/14/31 (a)	1,000	1,001
Octagon Investment Partners 37 Ltd.
Series 2018-C-2A, 7.41%, (3 Month Term SOFR + 3.11%), 07/25/30 (a)	1,000	1,000
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 7.90%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	995
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 7.56%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	500
Octagon INVT P 34 17 1A 144A
Series 2017-D-34, 7.05%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	1,001
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 7.75%, (3 Month Term SOFR + 3.46%), 01/19/37 (a)	1,500	1,500
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 3.76%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (n) (o)	2,424	2,329
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 3.10%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (n) (o)	568	355
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 4.35%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (n) (o)	1,193	1,137
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	336	332

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 3.98%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (n) (o)	5,000	4,113
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (n)	12,114	12,191
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 4.83%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	2	2
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,320	4,230
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,654
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,104
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,937
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,865	5,527
PRPM, LLC
Series 2020-A1-4, 6.61%, 10/25/25 (a) (n) (o)	2,592	2,596
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,247	1,785
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 4.77%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (n)	778	710
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (n)	3,374	1,464
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 3.49%, 08/25/36 (a) (n)	1,983	697
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,539	2,262
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.21%, 01/25/36 (a)	3,080	2,212
Series 2006-A5-QS1, REMIC, 5.34%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	3,363	2,594
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (e)	4,000	3,941
Series 2023-B-1A, 5.75%, 09/15/28 (e)	3,000	2,924
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	1,621	1,536
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 0.61%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (n) (o)	12,463	5,202
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 0.63%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (n) (o)	210	42
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,263
Interest Only, Series 2016-XA-C5, REMIC, 1.82%, 10/13/48 (a)	26,053	308
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 1.16%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (n) (o)	15,852	2,852
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,143
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,525	1,481
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,717	1,551
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.15%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (e)	610	608
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	401	397
Sound Point CLO 36 Ltd
Series 2023-B-36A, 7.15%, (3 Month Term SOFR + 2.85%), 07/28/36 (a) (e)	500	500
Series 2023-C-36A, 7.70%, (3 Month Term SOFR + 3.40%), 07/28/36 (a) (e)	500	503
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 9.05%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	971
Sound Point CLO XVIII Ltd
Series 2017-C-4A, 7.05%, (3 Month Term SOFR + 2.76%), 01/21/31 (a)	1,000	984
Sound Point CLO XX Ltd
Series 2018-C-2A, 6.51%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	497
Sound Point CLO XXIII
Series 2019-DR-2A, 7.86%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,967
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 6.55%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	1,000	1,000
Sound Point CLO XXXI Ltd
Series 2021-D-3A, 7.81%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	942
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 2.20%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (n) (o)	5,506	2,734
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (e) (n)	1,622	1,558
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,790	3,715
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	641	634
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,411
Storm King Park CLO, Ltd
Series 2022-AR-1A, 5.66%, (3 Month Term SOFR + 1.36%), 10/15/37 (a)	2,200	2,209
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 3.43%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (n) (o)	927	860
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 4.93%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (n)	56	53
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 2.85%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (n) (o)	244	93
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 5.09%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (n)	2	2
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 3.72%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (n) (o)	3,094	2,101
STWD 2019-FL1, Ltd.
Series 2019-C-FL1, 6.38%, (1 Month Term SOFR + 2.06%), 07/15/38 (a)	350	347
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	1,995	2,026
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,080	2,136
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,505	2,338
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	2,018
Series 2024-A2-2A, 5.44%, 06/25/54	3,000	2,992
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 7.61%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	997
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (n)	2,416	2,300
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 7.35%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	1,000

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 7.46%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	1,500	1,501
Series 2018-E-1, 10.06%, (3 Month Term SOFR + 5.76%), 07/15/30 (a)	500	498
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	5,000	4,988
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,329	2,987
Trestles CLO VI Ltd
Series 2023-A1R-6A, 5.45%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	1,000	996
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 8.33%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	4,500	4,477
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	1,751	1,637
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.63%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (n)	1,528	1,524
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	2,349	2,274
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	460
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,846
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,389
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.65%, 03/12/46 (a)	2,351	2,087
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	62	60
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	399	395
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	4,095	4,062
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	1,891	1,762
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	250	232
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,172	1,179
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,455
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (a) (n)	4,799	4,802
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (n)	70	70
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (n)	228	228
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 7.35%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	1,001
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 7.31%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	985
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,180	2,024
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 4.64%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (n) (o)	33	33
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 4.98%, (12 Month Treasury Average + 1.20%), 11/25/42 (a) (o)	8	8
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 5.01%, 01/25/36 (a)	121	109
Series 2005-A1A1-AR13, REMIC, 5.01%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (n)	15	14
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 4.09%, 02/25/37 (a)	741	646
Series 2007-4A1-HY1, REMIC, 4.27%, 02/25/37 (a)	75	69
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 3.68%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (n) (o)	1,153	999
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.58%, 08/25/36 (a)	768	714
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 4.15%, 07/25/37 (a)	128	118
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.90%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 5.93%, (12 Month Treasury Average + 1.40%), 08/25/42 (a) (o)	14	14
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,619	1,503
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 6.55%, 12/25/37 (a)	343	314
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,552
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.57%, 03/17/51 (a)	59,087	871
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	2,200	1,882
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	911
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,798	2,439
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,400
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	868
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	1,469	1,353
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (n)	3,695	3,467
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 7.55%, (3 Month Term SOFR + 3.26%), 07/18/31 (a)	1,000	1,001
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 7.46%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	1,001
Series 2014-ER-2A, 10.31%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	842
Wind River 2021-1 CLO Ltd
Series 2021-D1R-1A, 8.24%, (3 Month Term SOFR + 3.95%), 07/20/37 (a)	500	505
Wind River 2021-4 CLO Ltd.
Series 2021-A-4A, 5.72%, (3 Month Term SOFR + 1.43%), 01/22/35 (a)	5,000	4,996
Total Non-U.S. Government Agency Asset-Backed Securities (cost $646,803)		574,556
SENIOR FLOATING RATE INSTRUMENTS 2.5%
Industrials 0.8%
Access CIG, LLC
2023 Term Loan, 9.29%, (3 Month Term SOFR + 4.25%), 08/15/28 (a)	292	292
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	653	646

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Air Comm Corporation, LLC
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 11/21/31 (a)	489	485
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	419	418
AllSpring Buyer LLC
2024 Term Loan B, 7.37%, (3 Month Term SOFR + 3.00%), 11/01/30 (a)	659	658
American Airlines, Inc.
2021 Term Loan, 9.30%, (3 Month Term SOFR + 4.75%), 03/10/28 (a)	276	282
APi Group DE, Inc.
2025 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	120	120
Arsenal AIC Parent LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	94	94
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	1,069	1,052
Carnival Corporation
2025 Term Loan (2027), 6.32%, (1 Month Term SOFR + 2.00%), 08/09/27 (a)	67	67
Clydesdale Acquisition Holdings, Inc
Term Loan, 0.00%, (SOFR + 3.25%), 03/27/32 (a) (p)	125	124
Cogentrix Finance Holdco I LLC
Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 02/13/32 (a)	105	105
Columbus McKinnon Corporation
2024 Term Loan, 6.83%, (3 Month Term SOFR + 2.50%), 05/14/28 (a)	36	36
Construction Partners Inc
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	355	352
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.67%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	191	160
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	55	45
Corpay Technologies Operating Company LLC
Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	80	80
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	144	143
2024 Incremental Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	180	179
CPPIB Capital Inc
Term Loan B, 7.58%, (3 Month Term SOFR + 2.75%), 08/07/31 (a)	174	173
CPPIB OVM Member U.S. LLC
Term Loan, 0.00%, (SOFR + 2.75%), 08/20/31 (a) (p)	40	40
Crosby US Acquisition Corp.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/16/29 (a)	173	173
Cube Industrials Buyer Inc
2024 Term Loan, 7.79%, (3 Month Term SOFR + 3.50%), 10/09/31 (a)	395	392
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 03/31/28 (a)	490	486
2021 2nd Lien Term Loan, 11.19%, (1 Month Term SOFR + 6.75%), 03/18/29 (a)	80	79
Dun & Bradstreet Corporation (The)
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 01/18/29 (a)	280	279
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	210	209
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	80	79
EAB Global, Inc.
2021 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/16/28 (a)	450	435
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	205	205
Eisner Advisory Group LLC
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	385	385
Element Materials Technology Group US Holdings Inc
2022 USD Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 04/12/29 (a)	408	407
EMRLD Borrower LP
2024 Term Loan B, 6.83%, (3 Month Term SOFR + 2.50%), 06/18/31 (a)	109	108
Everi Holdings Inc.
2021 Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	145	145
Fertitta Entertainment, LLC
2022 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 01/13/29 (a) (l)	983	967
Focus Financial Partners, LLC
2024 Term Loan B8, 0.00%, (1 Month Term SOFR + 3.25%), 09/10/31 (a) (p)	30	30
2025 Incremental Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/15/31 (a)	1,110	1,098
Fortrea Holdings Inc
Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 06/12/30 (a)	23	21
Garda World Security Corporation
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/01/29 (a)	130	129
GBT US III LLC
2025 Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 07/28/31 (a)	239	238
GFL Environmental Inc.
2025 Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 02/04/32 (a)	525	519
Grant Thornton Advisors LLC
2025 Term Loan B, 7.06%, (SOFR + 2.75%), 05/30/31 (a)	383	381
HighTower Holdings LLC
2025 Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 01/16/32 (a)	612	607
Homeserve USA Holding Corp
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 10/21/30 (a)	203	201
Kaman Corporation
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 01/30/32 (a) (p)	279	275
2025 Term Loan B, 7.03%, (3 Month Term SOFR + 2.75%), 01/30/32 (a)	128	126
2025 Term Loan B, 7.07%, (6 Month Term SOFR + 2.75%), 01/30/32 (a)	128	126
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.57%, (1 Month Term SOFR + 3.25%), 01/25/29 (a)	391	389
KKR Apple Bidco, LLC
2025 Term Loan, 6.82%, (1 Month Term SOFR + 2.50%), 09/25/31 (a)	1,363	1,351
LaserShip, Inc.
2024 Third Out Term Loan E, 12.93%, (1 Month Term SOFR + 1.50%), 08/10/29 (a)	53	13
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	594	546
LC AHAB US Bidco LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	190	188
Madison IAQ LLC
Term Loan, 6.76%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	600	593
Term Loan B, 0.00%, (SOFR + 3.25%), 03/26/32 (a) (p)	180	178
Madison Safety & Flow
Term Loan, 0.00%, (SOFR + 2.75%), 09/26/31 (a) (p)	20	20
Madison Safety & Flow LLC
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 09/19/31 (a)	184	184

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 12/17/28 (a)	27	26
2024 Second Out Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 12/17/28 (a)	46	39
Minimax Viking GmbH
Term Loan, 0.00%, (SOFR + 2.25%), 02/19/32 (a) (p)	105	105
Polar US Borrower, LLC
2024 Term Loan B1A, 9.90%, (3 Month Term SOFR + 5.50%), 10/16/28 (a)	147	81
PUG LLC
2024 Extended Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	391	389
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	241	238
2025 Term Loan B1, 6.57%, (1 Month Term SOFR + 2.25%), 04/14/31 (a)	74	73
2025 Term Loan B, 6.54%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	350	346
Spin Holdco Inc.
2021 Term Loan, 8.56%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	82	69
Tecta America Corp.
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/12/32 (a)	340	337
Tiger Acquisition, LLC
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 06/01/28 (a)	356	355
Titan Acquisition Limited
2024 Term Loan B, 8.78%, (6 Month Term SOFR + 4.50%), 02/01/29 (a)	501	498
TK Elevator US Newco Inc
USD Term Loan B, 7.74%, (6 Month Term SOFR + 3.50%), 04/11/30 (a)	677	674
TransDigm, Inc.
2023 Term Loan J, 6.83%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	917	911
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 17.95%, (3 Month Term SOFR + 7.89%), 09/29/28 (a) (l)	108	97
Veritiv Corporation
Term Loan B, 8.31%, (1 Month Term SOFR + 4.00%), 11/30/30 (a)	120	119
VT Topco, Inc.
2024 1st Lien Term Loan B, 7.32%, (3 Month Term SOFR + 3.00%), 08/12/30 (a)	163	163
WEC US Holdings Ltd.
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 01/20/31 (a)	527	522
WestJet Loyalty LP
Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	586	563
White Cap Buyer LLC
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	309	299
		23,017
Information Technology 0.3%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 9.58%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	140	143
Arches Buyer Inc.
2021 Term Loan B, 7.67%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	105	102
Ascend Learning, LLC
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	431	426
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 13.47%, (3 Month Term SOFR + 8.88%), 10/22/29 (a)	220	2
Boxer Parent Company Inc.
2025 USD Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 07/30/31 (a)	1,115	1,094
2024 2nd Lien Term Loan, 10.04%, (3 Month Term SOFR + 5.75%), 07/06/32 (a)	108	104
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	488	481
Castle US Holding Corporation
USD Term Loan B, 8.32%, (3 Month Term SOFR + 3.75%), 02/28/27 (a)	143	87
Central Parent Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 07/06/29 (a) (p)	170	145
Chamberlain Group Inc
Term Loan B, 7.67%, (1 Month Term SOFR + 3.25%), 10/22/28 (a)	379	375
Clearwater Analytics LLC
Term Loan, 0.00%, (SOFR + 2.25%), 02/10/32 (a) (p)	70	70
Cloud Software Group, Inc.
2024 USD Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 03/24/31 (a)	304	301
CoreLogic, Inc.
Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	153	150
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/08/26 (a)	118	102
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (c) (i) (j)	118	2
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 10/29/29 (a)	528	527
2024 2nd Lien Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	25	25
Endure Digital Inc.
Term Loan, 7.93%, (1 Month Term SOFR + 3.50%), 01/27/28 (a)	146	97
Gainwell Acquisition Corp.
Term Loan B, 8.43%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	380	356
Gen Digital Inc
Term Loan, 0.00%, (SOFR + 1.75%), 02/13/32 (a) (p)	420	415
Helios Software Holdings, Inc.
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 07/18/30 (a)	346	346
I-Logic Technologies Bidco Limited
2024 Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 02/16/28 (a)	313	312
ION Trading Technologies S.a.r.l.
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 04/01/28 (a)	144	142
Kaseya Inc.
2025 1st Lien Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 03/05/32 (a)	210	209
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 0.00%, (Prime + 3.25%), 03/29/29 (a) (p)	90	90
2025 Repriced Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/29/29 (a)	152	152
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	496	472
MH Sub I, LLC
2024 Term Loan B4, 8.57%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	258	236
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 06/05/31 (a)	357	353
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 06/07/32 (a)	225	219
Peraton Corp.
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/22/28 (a)	313	278
Polaris Newco LLC
USD Term Loan B, 8.30%, (3 Month Term SOFR + 3.75%), 06/03/28 (a)	392	374
RealPage, Inc
1st Lien Term Loan, 7.59%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	190	187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
2024 Incremental Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	145	145
Zayo Group Holdings, Inc.
USD Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	172	159
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	354	353
		9,031
Communication Services 0.3%
Altice France S.A.
2023 USD Term Loan B14, 9.80%, (3 Month Term SOFR + 5.50%), 08/31/28 (a)	424	379
Bally's Corporation
2021 Term Loan B, 7.80%, (SOFR + 3.25%), 08/05/28 (a)	302	268
Cengage Learning, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 03/22/31 (a)	86	85
2024 1st Lien Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 03/22/31 (a)	148	146
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.59%, (3 Month Term SOFR + 5.00%), 10/01/28 (a)	356	356
CMG Media Corporation
2024 Term Loan, 7.93%, (3 Month Term SOFR + 3.50%), 06/18/29 (a)	111	103
CommScope, Inc.
2024 Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 12/15/29 (a)	305	303
Creative Artists Agency, LLC
2024 1st Lien Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/12/31 (a)	35	35
Crown Finance US, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 10/31/31 (a)	304	302
CSC Holdings, LLC
2019 Term Loan B5, 7.17%, (Prime + 1.50%), 04/15/27 (a)	264	247
DirecTV Financing, LLC
Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 07/22/27 (a)	67	67
2024 Term Loan, 9.80%, (3 Month Term SOFR + 5.25%), 08/02/29 (a)	139	137
Endeavor Group Holdings Inc
Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 01/28/32 (a)	280	279
GOGO Intermediate Holdings LLC
Term Loan B, 8.19%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	190	178
Gray Television, Inc.
2021 Term Loan D, 7.44%, (1 Month Term SOFR + 3.00%), 10/27/28 (a)	196	179
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	884	881
iHeartCommunications, Inc.
2024 Term Loan, 10.21%, (1 Month Term SOFR + 5.78%), 05/01/29 (a)	105	85
Life Time Fitness Inc
2024 Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 10/22/31 (a)	249	249
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (a)	151	145
Motion Finco Sarl
2024 USD Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 11/30/29 (a)	144	138
NEP Group, Inc.
2023 Term Loan B, 9.32%, (3 Month Term SOFR + 3.25%), 08/19/26 (a)	526	488
Scientific Games Holdings LP
2024 USD Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 04/04/29 (a)	244	242
Townsquare Media, Inc.
2025 Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 01/17/31 (a) (c)	95	89
UFC Holdings, LLC
2024 Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 11/13/31 (a)	289	288
United Talent Agency, LLC
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 07/07/28 (a)	149	149
Univision Communications Inc.
2022 First Lien Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	298	289
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.72%, (SOFR + 3.17%), 03/06/31 (a)	329	316
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 03/09/27 (a) (p)	150	140
Ziggo Financing Partnership
USD Term Loan I, 6.93%, (1 Month Term SOFR + 2.50%), 04/17/28 (a)	270	263
		6,826
Financials 0.3%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.32%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	457	454
Alliant Holdings Intermediate, LLC
2024 Term Loan B6, 7.07%, (1 Month Term SOFR + 2.75%), 09/12/31 (a)	479	476
AmWINS Group, Inc.
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/23/32 (a)	349	346
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 8.04%, (1 Month Term SOFR + 2.75%), 02/28/31 (a)	189	186
2024 USD Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 02/28/31 (a)	12	12
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.82%, (1 Month Term SOFR + 3.50%), 02/15/27 (a)	609	609
Asurion LLC
2021 Term Loan B9, 7.69%, (1 Month Term SOFR + 3.25%), 02/05/28 (a)	305	302
2021 2nd Lien Term Loan B3, 9.69%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	100	94
2023 Term Loan B11, 8.67%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	118	117
2021 Second Lien Term Loan B4, 9.69%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	200	185
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.32%, (1 Month Term SOFR + 3.00%), 05/10/31 (a)	383	379
Cotiviti Corporation
2024 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	221	216
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 2.75%), 02/16/32 (a) (p)	350	342
Cross Financial Corp
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	351	351
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.29%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	194	166
OneDigital Borrower LLC
2025 Repriced Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 07/02/31 (a)	566	562
2024 2nd Lien Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 06/12/32 (a)	70	70
Opal US LLC
Term Loan, 0.00%, (SOFR + 3.25%), 03/01/32 (a) (p)	815	811
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 7.04%, (3 Month Term SOFR + 2.75%), 02/04/28 (a)	220	219
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 02/16/28 (a)	499	497
Starwood Property Trust, Inc.
2025 USD Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/02/30 (a)	152	152

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Trans Union, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	189	188
		6,734
Materials 0.2%
ECO Services Operations Corp
2024 Term Loan B, 6.29%, (3 Month Term SOFR + 2.00%), 06/09/31 (a)	707	695
Hexion Holdings Corporation
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	356	346
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 03/09/29 (a)	201	192
2024 USD Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 10/01/31 (a)	245	229
Ineos US Finance LLC
2023 USD Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	921	883
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/07/31 (a)	124	118
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.23%, (6 Month Term SOFR + 4.72%), 02/04/26 (a)	202	182
MI Windows and Doors, LLC
2024 Term Loan B2, 7.32%, (1 Month Term SOFR + 3.00%), 03/21/31 (a)	94	92
Natgasoline LLC
Term Loan B, 8.22%, (3 Month Term SOFR + 3.50%), 10/31/25 (a)	502	499
Term Loan, 0.00%, (SOFR + 5.50%), 03/24/30 (a) (c) (p)	125	122
Olympus Water US Holding Corporation
2024 USD Term Loan, 7.34%, (3 Month Term SOFR + 3.00%), 06/23/31 (a)	587	577
Pactiv Evergreen Group Holdings Inc.
2024 Term Loan B4, 6.82%, (1 Month Term SOFR + 2.50%), 09/25/28 (a)	400	399
Pregis TopCo Corporation
1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 07/25/26 (a)	582	582
Pretium Packaging, LLC
First Out Term Loan A, 9.29%, (SOFR + 3.75%), 10/01/28 (a)	97	97
Pretium PKG Holdings, Inc.
2021 2nd Lien Term Loan, 11.31%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	80	17
Staples, Inc.
2024 Term Loan B, 10.04%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	159	141
TricorBraun Holdings, Inc.
2021 Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	422	418
Trident TPI Holdings, Inc.
2024 Term Loan B7, 8.19%, (6 Month Term SOFR + 3.75%), 09/15/28 (a)	407	393
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 10/26/26 (a)	361	347
		6,329
Consumer Discretionary 0.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	40	39
2025 Delayed Draw Term Loan, 8.75%, (Prime + 1.25%), 02/11/32 (a)	420	415
Apro, LLC
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 06/26/31 (a)	373	371
Clarios Global LP
2024 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	647	637
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	1,405	1,382
DexKo Global Inc.
2021 USD Term Loan B, 8.34%, (3 Month Term SOFR + 3.75%), 09/24/28 (a) (l)	226	210
EG Group Limited
2024 Term Loan B, 8.56%, (3 Month Term SOFR + 4.25%), 02/07/28 (a)	264	264
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (a)	250	238
Michaels Companies, Inc.
2021 Term Loan B, 8.84%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	120	88
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 7.04%, (3 Month Term SOFR + 2.50%), 03/21/31 (a)	88	88
PENN Entertainment, Inc.
2022 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 04/13/29 (a)	592	591
PetSmart, Inc.
2021 Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 01/29/28 (a)	357	351
Sabre GLBL Inc.
2021 Term Loan B1, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	106	102
2021 Term Loan B2, 7.94%, (1 Month Term SOFR + 3.50%), 12/17/27 (a)	94	90
2024 Term Loan B1, 10.42%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	163	159
2024 Term Loan B2, 10.42%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	71	69
Springs Windows Fashions, LLC
2024 First Lien Second Out TL A2, 8.44%, (1 Month Term SOFR + 4.00%), 10/06/28 (a)	124	101
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	193	190
Whatabrands LLC
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	587	584
		5,969
Health Care 0.2%
1261229 Bc Ltd
Term Loan, 0.00%, (SOFR + 6.25%), 09/25/30 (a) (p)	165	158
ADMI Corp.
2021 Incremental Term Loan B3, 8.19%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	236	234
2023 Term Loan B5, 10.07%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	316	317
Aveanna Healthcare, LLC
2021 Term Loan B, 8.16%, (3 Month Term SOFR + 3.75%), 07/17/28 (a)	499	488
2021 2nd Lien Term Loan, 11.46%, (3 Month Term SOFR + 7.00%), 12/08/29 (a)	104	99
Bausch & Lomb Corporation
2023 Incremental Term Loan, 8.33%, (3 Month Term SOFR + 4.00%), 09/14/28 (a)	236	235
Bausch Lomb Corp
Term Loan, 7.67%, (1 Month Term SOFR + 3.25%), 05/05/27 (a)	1,795	1,788
CNT Holdings I Corp
2025 Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 11/08/32 (a)	386	384
Curium BidCo S.a r.l.
2024 Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 07/31/29 (a)	562	561
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	436	422
Radiology Partners Inc
2024 Extended Term Loan B, 8.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (a)	430	414
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 01/31/29 (a)	4	4
Sotera Health Holdings, LLC
2024 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/30/31 (a)	622	620
Team Health Holdings, Inc.
2022 Term Loan B, 9.54%, (3 Month Term SOFR + 5.25%), 03/02/27 (a) (l)	217	211
		5,935

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Consumer Staples 0.1%
Aspire Bakeries Holdings LLC
Term Loan, 8.57%, (1 Month Term SOFR + 4.25%), 12/16/30 (a)	294	294
CHG PPC Parent LLC
2021 Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 11/17/28 (a)	543	542
Eagle Parent Corp.
2022 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	470	446
Golden State Food LLC
Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 10/07/31 (a)	244	244
Sauer Brands Inc
Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 02/04/32 (a)	270	269
United Natural Foods, Inc.
2024 Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 04/25/31 (a)	203	205
		2,000
Utilities 0.1%
Compass Power Generation LLC
2024 Term Loan B3, 8.07%, (1 Month Term SOFR + 3.75%), 04/16/29 (a)	514	514
Lightning Power LLC
Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 08/08/31 (a)	328	325
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.31%, (3 Month Term SOFR + 4.00%), 05/07/29 (a)	194	194
2024 1st Lien Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 06/22/29 (a)	388	384
		1,417
Energy 0.0%
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.33%, (3 Month Term SOFR + 3.00%), 10/31/28 (a)	335	334
Brazos Delaware II, LLC
2025 Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 02/11/30 (a)	50	50
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.54%, (3 Month Term SOFR + 3.25%), 12/21/28 (a)	302	298
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	199	198
Par Petroleum, LLC
2024 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 02/28/30 (a)	103	101
WhiteWater DBR HoldCo, LLC
1st Lien Term Loan B, 6.65%, (3 Month Term SOFR + 2.25%), 03/03/31 (a)	184	183
		1,164
Real Estate 0.0%
Brand Industrial Services Inc
2024 Term Loan B, 8.79%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	292	275
Vestis Corporation
Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	133	132
		407
Total Senior Floating Rate Instruments (cost $70,234)		68,829
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (c) (i)	—	1
Flame Aggregator LLC (c) (i)	3	12
Financials 0.0%
Stichting Administratiekantoor Unigel Creditors (c) (i)	1	—
Stichting Administratiekantoor Unigel Creditors (c) (i)	—	—
Total Common Stocks (cost $0)		13
OTHER EQUITY INTERESTS 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (i) (q)	1,100	7
Total Other Equity Interests (cost $1,064)		7
WARRANTS 0.0%
Avation PLC (i)	10	3
Total Warrants (cost $0)		3
SHORT TERM INVESTMENTS 3.4%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 4.20% (r) (s)	45,234	45,234
U.S. Treasury Bill 1.4%
Treasury, United States Department of
4.21%, 07/31/25	40,000	39,437
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.30% (r) (s)	7,180	7,180
Total Short Term Investments (cost $91,853)		91,851
Total Investments 99.3% (cost $2,824,251)		2,713,887
Other Derivative Instruments (0.0)%		(79)
Other Assets and Liabilities, Net 0.7%		17,940
Total Net Assets 100.0%		2,731,748

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $230,528 and 8.4% of the Fund.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) All or a portion of the security was on loan as of March 31, 2025.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Non-income producing security.

(j) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(o) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(p) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	75,947	159,413	190,126	751	—	—	45,234	1.6
JNL Government Money Market Fund, 4.30% - Class SL	10,105	20,461	23,386	134	—	—	7,180	0.3
	86,052	179,874	213,512	885	—	—	52,414	1.9

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	948	970	0.1
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	333	343	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/21/23	701	730	—
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/09/23	768	768	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	639	660	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	733	641	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	400	375	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	785	721	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	292	242	—
Agrosuper S.A., 4.60%, 01/20/32	08/21/23	420	456	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	501	531	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,197	1,287	0.1
Assembleia da Republica, 0.48%, 10/18/30	02/09/23	376	386	—
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	11/07/24	690	688	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	08/20/24	294	294	—
Banco De Bogota, 6.25%, 05/12/26	01/22/24	397	402	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	716	744	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	1,163	1,204	0.1
Banco do Brasil S.A, 8.75% (callable at 100, 04/15/25)	06/15/23	1,679	1,833	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	457	—
Banco Espirito Santo S.A., 0.00%, 01/01/00	07/10/15	5,090	1,169	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	1,732	1,784	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	2,310	2,383	0.1
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	200	195	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	01/10/19	392	397	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/24/23	249	281	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/15/25	1,320	1,324	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	12/21/22	456	481	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,144	1,170	0.1
Braskem Netherlands Finance B.V., 4.50%, 01/31/30	11/18/24	438	429	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	781	706	—
C T Trust, 5.13%, 02/03/32	11/17/23	245	273	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	1,183	742	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,276	1,152	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	09/27/23	469	490	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/06/25	309	311	—
Cometa Energia SA de CV, 6.38%, 04/24/35	06/12/24	740	751	—
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	172	170	—
Commonwealth of Australia, 1.50%, 06/21/31	02/09/23	411	377	—
Corporacion Nacional del Cobre de Chile, 5.13%, 02/02/33	01/28/25	1,048	1,061	0.1
Cosan Overseas Limited, 8.25%	01/26/23	1,397	1,395	0.1
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,178	1,143	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,171	1,168	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	508	456	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	353	338	—
Energuate Trust, 5.88%, 05/03/27	05/28/24	584	597	—
EQUATE Petrochemical Company K.S.C.C, 5.00%, 05/18/25	03/16/23	1,399	1,400	0.1
Estado Espanol, 0.50%, 04/30/30	04/14/21	834	834	—
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/16/24	954	970	—
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	348	336	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	3,908	3,534	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	401	408	—
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	328	306	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	01/29/25	652	660	—
GCC, S.A.B. de C.V, 3.61%, 04/20/32	03/28/25	261	261	—
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	653	661	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,349	1,305	0.1
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	193	195	—
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	07/24/24	292	294	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/22/24	679	688	—
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	282	283	—
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	1,015	1,036	0.1
Gouvernement De France, 3.00%, 05/25/33	11/02/23	889	905	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	1,068	1,081	0.1
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	1,137	1,197	0.1
HM Treasury, 4.25%, 03/07/36	09/12/24	952	867	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	576	580	—
Ireland, Government of, 1.10%, 05/15/29	02/09/23	748	739	—
Itau Unibanco Holding S.A., 7.56%	10/02/23	573	705	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	985	993	0.1
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	673	675	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,758	2,704	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	774	793	—
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	596	591	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/18/24	1,411	1,409	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	556	568	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	332	351	—
Millicom International Cellular SA, 6.25%, 03/25/29	04/10/23	588	627	—
Minsur S.A., 4.50%, 10/28/31	03/12/24	896	918	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	885	923	—
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	247	248	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,981	2,029	0.1
NBM US Holdings, Inc., 6.63%, 08/06/29	03/28/25	601	600	—
Nexa Resources S.A., 6.50%, 01/18/28	01/15/25	405	413	—
Niagara Energy S.A.C., 5.75%, 10/03/34	02/06/25	974	988	0.1
OCP S.A., 6.75%, 05/02/34	01/17/25	1,525	1,543	0.1
Office Cherifien Des Phosphates SA, 4.50%, 10/22/25	08/21/24	398	398	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	11/16/23	250	261	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	1,055	1,087	0.1
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	03/05/24	1,034	1,042	0.1
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	1,903	1,933	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	07/18/24	498	499	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	552	449	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	480	377	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	538	540	—
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	1,930	1,962	0.1
PT. Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	878	879	—
PT. Freeport Indonesia, 4.76%, 04/14/27	07/30/24	495	497	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
PT. Freeport Indonesia, 5.32%, 04/14/32	02/14/24	485	491	—
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	03/12/24	999	999	0.1
PT. Pertamina (Persero), 1.40%, 02/09/26	04/25/24	966	970	—
Raizen Fuels Finance S.A., 5.70%, 01/17/35	01/31/25	1,120	1,140	0.1
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	868	824	—
Republique Francaise Presidence, 0.70%, 07/25/30	03/12/25	739	737	—
Republique Francaise Presidence, 1.50%, 05/25/31	04/12/21	523	398	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,165	1,194	0.1
San Miguel Industrias Pet S.A., 3.75%, 08/02/28	05/21/24	178	185	—
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	896	840	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	355	316	—
Sociedad Austral De Transmision Troncal S.A., 4.00%, 01/27/32	02/03/25	178	183	—
Unigel Luxembourg SA, 13.50%, 12/31/27	02/11/25	60	55	—
Unigel Luxembourg SA, 11.00%, 12/31/28	02/11/25	105	84	—
Unigel Netherlands Holding Corporation B.V., 15.00%, 12/31/44	02/11/25	24	8	—
United Overseas Bank Limited, 1.75%, 03/16/31	03/01/23	918	969	—
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	819	863	—
		96,127	90,273	3.3

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Air Comm Corporation, LLC – 2024 Delayed Draw Term Loan	41	-
Sauer Brands Inc – Delayed Draw Term Loan	25	-
Grant Thornton Advisors, LLC – 2025 Delayed Draw Term Loan	10	-
Kaman Corporation – 2025 Delayed Draw Term Loan	50	(1)
	126	(1)

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	7,400	July 2025	1,524,493	(58)	8,579
United States Long Bond	850	June 2025	98,179	159	1,511
				101	10,090
Short Contracts
United States 10 Year Ultra Bond	(1,650)	June 2025	(184,411)	(155)	(3,896)
United States 5 Year Note	(300)	July 2025	(32,452)	5	5
United States Ultra Bond	(50)	June 2025	(6,110)	(2)	(2)
				(152)	(3,893)

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	SSB	04/04/25	EUR	830	898	7
USD/EUR	SSB	04/04/25	EUR	(830)	(898)	(35)
					—	(28)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,288,901	16,055	1,304,956
Corporate Bonds And Notes	—	673,672	—	673,672
Non-U.S. Government Agency Asset-Backed Securities	—	574,556	—	574,556
Senior Floating Rate Instruments	—	68,616	213	68,829
Common Stocks	—	—	13	13
Other Equity Interests	—	7	—	7
Warrants	—	3	—	3
Short Term Investments	52,414	39,437	—	91,851
	52,414	2,645,192	16,281	2,713,887

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund (continued)
Liabilities - Securities
Senior Floating Rate Instruments[1]	—	(1)	—	(1)
	—	(1)	—	(1)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	10,095	—	—	10,095
Open Forward Foreign Currency Contracts	—	7	—	7
	10,095	7	—	10,102
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,898)	—	—	(3,898)
Open Forward Foreign Currency Contracts	—	(35)	—	(35)
	(3,898)	(35)	—	(3,933)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 89.9%
Brazil 15.1%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	4,613	4,618
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 04/15/25) (a) (b) (c)	5,300	5,398
Braskem Netherlands Finance B.V.
4.50%, 01/31/30 (a)	200	172
Cosan Overseas Limited
8.25% (a) (c)	7,300	7,273
CSN Resources S.A.
5.88%, 04/08/32 (a) (d)	5,000	4,082
LD Celulose International GmbH
7.95%, 01/26/32 (e)	3,500	3,608
Movida Europe S.A.
7.85%, 04/11/29 (a)	2,000	1,775
7.85%, 04/11/29 (e)	3,000	2,663
MV24 Capital B.V.
6.75%, 06/01/34 (a)	7,367	7,099
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	200	200
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (a)	5,553	5,607
Raizen Fuels Finance S.A.
5.70%, 01/17/35 (a)	900	855
Simpar Europe
5.20%, 01/26/31 (a)	6,725	5,309
Unigel Luxembourg SA
13.50%, 12/31/27 (e) (f)	96	88
13.50%, 12/31/27 (a) (f)	135	124
11.00%, 12/31/28 (e) (f)	110	44
11.00%, 12/31/28 (a) (f)	471	189
		49,104
Peru 14.1%
Banco de Credito del Peru
3.13%, 07/01/30 (a)	5,000	4,963
3.25%, 09/30/31 (a)	2,500	2,408
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (a)	8,000	7,944
6.40%, 04/30/35 (e)	1,800	1,832
Hunt Oil USA, Inc.
6.38%, 06/01/28 (a)	669	676
Intergroup Financial Services Corp.
4.13%, 10/19/27 (a)	3,000	2,901
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	2,840	2,867
4.35%, 04/05/36 (a)	7,235	6,767
Minsur S.A.
4.50%, 10/28/31 (a)	3,200	2,939
Niagara Energy S.A.C.
5.75%, 10/03/34 (a)	2,927	2,893
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (a)	2,817	2,771
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (a)	3,000	2,976
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	1,000	943
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (a)	800	599
5.63%, 06/19/47 (a)	3,300	2,072
		45,551
Mexico 11.6%
Alpha Holding, S.A. de C.V
0.00%, 12/31/25 (e) (g) (h)	292	2
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (a)	1,392	1,377
7.25%, 01/31/41 (e)	5,071	5,015
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (a) (c)	2,200	2,186
8.38%, (100, 05/20/31) (c) (e)	2,100	2,084
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (a)	2,200	2,241
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (a)	3,000	2,885
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a)	650	488
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (e)	2,900	2,955
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	400	392
Cometa Energia SA de CV
6.38%, 04/24/35 (a)	1,191	1,185
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (a)	200	170
6.45%, 01/24/35 (e)	3,300	3,176
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (a)	2,714	2,529
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (a)	538	519
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (a)	4,200	4,126
Petroleos Mexicanos
6.75%, 09/21/47	7,650	5,234
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	1,000	1,011
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/25 (e) (g) (h)	2,400	45
		37,620
India 9.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	2,000	1,716
3.87%, 07/22/31 (a)	2,000	1,622
Adani Energy Solutions Limited
4.25%, 05/21/36 (a)	5,365	4,440
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,764	4,945
3.00%, 02/16/31 (e)	664	570
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (a)	1,000	901
3.10%, 02/02/31 (a) (d)	2,600	2,094
Bharti Airtel Limited
4.38%, 06/10/25 (a)	200	200
JSW Energy Limited
4.13%, 05/18/31 (a)	4,425	3,971
JSW Hydro Energy Limited
4.13%, 05/18/31 (e)	1,180	1,059
JSW Infrastructure Limited
4.95%, 01/21/29 (a)	3,900	3,759
Periama Holdings, LLC
5.95%, 04/19/26 (a)	5,000	4,992
		30,269
Colombia 8.3%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	6,000	5,149
5.75%, 06/15/33 (e)	4,000	3,433
Aris Mining Corporation
8.00%, 10/31/29 (e)	1,200	1,219
Banco Davivienda S A
6.65%, (100, 04/22/31) (c) (e)	2,950	2,582
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	786
Canacol Energy Ltd.
5.75%, 11/24/28 (a)	6,070	3,216
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	11,540	7,822
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,126	1,142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	800	708
TermoCandelaria Power SA
7.75%, 09/17/31 (e)	700	704
		26,761
Chile 6.0%
Cap S.A.
3.90%, 04/27/31 (a)	4,950	4,072
3.90%, 04/27/31 (e)	2,250	1,851
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (e)	1,227	1,229
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (i)	682	592
0.00%, 01/25/28 (e) (i)	4,579	3,978
Corporacion Nacional del Cobre de Chile
5.13%, 02/02/33 (a)	4,000	3,858
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (a)	1,056	947
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (a)	2,279	2,228
GNL Quintero S.A
4.63%, 07/31/29 (a)	847	835
		19,590
Singapore 5.9%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	6,200	6,036
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (a) (j)	4,000	3,953
1.83%, 09/10/30 (e) (j)	3,000	2,964
United Overseas Bank Limited
1.75%, 03/16/31 (a)	6,500	6,299
		19,252
Indonesia 4.4%
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (a)	2,585	2,545
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (a)	4,000	4,025
PT. Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (a)	5,200	5,077
PT. Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	995
PT. Indonesia Asahan Aluminium
4.75%, 05/15/25 (a)	1,600	1,598
		14,240
Paraguay 3.7%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (a)	350	343
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (i)	5,067	3,942
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (a) (d)	2,374	1,813
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (i)	8,466	6,017
		12,115
South Africa 1.8%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	3,500	3,292
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (a)	2,300	2,384
		5,676
Morocco 1.7%
OCP S.A.
6.75%, 05/02/34 (a)	4,000	4,115
Office Cherifien Des Phosphates SA
4.50%, 10/22/25 (a)	1,460	1,452
		5,567
Dominican Republic 1.6%
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (e)	200	202
AES Andres B.V.
5.70%, 05/04/28 (e)	5,200	5,003
		5,205
Guatemala 1.6%
Banco Industrial S.A.
4.88%, 01/29/31 (a)	2,000	1,982
C T Trust
5.13%, 02/03/32 (a) (d)	800	729
Energuate Trust
5.88%, 05/03/27 (a)	2,300	2,288
		4,999
Vietnam 1.4%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	4,537	4,396
United States of America 1.1%
Millicom International Cellular SA
6.25%, 03/25/29 (a)	3,647	3,632
Kuwait 1.0%
EQUATE Petrochemical
4.25%, 11/03/26 (a)	200	197
EQUATE Petrochemical Company K.S.C.C
5.00%, 05/18/25 (a)	3,000	3,000
		3,197
United Arab Emirates 0.6%
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (a)	2,519	2,053
Panama 0.6%
Global Bank Corporation
5.25%, 04/16/29 (a)	2,000	1,887
Luxembourg 0.1%
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (a)	186	191
Jamaica 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (e) (i) (k)	1,124	47
Netherlands 0.0%
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (a) (f)	591	17
Total Corporate Bonds And Notes (cost $301,068)		291,369
GOVERNMENT AND AGENCY OBLIGATIONS 8.4%
Mexico 3.4%
Gobierno Federal de los Estados Unidos Mexicanos
4.40%, 02/12/52	6,600	4,613
6.34%, 05/04/53	7,000	6,388
		11,001
Colombia 2.5%
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	9,000	6,019
4.13%, 05/15/51	4,000	2,255
		8,274
Dominican Republic 0.7%
Presidencia de la Republica Dominicana
5.50%, 02/22/29 (a)	1,900	1,867
4.88%, 09/23/32 (a)	400	363
		2,230
Guatemala 0.6%
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (a)	1,700	1,670
5.38%, 04/24/32 (a)	400	386
		2,056
Peru 0.6%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
3.00%, 01/15/34	2,200	1,822
Morocco 0.5%
Morocco, Kingdom of
3.00%, 12/15/32 (a)	900	744
4.00%, 12/15/50 (a)	1,200	814
		1,558

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Paraguay 0.1%
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (a)	286	283
Total Government And Agency Obligations (cost $34,987)		27,224
OTHER EQUITY INTERESTS 0.0%
Mexico 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (g) (l)	3,200	21
Total Other Equity Interests (cost $3,123)		21
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (g) (k)	—	—
Netherlands 0.0%
Stichting Administratiekantoor Unigel Creditors (g) (k)	2	—
Stichting Administratiekantoor Unigel Creditors (g) (k)	1	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.30% (m) (n)	3,219	3,219
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (m) (n)	2,670	2,670
Total Short Term Investments (cost $5,889)		5,889
Total Investments 100.1% (cost $345,067)		324,503
Other Assets and Liabilities, Net (0.1)%		(193)
Total Net Assets 100.0%		324,310

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of March 31, 2025.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $48,072 and 14.8% of the Fund.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Non-income producing security.

(h) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Convertible security.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	5,335	35,952	38,617	27	—	—	2,670	0.8
JNL Government Money Market Fund, 4.30% - Class SL	4,114	8,886	9,781	48	—	—	3,219	1.0
	9,449	44,838	48,398	75	—	—	5,889	1.8

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	07/01/24	4,458	4,618	1.4
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	02/07/25	1,726	1,716	0.5
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/22/23	1,575	1,622	0.5
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/08/23	4,388	4,440	1.4
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,560	4,945	1.5
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	03/28/25	903	901	0.3
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	02/07/25	2,143	2,094	0.6
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/12/22	4,719	5,149	1.6
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	01/21/25	1,366	1,377	0.4
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	09/11/24	343	343	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	07/11/23	4,726	4,963	1.5
Banco de Credito del Peru, 3.25%, 09/30/31	04/05/24	2,338	2,408	0.7
Banco do Brasil S.A, 8.75% (callable at 100, 04/15/25)	06/26/18	4,705	5,398	1.7
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	651	786	0.2
Banco Industrial S.A., 4.88%, 01/29/31	06/15/23	1,904	1,982	0.6
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	03/15/21	7,631	7,944	2.4
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	02/20/19	2,170	2,186	0.7
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/22/25	2,238	2,241	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/06/22	2,764	2,885	0.9
Bharti Airtel Limited, 4.38%, 06/10/25	04/11/24	199	200	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,788	3,942	1.2
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	09/15/22	502	488	0.1
Braskem Netherlands Finance B.V., 4.50%, 01/31/30	11/20/24	175	172	0.1
C T Trust, 5.13%, 02/03/32	11/17/23	659	729	0.2
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	5,133	3,216	1.0
Cap S.A., 3.90%, 04/27/31	12/14/21	4,166	4,072	1.3
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	03/28/25	395	392	0.1
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/05/25	190	191	0.1
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	578	592	0.2
Cometa Energia SA de CV, 6.38%, 04/24/35	02/12/24	1,164	1,185	0.4
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	172	170	0.1
Corporacion Nacional del Cobre de Chile, 5.13%, 02/02/33	01/28/25	3,811	3,858	1.2
Cosan Overseas Limited, 8.25%	01/24/23	7,296	7,273	2.2
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,223	4,082	1.3
DBS Group Holdings Ltd, 1.82%, 03/10/31	10/22/21	5,969	6,036	1.9
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	1,062	947	0.3
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	2,312	2,228	0.7
Energuate Trust, 5.88%, 05/03/27	05/28/24	2,241	2,288	0.7
EQUATE Petrochemical, 4.25%, 11/03/26	07/25/24	196	197	0.1
EQUATE Petrochemical Company K.S.C.C, 5.00%, 05/18/25	08/21/24	2,999	3,000	0.9
FEL Energy VI S.a r.l., 5.75%, 12/01/40	02/12/24	2,486	2,529	0.8
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	521	519	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,120	1,142	0.3
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	1,982	1,813	0.6
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	01/24/25	2,023	2,053	0.6
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	1,862	1,887	0.6
GNL Quintero S.A, 4.63%, 07/31/29	03/19/24	835	835	0.3
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	08/14/24	1,647	1,670	0.5
Gobierno de la Republica de Guatemala, 5.38%, 04/24/32	02/13/25	381	386	0.1
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	282	283	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	2,328	2,384	0.7
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	03/15/24	4,081	4,126	1.3
Hunt Oil USA, Inc., 6.38%, 06/01/28	07/02/24	667	676	0.2
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	2,852	2,901	0.9
JSW Energy Limited, 4.13%, 05/18/31	05/20/24	3,981	3,971	1.2
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	3,750	3,759	1.2
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	2,801	2,867	0.9
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	04/30/24	6,577	6,767	2.1
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	2,554	2,545	0.8
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/17/24	4,036	4,025	1.2
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	3,416	3,632	1.1
Minsur S.A., 4.50%, 10/28/31	01/14/25	2,892	2,939	0.9
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	4,241	4,396	1.4
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	740	744	0.2
Morocco, Kingdom of, 4.00%, 12/15/50	01/21/25	810	814	0.2
Movida Europe S.A., 7.85%, 04/11/29	07/10/24	1,901	1,775	0.5
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	6,818	7,099	2.2
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	196	200	0.1
Niagara Energy S.A.C., 5.75%, 10/03/34	02/06/25	2,853	2,893	0.9
OCP S.A., 6.75%, 05/02/34	01/17/25	4,068	4,115	1.3
Office Cherifien Des Phosphates SA, 4.50%, 10/22/25	08/21/24	1,453	1,452	0.4
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	2,712	2,771	0.9
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	05/21/24	3,855	3,953	1.2
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	04/24/24	2,960	2,976	0.9
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	12/05/24	932	943	0.3
Periama Holdings, LLC, 5.95%, 04/19/26	07/16/24	4,984	4,992	1.5
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/31/22	737	599	0.2
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	2,464	2,072	0.6
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	1,857	1,867	0.6
Presidencia de la Republica Dominicana, 4.88%, 09/23/32	02/13/25	362	363	0.1
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/02/24	5,518	5,607	1.7
PT. Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	03/20/24	5,072	5,077	1.6
PT. Freeport Indonesia, 4.76%, 04/14/27	02/20/24	985	995	0.3
PT. Indonesia Asahan Aluminium, 4.75%, 05/15/25	07/18/24	1,598	1,598	0.5
Raizen Fuels Finance S.A., 5.70%, 01/17/35	01/31/25	837	855	0.3
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	5,919	6,017	1.9
Simpar Europe, 5.20%, 01/26/31	03/31/22	5,759	5,309	1.6
Unigel Luxembourg SA, 13.50%, 12/31/27	02/11/25	135	124	—
Unigel Luxembourg SA, 11.00%, 12/31/28	02/11/25	237	189	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Unigel Netherlands Holding Corporation B.V., 15.00%, 12/31/44	02/11/25	53	17	—
United Overseas Bank Limited, 1.75%, 03/16/31	08/19/21	6,083	6,299	1.9
		232,751	233,076	71.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	291,322	47	291,369
Government And Agency Obligations	—	27,224	—	27,224
Other Equity Interests	—	21	—	21
Common Stocks	—	—	—	—
Short Term Investments	5,889	—	—	5,889
	5,889	318,567	47	324,503

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.3%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 5.50%, (1 Month Term SOFR + 1.18%), 09/15/34 (a) (b)	2,320	2,284
ACREC 2025-Fl3 LLC
Series 2025-A-FL3, 5.63%, (1 Month Term SOFR + 1.31%), 08/18/42 (a)	2,300	2,294
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	5,500	5,541
Affirm Asset Securitization Trust 2024-B
Series 2024-B-B, 4.88%, 04/15/27	3,000	3,014
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	638	639
Affirm Master Trust
Series 2025-B-1A, 5.13%, 02/15/33	1,500	1,505
Series 2025-C-1A, 5.28%, 02/15/33	1,100	1,103
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	856	847
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,916
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	754	410
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	644	366
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.80%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	830	763
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,208	1,794
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,611	2,835
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 5.00%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b) (c)	1,916	1,848
Anchorage Capital CLO 19, Ltd.
Series 2021-A-19A, 5.77%, (3 Month Term SOFR + 1.47%), 10/16/34 (a)	7,000	7,000
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 05/25/65	519	465
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,123	2,598
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.93%, 05/15/53 (a)	23,856	913
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.11%, 06/15/54 (a)	50,831	2,490
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.70%, (1 Month Term SOFR + 1.45%), 07/19/38 (a)	3,450	3,437
Argentina, Republic of
Series 2022-A-CRE6, 5.60%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	725	721
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	738	686
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 6.21%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (d)	2,000	2,003
Avant Loans Funding Trust 2024-REV1
Series 2024-A-REV1, 5.92%, 10/15/33	3,500	3,566
Avant Loans Funding Trust 2025-REV1
Series 2025-B-REV1, 5.42%, 05/15/34	1,600	1,612
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 6.30%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	10,500
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.64%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	2,500	2,500
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	248	219
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 4.02%, 05/20/36 (a)	1,669	1,429
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.33%, 05/17/50 (a)	12,592	244
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.89%, 09/17/64 (a)	78,540	2,541
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,407	2,396
Bank5 2025-5YR13
Interest Only, Series 2025-XA-5YR13, REMIC, 1.06%, 01/15/58 (a)	21,131	944
Battalion CLO XI Ltd.
Series 2017-AR-11A, 5.71%, (3 Month Term SOFR + 1.41%), 04/24/34 (a)	8,000	8,000
Battalion CLO XX Ltd.
Series 2021-AR-20A, 5.51%, (3 Month Term SOFR + 1.22%), 04/15/38 (a)	1,500	1,490
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.72%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	5,000	5,002
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 7.60%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (b)	4,000	2,808
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 7.28%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	30
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.45%, 02/17/50 (a)	17,276	339
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.00%, 07/17/54 (a)	26,096	1,325
Interest Only, Series 2021-XD-C10, REMIC, 1.68%, 07/17/54 (a)	16,250	1,332
BBCMS Mortgage Trust 2025-C32
Interest Only, Series 2025-XA-C32, REMIC, 1.13%, 02/17/62 (a)	26,550	2,304
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/07/30 (a)	2,332	2,303
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 5.78%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	2,687	2,686
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.89%, (1 Month Term SOFR + 1.65%), 06/19/29 (a)	3,600	3,598
BDS Ltd
Series 2021-A-FL9, 5.50%, (1 Month Term SOFR + 1.18%), 11/18/38 (a)	784	782
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.59%, 02/25/47 (a)	5,853	4,970
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.50%, 01/16/54 (a)	30,345	2,040
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.70%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	2,000	1,997
BFLD 2024-VICT Mortgage Trust
Series 2024-A-VICT, REMIC, 6.21%, (1 Month Term SOFR + 1.89%), 07/15/26 (a)	1,750	1,750
BMO 2024-5C5 Mortgage Trust
Interest Only, Series 2024-XA-5C5, REMIC, 1.16%, 08/17/57 (a)	50,356	2,161
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.48%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	450	447
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.84%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	2,000	2,001

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bridgecrest Lending Auto Securitization Trust 2024-2
Series 2024-A2-2, 5.78%, 04/15/25	710	711
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.58%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	2,179	2,170
Series 2021-AS-FL1, 6.03%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,780
BRSP Ltd
Series 2024-A-FL2, 6.26%, (1 Month Term SOFR + 1.95%), 08/19/27 (a)	3,078	3,074
BSPRT 2021-FL6 Issuer, Ltd.
Series 2021-A-FL6, 5.48%, (1 Month Term SOFR + 1.21%), 03/17/36 (a)	114	113
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 6.48%, (1 Month Term SOFR + 2.16%), 12/15/38 (a)	2,000	1,998
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 5.82%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	1,983	1,975
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 7.18%, (1 Month Term SOFR + 2.86%), 09/17/35 (a) (b)	3,710	3,715
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.12%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	2,019	2,011
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	1,843	1,837
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 5.61%, (1 Month Term SOFR + 1.35%), 12/15/26 (a)	2,185	2,179
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.73%, (1 Month Term SOFR + 1.41%), 10/15/36 (a)	2,370	2,363
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 6.77%, (1 Month Term SOFR + 2.45%), 08/15/39 (a)	1,469	1,464
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	988	981
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 5.83%, (1 Month Term SOFR + 1.51%), 11/18/37 (a)	1,537	1,529
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,849	1,737
Carlyle US CLO 2023-3 Ltd
Series 2023-B-3A, 6.90%, (3 Month Term SOFR + 2.60%), 10/15/36 (a)	4,275	4,276
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 3.69%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b) (c)	1,208	1,177
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.75%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	2,000	2,001
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,270
Carvana Auto Receivables Trust 2023-N3
Series 2023-A-N3, REMIC, 6.41%, 08/10/25	1,003	1,007
Carvana Auto Receivables Trust 2024-P1
Series 2024-A2-P1, 5.50%, 12/10/25	913	914
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	4,100	4,073
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	1,698	1,594
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.77%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	5,000	5,001
CBAM 2017-2 Ltd
Series 2017-AR-2A, 5.75%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	5,000
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.22%, 05/12/50 (a)	13,920	260
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.71%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	10,000	10,006
CEDR Commercial Mortgage Trust 2022-SNAI
Series 2022-A-SNAI, REMIC, 5.31%, (1 Month Term SOFR + 0.99%), 02/15/39 (a)	1,820	1,738
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.57%, 05/10/58 (a)	11,613	122
Chase Auto Owner Trust 2024-5
Series 2024-A4-5A, 4.15%, 03/25/30	3,200	3,166
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,835	1,311
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 5.57%, (3 Month Term SOFR + 1.26%), 01/15/38 (a)	1,500	1,493
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.20%, 02/12/49 (a)	3,650	18
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.64%, 04/12/49 (a)	3,125	27
Citigroup Commercial Mortgage Trust 2016-P3
Series 2016-A4-P3, REMIC, 3.33%, 02/18/26	3,745	3,667
Interest Only, Series 2016-XA-P3, REMIC, 1.65%, 04/16/49 (a)	5,869	81
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.36%, 10/13/49 (a)	8,699	112
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.07%, 04/15/50 (a)	10,670	165
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.59%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	10,954	10,212
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	524	471
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	779	692
Cologix Data Centers US Issuer LLC
Series 2021-A2-1A, 3.30%, 12/28/26	3,000	2,879
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	2,964	2,639
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	3,382	3,162
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.30%, 10/15/46 (a)	2,285	12
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.75%, 04/12/47 (a)	1,000	949
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.49%, 06/12/47 (a)	1,393	1
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.78%, 08/12/48 (a)	16,914	27
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.88%, 10/13/48 (a)	3,751	1
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 0.89%, 10/13/48 (a)	9,581	15
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.33%, 06/12/25 (a)	2,642	2,612
Interest Only, Series 2015-XA-LC21, REMIC, 0.57%, 07/10/48 (a)	10,963	5
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.54%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	41
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	204	194
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,524

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	408	264
Crown City CLO
Series 2021-A1A-1A, 5.72%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	2,999
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 3.73%, 04/25/65 (a) (b)	500	489
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 4.53%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b) (c)	1,362	1,161
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.35%, 05/12/49 (a)	11,071	67
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 3.36%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b) (c)	774	663
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,597	2,589
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,849
Elmwood CLO II Ltd
Series 2019-A1RR-2A, 5.64%, (3 Month Term SOFR + 1.35%), 10/20/37 (a)	5,000	5,004
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	242	240
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,295
Exeter Automobile Receivables Trust 2021-4
Series 2021-D-4A, 1.96%, 01/17/28	2,406	2,373
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	3,491	3,487
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 4.17%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b) (c)	852	791
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.65%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	2,859	2,838
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 5.68%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	3,259	3,254
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	2,826	2,339
Generate CLO 9 LTD
Series AR-9A, 5.64%, (3 Month Term SOFR + 1.35%), 01/20/38 (a)	7,500	7,492
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	999	942
GLS Auto Select Receivables Trust 2024-4
Series 2024-B-4A, 4.50%, 11/15/30	3,000	3,009
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 5.69%, (1 Month Term SOFR + 1.36%), 07/18/35 (a)	2,178	2,160
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 5.78%, (1 Month Term SOFR + 1.46%), 12/22/36 (a)	1,956	1,938
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 5.86%, (1 Month Term SOFR + 1.54%), 03/16/26 (a)	2,380	2,381
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-A4-1A, 5.22%, 03/25/60	1,500	1,501
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.45%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	1,726	1,721
Series 2021-C-FL3, 6.43%, (1 Month Term SOFR + 2.11%), 07/15/39 (a)	1,300	1,287
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 6.97%, (1 Month Term SOFR + 2.90%), 07/16/35 (a) (b)	2,000	5
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.30%, 09/12/47 (a)	733	—
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.75%, 11/13/48 (a)	5,096	10
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.00%, 05/12/50 (a)	21,503	335
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 0.93%, 11/11/50 (a)	28,186	491
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.69%, 12/12/53 (a)	27,166	1,921
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 4.10%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b) (c)	3,628	3,246
HGI CRE CLO 2021-FL1, Ltd.
Series 2021-A-FL1, 5.48%, (1 Month Term SOFR + 1.16%), 06/19/36 (a)	134	133
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.43%, (1 Month Term SOFR + 1.11%), 09/19/36 (a) (b)	1,484	1,480
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 8.15%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,902
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (d)	4,941	4,680
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,097	400
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/06/32	1,177	1,136
Series 2019-D-UES, REMIC, 4.46%, 05/06/32 (a)	1,205	1,156
Series 2019-E-UES, REMIC, 4.46%, 05/06/32 (a)	1,406	1,345
Series 2019-F-UES, REMIC, 4.46%, 05/06/32 (a)	1,476	1,384
Series 2019-G-UES, REMIC, 4.46%, 05/06/32 (a)	1,612	1,454
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.33%, 07/17/47 (a) (c)	222	219
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/08/31 (a)	3,103	1,066
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 5.80%, (3 Month Term SOFR + 1.50%), 07/25/34 (a)	4,000	3,999
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,755	1,755
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.01%, 11/18/48 (a)	7,269	38
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.88%, 01/15/49 (a)	2,906	19
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.56%, 12/17/49 (a)	14,565	95
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.47%, 06/17/49 (a)	23,656	190
Katayma CLO I, Ltd.
Series 2023-A1-1A, 6.29%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	10,000	10,043
Series 2023-B-1A, 6.94%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	9,500	9,514
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (d)	710	701
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.50%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	2,357	2,345

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 5.77%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	3,022	3,007
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 6.23%, (1 Month Term SOFR + 1.91%), 11/17/36 (a) (b)	2,250	2,240
Series 2021-B-FL3, REMIC, 6.63%, (1 Month Term SOFR + 2.31%), 11/17/36 (a) (b)	2,250	2,215
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 4.75%, 07/25/61 (a) (b)	3,218	3,205
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 4.65%, 11/25/60 (a) (b)	3,738	3,730
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	528	526
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.60%, (1 Month Term SOFR + 1.28%), 06/17/39 (a)	2,163	2,159
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.73%, (1 Month Term SOFR + 1.41%), 07/15/36 (a)	1,966	1,965
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 5.73%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	2,298	2,294
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.90%, (SOFR 30-Day Average + 1.55%), 01/21/37 (a)	3,000	2,988
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	3,450	3,446
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,594	1,303
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,651	1,354
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 1.51%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b) (c)	9,404	3,494
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.63%, 03/12/49 (a)	8,719	40
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,347	1,295
Magnetite Xlii Ltd
Series 2024-A1-42A, 5.62%, (3 Month Term SOFR + 1.31%), 01/25/38 (a)	4,000	4,002
Marlette Funding Trust 2021-1
Series 2021-D-1A, 2.47%, 06/16/31	438	437
Marlette Funding Trust 2022-3
Series 2022-B-3A, 5.95%, 11/15/32	583	584
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 2.02%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b) (c)	5,819	3,371
MF1 2021-FL5 Ltd.
Series 2021-B-FL5, 5.88%, (1 Month Term SOFR + 1.56%), 07/17/36 (a)	3,539	3,507
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 5.53%, (1 Month Term SOFR + 1.21%), 07/18/36 (a)	243	243
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.51%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	994	991
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.69%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	2,751	2,748
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.47%, (1 Month Term SOFR + 2.15%), 06/22/37 (a)	3,263	3,261
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 6.06%, (1 Month Term SOFR + 1.74%), 03/19/39 (a)	3,500	3,504
MF1 2024-FL15 LLC
Series 2024-A-FL15, 6.01%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	3,500	3,502
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.64%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	3,450	3,442
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	8,460	8,543
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 5.24%, (1 Month Term SOFR + 0.92%), 04/15/26 (a)	1,280	1,277
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 1.93%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b) (c)	2,783	1,557
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 3.71%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b) (c)	1,602	1,543
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Series 2015-AS-C23, REMIC, 4.00%, 06/17/25 (a)	3,729	3,702
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.13%, 01/15/49 (a)	3,291	11
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 0.84%, 12/17/48 (a)	3,863	18
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.30%, 06/17/50 (a)	20,913	330
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 7.28%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	21
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	1,784	1,699
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	253	227
Series 2020-B-1A, 3.10%, 11/22/32	2,386	2,083
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	925	752
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.71%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	1,536	1,537
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 43.06%, (1 Month Term SOFR + 2.25%), 06/15/35 (a) (c)	3,129	1,877
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	1,700	1,665
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	2,881	2,597
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 5.53%, (1 Month Term SOFR + 1.27%), 02/16/27 (a)	2,380	2,350
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	319	265
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (b)	4,173	4,210
OCP CLO 2017-14 Ltd
Series 2017-A1R-14A, 5.66%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	3,000	3,004
OCP CLO 2020-18 Ltd
Series 2020-A1R2-18A, 5.66%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	4,000	4,000
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 6.21%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,487
Octagon Investment Partners 20-R LTD
Series 2019-A1RR-4A, 5.71%, 08/12/37 (a)	10,000	10,006
OFSI BSL XI Ltd
Series 2022-BR-11A, 7.09%, (3 Month Term SOFR + 2.80%), 10/18/35 (a)	4,000	4,000
OHA Credit Funding 14 Ltd
Series 2023-A-14A, 6.04%, (3 Month Term SOFR + 1.75%), 04/20/36 (a)	6,500	6,502

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 4.92%, (1 Month Term SOFR + 0.60%), 10/15/36 (a)	2,134	2,121
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	311	307
Series 2021-NOTE-2, 3.00%, 01/25/29	237	234
Pagaya AI Debt Selection Trust 2021-5
Series 2021-C-5, 3.93%, 08/15/29	5,675	5,515
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.33%, 10/15/29	111	111
Park Blue CLO 2022-1 Ltd
Series 2022-A1R-1A, 6.04%, 10/20/37 (a)	9,700	9,701
PFP 2024-11 Ltd
Series 2024-A-11, 6.15%, (1 Month Term SOFR + 1.90%), 09/19/39 (a)	683	684
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	970	941
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 4.84%, 09/25/51 (a) (b)	2,826	2,809
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 4.74%, 07/25/51 (a) (b)	1,184	1,178
Series 2021-A1-NPL3, 4.87%, 07/25/51 (a) (b)	11,498	11,444
PRPM 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 5.67%, 12/25/28 (b)	2,835	2,845
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	578	451
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,083	877
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 5.03%, (1 Month Term SOFR + 0.71%), 06/25/37 (a)	973	698
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 4.94%, (SOFR 30-Day Average + 0.61%), 04/26/35 (a)	436	399
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 5.63%, (1 Month Term SOFR + 1.31%), 11/25/36 (a)	1,927	1,924
Research-Driven Pagaya Motor Asset Trust 2025-1
Series 2025-A-1A, 5.04%, 02/25/27	6,200	6,204
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	9,011	8,925
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	5,000	4,926
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	371	298
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,772	1,783
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	3,242	3,073
SCCU Auto Receivables Trust 2024-1
Series 2024-A2-1A, 5.45%, 12/15/27	980	982
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.00%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	15,970	4,113
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.63%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b) (c)	5,000	1,003
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	375	363
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	601	595
Sound Point CLO 40 Ltd
Series 2024-A1-40A, 5.98%, (3 Month Term SOFR + 1.39%), 10/20/37 (a)	4,000	4,002
Sound Point CLO XXIII
Series 2019-AR-2A, 5.73%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	10,007
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 5.92%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	2,000	1,999
Series 2021-B1-1A, 6.55%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	2,000	2,000
SREIT TRUST 2021-IND
Series 2021-B-IND, REMIC, 5.53%, (1 Month Term SOFR + 1.21%), 10/15/38 (a)	200	198
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	321	317
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	7,016	5,892
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 5.81%, (3 Month Term SOFR + 1.51%), 10/15/30 (a)	197	197
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.60%, 12/25/35 (a)	430	367
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 4.72%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b) (c)	2,630	2,576
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,734	930
STWD 2019-FL1, Ltd.
Series 2019-AS-FL1, 5.83%, (1 Month Term SOFR + 1.51%), 07/15/38 (a)	34	34
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.64%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	2,079	2,080
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 6.15%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,460
STWD Trust 2021-FLWR
Series 2021-B-FLWR, REMIC, 5.36%, (1 Month Term SOFR + 1.04%), 07/15/36 (a)	1,872	1,859
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,670	1,583
Tesla Sustainable Energy Trust 2024-1
Series 2024-A2-1A, 5.08%, 09/20/29	7,000	7,025
Theorem Funding Trust 2022-3
Series 2022-A-3A, 7.60%, 04/15/29	748	752
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,663	2,390
Trestles CLO VI Ltd
Series 2023-A1R-6A, 5.45%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	2,500	2,490
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 5.76%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,502
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.00%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	4,982	4,945
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,600
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	55	55
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	71	70
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,229	1,219
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,774	1,784
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	1,814	1,719
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a) (b)	1,315	1,168
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (b)	775	780
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28 (b)	12,021	12,034
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a) (b)	4,505	4,551
Verus Securitization Trust 2024-9
Series 2024-A1-9, REMIC, 5.44%, 11/25/69 (a) (b)	7,768	7,767

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 5.99%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	3,010
VOLT CI, LLC
Series 2021-A1-NP10, 4.99%, 05/25/51 (a) (b)	760	755
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (b)	604	603
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (b)	828	828
VOLT XCIX, LLC
Series 2021-A1-NPL8, 5.12%, 04/25/51 (a) (b)	1,451	1,450
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (b)	161	160
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.69%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	10,000	10,004
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.51%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b) (c)	7,297	2,320
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 1.27%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b) (c)	6,424	2,101
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 4.48%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b) (c)	13,507	12,505
Wellfleet CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.72%, (3 Month Term SOFR + 1.42%), 07/15/37 (a)	4,000	4,000
Wellington Management CLO 4 Ltd
Series 2025-A-4A, 5.46%, (3 Month Term SOFR + 1.15%), 04/19/38 (a)	5,000	4,996
Wells Fargo & Company
Series 2015-A4-C28, REMIC, 3.54%, 04/17/25	3,788	3,776
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,924
Interest Only, Series 2016-XA-C33, REMIC, 1.53%, 03/17/59 (a)	1,812	15
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	266	224
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.66%, 11/18/25 (a)	375	352
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.90%, 12/17/48 (a)	3,032	6
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 0.91%, 07/15/50 (a)	21,796	324
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.93%, 01/18/52 (a)	12,738	357
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,889
Wells Fargo Commercial Mortgage Trust 2025-C64
Series 2025-A1-C64, REMIC, 5.02%, 02/15/30	1,229	1,225
Interest Only, Series 2025-XA-C64, REMIC, 1.03%, 02/15/58 (a)	23,301	1,795
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	152	137
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 7.02%, 08/25/37 (a)	87	78
Westlake Automobile Receivables Trust 2023-4
Series 2023-A2A-4A, 6.23%, 04/15/25	1,457	1,462
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,217	2,080
Total Non-U.S. Government Agency Asset-Backed Securities (cost $739,692)		697,883
GOVERNMENT AND AGENCY OBLIGATIONS 34.0%
U.S. Treasury Note 28.9%
Treasury, United States Department of
0.38%, 12/31/25 (e)	65,250	63,456
0.38%, 01/31/26	56,200	54,488
0.75%, 03/31/26 - 01/31/28 (e)	139,750	131,081
0.75%, 05/31/26	22,300	21,471
0.63%, 07/31/26 - 03/31/27	61,000	57,848
0.88%, 09/30/26 - 11/15/30	110,100	97,377
0.50%, 06/30/27 (e)	21,350	19,802
		445,523
Collateralized Mortgage Obligations 2.9%
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1M1-R06, REMIC, 5.39%, (SOFR 30-Day Average + 1.05%), 09/25/28 (a)	1,125	1,125
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	114	113
Series FT-4248, REMIC, 4.96%, (SOFR 30-Day Average + 0.61%), 09/15/43 (a)	2,063	2,042
Series 2024-M1-DNA2, REMIC, 5.54%, (SOFR 30-Day Average + 1.20%), 05/25/44 (a)	4,627	4,631
Series 2024-M1-DNA3, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 10/25/44 (a)	2,671	2,668
Series FA-4631, REMIC, 4.96%, (SOFR 30-Day Average + 0.61%), 11/15/46 (a)	1,712	1,691
Series FE-4940, REMIC, 5.00%, (SOFR 30-Day Average + 0.66%), 01/25/50 (a)	1,861	1,827
Series FN-4990, REMIC, 4.80%, (SOFR 30-Day Average + 0.46%), 05/25/50 (a)	2,093	2,034
Series FD-5480, REMIC, 5.69%, (SOFR 30-Day Average + 1.35%), 03/25/54 (a)	1,927	1,934
Series FG-5475, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,939	1,934
Series AF-5524, REMIC, 5.55%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a) (f)	2,100	2,100
Federal National Mortgage Association, Inc.
Series 2007-FC-44, REMIC, 4.78%, (SOFR 30-Day Average + 0.44%), 05/25/37 (a)	1,242	1,230
Series 2014-KF-10, REMIC, 4.90%, (SOFR 30-Day Average + 0.56%), 03/25/44 (a)	1,189	1,173
Series 2017-FC-112, REMIC, 4.80%, (SOFR 30-Day Average + 0.46%), 01/25/48 (a)	1,792	1,745
Series 2018-FE-85, REMIC, 4.75%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	913	900
Series 2019-FB-49, REMIC, 4.93%, (SOFR 30-Day Average + 0.59%), 09/25/49 (a)	1,288	1,256
Series 2020-F-34, REMIC, 4.90%, (SOFR 30-Day Average + 0.56%), 06/25/50 (a)	2,635	2,568
Series 2025-FK-26, REMIC, 5.54%, (SOFR 30-Day Average + 1.20%), 06/25/54 (a)	2,125	2,125
Series 2024-FH-82, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,735	1,732
Series 2024-FL-93, REMIC, 5.79%, (SOFR 30-Day Average + 1.45%), 12/25/54 (a)	1,522	1,529
Series 2025-FQ-15, REMIC, 5.54%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	2,271	2,271
Series 2025-FM-28, REMIC, 5.60%, (SOFR 30-Day Average + 1.25%), 04/25/55 (a) (g)	2,275	2,275
Government National Mortgage Association
Series 2017-QF-141, REMIC, 4.73%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,205	1,180
Series 2018-BF-125, REMIC, 5.19%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,268	1,244
Series 2024-AF-25, REMIC, 4.83%, (SOFR 30-Day Average + 0.51%), 02/20/49 (a) (c)	1,245	1,225
		44,552
Mortgage-Backed Securities 1.5%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53 - 04/01/54	4,118	4,228
5.50%, 02/01/55	4,378	4,409
Federal National Mortgage Association, Inc.
7.01%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 11/01/42 (a)	294	306
5.00%, 01/01/43 - 08/01/43	4,484	4,480
6.00%, 10/01/53	2,099	2,145
5.50%, 04/01/54 (h)	2,248	2,271

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
5.50%, 02/01/55	3,446	3,478
0.00%, 01/01/00 (a) (h)	2,125	2,125
		23,442
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 6.74%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a)	920	882
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.25%, 11/25/30 (a)	6,379	5,918
Freddie Mac Multifamily Securities 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 6.22%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a) (c)	457	452
Freddie Mac Multifamily Securities 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 7.69%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a) (c)	500	492
		7,744
Sovereign 0.2%
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (i)	800	786
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 05/07/29	300	298
Presidencia de la Republica Dominicana
5.50%, 02/22/29 (i)	1,000	983
South Africa, Parliament of
4.88%, 04/14/26	200	198
		2,265
Total Government And Agency Obligations (cost $522,338)		523,526
CORPORATE BONDS AND NOTES 15.9%
Financials 4.8%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,463	1,509
5.75%, 06/06/28	707	727
AIG Global Funding
5.75%, 07/02/26 (d)	1,645	1,668
Ally Financial Inc.
6.99%, 06/13/29	270	282
6.85%, 01/03/30	202	211
American Equity Investment Life Holding Company
5.75%, 10/01/29	615	620
Ares Capital Corporation
3.88%, 01/15/26	1,653	1,642
Athene Global Funding
5.20%, 05/08/26 (a) (d)	1,905	1,908
4.72%, 10/08/29 (d)	1,794	1,769
Aviation Capital Group LLC
6.25%, 04/15/28 (d)	316	327
Avolon Holdings Funding Limited
6.38%, 05/04/28 (d)	1,050	1,086
5.38%, 05/30/30 (d)	1,187	1,189
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (i)	150	147
Banco De Bogota
6.25%, 05/12/26 (i)	600	603
Banco de Credito del Peru
3.25%, 09/30/31 (d)	700	674
Banco Industrial S.A.
4.88%, 01/29/31 (i)	650	644
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (i)	850	844
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (i)	500	469
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
7.53%, 10/01/28 (i)	550	579
Bank of America Corporation
4.83%, 07/22/26	239	239
3.56%, 04/23/27	909	899
4.98%, 01/24/29	2,356	2,380
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (d)	500	511
Bank of Montreal
4.64%, 09/10/30 (j)	1,467	1,455
Banque Nationale Du Canada
4.50%, 10/10/29 (j)	250	247
Barclays PLC
4.84%, 09/10/28 (j)	1,086	1,086
5.09%, 06/20/30 (j)	517	513
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (i)	200	190
5.88%, 09/13/34 (i)	500	481
BPCE
5.88%, 01/14/31 (d) (j)	1,475	1,513
Brown & Brown, Inc.
4.50%, 03/15/29	437	434
CaixaBank, S.A.
6.21%, 01/18/29 (d)	1,430	1,482
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (j)	802	800
5.25%, 01/13/31 (j)	1,084	1,096
Capital One Financial Corporation
4.99%, 07/24/26	3,702	3,703
Charles Schwab Corporation, The
5.39%, (SOFR + 1.05%), 03/03/27 (a)	647	653
Citigroup Inc.
4.79%, 03/04/29	1,270	1,273
4.54%, 09/19/30	2,692	2,655
Citizens Financial Group, Inc.
4.30%, 12/03/25	137	137
5.84%, 01/23/30	1,043	1,070
CNA Financial Corporation
3.90%, 05/01/29	421	408
Credit Agricole SA
5.23%, 01/09/29 (d) (j)	1,477	1,493
DBS Group Holdings Ltd
1.82%, 03/10/31 (i)	800	779
Fifth Third Bank, National Association
3.85%, 03/15/26	1,435	1,423
Fiserv, Inc.
4.75%, 03/15/30	1,830	1,824
GA Global Funding Trust
5.50%, 01/08/29 (d)	450	459
Global Payments Inc.
5.30%, 08/15/29	603	612
Goldman Sachs Bank USA
5.09%, (SOFR + 0.77%), 03/18/27 (a) (d)	1,061	1,063
Holcim Finance US LLC
3.50%, 09/22/26 (d)	650	639
Huntington Bancshares Incorporated
5.27%, 01/15/31	433	438
Intergroup Financial Services Corp.
4.13%, 10/19/27 (i)	600	580
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (i) (k)	30	29
Itau Unibanco Holding S.A.
6.00%, 02/27/30 (d)	200	203
JPMorgan Chase & Co.
5.27%, (SOFR + 0.92%), 04/22/28 (a)	1,328	1,336
4.92%, 01/24/29	2,363	2,385
LPL Holdings, Inc.
4.63%, 11/15/27 (d)	748	739
M&T Bank Corporation
4.83%, 01/16/29	678	678
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	873	881
National Securities Clearing Corporation
4.90%, 06/26/29 (d)	1,139	1,155
Nationwide Building Society
6.56%, 10/18/27 (d)	200	205
NatWest Group PLC
4.96%, 08/15/30 (j)	1,569	1,572

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
New York Life Global Funding
4.81%, (SOFR + 0.48%), 06/09/26 (a) (d)	163	163
4.70%, 01/29/29 (d)	207	208
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (i) (j)	500	494
Pacific Life Global Funding II
4.96%, (SOFR + 0.62%), 06/04/26 (a) (d)	151	151
PayPal Holdings, Inc.
4.45%, 03/06/28	759	762
PT. Bank Negara Indonesia (Persero), Tbk.
3.75%, 03/30/26 (i)	700	683
RGA Global Funding
6.00%, 11/21/28 (d)	125	131
Royal Bank of Canada
4.88%, (SOFR + 0.53%), 01/20/26 (a) (j)	656	656
5.21%, 10/18/28 (a) (j)	2,349	2,358
Santander Holdings USA, Inc.
5.47%, 03/20/29	1,412	1,420
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	798	799
Truist Financial Corporation
7.16%, 10/30/29	1,952	2,102
U.S. Bancorp
5.73%, 10/21/26	170	171
UBS Group AG
6.33%, 12/22/27 (d)	430	441
United Overseas Bank Limited
1.75%, 03/16/31 (i)	500	485
Wells Fargo & Company
5.42%, (SOFR + 1.07%), 04/22/28 (a)	2,280	2,297
6.30%, 10/23/29	1,110	1,166
		73,103
Energy 2.0%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (i)	708	708
Aker BP ASA
5.60%, 06/13/28 (d)	400	408
Apa Corp.
4.25%, 01/15/30 (d)	1,415	1,346
Boardwalk Pipelines, LP
4.45%, 07/15/27	708	703
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	1,110	1,084
Cheniere Energy, Inc.
4.63%, 10/15/28	1,557	1,539
Cosan Limited
5.50%, 09/20/29 (i)	400	391
Coterra Energy Inc.
3.90%, 05/15/27	170	167
4.38%, 03/15/29	110	108
DCP Midstream Operating, LP
5.13%, 05/15/29	355	357
Devon Energy Corporation
5.25%, 10/15/27	403	404
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (i)	538	526
Enbridge Inc.
6.00%, 11/15/28	629	654
Energy Transfer LP
6.05%, 12/01/26	1,492	1,525
6.10%, 12/01/28	1,129	1,179
Enlink Midstream, LLC
5.38%, 06/01/29	1,118	1,134
EQT Corporation
3.90%, 10/01/27	172	169
7.00%, 02/01/30 (b) (l)	277	298
Guara Norte S.a r.l.
5.20%, 06/15/34 (i)	879	823
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	141	143
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	1,157	1,167
Kinder Morgan, Inc.
4.30%, 06/01/25	815	814
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (i)	500	503
MPLX LP
4.80%, 02/15/29	1,161	1,163
NGPL PipeCo LLC
4.88%, 08/15/27 (d)	1,523	1,519
Occidental Petroleum Corporation
5.20%, 08/01/29	2,200	2,202
Oleoducto Central S.A.
4.00%, 07/14/27 (i)	200	193
ONEOK, Inc.
4.40%, 10/15/29	1,198	1,177
Petrobras Global Finance B.V.
6.00%, 01/27/28	600	607
PT. Pertamina (Persero)
1.40%, 02/09/26 (i)	200	194
Targa Resources Partners LP
6.50%, 07/15/27	753	756
6.88%, 01/15/29	1,863	1,908
5.50%, 03/01/30	1,895	1,911
Ultrapar International S.A.
5.25%, 06/06/29 (i)	200	197
Western Midstream Operating, LP
6.35%, 01/15/29	185	193
4.05%, 02/01/30 (b) (l)	1,390	1,325
Williams Companies, Inc., The
4.80%, 11/15/29	1,434	1,438
		30,933
Industrials 1.8%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (i)	500	469
AGCO Corporation
5.45%, 03/21/27	315	319
Aircastle Limited
5.25%, 03/15/30 (d)	1,043	1,039
BAE Systems PLC
5.00%, 03/26/27 (d)	1,865	1,882
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (i) (k)	831	647
Canadian Pacific Kansas City Limited
4.80%, 03/30/30	2,539	2,547
CNH Industrial Capital LLC
4.50%, 10/08/27	1,399	1,392
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	1,395	1,411
Delta Air Lines, Inc.
7.38%, 01/15/26	310	315
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	1,455	1,529
5.04%, 03/25/30 (d)	1,223	1,224
Equifax Inc.
4.80%, 09/15/29	1,432	1,432
GATX Corporation
4.70%, 04/01/29	1,182	1,177
4.00%, 06/30/30	81	78
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (i)	400	393
JSW Infrastructure Limited
4.95%, 01/21/29 (i)	400	386
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (i)	690	696
MasTec, Inc.
4.50%, 08/15/28 (d)	2,265	2,208
MV24 Capital B.V.
6.75%, 06/01/34 (i)	602	580
Norfolk Southern Corporation
7.80%, 05/15/27	820	873
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (d)	2,282	2,311
Quanta Services, Inc.
4.75%, 08/09/27	1,454	1,456
Republic Services, Inc.
4.75%, 07/15/30	1,282	1,287

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Ryder System, Inc.
5.25%, 06/01/28	90	92
4.95%, 09/01/29	362	364
Uber Technologies, Inc.
6.25%, 01/15/28 (d)	611	621
Veralto Corporation
5.50%, 09/18/26	709	718
5.35%, 09/18/28	718	736
		28,182
Utilities 1.6%
Adani Energy Solutions Limited
4.00%, 08/03/26 (i)	400	384
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (b)	241	242
American Electric Power Company, Inc.
5.20%, 01/15/29	2,342	2,381
CenterPoint Energy, Inc.
5.40%, 06/01/29	843	861
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (i)	186	191
Chile Electricity PEC SpA
0.00%, 01/25/28 (d) (k)	1,169	1,016
Cometa Energia SA de CV
6.38%, 04/24/35 (i)	307	306
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (i)	200	198
4.69%, 05/15/29 (i)	200	192
5.70%, 01/24/30 (d)	500	490
Dominion Energy, Inc.
5.00%, 06/15/30	1,265	1,271
DTE Energy Company
5.20%, 04/01/30	1,360	1,385
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (i)	235	211
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (i)	300	273
Enel Finance International N.V.
5.13%, 06/26/29 (d)	1,175	1,188
Energuate Trust
5.88%, 05/03/27 (i)	400	398
Essential Utilities, Inc.
4.80%, 08/15/27	554	556
3.57%, 05/01/29	69	66
Evergy Kansas Central, Inc.
4.70%, 03/13/28	738	740
Eversource Energy
4.75%, 05/15/26	274	274
Exelon Corporation
5.15%, 03/15/29	760	773
Fenix Power Peru S.A.
4.32%, 09/20/27 (i)	114	112
FirstEnergy Transmission, LLC
4.55%, 01/15/30	454	447
GNL Quintero S.A
4.63%, 07/31/29 (i)	424	418
ITC Holdings Corp.
4.95%, 09/22/27 (d)	130	131
JSW Energy Limited
4.13%, 05/18/31 (i)	479	430
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (i)	809	795
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (i)	381	369
National Fuel Gas Company
5.50%, 03/15/30 (l)	1,086	1,106
NextEra Energy Capital Holdings, Inc.
5.05%, 03/15/30	2,178	2,205
NiSource Inc.
5.25%, 03/30/28	624	635
5.20%, 07/01/29	549	559
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (i)	500	492
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (i)	300	295
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,092	1,125
5.88%, 10/15/28	1,237	1,287
The Southern Company
5.15%, 10/06/25	715	717
XCEL Energy Inc.
4.00%, 06/15/28	341	334
		24,853
Health Care 1.2%
AbbVie Inc.
4.88%, 03/15/30	866	878
Agilent Technologies, Inc.
4.20%, 09/09/27	151	150
Cardinal Health, Inc.
5.13%, 02/15/29	1,147	1,164
Edwards Lifesciences Corporation
4.30%, 06/15/28	1,442	1,425
Eli Lilly and Company
5.00%, 02/27/26	789	791
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,457	1,462
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	815	831
Illumina, Inc.
4.65%, 09/09/26	964	963
Labcorp Holdings Inc.
4.35%, 04/01/30	1,548	1,515
Mars, Incorporated
4.80%, 03/01/30 (d)	2,531	2,545
Merck & Co., Inc.
5.95%, 12/01/28	1,619	1,706
Quest Diagnostics Incorporated
4.20%, 06/30/29	1,525	1,500
Solventum Corporation
5.45%, 02/25/27	1,437	1,457
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	931	933
5.05%, 02/19/30	1,366	1,380
		18,700
Real Estate 1.0%
American Homes 4 Rent, L.P.
4.25%, 02/15/28	760	752
American Tower Corporation
4.90%, 03/15/30	3,811	3,828
Cubesmart, L.P.
4.38%, 02/15/29	836	820
EPR Properties
4.95%, 04/15/28	228	226
Equinix, Inc.
1.25%, 07/15/25	1,583	1,565
Extra Space Storage LP
5.50%, 07/01/30	2,257	2,316
Host Hotels & Resorts, L.P.
3.38%, 12/15/29	1,285	1,195
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	646	644
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.75%, 04/03/28 (i)	600	595
Physicians Realty L.P.
4.30%, 03/15/27	228	227
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	593	547
VICI Properties Inc.
4.25%, 12/01/26 (d)	1,497	1,482
Welltower OP LLC
4.00%, 06/01/25	1,462	1,461
		15,658
Information Technology 1.0%
AppLovin Corporation
5.13%, 12/01/29	1,373	1,377
Arrow Electronics, Inc.
5.15%, 08/21/29	1,560	1,567

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Atlassian Corporation
5.25%, 05/15/29	1,156	1,178
Broadcom Inc.
3.15%, 11/15/25	658	652
5.05%, 07/12/29	639	648
4.35%, 02/15/30	673	662
Dell International L.L.C.
4.35%, 02/01/30	2,439	2,381
Foundry JV Holdco LLC
5.90%, 01/25/30 (d)	828	857
Hewlett Packard Enterprise Company
4.55%, 10/15/29	1,556	1,539
Kyndryl Holdings, Inc.
2.05%, 10/15/26	1,023	983
Marvell Technology, Inc.
5.75%, 02/15/29	1,121	1,156
Microchip Technology Incorporated
4.25%, 09/01/25	230	229
5.05%, 03/15/29	303	305
Oracle Corporation
5.80%, 11/10/25	1,429	1,440
		14,974
Consumer Discretionary 0.9%
Darden Restaurants, Inc.
4.35%, 10/15/27	701	696
Genuine Parts Company
4.95%, 08/15/29	1,320	1,324
Hyatt Hotels Corporation
5.75%, 01/30/27 (l)	1,237	1,257
Hyundai Capital America
4.55%, 09/26/29 (d)	1,394	1,364
Lennar Corporation
5.25%, 06/01/26	436	438
Marriott International, Inc.
4.80%, 03/15/30	1,434	1,431
Mercedes-Benz Finance North America LLC
4.75%, 08/01/27 (d)	230	231
5.25%, 11/29/27 (d)	430	436
Meritage Homes Corporation
5.13%, 06/06/27	1,172	1,179
3.88%, 04/15/29 (d)	158	151
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (d)	3,025	3,039
Mohawk Industries, Inc.
5.85%, 09/18/28	73	76
O'Reilly Automotive, Inc.
5.75%, 11/20/26	708	721
SkyMiles IP Ltd.
4.75%, 10/20/28 (d)	85	85
Toll Brothers Finance Corp.
4.88%, 03/15/27	241	241
Volkswagen Group of America Finance, LLC
6.00%, 11/16/26 (d)	200	203
4.35%, 06/08/27 (d)	1,350	1,334
		14,206
Materials 0.8%
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 (d)	560	563
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	200	188
Antofagasta PLC
2.38%, 10/14/30 (i)	600	515
Avery Dennison Corporation
4.88%, 12/06/28	280	282
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (i) (m)	300	294
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	300	274
3.15%, 01/14/30 (i)	200	183
EQUATE Petrochemical
4.25%, 11/03/26 (i)	200	197
EQUATE Petrochemical Company K.S.C.C
5.00%, 05/18/25 (i)	200	200
Freeport-McMoRan Inc.
4.13%, 03/01/28	300	295
4.25%, 03/01/30	141	136
Glencore Funding LLC
5.41%, (SOFR + 1.06%), 04/04/27 (a) (d)	1,307	1,312
4.91%, 04/01/28 (d)	931	934
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (i)	200	207
LYB Finance Company B.V.
8.10%, 03/15/27 (d)	86	91
Nexa Resources S.A.
5.38%, 05/04/27 (i)	700	703
Nutrien Ltd.
4.90%, 03/27/28	1,198	1,209
PT. Freeport Indonesia
4.76%, 04/14/27 (d)	600	597
Rio Tinto Finance (USA) plc
4.88%, 03/14/30	1,524	1,538
Sherwin-Williams Company, The
4.55%, 03/01/28	621	622
Sonoco Products Company
4.45%, 09/01/26	766	764
Suzano Austria GmbH
5.00%, 01/15/30	500	488
		11,592
Consumer Staples 0.5%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (i)	166	142
Altria Group, Inc.
6.20%, 11/01/28	422	443
B.A.T Capital Corporation
4.91%, 04/02/30	69	69
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	862	837
5.93%, 02/02/29	1,099	1,144
Bunge Limited Finance Corp.
4.20%, 09/17/29	1,207	1,186
Campbell's Company, The
5.20%, 03/19/27	607	615
General Mills, Inc.
4.00%, 04/17/25	725	725
Minerva Luxembourg S.A.
5.88%, 01/19/28 (i)	400	397
NBM US Holdings, Inc.
7.00%, 05/14/26 (i)	413	413
6.63%, 08/06/29 (i)	250	250
Prumo Participacoes E Investimentos SA
7.50%, 12/31/31 (i)	432	436
Sysco Corporation
5.10%, 09/23/30	1,177	1,194
		7,851
Communication Services 0.3%
Charter Communications Operating, LLC
6.15%, 11/10/26	393	401
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (f) (k)	137	9
Millicom International Cellular SA
5.13%, 01/15/28 (i)	900	876
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	1,417	1,431
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (i)	262	261
Videotron Ltee
5.13%, 04/15/27 (d)	1,493	1,490
		4,468
Total Corporate Bonds And Notes (cost $243,176)		244,520
SENIOR FLOATING RATE INSTRUMENTS 2.0%
Industrials 0.4%
APi Group DE, Inc.
2025 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	1,334	1,329

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Corpay Technologies Operating Company LLC
Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	1,242	1,237
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	144	143
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	332	331
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	126	126
IQVIA Inc.
2025 Repriced Term Loan B, 6.04%, (3 Month Term SOFR + 1.75%), 01/02/31 (a)	978	977
Lamar Media Corporation
2020 Term Loan B, 5.92%, (1 Month Term SOFR + 1.50%), 02/06/27 (a)	1,580	1,574
Standard Industries Inc.
2021 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 08/05/28 (a)	738	737
		6,454
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.07%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	1,680	1,662
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	973	968
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 03/17/31 (a)	734	732
Tempur Sealy International Inc.
2024 Term Loan B, 6.80%, (1 Month Term SOFR + 2.50%), 10/04/31 (a)	973	971
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 05/28/30 (a)	971	970
		5,303
Information Technology 0.3%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (f) (n) (o)	89	1
Energizer Holdings, Inc.
2025 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/13/32 (a)	939	937
Gen Digital Inc
Term Loan, 0.00%, (SOFR + 1.75%), 02/13/32 (a) (p)	555	549
Go Daddy Operating Company, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 11/09/29 (a)	1,670	1,660
SS&C Technologies Inc.
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 05/09/31 (a)	924	922
		4,069
Communication Services 0.3%
Alterra Mountain Company
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/17/28 (a)	460	458
Delta 2 (LUX) S.a.r.l.
2024 Term Loan B1, 6.33%, (3 Month Term SOFR + 2.00%), 09/10/31 (a)	389	388
Delta 2 Lux Sarl
Term Loan, 0.00%, (SOFR + 2.00%), 09/10/31 (a) (p)	195	194
Flutter Financing B.V.
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	970	964
Six Flags Entertainment Corporation
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	779	776
WMG Acquisition Corp.
2024 Term Loan J, 6.04%, (3 Month Term SOFR + 1.75%), 01/24/31 (a)	980	976
Ziggo Financing Partnership
USD Term Loan I, 6.93%, (1 Month Term SOFR + 2.50%), 04/17/28 (a)	60	58
		3,814
Utilities 0.2%
Calpine Corporation
2024 Term Loan B10, 6.07%, (1 Month Term SOFR + 1.75%), 01/31/31 (a)	1,138	1,133
NRG Energy, Inc.
2024 Term Loan, 6.04%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	1,675	1,671
2024 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 03/27/31 (a)	3	3
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.07%, (1 Month Term SOFR + 1.75%), 12/11/25 (a)	974	970
		3,777
Materials 0.2%
Element Solutions Inc.
2023 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 12/09/30 (a)	784	781
H.B. Fuller Company
2025 Term Loan B, 6.06%, (1 Month Term SOFR + 1.75%), 02/15/30 (a)	970	967
Reynolds Consumer Products LLC
2025 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 02/19/32 (a)	1,130	1,131
		2,879
Financials 0.1%
Trans Union, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	329	328
2024 Term Loan B9, 6.07%, (1 Month Term SOFR + 1.75%), 06/24/31 (a)	1,342	1,337
Walker & Dunlop, Inc.
2025 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/08/32 (a)	145	144
		1,809
Real Estate 0.1%
Iron Mountain Incorporated
2023 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	974	968
Vestis Corporation
Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	466	463
		1,431
Consumer Staples 0.1%
Froneri Lux Finco Sarl
2024 USD Term Loan B4, 6.24%, (6 Month Term SOFR + 2.00%), 09/16/31 (a)	978	971
Health Care 0.0%
Avantor Funding, Inc.
2024 Term Loan, 6.42%, (1 Month Term SOFR + 2.00%), 11/08/27 (a)	150	150
Total Senior Floating Rate Instruments (cost $30,830)		30,657
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (f) (n)	—	1
Flame Aggregator LLC (f) (n)	2	11
Total Common Stocks (cost $0)		12
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 4.20% (q) (r)	60,358	60,358
Total Short Term Investments (cost $60,358)		60,358
Total Investments 101.1% (cost $1,596,394)		1,556,956
Other Derivative Instruments (1.3)%		(19,613)
Other Assets and Liabilities, Net 0.2%		2,414
Total Net Assets 100.0%		1,539,757

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(c) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $65,265 and 4.2% of the Fund.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $4,393.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Convertible security.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Non-income producing security.

(o) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	82,336	157,701	179,679	887	—	—	60,358	3.9

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	08/16/23	377	384	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/31/22	143	142	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	10/19/23	443	469	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/06/22	678	708	0.1
Antofagasta PLC, 2.38%, 10/14/30	01/15/25	511	515	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	11/18/24	147	147	—
Banco De Bogota, 6.25%, 05/12/26	09/29/23	590	603	0.1
Banco Industrial S.A., 4.88%, 01/29/31	11/01/23	616	644	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/26/21	833	844	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/19/23	415	469	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 7.53%, 10/01/28	09/25/23	564	579	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.13%, 01/18/33	01/19/24	184	190	—
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/15/24	474	481	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	01/19/24	644	647	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	11/04/24	293	294	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	03/18/25	191	191	—
Cometa Energia SA de CV, 6.38%, 04/24/35	03/07/25	306	306	—
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	06/11/24	195	198	—
Comision Federal De Electricidad, E.P.E., 4.69%, 05/15/29	10/16/24	194	192	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/10/25	270	274	—
Corporacion Nacional del Cobre de Chile, 3.15%, 01/14/30	01/16/25	179	183	—
Cosan Limited, 5.50%, 09/20/29	03/19/25	391	391	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	785	779	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	01/14/20	236	211	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	533	526	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/26/24	266	273	—
Energuate Trust, 5.88%, 05/03/27	10/30/24	394	398	—
EQUATE Petrochemical, 4.25%, 11/03/26	11/12/21	206	197	—
EQUATE Petrochemical Company K.S.C.C, 5.00%, 05/18/25	01/25/23	200	200	—
Fenix Power Peru S.A., 4.32%, 09/20/27	06/14/21	115	112	—
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	445	418	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/25/24	776	786	0.1
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	07/02/24	202	207	—
Grupo Kuo, S.A.B. De C.V., 5.75%, 07/07/27	11/04/24	395	393	—
Guara Norte S.a r.l., 5.20%, 06/15/34	08/24/23	799	823	0.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/03/24	568	580	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	30	29	—
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	413	430	—
JSW Infrastructure Limited, 4.95%, 01/21/29	01/15/25	387	386	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	01/19/24	682	696	0.1
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	07/16/24	503	503	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	793	795	0.1
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	866	876	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	09/23/24	399	397	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	355	369	—
MV24 Capital B.V., 6.75%, 06/01/34	06/07/23	546	580	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	08/31/23	412	413	—
NBM US Holdings, Inc., 6.63%, 08/06/29	03/27/25	250	250	—
Nexa Resources S.A., 5.38%, 05/04/27	07/25/24	696	703	0.1
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	187	193	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/13/21	481	492	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	11/11/20	500	494	—
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls, 5.75%, 04/03/28	05/15/24	593	595	0.1
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	12/03/24	983	983	0.1
Prumo Participacoes E Investimentos SA, 7.50%, 12/31/31	02/07/24	426	436	—
PT. Bank Negara Indonesia (Persero), Tbk., 3.75%, 03/30/26	04/02/24	684	683	0.1
PT. Pertamina (Persero), 1.40%, 02/09/26	07/19/24	193	194	—
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	293	295	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	08/22/23	249	261	—
Ultrapar International S.A., 5.25%, 06/06/29	03/19/25	197	197	—
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	499	485	—
		26,175	26,489	1.7

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	08/08/25	36,500	—	(1,233)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	06/18/25	21,000	—	(482)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	08/14/25	97,000	—	873
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	06/05/25	75,000	—	809
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	05/23/25	83,000	—	151
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	07/10/25	93,000	—	(2,825)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	05/01/25	72,000	—	(1,836)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	04/17/25	99,000	—	861
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	05/30/25	68,000	—	(3,412)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	06/27/25	68,000	—	16
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	04/11/25	80,000	—	82
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	07/16/25	93,000	—	(3,284)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	05/09/25	66,000	—	(2,808)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	08/22/25	95,000	—	1,341
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	04/04/25	85,000	—	1,631
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	04/25/25	42,000	—	(1,663)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	05/14/25	65,000	—	(3,975)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	08/29/25	95,000	—	(815)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	06/11/25	71,000	—	505
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	07/30/25	70,000	—	(2,712)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	07/02/25	90,000	—	(837)
					—	(19,613)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	697,883	—	697,883
Government And Agency Obligations	—	521,426	2,100	523,526
Corporate Bonds And Notes	—	244,511	9	244,520
Senior Floating Rate Instruments	—	30,656	1	30,657
Common Stocks	—	—	12	12
Short Term Investments	60,358	—	—	60,358
	60,358	1,494,476	2,122	1,556,956
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	6,269	—	6,269
	—	6,269	—	6,269
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(25,882)	—	(25,882)
	—	(25,882)	—	(25,882)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 57.1%
Mortgage-Backed Securities 38.2%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	82,392	73,343
4.00%, 09/01/43 - 08/01/52	14,762	13,862
3.50%, 01/01/48	2,151	1,967
2.50%, 09/01/50 - 12/01/50	18,327	15,307
4.50%, 08/01/52	7,435	7,133
5.50%, 02/01/53 - 02/01/55	54,837	55,281
6.00%, 08/01/53 - 02/01/55	86,214	88,811
6.50%, 01/01/54	12,531	13,233
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	12,051	11,565
6.18%, 12/01/28	8,308	8,658
2.48%, 11/01/29	16,394	15,060
1.90%, 05/01/30	10,000	8,921
5.45%, 01/01/31	6,907	7,072
5.81%, 06/01/31	17,862	18,572
2.63%, 04/01/32	62,149	54,156
1.83%, 11/01/33	6,300	5,114
3.00%, 03/01/35 - 04/01/51	44,193	39,169
3.50%, 09/01/43 - 04/01/52	44,280	40,411
4.00%, 01/01/44 - 10/01/49	33,629	32,008
2.50%, 09/01/50 - 03/01/51	60,620	50,959
2.00%, 10/01/50 - 02/01/51	39,522	31,709
5.00%, 08/01/52 - 05/01/53	24,939	24,751
5.50%, 05/01/53 - 02/01/55	49,645	50,077
6.00%, 02/01/54 - 02/01/55	22,189	22,806
0.00%, 01/01/00 (a) (b)	13,349	13,257
Government National Mortgage Association
3.50%, 10/20/45	1,117	1,022
2.50%, 08/20/51	30,272	25,708
		729,932
Collateralized Mortgage Obligations 16.3%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	14,246	14,221
Federal Home Loan Mortgage Corporation
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,876
Series EB-4247, REMIC, 3.50%, 09/15/33	3,482	3,371
Interest Only, Series SP-3770, REMIC, 2.04%, (6.39% - (SOFR 30-Day Average * 1)), 11/15/40 (a)	69	—
Interest Only, Series SM-3780, REMIC, 2.04%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	4,249	430
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	16
Series KM-4141, REMIC, 1.75%, 12/15/42	7,265	6,209
Series CS-4156, REMIC, 0.04%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,279	2,328
Series 2023-M1B-HQA2, REMIC, 7.69%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,141
Series UZ-4508, REMIC, 3.00%, 07/15/43	551	443
Series 2024-M2-DNA3, REMIC, 5.79%, (SOFR 30-Day Average + 1.45%), 10/25/44 (a)	8,450	8,446
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,248	2,066
Series GZ-4612, REMIC, 3.00%, 09/15/46	22,915	20,202
Series MY-4677, REMIC, 3.50%, 04/15/47	8,228	7,203
Series DZ-4894, REMIC, 3.50%, 06/15/49	4,676	4,229
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	17,825	2,822
Series ZP-5028, REMIC, 1.50%, 10/25/50	6,929	3,276
Series NH-5250, REMIC, 3.00%, 08/25/52	24,493	20,805
Interest Only, Series MS-4291, REMIC, 1.44%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,833	186
Series FB-5478, REMIC, 5.69%, (SOFR 30-Day Average + 1.35%), 02/25/54 (a)	18,298	18,336
Series FH-5470, REMIC, 5.54%, (SOFR 30-Day Average + 1.20%), 11/25/54 (a)	18,336	18,327
Series FP-5473, REMIC, 5.64%, (SOFR 30-Day Average + 1.30%), 11/25/54 (a)	18,783	18,793
Series FG-5507, REMIC, 5.74%, (SOFR 30-Day Average + 1.40%), 02/25/55 (a)	3,425	3,435
Federal National Mortgage Association, Inc.
Interest Only, Series C26-437, 4.50%, 01/25/52	19,369	5,048
Interest Only, Series C60-426, 3.50%, 02/25/52	17,145	3,307
Interest Only, Series C8-437, 2.50%, 06/25/52	30,404	4,823
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	203	189
Interest Only, Series 2005-S-2, REMIC, 2.15%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	1,856	126
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	241	227
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,029	978
Interest Only, Series 2011-ES-93, REMIC, 2.05%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	719	77
Interest Only, Series 2018-ST-25, REMIC, 1.60%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	5,292	412
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	605	580
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	9,174	8,355
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,666	12,097
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	18,162	14,960
Series 2021-QL-47, REMIC, 2.50%, 07/25/51	10,255	7,123
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	979	902
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	8,781	1,675
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	12,392	2,136
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	24,728	4,246
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	8,705	1,475
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	11,200	279
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	34,614	5,057
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	33,636	4,895
Interest Only, Series 2020-SB-185, REMIC, 1.87%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	35,078	4,993
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	45,273	6,651
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	26,101	3,544
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	24,121	3,579
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	37,892	5,555
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	14,633	2,539
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	15,858	170
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	49,490	1,375
Interest Only, Series 2021-IA-116, REMIC, 2.50%, 06/20/51	17,523	2,565
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	33,885	5,893
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	17,164	11,358
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	37,749	5,550
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	18,532	3,646
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,495	6,421
Interest Only, Series 2022-IO-204, REMIC, 3.50%, 04/20/52	20,573	3,420
		310,387
Commercial Mortgage-Backed Securities 2.6%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.46%, 05/25/30 (a)	12,454	11,624
Interest Only, Series 2020-X1-M15, REMIC, 1.44%, 09/25/31 (a)	33,896	2,114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	73,774	3,760
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (a)	37,147	1,731
Interest Only, Series 2021-IO-20, REMIC, 1.15%, 08/16/62 (a)	56,626	4,305
Interest Only, REMIC, 0.82%, 02/16/63 (a)	53,009	3,296
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	64,895	3,308
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,669	606
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (a)	17,565	1,170
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	77,680	5,096
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (a)	40,459	2,500
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	77,739	2,597
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,620	1,368
Interest Only, Series 2025-IO-21, REMIC, 0.94%, 04/16/65 (a)	40,887	2,564
Interest Only, Series 2024-AI-170, REMIC, 0.77%, 10/16/65 (a)	49,499	3,250
		49,289
Total Government And Agency Obligations (cost $1,155,753)		1,089,608
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.7%
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31	2,390	2,433
Series 2024-B-1A, 6.90%, 05/16/31	968	989
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31	4,103	4,123
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.93%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (c) (d)	3,188	2,176
Affirm Asset Securitization Trust 2023-B
Series 2023-A-B, 6.82%, 04/15/26	5,000	5,046
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 6.45%, 12/25/28 (a) (c) (d)	2,155	1,772
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,790
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,824
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,520
Allegro CLO V-S Ltd
Series 2024-A1-2A, 5.80%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,006
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,520	1,232
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 4.76%, 11/25/35 (a) (d)	12,818	7,855
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	968	935
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,906	2,670
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.80%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (c) (d)	2,834	2,605
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,886	4,905
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.96%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	3,051	257
Series 2007-1A6-5CB, REMIC, 5.04%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	3,051	1,242
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	3,188
Apidos CLO XLVIII Ltd
Series 2024-A1-48A, 5.74%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,002
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.77%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	1,727	1,726
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 5.78%, (1 Month Term SOFR + 1.46%), 11/17/36 (a)	2,029	2,027
AREIT 2024-CRE9 Ltd
Series 2024-A-CRE9, 6.01%, (1 Month Term SOFR + 1.69%), 01/17/29 (a) (c)	900	898
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.70%, (1 Month Term SOFR + 1.45%), 07/19/38 (a)	2,710	2,700
Ares LIX CLO Ltd
Series 2021-B1-59A, 5.96%, (3 Month Term SOFR + 1.66%), 04/25/34 (a)	3,000	2,957
Bain Capital Credit CLO 2022-6, Limited
Series 2022-A1R-6A, 5.66%, (3 Month Term SOFR + 1.37%), 01/22/38 (a)	1,500	1,499
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.64%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	5,000	5,000
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,322	2,077
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	272
Bank5 2024-5YR10
Series 2024-B-5YR10, REMIC, 6.14%, 10/17/29	2,747	2,746
Battalion CLO XI Ltd.
Series 2017-BR-11A, 6.28%, (3 Month Term SOFR + 1.98%), 04/24/34 (a)	1,000	999
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.72%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	1,000	1,000
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 7.60%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (c)	6,125	4,299
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.21%, 07/17/54 (a)	21,425	1,174
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.35%, 09/17/54 (a)	42,340	2,447
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.93%, 11/18/54 (a)	12,273	512
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.58%, 02/18/54 (a)	34,893	2,331
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,629	2,637
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 5.37%, (1 Month Term SOFR + 1.05%), 07/15/37 (a) (c)	1,599	1,581
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.89%, (1 Month Term SOFR + 1.65%), 06/19/29 (a)	2,600	2,598
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	119	118
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.41%, 05/16/53 (a)	84,177	941
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.76%, 09/17/53 (a)	34,346	1,692
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.24%, 07/17/54 (a)	19,714	1,032
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (a)	38,734	1,439

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,650	2,684
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,636	2,699
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.70%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	500	499
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 6.30%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,001
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,834	1,850
Bojangles Issuer LLC
Series 2024-A2-1A, 6.58%, 11/20/29	2,000	2,008
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 5.48%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	2,580	2,561
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,250
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (c)	12,545	12,641
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.84%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,002
Bridge Street CLO IV Ltd
Series 2024-A-1A, 5.89%, (3 Month Term SOFR + 1.60%), 04/20/37 (a)	1,000	1,001
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 6.43%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	1,830	1,798
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.12%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	1,129	1,125
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	1,413	1,408
BX Commercial Mortgage Trust 2024-AIRC
Series 2024-A-AIRC, REMIC, 6.01%, (1 Month Term SOFR + 1.69%), 08/17/26 (a)	1,780	1,780
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	4,941	4,454
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,849	1,737
Carlyle US CLO 2017-2, Ltd.
Series 2017-AR2-2A, 5.78%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,499
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 4.46%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (c) (d)	2,105	2,045
Carval CLO IX-C Ltd.
Series 2024-A-1A, 5.97%, (3 Month Term SOFR + 1.68%), 04/20/37 (a)	1,000	1,003
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.75%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	4,000	4,002
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.77%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	3,000	3,001
CBAM 2017-2 Ltd
Series 2017-BR-2A, 6.41%, (3 Month Term SOFR + 2.11%), 07/17/34 (a)	1,500	1,500
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.27%, 11/15/27 (a)	243	219
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.71%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	1,000	1,001
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.57%, 05/10/58 (a)	58,515	614
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,376	2,349
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	1,931	889
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,117	808
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,650	6,577
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.20%, 02/12/49 (a)	18,534	91
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.65%, 04/16/49 (a)	14,024	195
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.70%, 07/25/47 (a)	1,175	970
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	742	703
CMALT (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	976	852
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	716	655
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (c)	4,957	4,968
COLT 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68 (c)	3,401	3,430
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.30%, 10/15/46 (a)	2,174	12
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 0.88%, 10/13/48 (a)	21,465	4
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.66%, 02/12/48 (a)	2,212	—
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.66%, 02/12/26 (a)	1,340	1,295
Interest Only, Series 2016-XA-DC2, REMIC, 0.91%, 02/12/49 (a)	13,537	51
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 5.62%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	1,946
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	73
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,067	2,532
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,005	1,232
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	891
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.17%, 04/15/50 (a)	1,169	—
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.55%, 11/18/25 (a)	1,911	1,844
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.54%, 06/17/52 (a)	8,685	452
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 04/25/65 (a)	7,000	6,564
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	925	853
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	2,130	1,839
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a) (d)	7,496	6,553
CSMCM Trust
Series 2018-CERT-SP3, 4.51%, 09/25/58 (a)	14,222	12,023
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,944

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.35%, 05/12/49 (a)	19,858	120
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 3.36%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (c) (d)	9,163	7,847
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-1A3-AR1, REMIC, 5.56%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (c) (d)	7,012	6,673
Series 2006-A2B-AB1, REMIC, 5.59%, 02/25/36 (a) (d)	2,780	2,535
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	461
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 5.96%, (3 Month Term SOFR + 1.66%), 01/15/31 (a)	1,000	1,000
Empower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.90%, (3 Month Term SOFR + 1.60%), 04/27/37 (a)	5,000	5,004
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	2,339	2,336
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 1.83%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (c) (d)	4,878	2,512
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,545	1,010
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	5,029
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (c)	10,500	9,827
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,607
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.65%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (c)	2,091	2,076
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	999	942
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,231	1,841
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,281	1,295
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	1,845	1,545
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 5.45%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	1,697	1,693
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 5.27%, (1 Month Term SOFR + 0.95%), 07/15/31 (a)	436	340
Series 2018-D-TWR, REMIC, 5.97%, (1 Month Term SOFR + 1.65%), 07/15/31 (a)	1,000	242
Series 2018-E-TWR, REMIC, 6.47%, (1 Month Term SOFR + 2.15%), 07/15/31 (a)	1,000	137
Series 2018-F-TWR, REMIC, 7.17%, (1 Month Term SOFR + 2.85%), 07/15/31 (a)	1,000	100
Series 2018-G-TWR, REMIC, 8.29%, (1 Month Term SOFR + 3.97%), 07/15/31 (a)	1,000	80
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 1.56%, 03/25/46 (a) (c) (d)	3,656	1,327
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.30%, 09/12/47 (a)	3,392	1
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	661
Interest Only, Series 2015-XA-GC34, REMIC, 1.16%, 10/13/48 (a)	19,657	80
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (a)	2,462	2,373
Interest Only, Series 2015-XA-GS1, REMIC, 0.75%, 11/13/48 (a)	31,020	60
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.18%, 10/13/49 (a)	22,570	245
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	4,106
Interest Only, Series 2017-C-2, REMIC, 1.07%, 08/12/50 (a)	31,938	509
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.35%, 03/10/28 (a)	2,000	1,790
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.01%, 02/12/52 (a)	37,088	1,194
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.62%, 02/14/53 (a)	45,576	1,073
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 1.28%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a) (d)	12,564	2,065
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 6.01%, (1 Month Term SOFR + 1.69%), 05/15/26 (a)	2,500	2,499
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 8.35%, (3 Month Term SOFR + 4.06%), 08/01/25 (a)	134	134
HalseyPoint CLO II, Ltd.
Series 2020-AR-2A, 5.81%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,007
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,445	1,367
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,176	1,888
Series 2021-E-1, REMIC, 2.58%, 09/19/29	995	862
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,146	1,011
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (c)	3,836	3,859
Horizon Aircraft Finance III Limited
Series 2024-A-I, 5.38%, 09/15/31	2,438	2,399
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 3.15%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (c) (d)	1,800	1,150
Series 2007-A4-NC1, REMIC, 3.15%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (c) (d)	8,473	5,437
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.50%, 09/25/36 (a)	525	489
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,311	3,325
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 1.85%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (c) (d)	3,972	1,909
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26 (a)	2,666	411
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 4.16%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (c) (d)	4,042	3,551
Series 2006-A4-HE3, REMIC, 4.16%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (c) (d)	1,511	1,330
Series 2006-A5-HE3, REMIC, 4.16%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (c) (d)	3,907	3,416
Series 2006-A5-WMC4, REMIC, 2.19%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (c) (d)	19,730	9,427
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.29%, 03/26/37 (a)	832	905

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-C-C21, REMIC, 4.54%, 08/16/47 (a)	779	777
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.63%, 11/18/25 (a)	2,224	2,081
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,684
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.47%, 06/17/49 (a)	17,297	139
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,767
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.66%, 05/15/53 (a)	35,614	1,954
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 4.92%, (1 Month Term SOFR + 0.60%), 04/15/37 (a)	2,636	2,583
Katayma CLO I, Ltd.
Series 2023-A1-1A, 6.29%, (3 Month Term SOFR + 2.00%), 10/20/36 (a)	5,000	5,022
Series 2023-B-1A, 6.94%, (3 Month Term SOFR + 2.65%), 10/20/36 (a)	1,000	1,001
Katayma CLO II, Ltd.
Series 2024-A1-2A, 5.94%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,002
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 5.50%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (c)	1,696	1,687
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (c)	9,289	8,948
LFT CRE 2021-FL1 LLC
Series 2021-B-FL1, 6.18%, (1 Month Term SOFR + 1.86%), 06/17/39 (a)	2,600	2,601
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (a)	2,710	2,707
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.84%, 03/11/50 (a)	29,826	273
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	1,181	1,190
Magnetite XL, Limited
Series 2024-A1-40A, 5.75%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,005
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 5.76%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	1,000	1,000
Marble Point CLO XXV Ltd
Series 2022-A1R-2A, 6.22%, (3 Month Term SOFR + 1.93%), 10/20/36 (a)	2,000	2,003
Series 2022-BR-2A, 7.14%, (3 Month Term SOFR + 2.85%), 10/20/36 (a)	1,000	1,007
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,712	1,016
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 5.86%, 11/25/35 (a)	8,475	4,058
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,588	770
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.72%, 10/25/47 (a)	9,822	2,706
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.15%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (c) (d)	27,784	9,101
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.52%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (c) (d)	16,265	4,131
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.51%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	1,645	1,640
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.69%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	784	783
MF1 2023-FL12 LLC
Series 2023-A-FL12, 6.38%, (1 Month Term SOFR + 2.07%), 11/19/38 (a)	1,350	1,352
MF1 2024-FL15 LLC
Series 2024-A-FL15, 6.01%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,500	2,502
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.64%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	2,710	2,704
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (c)	10,506	10,609
MidOcean Credit CLO
Series 2018-A1-9A, 5.70%, (3 Month Term SOFR + 1.41%), 07/21/31 (a) (e)	531	531
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/47	905	862
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.13%, 01/15/49 (a)	17,383	59
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.28%, 09/17/49 (a)	14,971	207
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.26%, 10/19/26 (a)	2,960	2,550
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,499
Interest Only, Series 2019-XA-L3, REMIC, 0.61%, 11/18/52 (a)	66,161	1,597
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	2,583	2,460
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.57%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (c) (d)	17,137	5,907
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,082	380
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 1.40%, 04/25/37 (a) (d)	933	466
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,347	1,175
MP CLO VIII Ltd
Series 2015-ARR-2A, 5.76%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,500
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/36	1,018	638
Series 2019-G-PARK, REMIC, 2.72%, 12/15/36	4,267	2,499
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.71%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	615	615
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	3,697
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,493	1,509
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,595

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/09/35	1,814	1,854
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 5.03%, 02/25/36 (a)	397	275
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 4.20%, 07/26/41 (a)	5,358	4,557
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	7,269
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (c)	3,519	3,489
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (c)	3,561	3,565
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (c)	3,226	3,235
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.84%, (3 Month Term SOFR + 1.34%), 11/26/37 (a)	1,000	1,000
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 7.43%, (1 Month Term SOFR + 3.11%), 03/25/26 (a) (e)	2,000	2,005
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.87%, 09/25/47 (a)	4,340	4,054
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/51 (c)	7,722	7,707
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (c)	13,978	14,066
PRET 2024-NPL9, LLC
Series 2024-A1-NPL9, 5.85%, 12/25/27 (c)	8,032	8,080
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 4.74%, 07/25/51 (a) (c)	2,369	2,356
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,600	9,400
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	8,213
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	15,220
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,907
PRPM 2024-4, LLC
Series 2024-A1-4, REMIC, 6.41%, 08/25/27 (c)	3,491	3,509
PRPM 2024-6, LLC.
Series 2024-A1-6, REMIC, 5.70%, 11/25/27 (c)	9,514	9,573
PRPM 2024-7 LLC
Series 2024-A1-7, 5.87%, 11/25/27 (c)	2,197	2,193
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,318	1,037
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,309	1,050
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 5.10%, 08/25/35 (a)	2,796	2,389
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 4.88%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,423	1,348
Interest Only, Series 2007-1A6-B, REMIC, 1.62%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,423	232
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,308	2,126
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.21%, 01/25/36 (a)	3,923	2,818
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,986	3,471
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,383	1,202
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 4.88%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	5,063	1,879
Series 2007-1A2-A3, REMIC, 12.38%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	660	733
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,908	562
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,496	7,440
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	147	128
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	931	747
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	474	352
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	597	467
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	3,973	3,249
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,376	1,384
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.90%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,005
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	5,403	5,121
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 0.34%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (c) (d)	15,713	5,034
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	5,256	5,104
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	2,180	1,806
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	401	397
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,505
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.70%, 08/12/38 (a)	4,623	3,416
Sound Point CLO 38, Ltd.
Series 2024-A1-38A, 5.92%, (3 Month Term SOFR + 1.60%), 02/20/37 (a)	1,500	1,501
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.70%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (e)	1,752	1,751
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 6.35%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	841
Sound Point Clo XXI Ltd
Series 2018-A1AR-3A, 5.60%, (3 Month Term SOFR + 1.30%), 10/27/31 (a)	2,379	2,376
Sound Point CLO XXIII
Series 2019-AR-2A, 5.73%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	2,001
Sound Point CLO XXIX Ltd
Series 2021-A-1A, 5.92%, (3 Month Term SOFR + 1.33%), 04/25/34 (a)	1,000	999
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.74%, 04/25/37 (a)	368	180
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,555
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 5.68%, (3 Month Term SOFR + 1.38%), 06/16/31 (a) (e)	636	636
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 6.04%, 11/25/35 (a)	2,598	2,132

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 2.73%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (c) (d)	4,563	2,803
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.72%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (c) (d)	20,500	7,103
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 2.77%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (c) (d)	4,632	2,661
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,943	2,650
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.64%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (c)	2,251	2,252
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	1,513	1,372
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	3,306	2,730
Switch ABS Issuer, LLC
Series 2024-A2-2A, 5.44%, 06/25/54	2,500	2,493
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,913	4,656
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,316
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	2,450	2,435
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (e)	2,365	2,339
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 5.63%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (c)	1,331	1,327
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.00%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (c)	2,751	2,731
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.46%, 06/17/50 (a)	12,923	294
Upgrade Master Pass-Thru Trust Series 2025-ST1
Series 2025-A-ST1, 5.44%, 02/15/29	1,000	999
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	4,300	4,266
Upstart Securitization Trust 2024-1
Series 2024-A-1, 5.33%, 11/20/34	2,228	2,234
Vegas Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,377	1,385
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	686	682
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (a)	7,769	7,773
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (c)	3,063	3,063
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 5.80%, (3 Month Term SOFR + 1.51%), 10/20/31 (a)	454	454
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,217
VOLT CV LLC
Series 2021-A1-CF2, 5.49%, 11/27/51 (a) (c)	605	602
VOLT XCII, LLC
Series 2021-A1-NPL1, 4.89%, 02/27/51 (a) (c)	352	352
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 02/27/51 (c)	508	508
VOLT XCVI, LLC
Series 2021-A1-NPL5, 6.12%, 03/27/51 (a) (c)	1,068	1,067
VOLT XCVII, LLC
Series 2021-A1-NPL6, 5.24%, 04/25/51 (a) (c)	482	482
Warwick Capital CLO 3 Ltd
Series 2024-A1-3A, 5.94%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,002
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.69%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	3,000	3,001
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.51%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (c) (d)	51	16
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 1.27%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (c) (d)	13,384	4,377
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	876	688
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,565	1,229
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 1.19%, 09/25/36 (a) (c) (d)	16,813	4,598
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	854	836
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	290	289
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.73%, 01/16/26 (a)	1,577	1,540
Series 2016-C-C34, REMIC, 5.05%, 04/17/26 (a)	1,937	1,850
Series 2016-C-LC24, REMIC, 4.42%, 09/17/26 (a)	2,000	1,760
Interest Only, Series 2016-XA-C33, REMIC, 1.53%, 03/17/59 (a)	9,813	80
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	992	865
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	927	783
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	334	274
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.59%, 11/18/25 (a)	1,850	1,797
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 04/15/50 (a)	2,386	2,295
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.66%, 11/18/25 (a)	2,031	1,909
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 0.90%, 12/17/48 (a)	16,270	34
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.07%, 09/16/50 (a)	64,410	1,154
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.37%, 01/16/60 (a)	14,860	318
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.83%, 12/17/52 (a)	33,945	1,113
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.27%, 02/18/53 (a)	56,065	2,680
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.28%, 06/17/53 (a)	48,018	2,446
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	503	456
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (e)	1,236	1,220
Total Non-U.S. Government Agency Asset-Backed Securities (cost $917,576)		797,267

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	15,224	15,224
Total Short Term Investments (cost $15,224)		15,224
Total Investments 99.6% (cost $2,088,553)		1,902,099
Other Derivative Instruments 0.0%		323
Other Assets and Liabilities, Net 0.4%		8,272
Total Net Assets 100.0%		1,910,694

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $13,257.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(d) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $8,482 and 0.4% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	9,530	144,039	138,345	201	—	—	15,224	0.8

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	4,100	July 2025	844,382	(32)	5,023
United States 5 Year Note	700	July 2025	74,685	(22)	1,024
United States Long Bond	1,960	June 2025	225,834	367	4,037
United States Ultra Bond	320	June 2025	38,371	141	749
				454	10,833
Short Contracts
United States 10 Year Ultra Bond	(1,400)	June 2025	(156,899)	(131)	(2,875)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,089,608	—	1,089,608
Non-U.S. Government Agency Asset-Backed Securities	—	797,267	—	797,267
Short Term Investments	15,224	—	—	15,224
	15,224	1,886,875	—	1,902,099
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	10,833	—	—	10,833
	10,833	—	—	10,833
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,875)	—	—	(2,875)
	(2,875)	—	—	(2,875)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Dreyfus Government Money Market Fund
REPURCHASE AGREEMENTS 53.6%
Repurchase Agreements (a)		1,453,000
Total Repurchase Agreements (cost $1,453,000)		1,453,000
GOVERNMENT AND AGENCY OBLIGATIONS 47.3%
U.S. Treasury Bill 28.5%
Treasury, United States Department of
4.45%, 04/01/25 (b)	14,000	14,000
4.34%, 04/08/25 (b)	48,800	48,759
4.30%, 04/15/25 (b)	15,000	14,975
4.28%, 04/22/25 (b)	25,000	24,938
4.29%, 04/29/25 - 06/17/25 (b)	39,000	38,734
4.39%, 05/01/25 (b)	22,600	22,519
4.25%, 05/06/25 (b)	26,000	25,894
4.28%, 05/08/25 (b)	112,000	111,514
4.37%, 05/15/25 (b)	9,700	9,649
4.27%, 05/20/25 (b)	16,000	15,908
4.28%, 05/22/25 (b)	19,800	19,681
4.29%, 05/27/25 (b)	41,000	40,730
4.25%, 06/03/25 (b)	11,500	11,416
4.27%, 06/05/25 (b)	25,000	24,810
4.26%, 06/10/25 (b)	35,200	34,913
4.26%, 06/12/25 (b)	14,000	13,882
4.23%, 06/20/25 (b)	56,400	55,877
4.27%, 06/24/25 (b)	19,000	18,813
4.24%, 06/26/25 (b)	69,000	68,311
4.19%, 07/03/25 (b)	26,000	25,722
4.16%, 10/30/25 (b)	14,000	13,662
4.25%, 11/28/25 (b)	22,300	21,674
4.13%, 12/26/25 (b)	33,500	32,481
4.08%, 01/22/26 (b)	32,500	31,424
4.11%, 02/19/26 (b)	18,700	18,018
4.00%, 03/19/26 (b)	15,900	15,287
		773,591
U.S. Government Agency Obligations 11.8%
Federal Farm Credit Banks Funding Corporation
4.35%, (SOFR + 0.01%), 04/17/25 (c) (d)	8,300	8,300
4.39%, (SOFR + 0.06%), 12/02/25 (c) (d)	6,100	6,100
4.48%, (SOFR + 0.14%), 11/04/26 - 12/02/26 (c) (d)	10,800	10,800
4.48%, (SOFR + 0.14%), 11/23/26 - 01/08/27 (c) (d)	17,000	17,000
Federal Home Loan Bank of Dallas
4.35%, (SOFR + 0.01%), 04/09/25 - 06/06/25 (c) (d)	59,500	59,500
4.35%, (SOFR + 0.01%), 05/06/25 - 05/14/25 (c) (d)	61,800	61,800
4.36%, (SOFR + 0.02%), 06/06/25 - 06/12/25 (c) (d)	10,300	10,300
Federal Home Loan Bank of New York
4.34%, (SOFR + 0.00%), 05/28/25 (c) (d)	7,100	7,100
4.34%, (SOFR + 0.01%), 06/23/25 (c) (d)	11,000	11,000
4.35%, (SOFR + 0.01%), 07/28/25 (c) (d)	11,000	11,000
4.42%, 02/09/26 (d)	18,000	18,000
4.44%, 02/09/26 (d)	14,000	14,000
4.48%, (SOFR + 0.14%), 12/17/26 (c) (d)	10,000	10,000
Federal Home Loan Bank of Topeka
4.40%, 03/13/26 (d)	13,300	13,300
4.33%, 04/15/26 (d)	15,000	15,000
4.35%, 04/17/26 (d)	7,400	7,400
4.25%, 04/20/26 (d)	14,700	14,700
Federal Home Loan Mortgage Corporation
4.45%, (SOFR + 0.11%), 05/07/26 (c) (d)	2,400	2,400
4.48%, (SOFR + 0.14%), 10/29/26 (c) (d)	3,300	3,300
Federal National Mortgage Association, Inc.
4.48%, (SOFR + 0.14%), 10/23/26 - 12/11/26 (c) (d)	19,000	19,000
		320,000
U.S. Treasury Note 6.0%
Treasury, United States Department of
0.25%, 10/31/25	5,600	5,468
4.40%, (3 Month Treasury + 0.17%), 10/31/25 (c)	26,000	26,018
5.00%, 10/31/25	3,900	3,914
2.88%, 11/30/25	3,100	3,070
4.88%, 11/30/25	4,500	4,515
1.63%, 02/15/26	3,500	3,420
0.50%, 02/28/26	5,300	5,122
4.63%, 02/28/26	18,500	18,557
4.50%, 03/31/26	4,000	4,014
4.44%, (3 Month Treasury + 0.20%), 10/31/26 (c)	40,300	40,330
4.33%, (3 Month Treasury + 0.10%), 01/31/27 (c)	48,300	48,299
		162,727
Discount Notes 1.0%
FHLBanks Office of Finance
4.38%, 04/30/25 (b) (d)	14,800	14,749
4.29%, 05/09/25 (b) (d)	11,000	10,951
		25,700
Total Government And Agency Obligations (cost $1,282,018)		1,282,018
Total Investments 100.9% (cost $2,735,018)		2,735,018
Other Assets and Liabilities, Net (0.9)%		(24,517)
Total Net Assets 100.0%		2,710,501

(a) For repurchase agreements held at March 31, 2025, see Repurchase Agreements in the Schedules of Investments.

(b) The coupon rate represents the yield to maturity.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNS	Treasury, United States Department of, 0.00%-4.88%, due 05/29/25-02/15/53	107,370	102,012	4.35	03/31/25	04/01/25	100,012	100,000	100,000
CIB	Government National Mortgage Association, 2.50%-7.00%, due 12/20/50-03/20/55	68,409	47,559
	Federal National Mortgage Association, Inc., 2.45%-7.00%, due 04/01/29-03/01/55	37,722	23,274
	Federal Home Loan Mortgage Corporation, 2.50%-6.50%, 05/15/34-11/01/54	45,136	31,167
		151,267	102,000	4.36	03/31/25	04/01/25	100,012	100,000	100,000
CTC	Treasury, United States Department of, 0.25%-4.63%, due 04/30/25-08/31/31	367,712	357,000	4.36	03/31/25	04/01/25	350,042	350,000	350,000
DWA	Treasury, United States Department of, 1.25%, due 09/30/28	25,097	22,917
	Government National Mortgage Association, 2.00%-5.00%, due 07/20/48-01/20/55	46,370	31,783

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal National Mortgage Association, Inc., 3.00%-5.50%, due 12/01/27-09/01/41	9	0
	Federal Home Loan Mortgage Corporation, 2.00%-7.83%, due 11/01/36-03/01/55	25,847	23,186
		97,323	77,886	4.36	03/31/25	04/01/25	75,009	75,000	75,000
FICC	Treasury, United States Department of, 4.35%, due 04/30/25-02/28/26	447,026	462,115	4.35	03/31/25	04/01/25	453,066	453,000	453,000
RBC	Treasury, United States Department of, 0.00%-3.88%, due 05/08/25-10/15/27	27,314	27,615
	Government National Mortgage Association, 0.00%-7.00%, due 09/20/36-9/20/63	3,672,970	263,867
	Federal Home Loan Mortgage Corporation, 0.00%-6.50%, due 07/25/38-11/25/54	345,987	54,557
	Federal National Mortgage Association, Inc., 2.00%-5.00%, due 08/25/37-10/25/60	435,264	51,534
		4,481,535	397,573	4.36	03/31/25	04/01/25	375,045	375,000	375,000
									1,453,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Dreyfus Government Money Market Fund
Assets - Securities
Repurchase Agreements	—	1,453,000	—	1,453,000
Government And Agency Obligations	—	1,282,018	—	1,282,018
	—	2,735,018	—	2,735,018

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 57.6%
Mortgage-Backed Securities 21.5%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 06/01/52	12,361	11,008
2.50%, 08/01/32 - 02/01/52	15,881	13,863
3.50%, 04/01/33 - 03/01/52	6,398	5,875
1.50%, 07/01/35 - 02/01/51	4,057	3,392
2.00%, 07/01/35 - 08/01/52	24,667	20,315
4.00%, 05/01/38 - 02/01/53	3,659	3,480
6.00%, 07/01/39 - 03/01/55	5,489	5,651
5.00%, 05/01/52 - 08/01/53	2,861	2,837
5.50%, 09/01/52 - 01/01/55	5,237	5,287
5.00%, 12/01/52 (a)	1,004	996
6.50%, 09/01/53 - 03/01/55	5,502	5,755
6.50%, 12/01/53 - 01/01/54 (b)	383	401
6.50%, 01/01/54 (a)	832	869
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 03/01/52	33,411	27,377
3.00%, 02/01/31 - 03/01/52	15,201	13,438
3.50%, 08/01/34 - 07/01/52	8,789	8,212
2.50%, 05/01/35 - 01/01/52	26,948	23,160
1.50%, 11/01/35 - 02/01/51	2,751	2,271
4.00%, 06/01/38 - 09/01/52	7,209	6,821
4.50%, 03/01/39 - 08/01/39	674	667
4.50%, 08/01/49 (a)	1,504	1,459
3.50%, 11/01/51 (a)	2,863	2,597
5.00%, 09/01/52 - 06/01/53	4,065	4,032
5.50%, 09/01/52 - 10/01/54	9,073	9,147
6.00%, 09/01/52 - 03/01/55	11,759	12,033
6.50%, 05/01/53 - 03/01/55	3,489	3,626
6.00%, 06/01/53 (a)	553	569
6.50%, 12/01/53 - 08/01/54 (b)	461	482
TBA, 2.00%, 04/15/55 - 05/15/55 (b)	22,150	17,621
TBA, 2.50%, 04/15/55 (b)	1,575	1,310
TBA, 3.00%, 04/15/55 (b)	200	173
TBA, 4.00%, 04/15/55 (b)	375	350
TBA, 5.50%, 04/15/55 (b)	900	899
TBA, 6.00%, 04/15/55 - 05/15/55 (b)	6,525	6,623
Government National Mortgage Association
4.00%, 02/20/41 - 10/20/52	2,546	2,431
3.50%, 09/20/45 - 02/20/46	2,780	2,579
5.00%, 04/20/48	340	343
3.00%, 12/20/49 - 03/20/50	435	388
2.00%, 11/20/50 - 03/20/52	12,695	10,385
2.50%, 06/20/51 - 01/20/52	9,534	8,080
4.50%, 03/20/53 - 11/20/54	5,998	5,768
5.50%, 10/20/54 - 01/20/55	1,945	1,951
6.00%, 12/20/54 - 01/20/55	1,391	1,414
TBA, 2.00%, 04/15/55 - 05/15/55 (b)	14,250	11,653
TBA, 2.50%, 04/15/55 (b)	8,150	6,950
TBA, 3.00%, 04/15/55 (b)	13,300	11,780
TBA, 5.00%, 04/15/55 (b)	4,000	3,935
TBA, 5.50%, 04/15/55 - 05/15/55 (b)	7,750	7,761
TBA, 6.00%, 04/15/55 - 05/15/55 (b)	18,800	19,065
TBA, 3.50%, 05/15/55 (b)	4,800	4,380
		321,459
U.S. Treasury Note 20.7%
Treasury, United States Department of
4.00%, 02/29/28 - 02/15/34	1,939	1,919
3.50%, 09/30/29	14,300	14,041
3.88%, 12/31/29 - 08/15/34	38,322	37,859
3.63%, 03/31/30 - 09/30/31	10,664	10,401
3.75%, 05/31/30 - 08/31/31	33,063	32,484
4.63%, 09/30/30 - 02/15/35	399	412
4.88%, 10/31/30	14,400	15,019
4.38%, 11/30/30	5,000	5,091
4.25%, 02/28/31 - 11/15/34	59,100	59,554
4.13%, 11/30/31 - 11/15/32	16,410	16,459
2.75%, 08/15/32	11,078	10,129
3.50%, 02/15/33 (a)	95,540	91,509
4.50%, 11/15/33	14,500	14,849
		309,726
U.S. Treasury Bond 11.6%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	27,320
1.75%, 08/15/41	7,868	5,331
2.00%, 11/15/41 - 08/15/51	29,254	18,220
3.25%, 05/15/42	6,600	5,576
4.38%, 08/15/43	9,550	9,307
3.00%, 02/15/47	1,743	1,342
1.88%, 11/15/51	19,398	11,154
2.25%, 02/15/52	36,390	22,948
2.88%, 05/15/52	10,630	7,717
3.63%, 02/15/53 (a)	13,690	11,532
4.13%, 08/15/53	15,441	14,230
4.25%, 02/15/54 - 08/15/54	30,007	28,288
4.50%, 11/15/54	8,460	8,337
4.63%, 02/15/55	2,180	2,195
		173,497
Collateralized Mortgage Obligations 1.9%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	362	340
Series VD-4676, REMIC, 4.00%, 08/15/37	3	3
Series VA-5083, REMIC, 1.00%, 08/15/38	216	205
Series CL-5092, REMIC, 3.00%, 04/25/41	872	793
Series AB-5210, REMIC, 3.00%, 01/25/42	227	211
Series AE-4636, REMIC, 4.00%, 07/15/42	5	5
Series AC-4661, REMIC, 4.00%, 04/15/43	7	7
Series LB-4492, REMIC, 4.00%, 03/15/44	1	1
Series LB-4506, REMIC, 4.00%, 04/15/44	1	1
Series LB-4522, REMIC, 4.00%, 06/15/44	2	2
Series LB-4535, REMIC, 4.00%, 08/15/44	2	2
Series CD-5266, REMIC, 4.50%, 10/25/44	414	410
Series BA-5000, REMIC, 2.00%, 04/25/45	419	380
Series LA-4646, REMIC, 4.00%, 09/15/45	34	34
Series KB-4692, REMIC, 4.00%, 10/15/46	120	117
Series TA-5210, REMIC, 3.50%, 11/25/46	197	186
Series PA-4746, REMIC, 4.00%, 02/15/47	58	57
Series KA-5180, REMIC, 2.50%, 10/25/47	173	154
Series LB-5202, REMIC, 2.50%, 10/25/47	172	154
Series GC-5159, REMIC, 2.00%, 11/25/47	138	121
Series BA-5190, REMIC, 2.50%, 11/25/47	211	188
Series BA-5198, REMIC, 2.50%, 11/25/47	312	281
Series DA-5197, REMIC, 2.50%, 11/25/47	160	143
Series A-5248, REMIC, 4.00%, 04/15/48	410	403
Series P-5236, REMIC, 5.00%, 04/25/48	151	151
Series M-5164, REMIC, 2.50%, 07/25/48	139	122
Series EA-5159, REMIC, 2.50%, 08/25/48	136	120
Series A-5182, REMIC, 2.50%, 10/25/48	1,151	1,012
Series AG-5202, REMIC, 3.00%, 01/25/49	126	115
Series TP-5178, REMIC, 2.50%, 04/25/49	301	263
Series BA-5169, REMIC, 2.50%, 05/25/49	600	524
Series CA-5190, REMIC, 2.50%, 05/25/49	175	153
Series TP-5189, REMIC, 2.50%, 05/25/49	209	183
Series A-5197, REMIC, 2.50%, 06/25/49	175	153
Series TP-5169, REMIC, 2.50%, 06/25/49	138	120
Series CA-5191, REMIC, 2.50%, 04/25/50	204	175
Series CB-5175, REMIC, 2.50%, 04/25/50	873	754
Series UA-5202, REMIC, 3.00%, 04/25/50	193	174
Series BE-5058, REMIC, 3.00%, 11/25/50	310	267
Series PK-5220, REMIC, 3.50%, 01/25/51	247	234
Series CG-5214, REMIC, 3.50%, 04/25/52	169	161
Series FV-5500, REMIC, 5.59%, (SOFR 30-Day Average + 1.25%), 10/25/54 (d)	358	360
Series FB-5509, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 02/25/55 (d)	300	301
Series WF-5499, REMIC, 5.54%, (SOFR 30-Day Average + 1.20%), 02/25/55 (d)	196	195
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	424	391
Series 2020-JC-45, REMIC, 1.50%, 07/25/40	769	643
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	401	393
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	2,421	2,304
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	424	372

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	129	121
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	298	278
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	1,885	1,822
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	323	304
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	256	249
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,530	1,339
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	530	470
Series 2022-E-7, REMIC, 2.50%, 11/25/47	664	595
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	170	141
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	181	150
Series 2022-D-3, REMIC, 2.00%, 02/25/48	667	589
Series 2022-A-7, REMIC, 3.00%, 05/25/48	400	368
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	204	188
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	248	228
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	282	259
Series 2022-E-30, REMIC, 4.50%, 07/25/48	314	308
Series 2021-L-85, REMIC, 2.50%, 08/25/48	149	131
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	455	400
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	99	96
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	683	598
Series 2022-B-4, REMIC, 2.50%, 05/25/49	176	153
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	685	599
Series 2022-B-11, REMIC, 3.00%, 06/25/49	211	193
Series 2021-A-68, REMIC, 2.00%, 07/25/49	287	226
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	225	191
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	238	207
Series 2022-A-28, REMIC, 2.50%, 02/25/52	562	530
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	69	63
Series 2023-FD-54, REMIC, 5.79%, (SOFR 30-Day Average + 1.45%), 11/25/53 (d)	582	586
Series 2024-FB-41, REMIC, 5.87%, (SOFR 30-Day Average + 1.53%), 07/25/54 (d)	195	196
Series 2025-FH-4, REMIC, 5.54%, (SOFR 30-Day Average + 1.20%), 09/25/54 (d)	232	233
Series 2025-DF-7, REMIC, 5.74%, (SOFR 30-Day Average + 1.40%), 09/25/54 (d)	390	390
Series 2025-FE-7, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 02/25/55 (d)	204	204
Series 2025-FB-7, REMIC, 5.54%, (SOFR 30-Day Average + 1.20%), 02/25/55 (d)	492	493
Series 2025-AF-7, REMIC, 5.74%, (SOFR 30-Day Average + 1.40%), 02/25/55 (d)	387	388
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	219	197
Series 2019-F-11, REMIC, 4.83%, (1 Month Term SOFR + 0.51%), 01/20/49 (d)	139	138
Series 2019-NF-23, REMIC, 4.88%, (1 Month Term SOFR + 0.56%), 02/20/49 (d)	79	78
Series 2019-FB-153, REMIC, 4.88%, (1 Month Term SOFR + 0.56%), 12/20/49 (d)	380	372
		27,909
Sovereign 1.8%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	480	329
3.88%, 04/16/50 (e)	145	114
3.00%, 09/15/51 (e)	105	70
5.50%, 04/30/54 (e)	200	202
Angola, Government of
9.50%, 11/12/25 (e)	190	190
8.25%, 05/09/28 (e)	125	116
8.75%, 04/14/32 (e)	135	116
9.38%, 05/08/48 (e)	50	39
Banco Central de la Republica Argentina
0.00%, 06/30/25 (c)	50	14
Bank Gospodarstwa Krajowego
5.38%, 05/22/33 (e)	200	199
6.25%, 07/09/54 (e)	200	201
Bermuda, Government of
3.72%, 01/25/27 (e)	215	210
3.38%, 08/20/50 (e)	60	41
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/36 (e) (f)	511	287
0.00%, 02/01/30 - 02/01/36 (e) (f)	353	175
0.00%, 08/01/41 (d) (e) (g) (h)	75	54
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	119
3.00%, 01/15/34	90	75
3.30%, 03/11/41	85	63
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	285	241
3.13%, 04/15/31	115	93
8.00%, 04/20/33 - 11/14/35	405	409
7.50%, 02/02/34	50	50
7.38%, 09/18/37	30	29
6.13%, 01/18/41	10	8
5.00%, 06/15/45	225	150
5.20%, 05/15/49	150	100
4.13%, 05/15/51	50	28
8.75%, 11/14/53	635	629
Dubai, Government of
5.25%, 01/30/43 (i)	200	193
Gabon, Government of
6.63%, 02/06/31 (e)	105	82
7.00%, 11/24/31 (e)	80	62
Ghana, Government of
0.00%, 07/03/26 - 01/03/30 (c) (e)	15	13
5.00%, 07/03/29 - 07/03/35 (e) (f)	143	111
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (e)	5	4
7.30%, 11/13/54 (e)	200	207
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	10
5.38%, 04/24/32 (e)	125	121
6.60%, 06/13/36 (e)	20	20
6.13%, 06/01/50 (e)	75	68
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (e) (f)	239	141
5.50%, 07/31/35 (e) (f)	195	95
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (e)	200	166
6.00%, 02/09/36 (e)	200	200
5.40%, 03/30/50 (e)	30	26
6.65%, 03/04/55 (e)	200	201
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	73
5.10%, 06/18/50	150	140
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	68
3.25%, 04/16/30	135	122
2.66%, 05/24/31	100	84
3.50%, 02/12/34	125	103
6.35%, 02/09/35	200	201
6.00%, 05/07/36	200	194
6.88%, 05/13/37	200	205
6.05%, 01/11/40	145	137
7.38%, 05/13/55	200	205
3.77%, 05/24/61	180	106
Government of Barbados, The
6.50%, 10/01/29 (e)	125	120
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (e)	70	67
Government of Saudi Arabia
3.25%, 10/22/30 (e)	385	356
2.25%, 02/02/33 (e)	200	164
4.50%, 10/26/46 (e)	125	103
4.63%, 10/04/47 (e)	110	92
5.75%, 01/16/54 (e)	200	192
3.75%, 01/21/55 (e)	100	68
4.50%, 04/22/60 (e)	300	236
3.45%, 02/02/61 (e)	250	156
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	200	187
Government of the Republic of Panama
4.50%, 05/15/47	100	66
6.85%, 03/28/54	50	44
7.88%, 03/01/57	200	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
3.87%, 07/23/60	225	121
Government of the Republic of Serbia
6.50%, 09/26/33 (e)	75	77
6.00%, 06/12/34 (e)	200	197
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (f)	14	12
0.50%, 12/31/53 (e) (f)	124	75
Government of the Sultanate of Oman
5.63%, 01/17/28 (e)	370	373
6.00%, 08/01/29 (e)	50	51
6.25%, 01/25/31 (e)	200	208
6.50%, 03/08/47 (e)	25	25
6.75%, 01/17/48 (e)	240	249
7.00%, 01/25/51 (e)	25	27
Israel, State of
5.75%, 03/12/54	200	184
Jamaica, The Government of
7.88%, 07/28/45	35	40
Kenya, Government of
9.75%, 02/16/31 (e)	200	195
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	42
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (e)	200	203
Ministerio De Gobierno
6.88%, 12/10/25 (e) (f)	35	35
6.99%, 06/01/27 (e) (f)	102	98
Ministerul Finantelor Publice
3.63%, 03/27/32 (e)	98	82
7.13%, 01/17/33 (e)	80	82
7.50%, 02/10/37 (e)	136	139
4.00%, 02/14/51 (e)	85	52
Ministry of Defence State of Israel
3.38%, 01/15/50	135	88
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (e)	220	201
4.82%, 03/14/49 (e)	275	253
4.40%, 04/16/50 (e)	285	245
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 03/14/29 (g) (h) (i)	315	49
Morocco, Kingdom of
6.50%, 09/08/33 (e)	200	207
Nigeria, Federal Government of
7.63%, 11/21/25 (e)	125	125
6.50%, 11/28/27 (e)	10	10
6.13%, 09/28/28 (e)	305	278
7.14%, 02/23/30 (e)	90	81
7.88%, 02/16/32 (e)	105	93
7.70%, 02/23/38 (e)	60	48
Pakistan, Government of
6.00%, 04/08/26 (e)	145	137
6.88%, 12/05/27 (e)	95	86
7.38%, 04/08/31 (e)	160	135
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	200	205
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (e)	200	178
8.08%, 04/01/36 (e)	200	191
Presidencia da Republica
3.88%, 06/12/30	170	157
8.25%, 01/20/34	225	252
7.13%, 01/20/37	115	120
Presidencia De La Nacion
1.00%, 07/09/29	138	106
0.75%, 07/09/30 (f)	1,209	877
4.13%, 07/09/35 (f)	842	525
5.00%, 01/09/38 (f)	484	317
3.50%, 07/09/41 (f)	245	141
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	73
2.45%, 01/31/31	285	250
4.00%, 01/31/52	200	153
5.33%, 01/05/54	200	188
3.10%, 01/22/61	160	96
Presidencia de la Republica de El Salvador
0.25%, 04/17/30 (e)	150	3
9.25%, 04/17/30 (e)	150	155
7.65%, 06/15/35 (e)	55	51
7.63%, 02/01/41 (e)	20	18
7.12%, 01/20/50 (e)	40	32
9.65%, 11/21/54 (e)	150	154
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (e)	240	241
6.00%, 07/19/28 (e)	75	76
7.05%, 02/03/31 (e)	300	310
6.60%, 06/01/36 (e)	150	149
5.30%, 01/21/41 (e)	95	80
6.85%, 01/27/45 (e) (j)	80	79
7.15%, 02/24/55 (e)	150	149
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (g) (h)	580	117
Sandor-Palota
2.13%, 09/22/31 (e)	200	163
5.50%, 06/16/34 (e)	155	150
3.13%, 09/21/51 (e)	75	45
6.75%, 09/25/52 (e)	35	36
Senegal, Government of
6.25%, 05/23/33 (e)	185	137
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	106
5.88%, 04/20/32	60	57
7.10%, 11/19/36 (e)	200	194
5.00%, 10/12/46	85	58
5.65%, 09/27/47	75	55
5.75%, 09/30/49	140	103
Tajikistan, Government of
7.13%, 09/14/27 (e)	117	114
The Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	231
7.63%, 05/29/32 (e)	90	78
7.90%, 02/21/48 (e)	15	11
8.70%, 03/01/49 (e)	310	236
7.50%, 02/16/61 (e)	185	123
The Democratic Socialist Republic of Sri Lanka
4.00%, 04/15/28 (e)	50	47
3.10%, 01/15/30 (e) (f)	55	49
3.35%, 03/15/33 (e) (f)	94	74
3.60%, 06/15/35 - 02/15/38 (e) (f)	135	103
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	65	55
6.75%, 03/12/35 (e)	200	195
The Hashemite Kingdom of Jordan, The Government of
7.38%, 10/10/47 (e)	60	52
The Ministry of Finance of Georgia
2.75%, 04/22/26 (e)	200	191
The Philippines, Government of
2.95%, 05/05/45	35	24
2.65%, 12/10/45	70	45
5.95%, 10/13/47	200	208
5.50%, 01/17/48	200	197
The Republic of Indonesia, The Government of
4.10%, 04/24/28	105	104
8.50%, 10/12/35 (e)	165	206
6.63%, 02/17/37 (e)	30	33
7.75%, 01/17/38 (e)	160	194
5.25%, 01/17/42 (e)	45	43
6.75%, 01/15/44 (e)	70	78
5.13%, 01/15/45 (e)	85	80
5.95%, 01/08/46 (e)	220	226
4.35%, 01/11/48	90	74
3.50%, 02/14/50	60	43
4.20%, 10/15/50	1,515	1,216
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	120	98
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	85	72

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Turkiye Cumhuriyeti Basbakanlik
4.25%, 04/14/26	175	172
4.88%, 10/09/26 - 04/16/43	380	324
6.00%, 03/25/27 - 01/14/41	215	182
9.88%, 01/15/28	145	158
9.38%, 03/14/29 - 01/19/33	580	638
9.13%, 07/13/30	90	98
5.88%, 06/26/31	85	79
7.63%, 05/15/34	200	201
6.63%, 02/17/45	30	25
5.75%, 05/11/47	75	56
Urzad Rady Ministrow
5.75%, 11/16/32	90	94
5.50%, 04/04/53	45	43
Vlada Crne Gore
7.25%, 03/12/31 (e)	200	204
		27,680
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	97	97
Series A2-K072, REMIC, 3.44%, 12/25/27	300	295
Series A2-K074, REMIC, 3.60%, 01/25/28	400	393
		785
Total Government And Agency Obligations (cost $923,883)		861,056
CORPORATE BONDS AND NOTES 27.3%
Financials 11.4%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (e)	200	207
5.25%, 10/02/54 (e)	200	186
Acrisure, LLC
8.25%, 02/01/29 (e)	45	46
4.25%, 02/15/29 (e)	40	37
8.50%, 06/15/29 (e)	45	47
6.00%, 08/01/29 (e)	140	134
7.50%, 11/06/30 (e)	45	46
AerCap Ireland Capital Designated Activity Company
6.50%, 07/15/25	540	542
2.45%, 10/29/26	561	542
6.45%, 04/15/27	867	895
3.00%, 10/29/28	588	553
5.10%, 01/19/29	1,651	1,664
3.30%, 01/30/32	629	558
AIA Group Limited
3.20%, 09/16/40 (e)	538	414
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (e)	94	94
5.88%, 11/01/29 (e)	15	14
7.00%, 01/15/31 (e)	10	10
6.50%, 10/01/31 (e)	20	20
7.38%, 10/01/32 (e)	70	70
Alliant Holdings LP
10.00%, 12/31/99 (k)	46	46
Ally Financial Inc.
4.70%, (100, 05/15/28) (l)	483	448
5.75%, 11/20/25	670	672
7.10%, 11/15/27	1,430	1,504
5.54%, 01/17/31	200	199
8.00%, 11/01/31	1,114	1,238
6.70%, 02/14/33	30	30
6.65%, 01/17/40	93	91
AmWINS Group, Inc.
6.38%, 02/15/29 (e)	95	96
4.88%, 06/30/29 (e)	50	47
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (e)	165	163
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,913
Ares Strategic Income Fund
5.70%, 03/15/28 (e)	1,335	1,335
Athene Global Funding
5.34%, 01/15/27 (e)	2,128	2,150
5.58%, 01/09/29 (e)	952	971
Avolon Holdings Funding Limited
4.38%, 05/01/26 (e)	2,900	2,885
5.38%, 05/30/30 (e) (j)	378	378
Azorra Finance Limited
7.75%, 04/15/30 (e)	95	95
Banco de Credito del Peru
5.80%, 03/10/35 (e)	115	114
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (e) (l)	200	209
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 04/15/25) (d) (e) (l)	195	199
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (e) (l)	200	199
Bank of America Corporation
4.18%, 11/25/27	3,725	3,690
4.38%, 04/27/28	3,800	3,783
2.30%, 07/21/32	1,360	1,161
2.97%, 02/04/33	3,100	2,719
5.02%, 07/22/33	5,250	5,223
Barclays PLC
5.83%, 05/09/27	1,980	2,004
6.49%, 09/13/29	1,408	1,480
5.69%, 03/12/30 (m)	1,000	1,025
5.09%, 06/20/30 (m)	2,500	2,482
6.22%, 05/09/34	1,083	1,129
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (e)	200	190
BCI Miami
8.75%, (100, 02/08/29) (e) (l)	200	212
Blackstone Private Credit Fund
7.05%, 09/29/25	1,229	1,243
7.30%, 11/27/28	1,600	1,691
Block, Inc.
3.50%, 06/01/31	55	48
6.50%, 05/15/32 (e)	346	350
BNP Paribas
2.22%, 06/09/26 (e) (m)	1,123	1,117
5.79%, 01/13/33 (e) (m)	1,294	1,320
BW Real Estate Inc.
9.50%, (100, 03/30/30) (e) (l)	100	101
Capital One Financial Corporation
4.99%, 07/24/26	1,017	1,017
4.93%, 05/10/28	2,117	2,124
3.27%, 03/01/30	2,123	1,988
5.25%, 07/26/30	1,600	1,609
7.62%, 10/30/31	1,228	1,368
Citigroup Inc.
6.75%, (100, 02/15/30) (l)	45	44
6.95%, (100, 02/15/30) (l)	95	95
7.13%, (100, 08/15/29) (l)	95	97
4.60%, 03/09/26	309	309
4.30%, 11/20/26	200	199
3.07%, 02/24/28	4,000	3,887
2.67%, 01/29/31	2,300	2,078
4.41%, 03/31/31	1,522	1,484
4.91%, 05/24/33	491	481
Coinbase Global, Inc.
3.63%, 10/01/31 (e)	120	102
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (m)	384	359
Corebridge Financial, Inc.
3.50%, 04/04/25	294	294
3.65%, 04/05/27	420	412
3.90%, 04/05/32	1,490	1,380
4.35%, 04/05/42	111	93
4.40%, 04/05/52	330	264
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30 (m)	5,000	4,975
3.73%, 01/14/32 (m)	2,500	2,247
Discover Financial Services
5.50%, (100, 10/30/27) (j) (l)	30	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Encore Capital Group, Inc.
9.25%, 04/01/29 (e) (m)	100	104
8.50%, 05/15/30 (e)	170	175
Equitable Holdings, Inc.
4.57%, 02/15/29 (e)	257	253
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,556
Ford Motor Credit Company LLC
4.95%, 05/28/27	1,700	1,676
GGAM Finance Ltd.
7.75%, 05/15/26 (e)	240	243
8.00%, 02/15/27 - 06/15/28 (e)	242	249
6.88%, 04/15/29 (e)	30	30
5.88%, 03/15/30 (e)	155	153
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (e)	110	112
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (l)	45	44
6.85%, (100, 02/10/30) (l)	140	142
3.62%, 03/15/28	3,900	3,827
4.22%, 05/01/29	5,000	4,931
3.80%, 03/15/30	2,570	2,457
2.38%, 07/21/32	1,355	1,160
3.10%, 02/24/33	2,900	2,555
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	235	245
Hightower Holdings LLC
6.75%, 04/15/29 (e)	45	44
9.13%, 01/31/30 (e)	170	175
HPS Corporate Lending Fund
5.45%, 01/14/28	1,865	1,858
HUB International Limited
7.25%, 06/15/30 (e)	115	118
Icahn Enterprises L.P.
6.25%, 05/15/26	126	125
5.25%, 05/15/27	295	281
9.75%, 01/15/29	100	99
4.38%, 02/01/29	100	84
10.00%, 11/15/29 (e)	55	55
9.00%, 06/15/30	115	109
Intesa Sanpaolo SPA
5.71%, 01/15/26 (e)	3,028	3,036
4.20%, 06/01/32 (e)	200	180
Jane Street Group, LLC
7.13%, 04/30/31 (e)	140	144
6.13%, 11/01/32 (e)	125	123
Jefferies Finance LLC
5.00%, 08/15/28 (e)	25	24
6.63%, 10/15/31 (e)	200	198
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (l)	95	97
4.32%, 04/26/28	3,800	3,782
3.51%, 01/23/29	1,850	1,798
5.30%, 07/24/29	1,500	1,529
4.49%, 03/24/31	4,900	4,836
2.96%, 05/13/31	677	616
4.59%, 04/26/33	3,532	3,438
4.91%, 07/25/33	1,287	1,276
5.72%, 09/14/33	1,700	1,746
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (e)	10	10
4.75%, 06/15/29 (e)	90	86
7.00%, 07/15/31 (e)	90	92
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	214
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (e)	145	150
8.13%, 03/30/29 (e)	100	105
6.50%, 03/26/31 (e)	135	141
MDGH - GMTN B.V.
2.88%, 11/07/29 (e)	200	186
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (e)	200	191
5.08%, 05/22/53 (e)	200	186
Morgan Stanley
4.00%, 07/23/25	150	150
4.21%, 04/20/28	5,800	5,757
5.45%, 07/20/29	788	806
4.43%, 01/23/30	1,000	987
3.62%, 04/01/31	4,344	4,101
4.89%, 07/20/33	1,207	1,190
NatWest Group PLC
3.07%, 05/22/28 (m)	712	687
Navient Corporation
5.00%, 03/15/27	25	25
4.88%, 03/15/28	25	24
5.63%, 08/01/33	35	30
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (j) (l)	200	193
OneMain Finance Corporation
7.13%, 03/15/26 - 11/15/31	200	202
3.50%, 01/15/27	91	87
6.63%, 05/15/29	140	140
7.50%, 05/15/31	240	244
6.75%, 03/15/32	40	39
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	140	143
PennyMac Financial Services, Inc.
6.88%, 02/15/33 (e)	95	95
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	928
PRA Group, Inc.
8.88%, 01/31/30 (e)	94	98
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	34
Regions Bank
6.45%, 06/26/37	500	517
RFNA, LP
7.88%, 02/15/30 (e)	70	69
RITHM Capital Corp.
6.25%, 10/15/25 (e)	22	22
8.00%, 04/01/29 (e)	45	45
Saks Global Enterprises LLC
11.00%, 12/15/29 (e)	115	93
Shift4 Payments, LLC
6.75%, 08/15/32 (e)	60	61
Shriram Finance Limited
4.15%, 07/18/25 (e)	200	199
Sixth Street Lending Partners
6.13%, 07/15/30 (e)	841	848
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	514	520
SLM Corporation
6.50%, 01/31/30	95	97
Societe Generale
1.49%, 12/14/26 (e)	1,483	1,449
5.50%, 04/13/29 (e) (m)	884	895
Starwood Property Trust, Inc.
3.63%, 07/15/26 (e)	20	19
7.25%, 04/01/29 (e)	55	56
6.00%, 04/15/30 (e)	85	83
6.50%, 07/01/30 - 10/15/30 (e)	120	120
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (e) (g) (h) (i) (k) (l)	200	—
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	572
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	417
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	155	154
Truenoord Capital Designated Activity Company
8.75%, 03/01/30 (e)	140	142
UBS Group AG
7.13%, (100, 08/10/34) (e) (l) (m)	200	197
4.55%, 04/17/26 (m)	699	699
1.49%, 08/10/27 (e) (m)	836	800
4.28%, 01/09/28 (e) (m)	2,059	2,033
3.87%, 01/12/29 (e) (m)	303	296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
4.19%, 04/01/31 (e) (m)	1,376	1,323
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
5.46%, 06/30/35 (e) (m)	157	154
Unum Group
5.75%, 08/15/42	1,423	1,404
UWM Holdings Corporation
6.63%, 02/01/30 (e)	175	173
VFH Parent LLC
7.50%, 06/15/31 (e)	105	108
VistaJet Group Holding SA
9.50%, 06/01/28 (e) (j)	55	54
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (e) (j)	119	117
6.38%, 02/01/30 (e) (j)	305	267
Walker & Dunlop, Inc.
6.63%, 04/01/33 (e)	70	70
Wells Fargo & Company
6.85%, (100, 09/15/29) (l)	90	93
3.53%, 03/24/28	5,123	5,020
5.57%, 07/25/29	1,500	1,540
4.48%, 04/04/31	4,110	4,040
5.50%, 01/23/35	722	731
5.01%, 04/04/51	2,314	2,082
Western Alliance Bancorporation
3.00%, 06/15/31	220	207
Westpac Banking Corporation
4.11%, 07/24/34 (m)	558	532
Wex, Inc.
6.50%, 03/15/33 (e)	150	148
		170,434
Energy 3.8%
ADNOC Murban RSC Ltd.
5.13%, 09/11/54 (e)	200	183
Aethon United BR LP
7.50%, 10/01/29 (e)	140	142
Antero Midstream Partners LP
5.38%, 06/15/29 (e)	100	98
Archrock Partners, L.P.
6.63%, 09/01/32 (e)	90	90
Aris Water Holdings LLC
7.25%, 04/01/30 (e)	145	147
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (e)	180	179
Azule Energy Finance PLC
8.13%, 01/23/30 (e)	200	200
Bapco Energies B.S.C. Closed
7.50%, 10/25/27 (e)	110	113
8.38%, 11/07/28 (e)	40	43
Baytex Energy Corp.
7.38%, 03/15/32 (e)	95	92
BP Capital Markets P.L.C.
6.13%, (100, 03/18/35) (l)	50	49
California Resources Corporation
7.13%, 02/01/26 (e)	14	14
8.25%, 06/15/29 (e)	250	254
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (e)	155	140
Canacol Energy Ltd.
5.75%, 11/24/28 (e)	361	191
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,183
6.75%, 11/15/39	36	39
5.40%, 06/15/47	89	79
3.75%, 02/15/52	140	96
Cenub Qaz Dehlizi, Qapali Sehmdar Cemiyyeti
6.88%, 03/24/26 (e)	205	207
Cheniere Energy Partners, L.P.
5.75%, 08/15/34	40	41
Citgo Petroleum Corporation
6.38%, 06/15/26 (e)	170	170
8.38%, 01/15/29 (e)	35	36
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	190	177
CNX Resources Corporation
6.00%, 01/15/29 (e)	45	44
7.25%, 03/01/32 (e)	100	102
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (e)	230	227
Columbia Pipelines Operating Company LLC
6.04%, 11/15/33 (e)	492	508
6.50%, 08/15/43 (e)	147	153
6.54%, 11/15/53 (e)	265	278
6.71%, 08/15/63 (e)	158	168
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	75	73
5.88%, 01/15/30 (e)	240	227
CQP Holdco LP
7.50%, 12/15/33 (e)	250	263
CVR Energy, Inc.
5.75%, 02/15/28 (e)	120	112
8.50%, 01/15/29 (e)	195	187
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	235	235
8.63%, 03/15/29 (e)	38	39
DT Midstream, Inc.
4.13%, 06/15/29 (e)	100	94
Ecopetrol S.A.
4.63%, 11/02/31	75	63
8.88%, 01/13/33	310	320
8.38%, 01/19/36	70	68
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	273	240
Empresa Nacional del Petroleo
5.95%, 07/30/34 (e)	200	202
Energean Israel Finance Ltd
4.88%, 03/30/26 (i)	220	217
5.38%, 03/30/28	105	100
5.88%, 03/30/31	40	37
Energean PLC
6.50%, 04/30/27 (e)	334	328
Energy Transfer LP
6.63%, (100, 02/15/28) (l)	95	94
5.25%, 04/15/29	925	936
3.75%, 05/15/30	327	309
5.30%, 04/15/47	700	620
6.00%, 06/15/48	490	473
5.00%, 05/15/50	930	782
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	425	374
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	96	84
2.63%, 03/31/36 (e)	300	253
Genesis Energy, L.P.
8.00%, 05/15/33	235	237
Geopark Limited
5.50%, 01/17/27 (e)	110	107
8.75%, 01/31/30 (e)	200	189
Global Partners LP
6.88%, 01/15/29	325	324
Golar LNG Limited
7.00%, 10/20/25	215	216
7.75%, 09/19/29	200	201
Gran Tierra Energy Inc.
9.50%, 10/15/29 (e)	155	137
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	200	205
6.51%, 02/23/42 (e)	200	209
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	160	150
Halliburton Company
3.80%, 11/15/25	5	5
Harbour Energy PLC
5.50%, 10/15/26 (e)	30	30
Harvest Midstream I, L.P.
7.50%, 09/01/28 - 05/15/32 (e)	250	253
Hess Corporation
7.13%, 03/15/33	1,351	1,529
5.60%, 02/15/41	1,013	1,017

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
5.80%, 04/01/47	601	608
Hess Infrastructure Partners LP
5.88%, 03/01/28 (e)	140	141
6.50%, 06/01/29 (e)	145	148
4.25%, 02/15/30 (e)	60	57
5.50%, 10/15/30 (e)	20	20
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (e)	190	198
7.38%, 07/15/32 (e)	60	61
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	191
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	59
5.75%, 04/19/47 (e)	35	31
Kinetik Holdings LP
6.63%, 12/15/28 (e)	180	183
5.88%, 06/15/30 (e)	95	94
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	20	20
7.75%, 05/01/27 (e)	20	19
7.50%, 03/01/28 (e)	135	127
8.75%, 10/01/31 (e) (j)	480	445
Leviathan Bond Ltd
6.13%, 06/30/25 (i)	95	95
Matador Resources Company
6.50%, 04/15/32 (e)	115	114
6.25%, 04/15/33 (e)	50	49
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	221	180
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	250	259
Mesquite Energy, Inc.
0.00%, 12/31/49 (e) (g) (h)	269	6
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (e)	180	175
MPLX LP
4.95%, 09/01/32	993	973
4.50%, 04/15/38	675	593
4.70%, 04/15/48	325	266
Murphy Oil Corporation
6.00%, 10/01/32	30	29
Nabors Industries Ltd.
7.50%, 01/15/28 (e)	64	59
Nabors Industries, Inc.
9.13%, 01/31/30 (e)	25	25
8.88%, 08/15/31 (e) (j)	95	83
NFE Fing LLC
12.00%, 11/15/29 (e)	471	397
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (e)	145	148
Occidental Petroleum Corporation
7.50%, 05/01/31	1,400	1,541
6.45%, 09/15/36	1,135	1,168
6.60%, 03/15/46	1,375	1,390
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	99	96
ONEOK, Inc.
4.25%, 09/24/27	338	335
4.40%, 10/15/29	353	347
4.75%, 10/15/31	688	674
Orlen S A
6.00%, 01/30/35 (e)	200	205
Parkland Corporation
4.50%, 10/01/29 (e)	60	57
4.63%, 05/01/30 (e)	210	197
6.63%, 08/15/32 (e)	55	55
PBF Holding Company LLC
9.88%, 03/15/30 (e)	140	132
7.88%, 09/15/30 (e)	192	168
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	327
Permian Resources Operating, LLC
7.00%, 01/15/32 (e)	25	26
6.25%, 02/01/33 (e)	40	40
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (i)	10,380	1,202
0.00%, 05/17/35 (e) (g) (h)	330	52
Petroleos Mexicanos
6.88%, 10/16/25 - 08/04/26	135	134
6.49%, 01/23/27	395	386
6.50%, 03/13/27 - 06/02/41	405	384
5.95%, 01/28/31	2,235	1,895
6.70%, 02/16/32	500	440
6.38%, 01/23/45	60	41
6.75%, 09/21/47	8,860	6,062
6.35%, 02/12/48	4,400	2,901
7.69%, 01/23/50	741	555
6.95%, 01/28/60	115	79
Petronas Capital Limited
3.50%, 04/21/30 (e)	50	47
3.40%, 04/28/61 (e)	105	69
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (e)	75	75
Phillips 66
3.85%, 04/09/25	87	87
Plains All American Pipeline, L.P.
8.69%(3 Month Term SOFR + 4.37%), (d) (l)	345	345
3.55%, 12/15/29	188	177
Prairie Acquiror LP
9.00%, 08/01/29 (e)	100	102
PT. Pertamina (Persero)
4.18%, 01/21/50 (e)	50	37
Qatarenergy
1.38%, 09/12/26 (e)	325	311
2.25%, 07/12/31 (e)	200	173
3.13%, 07/12/41 (e)	110	82
3.30%, 07/12/51 (e)	350	241
Rockies Express Pipeline LLC
6.75%, 03/15/33 (e)	130	132
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	302
2.25%, 11/24/30 (e)	380	332
4.25%, 04/16/39 (e)	285	248
4.38%, 04/16/49 (e)	35	28
3.25%, 11/24/50 (e)	130	85
5.88%, 07/17/64 (e)	200	187
3.50%, 11/24/70 (e)	65	40
Seadrill Finance Limited
8.38%, 08/01/30 (e)	45	45
Seplat Energy PLC
7.75%, 04/01/26 (e)	25	25
9.13%, 03/21/30 (e)	200	199
SM Energy Company
6.75%, 08/01/29 (e)	20	20
7.00%, 08/01/32 (e)	20	20
Sunnova Energy Corporation
5.88%, 09/01/26 (e) (j)	230	98
11.75%, 10/01/28 (e)	90	38
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	179
Sunoco LP
5.88%, 03/15/28	95	95
7.00%, 05/01/29 (e)	20	20
4.50%, 05/15/29	160	152
7.25%, 05/01/32 (e)	40	41
6.25%, 07/01/33 (e)	125	125
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (e)	860	816
Talos Production Inc.
9.00%, 02/01/29 (e)	30	31
9.38%, 02/01/31 (e)	55	56
Tecpetrol
7.63%, 01/22/33 (e)	60	60
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (e)	140	122
Terraform Power Operating, LLC
4.75%, 01/15/30 (e)	50	46
TGS ASA
8.50%, 01/15/30 (e)	200	207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	113
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	146
3.95%, 05/15/50	509	389
Transmontaigne Partners LLC
8.50%, 06/15/30 (e)	90	91
Transocean Inc
8.00%, 02/01/27 (e)	130	129
8.25%, 05/15/29 (e)	30	29
8.75%, 02/15/30 (e)	72	75
8.50%, 05/15/31 (e)	115	112
Tullow Oil PLC
10.25%, 05/15/26 (e)	425	391
USA Compression Finance Corp.
6.88%, 09/01/27	50	50
7.13%, 03/15/29 (e)	95	97
Valaris Limited
8.38%, 04/30/30 (e)	165	165
Vallourec
7.50%, 04/15/32 (e)	255	266
Vermilion Energy Inc.
7.25%, 02/15/33 (e)	20	19
Viridien
8.75%, 04/01/27 (e) (j)	180	184
10.00%, 10/15/30 (e)	190	195
Western Midstream Operating, LP
4.05%, 02/01/30 (f) (n)	4,300	4,098
Williams Companies, Inc., The
4.65%, 08/15/32	1,037	1,003
Yinson Boronia Production B.V.
8.95%, 07/31/42 (e)	287	304
YPF S.A.
8.25%, 01/17/34 (e)	60	60
		57,135
Real Estate 2.0%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	409
Anywhere Real Estate Group LLC
0.25%, 06/15/26 (m)	170	159
5.75%, 01/15/29 (e) (j)	45	37
5.25%, 04/15/30 (e) (j)	19	14
7.00%, 04/15/30 (e) (j)	116	103
Boston Properties Limited Partnership
6.75%, 12/01/27	740	773
Brandywine Operating Partnership, L.P.
8.30%, 03/15/28 (f) (n)	1,062	1,103
4.55%, 10/01/29 (j)	189	172
COPT Defense Properties
2.25%, 03/15/26	257	250
2.75%, 04/15/31	187	162
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	110	103
Forestar Group Inc.
6.50%, 03/15/33 (e)	170	166
GLP Financing, LLC
5.63%, 09/15/34	167	165
HAT Holdings I LLC
3.38%, 06/15/26 (e)	163	158
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	198
3.10%, 02/15/30	193	177
Howard Hughes Corporation, The
4.13%, 02/01/29 (e)	195	178
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (j)	2,500	1,894
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	1,513	1,407
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	125
Kilroy Realty, L.P.
4.75%, 12/15/28	925	910
MPT Operating Partnership, L.P.
5.00%, 10/15/27 (j)	432	390
3.50%, 03/15/31	175	117
8.50%, 02/15/32 (e)	120	122
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	4,975
3.63%, 10/01/29	852	796
3.38%, 02/01/31	1,283	1,158
3.25%, 04/15/33	1,155	980
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	167
Realty Income Corporation
3.40%, 01/15/28	238	231
2.20%, 06/15/28	133	124
Redfin Corporation
0.50%, 04/01/27 (m)	271	237
Retail Properties of America, Inc.
4.75%, 09/15/30	58	57
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,173
Safehold GL Holdings LLC
2.80%, 06/15/31	60	53
2.85%, 01/15/32	131	112
5.65%, 01/15/35	60	60
Star Holding LLC
8.75%, 08/01/31 (e)	60	58
Store Capital LLC
2.75%, 11/18/30	329	289
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	215
2.70%, 07/15/31	617	537
Tanger Properties Limited Partnership
3.13%, 09/01/26 (j)	3,000	2,936
2.75%, 09/01/31	1,630	1,405
Uniti Group Inc.
10.50%, 02/15/28 (e)	279	297
6.50%, 02/15/29 (e)	495	445
6.00%, 01/15/30 (e)	250	216
VICI Properties Inc.
4.25%, 12/01/26 (e)	8	8
VICI Properties L.P.
4.38%, 05/15/25	112	112
4.75%, 02/15/28 - 04/01/28	1,180	1,181
4.95%, 02/15/30	1,407	1,396
5.13%, 05/15/32	345	338
Vornado Realty L.P.
2.15%, 06/01/26	271	261
		29,109
Communication Services 1.7%
Acuris Finance US, Inc.
5.00%, 05/01/28 (e)	165	151
9.00%, 08/01/29 (e)	150	148
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (e)	150	131
Altice Financing S.A.
5.75%, 08/15/29 (e)	418	306
Altice France
6.00%, 02/15/28 (e)	180	53
Altice France Holding S.A.
5.50%, 01/15/28 (e)	130	104
5.13%, 01/15/29 (e)	255	201
5.13%, 07/15/29 (e)	580	456
AT&T Inc.
2.55%, 12/01/33	238	195
4.90%, 08/15/37	400	382
3.80%, 12/01/57	2,900	2,034
3.65%, 09/15/59	286	193
Axian Telecom
7.38%, 02/16/27 (e)	256	258
C T Trust
5.13%, 02/03/32 (e)	200	182
C&W Senior Finance Ltd.
9.00%, 01/15/33 (e)	485	477
Cablevision Lightpath LLC
5.63%, 09/15/28 (e)	10	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CCO Holdings, LLC
5.00%, 02/01/28 (e)	470	456
4.75%, 03/01/30 (e)	130	120
4.50%, 08/15/30 (e)	60	55
4.75%, 02/01/32 (e)	435	386
4.50%, 05/01/32	75	65
4.50%, 06/01/33 (e)	90	77
Charter Communications Operating, LLC
6.10%, 06/01/29	694	717
2.30%, 02/01/32	166	134
4.40%, 04/01/33	487	440
6.55%, 06/01/34	479	492
5.38%, 05/01/47	2,440	2,020
4.80%, 03/01/50	4,552	3,433
5.50%, 04/01/63	487	391
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (e)	60	58
9.00%, 09/15/28 (e)	65	67
7.50%, 06/01/29 (e)	150	124
7.88%, 04/01/30 (e)	160	157
CMG Media Corporation
8.88%, 06/18/29 (e)	50	43
Cogent Communications Group, LLC
7.00%, 06/15/27 (e)	155	156
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (e) (j)	180	162
CommScope, LLC.
4.75%, 09/01/29 (e)	164	146
Connect Finco SARL
9.00%, 09/15/29 (e)	62	57
Consolidated Communications, Inc.
5.00%, 10/01/28 (e)	50	47
CSC Holdings, LLC
5.50%, 04/15/27 (e)	65	60
4.13%, 12/01/30 (e)	190	138
4.63%, 12/01/30 (e)	371	183
3.38%, 02/15/31 (e)	370	264
4.50%, 11/15/31 (e)	150	108
DISH DBS Corporation
7.38%, 07/01/28	80	57
5.13%, 06/01/29	260	169
DISH Network Corporation
11.75%, 11/15/27 (e)	119	125
EchoStar Corporation
10.75%, 11/30/29	562	591
3.88%, 11/30/30 (m) (o)	331	366
6.75%, 11/30/30 (o)	263	239
Frontier Communications Holdings, LLC
6.00%, 01/15/30 (e)	115	115
8.75%, 05/15/30 (e)	8	8
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (e)	35	35
IHS Holding Limited
5.63%, 11/29/26 (e)	113	111
6.25%, 11/29/28 (e)	20	19
7.88%, 05/29/30 (e)	395	392
8.25%, 11/29/31 (e)	200	199
Iliad Holding
8.50%, 04/15/31 (e)	165	173
7.00%, 04/15/32 (e)	200	201
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	115	109
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (e)	25	23
9.50%, 05/30/29 (e)	150	151
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	172	145
5.13%, 07/15/29 (e) (j)	216	158
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	20	17
3.63%, 01/15/29 (e)	65	48
4.88%, 06/15/29 (e)	15	13
3.75%, 07/15/29 (e)	45	33
4.50%, 04/01/30 (e)	71	57
10.50%, 05/15/30 (e)	405	437
3.88%, 10/15/30 (e)	110	84
4.00%, 04/15/31 (e)	55	41
10.00%, 10/15/32 (e)	20	20
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	475	414
Lumen Technologies, Inc.
4.50%, 01/15/29 (e)	25	20
4.13%, 04/15/30 (e)	30	28
Millicom International Cellular SA
5.13%, 01/15/28 (e)	171	167
4.50%, 04/27/31 (e)	200	177
7.38%, 04/02/32 (e)	50	51
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (e)	70	71
Network I2I Limited
3.98%, (100, 03/03/26) (e) (l)	50	49
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	145	151
Rogers Communications Inc.
7.00%, 04/15/55	47	47
7.13%, 04/15/55	47	47
Sable International Finance Limited
7.13%, 10/15/32 (e)	400	384
Sirius XM Radio Inc.
4.13%, 07/01/30 (e)	55	49
Snap Inc.
6.88%, 03/01/33 (e)	90	90
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	237
Tencent Holdings Limited
1.81%, 01/26/26 (e)	50	49
3.98%, 04/11/29 (e)	40	39
2.39%, 06/03/30 (e)	65	59
T-Mobile USA, Inc.
3.75%, 04/15/27	870	857
3.88%, 04/15/30	40	38
4.38%, 04/15/40	40	35
4.50%, 04/15/50	40	33
Verizon Communications Inc.
2.55%, 03/21/31	846	745
4.78%, 02/15/35 (e)	179	173
4.86%, 08/21/46	580	519
5.01%, 04/15/49	138	128
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	175	149
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	195	171
VTR Comunicaciones SpA
5.13%, 01/15/28 (e) (j)	157	148
4.38%, 04/15/29 (e)	100	90
VTR Finance N.V.
6.38%, 07/15/28 (e)	240	228
Wayfair LLC
7.25%, 10/31/29 (e)	140	135
7.75%, 09/15/30 (e)	145	141
Windstream Services, LLC
8.25%, 10/01/31 (e)	275	280
Ziggo B.V.
4.88%, 01/15/30 (e)	50	46
		26,017
Consumer Discretionary 1.5%
Adient Global Holdings Ltd
7.50%, 02/15/33 (e) (j)	90	84
Alibaba Group Holding Limited
2.13%, 02/09/31 (j)	65	57
Amer Sports Company
6.75%, 02/16/31 (e)	205	210
Aramark Services, Inc.
5.00%, 02/01/28 (e)	115	113
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	75	68
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (e)	115	104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Azul Secured Finance LLP
11.50%, 08/28/29 (e)	141	72
15.09%, 01/28/30 (d) (e) (o)	101	113
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/27 (e) (o)	120	113
Beazer Homes USA, Inc.
7.50%, 03/15/31 (e)	75	73
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (e)	135	134
Caesars Entertainment, Inc.
4.63%, 10/15/29 (e)	85	78
7.00%, 02/15/30 (e)	51	52
6.50%, 02/15/32 (e)	180	180
6.00%, 10/15/32 (e) (j)	145	135
Carnival Corporation
7.63%, 03/01/26 (e)	125	125
4.00%, 08/01/28 (e)	110	105
5.75%, 03/15/30 (e)	190	189
6.13%, 02/15/33 (e)	95	94
Carvana Co.
5.63%, 10/01/25 (e)	248	247
5.88%, 10/01/28 (e)	110	101
9.00%, 12/01/28 (e) (f) (o)	58	59
4.88%, 09/01/29 (e)	245	212
10.25%, 05/01/30 (e)	145	151
Clarios Global LP
6.75%, 02/15/30 (e)	90	91
Constellation Merger Sub Inc.
8.50%, 09/15/25 (e)	55	55
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (g) (h) (k)	99	—
Crocs, Inc.
4.13%, 08/15/31 (e)	50	44
Cruise Yacht Upper Holdco Ltd
11.88%, 07/05/28 (i)	200	206
Discovery Communications, LLC
4.13%, 05/15/29	27	25
3.63%, 05/15/30	871	784
EG Global Finance PLC
12.00%, 11/30/28 (e)	719	797
Eldorado Resorts, Inc.
8.13%, 07/01/27 (e)	68	68
Fertitta Entertainment LLC
4.63%, 01/15/29 (e)	50	46
6.75%, 01/15/30 (e)	295	255
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	178
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 - 03/15/33 (e)	95	95
3.63%, 02/15/32 (e)	242	212
6.13%, 04/01/32 (e)	50	50
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (e)	100	93
Kohl's Corporation
4.25%, 07/17/25	60	59
Landsea Homes Corporation
8.88%, 04/01/29 (e)	50	48
LBM Acquisition, LLC
6.25%, 01/15/29 (e) (j)	75	64
LGI Homes, Inc.
8.75%, 12/15/28 (e)	40	42
4.00%, 07/15/29 (e)	60	53
7.00%, 11/15/32 (e)	165	156
Life Time, Inc.
6.00%, 11/15/31 (e)	250	248
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	87
4.25%, 04/01/52	1,117	872
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	60	46
McLaren Finance PLC
7.50%, 08/01/26 (e)	160	159
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (e)	30	28
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	119
MGM Resorts International
6.50%, 04/15/32	95	93
Mohegan Escrow Issuer LLC
8.25%, 04/15/30 (e)	95	93
11.88%, 04/15/31 (e)	95	92
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (e)	206	206
NCL Corporation Ltd.
5.88%, 03/15/26 (e)	9	9
6.75%, 02/01/32 (e)	95	94
Newell Brands Inc.
6.38%, 05/15/30	90	88
6.63%, 05/15/32 (j)	80	78
6.88%, 04/01/36 (f) (j) (n)	170	165
7.00%, 04/01/46 (d) (f) (n)	60	53
Nordstrom, Inc.
5.00%, 01/15/44	100	74
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	4	4
Patrick Industries, Inc.
6.38%, 11/01/32 (e)	55	53
Prosus N.V.
3.68%, 01/21/30 (e)	45	42
3.06%, 07/13/31 (e)	125	108
4.19%, 01/19/32 (e)	200	182
Resideo Funding Inc.
6.50%, 07/15/32 (e)	60	60
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (e)	120	115
6.13%, 06/15/29 (e)	105	106
5.63%, 09/15/29 (e)	275	273
4.00%, 10/15/30 (e)	50	45
Rivian Automotive, Inc.
3.63%, 10/15/30 (m)	115	100
Rivian Holdings LLC
10.50%, (6 Month Term SOFR + 6.05%), 10/15/26 (d) (e) (f)	624	627
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (e)	60	60
5.63%, 09/30/31 (e)	95	93
6.25%, 03/15/32 (e)	141	142
6.00%, 02/01/33 (e)	180	180
Sally Holdings, LLC
6.75%, 03/01/32 (j)	95	95
Service Corporation International
5.75%, 10/15/32	45	44
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	5	5
Sotheby's, Inc.
7.38%, 10/15/27 (e)	170	165
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	390
5.50%, 09/01/41	2,000	1,734
Staples, Inc.
10.75%, 09/01/29 (e)	180	163
12.75%, 01/15/30 (e)	145	98
Station Casinos LLC
4.50%, 02/15/28 (e)	200	192
6.63%, 03/15/32 (e)	45	45
Stonemor Inc.
8.50%, 05/15/29 (e)	145	133
Taylor Morrison Communities, Inc.
5.13%, 08/01/30 (e)	43	41
Telekom Srbija A.D. Beograd
7.00%, 10/28/29 (e)	225	224
TKC Holdings, Inc.
6.88%, 05/15/28 (e)	156	155
10.50%, 05/15/29 (e)	180	180
TopBuild Corp.
4.13%, 02/15/32 (e)	195	174
TV Azteca S.A.B. de C.V.
0.00%, 08/09/26 (g) (h) (i)	300	114

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Univision Communications Inc.
6.63%, 06/01/27 (e)	296	293
8.00%, 08/15/28 (e)	79	79
4.50%, 05/01/29 (e)	25	22
8.50%, 07/31/31 (e)	145	142
Viking Cruises Limited
9.13%, 07/15/31 (e)	95	101
Warnermedia Holdings, Inc.
3.76%, 03/15/27	247	241
4.05%, 03/15/29	174	164
4.28%, 03/15/32	1,014	893
5.05%, 03/15/42	474	379
5.14%, 03/15/52	5,766	4,205
Windsor Holdings III, LLC
8.50%, 06/15/30 (e)	91	94
Wolverine World Wide, Inc.
4.00%, 08/15/29 (e)	105	89
Wynn Las Vegas, LLC
5.25%, 05/15/27 (e)	160	158
Yum! Brands, Inc.
4.63%, 01/31/32	435	406
ZF North America Capital, Inc.
4.75%, 04/29/25 (e)	10	10
6.88%, 04/14/28 - 04/23/32 (e)	155	149
6.75%, 04/23/30 (e)	135	128
		22,589
Industrials 1.5%
ADT Security Corporation, The
4.13%, 08/01/29 (e)	105	99
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	275	270
AerCap Global Aviation Trust
6.50%, 06/15/45 (e)	55	55
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (e)	200	141
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (e)	200	202
Air Lease Corporation
4.13%, (100, 12/15/26) (l)	200	190
6.00%, (100, 09/24/29) (l)	10	10
3.38%, 07/01/25	961	957
3.75%, 06/01/26	3,475	3,438
Aircastle Limited
5.25%, (100, 06/17/26) (e) (l)	207	203
Allied Universal Holdco LLC
7.88%, 02/15/31 (e)	186	189
American Airlines, Inc.
5.50%, 04/20/26 (e)	9	9
7.25%, 02/15/28 (e)	75	75
8.50%, 05/15/29 (e)	170	173
Amsted Industries Incorporated
6.38%, 03/15/33 (e)	100	99
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (e)	65	64
4.00%, 09/01/29 (e) (j)	180	153
Artera Services, LLC
8.50%, 02/15/31 (e)	467	436
ATP Tower Holdings, LLC
7.88%, 02/03/30 (e)	150	150
Axon Enterprise, Inc.
6.13%, 03/15/30 (e)	140	141
6.25%, 03/15/33 (e)	125	127
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (e)	45	47
Berry Global, Inc.
4.50%, 02/15/26 (e)	20	20
Boeing Company, The
6.26%, 05/01/27 (n)	291	299
6.30%, 05/01/29 (n)	373	391
5.15%, 05/01/30 (n)	778	783
6.39%, 05/01/31 (n)	283	302
6.53%, 05/01/34 (n)	303	325
5.71%, 05/01/40 (n)	560	545
5.81%, 05/01/50 (n)	166	157
6.86%, 05/01/54 (n)	456	494
5.93%, 05/01/60 (n)	560	527
7.01%, 05/01/64 (n)	430	467
Bombardier Inc.
7.88%, 04/15/27 (e)	61	61
8.75%, 11/15/30 (e)	45	48
7.25%, 07/01/31 (e)	85	85
7.00%, 06/01/32 (e)	90	90
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	245	234
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	90	81
6.38%, 03/01/34 (e)	55	55
BWXT Government Group, Inc.
4.13%, 06/30/28 (e)	65	61
Carrier Global Corporation
5.90%, 03/15/34	121	127
6.20%, 03/15/54	75	80
Clean Harbors, Inc.
6.38%, 02/01/31 (e)	60	61
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (e)	45	45
6.88%, 01/15/30 (e)	100	101
8.75%, 04/15/30 (e)	140	142
6.75%, 04/15/32 (e)	135	136
CoreCivic, Inc.
4.75%, 10/15/27	230	223
8.25%, 04/15/29	155	164
DP World Limited
5.63%, 09/25/48 (e)	100	96
Embraer Netherlands Finance B.V.
6.95%, 01/17/28 (e)	26	27
7.00%, 07/28/30 (e)	95	102
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (e)	290	291
EMRLD Borrower LP
6.75%, 07/15/31 (e)	105	106
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (e)	120	125
7.00%, 06/15/32 (e)	40	41
Forward Air Corporation
9.50%, 10/15/31 (e)	72	72
Foundation Building Materials, Inc.
6.00%, 03/01/29 (e)	115	94
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	230	230
GEO Group, Inc., The
8.63%, 04/15/29	145	152
10.25%, 04/15/31	165	180
GFL Environmental Inc.
3.50%, 09/01/28 (e)	80	76
6.75%, 01/15/31 (e)	75	77
Goat Holdco LLC
6.75%, 02/01/32 (e)	135	132
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	10	10
Graphic Packaging International, LLC
3.75%, 02/01/30 (e)	45	41
6.38%, 07/15/32 (e)	95	95
Grupo Kuo, S.A.B. De C.V.
5.75%, 07/07/27 (e)	140	138
HTA Group Limited
7.50%, 06/04/29 (e)	415	421
JetBlue Airways Corporation
9.88%, 09/20/31 (e)	100	99
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36 (e)	200	201
Lightning Power LLC
7.25%, 08/15/32 (e)	85	88
Madison IAQ LLC
5.88%, 06/30/29 (e)	100	94
Masterbrand, Inc.
7.00%, 07/15/32 (e)	45	45

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (e)	200	196
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (e)	50	50
MIWD Holdco II LLC
5.50%, 02/01/30 (e)	25	22
Mueller Water Products, Inc.
4.00%, 06/15/29 (e)	60	56
Onesky Flight, LLC
8.88%, 12/15/29 (e)	95	97
Oscar AcquisitionCo, LLC
9.50%, 04/15/30 (e) (j)	120	108
Pike Corporation
5.50%, 09/01/28 (e)	270	261
8.63%, 01/31/31 (e)	125	132
Quikrete Holdings, Inc.
6.38%, 03/01/32 (e)	410	412
6.75%, 03/01/33 (e)	125	125
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	225	221
Rand Parent LLC
8.50%, 02/15/30 (e) (j)	327	323
Reworld Holding Corporation
4.88%, 12/01/29 (e)	160	149
Seaspan Corporation
5.50%, 08/01/29 (e)	99	90
Sensata Technologies B.V.
4.00%, 04/15/29 (e)	80	74
Sensata Technologies, Inc.
6.63%, 07/15/32 (e)	200	199
Sisecam UK PLC
8.63%, 05/02/32 (e) (j)	130	130
Sitios Latinoamerica, S.A.B. de C.V.
6.00%, 11/25/29 (e)	200	202
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	115	119
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (e)	70	77
Spirit Airlines, Inc.
11.00%, 03/12/30 (e) (j) (o)	76	67
Standard Building Solutions Inc.
6.50%, 08/15/32 (e)	90	90
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (e)	130	133
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	330	324
TransDigm Inc.
5.50%, 11/15/27	375	371
6.38%, 03/01/29 (e)	280	283
4.88%, 05/01/29	150	142
7.13%, 12/01/31 (e)	80	82
6.63%, 03/01/32 (e)	75	76
6.00%, 01/15/33 (e)	50	49
Trinet Group, Inc.
7.13%, 08/15/31 (e)	150	153
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	156	154
8.50%, 08/15/27 (e) (j)	75	75
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	100	98
Waste Pro USA, Inc.
7.00%, 02/01/33 (e)	85	86
Wesco Distribution, Inc.
6.38%, 03/15/33 (e)	145	146
Wrangler Holdco Corp.
6.63%, 04/01/32 (e)	185	188
XPO, Inc.
6.25%, 06/01/28 (e)	50	51
7.13%, 02/01/32 (e)	150	154
		22,130
Health Care 1.3%
1261229 Bc Ltd.
10.00%, 04/15/32 (e)	350	348
1375209 BC Ltd
9.00%, 01/30/28 (e) (j)	161	161
180 Medical, Inc.
3.88%, 10/15/29 (e)	275	256
Acadia Healthcare Company, Inc.
7.38%, 03/15/33 (e)	70	70
AdaptHealth LLC
5.13%, 03/01/30 (e)	192	175
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,143	1,163
5.60%, 03/02/43	576	571
5.75%, 03/02/63	522	509
Auna S.A.A.
10.00%, 12/15/29 (e)	68	73
Avantor, Inc.
4.63%, 07/15/28 (e)	60	58
Bausch Health Companies Inc.
5.50%, 11/01/25 (e) (j)	483	483
9.00%, 12/15/25 (e)	90	90
9.25%, 04/01/26 (e)	120	117
8.50%, 01/31/27 (e)	20	19
5.75%, 08/15/27 (e) (j)	50	50
4.88%, 06/01/28 (e)	115	92
11.00%, 09/30/28 (e) (j)	85	81
5.25%, 01/30/30 (e) (j)	45	27
Centene Corporation
4.25%, 12/15/27	540	527
2.45%, 07/15/28	1,120	1,023
4.63%, 12/15/29	840	806
3.38%, 02/15/30	495	448
2.63%, 08/01/31	520	438
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (e)	70	64
Community Health Systems, Inc.
6.13%, 04/01/30 (e)	365	218
5.25%, 05/15/30 (e)	60	49
4.75%, 02/15/31 (e)	855	675
CVS Health Corporation
3.00%, 08/15/26	92	90
3.63%, 04/01/27	259	254
5.00%, 01/30/29	529	532
5.25%, 01/30/31	217	219
6.75%, 12/10/54	73	73
7.00%, 03/10/55	229	231
DaVita Inc.
4.63%, 06/01/30 (e)	300	276
6.88%, 09/01/32 (e)	150	151
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	65	46
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	115	106
HAH Group Holding Company LLC
9.75%, 10/01/31 (e)	57	55
HCA Inc.
5.63%, 09/01/28	783	800
5.88%, 02/01/29	698	719
3.50%, 09/01/30	513	476
3.63%, 03/15/32	137	124
Insulet Corporation
6.50%, 04/01/33 (e)	40	41
IQVIA Inc.
6.50%, 05/15/30 (e)	350	356
Lifepoint Health, Inc.
10.00%, 06/01/32 (e)	60	57
Mars, Incorporated
4.80%, 03/01/30 (e)	899	904
5.00%, 03/01/32 (e)	675	677
5.20%, 03/01/35 (e)	561	564
5.65%, 05/01/45 (e)	545	547
5.70%, 05/01/55 (e)	1,088	1,089
Medline Borrower, LP
6.25%, 04/01/29 (e)	485	491
ModivCare Inc.
5.00%, 10/01/29 (e)	35	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Molina Healthcare, Inc.
6.25%, 01/15/33 (e)	200	197
Organon & Co.
5.13%, 04/30/31 (e)	195	170
6.75%, 05/15/34 (e)	23	23
7.88%, 05/15/34 (e)	50	49
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e)	110	106
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (e)	60	57
Radiology Partners, Inc.
7.78%, 01/31/29 (e) (o)	190	188
9.78%, 02/15/30 (d) (e) (f) (o)	10	10
Select Medical Corporation
6.25%, 12/01/32 (e) (j)	185	180
Sotera Health Holdings, LLC
7.38%, 06/01/31 (e)	70	71
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (e)	113	112
Tenet Healthcare Corporation
6.25%, 02/01/27	140	140
4.63%, 06/15/28 (i)	45	43
6.13%, 10/01/28 - 06/15/30	304	303
4.25%, 06/01/29	75	71
4.38%, 01/15/30	90	84
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	216
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (e)	190	189
		19,687
Utilities 1.2%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	40
4.70%, 04/24/33 (e) (j)	200	197
4.75%, 03/09/37 (e)	200	192
4.00%, 10/03/49 (e)	95	75
Aegea Finance S.a r.l.
9.00%, 01/20/31 (e) (j)	200	210
Alpha Generation LLC
6.75%, 10/15/32 (e)	110	110
Atlantica Sustainable Infrastructure Limited
4.13%, 06/15/28 (e)	20	19
Buffalo Energy Mexico Holding S A De C V
7.88%, 02/15/39 (e)	120	122
California Buyer Limited
6.38%, 02/15/32 (e)	185	179
Calpine Corporation
5.13%, 03/15/28 (e)	55	54
4.63%, 02/01/29 (e)	60	58
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	186	191
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	25	24
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,391
Contourglobal Power Holdings SA
6.75%, 02/28/30 (e)	100	100
DPL Inc.
4.13%, 07/01/25	97	96
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	184
2.78%, 01/07/32 (e)	659	561
Edison International
5.00%, (100, 12/15/26) (l)	30	27
6.25%, 03/15/30	47	48
8.13%, 06/15/53	80	78
7.88%, 06/15/54	85	82
ESKOM Holdings
6.35%, 08/10/28 (e)	150	149
8.45%, 08/10/28 (e)	25	26
Exelon Corporation
3.35%, 03/15/32	2,834	2,559
4.70%, 04/15/50	111	93
4.10%, 03/15/52	174	133
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	173	162
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	99	96
Niagara Energy S.A.C.
5.75%, 10/03/34 (e)	200	198
NRG Energy, Inc.
3.38%, 02/15/29 (e)	40	37
5.75%, 07/15/29 (e)	240	236
3.63%, 02/15/31 (e)	85	75
6.00%, 02/01/33 (e)	100	97
6.25%, 11/01/34 (e)	155	153
PacifiCorp
7.38%, 09/15/55	185	187
PG&E Corporation
4.25%, 12/01/27 (m)	100	106
5.00%, 07/01/28	60	58
5.25%, 07/01/30	260	250
7.38%, 03/15/55	167	165
Puget Energy, Inc.
4.10%, 06/15/30	516	493
4.22%, 03/15/32	2,096	1,951
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	200	202
TermoCandelaria Power SA
7.75%, 09/17/31 (e)	200	201
The AES Corporation
3.95%, 07/15/30 (e)	1,148	1,076
2.45%, 01/15/31	4,200	3,592
6.95%, 07/15/55	118	113
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	65	65
5.00%, 07/31/27 (e)	280	276
7.75%, 10/15/31 (e)	100	105
6.88%, 04/15/32 (e)	115	117
XPLR Infrastructure Operating Partners, LP
4.50%, 09/15/27 (e)	55	51
7.25%, 01/15/29 (e) (j)	175	172
8.38%, 01/15/31 (e)	115	113
8.63%, 03/15/33 (e) (j)	115	112
XPLR Infrastructure, LP
0.00%, 11/15/25 (c) (e) (m)	50	48
2.50%, 06/15/26 (e) (m)	106	101
		17,606
Consumer Staples 1.1%
Adecoagro S.A.
6.00%, 09/21/27 (e)	30	30
Albertsons Companies, Inc.
6.50%, 02/15/28 (e)	100	101
6.25%, 03/15/33 (e)	100	101
Allied Universal Holdco LLC
9.75%, 07/15/27 (e)	260	261
4.63%, 06/01/28 (e)	62	59
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	1,500	1,095
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	949	868
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (e)	58	55
Belron UK Finance PLC
5.75%, 10/15/29 (e)	200	199
Bimbo Bakeries USA, Inc.
6.40%, 01/15/34 (e)	200	213
Biocon Biologics Global PLC
6.67%, 10/09/29 (e)	200	188
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	192	161
Central American Bottling Corporation
5.25%, 04/27/29 (e)	155	148
Champions Financing Inc.
8.75%, 02/15/29 (e) (j)	186	166
Cosan Overseas Limited
8.25% (i) (l)	190	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
DP World Crescent Limited
3.75%, 01/30/30 (e) (j)	175	167
DP World Salaam
6.00%, (100, 10/01/25) (i) (l)	200	200
Fiesta Purchaser Inc.
7.88%, 03/01/31 (e)	85	88
9.63%, 09/15/32 (e) (j)	50	51
GRUMA, S.A.B. de C.V.
5.76%, 12/09/54 (e)	200	192
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	552
JBS USA Food Company
2.50%, 01/15/27	1,190	1,145
5.13%, 02/01/28	515	520
5.50%, 01/15/30	275	279
3.63%, 01/15/32	210	189
3.00%, 05/15/32	5,280	4,548
5.75%, 04/01/33	770	783
KeHE Distributors, LLC
9.00%, 02/15/29 (e)	225	232
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (e)	40	36
10.75%, 06/30/32 (e)	25	19
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	175	160
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (e)	65	68
Marb Bondco PLC
3.95%, 01/29/31 (e)	75	65
Minerva Luxembourg S.A.
8.88%, 09/13/33 (e)	75	80
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	120
Neptune BidCo US Inc.
9.29%, 04/15/29 (e)	190	165
OT MidCo Inc.
10.00%, 02/15/30 (e) (j)	200	173
Performance Food Group Company
5.50%, 10/15/27 (e)	55	54
Performance Food Group, Inc.
6.13%, 09/15/32 (e)	145	144
Post Holdings, Inc.
5.50%, 12/15/29 (e)	146	142
4.63%, 04/15/30 (e)	45	42
6.25%, 02/15/32 - 10/15/34 (e)	165	165
6.38%, 03/01/33 (e)	90	89
Primo Water Holdings Inc.
6.25%, 04/01/29 (e)	95	95
Reynolds American Inc.
4.45%, 06/12/25	202	202
5.85%, 08/15/45	1,000	954
Safeway Inc.
3.50%, 03/15/29 (e)	65	60
4.88%, 02/15/30 (e)	225	215
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	150	148
U.S. Foods Inc.
6.88%, 09/15/28 (e)	60	62
4.75%, 02/15/29 (e)	130	125
5.75%, 04/15/33 (e)	80	78
United Rentals (North America), Inc.
6.13%, 03/15/34 (e)	190	190
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	120	123
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	260	258
Williams Scotsman, Inc.
6.63%, 06/15/29 - 04/15/30 (e)	155	157
		16,982
Materials 1.1%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (e)	50	47
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (e)	315	324
Alumina Pty Ltd
6.38%, 09/15/32 (e)	240	237
Antofagasta PLC
2.38%, 10/14/30 (e)	200	172
Aris Mining Corporation
8.00%, 10/31/29 (e)	200	203
ATI Inc.
7.25%, 08/15/30	10	10
5.13%, 10/01/31	30	28
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (e)	150	155
Ball Corporation
6.00%, 06/15/29	130	132
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e) (j)	110	89
6.99%, 02/20/32 (e) (j)	80	60
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e)	235	218
8.00%, 10/15/34 (e)	200	191
5.88%, 01/31/50 (e)	75	52
Capstone Copper Corp.
6.75%, 03/31/33 (e)	115	115
Celanese US Holdings LLC
6.60%, 11/15/28 (d) (f) (n)	639	659
6.50%, 04/15/30	75	74
6.80%, 11/15/30 (d) (f) (n)	649	673
6.75%, 04/15/33	150	146
6.95%, 11/15/33 (d) (f) (j) (n)	379	396
Celtic Resources Holdings Designated Activity Company
0.00%, 12/31/25 (e) (g) (h) (i) (k)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (l)	255	250
9.13%, (100, 03/14/28) (e) (l)	200	204
Chemours Company, The
5.38%, 05/15/27	155	151
5.75%, 11/15/28 (e)	340	314
4.63%, 11/15/29 (e)	10	9
8.00%, 01/15/33 (e)	100	93
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (e)	50	49
7.50%, 09/15/31 (e)	45	44
7.00%, 03/15/32 (e) (j)	105	101
7.38%, 05/01/33 (e)	50	48
Commercial Metals Company
4.13%, 01/15/30	45	42
4.38%, 03/15/32	45	41
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (e)	90	90
6.80%, 02/04/32 (e)	200	203
Consolidated Energy Finance S.A.
5.63%, 10/15/28 (e)	30	26
12.00%, 02/15/31 (e)	160	159
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	23
3.15%, 01/14/30 (e) (j)	60	55
5.95%, 01/08/34 (e)	200	202
3.70%, 01/30/50 (e)	140	96
6.30%, 09/08/53 (e)	200	198
CSN Islands XII Corp
6.75%, 01/28/28 (e)	150	143
CSN Resources S.A.
5.88%, 04/08/32 (e)	85	69
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (e)	207	215
Eldorado Gold Corporation
6.25%, 09/01/29 (e)	70	69
Endeavour Mining PLC
5.00%, 10/14/26 (e)	200	197
EQUATE Petrochemical
4.25%, 11/03/26 (e)	50	50
ERO Copper Corp.
6.50%, 02/15/30 (e)	235	229
First Quantum Minerals Ltd
9.38%, 03/01/29 (e)	235	247

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
8.00%, 03/01/33 (e)	200	203
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (e)	110	109
Fresnillo PLC
4.25%, 10/02/50 (e)	200	146
Herens Holdco S.a r.l.
4.75%, 05/15/28 (e)	80	72
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	70	69
INEOS Quattro Finance 2 plc
9.63%, 03/15/29 (e)	100	104
Inversiones CMPC S.A.
3.00%, 04/06/31 (e)	60	52
Ivanhoe Mines Ltd
7.88%, 01/23/30 (e)	340	342
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	40	38
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (e) (f) (o)	224	201
LD Celulose International GmbH
7.95%, 01/26/32 (e)	200	206
LSB Industries, Inc.
6.25%, 10/15/28 (d) (e)	25	24
MATIV Holdings, Inc.
8.00%, 10/01/29 (e)	95	82
Methanex Corporation
5.13%, 10/15/27	210	205
5.25%, 12/15/29	85	82
6.25%, 03/15/32 (e)	230	224
5.65%, 12/01/44	145	120
Mineral Resources Limited
8.00%, 11/01/27 (e)	185	183
9.25%, 10/01/28 (e)	40	40
8.50%, 05/01/30 (e)	45	44
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (e)	200	199
Neon Holdings Inc.
10.13%, 04/01/26 (e) (j)	95	87
Nexa Resources S.A.
6.75%, 04/09/34 (e)	200	207
NOVA Chemicals Corporation
9.00%, 02/15/30 (e)	55	59
7.00%, 12/01/31 (e)	80	83
Novelis Corporation
6.88%, 01/30/30 (e)	185	187
3.88%, 08/15/31 (e)	90	78
OCP S.A.
3.75%, 06/23/31 (e)	230	204
6.88%, 04/25/44 (e)	120	117
5.13%, 06/23/51 (e)	110	84
Olin Corporation
5.00%, 02/01/30	306	288
6.63%, 04/01/33 (e)	170	165
Olympus Water US Holding Corporation
6.25%, 10/01/29 (e) (j)	125	110
7.25%, 06/15/31 (e)	200	197
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	125	121
2.88%, 05/11/31 (e) (j)	70	58
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	208
PT. Freeport Indonesia
6.20%, 04/14/52 (e) (j)	200	195
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (e)	130	131
Samarco Mineracao S/A
9.00%, 06/30/31 (e) (f) (o)	480	466
Sasol Financing USA LLC
4.38%, 09/18/26	230	222
5.50%, 03/18/31	35	29
Saudi Arabian Mining Company
5.25%, 02/13/30 (e)	200	202
Scih Salt Holdings Inc.
4.88%, 05/01/28 (e)	20	19
6.63%, 05/01/29 (e)	185	179
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (e)	94	93
Sealed Air Corporation
7.25%, 02/15/31 (e)	95	98
6.50%, 07/15/32 (e)	50	51
Suzano Austria GmbH
5.00%, 01/15/30	200	195
3.75%, 01/15/31 (f)	60	54
Tronox Incorporated
4.63%, 03/15/29 (e)	265	226
Usiminas International S.A R.L.
7.50%, 01/27/32 (e)	200	201
Vale Overseas Ltd
6.40%, 06/28/54	125	125
Vibrantz Technologies Inc.
9.00%, 02/15/30 (e)	110	90
Volcan Compania Minera S.A.A.
8.75%, 01/24/30 (e)	296	292
W. R. Grace Holdings LLC
4.88%, 06/15/27 (e)	98	95
5.63%, 08/15/29 (e)	90	77
7.38%, 03/01/31 (e)	35	35
		15,671
Information Technology 0.7%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (e)	45	44
Amentum Escrow Corp.
7.25%, 08/01/32 (e)	105	104
ASGN Incorporated
4.63%, 05/15/28 (e)	315	301
Broadcom Inc.
1.95%, 02/15/28 (e)	271	252
2.45%, 02/15/31 (e)	2,643	2,323
2.60%, 02/15/33 (e)	2,342	1,975
3.50%, 02/15/41 (e)	1,862	1,458
CA Magnum Holdings
5.38%, 10/31/26 (e)	200	197
Cloud Software Group, Inc.
6.50%, 03/31/29 (e)	61	59
9.00%, 09/30/29 (e)	446	445
8.25%, 06/30/32 (e)	235	239
Coherent Corp.
5.00%, 12/15/29 (e)	145	139
Core Scientific, Inc.
0.00%, 06/15/31 (c) (e) (m)	169	141
Elastic N.V.
4.13%, 07/15/29 (e)	75	70
Entegris Escrow Corporation
5.95%, 06/15/30 (e)	35	35
Entegris, Inc.
3.63%, 05/01/29 (e)	250	230
Gen Digital Inc.
6.25%, 04/01/33 (e)	115	115
Helios Software Holdings, Inc.
8.75%, 05/01/29 (e)	75	75
Insight Enterprises, Inc.
6.63%, 05/15/32 (e)	80	81
Lenovo Group Limited
3.42%, 11/02/30 (e)	200	184
MKS Instruments, Inc.
1.25%, 06/01/30 (e) (m)	95	86
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (e)	85	92
ON Semiconductor Corporation
0.00%, 05/01/27 (c) (m)	107	113
3.88%, 09/01/28 (e)	110	103
Open Text Corporation
3.88%, 02/15/28 (e)	105	99
3.88%, 12/01/29 (e)	285	260
Seagate HDD Cayman
8.25%, 12/15/29	65	69
5.75%, 12/01/34	170	165

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
TTM Technologies, Inc.
4.00%, 03/01/29 (e)	100	92
UKG Inc.
6.88%, 02/01/31 (e)	115	117
ViaSat, Inc.
5.63%, 09/15/25 (e)	230	228
6.50%, 07/15/28 (e) (j)	60	52
7.50%, 05/30/31 (e) (j)	77	58
Western Digital Corporation
4.75%, 02/15/26	10	10
2.85%, 02/01/29	156	141
3.10%, 02/01/32 (j)	62	52
Wolfspeed, Inc.
1.88%, 12/01/29 (m)	291	65
9.88%, 06/23/30 (e) (f) (o)	160	158
		10,427
Total Corporate Bonds And Notes (cost $429,154)		407,787
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.3%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (f)	339	323
Series 2019-B-2, 4.46%, 10/16/26 (f)	220	125
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (f)	133	126
Series 2020-B-1A, 4.34%, 01/15/27 (f)	80	66
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28	444	417
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (f)	1,112	1,017
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29	1,147	1,148
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31	719	731
Series 2024-A2-1A, 6.26%, 05/16/31	655	667
AASET 2025-1
Series 2025-A-1A, 5.94%, 02/16/50 (e)	575	579
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 02/15/29	300	302
Affirm Asset Securitization Trust 2024-X1
Series 2024-A-X1, 6.27%, 07/15/25	93	93
AIMCO CLO 11 Ltd
Series 2020-A1R2-11A, 5.64%, (3 Month Term SOFR + 1.34%), 07/17/37 (d)	969	968
AIMCO CLO 14 Ltd
Series 2021-A-14A, 5.54%, (3 Month Term SOFR + 1.25%), 04/20/34 (d)	1,573	1,573
AIMCO CLO 17 Ltd
Series 2022-A1R-17A, 5.64%, (3 Month Term SOFR + 1.35%), 07/20/37 (d)	1,099	1,099
AIMCO CLO 19, Ltd.
Series 2024-A-19A, 5.91%, (3 Month Term SOFR + 1.35%), 10/20/37 (d)	340	341
AIMCO CLO 22 Ltd
Series 2024-A-22A, 5.79%, (3 Month Term SOFR + 1.50%), 04/19/37 (d)	1,878	1,881
AIMCO CLO Series 2018-B
Series 2018-ARR-BA, 5.81%, (3 Month Term SOFR + 1.50%), 04/16/37 (d)	1,188	1,190
Allegro CLO XII, Ltd.
Series 2020-A1R-1A, 5.73%, (3 Month Term SOFR + 1.44%), 07/21/37 (d)	1,461	1,464
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 5.69%, (3 Month Term SOFR + 1.40%), 07/20/34 (d)	716	716
Allegro CLO XV, Ltd.
Series 2022-A1R-1A, 5.47%, (3 Month Term SOFR + 1.18%), 04/20/38 (d)	893	885
ALTDE 2025-1 Trust
Series 2025-A-1A, 5.90%, 02/15/32	783	786
Ares LIX CLO Ltd
Series 2021-A-59A, 5.59%, (3 Month Term SOFR + 1.29%), 04/25/34 (d)	521	521
Ares Loan Funding V, Ltd.
Series 2024-A1-ALF5A, 5.80%, (3 Month Term SOFR + 1.50%), 07/27/37 (d)	1,092	1,094
Ares LV CLO Ltd
Series 2020-A1R2-55A, 5.67%, (3 Month Term SOFR + 1.37%), 10/15/37 (d)	652	652
Ares LVIII CLO Ltd
Series 2020-A1R2-58A, 0.00%, (3 Month Term SOFR + 1.24%), 04/15/38 (d)	922	922
Ares LVIII CLO Ltd.
Series 2020-AR-58A, 5.63%, (3 Month Term SOFR + 1.33%), 01/16/35 (d)	1,109	1,108
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 5.63%, (3 Month Term SOFR + 1.33%), 04/17/34 (d)	2,135	2,131
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	259	261
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/05/32	416	391
Series 2019-BNM-BPR, REMIC, 3.47%, 11/05/32	100	92
Series 2019-CNM-BPR, REMIC, 3.72%, 11/05/32 (d)	100	88
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 5.47%, (1 Month Term SOFR + 1.15%), 01/18/39 (d)	560	555
Series 2022-B-DKLX, REMIC, 5.87%, (1 Month Term SOFR + 1.55%), 01/18/39 (d)	106	105
Series 2022-C-DKLX, REMIC, 6.47%, (1 Month Term SOFR + 2.15%), 01/18/39 (d)	91	90
Bank 2017-BNK6
Series 2017-ASB-BNK6, REMIC, 3.29%, 07/17/26	35	35
Bank 2018-BNK13
Series 2018-A5-BN13, REMIC, 4.22%, 07/17/28 (d)	500	488
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	85
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (d)	3,200	58
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.74%, 10/18/32 (d)	3,815	3,948
Barings CLO Ltd 2020-I
Series 2020-A1R2-1A, 5.56%, (3 Month Term SOFR + 1.26%), 01/15/38 (d)	589	588
Barings CLO Ltd 2020-IV
Series 2020-AR-4A, 5.66%, (3 Month Term SOFR + 1.37%), 10/20/37 (d)	1,190	1,191
Barings CLO Ltd 2023-IV
Series 2023-A-4A, 6.04%, (3 Month Term SOFR + 1.75%), 01/20/37 (d)	1,424	1,429
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 5.58%, (3 Month Term SOFR + 1.28%), 04/25/34 (d)	1,146	1,144
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 5.60%, (3 Month Term SOFR + 1.30%), 01/17/35 (d)	1,132	1,132
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (d)	106	103
Benchmark 2018-B7 Mortgage Trust
Series 2018-A4-B7, REMIC, 4.51%, 10/17/28	100	98
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	161	156
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.07%, 08/16/52 (d)	6,590	190
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.74%, 12/15/62 (d)	4,527	98
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	301	296

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.24%, 07/17/54 (d)	2,032	106
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 5.69%, (3 Month Term SOFR + 1.39%), 01/16/35 (d)	638	638
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	902	827
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 5.66%, (1 Month Term SOFR + 1.34%), 03/16/26 (d)	534	533
Blueberry Park CLO, Ltd.
Series 2024-A-1A, 5.64%, (3 Month Term SOFR + 1.35%), 10/20/37 (d)	1,264	1,263
BMP 2024-MF23
Series 2024-A-MF23, 5.69%, 06/15/26 (d)	749	747
Series 2024-B-MF23, 5.96%, 06/15/26 (d)	370	369
Series 2024-C-MF23, 6.16%, 06/15/26 (d)	261	260
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 6.22%, (1 Month Term SOFR + 1.90%), 04/15/37 (d)	2,225	2,224
Series 2022-B-OANA, REMIC, 6.77%, (1 Month Term SOFR + 2.45%), 04/15/37 (d)	591	591
Bravo Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (d)	565	559
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 5.12%, (1 Month Term SOFR + 0.80%), 11/15/38 (d)	1,203	1,192
Series 2021-B-PAC, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 11/15/38 (d)	180	178
Series 2021-C-PAC, REMIC, 5.53%, (1 Month Term SOFR + 1.21%), 11/15/38 (d)	241	238
Series 2021-D-PAC, REMIC, 5.73%, (1 Month Term SOFR + 1.41%), 11/15/38 (d)	234	230
Series 2021-E-PAC, REMIC, 6.38%, (1 Month Term SOFR + 2.06%), 11/15/38 (d)	813	805
BX Commercial Mortgage Trust 2018-BIOA
Series 2025-A-DIME, REMIC, 5.47%, (1 Month Term SOFR + 1.15%), 02/16/27 (d)	888	882
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 5.83%, (1 Month Term SOFR + 1.51%), 06/15/38 (d)	420	418
Series 2021-G-SOAR, REMIC, 7.23%, (1 Month Term SOFR + 2.91%), 06/15/38 (d)	88	87
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 02/15/39 (d)	956	953
Series 2022-B-LP2, REMIC, 5.63%, (1 Month Term SOFR + 1.31%), 02/15/39 (d)	400	398
Series 2022-C-LP2, REMIC, 5.88%, (1 Month Term SOFR + 1.56%), 02/15/39 (d)	328	327
Series 2022-D-LP2, REMIC, 6.28%, (1 Month Term SOFR + 1.96%), 02/15/39 (d)	328	327
BX Commercial Mortgage Trust 2023-XL3
Series 2023-A-XL3, REMIC, 6.08%, (1 Month Term SOFR + 1.76%), 12/15/25 (d)	614	614
Series 2023-B-XL3, REMIC, 6.51%, (1 Month Term SOFR + 2.19%), 12/15/25 (d)	168	168
Series 2023-C-XL3, REMIC, 6.96%, (1 Month Term SOFR + 2.64%), 12/15/25 (d)	74	74
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 5.61%, (1 Month Term SOFR + 1.35%), 12/15/26 (d)	334	333
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.96%, (1 Month Term SOFR + 1.64%), 05/15/29 (d)	1,379	1,378
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.76%, (1 Month Term SOFR + 1.44%), 02/17/26 (d)	1,282	1,283
Series 2024-B-XL4, REMIC, 6.11%, (1 Month Term SOFR + 1.79%), 02/17/26 (d)	121	121
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.71%, (1 Month Term SOFR + 1.39%), 03/15/26 (d)	2,688	2,688
Series 2024-B-XL5, REMIC, 6.01%, (1 Month Term SOFR + 1.69%), 03/15/26 (d)	459	459
Series 2024-C-XL5, REMIC, 6.26%, (1 Month Term SOFR + 1.94%), 03/15/26 (d)	610	609
BX Commercial Mortgage Trust 2025-SPOT
Series 2025-A-SPOT, REMIC, 5.76%, (1 Month Term SOFR + 0.00%), 04/15/27 (d)	1,980	1,978
Series 2025-B-SPOT, REMIC, 6.06%, (1 Month Term SOFR + 0.00%), 04/15/27 (d)	711	710
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 5.23%, (1 Month Term SOFR + 0.91%), 02/15/28 (d)	100	99
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 5.81%, (1 Month Term SOFR + 1.49%), 04/15/37 (d)	748	747
Series 2022-B-IND, REMIC, 6.26%, (1 Month Term SOFR + 1.94%), 04/15/37 (d)	427	427
Series 2022-C-IND, REMIC, 6.61%, (1 Month Term SOFR + 2.29%), 04/15/37 (d)	97	97
Series 2022-D-IND, REMIC, 7.16%, (1 Month Term SOFR + 2.84%), 04/15/37 (d)	81	81
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.76%, (1 Month Term SOFR + 1.44%), 04/15/29 (d)	1,709	1,712
Series 2024-B-CNYN, REMIC, 6.01%, (1 Month Term SOFR + 1.69%), 04/15/29 (d)	272	272
Series 2024-C-CNYN, REMIC, 6.26%, (1 Month Term SOFR + 1.94%), 04/15/29 (d)	227	226
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 5.46%, (1 Month Term SOFR + 1.14%), 03/15/27 (d)	2,618	2,598
Series 2025-B-ROIC, REMIC, 5.71%, (1 Month Term SOFR + 1.39%), 03/15/27 (d)	383	380
Series 2025-C-ROIC, REMIC, 5.86%, (1 Month Term SOFR + 1.54%), 03/15/27 (d)	540	535
Carlyle US CLO 2021-10 LTD
Series 2021-A1R-10A, 5.69%, (3 Month Term SOFR + 1.31%), 01/20/38 (d)	728	728
Carlyle US CLO 2021-11 LTD
Series 2021-A1R-11A, 5.71%, (3 Month Term SOFR + 1.41%), 07/27/37 (d)	1,277	1,279
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	88	85
CCG Receivables Trust 2025-1
Series 2025-A2-1, 4.48%, 10/14/32	250	250
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 5.60%, (3 Month Term SOFR + 1.31%), 04/20/34 (d)	6,596	6,580
Cedar Funding X CLO Ltd
Series 2019-AR2-10A, 5.65%, (3 Month Term SOFR + 1.36%), 10/20/37 (d)	710	711
Cedar Funding XII CLO Ltd
Series 2020-ARR-12A, 5.50%, (3 Month Term SOFR + 1.20%), 01/25/38 (d)	857	855
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 5.61%, (3 Month Term SOFR + 1.32%), 04/20/35 (d)	1,052	1,050
Cedar Funding XVII CLO, Ltd.
Series 2023-A-17A, 6.14%, (3 Month Term SOFR + 1.85%), 07/21/36 (d)	877	879
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,455	1,385
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	164
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	866
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (d)	203	201
CFMT 2024-HB13, LLC
Series 2024-A-HB13, 3.00%, 05/25/27	376	368
CFMT 2024-HB15, LLC
Series 2024-A-HB15, 4.00%, 08/25/27	195	192
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	254	257
Series 2024-A1-1A, 5.52%, 09/15/27	448	454
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.03%, 08/11/56 (d)	3,203	102

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 5.29%, (3 Month Term SOFR + 1.00%), 04/18/35 (d)	1,044	1,032
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 5.72%, (3 Month Term SOFR + 1.43%), 10/20/34 (d)	882	882
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	204
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	117	115
DB Master Finance LLC
Series 2021-A2I-1A, 2.05%, 11/20/26	363	347
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	86	86
Series 2023-A3-1A, 5.64%, 02/22/28	258	262
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	300	301
Dryden 37 Senior Loan Fund
Series 2022-A1R-108A, 5.65%, (3 Month Term SOFR + 1.36%), 07/18/37 (d)	1,705	1,704
Dryden 85 CLO Ltd
Series 2020-A1R2-85A, 5.68%, (3 Month Term SOFR + 1.38%), 07/15/37 (d)	1,016	1,016
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 5.71%, (3 Month Term SOFR + 1.39%), 02/20/35 (d)	457	457
Dryden 98 CLO Ltd
Series 2022-A-98A, 5.59%, (3 Month Term SOFR + 1.30%), 04/20/35 (d)	591	590
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 5.45%, 01/18/29 (d)	282	286
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 5.81%, (3 Month Term SOFR + 1.51%), 01/17/34 (d)	270	270
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR2-1A, 5.81%, (3 Month Term SOFR + 1.51%), 07/15/37 (d)	1,021	1,021
Eaton Vance CLO 2020-1, Ltd.
Series 2020-ARR-1A, 5.69%, (3 Month Term SOFR + 1.39%), 10/15/37 (d)	1,146	1,147
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR2-2A, 5.68%, (3 Month Term SOFR + 1.38%), 10/15/37 (d)	1,020	1,021
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 5.14%, (1 Month Term SOFR + 0.82%), 11/15/38 (d)	2,428	2,416
Enterprise Fleet Financing 2024-2, LLC
Series 2024-A2-2, 5.74%, 05/20/26	445	448
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (d)	494	493
Series 2021-B-ESH, REMIC, 5.81%, (1 Month Term SOFR + 1.49%), 07/15/38 (d)	282	281
Series 2021-C-ESH, REMIC, 6.13%, (1 Month Term SOFR + 1.81%), 07/15/38 (d)	207	207
Series 2021-D-ESH, REMIC, 6.68%, (1 Month Term SOFR + 2.36%), 07/15/38 (d)	778	778
Fidelity Investment Grade Bond ETF
Series 2024-A-17A, 5.72%, 01/18/38 (d)	374	373
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 5.66%, (3 Month Term SOFR + 1.34%), 11/16/34 (d)	581	581
Flatiron CLO 20 Ltd
Series 2020-AR-1A, 5.70%, (3 Month Term SOFR + 1.38%), 05/20/36 (d)	1,862	1,862
Flatiron CLO 21 Ltd
Series 2021-A1R-1A, 5.65%, (3 Month Term SOFR + 1.36%), 10/19/37 (d)	1,103	1,104
Flatiron CLO 26 Ltd.
Series 2024-A-4A, 5.68%, (3 Month Term SOFR + 1.33%), 01/15/38 (d)	1,041	1,040
Flatiron RR CLO 30 Ltd
Series 2025-A1-30A, 0.00%, (3 Month Term SOFR + 1.16%), 04/15/38 (d)	905	905
Gilead Sciences, Inc.
Series 2025-A-1A, 5.79%, 03/15/32	1,320	1,318
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	250	251
GMF Floorplan Owner Revolving Trust
Series 2024-A1-4A, REMIC, 4.73%, 11/15/27	750	753
Green Lakes Park CLO LLC
Series 2025-ARR-1A, 5.48%, (3 Month Term SOFR + 1.18%), 01/25/38 (d)	905	906
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 10/15/26 (d)	710	703
Series 2021-B-IP, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 10/15/26 (d)	110	109
Series 2021-C-IP, REMIC, 5.98%, (1 Month Term SOFR + 1.66%), 10/15/26 (d)	100	99
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	92	89
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.75%, 02/25/26 (d)	359	345
Hamlin Park CLO Ltd
Series 2024-A-1A, 5.90%, (3 Month Term SOFR + 1.34%), 10/20/37 (d)	1,015	1,011
Hilton USA Trust 2016-HHV
Series 2016-F-HHV, REMIC, 4.19%, 11/05/26 (d)	100	96
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	146	139
Invesco CLO Ltd
Series 2021-A-3A, 5.68%, (3 Month Term SOFR + 1.39%), 10/23/34 (d)	621	621
Invesco US CLO 2024-1 Ltd
Series 2024-AR-1RA, 5.85%, (3 Month Term SOFR + 1.55%), 04/15/37 (d)	959	959
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	318
Jersey Mike's Funding, LLC
Series 2024-A2-1A, 5.64%, 05/15/32	1,220	1,226
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-ASB-C4, REMIC, 2.99%, 06/17/26	36	35
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	212	207
KKR CLO 16 Ltd
Series 2022-A1-41A, 5.63%, (3 Month Term SOFR + 1.33%), 12/31/35 (d)	1,156	1,156
Lakeside Park CLO Ltd
Series 2025-A-1A, 0.00%, (3 Month Term SOFR + 0.00%), 04/15/38 (d)	658	658
LIFE 2021-BMR Mortgage Trust
Series 2021-B-BMR, REMIC, 5.31%, (1 Month Term SOFR + 0.99%), 03/15/38 (d)	48	48
Series 2021-C-BMR, REMIC, 5.53%, (1 Month Term SOFR + 1.21%), 03/15/38 (d)	114	113
Series 2021-D-BMR, REMIC, 5.83%, (1 Month Term SOFR + 1.51%), 03/15/38 (d)	159	157
Series 2021-E-BMR, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 03/15/38 (d)	139	136
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 5.61%, (1 Month Term SOFR + 1.30%), 05/17/38 (d)	2,042	1,983
Series 2022-B-BMR2, REMIC, 6.11%, (1 Month Term SOFR + 1.79%), 05/17/38 (d)	1,221	1,127
Series 2022-C-BMR2, REMIC, 6.41%, (1 Month Term SOFR + 2.09%), 05/17/38 (d)	684	628
Series 2022-D-BMR2, REMIC, 6.86%, (1 Month Term SOFR + 2.54%), 05/17/38 (d)	608	568
Madison Park Funding LII Ltd
Series 2021-A-52A, 5.65%, (3 Month Term SOFR + 1.36%), 01/22/35 (d)	744	744
Madison Park Funding Ltd
Series 2021-A-50A, 5.69%, (3 Month Term SOFR + 1.40%), 04/19/34 (d)	1,340	1,341
Madison Park Funding XIX, Ltd.
Series 2015-AR3-19A, 6.23%, (3 Month Term SOFR + 1.60%), 01/22/37 (d)	469	470

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Madison Park Funding XLV Ltd
Series 2020-ARR-45A, 5.38%, (3 Month Term SOFR + 1.08%), 07/15/34 (d)	653	650
Madison Park Funding XXXI, Ltd.
Series 2024-A1-67A, 5.81%, (3 Month Term SOFR + 1.51%), 04/25/37 (d)	1,211	1,213
Magnetite Xli Ltd
Series 2024-A-41A, 5.60%, (3 Month Term SOFR + 1.29%), 01/25/38 (d)	596	596
Magnetite Xlv Ltd
Series 2025-A1-45A, REMIC, 0.00%, (3 Month Term SOFR + 1.15%), 04/15/38 (d)	635	634
Magnetite XXI, Limited
Series 2019-AR-21A, 5.57%, (3 Month Term SOFR + 1.28%), 04/20/34 (d)	920	920
Magnetite XXIII Ltd
Series 2019-AR-23A, 5.69%, (3 Month Term SOFR + 1.39%), 01/25/35 (d)	731	731
Magnetite Xxix Ltd
Series 2021-AR-29A, 6.43%, (3 Month Term SOFR + 1.35%), 07/15/37 (d)	1,150	1,151
Magnetite XXVI Ltd
Series 2020-AR2-26A, 5.42%, (3 Month Term SOFR + 1.15%), 01/25/38 (d)	870	865
Magnetite XXVII Ltd
Series 2020-AR-27A, 5.69%, (3 Month Term SOFR + 1.40%), 10/20/34 (d)	250	250
Magnetite XXVIII Ltd
Series 2020-A1RR-28A, 5.54%, (3 Month Term SOFR + 1.24%), 01/15/38 (d)	959	958
Magnetite XXX, Limited
Series 2021-AR-30A, 6.14%, (3 Month Term SOFR + 1.35%), 10/25/37 (d)	1,072	1,072
Magnetite XXXVI Ltd
Series 2023-A-36A, 6.09%, (3 Month Term SOFR + 1.80%), 04/22/36 (d)	607	607
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	418	422
Series 2024-A-1A, 5.82%, 08/20/27	621	626
MFA 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 4.25%, 02/25/66 (d)	189	175
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 5.13%, (1 Month Term SOFR + 0.81%), 07/15/38 (d)	603	599
Milos CLO, Ltd.
Series 2017-AR-1A, 5.62%, (3 Month Term SOFR + 1.33%), 10/21/30 (d)	402	403
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	449	437
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	680
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	677
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 12/15/36 (d)	900	716
Morgan Stanley Eaton Vance CLO 2025-21 Ltd
Series 2025-A1-21A, 0.00%, (3 Month Term SOFR + 1.17%), 04/15/38 (d)	1,085	1,081
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-AR2-25A, 5.69%, (3 Month Term SOFR + 1.40%), 07/18/38 (d)	965	966
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	127	117
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37	269	249
Oak Hill Credit Partners
Series 2024-A1-18A, 5.79%, (3 Month Term SOFR + 1.50%), 04/20/37 (d)	1,393	1,394
Series 2024-A2-18A, 5.94%, (3 Month Term SOFR + 1.65%), 04/20/37 (d)	250	251
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (d)	58	57
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	59	57
OHA Credit Funding 13 Ltd
Series 2022-AR-13A, 5.64%, (3 Month Term SOFR + 1.35%), 07/20/37 (d)	1,592	1,592
OHA Credit Funding 14-R Ltd
Series 2023-A-14RA, 0.00%, (3 Month Term SOFR + 0.00%), 04/20/38 (d)	594	594
OHA Credit Funding 4 Ltd.
Series 2019-AR2-4A, 5.58%, (3 Month Term SOFR + 1.29%), 01/22/38 (d)	1,088	1,087
OHA Credit Funding 5 Ltd.
Series 2012-AR4-7A, 5.46%, (3 Month Term SOFR + 1.14%), 02/20/38 (d)	729	726
OHA Credit Funding 6 Ltd
Series 2020-AR2-6A, 5.62%, 10/20/37 (d)	857	855
Onity Loan Investment Trust 2024-HB2
Series 2024-A-HB2, 5.00%, 08/25/27	165	164
Open Trust 2023-AIR
Series 2023-A-AIR, REMIC, 7.41%, (1 Month Term SOFR + 3.09%), 11/17/25 (d)	328	328
Series 2023-B-AIR, REMIC, 8.16%, (1 Month Term SOFR + 3.84%), 11/17/25 (d)	372	372
Palmer Square Loan Funding 2024-2 Ltd
Series 2024-A1N-2A, 5.45%, (3 Month Term SOFR + 1.00%), 01/15/33 (d)	581	579
Palmer Square Loan Funding 2025-1 Ltd
Series 2025-A1-1A, 5.10%, (3 Month Term SOFR + 0.80%), 02/15/33 (d)	1,063	1,061
Peace Park CLO Ltd
Series 2021-A-1A, 5.68%, (3 Month Term SOFR + 1.39%), 10/20/34 (d)	898	898
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 5.84%, 06/15/29	217	221
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	667	647
Series 2022-A2II-1A, 4.01%, 12/07/26	597	543
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	626	589
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (d)	429	403
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 5.80%, (1 Month Term SOFR + 1.45%), 07/25/54 (d) (p)	435	433
PRPM 2024-RCF4, LLC
Series 2024-A1-RCF4, REMIC, 4.00%, 07/25/28 (f)	167	163
PRPM 2024-RCF6, LLC
Series 2024-A1-RCF6, 4.00%, 10/25/64 (f)	92	90
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (f)	722	695
Rockland Park Limited
Series 2021-A-1A, 5.67%, (3 Month Term SOFR + 1.38%), 04/20/34 (d)	1,241	1,241
RR 34 LTD
Series 2024-A1R-34RA, 5.65%, (3 Month Term SOFR + 1.35%), 10/15/39 (d)	478	478
RR 7 Ltd
Series 2019-A1AB-7A, 5.64%, (3 Month Term SOFR + 1.34%), 01/15/37 (d)	1,141	1,141
Santander Drive Auto Receivables Trust 2025-2
Series 2025-A3-2, 4.67%, 08/15/29	300	301
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	461	437
Series 2020-B-1A, 4.34%, 03/15/27	136	122
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	365	356
Series 2020-2C-2, 2.33%, 01/15/28	279	258
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (f)	510	492
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 6.32%, (1 Month Term SOFR + 2.00%), 02/15/39 (d)	278	272
Series 2022-C-TFLM, REMIC, 6.97%, (1 Month Term SOFR + 2.65%), 02/15/39 (d)	145	142
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.16%, (1 Month Term SOFR + 0.85%), 11/15/38 (d)	1,510	1,500

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Series 2021-B-MFP, REMIC, 6.04%, (1 Month Term SOFR + 1.19%), 11/15/38 (d)	557	554
Series 2021-C-MFP, REMIC, 6.29%, (1 Month Term SOFR + 1.44%), 11/15/38 (d)	346	344
Series 2021-D-MFP, REMIC, 6.54%, (1 Month Term SOFR + 1.69%), 11/15/38 (d)	227	226
Subway Funding LLC
Series 2024-A2I-3A, 5.25%, 07/30/29	1,246	1,249
Series 2024-A2II-3A, 5.57%, 07/30/29	590	584
Series 2024-A23-3A, 5.91%, 07/30/29	1,195	1,209
Series 2024-A2I-1A, 6.03%, 07/30/29	1,679	1,692
Series 2024-A2II-1A, 6.27%, 07/30/31	999	1,008
Series 2024-A23-1A, 6.51%, 07/30/34	876	890
Symphony CLO 43 Ltd
Series 2024-A1-43A, 5.82%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	856	857
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.63%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	1,826	1,824
Symphony CLO XXXII
Series 2022-A1-32A, 5.61%, (3 Month Term SOFR + 1.32%), 04/23/35 (d)	926	925
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-A-DPM, REMIC, 5.72%, (1 Month Term SOFR + 1.30%), 12/17/29 (d)	1,112	1,109
Series 2024-B-DPM, REMIC, 6.11%, (1 Month Term SOFR + 1.65%), 12/17/29 (d)	271	271
Series 2024-C-DPM, REMIC, 6.31%, (1 Month Term SOFR + 2.05%), 12/17/29 (d)	200	200
Tesla Auto Lease Trust 2023-A
Series 2023-A3-A, 5.89%, 08/20/25	348	348
Tesla Auto Lease Trust 2023-B
Series 2023-A3-B, 6.13%, 12/22/25	744	747
Tesla Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.37%, 06/22/26	98	98
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (f)	656	644
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	550	527
T-Mobile US Trust 2025-1
Series 2025-A-1A, 4.74%, 04/20/28	300	303
Toyota Lease Owner Trust 2023-A
Series 2023-A3-A, 4.93%, 04/20/26	230	231
Upgrade Receivables Trust 2024-1
Series 2024-A-1A, 5.37%, 02/18/31	152	152
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,016
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	55
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	476	481
Voya CLO 2020-2 Ltd
Series 2020-A1RR-2A, 5.60%, (3 Month Term SOFR + 1.31%), 01/20/38 (d)	304	304
Voya CLO 2023-1 Ltd
Series 2023-A1-1A, 6.09%, (3 Month Term SOFR + 1.80%), 01/21/37 (d)	1,100	1,104
Voya CLO 2024-1 Ltd
Series 2024-A1-1A, 5.82%, (3 Month Term SOFR + 1.52%), 04/15/37 (d)	813	812
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-A12-MGP, REMIC, 6.01%, (1 Month Term SOFR + 1.75%), 08/15/26 (d)	600	602
Series 2024-A11-MGP, REMIC, 6.31%, (1 Month Term SOFR + 2.05%), 08/15/26 (d)	300	299
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	193	184
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 5.63%, (1 Month Term SOFR + 1.31%), 05/15/31 (d)	688	682
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-2A, 4.87%, 02/18/28	922	926
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (f)	588	604
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	323	325
Total Non-U.S. Government Agency Asset-Backed Securities (cost $184,910)		183,956
SENIOR FLOATING RATE INSTRUMENTS 5.7%
Industrials 1.5%
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.81%, (3 Month Term SOFR + 4.25%), 10/28/27 (d)	145	140
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 07/31/28 (d)	249	246
Air Canada
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/14/31 (d)	64	63
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.00%), 11/21/31 (d) (q)	12	11
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 11/21/31 (d)	138	138
Ali Group North America Corporation
2021 Term Loan B, 6.44%, (1 Month Term SOFR + 2.00%), 10/13/28 (d)	74	74
AlixPartners, LLP
2021 USD Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 02/04/28 (d)	203	203
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 05/04/28 (d)	545	544
Amentum Government Services Holdings LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 07/31/31 (d)	369	356
American Airlines, Inc.
2023 1st Lien Term Loan, 6.51%, (6 Month Term SOFR + 2.25%), 05/29/29 (d)	99	97
Amynta Agency Borrower Inc.
2024 1st Lien Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 12/06/31 (d)	134	132
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/06/31 (d)	—	—
Anticimex International AB
2021 USD Term Loan B1, 7.49%, (SOFR + 3.15%), 07/21/28 (d)	84	84
2024 Term Loan B6, 7.74%, (SOFR + 3.40%), 11/16/28 (d)	43	43
APi Group DE, Inc.
2025 Term Loan, 6.07%, (1 Month Term SOFR + 1.75%), 01/03/29 (d)	158	157
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.75%), 10/10/31 (d) (q)	12	12
2024 Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 10/10/31 (d)	108	107
Array Technologies, Inc.
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 10/07/27 (d)	172	171
Artera Services, LLC
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/31 (d) (q)	5	5
2024 Term Loan, 8.83%, (3 Month Term SOFR + 4.50%), 02/07/31 (d)	183	174
Arthur US Finco Inc
Term Loan B, 9.58%, (3 Month Term SOFR + 5.25%), 11/08/30 (d)	139	121
Assetmark Financial Holdings, Inc.
2024 Term Loan, 7.08%, (3 Month Term SOFR + 2.75%), 06/03/31 (d)	165	163
Barnes Group Inc
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/31 (d)	95	94
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 12/26/30 (d)	80	79
Bleriot US Bidco Inc.
2023 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 10/31/28 (d)	65	64

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Boost Newco Borrower, LLC
2025 USD Term Loan B, 6.29%, (3 Month Term SOFR + 2.00%), 01/31/31 (d)	683	678
Brock Holdings III, Inc.
2024 Term Loan B, 10.33%, (3 Month Term SOFR + 6.00%), 05/01/30 (d)	50	50
Calpine Construction Finance Company, L.P.
2023 Refinancing Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 07/20/30 (d)	85	84
Carnival Corporation
2025 Term Loan (2027), 6.32%, (1 Month Term SOFR + 2.00%), 08/09/27 (d)	102	101
2025 Term Loan (2028), 6.32%, (1 Month Term SOFR + 2.00%), 10/18/28 (d)	215	215
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 12/30/28 (d)	271	261
CHG Healthcare Services Inc.
2024 Term Loan B1, 7.31%, (3 Month Term SOFR + 3.00%), 09/29/28 (d)	122	122
2024 Term Loan B1, 7.32%, (1 Month Term SOFR + 3.00%), 09/29/28 (d)	—	—
Chromalloy Corporation
2024 Term Loan B, 8.06%, (3 Month Term SOFR + 3.75%), 03/21/31 (d)	89	89
Clydesdale Acquisition Holdings Inc
Term Loan B, 7.50%, (1 Month Term SOFR + 3.17%), 03/30/29 (d)	731	727
Clydesdale Acquisition Holdings, Inc
Term Loan, 0.00%, (SOFR + 3.25%), 03/27/32 (d) (q)	330	328
Cogentrix Finance Holdco I LLC
Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 02/13/32 (d)	100	100
Conair Holdings, LLC
Term Loan B, 8.19%, (1 Month Term SOFR + 3.75%), 05/13/28 (d)	130	112
Congruex Group LLC
Term Loan, 0.00%, (3 Month Term SOFR + 1.50%), 04/26/29 (d) (q)	10	9
Term Loan, 5.94%, (3 Month Term SOFR + 1.50%), 04/26/29 (d)	132	112
Constant Contact Inc
Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 02/10/28 (d) (q)	5	5
Term Loan, 8.56%, (3 Month Term SOFR + 4.00%), 02/10/28 (d)	377	351
Second Lien Term Loan, 12.06%, (3 Month Term SOFR + 7.50%), 02/10/29 (d)	5	4
Construction Partners Inc
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/30/31 (d)	110	109
Core & Main LP
2024 Term Loan E, 6.27%, (6 Month Term SOFR + 2.00%), 02/09/31 (d)	49	49
Corporation Service Company
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 08/10/29 (d)	216	214
Covanta Holding Corporation
2024 1st Lien Term Loan B, 6.81%, (1 Month Term SOFR + 2.50%), 11/30/28 (d)	47	47
2024 1st Lien Term Loan C, 6.81%, (1 Month Term SOFR + 2.50%), 11/30/28 (d)	3	3
CPI Holdco B LLC
2024 Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/10/31 (d)	124	123
2024 Incremental Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 05/17/31 (d) (q)	10	10
CPM Holdings, Inc.
2023 Term Loan, 8.82%, (1 Month Term SOFR + 4.50%), 09/18/28 (d)	49	48
CQP Holdco LP
2024 1st Lien Term Loan B, 6.33%, (3 Month Term SOFR + 2.00%), 12/31/30 (d)	539	537
Crown Equipment Corp
Term Loan, 0.00%, (SOFR + 2.25%), 10/10/31 (d) (q)	25	25
Crown Equipment Corporation
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 10/02/31 (d)	55	55
Crown Subsea Communications Holding,Inc.
2024 Term Loan B1, 8.32%, (1 Month Term SOFR + 4.00%), 01/30/31 (d)	248	248
Darktrace PLC
1st Lien Term Loan, 7.54%, (3 Month Term SOFR + 3.25%), 07/02/31 (d)	253	250
2nd Lien Term Loan, 9.54%, (3 Month Term SOFR + 5.25%), 07/02/32 (d)	105	103
DG Investment Intermediate Holdings 2, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.75%), 03/31/28 (d) (q)	7	7
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 03/31/28 (d)	156	155
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (d)	119	119
2024 1st Lien Term Loan B2, 6.32%, (1 Month Term SOFR + 2.00%), 10/24/31 (d)	45	45
EAB Global, Inc.
2021 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/16/28 (d)	113	109
ECO Material Tech Inc
Term Loan, 7.58%, (1 Month Term SOFR + 3.25%), 02/04/32 (d)	95	95
EMG Utica Midstream Holdings LLC
Term Loan, 0.00%, (SOFR + 4.00%), 10/24/29 (d) (q)	80	80
EMRLD Borrower LP
2024 Term Loan B, 6.83%, (3 Month Term SOFR + 2.50%), 06/18/31 (d)	75	74
Ensemble RCM, LLC
2024 Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 08/01/29 (d)	218	218
Esdec Solar Group B.V.
Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 08/23/28 (d) (k)	215	164
Fertitta Entertainment, LLC
2022 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 01/13/29 (d) (o)	1,257	1,236
Filtration Group Corporation
2025 USD Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/26/28 (d)	197	196
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/15/31 (d)	189	187
Franchise Group Intermediate Holdco, LLC
2024 DIP New Money Term Loan, 0.00%, (1 Month Term SOFR + 9.00%), 05/07/25 (d) (q)	21	21
2024 DIP New Money Term Loan, 13.43%, (1 Month Term SOFR + 9.00%), 05/07/25 (d)	38	38
2024 DIP New Money Term Loan, 13.44%, (1 Month Term SOFR + 9.00%), 05/07/25 (d)	22	22
2021 First Out Term Loan B, 9.30%, (3 Month Term SOFR + 4.75%), 02/24/26 (d)	237	96
2023 Incremental Term Loan, 9.30%, (3 Month Term SOFR + 4.75%), 03/10/26 (d)	81	33
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 03/27/31 (d)	139	138
GFL Environmental Inc.
2025 Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 02/04/32 (d)	215	213
Gloves Buyer Inc
Term Loan, 0.00%, (SOFR + 4.00%), 01/16/32 (d) (q)	125	120
Griffon Corporation
2024 Term Loan B, 6.33%, (3 Month Term SOFR + 2.00%), 01/24/29 (d)	165	165
Groupe Solmax Inc.
Term Loan, 9.19%, (1 Month Term SOFR + 4.75%), 06/28/28 (d)	83	68
Term Loan, 9.34%, (3 Month Term SOFR + 4.75%), 06/28/28 (d)	97	80

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 04/22/30 (d)	220	219
HighTower Holdings LLC
2025 Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 01/16/32 (d)	170	168
Horizon US Finco LP
Term Loan B, 8.68%, (SOFR + 4.25%), 12/16/31 (d)	205	194
ICON Luxembourg S.A.R.L.
2024 LUX Term Loan B, 6.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	90	90
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 12/06/28 (d) (q)	20	20
2025 USD Repriced Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 12/06/28 (d)	163	163
John Bean Technologies Corp
Term Loan B, 6.67%, (1 Month Term SOFR + 2.25%), 10/09/31 (d)	45	45
Johnstone Supply LLC
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 06/09/31 (d)	114	113
Kaman Corporation
2025 Delayed Draw Term Loan, 0.00%, 01/30/32 (d) (q)	27	27
2025 Term Loan B, 7.03%, (3 Month Term SOFR + 2.75%), 01/30/32 (d)	121	119
2025 Term Loan B, 7.07%, (6 Month Term SOFR + 2.75%), 01/30/32 (d)	167	164
Karman Holdings LLC
Term Loan, 0.00%, (SOFR + 3.50%), 02/26/32 (d) (q)	40	40
KNS Acquisition Corp.
2024 Term Loan A, 9.44%, (1 Month Term SOFR + 5.00%), 04/19/30 (d)	89	86
2024 Term Loan B, 11.44%, (1 Month Term SOFR + 7.00%), 10/19/30 (d)	106	73
KUEHG Corp.
2024 Term Loan, 7.54%, (3 Month Term SOFR + 3.25%), 06/12/30 (d)	281	280
LaserShip, Inc.
2024 New Money Term Loan A, 10.56%, (1 Month Term SOFR + 6.25%), 01/02/29 (d)	60	59
2024 Term Loan B, 10.08%, (1 Month Term SOFR + 5.50%), 08/10/29 (d)	167	95
LBM Acquisition LLC
2024 Incremental Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 06/06/31 (d)	301	277
LC AHAB US Bidco LLC
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 04/14/31 (d)	115	114
Madison IAQ LLC
Term Loan, 6.76%, (6 Month Term SOFR + 2.50%), 06/15/28 (d)	233	230
Term Loan B, 0.00%, (SOFR + 3.25%), 03/26/32 (d) (q)	155	153
Madison Safety & Flow LLC
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 09/19/31 (d)	40	40
MajorDrive Holdings IV LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 05/12/28 (d) (q)	100	90
Maximus, Inc.
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 05/21/31 (d)	45	44
Minimax Viking GmbH
Term Loan, 0.00%, (SOFR + 2.25%), 02/19/32 (d) (q)	80	80
Modena Buyer LLC
Term Loan, 8.79%, (3 Month Term SOFR + 4.50%), 04/03/31 (d)	379	367
Modivcare Inc.
2024 Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 06/17/31 (d)	80	58
Neptune Bidco US Inc
2022 USD Term Loan A, 9.14%, (3 Month Term SOFR + 4.75%), 10/11/28 (d)	456	391
2022 USD Term Loan B, 9.39%, (3 Month Term SOFR + 5.00%), 04/11/29 (d)	231	199
Nielsen Consumer Inc.
2025 USD Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 03/06/28 (d) (q)	70	70
2025 USD Term Loan, 7.82%, (1 Month Term SOFR + 3.50%), 03/06/28 (d)	15	14
Nuvei Technologies Corp.
2024 Term Loan B1, 7.32%, (1 Month Term SOFR + 3.00%), 07/19/31 (d)	270	268
OMNIA Partners LLC
2024 Term Loan B, 7.04%, (3 Month Term SOFR + 2.75%), 07/25/30 (d)	194	192
2024 Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 07/25/30 (d)	35	34
Optiv Security, Inc.
2023 Term Loan, 9.55%, (3 Month Term SOFR + 5.25%), 08/17/26 (d)	138	105
Oscar AcquisitionCo, LLC
Term Loan B, 8.50%, (6 Month Term SOFR + 4.25%), 04/29/29 (d)	287	268
Osmose Utilities Services, Inc.
Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 06/18/28 (d)	10	10
Parexel International Corporation
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 11/15/28 (d)	351	350
Patagonia Holdco LLC
Term Loan B1, 10.05%, (3 Month Term SOFR + 5.75%), 08/01/29 (d) (o)	83	73
PHRG Intermediate LLC
2025 Term Loan B, 8.32%, (3 Month Term SOFR + 4.00%), 02/13/32 (d)	150	146
Pike Corporation
2021 Incremental Term Loan B, 7.44%, (1 Month Term SOFR + 3.00%), 01/15/28 (d)	91	91
Pitney Bowes Inc.
2025 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/31/32 (d)	80	79
Plano HoldCo Inc
Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 08/01/31 (d)	55	55
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.33%, (3 Month Term SOFR + 2.00%), 07/03/28 (d)	22	22
Quikrete Holdings, Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 01/30/32 (d) (q)	90	89
2025 Term Loan B, 6.54%, (1 Month Term SOFR + 2.25%), 01/30/32 (d)	250	247
Rand Parent LLC
2023 Term Loan B, 8.08%, (3 Month Term SOFR + 3.00%), 02/09/30 (d)	89	87
Reworld Holding Corp
Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 11/30/28 (d)	104	104
Term Loan C, 6.57%, (1 Month Term SOFR + 2.25%), 11/30/28 (d)	8	8
Roper Industrial Products Investment Company LLC
2024 USD 1st Lien Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 11/23/29 (d)	64	63
Sabert Corporation
2024 Term Loan B, 7.44%, (1 Month Term SOFR + 3.00%), 12/10/26 (d)	123	123
Sk Neptune Husky Finance S.A.R.L
Term Loan, 16.50%, (Prime + 9.00%), 04/30/25 (d) (k)	14	11
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 09/16/27 (d)	83	83
Southern Veterinary Partners, LLC
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 10/30/31 (d)	285	284
Spin Holdco Inc.
2021 Term Loan, 8.56%, (3 Month Term SOFR + 4.00%), 02/26/28 (d)	1,238	1,043

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Stepstone Group Midco 2 Gmbh
Term Loan, 0.00%, (SOFR + 4.50%), 12/04/31 (d) (q)	65	64
Stonepeak Nile Parent LLC
Term Loan, 0.00%, (SOFR + 2.75%), 02/03/32 (d) (q)	95	95
Tidal Waste & Recycling Holdings LLC
Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 10/06/31 (d)	55	55
TK Elevator Midco GmbH
Term Loan, 0.00%, (SOFR + 3.00%), 04/30/30 (d) (q)	50	50
TK Elevator US Newco Inc
USD Term Loan B, 7.74%, (6 Month Term SOFR + 3.50%), 04/11/30 (d)	112	110
TKC Holdings, Inc.
2022 PIK Toggle Holdco Term Loan, 13.50%, (Fixed + 12.00%), 02/14/27 (d)	111	103
TransDigm, Inc.
2024 Term Loan I, 7.08%, (3 Month Term SOFR + 2.75%), 08/24/28 (d)	748	747
2024 Term Loan K, 7.08%, (3 Month Term SOFR + 2.75%), 02/22/30 (d)	49	49
2024 Term Loan, 6.83%, (3 Month Term SOFR + 2.50%), 09/05/32 (d)	124	124
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 17.95%, (3 Month Term SOFR + 7.89%), 09/29/28 (d) (o)	113	102
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 02/22/31 (d)	158	157
US Fertility Enterprises LLC
2024 Delayed Draw Term Loan, 0.00%, 10/03/31 (d) (q)	3	3
2024 Term Loan, 8.78%, (6 Month Term SOFR + 4.50%), 10/03/31 (d)	62	62
Vista Mgmt Holding Inc
Term Loan, 0.00%, (SOFR + 3.75%), 03/27/31 (d) (q)	60	60
VM Consolidated, Inc.
2024 Term Loan B2, 6.57%, (1 Month Term SOFR + 2.25%), 03/24/28 (d)	122	122
WEC US Holdings Ltd.
2024 Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 01/20/31 (d)	336	333
WIN Waste Innovations Holdings, Inc.
2025 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 3.75%), 03/27/28 (d) (q)	40	40
2025 Incremental Term Loan, 8.18%, (3 Month Term SOFR + 3.75%), 03/27/28 (d)	60	59
2021 Term Loan B, 7.19%, (1 Month Term SOFR + 2.75%), 03/31/28 (d)	325	318
Worldwide Express Operations, LLC
2024 Term Loan B, 8.33%, (3 Month Term SOFR + 4.00%), 07/26/28 (d)	189	186
		22,882
Information Technology 0.9%
Ahead DB Holdings, LLC
2024 Term Loan B3, 7.29%, (3 Month Term SOFR + 3.00%), 01/24/31 (d)	75	74
2024 Term Loan B3, 0.00%, (3 Month Term SOFR + 3.00%), 02/01/31 (d) (q)	20	20
Applied Systems, Inc.
2024 1st Lien Term Loan, 7.08%, (3 Month Term SOFR + 2.75%), 02/07/31 (d)	291	291
Ascend Learning, LLC
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 12/11/28 (d) (q)	150	148
2025 Repriced Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/11/28 (d)	80	79
AZZ Inc.
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/29 (d)	167	167
CACI International, Inc.
Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 10/16/31 (d)	75	74
Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 10/16/31 (d)	5	5
Camelot U.S. Acquisition LLC
2024 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/31 (d)	81	80
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.42%, (1 Month Term SOFR + 4.00%), 03/15/31 (d)	193	185
Chamberlain Group Inc
Term Loan B, 7.67%, (1 Month Term SOFR + 3.25%), 10/22/28 (d)	79	78
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 03/30/29 (d)	397	393
2024 USD Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 03/24/31 (d)	235	233
ConnectWise, LLC
2021 Term Loan B, 8.09%, (3 Month Term SOFR + 3.50%), 09/23/28 (d)	213	213
CoreLogic, Inc.
Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 04/14/28 (d)	40	39
Dayforce, Inc.
2025 Term Loan B, 6.32%, (3 Month Term SOFR + 2.00%), 03/01/31 (d)	70	69
DCert Buyer, Inc.
2019 Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 07/31/26 (d) (q)	140	136
2019 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 07/31/26 (d)	539	523
2021 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 7.00%), 02/16/29 (d) (q)	5	4
2021 2nd Lien Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 02/16/29 (d)	220	177
Dragon Buyer, Inc
Term Loan B, 7.33%, (3 Month Term SOFR + 3.00%), 09/24/31 (d)	90	89
ECL Entertainment, LLC
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/31/30 (d)	59	59
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 10/29/29 (d)	56	56
Epicor Software Corporation
2024 Term Loan E, 7.07%, (1 Month Term SOFR + 2.75%), 05/23/31 (d)	293	292
Finastra USA, Inc.
2023 Term Loan, 11.43%, (6 Month Term SOFR + 7.25%), 09/13/29 (d)	173	173
Flexera Software LLC
2024 1st Lien Term Loan, 7.30%, (3 Month Term SOFR + 3.00%), 03/03/28 (d)	193	191
Gainwell Acquisition Corp.
Term Loan B, 8.43%, (3 Month Term SOFR + 4.00%), 08/17/27 (d)	68	64
Galaxy US Opco Inc.
Term Loan, 9.29%, (3 Month Term SOFR + 5.00%), 04/19/29 (d)	137	115
Gen Digital Inc.
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/28/29 (d)	341	339
Go Daddy Operating Company, LLC
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 11/09/29 (d)	131	130
2024 Term Loan B7, 6.07%, (1 Month Term SOFR + 1.75%), 05/21/31 (d)	105	104
GTT Communications, Inc.
2022 Opco Term Loan, 6.00%, (1 Month Term SOFR + 1.00%), 12/30/27 (d)	47	46
2022 Holdco Term Loan, 13.43%, (SOFR + 0.00%), 06/30/28 (d)	41	32
Kaseya Inc.
2025 1st Lien Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 03/05/32 (d)	325	324
2025 2nd Lien Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 03/07/33 (d)	100	100
McAfee, LLC
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/01/29 (d)	41	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
MH Sub I, LLC
2021 2nd Lien Term Loan, 10.57%, (1 Month Term SOFR + 6.25%), 02/12/29 (d)	90	83
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 4.25%), 12/11/31 (d) (q)	30	27
2024 Term Loan B4, 8.57%, (1 Month Term SOFR + 4.25%), 12/11/31 (d)	706	646
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 06/05/31 (d)	169	167
MKS Instruments, Inc.
2025 USD Repriced Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 08/17/29 (d)	205	205
NCR Atleos LLC
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 04/16/29 (d)	83	84
Open Text Corporation
2023 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 01/31/30 (d)	269	269
Polaris Newco LLC
USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 06/03/28 (d) (q)	50	48
USD Term Loan B, 8.30%, (3 Month Term SOFR + 3.75%), 06/03/28 (d)	877	838
2nd Lien Term Loan, 13.41%, (3 Month Term SOFR + 9.00%), 06/04/29 (d)	95	92
Priority Holdings, LLC
2024 Term Loan B, 9.07%, (1 Month Term SOFR + 4.75%), 05/16/31 (d)	35	34
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 10/28/30 (d) (q)	95	95
2024 1st Lien Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 10/28/30 (d)	228	227
Project Alpha Intermediate Holding, Inc.
Term Loan, 0.00%, (SOFR + 5.00%), 11/22/32 (d) (q)	110	109
Project Boost Purchaser, LLC
2024 Term Loan, 7.31%, (3 Month Term SOFR + 3.00%), 07/02/31 (d)	123	122
2024 2nd Lien Term Loan, 9.56%, (3 Month Term SOFR + 5.25%), 07/02/32 (d)	35	35
Proofpoint, Inc.
2024 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/31/28 (d)	135	134
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 7.19%, (1 Month Term SOFR + 2.75%), 03/15/28 (d)	273	125
2024 First Lien First Out Term Loan, 10.69%, (1 Month Term SOFR + 6.25%), 05/15/28 (d)	64	65
RealPage, Inc
1st Lien Term Loan, 7.59%, (3 Month Term SOFR + 3.00%), 02/18/28 (d)	242	239
2024 Incremental Term Loan, 8.08%, (3 Month Term SOFR + 3.75%), 04/24/28 (d)	60	60
Red Planet Borrower, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 09/23/28 (d) (q)	—	—
Term Loan B, 7.92%, (1 Month Term SOFR + 3.50%), 09/23/28 (d)	151	148
Renaissance Holding Corp.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/05/30 (d)	300	294
Sandisk Corp
Term Loan B, 7.33%, (3 Month Term SOFR + 3.00%), 12/12/31 (d)	505	497
Sovos Compliance, LLC
2025 Term Loan B, 8.30%, (3 Month Term SOFR + 4.00%), 08/12/29 (d)	93	93
SS&C Technologies Inc.
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 05/09/31 (d)	217	217
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 4.25%), 10/11/31 (d)	105	104
TTM Technologies, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/23/30 (d)	103	103
Twitter, Inc.
Term Loan, 10.98%, (SOFR + 6.50%), 10/27/29 (d)	340	338
2025 Fixed Term Loan, 9.50%, (Fixed + 9.50%), 12/31/99 (d)	500	513
UKG Inc.
2024 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 01/30/31 (d)	739	737
Vertiv Group Corporation
2024 Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 03/02/27 (d)	187	186
VS Buyer, LLC
2024 1st Lien Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 04/12/31 (d)	80	80
Zayo Group Holdings, Inc.
USD Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 02/18/27 (d)	145	135
2022 USD Incremental Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 03/09/27 (d)	204	191
Zelis Payments Buyer, Inc.
Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/28/29 (d)	158	157
5th Amendment Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 10/24/31 (d)	200	199
		12,837
Communication Services 0.9%
19th Holdings Golf, LLC
2022 Term Loan B, 7.66%, (1 Month Term SOFR + 3.25%), 01/27/29 (d)	212	206
Academy, Ltd.
2021 Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 11/05/27 (d)	56	56
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 8.30%, (3 Month Term SOFR + 4.00%), 04/08/30 (d)	145	145
Allen Media, LLC
2021 Term Loan B, 9.98%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (o)	374	215
Altice Financing SA
2022 USD Term Loan, 9.30%, (3 Month Term SOFR + 5.00%), 10/31/27 (d)	59	48
Altice France S.A.
2018 Term Loan B13, 8.68%, (Prime + 3.00%), 07/13/26 (d)	20	17
2023 USD Term Loan B14, 0.00%, (3 Month Term SOFR + 5.50%), 08/31/28 (d) (q)	35	31
2023 USD Term Loan B14, 9.80%, (3 Month Term SOFR + 5.50%), 08/31/28 (d)	1,041	931
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.94%, (1 Month Term SOFR + 5.50%), 07/21/27 (d)	211	191
High-Yield Term Loan B2, 9.94%, (1 Month Term SOFR + 5.50%), 07/21/27 (d)	135	122
Arcis Golf LLC
2025 Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 11/24/28 (d)	131	131
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.68%, (3 Month Term SOFR + 5.09%), 07/31/25 (d)	313	223
2024 Incremental Second Out Term Loan, 12.09%, (3 Month Term SOFR + 7.50%), 07/31/25 (d)	8	8
2024 Bridge Term Loan, 14.30%, (3 Month Term SOFR + 10.00%), 12/24/25 (d) (k)	13	13
Charter Communications Operating, LLC
2024 Term Loan B5, 6.56%, (3 Month Term SOFR + 2.25%), 11/21/31 (d)	716	713
Ciena Corporation
2025 Repriced Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 10/24/30 (d)	44	44
City Football Group Limited
2024 Term Loan, 7.94%, (1 Month Term SOFR + 3.50%), 07/21/30 (d)	354	348
ClubCorp Holdings, Inc.
2023 Term Loan B2, 9.59%, (3 Month Term SOFR + 5.00%), 10/01/28 (d)	277	277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CMG Media Corporation
2024 Term Loan, 0.00%, (3 Month Term SOFR + 3.50%), 06/18/29 (d) (q)	25	23
2024 Term Loan, 7.93%, (3 Month Term SOFR + 3.50%), 06/18/29 (d)	559	523
CommScope, Inc.
2024 Term Loan, 9.57%, (1 Month Term SOFR + 5.25%), 12/15/29 (d)	150	149
2024 Term Loan, 0.00%, (1 Month Term SOFR + 5.25%), 12/17/29 (d) (q)	365	363
Connect Finco Sarl
2024 Non-Extended Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 12/11/26 (d)	50	50
Connect Holding II LLC
Term Loan, 0.00%, 04/03/31 (d) (q)	180	164
Term Loan, 0.00%, (SOFR + 5.75%), 10/03/31 (d) (q)	25	19
Consolidated Communications, Inc.
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 09/15/27 (d)	85	85
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 10/02/27 (d) (q)	85	85
Coral-US Co-Borrower, LLC
2021 Term Loan B6, 7.43%, (1 Month Term SOFR + 3.00%), 09/23/29 (d)	55	54
2025 Term Loan B7, 7.57%, (1 Month Term SOFR + 3.25%), 01/24/32 (d)	260	254
Crown Finance US, Inc.
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 10/31/31 (d)	369	367
CSC Holdings, LLC
2022 Term Loan B6, 8.82%, (1 Month Term SOFR + 4.50%), 01/17/28 (d)	178	172
Dave & Buster's, Inc.
2024 Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 06/29/29 (d)	115	102
2024 1st Lien Term Loan B, 7.56%, (1 Month Term SOFR + 3.25%), 09/26/31 (d)	110	96
Fanatics Commerce Intermediate Holdco, LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 11/18/28 (d)	34	34
Flutter Financing B.V.
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 11/30/30 (d)	291	289
Frontier Communications Corp.
2025 Term Loan B, 6.79%, (6 Month Term SOFR + 2.50%), 07/01/31 (d)	239	239
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (d)	2,463	2,454
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 6.90%, (3 Month Term SOFR + 2.50%), 03/16/27 (d)	82	82
2024 USD Term Loan B3, 7.05%, (3 Month Term SOFR + 2.75%), 10/31/29 (d)	176	176
Herschend Entertainment Company, LLC
2021 Term Loan, 7.32%, (1 Month Term SOFR + 3.00%), 08/18/28 (d)	38	38
II-VI Incorporated
2024 1st Lien Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 07/02/29 (d)	252	252
LCPR Loan Financing LLC
2021 Term Loan B, 8.18%, (1 Month Term SOFR + 3.75%), 09/25/28 (d)	30	25
Level 3 Financing, Inc.
Term Loan, 0.00%, (SOFR + 4.25%), 03/20/32 (d) (q)	345	340
Life Time Fitness Inc
2024 Term Loan B, 6.80%, (3 Month Term SOFR + 2.50%), 10/22/31 (d)	155	154
Light and Wonder International, Inc.
2024 Term Loan B2, 6.57%, (1 Month Term SOFR + 2.25%), 04/19/29 (d)	185	184
Lumen Technologies, Inc.
2024 Term Loan A, 0.00%, (1 Month Term SOFR + 6.00%), 06/01/28 (d) (q)	40	40
2024 Term Loan A, 10.32%, (1 Month Term SOFR + 6.00%), 06/01/28 (d)	137	137
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (d)	160	153
2024 Extended Term Loan B2, 0.00%, (1 Month Term SOFR + 2.35%), 04/15/30 (d) (q)	113	108
2024 Extended Term Loan B2, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/30 (d)	244	234
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 6.94%, (1 Month Term SOFR + 2.50%), 06/13/26 (d)	119	118
Ontario Gaming GTA LP
Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 07/11/30 (d)	128	126
Pretzel Parent, Inc.
2024 Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 08/14/31 (d)	45	45
Recess Holdings, Inc.
2025 Repriced Term Loan, 8.05%, (3 Month Term SOFR + 3.75%), 02/21/30 (d)	89	89
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.64%, (3 Month Term SOFR + 9.05%), 11/01/25 (d)	168	5
Sinclair Television Group Inc.
2025 Term Loan B7, 8.53%, (1 Month Term SOFR + 4.10%), 12/31/30 (d)	73	61
Topgolf Callaway Brands Corp.
Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 03/14/30 (d)	170	160
Townsquare Media, Inc.
2025 Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 01/17/31 (d) (k)	45	42
TripAdvisor Inc
Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 07/01/31 (d)	80	78
Term Loan, 0.00%, (SOFR + 2.75%), 07/08/31 (d) (q)	25	24
UFC Holdings, LLC
2024 Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 11/13/31 (d)	80	80
Univision Communications Inc.
2022 Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 05/06/28 (d)	342	329
2024 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 01/31/29 (d)	74	72
2022 First Lien Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 06/10/29 (d)	58	57
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.72%, (SOFR + 3.17%), 03/06/31 (d)	115	110
Windstream Services, LLC
2024 Term Loan B, 9.17%, (1 Month Term SOFR + 4.75%), 09/26/31 (d)	160	160
		12,720
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.07%, (1 Month Term SOFR + 1.75%), 09/23/30 (d)	264	261
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 12/21/28 (d)	905	895
ACProducts, Inc.
2021 Term Loan B, 8.84%, (3 Month Term SOFR + 4.25%), 05/17/28 (d)	383	251
American Trailer World Corp.
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/17/28 (d)	177	142
Apro, LLC
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 06/26/31 (d)	134	134
Aramark Services, Inc.
2024 Term Loan B7, 6.32%, (1 Month Term SOFR + 2.00%), 04/06/28 (d)	85	85
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 06/24/30 (d)	115	115
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 05/09/31 (d)	99	99

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
At Home Group Inc.
Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 07/24/28 (d)	121	41
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/01/31 (d)	289	288
BJ's Wholesale Club, Inc.
2023 Term Loan B, 6.06%, (1 Month Term SOFR + 1.75%), 02/03/29 (d)	79	79
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 7.07%, (1 Month Term SOFR + 2.75%), 12/13/29 (d)	127	126
2024 Term Loan B4, 7.07%, (1 Month Term SOFR + 2.75%), 01/22/31 (d)	18	18
Byju's Alpha, Inc.
2024 DIP New Money Term Loan, 12.33%, (SOFR + 8.00%), 04/03/26 (d)	1	1
2024 DIP New Money Term Loan, 0.00%, (SOFR + 8.00%), 04/09/26 (d) (q)	1	1
2024 Bridge Term Loan, 12.33%, (SOFR + 8.00%), 04/24/26 (d) (r)	1	1
2024 Prepetition Reimbursement New Money Term Loan, 12.36%, (SOFR + 8.00%), 04/24/26 (d) (r)	3	3
Term Loan B, 0.00%, (LIBOR + 5.50%), 11/05/26 (d) (g) (h)	158	16
Caesars Entertainment Inc.
Term Loan B, 6.56%, (3 Month Term SOFR + 2.25%), 01/25/30 (d)	673	668
2024 Term Loan B1, 6.56%, (3 Month Term SOFR + 2.25%), 01/24/31 (d)	69	69
Clarios Global LP
2024 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/30 (d)	214	211
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 01/14/32 (d)	215	212
CWGS Group, LLC
2021 Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 05/25/28 (d)	129	125
EG Group Limited
2024 Term Loan B, 8.56%, (3 Month Term SOFR + 4.25%), 02/07/28 (d)	299	299
Empire Today LLC
2021 Term Loan B, 9.55%, (3 Month Term SOFR + 5.00%), 04/01/28 (d)	68	60
Empire Today, LLC
2024 UnSub FLFO Term Loan A, 9.93%, (1 Month Term SOFR + 5.50%), 08/30/29 (d)	15	14
Epic Creations Inc
DIP New Money Term Loan, 14.32%, (1 Month Term SOFR + 10.00%), 04/30/25 (d) (k)	1	1
Flynn Restaurant Group LP
2021 Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 11/22/28 (d)	78	78
2025 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 01/17/32 (d)	220	215
Foundation Building Materials Holding Company LLC
2021 Term Loan, 7.80%, (3 Month Term SOFR + 3.25%), 02/03/28 (d)	30	28
2024 Term Loan B2, 8.32%, (1 Month Term SOFR + 4.00%), 01/25/31 (d)	1	1
2024 Term Loan B2, 8.55%, (3 Month Term SOFR + 4.00%), 01/25/31 (d)	263	238
Four Seasons Hotels Limited
2024 1st Lien Term Loan B, 6.07%, (1 Month Term SOFR + 1.75%), 11/30/29 (d)	181	181
Fugue Finance B.V.
2025 Term Loan B, 7.50%, (6 Month Term SOFR + 3.25%), 01/09/32 (d)	98	98
GEN II Fund Services LLC
2024 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 11/19/31 (d)	110	109
Golden Entertainment, Inc.
2023 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/18/30 (d)	196	195
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 05/20/28 (d)	478	476
Hunter Douglas Inc.
2025 USD Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 01/14/32 (d)	668	637
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/26/30 (d)	211	207
Les Schwab Tire Centers
2025 Term Loan B, 6.81%, (3 Month Term SOFR + 2.50%), 04/23/31 (d)	35	35
2025 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 04/23/31 (d)	4	4
LIDS Holdings, Inc.
Term Loan, 9.95%, (3 Month Term SOFR + 5.50%), 12/03/26 (d) (k)	52	52
Lippert Colipper
Term Loan, 0.00%, (SOFR + 2.50%), 03/18/32 (d) (q)	85	84
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 03/17/31 (d)	166	166
Michaels Companies, Inc.
2021 Term Loan B, 8.84%, (3 Month Term SOFR + 4.25%), 04/08/28 (d)	133	99
Needle Holdings LLC
2024 Exit Term Loan, 0.00%, (1 Month Term SOFR + 9.50%), 04/30/28 (d) (g) (h) (k)	55	13
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 0.00%, (3 Month Term SOFR + 6.25%), 03/01/26 (d) (q)	70	67
2019 Term Loan B, 10.54%, (3 Month Term SOFR + 6.25%), 03/01/26 (d)	170	164
2019 Term Loan B, 10.57%, (1 Month Term SOFR + 6.25%), 03/01/26 (d)	—	—
PCI Gaming Authority
Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/15/26 (d)	57	57
Power Stop, LLC
2022 Term Loan, 9.17%, (1 Month Term SOFR + 4.75%), 01/26/29 (d)	198	183
Raising Cane's Restaurants, LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 09/10/31 (d)	25	25
Restoration Hardware, Inc.
Term Loan B, 6.94%, (1 Month Term SOFR + 2.50%), 10/15/28 (d)	118	112
2022 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 3.25%), 10/20/28 (d)	20	19
RVR Dealership Holdings, LLC
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 02/08/28 (d)	127	113
Specialty Building Products Holdings, LLC
2021 Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 10/05/28 (d)	57	55
Station Casinos LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/07/31 (d)	257	256
Sweetwater Borrower, LLC
Term Loan B, 8.69%, (1 Month Term SOFR + 4.25%), 08/03/28 (d)	178	177
Tempur Sealy International Inc.
2024 Term Loan B, 6.80%, (1 Month Term SOFR + 2.50%), 10/04/31 (d)	114	114
2024 Term Loan B, 6.92%, (1 Month Term SOFR + 2.50%), 10/04/31 (d)	115	115
TGP Holdings III, LLC
2021 Term Loan, 7.67%, (1 Month Term SOFR + 3.25%), 06/24/28 (d)	195	177
Tory Burch LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 04/14/28 (d)	178	177
Varsity Brands, Inc.
2025 Term Loan, 7.82%, (3 Month Term SOFR + 3.50%), 08/26/31 (d)	215	210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 01/30/31 (d)	135	133
Weber-Stephen Products LLC
Term Loan B, 7.69%, (1 Month Term SOFR + 3.25%), 10/20/27 (d)	342	330
2022 Incremental Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 10/30/27 (d)	55	53
WH Borrower, LLC
2025 Term Loan B, 9.07%, (3 Month Term SOFR + 4.75%), 02/12/32 (d)	590	586
Whatabrands LLC
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/03/28 (d)	263	262
		10,516
Financials 0.5%
Acrisure, LLC
2024 1st Lien Term Loan B6, 7.32%, (1 Month Term SOFR + 3.00%), 11/06/30 (d)	1,044	1,036
AmWINS Group, Inc.
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/23/32 (d)	239	237
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.82%, (1 Month Term SOFR + 3.50%), 02/15/27 (d)	132	132
Asurion LLC
2021 Term Loan B9, 7.69%, (1 Month Term SOFR + 3.25%), 02/05/28 (d)	119	118
2021 2nd Lien Term Loan B3, 9.69%, (1 Month Term SOFR + 5.25%), 02/05/28 (d)	95	90
2022 Term Loan B10, 8.42%, (1 Month Term SOFR + 4.00%), 08/16/28 (d)	179	177
2023 Term Loan B11, 8.67%, (1 Month Term SOFR + 4.25%), 08/19/28 (d)	81	81
2021 Second Lien Term Loan B4, 9.69%, (1 Month Term SOFR + 5.25%), 01/15/29 (d)	125	115
2024 Term Loan B12, 8.57%, (1 Month Term SOFR + 4.25%), 09/12/30 (d)	1,342	1,323
Azorra Soar TLB Finance Ltd
Term Loan B, 7.80%, (3 Month Term SOFR + 3.50%), 10/10/29 (d)	80	80
Broadstreet Partners, Inc.
2024 Term Loan B4, 7.32%, (1 Month Term SOFR + 3.00%), 05/10/31 (d)	219	217
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 02/11/28 (d)	113	112
Citadel Securities LP
2024 First Lien Term Loan, 6.33%, (3 Month Term SOFR + 2.00%), 10/31/31 (d)	339	338
Cotiviti Corporation
2024 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 02/21/31 (d)	302	295
2024 Fixed Term Loan B, 7.63%, (Fixed + 7.63%), 02/21/31 (d)	55	54
Cotiviti Inc
Term Loan, 0.00%, (SOFR + 2.75%), 02/16/32 (d) (q)	70	68
HUB International Limited
2025 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 06/20/30 (d)	794	790
Jane Street Group, LLC
2024 Term Loan B1, 6.31%, (3 Month Term SOFR + 2.00%), 12/10/31 (d)	347	343
Jones DesLauriers Insurance Management Inc.
2025 Term Loan B, 7.07%, (3 Month Term SOFR + 2.75%), 03/15/30 (d)	129	127
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.29%, (3 Month Term SOFR + 4.00%), 06/27/31 (d)	182	156
NEXUS Buyer LLC
2021 Second Lien Term Loan, 10.67%, (1 Month Term SOFR + 6.25%), 10/29/29 (d)	55	55
2025 Term Loan B, 7.83%, (1 Month Term SOFR + 3.50%), 07/31/31 (d)	352	349
Novae LLC
1st Lien Term Loan, 9.45%, (3 Month Term SOFR + 5.00%), 01/19/29 (d) (o)	84	78
Opal US LLC
Term Loan, 0.00%, (SOFR + 3.25%), 03/01/32 (d) (q)	30	30
Ryan Specialty Group, LLC
2024 USD Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 09/11/31 (d)	153	152
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 02/16/28 (d) (q)	130	130
2023 Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 02/16/28 (d)	139	138
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 11.92%, (1 Month Term SOFR + 7.50%), 10/03/29 (d)	70	28
2024 UnSub FLFO, 12.67%, (1 Month Term SOFR + 8.25%), 10/07/29 (d)	33	31
Superannuation and Investments US LLC
USD Term Loan, 8.19%, (1 Month Term SOFR + 3.75%), 09/23/28 (d)	78	78
Trans Union, LLC
Term Loan, 13.00%, 12/11/29 (d) (k)	38	39
2024 Term Loan B8, 6.07%, (1 Month Term SOFR + 1.75%), 06/06/31 (d)	49	49
2024 Term Loan B9, 6.07%, (1 Month Term SOFR + 1.75%), 06/24/31 (d)	168	167
Truist Insurance Holdings LLC
2024 Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 05/06/31 (d)	163	162
2nd Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.75%), 03/08/32 (d)	124	125
USI, Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 11/21/29 (d) (q)	130	129
2024 Term Loan C, 6.58%, (3 Month Term SOFR + 2.25%), 09/27/30 (d)	30	29
Viant Medical Holdings, Inc.
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 10/15/31 (d)	65	65
		7,723
Materials 0.4%
American Rock Salt Company LLC
2021 Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 06/04/28 (d)	35	28
2024 First Out Delayed Draw Term Loan, 0.00%, (SOFR + 7.00%), 06/09/28 (d) (q)	8	8
2024 First Out Term Loan, 11.44%, (1 Month Term SOFR + 7.00%), 06/09/28 (d)	10	10
2024 First Out Delayed Draw Term Loan, 11.44%, 06/12/28 (d)	3	3
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.42%, (1 Month Term SOFR + 4.00%), 10/28/27 (d)	168	163
2020 2nd Lien Term Loan, 12.17%, (1 Month Term SOFR + 7.75%), 10/28/28 (d)	140	132
Avient Corporation
2024 Term Loan B8, 6.29%, (3 Month Term SOFR + 2.00%), 08/29/29 (d)	30	30
Axalta Coating Systems U.S. Holdings, Inc.
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 12/20/29 (d)	47	47
Bakelite US Holdco, Inc.
2024 Term Loan B, 8.08%, (SOFR + 3.75%), 12/16/31 (d)	155	153
Berlin Packaging LLC
2024 Term Loan B7, 7.82%, (1 Month Term SOFR + 3.50%), 06/09/31 (d)	285	284
2024 Term Loan B7, 7.83%, (3 Month Term SOFR + 3.50%), 06/09/31 (d)	31	31
2024 Term Loan B7, 8.04%, (3 Month Term SOFR + 3.50%), 06/09/31 (d)	2	2
Berry Global, Inc.
2023 Term Loan AA, 6.19%, (1 Month Term SOFR + 1.75%), 07/01/29 (d)	94	94
Charter NEX US, Inc.
2024 Term Loan B1, 7.31%, (1 Month Term SOFR + 3.00%), 12/01/30 (d)	184	183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Chemours Company (The)
2023 USD Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 08/10/28 (d)	300	299
2021 Term Loan B, 10.22%, (SOFR + 5.75%), 11/15/28 (d)	79	74
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.81%, (3 Month Term SOFR + 4.50%), 11/07/30 (d)	194	186
Derby Buyer LLC
2024 Repriced Term Loan B, 7.31%, (1 Month Term SOFR + 3.00%), 11/01/30 (d)	129	128
Discovery Purchaser Corporation
Term Loan, 8.04%, (3 Month Term SOFR + 3.75%), 08/04/29 (d)	353	349
Graham Packaging Company Inc.
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/04/27 (d)	150	149
Hexion Holdings Corporation
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 03/15/29 (d)	568	551
2022 USD 2nd Lien Term Loan, 11.86%, (1 Month Term SOFR + 7.44%), 02/09/30 (d)	49	47
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 03/09/29 (d)	192	184
2023 USD Term Loan, 8.17%, (1 Month Term SOFR + 3.75%), 03/01/30 (d)	64	60
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 9.23%, (6 Month Term SOFR + 4.72%), 02/04/26 (d)	145	131
Kodiak Building Partners Inc.
2024 Term Loan B, 8.05%, (3 Month Term SOFR + 3.75%), 11/26/31 (d)	185	177
Lonza Group AG
USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.92%), 04/29/28 (d) (q)	95	87
USD Term Loan B, 8.35%, (3 Month Term SOFR + 3.92%), 04/29/28 (d)	179	164
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 0.00%, (SOFR + 7.00%), 10/22/28 (d) (g) (h)	58	1
M2S Group Holdings Inc
Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 08/21/31 (d)	357	342
Natgasoline LLC
Term Loan B, 8.22%, (3 Month Term SOFR + 3.50%), 10/31/25 (d)	60	60
Term Loan, 0.00%, (SOFR + 5.50%), 03/24/30 (d) (k) (q)	265	258
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.92%, (1 Month Term SOFR + 3.50%), 09/22/28 (d)	277	273
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.55%, (3 Month Term SOFR + 3.25%), 04/03/28 (d)	138	138
Pactiv Evergreen Group Holdings Inc.
2024 Term Loan B4, 6.82%, (1 Month Term SOFR + 2.50%), 09/25/28 (d)	96	96
Pregis TopCo Corporation
1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 07/25/26 (d)	71	71
2021 Incremental Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 07/31/26 (d)	72	72
SCIH Salt Holdings Inc.
2021 Incremental Term Loan B, 7.29%, (3 Month Term SOFR + 3.00%), 03/16/27 (d)	89	89
Spa Holdings 3 Oy
USD Term Loan B, 8.34%, (3 Month Term SOFR + 3.75%), 03/18/28 (d)	91	91
Staples, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.75%), 08/22/29 (d) (q)	5	4
2024 Term Loan B, 10.04%, (3 Month Term SOFR + 5.75%), 08/22/29 (d)	418	370
SupplyOne, Inc
2024 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 03/27/31 (d)	30	30
TPC Group Inc.
2024 Term Loan B, 0.00%, (6 Month Term SOFR + 5.75%), 11/22/31 (d) (q)	5	5
2024 Term Loan B, 9.95%, (6 Month Term SOFR + 5.75%), 11/22/31 (d)	190	186
TricorBraun Holdings, Inc.
2021 Term Loan, 7.69%, (1 Month Term SOFR + 3.25%), 01/29/28 (d)	213	211
USALCO, LLC
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 4.00%), 09/17/31 (d) (q)	7	7
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 4.00%), 09/17/31 (d)	72	72
W.R. Grace & Co.-Conn.
2021 Term Loan B, 7.58%, (3 Month Term SOFR + 3.25%), 08/11/28 (d)	126	124
Windsor Holdings III, LLC
2025 USD Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 08/01/30 (d)	182	180
Zekelman Industries, Inc.
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/24/31 (d)	85	85
		6,519
Health Care 0.3%
1261229 Bc Ltd
Term Loan, 0.00%, (SOFR + 6.25%), 09/25/30 (d) (q)	575	552
Accelerated Health Systems, LLC
2022 Term Loan B, 8.73%, (3 Month Term SOFR + 4.25%), 02/01/29 (d)	98	76
AEA International Holdings (Lux) S.a.r.l.
2024 USD Term Loan B, 7.08%, (3 Month Term SOFR + 2.75%), 09/07/28 (d)	18	18
Avantor Funding, Inc.
2024 Term Loan, 6.42%, (1 Month Term SOFR + 2.00%), 11/08/27 (d)	11	11
Bausch Health Cos Inc
Term Loan, 0.00%, (SOFR + 5.25%), 01/27/27 (d) (q)	20	20
Cano Health LLC
2024 Exit Term Loan, 13.83%, (3 Month Term SOFR + 9.50%), 06/28/29 (d)	90	82
CNT Holdings I Corp
2025 Term Loan, 6.80%, (3 Month Term SOFR + 2.50%), 11/08/32 (d)	164	163
DaVita, Inc.
2024 Extended Term Loan B1, 6.32%, (1 Month Term SOFR + 2.00%), 04/25/31 (d)	140	140
Electron BidCo Inc.
2021 Term Loan, 7.07%, (1 Month Term SOFR + 2.75%), 10/29/28 (d)	83	82
Embecta Corp
Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 01/27/29 (d)	142	141
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/23/31 (d)	189	187
Fitness International, LLC
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 01/30/29 (d)	69	70
Geo Group, Inc. (The)
2024 Term Loan B, 9.58%, (1 Month Term SOFR + 5.25%), 04/04/29 (d)	71	72
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 10/16/31 (d) (q)	8	8
2024 Delayed Draw Term Loan, 7.82%, (1 Month Term SOFR + 3.50%), 10/16/31 (d)	2	2
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 10/16/31 (d)	71	71
Help At Home, Inc.
2024 Term Loan B, 9.32%, (1 Month Term SOFR + 5.00%), 09/20/31 (d)	214	203
Insulet Corporation
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 07/31/31 (d)	318	318

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Jazz Financing Lux S.a.r.l.
2024 1st Lien Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/05/28 (d)	344	344
Loire Finco Luxembourg S.a.r.l.
Term Loan, 0.00%, (SOFR + 4.00%), 01/31/30 (d) (q)	55	55
MED ParentCo LP
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/15/31 (d)	131	131
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 10/23/28 (d)	544	542
Organon & Co
2024 USD Term Loan, 6.57%, (1 Month Term SOFR + 2.25%), 05/19/31 (d)	159	157
Phoenix Guarantor Inc
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 02/21/31 (d)	104	103
Radiology Partners Inc
2024 Extended Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 01/31/29 (d) (q)	20	19
2024 Extended Term Loan B, 8.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (d)	28	27
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 01/31/29 (d)	—	—
Sotera Health Holdings, LLC
2024 Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 05/30/31 (d)	90	89
TTF Holdings, LLC
2024 Term Loan, 8.00%, (6 Month Term SOFR + 3.75%), 06/20/31 (d)	90	88
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 8.69%, (1 Month Term SOFR + 4.25%), 09/22/28 (d)	44	43
United FP Holdings, LLC
2019 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 12/30/26 (d) (q)	10	10
2019 1st Lien Term Loan, 8.55%, (3 Month Term SOFR + 4.00%), 12/30/26 (d)	722	695
2020 Incremental Term Loan, 13.05%, (3 Month Term SOFR + 8.50%), 12/30/26 (d)	54	52
Upstream Rehabilition, Inc.
2021 Term Loan, 8.80%, (3 Month Term SOFR + 4.25%), 11/20/26 (d)	66	54
US Radiology Specialists, Inc.
2024 Term Loan B, 9.08%, (3 Month Term SOFR + 4.75%), 05/10/28 (d)	62	62
		4,687
Consumer Staples 0.2%
Aspire Bakeries Holdings LLC
Term Loan, 8.57%, (1 Month Term SOFR + 4.25%), 12/16/30 (d)	99	99
BIFM US Finance LLC
2024 Incremental Term Loan, 8.07%, (1 Month Term SOFR + 3.75%), 05/31/28 (d)	89	89
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 3.50%), 03/17/28 (d)	121	120
Cardenas Markets, Inc.
2022 Term Loan, 11.18%, (3 Month Term SOFR + 6.75%), 07/20/29 (d)	195	168
Celsius Holdings Inc
Term Loan, 0.00%, (SOFR + 3.25%), 03/21/32 (d) (q)	110	110
Chobani, LLC
2025 Repriced Term Loan B, 6.79%, (1 Month Term SOFR + 2.50%), 10/25/27 (d)	175	174
Del Monte Foods, Inc.
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.15%), 08/02/28 (d) (q)	10	10
2024 First Out Term Loan, 12.47%, (3 Month Term SOFR + 8.15%), 08/31/28 (d)	148	146
2024 Second Out Term Loan, 8.70%, (3 Month Term SOFR + 4.40%), 02/15/29 (d)	39	25
2024 Second Out Term Loan, 8.72%, (3 Month Term SOFR + 4.40%), 02/15/29 (d)	238	152
Eagle Parent Corp.
2025 Incremental Term Loan, 8.56%, (3 Month Term SOFR + 4.25%), 03/17/29 (d) (k)	215	199
2022 Term Loan B, 8.58%, (3 Month Term SOFR + 4.25%), 03/17/29 (d)	279	265
Fiesta Purchaser, Inc.
2024 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/31/31 (d)	129	128
Froneri Lux Finco Sarl
2024 USD Term Loan B4, 6.24%, (6 Month Term SOFR + 2.00%), 09/16/31 (d)	153	152
Golden State Food LLC
Term Loan B, 8.56%, (1 Month Term SOFR + 4.25%), 10/07/31 (d)	80	80
JP Intermediate B, LLC
2023 Term Loan, 14.00%, (Prime + 6.50%), 11/20/27 (d)	128	5
Naked Juice LLC
Term Loan, 7.43%, (3 Month Term SOFR + 3.00%), 01/20/29 (d) (o)	165	84
2nd Lien Term Loan, 10.43%, (3 Month Term SOFR + 6.00%), 01/25/30 (d)	50	11
Newly Weds Foods Inc
Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 03/05/32 (d)	245	243
Olaplex, Inc
2022 Term Loan, 7.92%, (1 Month Term SOFR + 3.50%), 02/17/29 (d)	42	37
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.55%, (3 Month Term SOFR + 3.25%), 04/01/29 (d)	138	137
Sauer Brands Inc
Delayed Draw Term Loan, 0.00%, 02/04/32 (d) (q)	3	3
Term Loan B, 7.57%, (3 Month Term SOFR + 3.25%), 02/04/32 (d)	27	27
Triton Water Holdings, Inc
2025 Term Loan B, 6.56%, (3 Month Term SOFR + 2.25%), 03/31/28 (d)	465	462
Upfield B.V.
2025 USD Term Loan B12, 8.07%, (3 Month Term SOFR + 3.75%), 01/03/28 (d)	194	192
WOOF Holdings, Inc
1st Lien Term Loan, 8.34%, (3 Month Term SOFR + 3.75%), 12/16/27 (d)	192	99
		3,217
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 7.07%, (1 Month Term SOFR + 2.75%), 09/19/31 (d)	129	129
Hamilton Projects Acquiror, LLC
2024 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 05/22/31 (d)	48	48
Lightning Power LLC
Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 08/08/31 (d)	189	188
New Fortress Energy Inc
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (d) (q)	20	17
2025 Incremental Term Loan B, 9.79%, (3 Month Term SOFR + 5.50%), 10/30/28 (d)	847	724
NRG Energy, Inc.
2024 Term Loan, 6.04%, (3 Month Term SOFR + 1.75%), 03/27/31 (d)	55	55
Talen Energy Supply, LLC
2024 Incremental Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 12/10/31 (d)	55	55
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.07%, (1 Month Term SOFR + 1.75%), 12/11/25 (d)	237	237
Waterbridge Midstream Operating LLC
2024 Term Loan B, 8.31%, (3 Month Term SOFR + 4.00%), 05/07/29 (d)	55	55
2024 1st Lien Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 06/22/29 (d)	134	133
		1,641

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B3, 7.33%, (3 Month Term SOFR + 3.00%), 10/31/28 (d)	123	122
CVR Energy, Inc.
Term Loan B, 8.30%, (1 Month Term SOFR + 4.00%), 12/30/27 (d)	75	75
Delek US Holdings, Inc.
2022 Term Loan B, 7.92%, (1 Month Term SOFR + 3.50%), 11/10/29 (d)	214	211
Epic Crude Services, LP
2024 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 10/09/31 (d)	115	115
Epic Y-Grade Services, LP
2024 Term Loan B, 10.04%, (3 Month Term SOFR + 5.75%), 06/29/29 (d)	159	159
GIP II Blue Holding, L.P
Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 09/22/28 (d)	171	171
Hilcorp Energy I L.P.
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 02/05/30 (d)	90	90
NGP XI Midstream Holdings LLC
Term Loan B, 7.83%, (3 Month Term SOFR + 3.50%), 07/17/31 (d)	60	60
Par Petroleum, LLC
2024 Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 02/28/30 (d)	88	87
Prairie ECI Acquiror LP
2024 Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 08/01/29 (d)	54	54
Rockpoint Gas Storage Partners LP
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 09/18/31 (d) (q)	25	25
2025 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 09/18/31 (d)	90	89
Term Loan B, 7.32%, (3 Month Term SOFR + 3.00%), 09/18/31 (d)	60	60
Traverse Midstream Partners LLC
2017 Term Loan, 7.29%, (3 Month Term SOFR + 3.00%), 02/16/28 (d)	59	59
		1,377
Real Estate 0.1%
Brand Industrial Services Inc
2024 Term Loan B, 8.79%, (3 Month Term SOFR + 4.50%), 08/01/30 (d)	574	542
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan B1, 7.07%, (1 Month Term SOFR + 2.75%), 01/31/30 (d)	115	115
2024 Tranche 2 Incremental Term Loan, 7.57%, (1 Month Term SOFR + 3.25%), 01/31/30 (d)	68	68
Greystar Real Estate Partners, LLC
2024 1st Lien Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 08/21/30 (d)	79	79
Vestis Corporation
Term Loan, 6.58%, (3 Month Term SOFR + 2.25%), 02/18/31 (d)	69	69
		873
Total Senior Floating Rate Instruments (cost $87,644)		84,992
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	75
Expand Energy Corporation	5	524
Limetree Bay Cayman Limited (g) (k)	—	1
Mesquite Energy, Inc. (g) (k)	4	337
New Fortress Energy Inc. (g) (r)	8	62
		999
Materials 0.0%
ACNR Holdings Inc. (g) (k)	2	197
Health Care 0.0%
Cano Health, Inc. (g) (k)	15	183
Financials 0.0%
AFLAC Incorporated (g)	2	33
New Cineworld Ltd. (g) (k)	5	113
		146
Consumer Discretionary 0.0%
Joann Inc. (g) (k)	36	—
Old Claimco, LLC (g) (k)	5	57
Party City Holdings Inc. (g) (k)	—	—
		57
Industrials 0.0%
Spirit Airlines, Inc. (g) (k)	3	42
Spirit Aviation Holdings Inc. (g) (k)	1	12
		54
Information Technology 0.0%
Travelport Worldwide Limited (g) (k)	—	53
Communication Services 0.0%
Diamond Sports Group, LLC (g) (k)	—	3
Total Common Stocks (cost $610)		1,692
WARRANTS 0.0%
Cano Health, Inc. (g) (k)	1	2
Carnelian Point Holdings, L.P. (g) (k)	—	—
Total Warrants (cost $3)		2
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 4.20% (s) (t)	39,223	39,223
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.30% (s) (t)	8,688	8,688
Total Short Term Investments (cost $47,911)		47,911
Total Investments 106.2% (cost $1,674,115)		1,587,396
Total Forward Sales Commitments (0.1)% (proceeds $1,763)		(1,770)
Total Purchased Options 0.0% (cost $796)		695
Other Derivative Instruments 0.0%		128
Other Assets and Liabilities, Net (6.1)%		(91,585)
Total Net Assets 100.0%		1,494,864

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $93,126.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $150,776 and 10.1% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(g) Non-income producing security.

(h) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) All or a portion of the security was on loan as of March 31, 2025.

(k) Security fair valued in good faith as a Level 3 security in accordance with the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Convertible security.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(q) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association, Inc.
TBA, 5.00%, 04/15/55 (a)	(1,000)	(980)
TBA, 4.50%, 05/15/55 (a)	(825)	(790)
Total Government And Agency Obligations (proceeds $1,763)		(1,770)
Total Forward Sales Commitments (0.1%) (proceeds $1,763)		(1,770)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2025, the total proceeds for investments sold on a delayed delivery basis was $1,763.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	17,327	79,797	57,901	408	—	—	39,223	2.6
JNL Government Money Market Fund, 4.30% - Class SL	10,156	52,986	54,454	168	—	—	8,688	0.6
	27,483	132,783	112,355	576	—	—	47,911	3.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Celtic Resources Holdings Designated Activity Company, 0.00%, 12/31/25	10/02/19	102	—	—
Cosan Overseas Limited, 8.25%	06/27/19	190	189	—
Cruise Yacht Upper Holdco Ltd, 11.88%, 07/05/28	06/25/24	200	206	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	200	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	171	193	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	218	217	0.1
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	95	95	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	34	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/14/29	07/01/19	74	15	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	191	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	05/15/17	3,158	1,011	0.1
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	45	43	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/26	07/01/19	300	114	—
		5,572	2,508	0.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	15	June 2025	1,667	—	1
United States 2 Year Note	233	July 2025	48,031	(2)	241
United States 5 Year Note	700	July 2025	74,458	(22)	1,251
United States Long Bond	25	June 2025	2,878	4	54
United States Ultra Bond	3	June 2025	365	1	2
				(19)	1,549

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/27	18,224	—	(32)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/28	26,414	(10)	(79)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/29	1,140	(1)	(6)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30	2,960	(3)	(15)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/32	354	(1)	(2)
U.S. SOFR (A)	Receiving	3.50	(A)	06/18/45	5,494	(30)	(57)
U.S. SOFR (A)	Paying	3.25	(A)	06/18/35	1,052	3	9
U.S. SOFR (A)	Paying	3.25	(A)	06/18/55	1,180	9	12
						(33)	(170)

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 02/06/36	BOA	Call	4.08	02/04/26	2,460,000	2,460	49
U.S. SOFR, 04/02/30	BOA	Call	3.69	03/27/29	3,500,000	3,500	120
U.S. SOFR, 01/30/36	CIT	Call	4.11	01/28/26	2,480,000	2,480	46
U.S. SOFR, 09/22/35	MSC	Call	3.17	09/18/25	1,000,000	1,000	56
U.S. SOFR, 11/09/34	MSC	Call	3.87	11/07/29	1,700,000	1,700	56
U.S. SOFR, 02/06/36	BOA	Put	4.08	02/04/26	2,460,000	2,460	105
U.S. SOFR, 04/02/30	BOA	Put	3.69	03/27/29	3,500,000	3,500	95
U.S. SOFR, 01/30/36	CIT	Put	4.11	01/28/26	2,480,000	2,480	109
U.S. SOFR, 11/09/34	MSC	Put	3.87	11/07/29	1,700,000	1,700	53
U.S. SOFR, 09/22/35	MSC	Put	3.17	09/18/25	1,000,000	1,000	6
							695

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	110	19	25	(6)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	8	11	(3)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	40	7	10	(3)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	12	17	(5)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	80	14	22	(8)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	200	35	61	(26)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	160	27	46	(19)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	8	15	(7)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	20	4	6	(2)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	8	12	(4)
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	2	6	(4)
CMBX.NA.BB.18 (M)	JPM	N/A	5.00	12/17/57	100	12	7	5
CMBX.NA.BBB-.18 (M)	JPM	N/A	3.00	12/17/57	100	8	5	3
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	400	31	15	16
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	60	11	17	(6)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	5	8	(3)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	10	15	(5)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	14	21	(7)
CMBX.NA.BB.18 (M)	MSC	N/A	5.00	12/17/57	100	12	7	5
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	9	15	(6)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	13	22	(9)
CMBX.NA.BBB-.17 (M)	CIT	N/A	3.00	12/15/56	200	28	25	3
CMBX.NA.BBB-.18 (M)	CIT	N/A	3.00	12/17/57	100	8	4	4
CMBX.NA.BBB-.18 (M)	CIT	N/A	3.00	12/17/57	200	16	7	9
					3,350	321	399	(78)
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(1,700)	(34)	(23)	(11)
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(300)	(6)	(4)	(2)
CMBX.NA.AAA.17 (M)	MSC	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.16 (M)	GSC	0.00	0.50	04/17/65	(300)	(5)	(4)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(400)	(8)	(7)	(1)
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	(3)	(23)	20
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(300)	(4)	(3)	(1)
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(1,500)	(23)	(30)	7
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(300)	(5)	(4)	(1)
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(500)	(10)	(9)	(1)
CMBX.NA.AAA.16 (M)	CIT	0.00	0.50	04/17/65	(300)	(5)	(5)	—
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(400)	(8)	(6)	(2)
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(900)	(17)	(22)	5
CMBX.NA.AAA.18 (M)	CIT	0.00	0.50	12/17/57	(1,900)	(7)	(4)	(3)
					(10,070)	(141)	(150)	9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	861,056	—	861,056
Corporate Bonds And Notes	—	407,741	46	407,787
Non-U.S. Government Agency Asset-Backed Securities	—	183,956	—	183,956
Senior Floating Rate Instruments	—	84,200	792	84,992
Common Stocks	599	95	998	1,692
Warrants	—	—	2	2
Short Term Investments	47,911	—	—	47,911
	48,510	1,537,048	1,838	1,587,396
Liabilities - Securities
Government And Agency Obligations	—	(1,770)	—	(1,770)
	—	(1,770)	—	(1,770)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,549	—	—	1,549
Centrally Cleared Interest Rate Swap Agreements	—	21	—	21
OTC Purchased Options	—	695	—	695
OTC Credit Default Swap Agreements	—	77	—	77
	1,549	793	—	2,342
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Interest Rate Swap Agreements	—	(191)	—	(191)
OTC Credit Default Swap Agreements	—	(146)	—	(146)
	—	(337)	—	(337)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 98.5%
United States of America 56.0%
American Electric Power Company, Inc.	231	25,283
American Tower Corporation	50	10,901
Cheniere Energy, Inc.	73	16,889
Crown Castle Inc.	117	12,225
CSX Corporation	572	16,834
Dominion Energy, Inc.	268	15,014
DT Midstream, Inc.	44	4,223
Duke Energy Corporation	168	20,486
Evergy, Inc.	170	11,703
Eversource Energy	212	13,141
Exelon Corporation	233	10,738
NextEra Energy, Inc.	213	15,103
Norfolk Southern Corporation	75	17,853
ONEOK, Inc.	176	17,460
PG&E Corporation	613	10,530
Public Service Enterprise Group Incorporated	162	13,374
SBA Communications Corporation - Class A	36	7,873
Targa Resources Corp.	51	10,300
The AES Corporation	186	2,315
UGI Corporation	229	7,566
Union Pacific Corporation	30	7,057
XCEL Energy Inc.	282	19,931
		286,799
Australia 6.5%
Atlas Arteria Limited	3,244	9,891
Transurban Holdings Limited	2,753	23,155
		33,046
United Kingdom 5.8%
National Grid PLC	1,645	21,466
Severn Trent PLC	255	8,372
		29,838
France 5.6%
Aeroports de Paris	15	1,502
Getlink S.E.	978	16,932
VINCI	80	10,047
		28,481
Canada 4.6%
AltaGas Ltd.	210	5,771
Canadian Pacific Kansas City Limited	179	12,555
GFL Environmental Inc.	108	5,215
		23,541
Mexico 4.1%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	686	12,670
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	829	8,348
		21,018
China 4.0%
Beijing Capital International Airport Co., Ltd. - Class H (a)	13,554	4,905
China Tower Corporation Limited - Class H	4,288	5,786
ENN Energy Holdings Limited	1,169	9,675
		20,366
Japan 3.2%
Japan Airport Terminal Co., Ltd. (b)	198	5,447
West Japan Railway Company (b)	550	10,771
		16,218
Switzerland 2.6%
Flughafen Zurich AG - Class N	56	13,332
Italy 2.3%
Hera S.p.A.	1,499	6,499
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	489	5,176
		11,675
Brazil 2.2%
CCR S.A.	5,522	11,293
Germany 1.6%
RWE Aktiengesellschaft	236	8,443
Total Common Stocks (cost $484,032)		504,050
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	7,976	7,976
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	816	816
Total Short Term Investments (cost $8,792)		8,792
Total Investments 100.2% (cost $492,824)		512,842
Other Assets and Liabilities, Net (0.2)%		(946)
Total Net Assets 100.0%		511,896

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	6,419	23,668	22,111	23	—	—	7,976	1.5
JNL Government Money Market Fund, 4.30% - Class SL	—	854	38	1	—	—	816	0.2
	6,419	24,522	22,149	24	—	—	8,792	1.7

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	07/27/21	5,727	5,176	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	342,651	161,399	—	504,050
Short Term Investments	8,792	—	—	8,792
	351,443	161,399	—	512,842

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 37.6%
Health Care 7.5%
Centene Corporation
4.25%, 12/15/27	5,000	4,879
4.63%, 12/15/29	4,780	4,586
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (b)	12,847	8,315
6.13%, 04/01/30 (b)	8,000	4,770
10.88%, 01/15/32 (b)	24,250	23,973
CVS Health Corporation
5.25%, 02/21/33	3,500	3,459
DaVita Inc.
4.63%, 06/01/30 (b)	10,000	9,217
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (b)	3,000	3,126
GE HealthCare Technologies Inc.
5.91%, 11/22/32	4,000	4,217
HCA Inc.
5.50%, 06/01/33	8,500	8,543
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	4,000	3,738
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (b)	1,696	1,232
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	6,002
6.13%, 06/15/30 (a)	20,000	19,937
		105,994
Financials 6.7%
AerCap Ireland Capital Designated Activity Company
5.30%, 01/19/34	4,000	3,981
Barclays PLC
5.75%, 08/09/33 (c)	8,500	8,617
7.44%, 11/02/33 (c)	5,000	5,564
Capital One Financial Corporation
5.25%, 07/26/30 (a)	4,000	4,022
Citigroup Inc.
6.27%, 11/17/33	10,500	11,140
Ford Motor Credit Company LLC
4.95%, 05/28/27	4,000	3,943
7.35%, 03/06/30	3,000	3,141
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,611
Goldman Sachs Group, Inc., The
6.56%, 10/24/34	11,500	12,551
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (d)	2,000	2,050
6.88%, (100, 06/01/29) (d)	3,000	3,157
6.25%, 10/23/34	1,500	1,610
KeyBank National Association
4.90%, 08/08/32	1,500	1,433
Morgan Stanley
6.34%, 10/18/33	4,000	4,295
5.25%, 04/21/34	4,000	4,003
6.63%, 11/01/34	2,500	2,726
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,200
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,909
U.S. Bancorp
5.85%, 10/21/33	4,500	4,663
Wells Fargo & Company
5.56%, 07/25/34	8,000	8,140
		94,756
Industrials 5.7%
American Airlines, Inc.
5.50%, 04/20/26 (b)	4,167	4,154
5.75%, 04/20/29 (b)	4,000	3,913
8.50%, 05/15/29 (b)	2,500	2,538
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (b)	4,278	3,936
5.25%, 08/15/27 (a) (b)	7,500	3,435
5.25%, 08/15/27 (b)	11,196	5,134
Boeing Company, The
5.15%, 05/01/30 (e)	12,000	12,072
3.25%, 02/01/35	4,500	3,698
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (b)	2,000	2,013
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a) (b)	3,500	2,883
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (b)	3,500	3,506
JetBlue Airways Corporation
9.88%, 09/20/31 (b)	3,500	3,453
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (b)	5,000	4,902
9.25%, 04/15/27 (b)	7,500	7,069
Quikrete Holdings, Inc.
6.38%, 03/01/32 (b)	3,000	3,016
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (b)	1,000	992
TransDigm Inc.
6.75%, 08/15/28 (b)	5,300	5,380
6.63%, 03/01/32 (b)	5,000	5,063
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	4,000	3,785
		80,942
Energy 3.4%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (a) (b)	6,154	6,193
8.13%, 01/15/27 (b)	3,000	2,768
9.25%, 07/15/29 (b)	4,800	4,929
Expand Energy Corporation
5.88%, 02/01/29 (b)	3,000	2,992
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (b)	2,000	1,912
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	3,997
Matador Resources Company
6.25%, 04/15/33 (b)	1,500	1,466
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,105
5.55%, 10/01/34	2,000	1,961
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (d)	5,000	4,732
8.13%, 06/01/28 (b)	4,500	4,596
Weatherford International Ltd
8.63%, 04/30/30 (b)	6,000	6,092
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,509
		48,252
Consumer Discretionary 3.4%
7-Eleven, Inc.
1.80%, 02/10/31 (b)	2,000	1,660
Caesars Entertainment, Inc.
7.00%, 02/15/30 (b)	3,000	3,037
6.00%, 10/15/32 (a) (b)	3,500	3,269
Carnival Corporation
7.63%, 03/01/26 (b)	4,500	4,501
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a) (b)	6,215	4,724
Fertitta Entertainment LLC
4.63%, 01/15/29 (b)	1,600	1,475
6.75%, 01/15/30 (b)	3,000	2,598
Ford Motor Company
3.25%, 02/12/32	3,500	2,885
General Motors Company
5.60%, 10/15/32	2,500	2,483
5.15%, 04/01/38	6,000	5,428
NCL Corporation Ltd.
6.75%, 02/01/32 (b)	1,000	989
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	5,500	5,474

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Univision Communications Inc.
6.63%, 06/01/27 (b)	2,000	1,982
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	2,000	1,978
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (b)	5,000	4,876
		47,359
Utilities 3.2%
Calpine Corporation
5.13%, 03/15/28 (b)	8,500	8,364
NextEra Energy Capital Holdings, Inc.
5.25%, 03/15/34	4,000	4,004
NRG Energy, Inc.
5.75%, 07/15/29 (b)	9,000	8,857
PG&E Company
4.55%, 07/01/30	2,500	2,418
The Southern Company
5.70%, 10/15/32	5,000	5,192
Vistra Corp.
8.00%, (100, 10/15/26) (b) (d)	8,000	8,218
Vistra Operations Company LLC
4.38%, 05/01/29 (b)	4,000	3,799
7.75%, 10/15/31 (b)	2,500	2,619
6.88%, 04/15/32 (b)	1,500	1,529
		45,000
Materials 2.6%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (b)	5,000	4,651
ArcelorMittal
6.80%, 11/29/32	6,000	6,420
Celanese US Holdings LLC
6.42%, 07/15/27 (e) (f)	6,000	6,098
Cleveland-Cliffs Inc.
7.38%, 05/01/33 (b)	2,000	1,919
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (b)	3,000	2,963
4.38%, 04/01/31 (b)	3,000	2,715
Rain Carbon Inc.
12.25%, 09/01/29 (b)	4,500	4,781
Scih Salt Holdings Inc.
4.88%, 05/01/28 (b)	8,000	7,607
		37,154
Communication Services 2.1%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (b)	3,000	2,857
CCO Holdings, LLC
5.13%, 05/01/27 (b)	2,000	1,969
5.00%, 02/01/28 (b)	5,000	4,851
6.38%, 09/01/29 (b)	5,000	4,987
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (b)	5,000	4,292
7.50%, 06/01/29 (a) (b)	2,000	1,651
CommScope, LLC.
7.13%, 07/01/28 (b)	9,775	8,648
		29,255
Consumer Staples 1.5%
B.A.T Capital Corporation
6.42%, 08/02/33	2,850	3,041
JBS USA Food Company
5.75%, 04/01/33	4,000	4,069
Pilgrim's Pride Corporation
6.25%, 07/01/33	4,500	4,664
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	5,906
6.00%, 12/15/29 (b)	4,000	4,063
		21,743
Information Technology 0.9%
Hewlett Packard Enterprise Company
5.00%, 10/15/34	3,000	2,920
HP, Inc.
5.50%, 01/15/33	5,000	5,068
Micron Technology, Inc.
5.88%, 02/09/33	1,000	1,036
Oracle Corporation
6.25%, 11/09/32	4,000	4,265
		13,289
Real Estate 0.6%
American Tower Corporation
5.65%, 03/15/33	4,500	4,640
VICI Properties L.P.
5.13%, 05/15/32	4,500	4,410
		9,050
Total Corporate Bonds And Notes (cost $539,346)		532,794
COMMON STOCKS 32.4%
Health Care 5.9%
AbbVie Inc.	65	13,619
Amgen Inc.	30	9,346
AstraZeneca PLC - ADR	60	4,410
Endo, Inc. (g)	105	2,646
Johnson & Johnson	160	26,534
Medtronic, Inc.	50	4,493
Merck & Co., Inc.	120	10,771
Pfizer Inc.	470	11,907
		83,726
Energy 5.6%
Chevron Corporation	185	30,949
ConocoPhillips	75	7,876
Exxon Mobil Corporation	220	26,165
Shell PLC - Class A - ADR	150	10,992
TotalEnergies SE - ADR	40	2,588
		78,570
Consumer Staples 4.9%
Coca-Cola Company, The	175	12,533
Nestle S.A. - Series B - ADR	80	8,094
PepsiCo, Inc.	110	16,493
Philip Morris International Inc.	60	9,524
Procter & Gamble Company, The	115	19,598
Target Corporation	25	2,609
		68,851
Industrials 4.0%
Caterpillar Inc.	5	1,649
Honeywell International Inc.	23	4,869
Johnson Controls International Public Limited Company	100	8,011
Lockheed Martin Corporation	35	15,635
RTX Corporation	45	5,961
Union Pacific Corporation	66	15,591
United Parcel Service, Inc. - Class B	50	5,554
		57,270
Utilities 3.8%
Dominion Energy, Inc.	150	8,411
Duke Energy Corporation	70	8,538
Edison International	50	2,946
NextEra Energy, Inc.	109	7,749
Sempra	75	5,352
The Southern Company	175	16,091
XCEL Energy Inc.	63	4,460
		53,547
Information Technology 2.6%
Analog Devices, Inc.	35	7,058
Cisco Systems, Inc.	285	17,587
Marvell Technology, Inc.	20	1,231
Microchip Technology Incorporated	70	3,390
Texas Instruments Incorporated	40	7,188
		36,454
Materials 1.7%
Air Products and Chemicals, Inc.	20	5,898
Albemarle Corporation	25	1,800
LyondellBasell Industries N.V. - Class A	56	3,942
Rio Tinto PLC - ADR	201	12,059
		23,699

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Financials 1.6%
Charles Schwab Corporation, The	50	3,914
Citigroup Inc.	25	1,775
Fifth Third Bancorp	75	2,940
JPMorgan Chase & Co.	25	6,132
Morgan Stanley	50	5,833
Truist Financial Corporation	50	2,057
		22,651
Consumer Discretionary 1.2%
Home Depot, Inc., The	35	12,827
McDonald's Corporation	15	4,686
		17,513
Communication Services 1.1%
Comcast Corporation - Class A	278	10,258
Verizon Communications Inc.	120	5,443
		15,701
Total Common Stocks (cost $406,905)		457,982
EQUITY LINKED STRUCTURED NOTES 16.8%
Banque Nationale Du Canada
(Broadcom Inc.), 11.50%, 05/13/25 (h)	4	5,580
Barclays Bank PLC
(International Business Machines Corporation), 8.50%, 06/09/25 (h)	43	8,320
(Dell Technologies Inc.), 12.00%, 09/03/25 (h)	37	3,488
(Microchip Technology Incorporated), 10.00%, 10/14/25 (h)	66	3,387
(RTX Corporation), 7.50%, 10/16/25 (h)	45	5,525
(Target Corporation), 10.00%, 12/29/25 (h)	30	3,314
(Amazon.com, Inc.), 10.00%, 03/25/26 (h)	25	4,898
BNP Paribas Issuance B.V.
(Freeport-McMoRan Inc.), 0.00%, 08/12/25 (h)	175	6,818
(International Paper Company), 0.00%, 10/20/25 (h)	65	3,248
(Applied Materials, Inc.), 10.00%, 12/10/25 (b) (h)	28	4,184
(Advanced Micro Devices, Inc.), 10.00%, 03/02/26 (b) (h)	30	3,157
Citigroup Global Markets Holdings Inc.
(UnitedHealth Group Incorporated), 9.00%, 01/27/26 (h)	7	3,606
(Newmont Corporation), 9.50%, 02/18/26 (h)	123	5,520
Citigroup Inc.
(Boeing Company, The), 8.50%, 12/08/25 (h)	44	7,023
Goldman Sachs Bank USA
(NIKE, Inc.), 9.00%, 03/31/26 (h)	50	3,364
JPMorgan Chase Bank, National Association
(Home Depot, Inc. , The), 8.00%, 10/15/25 (b) (h)	12	4,305
(CVS Health Corporation), 9.00%, 11/25/25 (b) (h)	75	4,746
(Boeing Company, The), 10.00%, 01/22/26 (h)	23	3,902
(Truist Financial Corporation), 9.50%, 03/02/26 (b) (h)	125	5,082
Merrill Lynch SA
(Morgan Stanley), 9.00%, 07/14/25 (h)	45	4,734
(Bank of America Corporation), 7.50%, 10/06/25 (h)	12	4,795
(Halliburton Company), 8.50%, 11/13/25 (h)	120	3,158
(Microsoft Corporation), 7.00%, 03/09/26 (h)	15	5,672
Mizuho Markets Cayman LP
(Bristol-Myers Squibb Company), 9.50%, 05/08/25 (b) (h)	93	5,142
(Barrick Gold Corporation), 9.00%, 07/01/25 (b) (h)	150	2,772
(Hewlett Packard Enterprise Company), 9.50%, 09/30/25 (b) (h)	200	3,092
(Intel Corporation), 10.00%, 12/08/25 (b) (h)	275	6,302
(Freeport-McMoRan Inc.), 10.00%, 12/24/25 (b) (h)	100	3,859
(Exxon Mobil Corporation), 8.50%, 04/07/26 (b) (h)	100	11,690
Royal Bank of Canada
(Texas Instruments Incorporated), 8.00%, 06/11/25 (b) (h)	60	10,857
(Texas Instruments Incorporated), 8.50%, 07/15/25 (b) (h)	2	361
(Cisco Systems, Inc.), 8.00%, 09/17/25 (h)	85	4,597
Toronto-Dominion Bank, The
(Starbucks Corporation), 9.00%, 01/12/26 (h)	89	8,545
UBS AG
(Apple Inc.), 7.00%, 04/09/25 (h)	29	5,553
(Oracle Corporation), 9.00%, 06/10/25 (h)	95	12,464
(Intel Corporation), 10.00%, 07/29/25 (h)	125	2,964
(Target Corporation), 10.00%, 09/15/25 (h)	15	1,612
(Analog Devices, Inc.), 9.00%, 09/17/25 (h)	17	3,465
(Bank of America Corporation), 8.00%, 01/28/26 (h)	300	12,708
Wells Fargo Bank, National Association
(NextEra Energy, Inc.), 8.00%, 05/21/25 (h)	102	7,322
(Boeing Company, The), 9.00%, 06/17/25 (b) (h)	19	3,208
(UnitedHealth Group Incorporated), 7.00%, 07/14/25 (b) (h)	9	4,279
(Qualcomm Incorporated), 10.00%, 10/22/25 (h)	30	4,717
(Schlumberger Limited), 10.00%, 11/26/25 (h)	100	4,222
(Citigroup Inc.), 8.50%, 02/25/26 (h)	70	5,099
(CVS Health Corporation), 10.00%, 04/09/26 (b) (h)	80	5,345
Total Equity Linked Structured Notes (cost $246,453)		238,001
GOVERNMENT AND AGENCY OBLIGATIONS 9.2%
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53 - 11/01/54	19,751	19,378
5.50%, 07/01/53 - 02/01/55	21,359	21,352
6.00%, 01/01/55 - 02/01/55	6,335	6,437
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	517	490
5.00%, 05/01/53 - 11/01/53	14,565	14,307
5.50%, 11/01/54	3,394	3,391
Government National Mortgage Association
6.00%, 01/20/55 - 03/20/55	10,079	10,242
5.50%, 03/20/55	3,250	3,261
		78,858
U.S. Treasury Bond 3.0%
Treasury, United States Department of
3.38%, 08/15/42	30,000	25,716
3.63%, 05/15/53	14,000	11,795
4.50%, 11/15/54	5,000	4,927
		42,438
U.S. Treasury Note 0.6%
Treasury, United States Department of
2.88%, 05/15/32	10,000	9,252
Total Government And Agency Obligations (cost $133,419)		130,548
PREFERRED STOCKS 1.3%
Industrials 0.5%
Boeing Company, The, 6.00%, 10/15/27 (c)	110	6,581
Utilities 0.4%
NextEra Energy, Inc., 6.93%, 09/01/25 (c)	125	5,079
NextEra Energy, Inc., 7.23%, 11/01/27 (c)	25	1,139
		6,218
Materials 0.3%
Albemarle Corporation, 7.25%, 03/01/27 (c)	128	4,563
Financials 0.1%
Ares Management Corporation, 6.75%, 10/01/27 (c)	25	1,205
Total Preferred Stocks (cost $20,056)		18,567
SENIOR FLOATING RATE INSTRUMENTS 0.4%
Information Technology 0.3%
MPH Acquisition Holdings LLC
Term Loan, 8.04%, (SOFR + 3.75%), 12/31/30 (h)	896	886
Twitter, Inc.
Term Loan, 10.98%, (SOFR + 6.50%), 10/27/29 (h)	3,500	3,477
		4,363

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Industrials 0.1%
Clydesdale Acquisition Holdings, Inc
Term Loan, 0.00%, (SOFR + 3.25%), 03/27/32 (h) (i)	1,500	1,492
Total Senior Floating Rate Instruments (cost $5,773)		5,855
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	2,866	2,906
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,918	1,947
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,784)		4,853
OTHER EQUITY INTERESTS 0.0%
Endo, Inc. (g) (j) (k)	4,724	—
Endo, Inc. (g) (j) (k)	2,500	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.20% (l) (m)	17,440	17,440
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.30% (l) (m)	14,269	14,269
Total Short Term Investments (cost $31,709)		31,709
Total Investments 100.3% (cost $1,388,445)		1,420,309
Other Assets and Liabilities, Net (0.3)%		(4,364)
Total Net Assets 100.0%		1,415,945

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $361,507 and 25.5% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(g) Non-income producing security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	18,630	86,970	88,160	155	—	—	17,440	1.2
JNL Government Money Market Fund, 4.30% - Class SL	14,770	28,396	28,897	163	—	—	14,269	1.0
	33,400	115,366	117,057	318	—	—	31,709	2.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	532,794	—	532,794
Common Stocks	457,982	—	—	457,982
Equity Linked Structured Notes	—	238,001	—	238,001
Government And Agency Obligations	—	130,548	—	130,548
Preferred Stocks	18,567	—	—	18,567
Senior Floating Rate Instruments	—	5,855	—	5,855
Non-U.S. Government Agency Asset-Backed Securities	—	4,853	—	4,853
Other Equity Interests	—	—	—	—
Short Term Investments	31,709	—	—	31,709
	508,258	912,051	—	1,420,309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.7%
Information Technology 28.2%
Accenture Public Limited Company - Class A	107	33,240
Adobe Inc. (a)	111	42,610
Akamai Technologies, Inc. (a)	218	17,514
Amphenol Corporation - Class A	525	34,426
Applied Materials, Inc.	436	63,237
Broadcom Inc.	318	53,327
CDW Corp.	146	23,338
Cisco Systems, Inc.	809	49,912
Corning Incorporated	1,360	62,282
Fair Isaac Corporation (a)	28	51,500
Fortinet, Inc. (a)	371	35,741
Gartner, Inc. (a)	73	30,477
Hewlett Packard Enterprise Company	1,388	21,423
HP, Inc.	1,637	45,329
Intel Corporation	818	18,567
Jabil Inc.	641	87,214
KLA Corporation	100	67,961
Lam Research Corporation	862	62,704
Microsoft Corporation	136	50,891
Motorola Solutions, Inc.	119	52,210
NetApp, Inc.	1,391	122,193
NVIDIA Corporation	434	47,036
NXP Semiconductors N.V.	119	22,712
Oracle Corporation	214	29,948
Qualcomm Incorporated	737	113,171
Skyworks Solutions, Inc.	333	21,497
TE Connectivity Public Limited Company	304	42,947
Teledyne Technologies Incorporated (a)	21	10,355
Texas Instruments Incorporated	138	24,851
VeriSign, Inc. (a)	49	12,430
		1,351,043
Financials 13.6%
Allstate Corporation, The	95	19,594
American Express Company	61	16,445
Ameriprise Financial, Inc.	54	26,032
Bank of New York Mellon Corporation, The	438	36,740
CME Group Inc. - Class A	84	22,287
Corpay Inc (a)	108	37,790
Fifth Third Bancorp	805	31,538
Franklin Resources, Inc.	888	17,086
KeyCorp	1,585	25,343
KKR & Co. Inc. - Class A	396	45,736
Marsh & Mclennan Companies, Inc.	163	39,706
MasterCard Incorporated - Class A	52	28,741
Moody's Corporation	56	25,955
Morgan Stanley	138	16,091
Northern Trust Corporation	166	16,369
Prudential Financial, Inc.	81	9,031
Synchrony Financial	584	30,931
The Progressive Corporation	279	79,062
Truist Financial Corporation	606	24,934
U.S. Bancorp	198	8,379
Visa Inc. - Class A	266	93,247
		651,037
Health Care 11.8%
AbbVie Inc.	198	41,466
Bristol-Myers Squibb Company	1,145	69,824
Cencora, Inc.	263	73,120
Cigna Group, The	55	18,078
CVS Health Corporation	615	41,655
Eli Lilly and Company	106	87,252
HCA Healthcare, Inc.	88	30,400
McKesson Corporation	31	21,063
Medtronic, Inc.	104	9,328
Merck & Co., Inc.	199	17,899
Pfizer Inc.	1,036	26,244
Quest Diagnostics Incorporated	106	17,966
Revvity, Inc.	163	17,253
Teleflex Incorporated	71	9,800
Universal Health Services, Inc. - Class B	267	50,187
Zoetis Inc. - Class A	211	34,753
		566,288
Consumer Discretionary 10.2%
Aptiv PLC (a)	145	8,601
AutoZone, Inc. (a)	11	42,307
Best Buy Co., Inc.	301	22,161
Booking Holdings Inc.	16	72,315
BorgWarner Inc.	850	24,348
D.R. Horton, Inc.	94	11,920
Darden Restaurants, Inc.	114	23,744
Expedia Group, Inc.	111	18,692
General Motors Company	347	16,337
Genuine Parts Company	75	8,880
Hasbro, Inc.	426	26,198
Lennar Corporation - Class A	54	6,242
Lowe`s Companies, Inc.	71	16,460
O'Reilly Automotive, Inc. (a)	45	64,506
PulteGroup, Inc.	133	13,712
Ralph Lauren Corporation - Class A	349	77,148
Tapestry, Inc.	526	37,019
		490,590
Communication Services 9.0%
Alphabet Inc. - Class A	441	68,237
Comcast Corporation - Class A	1,703	62,846
Electronic Arts Inc.	73	10,537
Meta Platforms, Inc. - Class A	67	38,590
Netflix, Inc. (a)	65	60,935
Omnicom Group Inc.	905	75,065
The Interpublic Group of Companies, Inc.	1,791	48,646
T-Mobile US, Inc.	145	38,670
Verizon Communications Inc.	640	29,045
		432,571
Consumer Staples 6.9%
Altria Group, Inc.	835	50,122
Archer-Daniels-Midland Company	325	15,607
Colgate-Palmolive Company	736	69,011
Conagra Brands, Inc.	1,714	45,704
Costco Wholesale Corporation	20	18,611
Kellanova	238	19,598
Kimberly-Clark Corporation	394	56,004
Philip Morris International Inc.	118	18,766
Walmart Inc.	392	34,438
		327,861
Industrials 6.5%
3M Company	118	17,381
Automatic Data Processing, Inc.	187	57,221
Cintas Corporation	89	18,256
Delta Air Lines, Inc.	305	13,314
Illinois Tool Works Inc.	70	17,322
Leidos Holdings, Inc.	186	25,102
Lennox International Inc.	31	17,165
PACCAR Inc	264	25,695
Snap-on Incorporated	84	28,455
Trane Technologies Public Limited Company	95	31,947
United Parcel Service, Inc. - Class B	219	24,144
United Rentals, Inc.	22	14,099
W.W. Grainger, Inc.	19	18,601
		308,702
Energy 3.6%
ConocoPhillips	180	18,854
EOG Resources, Inc.	289	37,047
Kinder Morgan, Inc.	1,784	50,911
ONEOK, Inc.	194	19,206
Valero Energy Corporation	201	26,503
Williams Companies, Inc., The	332	19,817
		172,338
Utilities 3.4%
Dominion Energy, Inc.	323	18,116
DTE Energy Company	151	20,884
Edison International	895	52,711
Entergy Corporation	210	17,976
NRG Energy, Inc.	203	19,426

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Public Service Enterprise Group Incorporated	418	34,442
		163,555
Real Estate 3.3%
CBRE Group, Inc. - Class A (a)	264	34,515
Crown Castle Inc.	188	19,559
Host Hotels & Resorts, Inc.	2,117	30,083
SBA Communications Corporation - Class A	249	54,703
Simon Property Group, Inc.	105	17,427
		156,287
Materials 3.2%
Avery Dennison Corporation	93	16,560
CF Industries Holdings, Inc.	330	25,752
International Paper Company	688	36,729
LyondellBasell Industries N.V. - Class A	328	23,114
Packaging Corporation of America	78	15,455
Sherwin-Williams Company, The	101	35,219
		152,829
Total Common Stocks (cost $4,431,398)		4,773,101
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	12,474	12,474
Total Short Term Investments (cost $12,474)		12,474
Total Investments 99.9% (cost $4,443,872)		4,785,575
Other Derivative Instruments 0.0%		104
Other Assets and Liabilities, Net 0.1%		3,402
Total Net Assets 100.0%		4,789,081

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	19,194	181,054	187,774	314	—	—	12,474	0.3
JNL Government Money Market Fund, 4.30% - Class SL	7,747	32,321	40,068	24	—	—	—	—
	26,941	213,375	227,842	338	—	—	12,474	0.3

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	69	June 2025	19,774	104	(270)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	4,773,101	—	—	4,773,101
Short Term Investments	12,474	—	—	12,474
	4,785,575	—	—	4,785,575
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(270)	—	—	(270)
	(270)	—	—	(270)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 93.8%
India 36.2%
Adani Energy Solutions Limited (a)	1,125	11,441
Adani Enterprises Limited	848	22,985
Adani Green Energy (UP) Limited (a)	1,215	13,485
Adani Ports and Special Economic Zone Limited	1,387	19,165
Adani Power Limited (a)	2,792	16,589
Ambuja Cements Limited	1,409	8,859
Bharti Airtel Limited	1,054	21,374
GMR Airports Limited (a)	7,705	6,796
HDFC Bank Limited - ADR	215	14,287
ICICI Bank Limited	1,377	21,640
IDFC First Bank Limited (a)	4,916	3,146
ITC Hotels Limited (a)	1,562	3,613
ITC Limited	10,017	47,933
JSW Energy Limited	1,260	7,946
JSW Steel Limited	797	9,868
Macrotech Developers Limited	470	6,566
MakeMyTrip Limited (a)	37	3,609
NTPC Limited	2,584	10,798
Patanjali Foods Limited	784	16,530
Power Finance Corporation Limited	1,229	5,938
State Bank of India	1,947	17,529
Sun Pharma Advanced Research Company Limited	936	19,002
Vodafone Idea Limited (a)	15,308	1,221
		310,320
China 13.0%
China Construction Bank Corporation - Class H	8,497	7,538
China Hongqiao Group Limited	342	706
China Merchants Bank Co., Ltd. - Class A	688	4,105
China Shenhua Energy Company Limited - Class H	2,627	10,660
JD.com, Inc. - Class A	319	6,633
JD.com, Inc. - Class A - ADR	28	1,131
Meituan - Class B (a) (b)	491	9,888
Midea Group Co., Ltd. - Class A	1,035	11,193
PetroChina Company Limited - Class H	17,691	14,340
PICC Property and Casualty Company Limited - Class H	2,824	5,221
Tencent Holdings Limited	228	14,590
Xiaomi Corporation (a) (b)	4,001	25,442
		111,447
Brazil 9.9%
Banco BTG Pactual S/A	2,530	15,023
Banco do Brasil S.A	2,551	12,617
Centrais Eletricas Brasileiras S/A - Eletrobras	1,473	10,510
Companhia Paranaense De Energia	1,141	1,888
Embraer S.A. - ADR (a)	133	6,163
Petroleo Brasileiro S/A Petrobras. - ADR	2,153	30,879
Vale S.A. - ADR	815	8,131
		85,211
Taiwan 7.8%
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	431
Taiwan Semiconductor Manufacturing Company Limited	2,362	66,358
		66,789
United Arab Emirates 6.3%
Adnoc Gas	9,205	8,023
ADNOC Logistics & Services PLC	478	641
Aldar Properties - P J S C	2,132	4,883
Alpha Dhabi Holding	3,936	11,541
First Abu Dhabi Bank P.J.S.C.	1,783	6,712
International Holdings Limited (a)	205	22,395
		54,195
Indonesia 4.6%
PT. Bank Central Asia Tbk	36,188	18,558
PT. Bank Mandiri (Persero) Tbk.	67,443	21,064
		39,622
France 3.1%
TotalEnergies SE	410	26,478
Singapore 2.7%
DBS Group Holdings Ltd	391	13,466
Singapore Telecommunications Limited	3,961	10,047
		23,513
Saudi Arabia 2.7%
Al Rajhi Banking and Investment Corporation	359	9,752
BUPA Arabia for Cooperative Insurance Company	88	4,166
Saudi Arabian Oil Company (b)	1,029	7,334
The Company For Cooperative Insurance	58	2,221
		23,473
United States of America 2.4%
Philip Morris International Inc.	130	20,662
Argentina 2.3%
MercadoLibre, Inc. (a)	10	19,987
United Kingdom 1.4%
HSBC Holdings PLC	1,076	12,186
Kazakhstan 0.5%
Joint Stock Company Kaspi.Kz - ADR (b)	45	4,219
South Korea 0.4%
Coupang, Inc. - Class A (a)	171	3,741
Hungary 0.3%
OTP Bank Nyrt.	35	2,344
Greece 0.2%
National Bank of Greece SA - Class R	136	1,399
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (c)	2,924	—
Public Joint Stock Company Oil Company Lukoil (a) (b) (c)	202	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (c)	2,349	—
Public Joint Stock Company Polyus (a) (b) (c)	42	—
Public Joint-Stock Company Severstal (a) (b) (c)	75	—
Total Common Stocks (cost $756,876)		805,586
PREFERRED STOCKS 5.2%
Brazil 5.2%
Itau Unibanco Holding S.A. (d)	3,686	20,296
Petroleo Brasileiro S/A Petrobras. (d)	3,721	24,275
Total Preferred Stocks (cost $39,660)		44,571
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	9,613	9,613
Total Short Term Investments (cost $9,613)		9,613
Total Investments 100.1% (cost $806,149)		859,770
Other Assets and Liabilities, Net (0.1)%		(1,196)
Total Net Assets 100.0%		858,574

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	29,968	108,414	128,769	316	—	—	9,613	1.1

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Joint Stock Company Kaspi.Kz	01/19/24	4,228	4,219	0.5
Meituan - Class B	12/03/24	9,983	9,888	1.1
Public Joint Stock Company Gazprom	09/06/22	13,221	—	—
Public Joint Stock Company Oil Company Lukoil	09/25/17	17,029	—	—
Public Joint Stock Company Oil Company Rosneft	09/25/17	18,442	—	—
Public Joint Stock Company Polyus	09/14/23	6,921	—	—
Public Joint-Stock Company Severstal	04/12/23	1,641	—	—
Saudi Arabian Oil Company	06/09/24	7,801	7,334	0.9
Xiaomi Corporation	01/02/25	23,554	25,442	3.0
		102,820	46,883	5.5

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	BBH	04/08/25	IDR	4,338,692	262	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	153,278	652,308	—	805,586
Preferred Stocks	44,571	—	—	44,571
Short Term Investments	9,613	—	—	9,613
	207,462	652,308	—	859,770
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 93.0%
United States of America 49.3%
Airbnb, Inc. - Class A (a)	62	7,454
Alphabet Inc. - Class A	72	11,122
American International Group, Inc.	132	11,474
Bank of America Corporation	176	7,353
Becton, Dickinson and Company	41	9,414
Capital One Financial Corporation	40	7,208
Centene Corporation (a)	132	8,039
Charles Schwab Corporation, The	147	11,511
ConocoPhillips	85	8,937
Deere & Company	14	6,620
Elevance Health, Inc.	16	6,789
Equifax Inc.	29	7,039
Fiserv, Inc. (a)	26	5,764
Former Charter Communications Parent, Inc. - Class A (a)	32	11,621
GE HealthCare Technologies Inc.	100	8,071
General Motors Company	128	6,037
Intercontinental Exchange, Inc.	53	9,212
IQVIA Holdings Inc (a)	65	11,389
Keurig Dr Pepper Inc.	222	7,611
Molina Healthcare, Inc. (a)	6	1,935
Mondelez International, Inc. - Class A	71	4,844
Phillips 66	64	7,915
Sysco Corporation	160	12,044
The Carlyle Group, Inc.	156	6,800
Warner Bros. Discovery, Inc. - Series A (a)	202	2,163
		198,366
Germany 12.8%
Allianz SE	20	7,555
Bayer Aktiengesellschaft - Class N	597	14,316
Daimler Truck Holding AG	185	7,472
Fresenius SE & Co. KGaA (a)	221	9,445
Mercedes-Benz Group AG - Class N	216	12,775
		51,563
France 10.6%
Airbus SE	42	7,390
BNP Paribas	171	14,309
Capgemini	42	6,354
Kering	58	11,971
Worldline (a) (b) (c)	446	2,738
		42,762
United Kingdom 7.4%
CNH Industrial N.V.	885	10,866
Diageo PLC	212	5,530
Reckitt Benckiser Group PLC	116	7,869
WPP 2012 Limited	698	5,294
		29,559
Switzerland 5.6%
Glencore PLC	2,472	9,023
Julius Bar Gruppe AG - Class N	141	9,760
Novartis AG - Class N	34	3,727
		22,510
Jersey 2.3%
Aptiv PLC (a)	153	9,121
Denmark 1.7%
DSV A/S	36	6,997
China 1.6%
Alibaba Group Holding Limited (c)	378	6,278
Netherlands 1.1%
Prosus N.V. - Class N	99	4,579
South Korea 0.6%
NAVER Corporation	20	2,580
Total Common Stocks (cost $362,538)		374,315
PREFERRED STOCKS 2.4%
South Korea 1.3%
Samsung Electronics Co., Ltd., 1.00% (d)	154	4,984
Switzerland 1.1%
Roche Holding AG	13	4,406
Total Preferred Stocks (cost $9,761)		9,390
SHORT TERM INVESTMENTS 4.1%
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	16,631	16,631
Total Short Term Investments (cost $16,631)		16,631
Total Investments 99.5% (cost $388,930)		400,336
Other Assets and Liabilities, Net 0.5%		2,039
Total Net Assets 100.0%		402,375

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Harris Oakmark Global Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	13,476	31,079	27,924	121	—	—	16,631	4.1
JNL Government Money Market Fund, 4.30% - Class SL	—	31,237	31,237	30	—	—	—	—
	13,476	62,316	59,161	151	—	—	16,631	4.1

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	03/02/23	3,679	6,278	1.5
Worldline	11/26/21	18,388	2,738	0.7
		22,067	9,016	2.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	198,366	—	—	198,366
Germany	—	51,563	—	51,563
France	—	42,762	—	42,762
United Kingdom	10,866	18,693	—	29,559
Switzerland	—	22,510	—	22,510
Jersey	9,121	—	—	9,121
Denmark	—	6,997	—	6,997
China	—	6,278	—	6,278
Netherlands	—	4,579	—	4,579
South Korea	—	2,580	—	2,580
Preferred Stocks	—	9,390	—	9,390
Short Term Investments	16,631	—	—	16,631
	234,984	165,352	—	400,336

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 93.8%
Financials 18.9%
American Express Company	27	7,231
American International Group, Inc.	175	15,246
Ares Management Corporation - Class A	23	3,362
Bank of America Corporation	319	13,327
Capital One Financial Corporation	68	12,244
Charles Schwab Corporation, The	159	12,424
Fifth Third Bancorp	129	5,056
Hartford Insurance Group, Inc., The	54	6,706
JPMorgan Chase & Co.	133	32,550
Morgan Stanley	66	7,717
The PNC Financial Services Group, Inc.	61	10,644
Visa Inc. - Class A	33	11,643
Wells Fargo & Company	190	13,638
		151,788
Health Care 15.1%
AbbVie Inc.	58	12,138
Alcon AG	72	6,824
AstraZeneca PLC	36	5,234
Becton, Dickinson and Company	28	6,379
Bristol-Myers Squibb Company	169	10,301
Cencora, Inc.	31	8,510
Johnson & Johnson	126	20,889
Lonza Group AG	7	4,215
Medtronic, Inc.	159	14,311
Merck & Co., Inc.	47	4,204
Sanofi - ADR	156	8,631
UnitedHealth Group Incorporated	37	19,207
		120,843
Industrials 13.8%
Airbus SE	44	7,769
Carlisle Companies Incorporated	14	4,902
Deere & Company	19	8,866
Eaton Corporation Public Limited Company	40	10,987
Emerson Electric Co.	88	9,637
Fortune Brands Innovations, Inc.	64	3,884
General Electric Company	54	10,822
Hubbell Incorporated	16	5,394
Johnson Controls International Public Limited Company	66	5,286
Masco Corporation	60	4,149
Northrop Grumman Corporation	27	14,010
Parker-Hannifin Corporation	16	9,594
Union Pacific Corporation	66	15,526
		110,826
Consumer Staples 11.5%
Coca-Cola Company, The	184	13,176
Colgate-Palmolive Company	98	9,145
L'Oreal	10	3,772
Philip Morris International Inc.	117	18,628
Procter & Gamble Company, The	92	15,645
Sysco Corporation	154	11,590
Walmart Inc.	231	20,320
		92,276
Information Technology 8.9%
ASML Holding N.V. - ADR	5	3,619
Broadcom Inc.	27	4,547
Cisco Systems, Inc.	254	15,666
Lam Research Corporation	36	2,612
Microchip Technology Incorporated	103	4,979
Microsoft Corporation	39	14,648
Salesforce, Inc.	27	7,120
TE Connectivity Public Limited Company	34	4,761
Texas Instruments Incorporated	73	13,103
		71,055
Energy 7.0%
Cheniere Energy, Inc.	20	4,700
Chevron Corporation	126	21,023
ConocoPhillips	148	15,556
Suncor Energy Inc.	176	6,809
Valero Energy Corporation	60	7,956
		56,044
Consumer Discretionary 6.3%
Lowe`s Companies, Inc.	81	18,901
Marriott International, Inc. - Class A	37	8,707
McDonald's Corporation	60	18,775
TJX Companies, Inc., The	37	4,549
		50,932
Utilities 4.6%
CMS Energy Corporation	94	7,099
Entergy Corporation	138	11,833
PPL Corporation	350	12,630
Public Service Enterprise Group Incorporated	65	5,371
		36,933
Communication Services 3.6%
AT&T Inc.	483	13,654
Comcast Corporation - Class A	197	7,281
Walt Disney Company, The	77	7,563
		28,498
Real Estate 2.2%
American Tower Corporation	28	6,120
ProLogis Inc.	106	11,877
		17,997
Materials 1.9%
CRH Public Limited Company	110	9,660
Smurfit Westrock Public Limited Company	122	5,505
		15,165
Total Common Stocks (cost $641,617)		752,357
SHORT TERM INVESTMENTS 6.0%
Investment Companies 6.0%
JNL Government Money Market Fund - Class I, 4.20% (a) (b)	48,280	48,280
Total Short Term Investments (cost $48,280)		48,280
Total Investments 99.8% (cost $689,897)		800,637
Other Assets and Liabilities, Net 0.2%		1,495
Total Net Assets 100.0%		802,132

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	25,980	88,906	66,606	301	—	—	48,280	6.0
JNL Government Money Market Fund, 4.30% - Class SL	—	9,528	9,528	1	—	—	—	—
	25,980	98,434	76,134	302	—	—	48,280	6.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	731,367	20,990	—	752,357
Short Term Investments	48,280	—	—	48,280
	779,647	20,990	—	800,637

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 100.2%
United States of America 59.1%
Alphabet Inc. - Class A	799	123,631
Amazon.com, Inc. (a)	112	21,305
Analog Devices, Inc.	243	49,074
Boston Scientific Corporation (a)	110	11,071
Broadcom Inc.	101	16,838
Ecolab Inc.	26	6,569
Eli Lilly and Company	52	42,709
Equifax Inc.	80	19,453
IDEXX Laboratories, Inc. (a)	11	4,616
Intuit Inc.	64	39,142
Intuitive Surgical, Inc. (a)	40	19,868
IQVIA Holdings Inc (a)	61	10,827
Lam Research Corporation	95	6,900
Linde Public Limited Company	10	4,555
Marriott International, Inc. - Class A	52	12,377
Marvell Technology, Inc.	455	28,038
MasterCard Incorporated - Class A	8	4,248
Meta Platforms, Inc. - Class A	196	112,700
Microsoft Corporation	81	30,451
Netflix, Inc. (a)	17	16,058
NVIDIA Corporation	389	42,193
Phathom Pharmaceuticals, Inc. (a) (b)	303	1,901
Qualcomm Incorporated	17	2,556
S&P Global Inc.	120	60,807
Synopsys, Inc. (a)	12	4,953
Thermo Fisher Scientific Inc.	10	4,903
TJX Companies, Inc., The	33	3,980
Universal Music Group N.V.	128	3,542
Visa Inc. - Class A	129	45,195
Zoetis Inc. - Class A	15	2,408
		752,868
France 7.1%
Airbus SE	241	42,470
Dassault Systemes	136	5,169
EssilorLuxottica	54	15,438
LVMH Moet Hennessy Louis Vuitton	44	27,593
		90,670
India 6.4%
DLF Limited	6,373	50,611
HDFC Bank Limited	331	7,061
ICICI Bank Limited - ADR	770	24,272
		81,944
Germany 5.4%
Allianz SE	27	10,512
SAP SE	219	58,725
		69,237
Sweden 4.3%
ASSA ABLOY AB - Class B	746	22,363
Atlas Copco Aktiebolag - Class A	1,851	29,556
Spotify Technology S.A. (a)	5	3,000
		54,919
China 4.0%
JD.com, Inc. - Class A - ADR	995	40,895
Tencent Holdings Limited	163	10,485
		51,380
Japan 3.7%
Capcom Co., Ltd.	314	7,742
Hoya Corporation	53	5,963
Keyence Corporation	53	20,756
TDK Corporation	1,247	13,058
		47,519
Netherlands 1.8%
Adyen N.V. (a) (c)	8	12,766
ASML Holding N.V.	7	4,863
BE Semiconductor Industries N.V. (b)	44	4,556
		22,185
Italy 1.7%
Brunello Cucinelli S.p.A.	118	13,549
Ferrari N.V.	12	5,096
Moncler S.p.A.	48	2,954
		21,599
Spain 1.6%
Amadeus IT Holding, S.A. (c)	264	20,209
Canada 1.2%
Canadian Pacific Kansas City Limited	47	3,286
Shopify Inc. - Class A (a)	129	12,330
		15,616
Denmark 1.2%
Novo Nordisk A/S - Class B	221	15,359
Switzerland 1.1%
Lonza Group AG	22	13,684
Israel 1.0%
Nice Ltd - ADR (a) (b)	80	12,312
Taiwan 0.6%
Taiwan Semiconductor Manufacturing Company Limited	256	7,192
Total Common Stocks (cost $760,324)		1,276,693
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	1,365	1,365
Total Short Term Investments (cost $1,365)		1,365
Total Investments 100.3% (cost $761,689)		1,278,058
Other Assets and Liabilities, Net (0.3)%		(3,193)
Total Net Assets 100.0%		1,274,865

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,434	41,163	43,597	41	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	10,715	2,655	12,005	31	—	—	1,365	0.1
	13,149	43,818	55,602	72	—	—	1,365	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	11/25/24	12,137	12,766	1.0
Amadeus IT Holding, S.A.	09/26/22	15,023	20,209	1.6
		27,160	32,975	2.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks	845,421	431,272	—	1,276,693
Short Term Investments	1,365	—	—	1,365
	846,786	431,272	—	1,278,058

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 99.5%
Information Technology 22.2%
ACI Worldwide, Inc. (a)	276	15,105
Agilysys, Inc. (a)	112	8,093
AvePoint, Inc. - Class A (a)	535	7,726
Bill Holdings, Inc. (a)	221	10,162
Braze, Inc. - Class A (a)	356	12,830
Cellebrite Di Ltd (a)	583	11,326
Clearwater Analytics Holdings, Inc. - Class A (a)	561	15,028
Coherent Corp. (a)	188	12,243
CommVault Systems, Inc. (a)	43	6,767
CyberArk Software Ltd. (a)	48	16,102
Descartes Systems Group Inc., The (a)	132	13,355
DigitalOcean Holdings, Inc. (a)	391	13,055
Harmonic, Inc. (a)	663	6,355
Impinj, Inc. (a)	86	7,812
Intapp US, Inc. (a)	275	16,042
Itron, Inc. (a)	132	13,799
Lattice Semiconductor Corporation (a)	199	10,426
MACOM Technology Solutions Holdings, Inc. (a)	163	16,368
nCino OpCo, Inc. (a)	486	13,359
PAR Technology Corporation (a)	204	12,498
Pegasystems Inc.	235	16,333
Power Integrations, Inc.	201	10,160
Procore Technologies, Inc. (a)	225	14,852
Q2 Holdings, Inc. (a)	270	21,627
ServiceTitan, Inc. - Class A (a)	27	2,599
Sitime Corporation (a)	106	16,269
Tower Semiconductor Ltd. (a)	212	7,556
Workiva Inc. - Class A (a)	104	7,874
		335,721
Health Care 21.9%
ADMA Biologics, Inc. (a)	922	18,297
Ascendis Pharma A/S - ADR (a)	93	14,447
BioLife Solutions, Inc. (a)	614	14,018
Blueprint Medicines Corporation (a)	124	11,007
Canticle Pharmaceuticals, Inc. (a)	38	12,691
Caredx, Inc. (a)	363	6,437
Encompass Health Corporation	209	21,163
Glaukos Corporation (a)	160	15,746
Guardant Health, Inc. (a)	268	11,414
Halozyme Therapeutics, Inc. (a)	209	13,312
HealthEquity, Inc. (a)	164	14,515
Insmed Incorporated (a)	184	14,024
Inspire Medical Systems, Inc. (a)	73	11,688
Integer Holdings Corporation (a)	128	15,119
Lantheus Holdings, Inc. (a)	186	18,163
Merit Medical Systems, Inc. (a)	174	18,394
Prestige Consumer Healthcare Inc. (a)	262	22,520
Repligen Corporation (a)	93	11,782
Tenet Healthcare Corporation (a)	109	14,664
TransMedics Group, Inc. (a) (b)	124	8,311
Twist Bioscience Corporation (a)	406	15,924
UFP Technologies, Inc. (a)	45	9,055
Vaxcyte, Inc. (a)	157	5,927
Vericel Corporation (a)	298	13,317
		331,935
Industrials 18.2%
API Group Corporation (a)	333	11,898
Applied Industrial Technologies, Inc.	68	15,385
Armstrong World Industries, Inc.	81	11,363
ATMUS Filtration Technologies Inc.	322	11,815
CBIZ, Inc. (a)	188	14,255
Clean Harbors, Inc. (a)	106	20,872
Construction Partners, Inc. - Class A (a)	174	12,496
Enpro Inc.	74	12,013
ESAB Corporation	133	15,471
Everus Construction Group, Inc. (a)	238	8,833
Federal Signal Corporation	200	14,732
Fluor Corporation (a)	151	5,412
FTAI Aviation Ltd.	57	6,323
Hammond Power Solutions, Inc. - Class A (b)	108	5,715
Kratos Defense & Security Solutions, Inc. (a)	250	7,411
Loar Holdings Inc. (a)	68	4,807
MOOG Inc. - Class A	77	13,423
Nvent Electric Public Limited Company	221	11,577
RBC Bearings Incorporated (a)	60	19,302
Saia, Inc. (a)	39	13,773
SiteOne Landscape Supply, Inc. (a)	96	11,648
The AZEK Company Inc. - Class A (a)	303	14,810
Zurn Elkay Water Solutions Corporation	383	12,640
		275,974
Consumer Discretionary 12.2%
Boot Barn Holdings, Inc. (a)	110	11,814
Bright Horizons Family Solutions, Inc. (a)	136	17,259
Cavco Industries, Inc. (a)	40	20,868
Murphy USA Inc.	31	14,528
Ollie's Bargain Outlet Holdings, Inc. (a)	151	17,603
Planet Fitness, Inc. - Class A (a)	132	12,720
RH (a)	36	8,467
Shake Shack, Inc. - Class A (a)	160	14,133
Stride, Inc. (a)	142	17,935
Sweetgreen, Inc. - Class A (a)	404	10,097
Texas Roadhouse, Inc. - Class A	79	13,159
Travel + Leisure Co.	169	7,829
Wingstop Inc.	16	3,728
Wyndham Hotels & Resorts, Inc.	154	13,978
		184,118
Financials 10.2%
Bancorp, Inc., The (a)	299	15,806
Hamilton Lane Incorporated - Class A	125	18,531
Mr. Cooper Group Inc. (a)	115	13,785
PennyMac Financial Services, Inc.	168	16,830
Piper Sandler Companies	63	15,503
Root LLC - Class A (a)	77	10,304
StepStone Group Inc. - Class A	313	16,327
TMX Group Limited	548	20,002
Upstart Holdings, Inc. (a)	217	10,013
Western Alliance Bancorporation	217	16,665
		153,766
Materials 4.5%
ATI Inc. (a)	274	14,232
Carpenter Technology Corporation	103	18,753
Eagle Materials Inc.	79	17,508
Element Solutions Inc.	808	18,278
		68,771
Consumer Staples 4.1%
Bellring Intermediate Holdings, Inc. (a)	215	15,994
Freshpet, Inc. (a)	149	12,358
Maplebear Inc. (a)	343	13,676
Post Holdings, Inc. (a)	173	20,081
		62,109
Energy 3.1%
Permian Resources Corporation - Class A	751	10,402
Range Resources Corporation	275	10,983
TechnipFMC PLC	599	18,986
Weatherford International Public Limited Company	111	5,919
		46,290
Real Estate 1.5%
EastGroup Properties, Inc.	56	9,913
Terreno Realty Corporation	207	13,117
		23,030
Utilities 0.9%
Talen Energy Corporation (a)	68	13,487
Communication Services 0.7%
CarGurus, Inc. - Class A (a)	354	10,327
Total Common Stocks (cost $1,379,545)		1,505,528
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	8,889	8,889

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	2,804	2,804
Total Short Term Investments (cost $11,693)		11,693
Total Investments 100.3% (cost $1,391,238)		1,517,221
Other Assets and Liabilities, Net (0.3)%		(4,287)
Total Net Assets 100.0%		1,512,934

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	56,506	88,765	136,382	421	—	—	8,889	0.6
JNL Government Money Market Fund, 4.30% - Class SL	1,902	11,386	10,484	41	—	—	2,804	0.2
	58,408	100,151	146,866	462	—	—	11,693	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,505,528	—	—	1,505,528
Short Term Investments	11,693	—	—	11,693
	1,517,221	—	—	1,517,221

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 47.9%
United States of America 28.2%
3M Company	5	725
Abbott Laboratories	15	1,979
AbbVie Inc. (a)	24	4,853
Accenture Public Limited Company - Class A	3	965
AGCO Corporation	2	199
Air Lease Corporation - Class A	4	194
Alcoa Corporation	9	261
Alexandria Real Estate Equities, Inc.	3	288
Align Technology, Inc. (b)	1	126
Alnylam Pharmaceuticals, Inc. (b)	2	413
Alphabet Inc. - Class C	14	2,166
Amazon.com, Inc. (b)	73	13,838
American Express Company	1	177
American Homes 4 Rent - Class A	17	643
American Tower Corporation	4	947
Americold Realty Trust, Inc.	17	369
Ameriprise Financial, Inc.	1	357
AMETEK, Inc.	3	518
Analog Devices, Inc.	8	1,549
AON Public Limited Company - Class A	6	2,274
Apple Hospitality REIT, Inc.	3	42
Apple Inc.	30	6,590
AppLovin Corporation - Class A (b)	—	94
Arch Capital Group Ltd.	6	541
Arista Networks, Inc. (b)	2	168
Arthur J. Gallagher & Co.	5	1,489
AT&T Inc.	16	447
AutoZone, Inc. (b)	—	766
Axalta Coating Systems Ltd. (b)	15	489
Baker Hughes Company - Class A	63	2,770
Ball Corporation	11	581
Bank of America Corporation (a)	85	3,576
Bath & Body Works, Inc.	3	101
Berkshire Hathaway Inc. - Class B (b)	3	1,614
Best Buy Co., Inc.	4	276
BioMarin Pharmaceutical Inc. (b)	3	220
BJ's Wholesale Club Holdings, Inc. (b)	4	399
Blackstone Inc. - Class A	5	709
Block, Inc. - Class A (b)	2	131
Blueprint Medicines Corporation (b)	1	110
Booking Holdings Inc.	—	912
Booz Allen Hamilton Holding Corporation - Class A	1	102
Bright Horizons Family Solutions, Inc. (b)	2	261
Bristol-Myers Squibb Company (a)	72	4,379
Broadcom Inc.	18	3,066
Bruker Corporation	5	223
Capital One Financial Corporation	2	358
Cardinal Health, Inc.	6	794
Carlisle Companies Incorporated	1	175
Carnival Corporation (b)	7	143
Carrier Global Corporation	9	599
Casey's General Stores, Inc.	1	280
CBRE Group, Inc. - Class A (b)	—	60
Cencora, Inc.	1	292
Charles Schwab Corporation, The	34	2,638
Chemours Company, The	26	355
Cheniere Energy, Inc.	2	350
Chevron Corporation	2	412
Chubb Limited	2	660
Cigna Group, The	4	1,231
Cisco Systems, Inc.	2	113
CME Group Inc. - Class A	13	3,389
Cognizant Technology Solutions Corporation - Class A	2	147
Columbia Banking System, Inc.	4	96
Columbia Sportswear Company	—	35
Comcast Corporation - Class A	20	728
Comerica Incorporated	4	216
ConocoPhillips	16	1,590
Constellation Brands, Inc. - Class A	1	274
Cooper Companies, Inc., The (b)	4	351
Copart, Inc. (b)	10	569
Corpay Inc (b)	3	1,143
Coterra Energy Inc.	3	92
CrowdStrike Holdings, Inc. - Class A (b)	1	481
CVS Health Corporation	4	298
CWT Travel Group Incorporated (b)	1	4
D.R. Horton, Inc.	2	228
Dick's Sporting Goods, Inc.	1	141
Digital Realty Trust, Inc.	6	791
Discover Financial Services	2	384
DK Crown Holdings Inc. - Class A (b)	3	98
Dominion Energy, Inc.	26	1,474
DoorDash, Inc. - Class A (b)	3	628
Dover Corporation	1	216
e.l.f. Beauty, Inc. (b)	3	159
Eagle Materials Inc.	1	279
EastGroup Properties, Inc.	—	73
Eaton Corporation Public Limited Company	2	506
Edison International	10	594
El Paso Electric Company (b)	1	6
Elevance Health, Inc.	1	442
Eli Lilly and Company	2	1,543
Emerson Electric Co.	5	500
Entegris, Inc.	4	336
Entergy Corporation	1	83
EOG Resources, Inc.	6	735
Equity Lifestyle Properties, Inc.	6	416
ExlService Holdings, Inc. (b)	4	200
Expedia Group, Inc.	1	132
Exxon Mobil Corporation	38	4,553
Federal Realty Investment Trust	1	133
FedEx Corporation	1	221
Fidelity National Information Services, Inc.	32	2,423
Fifth Third Bancorp	8	304
First Citizens BancShares, Inc. - Class A	1	1,099
First Horizon Corporation	13	247
Fiserv, Inc. (b)	1	235
FMC Corporation	5	193
Fortune Brands Innovations, Inc.	2	129
Garmin Ltd.	2	407
Gates Industrial Corporation PLC (b)	23	427
General Dynamics Corporation	1	173
Genpact Limited	10	513
Gentex Corporation	17	400
Goldman Sachs Group, Inc., The	1	604
Graphic Packaging Holding Company	7	176
HCA Healthcare, Inc.	1	236
Henry Schein, Inc. (b)	4	271
Hess Corporation	2	272
Hewlett Packard Enterprise Company	11	175
Hilton Worldwide Holdings Inc.	1	330
Home Depot, Inc., The	1	494
Honeywell International Inc.	4	788
Host Hotels & Resorts, Inc.	9	121
Howmet Aerospace Inc.	3	324
HubSpot, Inc. (b)	1	508
Humana Inc.	3	808
IAC Inc. (b)	3	117
Ingersoll Rand Inc.	5	373
Insmed Incorporated (b)	5	347
Interactive Brokers Group, Inc. - Class A	3	495
International Paper Company	2	106
Intuit Inc.	2	959
Intuitive Surgical, Inc. (b)	2	923
IQVIA Holdings Inc (b)	1	173
ITT Inc.	4	498
J.B. Hunt Transport Services, Inc.	3	490
Jabil Inc.	—	57
James Hardie Industries Public Limited Company - CHESS	1	31
Jefferies Financial Group Inc.	3	148
Johnson & Johnson	25	4,076
Keurig Dr Pepper Inc.	7	232
Kinder Morgan, Inc.	6	162
Kinsale Capital Group, Inc.	—	94

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
KKR & Co. Inc. - Class A	3	313
Kontoor Brands, Inc.	4	248
Labcorp Holdings Inc.	2	488
Lamar Advertising Company - Class A	1	129
Lamb Weston Holdings, Inc.	3	174
Linde Public Limited Company	11	5,099
Lineage, Inc.	2	122
Loews Corporation	3	239
Lowe`s Companies, Inc.	1	228
M&T Bank Corporation	2	403
Marriott International, Inc. - Class A	7	1,783
Martin Marietta Materials, Inc.	—	159
MasterCard Incorporated - Class A (a)	10	5,462
McDonald's Corporation	14	4,415
McKesson Corporation	1	520
Media Group Holdings LLC (c) (d)	3,345	—
Medtronic, Inc.	7	600
Merck & Co., Inc.	2	158
Meta Platforms, Inc. - Class A	21	11,758
Mettler-Toledo International Inc. (b)	—	204
MGIC Investment Corporation	10	239
Microchip Technology Incorporated	2	116
Micron Technology, Inc.	6	528
Microsoft Corporation	41	15,534
Mid-America Apartment Communities, Inc.	1	223
Middleby Corporation, The (b)	—	59
Mohawk Industries, Inc. (b)	6	703
Mondelez International, Inc. - Class A	5	337
MongoDB, Inc. - Class A (b)	1	143
Moody's Corporation	1	648
Morgan Stanley	1	153
Murphy USA Inc.	1	543
Natera, Inc. (b)	4	577
Netflix, Inc. (b)	1	1,159
Neurocrine Biosciences, Inc. (b)	1	129
NextEra Energy, Inc.	29	2,044
Northern Trust Corporation	3	254
Northrop Grumman Corporation	—	91
NVIDIA Corporation	103	11,112
ON Semiconductor Corporation (b)	6	228
Oracle Corporation	14	2,024
Oscar Health, Inc. - Class A (b)	32	418
Otis Worldwide Corporation	46	4,782
Packaging Corporation of America	1	121
Palo Alto Networks, Inc. (b)	5	775
PepsiCo, Inc.	15	2,255
Performance Food Group Company (b)	11	841
PG&E Corporation	6	106
Philip Morris International Inc.	11	1,717
Pool Corporation	1	231
Post Holdings, Inc. (b)	1	164
Procter & Gamble Company, The	1	199
ProLogis Inc.	13	1,408
Public Service Enterprise Group Incorporated	1	77
Public Storage Operating Company	1	164
Quanta Services, Inc.	2	583
Raymond James Financial, Inc.	—	60
Rayonier Inc.	3	76
Regal Rexnord Corporation	4	424
Regency Centers Corporation	3	208
Regeneron Pharmaceuticals, Inc.	3	1,914
Regions Financial Corporation	10	225
Robinhood Markets, Inc. - Class A (b)	3	144
Ross Stores, Inc.	21	2,719
RTX Corporation	7	935
Saia, Inc. (b)	1	239
SBA Communications Corporation - Class A	4	828
Seagate Technology Holdings Public Limited Company	4	339
Silgan Holdings Inc.	9	441
Sirius XM Holdings Inc.	3	79
Snowflake Inc. - Class A (b)	2	331
Southwest Airlines Co.	20	680
Starbucks Corporation	4	367
State Street Corporation	3	259
Steel Dynamics, Inc.	2	269
Synopsys, Inc. (b)	1	377
Take-Two Interactive Software, Inc. (b)	3	582
TD SYNNEX Corporation	5	497
TechnipFMC PLC	17	547
Teradyne, Inc.	3	225
Tesla Inc. (b)	5	1,305
Texas Instruments Incorporated	1	228
Textron Inc.	4	254
The PNC Financial Services Group, Inc.	1	180
The Progressive Corporation	3	782
The Southern Company	48	4,353
Thermo Fisher Scientific Inc.	6	2,768
TJX Companies, Inc., The	6	747
Toll Brothers, Inc.	1	87
Tradeweb Markets Inc. - Class A	2	337
Trane Technologies Public Limited Company	5	1,802
TransUnion	2	168
Travelers Companies, Inc., The	2	627
Truist Financial Corporation	8	348
U.S. Bancorp	16	680
Uber Technologies, Inc. (b)	7	537
Ulta Beauty, Inc. (b)	—	56
Union Pacific Corporation	1	168
UnitedHealth Group Incorporated	8	4,114
Universal Music Group N.V.	3	76
Verizon Communications Inc.	25	1,141
Vertex Pharmaceuticals Incorporated (b)	4	1,803
Vertiv Holdings Co - Class A	3	240
W. R. Berkley Corporation	2	149
Walmart Inc.	5	425
Walt Disney Company, The	26	2,612
Wells Fargo & Company	50	3,551
WESCO International, Inc.	1	131
Western Digital Corporation (b)	29	1,165
Weyerhaeuser Company	4	120
Williams Companies, Inc., The	8	483
Willscot Holdings Corporation - Class A	6	163
XCEL Energy Inc.	7	492
Yum! Brands, Inc.	19	3,067
Zillow Group, Inc. - Class C (b)	2	149
Zimmer Biomet Holdings, Inc.	4	450
		248,289
France 2.7%
Aeroports de Paris	—	11
Airbus SE	13	2,213
Amundi (d)	—	14
AXA	5	216
Biomerieux SA	—	16
BNP Paribas	3	251
Bollore SE	2	12
Bouygues	1	24
Bureau Veritas	1	28
Capgemini	—	72
Compagnie de Saint-Gobain	1	132
Compagnie Generale des Etablissements Michelin	47	1,648
Credit Agricole SA	4	65
Danone	2	143
Dassault Aviation	—	20
Dassault Systemes	11	432
Engie	5	104
EssilorLuxottica	1	241
Hermes International	—	262
Kering	—	43
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	8	1,445
Legrand	6	654
L'Oreal	1	262
LVMH Moet Hennessy Louis Vuitton	9	5,891
Orange	5	67
Pernod Ricard	15	1,454
Publicis Groupe SA	1	62
Safran	15	4,070
Sanofi	17	1,836
Sartorius Stedim Biotech	—	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Schneider Electric SE	2	362
Societe d'exploitation Hoteliere	—	16
Societe Generale (e)	2	93
Thales	—	72
TotalEnergies SE	6	389
Veolia Environnement	2	62
VINCI	5	620
		23,318
Japan 2.6%
ABC-Mart, Inc.	—	7
Advantest Corporation (f)	2	87
AEON Co., Ltd. (f)	3	63
AGC Inc.	—	12
Aisin Corporation	2	19
Ajinomoto Co., Inc.	3	56
ANA Holdings Inc.	1	9
Asahi Group Holdings, Ltd.	4	56
Asahi Kasei Corporation	4	26
ASICS Corporation	2	43
Astellas Pharma Inc. (f)	5	49
Bandai Namco Holdings Inc. (f)	2	64
Bridgestone Corporation	33	1,328
Brother Industries, Ltd.	1	13
Canon Inc.	3	88
Capcom Co., Ltd.	1	25
Central Japan Railway Company	3	57
Chubu Electric Power Co., Ltd.	2	25
Chugai Pharmaceutical Co., Ltd.	2	87
Concordia Financial Group, Ltd.	4	23
Dai Nippon Printing Co., Ltd.	2	21
Daifuku Co., Ltd.	1	27
Dai-ichi Life Holdings, Inc. (f)	11	86
Daiichi Sankyo Company, Limited	6	132
Daikin Industries, Ltd.	1	98
Daito Trust Construction Co., Ltd.	—	20
Daiwa House Industry Co., Ltd (f)	2	63
Daiwa Securities Group Inc. (f)	4	26
DENSO Corporation (f)	6	72
DISCO Corporation	6	1,212
East Japan Railway Company (f)	3	61
Eisai Co., Ltd. (f)	1	22
ENEOS Holdings, Inc. (f)	8	40
FANUC Corporation	3	74
Fast Retailing Co., Ltd.	1	148
Fuji Electric Co., Ltd. (f)	—	17
FUJIFILM Holdings Corporation	4	71
Fujikura Ltd.	1	26
Fujitsu Limited	5	103
Hankyu Hanshin Holdings, Inc.	1	19
Hitachi Construction Machinery Co., Ltd.	—	8
Hitachi, Ltd. (f)	13	311
Honda Motor Co., Ltd. (f)	13	120
Hoshizaki Corporation	—	12
Hoya Corporation	13	1,457
Hulic Co., Ltd.	1	12
Idemitsu Kosan Co., Ltd. (f)	3	21
Inpex Corporation	3	37
Isuzu Motors Limited (f)	2	24
ITOCHU Corporation	18	852
Japan Airlines Co., Ltd.	—	7
Japan Exchange Group, Inc.	121	1,244
Japan Post Bank Co., Ltd. (f)	4	43
Japan Post Holdings Co., Ltd.	6	59
Japan Post Insurance Co., Ltd.	1	16
Japan Real Estate Investment Corporation	—	14
Japan Tobacco Inc.	3	91
JFE Holdings, Inc. (f)	2	23
Kajima Corporation	1	29
Kao Corporation	1	56
Kawasaki Heavy Industries, Ltd. (f)	1	30
Kawasaki Kisen Kaisha, Ltd. (f)	1	14
KDDI Corporation	8	132
Keyence Corporation	5	1,930
Kikkoman Corporation (f)	3	28
Kirin Holdings Company, Limited	2	33
Kobe Bussan Co., Ltd.	—	9
Komatsu Ltd.	3	81
Konami Holdings Corporation	—	35
Kubota Corporation	3	42
KYOCERA Corporation	4	46
Kyowa Kirin Co., Ltd.	1	12
Lasertec Co., Ltd.	—	17
LY Corporation	8	25
M3, Inc.	2	17
Makita Corporation	1	23
Marubeni Corporation	5	77
MatsukiyoCocokara & Co. (f)	1	19
McDonald's Holdings Company (Japan), Ltd.	—	8
Meiji Holdings Co., Ltd.	1	17
Minebeamitsumi Inc. (f)	1	19
Mitsubishi Chemical Group Corporation	4	19
Mitsubishi Corporation	12	203
Mitsubishi Electric Corporation	6	111
Mitsubishi Estate Co., Ltd.	4	61
Mitsubishi HC Capital Inc. (f)	2	14
Mitsubishi Heavy Industries, Ltd. (f)	10	167
Mitsubishi UFJ Financial Group, Inc.	86	1,172
Mitsui & Co., Ltd.	9	160
Mitsui Fudosan Co., Ltd.	72	646
Mitsui O.S.K. Lines, Ltd. (f)	1	35
Mizuho Bank, Ltd.	1	13
Mizuho Financial Group, Inc.	7	201
MonotaRO Co., Ltd.	1	13
MS&AD Insurance Group Holdings, Inc. (f)	4	87
Murata Manufacturing Co., Ltd.	6	86
Nec Corporation	4	74
NEXON Co., Ltd.	1	16
Nidec Corporation	3	47
Nintendo Co., Ltd.	3	211
Nippon Building Fund Inc.	—	20
Nippon Paint Holdings Co., Ltd.	3	22
Nippon Sanso Holdings Corporation (f)	1	18
Nippon Steel Corporation (f)	3	66
Nippon Telegraph and Telephone Corporation	80	77
Nippon Yusen Kabushiki Kaisha	1	40
Nissan Chemical Corporation	—	9
Nissan Motor Co., Ltd.	6	16
Nissin Food Holdings Co., Ltd.	1	16
Niterra Co., Ltd.	1	18
Nitori Holdings Co., Ltd.	—	20
Nitto Denko Corporation (f)	2	37
Nomura Holdings, Inc.	8	50
Nomura Research Institute, Ltd. (f)	1	36
NTT DATA Corporation (f)	2	31
Obayashi Corporation	2	29
OBIC Co., Ltd.	1	29
Olympus Corporation	3	43
OMRON Corporation (f)	1	17
Ono Pharmaceutical Co., Ltd. (f)	1	14
Oracle Corporation Japan	—	11
Oriental Land Co., Ltd.	3	63
ORIX Corporation	3	69
Osaka Gas Co., Ltd.	1	27
Otsuka Corporation	1	15
Otsuka Holdings Co., Ltd.	1	73
Pan Pacific International Holdings Corporation	2	44
Panasonic Holdings Corporation (f)	6	76
Rakuten Group, Inc. (b)	4	25
Recruit Holdings Co., Ltd.	4	223
Renesas Electronics Corporation	4	57
Resona Holdings, Inc.	6	55
Ricoh Company, Ltd.	2	19
SBI Holdings, Inc.	1	19
SCREEN Holdings Co., Ltd. (f)	—	19
SCSK Corporation (f)	1	12
Secom Co., Ltd.	1	37
Seiko Epson Corporation. (f)	1	16
Sekisui Chemical Co., Ltd.	1	20
Sekisui House, Ltd.	2	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Seven & I Holdings Co., Ltd.	7	102
SG Holdings Co., Ltd.	1	13
Shimadzu Corporation (f)	1	20
Shimano Inc.	—	28
Shimizu Corporation	2	14
Shin-Etsu Chemical Co., Ltd.	6	166
Shionogi & Co., Ltd.	3	39
Shiseido Company, Limited	1	23
SMC Corporation (f)	—	71
SoftBank Corp.	82	114
SoftBank Group Corp	3	142
Sompo Holdings, Inc. (f)	3	89
Sony Group Corporation	65	1,671
Square Enix Holdings Co., Ltd. (f)	—	9
Subaru Corporation. (f)	2	32
Sumitomo Corporation	4	80
Sumitomo Electric Industries, Ltd. (f)	2	38
Sumitomo Metal Mining Co., Ltd. (f)	1	20
Sumitomo Mitsui Financial Group, Inc.	11	288
Sumitomo Mitsui Trust Group, Inc.	2	53
Sumitomo Realty & Development Co., Ltd. (f)	1	53
Suntory Beverage & Food Limited	—	13
Suzuki Motor Corporation	5	66
Sysmex Corporation	2	34
T&D Holdings, Inc.	2	34
Taisei Corporation	1	22
Takeda Pharmaceutical Company Limited	4	127
TDK Corporation	6	60
Terumo Corporation	32	605
The Chiba Bank, Ltd.	2	21
The Kansai Electric Power Company, Incorporated	3	37
TIS Inc.	1	19
Toho Co., Ltd.	—	20
Tokio Marine Holdings, Inc.	24	943
Tokyo Century Corporation	1	5
Tokyo Electric Power Company Holdings, Inc. (b)	2	7
Tokyo Electron Limited (f)	1	178
Tokyo Gas Co., Ltd. (f)	1	38
Tokyu Corporation (f)	2	24
TOPPAN Holdings Inc.	1	22
Toray Industries, Inc. (f)	4	30
TOTO Ltd.	1	13
Toyo Suisan Kaisha, Ltd.	—	18
Toyota Industries Corporation (f)	1	43
Toyota Motor Corporation (f)	34	592
Toyota Tsusho Corporation	2	34
Trend Micro Incorporated	—	20
Unicharm Corporation	3	26
West Japan Railway Company	1	27
Yakult Honsha Co., Ltd. (f)	1	17
Yamaha Motor Co., Ltd.	3	21
Yaskawa Electric Corporation	1	20
Yokogawa Electric Corporation	1	16
Zensho Holdings Co., Ltd. (f)	—	16
ZOZO, Inc. (f)	1	12
		22,634
Germany 2.0%
Adidas AG - Class N	—	109
Allianz SE	1	435
BASF SE - Class N	3	129
Bayer Aktiengesellschaft - Class N	3	64
Bayerische Motoren Werke Aktiengesellschaft	1	66
Beiersdorf Aktiengesellschaft	—	37
COMMERZBANK Aktiengesellschaft	3	62
Continental Aktiengesellschaft	—	22
Covestro AG (b) (d)	1	34
Daimler Truck Holding AG	1	54
Deutsche Bank Aktiengesellschaft - Class N	5	128
Deutsche Borse Aktiengesellschaft - Class N	14	4,221
Deutsche Post AG - Class N	3	120
Deutsche Telekom AG - Class N	38	1,410
E.ON SE - Class N	6	97
Fresenius SE & Co. KGaA (b)	1	51
Hannover Ruck SE - Class N	—	53
Heidelberg Materials AG	—	65
Henkel AG & Co. KGaA (e)	—	20
Infineon Technologies AG - Class N	4	122
Mercedes-Benz Group AG - Class N	2	124
MERCK Kommanditgesellschaft auf Aktien	—	52
MTU Aero Engines AG - Class N	—	53
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	9	5,828
Rheinmetall Aktiengesellschaft	—	183
RWE Aktiengesellschaft	2	71
SAP SE	3	801
Siemens Aktiengesellschaft - Class N	12	2,860
Siemens Energy AG (b)	2	88
Siemens Healthineers AG (d)	1	42
Symrise AG	—	38
Talanx Aktiengesellschaft	—	19
Vonovia SE	2	64
		17,522
China 1.8%
Alibaba Group Holding Limited (d)	134	2,223
Baoshan Iron & Steel Co., Ltd. - Class A	129	128
BYD Company Limited - Class H	6	314
China CITIC Bank Corporation Limited - Class H	188	147
China Construction Bank Corporation - Class H	762	676
China Merchants Bank Co., Ltd. - Class A	82	489
China Yangtze Power Co., Ltd. - Class A	48	182
Contemporary Amperex Technology Co., Limited - Class A	4	143
ENN Energy Holdings Limited	22	181
Full Truck Alliance Co. Ltd. - Class A - ADR	10	133
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	22	160
H World Group Limited	51	188
Huatai Securities Co., Ltd. - Class A	61	140
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	30	114
JD.com, Inc. - Class A - ADR	4	165
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	18	122
KE Holdings Inc. - Class A - ADR	9	186
Kweichow Moutai Co., Ltd. - Class A	1	129
Lenovo Group Limited	184	249
Meituan - Class B (b) (d)	15	308
Midea Group Co., Ltd. - Class A	27	296
NetEase, Inc.	25	515
Nongfu Spring Co., Ltd. - Class H (d) (f)	46	200
PetroChina Company Limited - Class H	252	204
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	4	495
Ping An Insurance (Group) Company of China, Ltd. - Class H	60	355
Sinopharm Group Co. Ltd. - Class H	54	126
Tencent Holdings Limited	57	3,668
WuXi Biologics (Cayman) Inc. (b) (d)	11	37
Xiaomi Corporation (b) (d)	85	539
Xinyi Solar Holdings Limited	254	98
Yum China Holdings, Inc.	6	303
Yum China Holdings, Inc.	38	1,960
Zijin Mining Group Co., Ltd. - Class H	108	246
ZTO Express (Cayman) Inc. (d)	7	131
		15,550
United Kingdom 1.6%
3I Group PLC	23	1,086
Admiral Group PLC	1	24
Anglo American PLC	4	99
Ashtead Group Public Limited Company	1	69
Associated British Foods PLC	1	24
AstraZeneca PLC	5	665
Auto Trader Group PLC	3	24
Aviva PLC	12	86
B&M European Value Retail S.A.	3	9
BAE Systems PLC	9	178
Barclays PLC	42	158
Barratt Redrow PLC	4	22
BP P.L.C.	46	257
British American Tobacco P.L.C.	6	238
BT Group PLC (f)	18	39

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bunzl Public Limited Company	1	36
Centrica PLC	15	30
Coca-Cola Europacific Partners PLC	1	52
Compass Group PLC	13	418
Convatec Group PLC (d)	5	16
Croda International Public Limited Company	—	14
CVC Capital Partners PLC	2	48
Diageo PLC	27	718
Entain PLC	2	14
Experian PLC	3	124
Fiat Chrysler Automobiles N.V.	6	66
Flutter Entertainment Public Limited Company (b)	1	214
GSK PLC	12	226
Haleon PLC	19	99
Halma Public Limited Company	1	37
Hikma Pharmaceuticals Public Limited Company	—	11
Hiscox Ltd.	1	15
Howden Joinery Group PLC	2	14
HSBC Holdings PLC	53	596
Imperial Brands PLC	2	91
Informa PLC	4	38
InterContinental Hotels Group PLC	4	435
Intermediate Capital Group PLC	1	21
International Consolidated Airlines Group, S.A.	11	36
Intertek Group PLC	—	30
J Sainsbury PLC	5	14
JD Sports Fashion PLC	7	6
Kingfisher PLC	5	18
Land Securities Group PLC	2	15
Legal & General Group PLC	17	55
Lloyds Banking Group PLC	178	167
London Stock Exchange Group PLC	6	880
M&G PLC	7	17
Melrose Industries PLC	4	22
Mondi PLC	1	19
National Grid PLC	14	186
NatWest Group PLC	138	815
Next PLC	—	50
Nvent Electric Public Limited Company	6	328
Pearson PLC	2	31
Persimmon Public Limited Company	1	14
Phoenix Group Holdings PLC	2	16
Reckitt Benckiser Group PLC	2	136
Relx PLC	17	857
Relx PLC	5	272
Rentokil Initial PLC	7	32
Rightmove PLC	2	21
Rio Tinto PLC	3	180
Rolls-Royce Holdings PLC	25	241
Schroders PLC	3	12
SEGRO Public Limited Company	4	32
Severn Trent PLC	1	25
Shell PLC - Class A	61	2,243
Smith & Nephew PLC	3	36
Smiths Group PLC	1	25
Spirax Group PLC	—	17
SSE PLC	3	66
Standard Chartered PLC	6	89
Taylor Wimpey PLC	10	14
Tesco PLC	20	85
The Berkeley Group Holdings PLC	—	14
The Sage Group PLC.	3	44
Unilever PLC	7	431
United Utilities PLC	2	25
Vodafone Group Public Limited Company	60	57
Weir Group PLC(The)	1	22
Whitbread PLC	—	16
Wise PLC - Class A (b)	2	25
WPP 2012 Limited	3	24
		14,071
Taiwan 1.2%
Advantech Co., Ltd.	16	187
Airtac International Group	5	120
ASE Technology Holding Co., Ltd.	58	255
Delta Electronics, Inc.	13	147
E.Sun Financial Holding Company, Ltd.	226	197
MediaTek Inc.	2	105
Nuvoton Technology Corporation	43	101
Quanta Computer Inc.	40	276
Realtek Semiconductor Corporation	17	271
Silergy Corp.	12	141
Taiwan Semiconductor Manufacturing Company Limited - ADR	17	2,804
Taiwan Semiconductor Manufacturing Company Limited	201	5,644
Wiwynn Corporation	3	162
Yuanta Financial Holding Co., Ltd	154	156
		10,566
Switzerland 1.0%
ABB Ltd - Class N	5	240
Alcon AG	1	136
Coca-Cola HBC AG	1	27
Compagnie Financiere Richemont SA	2	271
EMS-Chemie Holding AG	—	14
Galderma Group AG	—	17
Geberit AG - Class N	—	63
Givaudan SA - Class N	—	120
Glencore PLC	29	105
Holcim AG	1	155
Julius Bar Gruppe AG - Class N	1	40
Kuhne & Nagel International AG	—	34
Lonza Group AG	1	783
Nestle S.A. - Class N	39	3,940
Novartis AG - Class N	6	613
Partners Group Holding AG	—	93
Roche Holding AG	—	30
Sandoz Group AG	1	48
Schindler Holding AG - Class N	—	19
SGS SA	—	44
Sika AG	—	114
Sonova Holding AG	—	42
Straumann Holding AG - Class N	—	39
Swiss Life Holding AG - Class N	—	76
Swiss Re AG	1	139
Swisscom AG - Class N	—	43
UBS Group AG	44	1,353
Zurich Insurance Group AG - Class N	—	298
		8,896
India 0.9%
Axis Bank Limited	22	280
Bajaj Auto Limited	1	125
Bajaj Finance Limited	4	417
Bharat Electronics Limited	44	154
Bharti Airtel Limited	6	121
Biocon Limited	42	166
Blue Star Limited	6	144
Coforge Limited	1	130
Godrej Consumer Products Limited	14	188
Havells India Limited	8	149
HDFC Bank Limited	37	784
HDFC Bank Limited - ADR	14	919
Hexaware Technologies Limited (b)	16	126
Hindalco Industries Limited	18	146
ICICI Bank Limited	36	559
ICICI Lombard General Insurance Company Limited (d)	4	74
Infosys Limited - ADR (f)	30	542
Infosys Limited	18	325
ITC Limited	32	155
Mahindra and Mahindra Limited	13	391
Maruti Suzuki India Limited	1	143
Max Financial Services Limited (b)	14	187
NTPC Limited	37	153
REC Limited	17	87
Reliance Industries Limited - GDR (g)	1	85
Reliance Industries Limited	37	551
Shriram Finance Limited	32	247
Syngene International Ltd. (d)	11	89

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Tata Motors Limited	15	115
Tata Steel Limited	72	130
UltraTech Cement Limited	2	235
		7,917
Netherlands 0.8%
Adyen N.V. (b) (d)	—	136
Aegon Ltd.	4	25
Akzo Nobel N.V.	—	31
ASM International N.V.	—	58
ASML Holding N.V.	5	3,283
DSM-Firmenich AG	1	62
Exor Nederland N.V.	—	26
HAL Trust	—	14
Heineken Holding N.V.	—	28
Heineken N.V.	26	2,160
ING Groep N.V.	9	176
JDE Peet's N.V.	—	8
Koninklijke Ahold Delhaize N.V.	3	99
Koninklijke KPN N.V.	11	49
Koninklijke Philips N.V.	2	59
NN Group N.V.	1	45
Prosus N.V. - Class N	4	180
STMicroelectronics N.V.	2	42
Wolters Kluwer N.V. - Class C	1	106
		6,587
Sweden 0.6%
AB Sagax - Class B	1	13
AB Sagax - Class D	—	1
Aktiebolaget Industrivarden - Class A	—	13
Aktiebolaget Industrivarden - Class C	—	16
Aktiebolaget SKF - Class B (f)	1	21
Aktiebolaget Volvo - Class A (f)	—	14
Aktiebolaget Volvo - Class B (f)	104	3,072
Alfa Laval AB	1	36
ASSA ABLOY AB - Class B	3	92
Atlas Copco Aktiebolag - Class A	38	612
Atlas Copco Aktiebolag - Class B	5	64
Axfood AB (f)	—	7
Boliden AB	1	26
Castellum Aktiebolag (b)	1	14
Epiroc Aktiebolag - Class A	2	37
Epiroc Aktiebolag - Class B	1	20
EQT AB (d)	2	62
Essity Aktiebolag (publ) - Class A (f)	—	2
Essity Aktiebolag (publ) - Class B (f)	2	50
Evolution AB (publ) (d)	1	41
Fastighets AB Balder - Class B (b)	2	12
G&L Beijer Ref AB - Class B	1	15
H & M Hennes & Mauritz AB - Class B (f)	2	22
Hexagon Aktiebolag - Class B	6	66
Holmen Aktiebolag - Class B (f)	—	9
Indutrade Aktiebolag	1	21
Investment Ab Latour - Class B	—	11
Investor Aktiebolag - Class A	2	49
Investor Aktiebolag - Class B	5	151
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	11
Lifco AB (Publ) - Class B	1	23
NIBE Industrier AB - Class B (f)	5	18
Nordnet AB	—	11
Saab AB - Class B	1	41
Sandvik Aktiebolag	3	57
Securitas AB - Class B	2	22
Skandinaviska Enskilda Banken AB - Class A (f)	4	65
Skandinaviska Enskilda Banken AB - Class C	—	1
Skanska AB - Class B	1	20
Spotify Technology S.A. (b)	1	428
SSAB AB - Class A	1	4
SSAB AB - Class B	2	10
Svenska Cellulosa Aktiebolaget SCA - Class B (f)	2	22
Svenska Handelsbanken AB - Class A (f)	4	46
Svenska Handelsbanken AB - Class B (f)	—	2
Swedbank AB - Class A (f)	3	66
Swedish Orphan Biovitrum AB (Publ) (b)	—	13
Tele2 AB - Class B	2	22
Telefonaktiebolaget LM Ericsson - Class A (f)	—	1
Telefonaktiebolaget LM Ericsson - Class B (f)	8	59
Telia Company AB	7	23
Trelleborg AB - Class B	1	23
		5,557
South Korea 0.6%
Hana Financial Group Inc.	9	379
Hl Mando Corporation	5	135
Hugel, Inc. (b)	1	135
JB Financial Group Co., Ltd.	8	99
KakaoBank Corp.	7	113
KIA Corporation	10	660
Korea Aerospace Industries, Ltd.	3	151
KT Corporation	8	264
NAVER Corporation	1	86
Samsung Biologics Co., Ltd. (b)	—	72
Samsung Electronics Co., Ltd.	33	1,294
Samsung Fire & Marine Insurance Co., Ltd.	1	192
SK Hynix Inc.	8	1,011
SM Entertainment Co., Ltd.	2	165
S-Oil Corporation	2	94
		4,850
Hong Kong 0.5%
AIA Group Limited	154	1,174
Budweiser Brewing Company APAC Limited (d)	5	6
China Resources Power Holdings Company Limited	50	119
CK Asset Holdings Limited	6	22
CK Hutchison Holdings Limited	8	42
CK Infrastructure Holdings Limited	2	9
CLP Holdings Limited	5	37
Hang Seng Bank, Limited	2	27
Henderson Land Development Company Limited	4	11
HKT Trust	11	15
Hong Kong And China Gas Company Limited -The-	33	28
Hong Kong Exchanges and Clearing Limited	57	2,548
Jardine Matheson Holdings Limited	1	20
Link Real Estate Investment Trust	7	34
MTR Corporation Limited	5	16
Power Assets Holdings Limited	4	24
Sino Land Company Limited	14	14
Sun Hung Kai Properties Limited	6	52
Swire Pacific Limited - Class A	1	9
Swire Pacific Limited - Class B	3	3
Swire Properties Limited	3	7
Techtronic Industries Company Limited	15	180
WH Group Limited (d)	22	21
Wharf (Holdings) Limited, The (f)	4	10
Wharf Real Estate Investment Company Limited	5	12
		4,440
Australia 0.5%
ANZ Group Holdings Limited	9	160
Aristocrat Leisure Limited	2	75
ASX Limited	1	23
Atlas Arteria Limited (f)	3	10
Atlassian Corporation - Class A (b)	2	502
Australian Pipeline Trust	4	18
BHP Group Limited	15	352
BHP Group Limited (f)	26	615
BlueScope Steel Limited	1	17
Brambles Limited	4	51
Cochlear Limited	—	30
Coles Group Limited	4	48
Commonwealth Bank of Australia	5	464
Computershare Limited	2	41
CSL Limited	1	220
DEXUS Funds Management Limited	3	14
Endeavour Group Limited	4	10
Fortescue Ltd	5	45
Goodman Funding Pty Ltd	5	97
GPT Management Holdings Limited	6	15
Insurance Australia Group Limited	7	34
Macquarie Group Limited (f)	1	128
Medibank Private Limited	8	22
Mineral Resources Limited	—	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Mirvac Limited	11	15
National Australia Bank Limited (e)	9	192
Northern Star Resources Ltd	3	39
Orica Limited	1	15
Origin Energy Limited	5	33
Pilbara Minerals Limited (b)	8	8
Pro Medicus Limited	—	20
Qantas Airways Limited	2	13
QBE Insurance Group Limited	4	60
Ramsay Health Care Limited	1	11
REA Group Ltd (f)	—	21
Reece Limited	1	10
Rio Tinto Limited	1	79
Santos Limited	9	37
Scentre Group Limited	15	32
SEEK Limited	1	13
SGH Limited	1	18
Sonic Healthcare Limited	1	22
South32 Limited	13	27
Stockland Corporation Ltd	7	21
Suncorp Group Limited	3	38
Telstra Group Limited	12	31
The Lottery Corporation Limited	6	19
TPG Corporation Limited (f)	1	4
Transurban Holdings Limited (f)	9	76
Treasury Wine Estates Limited	2	14
Vicinity Centres RE Ltd	11	15
Washington H. Soul Pattinson and Company Limited	1	15
Wesfarmers Limited	3	150
Westpac Banking Corporation	10	200
WiseTech Global Limited	1	26
Woodside Energy Group Ltd	6	80
Woolworths Group Limited	3	63
Worley Limited	1	10
		4,426
Singapore 0.5%
Capitaland Ascendas REIT	11	21
Capitaland Group Pte. Ltd.	14	22
Capitaland Investment Limited	7	14
DBS Group Holdings Ltd	97	3,331
Genting Singapore Limited	15	8
Jardine Cycle & Carriage Limited	—	6
Keppel Ltd.	4	21
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	7	6
Oversea-Chinese Banking Corporation Limited	10	122
Sea Limited - Class A - ADR (b)	1	120
Singapore Airlines Limited (f)	4	20
Singapore Exchange Limited	2	24
Singapore Technologies Engineering Ltd	5	23
Singapore Telecommunications Limited	23	58
United Overseas Bank Limited	4	110
Wilmar International Limited	5	13
		3,919
Italy 0.4%
A2a S.P.A.	5	11
Amplifon S.p.A	—	8
Assicurazioni Generali Societa' Per Azioni (f)	3	103
Banca Mediolanum SpA	1	10
Banco BPM Societa' Per Azioni	4	39
Buzzi S.p.A.	—	12
Davide Campari-Milano N.V. (f)	2	10
DiaSorin S.p.A.	—	6
ENEL - SPA	23	183
Eni S.P.A.	6	95
Ferrari N.V.	—	139
Finecobank Banca Fineco S.P.A.	2	35
Hera S.p.A.	3	11
Intesa Sanpaolo SPA	45	234
INWIT S.p.A. (d)	1	11
Leonardo S.p.A.	1	57
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	2	32
Moncler S.p.A.	1	39
Nexi S.p.A. (b) (f)	2	10
Pirelli & C. S.p.A. (d)	1	5
Poste Italiane - Societa' Per Azioni (d)	1	24
Prysmian S.p.A.	1	45
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	16
Snam S.P.A.	6	32
Telecom Italia S.p.A. (f)	29	10
Terna - Rete Elettrica Nazionale Societa Per Azioni	4	37
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	36	2,018
		3,232
Spain 0.3%
ACS, Actividades de Construccion y Servicios, S.A.	1	34
AENA, S.M.E., S.A. (d)	—	50
Amadeus IT Holding, S.A. (d)	1	97
Banco Bilbao Vizcaya Argentaria, S.A. (f)	17	229
Banco Santander, S.A. (e)	44	296
CaixaBank, S.A.	11	82
Cellnex Telecom, S.A. (d)	2	61
Endesa, S.A.	1	24
Ferrovial SE	1	65
Iberdrola, Sociedad Anonima	51	822
Industria de Diseno Textil, S.A.	13	634
Naturgy Energy Group, S.A.	—	10
Redeia Corporacion SA	1	22
Repsol SA	3	45
Telefonica, S.A. (f)	14	65
		2,536
Denmark 0.3%
A.P. Moller - Maersk A/S - Class A	—	12
A.P. Moller - Maersk A/S - Class B (f)	—	17
Carlsberg A/S - Class B	—	34
Coloplast A/S - Class B (f)	—	44
Danske Bank A/S	2	63
DSV A/S	1	108
Genmab A/S (b)	—	37
Novo Nordisk A/S - Class B	26	1,802
Novozymes A/S - Class B (f)	1	60
Orsted A/S (b) (d) (f)	1	24
Pandora A/S	—	36
Tryg A/S	1	22
Vestas Wind Systems A/S	3	40
		2,299
Canada 0.2%
Alimentation Couche-Tard Inc.	11	518
Canadian Pacific Kansas City Limited	6	404
Intact Financial Corporation	4	756
Shopify Inc. - Class A (b)	2	226
		1,904
Saudi Arabia 0.2%
Al Rajhi Banking and Investment Corporation	34	923
Saudi Arabian Oil Company (d)	41	289
Saudi National Bank, The	15	142
		1,354
Belgium 0.2%
Ackermans	—	14
Ageas SA/NV	—	28
Anheuser-Busch InBev	3	175
argenx SE (b)	—	105
Azelis Group	—	6
Colruyt Group	—	5
D'Ieteren Group	—	10
Elia Group (f)	—	7
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	18
KBC Groep	9	794
Lotus Bakeries	—	18
Sofina	—	11
Syensqo	—	15
UCB	—	61
Warehouses De Pauw	1	12
		1,279

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Indonesia 0.1%
PT. Bank Central Asia Tbk	1,478	758
PT. Bank Mandiri (Persero) Tbk.	479	149
PT. Bank Rakyat Indonesia (Persero) Tbk.	869	210
PT. Telekomunikasi Indonesia (Persero) Tbk	1,031	149
		1,266
Ireland 0.1%
AerCap Holdings N.V.	6	659
DCC Public Limited Company	—	19
Kerry Group Public Limited Company - Class A	—	47
Kingspan Group Public Limited Company	5	374
Smurfit Westrock Public Limited Company	3	157
		1,256
Brazil 0.1%
B3 S.A. - Brasil, Bolsa, Balcao	95	203
Banco BTG Pactual S/A	34	202
Lojas Renner S/A.	63	136
NU Holdings Ltd. - Class A (b)	11	117
Porto Seguro S/A	24	167
Raia Drogasil S.A.	39	131
Telefonica Brasil S.A.	21	184
		1,140
Mexico 0.1%
Arca Continental S.A.B. de C.V.	17	182
CEMEX S.A.B. de C.V. - ADR	24	134
Fresnillo PLC	—	6
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	223
Grupo Financiero Banorte, S.A.B. de C.V.	19	131
Regional, S.A.B. De C.V.	31	195
Wal - Mart de Mexico, S.A.B. de C.V.	89	247
		1,118
South Africa 0.1%
ABSA Group	23	228
Capitec Bank Holdings	1	143
Clicks Group	7	124
Gold Fields Limited	14	303
Shoprite Holdings	10	147
		945
Poland 0.1%
Allegro.eu (b) (d)	2	15
Bank Polska Kasa Opieki - Spolka Akcyjna	1	28
Dino Polska Spolka Akcyjna (b) (d)	2	227
ING Bank Slaski Spolka Akcyjna	—	8
KGHM Polska Miedz Spolka Akcyjna	—	11
LPP Spolka Akcyjna	—	23
Orlen S A	2	30
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	2	49
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	15	217
Santander Bank Polska Spolka Akcyjna (e)	—	10
		618
Finland 0.1%
Elisa Oyj	—	20
Fortum Oyj (f)	1	20
Kesko Oyj - Class A	—	5
Kesko Oyj - Class B	1	14
Kone Corporation - Class B	1	57
Metso Oyj (f)	2	21
Neste Oyj (f)	1	12
Nokia Oyj	15	78
Nordea Bank Abp	9	112
Orion Oyj - Class A	—	5
Orion Oyj - Class B	—	18
Sampo Oyj - Class A	7	70
Stora Enso Oyj - Class R	2	16
UPM-Kymmene Oyj (f)	2	41
Wartsila Oyj Abp	1	25
		514
Greece 0.1%
National Bank of Greece SA - Class R	22	222
Piraeus Financial Holdings S.A. - Class R	38	208
		430
Argentina 0.0%
Globant S.A. (b)	1	111
MercadoLibre, Inc. (b)	—	279
		390
Turkey 0.0%
Akbank Turk Anonim Sirketi - Class A	74	102
BIM Birlesik Magazalar Anonim Sirketi - Class A	23	280
		382
Norway 0.0%
Aker BP ASA	1	21
DNB Bank ASA	2	57
Equinor ASA	2	66
Gjensidige Forsikring ASA	—	11
Kongsberg Gruppen ASA	—	37
Mowi ASA	1	24
Norsk Hydro ASA	4	22
Orkla ASA	2	24
SalMar ASA	—	11
Schibsted ASA - Class A	—	5
Schibsted ASA - Class B	—	7
Storebrand ASA	1	16
Telenor ASA	2	26
Var Energi ASA	2	7
Yara International ASA	—	14
		348
Hungary 0.0%
OTP Bank Nyrt.	4	292
Israel 0.0%
Azrieli Group Ltd.	—	7
Bank Hapoalim B.M.	4	50
Bank Leumi Le-Israel B.M.	4	59
Elbit Systems Ltd.	—	26
ICL Group Ltd	2	12
Israel Discount Bank Limited	4	25
Mizrahi Tefahot Bank Ltd	—	20
Nice Ltd (b)	—	29
Teva Pharmaceutical Industries Ltd (b)	3	50
		278
United Arab Emirates 0.0%
Emaar Properties (P.J.S.C)	62	225
Peru 0.0%
Credicorp Ltd.	1	210
Qatar 0.0%
Qatar National Bank (Q.P.S.C.)	46	202
Portugal 0.0%
EDP Renovaveis, S.A.	1	6
EDP, S.A. (f)	8	28
Galp Energia, SGPS, S.A. - Class B	1	22
Jeronimo Martins, SGPS, S.A.	6	128
		184
Colombia 0.0%
Ecopetrol S.A. - ADR (f)	15	152
Austria 0.0%
Andritz AG (f)	—	11
BAWAG Group AG (d) (f)	—	24
Erste Group Bank AG	1	62
EVN AG	—	2
OMV Aktiengesellschaft	—	20
Raiffeisen Bank International AG	—	11
Telekom Austria Aktiengesellschaft	—	4
Verbund AG	—	14
		148
Philippines 0.0%
Bank of The Philippine Islands	50	115
Kazakhstan 0.0%
Joint Stock Company Kaspi.Kz - ADR (d)	1	109
Panama 0.0%
Copa Holdings, S.A. - Class A	1	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
New Zealand 0.0%
Auckland International Airport Limited	4	20
Fisher & Paykel Healthcare Corporation Limited	2	30
Mercury NZ Limited	2	6
Meridian Energy Limited	4	11
		67
Luxembourg 0.0%
ArcelorMittal	1	38
Tenaris S.A.	1	22
		60
Macau 0.0%
Galaxy Entertainment Group Limited	7	27
Sands China Ltd.	6	13
		40
Chile 0.0%
Antofagasta PLC	1	21
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	1	—
Public Joint-Stock Company Severstal - GDR (b) (c) (d)	15	—
Total Common Stocks (cost $456,463)		421,746
CORPORATE BONDS AND NOTES 33.6%
United States of America 28.1%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (g)	511	519
Acrisure, LLC
4.25%, 02/15/29 (g)	985	921
AdaptHealth LLC
4.63%, 08/01/29 (g)	779	709
Adient Global Holdings Ltd
7.00%, 04/15/28 (g)	257	257
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (g)	944	827
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (f) (g)	657	611
Allegiant Travel Company
7.25%, 08/15/27 (g)	883	856
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (g)	540	521
6.75%, 04/15/28 (g)	1,019	1,023
Allied Universal Holdco LLC
4.63%, 06/01/28 (g)	1,277	1,210
Alta Equipment Group Inc.
9.00%, 06/01/29 (f) (g)	897	785
AMC Networks, Inc.
10.25%, 01/15/29 (g)	1,000	1,036
American Airlines, Inc.
5.50%, 04/20/26 (g)	294	293
7.25%, 02/15/28 (g)	1,114	1,108
5.75%, 04/20/29 (g)	1,223	1,196
8.50%, 05/15/29 (g)	863	876
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (f)	956	824
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (g)	249	238
American Express Company
3.95%, 08/01/25	102	102
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (g)	706	726
AmWINS Group, Inc.
6.38%, 02/15/29 (g)	206	208
4.88%, 06/30/29 (g)	85	80
ANGI Group, LLC
3.88%, 08/15/28 (g)	504	458
Antero Resources Corporation
5.38%, 03/01/30 (g)	700	689
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (g)	964	950
Arches Buyer Inc.
4.25%, 06/01/28 (g)	711	649
Archrock Partners, L.P.
6.25%, 04/01/28 (g)	229	229
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (g)	1,131	1,014
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (g)	855	871
ASGN Incorporated
4.63%, 05/15/28 (g)	625	597
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (g)	315	298
Avantor, Inc.
4.63%, 07/15/28 (g)	808	780
Avis Budget Car Rental, LLC
4.75%, 04/01/28 (f) (g)	649	594
5.38%, 03/01/29 (g)	482	434
Axalta Coating Systems, LLC
4.75%, 06/15/27 (g)	774	761
3.38%, 02/15/29 (g)	358	328
B&G Foods, Inc.
5.25%, 09/15/27 (f)	239	224
8.00%, 09/15/28 (g)	613	616
Ball Corporation
6.88%, 03/15/28	981	1,002
6.00%, 06/15/29	447	453
Bausch + Lomb Corporation
8.38%, 10/01/28 (g)	1,085	1,124
Bausch Health Companies Inc.
6.13%, 02/01/27 (g)	1,301	1,319
11.00%, 09/30/28 (g)	82	78
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (g)	22	22
Big River Steel LLC
6.63%, 01/31/29 (g)	81	81
Biogen Inc.
4.05%, 09/15/25	100	100
Block, Inc.
2.75%, 06/01/26	1,117	1,084
Boyd Gaming Corporation
4.75%, 12/01/27	495	485
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (g)	422	404
Buckeye Partners, L.P.
4.50%, 03/01/28 (g)	454	436
6.88%, 07/01/29 (g)	54	55
Bunge Limited Finance Corp.
1.63%, 08/17/25	125	124
Caesars Entertainment, Inc.
4.63%, 10/15/29 (g)	1,101	1,011
7.00%, 02/15/30 (g)	912	923
California Resources Corporation
8.25%, 06/15/29 (g)	437	444
Calpine Corporation
4.50%, 02/15/28 (g)	499	484
5.13%, 03/15/28 (g)	435	428
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (g)	632	631
Carnival Corporation
7.63%, 03/01/26 (g)	798	798
5.75%, 03/01/27 (g)	1,303	1,304
6.00%, 05/01/29 (g)	1,268	1,260
CCO Holdings, LLC
6.38%, 09/01/29 (g)	1,253	1,250
Celanese US Holdings LLC
6.42%, 07/15/27 (h) (i)	782	795
6.58%, 07/15/29 (h) (i)	791	817
Central Parent Inc.
7.25%, 06/15/29 (g)	775	672
8.00%, 06/15/29 (g)	578	507
Century Communities, Inc.
3.88%, 08/15/29 (g) (i)	362	325
Champions Financing Inc.
8.75%, 02/15/29 (f) (g)	928	831
Charles River Laboratories International, Inc.
3.75%, 03/15/29 (g)	266	245
Charter Communications Operating, LLC
6.65%, 02/01/34	50	52

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
6.38%, 10/23/35	650	658
Chemours Company, The
5.75%, 11/15/28 (g)	839	776
Chevron Phillips Chemical Company LLC
3.40%, 12/01/26 (g)	52	51
Cinemark USA, Inc.
5.25%, 07/15/28 (g)	996	967
Citigroup Inc.
4.54%, 09/19/30	410	404
Civitas Resources, Inc.
8.38%, 07/01/28 (g)	945	976
Clarios Global LP
6.75%, 05/15/28 - 02/15/30 (g)	1,287	1,305
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (g)	418	388
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	62	60
7.75%, 04/15/28 (g)	481	413
9.00%, 09/15/28 (g)	572	589
Clearway Energy Operating LLC
4.75%, 03/15/28 (g)	639	619
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (g)	1,037	1,016
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	1,301	1,265
CNX Resources Corporation
6.00%, 01/15/29 (g)	604	596
Cogent Communications Group, LLC
3.50%, 05/01/26 (g)	871	850
Coinbase Global, Inc.
3.38%, 10/01/28 (g)	588	532
Commscope Finance LLC
8.25%, 03/01/27 (g)	496	469
CommScope, LLC.
4.75%, 09/01/29 (g)	924	821
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	1,281	1,224
8.00%, 12/15/27 (g)	452	448
Compass Minerals International, Inc.
6.75%, 12/01/27 (g)	372	357
Comstock Resources, Inc.
6.75%, 03/01/29 (g)	1,145	1,119
Consolidated Communications, Inc.
6.50%, 10/01/28 (g)	982	950
CoreLogic, Inc.
4.50%, 05/01/28 (g)	122	114
Cornerstone Building Brands, Inc.
9.50%, 08/15/29 (g)	648	539
Credit Acceptance Corporation
9.25%, 12/15/28 (g)	375	397
Crescent Energy Finance LLC
9.25%, 02/15/28 (g)	672	699
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,031	949
CSC Holdings, LLC
11.25%, 05/15/28 (g)	973	946
11.75%, 01/31/29 (g)	1,007	976
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (g)	921	923
CVR Energy, Inc.
8.50%, 01/15/29 (g)	554	532
CVR Partners, LP
6.13%, 06/15/28 (g)	196	190
Dealer Tire, LLC
8.00%, 02/01/28 (g)	256	249
Delek Logistics Partners, LP
8.63%, 03/15/29 (g)	944	978
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	632	657
DIRECTV Financing, LLC
5.88%, 08/15/27 (g)	1,356	1,315
8.88%, 02/01/30 (g)	1,287	1,228
DISH DBS Corporation
5.25%, 12/01/26 (g)	1,419	1,304
7.38%, 07/01/28	951	676
DISH Network Corporation
11.75%, 11/15/27 (g)	1,147	1,209
DT Midstream, Inc.
4.13%, 06/15/29 (g)	1,179	1,110
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (g)	750	731
Dycom Industries, Inc.
4.50%, 04/15/29 (g)	133	124
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	454	462
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (g)	369	362
Edison International
8.13%, 06/15/53	127	124
Elastic N.V.
4.13%, 07/15/29 (g)	156	146
Eldorado Resorts, Inc.
8.13%, 07/01/27 (g)	393	395
Element Solutions Inc.
3.88%, 09/01/28 (g)	473	445
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (g)	729	740
Encore Capital Group, Inc.
9.25%, 04/01/29 (g) (j)	722	753
Energizer Holdings, Inc.
4.75%, 06/15/28 (g)	308	294
4.38%, 03/31/29 (g)	474	441
Energy Transfer LP
7.13%, 10/01/54	150	152
Enlink Midstream, LLC
5.38%, 06/01/29	500	507
6.50%, 09/01/30 (g)	200	212
Entertainment Studios, Inc.
10.50%, 02/15/28 (g)	145	51
EQM Midstream Partners, LP
7.50%, 06/01/27 (g)	341	348
4.50%, 01/15/29 (g)	987	956
Equipmentshare.Com Inc
9.00%, 05/15/28 (g)	1,074	1,112
Fair Isaac Corporation
4.00%, 06/15/28 (g)	652	621
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (g)	44	44
Fertitta Entertainment LLC
4.63%, 01/15/29 (g)	1,088	1,003
Five Point Operating Company, LP
10.50%, 01/15/28 (g) (h)	250	255
Ford Motor Company
3.25%, 02/12/32	150	124
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (g)	281	275
Freedom Mortgage Corporation
7.63%, 05/01/26 (g)	1,098	1,099
6.63%, 01/15/27 (g)	725	722
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (g)	238	242
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	530	530
5.00%, 05/01/28 (g)	1,365	1,348
FTAI Infra Escrow Holdings, LLC
10.50%, 06/01/27 (g)	61	64
GCI, LLC
4.75%, 10/15/28 (g)	940	868
Gen Digital Inc.
6.75%, 09/30/27 (g)	1,028	1,041
General Motors Financial Company, Inc.
5.25%, 03/01/26	100	100
Genesis Energy, L.P.
8.00%, 01/15/27	83	85
7.75%, 02/01/28	778	786
8.25%, 01/15/29	46	47
GEO Group, Inc., The
8.63%, 04/15/29	191	201

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Global Atlantic Financial Company
4.70%, 10/15/51 (g)	160	154
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (g)	562	528
Goldman Sachs Bank USA
5.09%, (SOFR + 0.77%), 03/18/27 (g) (k)	160	160
Gray Media, Inc.
10.50%, 07/15/29 (g)	1,191	1,244
Griffon Corporation
5.75%, 03/01/28	623	609
Group 1 Automotive, Inc.
4.00%, 08/15/28 (g)	905	851
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (f) (g)	118	96
H&E Equipment Services, Inc.
3.88%, 12/15/28 (g)	1,214	1,211
Harvest Midstream I, L.P.
7.50%, 09/01/28 (g)	899	909
Heartland Dental, LLC
10.50%, 04/30/28 (g)	907	953
Helios Software Holdings, Inc.
8.75%, 05/01/29 (g)	325	323
Herbalife International, Inc.
12.25%, 04/15/29 (g)	1,135	1,226
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (g)	1,171	1,057
Hess Infrastructure Partners LP
5.88%, 03/01/28 (g)	364	366
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (g)	927	897
Hillenbrand, Inc.
6.25%, 02/15/29	827	830
Hilton Domestic Operating Company Inc.
5.75%, 05/01/28 (g)	514	513
3.75%, 05/01/29 (g)	73	68
Hologic, Inc.
3.25%, 02/15/29 (g)	21	19
Home Point Capital Inc.
5.00%, 02/01/26 (g)	149	148
Howard Hughes Corporation, The
4.13%, 02/01/29 (g)	694	635
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (g)	195	203
Icahn Enterprises L.P.
5.25%, 05/15/27	1,140	1,085
4.38%, 02/01/29	456	381
Imola Merger Corporation
4.75%, 05/15/29 (g)	1,128	1,071
Ingevity Corporation
3.88%, 11/01/28 (g)	100	93
International Game Technology PLC
4.13%, 04/15/26 (g)	1,281	1,265
Iron Mountain Incorporated
5.00%, 07/15/28 (g)	786	762
ITT Holdings LLC
6.50%, 08/01/29 (g)	610	563
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (g)	876	841
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (g)	1,324	1,258
Jefferies Finance LLC
5.00%, 08/15/28 (g)	976	919
Kaiser Aluminum Corporation
4.63%, 03/01/28 (g)	37	35
KeHE Distributors, LLC
9.00%, 02/15/29 (g)	986	1,015
KeyCorp
6.40%, 03/06/35	700	739
Kinetik Holdings LP
6.63%, 12/15/28 (g)	750	762
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (g)	113	110
Labl, Inc.
5.88%, 11/01/28 (g)	566	445
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (g)	943	918
Lamar Media Corp.
3.75%, 02/15/28	945	899
Lamb Weston Holdings, Inc.
4.13%, 01/31/30 (g)	26	24
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (g)	1,072	1,005
Level 3 Financing, Inc.
10.50%, 04/15/29 (g)	1,156	1,279
11.00%, 11/15/29 (g)	274	306
Light and Wonder International, Inc.
7.00%, 05/15/28 (g)	598	598
Lithia Motors, Inc.
3.88%, 06/01/29 (g)	578	530
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (g)	626	611
3.75%, 01/15/28 (g)	849	811
Madison IAQ LLC
4.13%, 06/30/28 (g)	922	870
Magic Mergeco, Inc.
5.25%, 05/01/28 (g)	783	539
Mallinckrodt International Finance S.A.
14.75%, 11/14/28 (g)	149	156
Matador Resources Company
6.88%, 04/15/28 (g)	158	160
Match Group Holdings II, LLC
4.63%, 06/01/28 (g)	883	847
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (g)	1,216	1,192
9.25%, 04/15/27 (g)	351	331
Medline Borrower, LP
6.25%, 04/01/29 (g)	1,256	1,273
MGM Resorts International
4.75%, 10/15/28	383	369
Midcap Financial Issuer Trust
6.50%, 05/01/28 (g)	561	539
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (g)	696	654
Millennium Escrow Corporation
6.63%, 08/01/26 (f) (g)	332	237
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (g)	634	634
Molina Healthcare, Inc.
4.38%, 06/15/28 (g)	1,030	982
MOOG Inc.
4.25%, 12/15/27 (g)	543	523
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	1,368	1,278
5.25%, 10/01/29 (g)	1,296	1,244
MVC Acquisition Corp.
5.75%, 08/01/28 (g)	1,092	1,066
Nabors Industries, Inc.
7.38%, 05/15/27 (g)	579	571
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	1,000	1,000
5.50%, 08/15/28 (g)	230	228
Navient Corporation
4.88%, 03/15/28	503	480
5.50%, 03/15/29	723	684
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (g)	1,319	1,316
8.13%, 01/15/29 (g)	497	523
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (g)	72	78
Necessity Retail Reit, Inc., The
4.50%, 09/30/28 (g)	892	840
Neptune BidCo US Inc.
9.29%, 04/15/29 (g)	1,361	1,180
NESCO Holdings II, Inc.
5.50%, 04/15/29 (g)	1,088	1,005
Newell Brands Inc.
6.38%, 09/15/27	828	833
6.63%, 09/15/29	248	248

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (g)	320	227
News Corporation
3.88%, 05/15/29 (g)	177	167
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f) (g)	1,126	1,054
NFE Fing LLC
12.00%, 11/15/29 (g)	1,091	919
NGL Energy Operating LLC
8.13%, 02/15/29 (g)	414	417
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (g)	1,252	1,188
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (g)	884	886
Novelis Corporation
3.25%, 11/15/26 (g)	1,041	1,008
6.88%, 01/30/30 (g)	298	301
Olympus Water US Holding Corporation
4.25%, 10/01/28 (g)	1,188	1,098
ON Semiconductor Corporation
3.88%, 09/01/28 (g)	986	922
OneMain Finance Corporation
3.50%, 01/15/27	1,308	1,254
3.88%, 09/15/28	460	426
9.00%, 01/15/29	219	230
6.63%, 05/15/29	126	126
Organon & Co.
4.13%, 04/30/28 (g)	1,236	1,155
Osaic Holdings, Inc.
6.25%, 03/01/28 (g)	248	244
Outfront Media Capital Corporation
4.25%, 01/15/29 (g)	616	571
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (g)	426	424
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (g)	212	217
Paramount Global
6.38%, 03/30/62	619	604
Park Intermediate Holdings LLC
5.88%, 10/01/28 (g)	671	655
PBF Holding Company LLC
6.00%, 02/15/28	1,024	953
Pearl Merger Sub Inc.
6.75%, 10/01/28 (g)	794	720
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (g)	337	336
4.25%, 02/15/29 (g)	46	43
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (g)	125	122
PetSmart, LLC
4.75%, 02/15/28 (g)	1,095	1,024
7.75%, 02/15/29 (g)	751	690
PG&E Corporation
5.00%, 07/01/28	586	571
Phinia Inc.
6.75%, 04/15/29 (g)	850	861
Pike Corporation
5.50%, 09/01/28 (g)	341	330
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (g)	1,229	1,164
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (g)	853	809
6.25%, 01/15/28 (g)	263	263
Primo Water Holdings Inc.
4.38%, 04/30/29 (g)	39	37
PTC Inc.
4.00%, 02/15/28 (g)	248	238
QVC, Inc.
6.88%, 04/15/29 (f) (g)	503	344
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (g)	1,104	1,095
Radiate HoldCo, LLC
4.50%, 09/15/26 (g)	1,000	856
Rand Parent LLC
8.50%, 02/15/30 (f) (g)	260	257
Realty Income Corporation
4.88%, 07/06/30, EUR	500	571
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (g)	1,037	1,047
RHP Hotel Properties, LP
4.75%, 10/15/27	92	90
RITHM Capital Corp.
8.00%, 04/01/29 (g)	245	244
Rocket Mortgage, LLC
2.88%, 10/15/26 (g)	999	959
3.63%, 03/01/29 (g)	550	507
Rocket Software, Inc.
9.00%, 11/28/28 (g)	970	1,000
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (g)	976	962
5.50%, 08/31/26 (g)	895	895
5.38%, 07/15/27 (g)	726	723
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	127	128
Sabre GLBL Inc.
8.63%, 06/01/27 (g)	1,200	1,187
11.25%, 12/15/27 (g)	93	99
Safeway Inc.
4.63%, 01/15/27 (g)	1,029	1,014
3.50%, 03/15/29 (g)	975	898
SBA Communications Corporation
3.88%, 02/15/27	161	157
3.13%, 02/01/29	1,380	1,259
Scih Salt Holdings Inc.
4.88%, 05/01/28 (g)	1,073	1,020
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (g)	898	884
Scripps Escrow II, Inc.
3.88%, 01/15/29 (g)	775	610
Sealed Air Corporation
6.13%, 02/01/28 (g)	988	988
Sensata Technologies B.V.
4.00%, 04/15/29 (g)	953	876
Shutterfly, LLC
8.50%, 10/01/26 (g)	34	17
Silgan Holdings Inc.
4.13%, 02/01/28	283	271
Simmons Foods, Inc.
4.63%, 03/01/29 (g)	304	282
Sirius XM Radio Inc.
3.13%, 09/01/26 (g)	690	669
4.00%, 07/15/28 (g)	1,377	1,283
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (g)	190	196
SLM Corporation
3.13%, 11/02/26	10	10
6.50%, 01/31/30	1,055	1,082
SM Energy Company
6.75%, 08/01/29 (g)	562	554
Somnigroup International Inc.
4.00%, 04/15/29 (g)	1,044	970
Sonic Automotive, Inc.
4.63%, 11/15/29 (g)	520	478
Southern Power Company
1.85%, 06/20/26, EUR	650	696
Southwestern Energy Company
5.38%, 02/01/29	366	366
Spectrum Management Holding Company, LLC
5.50%, 09/01/41	800	694
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (g)	745	723
Staples, Inc.
10.75%, 09/01/29 (g)	1,322	1,196
Star Leasing Company, LLC
7.63%, 02/15/30 (g)	581	559
Starwood Property Trust, Inc.
4.38%, 01/15/27 (g)	374	363
7.25%, 04/01/29 (g)	366	376
Station Casinos LLC
4.50%, 02/15/28 (g)	655	628

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Sunoco LP
7.00%, 09/15/28 - 05/01/29 (g)	328	336
4.50%, 05/15/29	1,309	1,240
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (g)	955	959
TEGNA Inc.
4.63%, 03/15/28	913	867
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	1,125	1,085
6.13%, 10/01/28	468	466
4.25%, 06/01/29	460	434
4.38%, 01/15/30	100	94
Tenneco Inc.
8.00%, 11/17/28 (g)	1,403	1,338
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	1,058	982
Thor Industries, Inc.
4.00%, 10/15/29 (g)	910	821
TransDigm Inc.
5.50%, 11/15/27	1,258	1,244
6.75%, 08/15/28 (g)	1,247	1,266
4.63%, 01/15/29	1,323	1,258
6.38%, 03/01/29 (g)	1,249	1,262
Transocean Inc
8.00%, 02/01/27 (g)	152	151
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (g)	1,065	1,088
Travel + Leisure Co.
6.63%, 07/31/26 (g)	957	965
Trinet Group, Inc.
3.50%, 03/01/29 (g)	813	737
Triumph Group, Inc.
9.00%, 03/15/28 (g)	931	980
Tronox Incorporated
4.63%, 03/15/29 (f) (g)	1,195	1,020
TTM Technologies, Inc.
4.00%, 03/01/29 (g)	337	310
Twilio Inc.
3.63%, 03/15/29	903	838
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (g)	1,071	1,068
U.S. Foods Inc.
6.88%, 09/15/28 (g)	457	470
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (g)	1,194	1,175
4.63%, 04/15/29 (g)	1,320	1,249
United Rentals (North America), Inc.
3.88%, 11/15/27	646	624
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (g)	154	154
5.75%, 06/15/27 (g)	815	801
Uniti Group Inc.
10.50%, 02/15/28 (g)	1,142	1,214
4.75%, 04/15/28 (g)	1,096	1,048
Univision Communications Inc.
6.63%, 06/01/27 (g)	1,209	1,198
8.00%, 08/15/28 (g)	584	586
4.50%, 05/01/29 (g)	722	638
Urban One, Inc.
7.38%, 02/01/28 (g)	404	208
USA Compression Finance Corp.
7.13%, 03/15/29 (g)	54	55
UWM Holdings Corporation
6.63%, 02/01/30 (g)	449	445
V.F. Corporation
2.80%, 04/23/27	482	456
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (g)	19	18
6.25%, 01/15/30 (g)	365	370
Venture Global LNG, Inc.
8.13%, 06/01/28 (g)	1,211	1,237
9.50%, 02/01/29 (g)	1,137	1,219
7.00%, 01/15/30 (g)	1,000	985
Victoria's Secret & Co.
4.63%, 07/15/29 (f) (g)	971	852
Viking Cruises Limited
7.00%, 02/15/29 (g)	249	250
W. R. Grace Holdings LLC
4.88%, 06/15/27 (g)	273	264
5.63%, 08/15/29 (g)	576	496
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29 (f)	975	995
Warnermedia Holdings, Inc.
4.30%, 01/17/30, EUR	650	705
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (g)	1,020	1,011
Wayfair LLC
7.25%, 10/31/29 (g)	982	944
Wesco Aircraft Holdings, Inc.
0.00%, 11/15/26 (b) (g) (l)	68	29
Wesco Distribution, Inc.
7.25%, 06/15/28 (g)	1,057	1,071
6.38%, 03/15/29 (g)	413	418
Western Alliance Bancorporation
3.00%, 06/15/31	502	472
Westlake Corporation
1.63%, 07/17/29, EUR	450	451
Williams Scotsman International, Inc.
4.63%, 08/15/28 (g)	616	597
Williams Scotsman, Inc.
6.63%, 06/15/29 (g)	91	92
WPC Eurobond B.V.
1.35%, 04/15/28, EUR	650	666
0.95%, 06/01/30, EUR	100	94
Xerox Holdings Corporation
5.50%, 08/15/28 (g)	1,362	957
XPLR Infrastructure Operating Partners, LP
3.88%, 10/15/26 (g)	523	503
7.25%, 01/15/29 (f) (g)	473	466
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	1,343	1,225
ZoomInfo Technologies LLC
3.88%, 02/01/29 (g)	518	475
		247,150
Canada 1.3%
Air Canada
3.88%, 08/15/26 (g)	26	25
Corporation De Securite Garda World
4.63%, 02/15/27 (g)	155	151
Enbridge Inc.
5.50%, 07/15/77 (j)	150	145
7.38%, 01/15/83 (j)	350	357
GFL Environmental Inc.
4.00%, 08/01/28 (g)	725	689
3.50%, 09/01/28 (g)	1,248	1,179
Mattamy Homes Limited
5.25%, 12/15/27 (g)	58	56
Methanex Corporation
5.13%, 10/15/27	106	104
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (d)	2,000	2,158
1.13%, 05/15/26, GBP (d)	2,700	3,365
1.10%, 10/19/27, CAD (g)	297	198
4.25%, 04/25/28 (g)	1,067	1,069
0.10%, 05/19/28, EUR (d)	875	876
Strathcona Resources Ltd.
6.88%, 08/01/26 (g)	122	122
Toronto-Dominion Bank, The
3.19%, 02/16/29, EUR (d)	1,000	1,101
		11,595
Germany 0.9%
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	750	721
Heidelberg Materials Finance Luxembourg S.A.
4.88%, 11/21/33, EUR (d)	50	58
KfW
2.88%, 05/29/26, EUR (d)	750	817

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
3.20%, 09/11/26, AUD	880	544
0.00%, 03/31/27, EUR (d) (m)	2,360	2,443
2.38%, 08/05/27, EUR (d)	400	434
3.13%, 10/10/28, EUR (d)	730	808
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (g)	306	301
TRATON Finance Luxembourg S.A.
3.75%, 03/27/30, EUR (d)	600	654
Volkswagen International Finance N.V.
4.38%, 05/15/30, EUR (d)	500	557
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
4.00%, 04/11/31, EUR (d)	50	55
Vonovia SE
2.25%, 04/07/30, EUR (d)	100	102
1.00%, 07/09/30, EUR (d)	600	574
		8,068
Italy 0.5%
Autostrade per l'italia S.P.A.
5.13%, 06/14/33, EUR (d)	600	688
Banca Monte dei Paschi di Siena S.p.A.
3.50%, 04/23/29, EUR (d)	700	777
Banco BPM Societa' Per Azioni
4.63%, 11/29/27, EUR (d)	600	677
Credito Emiliano SpA
3.25%, 04/18/29, EUR (d)	600	657
ENEL - SPA
6.38%, (100, 04/16/28), EUR (d) (n)	100	115
Intesa Sanpaolo SPA
4.88%, 05/19/30, EUR (d)	100	116
5.13%, 08/29/31, EUR (d)	500	588
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
4.45%, 02/16/29, EUR (d)	650	727
		4,345
United Kingdom 0.4%
Avianca MidCo 2 PLC
9.63%, 02/14/30 (g)	335	310
Barclays PLC
4.51%, 01/31/33, EUR (d)	850	947
Cadent Finance PLC
0.63%, 03/19/30, EUR (d)	400	377
Santander UK Group Holdings PLC
1.53%, 08/21/26 (j)	200	197
TSB Bank PLC
3.32%, 03/05/29, EUR (d)	1,400	1,546
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	21
		3,398
South Korea 0.4%
Export-Import Bank of Korea, The
0.75%, 09/21/25	1,618	1,590
2.63%, 05/26/26	1,050	1,030
Korea Electric Power Corp
0.75%, 01/27/26 (g)	755	732
		3,352
France 0.3%
Alstom
0.13%, 07/27/27, EUR (d)	700	713
Altice Financing S.A.
5.00%, 01/15/28 (g)	250	187
BPCE SFH
3.38%, 03/13/29, EUR (d)	600	664
Dexia
1.25%, 10/27/25, EUR (d)	1,000	1,074
		2,638
Switzerland 0.3%
Credit Suisse Group AG
7.75%, 03/01/29, EUR (d) (j)	550	669
UBS Switzerland AG
3.30%, 03/05/29, EUR (d)	1,500	1,653
		2,322
Ireland 0.2%
AIB Group Public Limited Company
4.63%, 07/23/29, EUR (d)	600	677
Avolon Holdings Funding Limited
4.25%, 04/15/26 (g)	50	50
3.25%, 02/15/27 (g)	700	679
Bank of Ireland Group Public Limited Company
5.00%, 07/04/31, EUR (d)	600	692
		2,098
Australia 0.2%
Macquarie Group Limited
5.11%, 08/09/26 (g)	125	125
National Australia Bank Limited
3.15%, 02/05/31, EUR (d)	700	765
Woolworths Group Limited
0.38%, 11/15/28, EUR (d)	750	730
		1,620
Spain 0.2%
Banco de Sabadell, S.A.
4.25%, 09/13/30, EUR (d) (f)	600	675
CaixaBank, S.A.
5.00%, 07/19/29, EUR (d)	600	687
		1,362
Portugal 0.2%
Banco Santander Totta, S.A.
3.25%, 02/15/31, EUR (d)	1,200	1,321
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (d)	250	246
1.63%, 08/02/31 (f) (g)	1,151	987
		1,233
Netherlands 0.1%
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	284
Viterra Finance B.V.
1.00%, 09/24/28, EUR (d)	750	756
		1,040
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (d)	960	1,030
Puerto Rico 0.1%
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (g)	706	596
5.13%, 07/15/29 (f) (g)	323	237
		833
Mexico 0.1%
Petroleos Mexicanos
6.70%, 02/16/32	800	704
Denmark 0.1%
Danske Bank A/S
4.50%, 11/09/28, EUR (d)	600	675
Multi-National 0.0%
Inter-American Development Bank
4.40%, 01/26/26, CAD	490	345
Israel 0.0%
Playtika Holding Corp.
4.25%, 03/15/29 (g)	284	251
Total Corporate Bonds And Notes (cost $294,854)		295,380
GOVERNMENT AND AGENCY OBLIGATIONS 10.3%
United States of America 1.7%
Federal Home Loan Mortgage Corporation
5.50%, 12/01/52 - 05/01/53	1,674	1,677
6.00%, 01/01/53 - 10/01/54	1,551	1,584
Federal National Mortgage Association, Inc.
5.00%, 11/01/53	2,980	2,927
Treasury, United States Department of
4.25%, 01/31/26 (a)	8,574	8,582
3.38%, 09/15/27	100	99
		14,869

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Japan 1.4%
Cabinet Office, Government of Japan
0.10%, 03/20/31, JPY	157,700	988
0.50%, 03/20/33 - 12/20/38, JPY	109,850	684
0.70%, 03/20/37, JPY	183,850	1,095
0.60%, 12/20/37 - 09/20/50, JPY	99,350	497
0.40%, 03/20/39 - 03/20/50, JPY	66,250	287
0.30%, 06/20/39 - 06/20/46, JPY	223,850	1,018
2.00%, 09/20/40 - 03/20/42, JPY	92,950	619
2.20%, 03/20/41 - 03/20/50, JPY	116,850	761
1.90%, 09/20/42, JPY	126,550	820
1.80%, 03/20/43, JPY	51,050	324
1.70%, 12/20/43 - 06/20/44, JPY	121,950	755
1.60%, 06/20/45, JPY	58,800	353
0.80%, 06/20/47 - 03/20/58, JPY	59,050	251
1.00%, 03/20/52, JPY	215,750	1,031
2.10%, 09/20/54, JPY	195,550	1,202
1.40%, 03/20/55, JPY	33,000	170
Japan Bank For International Cooperation
4.25%, 01/26/26	688	687
1.63%, 01/20/27	272	260
		11,802
United Kingdom 1.1%
HM Treasury
0.50%, 01/31/29, GBP	1,900	2,147
0.38%, 10/22/30, GBP (d)	1,190	1,251
3.25%, 01/31/33, GBP	235	278
0.88%, 07/31/33, GBP (d)	1,800	1,741
4.50%, 09/07/34 - 12/07/42, GBP (d)	435	529
1.75%, 09/07/37, GBP (d)	425	393
1.13%, 01/31/39 - 10/22/73, GBP (d)	272	193
4.25%, 09/07/39 - 12/07/55, GBP (d)	698	814
1.25%, 10/22/41, GBP	193	145
4.25%, 12/07/46 - 12/07/49, GBP	385	432
1.25%, 07/31/51, GBP (d)	463	263
3.75%, 07/22/52 - 10/22/53, GBP (d)	967	976
1.75%, 07/22/57, GBP (d)	272	165
0.50%, 10/22/61, GBP (d)	330	117
4.00%, 10/22/63, GBP (d)	230	237
3.50%, 07/22/68, GBP (d)	254	235
		9,916
Canada 0.9%
Canada, Government of
1.00%, 06/01/27, CAD	190	128
1.50%, 06/01/31 - 12/01/31, CAD	1,254	810
3.00%, 06/01/34, CAD	5,560	3,879
4.00%, 06/01/41, CAD	323	247
2.75%, 12/01/48 - 12/01/64, CAD	711	451
1.75%, 12/01/53, CAD	205	103
CIBC Mellon Trust Company
1.25%, 06/15/26, CAD	140	96
Ontario, Government of
0.01%, 11/25/30, EUR (d)	1,655	1,522
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	28
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	210
2.95%, 06/18/50, CAD	160	89
		7,563
France 0.9%
Gouvernement De France
2.75%, 02/25/29, EUR (d)	30	33
0.00%, 11/25/29, EUR (d) (m)	45	43
2.75%, 02/25/30, EUR	2,110	2,282
2.00%, 05/25/48, EUR (d)	38	29
1.50%, 05/25/50, EUR (d)	110	73
0.75%, 05/25/52, EUR (d)	470	239
0.75%, 05/25/53, EUR	170	84
3.00%, 05/25/54, EUR (g)	350	310
1.75%, 05/25/66, EUR (d)	267	159
Republique Francaise Presidence
4.75%, 04/25/35, EUR (d)	2,480	2,980
1.75%, 06/25/39, EUR (d)	1,272	1,085
0.50%, 05/25/40, EUR (d)	330	224
		7,541
Spain 0.8%
Estado Espanol
2.15%, 10/31/25, EUR (d)	20	22
1.95%, 04/30/26, EUR (d)	3	3
1.30%, 10/31/26, EUR	30	32
1.50%, 04/30/27, EUR	10	11
2.50%, 05/31/27, EUR	20	22
1.40%, 07/30/28, EUR (d)	40	42
1.45%, 04/30/29 - 10/31/71, EUR	85	47
0.80%, 07/30/29, EUR	30	30
1.25%, 10/31/30, EUR (d)	304	303
2.55%, 10/31/32, EUR	493	515
3.15%, 04/30/33, EUR (g)	663	718
3.55%, 10/31/33, EUR (g)	496	550
1.85%, 07/30/35, EUR	117	110
4.20%, 01/31/37, EUR (d)	261	301
3.90%, 07/30/39, EUR (g)	520	573
1.00%, 07/30/42, EUR	251	175
2.90%, 10/31/46, EUR (d)	310	285
4.00%, 10/31/54, EUR (g)	3,010	3,181
3.45%, 07/30/66, EUR	14	13
		6,933
Italy 0.8%
Segretariato Generale Della Presidenza Della Repubblica
1.85%, 07/01/25, EUR (d)	3	3
7.25%, 11/01/26, EUR (d)	30	35
0.85%, 01/15/27, EUR	20	21
1.10%, 04/01/27, EUR	40	42
3.85%, 12/15/29 - 02/01/35, EUR	2,690	2,930
0.90%, 04/01/31, EUR (d)	200	190
4.00%, 10/30/31, EUR (g)	1,600	1,812
3.35%, 03/01/35, EUR (d)	150	157
2.25%, 09/01/36, EUR (d)	408	376
4.00%, 02/01/37, EUR (d)	522	570
3.25%, 03/01/38, EUR	179	178
3.25%, 09/01/46, EUR (d)	110	101
2.15%, 09/01/52, EUR	250	174
2.15%, 03/01/72, EUR (d)	160	100
		6,689
Thailand 0.5%
Thailand, Kingdom of
2.80%, 06/17/34, THB	139,260	4,384
Mexico 0.4%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	295
7.75%, 05/29/31, MXN	48,000	2,206
4.75%, 04/27/32	395	369
6.75%, 09/27/34	550	577
6.35%, 02/09/35	400	402
		3,849
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (g)	733	736
2.25%, 02/02/33 (g)	322	265
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (d)	1,060	1,049
3.25%, 10/26/26 (d)	918	903
		2,953
Hungary 0.3%
Sandor-Palota
0.13%, 09/21/28, EUR (g)	257	249
2.13%, 09/22/31 (g)	331	269
5.38%, 09/12/33, EUR (d)	100	113
1.75%, 06/05/35, EUR (d)	100	82
7.00%, 10/24/35, HUF	764,970	2,018
		2,731

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Australia 0.3%
Commonwealth of Australia
3.75%, 05/21/34, AUD (d)	4,220	2,517
1.75%, 06/21/51, AUD (d)	356	117
		2,634
Indonesia 0.2%
The Republic of Indonesia, The Government of
3.88%, 01/15/33, EUR	208	221
6.63%, 02/15/34, IDR	20,580,000	1,206
		1,427
Qatar 0.1%
Qatar, The Amiri Diwan of The State of
3.40%, 04/16/25 (d)	1,180	1,177
Belgium 0.1%
Service Public Federal Chancellerie Du Premier Ministre
0.10%, 06/22/30, EUR (d)	3	3
1.90%, 06/22/38, EUR (d)	304	273
3.75%, 06/22/45, EUR (d)	249	267
1.70%, 06/22/50, EUR	482	338
2.25%, 06/22/57, EUR	93	69
2.15%, 06/22/66, EUR (d)	135	93
0.65%, 06/22/71, EUR	50	18
		1,061
Netherlands 0.1%
Staat der Nederlanden
0.00%, 07/15/30, EUR (g) (m)	30	28
0.00%, 07/15/31 - 01/15/52, EUR (m)	231	116
2.50%, 07/15/34, EUR	50	52
4.00%, 01/15/37, EUR (d)	291	344
0.50%, 01/15/40, EUR	515	385
2.00%, 01/15/54, EUR	110	92
		1,017
South Korea 0.1%
Export-Import Bank of Korea, The
4.88%, 01/11/26	422	424
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (m)	490	523
		947
Denmark 0.1%
Danmarks Nationalbank
1.75%, 11/15/25, DKK (d)	803	116
0.50%, 11/15/27, DKK	1,223	171
0.00%, 11/15/31, DKK (d) (m)	810	101
2.25%, 11/15/33, DKK	560	80
4.50%, 11/15/39, DKK (d)	1,006	175
0.25%, 11/15/52, DKK	605	45
		688
Sweden 0.1%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (d)	1,895	180
2.25%, 06/01/32, SEK (d)	1,525	149
3.50%, 03/30/39, SEK (d)	920	100
		429
Romania 0.1%
Romania, Government of
2.00%, 04/14/33, EUR (g)	455	365
Czech Republic 0.0%
Urad Vlady Ceske Republiky
4.50%, 11/11/32, CZK	8,040	357
South Africa 0.0%
South Africa, Parliament of
4.85%, 09/30/29	300	282
Egypt 0.0%
The Arab Republic of Egypt
5.88%, 02/16/31 (g)	300	246
Chile 0.0%
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	166	178
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	138
Total Government And Agency Obligations (cost $96,120)		90,176
INVESTMENT COMPANIES 4.4%
United States of America 4.4%
iShares MSCI EAFE ETF (f)	1	114
JPMorgan Income ETF (f) (o)	844	38,866
Total Investment Companies (cost $39,240)		38,980
PREFERRED STOCKS 0.2%
Brazil 0.1%
Gerdau S.A.	47	134
Itau Unibanco Holding S.A. (j)	55	306
Petroleo Brasileiro S/A Petrobras. (j)	75	488
		928
Switzerland 0.1%
Chocoladefabriken Lindt & Sprungli AG	—	54
Roche Holding AG	2	661
Schindler Holding AG	—	38
		753
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	13
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	16
Henkel AG & Co. KGaA (e) (j)	—	38
Sartorius Aktiengesellschaft	—	17
Volkswagen Aktiengesellschaft (j)	1	59
		143
Italy 0.0%
Telecom Italia S.p.A.	18	7
Total Preferred Stocks (cost $1,688)		1,831
RIGHTS 0.0%
Belgium 0.0%
Elia Group (b) (f)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 3.0%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 4.20% (o) (p)	17,430	17,430
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.30% (o) (p)	10,556	8,829
Certificates of Deposit 0.0%
Cooperatieve Rabobank U.A.
4.57%, 10/20/25 (p)	250	250
Commercial Paper 0.0%
DNB ASA
5.27%, 05/29/25	246	244
Total Short Term Investments (cost $28,480)		26,753
Total Investments 99.4% (cost $916,845)		874,866
Other Derivative Instruments (0.0)%		(29)
Other Assets and Liabilities, Net 0.6%		4,871
Total Net Assets 100.0%		879,708

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) All or a portion of the security was on loan as of March 31, 2025.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

securities was $223,990 and 25.5% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	16,021	100,441	99,032	210	—	—	17,430	2.0
JNL Government Money Market Fund, 4.30% - Class SL	12,418	106,415	108,277	159	—	(1,727)	8,829	1.0
JPMorgan Income ETF	42,760	—	4,285	601	(55)	446	38,866	4.4
	71,199	206,856	211,594	970	(55)	(1,281)	65,125	7.4

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	147	136	—
AENA, S.M.E., S.A.	04/27/20	40	50	—
AIB Group Public Limited Company, 4.63%, 07/23/29	06/07/24	662	677	0.1
Alibaba Group Holding Limited	12/15/20	2,441	2,223	0.3
Allegro.eu	09/17/21	17	15	—
Alstom, 0.13%, 07/27/27	06/07/24	694	713	0.1
Amadeus IT Holding, S.A.	06/08/20	84	97	—
Amundi	12/17/21	11	14	—
Autostrade per l'italia S.P.A., 5.13%, 06/14/33	06/07/24	675	688	0.1
Banca Monte dei Paschi di Siena S.p.A., 3.50%, 04/23/29	06/10/24	750	777	0.1
Banco BPM Societa' Per Azioni, 4.63%, 11/29/27	06/07/24	660	677	0.1
Banco de Sabadell, S.A., 4.25%, 09/13/30	06/07/24	651	675	0.1
Banco Santander Totta, S.A., 3.25%, 02/15/31	06/10/24	1,283	1,321	0.2
Bank of Ireland Group Public Limited Company, 5.00%, 07/04/31	06/07/24	679	692	0.1
Barclays PLC, 4.51%, 01/31/33	06/07/24	932	947	0.1
BAWAG Group AG	06/08/20	15	24	—
BPCE SFH, 3.38%, 03/13/29	01/07/25	633	664	0.1
Budweiser Brewing Company APAC Limited	12/05/23	7	6	—
Cadent Finance PLC, 0.63%, 03/19/30	06/07/24	368	377	0.1
CaixaBank, S.A., 5.00%, 07/19/29	06/07/24	668	687	0.1
Cellnex Telecom, S.A.	04/16/21	68	61	—
Commonwealth of Australia, 3.75%, 05/21/34	05/31/24	2,671	2,517	0.3
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	175	117	—
Convatec Group PLC	04/27/20	13	16	—
Covestro AG	06/08/20	30	34	—
Credit Suisse Group AG, 7.75%, 03/01/29	06/07/24	655	669	0.1
Credito Emiliano SpA, 3.25%, 04/18/29	01/07/25	628	657	0.1
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	115	116	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	91	101	—
Danmarks Nationalbank, 4.50%, 11/15/39	08/11/21	260	175	—
Danske Bank A/S, 4.50%, 11/09/28	06/07/24	656	675	0.1
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,090	1,030	0.1
Dexia, 1.25%, 10/27/25	07/09/20	1,139	1,074	0.1
Dino Polska Spolka Akcyjna	03/09/22	137	227	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	10/15/24	116	115	—
EQT AB	12/16/22	57	62	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	21	22	—
Estado Espanol, 1.95%, 04/30/26	07/29/22	3	3	—
Estado Espanol, 1.40%, 07/30/28	02/28/23	40	42	—
Estado Espanol, 1.25%, 10/31/30	08/31/23	296	303	—
Estado Espanol, 4.20%, 01/31/37	09/30/22	274	301	—
Estado Espanol, 2.90%, 10/31/46	09/29/23	261	285	—
Evolution AB (publ)	12/03/20	57	41	—
Evraz PLC	11/29/18	5	—	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/08/23	100	160	—
Gouvernement De France, 2.75%, 02/25/29	05/31/24	32	33	—
Gouvernement De France, 0.00%, 11/25/29	07/31/23	43	43	—
Gouvernement De France, 2.00%, 05/25/48	08/11/21	58	29	—
Gouvernement De France, 1.50%, 05/25/50	02/29/24	83	73	—
Gouvernement De France, 0.75%, 05/25/52	11/30/22	294	239	—
Gouvernement De France, 1.75%, 05/25/66	02/21/22	325	159	—
Heidelberg Materials Finance Luxembourg S.A., 4.88%, 11/21/33	06/07/24	57	58	—
HM Treasury, 0.38%, 10/22/30	06/30/23	1,213	1,251	0.2
HM Treasury, 0.88%, 07/31/33	09/29/23	1,709	1,741	0.2
HM Treasury, 4.50%, 09/07/34	03/10/23	97	96	—
HM Treasury, 1.75%, 09/07/37	10/18/22	365	393	0.1
HM Treasury, 1.13%, 01/31/39	10/18/22	153	163	—
HM Treasury, 4.25%, 09/07/39	10/18/22	340	367	0.1
HM Treasury, 4.25%, 12/07/40	10/18/22	224	239	—
HM Treasury, 4.50%, 12/07/42	09/08/23	436	433	0.1
HM Treasury, 1.25%, 07/31/51	12/02/22	351	263	—
HM Treasury, 3.75%, 07/22/52	10/18/22	545	519	0.1
HM Treasury, 3.75%, 10/22/53	01/22/24	477	457	0.1
HM Treasury, 4.25%, 12/07/55	10/18/22	214	208	—
HM Treasury, 1.75%, 07/22/57	08/11/21	365	165	—
HM Treasury, 0.50%, 10/22/61	01/10/23	149	117	—
HM Treasury, 4.00%, 10/22/63	06/30/23	266	237	—
HM Treasury, 3.50%, 07/22/68	05/31/23	262	235	—
HM Treasury, 1.13%, 10/22/73	01/10/23	37	30	—
ICICI Lombard General Insurance Company Limited	01/13/25	75	74	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/18/20	11	11	—
Intesa Sanpaolo SPA, 4.88%, 05/19/30	06/07/24	113	116	—
Intesa Sanpaolo SPA, 5.13%, 08/29/31	06/07/24	576	588	0.1
Joint Stock Company Kaspi.Kz	02/06/25	115	109	—
KfW, 2.88%, 05/29/26	09/08/23	799	817	0.1
KfW, 0.00%, 03/31/27	02/02/23	2,446	2,443	0.3
KfW, 2.38%, 08/05/27	05/16/24	430	434	0.1
KfW, 3.13%, 10/10/28	11/09/23	780	808	0.1
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	8	6	—
Media Group Holdings LLC, 2.00%, 12/31/26	04/28/14	50,938	—	—
Meituan - Class B	09/30/24	342	308	—
National Australia Bank Limited, 3.15%, 02/05/31	06/11/24	746	765	0.1
Nongfu Spring Co., Ltd. - Class H	12/18/24	210	200	—
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,268	2,158	0.3
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,993	3,365	0.4
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,037	876	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,895	1,522	0.2
Orsted A/S	07/16/21	45	24	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	195	180	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	204	149	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	124	100	—
Pirelli & C. S.p.A.	05/09/23	4	5	—
Poste Italiane - Societa' Per Azioni	04/27/20	15	24	—
Public Joint-Stock Company Severstal	12/01/20	243	—	—
Qatar, The Amiri Diwan of The State of, 3.40%, 04/16/25	06/25/20	1,181	1,177	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	03/03/25	2,940	2,980	0.3
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/23	1,164	1,085	0.1
Republique Francaise Presidence, 0.50%, 05/25/40	03/28/24	241	224	—
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	113	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	79	82	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,068	1,049	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	937	903	0.1
Saudi Arabian Oil Company	06/10/24	309	289	—
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	05/31/23	3	3	—
Segretariato Generale Della Presidenza Della Repubblica, 7.25%, 11/01/26	06/30/23	35	35	—
Segretariato Generale Della Presidenza Della Repubblica, 0.90%, 04/01/31	10/31/23	174	190	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Segretariato Generale Della Presidenza Della Repubblica, 3.35%, 03/01/35	02/29/24	155	157	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	392	376	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	11/08/22	524	570	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.25%, 09/01/46	10/31/23	98	101	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	11/30/23	98	100	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	01/07/22	3	3	—
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	01/07/22	312	273	—
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	434	267	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	204	93	—
Siemens Healthineers AG	06/18/21	44	42	—
Staat der Nederlanden, 4.00%, 01/15/37	07/29/22	330	344	—
Syngene International Ltd.	12/10/24	109	89	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	269	246	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	08/14/23	1,090	1,085	0.1
Toronto-Dominion Bank, The, 3.19%, 02/16/29	06/11/24	1,070	1,101	0.1
TRATON Finance Luxembourg S.A., 3.75%, 03/27/30	06/07/24	640	654	0.1
TSB Bank PLC, 3.32%, 03/05/29	06/10/24	1,504	1,546	0.2
UBS Switzerland AG, 3.30%, 03/05/29	06/10/24	1,615	1,653	0.2
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A., 4.45%, 02/16/29	06/07/24	709	727	0.1
Viterra Finance B.V., 1.00%, 09/24/28	06/07/24	734	756	0.1
Volkswagen International Finance N.V., 4.38%, 05/15/30	06/07/24	552	557	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 4.00%, 04/11/31	06/07/24	54	55	—
Vonovia SE, 2.25%, 04/07/30	06/07/24	99	102	—
Vonovia SE, 1.00%, 07/09/30	06/07/24	552	574	0.1
WH Group Limited	06/08/20	18	21	—
Woolworths Group Limited, 0.38%, 11/15/28	06/07/24	715	730	0.1
WuXi Biologics (Cayman) Inc.	06/17/22	41	37	—
Xiaomi Corporation	08/23/24	242	539	0.1
ZTO Express (Cayman) Inc.	03/19/24	145	131	—
		116,073	63,952	7.3

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	118	December 2025	EUR	28,893	5	30
Canada 2 Year Bond	193	June 2025	CAD	20,356	6	54
Canada 5 Year Bond	5	June 2025	CAD	575	—	3
EUR/USD Spot Rate	24	June 2025		3,292	(3)	(33)
Euro BOBL	60	June 2025	EUR	7,050	16	19
Euro Schatz	218	June 2025	EUR	23,303	13	15
Italy Government BTP Bond	37	June 2025	EUR	4,422	7	(80)
Italy Short Term Government BTP Bond	39	June 2025	EUR	4,189	3	3
Japan 10 Year Bond	48	June 2025	JPY	663,498	28	3
Japan 10 Year Bond	7	June 2025	JPY	967,684	47	7
JPY/USD Spot Rate	112	June 2025		9,589	(11)	(182)
Long Gilt	13	June 2025	GBP	1,190	15	3
MSCI EAFE Index	175	June 2025		21,888	(250)	(746)
MSCI Emerging Markets Index	278	June 2025		15,990	(49)	(550)
S&P 500 Index	316	June 2025		90,503	454	(1,182)
United States 10 Year Note	100	June 2025		10,990	2	132
United States 5 Year Note	1,360	July 2025		146,109	(42)	983
					241	(1,521)
Short Contracts
3M EURIBOR	(33)	June 2027	EUR	(8,063)	(3)	(1)
3M EURIBOR	(85)	December 2027	EUR	(20,721)	(8)	(24)
Australia 10 Year Bond	(1)	June 2025	AUD	(112)	(1)	—
Canada 10 Year Bond	(11)	June 2025	CAD	(1,358)	(1)	(5)
Euro Bund	(73)	June 2025	EUR	(9,352)	(41)	(57)
United States 10 Year Note	(77)	June 2025		(8,509)	(1)	(55)
United States 10 Year Ultra Bond	(4)	June 2025		(458)	6	1
United States 2 Year Note	(23)	July 2025		(4,745)	—	(20)
United States Ultra Bond	(10)	June 2025		(1,248)	(4)	26
					(53)	(135)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	04/22/25	AUD	2,667	1,667	(15)
AUD/USD	BNP	04/22/25	AUD	278	174	1
AUD/USD	SSB	04/22/25	AUD	278	174	1
CAD/AUD	CIT	04/22/25	AUD	(280)	(175)	1
CAD/JPY	GSC	04/22/25	JPY	(129,580)	(866)	13
CAD/USD	MSC	04/22/25	CAD	2,595	1,805	1
CHF/EUR	BNP	04/22/25	EUR	(161)	(174)	—
CHF/USD	GSC	04/22/25	CHF	1,520	1,722	(5)
CLP/USD	CIT	04/22/25	CLP	134,705	142	(3)
COP/USD	CIT	04/22/25	COP	1,453,488	347	(6)
CZK/USD	HSB	04/22/25	CZK	6,947	301	(1)
CZK/USD	HSB	04/22/25	CZK	4,861	211	—
CZK/USD	MSC	04/22/25	CZK	42,024	1,821	(15)
EUR/JPY	GSC	04/22/25	JPY	(26,100)	(174)	—
EUR/JPY	HSB	04/22/25	JPY	(22,377)	(150)	1
EUR/JPY	SSB	04/22/25	JPY	(22,377)	(150)	1
EUR/MXN	HSB	04/22/25	MXN	(1,711)	(83)	—
EUR/MXN	SSB	04/22/25	MXN	(1,711)	(83)	—
EUR/USD	BCL	04/22/25	EUR	1,119	1,212	4
EUR/USD	BNP	04/22/25	EUR	65	71	—
EUR/USD	GSC	04/22/25	EUR	162	175	(1)
EUR/USD	MSC	04/22/25	EUR	8,757	9,479	(42)
GBP/CHF	CIT	04/22/25	CHF	(154)	(174)	—
GBP/JPY	HSB	04/22/25	JPY	(14,042)	(94)	—
GBP/JPY	SSB	04/22/25	JPY	(14,042)	(94)	—
GBP/USD	BNP	04/22/25	GBP	136	175	—
IDR/USD	GSC	04/22/25	IDR	12,392,720	747	(10)
ILS/USD	MSC	04/22/25	ILS	1,394	375	(4)
JPY/CAD	HSB	04/22/25	CAD	(1,261)	(878)	(21)
JPY/EUR	BNP	04/22/25	EUR	(161)	(175)	—
JPY/USD	BNP	04/22/25	JPY	52,431	350	1
JPY/USD	GSC	04/22/25	JPY	233,183	1,559	(20)
JPY/USD	MSC	04/22/25	JPY	2,932,909	19,598	(180)
KRW/USD	CIT	04/22/25	KRW	5,245,344	3,566	(46)
NOK/USD	MSC	04/22/25	NOK	2,771	263	4
NZD/USD	BNP	04/22/25	NZD	2,228	1,266	(12)
PEN/USD	BCL	04/22/25	PEN	727	198	(1)
PLN/USD	MSC	04/22/25	PLN	3,120	805	(3)
RON/USD	GSC	04/22/25	RON	1,467	318	(1)
SEK/CAD	GSC	04/22/25	CAD	(250)	(174)	(1)
SEK/CAD	SSB	04/22/25	CAD	(250)	(174)	(1)
SEK/USD	MSC	04/22/25	SEK	9,554	952	12
SGD/USD	BNP	04/22/25	SGD	858	639	(4)
USD/AUD	CIT	04/22/25	AUD	(278)	(174)	2
USD/CAD	CIT	04/22/25	CAD	(251)	(175)	1
USD/CHF	MSC	04/22/25	CHF	(64)	(72)	—
USD/CZK	BNP	04/22/25	CZK	(52,060)	(2,256)	(3)
USD/DKK	GSC	04/22/25	DKK	(329)	(48)	—
USD/EUR	BNP	04/22/25	EUR	(162)	(175)	1
USD/EUR	MSC	04/22/25	EUR	(2,159)	(2,337)	23
USD/GBP	BCL	04/22/25	GBP	(136)	(175)	1
USD/GBP	MSC	04/22/25	GBP	(973)	(1,256)	1
USD/HUF	GSC	04/22/25	HUF	(703,461)	(1,886)	22
USD/JPY	BNP	04/22/25	JPY	(25,998)	(174)	1
USD/JPY	CIT	04/22/25	JPY	(26,149)	(175)	—
USD/JPY	GSC	04/22/25	JPY	(95,111)	(636)	9
USD/JPY	HSB	04/22/25	JPY	(27,572)	(184)	1
USD/JPY	MSC	04/22/25	JPY	(100,990)	(675)	10
USD/JPY	SSB	04/22/25	JPY	(53,570)	(358)	2
USD/KRW	GSC	04/22/25	KRW	(104,609)	(71)	—
USD/MXN	BCL	04/22/25	MXN	(1,658)	(81)	1
USD/MXN	GSC	04/22/25	MXN	(23,696)	(1,155)	34
USD/THB	HSB	04/22/25	THB	(107,523)	(3,174)	28
USD/THB	MSC	04/22/25	THB	(2,681)	(79)	1
					31,178	(217)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	248,178	111	—	248,289
France	—	23,318	—	23,318
Japan	—	22,634	—	22,634
Germany	—	17,522	—	17,522
China	2,939	12,611	—	15,550
United Kingdom	594	13,477	—	14,071
Taiwan	2,804	7,762	—	10,566
Switzerland	—	8,896	—	8,896
India	1,461	6,456	—	7,917
Netherlands	—	6,587	—	6,587
Sweden	428	5,129	—	5,557
South Korea	—	4,850	—	4,850
Hong Kong	20	4,420	—	4,440
Australia	502	3,924	—	4,426
Singapore	120	3,799	—	3,919
Italy	—	3,232	—	3,232
Spain	—	2,536	—	2,536
Denmark	—	2,299	—	2,299
Canada	1,904	—	—	1,904
Saudi Arabia	—	1,354	—	1,354
Belgium	—	1,279	—	1,279
Indonesia	—	1,266	—	1,266
Ireland	816	440	—	1,256
Brazil	1,140	—	—	1,140
Mexico	1,112	6	—	1,118
South Africa	—	945	—	945
Poland	—	618	—	618
Finland	—	514	—	514
Greece	—	430	—	430
Argentina	390	—	—	390
Turkey	—	382	—	382
Norway	—	348	—	348
Hungary	—	292	—	292
Israel	—	278	—	278
United Arab Emirates	—	225	—	225
Peru	210	—	—	210
Qatar	—	202	—	202
Portugal	—	184	—	184
Colombia	152	—	—	152
Austria	—	148	—	148
Philippines	—	115	—	115
Kazakhstan	109	—	—	109
Panama	90	—	—	90
New Zealand	—	67	—	67
Luxembourg	—	60	—	60
Macau	—	40	—	40
Chile	—	21	—	21
Corporate Bonds And Notes	—	295,380	—	295,380
Government And Agency Obligations	—	90,176	—	90,176
Investment Companies	38,980	—	—	38,980
Preferred Stocks	928	903	—	1,831
Rights	—	—	—	—
Short Term Investments	26,259	494	—	26,753
	329,136	545,730	—	874,866
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,279	—	—	1,279
Open Forward Foreign Currency Contracts	—	178	—	178
	1,279	178	—	1,457
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,935)	—	—	(2,935)
Open Forward Foreign Currency Contracts	—	(395)	—	(395)
	(2,935)	(395)	—	(3,330)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.1%
Information Technology 28.8%
Accenture Public Limited Company - Class A	4	1,380
Adobe Inc. (a)	3	1,064
Advanced Micro Devices, Inc. (a)	22	2,247
Analog Devices, Inc. (b)	31	6,265
Apple Inc. (b)	263	58,366
Arista Networks, Inc. (a)	22	1,674
Broadcom Inc.	79	13,242
Cadence Design Systems, Inc. (a)	4	1,039
Cognizant Technology Solutions Corporation - Class A	55	4,239
Fair Isaac Corporation (a)	1	1,319
Hewlett Packard Enterprise Company	60	932
Intuit Inc.	5	2,994
Lam Research Corporation	47	3,411
Marvell Technology, Inc.	6	379
Micron Technology, Inc. (b)	38	3,264
Microsoft Corporation (b)	153	57,480
Motorola Solutions, Inc.	3	1,338
NVIDIA Corporation (b)	475	51,519
NXP Semiconductors N.V.	29	5,474
Oracle Corporation	41	5,710
Palantir Technologies Inc. - Class A (a)	21	1,786
Salesforce, Inc.	29	7,716
SanDisk LLC (a)	2	103
Seagate Technology Holdings Public Limited Company	40	3,425
ServiceNow, Inc. (a) (b)	7	5,706
TE Connectivity Public Limited Company	6	793
Texas Instruments Incorporated	36	6,451
Western Digital Corporation (a)	6	262
		249,578
Financials 14.8%
American Express Company	14	3,645
Ameriprise Financial, Inc.	7	3,324
AON Public Limited Company - Class A	10	4,195
Arthur J. Gallagher & Co.	16	5,567
Bank of America Corporation	229	9,567
Berkshire Hathaway Inc. - Class B (a)	29	15,472
Capital One Financial Corporation	7	1,226
Charles Schwab Corporation, The	54	4,203
Chubb Limited	3	898
Citigroup Inc.	46	3,243
CME Group Inc. - Class A	17	4,597
Corpay Inc (a) (b)	12	4,152
Fidelity National Information Services, Inc. (b)	52	3,870
Fifth Third Bancorp (b)	91	3,573
Goldman Sachs Group, Inc., The	8	4,481
KKR & Co. Inc. - Class A	13	1,490
MasterCard Incorporated - Class A	29	15,997
The Progressive Corporation	27	7,540
Toast, Inc. - Class A (a)	32	1,057
Truist Financial Corporation	80	3,283
U.S. Bancorp	59	2,512
Visa Inc. - Class A	44	15,380
Wells Fargo & Company	120	8,618
Wex, Inc. (a)	3	401
		128,291
Consumer Discretionary 11.8%
Amazon.com, Inc. (a) (b)	189	35,956
Aptiv PLC (a)	12	692
AutoZone, Inc. (a) (b)	1	4,503
Best Buy Co., Inc.	15	1,097
Booking Holdings Inc.	1	3,197
Burlington Stores, Inc. (a)	9	2,085
Carnival Corporation (a)	57	1,105
Chipotle Mexican Grill, Inc. (a) (b)	86	4,312
DoorDash, Inc. - Class A (a)	7	1,351
Expedia Group, Inc.	15	2,586
Hilton Worldwide Holdings Inc.	17	3,776
Lennar Corporation - Class A	9	1,024
Lowe`s Companies, Inc.	36	8,336
McDonald's Corporation (b)	29	8,958
Ross Stores, Inc. (b)	34	4,351
Royal Caribbean Cruises Ltd.	7	1,492
Tesla Inc. (a) (b)	47	12,285
Yum! Brands, Inc. (b)	31	4,959
		102,065
Health Care 11.0%
Abbott Laboratories	13	1,679
AbbVie Inc.	53	11,086
Baxter International Inc.	16	550
Boston Scientific Corporation (a)	53	5,360
Bristol-Myers Squibb Company	105	6,422
Cigna Group, The	10	3,348
Edwards Lifesciences Corporation (a)	32	2,296
Eli Lilly and Company	12	10,233
HCA Healthcare, Inc.	3	1,010
Humana Inc.	5	1,391
Johnson & Johnson	50	8,218
McKesson Corporation	2	1,600
Medtronic, Inc.	53	4,780
Merck & Co., Inc.	13	1,141
Neurocrine Biosciences, Inc. (a)	6	613
Regeneron Pharmaceuticals, Inc. (b)	6	3,696
Sarepta Therapeutics, Inc. (a)	3	172
Stryker Corporation	18	6,645
Thermo Fisher Scientific Inc.	16	8,010
UnitedHealth Group Incorporated	25	12,945
Vertex Pharmaceuticals Incorporated (a) (b)	9	4,276
		95,471
Industrials 8.6%
3M Company	22	3,185
Carrier Global Corporation (b)	56	3,579
Caterpillar Inc.	10	3,226
CSX Corporation	119	3,491
Deere & Company (b)	11	5,321
Delta Air Lines, Inc.	32	1,384
Eaton Corporation Public Limited Company	11	3,077
Equifax Inc.	5	1,293
FedEx Corporation	8	2,068
Howmet Aerospace Inc. (b)	49	6,390
Ingersoll Rand Inc.	20	1,590
Leidos Holdings, Inc. (b)	22	2,948
Masco Corporation	31	2,154
Otis Worldwide Corporation (b)	45	4,655
PACCAR Inc	20	1,979
RTX Corporation	30	4,021
Textron Inc.	25	1,806
Trane Technologies Public Limited Company (b)	22	7,544
TransDigm Group Incorporated (b)	4	5,198
Uber Technologies, Inc. (a) (b)	66	4,833
United Parcel Service, Inc. - Class B (b)	36	4,012
United Rentals, Inc.	2	1,084
		74,838
Communication Services 8.3%
Alphabet Inc. - Class A	107	16,582
Alphabet Inc. - Class C	60	9,382
AT&T Inc.	149	4,215
Comcast Corporation - Class A	142	5,236
Former Charter Communications Parent, Inc. - Class A (a)	8	2,826
Meta Platforms, Inc. - Class A (b)	46	26,741
Netflix, Inc. (a)	3	2,692
Walt Disney Company, The	40	3,926
Warner Music Group Corp. - Class A	29	894
		72,494
Consumer Staples 4.7%
Altria Group, Inc.	30	1,823
Church & Dwight Co., Inc.	23	2,545
Coca-Cola Company, The (b)	84	5,987
Costco Wholesale Corporation	5	4,501
Kenvue Inc.	78	1,876
Keurig Dr Pepper Inc.	95	3,258

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Mondelez International, Inc. - Class A	91	6,181
PepsiCo, Inc. (b)	56	8,367
Philip Morris International Inc.	22	3,553
Walmart Inc.	27	2,361
		40,452
Energy 3.6%
Baker Hughes Company - Class A	56	2,465
ConocoPhillips (b)	70	7,337
Diamondback Energy, Inc. (b)	15	2,435
EOG Resources, Inc.	32	4,059
Exxon Mobil Corporation	123	14,675
		30,971
Utilities 2.5%
Dominion Energy, Inc.	20	1,115
Entergy Corporation	8	658
NextEra Energy, Inc. (b)	102	7,242
NRG Energy, Inc.	4	370
PG&E Corporation	217	3,726
The Southern Company	85	7,863
Vistra Corp.	6	728
		21,702
Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	4	417
Digital Realty Trust, Inc.	16	2,340
Equinix, Inc.	1	872
Equity Lifestyle Properties, Inc.	19	1,247
ProLogis Inc.	28	3,184
SBA Communications Corporation - Class A	13	2,785
Ventas, Inc. (b)	65	4,447
Welltower Inc.	18	2,756
		18,048
Materials 1.9%
Dow Inc.	58	2,027
Linde Public Limited Company	16	7,626
LyondellBasell Industries N.V. - Class A	25	1,730
Martin Marietta Materials, Inc.	3	1,339
Nucor Corporation	7	794
PPG Industries, Inc.	20	2,199
Sherwin-Williams Company, The	3	932
		16,647
Total Common Stocks (cost $661,429)		850,557
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	15,437	15,437
Total Short Term Investments (cost $15,437)		15,437
Total Investments 99.9% (cost $676,866)		865,994
Total Purchased Options 1.7% (cost $15,299)		14,799
Other Derivative Instruments (1.6)%		(13,778)
Other Assets and Liabilities, Net (0.0)%		11
Total Net Assets 100.0%		867,026

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	13,558	29,350	27,471	137	—	—	15,437	1.8

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	61	June 2025	17,368	92	(126)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	5,310.00	06/30/25	1,548	821,988	14,799

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	5,905.00	06/30/25	1,548	914,094	(10,867)
S&P 500 Index	Put	4,480.00	06/30/25	1,548	693,504	(3,003)
						(13,870)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	850,557	—	—	850,557
Short Term Investments	15,437	—	—	15,437
	865,994	—	—	865,994
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	14,799	—	—	14,799
	14,799	—	—	14,799
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(126)	—	—	(126)
Exchange Traded Written Options	(13,870)	—	—	(13,870)
	(13,996)	—	—	(13,996)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 98.9%
Information Technology 25.5%
AppLovin Corporation - Class A (a)	225	59,714
Atlassian Corporation - Class A (a)	125	26,592
Ciena Corporation (a)	214	12,957
Cloudflare, Inc. - Class A (a)	280	31,509
Confluent, Inc. - Class A (a)	989	23,188
CrowdStrike Holdings, Inc. - Class A (a)	36	12,634
CyberArk Software Ltd. (a)	78	26,504
Datadog, Inc. - Class A (a)	386	38,342
Entegris, Inc.	217	19,017
Gartner, Inc. (a)	121	50,767
GitLab Inc. - Class A (a)	208	9,787
Globant S.A. (a)	72	8,518
GoDaddy Inc. - Class A (a)	93	16,668
HubSpot, Inc. (a)	97	55,383
Marvell Technology, Inc.	168	10,324
Monday.Com Ltd. (a)	74	18,047
MongoDB, Inc. - Class A (a)	109	19,056
Monolithic Power Systems, Inc.	17	10,088
Nutanix, Inc. - Class A (a)	487	34,029
Okta, Inc. - Class A (a)	197	20,762
ON Semiconductor Corporation (a)	294	11,968
Onto Innovation Inc. (a)	107	13,037
Palantir Technologies Inc. - Class A (a)	1,224	103,288
Rambus Inc. (a)	298	15,436
Rubrik, Inc. - Class A (a)	166	10,139
Snowflake Inc. - Class A (a)	135	19,728
Teledyne Technologies Incorporated (a)	54	26,922
Teradyne, Inc.	294	24,320
Twilio Inc. - Class A (a)	184	17,979
Tyler Technologies, Inc. (a)	49	28,278
		774,981
Industrials 17.1%
AAON, Inc.	240	18,753
Air Lease Corporation - Class A	384	18,564
AMETEK, Inc.	152	26,148
Axon Enterprise, Inc. (a)	58	30,465
Booz Allen Hamilton Holding Corporation - Class A	129	13,534
Comfort Systems USA, Inc.	70	22,431
Copart, Inc. (a)	544	30,761
ESAB Corporation	261	30,439
HEICO Corporation - Class A	262	55,257
Howmet Aerospace Inc.	198	25,658
Hubbell Incorporated	42	13,875
Ingersoll Rand Inc.	208	16,607
ITT Inc.	235	30,321
J.B. Hunt Transport Services, Inc.	120	17,768
Mine Safety Appliances Company, LLC	120	17,613
Quanta Services, Inc.	162	41,075
Saia, Inc. (a)	88	30,847
Simpson Manufacturing Co., Inc.	117	18,456
Trane Technologies Public Limited Company	45	14,999
Vertiv Holdings Co - Class A	351	25,307
Westinghouse Air Brake Technologies Corporation	123	22,298
		521,176
Consumer Discretionary 15.8%
AutoZone, Inc. (a)	9	32,817
Bright Horizons Family Solutions, Inc. (a)	292	37,122
Burlington Stores, Inc. (a)	164	39,194
Chipotle Mexican Grill, Inc. (a)	311	15,600
DoorDash, Inc. - Class A (a)	189	34,546
Floor & Decor Holdings, Inc. - Class A (a)	162	13,069
Flutter Entertainment Public Limited Company (a)	126	27,926
Garmin Ltd.	83	17,956
Hilton Worldwide Holdings Inc.	280	63,696
Las Vegas Sands Corp.	333	12,847
On Holding AG - Class A (a)	470	20,636
Planet Fitness, Inc. - Class A (a)	302	29,196
Pool Corporation	92	29,423
Somnigroup International Inc. (b)	272	16,291
Thor Industries, Inc.	187	14,143
Tractor Supply Company	851	46,867
Ulta Beauty, Inc. (a)	77	28,214
		479,543
Financials 14.1%
Ares Management Corporation - Class A	319	46,807
Arthur J. Gallagher & Co.	116	40,154
Coinbase Global, Inc. - Class A (a)	79	13,576
FactSet Research Systems Inc.	71	32,153
Interactive Brokers Group, Inc. - Class A	150	24,785
Jefferies Financial Group Inc.	384	20,565
LPL Financial Holdings Inc.	149	48,721
Moody's Corporation	31	14,475
MSCI Inc. - Class A	62	35,028
NU Holdings Ltd. - Class A (a)	2,368	24,244
Raymond James Financial, Inc.	144	20,029
Robinhood Markets, Inc. - Class A (a)	590	24,547
Rocket Companies, Inc. - Class A (a) (b)	1,825	22,032
TPG Inc. - Class A	266	12,634
Tradeweb Markets Inc. - Class A	337	50,058
		429,808
Health Care 13.8%
Agilent Technologies, Inc.	166	19,450
Alkermes Public Limited Company (a)	401	13,237
Alnylam Pharmaceuticals, Inc. (a)	203	54,949
Blueprint Medicines Corporation (a)	129	11,415
Cooper Companies, Inc., The (a)	289	24,397
DexCom, Inc. (a)	299	20,415
Insmed Incorporated (a)	346	26,429
Inspire Medical Systems, Inc. (a)	64	10,167
IQVIA Holdings Inc (a)	83	14,607
McKesson Corporation	60	40,696
Mettler-Toledo International Inc. (a)	19	21,940
Natera, Inc. (a)	334	47,185
Neurocrine Biosciences, Inc. (a)	166	18,376
Penumbra, Inc. (a)	81	21,601
Revolution Medicines, Inc. (a)	223	7,868
Vaxcyte, Inc. (a)	109	4,103
Veeva Systems Inc. - Class A (a)	179	41,556
Viking Therapeutics, Inc. (a) (b)	332	8,020
West Pharmaceutical Services, Inc.	52	11,726
		418,137
Energy 4.6%
Cheniere Energy, Inc.	203	46,879
EOG Resources, Inc.	226	29,030
TechnipFMC PLC	907	28,734
Williams Companies, Inc., The	580	34,638
		139,281
Communication Services 2.5%
Roblox Corporation - Class A (a)	401	23,402
Take-Two Interactive Software, Inc. (a)	157	32,509
Trade Desk, Inc., The - Class A (a)	374	20,438
		76,349
Consumer Staples 2.4%
Casey's General Stores, Inc.	92	40,080
e.l.f. Beauty, Inc. (a)	198	12,420
Performance Food Group Company (a)	255	20,037
		72,537
Real Estate 1.2%
CBRE Group, Inc. - Class A (a)	174	22,735
Crown Castle Inc.	126	13,133
		35,868
Utilities 1.0%
Vistra Corp.	264	30,969
Materials 0.9%
Eagle Materials Inc.	118	26,106
Total Common Stocks (cost $2,862,296)		3,004,755
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	37,550	37,550

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	4,277	4,277
Total Short Term Investments (cost $41,827)		41,827
Total Investments 100.3% (cost $2,904,123)		3,046,582
Other Assets and Liabilities, Net (0.3)%		(7,903)
Total Net Assets 100.0%		3,038,679

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	34,725	237,570	234,745	561	—	—	37,550	1.2
JNL Government Money Market Fund, 4.30% - Class SL	—	32,288	28,011	11	—	—	4,277	0.2
	34,725	269,858	262,756	572	—	—	41,827	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,004,755	—	—	3,004,755
Short Term Investments	41,827	—	—	41,827
	3,046,582	—	—	3,046,582

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
COMMON STOCKS 93.0%
Information Technology 45.3%
Adobe Inc. (a)	1	437
Advanced Micro Devices, Inc. (a)	6	575
Analog Devices, Inc.	2	487
ANSYS, Inc. (a)	—	47
Apple Inc. (b)	19	4,217
Applied Materials, Inc.	1	209
AppLovin Corporation - Class A (a)	1	234
ASML Holding N.V. - ADR	—	283
Atlassian Corporation - Class A (a)	—	54
Broadcom Inc.	9	1,571
Cisco Systems, Inc.	10	604
Cognizant Technology Solutions Corporation - Class A	2	139
CrowdStrike Holdings, Inc. - Class A (a)	1	294
Datadog, Inc. - Class A (a)	—	43
HubSpot, Inc. (a)	—	160
Intel Corporation	8	177
Intuit Inc.	1	701
Lam Research Corporation	6	416
Marvell Technology, Inc.	4	243
Micron Technology, Inc.	4	358
Microsoft Corporation (b)	10	3,573
MicroStrategy Incorporated - Class A (a)	—	86
MongoDB, Inc. - Class A (a)	—	58
NVIDIA Corporation (b)	32	3,451
NXP Semiconductors N.V.	2	315
Oracle Corporation	1	179
Palantir Technologies Inc. - Class A (a)	5	417
Palo Alto Networks, Inc. (a)	3	495
Qualcomm Incorporated	3	439
Seagate Technology Holdings Public Limited Company	2	150
ServiceNow, Inc. (a)	—	193
Synopsys, Inc. (a)	1	382
Teradyne, Inc.	1	76
Texas Instruments Incorporated	2	439
Workday, Inc. - Class A (a)	1	104
		21,606
Communication Services 14.6%
Alphabet Inc. - Class C	14	2,147
Comcast Corporation - Class A	14	514
Former Charter Communications Parent, Inc. - Class A (a)	—	147
Meta Platforms, Inc. - Class A (b)	3	1,769
Netflix, Inc. (a)	2	1,377
Take-Two Interactive Software, Inc. (a)	1	232
T-Mobile US, Inc.	3	748
Trade Desk, Inc., The - Class A (a)	1	60
		6,994
Consumer Discretionary 13.8%
Airbnb, Inc. - Class A (a)	1	61
Amazon.com, Inc. (a) (b)	14	2,682
Booking Holdings Inc.	—	677
Chipotle Mexican Grill, Inc. (a)	4	188
DoorDash, Inc. - Class A (a)	1	176
Lowe`s Companies, Inc.	1	209
Lululemon Athletica Inc. (a)	—	29
Marriott International, Inc. - Class A	1	254
MercadoLibre, Inc. (a)	—	355
O'Reilly Automotive, Inc. (a)	—	404
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	1	77
Ross Stores, Inc.	1	109
Starbucks Corporation	2	226
Tesla Inc. (a) (b)	4	1,126
		6,573
Health Care 5.8%
AbbVie Inc.	2	313
Amgen Inc.	1	257
Biogen Inc. (a)	1	104
Bristol-Myers Squibb Company	3	176
DexCom, Inc. (a)	2	126
Intuitive Surgical, Inc. (a)	1	678
Regeneron Pharmaceuticals, Inc.	1	330
Thermo Fisher Scientific Inc.	—	128
UnitedHealth Group Incorporated	—	168
Vertex Pharmaceuticals Incorporated (a)	1	512
		2,792
Consumer Staples 5.3%
Coca-Cola Company, The	4	283
Constellation Brands, Inc. - Class A	—	57
Costco Wholesale Corporation	1	969
Kraft Heinz Company, The	3	101
Mondelez International, Inc. - Class A	6	423
Monster Beverage 1990 Corporation (a)	5	267
PepsiCo, Inc.	3	420
		2,520
Industrials 4.2%
Copart, Inc. (a)	6	319
CSX Corporation	10	300
Deere & Company	—	174
Eaton Corporation Public Limited Company	1	188
Honeywell International Inc.	3	548
Uber Technologies, Inc. (a)	2	154
United Parcel Service, Inc. - Class B	1	73
Verisk Analytics, Inc.	1	249
		2,005
Utilities 1.4%
Constellation Energy Group, Inc.	—	40
NextEra Energy, Inc.	3	181
The Southern Company	2	216
XCEL Energy Inc.	3	215
		652
Materials 1.2%
Linde Public Limited Company	1	560
Financials 0.9%
Corpay Inc (a)	—	133
MasterCard Incorporated - Class A	—	194
PayPal Holdings, Inc. (a)	2	112
		439
Energy 0.3%
Diamondback Energy, Inc.	1	149
Real Estate 0.2%
ProLogis Inc.	1	114
Total Common Stocks (cost $48,499)		44,404
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	767	767
Total Short Term Investments (cost $767)		767
Total Investments 94.6% (cost $49,266)		45,171
Total Purchased Options 2.4% (cost $1,183)		1,149
Other Derivative Instruments (2.3)%		(1,112)
Other Assets and Liabilities, Net 5.3%		2,538
Total Net Assets 100.0%		47,746

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/JPMorgan Nasdaq Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	60	June 2025	2,345	1	(12)

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Put	18,325.00	06/30/25	24	43,980	1,149

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Call	20,525.00	06/30/25	24	49,260	(877)
NASDAQ 100 Stock Index	Put	15,425.00	06/30/25	24	37,020	(236)
						(1,113)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets - Securities
Common Stocks	44,404	—	—	44,404
Short Term Investments	767	—	—	767
	45,171	—	—	45,171
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	1,149	—	—	1,149
	1,149	—	—	1,149
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(12)	—	—	(12)
Exchange Traded Written Options	(1,113)	—	—	(1,113)
	(1,125)	—	—	(1,125)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.2%
Mortgage-Backed Securities 26.1%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	6	6
7.00%, 10/01/31 - 06/01/32	6	6
5.00%, 08/01/33 - 11/01/54	7,605	7,478
3.20%, 04/01/34	6,429	5,827
5.50%, 07/01/38	543	563
4.50%, 10/01/40	259	257
3.50%, 09/01/46 - 01/01/50	5,420	4,931
3.00%, 01/01/47 - 06/01/50	6,026	5,319
2.50%, 05/01/50	7,677	6,438
2.00%, 09/01/50 - 09/01/51	20,146	16,151
Federal National Mortgage Association, Inc.
3.18%, 09/01/25	4,473	4,439
4.00%, 09/01/25 - 12/01/50	24,236	23,063
3.10%, 01/01/26	7,500	7,414
6.50%, 03/01/26 - 03/01/36	58	62
3.33%, 03/01/27	2,176	2,139
3.04%, 06/01/27 (a)	1,895	1,851
7.00%, 03/01/29	2	2
8.00%, 12/01/29 - 03/01/31	6	7
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	29,750
3.54%, 06/01/32	1,822	1,713
1.94%, 10/01/33	10,000	8,173
2.52%, 09/01/34	6,975	5,938
2.41%, 10/01/34	10,001	8,465
5.50%, 02/01/35 - 10/01/36	691	713
1.78%, 05/01/35	15,000	11,460
5.00%, 09/01/35 - 06/01/53	25,835	25,519
6.00%, 10/01/35 - 12/01/36	1,252	1,316
2.04%, 06/01/37	5,177	3,979
3.50%, 06/01/42 - 04/01/52	27,589	25,376
3.00%, 03/01/43 - 09/01/52	33,743	29,697
2.00%, 10/01/50	10,801	8,640
2.50%, 10/01/50 - 01/01/52	12,890	10,809
4.50%, 08/01/52 - 10/01/52	63,745	61,444
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	258	267
2.50%, 09/15/49 - 01/20/50	14,769	12,635
3.00%, 04/15/50	8,450	7,546
3.50%, 09/20/51	6,569	5,930
		345,325
U.S. Treasury Note 19.8%
Treasury, United States Department of
2.63%, 01/31/26	25,000	24,695
4.63%, 06/30/26 - 02/15/35	32,000	32,545
2.00%, 11/15/26	17,000	16,482
2.25%, 02/15/27 - 08/15/27	105,000	101,559
0.63%, 03/31/27	25,000	23,434
4.13%, 10/31/27	10,000	10,055
4.00%, 06/30/28	20,000	20,066
1.50%, 11/30/28	25,000	22,957
3.88%, 08/15/34	10,000	9,747
		261,540
Collateralized Mortgage Obligations 13.6%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	4,446	4,075
Series BY-3104, REMIC, 5.50%, 01/15/26	49	49
Series KW-3874, REMIC, 4.50%, 06/15/26	78	78
Series GT-3270, REMIC, 5.50%, 01/15/27	89	89
Series DG-3737, REMIC, 5.00%, 10/15/30	19	19
Series PA-3981, REMIC, 3.00%, 04/15/31	57	57
Series AM-2525, REMIC, 4.50%, 04/15/32	49	49
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,286
Series MJ-2638, REMIC, 5.00%, 07/15/33	295	299
Series MU-2915, REMIC, 5.00%, 01/15/35	424	431
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,635	2,661
Series CB-3688, REMIC, 4.00%, 06/15/36	355	346
Series PB-3283, REMIC, 5.50%, 07/15/36	365	376
Series B-3413, REMIC, 5.50%, 04/15/37	135	139
Series PE-3341, REMIC, 6.00%, 07/15/37	248	258
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,588	2,412
Series QH-3699, REMIC, 5.50%, 07/15/40	322	329
Series PB-4047, REMIC, 3.50%, 01/15/41	845	839
Series YN-4094, REMIC, 3.00%, 08/15/42	1,934	1,821
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,094
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,081
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,433
Series KR-4945, REMIC, 2.50%, 09/25/49	4,270	3,705
Series MD-4937, REMIC, 2.50%, 10/25/49	3,403	2,981
Series PA-4933, REMIC, 2.50%, 10/25/49	5,450	4,762
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	6,250	5,470
Series 2024-MT-2, REMIC, 3.50%, 05/25/64	2,977	2,551
Series 2025-MAU-1, REMIC, 3.25%, 11/25/64	9,152	8,259
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	4,901	4,769
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,604
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	7	7
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	4,535	4,310
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,529	1,512
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,095
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,593
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,944
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,714
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	53	54
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	698	714
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	250	202
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,263
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	4	4
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,495
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	804	816
Series 2010-SL-4, REMIC, 1.57%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	18
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	36	36
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	371	368
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,351
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,205	1,260
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	466	446
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	341	346
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,232
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,479	2,257
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	772	756
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,100	1,965
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	11,888
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	4,865	4,503
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	2,841	2,548
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,731	1,580
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	8,278	7,451
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,214	3,674
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	89	92
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	8,380	6,785
Government National Mortgage Association
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	242	248
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	355	361
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	510	524
Interest Only, Series 2008-SA-40, REMIC, 1.97%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	477	28
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	941	923
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	11,029	11,026
Interest Only, Series 2011-SH-97, REMIC, 1.70%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	908	71
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,757
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,026
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,629	3,926
Principal Only, Series 2022-AO-94, REMIC, 0.00%, 05/20/52	3,607	2,558
Series 2013-FA-H16, REMIC, 4.96%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	932	930
		178,979

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 11.8%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	80,000	53,259
2.38%, 02/15/42	15,000	11,130
3.88%, 02/15/43 - 05/15/43	18,000	16,461
3.75%, 11/15/43	48,000	42,840
3.00%, 05/15/45 - 02/15/48	37,500	29,184
2.25%, 08/15/49	5,000	3,224
		156,098
Commercial Mortgage-Backed Securities 3.9%
Federal Home Loan Mortgage Corporation
Series A1-K087, REMIC, 3.59%, 10/25/27	1,229	1,215
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,762
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,632
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,431	4,139
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (a)	1,844	1,785
Series 2019-A2-M1, REMIC, 3.54%, 09/25/28 (a)	3,329	3,257
Series 2022-A2-M3, REMIC, 1.71%, 11/25/31 (a)	7,500	6,320
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,613
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,927	7,876
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	10,419	9,698
		51,297
U.S. Government Agency Obligations 3.0%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (b)	7,500	6,577
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (b) (c)	4,000	3,549
FHLBanks Office of Finance
5.75%, 06/12/26 (b)	5,000	5,095
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (b) (c)	20,660	16,871
Tennessee Valley Authority
0.75%, 05/15/25 (b)	4,500	4,480
Interest Only, 0.00%, 07/15/37 (b) (c)	6,000	3,305
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	280	292
		40,169
U.S. Treasury Inflation Indexed Securities 3.0%
Treasury, United States Department of
1.38%, 02/15/44 (d)	45,321	39,401
Total Government And Agency Obligations (cost $1,186,135)		1,072,809
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.1%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	249	223
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 4.51%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (e) (f)	136	113
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	7,282
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,411
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	444	435
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,497	4,434
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,767
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	7,817	7,657
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	117	114
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,001	7,955
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a)	2,989	2,943
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,155	6,061
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,040
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	9,063
IRV Trust 2025-200P
Series 2025-A-200P, REMIC, 5.29%, 02/15/35	3,600	3,580
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.98%, 02/25/34 (a)	183	156
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.79%, 10/25/34 (a)	30	28
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	994	846
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	3,917	3,792
Progress Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 3.31%, 04/17/42	8,000	7,377
PRPM 2025-RPL2, LLC
Series 2025-A1-RPL2, 3.75%, 04/25/55	3,465	3,333
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 4.69%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (e)	3	10
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 2.52%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (e) (f)	211	167
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,609	11,206
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,554
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	2,677
Total Non-U.S. Government Agency Asset-Backed Securities (cost $114,102)		107,224
CORPORATE BONDS AND NOTES 7.3%
Financials 3.0%
Bank of America Corporation
6.20%, 11/10/28	8,315	8,641
BNP Paribas
1.32%, 01/13/27 (g) (h)	6,470	6,302
KeyBank National Association
5.85%, 11/15/27	8,000	8,215
Morgan Stanley
2.70%, 01/22/31	4,300	3,898
Protective Life Global Funding
1.17%, 07/15/25 (h)	7,790	7,719
State Street Corporation
3.15%, 03/30/31	2,000	1,860
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,597
		40,232
Communication Services 1.3%
AT&T Inc.
1.65%, 02/01/28	7,515	6,952
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,578
		16,530
Consumer Staples 1.1%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,468
Cargill, Incorporated
2.13%, 04/23/30 (h)	2,480	2,208
Kroger Co., The
1.70%, 01/15/31	5,000	4,210

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,228
		14,114
Health Care 0.5%
MultiCare Health System
2.80%, 08/15/50	1,250	758
Takeda Pharmaceutical Company Limited
2.05%, 03/31/30	5,000	4,408
Zoetis Inc.
2.00%, 05/15/30	2,200	1,933
		7,099
Utilities 0.4%
Ameren Illinois Company
5.90%, 12/01/52	625	644
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,053
		5,697
Industrials 0.4%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (h)	5,000	5,135
Consumer Discretionary 0.3%
Hyundai Capital America
1.80%, 01/10/28 (h)	3,875	3,567
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,008
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,594
		2,602
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,234
Total Corporate Bonds And Notes (cost $99,859)		96,210
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.8%
JNL Government Money Market Fund - Class I, 4.20% (i) (j)	50,248	50,248
Total Short Term Investments (cost $50,248)		50,248
Total Investments 100.4% (cost $1,450,344)		1,326,491
Other Assets and Liabilities, Net (0.4)%		(5,040)
Total Net Assets 100.0%		1,321,451

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(f) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(g) Convertible security.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $24,931 and 1.9% of the Fund.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	26,006	76,669	52,427	390	—	—	50,248	3.8
JNL Government Money Market Fund, 4.30% - Class SL	—	367	367	—	—	—	—	—
	26,006	77,036	52,794	390	—	—	50,248	3.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,072,809	—	1,072,809
Non-U.S. Government Agency Asset-Backed Securities	—	107,224	—	107,224
Corporate Bonds And Notes	—	96,210	—	96,210
Short Term Investments	50,248	—	—	50,248
	50,248	1,276,243	—	1,326,491

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.0%
Financials 25.6%
American Express Company	81	21,802
Ares Management Corporation - Class A	91	13,411
Arthur J. Gallagher & Co.	34	11,796
Bank of America Corporation	885	36,934
Berkshire Hathaway Inc. - Class B (a)	79	42,166
BlackRock, Inc.	13	12,301
Blackstone Inc. - Class A	107	14,904
Capital One Financial Corporation	127	22,803
Charles Schwab Corporation, The	392	30,675
Chubb Limited	52	15,699
First Citizens BancShares, Inc. - Class A	7	13,179
Fiserv, Inc. (a)	105	23,100
Goldman Sachs Group, Inc., The	30	16,612
Hartford Insurance Group, Inc., The	43	5,370
M&T Bank Corporation	85	15,225
Marsh & Mclennan Companies, Inc.	28	6,842
Morgan Stanley	182	21,282
The PNC Financial Services Group, Inc.	80	14,108
The Progressive Corporation	50	14,227
Wells Fargo & Company	683	49,021
		401,457
Health Care 15.6%
AbbVie Inc.	135	28,188
Becton, Dickinson and Company	48	10,974
Boston Scientific Corporation (a)	134	13,513
Bristol-Myers Squibb Company	388	23,664
Cardinal Health, Inc.	83	11,452
Cigna Group, The	55	17,943
CVS Health Corporation	181	12,255
Eli Lilly and Company	9	7,688
Johnson & Johnson	132	21,873
Medtronic, Inc.	145	12,992
Merck & Co., Inc.	92	8,231
Regeneron Pharmaceuticals, Inc.	15	9,437
Thermo Fisher Scientific Inc.	26	13,107
UnitedHealth Group Incorporated	80	42,059
Vertex Pharmaceuticals Incorporated (a)	23	11,172
		244,548
Industrials 15.0%
Carrier Global Corporation	512	32,492
CSX Corporation	891	26,213
Deere & Company	36	17,106
Dover Corporation	124	21,864
Eaton Corporation Public Limited Company	89	24,273
General Dynamics Corporation	81	21,969
Northrop Grumman Corporation	21	10,790
Parker-Hannifin Corporation	24	14,374
Republic Services, Inc.	30	7,162
RTX Corporation	217	28,773
Union Pacific Corporation	75	17,758
United Parcel Service, Inc. - Class B	105	11,593
		234,367
Consumer Discretionary 8.6%
AutoZone, Inc. (a)	5	17,432
Booking Holdings Inc.	1	6,827
Home Depot, Inc., The	59	21,511
Lowe`s Companies, Inc.	111	25,801
McDonald's Corporation	89	27,650
O'Reilly Automotive, Inc. (a)	9	12,496
TJX Companies, Inc., The	187	22,768
		134,485
Information Technology 7.5%
Advanced Micro Devices, Inc. (a)	74	7,607
Analog Devices, Inc.	124	24,976
International Business Machines Corporation	42	10,546
Micron Technology, Inc.	81	7,059
Microsoft Corporation	59	21,988
NXP Semiconductors N.V.	76	14,468
SanDisk LLC (a)	34	1,609
Texas Instruments Incorporated	127	22,825
Western Digital Corporation (a)	174	7,021
		118,099
Energy 7.1%
Chevron Corporation	198	33,161
ConocoPhillips	318	33,411
EOG Resources, Inc.	170	21,746
Exxon Mobil Corporation	188	22,414
		110,732
Consumer Staples 6.3%
Mondelez International, Inc. - Class A	179	12,174
PepsiCo, Inc.	88	13,244
Philip Morris International Inc.	218	34,539
Procter & Gamble Company, The	113	19,241
Walmart Inc.	218	19,151
		98,349
Utilities 4.4%
CMS Energy Corporation	221	16,567
Entergy Corporation	84	7,205
NextEra Energy, Inc.	240	17,029
Public Service Enterprise Group Incorporated	202	16,615
XCEL Energy Inc.	160	11,322
		68,738
Materials 4.2%
Air Products and Chemicals, Inc.	89	26,361
Axalta Coating Systems Ltd. (a)	388	12,856
Ball Corporation	179	9,338
Vulcan Materials Company	76	17,835
		66,390
Communication Services 2.9%
Alphabet Inc. - Class C	44	6,801
Comcast Corporation - Class A	479	17,667
Meta Platforms, Inc. - Class A	16	9,336
Walt Disney Company, The	114	11,235
		45,039
Real Estate 1.8%
AvalonBay Communities, Inc.	24	5,080
Host Hotels & Resorts, Inc.	382	5,422
ProLogis Inc.	51	5,700
Ventas, Inc.	169	11,624
		27,826
Total Common Stocks (cost $1,215,969)		1,550,030
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.20% (e) (f)	15,223	15,223
Total Short Term Investments (cost $15,223)		15,223
Total Investments 100.0% (cost $1,231,192)		1,565,253
Other Assets and Liabilities, Net (0.0)%		(280)
Total Net Assets 100.0%		1,564,973

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	6,731	54,070	45,578	121	—	—	15,223	1.0

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,550,030	—	—	1,550,030
Other Equity Interests	—	—	—	—
Short Term Investments	15,223	—	—	15,223
	1,565,253	—	—	1,565,253

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Lazard International Quality Growth Fund
COMMON STOCKS 97.9%
United Kingdom 19.7%
Diageo PLC	309	8,086
Diploma PLC	130	6,519
Experian PLC	227	10,552
Halma Public Limited Company	368	12,347
InterContinental Hotels Group PLC	71	7,692
London Stock Exchange Group PLC	111	16,452
Relx PLC	295	14,870
Unilever PLC	203	12,099
		88,617
Japan 9.2%
Hoya Corporation	70	7,940
Keyence Corporation	20	7,838
M3, Inc. (a)	642	7,370
Recruit Holdings Co., Ltd.	159	8,228
SMS Co., Ltd.	520	3,917
Toei Animation Co., Ltd.	291	6,064
		41,357
United States of America 8.1%
Accenture Public Limited Company - Class A	39	12,135
AON Public Limited Company - Class A	39	15,386
Universal Music Group N.V.	315	8,682
		36,203
France 7.3%
EssilorLuxottica	58	16,758
LVMH Moet Hennessy Louis Vuitton	18	11,019
Pernod Ricard	52	5,185
		32,962
Netherlands 6.3%
ASML Holding N.V.	19	12,609
IMcD N.V.	52	6,892
Wolters Kluwer N.V. - Class C	55	8,643
		28,144
Germany 5.5%
SAP SE	58	15,466
Scout24 SE (b)	88	9,170
		24,636
Switzerland 4.8%
Partners Group Holding AG	11	15,132
VAT Group AG (b)	17	6,281
		21,413
Canada 4.7%
Dollarama Inc.	122	13,079
Toromont Industries Ltd.	100	7,860
		20,939
Sweden 4.2%
ASSA ABLOY AB - Class B	372	11,143
Hexagon Aktiebolag - Class B	716	7,663
		18,806
Taiwan 4.2%
Lotes Co., Ltd	98	4,133
Taiwan Semiconductor Manufacturing Company Limited - ADR	88	14,658
		18,791
Hong Kong 3.9%
AIA Group Limited	753	5,722
Hong Kong Exchanges and Clearing Limited	261	11,595
		17,317
China 2.9%
Tencent Holdings Limited	205	13,166
India 2.9%
HDFC Bank Limited - ADR	196	12,997
Israel 2.8%
Check Point Software Technologies Ltd (c)	56	12,702
Spain 2.3%
Industria de Diseno Textil, S.A.	206	10,282
Australia 2.2%
Computershare Limited	399	9,813
South Africa 2.1%
Clicks Group	521	9,641
Brazil 1.6%
TOTVS S.A.	1,242	7,300
Norway 1.6%
Gjensidige Forsikring ASA	314	7,212
Denmark 1.6%
Coloplast A/S - Class B	67	7,000
Total Common Stocks (cost $446,804)		439,298
PREFERRED STOCKS 1.2%
Germany 1.2%
Sartorius Aktiengesellschaft	24	5,573
Total Preferred Stocks (cost $6,737)		5,573
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.7%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	7,524	7,524
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	3,439	3,439
Total Short Term Investments (cost $10,963)		10,963
Total Investments 101.6% (cost $464,504)		455,834
Other Assets and Liabilities, Net (1.6)%		(6,985)
Total Net Assets 100.0%		448,849

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Lazard International Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,281	23,700	24,542	44	—	—	3,439	0.7
JNL Government Money Market Fund, 4.30% - Class SL	—	9,987	2,463	12	—	—	7,524	1.7
	4,281	33,687	27,005	56	—	—	10,963	2.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Lazard International Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Scout24 SE	10/22/24	7,626	9,170	2.0
VAT Group AG	03/08/24	9,134	6,281	1.4
		16,760	15,451	3.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Quality Growth Fund
Assets - Securities
Common Stocks	96,117	343,181	—	439,298
Preferred Stocks	—	5,573	—	5,573
Short Term Investments	10,963	—	—	10,963
	107,080	348,754	—	455,834

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.0%
United States of America 57.2%
Alnylam Pharmaceuticals, Inc. (a)	71	19,241
Alphabet Inc. - Class A	230	35,595
Amazon.com, Inc. (a)	243	46,291
Autodesk, Inc. (a)	25	6,570
Block, Inc. - Class A (a)	98	5,305
Boeing Company, The (a)	153	26,099
Deere & Company	15	7,085
Doximity, Inc. - Class A (a)	207	11,986
Expeditors International of Washington, Inc. - Class A	37	4,422
Meta Platforms, Inc. - Class A	104	60,036
Microsoft Corporation	68	25,622
Netflix, Inc. (a)	46	42,598
Oracle Corporation	203	28,345
Qualcomm Incorporated	49	7,542
Salesforce, Inc.	58	15,477
SEI Investments Company	78	6,083
Tesla Inc. (a)	137	35,561
Under Armour, Inc. - Class A (a)	441	2,757
Vertex Pharmaceuticals Incorporated (a)	36	17,558
Visa Inc. - Class A	92	32,088
Yum! Brands, Inc.	31	4,882
		441,143
China 8.9%
Alibaba Group Holding Limited - ADR	69	9,067
Baidu, Inc. - Class A - ADR (a) (b)	84	7,689
Tencent Holdings Limited	390	25,043
Trip.com Group Limited - ADR	282	17,901
Yum China Holdings, Inc.	170	8,855
		68,555
Argentina 6.7%
MercadoLibre, Inc. (a)	27	51,868
Switzerland 4.8%
CRISPR Therapeutics AG (a) (b)	194	6,589
Nestle S.A. - Class N	56	5,652
Novartis AG - Class N	223	24,853
		37,094
United Kingdom 4.7%
Arm Holdings PLC - ADR (a) (b)	107	11,405
Experian PLC	358	16,624
Reckitt Benckiser Group PLC	37	2,537
Unilever PLC	94	5,592
		36,158
Netherlands 4.7%
Adyen N.V. (a) (c)	17	26,234
NXP Semiconductors N.V.	52	9,825
		36,059
Canada 4.2%
Shopify Inc. - Class A (a)	340	32,426
Denmark 2.1%
Novo Nordisk A/S - Class B	232	16,112
Brazil 1.6%
American Beverage Co Ambev - ADR	5,392	12,564
Japan 1.5%
FANUC Corporation	427	11,677
France 1.4%
LVMH Moet Hennessy Louis Vuitton	12	7,695
Societe d'exploitation Hoteliere	50	3,245
		10,940
Hong Kong 0.2%
Budweiser Brewing Company APAC Limited (c)	937	1,130
Total Common Stocks (cost $551,316)		755,726
PREFERRED STOCKS 1.6%
Switzerland 1.6%
Roche Holding AG	36	11,918
Total Preferred Stocks (cost $11,825)		11,918
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	1,466	1,466
Total Short Term Investments (cost $1,466)		1,466
Total Investments 99.8% (cost $564,607)		769,110
Other Assets and Liabilities, Net 0.2%		1,687
Total Net Assets 100.0%		770,797

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	7,561	77,711	83,806	37	—	—	1,466	0.2

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	22,900	26,234	3.4
Budweiser Brewing Company APAC Limited	04/21/20	2,397	1,130	0.2
		25,297	27,364	3.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	609,332	146,394	—	755,726
Preferred Stocks	—	11,918	—	11,918
Short Term Investments	1,466	—	—	1,466
	610,798	158,312	—	769,110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 63.3%
Financials 22.9%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	2,778	2,773
6.34%, 09/18/27 (a) (b)	600	614
AEGON Funding Company LLC
5.50%, 04/16/27 (a) (c)	1,260	1,277
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	289	298
4.63%, 09/10/29	511	505
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,196	1,226
AIB Group Public Limited Company
6.61%, 09/13/29 (a)	745	786
AIG Global Funding
5.20%, 01/12/29 (a)	418	424
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	1,115	1,112
Ally Financial Inc.
5.75%, 11/20/25	2,328	2,335
American National Global Funding
5.55%, 01/28/30 (a)	590	601
Aon Corporation
8.21%, 01/01/27	617	650
Atlas Warehouse Lending Company, L.P.
6.05%, 01/15/28 (a)	429	433
6.25%, 01/15/30 (a)	250	251
Aviation Capital Group LLC
1.95%, 01/30/26 - 09/20/26 (a)	3,278	3,166
3.50%, 11/01/27 (a)	609	588
6.25%, 04/15/28 (a)	533	552
5.38%, 07/15/29 (a)	345	348
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	1,949	1,957
2.13%, 02/21/26 (a)	243	237
4.25%, 04/15/26 (a)	2,307	2,293
3.25%, 02/15/27 (a)	378	366
4.95%, 01/15/28 (a)	396	394
2.75%, 02/21/28 (a)	478	449
6.38%, 05/04/28 (a)	849	878
5.75%, 03/01/29 - 11/15/29 (a)	939	957
Bank of America Corporation
1.73%, 07/22/27	607	585
3.97%, 03/05/29	3,309	3,249
Bank of Ireland Group Public Limited Company
2.03%, 09/30/27 (a)	1,172	1,127
5.60%, 03/20/30 (a)	854	873
BankUnited, Inc.
4.88%, 11/17/25	1,080	1,080
Barclays PLC
2.85%, 05/07/26 (b)	350	349
5.20%, 05/12/26 (b)	1,618	1,623
5.83%, 05/09/27	646	654
6.50%, 09/13/27	725	742
2.28%, 11/24/27 (b)	680	654
5.09%, 02/25/29 (b)	427	430
5.37%, 02/25/31 (b)	445	449
Blackstone Private Credit Fund
2.63%, 12/15/26	319	305
4.95%, 09/26/27 (a)	184	182
Blackstone Secured Lending Fund
3.63%, 01/15/26	1,027	1,018
2.13%, 02/15/27	200	189
Block, Inc.
0.00%, 05/01/26 (b) (d)	684	647
2.75%, 06/01/26	659	639
BNP Paribas
2.22%, 06/09/26 (a) (b)	1,563	1,555
2.59%, 01/20/28 (a)	2,104	2,025
5.13%, 01/13/29 (a) (b)	221	223
5.50%, 05/20/30 (a)	898	914
BPCE
5.98%, 01/18/27 (a) (b)	846	853
Bread Financial Payments, Inc.
9.75%, 03/15/29 (a)	1,279	1,349
Brighthouse Financial, Inc.
5.55%, 04/09/27 (a)	935	947
5.65%, 06/10/29 (a)	748	760
CaixaBank, S.A.
5.67%, 03/15/30 (a)	380	390
Castlelake Aviation Finance Designated Activity Company
5.00%, 04/15/27 (a)	282	284
Citigroup Inc.
4.40%, 06/10/25	1,854	1,853
3.89%, 01/10/28	817	807
4.79%, 03/04/29	1,571	1,575
5.17%, 02/13/30	1,268	1,283
Citizens Bank, National Association
4.58%, 08/09/28 (e)	759	756
Citizens Financial Group, Inc.
5.84%, 01/23/30	469	481
5.25%, 03/05/31	1,316	1,322
CNO Financial Group, Inc.
5.25%, 05/30/25	609	609
CNO Global Funding
1.75%, 10/07/26 (a)	1,016	971
5.88%, 06/04/27 (a)	943	966
4.88%, 12/10/27 (a)	505	506
4.95%, 09/09/29 (a)	262	263
Danske Bank A/S
5.43%, 03/01/28 (a)	637	648
4.30%, 04/01/28 (a)	367	364
4.61%, 10/02/30 (a) (b)	771	759
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,075	1,097
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (f)	736	767
F&G Global Funding
2.30%, 04/11/27 (a)	608	578
5.88%, 06/10/27 (a)	651	664
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (b)	440	454
5.25%, 04/26/29 (a)	868	884
First Citizens BancShares, Inc.
6.76%, (3 Month Term SOFR + 2.46%), 03/15/30 (g)	278	278
5.23%, 03/12/31	966	967
First Horizon Corporation
5.51%, 03/07/31	526	528
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	3,126	3,105
3.38%, 11/13/25	1,539	1,518
6.95%, 06/10/26	200	203
2.70%, 08/10/26	1,131	1,089
5.85%, 05/17/27	621	623
7.35%, 11/04/27	591	611
5.80%, 03/08/29	1,112	1,100
5.30%, 09/06/29	1,046	1,015
Freedom Mortgage Corporation
12.00%, 10/01/28 (a)	713	766
GA Global Funding Trust
4.40%, 09/23/27 (a)	996	989
5.50%, 01/08/29 (a)	821	837
General Motors Financial Company, Inc.
2.75%, 06/20/25	408	406
5.40%, 04/06/26 - 05/08/27	442	444
5.55%, 07/15/29	509	513
GGAM Finance Ltd.
7.75%, 05/15/26 (a)	752	761
Goldman Sachs Group, Inc., The
1.95%, 10/21/27	3,170	3,041
2.64%, 02/24/28	420	405
4.22%, 05/01/29	3,501	3,453
Home Point Capital Inc.
5.00%, 02/01/26 (a) (c)	872	869

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
HSBC Holdings PLC
5.89%, 08/14/27 (b)	762	774
5.60%, 05/17/28	869	883
4.90%, 03/03/29 (b)	681	683
Huntington Bancshares Incorporated
4.44%, 08/04/28	403	400
ING Groep N.V.
6.08%, 09/11/27 (b)	1,325	1,352
Intesa Sanpaolo SPA
5.71%, 01/15/26 (a)	200	201
Jane Street Group, LLC
4.50%, 11/15/29 (a)	565	535
JPMorgan Chase & Co.
5.01%, 01/23/30	2,777	2,807
KeyBank National Association
4.70%, 01/26/26	1,404	1,403
KeyCorp
5.12%, 04/04/31	259	260
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,700	1,695
4.25%, 02/01/27 (a)	708	689
Lincoln Financial Global Funding
5.30%, 01/13/30 (a)	523	532
Lloyds Banking Group PLC
5.46%, 01/05/28 (b)	272	275
LPL Holdings, Inc.
5.70%, 05/20/27	251	255
4.63%, 11/15/27 (a)	2,619	2,588
6.75%, 11/17/28	756	798
5.20%, 03/15/30	417	419
M&T Bank Corporation
4.55%, 08/16/28	637	633
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	3,090	3,243
5.15%, 03/17/30 (a)	176	174
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b) (c)	2,021	2,019
Macquarie Group Limited
1.34%, 01/12/27 (a)	645	629
Manufacturers and Traders Trust Company
4.70%, 01/27/28	397	397
MGIC Investment Corporation
5.25%, 08/15/28	537	532
Morgan Stanley
5.12%, 02/01/29	623	631
5.45%, 07/20/29	720	737
5.17%, 01/16/30	1,746	1,769
4.43%, 01/23/30	1,841	1,818
5.04%, 07/19/30	383	386
Morgan Stanley Bank, National Association
5.02%, 01/12/29	387	391
Mutual Of Omaha Cps Global Funding
5.80%, 07/27/26 (a)	370	375
5.45%, 12/12/28 (a)	620	636
5.00%, 04/01/30 (a)	390	392
NatWest Group PLC
7.47%, 11/10/26 (b)	1,512	1,537
4.89%, 05/18/29 (b)	470	471
5.81%, 09/13/29	491	507
4.96%, 08/15/30 (b)	519	520
Navient Corporation
6.75%, 06/25/25	875	876
5.00%, 03/15/27	144	141
NMI Holdings, Inc.
6.00%, 08/15/29	189	192
Osaic Holdings, Inc.
10.75%, 08/01/27 (a)	743	754
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	1,110	1,108
Popular, Inc.
7.25%, 03/13/28	1,014	1,047
Principal Life Global Funding II
5.10%, 01/25/29 (a)	655	665
Radian Group Inc.
6.20%, 05/15/29	465	479
RGA Global Funding
5.45%, 05/24/29 (a)	502	514
Rocket Mortgage, LLC
2.88%, 10/15/26 (a)	2,188	2,100
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	317	320
5.10%, 12/10/29 (a)	491	494
Santander Holdings USA, Inc.
3.24%, 10/05/26	217	212
2.49%, 01/06/28	385	369
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)	397	396
6.53%, 01/10/29 (b)	955	991
Societe Generale
1.49%, 12/14/26 (a)	500	488
5.25%, 02/19/27 (a) (b)	1,126	1,134
Standard Chartered PLC
6.19%, 07/06/27 (a) (b)	306	311
6.75%, 02/08/28 (a)	393	406
5.69%, 05/14/28 (a)	457	465
Sumitomo Mitsui Financial Group, Inc.
5.80%, 07/13/28	407	422
Swedbank Finans Aktiebolag
5.37%, (SOFR + 1.03%), 11/20/29 (a) (g)	629	634
Synchrony Bank
5.63%, 08/23/27 (e)	1,688	1,711
Synchrony Financial
4.50%, 07/23/25	798	798
3.70%, 08/04/26	265	260
3.95%, 12/01/27	223	217
Synovus Bank
4.00%, 10/29/30	250	246
Tiaa Asset Management, LLC
5.55%, 01/15/30 (a)	325	335
Truist Financial Corporation
6.05%, 06/08/27	514	523
4.87%, 01/26/29	477	480
5.44%, 01/24/30	409	417
U.S. Bancorp
4.55%, 07/22/28	564	564
4.65%, 02/01/29	883	883
5.78%, 06/12/29	840	865
5.10%, 07/23/30	646	653
5.05%, 02/12/31	1,582	1,595
UBS Group AG
5.71%, 01/12/27 (a)	555	559
1.49%, 08/10/27 (a) (b)	313	300
6.44%, 08/11/28 (a) (b)	2,029	2,105
3.87%, 01/12/29 (a) (b)	523	511
5.43%, 02/08/30 (a) (b)	279	285
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (a)	749	747
Wells Fargo & Company
2.19%, 04/30/26	679	678
4.81%, 07/25/28	1,074	1,078
5.57%, 07/25/29	1,270	1,304
6.30%, 10/23/29	523	549
5.20%, 01/23/30	988	1,003
		158,223
Energy 11.1%
6297782 LLC
4.91%, 09/01/27 (a)	640	640
5.03%, 10/01/29 (a)	777	771
Antero Midstream Partners LP
5.75%, 01/15/28 (a)	1,341	1,334
Antero Resources Corporation
7.63%, 02/01/29 (a)	1,544	1,583
Apa Corp.
4.38%, 10/15/28 (a)	2,186	2,096
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,108
California Resources Corporation
7.13%, 02/01/26 (a)	97	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Canadian Natural Resources Limited
5.00%, 12/15/29 (a)	195	195
Cheniere Energy, Inc.
4.63%, 10/15/28	353	349
Citgo Petroleum Corporation
6.38%, 06/15/26 (a)	1,519	1,516
Civitas Resources, Inc.
5.00%, 10/15/26 (a)	1,250	1,231
8.38%, 07/01/28 (a)	702	725
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,545
6.04%, 08/15/28 (a)	538	556
Continental Resources, Inc.
2.27%, 11/15/26 (a)	2,038	1,953
4.38%, 01/15/28	868	851
Coterra Energy Inc.
3.90%, 05/15/27	2,053	2,021
4.38%, 03/15/29	1,237	1,219
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)	1,850	1,924
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,869	1,867
6.00%, 02/01/29 (a)	1,100	1,119
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,049
DT Midstream, Inc.
4.13%, 06/15/29 (a)	1,600	1,507
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	884	900
Ecopetrol S.A.
8.63%, 01/19/29	1,557	1,652
EnLink Midstream Partners, LP
4.15%, 06/01/25	750	749
Enlink Midstream, LLC
5.63%, 01/15/28 (a)	1,336	1,359
EQM Midstream Partners, LP
7.50%, 06/01/27 (a)	500	511
EQT Corporation
3.13%, 05/15/26 (a)	1,787	1,751
3.90%, 10/01/27	813	798
5.70%, 04/01/28	564	579
Expand Energy Corporation
5.88%, 02/01/29 (a)	878	876
Genesis Energy, L.P.
8.00%, 01/15/27	451	460
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	334	324
Greenko Power Projects (Mauritius) Limited
5.50%, 04/06/25 (e)	1,222	1,221
Gulfport Energy Operating Corporation
6.75%, 09/01/29 (a)	1,009	1,024
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	525	524
4.85%, 12/01/29 (a) (c)	782	760
Hess Infrastructure Partners LP
5.88%, 03/01/28 (a)	240	241
HF Sinclair Corporation
5.00%, 02/01/28	1,168	1,163
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	862	869
Kinetik Holdings LP
6.63%, 12/15/28 (a)	530	538
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	1,125	1,104
Leviathan Bond Ltd
6.13%, 06/30/25 (e)	1,731	1,726
Matador Resources Company
6.88%, 04/15/28 (a)	1,304	1,318
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	946	944
Occidental Petroleum Corporation
6.38%, 09/01/28	600	623
Ovintiv Canada ULC
5.65%, 05/15/25 - 05/15/28	1,750	1,781
Ovintiv Exploration Inc.
5.38%, 01/01/26	1,196	1,199
Permian Resources Operating, LLC
5.38%, 01/15/26 (a)	846	843
Petroleos Mexicanos
6.88%, 10/16/25	2,436	2,432
6.49%, 01/23/27	1,003	981
Range Resources Corporation
8.25%, 01/15/29	946	974
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	1,050	988
Sitio Royalties Operating Partnership, LP
7.88%, 11/01/28 (a)	828	853
SM Energy Company
6.75%, 09/15/26	1,329	1,329
Southwestern Energy Company
5.38%, 02/01/29	841	840
Suncor Energy Inc.
7.88%, 06/15/26	671	696
Targa Resources Partners LP
6.50%, 07/15/27	1,355	1,361
5.00%, 01/15/28	311	311
6.88%, 01/15/29	3,882	3,976
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,600	1,578
4.00%, 08/15/26 (e)	1,602	1,566
Vine Energy Holdings LLC
6.75%, 04/15/29 (a)	959	972
Viper Energy, Inc.
5.38%, 11/01/27 (a)	1,432	1,414
Welltec International ApS
8.25%, 10/15/26 (a)	444	448
Western Midstream Operating, LP
4.75%, 08/15/28	385	383
6.35%, 01/15/29	1,179	1,232
Whistler Pipeline LLC
5.40%, 09/30/29 (a)	571	575
Williams Companies, Inc., The
5.30%, 08/15/28	535	546
4.90%, 03/15/29	659	663
		77,211
Industrials 5.7%
Air Canada
3.88%, 08/15/26 (a)	707	691
Aircastle Limited
5.25%, 08/11/25 - 03/15/30 (a)	960	960
BAE Systems PLC
5.00%, 03/26/27 (a)	426	430
5.13%, 03/26/29 (a)	318	322
Boeing Company, The
2.20%, 02/04/26 (f)	1,647	1,612
2.25%, 06/15/26	413	400
2.70%, 02/01/27	551	532
5.04%, 05/01/27 (f)	281	282
6.26%, 05/01/27 (f)	1,205	1,239
3.25%, 02/01/28	327	314
3.20%, 03/01/29	229	215
6.30%, 05/01/29 (f)	981	1,028
5.15%, 05/01/30 (f)	339	341
Bombardier Inc.
7.13%, 06/15/26 (a)	248	248
7.88%, 04/15/27 (a)	208	209
CNH Industrial Capital LLC
4.75%, 03/21/28	328	328
Concentrix Corporation
6.65%, 08/02/26	725	740
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	305	310
F-Brasile S.P.A.
7.38%, 08/15/26 (a)	1,000	1,000
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (a)	610	598
GXO Logistics Inc.
1.65%, 07/15/26	1,040	999

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
6.25%, 05/06/29	1,158	1,194
HEICO Corporation
5.25%, 08/01/28	439	446
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,007	1,020
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	865	867
IDEX Corporation
4.95%, 09/01/29	174	174
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,355	1,414
MasTec, Inc.
4.50%, 08/15/28 (a)	1,602	1,562
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	260	255
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	284	278
5.35%, 01/12/27 (a)	852	861
4.20%, 04/01/27 (a)	1,403	1,390
Quanta Services, Inc.
4.75%, 08/09/27	258	258
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (f)	2,851	2,912
6.30%, 02/15/30 (f)	780	811
Rolls-Royce PLC
3.63%, 10/14/25 (a)	485	482
5.75%, 10/15/27 (a)	400	409
TransDigm Inc.
5.50%, 11/15/27	668	660
6.75%, 08/15/28 (a)	676	686
Trinity Industries, Inc.
7.75%, 07/15/28 (a)	1,081	1,120
Triton Container International Limited
2.05%, 04/15/26 (a)	778	756
Triumph Group, Inc.
9.00%, 03/15/28 (a)	1,519	1,598
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	275	271
8.50%, 08/15/27 (a) (c)	784	781
Uber Technologies, Inc.
6.25%, 01/15/28 (a)	288	293
4.50%, 08/15/29 (a)	2,071	2,036
Veralto Corporation
5.35%, 09/18/28	498	510
Vertiv Group Corporation
4.13%, 11/15/28 (a)	602	573
Weir Group PLC(The)
2.20%, 05/13/26 (a)	1,500	1,457
XPO, Inc.
6.25%, 06/01/28 (a)	1,311	1,325
		39,197
Consumer Discretionary 5.6%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29 (a)	258	252
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (a)	462	455
Carnival Corporation
5.75%, 03/01/27 (a)	1,685	1,686
4.00%, 08/01/28 (a)	2,335	2,234
Clarios Global LP
8.50%, 05/15/27 (a)	1,707	1,712
Discovery Communications, LLC
3.95%, 03/20/28	823	791
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	158	159
Flutter Treasury Designated Activity Company
6.38%, 04/29/29 (a)	1,000	1,018
Hasbro, Inc.
3.90%, 11/19/29 (f)	2,431	2,314
Hyatt Hotels Corporation
5.05%, 03/30/28	326	327
5.25%, 06/30/29	388	391
Hyundai Capital America
5.88%, 04/07/25 (a)	401	401
5.65%, 06/26/26 (a)	822	831
5.25%, 01/08/27 (a)	669	674
2.00%, 06/15/28 (a)	654	598
6.10%, 09/21/28 (a)	745	772
5.30%, 01/08/29 (a)	409	412
6.50%, 01/16/29 (a)	763	801
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	1,051	1,051
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,131
5.90%, 06/01/27	250	254
Mattel, Inc.
5.88%, 12/15/27 (a)	1,242	1,244
MCE Finance Limited
4.88%, 06/06/25 (e)	1,026	1,021
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	793	797
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (a)	1,286	1,309
Old Claimco, LLC
6.75%, 05/01/26 (a)	1,234	1,215
Prosus N.V.
3.26%, 01/19/27 (a)	875	849
PVH Corp.
4.63%, 07/10/25 (f)	1,159	1,158
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	1,791	1,940
Sands China Ltd.
5.13%, 08/08/25 (f) (h)	200	200
Sizzling Platter, LLC
8.50%, 11/28/25 (a)	1,100	1,100
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	750	748
4.75%, 10/20/28 (a)	210	209
Stellantis Finance US Inc.
5.35%, 03/17/28 (a)	459	459
Tapestry, Inc.
5.10%, 03/11/30	197	197
Volkswagen Group of America Finance, LLC
5.40%, 03/20/26 (a)	950	957
4.90%, 08/14/26 (a)	315	315
5.70%, 09/12/26 (a)	799	808
6.00%, 11/16/26 (a)	400	407
4.95%, 03/25/27 (a)	322	322
Warnermedia Holdings, Inc.
3.76%, 03/15/27	897	875
4.05%, 03/15/29	555	523
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,250	2,248
6.88%, 04/14/28 (a)	1,450	1,425
		38,590
Utilities 4.7%
Alexander Funding Trust II
7.47%, 07/31/28 (a)	722	768
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (h)	1,068	1,074
Alliant Energy Finance, LLC
5.40%, 06/06/27 (a)	244	247
5.95%, 03/30/29 (a)	1,349	1,392
Ameren Corporation
5.00%, 01/15/29	676	682
Black Hills Corporation
5.95%, 03/15/28	724	750
Brooklyn Union Gas Company, The
4.63%, 08/05/27 (a)	1,510	1,503
CenterPoint Energy Houston Electric, LLC
4.80%, 03/15/30	691	694
CenterPoint Energy, Inc.
5.40%, 06/01/29	642	656
Cleco Corporate Holdings LLC
3.74%, 05/01/26	436	430
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (a)	902	864

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
DPL Inc.
4.13%, 07/01/25	707	703
DTE Energy Company
5.10%, 03/01/29	784	795
Electricite de France
5.70%, 05/23/28 (a)	872	896
Enel Finance International N.V.
5.13%, 06/26/29 (a)	675	683
Engie
5.25%, 04/10/29 (a)	330	336
Evergy Kansas Central, Inc.
4.70%, 03/13/28	324	325
Evergy Missouri West, Inc.
5.15%, 12/15/27 (a)	717	727
Eversource Energy
5.95%, 02/01/29	550	571
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,561	1,513
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	554
Liberty Utilities Co.
5.58%, 01/31/29 (a) (c)	688	704
Listrindo Capital B.V. in liquidatie
4.95%, 09/14/26 (e)	1,750	1,747
National Fuel Gas Company
5.50%, 10/01/26	562	568
5.50%, 03/15/30 (f)	1,541	1,569
National Grid PLC
5.60%, 06/12/28	503	516
NiSource Inc.
5.20%, 07/01/29	378	385
NRG Energy, Inc.
2.00%, 12/02/25 (a)	1,063	1,043
NSTAR Electric Company
4.85%, 03/01/30	437	441
OGE Energy Corp.
5.45%, 05/15/29	254	260
Pennsylvania Electric Company
5.15%, 03/30/26 (a)	479	482
PG&E Company
5.29%, (SOFR + 0.95%), 09/04/25 (g)	783	784
3.15%, 01/01/26	1,184	1,168
5.55%, 05/15/29	494	500
Puget Energy, Inc.
3.65%, 05/15/25	1,073	1,071
Southwest Gas Corporation
5.80%, 12/01/27	705	726
5.45%, 03/23/28	564	576
System Energy Resources, Inc.
6.00%, 04/15/28	1,500	1,552
The AES Corporation
5.45%, 06/01/28	711	723
The Southern Company
5.11%, 08/01/27 (h)	673	681
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	358	358
5.05%, 12/30/26 (a)	175	176
5.63%, 02/15/27 (a)	200	199
		32,392
Health Care 3.6%
Amgen Inc.
5.51%, 03/02/26	1,098	1,098
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	1,022	1,021
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	3,834	3,820
Bayer US Finance LLC
6.25%, 01/21/29 (a) (c)	797	826
Centene Corporation
4.25%, 12/15/27	3,092	3,017
2.45%, 07/15/28	757	692
Elevance Health, Inc.
4.90%, 02/08/26	489	489
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/29 (a)	992	946
GE HealthCare Technologies Inc.
4.80%, 08/14/29	195	196
HCA Inc.
5.25%, 04/15/25 - 03/01/30	1,714	1,726
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	313	318
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	366	373
5.85%, 05/08/29	384	396
Illumina, Inc.
5.75%, 12/13/27	896	916
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (a)	1,106	1,096
6.25%, 02/01/29	347	361
Mars, Incorporated
4.45%, 03/01/27 (a)	419	420
4.60%, 03/01/28 (a)	450	452
4.80%, 03/01/30 (a)	832	837
Royalty Pharma PLC
5.15%, 09/02/29	387	389
Solventum Corporation
5.40%, 03/01/29	1,283	1,308
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,851	2,764
Universal Health Services, Inc.
4.63%, 10/15/29	1,510	1,470
		24,931
Consumer Staples 2.7%
Albertsons Companies, Inc.
6.50%, 02/15/28 (a)	1,162	1,177
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	1,196	1,194
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	1,021	1,024
Altria Group, Inc.
4.88%, 02/04/28	257	259
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	887	878
B.A.T Capital Corporation
3.56%, 08/15/27	293	286
Bacardi Limited
4.70%, 05/15/28 (a)	1,023	1,017
5.25%, 01/15/29 (a)	653	658
Bacardi-Martini B.V.
5.55%, 02/01/30 (a)	653	664
Central American Bottling Corporation
5.25%, 04/27/29 (a)	850	814
Imperial Brands Finance PLC
6.13%, 07/27/27 (a)	805	830
5.50%, 02/01/30 (a)	2,461	2,518
JBS USA Food Company
5.13%, 02/01/28	412	416
3.00%, 02/02/29	545	510
5.50%, 01/15/30	667	676
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	295	295
Reynolds American Inc.
4.45%, 06/12/25	909	908
Safeway Inc.
3.25%, 03/15/26 (a)	687	671
4.63%, 01/15/27 (a)	1,641	1,617
Tyson Foods, Inc.
5.40%, 03/15/29	211	216
Viterra Finance B.V.
2.00%, 04/21/26 (a)	353	342
4.90%, 04/21/27 (a)	791	790
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (a)	1,340	1,328
		19,088

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Information Technology 2.3%
AppLovin Corporation
5.13%, 12/01/29	3,000	3,009
Atlassian Corporation
5.25%, 05/15/29	736	750
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	766	728
Broadcom Inc.
5.05%, 07/12/29	642	651
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	866	797
Dell International L.L.C.
4.75%, 04/01/28	319	320
5.00%, 04/01/30	318	320
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,392
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	2,370	2,454
Gartner, Inc.
4.50%, 07/01/28 (a)	1,001	981
Intel Corporation
3.15%, 05/11/27	132	128
3.75%, 08/05/27	374	366
2.45%, 11/15/29	330	296
Microchip Technology Incorporated
4.90%, 03/15/28	395	396
5.05%, 02/15/30	461	460
Open Text Corporation
6.90%, 12/01/27 (a)	670	693
Oracle Corporation
4.80%, 08/03/28	644	649
Synopsys, Inc.
4.55%, 04/01/27	510	512
4.65%, 04/01/28	259	261
4.85%, 04/01/30	645	649
		15,812
Real Estate 2.0%
American Tower Corporation
3.60%, 01/15/28	1,415	1,378
5.25%, 07/15/28	583	594
Crown Castle Inc.
3.65%, 09/01/27	239	233
5.00%, 01/11/28	596	598
EPR Properties
4.75%, 12/15/26	564	561
4.50%, 06/01/27	536	529
GLP Financing, LLC
5.38%, 04/15/26	469	471
HAT Holdings I LLC
3.38%, 06/15/26 (a)	1,392	1,349
8.00%, 06/15/27 (a)	858	889
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	1,053	1,032
Tanger Properties Limited Partnership
3.88%, 07/15/27	1,464	1,437
VICI Properties Inc.
4.63%, 06/15/25 (a)	724	724
4.50%, 09/01/26 (a)	956	951
4.25%, 12/01/26 (a)	1,141	1,129
5.75%, 02/01/27 (a)	707	716
3.75%, 02/15/27 (a)	441	432
3.88%, 02/15/29 (a)	591	565
Vornado Realty L.P.
2.15%, 06/01/26	284	274
		13,862
Materials 1.9%
Amcor Flexibles North America, Inc.
4.80%, 03/17/28 (a)	392	394
5.10%, 03/17/30 (a)	326	329
Anglo American Capital PLC
4.75%, 04/10/27 (a)	333	333
4.50%, 03/15/28 (a)	1,337	1,330
3.88%, 03/16/29 (a)	200	193
Celanese US Holdings LLC
6.42%, 07/15/27 (f) (h)	1,428	1,451
Chevron Phillips Chemical Company LLC
4.75%, 05/15/30 (a)	154	154
Glencore Funding LLC
5.34%, 04/04/27 (a)	885	896
4.91%, 04/01/28 (a)	195	196
6.13%, 10/06/28 (a)	513	534
5.37%, 04/04/29 (a)	878	892
5.19%, 04/01/30 (a)	195	196
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	1,712	1,682
Kraton Corporation
5.00%, 07/15/27 (a)	259	262
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.70%, 10/17/28 (a)	258	259
New Gold Inc
7.50%, 07/15/27 (a)	1,000	1,007
PT. Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	995
Rio Tinto Finance (USA) plc
4.38%, 03/12/27	98	98
4.50%, 03/14/28	251	252
4.88%, 03/14/30	941	950
Saudi Arabian Mining Company
5.25%, 02/13/30 (a)	393	398
Sonoco Products Company
4.45%, 09/01/26	160	160
		12,961
Communication Services 0.8%
Charter Communications Operating, LLC
6.15%, 11/10/26	1,696	1,730
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	2,442	2,367
NBN Co Limited
4.25%, 10/01/29 (a)	200	197
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	707	697
Sirius XM Radio Inc.
3.13%, 09/01/26 (a)	675	654
		5,645
Total Corporate Bonds And Notes (cost $434,878)		437,912
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.4%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.58%, (1 Month Term SOFR + 1.26%), 10/20/36 (g)	459	459
Affirm Asset Securitization Trust 2023-B
Series 2023-1A-B, 6.82%, 09/15/25	1,205	1,216
Series 2023-A-B, 6.82%, 04/15/26	1,395	1,408
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	565	569
Series 2024-1A-A, 5.61%, 02/15/29	1,155	1,164
Affirm Master Trust
Series 2025-A-1A, 4.99%, 02/15/33	705	707
AGL CLO 14 Ltd
Series 2021-AR-14A, 5.43%, (3 Month Term SOFR + 0.87%), 12/04/34 (g)	2,000	2,000
AmeriCredit Automobile Receivables Trust 2024-1
Series 2024-A2A-1, 5.75%, 10/18/25	738	741
AMMC CLO 23 Ltd
Series 2020-A1R2-23A, 5.72%, (3 Month Term SOFR + 1.42%), 04/17/35 (g)	2,500	2,501
AMMC CLO 25 Ltd
Series 2022-A1R-25A, 5.65%, (3 Month Term SOFR + 1.35%), 04/15/35 (g)	1,550	1,549
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.77%, (SOFR 30-Day Average + 1.45%), 01/15/37 (g)	592	592
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-A-2A, 2.02%, 02/20/26	2,079	2,041
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 5.36%, (3 Month Term SOFR + 1.06%), 07/24/34 (g)	610	609

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bain Capital Credit, LP
Series 2019-AR2-1A, 5.52%, (3 Month Term SOFR + 1.23%), 04/19/34 (g)	2,250	2,247
Bank5 2025-5YR14
Series 2025-A3-5YR14, REMIC, 5.65%, 04/15/30	3,460	3,564
Bardot CLO, Ltd
Series 2019-ARR-2A, 5.28%, (3 Month Term SOFR + 0.98%), 10/22/32 (g)	1,500	1,493
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.44%, (SOFR 30-Day Average + 1.10%), 12/26/31 (g)	626	627
BBCMS Mortgage Trust 2024-5C29
Series 2024-A2-5C29, REMIC, 4.74%, 08/17/29	1,000	994
Benchmark 2018-B2 Mortgage Trust
Series 2018-A5-B2, REMIC, 3.88%, 01/18/28 (g)	330	319
Benchmark 2019-B11 Mortgage Trust
Series 2019-A5-B11, REMIC, 3.54%, 05/17/28	510	479
Benchmark 2024-V12 Mortgage Trust
Series 2024-A3-V12, REMIC, 5.74%, 12/15/29	800	821
Benchmark 2024-V7 Mortgage Trust
Series 2024-A3-V7, REMIC, 6.23%, 05/17/29 (g)	460	480
Benefit Street Partners CLO IV, Ltd.
Series 2014-AR4-IVA, 5.64%, (3 Month Term SOFR + 1.35%), 04/20/34 (g)	1,290	1,290
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.05%, 10/17/28 (g)	620	663
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C8, REMIC, 5.63%, 12/17/29 (g)	800	821
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 5.75%, (1 Month Term SOFR + 1.43%), 12/15/38 (g)	341	341
Buckhorn Park CLO, Ltd.
Series 2019-ARR-1A, 5.36%, (3 Month Term SOFR + 1.07%), 07/18/34 (g)	2,030	2,024
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 5.28%, (1 Month Term SOFR + 0.96%), 11/15/38 (g)	514	513
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.76%, (1 Month Term SOFR + 1.44%), 02/17/26 (g)	1,069	1,070
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.71%, (1 Month Term SOFR + 1.39%), 03/15/26 (g)	657	657
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 5.32%, (1 Month Term SOFR + 1.00%), 01/18/39 (g)	705	703
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.76%, (1 Month Term SOFR + 1.44%), 04/15/29 (g)	1,057	1,058
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 5.46%, (1 Month Term SOFR + 1.14%), 03/15/27 (g)	680	675
Canyon CLO 2020-2 Ltd
Series 2020-AR2-2A, 5.33%, (3 Month Term SOFR + 1.03%), 10/15/34 (g)	2,000	1,996
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 5.61%, (3 Month Term SOFR + 1.31%), 07/28/31 (g)	1,120	1,120
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 5.63%, (3 Month Term SOFR + 1.34%), 04/21/31 (g)	1,267	1,267
CarMax Auto Owner Trust 2023-1
Series 2023-B-1, 4.98%, 01/16/29	1,960	1,973
CarMax Auto Owner Trust 2023-2
Series 2023-B-2, 5.18%, 03/15/27	1,150	1,163
CarMax Auto Owner Trust 2023-4
Series 2023-B-4, 6.39%, 09/15/27	1,975	2,053
CarMax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	715	726
Series 2024-A4-2, 5.51%, 11/15/29	385	394
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	45	44
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,171
Cedar Funding XI CLO Ltd
Series 2019-A1R2-11A, 5.38%, (3 Month Term SOFR + 1.06%), 06/01/32 (g)	1,346	1,345
Chase Auto Owner Trust 2024-3
Series 2024-A3-3A, 5.22%, 07/25/29	860	872
Chesapeake Funding II LLC
Series 2024-A1-1A, 5.52%, 09/15/27	1,584	1,603
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 5.65%, (3 Month Term SOFR + 1.36%), 01/31/31 (g)	122	122
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-A5-GC36, REMIC, 3.62%, 01/10/26	170	167
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	1,000	985
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	2,080	2,097
Citizens Auto Receivables Trust 2023-2
Series 2023-A2A-2, 6.09%, 04/15/25	139	139
Series 2023-A3-2, 5.83%, 08/15/26	2,405	2,433
Clover CLO 2021-3 LLC
Series 2021-AR-3A, 5.37%, (3 Month Term SOFR + 1.07%), 01/25/35 (g)	1,050	1,043
Columbia Cent CLO 30 Limited
Series 2021-A1R-31A, 5.40%, (3 Month Term SOFR + 1.10%), 04/20/34 (g)	1,580	1,575
Comenity Bank
Series 2024-A-A, 5.47%, 04/15/27	1,275	1,299
Series 2024-A-B, 4.62%, 07/15/27	625	628
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.96%, (1 Month Term SOFR + 1.70%), 08/15/41 (g)	500	499
Crestline Denali CLO XVII Ltd
Series 2018-ARR-1A, 5.43%, (3 Month Term SOFR + 1.13%), 10/15/31 (g)	1,158	1,157
DBGS 2018-C1 Mortgage Trust
Series 2018-A4-C1, REMIC, 4.47%, 10/17/28 (g)	2,030	1,976
Dryden 104 CLO Ltd
Series 2022-A1R-104A, 5.61%, (3 Month Term SOFR + 1.29%), 08/20/34 (g)	2,830	2,827
Dryden 43 Senior Loan Fund LLC
Series 2016-AR3-43A, 5.36%, (3 Month Term SOFR + 1.07%), 04/20/34 (g)	3,400	3,400
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 5.68%, (3 Month Term SOFR + 1.38%), 01/15/31 (g)	377	377
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	565	576
Exeter Automobile Receivables Trust 2025-2
Series 2025-D-2A, 5.89%, 07/15/31	650	656
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	346	348
First National Master Note Trust
Series 2025-A-1, 4.85%, 02/15/28	1,165	1,176
Ford Credit Auto Lease Trust 2024-A
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,844
Ford Credit Auto Lease Trust 2025-A
Series 2025-A3-A, 4.72%, 06/15/28	1,125	1,133
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.77%, (1 Month Term SOFR + 1.45%), 08/19/42 (g)	300	299
GLS Auto Receivables Issuer Trust 2021-2
Series 2021-E-2A, 2.87%, 07/15/25	870	853
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,775	2,788
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 5.73%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (g)	127	127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 5.68%, (1 Month Term SOFR + 1.36%), 11/17/36 (g)	600	596
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.73%, (1 Month Term SOFR + 1.26%), 06/16/36 (g)	650	621
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	280	259
Hertz Vehicle Financing III LLC
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,183
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 5.43%, (1 Month Term SOFR + 1.11%), 09/19/36 (g) (h)	647	646
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-A-SPRL, REMIC, 5.47%, 01/15/30	1,630	1,655
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	1,190	1,202
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	770	779
Series 2024-B1-2, 5.44%, 10/20/32	518	521
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/34	428	425
JPMDB Commercial Mortgage Securities Trust 2017-C7
Series 2017-A4-C7, REMIC, 3.15%, 07/16/27	1,979	1,908
KIND Commercial Mortgage Trust 2024-1
Series 2024-A-1, REMIC, 6.21%, 08/17/26 (g)	550	549
KKR CLO 15 Ltd.
Series BR2-15, 5.58%, (3 Month Term SOFR + 1.55%), 01/18/32 (g)	1,340	1,339
KKR CLO 23 Ltd.
Series BR-23, 5.58%, (3 Month Term SOFR + 1.55%), 10/20/31 (g)	2,050	2,049
KKR CLO 24 LTD.
Series A1R-24, 5.63%, (3 Month Term SOFR + 1.34%), 04/20/32 (g)	1,225	1,225
KKR CLO 27 LTD
Series A1R2-27A, 5.46%, (3 Month Term SOFR + 1.11%), 01/15/35 (g)	810	804
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 08/15/26 (g)	407	400
LAD Auto Receivables Trust 2023-3
Series 2023-C-3A, 6.43%, 12/15/26	1,880	1,934
LAD Auto Receivables Trust 2024-2
Series 2024-A3-2A, 5.61%, 12/15/26	1,500	1,512
LAD Auto Receivables Trust 2024-3
Series 2024-A2-3A, 4.64%, 06/15/26	660	660
Series 2024-A3-3A, 4.52%, 03/15/29	655	656
LBA Trust 2024-7IND
Series 2024-A-7IND, REMIC, 5.76%, (1 Month Term SOFR + 1.44%), 10/15/26 (g)	500	499
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,611
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,870	1,780
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 06/25/25	1,420	1,421
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 5.60%, (1 Month Term SOFR + 1.28%), 06/17/39 (g)	341	340
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 5.61%, (1 Month Term SOFR + 1.30%), 05/17/38 (g)	150	146
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.90%, (SOFR 30-Day Average + 1.55%), 01/21/37 (g)	1,409	1,403
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.70%, (1 Month Term SOFR + 1.45%), 11/01/29 (g)	770	769
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A3-1A, 4.73%, 06/17/30	375	378
M&T Equipment (2024-LEAF1), LLC
Series 2024-A3-1, 4.76%, 08/16/28	330	332
Madison Park Euro Funding XVII Designated Activity Company
Series 2022-A1R-57A, 5.58%, (3 Month Term SOFR + 1.28%), 07/27/34 (g)	2,010	2,010
Mariner Finance Issuance Trust 2021-A
Series 2021-A-AA, 1.86%, 03/20/26	1,615	1,548
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,450
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A4-A, 5.32%, 06/15/27	1,650	1,676
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	1,485	1,497
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 5.51%, (1 Month Term SOFR + 1.19%), 10/21/36 (g)	94	94
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Series 2015-A4-C27, REMIC, 3.75%, 10/20/25	280	278
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	442
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (g)	1,375	1,309
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	731	658
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	659	594
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-A-1, 5.59%, 04/27/26	1,795	1,813
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	313	291
Neuberger Berman Loan Advisers CLO 50, Ltd.
Series 2022-AR-50A, 5.54%, (3 Month Term SOFR + 1.25%), 07/23/36 (g)	1,350	1,351
NextGear Floorplan Master Owner Trust
Series 2023-A2-1A, 5.74%, 03/16/26	2,510	2,538
Nissan Auto Lease Trust 2025-A
Series 2025-A3-A, 4.75%, 08/16/27	1,670	1,684
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 5.56%, (3 Month Term SOFR + 1.26%), 01/27/31 (g)	43	43
Octagon Loan Funding Ltd
Series 2014-ARR-1A, 5.76%, (3 Month Term SOFR + 1.44%), 11/18/31 (g)	902	902
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/28	77	77
Octane Receivables Trust 2022-2
Series 2022-A-2A, 5.11%, 02/22/28	120	120
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	540	546
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	2,235	2,242
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,099
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	3,417	3,435
Palmer Square CLO 2015-1 Ltd
Series 2015-A1A5-1A, 5.34%, (3 Month Term SOFR + 1.05%), 05/21/34 (g)	1,020	1,015
Post CLO 2021-1 LTD
Series 2021-BR-1A, 5.90%, (3 Month Term SOFR + 1.60%), 10/15/34 (g)	1,500	1,500
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,330	1,338
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.59%, (3 Month Term SOFR + 1.29%), 10/23/30 (g)	690	690
RR 8 Ltd
Series 2020-A1R-8A, 5.65%, (3 Month Term SOFR + 1.35%), 07/15/37 (g)	2,250	2,250
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,445	1,444

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	3,238	3,317
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,085	1,092
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	680	697
Santander Drive Auto Receivables Trust 2024-1
Series 2024-A2-1, 5.71%, 06/16/25	135	135
Series 2024-C-1, 5.45%, 07/15/27	1,010	1,025
Santander Drive Auto Receivables Trust 2024-2
Series 2024-A3-2, 5.63%, 08/17/26	1,215	1,224
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	589
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	831	826
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	255	260
SCF Equipment Leasing 2025-1 LLC
Series 2025-A3-1A, 5.11%, 11/21/33	499	504
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A3-1A, 5.47%, 12/20/26	1,000	1,008
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	595	597
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	1,365	1,382
SFS Auto Receivables Securitization Trust 2024-3
Series 2024-A3-3A, 4.55%, 04/20/28	605	605
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 5.32%, (1 Month Term SOFR + 1.00%), 01/15/27 (g)	430	427
SWCH Commercial Mortgage Trust 2025-DATA
Series 2025-A-DATA, 5.76%, (1 Month Term SOFR + 1.44%), 03/15/27 (g)	860	850
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	1,328	1,344
TCI-Flatiron CLO 2018-1 Ltd
Series 2018-ANR-1A, 5.62%, (3 Month Term SOFR + 1.32%), 01/29/32 (g)	103	104
T-Mobile US Trust 2024-2
Series 2024-A-2A, 4.25%, 10/20/27	600	600
Towd Point Mortgage Trust 2019-HY1
Series 2019-M2-HY1, REMIC, 6.43%, (1 Month Term SOFR + 2.11%), 08/25/28 (g)	685	703
U.S. Bank National Association
Series 2025-B-SUP1, 5.58%, 02/25/32	700	701
UBS Commercial Mortgage Trust 2019-C18
Series 2019-A4-C18, REMIC, 3.04%, 12/17/29	70	64
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	543	552
Valley Stream Park CLO LTD
Series 2022-ARR-1A, 5.48%, (3 Month Term SOFR + 1.19%), 01/20/37 (g)	1,650	1,651
Venture 28A CLO Ltd
Series 2017-A1RR-28AA, 5.40%, (3 Month Term SOFR + 1.11%), 10/20/34 (g)	2,000	1,988
Voya CLO 2017-3 Ltd
Series 2017-AAR2-3A, 5.92%, (3 Month Term SOFR + 1.60%), 04/20/34 (g)	1,000	1,000
Wells Fargo & Company
Series 2015-A4-NXS2, REMIC, 3.50%, 04/17/25	1,312	1,307
Wells Fargo Commercial Mortgage Trust 2015-SG1
Series 2015-A4-SG1, REMIC, 3.79%, 08/15/25	253	250
Wells Fargo Commercial Mortgage Trust 2017-C40
Series 2017-A3-C40, REMIC, 3.32%, 08/17/27	3,790	3,680
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-A5-C50, REMIC, 3.73%, 04/17/29	130	123
Wells Fargo Commercial Mortgage Trust 2024-5C1
Series 2024-A3-5C1, REMIC, 5.93%, 07/15/57	880	905
Wells Fargo Commercial Mortgage Trust 2025-5C3
Series 2025-A3-5C3, REMIC, 6.10%, 01/15/58	1,500	1,567
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	469	469
Westlake Automobile Receivables Trust 2023-3
Series 2023-C-3A, 6.02%, 09/15/28	1,105	1,124
Westlake Automobile Receivables Trust 2024-1
Series 2024-B-1A, 5.55%, 11/15/27	1,535	1,548
Series 2024-C-1A, 5.65%, 02/15/29	1,335	1,354
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	765	773
Westlake Automobile Receivables Trust 2024-3
Series 2024-A3-3A, 4.71%, 08/15/26	500	502
Westlake Flooring Master Trust
Series 2024-A-1A, 5.43%, 02/17/26	1,220	1,227
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-3A, 4.80%, 05/18/28	895	898
Wind River 2022-1 CLO Ltd
Series 2022-AR-1A, 5.64%, (3 Month Term SOFR + 1.35%), 07/20/35 (g)	1,530	1,529
Total Non-U.S. Government Agency Asset-Backed Securities (cost $189,498)		189,683
GOVERNMENT AND AGENCY OBLIGATIONS 5.9%
U.S. Treasury Note 2.3%
Treasury, United States Department of
4.25%, 11/30/26	15,750	15,826
Collateralized Mortgage Obligations 1.9%
Connecticut Avenue Securities Trust 2022-R02
Series 2023-2M1-R03, REMIC, 6.84%, (SOFR 30-Day Average + 2.50%), 04/27/43 (g)	564	572
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 6.89%, (SOFR 30-Day Average + 2.55%), 07/25/42 (g)	320	327
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 6.74%, (SOFR 30-Day Average + 2.40%), 12/26/42 (g)	1,383	1,412
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 05/25/44 (g)	565	564
Connecticut Avenue Securities Trust 2024-R05
Series 2024-2A1-R05, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 07/25/44 (g)	770	768
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1A1-R06, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 09/25/28 (g)	573	574
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1A1-R01, REMIC, 5.29%, (SOFR 30-Day Average + 0.95%), 01/25/45 (g)	711	710
Series 2025-1M1-R01, REMIC, 5.44%, (SOFR 30-Day Average + 1.10%), 01/25/45 (g)	1,135	1,134
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1A1-R02, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 02/27/45 (g)	398	399
Federal Home Loan Mortgage Corporation
Series 2022-M1A-DNA4, REMIC, 6.54%, (SOFR 30-Day Average + 2.20%), 05/27/42 (g)	1,345	1,360
Series 2022-M1A-HQA2, REMIC, 6.99%, (SOFR 30-Day Average + 2.65%), 07/25/42 (g)	624	638
Series 2022-M1A-HQA3, REMIC, 6.64%, (SOFR 30-Day Average + 2.30%), 08/25/42 (g)	270	275
Series 2023-M1A-DNA2, REMIC, 6.44%, (SOFR 30-Day Average + 2.10%), 04/25/43 (g)	2,434	2,469
Series 2024-M1-HQA1, REMIC, 5.59%, (SOFR 30-Day Average + 1.25%), 03/25/44 (g)	104	104
Series 2024-A1-DNA2, REMIC, 5.59%, (SOFR 30-Day Average + 1.25%), 05/25/44 (g)	247	247
Series 2024-A1-HQA2, REMIC, 5.59%, (SOFR 30-Day Average + 1.25%), 08/25/44 (g)	753	755
Series 2024-M1-DNA3, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 10/25/44 (g)	134	133
Series 2024-A1-DNA3, REMIC, 5.39%, (SOFR 30-Day Average + 1.05%), 10/25/44 (g)	543	542
Series 2025-A1-DNA1, REMIC, 5.29%, (SOFR 30-Day Average + 0.95%), 01/25/45 (g)	297	297
		13,280

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Sovereign 1.6%
Aktsionernoye Obshchestvo Bank Razvitiya Kazakhstana
5.25%, 10/23/29 (a)	222	220
5.63%, 04/07/30 (a)	673	670
Departamento Administrativo De La Presidencia De La Republica
3.88%, 04/25/27	830	804
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	267	259
4.50%, 04/22/29	200	194
6.00%, 05/13/30	674	689
Government of Saudi Arabia
5.13%, 01/13/28 (a)	640	648
Government of the Republic of Panama
7.13%, 01/29/26	982	999
8.88%, 09/30/27	177	191
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	662	659
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	121	123
8.63%, 04/20/27 (e)	421	433
Romania, Government of
5.25%, 11/25/27 (e)	1,104	1,099
South Africa, Parliament of
5.88%, 09/16/25	1,157	1,157
The Republic of Kazakhstan, Government of
5.13%, 07/21/25 (e)	700	698
Turkiye Cumhuriyeti Basbakanlik
6.38%, 10/14/25	1,400	1,407
Urzad Rady Ministrow
4.88%, 02/12/30	533	538
		10,788
Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
4.10%, 07/01/29	310	307
4.15%, 07/01/29 - 10/01/29	800	793
		1,100
Total Government And Agency Obligations (cost $40,839)		40,994
SENIOR FLOATING RATE INSTRUMENTS 3.4%
Industrials 0.7%
American Airlines, Inc.
2025 Term Loan, 0.00%, (SOFR + 2.25%), 04/20/28 (g) (i)	44	43
Term Loan B, 6.54%, (SOFR + 2.25%), 04/20/28 (g)	944	932
Carnival Corporation
2025 Term Loan (2027), 6.32%, (1 Month Term SOFR + 2.00%), 08/09/27 (g)	224	224
Corpay Technologies Operating Company LLC
Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 04/28/28 (g)	1,998	1,991
Crosby US Acquisition Corp.
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 08/16/29 (g) (i)	902	902
LBM Acquisition LLC
Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 12/08/27 (g)	921	899
		4,991
Consumer Discretionary 0.7%
Aramark Services, Inc.
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 06/24/30 (g)	1,746	1,744
KFC Holding Co.
2021 Term Loan B, 6.18%, (1 Month Term SOFR + 1.75%), 03/10/28 (g)	1,736	1,738
Wyndham Hotels & Resorts, Inc.
2022 Term Loan A, 6.17%, (1 Month Term SOFR + 1.75%), 04/08/27 (g)	1,500	1,498
		4,980
Financials 0.6%
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 0.00%, (1 Month Term SOFR + 3.50%), 02/15/27 (g) (i)	1,300	1,301
Asurion LLC
2021 Term Loan B9, 0.00%, (1 Month Term SOFR + 3.25%), 02/05/28 (g) (i)	2,019	2,001
2021 Term Loan B9, 7.69%, (1 Month Term SOFR + 3.25%), 02/05/28 (g)	865	858
		4,160
Communication Services 0.3%
DirecTV Financing, LLC
Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 07/22/27 (g)	532	532
Virgin Media Bristol LLC
USD Term Loan N, 6.93%, (1 Month Term SOFR + 2.50%), 10/03/27 (g)	1,750	1,700
		2,232
Health Care 0.3%
Elanco Animal Health Incorporated
Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 02/04/27 (g) (i)	221	220
Term Loan B, 6.17%, (1 Month Term SOFR + 1.75%), 02/04/27 (g)	1,735	1,730
		1,950
Utilities 0.3%
Calpine Corporation
2024 Term Loan B5, 0.00%, (1 Month Term SOFR + 1.75%), 12/02/27 (g) (i)	500	498
2024 Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 12/02/27 (g)	1,250	1,245
		1,743
Energy 0.3%
Buckeye Partners, L.P.
2024 Term Loan B5, 6.07%, (1 Month Term SOFR + 1.75%), 11/02/26 (g)	306	306
Hilcorp Energy I L.P.
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 02/05/30 (g)	1,400	1,396
		1,702
Materials 0.2%
Nutrition & Biosciences, Inc.
5 Year Delayed Draw Term Loan, 6.40%, (3 Month Term SOFR + 2.00%), 02/01/26 (g) (j)	1,286	1,287
Total Senior Floating Rate Instruments (cost $23,166)		23,045
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.30% (k) (l)	4,736	4,736
Total Short Term Investments (cost $4,736)		4,736
Total Investments 100.7% (cost $693,117)		696,370
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.7)%		(4,818)
Total Net Assets 100.0%		691,536

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $233,556 and 33.8% of the Fund.

(b) Convertible security.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(i) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,035	63,625	66,660	42	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	2,916	12,488	10,668	39	—	—	4,736	0.7
	5,951	76,113	77,328	81	—	—	4,736	0.7

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	734	756	0.1
Greenko Power Projects (Mauritius) Limited, 5.50%, 04/06/25	11/06/24	1,222	1,221	0.2
Kosmos Energy Ltd., 7.13%, 04/04/26	03/18/25	1,107	1,104	0.2
Leviathan Bond Ltd, 6.13%, 06/30/25	01/22/25	1,730	1,726	0.2
Listrindo Capital B.V. in liquidatie, 4.95%, 09/14/26	04/30/24	1,711	1,747	0.3
MCE Finance Limited, 4.88%, 06/06/25	03/31/25	1,023	1,021	0.1
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	02/28/25	123	123	—
Presidencia de la Republica Dominicana, 8.63%, 04/20/27	03/05/25	433	433	0.1
Romania, Government of, 5.25%, 11/25/27	11/26/24	1,091	1,099	0.2
Synchrony Bank, 5.63%, 08/23/27	02/07/25	1,704	1,711	0.2
Tengizchevroil Finance Company S.A R.L., 4.00%, 08/15/26	04/18/24	1,561	1,566	0.2
The Republic of Kazakhstan, Government of, 5.13%, 07/21/25	10/02/24	700	698	0.1
		13,139	13,205	1.9

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,175	July 2025	242,521	(33)	906

Short Contracts
United States 5 Year Note	(539)	July 2025	(57,655)	17	(641)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	437,912	—	437,912
Non-U.S. Government Agency Asset-Backed Securities	—	189,683	—	189,683
Government And Agency Obligations	—	40,994	—	40,994
Senior Floating Rate Instruments	—	21,758	1,287	23,045
Short Term Investments	4,736	—	—	4,736
	4,736	690,347	1,287	696,370
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	906	—	—	906
	906	—	—	906

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(641)	—	—	(641)
	(641)	—	—	(641)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.9%
Communication Services 98.2%
Alphabet Inc. - Class A	888	137,338
Alphabet Inc. - Class C	780	121,867
AT&T Inc.	1,093	30,896
Cinemark Holdings, Inc. (a)	17	416
Cogent Communications Holdings, Inc.	7	415
Comcast Corporation - Class A	574	21,190
Digital World Acquisition Corp. (a) (b)	16	314
Electronic Arts Inc.	36	5,234
Former Charter Communications Parent, Inc. - Class A (b)	15	5,448
Fox Corporation - Class A	33	1,873
Fox Corporation - Class B	20	1,065
Frontier Communications Parent, Inc. (b)	28	987
IAC Inc. (b)	12	547
Iridium Communications Inc.	16	426
Liberty Broadband Corporation - Series A (b)	3	220
Liberty Broadband Corporation - Series C (b)	16	1,398
Liberty Global Ltd. - Class A (b)	26	299
Liberty Global Ltd. - Class C (b)	22	268
Liberty Media Corporation - Series A (b)	3	281
Liberty Media Corporation - Series A (b)	3	199
Liberty Media Corporation - Series C (b)	7	483
Liberty Media Corporation - Series C (b)	32	2,872
Live Nation Entertainment, Inc. (b)	23	2,944
Lumen Technologies, Inc. (b)	153	600
Match Group, Inc.	38	1,196
Meta Platforms, Inc. - Class A	333	192,175
Netflix, Inc. (b)	65	60,693
News Corporation - Class A	58	1,566
News Corporation - Class B	16	492
Nexstar Media Group, Inc. - Class A	4	790
Omnicom Group Inc.	30	2,465
Paramount Global - Class A	1	22
Paramount Global - Class B	85	1,022
Pinterest, Inc. - Class A (b)	90	2,799
Playtika Holding Corp.	13	66
Reddit, Inc. - Class A (b)	16	1,683
Roblox Corporation - Class A (b)	83	4,847
Roku, Inc. - Class A (b)	18	1,279
Sirius XM Holdings Inc. (a)	37	827
Snap Inc. - Class A (b)	164	1,429
Sphere Entertainment Co. - Class A (b)	3	510
Take-Two Interactive Software, Inc. (b)	25	5,144
The Interpublic Group of Companies, Inc.	57	1,555
The New York Times Company - Class A	24	1,183
TKO Group Holdings Inc. - Class A	11	1,639
T-Mobile US, Inc.	70	18,778
Verizon Communications Inc.	640	29,035
Walt Disney Company, The	275	27,167
Warner Bros. Discovery, Inc. - Series A (b)	340	3,649
Warner Music Group Corp. - Class A	21	645
		700,236
Consumer Discretionary 1.4%
DoorDash, Inc. - Class A (b)	54	9,915
Vitamin Oldco Holdings, Inc. (b) (c)	6	—
Real Estate 0.3%
Zillow Group, Inc. - Class A (b)	8	541
Zillow Group, Inc. - Class C (b)	25	1,688
		2,229
Total Common Stocks (cost $598,872)		712,380
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	2,956	2,956
Total Short Term Investments (cost $2,956)		2,956
Total Investments 100.3% (cost $601,828)		715,336
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (0.3)%		(2,329)
Total Net Assets 100.0%		713,019

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,919	84,701	84,664	44	—	—	2,956	0.4
JNL Government Money Market Fund, 4.30% - Class SL	968	3,908	4,876	25	—	—	—	—
	3,887	88,609	89,540	69	—	—	2,956	0.4

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	25	June 2025	3,271	12	(91)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	712,380	—	—	712,380
Short Term Investments	2,956	—	—	2,956
	715,336	—	—	715,336
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(91)	—	—	(91)
	(91)	—	—	(91)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 95.5%
Abercrombie & Fitch Co. - Class A (a)	14	1,051
Academy Sports & Outdoors, Inc.	18	842
Acushnet Holdings Corp. (b)	8	581
Airbnb, Inc. - Class A (a)	113	13,544
Amazon.com, Inc. (a)	1,335	254,027
American Eagle Outfitters, Inc.	48	557
Aptiv PLC (a)	65	3,892
Asbury Automotive Group, Inc. (a)	5	1,205
Autoliv, Inc.	19	1,674
AutoNation, Inc. (a)	7	1,149
AutoZone, Inc. (a)	5	17,493
Bath & Body Works, Inc.	59	1,800
Best Buy Co., Inc.	53	3,917
Booking Holdings Inc.	9	41,342
Boot Barn Holdings, Inc. (a)	9	913
BorgWarner Inc.	60	1,726
Boyd Gaming Corporation	16	1,071
Bright Horizons Family Solutions, Inc. (a)	16	1,979
Brinker International, Inc. (a)	12	1,743
Brunswick Corporation	18	986
Burlington Stores, Inc. (a)	17	4,115
Caesars Entertainment, Inc. (a)	57	1,428
CarMax, Inc. (a)	43	3,359
Carnival Corporation (a)	280	5,463
Carvana Co. - Class A (a)	32	6,752
CAVA Group, Inc. (a)	19	1,679
Cavco Industries, Inc. (a)	2	1,110
Chipotle Mexican Grill, Inc. (a)	368	18,457
Choice Hotels International, Inc. (b)	8	1,003
Churchill Downs Incorporated	19	2,123
Columbia Sportswear Company (b)	9	677
Coupang, Inc. - Class A (a)	326	7,140
Crocs, Inc. (a)	16	1,735
D.R. Horton, Inc.	78	9,937
Darden Restaurants, Inc.	32	6,673
Deckers Outdoor Corporation (a)	42	4,676
Dick's Sporting Goods, Inc.	16	3,185
Dillard's, Inc. - Class A (b)	1	393
DK Crown Holdings Inc. - Class A (a)	129	4,295
Domino's Pizza, Inc.	9	4,332
Dorman Products, Inc. (a)	7	831
Dutch Bros Inc. - Class A (a)	30	1,834
eBay Inc.	130	8,814
ETSY, Inc. (a)	32	1,509
Expedia Group, Inc.	34	5,632
Five Below, Inc. (a)	15	1,109
Floor & Decor Holdings, Inc. - Class A (a)	29	2,342
Flutter Entertainment Public Limited Company (a)	43	9,577
Ford Motor Company	1,067	10,704
GameStop Corp. - Class A (a) (b)	111	2,473
Gap, Inc., The	60	1,241
General Motors Company	270	12,701
Gentex Corporation	64	1,486
Genuine Parts Company	38	4,533
Group 1 Automotive, Inc.	4	1,414
H & R Block, Inc.	37	2,036
Harley-Davidson, Inc.	31	776
Hasbro, Inc.	36	2,208
Hilton Grand Vacations Inc. (a)	20	741
Hilton Worldwide Holdings Inc.	65	14,769
Home Depot, Inc., The	270	98,802
Hyatt Hotels Corporation - Class A	11	1,382
Installed Building Products, Inc.	6	1,102
KB Home	18	1,041
Kontoor Brands, Inc.	15	962
Las Vegas Sands Corp.	103	3,980
Lear Corporation	16	1,374
Lennar Corporation - Class A	63	7,218
Lennar Corporation - Class B	2	267
Life Time Group Holdings, Inc. (a)	15	460
Light & Wonder, Inc. (a)	25	2,135
Lithia Motors, Inc. - Class A	7	2,190
LKQ Corporation	73	3,083
Lowe`s Companies, Inc.	152	35,484
Lucid Group, Inc. (a) (b)	326	789
Lululemon Athletica Inc. (a)	29	8,252
M/I Homes, Inc. (a)	7	845
Macy's, Inc.	72	906
Marriott International, Inc. - Class A	62	14,656
Mattel, Inc. (a)	94	1,834
McDonald's Corporation	195	60,816
MercadoLibre, Inc. (a)	13	25,859
Meritage Homes Corporation	20	1,392
MGM Resorts International (a)	63	1,860
Modine Manufacturing Company (a)	13	1,030
Mohawk Industries, Inc. (a)	15	1,661
Murphy USA Inc.	5	2,518
NIKE, Inc. - Class B	316	20,087
Nordstrom, Inc.	28	689
Norwegian Cruise Line Holdings Ltd. (a)	116	2,191
NVR, Inc. (a)	1	5,448
O'Reilly Automotive, Inc. (a)	16	22,386
Penske Automotive Group, Inc.	5	764
Planet Fitness, Inc. - Class A (a)	24	2,277
Polaris Inc. (b)	14	568
PulteGroup, Inc.	56	5,716
PVH Corp.	15	994
Ralph Lauren Corporation - Class A	11	2,398
Red Rock Resorts, Inc. - Class A	13	578
RH (a)	4	947
Rivian Automotive, Inc. - Class A (a) (b)	232	2,887
Ross Stores, Inc.	88	11,225
Royal Caribbean Cruises Ltd.	67	13,761
Service Corporation International	40	3,171
Shake Shack, Inc. - Class A (a)	10	895
Signet Jewelers Limited	12	693
Six Flags Entertainment Corporation (a)	25	881
Skechers U.S.A., Inc. - Class A (a)	36	2,070
Skyline Champion Corporation (a)	15	1,452
Somnigroup International Inc. (b)	46	2,736
Starbucks Corporation	309	30,262
Steven Madden, Ltd.	19	502
Sweetgreen, Inc. - Class A (a)	23	576
Tapestry, Inc.	56	3,956
Taylor Morrison Home II Corporation - Class A (a)	27	1,632
Tesla Inc. (a)	760	197,030
Texas Roadhouse, Inc. - Class A	18	3,033
The Wendy's Company	43	628
Thor Industries, Inc.	14	1,037
TJX Companies, Inc., The	306	37,285
Toll Brothers, Inc.	28	2,965
Tractor Supply Company	147	8,084
Travel + Leisure Co.	19	873
TRI Pointe Homes Holdings, Inc. (a)	25	781
Ulta Beauty, Inc. (a) (b)	13	4,688
United Parks And Resorts Inc. (a)	7	311
Urban Outfitters, Inc. (a)	15	761
V.F. Corporation	91	1,416
Vail Resorts, Inc.	10	1,658
Valvoline, Inc. (a)	35	1,203
Wayfair Inc. - Class A (a)	26	827
Whirlpool Corporation (b)	15	1,352
Williams-Sonoma, Inc.	33	5,277
Wingstop Inc.	8	1,762
Wyndham Hotels & Resorts, Inc.	21	1,928
Wynn Resorts, Limited	26	2,190
YETI Holdings, Inc. (a)	24	795
Yum! Brands, Inc.	76	11,984
		1,238,262
Materials 3.2%
Amcor Pty Ltd (b)	393	3,808
Avery Dennison Corporation	22	3,874
Ball Corporation	81	4,217
Berry Global Group, Inc.	32	2,206
Crown Holdings, Inc.	32	2,882

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Graphic Packaging Holding Company	84	2,171
International Paper Company	141	7,544
Packaging Corporation of America	24	4,793
Sealed Air Corporation	39	1,140
Silgan Holdings Inc.	22	1,138
Smurfit Westrock Public Limited Company	136	6,110
Sonoco Products Company	26	1,243
		41,126
Industrials 0.6%
Allison Systems, Inc.	24	2,258
Rollins, Inc.	80	4,320
Rush Enterprises, Inc. - Class A	16	860
Rush Enterprises, Inc. - Class B (b)	2	137
		7,575
Consumer Staples 0.5%
Casey's General Stores, Inc.	10	4,390
Maplebear Inc. (a)	39	1,557
Reynolds Consumer Products Inc.	16	384
		6,331
Total Common Stocks (cost $992,893)		1,293,294
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	9,118	9,118
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	2,259	2,259
Total Short Term Investments (cost $11,377)		11,377
Total Investments 100.7% (cost $1,004,270)		1,304,671
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.7)%		(8,558)
Total Net Assets 100.0%		1,296,116

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,436	47,197	48,374	44	—	—	2,259	0.2
JNL Government Money Market Fund, 4.30% - Class SL	3,234	30,268	24,384	27	—	—	9,118	0.7
	6,670	77,465	72,758	71	—	—	11,377	0.9

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	15	June 2025	2,958	3	61

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,293,294	—	—	1,293,294
Short Term Investments	11,377	—	—	11,377
	1,304,671	—	—	1,304,671
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	61	—	—	61
	61	—	—	61

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 98.9%
Consumer Staples 96.2%
Albertsons Companies, Inc. - Class A	120	2,645
Altria Group, Inc.	201	12,068
Archer-Daniels-Midland Company	84	4,030
Bellring Intermediate Holdings, Inc. (a)	36	2,705
BJ's Wholesale Club Holdings, Inc. (a)	29	3,327
Brown-Forman Corporation - Class A	56	1,888
Brown-Forman Corporation - Class B	81	2,761
Bunge Limited	37	2,838
Cal-Maine Foods, Inc.	23	2,098
Campbell's Company, The	63	2,494
Celsius Holdings, Inc. (a) (b)	83	2,944
Church & Dwight Co., Inc.	40	4,417
Coca-Cola Company, The	417	29,874
Coca-Cola Consolidated, Inc.	2	2,333
Colgate-Palmolive Company	101	9,458
Conagra Brands, Inc.	115	3,057
Constellation Brands, Inc. - Class A	25	4,627
Costco Wholesale Corporation	46	43,785
Coty Inc. - Class A (a)	338	1,847
Darling Ingredients Inc. (a)	63	1,973
Dollar General Corporation	45	3,969
Dollar Tree, Inc. (a)	44	3,309
e.l.f. Beauty, Inc. (a) (b)	30	1,856
Estee Lauder Companies Inc., The - Class A	47	3,101
Flowers Foods, Inc.	111	2,109
Freshpet, Inc. (a)	20	1,701
General Mills, Inc.	84	5,043
Hormel Foods Corporation	89	2,741
Ingredion Incorporated	20	2,647
Interparfums, Inc.	14	1,602
J&J Snack Foods Corp.	15	1,906
J. M. Smucker Company, The	26	3,086
Kellanova	47	3,887
Kenvue Inc.	247	5,919
Keurig Dr Pepper Inc.	160	5,476
Kimberly-Clark Corporation	46	6,476
Kraft Heinz Company, The	144	4,396
Kroger Co., The	94	6,390
Lamb Weston Holdings, Inc.	47	2,524
Lancaster Colony Corporation	11	1,928
McCormick & Company, Incorporated	46	3,785
Molson Coors Beverage Company - Class B	45	2,760
Mondelez International, Inc. - Class A	162	10,960
Monster Beverage 1990 Corporation (a)	100	5,863
National Beverage Corp.	45	1,878
PepsiCo, Inc.	149	22,409
Performance Food Group Company (a)	36	2,798
Philip Morris International Inc.	167	26,514
Pilgrim's Pride Corporation (a)	36	1,933
Post Holdings, Inc. (a)	20	2,380
Primo Brands Corporation - Class A	66	2,357
Procter & Gamble Company, The	246	41,883
Simply Good Foods Company, The (a)	54	1,867
Sprouts Farmers Market, Inc. (a)	22	3,303
Sysco Corporation	72	5,394
Target Corporation	60	6,283
The Clorox Company	23	3,437
The Hershey Company	25	4,221
Tyson Foods, Inc. - Class A	56	3,573
US Foods Holding Corp. (a)	47	3,061
Walmart Inc.	453	39,769
		407,663
Consumer Discretionary 2.3%
Grand Canyon Education, Inc. (a)	12	2,128
KinderCare Learning Companies, Inc. (a)	90	1,046
Newell Brands Inc.	305	1,889
Ollie's Bargain Outlet Holdings, Inc. (a)	23	2,635
Stride, Inc. (a)	17	2,110
		9,808
Health Care 0.4%
Hims & Hers Health, Inc. - Class A (a)	54	1,581
Total Common Stocks (cost $386,059)		419,052
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	2,512	2,512
Total Short Term Investments (cost $2,512)		2,512
Total Investments 99.5% (cost $388,571)		421,564
Other Derivative Instruments 0.0%		66
Other Assets and Liabilities, Net 0.5%		2,162
Total Net Assets 100.0%		423,792

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	41	45,793	43,322	27	—	—	2,512	0.6
JNL Government Money Market Fund, 4.30% - Class SL	—	4,946	4,946	1	—	—	—	—
	41	50,739	48,268	28	—	—	2,512	0.6

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	47	June 2025	3,791	66	112

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	419,052	—	—	419,052
Short Term Investments	2,512	—	—	2,512
	421,564	—	—	421,564
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	112	—	—	112
	112	—	—	112

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.4%
Financials 24.4%
American Express Company	181	48,841
Goldman Sachs Group, Inc., The	182	99,169
JPMorgan Chase & Co.	182	44,530
Travelers Companies, Inc., The	182	48,008
Visa Inc. - Class A	182	63,619
		304,167
Information Technology 18.7%
Apple Inc.	181	40,323
Cisco Systems, Inc.	181	11,202
International Business Machines Corporation	181	45,139
Microsoft Corporation	182	68,145
NVIDIA Corporation	181	19,674
Salesforce, Inc.	181	48,716
		233,199
Health Care 15.9%
Amgen Inc.	182	56,556
Johnson & Johnson	181	30,105
Merck & Co., Inc.	181	16,294
UnitedHealth Group Incorporated	181	95,077
		198,032
Consumer Discretionary 13.5%
Amazon.com, Inc. (a)	182	34,538
Home Depot, Inc., The	182	66,529
McDonald's Corporation	182	56,705
NIKE, Inc. - Class B	182	11,524
		169,296
Industrials 12.5%
3M Company	182	26,660
Boeing Company, The (a)	181	30,960
Caterpillar Inc.	182	59,869
Honeywell International Inc.	181	38,439
		155,928
Materials 5.1%
Sherwin-Williams Company, The	182	63,389
Consumer Staples 4.8%
Coca-Cola Company, The	181	13,001
Procter & Gamble Company, The	182	30,937
Walmart Inc.	181	15,937
		59,875
Energy 2.4%
Chevron Corporation	181	30,368
Communication Services 2.1%
Verizon Communications Inc.	182	8,234
Walt Disney Company, The	182	17,917
		26,151
Total Common Stocks (cost $737,887)		1,240,405
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	7,362	7,362
Total Short Term Investments (cost $7,362)		7,362
Total Investments 100.0% (cost $745,249)		1,247,767
Other Derivative Instruments 0.0%		77
Other Assets and Liabilities, Net (0.0)%		(376)
Total Net Assets 100.0%		1,247,468

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,560	43,332	39,530	89	—	—	7,362	0.6
JNL Government Money Market Fund, 4.30% - Class SL	—	20,020	20,020	14	—	—	—	—
	3,560	63,352	59,550	103	—	—	7,362	0.6

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	39	June 2025	8,203	77	37

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,240,405	—	—	1,240,405
Short Term Investments	7,362	—	—	7,362
	1,247,767	—	—	1,247,767
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	37	—	—	37
	37	—	—	37

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.4%
Energy 99.0%
Antero Midstream Corporation	307	5,531
Antero Resources Corporation (a)	267	10,795
Apa Corp.	337	7,088
Archrock, Inc.	144	3,775
Baker Hughes Company - Class A	900	39,549
Cactus, Inc. - Class A	59	2,696
California Resources Corporation	53	2,349
ChampionX Corporation	172	5,128
Cheniere Energy, Inc.	204	47,119
Chevron Corporation	1,489	249,100
Chord Energy Corporation	56	6,272
Civitas Resources, Inc.	67	2,348
CNX Resources Corporation (a)	139	4,360
Comstock Resources, Inc. (a) (b)	78	1,590
ConocoPhillips	1,156	121,395
Coterra Energy Inc.	678	19,600
Devon Energy Corporation	596	22,297
Diamondback Energy, Inc.	173	27,580
DT Midstream, Inc.	88	8,471
EOG Resources, Inc.	510	65,461
EQT Corporation	513	27,422
Expand Energy Corporation	182	20,299
Exxon Mobil Corporation	3,942	468,820
Halliburton Company	805	20,414
Helmerich & Payne, Inc.	91	2,379
Hess Corporation	253	40,423
HF Sinclair Corporation	151	4,965
Kinder Morgan, Inc.	1,787	50,979
Magnolia Oil & Gas Corporation - Class A	157	3,966
Marathon Petroleum Corporation	292	42,538
Matador Resources Company	107	5,485
Murphy Oil Corporation	138	3,915
Northern Oil and Gas Incorporated	87	2,620
NOV Inc.	357	5,439
Occidental Petroleum Corporation	611	30,158
ONEOK, Inc.	559	55,441
Ovintiv Canada ULC	240	10,289
Patterson-UTI Energy, Inc.	344	2,830
PBF Energy Inc. - Class A	94	1,787
Peabody Energy Corporation	107	1,447
Permian Resources Corporation - Class A	573	7,935
Phillips 66	375	46,282
Range Resources Corporation	217	8,668
Schlumberger Limited	1,283	53,625
SM Energy Company	104	3,101
Targa Resources Corp.	197	39,436
Texas Pacific Land Corporation	18	23,304
Tidewater Inc. (a)	44	1,874
Transocean Ltd. (a) (c)	717	2,274
Uranium Energy Corp. (a) (b)	340	1,623
Valaris Limited (a)	58	2,274
Valero Energy Corporation	285	37,702
Weatherford International Public Limited Company	66	3,547
Williams Companies, Inc., The	1,104	66,005
		1,751,770
Utilities 0.4%
National Fuel Gas Company	83	6,603
Total Common Stocks (cost $1,490,789)		1,758,373
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	7,441	7,441
Total Short Term Investments (cost $7,441)		7,441
Total Investments 99.8% (cost $1,498,230)		1,765,814
Other Derivative Instruments 0.0%		158
Other Assets and Liabilities, Net 0.2%		3,763
Total Net Assets 100.0%		1,769,735

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	10,297	118,260	121,116	114	—	—	7,441	0.4
JNL Government Money Market Fund, 4.30% - Class SL	355	6,857	7,212	10	—	—	—	—
	10,652	125,117	128,328	124	—	—	7,441	0.4

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	3,071	2,274	0.1

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	141	June 2025	13,705	158	222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,758,373	—	—	1,758,373
Short Term Investments	7,441	—	—	7,441
	1,765,814	—	—	1,765,814
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	222	—	—	222
	222	—	—	222

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.4%
Financials 99.0%
Affiliated Managers Group, Inc.	6	1,031
AFLAC Incorporated	100	11,173
Allstate Corporation, The	54	11,173
Ally Financial Inc.	54	1,982
American Express Company	112	30,140
American Financial Group, Inc.	15	1,953
American International Group, Inc.	122	10,610
Ameriprise Financial, Inc.	20	9,570
Ameris Bancorp	13	751
AON Public Limited Company - Class A	44	17,570
Apollo Global Management, Inc.	81	11,097
Arch Capital Group Ltd.	76	7,309
Ares Management Corporation - Class A	38	5,518
Arthur J. Gallagher & Co.	50	17,355
Artisan Partners Asset Management Inc. - Class A	14	533
Associated Banc-Corp	34	772
Assurant, Inc.	11	2,205
Assured Guaranty Ltd.	10	867
Atlantic Union Bank	24	739
AXIS Capital Holdings Limited	16	1,572
Axos Financial, Inc. (a)	11	710
BancFirst Corporation	4	447
Bank of America Corporation	1,391	58,032
Bank of New York Mellon Corporation, The (b)	146	12,215
Bank OZK	22	948
Berkshire Hathaway Inc. - Class B (a)	366	195,052
BGC Group, Inc. - Class A	76	698
BlackRock, Inc.	30	28,004
Blackstone Inc. - Class A	149	20,788
Blue Owl Capital Inc. - Class A	102	2,049
BOK Financial Corporation	5	496
Brown & Brown, Inc.	50	6,203
Cadence Bank	37	1,112
Capital One Financial Corporation	77	13,823
Cathay General Bancorp	14	606
Charles Schwab Corporation, The	320	25,025
Chubb Limited	76	22,815
Cincinnati Financial Corporation	32	4,669
Citigroup Inc.	383	27,182
Citizens Financial Group, Inc.	89	3,660
CME Group Inc. - Class A	73	19,382
CNO Financial Group, Inc.	22	924
Cohen & Steers, Inc.	5	431
Coinbase Global, Inc. - Class A (a)	42	7,223
Columbia Banking System, Inc.	42	1,054
Comerica Incorporated	27	1,585
Commerce Bancshares, Inc.	28	1,714
Corebridge Financial, Inc.	48	1,522
Credit Acceptance Corporation (a)	1	633
Cullen/Frost Bankers, Inc.	12	1,511
Discover Financial Services	51	8,698
East West Bancorp, Inc.	28	2,547
Enact Holdings, Inc.	5	179
Enstar Group Limited (a)	2	790
Equitable Holdings, Inc.	62	3,228
Erie Indemnity Company - Class A	5	2,140
Essent Group Ltd.	22	1,265
Evercore Inc. - Class A	7	1,468
Everest Group, Ltd.	9	3,228
F&G Annuities & Life, Inc.	4	140
F.N.B. Corporation	74	1,000
FactSet Research Systems Inc.	8	3,469
Federated Hermes, Inc. - Class B	17	689
Fidelity National Financial, Inc. - Class A	53	3,432
Fifth Third Bancorp	139	5,436
First American Financial Corporation	21	1,390
First Bancorp.	34	653
First Citizens BancShares, Inc. - Class A	2	3,921
First Financial Bankshares, Inc.	29	1,059
First Hawaiian, Inc.	26	641
First Horizon Corporation	112	2,179
First Interstate BancSystem, Inc. - Class A	18	523
FirstCash, Inc.	8	968
Franklin Resources, Inc.	59	1,135
Freedom Holding Corp. (a) (c)	4	483
Fulton Financial Corporation	37	678
Glacier Bancorp, Inc.	23	998
Globe Life Inc.	17	2,275
Goldman Sachs Group, Inc., The	63	34,670
Hamilton Lane Incorporated - Class A	8	1,214
Hancock Whitney Corporation	18	945
Hanover Insurance Group Inc, The	7	1,233
Hartford Insurance Group, Inc., The	59	7,280
Home BancShares, Inc.	40	1,130
Houlihan Lokey, Inc. - Class A	10	1,694
Huntington Bancshares Incorporated	294	4,410
Independence Holdings, LLC	23	1,139
Interactive Brokers Group, Inc. - Class A	22	3,580
Intercontinental Exchange, Inc.	116	20,043
International Bancshares Corporation	11	695
Invesco Ltd.	65	993
Jackson Financial Inc. - Class A (b)	14	1,195
Janus Henderson Group PLC	27	966
Jefferies Financial Group Inc.	33	1,783
JPMorgan Chase & Co.	568	139,361
KeyCorp	202	3,230
Kinsale Capital Group, Inc.	5	2,201
KKR & Co. Inc. - Class A	135	15,632
Lazard, Inc.	18	797
Lincoln National Corporation	34	1,228
Loews Corporation	36	3,335
LPL Financial Holdings Inc.	15	4,960
M&T Bank Corporation	34	6,045
Markel Group Inc. (a)	3	4,840
MarketAxess Holdings Inc.	8	1,635
Marsh & Mclennan Companies, Inc.	100	24,466
MasterCard Incorporated - Class A	165	90,276
Mercury General Corporation	6	321
MetLife, Inc.	119	9,514
MGIC Investment Corporation	55	1,362
Moelis & Company - Class A	15	863
Moody's Corporation	32	14,891
Morgan Stanley	253	29,513
Morningstar, Inc.	5	1,626
Mr. Cooper Group Inc. (a)	12	1,447
MSCI Inc. - Class A	16	9,123
Nasdaq, Inc.	79	5,976
Northern Trust Corporation	40	3,955
Old National Bancorp	63	1,345
Old Republic International Corporation	48	1,881
PayPal Holdings, Inc. (a)	203	13,257
PennyMac Financial Services, Inc.	5	546
Pinnacle Financial Partners, Inc.	16	1,684
Piper Sandler Companies	3	753
Popular, Inc.	15	1,355
Primerica, Inc.	7	2,002
Principal Financial Group, Inc.	48	4,030
Prosperity Bancshares, Inc.	20	1,391
Prudential Financial, Inc.	73	8,100
Radian Group Inc.	31	1,027
Raymond James Financial, Inc.	37	5,200
Regions Financial Corporation	185	4,013
Reinsurance Group of America, Incorporated	13	2,635
RenaissanceRe Holdings Ltd	10	2,324
RLI Corp.	16	1,310
Robinhood Markets, Inc. - Class A (a)	104	4,320
Ryan Specialty Group Holdings, Inc. - Class A	21	1,555
S&P Global Inc.	63	31,809
SEI Investments Company	23	1,783
Selective Insurance Group, Inc.	13	1,155
ServisFirst Bancshares, Inc.	11	908
SLM Corporation	44	1,286
SoFi Technologies, Inc. (a) (c)	212	2,462
Southstate Corporation	20	1,812
State Street Corporation	59	5,325
StepStone Group Inc. - Class A	13	663

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Stifel Financial Corp.	20	1,920
Synchrony Financial	80	4,215
Synovus Financial Corp.	30	1,412
T. Rowe Price Group, Inc.	45	4,154
Texas Capital Bancshares, Inc. (a)	10	710
TFS Financial Corporation	12	146
The Carlyle Group, Inc.	43	1,894
The PNC Financial Services Group, Inc.	81	14,253
The Progressive Corporation	119	33,639
The Western Union Company	70	743
TPG Inc. - Class A	18	862
Tradeweb Markets Inc. - Class A	24	3,526
Travelers Companies, Inc., The	47	12,296
Truist Financial Corporation	264	10,881
U.S. Bancorp	317	13,382
UMB Financial Corporation	14	1,415
United Bankshares, Inc.	26	915
United Community Banks, Inc.	24	682
Unum Group	33	2,677
Upstart Holdings, Inc. (a)	15	695
Valley National Bancorp	97	862
Victory Capital Holdings, Inc. - Class A	8	487
Visa Inc. - Class A	351	122,840
Voya Financial, Inc.	20	1,388
W. R. Berkley Corporation	63	4,493
Walker & Dunlop, Inc.	7	591
Webster Financial Corporation	35	1,812
Wells Fargo & Company	669	48,023
Western Alliance Bancorporation	22	1,686
White Mountains Insurance Group Ltd	1	1,026
Willis Towers Watson Public Limited Company	21	6,930
Wintrust Financial Corporation	13	1,455
Zions Bancorporation, National Association	30	1,506
Zurich American Corporation	12	831
		1,528,890
Industrials 0.3%
Dun & Bradstreet Holdings, Inc. (c)	52	463
TransUnion	39	3,273
		3,736
Information Technology 0.1%
Mara Holdings, Inc. (a) (c)	59	684
Riot Platforms, Inc. (a) (c)	65	464
		1,148
Health Care 0.0%
CorVel Corporation (a)	5	609
Total Common Stocks (cost $1,108,393)		1,534,383
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.20% (b) (d)	9,079	9,079
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (b) (d)	3,047	3,047
Total Short Term Investments (cost $12,126)		12,126
Total Investments 100.2% (cost $1,120,519)		1,546,509
Other Derivative Instruments 0.0%		111
Other Assets and Liabilities, Net (0.2)%		(2,932)
Total Net Assets 100.0%		1,543,688

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	11,535	638	995	70	353	684	12,215	0.8
Jackson Financial Inc. - Class A	1,242	—	—	11	—	(47)	1,195	0.1
JNL Government Money Market Fund, 4.30% - Class SL	1,441	7,315	5,709	15	—	—	3,047	0.2
JNL Government Money Market Fund, 4.20% - Class I	6,429	115,669	113,019	91	—	—	9,079	0.6
	20,647	123,622	119,723	187	353	637	25,536	1.7

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	65	June 2025	9,870	111	196

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,534,383	—	—	1,534,383
Short Term Investments	12,126	—	—	12,126
	1,546,509	—	—	1,546,509

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	196	—	—	196
	196	—	—	196

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.3%
Health Care 99.0%
Abbott Laboratories	876	116,204
AbbVie Inc.	892	186,847
Acadia Healthcare Company, Inc. (a)	46	1,404
ADMA Biologics, Inc. (a)	115	2,289
Agilent Technologies, Inc.	144	16,815
Align Technology, Inc. (a)	38	6,004
Alkermes Public Limited Company (a)	86	2,837
Alnylam Pharmaceuticals, Inc. (a)	65	17,610
Amedisys, Inc. (a)	16	1,500
Amgen Inc.	271	84,590
Amicus Therapeutics, Inc. (a)	133	1,084
Apellis Pharmaceuticals, Inc. (a)	41	901
Arcellx Inc. (a)	20	1,297
Avantor, Inc. (a)	341	5,526
Avidity Biosciences, Inc. (a)	47	1,386
Axsome Therapeutics, Inc. (a)	20	2,292
Baxter International Inc.	257	8,802
Becton, Dickinson and Company	147	33,611
Biogen Inc. (a)	73	9,954
Biohaven Ltd. (a)	46	1,117
BioMarin Pharmaceutical Inc. (a)	95	6,725
Bio-Rad Laboratories, Inc. - Class A (a)	11	2,579
Bio-Techne Corporation	80	4,685
Blueprint Medicines Corporation (a)	32	2,821
Boston Scientific Corporation (a)	744	75,024
Bridgebio Pharma, Inc. (a)	60	2,065
Bristol-Myers Squibb Company	1,028	62,684
Bruker Corporation	48	2,022
Canticle Pharmaceuticals, Inc. (a) (b)	8	2,627
Cardinal Health, Inc.	123	16,881
Cencora, Inc.	87	24,268
Centene Corporation (a)	255	15,481
Charles River Laboratories International, Inc. (a)	26	3,888
Chemed Corporation	7	4,628
Cigna Group, The	138	45,382
Cooper Companies, Inc., The (a)	99	8,363
Crinetics Pharmaceuticals, Inc. (a)	42	1,418
CRISPR Therapeutics AG (a) (b)	44	1,497
CVS Health Corporation	634	42,926
Cytokinetics, Incorporated (a)	58	2,332
Danaher Corporation	331	67,834
DaVita Inc. (a)	23	3,454
Dentsply Sirona Inc.	105	1,567
DexCom, Inc. (a)	200	13,644
Doximity, Inc. - Class A (a)	63	3,633
Edwards Lifesciences Corporation (a)	295	21,371
Elanco Animal Health Incorporated (a)	246	2,583
Elevance Health, Inc.	117	50,960
Eli Lilly and Company	405	334,100
Encompass Health Corporation	50	5,115
Envista Holdings Corporation (a)	89	1,537
Exact Sciences Corporation (a)	93	4,010
Exelixis, Inc. (a)	146	5,404
GE HealthCare Technologies Inc.	198	15,950
Gilead Sciences, Inc.	629	70,523
Glaukos Corporation (a)	27	2,644
Globus Medical, Inc. - Class A (a)	56	4,133
Haemonetics Corporation (a)	25	1,599
Halozyme Therapeutics, Inc. (a)	64	4,097
HCA Healthcare, Inc.	93	31,974
HealthEquity, Inc. (a)	43	3,794
Henry Schein, Inc. (a)	64	4,414
Hologic, Inc. (a)	117	7,199
Humana Inc.	61	16,141
IDEXX Laboratories, Inc. (a)	42	17,516
Illumina, Inc. (a)	79	6,305
Immunitybio, Inc. (a) (b)	76	228
Immunovant, Inc. (a) (b)	34	578
Incyte Corporation (a)	83	5,026
Insmed Incorporated (a)	89	6,822
Inspire Medical Systems, Inc. (a)	15	2,394
Insulet Corporation (a)	35	9,271
Integer Holdings Corporation (a)	17	1,987
Intra-Cellular Therapies, Inc. (a)	49	6,496
Intuitive Surgical, Inc. (a)	179	88,658
Ionis Pharmaceuticals, Inc. (a)	73	2,191
Iovance Biotherapeutics, Inc. (a)	112	372
IQVIA Holdings Inc (a)	83	14,707
Jazz Pharmaceuticals Public Limited Company (a)	31	3,894
Johnson & Johnson	1,216	201,651
Krystal Biotech, Inc. (a)	13	2,270
Labcorp Holdings Inc.	43	9,980
Lantheus Holdings, Inc. (a)	34	3,315
Masimo Corporation (a)	22	3,700
McKesson Corporation	64	43,181
Medpace Holdings, Inc. (a)	13	3,857
Medtronic, Inc.	648	58,211
Merck & Co., Inc.	1,280	114,889
Merit Medical Systems, Inc. (a)	29	3,068
Mettler-Toledo International Inc. (a)	11	12,773
Moderna, Inc. (a)	167	4,744
Molina Healthcare, Inc. (a)	29	9,553
Natera, Inc. (a)	64	9,037
Neogen Corporation (a)	114	985
Neurocrine Biosciences, Inc. (a)	51	5,639
Nuvalent, Inc. - Class A (a)	18	1,257
Option Care Health, Inc. (a)	87	3,056
Organon & Co.	128	1,904
Oscar Health, Inc. - Class A (a)	86	1,131
PACS Group, Inc. (a)	12	138
Penumbra, Inc. (a)	19	5,005
Perrigo Company Public Limited Company	70	1,969
Pfizer Inc.	2,862	72,534
Prestige Consumer Healthcare Inc. (a)	25	2,153
Procept Biorobotics Corporation (a)	26	1,493
Quest Diagnostics Incorporated	56	9,520
RadNet, Inc. (a)	33	1,622
Regeneron Pharmaceuticals, Inc.	53	33,859
Repligen Corporation (a)	26	3,339
ResMed Inc.	74	16,581
Revolution Medicines, Inc. (a)	78	2,773
Revvity, Inc.	62	6,541
Roivant Sciences Ltd. (a)	212	2,138
Royalty Pharma PLC - Class A	201	6,248
Sarepta Therapeutics, Inc. (a)	46	2,929
Select Medical Holdings Corporation	53	884
Solventum Corporation (a)	70	5,321
Sotera Health LLC (a)	63	730
Steris Public Limited Company	50	11,248
Stryker Corporation	183	67,944
Summit Therapeutics Inc. (a) (b)	59	1,137
Surgery Partners, Inc. (a)	39	924
Teleflex Incorporated	24	3,269
Tempus AI, Inc. - Class A (a) (b)	40	1,939
Tenet Healthcare Corporation (a)	49	6,603
TG Therapeutics, Inc. (a)	71	2,793
The Ensign Group, Inc.	28	3,674
Thermo Fisher Scientific Inc.	193	95,941
Ultragenyx Pharmaceutical Inc. (a)	41	1,494
United Therapeutics Corporation (a)	19	6,002
UnitedHealth Group Incorporated	464	243,245
Universal Health Services, Inc. - Class B	30	5,699
Vaxcyte, Inc. (a)	55	2,093
Veeva Systems Inc. - Class A (a)	74	17,250
Vertex Pharmaceuticals Incorporated (a)	130	63,040
Viatris Inc.	601	5,237
Viking Therapeutics, Inc. (a) (b)	54	1,305
Waters Corporation (a)	30	10,975
Waystar Holding Corp. (a)	22	832
West Pharmaceutical Services, Inc.	37	8,273
Zimmer Biomet Holdings, Inc.	100	11,310
Zoetis Inc. - Class A	228	37,534
		2,954,230
Materials 0.2%
AptarGroup, Inc.	33	4,928

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Consumer Staples 0.1%
Walgreens Boots Alliance, Inc.	361	4,037
Total Common Stocks (cost $1,767,817)		2,963,195
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	13,094	13,094
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	2,860	2,860
Total Short Term Investments (cost $15,954)		15,954
Total Investments 99.9% (cost $1,783,771)		2,979,149
Other Derivative Instruments 0.0%		134
Other Assets and Liabilities, Net 0.1%		3,874
Total Net Assets 100.0%		2,983,157

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	16,887	141,825	145,618	129	—	—	13,094	0.4
JNL Government Money Market Fund, 4.30% - Class SL	1,419	12,319	10,878	30	—	—	2,860	0.1
	18,306	154,144	156,496	159	—	—	15,954	0.5

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	104	June 2025	15,519	134	(67)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	2,963,195	—	—	2,963,195
Short Term Investments	15,954	—	—	15,954
	2,979,149	—	—	2,979,149
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(67)	—	—	(67)
	(67)	—	—	(67)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.3%
Industrials 97.2%
3M Company	34	4,930
A. O. Smith Corporation	7	489
AAON, Inc.	4	328
ABM Industries Incorporated	4	186
Acuity Brands, Inc.	2	504
Advanced Drainage Systems, Inc.	4	465
AECOM	8	780
AeroVironment, Inc. (a)	2	202
AGCO Corporation	4	357
Air Lease Corporation - Class A	6	307
Alaska Air Group, Inc. (a)	8	389
Allegion Public Limited Company	5	709
Amentum Holdings, Inc. (a)	8	140
American Airlines Group Inc. (a)	38	397
AMETEK, Inc.	14	2,442
API Group Corporation (a)	12	414
Applied Industrial Technologies, Inc.	2	539
Arcosa, Inc.	3	231
Armstrong World Industries, Inc.	3	385
Atkore Inc.	2	131
Avis Budget Group, Inc. (a)	1	87
Axon Enterprise, Inc. (a)	4	2,360
Beacon Roofing Supply, Inc. (a)	4	481
Boeing Company, The (a)	46	7,852
Booz Allen Hamilton Holding Corporation - Class A	8	821
Brady Corporation - Class A	3	188
Brink's Company, The	3	235
Builders FirstSource, Inc. (a)	7	877
BWXT Government Group, Inc.	6	559
C.H. Robinson Worldwide, Inc.	7	737
Carlisle Companies Incorporated	3	979
Carrier Global Corporation	50	3,174
Casella Waste Systems, Inc. - Class A (a)	4	420
Caterpillar Inc.	30	9,816
CBIZ, Inc. (a)	3	218
Chart Industries, Inc. (a)	3	380
Cintas Corporation	21	4,387
Clean Harbors, Inc. (a)	3	612
CNH Industrial N.V.	56	689
Comfort Systems USA, Inc.	2	703
Construction Partners, Inc. - Class A (a)	3	210
Copart, Inc. (a)	54	3,042
Core & Main, Inc. - Class A (a)	11	541
Crane Company	3	461
CSW Industrials, Inc.	1	292
CSX Corporation	119	3,499
Cummins Inc.	8	2,623
Curtiss-Wright Corporation	2	750
Deere & Company	15	7,217
Delta Air Lines, Inc.	40	1,723
Donaldson Company, Inc.	7	500
Dover Corporation	8	1,484
Dycom Industries, Inc. (a)	2	276
Eaton Corporation Public Limited Company	24	6,623
EMCOR Group, Inc.	3	1,068
Emerson Electric Co.	35	3,850
EnerSys	3	228
Enpro Inc.	1	208
Equifax Inc.	8	1,846
ESAB Corporation	4	408
Expeditors International of Washington, Inc. - Class A	9	1,047
Exponent, Inc.	3	249
Fastenal Company	35	2,727
Federal Signal Corporation	4	280
FedEx Corporation	14	3,331
Ferguson Enterprises Inc.	12	1,979
Flowserve Corporation	8	396
Fluor Corporation (a)	10	375
Fortune Brands Innovations, Inc.	8	475
Franklin Electric Co., Inc.	2	233
FTAI Aviation Ltd.	6	685
FTI Consulting, Inc. (a)	2	358
Gates Industrial Corporation PLC (a)	11	211
GATX Corporation	2	333
Generac Holdings Inc. (a)	4	474
General Dynamics Corporation	15	4,082
General Electric Company	66	13,217
GMS Inc. (a)	2	170
Graco Inc.	10	861
Granite Construction Incorporated	3	206
Griffon Corporation	2	162
GXO Logistics Inc. (a)	7	290
Hayward Holdings, Inc. (a)	9	121
HEICO Corporation	3	701
HEICO Corporation - Class A	5	1,009
Herc Holdings Inc. (b)	2	223
Hexcel Corporation	5	285
Honeywell International Inc.	40	8,501
Howmet Aerospace Inc.	25	3,201
Hubbell Incorporated	3	1,086
Huntington Ingalls Industries, Inc.	2	501
ICF International, Inc.	1	95
IDEX Corporation	5	836
IES Holdings, Inc. (a)	1	94
Illinois Tool Works Inc.	18	4,502
Ingersoll Rand Inc.	25	1,991
Insperity, Inc.	2	197
ITT Inc.	5	646
J.B. Hunt Transport Services, Inc.	5	762
Jacobs Solutions Inc.	8	942
JBT Marel Corporation	3	356
Joby Aviation, Inc. - Class A (a) (b)	30	180
Johnson Controls International Public Limited Company	41	3,264
Kadant Inc.	1	243
KBR, Inc.	8	412
Kirby Corporation (a)	4	364
Knight-Swift Transportation Holdings Inc. - Class A	9	405
Korn Ferry	3	205
Kratos Defense & Security Solutions, Inc. (a)	9	270
L3Harris Technologies, Inc.	12	2,438
Landstar System, Inc.	2	331
Lennox International Inc.	2	1,095
Leonardo DRS, Inc.	4	143
Lincoln Electric Holdings, Inc.	4	660
Loar Holdings Inc. (a)	1	59
Lockheed Martin Corporation	13	5,750
ManpowerGroup Inc.	3	169
Masco Corporation	14	947
MasTec, Inc. (a)	4	443
Matson Intermodal - Paragon, Inc.	2	271
Maximus, Inc.	3	235
Middleby Corporation, The (a)	3	504
Mine Safety Appliances Company, LLC	2	337
MOOG Inc. - Class A	2	315
MSC Industrial Direct Co., Inc. - Class A	3	209
Mueller Industries, Inc.	7	518
Mueller Water Products, Inc. - Class A	10	248
Nordson Corporation	3	629
Norfolk Southern Corporation	14	3,302
Northrop Grumman Corporation	9	4,560
Nvent Electric Public Limited Company	10	536
Old Dominion Freight Line, Inc.	11	1,895
Oshkosh Corporation	4	376
Otis Worldwide Corporation	25	2,570
Owens Corning	5	765
PACCAR Inc	32	3,087
Parker-Hannifin Corporation	8	4,810
Pentair Public Limited Company	10	885
Primoris Services Corporation	3	190
Quanta Services, Inc.	9	2,278
RBC Bearings Incorporated (a)	2	611
Regal Rexnord Corporation	4	467
Republic Services, Inc.	13	3,055
Resideo Technologies, Inc. (a)	9	154

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Robert Half Inc.	6	350
Rocket Lab USA, Inc. - Class A (a)	16	294
Rockwell Automation, Inc.	7	1,825
RTX Corporation	82	10,878
RXO Inc (a)	10	186
Ryder System, Inc.	3	387
Saia, Inc. (a)	2	573
SiteOne Landscape Supply, Inc. (a)	3	335
SkyWest, Inc. (a)	2	211
Snap-on Incorporated	3	1,088
Southwest Airlines Co.	36	1,225
Spirit AeroSystems Holdings, Inc. - Class A (a)	7	244
SPX Technologies, Inc. (a)	3	366
StandardAero, Inc. (a)	5	130
Stanley Black & Decker, Inc.	9	728
Sterling Infrastructure, Inc. (a)	2	215
Symbotic Inc. - Class A (a) (b)	3	59
Terex Corporation	4	158
Tetra Tech, Inc.	16	480
Textron Inc.	12	843
The AZEK Company Inc. - Class A (a)	9	437
The Timken Company	4	295
Toro Company, The	6	467
Trane Technologies Public Limited Company	14	4,683
TransDigm Group Incorporated	3	4,772
Trex Company, Inc. (a)	7	388
Trinet Group, Inc.	2	153
U-Haul Holding Company (a)	—	30
U-Haul Holding Company - Series N	6	343
Union Pacific Corporation	37	8,821
United Airlines Holdings, Inc. (a)	20	1,388
United Parcel Service, Inc. - Class B	45	4,946
United Rentals, Inc.	4	2,530
Valmont Industries, Inc.	1	347
Veralto Corporation	15	1,417
Verisk Analytics, Inc.	9	2,615
Verra Mobility Corporation - Class A (a)	10	227
Vertiv Holdings Co - Class A	22	1,606
W.W. Grainger, Inc.	3	2,714
Waste Management, Inc.	23	5,243
Watsco, Inc.	2	1,084
Watts Water Technologies, Inc. - Class A	2	343
WESCO International, Inc.	3	427
Westinghouse Air Brake Technologies Corporation	11	1,908
Willscot Holdings Corporation - Class A	12	327
Woodward, Inc.	3	630
XPO, Inc. (a)	7	772
Xylem Inc.	15	1,772
Zurn Elkay Water Solutions Corporation	9	294
		266,678
Consumer Discretionary 0.7%
ADT, Inc.	18	146
Aramark	16	542
Pool Corporation	2	744
TopBuild Corp. (a)	2	557
		1,989
Financials 0.5%
Global Payments Inc.	16	1,526
Materials 0.5%
ATI Inc. (a)	9	454
Carpenter Technology Corporation	3	550
Louisiana-Pacific Corporation (W VA)	4	362
		1,366
Information Technology 0.3%
Advanced Energy Industries, Inc.	2	222
Crane Nxt, Co.	3	177
Dolby Laboratories, Inc. - Class A	4	290
Mirion Technologies (US), Inc. - Class A (a)	13	182
		871
Utilities 0.1%
MDU Resources Group, Inc.	11	192
Total Common Stocks (cost $248,422)		272,622
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	2,212	2,212
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	366	366
Total Short Term Investments (cost $2,578)		2,578
Total Investments 100.3% (cost $251,000)		275,200
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (0.3)%		(767)
Total Net Assets 100.0%		274,445
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,623	43,514	45,925	21	—	—	2,212	0.8
JNL Government Money Market Fund, 4.30% - Class SL	623	1,639	1,896	3	—	—	366	0.1
	5,246	45,153	47,821	24	—	—	2,578	0.9

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	13	June 2025	1,762	12	(30)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	272,622	—	—	272,622
Short Term Investments	2,578	—	—	2,578
	275,200	—	—	275,200
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(30)	—	—	(30)
	(30)	—	—	(30)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.6%
Information Technology 92.9%
Accenture Public Limited Company - Class A	219	68,464
ACI Worldwide, Inc. (a)	87	4,773
Adobe Inc. (a)	154	59,084
Advanced Micro Devices, Inc. (a)	577	59,257
Akamai Technologies, Inc. (a)	88	7,105
Alkami Technology, Inc. (a)	105	2,761
Allegro Microsystems Inc. (a)	174	4,380
Amkor Technology, Inc.	180	3,246
Amphenol Corporation - Class A	448	29,410
Analog Devices, Inc.	180	36,387
ANSYS, Inc. (a)	38	12,104
AppFolio, Inc. - Class A (a)	21	4,621
Apple Inc.	5,083	1,129,052
Applied Materials, Inc.	293	42,512
AppLovin Corporation - Class A (a)	88	23,245
Arista Networks, Inc. (a)	379	29,333
Arrow Electronics, Inc. (a)	45	4,713
ASGN Incorporated (a)	59	3,708
Astera Labs, Inc. (a)	48	2,856
Atlassian Corporation - Class A (a)	65	13,852
Aurora Innovations Inc. - Class A (a)	736	4,950
Autodesk, Inc. (a)	83	21,823
Avnet, Inc.	88	4,250
Badger Meter, Inc.	24	4,561
Belden Inc.	41	4,083
Bentley Systems, Incorporated - Class B	116	4,561
Bill Holdings, Inc. (a)	86	3,963
Blackbaud, Inc. (a)	58	3,602
Blackline, Inc. (a)	78	3,774
Box, Inc. - Class A (a)	139	4,296
Broadcom Inc.	1,569	262,622
C3.ai, Inc. - Class A (a) (b)	162	3,418
Cadence Design Systems, Inc. (a)	104	26,503
CCC Intelligent Solutions Holdings Inc. (a)	434	3,920
CDW Corp.	62	9,883
Ciena Corporation (a)	86	5,186
Cirrus Logic, Inc. (a)	46	4,634
Cisco Systems, Inc.	1,387	85,587
Clear Secure, Inc. - Class A	153	3,974
Clearwater Analytics Holdings, Inc. - Class A (a)	156	4,192
Cloudflare, Inc. - Class A (a)	124	13,998
Cognex Corporation	141	4,219
Cognizant Technology Solutions Corporation - Class A	205	15,688
Coherent Corp. (a)	90	5,818
CommVault Systems, Inc. (a)	32	5,068
Confluent, Inc. - Class A (a)	174	4,089
Core Scientific, Inc. (a) (b)	346	2,502
Corning Incorporated	320	14,653
Credo Technology Group Holding Ltd (a)	98	3,953
CrowdStrike Holdings, Inc. - Class A (a)	85	30,072
Datadog, Inc. - Class A (a)	130	12,929
Dell Technologies Inc. - Class C	134	12,184
DigitalOcean Holdings, Inc. (a)	88	2,933
DocuSign, Inc. (a)	104	8,483
DoubleVerify Holdings, Inc. (a)	260	3,473
Dropbox, Inc. - Class A (a)	185	4,955
DXC Technology Company (a)	214	3,641
Dynatrace, Inc. (a)	145	6,825
Elastic N.V. (a)	54	4,829
Enphase Energy, Inc. (a)	97	6,043
Entegris, Inc.	80	6,975
EPAM Systems, Inc. (a)	33	5,574
F5, Inc. (a)	30	7,990
Fabrinet (a)	27	5,278
Fair Isaac Corporation (a)	10	17,676
First Solar, Inc. (a)	56	7,068
Flex Ltd. (a)	209	6,912
Formfactor, Inc. (a)	112	3,162
Fortinet, Inc. (a)	247	23,792
Gartner, Inc. (a)	32	13,346
Gen Digital Inc.	301	7,985
GitLab Inc. - Class A (a)	92	4,342
GoDaddy Inc. - Class A (a)	62	11,096
Guidewire Software, Inc. (a)	43	8,006
Hewlett Packard Enterprise Company	593	9,145
HP, Inc.	412	11,408
HubSpot, Inc. (a)	21	11,938
Impinj, Inc. (a)	38	3,434
Informatica Inc. - Class A (a)	198	3,448
Insight Enterprises, Inc. (a)	29	4,301
Intel Corporation	1,582	35,921
InterDigital, Inc.	22	4,620
International Business Machines Corporation	324	80,594
Intuit Inc.	99	61,023
IPG Photonics Corporation (a)	59	3,730
Itron, Inc. (a)	42	4,456
Jabil Inc.	55	7,475
JFROG Ltd (a)	107	3,428
Juniper Networks, Inc.	191	6,914
Keysight Technologies, Inc. (a)	78	11,726
KLA Corporation	49	33,348
Kyndryl Holdings, Inc. (a)	155	4,856
Lam Research Corporation	473	34,376
Lattice Semiconductor Corporation (a)	94	4,923
Life360, Inc. (a)	88	3,391
Littelfuse, Inc.	21	4,155
Lumentum Holdings Inc. (a)	64	4,007
MACOM Technology Solutions Holdings, Inc. (a)	45	4,497
Manhattan Associates, Inc. (a)	37	6,458
Marvell Technology, Inc.	323	19,864
Microchip Technology Incorporated	229	11,112
Micron Technology, Inc.	405	35,227
Microsoft Corporation	2,520	945,939
MicroStrategy Incorporated - Class A (a) (b)	93	26,764
MKS Instruments, Inc.	51	4,117
MongoDB, Inc. - Class A (a)	37	6,519
Monolithic Power Systems, Inc.	20	11,910
Motorola Solutions, Inc.	63	27,645
nCino OpCo, Inc. (a) (b)	119	3,260
NetApp, Inc.	99	8,741
Novanta Inc. (a)	33	4,170
Nutanix, Inc. - Class A (a)	123	8,563
NVIDIA Corporation	7,997	866,724
NXP Semiconductors N.V.	100	18,959
Okta, Inc. - Class A (a)	87	9,146
ON Semiconductor Corporation (a)	208	8,449
Onto Innovation Inc. (a)	37	4,512
Oracle Corporation	566	79,105
Palantir Technologies Inc. - Class A (a)	764	64,508
Palo Alto Networks, Inc. (a)	236	40,351
Pegasystems Inc.	51	3,561
Plexus Corp. (a)	31	3,931
Power Integrations, Inc.	68	3,446
Procore Technologies, Inc. (a)	68	4,467
PTC Inc. (a)	58	9,018
Pure Storage, Inc. - Class A (a)	160	7,067
Q2 Holdings, Inc. (a)	53	4,263
Qorvo, Inc. (a)	73	5,277
Qualcomm Incorporated	392	60,288
Qualys, Inc. (a)	34	4,288
Rambus Inc. (a)	95	4,899
Roper Technologies, Inc.	41	24,167
Salesforce, Inc.	323	86,576
Samsara Inc. - Class A (a)	146	5,595
Sanmina Corporation (a)	55	4,202
Seagate Technology Holdings Public Limited Company	97	8,210
Semtech Corporation (a)	106	3,634
SentinelOne, Inc. - Class A (a)	234	4,249
ServiceNow, Inc. (a)	73	58,066
Silicon Laboratories Inc. (a)	32	3,587
SilverSun Techologies, Inc. (a) (b)	345	4,667
Skyworks Solutions, Inc.	98	6,339
Snowflake Inc. - Class A (a)	125	18,327
SPS Commerce, Inc. (a)	34	4,539

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Super Micro Computer, Inc. (a) (b)	240	8,205
Synopsys, Inc. (a)	59	25,155
TD SYNNEX Corporation	38	3,956
TE Connectivity Public Limited Company	121	17,054
Teledyne Technologies Incorporated (a)	22	10,741
Tenable Holdings, Inc. (a)	118	4,118
Teradata Corporation (a)	155	3,493
Teradyne, Inc.	82	6,753
Texas Instruments Incorporated	323	58,131
Trimble Inc. (a)	123	8,100
Twilio Inc. - Class A (a)	74	7,236
Tyler Technologies, Inc. (a)	19	11,066
Uipath, Inc. - Class A (a) (b)	386	3,972
Unity Software Inc. (a) (b)	215	4,221
Universal Display Corporation	35	4,904
Varonis Systems, Inc. (a)	107	4,330
VeriSign, Inc. (a)	41	10,309
Vontier Corporation	137	4,504
Western Digital Corporation (a) (b)	176	7,101
Workday, Inc. - Class A (a)	83	19,336
Workiva Inc. - Class A (a)	51	3,910
Zebra Technologies Corporation - Class A (a)	27	7,498
Zeta Global Holdings Corp. - Class A (a)	242	3,279
Zoom Communications, Inc. - Class A (a)	119	8,813
Zscaler, Inc. (a)	48	9,489
		5,473,696
Industrials 3.9%
Alight, Inc. - Class A	573	3,400
Automatic Data Processing, Inc.	147	44,890
Broadridge Financial Solutions, Inc.	52	12,555
Caci International Inc. - Class A (a)	16	5,976
Clarivate PLC (a)	811	3,189
Dayforce, Inc. (a)	100	5,821
ESCO Technologies Inc.	27	4,226
ExlService Holdings, Inc. (a)	116	5,476
Fortive Corporation	156	11,385
Genpact Limited	108	5,425
Leidos Holdings, Inc.	68	9,167
Lyft, Inc. - Class A (a)	337	3,999
Nextracker LLC - Class A (a)	110	4,639
Parsons Corporation (a)	66	3,911
Paychex, Inc.	129	19,898
Paycom Software, Inc.	31	6,689
Paylocity Holding Corporation (a)	29	5,486
Science Applications International Corporation	46	5,140
Sensata Technologies Holding PLC	152	3,684
SS&C Technologies Holdings, Inc.	106	8,857
Uber Technologies, Inc. (a)	749	54,553
		228,366
Financials 2.1%
Affirm Holdings, Inc. - Class A (a)	123	5,540
Block, Inc. - Class A (a)	234	12,713
Corpay Inc (a)	31	10,752
Euronet Worldwide, Inc. (a)	44	4,668
Fidelity National Information Services, Inc.	223	16,664
Fiserv, Inc. (a)	203	44,903
Jack Henry & Associates, Inc.	42	7,621
Remitly Global, Inc. (a)	172	3,580
Shift4 Payments, LLC - Class A (a) (b)	51	4,164
Toast, Inc. - Class A (a)	239	7,944
Wex, Inc. (a)	32	5,020
		123,569
Consumer Discretionary 0.4%
Duolingo, Inc. - Class A (a)	22	6,723
Garmin Ltd.	65	14,043
Global Business Travel Group, Inc. - Class A (a)	412	2,990
		23,756
Communication Services 0.3%
AST Spacemobile, Inc. - Class A (a) (b)	170	3,863
EchoStar Corporation - Class A (a) (b)	140	3,579
Trade Desk, Inc., The - Class A (a)	192	10,520
ZoomInfo Technologies Inc. - Class A (a)	353	3,526
		21,488
Total Common Stocks (cost $3,538,378)		5,870,875
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	27,493	27,493
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	8,606	8,606
Total Short Term Investments (cost $36,099)		36,099
Total Investments 100.2% (cost $3,574,477)		5,906,974
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (0.2)%		(14,040)
Total Net Assets 100.0%		5,892,932

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	27,691	272,528	272,726	233	—	—	27,493	0.5
JNL Government Money Market Fund, 4.30% - Class SL	13	51,962	43,369	67	—	—	8,606	0.1
	27,704	324,490	316,095	300	—	—	36,099	0.6

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	149	June 2025	32,399	(2)	(1,129)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	5,870,875	—	—	5,870,875
Short Term Investments	36,099	—	—	36,099
	5,906,974	—	—	5,906,974
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,129)	—	—	(1,129)
	(1,129)	—	—	(1,129)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.5%
Materials 97.6%
Air Products and Chemicals, Inc.	29	8,588
Albemarle Corporation (a)	15	1,107
Alcoa Corporation	32	982
Ashland Inc.	6	359
Avient Corporation	12	444
Axalta Coating Systems Ltd. (b)	27	897
Balchem Corporation	4	701
Cabot Corporation	7	600
Celanese Corporation - Class A	14	810
CF Industries Holdings, Inc.	23	1,767
Cleveland-Cliffs Inc. (a) (b)	64	526
Commercial Metals Company	15	693
Corteva, Inc.	90	5,648
CRH Public Limited Company	89	7,830
Dow Inc.	92	3,206
DuPont de Nemours, Inc.	55	4,088
Eagle Materials Inc.	4	992
Eastman Chemical Company	15	1,363
Ecolab Inc.	33	8,441
Element Solutions Inc.	30	670
FMC Corporation	16	689
Freeport-McMoRan Inc.	188	7,115
H.B. Fuller Company	7	397
Hecla Mining Company	77	429
Huntsman Corporation	22	343
International Flavors & Fragrances Inc.	33	2,595
Knife River Corporation (b)	7	602
Linde Public Limited Company	62	28,998
LyondellBasell Industries N.V. - Class A	34	2,383
Martin Marietta Materials, Inc.	8	3,868
Mosaic Company, The	42	1,137
NewMarket Corporation	1	533
Newmont Corporation	149	7,196
Nucor Corporation	30	3,660
Olin Corporation	16	379
PPG Industries, Inc.	31	3,378
Reliance, Inc.	7	2,103
Royal Gold, Inc.	9	1,409
RPM International Inc.	17	1,949
Scotts Miracle-Gro Company, The	6	307
Sensient Technologies Corporation	6	412
Sherwin-Williams Company, The	30	10,638
Southern Copper Corporation	12	1,083
Steel Dynamics, Inc.	19	2,329
Sylvamo Corporation	5	309
United States Steel Corporation	29	1,234
Vulcan Materials Company	17	4,058
Warrior Met Coal, Inc.	7	324
Westlake Corporation	4	446
		140,015
Industrials 1.6%
Boise Cascade Company	5	509
Simpson Manufacturing Co., Inc.	6	874
UFP Industries, Inc.	8	865
		2,248
Consumer Staples 0.3%
WD-40 Company	2	431
Total Common Stocks (cost $138,153)		142,694
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	417	417
Total Short Term Investments (cost $417)		417
Total Investments 99.8% (cost $138,570)		143,111
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net 0.2%		304
Total Net Assets 100.0%		143,424

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	1,257	25,115	25,955	8	—	—	417	0.3
JNL Government Money Market Fund, 4.30% - Class SL	408	244	652	2	—	—	—	—
	1,665	25,359	26,607	10	—	—	417	0.3

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	9	June 2025	826	9	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	142,694	—	—	142,694
Short Term Investments	417	—	—	417
	143,111	—	—	143,111

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.2%
Information Technology 49.0%
Adobe Inc. (a)	222	85,126
Advanced Micro Devices, Inc. (a)	828	85,052
Analog Devices, Inc.	253	51,058
ANSYS, Inc. (a)	45	14,169
Apple Inc.	3,116	692,224
Applied Materials, Inc.	415	60,171
AppLovin Corporation - Class A (a)	158	41,833
Arm Holdings PLC - ADR (a) (b)	66	7,051
ASML Holding N.V. - ADR	46	30,494
Atlassian Corporation - Class A (a)	82	17,481
Autodesk, Inc. (a)	110	28,690
Broadcom Inc.	1,608	269,280
Cadence Design Systems, Inc. (a)	140	35,545
CDW Corp.	68	10,897
Cisco Systems, Inc.	2,032	125,377
Cognizant Technology Solutions Corporation - Class A	252	19,290
CrowdStrike Holdings, Inc. - Class A (a)	119	42,061
Datadog, Inc. - Class A (a)	159	15,810
Fortinet, Inc. (a)	391	37,608
Globalfoundries Inc. (a) (b)	280	10,322
Intel Corporation	2,200	49,968
Intuit Inc.	143	87,674
KLA Corporation	68	46,351
Lam Research Corporation	656	47,682
Marvell Technology, Inc.	441	27,137
Microchip Technology Incorporated	275	13,313
Micron Technology, Inc.	568	49,380
Microsoft Corporation	1,542	578,704
MicroStrategy Incorporated - Class A (a)	121	35,035
MongoDB, Inc. - Class A (a)	37	6,526
NVIDIA Corporation	5,062	548,598
NXP Semiconductors N.V.	129	24,566
ON Semiconductor Corporation (a)	218	8,868
Palantir Technologies Inc. - Class A (a)	1,148	96,894
Palo Alto Networks, Inc. (a)	338	57,617
Qualcomm Incorporated	567	87,059
Roper Technologies, Inc.	55	32,372
Synopsys, Inc. (a)	78	33,568
Texas Instruments Incorporated	465	83,623
Workday, Inc. - Class A (a)	109	25,356
Zscaler, Inc. (a)	79	15,586
		3,635,416
Communication Services 15.5%
Alphabet Inc. - Class A	1,211	187,352
Alphabet Inc. - Class C	1,140	178,155
Comcast Corporation - Class A	1,923	70,973
Electronic Arts Inc.	133	19,272
Former Charter Communications Parent, Inc. - Class A (a)	72	26,733
Meta Platforms, Inc. - Class A	454	261,850
Netflix, Inc. (a)	218	203,347
Take-Two Interactive Software, Inc. (a)	90	18,568
T-Mobile US, Inc.	583	155,408
Trade Desk, Inc., The - Class A (a)	229	12,555
Warner Bros. Discovery, Inc. - Series A (a)	1,250	13,415
		1,147,628
Consumer Discretionary 13.7%
Airbnb, Inc. - Class A (a)	222	26,491
Amazon.com, Inc. (a)	2,199	418,313
Booking Holdings Inc.	17	77,147
DoorDash, Inc. - Class A (a)	201	36,773
Lululemon Athletica Inc. (a)	60	17,080
Marriott International, Inc. - Class A	142	33,728
MercadoLibre, Inc. (a)	26	50,416
O'Reilly Automotive, Inc. (a)	29	42,158
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	341	40,325
Ross Stores, Inc.	170	21,671
Starbucks Corporation	578	56,734
Tesla Inc. (a)	752	194,920
		1,015,756
Consumer Staples 6.1%
Coca-Cola Europacific Partners PLC	234	20,390
Costco Wholesale Corporation	226	213,770
Keurig Dr Pepper Inc.	694	23,740
Kraft Heinz Company, The	615	18,712
Mondelez International, Inc. - Class A	660	44,752
Monster Beverage 1990 Corporation (a)	496	29,032
PepsiCo, Inc.	700	104,942
		455,338
Health Care 5.8%
Amgen Inc.	274	85,430
AstraZeneca PLC - ADR	298	21,876
Biogen Inc. (a)	75	10,281
DexCom, Inc. (a)	199	13,607
GE HealthCare Technologies Inc.	234	18,910
Gilead Sciences, Inc.	635	71,183
IDEXX Laboratories, Inc. (a)	42	17,650
Intuitive Surgical, Inc. (a)	182	90,113
Regeneron Pharmaceuticals, Inc.	55	34,938
Vertex Pharmaceuticals Incorporated (a)	131	63,692
		427,680
Industrials 5.0%
Automatic Data Processing, Inc.	208	63,458
Axon Enterprise, Inc. (a)	39	20,444
Cintas Corporation	206	42,253
Copart, Inc. (a)	491	27,794
CSX Corporation	977	28,744
Fastenal Company	292	22,664
Honeywell International Inc.	332	70,240
Old Dominion Freight Line, Inc.	108	17,928
PACCAR Inc	267	26,023
Paychex, Inc.	184	28,325
Verisk Analytics, Inc.	72	21,380
		369,253
Materials 1.5%
Linde Public Limited Company	241	112,385
Utilities 1.4%
American Electric Power Company, Inc.	272	29,686
Constellation Energy Group, Inc.	159	32,131
Exelon Corporation	514	23,671
XCEL Energy Inc.	292	20,676
		106,164
Energy 0.6%
Baker Hughes Company - Class A	506	22,223
Diamondback Energy, Inc.	149	23,860
		46,083
Financials 0.4%
PayPal Holdings, Inc. (a)	511	33,334
Real Estate 0.2%
CoStar Group, Inc. (a)	209	16,575
Total Common Stocks (cost $4,798,564)		7,365,612
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	62,129	62,129
Total Short Term Investments (cost $62,129)		62,129
Total Investments 100.1% (cost $4,860,693)		7,427,741
Other Derivative Instruments (0.0)%		(104)
Other Assets and Liabilities, Net (0.1)%		(4,096)
Total Net Assets 100.0%		7,423,541

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	54,721	324,652	317,244	516	—	—	62,129	0.8
JNL Government Money Market Fund, 4.30% - Class SL	7,147	27,122	34,269	62	—	—	—	—
	61,868	351,774	351,513	578	—	—	62,129	0.8

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	180	June 2025	71,230	(104)	(1,248)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	7,365,612	—	—	7,365,612
Short Term Investments	62,129	—	—	62,129
	7,427,741	—	—	7,427,741
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,248)	—	—	(1,248)
	(1,248)	—	—	(1,248)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.0%
Real Estate 96.3%
Agree Realty Corporation	14	1,120
Alexandria Real Estate Equities, Inc.	21	1,952
American Healthcare REIT, Inc.	21	627
American Homes 4 Rent - Class A	44	1,646
American Tower Corporation	63	13,768
Americold Realty Trust, Inc.	35	760
Apple Hospitality REIT, Inc.	31	399
AvalonBay Communities, Inc.	19	4,120
Brixmor Property Group Inc.	41	1,082
Broadstone Net Lease, Inc.	24	402
BXP, Inc.	21	1,431
Camden Property Trust	14	1,769
Caretrust REIT, Inc.	25	716
CBRE Group, Inc. - Class A (a)	41	5,394
COPT Defense Properties	15	419
CoStar Group, Inc. (a)	57	4,480
Cousins Properties Incorporated	20	600
Crown Castle Inc.	59	6,123
Cubesmart, L.P.	30	1,295
Digital Realty Trust, Inc.	45	6,451
EastGroup Properties, Inc.	6	1,144
EPR Properties	10	535
Equinix, Inc.	13	10,678
Equity Lifestyle Properties, Inc.	25	1,635
Equity Residential	47	3,335
Essential Properties Realty Trust, Inc.	25	831
Essex Property Trust, Inc.	9	2,670
Extra Space Storage Inc.	29	4,254
Federal Realty Investment Trust	11	1,103
First Industrial Realty Trust, Inc.	17	911
Gaming and Leisure Properties, Inc.	35	1,797
Healthcare Realty Trust Incorporated - Class A	48	811
Healthpeak OP, LLC	96	1,940
Highwoods Properties, Inc.	14	427
Host Hotels & Resorts, Inc.	95	1,351
Howard Hughes Holdings Inc. (a)	4	315
Independence Realty Trust, Inc.	30	645
Innovative Industrial Properties, Inc.	4	206
Invitation Homes Inc.	78	2,706
Iron Mountain Incorporated	40	3,410
Jones Lang LaSalle Incorporated (a)	6	1,596
Kilroy Realty Corporation	16	510
Kimco Realty OP, LLC	91	1,939
Kite Realty Naperville, LLC	30	664
Lamar Advertising Company - Class A	12	1,340
Lineage, Inc.	10	560
Macerich Company, The	36	614
Mid-America Apartment Communities, Inc.	16	2,650
National Health Investors, Inc.	6	437
National Storage Affiliates Trust	9	371
NNN REIT, Inc.	25	1,056
Omega Healthcare Investors, Inc.	36	1,389
Phillips Edison & Company, Inc.	17	604
PotlatchDeltic Corporation	11	482
ProLogis Inc.	125	14,022
Public Storage Operating Company	21	6,428
Rayonier Inc.	18	504
Realty Income Corporation	118	6,855
Regency Centers Corporation	23	1,672
Rexford Industrial Realty, Inc.	28	1,079
Ryman Hospitality Properties, Inc.	8	723
Sabra Health Care REIT, Inc.	28	496
SBA Communications Corporation - Class A	15	3,218
Simon Property Group, Inc.	42	6,913
SL Green Realty Corp.	10	560
St. Joe Company, The	5	246
STAG Industrial, Inc.	25	890
Sun Communities, Inc.	17	2,166
Tanger Inc.	15	492
Terreno Realty Corporation	13	809
UDR, Inc.	41	1,837
Ventas, Inc.	59	4,079
VICI Properties Inc.	143	4,667
Vornado Realty Trust	23	860
W.P. Carey Inc.	29	1,862
Welltower Inc.	86	13,210
Weyerhaeuser Company	99	2,891
		185,949
Financials 2.7%
AGNC Investment Corp. (b)	120	1,148
Annaly Capital Management, Inc.	76	1,539
Blackstone Mortgage Trust, Inc. - Class A (b)	22	443
HA Sustainable Infrastructure Capital, Inc.	15	446
RITHM Capital Corp.	69	796
Starwood Property Trust, Inc.	43	846
		5,218
Total Common Stocks (cost $202,976)		191,167
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	907	907
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	254	254
Total Short Term Investments (cost $1,161)		1,161
Total Investments 99.6% (cost $204,137)		192,328
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net 0.4%		664
Total Net Assets 100.0%		193,005

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	744	9,199	9,036	7	—	—	907	0.5
JNL Government Money Market Fund, 4.30% - Class SL	1,331	1,739	2,816	5	—	—	254	0.1
	2,075	10,938	11,852	12	—	—	1,161	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	35	June 2025	1,800	13	5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	191,167	—	—	191,167
Short Term Investments	1,161	—	—	1,161
	192,328	—	—	192,328
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.1%
Information Technology 29.4%
Accenture Public Limited Company - Class A	189	58,929
Adobe Inc. (a)	132	50,462
Advanced Micro Devices, Inc. (a)	490	50,390
Akamai Technologies, Inc. (a) (b)	46	3,672
Amphenol Corporation - Class A	361	23,704
Analog Devices, Inc.	151	30,454
ANSYS, Inc. (a)	27	8,422
Apple Inc.	4,538	1,008,099
Applied Materials, Inc.	245	35,578
Arista Networks, Inc. (a)	311	24,084
Autodesk, Inc. (a)	64	16,871
Broadcom Inc.	1,416	237,096
Cadence Design Systems, Inc. (a) (b)	83	21,220
CDW Corp.	42	6,660
Cisco Systems, Inc.	1,205	74,342
Cognizant Technology Solutions Corporation - Class A	151	11,516
Corning Incorporated	238	10,885
CrowdStrike Holdings, Inc. - Class A (a) (b)	74	26,228
Dell Technologies Inc. - Class C	94	8,574
Enphase Energy, Inc. (a)	39	2,427
EPAM Systems, Inc. (a)	16	2,776
F5, Inc. (a)	17	4,618
Fair Isaac Corporation (a)	7	13,414
First Solar, Inc. (a)	32	4,047
Fortinet, Inc. (a)	189	18,203
Gartner, Inc. (a)	23	9,800
Gen Digital Inc.	165	4,379
GoDaddy Inc. - Class A (a)	43	7,726
Hewlett Packard Enterprise Company (b)	397	6,127
HP, Inc.	280	7,760
Intel Corporation	1,310	29,741
International Business Machines Corporation	281	69,776
Intuit Inc.	84	51,894
Jabil Inc.	33	4,493
Juniper Networks, Inc.	100	3,620
Keysight Technologies, Inc. (a)	53	7,957
KLA Corporation	40	27,384
Lam Research Corporation	389	28,254
Microchip Technology Incorporated	162	7,834
Micron Technology, Inc. (b)	338	29,387
Microsoft Corporation	2,246	843,103
Monolithic Power Systems, Inc. (b)	15	8,507
Motorola Solutions, Inc.	50	22,057
NetApp, Inc.	64	5,632
NVIDIA Corporation	7,399	801,889
NXP Semiconductors N.V.	76	14,499
ON Semiconductor Corporation (a)	128	5,224
Oracle Corporation	490	68,477
Palantir Technologies Inc. - Class A (a)	618	52,156
Palo Alto Networks, Inc. (a) (b)	200	34,126
PTC Inc. (a) (b)	37	5,802
Qualcomm Incorporated	335	51,477
Roper Technologies, Inc.	33	19,213
Salesforce, Inc.	289	77,538
Seagate Technology Holdings Public Limited Company	64	5,450
ServiceNow, Inc. (a)	62	49,400
Skyworks Solutions, Inc. (b)	45	2,922
Super Micro Computer, Inc. (a) (b)	154	5,259
Synopsys, Inc. (a)	47	19,995
TE Connectivity Public Limited Company	88	12,439
Teledyne Technologies Incorporated (a)	14	6,948
Teradyne, Inc.	49	4,086
Texas Instruments Incorporated	275	49,424
Trimble Inc. (a)	76	4,986
Tyler Technologies, Inc. (a)	13	7,482
VeriSign, Inc. (a)	24	6,126
Western Digital Corporation (a) (b)	100	4,059
Workday, Inc. - Class A (a) (b)	65	15,256
Zebra Technologies Corporation - Class A (a)	16	4,487
		4,256,822
Financials 14.6%
AFLAC Incorporated	149	16,528
Allstate Corporation, The	79	16,287
American Express Company	168	45,089
American International Group, Inc. (b)	181	15,723
Ameriprise Financial, Inc.	29	14,166
AON Public Limited Company - Class A	65	26,134
Apollo Global Management, Inc. (b)	134	18,343
Arch Capital Group Ltd.	116	11,157
Arthur J. Gallagher & Co.	77	26,486
Assurant, Inc. (b)	15	3,169
Bank of America Corporation	2,003	83,593
Bank of New York Mellon Corporation, The (c)	220	18,417
Berkshire Hathaway Inc. - Class B (a)	554	295,037
BlackRock, Inc.	44	41,801
Blackstone Inc. - Class A	221	30,895
Brown & Brown, Inc. (b)	72	8,971
Capital One Financial Corporation	116	20,760
CBOE Global Markets, Inc.	30	6,843
Charles Schwab Corporation, The	513	40,152
Chubb Limited	112	33,922
Cincinnati Financial Corporation (b)	47	6,966
Citigroup Inc.	569	40,385
Citizens Financial Group, Inc.	139	5,697
CME Group Inc. - Class A	108	28,787
Corpay Inc (a)	22	7,543
Discover Financial Services	76	12,956
Erie Indemnity Company - Class A (b)	8	3,272
Everest Group, Ltd.	13	4,563
FactSet Research Systems Inc. (b)	11	5,074
Fidelity National Information Services, Inc. (b)	162	12,065
Fifth Third Bancorp (b)	200	7,839
Fiserv, Inc. (a)	172	38,088
Franklin Resources, Inc. (b)	91	1,748
Global Payments Inc.	75	7,348
Globe Life Inc.	24	3,172
Goldman Sachs Group, Inc., The	94	51,523
Hartford Insurance Group, Inc., The	86	10,642
Huntington Bancshares Incorporated	443	6,655
Intercontinental Exchange, Inc.	174	29,985
Invesco Ltd. (b)	159	2,412
Jack Henry & Associates, Inc.	21	3,767
JPMorgan Chase & Co.	845	207,323
KeyCorp (b)	298	4,763
KKR & Co. Inc. - Class A	203	23,424
Loews Corporation	53	4,883
M&T Bank Corporation (b)	49	8,794
MarketAxess Holdings Inc.	11	2,400
Marsh & Mclennan Companies, Inc.	148	36,222
MasterCard Incorporated - Class A	246	134,780
MetLife, Inc.	175	14,017
Moody's Corporation	46	21,581
Morgan Stanley	377	43,994
MSCI Inc. - Class A	23	13,143
Nasdaq, Inc.	125	9,508
Northern Trust Corporation (b)	57	5,660
PayPal Holdings, Inc. (a)	301	19,652
Principal Financial Group, Inc. (b)	67	5,643
Prudential Financial, Inc. (b)	110	12,279
Raymond James Financial, Inc. (b)	54	7,489
Regions Financial Corporation	256	5,570
S&P Global Inc.	95	48,482
State Street Corporation	90	8,100
Synchrony Financial	119	6,293
T. Rowe Price Group, Inc. (b)	66	6,098
The PNC Financial Services Group, Inc.	120	21,067
The Progressive Corporation (b)	177	50,107
Travelers Companies, Inc., The	68	17,984
Truist Financial Corporation	399	16,439
U.S. Bancorp	473	19,974
Visa Inc. - Class A (b)	521	182,430
W. R. Berkley Corporation	94	6,671

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Wells Fargo & Company	995	71,427
Willis Towers Watson Public Limited Company (b)	30	10,192
		2,110,349
Health Care 11.1%
Abbott Laboratories	524	69,536
AbbVie Inc.	534	111,902
Agilent Technologies, Inc.	85	9,892
Align Technology, Inc. (a)	22	3,555
Amgen Inc.	162	50,446
Baxter International Inc. (b)	159	5,430
Becton, Dickinson and Company	87	19,954
Biogen Inc. (a) (b)	44	6,045
Bio-Techne Corporation	46	2,691
Boston Scientific Corporation (a)	443	44,686
Bristol-Myers Squibb Company	613	37,386
Cardinal Health, Inc.	73	10,007
Cencora, Inc.	52	14,554
Centene Corporation (a)	153	9,299
Charles River Laboratories International, Inc. (a) (b)	17	2,518
Cigna Group, The	83	27,245
Cooper Companies, Inc., The (a)	58	4,897
CVS Health Corporation	381	25,791
Danaher Corporation	194	39,828
DaVita Inc. (a) (b)	12	1,822
DexCom, Inc. (a)	119	8,104
Edwards Lifesciences Corporation (a) (b)	178	12,888
Elevance Health, Inc.	70	30,665
Eli Lilly and Company	238	196,681
GE HealthCare Technologies Inc. (b)	138	11,141
Gilead Sciences, Inc.	376	42,105
HCA Healthcare, Inc.	54	18,618
Henry Schein, Inc. (a)	35	2,428
Hologic, Inc. (a)	68	4,216
Humana Inc.	36	9,474
IDEXX Laboratories, Inc. (a) (b)	24	10,156
Incyte Corporation (a)	50	3,053
Insulet Corporation (a) (b)	21	5,541
Intuitive Surgical, Inc. (a)	108	53,525
IQVIA Holdings Inc (a)	52	9,093
Johnson & Johnson	728	120,675
Labcorp Holdings Inc.	26	5,950
McKesson Corporation	38	25,312
Medtronic, Inc.	390	35,011
Merck & Co., Inc.	765	68,625
Mettler-Toledo International Inc. (a)	6	7,428
Moderna, Inc. (a) (b)	102	2,903
Molina Healthcare, Inc. (a)	18	5,883
Pfizer Inc.	1,707	43,259
Quest Diagnostics Incorporated (b)	33	5,573
Regeneron Pharmaceuticals, Inc.	32	20,289
ResMed Inc. (b)	44	9,948
Revvity, Inc. (b)	33	3,523
Solventum Corporation (a)	39	2,995
Steris Public Limited Company	30	6,794
Stryker Corporation	104	38,845
Thermo Fisher Scientific Inc.	115	57,393
UnitedHealth Group Incorporated	277	145,218
Universal Health Services, Inc. - Class B	17	3,130
Vertex Pharmaceuticals Incorporated (a) (b)	77	37,549
Viatris Inc.	356	3,101
Waters Corporation (a) (b)	18	6,675
West Pharmaceutical Services, Inc.	23	5,057
Zimmer Biomet Holdings, Inc. (b)	59	6,642
Zoetis Inc. - Class A	135	22,286
		1,605,236
Consumer Discretionary 10.2%
Airbnb, Inc. - Class A (a)	129	15,379
Amazon.com, Inc. (a)	2,849	542,026
Aptiv PLC (a) (b)	71	4,253
AutoZone, Inc. (a)	5	19,438
Best Buy Co., Inc.	56	4,123
Booking Holdings Inc.	10	46,322
Caesars Entertainment, Inc. (a)	68	1,691
CarMax, Inc. (a)	47	3,645
Carnival Corporation (a)	307	5,987
Chipotle Mexican Grill, Inc. (a)	405	20,350
D.R. Horton, Inc.	90	11,412
Darden Restaurants, Inc. (b)	35	7,358
Deckers Outdoor Corporation (a) (b)	47	5,255
Domino's Pizza, Inc.	11	5,001
DoorDash, Inc. - Class A (a)	102	18,690
eBay Inc. (b)	142	9,593
Expedia Group, Inc.	38	6,375
Ford Motor Company (b)	1,164	11,679
Garmin Ltd.	47	10,260
General Motors Company	300	14,129
Genuine Parts Company	42	5,049
Hasbro, Inc.	39	2,382
Hilton Worldwide Holdings Inc. (b)	73	16,565
Home Depot, Inc., The	300	110,022
Las Vegas Sands Corp.	102	3,949
Lennar Corporation - Class A	69	7,956
LKQ Corporation	73	3,115
Lowe`s Companies, Inc.	170	39,640
Lululemon Athletica Inc. (a) (b)	33	9,483
Marriott International, Inc. - Class A	69	16,354
McDonald's Corporation	217	67,648
MGM Resorts International (a) (b)	61	1,811
Mohawk Industries, Inc. (a) (b)	16	1,878
NIKE, Inc. - Class B (b)	355	22,533
Norwegian Cruise Line Holdings Ltd. (a) (b)	148	2,807
NVR, Inc. (a)	1	6,621
O'Reilly Automotive, Inc. (a) (b)	18	25,148
Pool Corporation (b)	12	3,708
PulteGroup, Inc.	60	6,126
Ralph Lauren Corporation - Class A	12	2,730
Ross Stores, Inc.	101	12,908
Royal Caribbean Cruises Ltd. (b)	75	15,345
Starbucks Corporation (b)	345	33,827
Tapestry, Inc.	63	4,415
Tesla Inc. (a)	846	219,221
TJX Companies, Inc., The	339	41,333
Tractor Supply Company (b)	162	8,952
Ulta Beauty, Inc. (a) (b)	14	5,190
Williams-Sonoma, Inc.	37	5,822
Wynn Resorts, Limited (b)	26	2,158
Yum! Brands, Inc.	86	13,459
		1,481,121
Communication Services 9.1%
Alphabet Inc. - Class A	1,766	273,085
Alphabet Inc. - Class C	1,425	222,664
AT&T Inc.	2,179	61,618
Comcast Corporation - Class A	1,140	42,064
Electronic Arts Inc.	73	10,546
Former Charter Communications Parent, Inc. - Class A (a) (b)	29	10,515
Fox Corporation - Class A (b)	66	3,749
Fox Corporation - Class B (b)	45	2,364
Live Nation Entertainment, Inc. (a)	47	6,146
Match Group, Inc. (b)	78	2,438
Meta Platforms, Inc. - Class A (b)	662	381,356
Netflix, Inc. (a)	129	120,475
News Corporation - Class A	120	3,261
News Corporation - Class B (b)	38	1,144
Omnicom Group Inc. (b)	60	4,973
Paramount Global - Class B	166	1,985
Take-Two Interactive Software, Inc. (a)	51	10,568
The Interpublic Group of Companies, Inc. (b)	102	2,777
TKO Group Holdings Inc. - Class A	20	3,020
T-Mobile US, Inc.	145	38,685
Verizon Communications Inc.	1,270	57,630
Walt Disney Company, The	546	53,932
Warner Bros. Discovery, Inc. - Series A (a)	664	7,120
		1,322,115
Industrials 8.4%
3M Company	163	23,906
A. O. Smith Corporation (b)	39	2,540
Allegion Public Limited Company (b)	26	3,364

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
AMETEK, Inc.	70	12,110
Automatic Data Processing, Inc.	123	37,654
Axon Enterprise, Inc. (a) (b)	22	11,520
Boeing Company, The (a)	227	38,671
Broadridge Financial Solutions, Inc.	35	8,549
Builders FirstSource, Inc. (a)	34	4,292
C.H. Robinson Worldwide, Inc.	35	3,565
Carrier Global Corporation	245	15,539
Caterpillar Inc.	145	47,674
Cintas Corporation	104	21,359
Copart, Inc. (a)	267	15,093
CSX Corporation	585	17,203
Cummins Inc.	41	12,906
Dayforce, Inc. (a) (b)	46	2,658
Deere & Company	77	36,075
Delta Air Lines, Inc.	189	8,243
Dover Corporation	42	7,315
Eaton Corporation Public Limited Company	120	32,660
Emerson Electric Co.	173	18,938
Equifax Inc. (b)	37	8,913
Expeditors International of Washington, Inc. - Class A	44	5,290
Fastenal Company	173	13,447
FedEx Corporation	66	16,143
Fortive Corporation (b)	102	7,455
GE Vernova Inc.	84	25,630
Generac Holdings Inc. (a) (b)	18	2,269
General Dynamics Corporation	77	20,900
General Electric Company (b)	324	64,869
Honeywell International Inc.	197	41,731
Howmet Aerospace Inc.	121	15,738
Hubbell Incorporated	16	5,138
Huntington Ingalls Industries, Inc.	13	2,578
IDEX Corporation (b)	22	3,971
Illinois Tool Works Inc. (b)	80	19,821
Ingersoll Rand Inc. (b)	122	9,729
J.B. Hunt Transport Services, Inc.	24	3,612
Jacobs Solutions Inc.	36	4,345
Johnson Controls International Public Limited Company (b)	199	15,938
L3Harris Technologies, Inc. (b)	56	11,795
Leidos Holdings, Inc.	41	5,500
Lennox International Inc. (b)	10	5,519
Lockheed Martin Corporation	64	28,521
Masco Corporation	61	4,227
Nordson Corporation (b)	16	3,226
Norfolk Southern Corporation	68	16,186
Northrop Grumman Corporation	41	20,872
Old Dominion Freight Line, Inc.	56	9,208
Otis Worldwide Corporation	120	12,353
PACCAR Inc	158	15,394
Parker-Hannifin Corporation	39	23,763
Paychex, Inc. (b)	97	14,931
Paycom Software, Inc.	14	2,967
Pentair Public Limited Company (b)	48	4,221
Quanta Services, Inc.	45	11,390
Republic Services, Inc.	60	14,544
Rockwell Automation, Inc.	34	8,869
Rollins, Inc.	85	4,613
RTX Corporation	404	53,566
Snap-on Incorporated (b)	16	5,347
Southwest Airlines Co. (b)	176	5,898
Stanley Black & Decker, Inc. (b)	45	3,439
Textron Inc.	59	4,243
Trane Technologies Public Limited Company (b)	68	23,059
TransDigm Group Incorporated	17	23,394
Uber Technologies, Inc. (a)	634	46,222
Union Pacific Corporation	183	43,135
United Airlines Holdings, Inc. (a) (b)	100	6,882
United Parcel Service, Inc. - Class B	221	24,313
United Rentals, Inc.	20	12,375
Veralto Corporation (b)	73	7,126
Verisk Analytics, Inc.	42	12,593
W.W. Grainger, Inc.	13	13,134
Waste Management, Inc.	111	25,710
Westinghouse Air Brake Technologies Corporation	50	9,131
Xylem Inc.	75	8,960
		1,215,977
Consumer Staples 6.0%
Altria Group, Inc.	512	30,738
Archer-Daniels-Midland Company	149	7,133
Brown-Forman Corporation - Class B (b)	54	1,828
Bunge Limited	41	3,106
Campbell's Company, The (b)	64	2,548
Church & Dwight Co., Inc. (b)	73	7,989
Coca-Cola Company, The	1,172	83,921
Colgate-Palmolive Company	248	23,220
Conagra Brands, Inc.	141	3,756
Constellation Brands, Inc. - Class A (b)	48	8,862
Costco Wholesale Corporation	134	127,101
Dollar General Corporation (b)	65	5,696
Dollar Tree, Inc. (a) (b)	59	4,429
Estee Lauder Companies Inc., The - Class A	72	4,736
General Mills, Inc.	169	10,129
Hormel Foods Corporation	79	2,444
J. M. Smucker Company, The (b)	31	3,639
Kellanova	85	6,977
Kenvue Inc. (b)	573	13,741
Keurig Dr Pepper Inc.	357	12,232
Kimberly-Clark Corporation	97	13,856
Kraft Heinz Company, The (b)	265	8,078
Kroger Co., The	199	13,442
Lamb Weston Holdings, Inc. (b)	45	2,380
McCormick & Company, Incorporated	79	6,523
Molson Coors Beverage Company - Class B (b)	51	3,076
Mondelez International, Inc. - Class A (b)	391	26,548
Monster Beverage 1990 Corporation (a)	210	12,315
PepsiCo, Inc.	414	62,147
Philip Morris International Inc.	470	74,590
Procter & Gamble Company, The	708	120,608
Sysco Corporation (b)	148	11,081
Target Corporation	140	14,599
The Clorox Company	38	5,570
The Hershey Company (b)	45	7,662
Tyson Foods, Inc. - Class A	88	5,638
Walgreens Boots Alliance, Inc. (b)	232	2,596
Walmart Inc.	1,307	114,733
		869,667
Energy 3.6%
Apa Corp. (b)	101	2,114
Baker Hughes Company - Class A (b)	294	12,915
Chevron Corporation (b)	505	84,501
ConocoPhillips	385	40,438
Coterra Energy Inc.	223	6,458
Devon Energy Corporation	203	7,606
Diamondback Energy, Inc.	56	8,914
EOG Resources, Inc.	172	22,064
EQT Corporation	179	9,555
Expand Energy Corporation	62	6,882
Exxon Mobil Corporation	1,315	156,392
Halliburton Company	261	6,614
Hess Corporation	85	13,524
Kinder Morgan, Inc. (b)	591	16,869
Marathon Petroleum Corporation (b)	96	13,927
Occidental Petroleum Corporation (b)	204	10,079
ONEOK, Inc.	187	18,544
Phillips 66 (b)	124	15,360
Schlumberger Limited (b)	432	18,073
Targa Resources Corp.	67	13,355
Texas Pacific Land Corporation (b)	6	7,498
Valero Energy Corporation (b)	94	12,353
Williams Companies, Inc., The	368	21,966
		526,001
Utilities 2.5%
Alliant Energy Corporation (b)	75	4,809
Ameren Corporation	79	7,933
American Electric Power Company, Inc. (b)	160	17,513
American Water Works Company, Inc.	58	8,515
Atmos Energy Corporation	47	7,287

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc. (b)	190	6,903
CMS Energy Corporation	88	6,615
Consolidated Edison, Inc. (b)	104	11,469
Constellation Energy Group, Inc. (b)	95	19,161
Dominion Energy, Inc. (b)	258	14,450
DTE Energy Company	60	8,326
Duke Energy Corporation	234	28,566
Edison International	119	7,027
Entergy Corporation (b)	129	11,052
Evergy, Inc.	67	4,633
Eversource Energy	111	6,883
Exelon Corporation	307	14,146
FirstEnergy Corp.	159	6,433
NextEra Energy, Inc. (b)	621	44,059
NiSource Inc.	143	5,740
NRG Energy, Inc.	62	5,902
PG&E Corporation	666	11,440
Pinnacle West Capital Corporation (b)	33	3,102
PPL Corporation	230	8,314
Public Service Enterprise Group Incorporated	151	12,404
Sempra	194	13,828
The AES Corporation	216	2,680
The Southern Company	332	30,520
Vistra Corp.	103	12,063
WEC Energy Group Inc.	96	10,461
XCEL Energy Inc. (b)	175	12,369
		364,603
Real Estate 2.2%
Alexandria Real Estate Equities, Inc. (b)	49	4,517
American Tower Corporation	140	30,541
AvalonBay Communities, Inc. (b)	44	9,349
BXP, Inc. (b)	47	3,170
Camden Property Trust	34	4,209
CBRE Group, Inc. - Class A (a)	90	11,826
CoStar Group, Inc. (a) (b)	127	10,037
Crown Castle Inc.	131	13,663
Digital Realty Trust, Inc. (b)	95	13,670
Equinix, Inc.	29	24,018
Equity Residential (b)	103	7,390
Essex Property Trust, Inc.	20	6,072
Extra Space Storage Inc.	65	9,721
Federal Realty Investment Trust	21	2,099
Healthpeak OP, LLC	207	4,185
Host Hotels & Resorts, Inc. (b)	210	2,979
Invitation Homes Inc.	174	6,053
Iron Mountain Incorporated	87	7,474
Kimco Realty OP, LLC (b)	200	4,241
Mid-America Apartment Communities, Inc. (b)	36	6,072
ProLogis Inc.	279	31,241
Public Storage Operating Company	47	14,049
Realty Income Corporation (b)	259	15,022
Regency Centers Corporation (b)	47	3,443
SBA Communications Corporation - Class A	33	7,369
Simon Property Group, Inc.	93	15,457
UDR, Inc. (b)	92	4,140
Ventas, Inc.	132	9,059
VICI Properties Inc. (b)	317	10,325
Welltower Inc. (b)	184	28,152
Weyerhaeuser Company (b)	221	6,476
		326,019
Materials 2.0%
Air Products and Chemicals, Inc.	67	19,699
Albemarle Corporation (b)	33	2,376
Amcor Pty Ltd (b)	445	4,312
Avery Dennison Corporation	23	4,152
Ball Corporation	87	4,522
CF Industries Holdings, Inc.	53	4,167
Corteva, Inc.	209	13,182
Dow Inc. (b)	209	7,291
DuPont de Nemours, Inc.	124	9,294
Eastman Chemical Company (b)	37	3,271
Ecolab Inc.	76	19,306
Freeport-McMoRan Inc.	431	16,302
International Flavors & Fragrances Inc.	80	6,198
International Paper Company (b)	160	8,531
Linde Public Limited Company	144	66,996
LyondellBasell Industries N.V. - Class A (b)	77	5,397
Martin Marietta Materials, Inc. (b)	18	8,802
Mosaic Company, The	92	2,480
Newmont Corporation	344	16,606
Nucor Corporation (b)	70	8,424
Packaging Corporation of America	27	5,255
PPG Industries, Inc.	70	7,712
Sherwin-Williams Company, The	71	24,671
Smurfit Westrock Public Limited Company (b)	149	6,736
Steel Dynamics, Inc.	44	5,487
Vulcan Materials Company	39	9,160
		290,329
Total Common Stocks (cost $6,256,379)		14,368,239
SHORT TERM INVESTMENTS 6.4%
Securities Lending Collateral 5.6%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	104,845	104,845
Repurchase Agreement with BNS, 4.68% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,872) acquired on 3/31/2025, due 7/7/2025 at $405,096	400,000	400,000
Repurchase Agreement with CIT, 4.78% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,020) acquired on 3/31/2025, due 7/1/2025 at $303,665	300,000	300,000
		804,845
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	116,101	116,101
Total Short Term Investments (cost $920,946)		920,946
Total Investments 105.5% (cost $7,177,325)		15,289,185
Other Derivative Instruments 0.0%		700
Other Assets and Liabilities, Net (5.5)%		(791,788)
Total Net Assets 100.0%		14,498,097

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	17,281	—	471	106	304	1,303	18,417	0.2
JNL Government Money Market Fund, 4.20% - Class I	122,896	266,776	273,571	1,050	—	—	116,101	0.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	23,987	980,711	899,853	833	—	—	104,845	0.7
	164,164	1,247,487	1,173,895	1,989	304	1,303	239,363	1.7

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	473	June 2025	134,640	700	(940)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	14,368,239	—	—	14,368,239
Short Term Investments	920,946	—	—	920,946
	15,289,185	—	—	15,289,185
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(940)	—	—	(940)
	(940)	—	—	(940)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.7%
Information Technology 28.1%
Accenture Public Limited Company - Class A	54	16,913
ACI Worldwide, Inc. (a)	9	474
Adobe Inc. (a)	38	14,501
Advanced Energy Industries, Inc.	4	347
Advanced Micro Devices, Inc. (a)	141	14,536
Akamai Technologies, Inc. (a)	14	1,117
Alkami Technology, Inc. (a)	4	113
Allegro Microsystems Inc. (a)	10	248
Amkor Technology, Inc.	12	223
Amphenol Corporation - Class A	104	6,807
Analog Devices, Inc.	43	8,750
ANSYS, Inc. (a)	8	2,374
AppFolio, Inc. - Class A (a)	2	423
Apple Inc.	1,310	290,891
Applied Materials, Inc.	70	10,219
AppLovin Corporation - Class A (a)	20	5,349
Arista Networks, Inc. (a)	90	6,950
Arrow Electronics, Inc. (a)	5	485
ASGN Incorporated (a)	5	301
Astera Labs, Inc. (a)	2	137
Atlassian Corporation - Class A (a)	14	3,074
Aurora Innovations Inc. - Class A (a)	82	549
Autodesk, Inc. (a)	19	4,881
Avnet, Inc.	8	383
Badger Meter, Inc.	2	439
Belden Inc.	3	350
Bentley Systems, Incorporated - Class B	13	503
Bill Holdings, Inc. (a)	8	385
Blackbaud, Inc. (a)	4	236
Blackline, Inc. (a)	5	241
Box, Inc. - Class A (a)	11	354
Broadcom Inc.	401	67,074
C3.ai, Inc. - Class A (a) (b)	10	221
Cadence Design Systems, Inc. (a)	24	6,044
CCC Intelligent Solutions Holdings Inc. (a)	36	321
CDW Corp.	12	1,894
Ciena Corporation (a)	13	781
Cirrus Logic, Inc. (a)	5	481
Cisco Systems, Inc.	345	21,320
Clear Secure, Inc. - Class A	12	309
Clearwater Analytics Holdings, Inc. - Class A (a)	19	515
Cloudflare, Inc. - Class A (a)	27	3,078
Cognex Corporation	13	391
Cognizant Technology Solutions Corporation - Class A	44	3,381
Coherent Corp. (a)	14	893
CommVault Systems, Inc. (a)	4	609
Confluent, Inc. - Class A (a)	22	521
Core Scientific, Inc. (a) (b)	23	164
Corning Incorporated	68	3,102
Crane Nxt, Co.	5	254
Credo Technology Group Holding Ltd (a)	12	468
CrowdStrike Holdings, Inc. - Class A (a)	20	7,097
Datadog, Inc. - Class A (a)	27	2,651
Dell Technologies Inc. - Class C	27	2,476
DigitalOcean Holdings, Inc. (a)	4	144
DocuSign, Inc. (a)	18	1,427
Dolby Laboratories, Inc. - Class A	6	472
DoubleVerify Holdings, Inc. (a)	15	203
Dropbox, Inc. - Class A (a)	21	548
DXC Technology Company (a)	14	245
Dynatrace, Inc. (a)	24	1,144
Elastic N.V. (a)	7	646
Enphase Energy, Inc. (a)	12	775
Entegris, Inc.	13	1,122
EPAM Systems, Inc. (a)	5	805
F5, Inc. (a)	5	1,350
Fabrinet (a)	3	626
Fair Isaac Corporation (a)	2	3,840
First Solar, Inc. (a)	9	1,099
Flex Ltd. (a)	35	1,142
Formfactor, Inc. (a)	7	198
Fortinet, Inc. (a)	57	5,513
Gartner, Inc. (a)	7	2,813
Gen Digital Inc.	49	1,301
GitLab Inc. - Class A (a)	11	497
GoDaddy Inc. - Class A (a)	12	2,119
Guidewire Software, Inc. (a)	7	1,334
Hewlett Packard Enterprise Company	114	1,763
HP, Inc.	85	2,347
HubSpot, Inc. (a)	4	2,547
Impinj, Inc. (a)	2	177
Informatica Inc. - Class A (a)	14	242
Insight Enterprises, Inc. (a)	2	319
Intel Corporation	375	8,518
InterDigital, Inc.	2	457
International Business Machines Corporation	80	19,982
Intuit Inc.	24	15,022
IPG Photonics Corporation (a)	2	113
Itron, Inc. (a)	4	433
Jabil Inc.	9	1,221
JFROG Ltd (a)	4	126
Juniper Networks, Inc.	29	1,065
Keysight Technologies, Inc. (a)	15	2,190
KLA Corporation	12	7,960
Kyndryl Holdings, Inc. (a)	20	613
Lam Research Corporation	111	8,067
Lattice Semiconductor Corporation (a)	12	619
Life360, Inc. (a)	7	251
Littelfuse, Inc.	2	419
Lumentum Holdings Inc. (a)	6	386
MACOM Technology Solutions Holdings, Inc. (a)	5	524
Manhattan Associates, Inc. (a)	5	917
Mara Holdings, Inc. (a) (b)	27	312
Marvell Technology, Inc.	75	4,600
Microchip Technology Incorporated	47	2,254
Micron Technology, Inc.	97	8,418
Microsoft Corporation	648	243,359
MicroStrategy Incorporated - Class A (a)	21	6,018
Mirion Technologies (US), Inc. - Class A (a)	18	260
MKS Instruments, Inc.	5	367
MongoDB, Inc. - Class A (a)	7	1,204
Monolithic Power Systems, Inc.	4	2,363
Motorola Solutions, Inc.	14	6,328
nCino OpCo, Inc. (a) (b)	7	195
NetApp, Inc.	18	1,576
Novanta Inc. (a)	3	414
Nutanix, Inc. - Class A (a)	21	1,472
NVIDIA Corporation	2,059	223,138
NXP Semiconductors N.V.	22	4,272
Okta, Inc. - Class A (a)	15	1,554
ON Semiconductor Corporation (a)	38	1,536
Onto Innovation Inc. (a)	4	444
Oracle Corporation	141	19,663
Palantir Technologies Inc. - Class A (a)	188	15,854
Palo Alto Networks, Inc. (a)	57	9,768
Pegasystems Inc.	4	248
Plexus Corp. (a)	2	299
Power Integrations, Inc.	5	253
Procore Technologies, Inc. (a)	7	481
PTC Inc. (a)	10	1,598
Pure Storage, Inc. - Class A (a)	27	1,211
Q2 Holdings, Inc. (a)	4	358
Qorvo, Inc. (a)	8	559
Qualcomm Incorporated	97	14,852
Qualys, Inc. (a)	4	451
Rambus Inc. (a)	9	454
Riot Platforms, Inc. (a) (b)	28	203
Roper Technologies, Inc.	9	5,517
Salesforce, Inc.	80	21,600
Samsara Inc. - Class A (a)	23	871
Sanmina Corporation (a)	5	414
Seagate Technology Holdings Public Limited Company	18	1,505
Semtech Corporation (a)	7	240
SentinelOne, Inc. - Class A (a)	25	451

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
ServiceNow, Inc. (a)	18	14,334
Silicon Laboratories Inc. (a)	3	320
SilverSun Techologies, Inc. (a) (b)	30	411
Skyworks Solutions, Inc.	13	818
Snowflake Inc. - Class A (a)	28	4,127
SPS Commerce, Inc. (a)	3	428
Super Micro Computer, Inc. (a) (b)	43	1,467
Synopsys, Inc. (a)	13	5,716
TD SYNNEX Corporation	4	372
TE Connectivity Public Limited Company	26	3,707
Teledyne Technologies Incorporated (a)	4	2,053
Tenable Holdings, Inc. (a)	11	383
Teradata Corporation (a)	10	233
Teradyne, Inc.	15	1,200
Texas Instruments Incorporated	80	14,327
Trimble Inc. (a)	21	1,390
Twilio Inc. - Class A (a)	13	1,238
Tyler Technologies, Inc. (a)	4	2,159
Uipath, Inc. - Class A (a)	42	432
Unity Software Inc. (a) (b)	27	535
Universal Display Corporation	4	617
Varonis Systems, Inc. (a)	10	414
VeriSign, Inc. (a)	7	1,776
Vontier Corporation	14	457
Western Digital Corporation (a)	30	1,219
Workday, Inc. - Class A (a)	18	4,304
Workiva Inc. - Class A (a)	4	311
Zebra Technologies Corporation - Class A (a)	5	1,278
Zeta Global Holdings Corp. - Class A (a)	18	242
Zoom Communications, Inc. - Class A (a)	21	1,551
Zscaler, Inc. (a)	9	1,695
		1,298,687
Financials 14.8%
Affiliated Managers Group, Inc.	3	485
Affirm Holdings, Inc. - Class A (a)	19	880
AFLAC Incorporated	44	4,869
AGNC Investment Corp. (b)	70	675
Allstate Corporation, The	23	4,753
Ally Financial Inc.	25	925
American Express Company	48	12,972
American Financial Group, Inc.	7	906
American International Group, Inc.	53	4,641
Ameriprise Financial, Inc.	8	4,061
Ameris Bancorp	6	343
Annaly Capital Management, Inc.	49	997
AON Public Limited Company - Class A	19	7,486
Apollo Global Management, Inc.	35	4,755
Arch Capital Group Ltd.	33	3,166
Ares Management Corporation - Class A	16	2,363
Arthur J. Gallagher & Co.	22	7,471
Artisan Partners Asset Management Inc. - Class A	7	255
Associated Banc-Corp	16	363
Assurant, Inc.	5	1,006
Assured Guaranty Ltd.	4	362
Atlantic Union Bank	4	125
AXIS Capital Holdings Limited	6	646
Axos Financial, Inc. (a)	6	373
BancFirst Corporation	1	138
Bank of America Corporation	588	24,552
Bank of New York Mellon Corporation, The (c)	64	5,355
Bank OZK	8	329
Berkshire Hathaway Inc. - Class B (a)	157	83,621
BGC Group, Inc. - Class A	34	314
BlackRock, Inc.	12	11,686
Blackstone Inc. - Class A	64	8,877
Blackstone Mortgage Trust, Inc. - Class A (b)	13	251
Block, Inc. - Class A (a)	48	2,608
Blue Owl Capital Inc. - Class A	45	901
BOK Financial Corporation	2	212
Brown & Brown, Inc.	21	2,659
Cadence Bank	15	457
Capital One Financial Corporation	34	6,012
Cathay General Bancorp	5	213
Charles Schwab Corporation, The	133	10,433
Chubb Limited	33	9,928
Cincinnati Financial Corporation	14	2,010
Citigroup Inc.	164	11,646
Citizens Financial Group, Inc.	39	1,598
CME Group Inc. - Class A	31	8,335
CNO Financial Group, Inc.	8	338
Cohen & Steers, Inc.	1	73
Coinbase Global, Inc. - Class A (a)	18	3,088
Columbia Banking System, Inc.	19	475
Comerica Incorporated	11	635
Commerce Bancshares, Inc.	12	776
Corebridge Financial, Inc.	20	634
Corpay Inc (a)	6	2,090
Credit Acceptance Corporation (a)	1	291
Cullen/Frost Bankers, Inc.	6	721
Discover Financial Services	22	3,747
East West Bancorp, Inc.	12	1,077
Enstar Group Limited (a)	1	257
Equitable Holdings, Inc.	25	1,325
Erie Indemnity Company - Class A	2	894
Essent Group Ltd.	9	523
Euronet Worldwide, Inc. (a)	3	347
Evercore Inc. - Class A	3	678
Everest Group, Ltd.	4	1,370
F.N.B. Corporation	33	444
FactSet Research Systems Inc.	3	1,481
Federated Hermes, Inc. - Class B	7	279
Fidelity National Financial, Inc. - Class A	22	1,453
Fidelity National Information Services, Inc.	47	3,539
Fifth Third Bancorp	59	2,317
First American Financial Corporation	10	634
First Bancorp.	11	211
First Citizens BancShares, Inc. - Class A	1	1,704
First Financial Bankshares, Inc.	11	400
First Hawaiian, Inc.	10	255
First Horizon Corporation	50	969
First Interstate BancSystem, Inc. - Class A	8	240
FirstCash, Inc.	4	435
Fiserv, Inc. (a)	49	10,918
Franklin Resources, Inc.	26	503
Freedom Holding Corp. (a) (b)	1	134
Fulton Financial Corporation	10	172
Glacier Bancorp, Inc.	10	430
Global Payments Inc.	21	2,082
Globe Life Inc.	7	968
Goldman Sachs Group, Inc., The	27	14,859
HA Sustainable Infrastructure Capital, Inc. (b)	10	285
Hamilton Lane Incorporated - Class A	4	556
Hancock Whitney Corporation	8	429
Hanover Insurance Group Inc, The	3	521
Hartford Insurance Group, Inc., The	25	3,106
Home BancShares, Inc.	15	429
Houlihan Lokey, Inc. - Class A	5	788
Huntington Bancshares Incorporated	128	1,928
Independence Holdings, LLC	10	483
Interactive Brokers Group, Inc. - Class A	9	1,545
Intercontinental Exchange, Inc.	49	8,531
International Bancshares Corporation	5	293
Invesco Ltd.	25	385
Jack Henry & Associates, Inc.	6	1,112
Jackson Financial Inc. - Class A (c)	6	496
Janus Henderson Group PLC	11	397
Jefferies Financial Group Inc.	15	811
JPMorgan Chase & Co.	244	59,906
KeyCorp	88	1,405
Kinsale Capital Group, Inc.	2	844
KKR & Co. Inc. - Class A	58	6,691
Lazard, Inc.	7	313
Lincoln National Corporation	14	489
Loews Corporation	16	1,487
LPL Financial Holdings Inc.	7	2,151
M&T Bank Corporation	15	2,624
Markel Group Inc. (a)	1	2,090
MarketAxess Holdings Inc.	4	768
Marsh & Mclennan Companies, Inc.	43	10,526

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
MasterCard Incorporated - Class A	71	38,856
Mercury General Corporation	3	145
MetLife, Inc.	51	4,085
MGIC Investment Corporation	23	560
Moelis & Company - Class A	7	395
Moody's Corporation	14	6,424
Morgan Stanley	109	12,665
Morningstar, Inc.	2	676
Mr. Cooper Group Inc. (a)	5	620
MSCI Inc. - Class A	7	3,932
Nasdaq, Inc.	34	2,612
Northern Trust Corporation	18	1,752
Old National Bancorp	29	621
Old Republic International Corporation	21	820
PayPal Holdings, Inc. (a)	86	5,641
PennyMac Financial Services, Inc.	3	266
Pinnacle Financial Partners, Inc.	7	765
Piper Sandler Companies	1	307
Popular, Inc.	6	528
Primerica, Inc.	3	903
Principal Financial Group, Inc.	20	1,686
Prosperity Bancshares, Inc.	8	571
Prudential Financial, Inc.	32	3,518
Radian Group Inc.	13	421
Raymond James Financial, Inc.	16	2,240
Regions Financial Corporation	81	1,757
Reinsurance Group of America, Incorporated	6	1,114
Remitly Global, Inc. (a)	8	165
RenaissanceRe Holdings Ltd	4	993
RITHM Capital Corp.	51	581
RLI Corp.	8	639
Robinhood Markets, Inc. - Class A (a)	46	1,925
Ryan Specialty Group Holdings, Inc. - Class A	10	725
S&P Global Inc.	27	13,767
SEI Investments Company	9	716
Selective Insurance Group, Inc.	5	438
ServisFirst Bancshares, Inc.	5	410
Shift4 Payments, LLC - Class A (a) (b)	5	437
SLM Corporation	18	537
SoFi Technologies, Inc. (a)	96	1,117
Southstate Corporation	7	612
Starwood Property Trust, Inc.	27	538
State Street Corporation	26	2,305
StepStone Group Inc. - Class A	6	289
Stifel Financial Corp.	9	848
Synchrony Financial	34	1,793
Synovus Financial Corp.	12	565
T. Rowe Price Group, Inc.	20	1,832
Texas Capital Bancshares, Inc. (a)	4	290
TFS Financial Corporation	8	97
The Carlyle Group, Inc.	20	858
The PNC Financial Services Group, Inc.	35	6,091
The Progressive Corporation	51	14,408
The Western Union Company	28	293
Toast, Inc. - Class A (a)	41	1,360
TPG Inc. - Class A	8	381
Tradeweb Markets Inc. - Class A	10	1,465
Travelers Companies, Inc., The	20	5,303
Truist Financial Corporation	118	4,835
U.S. Bancorp	135	5,710
UMB Financial Corporation	4	421
United Bankshares, Inc.	11	391
United Community Banks, Inc.	11	310
Unum Group	15	1,214
Upstart Holdings, Inc. (a)	7	322
Valley National Bancorp	45	396
Victory Capital Holdings, Inc. - Class A	4	216
Visa Inc. - Class A	151	52,814
Voya Financial, Inc.	8	548
W. R. Berkley Corporation	27	1,921
Walker & Dunlop, Inc.	3	255
Webster Financial Corporation	15	787
Wells Fargo & Company	289	20,732
Western Alliance Bancorporation	10	764
Wex, Inc. (a)	3	528
White Mountains Insurance Group Ltd	—	420
Willis Towers Watson Public Limited Company	9	2,976
Wintrust Financial Corporation	6	649
Zions Bancorporation, National Association	14	694
Zurich American Corporation	6	374
		685,103
Health Care 11.1%
Abbott Laboratories	151	19,988
AbbVie Inc.	154	32,237
Acadia Healthcare Company, Inc. (a)	5	145
ADMA Biologics, Inc. (a)	21	419
Agilent Technologies, Inc.	25	2,898
Align Technology, Inc. (a)	6	1,025
Alkermes Public Limited Company (a)	16	533
Alnylam Pharmaceuticals, Inc. (a)	11	3,029
Amedisys, Inc. (a)	3	294
Amgen Inc.	47	14,637
Amicus Therapeutics, Inc. (a)	27	219
Apellis Pharmaceuticals, Inc. (a)	7	150
Arcellx Inc. (a)	3	225
Avantor, Inc. (a)	62	1,012
Avidity Biosciences, Inc. (a)	8	240
Axsome Therapeutics, Inc. (a)	3	383
Baxter International Inc.	45	1,532
Becton, Dickinson and Company	25	5,836
Biogen Inc. (a)	13	1,715
Biohaven Ltd. (a)	8	192
BioMarin Pharmaceutical Inc. (a)	16	1,116
Bio-Rad Laboratories, Inc. - Class A (a)	2	455
Bio-Techne Corporation	14	849
Blueprint Medicines Corporation (a)	5	453
Boston Scientific Corporation (a)	129	12,974
Bridgebio Pharma, Inc. (a) (b)	8	275
Bristol-Myers Squibb Company	178	10,851
Bruker Corporation	8	316
Canticle Pharmaceuticals, Inc. (a) (b)	1	370
Cardinal Health, Inc.	21	2,827
Cencora, Inc.	15	4,165
Centene Corporation (a)	43	2,635
Charles River Laboratories International, Inc. (a)	5	715
Chemed Corporation	1	834
Cigna Group, The	24	7,855
Cooper Companies, Inc., The (a)	17	1,443
CorVel Corporation (a)	2	210
Crinetics Pharmaceuticals, Inc. (a)	7	235
CRISPR Therapeutics AG (a) (b)	8	277
CVS Health Corporation	110	7,475
Cytokinetics, Incorporated (a)	10	406
Danaher Corporation	57	11,681
DaVita Inc. (a)	4	573
Dentsply Sirona Inc.	18	264
DexCom, Inc. (a)	33	2,282
Doximity, Inc. - Class A (a)	12	696
Edwards Lifesciences Corporation (a)	51	3,706
Elanco Animal Health Incorporated (a)	51	536
Elevance Health, Inc.	20	8,730
Eli Lilly and Company	70	57,674
Encompass Health Corporation	8	855
Envista Holdings Corporation (a)	17	300
Exact Sciences Corporation (a)	16	683
Exelixis, Inc. (a)	25	918
GE HealthCare Technologies Inc.	34	2,757
Gilead Sciences, Inc.	109	12,177
Glaukos Corporation (a)	5	489
Globus Medical, Inc. - Class A (a)	10	765
Haemonetics Corporation (a)	5	330
Halozyme Therapeutics, Inc. (a)	12	741
HCA Healthcare, Inc.	16	5,523
HealthEquity, Inc. (a)	8	695
Henry Schein, Inc. (a)	11	732
Hims & Hers Health, Inc. - Class A (a)	14	424
Hologic, Inc. (a)	20	1,216
Humana Inc.	10	2,776
IDEXX Laboratories, Inc. (a)	7	3,003

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Illumina, Inc. (a)	14	1,073
Immunovant, Inc. (a)	7	122
Incyte Corporation (a)	15	907
Insmed Incorporated (a)	15	1,157
Inspire Medical Systems, Inc. (a)	2	375
Insulet Corporation (a)	6	1,613
Integer Holdings Corporation (a)	3	348
Intra-Cellular Therapies, Inc. (a)	9	1,235
Intuitive Surgical, Inc. (a)	31	15,353
Ionis Pharmaceuticals, Inc. (a)	11	343
Iovance Biotherapeutics, Inc. (a)	19	62
IQVIA Holdings Inc (a)	15	2,677
Jazz Pharmaceuticals Public Limited Company (a)	6	706
Johnson & Johnson	210	34,797
Krystal Biotech, Inc. (a)	2	318
Labcorp Holdings Inc.	7	1,729
Lantheus Holdings, Inc. (a)	6	572
Masimo Corporation (a)	4	637
McKesson Corporation	11	7,453
Medpace Holdings, Inc. (a)	2	631
Medtronic, Inc.	112	10,051
Merck & Co., Inc.	220	19,774
Merit Medical Systems, Inc. (a)	5	564
Mettler-Toledo International Inc. (a)	2	2,220
Moderna, Inc. (a)	33	925
Molina Healthcare, Inc. (a)	5	1,630
Natera, Inc. (a)	12	1,628
Neogen Corporation (a)	20	174
Neurocrine Biosciences, Inc. (a)	8	933
Nuvalent, Inc. - Class A (a)	4	261
Option Care Health, Inc. (a)	15	538
Organon & Co.	22	333
Oscar Health, Inc. - Class A (a)	6	82
Penumbra, Inc. (a)	3	920
Perrigo Company Public Limited Company	12	350
Pfizer Inc.	495	12,543
Prestige Consumer Healthcare Inc. (a)	4	302
Procept Biorobotics Corporation (a)	4	244
Quest Diagnostics Incorporated	9	1,593
RadNet, Inc. (a)	5	261
Regeneron Pharmaceuticals, Inc.	9	5,879
Repligen Corporation (a)	4	563
ResMed Inc.	13	2,860
Revolution Medicines, Inc. (a)	14	501
Revvity, Inc.	11	1,127
Roivant Sciences Ltd. (a)	37	374
Royalty Pharma PLC - Class A	33	1,030
Sarepta Therapeutics, Inc. (a)	8	510
Select Medical Holdings Corporation	9	145
Solventum Corporation (a)	12	928
Sotera Health LLC (a)	10	112
Steris Public Limited Company	9	1,955
Stryker Corporation	31	11,628
Summit Therapeutics Inc. (a) (b)	10	198
Surgery Partners, Inc. (a)	6	149
Teleflex Incorporated	4	590
Tempus AI, Inc. - Class A (a) (b)	8	390
Tenet Healthcare Corporation (a)	8	1,122
TG Therapeutics, Inc. (a)	13	507
The Ensign Group, Inc.	5	657
Thermo Fisher Scientific Inc.	33	16,622
Ultragenyx Pharmaceutical Inc. (a)	9	331
United Therapeutics Corporation (a)	4	1,084
UnitedHealth Group Incorporated	80	41,991
Universal Health Services, Inc. - Class B	5	958
Vaxcyte, Inc. (a)	9	321
Veeva Systems Inc. - Class A (a)	13	2,974
Vertex Pharmaceuticals Incorporated (a)	22	10,821
Viatris Inc.	103	897
Viking Therapeutics, Inc. (a) (b)	6	144
Waters Corporation (a)	5	1,894
Waystar Holding Corp. (a)	4	167
West Pharmaceutical Services, Inc.	6	1,429
Zimmer Biomet Holdings, Inc.	17	1,899
Zoetis Inc. - Class A	40	6,510
		510,672
Consumer Discretionary 10.6%
Abercrombie & Fitch Co. - Class A (a)	4	307
Academy Sports & Outdoors, Inc.	5	243
Acushnet Holdings Corp. (b)	2	153
ADT, Inc.	20	166
Airbnb, Inc. - Class A (a)	36	4,319
Amazon.com, Inc. (a)	833	158,483
American Eagle Outfitters, Inc.	21	240
Aptiv PLC (a)	21	1,241
Aramark	24	819
Asbury Automotive Group, Inc. (a)	2	417
Autoliv, Inc.	6	516
AutoNation, Inc. (a)	2	332
AutoZone, Inc. (a)	1	5,532
Bath & Body Works, Inc.	19	569
Best Buy Co., Inc.	17	1,226
Booking Holdings Inc.	3	13,272
Boot Barn Holdings, Inc. (a)	3	317
BorgWarner Inc.	20	574
Boyd Gaming Corporation	5	313
Bright Horizons Family Solutions, Inc. (a)	5	606
Brinker International, Inc. (a)	4	608
Brunswick Corporation	7	369
Burlington Stores, Inc. (a)	6	1,321
Caesars Entertainment, Inc. (a)	14	356
CarMax, Inc. (a)	14	1,060
Carnival Corporation (a)	89	1,732
Carvana Co. - Class A (a)	11	2,230
CAVA Group, Inc. (a)	6	530
Cavco Industries, Inc. (a)	1	304
Chipotle Mexican Grill, Inc. (a)	118	5,935
Choice Hotels International, Inc. (b)	3	373
Churchill Downs Incorporated	6	718
Columbia Sportswear Company (b)	3	234
Coupang, Inc. - Class A (a)	106	2,321
Crocs, Inc. (a)	5	531
D.R. Horton, Inc.	26	3,326
Darden Restaurants, Inc.	11	2,187
Deckers Outdoor Corporation (a)	13	1,413
Dick's Sporting Goods, Inc.	5	973
Dillard's, Inc. - Class A	—	164
DK Crown Holdings Inc. - Class A (a)	42	1,400
Domino's Pizza, Inc.	3	1,383
DoorDash, Inc. - Class A (a)	31	5,675
Dorman Products, Inc. (a)	2	252
Duolingo, Inc. - Class A (a)	3	1,033
Dutch Bros Inc. - Class A (a)	10	619
eBay Inc.	42	2,815
ETSY, Inc. (a)	11	509
Expedia Group, Inc.	10	1,747
Five Below, Inc. (a)	4	273
Floor & Decor Holdings, Inc. - Class A (a)	10	793
Flutter Entertainment Public Limited Company (a)	14	3,102
Ford Motor Company	344	3,453
GameStop Corp. - Class A (a) (b)	36	799
Gap, Inc., The	16	322
Garmin Ltd.	13	2,889
General Motors Company	88	4,139
Gentex Corporation	22	521
Genuine Parts Company	12	1,457
Global Business Travel Group, Inc. - Class A (a)	18	132
Grand Canyon Education, Inc. (a)	3	453
Group 1 Automotive, Inc.	1	398
H & R Block, Inc.	12	681
Harley-Davidson, Inc.	11	270
Hasbro, Inc.	11	695
Hilton Grand Vacations Inc. (a)	4	151
Hilton Worldwide Holdings Inc.	21	4,733
Home Depot, Inc., The	86	31,680
Hyatt Hotels Corporation - Class A	3	426
Installed Building Products, Inc.	2	334
KB Home	6	367

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Kontoor Brands, Inc.	6	362
Las Vegas Sands Corp.	34	1,307
Lear Corporation	4	387
Lennar Corporation - Class A	20	2,274
Lennar Corporation - Class B	1	127
Life Time Group Holdings, Inc. (a)	3	94
Light & Wonder, Inc. (a)	7	605
Lithia Motors, Inc. - Class A	3	744
LKQ Corporation	22	954
Lowe`s Companies, Inc.	49	11,461
Lucid Group, Inc. (a) (b)	146	354
Lululemon Athletica Inc. (a)	9	2,661
M/I Homes, Inc. (a)	2	282
Macy's, Inc.	28	346
Marriott International, Inc. - Class A	20	4,803
Mattel, Inc. (a)	31	605
McDonald's Corporation	63	19,590
MercadoLibre, Inc. (a)	4	8,307
Meritage Homes Corporation	6	445
MGM Resorts International (a)	19	555
Modine Manufacturing Company (a)	5	363
Mohawk Industries, Inc. (a)	4	495
Murphy USA Inc.	2	859
Newell Brands Inc.	41	256
NIKE, Inc. - Class B	101	6,382
Nordstrom, Inc.	7	169
Norwegian Cruise Line Holdings Ltd. (a)	40	756
NVR, Inc. (a)	—	1,847
Ollie's Bargain Outlet Holdings, Inc. (a)	6	666
O'Reilly Automotive, Inc. (a)	5	7,233
Penske Automotive Group, Inc.	1	198
Planet Fitness, Inc. - Class A (a)	8	767
Polaris Inc. (b)	6	238
Pool Corporation	3	1,024
PulteGroup, Inc.	18	1,838
PVH Corp.	5	331
Ralph Lauren Corporation - Class A	3	750
Red Rock Resorts, Inc. - Class A	4	163
RH (a)	1	310
Rivian Automotive, Inc. - Class A (a) (b)	72	897
Ross Stores, Inc.	29	3,654
Royal Caribbean Cruises Ltd.	22	4,445
Service Corporation International	12	988
Shake Shack, Inc. - Class A (a)	3	265
Signet Jewelers Limited	5	276
Six Flags Entertainment Corporation (a)	7	256
Skechers U.S.A., Inc. - Class A (a)	12	653
Skyline Champion Corporation (a)	5	502
Somnigroup International Inc. (b)	16	931
Starbucks Corporation	98	9,636
Steven Madden, Ltd.	7	178
Stride, Inc. (a)	4	557
Sweetgreen, Inc. - Class A (a)	8	192
Tapestry, Inc.	18	1,269
Taylor Morrison Home II Corporation - Class A (a)	9	541
Tesla Inc. (a)	244	63,262
Texas Roadhouse, Inc. - Class A	6	954
The Wendy's Company	13	188
Thor Industries, Inc. (b)	4	313
TJX Companies, Inc., The	98	11,910
Toll Brothers, Inc.	9	927
TopBuild Corp. (a)	2	756
Tractor Supply Company	46	2,559
Travel + Leisure Co.	7	308
TRI Pointe Homes Holdings, Inc. (a)	3	110
Ulta Beauty, Inc. (a)	4	1,543
United Parks And Resorts Inc. (a)	3	150
Urban Outfitters, Inc. (a)	6	329
V.F. Corporation	29	447
Vail Resorts, Inc.	3	469
Valvoline, Inc. (a)	13	437
Wayfair Inc. - Class A (a) (b)	9	276
Whirlpool Corporation (b)	5	417
Williams-Sonoma, Inc.	11	1,682
Wingstop Inc.	3	614
Wyndham Hotels & Resorts, Inc.	7	630
Wynn Resorts, Limited	8	698
YETI Holdings, Inc. (a)	7	232
Yum! Brands, Inc.	24	3,767
		488,957
Industrials 9.4%
3M Company	48	6,975
A. O. Smith Corporation	10	649
AAON, Inc.	6	446
ABM Industries Incorporated	6	293
Acuity Brands, Inc.	3	750
Advanced Drainage Systems, Inc.	6	643
AECOM	12	1,094
AeroVironment, Inc. (a)	3	323
AGCO Corporation	5	441
Air Lease Corporation - Class A	8	396
Alaska Air Group, Inc. (a)	11	533
Alight, Inc. - Class A	30	177
Allegion Public Limited Company	8	998
Allison Systems, Inc.	8	790
Amentum Holdings, Inc. (a)	9	170
American Airlines Group Inc. (a)	57	606
AMETEK, Inc.	20	3,487
API Group Corporation (a)	18	633
Applied Industrial Technologies, Inc.	4	803
Arcosa, Inc.	4	289
Armstrong World Industries, Inc.	4	533
Atkore Inc.	4	221
Automatic Data Processing, Inc.	36	10,901
Avis Budget Group, Inc. (a)	3	228
Axon Enterprise, Inc. (a)	6	3,278
Beacon Roofing Supply, Inc. (a)	4	529
Boeing Company, The (a)	65	11,167
Boise Cascade Company	4	368
Booz Allen Hamilton Holding Corporation - Class A	11	1,148
Brady Corporation - Class A	4	253
Brink's Company, The	4	307
Broadridge Financial Solutions, Inc.	10	2,458
Builders FirstSource, Inc. (a)	10	1,285
BWXT Government Group, Inc.	9	842
C.H. Robinson Worldwide, Inc.	9	960
Caci International Inc. - Class A (a)	2	686
Carlisle Companies Incorporated	4	1,353
Carrier Global Corporation	71	4,495
Casella Waste Systems, Inc. - Class A (a)	5	544
Caterpillar Inc.	42	13,865
CBIZ, Inc. (a)	4	300
Chart Industries, Inc. (a)	3	466
Cintas Corporation	30	6,263
Clarivate PLC (a)	35	136
Clean Harbors, Inc. (a)	5	923
CNH Industrial N.V.	78	953
Comfort Systems USA, Inc.	3	982
Construction Partners, Inc. - Class A (a)	4	261
Copart, Inc. (a)	74	4,214
Core & Main, Inc. - Class A (a)	15	732
Crane Company	5	705
CSW Industrials, Inc.	2	450
CSX Corporation	166	4,872
Cummins Inc.	12	3,752
Curtiss-Wright Corporation	3	1,046
Dayforce, Inc. (a)	12	717
Deere & Company	22	10,156
Delta Air Lines, Inc.	56	2,458
Donaldson Company, Inc.	11	761
Dover Corporation	12	2,128
Dun & Bradstreet Holdings, Inc.	22	201
Dycom Industries, Inc. (a)	2	355
Eaton Corporation Public Limited Company	35	9,416
EMCOR Group, Inc.	4	1,506
Emerson Electric Co.	50	5,426
EnerSys	4	376
Enpro Inc.	2	287
Equifax Inc.	11	2,637

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
ESAB Corporation	5	586
ESCO Technologies Inc.	2	396
ExlService Holdings, Inc. (a)	15	720
Expeditors International of Washington, Inc. - Class A	13	1,523
Exponent, Inc.	5	401
Fastenal Company	50	3,882
Federal Signal Corporation	6	436
FedEx Corporation	19	4,640
Ferguson Enterprises Inc.	18	2,807
Flowserve Corporation	12	589
Fluor Corporation (a)	16	572
Fortive Corporation	31	2,294
Fortune Brands Innovations, Inc.	12	719
Franklin Electric Co., Inc.	3	281
FTAI Aviation Ltd.	9	951
FTI Consulting, Inc. (a)	3	555
Gates Industrial Corporation PLC (a)	11	201
GATX Corporation	3	538
GE Vernova Inc.	24	7,314
Generac Holdings Inc. (a)	5	663
General Dynamics Corporation	21	5,787
General Electric Company	93	18,680
Genpact Limited	14	719
GMS Inc. (a)	3	224
Graco Inc.	15	1,215
Granite Construction Incorporated	3	261
Griffon Corporation	4	287
GXO Logistics Inc. (a)	10	402
Hayward Holdings, Inc. (a)	8	110
HEICO Corporation	4	952
HEICO Corporation - Class A	7	1,412
Herc Holdings Inc.	2	333
Hexcel Corporation	6	348
Honeywell International Inc.	57	11,971
Howmet Aerospace Inc.	35	4,576
Hubbell Incorporated	5	1,596
Huntington Ingalls Industries, Inc.	4	755
ICF International, Inc.	2	176
IDEX Corporation	6	1,163
IES Holdings, Inc. (a)	1	125
Illinois Tool Works Inc.	26	6,425
Ingersoll Rand Inc.	34	2,737
Insperity, Inc.	4	313
ITT Inc.	7	877
J.B. Hunt Transport Services, Inc.	7	1,032
Jacobs Solutions Inc.	11	1,356
JBT Marel Corporation	4	479
Joby Aviation, Inc. - Class A (a) (b)	59	356
Johnson Controls International Public Limited Company	57	4,563
Kadant Inc.	1	370
KBR, Inc.	12	603
Kirby Corporation (a)	5	493
Knight-Swift Transportation Holdings Inc. - Class A	14	624
Korn Ferry	4	272
Kratos Defense & Security Solutions, Inc. (a)	12	345
L3Harris Technologies, Inc.	17	3,453
Landstar System, Inc.	3	452
Leidos Holdings, Inc.	12	1,563
Lennox International Inc.	3	1,575
Leonardo DRS, Inc.	5	162
Lincoln Electric Holdings, Inc.	5	939
Lockheed Martin Corporation	18	8,214
Lyft, Inc. - Class A (a)	33	391
ManpowerGroup Inc.	4	219
Masco Corporation	20	1,370
MasTec, Inc. (a)	5	630
Matson Intermodal - Paragon, Inc.	3	336
Maximus, Inc.	6	420
Middleby Corporation, The (a)	5	749
Mine Safety Appliances Company, LLC	3	508
MOOG Inc. - Class A	3	484
MSC Industrial Direct Co., Inc. - Class A	4	276
Mueller Industries, Inc.	9	677
Mueller Water Products, Inc. - Class A	11	287
Nextracker LLC - Class A (a)	11	447
Nordson Corporation	4	847
Norfolk Southern Corporation	20	4,712
Northrop Grumman Corporation	13	6,509
Nvent Electric Public Limited Company	14	744
Old Dominion Freight Line, Inc.	16	2,704
Oshkosh Corporation	5	506
Otis Worldwide Corporation	35	3,630
Owens Corning	8	1,092
PACCAR Inc	45	4,393
Parker-Hannifin Corporation	11	6,728
Parsons Corporation (a)	4	229
Paychex, Inc.	28	4,386
Paycom Software, Inc.	4	951
Paylocity Holding Corporation (a)	4	712
Pentair Public Limited Company	14	1,235
Primoris Services Corporation	4	250
Quanta Services, Inc.	13	3,235
RBC Bearings Incorporated (a)	2	780
Regal Rexnord Corporation	6	692
Republic Services, Inc.	18	4,368
Resideo Technologies, Inc. (a)	12	208
Robert Half Inc.	9	502
Rocket Lab USA, Inc. - Class A (a)	25	446
Rockwell Automation, Inc.	10	2,602
Rollins, Inc.	26	1,388
RTX Corporation	116	15,371
Rush Enterprises, Inc. - Class A	7	367
RXO Inc (a)	14	263
Ryder System, Inc.	4	569
Saia, Inc. (a)	2	841
Science Applications International Corporation	4	435
Sensata Technologies Holding PLC	11	270
Simpson Manufacturing Co., Inc.	4	622
SiteOne Landscape Supply, Inc. (a)	4	503
SkyWest, Inc. (a)	3	290
Snap-on Incorporated	5	1,519
Southwest Airlines Co.	50	1,691
Spirit AeroSystems Holdings, Inc. - Class A (a)	10	343
SPX Technologies, Inc. (a)	4	519
SS&C Technologies Holdings, Inc.	18	1,540
StandardAero, Inc. (a) (b)	6	166
Stanley Black & Decker, Inc.	13	1,021
Sterling Infrastructure, Inc. (a)	2	226
Symbotic Inc. - Class A (a) (b)	7	131
Terex Corporation	6	240
Tetra Tech, Inc.	21	628
Textron Inc.	16	1,170
The AZEK Company Inc. - Class A (a)	13	651
The Timken Company	6	401
Toro Company, The	9	640
Trane Technologies Public Limited Company	20	6,643
TransDigm Group Incorporated	5	6,676
TransUnion	17	1,386
Trex Company, Inc. (a)	9	521
Trinet Group, Inc.	2	128
Uber Technologies, Inc. (a)	184	13,399
UFP Industries, Inc.	5	550
U-Haul Holding Company (a)	1	77
U-Haul Holding Company - Series N	9	549
Union Pacific Corporation	53	12,482
United Airlines Holdings, Inc. (a)	29	1,989
United Parcel Service, Inc. - Class B	63	6,981
United Rentals, Inc.	6	3,621
Valmont Industries, Inc.	2	523
Veralto Corporation	21	2,020
Verisk Analytics, Inc.	12	3,681
Verra Mobility Corporation - Class A (a)	14	313
Vertiv Holdings Co - Class A	31	2,267
W.W. Grainger, Inc.	4	3,888
Waste Management, Inc.	32	7,341
Watsco, Inc.	3	1,535
Watts Water Technologies, Inc. - Class A	3	520
WESCO International, Inc.	4	587

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Westinghouse Air Brake Technologies Corporation	15	2,711
Willscot Holdings Corporation - Class A	17	461
Woodward, Inc.	5	883
XPO, Inc. (a)	9	994
Xylem Inc.	21	2,533
Zurn Elkay Water Solutions Corporation	12	404
		433,482
Communication Services 8.8%
Alphabet Inc. - Class A	508	78,557
Alphabet Inc. - Class C	448	69,941
AST Spacemobile, Inc. - Class A (a) (b)	17	377
AT&T Inc.	628	17,755
Cinemark Holdings, Inc. (b)	10	239
Cogent Communications Holdings, Inc.	3	210
Comcast Corporation - Class A	330	12,183
Digital World Acquisition Corp. (a) (b)	8	152
EchoStar Corporation - Class A (a) (b)	11	272
Electronic Arts Inc.	21	2,976
Former Charter Communications Parent, Inc. - Class A (a)	8	3,072
Fox Corporation - Class A	20	1,148
Fox Corporation - Class B	13	665
Frontier Communications Parent, Inc. (a)	17	594
IAC Inc. (a)	7	302
Iridium Communications Inc.	7	201
Liberty Broadband Corporation - Series A (a)	1	78
Liberty Broadband Corporation - Series C (a)	11	940
Liberty Global Ltd. - Class A (a)	28	325
Liberty Global Ltd. - Class C (a)	3	38
Liberty Media Corporation - Series A (a)	2	167
Liberty Media Corporation - Series A (a)	2	152
Liberty Media Corporation - Series C (a)	4	280
Liberty Media Corporation - Series C (a)	18	1,628
Live Nation Entertainment, Inc. (a)	13	1,682
Lumen Technologies, Inc. (a)	90	354
Match Group, Inc.	21	647
Meta Platforms, Inc. - Class A	190	109,761
Netflix, Inc. (a)	37	34,745
News Corporation - Class A	32	874
News Corporation - Class B	8	247
Nexstar Media Group, Inc. - Class A	3	474
Omnicom Group Inc.	17	1,387
Paramount Global - Class B	48	571
Pinterest, Inc. - Class A (a)	53	1,628
Reddit, Inc. - Class A (a)	9	956
Roblox Corporation - Class A (a)	48	2,786
Roku, Inc. - Class A (a)	11	769
Sirius XM Holdings Inc. (b)	25	570
Snap Inc. - Class A (a)	92	802
Sphere Entertainment Co. - Class A (a)	1	214
Take-Two Interactive Software, Inc. (a)	14	2,978
The Interpublic Group of Companies, Inc.	30	824
The New York Times Company - Class A	15	724
TKO Group Holdings Inc. - Class A	7	1,012
T-Mobile US, Inc.	41	10,897
Trade Desk, Inc., The - Class A (a)	37	2,030
Verizon Communications Inc.	368	16,683
Walt Disney Company, The	157	15,543
Warner Bros. Discovery, Inc. - Series A (a)	195	2,091
Warner Music Group Corp. - Class A	12	363
ZoomInfo Technologies Inc. - Class A (a)	32	323
		404,187
Consumer Staples 5.8%
Albertsons Companies, Inc. - Class A	35	774
Altria Group, Inc.	148	8,864
Archer-Daniels-Midland Company	42	2,016
Bellring Intermediate Holdings, Inc. (a)	12	898
BJ's Wholesale Club Holdings, Inc. (a)	11	1,201
Brown-Forman Corporation - Class A	3	116
Brown-Forman Corporation - Class B	24	831
Bunge Limited	13	988
Cal-Maine Foods, Inc.	4	325
Campbell's Company, The	16	621
Casey's General Stores, Inc.	3	1,379
Celsius Holdings, Inc. (a)	11	382
Church & Dwight Co., Inc.	22	2,413
Coca-Cola Company, The	342	24,490
Coca-Cola Consolidated, Inc.	—	660
Colgate-Palmolive Company	71	6,673
Conagra Brands, Inc.	44	1,160
Constellation Brands, Inc. - Class A	13	2,453
Costco Wholesale Corporation	39	36,527
Coty Inc. - Class A (a)	40	219
Darling Ingredients Inc. (a)	12	381
Dollar General Corporation	19	1,674
Dollar Tree, Inc. (a)	17	1,290
e.l.f. Beauty, Inc. (a)	5	293
Estee Lauder Companies Inc., The - Class A	20	1,350
Flowers Foods, Inc.	14	257
Freshpet, Inc. (a)	4	331
General Mills, Inc.	49	2,922
Hormel Foods Corporation	27	836
Ingredion Incorporated	6	791
Interparfums, Inc.	2	238
J&J Snack Foods Corp.	2	203
J. M. Smucker Company, The	9	1,023
Kellanova	23	1,890
Kenvue Inc.	153	3,665
Keurig Dr Pepper Inc.	95	3,239
Kimberly-Clark Corporation	29	4,095
Kraft Heinz Company, The	77	2,345
Kroger Co., The	59	3,971
Lamb Weston Holdings, Inc.	13	699
Lancaster Colony Corporation	1	244
Maplebear Inc. (a)	13	535
McCormick & Company, Incorporated	22	1,832
Molson Coors Beverage Company - Class B	15	892
Mondelez International, Inc. - Class A	117	7,931
Monster Beverage 1990 Corporation (a)	61	3,596
National Beverage Corp.	—	18
PepsiCo, Inc.	119	17,901
Performance Food Group Company (a)	14	1,108
Philip Morris International Inc.	135	21,400
Pilgrim's Pride Corporation (a)	2	91
Post Holdings, Inc. (a)	5	617
Primo Brands Corporation - Class A	14	484
Procter & Gamble Company, The	205	34,982
Reynolds Consumer Products Inc.	4	92
Simply Good Foods Company, The (a)	8	272
Sprouts Farmers Market, Inc. (a)	9	1,330
Sysco Corporation	44	3,301
Target Corporation	40	4,214
The Clorox Company	11	1,578
The Hershey Company	13	2,175
Tyson Foods, Inc. - Class A	25	1,565
US Foods Holding Corp. (a)	20	1,295
Walgreens Boots Alliance, Inc.	72	804
Walmart Inc.	378	33,166
WD-40 Company	1	353
		266,259
Energy 3.6%
Antero Midstream Corporation	22	405
Antero Resources Corporation (a)	25	997
Apa Corp.	31	653
Archrock, Inc.	14	366
Baker Hughes Company - Class A	87	3,832
Cactus, Inc. - Class A	7	334
California Resources Corporation	6	266
ChampionX Corporation	17	493
Cheniere Energy, Inc.	19	4,495
Chevron Corporation	144	24,034
Chord Energy Corporation	5	567
Civitas Resources, Inc.	4	146
CNX Resources Corporation (a)	13	420
Comstock Resources, Inc. (a) (b)	7	148
ConocoPhillips	112	11,784
Coterra Energy Inc.	65	1,883
Devon Energy Corporation	57	2,145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Diamondback Energy, Inc.	17	2,649
DT Midstream, Inc.	9	884
EOG Resources, Inc.	48	6,190
EQT Corporation	49	2,636
Expand Energy Corporation	17	1,896
Exxon Mobil Corporation	379	45,109
Halliburton Company	78	1,986
Helmerich & Payne, Inc.	11	300
Hess Corporation	24	3,800
HF Sinclair Corporation	15	485
Kinder Morgan, Inc.	170	4,864
Magnolia Oil & Gas Corporation - Class A	16	404
Marathon Petroleum Corporation	28	4,122
Matador Resources Company	11	577
Murphy Oil Corporation	13	371
Northern Oil and Gas Incorporated	7	222
NOV Inc.	31	471
Occidental Petroleum Corporation	58	2,846
ONEOK, Inc.	53	5,260
Ovintiv Canada ULC	23	972
Patterson-UTI Energy, Inc.	30	247
PBF Energy Inc. - Class A	7	141
Peabody Energy Corporation	13	176
Permian Resources Corporation - Class A	49	685
Phillips 66	36	4,414
Range Resources Corporation	20	779
Schlumberger Limited	124	5,189
SM Energy Company	9	271
Targa Resources Corp.	19	3,796
Texas Pacific Land Corporation	2	2,267
Tidewater Inc. (a)	2	102
Transocean Ltd. (a) (d)	81	256
Uranium Energy Corp. (a)	18	85
Valaris Limited (a)	6	231
Valero Energy Corporation	28	3,673
Weatherford International Public Limited Company	6	339
Williams Companies, Inc., The	106	6,346
		168,009
Real Estate 2.6%
Agree Realty Corporation	8	649
Alexandria Real Estate Equities, Inc.	13	1,207
American Healthcare REIT, Inc.	14	426
American Homes 4 Rent - Class A	29	1,081
American Tower Corporation	41	8,882
Americold Realty Trust, Inc.	21	446
Apple Hospitality REIT, Inc.	16	204
AvalonBay Communities, Inc.	12	2,653
Brixmor Property Group Inc.	29	757
Broadstone Net Lease, Inc.	18	301
BXP, Inc.	13	879
Camden Property Trust	9	1,137
Caretrust REIT, Inc.	16	445
CBRE Group, Inc. - Class A (a)	26	3,441
COPT Defense Properties	9	258
CoStar Group, Inc. (a)	36	2,864
Cousins Properties Incorporated	14	423
Crown Castle Inc.	38	3,969
Cubesmart, L.P.	20	864
Digital Realty Trust, Inc.	29	4,114
EastGroup Properties, Inc.	4	686
EPR Properties	8	398
Equinix, Inc.	8	6,877
Equity Lifestyle Properties, Inc.	15	1,031
Equity Residential	30	2,148
Essential Properties Realty Trust, Inc.	16	532
Essex Property Trust, Inc.	6	1,687
Extra Space Storage Inc.	18	2,643
Federal Realty Investment Trust	7	732
First Industrial Realty Trust, Inc.	11	597
Gaming and Leisure Properties, Inc.	24	1,213
Healthcare Realty Trust Incorporated - Class A	28	480
Healthpeak OP, LLC	59	1,190
Highwoods Properties, Inc.	8	240
Host Hotels & Resorts, Inc.	65	919
Howard Hughes Holdings Inc. (a)	4	264
Independence Realty Trust, Inc.	20	434
Innovative Industrial Properties, Inc.	3	156
Invitation Homes Inc.	50	1,757
Iron Mountain Incorporated	26	2,243
Jones Lang LaSalle Incorporated (a)	4	957
Kilroy Realty Corporation	10	336
Kimco Realty OP, LLC	62	1,309
Kite Realty Naperville, LLC	18	396
Lamar Advertising Company - Class A	7	847
Lineage, Inc.	5	308
Macerich Company, The	21	362
Mid-America Apartment Communities, Inc.	10	1,663
National Health Investors, Inc.	4	259
National Storage Affiliates Trust	7	266
NNN REIT, Inc.	16	698
Omega Healthcare Investors, Inc.	21	813
Phillips Edison & Company, Inc.	9	326
PotlatchDeltic Corporation	7	298
ProLogis Inc.	81	9,055
Public Storage Operating Company	14	4,169
Rayonier Inc.	10	268
Realty Income Corporation	76	4,424
Regency Centers Corporation	15	1,140
Rexford Industrial Realty, Inc.	19	738
Ryman Hospitality Properties, Inc.	5	472
Sabra Health Care REIT, Inc.	15	258
SBA Communications Corporation - Class A	9	2,087
Simon Property Group, Inc.	27	4,440
SL Green Realty Corp.	6	329
St. Joe Company, The	5	220
STAG Industrial, Inc.	15	558
Sun Communities, Inc.	11	1,369
Tanger Inc.	11	366
Terreno Realty Corporation	7	471
UDR, Inc.	26	1,162
Ventas, Inc.	37	2,551
VICI Properties Inc.	91	2,982
Vornado Realty Trust	16	600
W.P. Carey Inc.	19	1,178
Welltower Inc.	55	8,349
Weyerhaeuser Company	64	1,873
Zillow Group, Inc. - Class A (a)	4	268
Zillow Group, Inc. - Class C (a)	15	1,005
		120,397
Utilities 2.5%
ALLETE, Inc.	5	354
Alliant Energy Corporation	22	1,440
Ameren Corporation	23	2,353
American Electric Power Company, Inc.	47	5,109
American States Water Company	3	221
American Water Works Company, Inc.	17	2,543
Atmos Energy Corporation	13	2,071
Avista Corporation	7	310
Black Hills Corporation	6	351
California Water Service Group	5	218
CenterPoint Energy, Inc.	55	2,005
Clearway Energy, Inc. - Class A	5	148
Clearway Energy, Inc. - Class C	10	288
CMS Energy Corporation	26	1,959
Consolidated Edison, Inc.	30	3,322
Constellation Energy Group, Inc.	28	5,547
Dominion Energy, Inc.	73	4,110
DTE Energy Company	18	2,524
Duke Energy Corporation	68	8,240
Edison International	34	1,978
Entergy Corporation	37	3,166
Essential Utilities, Inc.	23	899
Evergy, Inc.	19	1,324
Eversource Energy	31	1,939
Exelon Corporation	85	3,903
FirstEnergy Corp.	45	1,815
IDACORP, Inc.	4	522
MDU Resources Group, Inc.	18	298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
MGE Energy, Inc.	3	237
National Fuel Gas Company	8	619
New Jersey Resources Corporation	9	434
NextEra Energy, Inc.	179	12,678
NiSource Inc.	42	1,672
NorthWestern Corporation	5	316
NRG Energy, Inc.	17	1,604
OGE Energy Corp.	19	853
One Gas, Inc.	4	325
Ormat Technologies, Inc.	5	389
Otter Tail Corporation	3	225
PG&E Corporation	190	3,262
Pinnacle West Capital Corporation	10	969
Portland General Electric Company	9	408
PPL Corporation	65	2,360
Public Service Enterprise Group Incorporated	43	3,568
Sempra	55	3,941
Southwest Gas Holdings, Inc.	4	288
Spire Inc.	5	352
Talen Energy Corporation (a)	4	777
The AES Corporation	68	840
The Southern Company	95	8,743
TXNM Energy, Inc.	8	415
UGI Corporation	17	558
Vistra Corp.	29	3,442
WEC Energy Group Inc.	27	2,968
XCEL Energy Inc.	50	3,573
		114,773
Materials 2.4%
Air Products and Chemicals, Inc.	19	5,735
Albemarle Corporation	10	704
Alcoa Corporation	22	677
Amcor Pty Ltd	128	1,245
AptarGroup, Inc.	6	893
Ashland Inc.	4	222
ATI Inc. (a)	11	569
Avery Dennison Corporation	7	1,255
Avient Corporation	7	261
Axalta Coating Systems Ltd. (a)	19	631
Balchem Corporation	2	407
Ball Corporation	26	1,359
Berry Global Group, Inc.	11	762
Cabot Corporation	5	424
Carpenter Technology Corporation	5	850
Celanese Corporation - Class A	8	429
CF Industries Holdings, Inc.	15	1,183
Cleveland-Cliffs Inc. (a) (b)	45	366
Commercial Metals Company	8	387
Corteva, Inc.	61	3,810
CRH Public Limited Company	59	5,207
Crown Holdings, Inc.	11	993
Dow Inc.	61	2,116
DuPont de Nemours, Inc.	37	2,737
Eagle Materials Inc.	3	686
Eastman Chemical Company	9	833
Ecolab Inc.	22	5,611
Element Solutions Inc.	21	476
FMC Corporation	11	459
Freeport-McMoRan Inc.	126	4,783
Graphic Packaging Holding Company	29	751
H.B. Fuller Company	4	240
Hecla Mining Company	52	290
Huntsman Corporation	13	212
International Flavors & Fragrances Inc.	23	1,747
International Paper Company	45	2,419
Knife River Corporation (a)	5	426
Linde Public Limited Company	42	19,364
Louisiana-Pacific Corporation (W VA)	6	536
LyondellBasell Industries N.V. - Class A	22	1,578
Martin Marietta Materials, Inc.	5	2,588
Mosaic Company, The	29	780
NewMarket Corporation	1	335
Newmont Corporation	99	4,763
Nucor Corporation	21	2,530
Olin Corporation	10	245
Packaging Corporation of America	8	1,537
PPG Industries, Inc.	21	2,280
Reliance, Inc.	5	1,391
Royal Gold, Inc.	5	870
RPM International Inc.	11	1,283
Scotts Miracle-Gro Company, The	3	164
Sealed Air Corporation	13	389
Sensient Technologies Corporation	4	322
Sherwin-Williams Company, The	20	7,115
Silgan Holdings Inc.	7	352
Smurfit Westrock Public Limited Company	44	1,991
Sonoco Products Company	8	383
Southern Copper Corporation	7	656
Steel Dynamics, Inc.	13	1,584
Sylvamo Corporation	2	164
United States Steel Corporation	17	736
Vulcan Materials Company	12	2,695
Warrior Met Coal, Inc.	6	298
Westlake Corporation	4	356
		109,440
Total Common Stocks (cost $3,523,260)		4,599,966
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (c) (e)	15,770	15,770
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (e)	3,410	3,410
Total Short Term Investments (cost $19,180)		19,180
Total Investments 100.1% (cost $3,542,440)		4,619,146
Other Derivative Instruments 0.0%		56
Other Assets and Liabilities, Net (0.1)%		(3,927)
Total Net Assets 100.0%		4,615,275

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,194	—	297	30	113	345	5,355	0.1
Jackson Financial Inc. - Class A	516	—	—	5	—	(20)	496	—
JNL Government Money Market Fund, 4.30% - Class SL	7,221	14,192	18,003	52	—	—	3,410	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	11,959	209,339	205,528	227	—	—	15,770	0.3
	24,890	223,531	223,828	314	113	325	25,031	0.5

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	284	256	—

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	21	June 2025	2,197	(16)	(69)
S&P 500 Index	64	June 2025	18,315	72	(224)
				56	(293)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,599,966	—	—	4,599,966
Short Term Investments	19,180	—	—	19,180
	4,619,146	—	—	4,619,146
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(293)	—	—	(293)
	(293)	—	—	(293)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.3%
Utilities 93.3%
ALLETE, Inc.	24	1,586
Alliant Energy Corporation	108	6,933
Ameren Corporation	112	11,292
American Electric Power Company, Inc.	225	24,572
American States Water Company	16	1,233
American Water Works Company, Inc.	82	12,138
Atmos Energy Corporation	66	10,131
Avista Corporation	33	1,384
Black Hills Corporation	29	1,756
California Water Service Group	24	1,180
CenterPoint Energy, Inc.	270	9,785
Clearway Energy, Inc. - Class A	14	409
Clearway Energy, Inc. - Class C	35	1,051
CMS Energy Corporation	126	9,460
Consolidated Edison, Inc.	146	16,134
Constellation Energy Group, Inc.	132	26,597
Dominion Energy, Inc.	354	19,828
DTE Energy Company	87	12,040
Duke Energy Corporation	325	39,697
Edison International	162	9,551
Entergy Corporation	178	15,235
Essential Utilities, Inc.	106	4,188
Evergy, Inc.	97	6,687
Eversource Energy	155	9,607
Exelon Corporation	421	19,385
FirstEnergy Corp.	215	8,675
IDACORP, Inc.	22	2,609
MGE Energy, Inc.	15	1,423
New Jersey Resources Corporation	42	2,038
NextEra Energy, Inc.	866	61,370
NiSource Inc.	197	7,900
NorthWestern Corporation	24	1,412
NRG Energy, Inc.	82	7,859
OGE Energy Corp.	84	3,883
One Gas, Inc.	25	1,870
Ormat Technologies, Inc.	23	1,606
Otter Tail Corporation	18	1,410
PG&E Corporation	925	15,898
Pinnacle West Capital Corporation	48	4,571
Portland General Electric Company	43	1,932
PPL Corporation	311	11,249
Public Service Enterprise Group Incorporated	210	17,314
Sempra	266	18,979
Southwest Gas Holdings, Inc.	23	1,686
Spire Inc.	24	1,900
Talen Energy Corporation (a)	20	3,901
The AES Corporation	299	3,717
The Southern Company	461	42,350
TXNM Energy, Inc.	38	2,044
UGI Corporation	89	2,928
Vistra Corp.	143	16,758
WEC Energy Group Inc.	133	14,491
XCEL Energy Inc.	243	17,179
		550,811
Industrials 6.0%
GE Vernova Inc.	117	35,571
Total Common Stocks (cost $535,423)		586,382
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	1,959	1,959
Total Short Term Investments (cost $1,959)		1,959
Total Investments 99.6% (cost $537,382)		588,341
Other Derivative Instruments 0.0%		32
Other Assets and Liabilities, Net 0.4%		2,076
Total Net Assets 100.0%		590,449

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	1,557	73,790	73,388	29	—	—	1,959	0.3
JNL Government Money Market Fund, 4.30% - Class SL	—	—	—	1	—	—	—	—
	1,557	73,790	73,388	30	—	—	1,959	0.3

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	39	June 2025	3,117	32	12

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	586,382	—	—	586,382
Short Term Investments	1,959	—	—	1,959
	588,341	—	—	588,341
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	12	—	—	12
	12	—	—	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.3%
United States of America 70.7%
3M Company	3	504
Abbott Laboratories	11	1,449
AbbVie Inc.	11	2,333
Accenture Public Limited Company - Class A	4	1,233
Adobe Inc. (a)	3	1,055
Advanced Micro Devices, Inc. (a)	10	1,050
AFLAC Incorporated	3	350
Agilent Technologies, Inc.	2	213
Air Products and Chemicals, Inc.	1	416
Airbnb, Inc. - Class A (a)	3	316
Akamai Technologies, Inc. (a)	1	79
Albemarle Corporation	1	57
Alexandria Real Estate Equities, Inc.	1	88
Align Technology, Inc. (a)	—	78
Allegion Public Limited Company	1	76
Alliant Energy Corporation	2	109
Allstate Corporation, The	2	349
Alnylam Pharmaceuticals, Inc. (a)	1	220
Alphabet Inc. - Class A	37	5,677
Alphabet Inc. - Class C	32	5,072
Altria Group, Inc.	11	642
Amazon.com, Inc. (a)	60	11,495
Ameren Corporation	2	176
American Electric Power Company, Inc.	3	368
American Express Company	3	937
American Financial Group, Inc.	—	57
American International Group, Inc.	4	338
American Tower Corporation	3	637
American Water Works Company, Inc.	1	185
Ameriprise Financial, Inc.	1	295
AMETEK, Inc.	1	254
Amgen Inc.	3	1,059
Amphenol Corporation - Class A	8	497
Analog Devices, Inc.	3	635
Annaly Capital Management, Inc.	3	71
ANSYS, Inc. (a)	1	171
AON Public Limited Company - Class A	1	548
Apollo Global Management, Inc.	3	344
Apple Inc.	95	21,039
Applied Materials, Inc.	5	731
AppLovin Corporation - Class A (a)	1	390
Arch Capital Group Ltd.	2	221
Archer-Daniels-Midland Company	3	143
Ares Management Corporation - Class A	1	167
Arista Networks, Inc. (a)	6	501
Arthur J. Gallagher & Co.	2	528
AT&T Inc.	46	1,288
Atmos Energy Corporation	1	146
Autodesk, Inc. (a)	1	351
Automatic Data Processing, Inc.	3	780
AutoZone, Inc. (a)	—	412
AvalonBay Communities, Inc.	1	190
Avantor, Inc. (a)	4	70
Avery Dennison Corporation	—	88
Axon Enterprise, Inc. (a)	—	234
Baker Hughes Company - Class A	6	279
Ball Corporation	2	102
Bank of America Corporation	43	1,796
Bank of New York Mellon Corporation, The (b)	5	388
Baxter International Inc.	3	106
Becton, Dickinson and Company	2	416
Bentley Systems, Incorporated - Class B	1	29
Berkshire Hathaway Inc. - Class B (a)	11	6,050
Best Buy Co., Inc.	1	89
Biogen Inc. (a)	1	120
BioMarin Pharmaceutical Inc. (a)	1	89
Bio-Techne Corporation	1	58
BlackRock, Inc.	1	862
Blackstone Inc. - Class A	5	634
Block, Inc. - Class A (a)	4	192
Boeing Company, The (a)	5	803
Booking Holdings Inc.	—	954
Booz Allen Hamilton Holding Corporation - Class A	1	81
Boston Scientific Corporation (a)	9	934
Bristol-Myers Squibb Company	13	779
Broadcom Inc.	29	4,858
Broadridge Financial Solutions, Inc.	1	174
Brookfield Infrastructure Corporation - Class A	1	19
Brown & Brown, Inc.	2	197
Brown-Forman Corporation - Class A	—	13
Brown-Forman Corporation - Class B	2	60
Builders FirstSource, Inc. (a)	1	87
Bunge Limited	1	67
Burlington Stores, Inc. (a)	—	92
BXP, Inc.	1	65
Cadence Design Systems, Inc. (a)	2	438
Camden Property Trust	1	80
Campbell's Company, The	1	48
Capital One Financial Corporation	2	428
Cardinal Health, Inc.	1	206
CarMax, Inc. (a)	1	72
Carnival Corporation (a)	7	131
Carrier Global Corporation	5	319
Carvana Co. - Class A (a)	1	162
Caterpillar Inc.	3	1,008
CBRE Group, Inc. - Class A (a)	2	248
CDW Corp.	1	141
Celanese Corporation - Class A	1	39
Cencora, Inc.	1	296
Centene Corporation (a)	3	189
CenterPoint Energy, Inc.	4	143
CF Industries Holdings, Inc.	1	85
Charles Schwab Corporation, The	10	774
Cheniere Energy, Inc.	1	326
Chevron Corporation	10	1,731
Chipotle Mexican Grill, Inc. (a)	9	434
Chubb Limited	2	718
Church & Dwight Co., Inc.	2	169
Cigna Group, The	2	573
Cincinnati Financial Corporation	1	138
Cintas Corporation	2	444
Cisco Systems, Inc.	25	1,545
Citigroup Inc.	12	851
Citizens Financial Group, Inc.	3	121
Cloudflare, Inc. - Class A (a)	2	213
CME Group Inc. - Class A	2	598
CMS Energy Corporation	2	147
Coca-Cola Company, The	25	1,764
Cognizant Technology Solutions Corporation - Class A	3	241
Coinbase Global, Inc. - Class A (a)	1	216
Colgate-Palmolive Company	5	488
Comcast Corporation - Class A	24	884
Conagra Brands, Inc.	3	76
ConocoPhillips	8	845
Consolidated Edison, Inc.	2	246
Constellation Brands, Inc. - Class A	1	177
Constellation Energy Group, Inc.	2	399
Cooper Companies, Inc., The (a)	1	101
Copart, Inc. (a)	5	310
Corebridge Financial, Inc.	1	46
Corning Incorporated	5	227
Corpay Inc (a)	—	144
Corteva, Inc.	4	268
CoStar Group, Inc. (a)	3	213
Costco Wholesale Corporation	3	2,643
Coterra Energy Inc.	5	142
CrowdStrike Holdings, Inc. - Class A (a)	1	516
Crown Castle Inc.	3	282
Crown Holdings, Inc.	1	64
CSX Corporation	12	360
Cummins Inc.	1	275
CVS Health Corporation	8	533
D.R. Horton, Inc.	2	234
Danaher Corporation	4	846
Darden Restaurants, Inc.	1	153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Datadog, Inc. - Class A (a)	2	196
Dayforce, Inc. (a)	1	52
Deckers Outdoor Corporation (a)	1	113
Deere & Company	2	747
Dell Technologies Inc. - Class C	2	183
Delta Air Lines, Inc.	4	179
Devon Energy Corporation	4	160
DexCom, Inc. (a)	2	167
Diamondback Energy, Inc.	1	192
Digital Realty Trust, Inc.	2	302
Discover Financial Services	2	273
DocuSign, Inc. (a)	1	108
Dollar General Corporation	1	117
Dollar Tree, Inc. (a)	1	101
Dominion Energy, Inc.	5	292
Domino's Pizza, Inc.	—	101
DoorDash, Inc. - Class A (a)	2	413
Dover Corporation	1	159
Dow Inc.	4	140
DTE Energy Company	1	182
Duke Energy Corporation	5	594
DuPont de Nemours, Inc.	3	196
Dynatrace, Inc. (a)	2	86
East West Bancorp, Inc.	1	73
Eastman Chemical Company	1	71
Eaton Corporation Public Limited Company	3	682
eBay Inc.	3	201
Ecolab Inc.	2	405
Edison International	2	136
Edwards Lifesciences Corporation (a)	4	275
Electronic Arts Inc.	1	214
Elevance Health, Inc.	1	641
Eli Lilly and Company	5	4,172
Emerson Electric Co.	4	396
Enphase Energy, Inc. (a)	1	56
Entegris, Inc.	1	87
Entergy Corporation	3	226
EOG Resources, Inc.	4	460
EPAM Systems, Inc. (a)	—	57
EQT Corporation	4	187
Equifax Inc.	1	188
Equinix, Inc.	1	496
Equitable Holdings, Inc.	2	96
Equity Lifestyle Properties, Inc.	1	79
Equity Residential	2	155
Essex Property Trust, Inc.	—	123
Estee Lauder Companies Inc., The - Class A	1	93
Everest Group, Ltd.	—	102
Evergy, Inc.	1	96
Eversource Energy	2	144
Exact Sciences Corporation (a)	1	48
Exelon Corporation	6	289
Expedia Group, Inc.	1	138
Expeditors International of Washington, Inc. - Class A	1	100
Extra Space Storage Inc.	1	195
Exxon Mobil Corporation	27	3,259
F5, Inc. (a)	—	92
FactSet Research Systems Inc.	—	104
Fair Isaac Corporation (a)	—	282
Fastenal Company	4	282
FedEx Corporation	1	344
Ferguson Enterprises Inc.	1	200
Fidelity National Financial, Inc. - Class A	2	110
Fidelity National Information Services, Inc.	3	259
Fifth Third Bancorp	4	172
First Citizens BancShares, Inc. - Class A	—	128
First Solar, Inc. (a)	1	79
FirstEnergy Corp.	3	128
Fiserv, Inc. (a)	4	788
Flex Ltd. (a)	3	87
Ford Motor Company	25	248
Former Charter Communications Parent, Inc. - Class A (a)	1	228
Fortinet, Inc. (a)	4	395
Fortive Corporation	2	169
Fox Corporation - Class A	1	78
Fox Corporation - Class B	1	46
Franklin Resources, Inc.	2	36
Freeport-McMoRan Inc.	9	348
Garmin Ltd.	1	206
Gartner, Inc. (a)	—	203
GE HealthCare Technologies Inc.	2	195
GE Vernova Inc.	2	531
Gen Digital Inc.	4	94
General Dynamics Corporation	2	422
General Electric Company	7	1,363
General Mills, Inc.	3	207
General Motors Company	6	297
Genuine Parts Company	1	102
Gilead Sciences, Inc.	8	886
Global Payments Inc.	2	157
GoDaddy Inc. - Class A (a)	1	153
Goldman Sachs Group, Inc., The	2	1,081
Halliburton Company	5	137
Hartford Insurance Group, Inc., The	2	228
HCA Healthcare, Inc.	1	399
Healthpeak OP, LLC	5	91
HEICO Corporation	—	75
HEICO Corporation - Class A	1	106
Hess Corporation	2	281
Hewlett Packard Enterprise Company	9	132
Hilton Worldwide Holdings Inc.	2	348
Hologic, Inc. (a)	2	96
Home Depot, Inc., The	6	2,294
Honeywell International Inc.	4	875
Hormel Foods Corporation	2	57
Host Hotels & Resorts, Inc.	5	67
Howmet Aerospace Inc.	3	331
HP, Inc.	6	167
Hubbell Incorporated	—	107
HubSpot, Inc. (a)	—	180
Humana Inc.	1	196
Huntington Bancshares Incorporated	9	142
IDEX Corporation	—	81
IDEXX Laboratories, Inc. (a)	1	217
Illinois Tool Works Inc.	2	460
Illumina, Inc. (a)	1	84
Incyte Corporation (a)	1	68
Ingersoll Rand Inc.	3	209
Insulet Corporation (a)	—	118
Intel Corporation	27	617
Intercontinental Exchange, Inc.	4	621
International Business Machines Corporation	6	1,457
International Flavors & Fragrances Inc.	2	132
International Paper Company	3	174
Intuit Inc.	2	1,081
Intuitive Surgical, Inc. (a)	2	1,110
Invitation Homes Inc.	4	123
IQVIA Holdings Inc (a)	1	180
Iron Mountain Incorporated	2	159
J. M. Smucker Company, The	1	79
J.B. Hunt Transport Services, Inc.	1	76
Jack Henry & Associates, Inc.	—	78
Jacobs Solutions Inc.	1	91
James Hardie Industries Public Limited Company - CHESS	3	65
Johnson & Johnson	15	2,518
Johnson Controls International Public Limited Company	4	335
JPMorgan Chase & Co.	18	4,322
Juniper Networks, Inc.	2	75
Kellanova	2	135
Kenvue Inc.	11	266
Keurig Dr Pepper Inc.	7	238
KeyCorp	6	94
Keysight Technologies, Inc. (a)	1	171
Kimberly-Clark Corporation	2	297
Kimco Realty OP, LLC	5	97
Kinder Morgan, Inc.	12	352

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
KKR & Co. Inc. - Class A	4	485
KLA Corporation	1	563
Kraft Heinz Company, The	6	174
Kroger Co., The	4	288
L3Harris Technologies, Inc.	1	246
Labcorp Holdings Inc.	1	125
Lam Research Corporation	8	590
Lamb Weston Holdings, Inc.	1	49
Las Vegas Sands Corp.	2	88
Leidos Holdings, Inc.	1	110
Lennar Corporation - Class A	1	156
Lennar Corporation - Class B	—	11
Lennox International Inc.	—	117
Liberty Media Corporation - Series A (a)	—	5
Liberty Media Corporation - Series C (a)	1	115
Linde Public Limited Company	3	1,401
Lineage, Inc.	—	28
Live Nation Entertainment, Inc. (a)	1	120
Lockheed Martin Corporation	1	593
Loews Corporation	1	104
Lowe`s Companies, Inc.	4	819
LPL Financial Holdings Inc.	—	149
LyondellBasell Industries N.V. - Class A	2	112
M&T Bank Corporation	1	189
Marathon Petroleum Corporation	2	301
Markel Group Inc. (a)	—	155
Marriott International, Inc. - Class A	1	351
Marsh & Mclennan Companies, Inc.	3	756
Martin Marietta Materials, Inc.	—	185
Marvell Technology, Inc.	5	331
Masco Corporation	1	101
MasterCard Incorporated - Class A	5	2,815
McCormick & Company, Incorporated	2	128
McDonald's Corporation	5	1,409
McKesson Corporation	1	538
Medtronic, Inc.	8	731
Merck & Co., Inc.	16	1,439
Meta Platforms, Inc. - Class A	14	7,971
MetLife, Inc.	4	292
Mettler-Toledo International Inc. (a)	—	155
MGM Resorts International (a)	2	47
Microchip Technology Incorporated	3	160
Micron Technology, Inc.	7	611
Microsoft Corporation	47	17,627
MicroStrategy Incorporated - Class A (a)	2	438
Mid-America Apartment Communities, Inc.	1	128
Moderna, Inc. (a)	2	63
Molina Healthcare, Inc. (a)	—	121
Molson Coors Beverage Company - Class B	1	62
Mondelez International, Inc. - Class A	9	579
MongoDB, Inc. - Class A (a)	—	86
Monolithic Power Systems, Inc.	—	167
Monster Beverage 1990 Corporation (a)	4	257
Moody's Corporation	1	460
Morgan Stanley	8	911
Motorola Solutions, Inc.	1	456
MSCI Inc. - Class A	1	286
Nasdaq, Inc.	3	191
NetApp, Inc.	1	117
Netflix, Inc. (a)	3	2,515
Neurocrine Biosciences, Inc. (a)	1	75
Newmont Corporation	7	354
News Corporation - Class A	2	61
News Corporation - Class B	1	25
NextEra Energy, Inc.	13	911
NIKE, Inc. - Class B	7	469
NiSource Inc.	3	115
Norfolk Southern Corporation	1	338
Northern Trust Corporation	1	128
Northrop Grumman Corporation	1	473
NRG Energy, Inc.	1	123
Nucor Corporation	1	174
NVIDIA Corporation	149	16,153
NVR, Inc. (a)	—	123
Occidental Petroleum Corporation	4	205
Okta, Inc. - Class A (a)	1	104
Old Dominion Freight Line, Inc.	1	189
Omnicom Group Inc.	1	104
ON Semiconductor Corporation (a)	3	116
ONEOK, Inc.	4	385
Oracle Corporation	10	1,433
O'Reilly Automotive, Inc. (a)	—	520
Otis Worldwide Corporation	3	269
Owens Corning	1	84
PACCAR Inc	3	317
Packaging Corporation of America	1	114
Palantir Technologies Inc. - Class A (a)	14	1,151
Palo Alto Networks, Inc. (a)	4	704
Parker-Hannifin Corporation	1	488
Paychex, Inc.	2	311
Paycom Software, Inc.	—	73
PayPal Holdings, Inc. (a)	6	410
PepsiCo, Inc.	9	1,297
Pfizer Inc.	36	907
PG&E Corporation	14	240
Philip Morris International Inc.	10	1,560
Phillips 66	3	319
Pinterest, Inc. - Class A (a)	4	122
Pool Corporation	—	71
PPG Industries, Inc.	2	166
PPL Corporation	5	168
Principal Financial Group, Inc.	1	123
Procter & Gamble Company, The	15	2,532
ProLogis Inc.	6	651
Prudential Financial, Inc.	2	254
PTC Inc. (a)	1	116
Public Service Enterprise Group Incorporated	3	262
Public Storage Operating Company	1	299
PulteGroup, Inc.	1	129
Qualcomm Incorporated	7	1,061
Quanta Services, Inc.	1	238
Quest Diagnostics Incorporated	1	113
Raymond James Financial, Inc.	1	166
Realty Income Corporation	5	315
Regency Centers Corporation	1	80
Regeneron Pharmaceuticals, Inc.	1	427
Regions Financial Corporation	6	128
Reinsurance Group of America, Incorporated	—	83
Republic Services, Inc.	1	309
ResMed Inc.	1	206
Revvity, Inc.	1	78
Roblox Corporation - Class A (a)	3	201
Rockwell Automation, Inc.	1	188
Rollins, Inc.	2	94
Roper Technologies, Inc.	1	391
Ross Stores, Inc.	2	260
Royal Caribbean Cruises Ltd.	2	318
Royalty Pharma PLC - Class A	3	79
RTX Corporation	8	1,108
S&P Global Inc.	2	998
Salesforce, Inc.	6	1,565
SBA Communications Corporation - Class A	1	154
Schlumberger Limited	9	370
Seagate Technology Holdings Public Limited Company	1	110
Sempra	4	286
ServiceNow, Inc. (a)	1	1,040
Sherwin-Williams Company, The	1	517
Simon Property Group, Inc.	2	319
Skyworks Solutions, Inc.	1	66
Snap Inc. - Class A (a)	6	55
Snap-on Incorporated	—	112
Snowflake Inc. - Class A (a)	2	302
Southwest Airlines Co.	4	121
SS&C Technologies Holdings, Inc.	1	108
Stanley Black & Decker, Inc.	1	71
Starbucks Corporation	7	699
State Street Corporation	2	169
Steel Dynamics, Inc.	1	113
Steris Public Limited Company	1	145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Stryker Corporation	2	849
Sun Communities, Inc.	1	100
Super Micro Computer, Inc. (a) (c)	3	113
Synchrony Financial	2	126
Synopsys, Inc. (a)	1	418
Sysco Corporation	3	234
T. Rowe Price Group, Inc.	1	131
Take-Two Interactive Software, Inc. (a)	1	213
Targa Resources Corp.	1	271
Target Corporation	3	306
TE Connectivity Public Limited Company	2	273
Teledyne Technologies Incorporated (a)	—	151
Teradyne, Inc.	1	82
Tesla Inc. (a)	18	4,578
Texas Instruments Incorporated	6	1,038
Texas Pacific Land Corporation	—	164
Textron Inc.	1	91
The AES Corporation	4	54
The Carlyle Group, Inc.	1	55
The Clorox Company	1	110
The Hershey Company	1	156
The Interpublic Group of Companies, Inc.	3	69
The PNC Financial Services Group, Inc.	2	439
The Progressive Corporation	4	1,046
The Southern Company	7	636
Thermo Fisher Scientific Inc.	2	1,198
TJX Companies, Inc., The	7	867
T-Mobile US, Inc.	3	780
Tractor Supply Company	3	190
Trade Desk, Inc., The - Class A (a)	3	159
Trane Technologies Public Limited Company	1	480
TransDigm Group Incorporated	—	487
TransUnion	1	103
Travelers Companies, Inc., The	1	378
Trimble Inc. (a)	1	97
Truist Financial Corporation	8	335
Twilio Inc. - Class A (a)	1	94
Tyler Technologies, Inc. (a)	—	149
Tyson Foods, Inc. - Class A	2	113
U.S. Bancorp	10	410
Uber Technologies, Inc. (a)	13	970
UDR, Inc.	2	90
Ulta Beauty, Inc. (a)	—	106
Union Pacific Corporation	4	900
United Airlines Holdings, Inc. (a)	2	139
United Parcel Service, Inc. - Class B	5	506
United Rentals, Inc.	—	255
UnitedHealth Group Incorporated	6	3,038
Universal Health Services, Inc. - Class B	—	73
Universal Music Group N.V.	6	160
Valero Energy Corporation	2	262
Veeva Systems Inc. - Class A (a)	1	217
Ventas, Inc.	3	189
Veralto Corporation	1	141
VeriSign, Inc. (a)	1	128
Verisk Analytics, Inc.	1	268
Verizon Communications Inc.	27	1,210
Vertex Pharmaceuticals Incorporated (a)	2	785
Vertiv Holdings Co - Class A	2	165
Viatris Inc.	7	64
VICI Properties Inc.	7	220
Visa Inc. - Class A	11	3,821
Vistra Corp.	2	247
Vulcan Materials Company	1	198
W. R. Berkley Corporation	2	140
W.P. Carey Inc.	1	88
W.W. Grainger, Inc.	—	274
Walmart Inc.	27	2,401
Walt Disney Company, The	11	1,131
Warner Bros. Discovery, Inc. - Series A (a)	14	152
Waste Connections, Inc.	2	316
Waste Management, Inc.	2	536
Waters Corporation (a)	—	139
Watsco, Inc.	—	113
WEC Energy Group Inc.	2	220
Wells Fargo & Company	21	1,489
Welltower Inc.	4	613
West Pharmaceutical Services, Inc.	—	104
Western Digital Corporation (a)	2	89
Westinghouse Air Brake Technologies Corporation	1	195
Westlake Corporation	—	23
Weyerhaeuser Company	5	138
Williams Companies, Inc., The	8	454
Willis Towers Watson Public Limited Company	1	217
Workday, Inc. - Class A (a)	1	308
XCEL Energy Inc.	4	259
Xylem Inc.	1	178
Yum! Brands, Inc.	2	275
Zebra Technologies Corporation - Class A (a)	—	91
Zillow Group, Inc. - Class A (a)	—	17
Zillow Group, Inc. - Class C (a)	1	69
Zimmer Biomet Holdings, Inc.	1	136
Zoetis Inc. - Class A	3	473
Zoom Communications, Inc. - Class A (a)	1	109
Zscaler, Inc. (a)	1	123
		305,615
Japan 5.8%
ABC-Mart, Inc.	1	15
Advantest Corporation (c)	4	192
AEON Co., Ltd. (c)	5	135
AGC Inc.	1	37
Aisin Corporation	4	42
Ajinomoto Co., Inc.	6	115
ANA Holdings Inc.	1	18
Asahi Group Holdings, Ltd.	10	123
Asahi Kasei Corporation	10	67
ASICS Corporation	4	90
Astellas Pharma Inc. (c)	12	116
Bandai Namco Holdings Inc. (c)	4	131
Bridgestone Corporation	4	145
Brother Industries, Ltd.	2	31
Canon Inc. (c)	6	181
Capcom Co., Ltd.	2	49
Central Japan Railway Company (c)	6	117
Chubu Electric Power Co., Ltd.	5	57
Chugai Pharmaceutical Co., Ltd.	4	187
Concordia Financial Group, Ltd.	7	44
Dai Nippon Printing Co., Ltd.	3	48
Daifuku Co., Ltd.	2	49
Dai-ichi Life Holdings, Inc. (c)	23	175
Daiichi Sankyo Company, Limited	12	283
Daikin Industries, Ltd.	2	206
Daito Trust Construction Co., Ltd.	—	41
Daiwa House Industry Co., Ltd (c)	4	132
Daiwa Securities Group Inc. (c)	9	59
DENSO Corporation (c)	12	152
DISCO Corporation	1	123
East Japan Railway Company	7	145
Eisai Co., Ltd. (c)	2	44
ENEOS Holdings, Inc. (c)	17	90
FANUC Corporation (c)	6	161
Fast Retailing Co., Ltd.	1	326
Fuji Electric Co., Ltd. (c)	1	42
FUJIFILM Holdings Corporation	7	142
Fujikura Ltd.	2	59
Fujitsu Limited	11	219
Hankyu Hanshin Holdings, Inc. (c)	2	46
Hikari Tsushin,Inc.	—	26
Hitachi Construction Machinery Co., Ltd.	1	19
Hitachi, Ltd. (c)	29	678
Honda Motor Co., Ltd. (c)	28	258
Hoshizaki Corporation	1	31
Hoya Corporation	2	237
Hulic Co., Ltd.	3	33
Idemitsu Kosan Co., Ltd. (c)	6	42
Inpex Corporation	6	78
Isuzu Motors Limited (c)	4	56
ITOCHU Corporation	9	412
Japan Airlines Co., Ltd.	1	17

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Japan Exchange Group, Inc.	7	74
Japan Post Bank Co., Ltd. (c)	9	95
Japan Post Holdings Co., Ltd.	10	104
Japan Post Insurance Co., Ltd.	1	18
Japan Real Estate Investment Corporation	—	32
Japan Tobacco Inc.	7	190
JFE Holdings, Inc. (c)	4	48
Kajima Corporation	3	65
Kao Corporation	3	134
Kawasaki Heavy Industries, Ltd. (c)	1	67
Kawasaki Kisen Kaisha, Ltd. (c)	3	41
KDDI Corporation	19	293
Keyence Corporation	1	473
Kikkoman Corporation (c)	6	53
Kirin Holdings Company, Limited	6	79
Kobe Bussan Co., Ltd.	1	19
Komatsu Ltd.	6	175
Konami Holdings Corporation	1	59
Kubota Corporation	8	94
KYOCERA Corporation	8	92
Kyowa Kirin Co., Ltd.	2	26
Lasertec Co., Ltd.	1	43
LY Corporation	18	60
M3, Inc.	3	32
Makita Corporation	1	46
Marubeni Corporation	10	167
MatsukiyoCocokara & Co. (c)	3	42
McDonald's Holdings Company (Japan), Ltd.	1	19
Meiji Holdings Co., Ltd.	2	43
Minebeamitsumi Inc. (c)	2	28
Mitsubishi Chemical Group Corporation	10	48
Mitsubishi Corporation	25	438
Mitsubishi Electric Corporation	13	236
Mitsubishi Estate Co., Ltd.	8	134
Mitsubishi HC Capital Inc. (c)	5	36
Mitsubishi Heavy Industries, Ltd. (c)	21	358
Mitsubishi UFJ Financial Group, Inc.	73	997
Mitsui & Co., Ltd.	18	347
Mitsui Fudosan Co., Ltd. (c)	18	164
Mitsui O.S.K. Lines, Ltd. (c)	2	76
Mizuho Bank, Ltd.	2	33
Mizuho Financial Group, Inc.	16	443
MonotaRO Co., Ltd.	2	28
MS&AD Insurance Group Holdings, Inc. (c)	8	178
Murata Manufacturing Co., Ltd.	12	183
Nec Corporation	8	159
NEXON Co., Ltd.	2	30
Nidec Corporation	6	104
Nintendo Co., Ltd.	7	455
Nippon Building Fund Inc.	—	47
Nippon Paint Holdings Co., Ltd.	7	53
Nippon Sanso Holdings Corporation (c)	1	36
Nippon Steel Corporation (c)	7	139
Nippon Telegraph and Telephone Corporation	177	172
Nippon Yusen Kabushiki Kaisha	3	96
Nissan Chemical Corporation	1	30
Nissan Motor Co., Ltd. (c)	13	32
Nissin Food Holdings Co., Ltd.	2	31
Niterra Co., Ltd. (c)	1	43
Nitori Holdings Co., Ltd.	1	49
Nitto Denko Corporation (c)	4	74
Nomura Holdings, Inc.	18	110
Nomura Research Institute, Ltd. (c)	2	79
NTT DATA Corporation (c)	4	69
Obayashi Corporation	5	65
OBIC Co., Ltd.	2	55
Olympus Corporation	7	91
OMRON Corporation (c)	1	37
Ono Pharmaceutical Co., Ltd. (c)	3	36
Oracle Corporation Japan	—	21
Oriental Land Co., Ltd.	7	142
ORIX Corporation	7	154
Osaka Gas Co., Ltd. (c)	2	54
Otsuka Corporation	2	35
Otsuka Holdings Co., Ltd.	3	162
Pan Pacific International Holdings Corporation	4	99
Panasonic Holdings Corporation (c)	14	171
Rakuten Group, Inc. (a)	10	58
Recruit Holdings Co., Ltd.	9	482
Renesas Electronics Corporation	10	133
Resona Holdings, Inc.	14	124
Ricoh Company, Ltd.	4	46
SBI Holdings, Inc.	2	49
SCREEN Holdings Co., Ltd. (c)	1	39
SCSK Corporation (c)	1	22
Secom Co., Ltd.	3	88
Seiko Epson Corporation. (c)	2	27
Sekisui Chemical Co., Ltd.	2	39
Sekisui House, Ltd.	4	90
Seven & I Holdings Co., Ltd.	15	222
SG Holdings Co., Ltd.	2	24
Shimadzu Corporation (c)	2	48
Shimano Inc.	1	71
Shimizu Corporation	4	37
Shin-Etsu Chemical Co., Ltd.	13	361
Shionogi & Co., Ltd.	5	75
Shiseido Company, Limited	3	51
SMC Corporation (c)	—	107
SoftBank Corp.	177	246
SoftBank Group Corp	6	299
Sompo Holdings, Inc. (c)	6	177
Sony Group Corporation	38	979
Square Enix Holdings Co., Ltd. (c)	—	19
Subaru Corporation. (c)	3	61
Sumitomo Corporation	8	173
Sumitomo Electric Industries, Ltd. (c)	5	87
Sumitomo Metal Mining Co., Ltd. (c)	2	33
Sumitomo Mitsui Financial Group, Inc.	25	633
Sumitomo Mitsui Trust Group, Inc.	4	110
Sumitomo Realty & Development Co., Ltd. (c)	3	121
Suntory Beverage & Food Limited	1	30
Suzuki Motor Corporation	12	142
Sysmex Corporation	4	76
T&D Holdings, Inc.	3	67
Taisei Corporation	1	44
Takeda Pharmaceutical Company Limited	10	292
TDK Corporation	13	132
Terumo Corporation	9	169
The Chiba Bank, Ltd. (c)	5	47
The Kansai Electric Power Company, Incorporated	6	76
TIS Inc.	1	39
Toho Co., Ltd.	1	30
Tokio Marine Holdings, Inc.	12	479
Tokyo Century Corporation	1	12
Tokyo Electric Power Company Holdings, Inc. (a)	3	8
Tokyo Electron Limited (c)	3	383
Tokyo Gas Co., Ltd. (c)	3	80
Tokyu Corporation (c)	4	42
TOPPAN Holdings Inc.	2	46
Toray Industries, Inc. (c)	10	65
TOTO Ltd.	1	29
Toyo Suisan Kaisha, Ltd.	1	41
Toyota Industries Corporation (c)	1	86
Toyota Motor Corporation	73	1,282
Toyota Tsusho Corporation	5	81
Trend Micro Incorporated	1	54
Unicharm Corporation	8	60
West Japan Railway Company	3	63
Yakult Honsha Co., Ltd. (c)	2	42
Yamaha Motor Co., Ltd.	6	48
Yaskawa Electric Corporation	2	38
Yokogawa Electric Corporation	2	31
Zensho Holdings Co., Ltd. (c)	1	32
ZOZO, Inc. (c)	3	29
		24,967
United Kingdom 3.9%
3I Group PLC	6	290
Admiral Group PLC	1	48
Anglo American PLC	8	212

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Ashtead Group Public Limited Company	3	154
Associated British Foods PLC	2	50
AstraZeneca PLC	10	1,436
Auto Trader Group PLC	5	50
Aviva PLC	17	119
B&M European Value Retail S.A.	6	19
BAE Systems PLC	19	382
Barclays PLC	90	339
Barratt Redrow PLC	9	49
BP P.L.C.	98	553
British American Tobacco P.L.C.	13	517
BT Group PLC (c)	38	81
Bunzl Public Limited Company	2	80
Centrica PLC	32	63
CNH Industrial N.V.	5	61
Coca-Cola Europacific Partners PLC	1	111
Compass Group PLC	11	352
Convatec Group PLC (d)	11	36
Croda International Public Limited Company	1	36
CVC Capital Partners PLC	5	104
Diageo PLC	14	371
Entain PLC	4	30
Experian PLC	6	273
Fiat Chrysler Automobiles N.V.	13	147
Flutter Entertainment Public Limited Company (a)	1	219
GSK PLC	25	487
Haleon PLC	42	212
Halma Public Limited Company	3	86
Hikma Pharmaceuticals Public Limited Company	1	19
Hiscox Ltd.	2	36
Howden Joinery Group PLC	3	25
HSBC Holdings PLC	112	1,271
Imperial Brands PLC	5	195
Informa PLC	8	81
InterContinental Hotels Group PLC	1	109
Intermediate Capital Group PLC	2	51
International Consolidated Airlines Group, S.A.	22	75
Intertek Group PLC	1	61
J Sainsbury PLC	12	35
JD Sports Fashion PLC	18	16
Kingfisher PLC	10	33
Land Securities Group PLC	5	33
Legal & General Group PLC	38	121
Lloyds Banking Group PLC	383	360
London Stock Exchange Group PLC	3	448
M&G PLC	13	33
Melrose Industries PLC	8	50
Mondi PLC	3	46
National Grid PLC	31	404
NatWest Group PLC	42	250
Next PLC	1	111
NMC Health PLC (e)	1	—
Pearson PLC	5	72
Pentair Public Limited Company	1	89
Persimmon Public Limited Company	2	35
Phoenix Group Holdings PLC	6	41
Prudential Public Limited Company	16	175
Reckitt Benckiser Group PLC	4	295
Relx PLC	12	595
Rentokil Initial PLC	16	70
Rightmove PLC	4	37
Rio Tinto PLC	7	395
Rolls-Royce Holdings PLC	54	524
Schroders PLC	5	24
SEGRO Public Limited Company	7	64
Severn Trent PLC	2	50
Shell PLC - Class A	38	1,386
Smith & Nephew PLC	5	73
Smiths Group PLC	2	54
Spirax Group PLC	1	42
SSE PLC	7	136
Standard Chartered PLC	12	181
Taylor Wimpey PLC	26	36
Tesco PLC	43	185
The Berkeley Group Holdings PLC	1	30
The Sage Group PLC.	6	95
Unilever PLC	16	934
United Utilities PLC	4	50
Vodafone Group Public Limited Company	119	112
Weir Group PLC(The)	2	53
Whitbread PLC	1	34
Wise PLC - Class A (a)	5	56
WPP 2012 Limited	7	51
		16,804
Canada 3.0%
Agnico Eagle Mines Limited	3	337
Alimentation Couche-Tard Inc.	5	230
AltaGas Ltd.	1	40
ARC Resources Ltd.	4	78
Bank of Montreal	5	439
Bank of Nova Scotia, The	8	371
Banque Nationale Du Canada (c)	2	189
Barrick Gold Corporation	11	212
Brookfield Asset Management Ltd. - Class A	2	120
Brookfield Corporation - Class A	8	417
CAE Inc. (a)	2	52
Cameco Corporation (c)	3	115
Canadian Apartment Properties Real Estate Investment Trust	1	15
Canadian Imperial Bank of Commerce (c)	6	331
Canadian National Railway Company	3	329
Canadian Natural Resources Limited	13	398
Canadian Pacific Kansas City Limited	6	415
Canadian Tire Corporation, Limited - Class A	—	28
Canadian Utilities Limited - Class A	1	23
CCL Industries Inc. - Class B	1	50
Cenovus Energy Inc.	8	110
CGI Inc. - Class A	1	126
Constellation Software Inc.	—	418
Dollarama Inc.	2	189
Emera Incorporated (d)	2	72
Enbridge Inc.	14	604
Fairfax Financial Holdings Limited	—	176
FirstService Corporation	—	44
Fortis Inc. (c)	3	146
Franco-Nevada Corporation	1	185
George Weston Limited	—	56
GFL Environmental Inc.	1	70
Great-West Lifeco Inc.	2	71
Groupe WSP Global Inc.	1	130
Hydro One Limited	2	63
iA Societe Financiere Inc.	1	59
IGM Financial Inc. (c)	1	15
Imperial Oil Limited	1	78
Intact Financial Corporation	1	232
Keyera Corp. (d)	2	53
Kinross Gold Corporation	8	102
Les Vetements de Sport Gildan Inc. - Class A	1	45
Loblaw Companies Limited	1	126
Lululemon Athletica Inc. (a)	1	188
Lundin Mining Corporation	5	38
Magna International Inc.	2	58
Manulife Financial Corporation	11	343
Metro Inc. - Class A	1	96
Nutrien Ltd. (c)	3	157
Open Text Corporation	2	45
Pembina Pipeline Corporation	4	152
Power Corporation of Canada (c)	3	120
Quebecor Inc. - Class B	1	30
RB Global, Inc.	1	120
Restaurant Brands International Limited Partnership	2	122
Rogers Communications Inc. - Class B (c)	2	64
Royal Bank of Canada	9	1,010
Saputo Inc.	2	28
Shopify Inc. - Class A (a)	8	719
Stantec Inc.	1	51
Sun Life Financial Inc.	4	209
Suncor Energy Inc.	8	311
TC Energy Corporation (c)	7	314
Teck Resources Limited - Class B	3	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
TELUS Corporation	3	43
TFI International Inc.	1	40
Thomson Reuters Corporation	1	145
TMX Group Limited	2	69
Toronto-Dominion Bank, The	11	661
Tourmaline Oil Corp (c)	2	99
West Fraser Timber Co. Ltd.	—	31
Wheaton Precious Metals Corp.	3	233
		12,963
France 2.6%
Aeroports de Paris	—	23
Airbus SE	4	655
Amundi (d)	—	34
AXA	11	463
Biomerieux SA	—	38
BNP Paribas	7	548
Bollore SE	6	33
Bouygues	1	45
Bureau Veritas	2	63
Capgemini	1	161
Compagnie de Saint-Gobain	3	289
Compagnie Generale des Etablissements Michelin	4	157
Credit Agricole SA	8	144
Danone	4	312
Dassault Aviation	—	46
Dassault Systemes	4	165
Engie	12	227
EssilorLuxottica	2	527
Hermes International	—	564
Kering	—	93
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	689
Legrand	2	171
L'Oreal	2	568
LVMH Moet Hennessy Louis Vuitton	2	1,008
Orange	11	148
Pernod Ricard	1	118
Publicis Groupe SA	2	142
Safran	2	571
Sanofi	7	788
Sartorius Stedim Biotech	—	31
Schneider Electric SE	3	782
Societe d'exploitation Hoteliere	—	30
Societe Generale (f)	4	198
Thales	1	148
TotalEnergies SE	13	836
Veolia Environnement	4	140
VINCI	3	391
		11,346
Germany 2.3%
Adidas AG - Class N	1	242
Allianz SE	2	927
BASF SE - Class N	5	267
Bayer Aktiengesellschaft - Class N	6	139
Bayerische Motoren Werke Aktiengesellschaft	2	142
Beiersdorf Aktiengesellschaft	1	82
COMMERZBANK Aktiengesellschaft	6	140
Continental Aktiengesellschaft	1	51
Covestro AG (a) (d)	1	68
Daimler Truck Holding AG	3	113
Deutsche Bank Aktiengesellschaft - Class N	12	281
Deutsche Borse Aktiengesellschaft - Class N	1	346
Deutsche Post AG - Class N	6	261
Deutsche Telekom AG - Class N	22	811
E.ON SE - Class N	14	212
Fresenius SE & Co. KGaA (a)	3	120
Hannover Ruck SE - Class N	—	114
Heidelberg Materials AG	1	134
Henkel AG & Co. KGaA (f)	1	46
Infineon Technologies AG - Class N	8	270
Mercedes-Benz Group AG - Class N	4	266
MERCK Kommanditgesellschaft auf Aktien	1	108
MTU Aero Engines AG - Class N	—	112
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	537
Rheinmetall Aktiengesellschaft	—	395
RWE Aktiengesellschaft	4	151
SAP SE	6	1,734
Siemens Aktiengesellschaft - Class N	5	1,075
Siemens Energy AG (a)	3	192
Siemens Healthineers AG (d)	2	93
Symrise AG	1	82
Talanx Aktiengesellschaft	—	38
Vonovia SE	5	139
		9,688
Switzerland 2.0%
ABB Ltd - Class N	10	527
Alcon AG	3	291
Chocoladefabriken Lindt & Sprungli AG - Class N	—	131
Coca-Cola HBC AG	1	62
Compagnie Financiere Richemont SA	3	591
EMS-Chemie Holding AG	—	33
Galderma Group AG	—	38
Geberit AG - Class N	—	123
Givaudan SA - Class N	—	241
Glencore PLC	64	233
Holcim AG	3	330
Julius Bar Gruppe AG - Class N	1	83
Kuhne & Nagel International AG	—	71
Lonza Group AG	—	273
Nestle S.A. - Class N	16	1,637
Novartis AG - Class N	12	1,322
Partners Group Holding AG	—	198
Roche Holding AG	—	61
Sandoz Group AG	2	99
Schindler Holding AG - Class N	—	45
SGS SA	1	104
Sika AG	1	248
Sonova Holding AG	—	93
Straumann Holding AG - Class N	1	86
Swiss Life Holding AG - Class N	—	158
Swiss Re AG	2	298
Swisscom AG - Class N	—	98
UBS Group AG	19	580
Zurich Insurance Group AG - Class N	1	637
		8,691
Australia 1.7%
Amcor Pty Ltd	9	89
ANZ Group Holdings Limited	19	346
Aristocrat Leisure Limited	4	156
ASX Limited	1	51
Atlas Arteria Limited	5	16
Atlassian Corporation - Class A (a)	1	211
Australian Pipeline Trust	8	37
BHP Group Limited	32	757
BlueScope Steel Limited	2	32
Brambles Limited	9	112
Cochlear Limited	—	68
Coles Group Limited	8	100
Commonwealth Bank of Australia	11	1,004
Computershare Limited	4	91
CSL Limited	3	473
DEXUS Funds Management Limited	8	35
Endeavour Group Limited	9	21
Fortescue Ltd	11	101
Goodman Funding Pty Ltd	11	201
GPT Management Holdings Limited	13	37
Insurance Australia Group Limited	16	76
Macquarie Group Limited	2	277
Medibank Private Limited	18	50
Mineral Resources Limited	1	17
Mirvac Limited	25	33
National Australia Bank Limited (f)	20	420
Northern Star Resources Ltd	8	91
Orica Limited	3	31
Origin Energy Limited	10	69
Pilbara Minerals Limited (a)	20	22

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Pro Medicus Limited	—	36
Qantas Airways Limited	5	31
QBE Insurance Group Limited	10	132
Ramsay Health Care Limited	1	28
REA Group Ltd (c)	—	52
Reece Limited	2	22
Rio Tinto Limited	2	169
Santos Limited	18	77
Scentre Group Limited	31	67
SEEK Limited	2	32
SGH Limited	1	44
Sonic Healthcare Limited	3	53
South32 Limited	30	61
Stockland Corporation Ltd	16	50
Suncorp Group Limited	7	89
Telstra Group Limited	27	72
The Lottery Corporation Limited	12	36
TPG Corporation Limited (c)	3	10
Transurban Holdings Limited	19	161
Treasury Wine Estates Limited	5	32
Vicinity Centres RE Ltd	26	36
Washington H. Soul Pattinson and Company Limited	2	36
Wesfarmers Limited	7	325
Westpac Banking Corporation	22	431
WiseTech Global Limited	1	57
Woodside Energy Group Ltd	12	171
Woolworths Group Limited	7	122
Worley Limited	2	20
		7,476
Netherlands 1.1%
Adyen N.V. (a) (d)	—	290
Aegon Ltd.	8	54
Akzo Nobel N.V.	1	67
ASM International N.V.	—	132
ASML Holding N.V.	2	1,644
DSM-Firmenich AG	1	136
Exor Nederland N.V.	1	56
HAL Trust	—	25
Heineken Holding N.V.	1	59
Heineken N.V.	2	141
ING Groep N.V.	19	378
JDE Peet's N.V.	—	10
Koninklijke Ahold Delhaize N.V.	6	214
Koninklijke KPN N.V.	24	103
Koninklijke Philips N.V.	5	130
NN Group N.V.	2	95
NXP Semiconductors N.V.	2	312
Prosus N.V. - Class N	8	388
STMicroelectronics N.V.	4	85
Wolters Kluwer N.V. - Class C	2	235
		4,554
Sweden 0.9%
AB Sagax - Class B	1	24
Aktiebolaget Industrivarden - Class A	1	25
Aktiebolaget Industrivarden - Class C	1	43
Aktiebolaget SKF - Class B (c)	3	52
Aktiebolaget Volvo - Class A (c)	1	28
Aktiebolaget Volvo - Class B (c)	10	281
Alfa Laval AB	2	77
ASSA ABLOY AB - Class B	7	207
Atlas Copco Aktiebolag - Class A	16	255
Atlas Copco Aktiebolag - Class B	10	137
Axfood AB (c)	1	16
Boliden AB	2	63
Castellum Aktiebolag (a)	3	32
Epiroc Aktiebolag - Class A	4	75
Epiroc Aktiebolag - Class B	3	48
EQT AB (d)	4	133
Essity Aktiebolag (publ) - Class B (c)	4	118
Evolution AB (publ) (d)	1	93
Fastighets AB Balder - Class B (a)	5	28
G&L Beijer Ref AB - Class B (c)	2	29
H & M Hennes & Mauritz AB - Class B (c)	4	46
Hexagon Aktiebolag - Class B	14	147
Holmen Aktiebolag - Class B (c)	—	12
Indutrade Aktiebolag	2	47
Investment Ab Latour - Class B	1	25
Investor Aktiebolag - Class A	4	105
Investor Aktiebolag - Class B	11	328
L E Lundbergforetagen Aktiebolag (publ) - Series B	1	26
Lifco AB (Publ) - Class B	1	48
NIBE Industrier AB - Class B (c)	12	45
Nordnet AB	1	22
Saab AB - Class B	2	86
Sandvik Aktiebolag	6	122
Securitas AB - Class B	3	49
Skandinaviska Enskilda Banken AB - Class A (c)	9	145
Skanska AB - Class B	2	43
SSAB AB - Class A	—	2
SSAB AB - Class B	4	27
Svenska Cellulosa Aktiebolaget SCA - Class B (c)	4	50
Svenska Handelsbanken AB - Class A (c)	9	98
Swedbank AB - Class A	6	135
Swedish Orphan Biovitrum AB (Publ) (a)	1	32
Tele2 AB - Class B	3	45
Telefonaktiebolaget LM Ericsson - Class B (c)	16	127
Telia Company AB	12	44
Trelleborg AB - Class B	1	50
		3,670
Spain 0.8%
ACS, Actividades de Construccion y Servicios, S.A.	1	72
AENA, S.M.E., S.A. (d)	—	112
Amadeus IT Holding, S.A. (d)	3	213
Banco Bilbao Vizcaya Argentaria, S.A.	36	497
Banco Santander, S.A. (f)	95	641
CaixaBank, S.A.	23	178
Cellnex Telecom, S.A. (d)	4	126
Endesa, S.A.	2	59
Ferrovial SE	3	137
Iberdrola, Sociedad Anonima	37	590
Industria de Diseno Textil, S.A.	7	352
Naturgy Energy Group, S.A.	1	19
Redeia Corporacion SA	2	43
Repsol SA	8	103
Telefonica, S.A. (c)	29	138
		3,280
Italy 0.7%
A2a S.P.A.	11	26
Amplifon S.p.A	1	18
Assicurazioni Generali Societa' Per Azioni (c)	6	225
Banca Mediolanum SpA	2	27
Banco BPM Societa' Per Azioni	9	87
Buzzi S.p.A.	—	20
Davide Campari-Milano N.V. (c)	4	21
DiaSorin S.p.A.	—	16
ENEL - SPA	49	400
Eni S.P.A.	13	198
Ferrari N.V.	1	301
Finecobank Banca Fineco S.P.A.	4	81
Hera S.p.A.	5	23
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d)	2	24
Intesa Sanpaolo SPA	99	510
Leonardo S.p.A.	3	124
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	4	72
Moncler S.p.A.	1	81
Nexi S.p.A. (a) (c)	4	19
Pirelli & C. S.p.A. (d)	1	4
Poste Italiane - Societa' Per Azioni (d)	3	56
Prysmian S.p.A.	2	94
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	30
Snam S.P.A.	14	72
Telecom Italia S.p.A. (c)	66	22
Terna - Rete Elettrica Nazionale Societa Per Azioni	9	82

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	10	553
		3,186
Denmark 0.6%
A.P. Moller - Maersk A/S - Class A	—	24
A.P. Moller - Maersk A/S - Class B (c)	—	38
Carlsberg A/S - Class B	1	75
Coloplast A/S - Class B (c)	1	98
Danske Bank A/S	4	136
DSV A/S	1	230
Genmab A/S (a)	—	80
Novo Nordisk A/S - Class B	20	1,395
Novozymes A/S - Class B (c)	2	126
Orsted A/S (a) (c) (d)	1	55
Pandora A/S	—	74
Tryg A/S	2	53
Vestas Wind Systems A/S	6	88
		2,472
Hong Kong 0.4%
AIA Group Limited	67	509
Budweiser Brewing Company APAC Limited (d)	13	15
CK Asset Holdings Limited	11	43
CK Hutchison Holdings Limited	16	90
CK Infrastructure Holdings Limited	4	24
CLP Holdings Limited	12	94
Hang Seng Bank, Limited	4	56
Henderson Land Development Company Limited	9	27
HKT Trust	17	23
Hong Kong And China Gas Company Limited -The-	76	65
Hong Kong Exchanges and Clearing Limited	7	327
Jardine Matheson Holdings Limited	1	42
Link Real Estate Investment Trust	18	82
MTR Corporation Limited	11	36
Power Assets Holdings Limited	10	57
Sino Land Company Limited	12	12
Sun Hung Kai Properties Limited	13	119
Swire Pacific Limited - Class A	2	19
Swire Pacific Limited - Class B	10	14
Swire Properties Limited	8	18
Techtronic Industries Company Limited	10	114
WH Group Limited (d)	52	48
Wharf (Holdings) Limited, The (c)	4	10
Wharf Real Estate Investment Company Limited	11	27
		1,871
Singapore 0.4%
Capitaland Ascendas REIT	23	45
Capitaland Group Pte. Ltd.	26	41
Capitaland Investment Limited	17	34
DBS Group Holdings Ltd	13	453
Genting Singapore Limited	41	23
Jardine Cycle & Carriage Limited	—	2
Keppel Ltd.	9	46
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c) (d)	13	12
Oversea-Chinese Banking Corporation Limited	21	263
Singapore Airlines Limited (c)	9	44
Singapore Exchange Limited	6	60
Singapore Technologies Engineering Ltd	10	52
Singapore Telecommunications Limited	48	123
United Overseas Bank Limited	9	243
Wilmar International Limited	14	35
		1,476
Belgium 0.3%
Ackermans	—	33
Ageas SA/NV	1	61
Anheuser-Busch InBev	6	374
argenx SE (a)	—	218
Azelis Group	1	13
Colruyt Group	—	6
D'Ieteren Group	—	24
Elia Group (c)	—	16
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	39
KBC Groep	2	156
Lotus Bakeries	—	18
Sofina	—	25
Syensqo	—	29
UCB	1	133
Warehouses De Pauw	1	23
		1,168
Finland 0.3%
Elisa Oyj	1	47
Fortum Oyj (c)	3	47
Kesko Oyj - Class A	1	13
Kesko Oyj - Class B	2	38
Kone Corporation - Class B	2	119
Metso Oyj (c)	4	47
Neste Oyj	3	27
Nokia Oyj	34	177
Nordea Bank Abp	20	252
Orion Oyj - Class A	—	12
Orion Oyj - Class B	1	40
Sampo Oyj - Class A	15	144
Stora Enso Oyj - Class R	4	38
UPM-Kymmene Oyj (c)	3	81
Wartsila Oyj Abp	3	54
		1,136
Ireland 0.2%
CRH Public Limited Company	4	380
DCC Public Limited Company	1	45
Kerry Group Public Limited Company - Class A	1	100
Kingspan Group Public Limited Company	1	81
Smurfit Westrock Public Limited Company	3	140
		746
Norway 0.2%
Aker BP ASA	1	34
DNB Bank ASA	5	126
Equinor ASA	5	128
Gjensidige Forsikring ASA	1	32
Kongsberg Gruppen ASA	1	79
Mowi ASA	3	48
Norsk Hydro ASA	9	52
Orkla ASA	6	61
SalMar ASA	—	18
Schibsted ASA - Class A	—	12
Schibsted ASA - Class B	—	5
Storebrand ASA	3	40
Telenor ASA	5	65
Var Energi ASA	4	13
Yara International ASA	1	32
		745
Argentina 0.1%
MercadoLibre, Inc. (a)	—	601
Israel 0.1%
Azrieli Group Ltd.	—	17
Bank Hapoalim B.M.	9	115
Bank Leumi Le-Israel B.M.	10	133
Elbit Systems Ltd.	—	45
ICL Group Ltd	5	30
Israel Discount Bank Limited	7	50
Mizrahi Tefahot Bank Ltd	1	42
Nice Ltd (a)	—	60
Teva Pharmaceutical Industries Ltd (a)	7	105
		597
Poland 0.1%
Allegro.eu (a) (d)	4	34
Bank Polska Kasa Opieki - Spolka Akcyjna	1	54
Dino Polska Spolka Akcyjna (a) (d)	—	36
ING Bank Slaski Spolka Akcyjna	—	18
KGHM Polska Miedz Spolka Akcyjna	1	26
LPP Spolka Akcyjna	—	37
Orlen S A	4	70
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	107
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	53
Santander Bank Polska Spolka Akcyjna (f)	—	31
		466

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Austria 0.1%
Andritz AG (c)	—	27
BAWAG Group AG (c) (d)	—	49
Erste Group Bank AG	2	142
OMV Aktiengesellschaft	1	50
Raiffeisen Bank International AG	1	23
Telekom Austria Aktiengesellschaft	1	9
Verbund AG	—	29
		329
Portugal 0.0%
EDP Renovaveis, S.A.	2	14
EDP, S.A. (c)	20	66
Galp Energia, SGPS, S.A. - Class B	3	48
Jeronimo Martins, SGPS, S.A.	2	39
		167
South Korea 0.0%
Coupang, Inc. - Class A (a)	7	163
New Zealand 0.0%
Auckland International Airport Limited	9	41
Fisher & Paykel Healthcare Corporation Limited	4	67
Mercury NZ Limited	4	14
Meridian Energy Limited	9	30
		152
Luxembourg 0.0%
ArcelorMittal	3	75
Tenaris S.A.	2	47
		122
Macau 0.0%
Galaxy Entertainment Group Limited	14	55
Sands China Ltd.	16	32
		87
Jersey 0.0%
Aptiv PLC (a)	1	85
China 0.0%
WuXi Biologics (Cayman) Inc. (a) (d)	24	82
Mexico 0.0%
Fresnillo PLC	1	13
Southern Copper Corporation	1	58
		71
Zambia 0.0%
First Quantum Minerals Ltd (a)	4	51
Chile 0.0%
Antofagasta PLC	2	42
Democratic Republic of the Congo 0.0%
Ivanhoe Mines Ltd - Class A (a) (c)	4	37
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	3	—
Total Common Stocks (cost $238,709)		424,906
PREFERRED STOCKS 0.4%
Switzerland 0.4%
Chocoladefabriken Lindt & Sprungli AG	—	95
Roche Holding AG	4	1,440
Schindler Holding AG	—	86
		1,621
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	27
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	35
Henkel AG & Co. KGaA (f) (g)	1	86
Sartorius Aktiengesellschaft	—	39
Volkswagen Aktiengesellschaft (g)	1	128
		315
Italy 0.0%
Telecom Italia S.p.A.	27	11
Total Preferred Stocks (cost $1,757)		1,947
RIGHTS 0.0%
Belgium 0.0%
Elia Group (a) (c)	—	1
Total Rights (cost $0)		1
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.20% (b) (h)	4,353	4,353
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.30% (b) (h)	2,055	2,055
Total Short Term Investments (cost $6,408)		6,408
Total Investments 100.2% (cost $246,874)		433,262
Other Derivative Instruments (0.0)%		(11)
Other Assets and Liabilities, Net (0.2)%		(982)
Total Net Assets 100.0%		432,269
(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	369	—	14	2	5	28	388	0.1
JNL Government Money Market Fund, 4.20% - Class I	2,415	14,189	12,251	28	—	—	4,353	1.0
JNL Government Money Market Fund, 4.30% - Class SL	872	4,182	2,999	5	—	—	2,055	0.5
	3,656	18,371	15,264	35	5	28	6,796	1.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/29/19	340	290	0.1
AENA, S.M.E., S.A.	09/22/17	88	112	—
Allegro.eu	06/18/21	54	34	—
Amadeus IT Holding, S.A.	09/22/17	182	213	0.1
Amundi	11/30/17	38	34	—
BAWAG Group AG	04/23/21	24	49	—
Budweiser Brewing Company APAC Limited	10/15/19	48	15	—
Cellnex Telecom, S.A.	05/28/19	154	126	0.1
Convatec Group PLC	04/23/21	31	36	—
Covestro AG	03/21/25	68	68	—
Dino Polska Spolka Akcyjna	06/18/21	22	36	—
Emera Incorporated	09/22/17	70	72	—
EQT AB	05/29/20	120	133	0.1
Evolution AB (publ)	05/29/20	96	93	—
Evraz PLC	11/29/18	25	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	05/29/20	24	24	—
Keyera Corp.	09/22/17	54	53	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	12	—
Orsted A/S	09/22/17	71	55	—
Pirelli & C. S.p.A.	04/23/21	4	4	—
Poste Italiane - Societa' Per Azioni	09/22/17	23	56	—
Siemens Healthineers AG	06/18/21	98	93	—
WH Group Limited	09/22/17	43	48	—
WuXi Biologics (Cayman) Inc.	12/17/21	157	82	—
		1,857	1,738	0.4

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	10	June 2025	EUR	539	(9)	(22)
FTSE 100 Index	3	June 2025	GBP	260	(2)	(3)
S&P 500 Index	14	June 2025		3,976	24	(18)
S&P/ASX 200 Index	1	June 2025	AUD	197	(2)	—
S&P/TSX 60 Index	1	June 2025	CAD	297	2	2
TOPIX Index	3	June 2025	JPY	81,935	(17)	(14)
					(4)	(55)

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	06/18/25	AUD	7	5	—
CAD/USD	UBS	06/18/25	CAD	202	141	—
EUR/USD	BMO	06/18/25	EUR	506	549	(4)
JPY/USD	UBS	06/18/25	JPY	36,736	247	(3)
USD/GBP	BMO	06/18/25	GBP	(27)	(35)	—
					907	(7)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	320,960	103,946	—	424,906
Preferred Stocks	—	1,947	—	1,947
Rights	—	1	—	1
Warrants	—	—	—	—
Short Term Investments	6,408	—	—	6,408
	327,368	105,894	—	433,262

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
Open Forward Foreign Currency Contracts	—	—	—	—
	2	—	—	2
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(57)	—	—	(57)
Open Forward Foreign Currency Contracts	—	(7)	—	(7)
	(57)	(7)	—	(64)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.5%
Financials 20.1%
American International Group, Inc.	202	17,538
Assurant, Inc.	97	20,394
Columbia Banking System, Inc.	346	8,637
Corebridge Financial, Inc.	521	16,451
East West Bancorp, Inc.	177	15,904
Equitable Holdings, Inc.	325	16,943
Evercore Inc. - Class A	42	8,419
Everest Group, Ltd.	36	13,100
Fidelity National Information Services, Inc.	238	17,789
Fifth Third Bancorp	257	10,075
Global Payments Inc.	174	16,996
Hanover Insurance Group Inc, The	88	15,311
Hartford Insurance Group, Inc., The	248	30,653
Lincoln National Corporation	328	11,770
M&T Bank Corporation	114	20,384
Northern Trust Corporation	196	19,342
Prosperity Bancshares, Inc.	130	9,289
Raymond James Financial, Inc.	172	23,946
Regions Financial Corporation	693	15,049
SLM Corporation	526	15,454
Synchrony Financial	124	6,555
The Carlyle Group, Inc.	207	9,033
TPG Inc. - Class A	217	10,300
Voya Financial, Inc.	201	13,627
Willis Towers Watson Public Limited Company	68	23,125
		386,084
Industrials 16.5%
AGCO Corporation	141	13,044
Alaska Air Group, Inc. (a)	169	8,294
Allegion Public Limited Company	126	16,398
Builders FirstSource, Inc. (a)	73	9,172
Delta Air Lines, Inc.	290	12,654
Ferguson Enterprises Inc.	61	9,752
GFL Environmental Inc.	327	15,794
Howmet Aerospace Inc.	106	13,726
ITT Inc.	79	10,265
J.B. Hunt Transport Services, Inc.	60	8,856
Jacobs Solutions Inc.	121	14,615
KBR, Inc.	268	13,365
Knight-Swift Transportation Holdings Inc. - Class A	160	6,977
L3Harris Technologies, Inc.	59	12,380
Leidos Holdings, Inc.	101	13,570
Nordson Corporation	48	9,713
Norfolk Southern Corporation	53	12,567
Otis Worldwide Corporation	124	12,746
PACCAR Inc	110	10,742
Pentair Public Limited Company	164	14,307
Quanta Services, Inc.	38	9,765
Regal Rexnord Corporation	97	11,091
StandardAero, Inc. (a)	141	3,756
Stanley Black & Decker, Inc.	150	11,553
TransUnion	175	14,493
Westinghouse Air Brake Technologies Corporation	96	17,394
XPO, Inc. (a)	82	8,843
		315,832
Materials 8.7%
Ashland Inc.	195	11,545
Avery Dennison Corporation	71	12,704
Berry Global Group, Inc.	177	12,321
Corteva, Inc.	323	20,320
Dow Inc.	162	5,659
DuPont de Nemours, Inc.	225	16,778
Eastman Chemical Company	196	17,301
Graphic Packaging Holding Company	774	20,104
International Flavors & Fragrances Inc.	162	12,570
International Paper Company	254	13,556
James Hardie Industries Public Limited Company - ADR (a)	326	7,688
United States Steel Corporation	400	16,909
		167,455
Consumer Discretionary 8.6%
Aptiv PLC (a)	251	14,941
Aramark	476	16,421
Brunswick Corporation	218	11,764
Darden Restaurants, Inc.	52	10,778
Hyatt Hotels Corporation - Class A	86	10,509
International Game Technology PLC	528	8,592
LKQ Corporation	411	17,501
Mattel, Inc. (a)	469	9,104
Mohawk Industries, Inc. (a)	75	8,580
Newell Brands Inc.	1,098	6,810
Ross Stores, Inc.	94	12,021
Skechers U.S.A., Inc. - Class A (a)	238	13,505
Toll Brothers, Inc.	153	16,205
Viking Holdings Ltd (a)	224	8,899
		165,630
Utilities 8.2%
Alliant Energy Corporation	285	18,359
Atmos Energy Corporation	82	12,744
CenterPoint Energy, Inc.	416	15,062
CMS Energy Corporation	267	20,039
Edison International	142	8,396
PG&E Corporation	1,412	24,252
Pinnacle West Capital Corporation	168	16,045
Public Service Enterprise Group Incorporated	252	20,750
Sempra	179	12,771
The AES Corporation	652	8,094
		156,512
Real Estate 7.8%
Brixmor Property Group Inc.	588	15,601
Essex Property Trust, Inc.	51	15,588
Extra Space Storage Inc.	126	18,641
Jones Lang LaSalle Incorporated (a)	52	12,914
Mid-America Apartment Communities, Inc.	93	15,582
Rexford Industrial Realty, Inc.	242	9,483
Sun Communities, Inc.	113	14,595
Ventas, Inc.	203	13,985
VICI Properties Inc.	546	17,799
W.P. Carey Inc.	237	14,979
		149,167
Health Care 7.7%
Agilent Technologies, Inc.	176	20,543
Biogen Inc. (a)	52	7,078
Cencora, Inc.	83	23,040
GE HealthCare Technologies Inc.	115	9,304
Humana Inc.	38	10,050
Icon Public Limited Company (a)	54	9,384
Labcorp Holdings Inc.	51	11,815
Organon & Co.	441	6,564
Revvity, Inc.	81	8,571
Steris Public Limited Company	55	12,560
Teleflex Incorporated	52	7,203
Universal Health Services, Inc. - Class B	66	12,456
Zimmer Biomet Holdings, Inc.	88	10,002
		148,570
Consumer Staples 7.2%
Albertsons Companies, Inc. - Class A	652	14,340
BJ's Wholesale Club Holdings, Inc. (a)	120	13,688
Coca-Cola Europacific Partners PLC	192	16,744
Conagra Brands, Inc.	350	9,325
Ingredion Incorporated	99	13,452
Kenvue Inc.	899	21,570
Lamb Weston Holdings, Inc.	119	6,317
Sysco Corporation	154	11,539
The Hershey Company	63	10,699
US Foods Holding Corp. (a)	304	19,916
		137,590
Energy 6.2%
Diamondback Energy, Inc.	107	17,079
Expand Energy Corporation	173	19,290
Halliburton Company	271	6,867
Permian Resources Corporation - Class A	1,026	14,213
Plains GP Holdings, L.P. - Class A (a)	648	13,843

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Targa Resources Corp.	122	24,429
TechnipFMC PLC	338	10,703
Valero Energy Corporation	100	13,235
		119,659
Information Technology 6.1%
CDW Corp.	84	13,401
Check Point Software Technologies Ltd (a)	64	14,547
Corning Incorporated	312	14,285
Flex Ltd. (a)	486	16,061
NXP Semiconductors N.V.	60	11,308
ON Semiconductor Corporation (a)	182	7,387
Onto Innovation Inc. (a)	46	5,526
Pegasystems Inc.	54	3,737
Skyworks Solutions, Inc.	92	5,927
TE Connectivity Public Limited Company	99	13,935
Zebra Technologies Corporation - Class A (a)	42	11,751
		117,865
Communication Services 1.4%
Electronic Arts Inc.	101	14,650
Omnicom Group Inc.	138	11,445
		26,095
Total Common Stocks (cost $1,571,164)		1,890,459
PREFERRED STOCKS 0.6%
Industrials 0.6%
Boeing Company, The, 6.00%, 10/15/27 (b)	182	10,874
Total Preferred Stocks (cost $9,088)		10,874
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	16,606	16,606
Total Short Term Investments (cost $16,606)		16,606
Total Investments 100.0% (cost $1,596,858)		1,917,939
Other Assets and Liabilities, Net 0.0%		479
Total Net Assets 100.0%		1,918,418

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	26,606	55,858	65,858	243	—	—	16,606	0.9
JNL Government Money Market Fund, 4.30% - Class SL	—	23,269	23,269	6	—	—	—	—
	26,606	79,127	89,127	249	—	—	16,606	0.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,890,459	—	—	1,890,459
Preferred Stocks	10,874	—	—	10,874
Short Term Investments	16,606	—	—	16,606
	1,917,939	—	—	1,917,939

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 95.0%
Financials 87.7%
3I Group PLC	14	682
Alaris Royalty Corp. (a) (b)	—	4
Antin Infrastructure Partners	11	122
Apollo Global Management, Inc.	8	1,051
Ares Management Corporation - Class A	5	696
Blackstone Inc. - Class A	11	1,568
Blue Owl Capital Inc. - Class A	19	374
Bridgepoint Group PLC (b)	48	199
Brookfield Asset Management Ltd. - Class A	17	804
China Merchants China Direct Investments Limited	16	28
Chrysalis Investments Limited (c)	1	2
Compass Diversified Holdings	9	167
Corporacion Financiera Alba, S.A.	1	67
Creades AB (publ) - Class A	2	17
CVC Capital Partners PLC	33	646
Deutsche Beteiligungs AG	2	54
DigitalBridge Group, Inc. - Class A	15	129
Dream Incubator Inc. (a)	1	11
EQT AB (b)	26	788
Eurazeo	2	160
Exor Nederland N.V.	1	76
Fairfax India Holdings Corporation (c) (d)	1	19
GCM Grosvenor Inc. - Class A	—	5
Georgia Capital PLC (c)	6	116
Gimv	3	132
Hamilton Lane Incorporated - Class A	1	222
Integral Corporation (a)	2	37
Intermediate Capital Group PLC	14	354
Investment AB Oresund	2	18
IP Group PLC	69	37
JAFCO Group Co., Ltd. (a)	9	124
Kinnevik AB - Class B (c)	7	46
KKR & Co. Inc. - Class A	14	1,594
Linc AB (c)	2	11
Mivtach Shamir Holdings Ltd	—	2
Molten Ventures PLC (c)	—	2
Mutares SE & Co. KGaA	2	70
ONEX Corporation	4	254
Partners Group Holding AG	—	705
Patria Investments Ltd - Class A	7	81
Polar Capital Holdings PLC	8	43
Ratos AB - Class B (a)	34	110
SBI Holdings, Inc.	9	243
Sofina	—	56
StepStone Group Inc. - Class A	4	214
T. Rowe Price Group, Inc.	7	645
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	4	32
The Carlyle Group, Inc.	10	424
Tikehau Capital	2	51
TPG Inc. - Class A	4	186
Vinci Partners Investimentos Ltda - Class A	4	43
VNV Global AB (publ) (a) (c)	10	16
Wendel	2	201
		13,738
Industrials 5.3%
Ackermans	1	235
Brookfield Business Partners L.P.	3	83
Investment Ab Latour - Class B	7	189
Italmobiliare Societa' Per Azioni O In Forma Abbreviata Italmobiliare Spa (a)	2	61
Japan Investment Adviser Co., Ltd.	5	57
Storskogen Group AB (publ) - Class B	155	202
		827
Health Care 0.9%
MedCap AB (publ) (c)	2	71
Puretech Health PLC (a) (c)	41	76
		147
Communication Services 0.7%
Stagwell, Inc. - Class A (c)	18	107
Consumer Discretionary 0.2%
BEENOS Inc.	1	37
Information Technology 0.2%
Smaregi Inc. (a)	1	25
Total Common Stocks (cost $14,499)		14,881
INVESTMENT COMPANIES 4.9%
3I Infrastructure PLC	27	111
Abrdn Emerging Markets Equity Income Fund, Inc.	9	43
Augmentum Fintech PLC	1	2
Caledonia Investments PLC	1	47
HBM Healthcare Investments AG	—	2
HgCapital Trust PLC	24	159
ICG Enterprise Trust PLC	5	80
NB Private Equity Partners Limited	4	75
Oakley Capital Investments Limited	13	77
Pantheon International PLC	19	76
Princess Private Equity Holding Limited	5	60
RIT Capital Partners PLC	1	14
Syncona Limited	22	24
Total Investment Companies (cost $775)		770
SHORT TERM INVESTMENTS 0.8%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.30% (e) (f)	123	123
Total Short Term Investments (cost $123)		123
Total Investments 100.7% (cost $15,397)		15,774
Other Assets and Liabilities, Net (0.7)%		(102)
Total Net Assets 100.0%		15,672

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Non-income producing security.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $19 and 0.1% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	—	747	747	—	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	64	1,270	1,211	1	—	—	123	0.8
	64	2,017	1,958	1	—	—	123	0.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	11/26/24	4	4	—
Bridgepoint Group PLC	12/27/23	163	199	1.3
EQT AB	11/22/23	748	788	5.0
		915	991	6.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	8,480	5,258	—	13,738
Industrials	83	744	—	827
Health Care	—	147	—	147
Communication Services	107	—	—	107
Consumer Discretionary	—	37	—	37
Information Technology	—	25	—	25
Investment Companies	43	727	—	770
Short Term Investments	123	—	—	123
	8,836	6,938	—	15,774

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 98.9%
Consumer Discretionary 19.5%
Airbnb, Inc. - Class A (a)	7	779
Asbury Automotive Group, Inc. (a)	7	1,552
AutoNation, Inc. (a)	10	1,649
Bath & Body Works, Inc.	24	735
BorgWarner Inc.	56	1,591
Brunswick Corporation	12	659
CarMax, Inc. (a)	22	1,707
Carnival Corporation (a)	76	1,483
Coupang, Inc. - Class A (a)	37	813
DK Crown Holdings Inc. - Class A (a)	43	1,438
Expedia Group, Inc.	10	1,666
Flutter Entertainment Public Limited Company (a)	4	781
Gentex Corporation	30	698
Hasbro, Inc.	28	1,708
Las Vegas Sands Corp.	18	680
Lithia Motors, Inc. - Class A	5	1,500
Mattel, Inc. (a)	40	783
Norwegian Cruise Line Holdings Ltd. (a)	76	1,445
Tapestry, Inc.	15	1,036
Wynn Resorts, Limited	19	1,621
		24,324
Industrials 15.5%
Acuity Brands, Inc.	3	823
Allegion Public Limited Company	13	1,731
Chart Industries, Inc. (a)	10	1,489
CNH Industrial N.V.	143	1,751
Dayforce, Inc. (a)	16	903
Equifax Inc.	3	847
Fortive Corporation	23	1,675
Fortune Brands Innovations, Inc.	12	714
L3Harris Technologies, Inc.	4	849
Lyft, Inc. - Class A (a)	58	692
Masco Corporation	23	1,610
Sensata Technologies Holding PLC	31	748
SS&C Technologies Holdings, Inc.	22	1,833
TransUnion	19	1,567
Vertiv Holdings Co - Class A	10	698
WESCO International, Inc.	10	1,482
		19,412
Health Care 14.4%
Agilent Technologies, Inc.	13	1,570
Align Technology, Inc. (a)	4	608
Baxter International Inc.	24	822
Bio-Rad Laboratories, Inc. - Class A (a)	3	651
Bio-Techne Corporation	25	1,480
Edwards Lifesciences Corporation (a)	24	1,768
GE HealthCare Technologies Inc.	21	1,705
Incyte Corporation (a)	13	766
Labcorp Holdings Inc.	4	935
ResMed Inc.	8	1,692
Revvity, Inc.	15	1,622
Royalty Pharma PLC - Class A	25	782
Steris Public Limited Company	4	1,003
Veeva Systems Inc. - Class A (a)	7	1,716
Zimmer Biomet Holdings, Inc.	8	898
		18,018
Information Technology 12.0%
Atlassian Corporation - Class A (a)	4	774
Cognizant Technology Solutions Corporation - Class A	12	892
Datadog, Inc. - Class A (a)	8	803
Dynatrace, Inc. (a)	17	791
Elastic N.V. (a)	8	746
HubSpot, Inc. (a)	1	772
Littelfuse, Inc.	8	1,522
Monolithic Power Systems, Inc.	3	1,652
Teradyne, Inc.	17	1,416
Vontier Corporation	48	1,587
Workday, Inc. - Class A (a)	3	797
Zebra Technologies Corporation - Class A (a)	3	836
Zoom Communications, Inc. - Class A (a)	22	1,593
Zscaler, Inc. (a)	4	878
		15,059
Financials 10.9%
Capital One Financial Corporation	5	868
Discover Financial Services	5	861
Fidelity National Information Services, Inc.	12	905
Global Payments Inc.	8	766
Jack Henry & Associates, Inc.	5	951
LPL Financial Holdings Inc.	5	1,736
MarketAxess Holdings Inc.	8	1,716
SEI Investments Company	11	868
T. Rowe Price Group, Inc.	9	813
The Carlyle Group, Inc.	36	1,566
The Western Union Company	164	1,738
Truist Financial Corporation	20	824
		13,612
Materials 9.3%
Amcor Pty Ltd	92	890
Ball Corporation	16	845
Corteva, Inc.	30	1,857
Crown Holdings, Inc.	10	933
DuPont de Nemours, Inc.	22	1,658
Eastman Chemical Company	18	1,615
FMC Corporation	17	710
International Flavors & Fragrances Inc.	21	1,615
Sealed Air Corporation	53	1,529
		11,652
Utilities 4.6%
Essential Utilities, Inc.	24	961
Evergy, Inc.	15	1,000
FirstEnergy Corp.	23	942
Portland General Electric Company	40	1,761
WEC Energy Group Inc.	10	1,051
		5,715
Consumer Staples 4.4%
Campbell's Company, The	43	1,732
General Mills, Inc.	14	866
Kenvue Inc.	42	1,003
Kimberly-Clark Corporation	7	1,023
Kraft Heinz Company, The	27	829
		5,453
Communication Services 4.0%
Former Charter Communications Parent, Inc. - Class A (a)	2	870
Omnicom Group Inc.	21	1,703
Pinterest, Inc. - Class A (a)	25	769
The Interpublic Group of Companies, Inc.	63	1,705
		5,047
Energy 2.9%
Devon Energy Corporation	24	888
Hess Corporation	12	1,944
Schlumberger Limited	21	861
		3,693
Real Estate 1.4%
Crown Castle Inc.	9	903
SBA Communications Corporation - Class A	4	839
		1,742
Total Common Stocks (cost $126,691)		123,727
INVESTMENT COMPANIES 0.6%
iShares Core S&P Mid-Cap ETF	13	754
Total Investment Companies (cost $762)		754
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	459	459
Total Short Term Investments (cost $459)		459
Total Investments 99.9% (cost $127,912)		124,940
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.1%		86
Total Net Assets 100.0%		125,027

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	510	5,668	5,719	5	—	—	459	0.4
JNL Government Money Market Fund, 4.30% - Class SL	—	1,069	1,069	1	—	—	—	—
	510	6,737	6,788	6	—	—	459	0.4

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	2	June 2025	590	1	(2)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	123,727	—	—	123,727
Investment Companies	754	—	—	754
Short Term Investments	459	—	—	459
	124,940	—	—	124,940
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.8%
Information Technology 29.2%
Accenture Public Limited Company - Class A	11	3,506
Adobe Inc. (a)	8	3,016
Advanced Micro Devices, Inc. (a)	29	3,006
Akamai Technologies, Inc. (a)	3	216
Applied Materials, Inc.	15	2,115
Cadence Design Systems, Inc. (a)	5	1,253
CDW Corp.	2	386
Cisco Systems, Inc.	72	4,418
Flex Ltd. (a)	7	224
Hewlett Packard Enterprise Company	24	363
HP, Inc.	17	474
International Business Machines Corporation	17	4,154
Jabil Inc.	2	260
Juniper Networks, Inc.	6	209
Keysight Technologies, Inc. (a)	3	469
Lam Research Corporation	23	1,686
Microsoft Corporation	112	42,096
Motorola Solutions, Inc.	3	1,328
NVIDIA Corporation	356	38,576
Oracle Corporation	29	4,086
Palo Alto Networks, Inc. (a)	12	2,017
Qualcomm Incorporated	20	3,070
Salesforce, Inc.	14	3,709
Seagate Technology Holdings Public Limited Company	4	304
Synopsys, Inc. (a)	3	1,201
TE Connectivity Public Limited Company	5	762
Trimble Inc. (a)	4	289
Western Digital Corporation (a)	6	250
Zebra Technologies Corporation - Class A (a)	1	266
		123,709
Financials 17.6%
AFLAC Incorporated	9	986
Allstate Corporation, The	5	983
American Express Company	10	2,677
Ameriprise Financial, Inc.	2	852
AON Public Limited Company - Class A	4	1,559
Arch Capital Group Ltd.	7	647
Ares Management Corporation - Class A	3	495
Arthur J. Gallagher & Co.	4	1,540
Bank of New York Mellon Corporation, The (b)	13	1,079
Berkshire Hathaway Inc. - Class B (a)	31	16,714
BlackRock, Inc.	3	2,487
Brown & Brown, Inc.	4	546
Capital One Financial Corporation	7	1,226
CME Group Inc. - Class A	6	1,721
Discover Financial Services	4	767
Equitable Holdings, Inc.	6	291
FactSet Research Systems Inc.	1	306
Fifth Third Bancorp	12	475
Global Payments Inc.	5	451
Hartford Insurance Group, Inc., The	5	639
Huntington Bancshares Incorporated	26	388
Intercontinental Exchange, Inc.	10	1,780
KeyCorp	18	286
KKR & Co. Inc. - Class A	12	1,386
Marsh & Mclennan Companies, Inc.	9	2,174
MetLife, Inc.	10	844
Moody's Corporation	3	1,314
Morgan Stanley	22	2,622
MSCI Inc. - Class A	1	800
Nasdaq, Inc.	7	530
PayPal Holdings, Inc. (a)	18	1,175
Principal Financial Group, Inc.	4	351
Prudential Financial, Inc.	6	722
Regions Financial Corporation	17	360
Reinsurance Group of America, Incorporated	1	236
S&P Global Inc.	6	2,826
State Street Corporation	5	475
Synchrony Financial	7	368
T. Rowe Price Group, Inc.	4	373
The Carlyle Group, Inc.	4	166
The PNC Financial Services Group, Inc.	7	1,270
The Progressive Corporation	11	2,988
Tradeweb Markets Inc. - Class A	2	315
Travelers Companies, Inc., The	4	1,082
Truist Financial Corporation	23	963
Unum Group	3	240
Visa Inc. - Class A	31	10,899
W. R. Berkley Corporation	6	398
Willis Towers Watson Public Limited Company	2	617
		74,389
Health Care 11.7%
Agilent Technologies, Inc.	5	605
Align Technology, Inc. (a)	1	216
Amgen Inc.	10	3,026
Avantor, Inc. (a)	12	195
Baxter International Inc.	9	312
Biogen Inc. (a)	3	351
BioMarin Pharmaceutical Inc. (a)	3	244
Bio-Techne Corporation	3	161
Bristol-Myers Squibb Company	37	2,242
Cardinal Health, Inc.	4	602
Cencora, Inc.	3	867
Centene Corporation (a)	9	546
Cigna Group, The	5	1,619
Cooper Companies, Inc., The (a)	4	303
CVS Health Corporation	23	1,531
Danaher Corporation	12	2,424
DaVita Inc. (a)	1	127
DexCom, Inc. (a)	7	482
Edwards Lifesciences Corporation (a)	11	771
Elevance Health, Inc.	4	1,820
Exact Sciences Corporation (a)	3	148
GE HealthCare Technologies Inc.	7	570
Gilead Sciences, Inc.	22	2,523
Hologic, Inc. (a)	4	251
Humana Inc.	2	573
IDEXX Laboratories, Inc. (a)	1	629
Insulet Corporation (a)	1	327
Intuitive Surgical, Inc. (a)	6	3,171
IQVIA Holdings Inc (a)	3	530
Labcorp Holdings Inc.	2	363
McKesson Corporation	2	1,540
Medtronic, Inc.	23	2,082
Merck & Co., Inc.	46	4,096
Mettler-Toledo International Inc. (a)	—	456
Moderna, Inc. (a)	6	169
Neurocrine Biosciences, Inc. (a)	1	91
Pfizer Inc.	102	2,595
Quest Diagnostics Incorporated	2	334
Regeneron Pharmaceuticals, Inc.	2	1,205
ResMed Inc.	3	593
Revvity, Inc.	2	239
Thermo Fisher Scientific Inc.	7	3,419
United Therapeutics Corporation (a)	1	215
Veeva Systems Inc. - Class A (a)	3	619
Vertex Pharmaceuticals Incorporated (a)	5	2,255
Waters Corporation (a)	1	387
West Pharmaceutical Services, Inc.	1	291
Zoetis Inc. - Class A	8	1,337
		49,452
Consumer Discretionary 10.1%
Airbnb, Inc. - Class A (a)	7	894
Aptiv PLC (a)	4	255
AutoZone, Inc. (a)	—	1,163
Best Buy Co., Inc.	4	259
Booking Holdings Inc.	1	2,737
Burlington Stores, Inc. (a)	1	268
CarMax, Inc. (a)	3	224
Carnival Corporation (a)	18	359
Carvana Co. - Class A (a)	2	452
Chipotle Mexican Grill, Inc. (a)	24	1,222
D.R. Horton, Inc.	5	665

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Darden Restaurants, Inc.	2	442
Deckers Outdoor Corporation (a)	3	305
Dick's Sporting Goods, Inc.	1	207
DoorDash, Inc. - Class A (a)	6	1,172
eBay Inc.	9	584
Expedia Group, Inc.	2	373
Floor & Decor Holdings, Inc. - Class A (a)	2	160
Flutter Entertainment Public Limited Company (a)	3	641
Genuine Parts Company	3	302
Hilton Worldwide Holdings Inc.	4	988
Home Depot, Inc., The	18	6,557
Las Vegas Sands Corp.	7	271
Lennar Corporation - Class A	4	476
Lennar Corporation - Class B	—	21
Lowe`s Companies, Inc.	10	2,360
Lululemon Athletica Inc. (a)	2	552
Marriott International, Inc. - Class A	4	970
McDonald's Corporation	13	4,045
MercadoLibre, Inc. (a)	1	1,719
NIKE, Inc. - Class B	21	1,331
NVR, Inc. (a)	—	348
O'Reilly Automotive, Inc. (a)	1	1,483
Pool Corporation	1	219
PulteGroup, Inc.	4	374
Ross Stores, Inc.	6	751
Royal Caribbean Cruises Ltd.	4	909
Service Corporation International	3	214
Starbucks Corporation	20	2,011
TJX Companies, Inc., The	20	2,466
Tractor Supply Company	10	535
Ulta Beauty, Inc. (a)	1	308
Williams-Sonoma, Inc.	2	350
Yum! Brands, Inc.	5	789
		42,731
Industrials 7.9%
Allegion Public Limited Company	2	202
AMETEK, Inc.	4	711
Booz Allen Hamilton Holding Corporation - Class A	2	246
Carlisle Companies Incorporated	1	287
Carrier Global Corporation	15	922
Cintas Corporation	6	1,280
CNH Industrial N.V.	16	202
Copart, Inc. (a)	16	895
CSX Corporation	35	1,019
Cummins Inc.	2	769
Deere & Company	4	2,115
Delta Air Lines, Inc.	12	507
Eaton Corporation Public Limited Company	7	1,941
Emerson Electric Co.	10	1,123
Equifax Inc.	2	546
Expeditors International of Washington, Inc. - Class A	2	299
Fastenal Company	10	792
FedEx Corporation	4	981
Hubbell Incorporated	1	323
Illinois Tool Works Inc.	5	1,315
Ingersoll Rand Inc.	7	577
J.B. Hunt Transport Services, Inc.	1	220
Johnson Controls International Public Limited Company	12	949
Lennox International Inc.	1	320
Masco Corporation	4	282
Norfolk Southern Corporation	4	973
Nvent Electric Public Limited Company	3	162
Old Dominion Freight Line, Inc.	3	553
Otis Worldwide Corporation	7	758
Owens Corning	2	220
Pentair Public Limited Company	3	260
Regal Rexnord Corporation	1	142
Republic Services, Inc.	4	902
Rockwell Automation, Inc.	2	537
Rollins, Inc.	5	290
Saia, Inc. (a)	—	172
Tetra Tech, Inc.	5	143
Trane Technologies Public Limited Company	4	1,369
TransUnion	3	285
U-Haul Holding Company (a)	—	8
Union Pacific Corporation	11	2,572
United Parcel Service, Inc. - Class B	13	1,445
United Rentals, Inc.	1	739
Verisk Analytics, Inc.	3	758
Waste Management, Inc.	7	1,532
Watsco, Inc. (c)	1	324
Xylem Inc.	4	521
		33,488
Communication Services 6.4%
AT&T Inc.	130	3,666
Comcast Corporation - Class A	68	2,514
Electronic Arts Inc.	4	615
Former Charter Communications Parent, Inc. - Class A (a) (c)	2	650
Fox Corporation - Class A	4	224
Fox Corporation - Class B	2	131
Liberty Media Corporation - Series A (a)	—	29
Liberty Media Corporation - Series C (a)	4	343
Live Nation Entertainment, Inc. (a)	3	351
Netflix, Inc. (a)	8	7,189
News Corporation - Class A	7	188
News Corporation - Class B	2	51
Omnicom Group Inc.	4	296
Pinterest, Inc. - Class A (a)	11	335
Roblox Corporation - Class A (a)	10	569
Snap Inc. - Class A (a)	20	170
Take-Two Interactive Software, Inc. (a)	3	608
T-Mobile US, Inc.	8	2,228
Verizon Communications Inc.	76	3,432
Walt Disney Company, The	33	3,224
Warner Bros. Discovery, Inc. - Series A (a)	40	428
		27,241
Consumer Staples 4.9%
Brown-Forman Corporation - Class A	1	33
Brown-Forman Corporation - Class B	5	183
Campbell's Company, The	4	141
Church & Dwight Co., Inc.	4	486
Colgate-Palmolive Company	15	1,392
Constellation Brands, Inc. - Class A	3	515
Dollar General Corporation	4	346
Dollar Tree, Inc. (a)	4	286
General Mills, Inc.	10	594
Kenvue Inc.	31	742
Kroger Co., The	12	824
Mondelez International, Inc. - Class A	24	1,641
PepsiCo, Inc.	25	3,725
Performance Food Group Company (a)	3	223
Sysco Corporation	9	654
Target Corporation	8	862
The Clorox Company	2	328
The Hershey Company	3	457
US Foods Holding Corp. (a)	4	271
Walmart Inc.	78	6,855
		20,558
Real Estate 4.6%
Alexandria Real Estate Equities, Inc.	3	257
American Homes 4 Rent - Class A	6	218
American Tower Corporation	8	1,830
AvalonBay Communities, Inc.	3	545
BXP, Inc.	3	185
Camden Property Trust	2	230
CBRE Group, Inc. - Class A (a)	5	722
CoStar Group, Inc. (a)	7	592
Crown Castle Inc.	8	812
Digital Realty Trust, Inc.	6	864
Equinix, Inc.	2	1,417
Equity Lifestyle Properties, Inc.	3	214
Equity Residential	6	437
Essex Property Trust, Inc.	1	359
Extra Space Storage Inc.	4	566
Gaming and Leisure Properties, Inc.	5	239
Host Hotels & Resorts, Inc.	13	184

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Invitation Homes Inc.	10	367
Iron Mountain Incorporated	5	453
Jones Lang LaSalle Incorporated (a)	1	214
Kimco Realty OP, LLC	12	255
Mid-America Apartment Communities, Inc.	2	358
ProLogis Inc.	17	1,864
Public Storage Operating Company	3	856
Realty Income Corporation	16	911
Regency Centers Corporation	3	218
SBA Communications Corporation - Class A	2	425
Simon Property Group, Inc.	6	926
Sun Communities, Inc.	2	287
UDR, Inc.	5	240
Ventas, Inc.	8	537
VICI Properties Inc.	19	625
W.P. Carey Inc.	4	247
Welltower Inc.	3	455
Weyerhaeuser Company	13	390
Zillow Group, Inc. - Class A (a)	1	63
Zillow Group, Inc. - Class C (a)	3	194
		19,556
Materials 2.8%
Air Products and Chemicals, Inc.	4	1,191
Albemarle Corporation	2	150
Amcor Pty Ltd	26	249
Avery Dennison Corporation	1	254
Ball Corporation	5	283
CRH Public Limited Company	12	1,074
Dow Inc.	13	443
Eastman Chemical Company	2	182
Ecolab Inc.	5	1,167
International Flavors & Fragrances Inc.	5	351
Linde Public Limited Company	9	3,985
LyondellBasell Industries N.V. - Class A	5	325
Newmont Corporation	21	996
Packaging Corporation of America	2	320
PPG Industries, Inc.	4	472
Reliance, Inc.	1	285
		11,727
Energy 2.6%
Baker Hughes Company - Class A	18	783
Cheniere Energy, Inc.	4	939
Halliburton Company	16	407
Hess Corporation	5	795
Kinder Morgan, Inc.	36	1,019
Marathon Petroleum Corporation	6	845
ONEOK, Inc.	11	1,096
Phillips 66	7	912
Schlumberger Limited	26	1,072
Targa Resources Corp.	4	775
Texas Pacific Land Corporation	—	460
Valero Energy Corporation	6	754
Williams Companies, Inc., The	22	1,305
		11,162
Utilities 2.0%
Alliant Energy Corporation	5	299
American Water Works Company, Inc.	4	522
CMS Energy Corporation	5	408
Consolidated Edison, Inc.	6	691
Eversource Energy	7	409
Exelon Corporation	18	832
NextEra Energy, Inc.	37	2,612
NiSource Inc.	8	333
Public Service Enterprise Group Incorporated	9	732
Sempra	11	811
XCEL Energy Inc.	10	739
		8,388
Total Common Stocks (cost $373,465)		422,401
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (b) (d)	937	937
Total Short Term Investments (cost $937)		937
Total Investments 100.0% (cost $374,402)		423,338
Other Derivative Instruments 0.0%		8
Other Assets and Liabilities, Net 0.0%		85
Total Net Assets 100.0%		423,431

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	1,101	13	134	7	62	37	1,079	0.3
JNL Government Money Market Fund, 4.20% - Class I	1,166	17,454	17,683	7	—	—	937	0.2
JNL Government Money Market Fund, 4.30% - Class SL	270	1,401	1,671	2	—	—	—	—
	2,537	18,868	19,488	16	62	37	2,016	0.5

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	June 2025	1,422	8	(8)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	422,401	—	—	422,401
Short Term Investments	937	—	—	937
	423,338	—	—	423,338
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8)	—	—	(8)
	(8)	—	—	(8)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.8%
Health Care 25.9%
Agilent Technologies, Inc.	199	23,325
Amgen Inc.	50	15,683
Bio-Rad Laboratories, Inc. - Class A (a)	39	9,607
Bristol-Myers Squibb Company	245	14,933
Danaher Corporation	118	24,121
GE HealthCare Technologies Inc.	314	25,319
Gilead Sciences, Inc.	147	16,422
Merck & Co., Inc.	137	12,316
Pfizer Inc.	1,019	25,822
Thermo Fisher Scientific Inc.	25	12,597
Veeva Systems Inc. - Class A (a)	110	25,496
West Pharmaceutical Services, Inc.	99	22,082
Zimmer Biomet Holdings, Inc.	248	28,123
		255,846
Information Technology 22.3%
Adobe Inc. (a)	52	20,087
Applied Materials, Inc.	83	12,010
Autodesk, Inc. (a)	49	12,823
Cadence Design Systems, Inc. (a)	52	13,115
Lam Research Corporation	161	11,709
Manhattan Associates, Inc. (a)	74	12,808
Microchip Technology Incorporated	458	22,189
Microsoft Corporation	32	12,082
Monolithic Power Systems, Inc.	42	24,509
NXP Semiconductors N.V.	122	23,204
Oracle Corporation	82	11,429
Salesforce, Inc.	43	11,633
Synopsys, Inc. (a)	29	12,233
Teradyne, Inc.	255	21,050
		220,881
Industrials 18.0%
Allegion Public Limited Company	197	25,717
Boeing Company, The (a)	156	26,666
Equifax Inc.	51	12,506
Huntington Ingalls Industries, Inc.	136	27,742
IDEX Corporation	68	12,273
Masco Corporation	171	11,863
Northrop Grumman Corporation	30	15,100
TransUnion	281	23,296
United Parcel Service, Inc. - Class B	212	23,370
		178,533
Consumer Staples 14.1%
Altria Group, Inc.	248	14,888
Brown-Forman Corporation - Class B	677	22,963
Campbell's Company, The (b)	645	25,733
Constellation Brands, Inc. - Class A	124	22,711
Estee Lauder Companies Inc., The - Class A	359	23,705
Kenvue Inc.	618	14,820
Mondelez International, Inc. - Class A (b)	223	15,138
		139,958
Financials 6.3%
Charles Schwab Corporation, The	166	13,011
MarketAxess Holdings Inc.	118	25,471
U.S. Bancorp	558	23,559
		62,041
Materials 5.2%
Corteva, Inc.	438	27,589
International Flavors & Fragrances Inc.	309	24,001
		51,590
Communication Services 4.6%
Alphabet Inc. - Class A	142	21,893
Walt Disney Company, The	242	23,842
		45,735
Consumer Discretionary 3.4%
Amazon.com, Inc. (a)	62	11,800
NIKE, Inc. - Class B	340	21,588
		33,388
Total Common Stocks (cost $1,024,127)		987,972
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	4,168	4,168
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	1,864	1,864
Total Short Term Investments (cost $6,032)		6,032
Total Investments 100.4% (cost $1,030,159)		994,004
Other Derivative Instruments 0.0%		32
Other Assets and Liabilities, Net (0.4)%		(4,412)
Total Net Assets 100.0%		989,624

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	5,062	50,305	53,503	40	—	—	1,864	0.2
JNL Government Money Market Fund, 4.30% - Class SL	—	15,889	11,721	—	—	—	4,168	0.4
	5,062	66,194	65,224	40	—	—	6,032	0.6

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	22	June 2025	6,297	32	(79)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	987,972	—	—	987,972
Short Term Investments	6,032	—	—	6,032
	994,004	—	—	994,004
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(79)	—	—	(79)
	(79)	—	—	(79)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 60.9%
Financials 32.9%
AIG Global Funding
5.66%, 09/25/26 (a) (b)	385	388
American Express Company
5.34%, (SOFR + 1.00%), 02/16/28 (a)	655	662
Athene Global Funding
5.18%, 01/07/27 (a) (b)	405	407
Bank of America Corporation
5.68%, (SOFR + 1.33%), 04/02/26 (a)	290	290
1.20%, 10/24/26	410	402
5.67%, (SOFR + 1.35%), 09/15/27 (a)	180	182
Capital One Financial Corporation
4.99%, 07/24/26	670	670
Caterpillar Financial Services Corporation
4.86%, (SOFR + 0.52%), 05/14/27 (a)	860	863
Citigroup Inc.
5.05%, (SOFR + 0.71%), 11/19/27 (a)	870	872
Fifth Third Bank, National Association
5.16%, (SOFR + 0.81%), 01/28/28 (a)	380	381
Goldman Sachs Bank USA
5.09%, (SOFR + 0.75%), 05/21/27 (a)	950	953
John Deere Capital Corporation
4.78%, (SOFR + 0.44%), 03/06/26 (a)	635	636
4.93%, (SOFR + 0.60%), 06/11/27 (a)	150	151
JPMorgan Chase & Co.
5.24%, (SOFR + 0.89%), 04/22/27 (a)	100	100
5.09%, 09/22/27 (a)	530	531
5.55%, (SOFR + 1.20%), 01/23/28 (a)	315	318
Marsh & Mclennan Companies, Inc.
5.05%, 11/08/27 (a)	315	316
MasterCard Incorporated
4.78%, 03/15/28 (a)	155	155
Morgan Stanley Bank, National Association
5.04%, (SOFR + 0.69%), 10/15/27 (a)	865	866
New York Life Global Funding
4.93%, 08/28/26 (a) (b)	400	401
4.77%, 02/05/27 (a) (b)	340	340
Nordea Bank Abp
5.06%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	268
PayPal Holdings, Inc.
5.00%, 03/06/28 (a)	300	300
PepsiCo Singapore Financing I Pte. Ltd.
4.90%, 02/16/27 (a)	225	226
State Street Corporation
5.19%, (SOFR + 0.84%), 08/03/26 (a)	115	116
4.99%, (SOFR + 0.64%), 10/22/27 (a)	460	461
U.S. Bank National Association
5.04%, (SOFR + 0.69%), 10/22/27 (a) (c)	655	655
UBS Group AG
2.19%, 06/05/26 (b) (d)	475	473
1.31%, 02/02/27 (b) (d)	205	200
Wells Fargo & Company
5.13%, (SOFR + 0.78%), 01/24/28 (a)	360	361
Wells Fargo Bank, National Association
5.39%, (SOFR + 1.07%), 12/11/26 (a)	480	485
		13,429
Health Care 6.9%
Amgen Inc.
5.51%, 03/02/26	330	330
Bristol-Myers Squibb Company
4.83%, 02/20/26 (a)	419	420
CVS Health Corporation
3.88%, 07/20/25	310	309
5.00%, 02/20/26	170	171
GlaxoSmithKline Capital PLC
4.82%, 03/12/27 (a)	445	446
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	515	515
UnitedHealth Group Incorporated
4.85%, 07/15/26 (a)	633	636
		2,827
Communication Services 4.2%
AT&T Inc.
1.70%, 03/25/26	860	836
TCI Communications, Inc.
7.88%, 02/15/26	325	334
T-Mobile USA, Inc.
3.50%, 04/15/25	345	345
2.25%, 02/15/26	65	64
Verizon Communications Inc.
1.45%, 03/20/26	130	126
		1,705
Utilities 4.0%
Consolidated Edison Company of New York, Inc.
4.86%, 11/18/27 (a)	220	220
Georgia Power Company
5.10%, 05/08/25 (a)	487	487
4.62%, 09/15/26 (a)	360	360
NextEra Energy Capital Holdings, Inc.
5.11%, 01/29/26 (a)	384	385
5.15%, 02/04/28 (a)	180	181
		1,633
Information Technology 3.7%
Broadcom Inc.
3.15%, 11/15/25	420	416
Intel Corporation
4.88%, 02/10/26	495	496
Oracle Corporation
2.50%, 04/01/25	375	375
1.65%, 03/25/26	225	219
		1,506
Energy 2.7%
Chevron U.S.A. Inc.
4.70%, 02/26/27 (a)	470	470
Enbridge Energy Partners, L.P.
5.88%, 10/15/25	185	186
Enterprise Products Operating LLC
3.70%, 02/15/26	440	438
		1,094
Real Estate 2.2%
Simon Property Group, L.P.
3.50%, 09/01/25	890	887
Industrials 2.1%
General Electric Company
4.94%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (e)	443	444
RTX Corporation
3.95%, 08/16/25	406	405
		849
Consumer Discretionary 1.3%
Lowe`s Companies, Inc.
4.00%, 04/15/25	530	530
Consumer Staples 0.9%
PepsiCo, Inc.
4.74%, (SOFR + 0.40%), 02/13/26 (a)	384	385
Total Corporate Bonds And Notes (cost $24,811)		24,845
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.8%
Ally Auto Receivables Trust 2024-2
Series 2024-A2-2, 4.46%, 07/15/27	82	82
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	116	117
Auxilior Term Funding 2024-1, LLC
Series 2024-A2-1A, 5.84%, 03/15/27	80	80
BMW Vehicle Lease Trust 2024-2
Series 2024-A2A-2, 4.29%, 06/25/26	197	197
BofA Auto Trust 2024-1
Series 2024-A2-1A, 5.57%, 12/15/26	167	167
CarMax Auto Owner Trust 2024-1
Series 2024-A2A-1, 5.30%, 11/17/25	87	87
CarMax Auto Owner Trust 2024-4
Series 2024-A2A-4, 4.67%, 12/15/27	119	119
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	68	69

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Citizens Auto Receivables Trust 2024-2
Series 2024-A2A-2, 5.54%, 09/15/25	188	188
CNH Equipment Trust 2024-A
Series 2024-A2B-B, 4.75%, (SOFR 30-Day Average + 0.40%), 03/16/26 (a)	85	85
CNH Equipment Trust 2025-A
Series 2025-A2A-A, 4.30%, 08/15/28	214	214
Daimler Trucks Retail Trust 2024-1
Series 2024-A2-1, 5.60%, 04/15/26	127	127
Dell Equipment Finance Trust 2024-1
Series 2024-A2-1, 5.58%, 11/24/25	146	147
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	73	73
DLLAA 2025-1 LLC
Series 2025-A2-1A, 4.70%, 10/20/27	58	58
DLLST 2024-1 LLC
Series 2024-A2-1A, 5.33%, 07/20/25	45	45
Ford Credit Auto Lease Trust 2025-A
Series 2025-A2A-A, 4.57%, 08/15/27	230	231
Ford Credit Auto Owner Trust 2024-B
Series 2024-A2A-B, 5.40%, 02/15/26	188	188
Ford Credit Auto Owner Trust 2025-A
Series 2025-A2A-A, 4.47%, 11/15/26	337	337
GECU Auto Receivables Trust 2023-1
Series 2023-A2-1A, 5.95%, 03/15/27	80	80
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A2A-3, 4.29%, 04/20/26	203	203
GM Financial Consumer Automobile Receivables Trust 2024-3
Series 2024-A2A-3, 5.35%, 02/16/26	432	433
Harley-Davidson Motorcycle Trust 2024-A
Series 2024-A2-A, 5.65%, 11/17/25	385	386
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	171	171
Hyundai Auto Receivables Trust 2024-A
Series 2024-A2A-A, 5.29%, 04/15/27	263	264
Hyundai Auto Receivables Trust 2024-B
Series 2024-A2A-B, 5.15%, 06/15/27	65	65
Hyundai Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.33%, 09/15/26	168	168
John Deere Owner Trust 2024-B
Series 2024-A2A-B, 5.42%, 05/17/27	178	179
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A2A-1A, 4.63%, 05/15/28	100	100
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-A2A-1A, 4.45%, 07/22/26	263	263
Porsche Innovative Lease Owner Trust 2024-2
Series 2024-A2A-2A, 4.47%, 01/20/26	248	248
SBNA Auto Lease Trust 2024-A
Series 2024-A2-A, 5.45%, 05/20/25	67	67
SBNA Auto Lease Trust 2025-A
Series 2025-A2-A, 4.68%, 04/20/27	143	143
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	277	278
Toyota Auto Receivables 2025-A Owner Trust
Series 2025-A2A-A, 4.48%, 11/15/27	326	326
Toyota Lease Owner Trust 2025-A
Series 2025-A2A-A, 4.58%, 12/21/26	285	286
Verizon Master Trust
Series 2024-A1B-4, 4.89%, (SOFR 30-Day Average + 0.55%), 06/20/26 (a)	50	50
Series 2024-A1B-3, REMIC, 4.93%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	308
Volkswagen Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.40%, 01/20/26	85	85
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A2A-1, 4.51%, 10/20/26	310	310
World Omni Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.49%, 11/16/26	163	163
World Omni Automobile Lease Securitization Trust 2025-A
Series 2025-A2A-A, 4.35%, 02/16/27	65	65
Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,241)		7,252
SHORT TERM INVESTMENTS 14.4%
Investment Companies 14.4%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	5,893	5,893
Total Short Term Investments (cost $5,893)		5,893
Total Investments 93.1% (cost $37,945)		37,990
Other Derivative Instruments 0.2%		82
Other Assets and Liabilities, Net 6.7%		2,748
Total Net Assets 100.0%		40,820

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $2,477 and 6.1% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	5,510	12,462	12,079	66	—	—	5,893	14.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Neuberger Berman Commodity Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 5.04%, 10/22/27	10/17/24	655	655	1.6

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	28	July 2025	1,761	23	15
Brent Crude	46	May 2025	3,385	84	18
Cattle Feeder	7	May 2025	940	(2)	56
Cocoa	13	May 2025	1,205	(17)	(177)
Coffee C	11	May 2025	1,541	(1)	25
Copper	22	July 2025	2,392	2	402
Corn	75	July 2025	1,882	12	(145)
Cotton No. 2	13	July 2025	440	(1)	2
Crude Oil, WTI	40	September 2025	2,616	69	144
Gasoline, RBOB	13	May 2025	1,247	30	4
Gold, 100 Oz.	26	June 2025	7,710	87	481
KC HRW Wheat	18	September 2025	556	4	(30)
Lead	7	July 2025	351	2	1
Lean Hogs	13	June 2025	488	(2)	8
Live Cattle	23	July 2025	1,736	(11)	138
Low Sulfur Gasoil	20	May 2025	1,384	(159)	(20)
Natural Gas	57	September 2025	2,069	48	498
New York Harbor ULSD	14	September 2025	1,338	23	(10)
Nickel	9	July 2025	866	(5)	(5)
Palladium	2	June 2025	200	(5)	—
Platinum	5	July 2025	250	7	7
Silver	10	May 2025	1,614	(14)	116
Soybean	26	November 2025	1,372	(13)	(47)
Soybean Meal	22	July 2025	700	(3)	(41)
Soybean Oil	46	July 2025	1,302	(9)	(49)
Sugar No. 11	60	September 2025	1,180	(7)	73
Wheat	19	September 2025	539	8	(1)
Zinc	11	July 2025	856	(159)	(71)
				(9)	1,392

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	24,845	—	24,845
Non-U.S. Government Agency Asset-Backed Securities	—	7,252	—	7,252
Short Term Investments	5,893	—	—	5,893
	5,893	32,097	—	37,990
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,988	—	—	1,988
	1,988	—	—	1,988
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(596)	—	—	(596)
	(596)	—	—	(596)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 60.4%
Financials 34.5%
AIG Global Funding
5.66%, 09/25/26 (a) (b)	580	585
American Express Company
5.34%, (SOFR + 1.00%), 02/16/28 (a)	420	425
Athene Global Funding
5.18%, 01/07/27 (a) (b)	590	593
Bank of America Corporation
1.20%, 10/24/26	780	765
5.67%, (SOFR + 1.35%), 09/15/27 (a)	800	809
Capital One Financial Corporation
4.99%, 07/24/26	1,140	1,140
Caterpillar Financial Services Corporation
4.86%, (SOFR + 0.52%), 05/14/27 (a)	950	953
Citigroup Inc.
5.05%, (SOFR + 0.71%), 11/19/27 (a)	1,705	1,709
Fifth Third Bank, National Association
5.16%, (SOFR + 0.81%), 01/28/28 (a)	550	552
Goldman Sachs Bank USA
5.09%, (SOFR + 0.75%), 05/21/27 (a)	1,410	1,414
John Deere Capital Corporation
4.78%, (SOFR + 0.44%), 03/06/26 (a)	690	691
4.93%, (SOFR + 0.60%), 06/11/27 (a)	230	231
JPMorgan Chase & Co.
5.24%, (SOFR + 0.89%), 04/22/27 (a)	147	148
5.09%, 09/22/27 (a)	785	787
5.55%, (SOFR + 1.20%), 01/23/28 (a)	615	621
Marsh & Mclennan Companies, Inc.
5.05%, 11/08/27 (a)	470	471
MasterCard Incorporated
4.78%, 03/15/28 (a)	230	230
Morgan Stanley Bank, National Association
5.04%, (SOFR + 0.69%), 10/15/27 (a)	1,720	1,723
New York Life Global Funding
4.93%, 08/28/26 (a) (b)	680	682
4.77%, 02/05/27 (a) (b)	485	484
Nordea Bank Abp
5.06%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	271
PayPal Holdings, Inc.
5.00%, 03/06/28 (a)	505	505
PepsiCo Singapore Financing I Pte. Ltd.
4.90%, 02/16/27 (a)	530	532
PNC Bank, National Association
4.85%, (SOFR + 0.50%), 01/15/27 (a)	830	831
Royal Bank of Canada
5.07%, 10/18/27 (a) (c)	897	898
State Street Corporation
5.19%, (SOFR + 0.84%), 08/03/26 (a)	195	196
4.99%, (SOFR + 0.64%), 10/22/27 (a)	770	771
Toyota Motor Credit Corporation
4.80%, 04/10/26 (a)	285	285
5.12%, 08/07/26 (a)	600	602
Truist Financial Corporation
1.20%, 08/05/25	875	865
U.S. Bank National Association
5.04%, (SOFR + 0.69%), 10/22/27 (a) (d)	1,125	1,125
UBS Group AG
2.19%, 06/05/26 (b) (c)	705	702
1.31%, 02/02/27 (b) (c)	340	331
Wells Fargo & Company
5.13%, (SOFR + 0.78%), 01/24/28 (a)	645	646
Wells Fargo Bank, National Association
5.39%, (SOFR + 1.07%), 12/11/26 (a)	1,025	1,036
		24,609
Health Care 6.0%
Amgen Inc.
5.51%, 03/02/26	585	585
Bristol-Myers Squibb Company
4.83%, 02/20/26 (a)	695	697
CVS Health Corporation
3.88%, 07/20/25	454	453
5.00%, 02/20/26	300	301
GlaxoSmithKline Capital PLC
4.82%, 03/12/27 (a)	755	756
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	580	580
UnitedHealth Group Incorporated
4.85%, 07/15/26 (a)	888	892
		4,264
Communication Services 4.6%
AT&T Inc.
1.70%, 03/25/26	1,520	1,478
Fox Corporation
3.05%, 04/07/25	460	460
TCI Communications, Inc.
7.88%, 02/15/26	540	555
T-Mobile USA, Inc.
3.50%, 04/15/25	495	495
2.25%, 02/15/26	100	98
Verizon Communications Inc.
1.45%, 03/20/26	205	199
		3,285
Utilities 3.9%
Consolidated Edison Company of New York, Inc.
4.86%, 11/18/27 (a)	365	366
Georgia Power Company
5.10%, 05/08/25 (a)	745	745
4.62%, 09/15/26 (a)	595	594
NextEra Energy Capital Holdings, Inc.
5.11%, 01/29/26 (a)	405	406
5.15%, 02/04/28 (a)	255	256
PG&E Company
3.45%, 07/01/25	425	423
		2,790
Energy 2.8%
Chevron U.S.A. Inc.
4.70%, 02/26/27 (a)	780	780
Enbridge Energy Partners, L.P.
5.88%, 10/15/25	470	472
Enterprise Products Operating LLC
3.70%, 02/15/26	730	726
		1,978
Information Technology 2.6%
Broadcom Inc.
3.15%, 11/15/25	625	620
Intel Corporation
4.88%, 02/10/26	895	896
Oracle Corporation
1.65%, 03/25/26	370	360
		1,876
Consumer Discretionary 2.1%
Home Depot, Inc., The
4.66%, (SOFR + 0.33%), 12/24/25 (a)	695	696
Lowe`s Companies, Inc.
4.00%, 04/15/25	797	797
		1,493
Real Estate 1.8%
Simon Property Group, L.P.
3.50%, 09/01/25	1,265	1,260
Industrials 1.8%
General Electric Company
4.94%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (e)	645	647
RTX Corporation
3.95%, 08/16/25	602	601
		1,248
Consumer Staples 0.3%
PepsiCo, Inc.
4.74%, (SOFR + 0.40%), 02/13/26 (a)	250	250
Total Corporate Bonds And Notes (cost $43,008)		43,053

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 2.9%
iShares Bitcoin Trust ETF	44	2,037
Total Investment Companies (cost $1,834)		2,037
SHORT TERM INVESTMENTS 35.3%
U.S. Treasury Bill 18.1%
Treasury, United States Department of
4.25%, 04/17/25	5,000	4,991
4.26%, 06/10/25	5,000	4,959
4.27%, 06/24/25	3,000	2,971
		12,921
Investment Companies 17.2%
JNL Government Money Market Fund - Class I, 4.20% (f) (g)	12,261	12,261
Total Short Term Investments (cost $25,182)		25,182
Total Investments 98.6% (cost $70,024)		70,272
Other Derivative Instruments 1.1%		798
Other Assets and Liabilities, Net 0.3%		165
Total Net Assets 100.0%		71,235

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $3,648 and 5.1% of the Fund.

(c) Convertible security.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,901	37,381	28,021	87	—	—	12,261	17.2

JNL/Neuberger Berman Gold Plus Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 5.04%, 10/22/27	10/17/24	1,125	1,125	1.6

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	204	June 2025	60,269	731	3,997
Palladium	17	June 2025	1,687	27	14
Platinum	33	July 2025	1,642	49	53
Silver	9	May 2025	1,482	(9)	76
				798	4,140

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	43,053	—	43,053
Investment Companies	2,037	—	—	2,037
Short Term Investments	12,261	12,921	—	25,182
	14,298	55,974	—	70,272
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4,140	—	—	4,140
	4,140	—	—	4,140

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.3%
Mortgage-Backed Securities 39.9%
Federal Home Loan Mortgage Corporation
2.50%, 02/01/51 - 04/01/52	2,962	2,465
3.00%, 12/01/51 - 06/01/52	4,521	3,939
4.00%, 04/01/52 - 09/01/52	6,998	6,540
3.50%, 06/01/52 - 09/01/52	1,195	1,079
4.50%, 06/01/52 - 01/01/54	4,322	4,145
5.00%, 10/01/52 - 06/01/53	10,335	10,170
5.50%, 11/01/52 - 07/01/54	9,852	9,882
6.00%, 01/01/53 - 03/01/55	17,846	18,161
6.50%, 07/01/53 - 02/01/55	1,664	1,720
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 07/01/52	10,511	9,147
3.50%, 05/01/51 - 06/01/52	8,723	7,909
2.50%, 08/01/51 - 05/01/52	12,096	10,095
4.00%, 06/01/52 - 12/01/52	5,172	4,830
4.50%, 08/01/52 - 11/01/52	4,533	4,350
5.00%, 08/01/52 - 11/01/53	15,391	15,158
5.50%, 12/01/52 - 03/01/55	22,234	22,317
6.00%, 01/01/53 - 01/01/55	18,845	19,203
6.50%, 01/01/54	214	221
TBA, 2.50%, 04/15/55 (a)	10,220	8,499
TBA, 3.50%, 04/15/55 (a)	5,390	4,862
TBA, 4.00%, 04/15/55 (a)	13,295	12,395
TBA, 4.50%, 04/15/55 (a)	14,180	13,570
TBA, 5.00%, 04/15/55 (a)	9,885	9,688
TBA, 5.50%, 04/15/55 (a)	22,880	22,851
TBA, 6.00%, 04/15/55 (a)	42,110	42,768
Government National Mortgage Association
TBA, 5.00%, 04/15/55 (a)	7,815	7,688
TBA, 5.50%, 04/15/55 (a)	7,875	7,892
TBA, 6.00%, 04/15/55 (a)	1,870	1,898
		283,442
Collateralized Mortgage Obligations 10.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 6.24%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	1,416	1,427
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 5.99%, (SOFR 30-Day Average + 1.65%), 12/25/41 (b)	498	498
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 8.84%, (SOFR 30-Day Average + 4.50%), 01/27/42 (b)	2,035	2,125
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 7.84%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	2,252	2,335
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 7.44%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	2,733	2,818
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 7.94%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	352
Series 2022-1B1-R08, REMIC, 9.94%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,324
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 8.09%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,608
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 7.69%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	1,006
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1B1-R01, REMIC, 6.04%, (SOFR 30-Day Average + 1.70%), 01/25/45 (b)	743	734
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1M2-R02, REMIC, 5.94%, (SOFR 30-Day Average + 1.60%), 02/27/45 (b)	899	898
Series 2025-1B1-R02, REMIC, 6.29%, (SOFR 30-Day Average + 1.95%), 02/27/45 (b)	624	623
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	852
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	421
Series 2022-M2-DNA1, REMIC, 6.84%, (SOFR 30-Day Average + 2.50%), 01/25/29 (b)	897	907
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,234
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	233
Series 2021-B1-DNA6, REMIC, 7.74%, (SOFR 30-Day Average + 3.40%), 10/25/41 (b)	1,482	1,518
Series 2021-M2-DNA7, REMIC, 6.14%, (SOFR 30-Day Average + 1.80%), 11/25/41 (b)	855	862
Series 2022-M2-DNA2, REMIC, 8.09%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	3,799	3,924
Series 2022-M2-HQA1, REMIC, 9.59%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,609
Series 2022-B1-HQA1, REMIC, 11.34%, (SOFR 30-Day Average + 7.00%), 03/25/42 (b)	1,550	1,689
Series 2022-M2-DNA3, REMIC, 8.69%, (SOFR 30-Day Average + 4.35%), 04/25/42 (b)	1,869	1,963
Series 2022-M1B-DNA5, REMIC, 8.84%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,353
Series 2022-M1B-HQA3, REMIC, 7.89%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,528
Series 2022-M1B-DNA6, REMIC, 8.04%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	3,266	3,431
Series 2024-M2-DNA1, REMIC, 6.29%, (SOFR 30-Day Average + 1.95%), 02/25/44 (b)	593	596
Series 2024-M2-HQA1, REMIC, 6.34%, (SOFR 30-Day Average + 2.00%), 03/25/44 (b)	1,613	1,619
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,632	319
Series FK-5471, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 08/25/54 (b)	1,886	1,882
Series FA-5475, REMIC, 5.44%, (SOFR 30-Day Average + 1.10%), 11/25/54 (b)	632	630
Series FB-5474, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	2,095	2,093
Series FH-5473, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	2,121	2,116
Series FJ-5513, REMIC, 6.00%, (SOFR 30-Day Average + 1.80%), 11/25/54 (b)	1,983	1,985
Series FB-5505, REMIC, 5.84%, (SOFR 30-Day Average + 1.50%), 02/25/55 (b)	976	980
Series FB-5521, REMIC, 6.00%, (SOFR 30-Day Average + 1.70%), 03/25/55 (b)	1,980	1,987
Series FD-5518, REMIC, 6.00%, (SOFR 30-Day Average + 1.70%), 03/25/55 (b)	2,081	2,080
Federal National Mortgage Association, Inc.
Interest Only, Series C24-418, 4.00%, 08/01/43	2,065	359
Series 2018-1M2-C05, REMIC, 6.80%, (SOFR 30-Day Average + 2.46%), 01/27/31 (b)	802	819
Interest Only, Series 2018-ST-18, REMIC, 1.65%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,627	175
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,007	526
Series 2024-FD-61, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 03/25/53 (b)	1,327	1,319
Series 2024-FA-10, REMIC, 5.44%, (SOFR 30-Day Average + 1.10%), 03/25/54 (b)	1,412	1,411
Series 2024-FA-40, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 03/25/54 (b)	1,600	1,598
Series 2024-FA-67, REMIC, 5.51%, (SOFR 30-Day Average + 1.17%), 09/25/54 (b)	1,953	1,951
Series 2024-JF-76, REMIC, 5.59%, (SOFR 30-Day Average + 1.25%), 11/25/54 (b)	1,867	1,868
Series 2025-LF-6, REMIC, 6.00%, (SOFR 30-Day Average + 1.80%), 02/25/55 (b)	1,964	1,977
Government National Mortgage Association
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,507	1,164
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	759	587
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	4,875	585
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	3,678	535
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,332	1,100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,360	1,108
Series 2023-FL-116, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 08/20/53 (b)	1,058	1,060
Series 2024-FA-61, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 04/20/54 (b)	781	780
Series 2024-F-104, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 06/20/54 (b)	1,173	1,173
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Series 2025-FY-4, REMIC, 5.94%, (SOFR 30-Day Average + 1.60%), 01/20/55 (b)	1,231	1,236
		76,890
Sovereign 4.6%
Angola, Government of
8.00%, 11/26/29 (c)	335	296
9.38%, 05/08/48 (c)	1,065	839
9.13%, 11/26/49 (c)	425	327
Cabinet of Ministers of Ukraine
0.00%, 02/01/30 - 02/01/36 (c) (d)	313	152
1.75%, 02/01/34 - 02/01/36 (c) (d)	542	281
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	6,033	1,657
5.40%, 08/12/34, PEN	216	54
6.90%, 08/12/37, PEN	2,255	611
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	300	254
13.25%, 02/09/33, COP	359,200	91
8.00%, 11/14/35	225	226
8.38%, 11/07/54 (e)	115	110
Gobierno de la Republica de Costa Rica
7.16%, 03/12/45 (f)	240	247
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (c) (d)	210	124
5.50%, 07/31/35 (c) (d)	280	137
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (c)	265	227
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	340	317
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31 - 11/23/34, MXN	64,416	2,863
6.88%, 05/13/37	530	544
4.40%, 02/12/52	1,130	790
6.34%, 05/04/53	340	310
6.40%, 05/07/54	115	105
7.38%, 05/13/55	1,030	1,058
Government of Saudi Arabia
5.63%, 01/13/35 (c)	275	283
3.25%, 11/17/51 (c)	440	281
3.75%, 01/21/55 (c)	335	229
Government of the Republic of Panama
6.40%, 02/14/35	455	427
4.30%, 04/29/53	340	207
Government of the Sultanate of Oman
6.50%, 03/08/47 (c)	140	142
7.00%, 01/25/51 (c)	310	331
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	4,683,600	864
7.25%, 10/18/34, COP	1,818,200	316
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	285
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	560	497
8.08%, 04/01/36 (c)	160	153
8.25%, 01/30/37 (c)	200	192
Presidencia da Republica
10.00%, 01/01/29 - 01/01/35, BRL	16,344	2,232
Presidencia De La Nacion
0.75%, 07/09/30 (d)	396	287
Presidencia de la Republica de Chile
5.65%, 01/13/37 (e)	615	627
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	135
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (c)	315	326
6.95%, 03/15/37 (c)	155	156
6.85%, 01/27/45 (c)	220	216
7.15%, 02/24/55 (c)	260	259
Republica Bolivariana de Venezuela
0.00%, 12/31/34 (f) (g) (h)	1,719	301
Romania, Government of
4.85%, 07/25/29, RON	3,895	769
8.25%, 09/29/32, RON	5,140	1,170
7.10%, 07/31/34, RON	1,105	234
Sandor-Palota
3.25%, 10/22/31, HUF	491,420	1,067
2.25%, 06/22/34, HUF	256,930	467
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,672	662
8.25%, 03/31/32, ZAR	3,472	174
8.88%, 02/28/35, ZAR	6,186	302
7.10%, 11/19/36 (c)	170	164
8.50%, 01/31/37, ZAR	3,050	138
5.65%, 09/27/47	505	372
5.75%, 09/30/49	280	205
7.95%, 11/19/54 (c)	625	585
The Arab Republic of Egypt
8.50%, 01/31/47 (c)	895	675
8.88%, 05/29/50 (c)	170	131
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	1,062,000	63
6.50%, 02/15/31, IDR	15,241,000	903
7.00%, 02/15/33, IDR	7,626,000	457
6.63%, 02/15/34, IDR	11,056,000	648
6.75%, 07/15/35, IDR	2,013,000	119
4.63%, 04/15/43 (c)	495	440
Turkiye Cumhuriyeti Basbakanlik
7.13%, 02/12/32	225	221
5.75%, 05/11/47	345	257
Urzad Rady Ministrow
7.50%, 07/25/28, PLN	438	121
4.75%, 07/25/29, PLN	1,286	325
6.00%, 10/25/33, PLN	4,134	1,091
5.00%, 10/25/34, PLN	900	220
		32,346
Total Government And Agency Obligations (cost $396,488)		392,678
CORPORATE BONDS AND NOTES 34.2%
Financials 10.7%
200 Park Funding Trust
5.74%, 02/15/55 (c)	450	445
ABN AMRO Bank N.V.
5.52%, 12/03/35 (c) (i)	700	703
Acrisure, LLC
8.50%, 06/15/29 (c)	130	135
7.50%, 11/06/30 (c)	270	275
Adler Financing S.a r.l.
8.25%, 12/31/28, EUR (j)	204	225
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	175	174
6.75%, 04/15/28 (c)	445	447
7.00%, 01/15/31 (c)	45	45
6.50%, 10/01/31 (c)	50	49
7.38%, 10/01/32 (c)	15	15
Ally Financial Inc.
4.70%, (100, 05/15/28) (k)	241	207
5.54%, 01/17/31	335	333
American Express Company
3.55%, (100, 09/15/26) (k)	185	178
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	95	89
AON North America, Inc.
5.75%, 03/01/54	1,175	1,157
Ardonagh Finco Ltd.
7.75%, 02/15/31 (c)	70	71
Ardonagh Group Finance Limited
8.88%, 02/15/32 (c)	65	66

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Arthur J. Gallagher & Co.
5.55%, 02/15/55	365	350
Azorra Finance Limited
7.75%, 04/15/30 (c)	215	214
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 (c)	150	152
Banco Bilbao Vizcaya Argentaria, S.A.
7.75%, (100, 01/14/32) (i) (k)	960	938
Banco do Brasil S.A
8.75%, (10 Year Treasury + 4.40%), (100, 04/15/25) (b) (f) (k)	550	560
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
8.75%, (100, 05/20/35) (c) (k)	115	114
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (c)	85	86
Banco Santander, S.A.
4.75%, (100, 11/12/26) (i) (k)	600	577
6.03%, 01/17/35 (i)	800	830
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (c)	190	195
Bank of America Corporation
4.38%, (100, 01/27/27) (k)	1,345	1,313
5.51%, 01/24/36	695	707
Bank of New York Mellon Corporation, The
3.75%, (100, 12/20/26) (k)	2,655	2,542
Barclays PLC
4.38%, (100, 03/15/28) (i) (k)	710	640
7.63%, (100, 03/15/35) (i) (k)	395	386
8.00%, (100, 03/15/29) (i) (k)	880	908
9.63%, (100, 12/15/29) (i) (k)	645	706
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (f) (l)	157	178
10.50%, 05/15/28 (c)	370	388
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (c)	50	48
7.75%, 12/01/29 (c)	155	160
Blackstone Private Credit Fund
6.00%, 01/29/32	670	664
Block, Inc.
6.50%, 05/15/32 (c)	185	187
BNP Paribas
4.50%, (100, 02/25/30) (c) (i) (k)	155	134
4.63%, (100, 01/12/27) (c) (k)	1,540	1,418
7.38%, (100, 08/19/25) (c) (i) (k)	117	117
9.25%, (100, 11/17/27) (c) (i) (k)	135	144
BPCE
5.94%, 05/30/35 (c) (i)	555	558
6.92%, 01/14/46 (c) (i)	1,315	1,369
Bread Financial Payments, Inc.
8.38%, 06/15/35 (c)	50	49
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	205	197
Capital One Financial Corporation
5.88%, 07/26/35	930	939
6.18%, 01/30/36	2,465	2,456
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (k)	2,542	2,336
5.00%, (100, 06/01/27) (k) (l)	405	400
Citigroup Inc.
3.88%, (100, 02/18/26) (k)	1,081	1,058
4.15%, (100, 11/15/26) (k)	935	909
7.00%, (100, 08/15/34) (k)	650	673
6.02%, 01/24/36	1,720	1,734
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (k)	215	205
7.56%(3 Month Term SOFR + 3.26%), (b) (k)	275	274
Deutsche Bank Aktiengesellschaft
6.00%, (100, 10/30/25) (k)	200	198
Equitable Holdings, Inc.
6.70%, 03/28/55	895	890
Fifth Third Bancorp
7.62%(3 Month Term SOFR + 3.29%), (b) (k)	547	546
4.34%, 04/25/33	710	668
Ford Motor Credit Company LLC
6.50%, 02/07/35	950	934
Freedom Mortgage Corporation
6.63%, 01/15/27 (c)	30	30
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (c)	30	30
9.13%, 05/15/31 (c)	30	30
GA Global Funding Trust
5.20%, 12/09/31 (c)	1,540	1,529
Global Atlantic Financial Company
4.70%, 10/15/51 (c)	635	612
7.95%, 10/15/54 (c)	685	711
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (c)	80	81
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (k)	195	189
3.80%, (100, 05/10/26) (k) (l)	185	181
4.13%, (100, 11/10/26) (k)	260	252
6.13%, (100, 11/10/34) (k)	570	557
7.50%, (100, 05/10/29) (k)	770	811
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	348
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (c)	245	255
Howden UK Refinance 2 PLC
8.13%, 02/15/32 (c)	60	61
Howden UK Refinance PLC
7.25%, 02/15/31 (c)	55	56
HSBC Holdings PLC
4.00%, (100, 03/09/26) (i) (k)	450	442
4.70%, (100, 03/09/31) (i) (k) (l)	410	366
8.00%, (100, 03/07/28) (k)	295	311
HUB International Limited
7.25%, 06/15/30 (c)	495	509
7.38%, 01/31/32 (c)	60	61
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (k)	383	369
5.63%, (100, 07/15/30) (k)	134	133
5.71%, 02/02/35	585	591
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (k)	1,045	957
4.25%, (100, 05/16/31) (i) (k)	1,005	839
5.75%, (100, 11/16/26) (i) (k)	846	839
Jane Street Group, LLC
6.13%, 11/01/32 (c)	265	261
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (c)	75	79
10.50%, 12/15/30 (c)	25	27
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (k)	65	64
7.13%, (3 Month Term SOFR + 2.84%), (100, 05/01/25) (b) (k)	159	160
2.18%, 06/01/28	1,475	1,403
5.50%, 01/24/36	675	689
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (c)	45	46
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	658
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (i) (k)	210	211
8.00%, (100, 09/27/29) (i) (k)	640	666
5.59%, 11/26/35 (i)	980	983
M&T Bank Corporation
3.50%, (100, 09/01/26) (k)	1,095	1,038
MetLife, Inc.
6.35%, 03/15/55	445	446
Morgan Stanley
5.59%, 01/18/36	675	688
Nationstar Mortgage Holdings Inc.
6.50%, 08/01/29 (c)	510	516
Nationwide Building Society
4.13%, 10/18/32 (c)	835	810
NatWest Group PLC
4.60%, (100, 06/28/31) (i) (k)	2,075	1,761
6.00%, (100, 12/29/25) (i) (k)	205	205

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (i) (k)	1,015	898
OneMain Finance Corporation
6.63%, 01/15/28 - 05/15/29	240	241
7.13%, 11/15/31	235	237
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	135	137
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (c)	155	162
6.88%, 02/15/33 (c)	235	235
Progroup AG
5.38%, 04/15/31, EUR (f) (l)	470	492
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (c)	115	118
Reinsurance Group of America, Incorporated
6.65%, 09/15/55	250	246
Rocket Mortgage, LLC
4.00%, 10/15/33 (c)	305	262
Santander UK Group Holdings PLC
6.83%, 11/21/26 (i)	1,010	1,023
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (f) (i) (k)	800	800
SLM Corporation
6.50%, 01/31/30	160	164
Starwood Property Trust, Inc.
7.25%, 04/01/29 (c)	75	77
6.50%, 07/01/30 (c)	165	165
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	340	333
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (k)	1,990	1,893
5.00%, (100, 11/01/26) (k)	30	30
6.25%, (100, 03/15/30) (k)	465	465
6.88%, 10/20/34	590	652
Truist Financial Corporation
5.10%, (100, 03/01/30) (k)	90	88
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (c)	300	306
U S I, Inc.
7.50%, 01/15/32 (c)	60	61
U.S. Bancorp
3.70%, (100, 01/15/27) (k)	3,445	3,274
UBS Group AG
7.00%, (100, 02/10/30) (c) (i) (k)	625	617
9.25%, (100, 11/13/33) (c) (i) (k)	1,415	1,613
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (f) (i) (k)	1,066	1,069
UWM Holdings Corporation
6.63%, 02/01/30 (c)	200	198
Walker & Dunlop, Inc.
6.63%, 04/01/33 (c)	145	145
Wells Fargo & Company
3.90%, (100, 03/15/26) (k)	625	613
6.49%, 10/23/34	1,650	1,780
XP Inc.
6.75%, 07/02/29 (c)	280	282
		76,200
Consumer Discretionary 4.0%
888 Acquisitions Limited
10.75%, 05/15/30, GBP (c)	100	130
Adient Global Holdings Ltd
7.50%, 02/15/33 (c) (l)	140	131
Allwyn International a.s.
3.88%, 02/15/27, EUR (f)	245	263
Asbury Automotive Group, Inc.
4.75%, 03/01/30	50	47
5.00%, 02/15/32 (c)	170	154
B&M European Value Retail S.A.
8.13%, 11/15/30, GBP (f) (l)	215	288
6.50%, 11/27/31, GBP (f)	190	239
Banijay Entertainment
7.00%, 05/01/29, EUR (c)	185	208
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	245	249
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (c)	405	399
Beazer Homes USA, Inc.
5.88%, 10/15/27	80	78
7.50%, 03/15/31 (c)	115	111
Bertrand Franchise Finance
6.49%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (b) (f)	100	108
6.50%, 07/18/30, EUR (f)	210	232
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (f)	555	604
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (f)	400	432
Carnival Corporation
6.00%, 05/01/29 (c)	205	204
6.13%, 02/15/33 (c)	180	177
Carvana Co.
9.00%, 12/01/28 (c) (d) (j)	34	35
11.00%, 06/01/30 (c) (d) (j)	75	79
Ceconomy AG
6.25%, 07/15/29, EUR (f)	320	357
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	265	267
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (f)	401	453
6.50%, 03/15/29, EUR (f)	195	219
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	255	263
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (f)	130	166
CT Investment GmbH
6.38%, 04/15/30, EUR (f)	200	220
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (f)	223	260
Dealer Tire, LLC
8.00%, 02/01/28 (c)	145	141
Deuce Finco PLC
5.50%, 06/15/27, GBP (f)	300	380
Eroski Sociedad Cooperativa
10.63%, 04/30/29, EUR (f)	370	431
Flos B&b Italia S.P.A.
6.38%, (3 Month EURIBOR + 3.88%), 12/15/29, EUR (b) (f)	177	191
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (f)	285	315
FNAC Darty
6.00%, 04/01/29, EUR (f)	200	224
Food Service Project SL
5.50%, 01/21/27, EUR (f) (l)	110	118
Forvia
2.38%, 06/15/27, EUR (f)	150	155
3.75%, 06/15/28, EUR (f)	100	104
5.50%, 06/15/31, EUR (f) (l)	180	187
Gap, Inc., The
3.63%, 10/01/29 (c)	75	68
Gates Corporation
6.88%, 07/01/29 (c)	115	117
Goldstory
6.75%, 02/01/30, EUR (f)	140	156
Grupo Antolin-Irausa SA
3.50%, 04/30/28, EUR (f)	100	70
GYP Holdings III Corp.
4.63%, 05/01/29 (c)	120	112
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (f) (j)	415	468
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (c) (j)	200	197
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (f)	261	282
KB Home
7.25%, 07/15/30	75	77
4.00%, 06/15/31	55	49
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (c)	190	197

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
LHMC Finco 2 S.A R.L.
7.25%, 10/02/25, EUR (d) (f) (j)	63	68
Light & Wonder, Inc.
6.63%, 03/01/30 (c)	210	198
Light and Wonder International, Inc.
7.25%, 11/15/29 (c)	170	173
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (f)	180	200
Magnum Management Corporation
5.25%, 07/15/29	145	137
Maison Finco PLC
6.00%, 10/31/27, GBP (f)	204	259
MCE Finance Limited
5.63%, 07/17/27 (c)	595	584
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (c)	155	147
MGM Resorts International
6.50%, 04/15/32	225	221
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	345	324
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (f)	300	372
Motel One GmbH
7.75%, 04/02/31, EUR (f)	200	231
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (f)	300	321
8.38%, 02/15/32 (c)	25	24
NCL Corporation Ltd.
5.88%, 03/15/26 - 02/15/27 (c)	186	186
7.75%, 02/15/29 (c)	85	89
6.75%, 02/01/32 (c)	40	40
Next Group PLC
3.63%, 05/18/28, GBP (f)	300	373
Nordstrom, Inc.
4.38%, 04/01/30	25	22
5.00%, 01/15/44	30	22
Patrick Industries, Inc.
6.38%, 11/01/32 (c)	160	155
PENN Entertainment, Inc.
4.13%, 07/01/29 (c)	195	173
Peu (Fin) PLC
7.25%, 07/01/28, EUR (f)	100	111
7.25%, 07/01/28, EUR (c)	210	234
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	251	342
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (f) (k)	400	405
9.75%, 04/15/29 (c)	120	130
Resideo Funding Inc.
4.00%, 09/01/29 (c)	150	137
6.50%, 07/15/32 (c)	255	255
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (c)	145	145
Schaeffler AG
4.50%, 03/28/30, EUR (f)	400	422
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	185	178
Six Flags Operations Inc.
7.25%, 05/15/31 (c)	345	346
6.63%, 05/01/32 (c)	60	61
Stonegate Pub Company Financing PLC
10.17%, 07/31/29, EUR (b)	215	236
Tapestry, Inc.
5.50%, 03/11/35	865	854
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (f)	200	220
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29	435	416
TI Automotive Finance PLC
3.75%, 04/15/29, EUR (f)	180	195
TKC Holdings, Inc.
6.88%, 05/15/28 (c)	115	115
TVL Finance PLC
10.25%, 04/28/28, GBP (f)	239	311
United Parks And Resorts Inc.
5.25%, 08/15/29 (c)	245	232
V.F. Corporation
4.25%, 03/07/29, EUR	275	294
Valeo
5.88%, 04/12/29, EUR (f) (l)	200	224
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	270	287
Viking Cruises Limited
9.13%, 07/15/31 (c)	235	251
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (c)	95	93
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (f) (k)	500	526
3.88%, (100, 06/17/29), EUR (f) (k)	100	102
4.38%, (100, 03/28/31), EUR (f) (k)	100	100
Waga Bondco Limited
8.50%, 06/15/30, GBP (f)	150	189
Warnermedia Holdings, Inc.
5.05%, 03/15/42	5,550	4,438
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	325	337
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	432
ZF Friedrichshafen AG
3.00%, 10/23/29, EUR (f)	700	667
ZF North America Capital, Inc.
6.88%, 04/14/28 - 04/23/32 (c)	155	149
6.75%, 04/23/30 (c)	95	90
		28,255
Communication Services 3.5%
Altice France
4.13%, 01/15/29, EUR (f)	385	331
Altice France Holding S.A.
5.50%, 01/15/28 (c)	200	160
AT&T Inc.
3.50%, 09/15/53	3,265	2,225
Bell Canada inc.
6.88%, 09/15/55	640	642
7.00%, 09/15/55	45	45
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (f)	800	1,099
CCO Holdings, LLC
5.00%, 02/01/28 (c)	130	126
5.38%, 06/01/29 (c)	350	339
4.75%, 03/01/30 (c)	330	306
4.50%, 08/15/30 (c)	130	118
4.25%, 02/01/31 (c)	90	80
4.50%, 05/01/32	140	122
4.50%, 06/01/33 (c)	65	55
4.25%, 01/15/34 (c)	75	62
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (c)	300	290
CommScope, LLC.
9.50%, 12/15/31 (c)	160	165
CSC Holdings, LLC
5.38%, 02/01/28 (c)	105	90
7.50%, 04/01/28 (c)	40	29
11.25%, 05/15/28 (c)	50	49
11.75%, 01/31/29 (c)	175	170
5.75%, 01/15/30 (c)	40	21
4.13%, 12/01/30 (c)	75	54
4.63%, 12/01/30 (c)	80	39
4.50%, 11/15/31 (c)	30	22
EchoStar Corporation
10.75%, 11/30/29	300	315
Engineering S.R.L.
11.13%, 05/15/28, EUR (f) (l)	200	227
Eutelsat SA
2.25%, 07/13/27, EUR (f)	200	195
Fox Corporation
6.50%, 10/13/33	895	957
Iliad Holding
5.63%, 10/15/28, EUR (f)	1,051	1,153

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
7.00%, 10/15/28 - 04/15/32 (c)	190	192
Level 3 Financing, Inc.
10.50%, 04/15/29 - 05/15/30 (c)	200	219
4.88%, 06/15/29 (c)	90	76
11.00%, 11/15/29 (c)	136	151
Lorca Telecom Bondco SA.
5.75%, 04/30/29, EUR (f)	200	225
Lumen Technologies, Inc.
4.13%, 04/15/29 (c)	50	47
10.00%, 10/15/32 (c)	20	20
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (c)	35	35
Midcontinent Communications
8.00%, 08/15/32 (c)	95	96
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	70	68
8.00%, 08/01/29 (c)	50	49
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (f)	120	128
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR	100	114
6.38%, 11/15/33 (c)	130	124
Optics HoldCo S.r.l.
7.88%, 07/31/28, EUR	498	590
PLT VII Finance S.a r.l.
6.00%, 06/15/31, EUR (f)	200	221
Rogers Communications Inc.
7.00%, 04/15/55	775	776
7.13%, 04/15/55	40	40
Sirius XM Radio Inc.
3.88%, 09/01/31 (c) (l)	230	197
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (f)	339	409
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (f) (k)	200	211
6.75%, (100, 06/07/31), EUR (f) (k)	300	355
7.13%, (100, 08/23/28), EUR (f) (k)	200	236
T-Mobile USA, Inc.
4.50%, 04/15/50	1,270	1,056
3.40%, 10/15/52	2,075	1,397
United Group B.V.
4.63%, 08/15/28, EUR (f)	180	191
5.25%, 02/01/30, EUR (f)	465	495
6.75%, 02/15/31, EUR (f)	200	219
UPCB Finance VII Limited
3.63%, 06/15/29, EUR (f)	695	731
Verizon Communications Inc.
5.50%, 02/23/54	415	403
2.99%, 10/30/56	1,260	761
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (f)	805	960
Vodafone Group Public Limited Company
4.88%, 06/19/49	1,850	1,578
5.75%, 06/28/54	555	530
4.88%, 10/03/78, GBP (f)	300	386
6.50%, 08/30/84, EUR (f)	500	583
Windstream Services, LLC
8.25%, 10/01/31 (c)	325	331
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	185	169
Zegona Finance PLC
6.75%, 07/15/29, EUR (f)	256	292
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (f) (l)	308	288
6.13%, 11/15/32, EUR (f)	290	296
		24,731
Energy 3.2%
3R Lux
9.75%, 02/05/31 (c)	235	245
Antero Midstream Partners LP
6.63%, 02/01/32 (c)	405	412
Archrock Partners, L.P.
6.63%, 09/01/32 (c)	195	196
Aris Water Holdings LLC
7.25%, 04/01/30 (c)	145	147
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (c)	100	102
5.88%, 06/30/29 (c)	415	404
BP Capital Markets P.L.C.
3.25%, (100, 03/22/26), EUR (f) (k)	700	752
Buckeye Partners, L.P.
6.75%, 02/01/30 (c)	285	289
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	40	41
8.63%, 11/01/30 (c)	55	57
8.75%, 07/01/31 (c)	30	31
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	321	314
ConocoPhillips Company
5.50%, 01/15/55	640	618
Crescent Energy Finance LLC
7.38%, 01/15/33 (c)	120	116
Cullinan Holdco SCSp
4.63%, 10/15/26, EUR (f) (l)	200	196
Devon Energy Corporation
5.75%, 09/15/54	680	622
Diamondback Energy, Inc.
6.25%, 03/15/53	610	611
5.75%, 04/18/54	495	466
Ecopetrol S.A.
4.63%, 11/02/31	395	330
8.38%, 01/19/36	170	166
5.88%, 05/28/45	345	243
Enbridge Inc.
8.25%, 01/15/84 (i)	300	316
Energy Transfer LP
5.95%, 05/15/54	1,135	1,085
6.20%, 04/01/55	1,070	1,065
EOG Resources, Inc.
5.65%, 12/01/54	485	479
Genesis Energy, L.P.
7.75%, 02/01/28	185	187
7.88%, 05/15/32	49	49
8.00%, 05/15/33	25	25
Gran Tierra Energy Inc.
9.50%, 10/15/29 (c)	340	301
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	295	298
7.50%, 05/15/32 (c)	135	139
Hess Infrastructure Partners LP
5.88%, 03/01/28 (c)	85	85
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (c)	165	160
8.38%, 11/01/33 (c)	125	128
6.88%, 05/15/34 (c)	220	207
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (c)	185	190
Joint Stock Company National Company Kazmunaygas
5.75%, 04/19/47 (c)	375	328
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (c)	85	85
Kinder Morgan, Inc.
5.55%, 06/01/45	675	632
Kinetik Holdings LP
6.63%, 12/15/28 (c)	25	25
5.88%, 06/15/30 (c)	35	35
Matador Resources Company
6.50%, 04/15/32 (c)	30	30
6.25%, 04/15/33 (c)	25	24
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	328
MPLX LP
5.95%, 04/01/55	1,455	1,406
MV24 Capital B.V.
6.75%, 06/01/34 (c)	165	159
Noble Finance II LLC
8.00%, 04/15/30 (c)	150	150

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (c)	35	36
Northriver Midstream Finance LP
6.75%, 07/15/32 (c)	55	55
Occidental Petroleum Corporation
6.05%, 10/01/54	1,540	1,448
Permian Resources Operating, LLC
7.00%, 01/15/32 (c)	85	87
Petroleos de Venezuela, S.A.
0.00%, 05/16/25 - 04/12/27 (f) (g) (h)	6,339	857
Petroleos Mexicanos
4.75%, 02/26/29, EUR (f)	235	233
6.70%, 02/16/32	185	163
6.35%, 02/12/48	505	333
7.69%, 01/23/50	2,610	1,956
PT. Pertamina (Persero)
6.45%, 05/30/44 (c)	260	264
Raizen Fuels Finance S.A.
6.95%, 03/05/54 (c)	225	219
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	185	174
Rockies Express Pipeline LLC
6.75%, 03/15/33 (c)	235	240
Saudi Arabian Oil Company
5.75%, 07/17/54 (c)	240	226
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (c)	215	201
SM Energy Company
7.00%, 08/01/32 (c)	65	64
Tallgrass Energy Partners, LP
5.50%, 01/15/28 (c)	260	254
6.00%, 12/31/30 - 09/01/31 (c)	295	280
Transmontaigne Partners LLC
8.50%, 06/15/30 (c)	95	96
Transocean Inc
8.25%, 05/15/29 (c)	105	103
USA Compression Finance Corp.
7.13%, 03/15/29 (c)	175	178
Venture Global LNG, Inc.
7.00%, 01/15/30 (c)	90	89
8.38%, 06/01/31 (c)	260	264
9.88%, 02/01/32 (c)	70	74
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (f) (k)	300	301
		22,469
Utilities 3.1%
A2a S.P.A.
5.00%, (100, 06/11/29), EUR (f) (k)	300	328
Alpha Generation LLC
6.75%, 10/15/32 (c)	325	325
American Electric Power Company, Inc.
7.05%, 12/15/54 (l)	1,040	1,061
Apa Infrastructure Limited
7.13%, 11/09/83, EUR (f)	300	354
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (f)	543	567
CenterPoint Energy, Inc.
6.70%, 05/15/55	1,380	1,365
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (c)	225	220
6.45%, 01/24/35 (c)	225	217
Constellation Energy Generation, LLC
6.50%, 10/01/53	345	362
Dominion Energy, Inc.
6.63%, 05/15/55	1,045	1,038
Edison International
5.00%, (100, 12/15/26) (k)	982	889
EDP, S.A.
5.94%, 04/23/83, EUR (f)	200	228
Electricite de France
2.63%, (100, 12/01/27), EUR (f) (k)	800	826
3.38%, (100, 06/15/30), EUR (f) (k)	400	397
7.50%, (100, 09/06/28), EUR (f) (k)	600	710
9.13%, (100, 03/15/33) (c) (k)	300	337
Elia Group
5.85%, (100, 03/15/28), EUR (f) (k)	300	337
ENEL - SPA
6.38%, (100, 04/16/28), EUR (f) (k)	450	518
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	232
Entergy Utility Enterprises, Inc.
5.80%, 04/15/55	495	492
Evergy, Inc.
6.65%, 06/01/55	625	615
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (f)	273	300
Naturgy Finance Iberia, S.A.
2.37%, (100, 11/23/26), EUR (f) (k)	300	316
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55	405	407
NGG Finance PLC
5.63%, 06/18/73, GBP (f)	300	387
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (k)	215	237
5.75%, 07/15/29 (c)	225	221
6.00%, 02/01/33 (c)	100	97
Orsted A/S
5.13%, (100, 09/14/29), EUR (f) (k)	100	109
5.25%, 12/08/22, EUR (f)	707	772
PG&E Company
5.70%, 03/01/35	365	365
4.95%, 07/01/50	407	340
6.15%, 03/01/55	473	463
Saavi Energia S.a r.l.
8.88%, 02/10/35 (c)	280	283
Sempra
6.40%, 10/01/54	540	511
SSE PLC
4.00%, (100, 01/21/28), EUR (f) (k)	400	433
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (f) (k)	200	208
The Southern Company
4.00%, 01/15/51	1,320	1,305
6.38%, 03/15/55	970	1,002
1.88%, 09/15/81, EUR	536	549
UGI International, LLC
2.50%, 12/01/29, EUR (f)	160	159
Vattenfall AB
6.88%, 08/17/83, GBP (f)	300	393
Veolia Environnement
2.50%, (100, 01/20/29), EUR (f) (k)	200	202
5.99%, (100, 11/22/28), EUR (f) (k)	500	573
Vistra Corp.
7.00%, (100, 12/15/26) (c) (k)	395	400
Vistra Operations Company LLC
4.38%, 05/01/29 (c)	85	81
7.75%, 10/15/31 (c)	75	79
6.88%, 04/15/32 (c)	115	117
XPLR Infrastructure Operating Partners, LP
8.38%, 01/15/31 (c)	55	54
8.63%, 03/15/33 (c) (l)	55	53
		21,834
Industrials 2.1%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (c)	60	61
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (f) (k)	300	322
Air France - KLM
4.63%, 05/23/29, EUR (f) (l)	300	332
Allied Universal Holdco LLC
6.00%, 06/01/29 (c) (l)	260	239
7.88%, 02/15/31 (c)	110	111
Ambipar Lux S.a r.l.
9.88%, 02/06/31 (c)	170	169
American Airlines, Inc.
5.75%, 04/20/29 (c)	400	391

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Amsted Industries Incorporated
6.38%, 03/15/33 (c)	210	209
Arcosa, Inc.
6.88%, 08/15/32 (c)	50	51
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (f)	200	221
Axon Enterprise, Inc.
6.13%, 03/15/30 (c)	90	91
6.25%, 03/15/33 (c)	90	91
Boeing Company, The
5.81%, 05/01/50 (e)	2,285	2,165
Bombardier Inc.
7.00%, 06/01/32 (c)	255	254
Builders FirstSource, Inc.
6.38%, 03/01/34 (c)	125	124
Calderys Financing, LLC
11.25%, 06/01/28 (c)	50	53
11.75%, 06/01/28 (c) (j)	100	99
Chart Industries, Inc.
7.50%, 01/01/30 (c)	240	249
9.50%, 01/01/31 (c)	80	85
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (c)	240	242
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	75	62
6.13%, 01/15/29 (c)	65	40
Corporation De Securite Garda World
7.75%, 02/15/28 (c)	200	205
8.25%, 08/01/32 (c)	90	88
8.38%, 11/15/32 (c)	115	113
CTEC II GmbH
5.25%, 02/15/30, EUR (f) (l)	250	245
Edge Finco PLC
8.13%, 08/15/31, GBP (f)	260	342
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (f)	350	352
Fedrigoni S.P.A.
6.13%, 06/15/31, EUR (f)	200	210
Fiber Bidco S.P.A.
7.93%, 01/15/30, EUR (b)	100	108
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (f) (j)	127	135
Fortress Transportation And Infrastructure Investors LLC
7.00%, 06/15/32 (c)	155	157
Goat Holdco LLC
6.75%, 02/01/32 (c)	135	132
HT Troplast GmbH
9.38%, 07/15/28, EUR (f)	110	124
Imola Merger Corporation
4.75%, 05/15/29 (c)	120	114
Jeld-Wen Holding, Inc.
7.00%, 09/01/32 (c) (l)	185	164
Jeld-Wen, Inc.
4.88%, 12/15/27 (c)	170	159
Kier Group PLC
9.00%, 02/15/29, GBP (f)	215	291
Lightning Power LLC
7.25%, 08/15/32 (c)	415	428
Madison IAQ LLC
5.88%, 06/30/29 (c)	150	142
Manitowoc Company, Inc., The
9.25%, 10/01/31 (c)	100	103
Masterbrand, Inc.
7.00%, 07/15/32 (c)	115	115
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (c)	160	157
9.25%, 04/15/27 (c)	310	292
MIWD Holdco II LLC
5.50%, 02/01/30 (c)	240	216
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (f) (k)	100	123
Nexans
4.25%, 03/11/30, EUR (f)	200	218
Novelis Corporation
4.75%, 01/30/30 (c)	170	158
PCF GmbH
4.75%, 04/15/29, EUR (f)	200	184
Quikrete Holdings, Inc.
6.38%, 03/01/32 (c)	235	236
6.75%, 03/01/33 (c)	85	85
Sensata Technologies B.V.
5.88%, 09/01/30 (c)	135	130
Sensata Technologies, Inc.
6.63%, 07/15/32 (c)	160	159
SPX Flow, Inc.
8.75%, 04/01/30 (c)	225	231
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	85	78
3.38%, 01/15/31 (c)	140	122
TransDigm Inc.
5.50%, 11/15/27	140	138
6.75%, 08/15/28 (c)	185	188
4.63%, 01/15/29	55	52
6.38%, 03/01/29 (c)	230	232
7.13%, 12/01/31 (c)	60	62
6.63%, 03/01/32 (c)	190	192
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (c) (l)	230	229
Uber Technologies, Inc.
5.35%, 09/15/54	1,450	1,359
Wesco Distribution, Inc.
6.38%, 03/15/33 (c)	270	271
XPO, Inc.
7.13%, 02/01/32 (c)	180	185
		14,685
Consumer Staples 2.0%
AA Bond Co Limited
6.50%, 01/31/26, GBP (d) (f)	79	101
6.50%, 01/31/26, GBP (c) (d)	39	51
8.45%, 01/31/28, GBP (d) (f)	409	559
Albertsons Companies, Inc.
6.25%, 03/15/33 (c)	20	20
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (f)	175	212
Amber FinCo PLC
6.63%, 07/15/29, EUR (f)	195	219
Arena Luxembourg Finance S.a r.l.
1.88%, 02/01/28, EUR (f)	180	184
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	215	203
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (f)	140	147
6.13%, 11/30/28, GBP (f)	178	219
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (f)	100	99
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (f)	300	359
Champions Financing Inc.
8.75%, 02/15/29 (c) (l)	330	295
Co-operative Group Limited
7.50%, 07/08/26, GBP (d) (e) (f)	100	131
Flora Food Management B.V.
6.88%, 07/02/29, EUR (f)	660	721
Imperial Brands Finance PLC
5.88%, 07/01/34 (c)	1,440	1,458
JBS USA Lux S.A.
5.95%, 04/20/35 (c)	225	232
6.38%, 02/25/55 (c)	2,645	2,720
Kapla Holding
6.00%, (3 Month EURIBOR + 3.50%), 07/31/30, EUR (b) (f)	100	108
Minerva Luxembourg S.A.
8.88%, 09/13/33 (c)	165	176
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	80	69
Ocado Group PLC
10.50%, 08/08/29, GBP (f)	110	144

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Opal Bidco SAS
6.50%, 03/31/32 (c)	135	135
Performance Food Group, Inc.
6.13%, 09/15/32 (c)	160	159
Perrigo Finance Unlimited Company
6.13%, 09/30/32	130	128
Post Holdings, Inc.
6.38%, 03/01/33 (c)	275	271
6.25%, 10/15/34 (c)	55	54
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (c)	82	82
6.25%, 01/15/28 (c)	410	409
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (f)	341	367
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (c)	208	229
RAC Bond Co PLC
5.25%, 11/04/27, GBP (d) (f)	100	124
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (c)	220	230
Roquette Freres
5.49%, (100, 11/25/29), EUR (f) (k)	200	215
Safeway Inc.
5.88%, 02/15/28 (c)	260	260
Sammontana Italia S.P.A.
6.54%, (3 Month EURIBOR + 3.75%), 10/15/31, EUR (b) (f)	219	238
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (f)	264	284
Tereos Finance Groupe I
5.75%, 04/30/31, EUR (f) (l)	135	146
Verisure Holding AB
3.25%, 02/15/27, EUR (f)	495	527
Verisure Midholding AB
5.25%, 02/15/29, EUR (f)	771	837
Walgreens Boots Alliance, Inc.
2.13%, 11/20/26, EUR	365	385
8.13%, 08/15/29 (l)	25	26
4.80%, 11/18/44	15	14
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	305	312
Williams Scotsman, Inc.
6.63%, 04/15/30 (c)	130	131
		13,990
Health Care 1.9%
1261229 Bc Ltd.
10.00%, 04/15/32 (c)	375	373
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (c)	10	10
5.00%, 04/15/29 (c)	170	161
7.38%, 03/15/33 (c)	10	10
AdaptHealth LLC
6.13%, 08/01/28 (c)	105	103
Amgen Inc.
5.75%, 03/02/63	890	868
Bausch + Lomb Corporation
8.38%, 10/01/28 (c)	350	363
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (f)	800	849
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (f)	100	99
7.50%, 05/15/30, EUR (f) (l)	100	100
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	60	57
6.00%, 01/15/29 (c)	120	107
10.88%, 01/15/32 (c)	20	20
CVS Health Corporation
5.05%, 03/25/48	790	674
5.63%, 02/21/53	235	214
5.88%, 06/01/53	1,080	1,020
7.00%, 03/10/55	970	978
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (f)	300	345
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (f) (k) (l)	235	267
Fortrea Holdings Inc.
7.50%, 07/01/30 (c) (l)	80	73
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (f)	200	198
Grifols, S.A.
7.50%, 05/01/30, EUR (f)	420	474
Gruenenthal GmbH
4.63%, 11/15/31, EUR	200	208
HCA Inc.
5.45%, 04/01/31	475	482
5.50%, 06/01/33	620	623
Heartland Dental, LLC
10.50%, 04/30/28 (c)	65	68
Lifepoint Health, Inc.
9.88%, 08/15/30 (c)	100	106
10.00%, 06/01/32 (c)	80	77
Molina Healthcare, Inc.
6.25%, 01/15/33 (c)	195	192
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	230	215
5.25%, 10/01/29 (c)	280	269
Neopharmed Gentili S.p.A.
7.13%, 04/08/30, EUR (f)	300	337
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (f)	220	241
Ray Financing LLC
6.50%, 07/15/31, EUR (f)	180	199
Rossini S.a r.l.
6.56%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (b) (f)	495	538
Select Medical Corporation
6.25%, 12/01/32 (c) (l)	150	146
Star Parent, Inc.
9.00%, 10/01/30 (c)	115	114
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c)	475	469
Team Health Holdings, Inc.
13.50%, 06/30/28 (c) (j)	89	97
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	460	458
6.75%, 05/15/31	45	46
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (f)	155	161
1.63%, 10/15/28, EUR (f) (l)	250	248
4.38%, 05/09/30, EUR (f)	891	957
		13,614
Information Technology 1.6%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (c)	225	220
AppLovin Corporation
5.50%, 12/01/34	850	850
5.95%, 12/01/54	243	238
Belden Inc.
3.88%, 03/15/28, EUR (f)	200	214
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	115	112
9.00%, 09/30/29 (c)	55	55
8.25%, 06/30/32 (c)	80	81
Commscope Finance LLC
8.25%, 03/01/27 (c) (l)	110	104
Dell International L.L.C.
5.50%, 04/01/35	890	890
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (c)	330	334
Foundry JV Holdco LLC
6.25%, 01/25/35 (c)	1,240	1,283
6.10%, 01/25/36 (c)	470	481
6.30%, 01/25/39 (c)	855	884
Gen Digital Inc.
6.25%, 04/01/33 (c)	210	209
Intel Corporation
3.25%, 11/15/49	1,435	899
4.90%, 08/05/52	860	705
5.60%, 02/21/54	860	781

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	195	183
Open Text Corporation
4.13%, 02/15/30 (c)	150	137
Oracle Corporation
3.95%, 03/25/51	1,265	926
6.00%, 08/03/55	1,555	1,552
UKG Inc.
6.88%, 02/01/31 (c)	375	381
		11,519
Materials 1.4%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (f) (l)	275	289
Avient Corporation
7.13%, 08/01/30 (c)	65	66
6.25%, 11/01/31 (c)	110	109
Capstone Copper Corp.
6.75%, 03/31/33 (c)	175	174
Celanese US Holdings LLC
6.60%, 11/15/28 (b) (d) (e)	55	57
6.50%, 04/15/30	85	84
6.80%, 11/15/30 (b) (d) (e)	55	57
6.63%, 07/15/32 (d) (e)	25	26
6.75%, 04/15/33	175	170
6.95%, 11/15/33 (b) (d) (e)	25	26
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	340	321
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (c) (k)	680	692
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (c)	195	191
7.00%, 03/15/32 (c) (l)	225	216
7.38%, 05/01/33 (c)	125	120
Constellium SE
5.63%, 06/15/28 (c)	165	160
5.38%, 08/15/32, EUR (f)	145	154
6.38%, 08/15/32 (c)	5	5
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c) (l)	805	735
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (c)	190	197
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	85	82
6.13%, 04/15/32 (c)	80	79
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (f)	230	238
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	85	84
6.13%, 04/01/29 (c)	70	70
INEOS Finance PLC
6.75%, 05/15/28 (c)	175	176
7.50%, 04/15/29 (c)	85	85
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (f)	125	141
6.75%, 04/15/30, EUR (f)	110	119
Kaiser Aluminum Corporation
4.63%, 03/01/28 (c)	170	161
4.50%, 06/01/31 (c)	30	27
Kronos International, Inc.
9.50%, 03/15/29, EUR	174	203
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (f) (l)	200	161
Magnera Corporation
7.25%, 11/15/31 (c) (l)	45	44
Metinvest B.V.
7.65%, 10/01/27 (c)	105	89
7.75%, 10/17/29 (c)	565	452
Minera Mexico, S.A. de C.V.
5.63%, 02/12/32 (c)	280	278
Monitchem Holdco 3 S.A.
8.75%, 05/01/28, EUR (f) (l)	280	303
Novelis Corporation
6.88%, 01/30/30 (c)	280	283
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (f)	362	371
4.25%, 10/01/28 (c)	155	143
9.63%, 11/15/28, EUR (f)	300	337
6.25%, 10/01/29 (c) (l)	80	70
7.25%, 06/15/31 (c)	55	54
Periama Holdings, LLC
5.95%, 04/19/26 (f)	290	290
Rio Tinto Finance (USA) plc
5.88%, 03/14/65	180	182
Sealed Air Corporation
6.50%, 07/15/32 (c)	120	121
6.88%, 07/15/33 (c)	90	94
Sociedad Quimica Y Minera De Chile S.A.
6.50%, 11/07/33 (c)	140	147
5.50%, 09/10/34 (c)	170	165
Synthomer PLC
7.38%, 05/02/29, EUR (f)	100	109
Taseko Mines Limited
8.25%, 05/01/30 (c)	40	41
Tronox Incorporated
4.63%, 03/15/29 (c)	285	243
Vale Overseas Ltd
6.40%, 06/28/54	435	433
Vibrantz Technologies Inc.
9.00%, 02/15/30 (c)	90	73
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	210	181
7.38%, 03/01/31 (c)	70	70
		10,048
Real Estate 0.7%
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (f)	200	236
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (c)	85	84
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (f) (k)	300	313
Country Garden Holdings Company Limited
0.00%, 08/06/30 (f) (g) (h)	365	35
CPI Property Group
4.88%, (100, 07/16/25), EUR (f) (k)	200	208
4.00%, 01/22/28, GBP (d) (e) (f)	100	119
7.00%, 05/07/29, EUR (f)	340	387
1.75%, 01/14/30, EUR (f)	295	264
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (c)	185	186
ESR Group Limited
1.38%, 05/24/30, EUR (f)	230	218
Heimstaden AB
8.38%, 01/29/30, EUR (f) (l)	328	353
Heimstaden Bostad AB
2.63%, (100, 02/01/27), EUR (f) (k)	100	99
3.00%, (100, 10/29/27), EUR (f) (k)	100	97
1.63%, 10/13/31, EUR (f)	360	324
Iron Mountain Incorporated
5.25%, 03/15/28 (c)	100	98
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	70	65
Necessity Retail Reit, Inc., The
4.50%, 09/30/28 (c)	155	146
Park Intermediate Holdings LLC
5.88%, 10/01/28 (c)	255	249
Pebblebrook Hotel Trust
6.38%, 10/15/29 (c)	255	252
RHP Hotel Properties, LP
4.50%, 02/15/29 (c)	105	99
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	125	122
4.00%, 09/15/29 (c)	80	72
Service Properties Trust
5.25%, 02/15/26	40	40
4.75%, 10/01/26	65	64
8.63%, 11/15/31 (c)	55	58

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Star Holding LLC
8.75%, 08/01/31 (c)	180	173
Unibail-Rodamco-Westfield SE
7.25%, (100, 07/03/28), EUR (f) (k)	300	352
Uniti Group Inc.
10.50%, 02/15/28 (c)	124	132
4.75%, 04/15/28 (c)	145	139
6.50%, 02/15/29 (c)	45	40
XHR LP
4.88%, 06/01/29 (c)	190	178
		5,202
Total Corporate Bonds And Notes (cost $246,871)		242,547
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.0%
1211 Avenue of The Americas
Series 2015-B-1211, REMIC, 4.09%, 08/10/25 (b)	912	868
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 7.55%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,823
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	209	213
Series 2024-D-A, 6.32%, 02/15/28	209	212
Series 2024-E-A, 7.92%, 02/15/28	209	213
Series 2024-E-B, 6.68%, 09/15/32	385	387
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-C-2A, 6.18%, 10/20/26	1,045	1,052
Series 2024-C-1A, 6.48%, 06/20/29	650	663
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-D1-1A, 7.49%, (3 Month Term SOFR + 3.20%), 07/20/37 (b)	3,000	3,017
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 7.22%, (1 Month Term SOFR + 2.90%), 08/17/26 (b)	1,000	1,002
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.51%, 04/17/29 (b)	455	390
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.22%, 12/17/31 (b)	343	270
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.32%, 09/15/28 (b)	331	341
Bank5 2024-5YR5
Series 2024-B-5YR5, REMIC, 6.54%, 02/16/29 (b)	394	403
Battalion CLO XXI Ltd.
Series 2021-D-21A, 7.86%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	982
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 5.84%, (SOFR 30-Day Average + 1.50%), 12/26/31 (b)	156	157
Series 2024-D-CAR1, 6.39%, (SOFR 30-Day Average + 2.05%), 12/26/31 (b)	156	158
Bayview Opportunity Master Fund VII 2024-EDU1, LLC
Series 2024-C-EDU1, 6.14%, (SOFR 30-Day Average + 1.80%), 06/25/47 (b)	293	291
Series 2024-D-EDU1, 7.09%, (SOFR 30-Day Average + 2.75%), 06/25/47 (b)	124	127
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 5.09%, (1 Month Term SOFR + 0.92%), 03/16/37 (b) (d)	280	264
Series 2018-B-TALL, REMIC, 5.34%, (1 Month Term SOFR + 1.17%), 03/16/37 (b) (d)	433	396
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (b)	8,190	544
BBCMS Mortgage Trust 2024-5C31
Series 2024-C-5C31, REMIC, 5.76%, 12/17/29	279	274
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.53%, 01/17/30 (b)	391	318
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (b)	475	355
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.41%, 12/16/33 (b)	321	335
Benchmark 2024-V6 Mortgage Trust
Series 2024-D-V6, REMIC, 4.00%, 03/16/29	225	196
Series 2024-E-V6, REMIC, 4.00%, 03/16/29	544	457
Benchmark 2024-V8 Mortgage Trust
Series 2024-B-V8, REMIC, 6.95%, 07/15/29 (b)	1,088	1,119
BLP Commercial Mortgage Trust 2025-IND
Series 2025-A-IND, REMIC, 5.51%, 03/15/27 (b)	1,071	1,062
Series 2025-C-IND, REMIC, 6.11%, 03/15/27 (b)	212	210
Blue Stream Issuer, LLC
Series 2024-A2-1A, REMIC, 5.41%, 11/20/29	842	846
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (b)	203	205
BMO 2024-5C6 Mortgage Trust
Series 2024-C-5C8, REMIC, 5.74%, 12/17/29 (b)	168	167
BMW Vehicle Owner Trust 2025-A
Series 2025-A2A-A, 4.43%, 07/27/26	5,134	5,134
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 8.01%, (1 Month Term SOFR + 3.69%), 04/15/37 (b)	1,396	1,395
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	754	767
Series 2024-C-1A, 9.13%, 05/15/30	424	435
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	443	444
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 6.08%, (1 Month Term SOFR + 1.76%), 09/15/36 (b)	1,060	1,047
Series 2021-F-VOLT, REMIC, 6.83%, (1 Month Term SOFR + 2.51%), 09/15/36 (b)	935	924
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 7.91%, (1 Month Term SOFR + 3.59%), 12/15/25 (b)	304	304
BX Commercial Mortgage Trust 2024-GPA2
Series 2024-C-GPA2, 6.51%, (1 Month Term SOFR + 2.19%), 11/15/26 (b)	979	980
BX Commercial Mortgage Trust 2024-KING
Series 2024-C-KING, REMIC, 6.26%, (1 Month Term SOFR + 1.94%), 05/15/26 (b)	815	811
Series 2024-D-KING, REMIC, 6.81%, (1 Month Term SOFR + 2.49%), 05/15/26 (b)	931	926
BX Commercial Mortgage Trust 2024-XL4
Series 2024-C-XL4, REMIC, 6.51%, (1 Month Term SOFR + 2.19%), 02/17/26 (b)	409	409
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 7.01%, (1 Month Term SOFR + 2.69%), 03/15/26 (b)	1,078	1,073
BX Trust
Series 2024-C-MF, REMIC, 6.26%, 02/17/26 (b)	336	335
Series 2024-D-MF, REMIC, 7.01%, 02/17/26 (b)	768	767
Series 2024-C-BIO, REMIC, 6.96%, (1 Month Term SOFR + 2.64%), 02/15/29 (b)	1,086	1,078
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	775	700
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 7.21%, (1 Month Term SOFR + 2.89%), 06/15/26 (b)	1,070	1,059
BX Trust 2025-ROIC
Series 2025-D-ROIC, REMIC, 6.31%, (1 Month Term SOFR + 1.99%), 03/15/27 (b)	1,620	1,617
Cambridge Trust Company
Series 2019-D-LIFE, REMIC, 6.59%, (1 Month Term SOFR + 2.05%), 12/15/37 (b) (m)	849	847
Series 2019-F-LIFE, REMIC, 7.42%, (1 Month Term SOFR + 2.85%), 12/15/37 (b) (m)	464	463
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30	618	601

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CCG Receivables Trust 2024-1
Series 2024-C-1, 5.22%, 04/14/28	362	364
Series 2024-D-1, 5.80%, 04/14/28	560	558
CCG Receivables Trust 2025-1
Series 2025-B-1, 4.69%, 10/14/32	135	135
Series 2025-C-1, 4.89%, 10/14/32	275	276
Series 2025-D-1, 5.28%, 10/14/32	185	186
Chase Home Lending Mortgage Trust 2024-11
Series 2024-A4-11, REMIC, 6.00%, 03/25/32 (b)	1,162	1,172
Series 2024-A9A-11, REMIC, 6.00%, 05/25/46 (b)	406	406
Series 2024-A9-11, REMIC, 6.30%, 05/25/46 (b)	176	177
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (b)	1,187	1,191
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (b)	758	761
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (b)	1,295	1,300
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 5.85%, 06/12/28 (b) (m)	635	634
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.25%, 09/17/27 (b)	473	412
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (b)	532	540
Cloud Capital Holdco LP
Series 2024-A2-1A, 5.78%, 11/23/29	984	990
Series 2024-A2-2A, 5.92%, 11/24/31	638	646
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 0.49%, 06/12/47 (b)	546	—
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.00%, 08/06/29 (b)	1,000	1,056
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 7.93%, 12/12/29 (b)	472	478
Compass Datacenters Issuer II, LLC
Series 2024-A2-1A, 5.75%, 02/26/29	315	316
Series 2024-B-1A, 7.00%, 02/26/29	485	493
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.96%, (1 Month Term SOFR + 1.70%), 08/15/41 (b)	416	415
Series 2024-D-DFW1, REMIC, 7.36%, (1 Month Term SOFR + 3.10%), 08/15/41 (b)	446	446
Crockett Partners Equipment Company IIA LLC
Series 2024-A-1C, 6.05%, 01/20/30	690	700
Series 2024-B-1C, 6.78%, 01/20/30	242	245
Cross 2024-H8 Mortgage Trust
Series 2024-A1-H8, REMIC, 5.55%, 12/25/69 (b)	388	389
Series 2024-A3-H8, REMIC, 5.96%, 12/25/69 (d)	295	296
Series 2024-M1-H8, REMIC, 6.32%, 12/25/69 (b)	175	175
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	616	597
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	576	554
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	400	405
EFMT 2024-INV2
Series 2024-M1-INV2, REMIC, 5.73%, 10/25/69 (b)	495	489
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (b)	1,008	992
Series 2015-D-11MD, REMIC, 3.55%, 09/11/25 (b)	264	254
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	679	688
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.18%, 06/11/27 (b)	900	905
Series 2024-D15-ELM, REMIC, 6.23%, 06/11/27 (b)	628	632
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	200	199
Series 2024-D-2A, 6.59%, 03/15/50	562	574
Foundation Finance Trust 2025-1
Series 2025-A-1A, 4.95%, 04/15/50	830	832
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	1,237	1,260
Series 2024-B-1, 7.02%, 05/20/31	1,091	1,148
GLS Auto Receivables Issuer Trust 2025-1
Series 2025-A2-1A, 4.68%, 05/15/26	2,270	2,269
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	474
GLS Auto Select Receivables Trust 2024-4
Series 2024-C-4A, 4.75%, 11/15/30	255	256
Series 2024-D-4A, 5.28%, 10/15/31	272	273
GLS Auto Select Receivables Trust 2025-1
Series 2025-B-1A, 5.04%, 09/15/28	269	271
Series 2025-C-1A, 5.26%, 04/15/29	318	322
GM Financial Automobile Leasing Trust 2025-1
Series 2025-A2A-1, 4.54%, 09/20/26	3,572	3,575
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 6.12%, (SOFR 90-Day Average + 1.70%), 03/02/26 (b)	1,365	1,359
Series 2024-C-1A, 7.92%, (SOFR 90-Day Average + 3.50%), 03/02/26 (b)	230	231
Great Wolf Trust 2024-WOLF
Series 2024-D-WOLF, REMIC, 7.21%, (1 Month Term SOFR + 2.89%), 03/16/26 (b)	828	828
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-B-1A, 5.39%, 03/25/60	497	498
Series 2025-C-1A, 5.69%, 03/25/60	388	389
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 0.31%, 11/13/47 (b)	30	—
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.60%, 05/12/50 (b)	7,673	—
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	1,118	1,078
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.70%, 05/12/26 (b)	540	522
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.70%, 09/12/29 (b)	823	692
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 6.01%, (1 Month Term SOFR + 1.69%), 05/15/26 (b)	304	304
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	258	259
Hilton Grand Vacations Trust 2022-2
Series 2022-B-2A, 4.74%, 08/27/29	246	242
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	126	127
Series 2024-D-1B, 8.85%, 09/15/39	274	280
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	615	626
Series 2024-D-2A, 6.91%, 03/25/38	152	156
Honda Auto Receivables 2025-1 Owner Trust
Series 2025-A2-1, 4.53%, 08/21/26	5,024	5,030
HPEFS Equipment Trust 2024-2
Series 2024-D-2A, 5.82%, 04/20/32	886	901
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-C-SPRL, REMIC, 5.95%, 01/15/30	353	358
Series 2025-D-SPRL, REMIC, 6.34%, 01/15/30	330	335
Series 2025-E-SPRL, REMIC, 6.68%, 01/15/30	194	195
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (c)	978	990
Series 2024-B1-2, 5.44%, 10/20/32	392	394
Series 2024-C-2, 6.92%, 10/20/32 (b)	272	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
INTOWN 2025-STAY Mortgage Trust
Series 2025-C-STAY, REMIC, 6.57%, (1 Month Term SOFR + 2.25%), 03/15/27 (b)	2,162	2,144
IRV Trust 2025-200P
Series 2025-C-200P, REMIC, 5.73%, 02/14/35 (b)	1,094	1,069
Island Finance Trust 2025-1
Series 2025-A-1A, 6.54%, 03/19/35	500	508
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	935	790
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 6.17%, 06/20/31 (b)	464	467
J.P. Morgan Mortgage Trust 2024-2
Series 2024-A6A-2, REMIC, 6.00%, 12/25/28 (b)	530	529
J.P. Morgan Mortgage Trust 2024-4
Series 2024-A6A-4, REMIC, 6.00%, 01/25/29 (b)	916	918
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 6.32%, (1 Month Term SOFR + 2.00%), 04/21/31 (b)	357	360
Series 2024-M2-HE1, REMIC, 6.72%, (1 Month Term SOFR + 2.40%), 04/21/31 (b)	271	274
Kubota Credit Owner Trust 2025-1
Series 2025-A2-1A, 4.61%, 03/15/27	1,767	1,771
LHOME Mortgage Trust 2024-RTL4
Series 2024-A1-RTL4, REMIC, 5.92%, 01/25/27 (d)	1,690	1,696
LV Trust 2024-SHOW
Series 2024-C-SHOW, REMIC, 5.67%, 10/10/29 (b)	396	395
Magnetite XXIV, Limited
Series 2019-DR-24A, 7.35%, (3 Month Term SOFR + 3.05%), 04/15/35 (b)	5,200	5,201
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.33%, 09/10/27 (b) (m)	458	418
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.61%, (1 Month Term SOFR + 2.29%), 04/15/26 (b)	760	742
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (c)	1,350	1,379
Milos CLO, Ltd.
Series 2017-DR-1A, 7.30%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,751
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	652	596
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	227
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	387	333
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.04%, 12/15/28 (b)	534	491
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (b)	669	641
Morgan Stanley Capital I Trust 2021-L7
Series 2021-B-230P, REMIC, 5.88%, (1 Month Term SOFR + 1.56%), 12/15/38 (b)	495	471
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-A2-3, REMIC, 6.00%, 09/25/29 (b)	779	782
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3
Series 2024-A3-NQM3, REMIC, 5.40%, 07/25/69 (d)	493	490
Series 2024-M1-NQM3, REMIC, 5.61%, 07/25/69 (b)	316	310
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM5
Series 2024-A3-NQM5, 6.00%, 10/25/69 (d)	96	96
Series 2024-M1-NQM5, 6.51%, 10/25/69 (b)	114	114
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.68%, 05/17/33 (b)	329	329
MSWF Commercial Mortgage Trust 2023-2
Series 2023-C-2, REMIC, 7.02%, 12/16/33 (b)	240	247
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	489	472
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	315	321
MVW 2024-1 LLC
Series 2024-C-1A, 6.20%, 02/20/43	332	338
MVW 2024-2 LLC
Series 2024-B-2A, 4.58%, 03/20/42	988	969
Series 2024-C-2A, 4.92%, 03/20/42	626	619
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,070
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	285	258
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	1,430	1,268
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	1,082	951
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,255	1,117
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,517	1,540
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29	978	987
New Residential Mortgage Loan Trust 2024-RTL2
Series 2024-A1-RTL2, REMIC, 5.44%, 09/25/39 (d)	929	923
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (c)	1,077	1,069
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-C-3BP, REMIC, 6.21%, (1 Month Term SOFR + 1.95%), 02/16/27 (b)	553	551
Series 2025-D-3BP, REMIC, 6.76%, (1 Month Term SOFR + 2.50%), 02/16/27 (b)	635	632
NYMT Loan Trust 2024-INV1
Series 2024-A1-INV1, REMIC, 5.38%, 10/25/28 (d)	378	378
Series 2024-A3-INV1, REMIC, 5.83%, 10/25/28 (d)	756	755
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,756	1,470
OBX 2024-NQM14 Trust
Series 2024-M1-NQM14, REMIC, 5.58%, 09/25/28 (b)	715	704
OBX 2025-HE1 Trust
Series 2025-A1-HE1, 5.93%, 02/25/55 (b) (n)	1,364	1,364
Series 2025-M1-HE1, 6.23%, 02/25/55 (b) (n)	244	244
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 03/15/28 (b)	776	744
Series 2021-D-PARK, REMIC, 5.93%, (1 Month Term SOFR + 1.61%), 03/15/36 (b)	278	267
One Market Plaza Trust 2017-1MKT
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	403	377
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	401
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-C-APT, REMIC, 6.00%, 07/20/29 (b)	1,053	1,073
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 7.11%, 12/15/26 (b)	697	697
OWN Equipment Fund I LLC
Series 2024-A-2M, 5.70%, 12/20/32	908	918
Series 2024-B-2M, 6.43%, 12/20/32	373	377
PFS Financing Corp.
Series 2025-A-B, 4.85%, 02/15/28	708	714
Prestige Auto Receivables Trust 2021-1
Series 2021-D-1A, 2.08%, 02/15/28	1,350	1,304
ROCK Trust 2024-CNTR
Series 2024-D-CNTR, REMIC, 7.11%, 11/15/41	1,689	1,745
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	379	385
Santander Drive Auto Receivables Trust 2025-1
Series 2025-D-1, 5.43%, 04/16/29	1,939	1,962

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
SDAL Trust 2024-DAL
Series 2024-C-DAL, REMIC, 7.21%, (1 Month Term SOFR + 2.89%), 04/15/29 (b)	390	388
Sequoia Mortgage Trust 2024-4
Series 2024-A10-4, REMIC, 6.00%, 02/25/29 (b)	1,141	1,143
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 05/15/28 (b)	1,100	1,084
Series 2021-D-555, REMIC, 6.83%, (1 Month Term SOFR + 2.51%), 05/15/28 (b)	229	219
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	527
SFS Auto Receivables Securitization Trust 2025-1
Series 2025-A2-1A, 4.65%, 05/22/28	2,659	2,661
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	202	197
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	144	139
Series 2021-D-2A, 3.23%, 09/20/38	123	119
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	174	177
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	146	150
Series 2023-D-2A, 9.72%, 04/20/40	247	258
Series 2023-D-3A, 9.44%, 09/20/40	477	497
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	416	421
Series 2024-D-1A, 8.02%, 09/20/31	125	127
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	605	610
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-C-3A, 5.32%, 08/20/41	920	921
Series 2024-D-3A, 6.93%, 08/20/41	389	389
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	977	979
Signal Peak CLO 4, Ltd.
Series 2024-D1-11A, 7.39%, (3 Month Term SOFR + 3.10%), 07/18/37 (b)	2,000	2,004
Sixth Street CLO XIX, Ltd.
Series 2020-D1R-15A, 7.45%, (3 Month Term SOFR + 3.15%), 10/26/37 (b)	500	501
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	342
Sotheby's Artfi Master Trust
Series 2024-A1-1A, 6.43%, 03/22/27	1,331	1,345
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,101	1,117
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	4,273	3,588
Subway Funding LLC
Series 2024-A2I-1A, 6.03%, 07/30/29	914	921
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-B-DPM, REMIC, 6.11%, (1 Month Term SOFR + 1.65%), 12/17/29 (b)	910	909
Series 2024-C-DPM, REMIC, 6.31%, (1 Month Term SOFR + 2.05%), 12/17/29 (b)	375	374
TICP CLO VII, Ltd.
Series 2017-DR-7A, 7.76%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	1,001
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,250	1,174
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1A-CES1, REMIC, 5.85%, 09/25/31 (b)	1,273	1,282
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (b)	151	151
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.13%, 04/25/31 (b) (m)	1,321	1,327
Trafigura Securitisation Finance Public Limited Company
Series 2024-A2-1A, 5.98%, 05/15/27 (c)	477	483
Series 2024-B2-1A, 7.29%, 05/15/27 (c)	996	1,008
Trestles CLO III LTD
Series 2020-D1R-3A, 7.44%, (3 Month Term SOFR + 3.15%), 10/20/37 (b)	1,000	995
Trinitas CLO Ltd
Series 2021-D-16A, 7.85%, (3 Month Term SOFR + 3.56%), 07/20/34 (b)	1,500	1,502
TRTX 2025-FL6 Issuer Ltd
Series 2025-A-FL6, 5.86%, (1 Month Term SOFR + 1.60%), 09/18/42 (b)	1,078	1,076
U.S. Bank National Association
Series 2025-C-SUP1, 1.90%, (SOFR 30-Day Average + 1.90%), 02/25/32 (b)	753	753
Series 2025-D-SUP1, 3.00%, (SOFR 30-Day Average + 2.70%), 02/25/32 (b)	562	562
Series 2023-B-1, 6.79%, 08/25/32	607	615
Uniti Fiber Abs Issuer Llc
Series 2025-B-1A, 6.37%, 04/22/30	944	959
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	3,572	3,076
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,284	1,104
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.74%, 04/25/67 (b)	658	637
Verus Securitization Trust 2024-7
Series 2024-A1-7, REMIC, 5.10%, 09/25/69 (b)	942	936
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (b)	655	651
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	914	924
Series 2024-B-1A, 6.21%, 11/17/31	377	384
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-C-1CHI, REMIC, 5.81%, 07/15/27 (b)	579	578
Series 2024-D-1CHI, REMIC, 6.26%, 07/15/27 (b)	454	451
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-C-NXS4, REMIC, 4.66%, 11/18/25 (b)	357	347
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	601	556
Westlake Automobile Receivables Trust 2025-1
Series 2025-D-1A, 5.54%, 01/18/28	966	980
Ziply Fiber Issuer LLC
Series 2024-C-1A, 11.17%, 03/20/29	1,057	1,133
Total Non-U.S. Government Agency Asset-Backed Securities (cost $192,748)		191,481
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.30% (o) (p)	7,026	7,026
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.20% (o) (p)	5,857	5,857
Total Short Term Investments (cost $12,883)		12,883
Total Investments 118.3% (cost $848,990)		839,589
Other Derivative Instruments (0.2)%		(1,393)
Other Assets and Liabilities, Net (18.1)%		(128,365)
Total Net Assets 100.0%		709,831

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $132,144.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $87,767 and 12.4% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Convertible security.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) All or a portion of the security was on loan as of March 31, 2025.

(m) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	10,405	93,695	98,243	122	—	—	5,857	0.8
JNL Government Money Market Fund, 4.30% - Class SL	6,851	31,841	31,666	100	—	—	7,026	1.0
	17,256	125,536	129,909	222	—	—	12,883	1.8

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.P.A., 5.00% (callable at 100, 06/11/29)	08/05/24	329	328	0.1
AA Bond Co Limited, 6.50%, 01/31/26	09/13/23	98	101	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	528	559	0.1
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	12/05/23	311	322	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	09/24/24	296	289	—
Air France - KLM, 4.63%, 05/23/29	09/24/24	341	332	0.1
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	222	236	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	199	212	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	279	263	—
Altice France, 4.13%, 01/15/29	11/10/21	418	331	0.1
Amber FinCo PLC, 6.63%, 07/15/29	09/24/24	228	219	—
Apa Infrastructure Limited, 7.13%, 11/09/83	01/16/24	341	354	0.1
Arena Luxembourg Finance S.a r.l., 1.88%, 02/01/28	09/24/24	191	184	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/05/24	227	221	—
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	537	567	0.1
B&M European Value Retail S.A., 8.13%, 11/15/30	09/24/24	308	288	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/12/25	236	239	—
Banco do Brasil S.A, 8.75% (callable at 100, 04/15/25)	06/08/21	550	560	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/05/23	830	849	0.1
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	11/01/24	147	147	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	219	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	03/14/24	99	99	—
Belden Inc., 3.88%, 03/15/28	09/11/24	216	214	—
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	378	359	0.1
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	06/29/23	172	178	—
Bertrand Franchise Finance, 6.49%, 07/18/30	10/21/24	109	108	—
Bertrand Franchise Finance, 6.50%, 07/18/30	09/26/24	243	232	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	12/05/23	612	604	0.1
BP Capital Markets P.L.C., 3.25% (callable at 100, 03/22/26)	01/10/24	741	752	0.1
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/08/23	1,042	1,099	0.2
Bubbles BidCo S.p.A., 6.50%, 09/30/31	12/05/24	428	432	0.1
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	04/30/24	282	313	0.1
Ceconomy AG, 6.25%, 07/15/29	09/24/24	357	357	0.1
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	95	99	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	107	100	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	445	453	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	09/24/24	227	219	—
Constellium SE, 5.38%, 08/15/32	09/24/24	166	154	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	120	131	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	35	—
CPI Property Group, 4.88% (callable at 100, 07/16/25)	06/04/24	132	208	—
CPI Property Group, 4.00%, 01/22/28	10/21/24	119	119	—
CPI Property Group, 7.00%, 05/07/29	10/31/24	391	387	0.1
CPI Property Group, 1.75%, 01/14/30	05/02/24	254	264	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	166	—
CT Investment GmbH, 6.38%, 04/15/30	05/17/24	218	220	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	252	245	—
Cullinan Holdco SCSp, 4.63%, 10/15/26	07/04/24	195	196	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	259	260	—
Deuce Finco PLC, 5.50%, 06/15/27	01/26/24	368	380	0.1
Edge Finco PLC, 8.13%, 08/15/31	12/05/24	339	342	0.1
EDP, S.A., 5.94%, 04/23/83	08/05/24	227	228	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	731	826	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	09/24/24	410	397	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	687	710	0.1
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	327	337	0.1
ENEL - SPA, 6.38% (callable at 100, 04/16/28)	01/04/24	510	518	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	323	352	0.1
Engineering S.R.L., 11.13%, 05/15/28	03/17/25	231	227	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	06/24/24	340	345	0.1
Eroski Sociedad Cooperativa, 10.63%, 04/30/29	01/26/24	425	431	0.1
ESR Group Limited, 1.38%, 05/24/30	06/05/24	206	218	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	04/16/24	262	267	—
Eutelsat SA, 2.25%, 07/13/27	03/04/25	189	195	—
Fedrigoni S.P.A., 6.13%, 06/15/31	07/09/24	215	210	—
Fiber Midco S.p.A., 10.00%, 06/15/29	03/17/25	139	135	—
Flora Food Management B.V., 6.88%, 07/02/29	09/16/24	726	721	0.1
Flos B&b Italia S.P.A., 6.38%, 12/15/29	03/20/25	193	191	—
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	09/24/24	327	315	0.1
FNAC Darty, 6.00%, 04/01/29	05/17/24	225	224	—
Food Service Project SL, 5.50%, 01/21/27	09/26/24	124	118	—
Forvia, 2.38%, 06/15/27	11/03/21	174	155	—
Forvia, 3.75%, 06/15/28	02/17/21	121	104	—
Forvia, 5.50%, 06/15/31	04/30/24	195	187	—
Gobierno de la Republica de Costa Rica, 7.16%, 03/12/45	08/08/24	254	247	—
Goldstory, 6.75%, 02/01/30	05/13/24	154	156	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	179	198	—
Grifols, S.A., 7.50%, 05/01/30	10/17/24	476	474	0.1
Grupo Antolin-Irausa SA, 3.50%, 04/30/28	09/16/24	89	70	—
Guala Closures S.p.A., 3.25%, 06/15/28	11/04/24	238	238	—
Heimstaden AB, 8.38%, 01/29/30	03/17/25	358	353	0.1
Heimstaden Bostad AB, 2.63% (callable at 100, 02/01/27)	10/29/24	96	99	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	67	97	—
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	290	324	0.1
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	12/09/24	294	300	0.1
HT Troplast GmbH, 9.38%, 07/15/28	06/04/24	119	124	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/31/24	473	468	0.1
Iliad Holding, 5.63%, 10/15/28	12/09/21	1,133	1,153	0.2
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	09/24/24	147	141	—
INEOS Quattro Finance 2 plc, 6.75%, 04/15/30	02/24/25	119	119	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	12/05/23	279	282	—
Kapla Holding, 6.00%, 07/31/30	04/17/24	107	108	—
Kier Group PLC, 9.00%, 02/15/29	12/09/24	287	291	—
LHMC Finco 2 S.A R.L., 7.25%, 10/02/25	11/29/22	64	68	—
Lorca Telecom Bondco SA., 5.75%, 04/30/29	02/17/25	221	225	—
Lottomatica S.p.A., 5.38%, 06/01/30	09/24/24	207	200	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	176	161	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	257	259	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	11/30/23	348	372	0.1
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	02/12/24	117	123	—
Monitchem Holdco 3 S.A., 8.75%, 05/01/28	02/14/25	304	303	0.1
Motel One GmbH, 7.75%, 04/02/31	07/09/24	224	231	—
Motion Finco S.a r.l., 7.38%, 06/15/30	11/01/24	326	321	0.1
Naturgy Finance Iberia, S.A., 2.37% (callable at 100, 11/23/26)	03/06/24	306	316	0.1
Neopharmed Gentili S.p.A., 7.13%, 04/08/30	06/20/24	329	337	0.1
Nexans, 4.25%, 03/11/30	01/15/25	209	218	—
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	373	0.1
NGG Finance PLC, 5.63%, 06/18/73	03/27/23	372	387	0.1
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	02/05/25	236	241	—
Ocado Group PLC, 10.50%, 08/08/29	09/24/24	146	144	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Odido Group Holding B.V., 5.50%, 01/15/30	03/30/23	114	128	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	03/08/23	369	371	0.1
Olympus Water US Holding Corporation, 9.63%, 11/15/28	09/11/23	336	337	0.1
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/17/24	110	109	—
Orsted A/S, 5.25%, 12/08/22	12/11/23	768	772	0.1
PCF GmbH, 4.75%, 04/15/29	03/17/25	189	184	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	295	290	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/25	03/25/15	1,258	669	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	122	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	66	—
Petroleos Mexicanos, 4.75%, 02/26/29	10/16/24	239	233	—
Peu (Fin) PLC, 7.25%, 07/01/28	05/17/24	111	111	—
PLT VII Finance S.a r.l., 6.00%, 06/15/31	09/16/24	227	221	—
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	354	367	0.1
Progroup AG, 5.38%, 04/15/31	05/17/24	501	492	0.1
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	110	124	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	09/24/24	397	405	0.1
Ray Financing LLC, 6.50%, 07/15/31	09/24/24	205	199	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	03/25/15	514	301	0.1
Roquette Freres, 5.49% (callable at 100, 11/25/29)	03/20/25	219	215	—
Rossini S.a r.l., 6.56%, 12/31/29	11/01/24	540	538	0.1
Sammontana Italia S.P.A., 6.54%, 10/15/31	12/09/24	232	238	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	427	422	0.1
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	801	800	0.1
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	433	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	208	—
Synthomer PLC, 7.38%, 05/02/29	06/25/24	112	109	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	03/04/25	221	220	—
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	279	284	—
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	397	409	0.1
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	189	211	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	341	355	0.1
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	225	236	—
Tereos Finance Groupe I, 5.75%, 04/30/31	02/25/25	143	146	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	183	161	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	259	248	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	916	957	0.1
TI Automotive Finance PLC, 3.75%, 04/15/29	12/09/24	189	195	—
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	305	311	0.1
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,075	1,069	0.2
UGI International, LLC, 2.50%, 12/01/29	05/08/24	156	159	—
Unibail-Rodamco-Westfield SE, 7.25% (callable at 100, 07/03/28)	12/11/23	327	352	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	170	191	—
United Group B.V., 5.25%, 02/01/30	11/01/24	493	495	0.1
United Group B.V., 6.75%, 02/15/31	04/18/24	216	219	—
UPCB Finance VII Limited, 3.63%, 06/15/29	09/25/24	746	731	0.1
Valeo, 5.88%, 04/12/29	02/21/24	226	224	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	379	393	0.1
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	07/09/24	195	202	—
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	571	573	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	532	527	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	810	837	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	1,055	960	0.1
Vodafone Group Public Limited Company, 4.88%, 10/03/78	09/01/23	362	386	0.1
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	573	583	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	526	0.1
Volkswagen International Finance N.V., 3.88% (callable at 100, 06/17/29)	09/24/24	104	102	—
Volkswagen International Finance N.V., 4.38% (callable at 100, 03/28/31)	10/21/24	100	100	—
Waga Bondco Limited, 8.50%, 06/15/30	03/14/25	190	189	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	10/11/23	275	301	0.1
Zegona Finance PLC, 6.75%, 07/15/29	12/09/24	287	292	0.1
ZF Friedrichshafen AG, 3.00%, 10/23/29	09/02/22	686	667	0.1
Ziggo Bond Company B.V., 3.38%, 02/28/30	10/31/24	303	288	—
Ziggo Bond Company B.V., 6.13%, 11/15/32	01/30/25	302	296	0.1
		56,188	55,336	7.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	8	June 2025	EUR	947	—	(5)
Euro Bund	72	June 2025	EUR	9,174	(1)	110
Euro Buxl 30 Year Bond	55	June 2025	EUR	6,542	17	19
Euro Schatz	80	June 2025	EUR	8,553	(2)	4
Italy Government BTP Bond	1	June 2025	EUR	119	—	(2)
United States 10 Year Note	24	June 2025		2,675	—	(6)
United States 10 Year Ultra Bond	217	June 2025		24,618	20	147
United States 2 Year Note	107	July 2025		22,155	(1)	12
United States 5 Year Note	292	July 2025		31,546	(8)	36
					25	315
Short Contracts
Canada 10 Year Bond	(24)	June 2025	CAD	(2,973)	(2)	(5)
Euro OAT	(2)	June 2025	EUR	(249)	—	4
Long Gilt	(1)	June 2025	GBP	(92)	—	1
United States Long Bond	(174)	June 2025		(20,169)	(33)	(238)
United States Ultra Bond	(185)	June 2025		(22,299)	(81)	(317)
					(116)	(555)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	2.47	(A)	12/02/29	1,535	2	17
U.S. CPURNSA (A)	Paying	2.58	(A)	12/02/26	3,700	(4)	(42)
						(2)	(25)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.44 (Q)	3.77	5.00	06/20/30	(28,230)	1,456	24	(135)

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	04/16/25	AUD	2,847	1,779	(12)
BRL/USD	JPM	04/02/25	BRL	4,289	751	5
BRL/USD	GSC	06/26/25	BRL	2,664	458	(1)
CAD/USD	GSC	04/16/25	CAD	4,152	2,888	(1)
CAD/USD	GSC	04/16/25	CAD	2,076	1,444	7
CAD/USD	JPM	04/16/25	CAD	293	204	(2)
CLP/USD	CIT	06/18/25	CLP	601,831	633	(8)
CZK/EUR	CIT	06/18/25	EUR	(748)	(812)	2
EUR/CZK	JPM	06/18/25	CZK	(9,090)	(394)	(2)
EUR/HUF	JPM	04/03/25	HUF	(151,156)	(406)	2
EUR/HUF	JPM	06/18/25	HUF	(320,152)	(855)	8
EUR/PLN	CIT	06/18/25	PLN	(1,332)	(343)	—
EUR/RON	GSC	05/16/25	RON	(182)	(40)	—
EUR/USD	CIT	04/03/25	EUR	631	683	7
EUR/USD	GSC	04/03/25	EUR	154	166	2
EUR/USD	JPM	04/03/25	EUR	152	164	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	04/03/25	EUR	923	997	13
EUR/USD	CIT	04/16/25	EUR	6,029	6,524	256
EUR/USD	GSC	04/16/25	EUR	1,659	1,795	(12)
EUR/USD	GSC	04/16/25	EUR	6,878	7,444	268
EUR/USD	GSC	05/05/25	EUR	104	113	—
GBP/USD	CIT	04/16/25	GBP	577	745	38
HUF/EUR	JPM	04/03/25	EUR	(379)	(410)	(4)
HUF/EUR	JPM	06/18/25	EUR	(374)	(406)	(2)
HUF/EUR	JPM	06/18/25	EUR	(372)	(404)	—
IDR/USD	GSC	06/18/25	IDR	2,152,241	130	—
ILS/USD	CIT	04/25/25	ILS	590	159	(2)
ILS/USD	GSC	04/25/25	ILS	2,845	766	(26)
ILS/USD	SCB	04/25/25	ILS	838	226	(8)
INR/USD	CIT	06/18/25	INR	55,379	644	7
JPY/USD	CIT	04/16/25	JPY	284,000	1,896	(16)
JPY/USD	GSC	04/16/25	JPY	290,119	1,937	19
KRW/USD	GSC	04/28/25	KRW	590,609	402	(2)
KZT/USD	GSC	05/14/25	KZT	244,464	479	6
KZT/USD	JPM	05/14/25	KZT	32,154	63	—
KZT/USD	GSC	09/17/25	KZT	134,568	256	3
MXN/USD	JPM	04/16/25	MXN	178,183	8,690	86
MXN/USD	GSC	05/06/25	MXN	8,265	402	1
MXN/USD	JPM	05/06/25	MXN	7,357	358	—
PEN/USD	GSC	06/18/25	PEN	219	60	—
PLN/EUR	CIT	06/18/25	EUR	(210)	(228)	(1)
PLN/EUR	GSC	06/18/25	EUR	(637)	(692)	3
RON/EUR	GSC	05/16/25	EUR	(42)	(45)	—
THB/USD	CIT	04/16/25	THB	7,976	235	(1)
THB/USD	GSC	04/16/25	THB	13,201	389	(5)
THB/USD	GSC	05/14/25	THB	8,024	237	(1)
TRY/USD	GSC	05/27/25	TRY	5,535	136	(7)
TRY/USD	GSC	05/27/25	TRY	22,782	559	10
USD/AUD	GSC	04/16/25	AUD	(2,901)	(1,813)	25
USD/BRL	GSC	04/02/25	BRL	(1,626)	(285)	(4)
USD/BRL	GSC	04/02/25	BRL	(2,664)	(467)	1
USD/CLP	SSB	06/18/25	CLP	(227,082)	(239)	8
USD/COP	GSC	06/18/25	COP	(691,580)	(164)	1
USD/COP	SCB	06/18/25	COP	(2,494,550)	(590)	2
USD/EUR	CIT	04/03/25	EUR	(1,107)	(1,197)	(37)
USD/EUR	CIT	04/03/25	EUR	(151)	(163)	1
USD/EUR	GSC	04/03/25	EUR	(602)	(651)	3
USD/EUR	GSC	04/16/25	EUR	(11,614)	(12,568)	(14)
USD/EUR	JPM	04/16/25	EUR	(15,748)	(17,041)	(597)
USD/EUR	SSB	04/16/25	EUR	(29,878)	(32,332)	(1,132)
USD/EUR	CIT	05/05/25	EUR	(89)	(97)	—
USD/GBP	GSC	04/16/25	GBP	(62)	(81)	(2)
USD/GBP	JPM	04/16/25	GBP	(2,724)	(3,518)	(105)
USD/GBP	SSB	04/16/25	GBP	(3,687)	(4,763)	(141)
USD/HUF	GSC	04/16/25	HUF	(733,244)	(1,967)	(141)
USD/ILS	CIT	04/25/25	ILS	(1,403)	(378)	17
USD/ILS	GSC	04/25/25	ILS	(1,978)	(532)	15
USD/ILS	JPM	04/25/25	ILS	(893)	(240)	1
USD/INR	CIT	06/18/25	INR	(55,378)	(644)	(13)
USD/JPY	GSC	04/16/25	JPY	(531,069)	(3,546)	5
USD/JPY	JPM	04/16/25	JPY	(41,375)	(276)	(11)
USD/KZT	JPM	05/14/25	KZT	(70,098)	(137)	(1)
USD/MXN	GSC	04/16/25	MXN	(215,685)	(10,519)	226
USD/MXN	CIT	05/06/25	MXN	(7,720)	(375)	(1)
USD/MXN	CIT	05/06/25	MXN	(4,867)	(237)	4
USD/MXN	GSC	05/06/25	MXN	(8,771)	(426)	4
USD/MXN	JPM	05/06/25	MXN	(8,609)	(419)	9
USD/PEN	GSC	06/18/25	PEN	(101)	(27)	—
USD/PHP	GSC	04/28/25	PHP	(23,123)	(404)	(2)
USD/SGD	GSC	04/21/25	SGD	(543)	(405)	3
USD/THB	GSC	04/16/25	THB	(3,112)	(92)	(2)
USD/THB	JPM	04/16/25	THB	(5,396)	(159)	(4)
USD/THB	CIT	05/14/25	THB	(21,432)	(634)	(2)
USD/THB	CIT	06/18/25	THB	(12,646)	(375)	1
USD/THB	JPM	06/18/25	THB	(8,579)	(254)	2
USD/TRY	JPM	05/27/25	TRY	(2,240)	(55)	(5)
USD/ZAR	GSC	04/16/25	ZAR	(56,415)	(3,074)	(9)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	GSC	04/16/25	ZAR	20,029	1,091	14
ZAR/USD	JPM	05/16/25	ZAR	573	31	—
					(60,245)	(1,252)

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Total return swap agreements - receiving return

EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.80% (Q)	GSC	06/17/25	8,626	—	(29)
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR -0.95% (Q)	GSC	06/11/25	10,755	—	(43)
					—	(72)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	392,678	—	392,678
Corporate Bonds And Notes	—	242,547	—	242,547
Non-U.S. Government Agency Asset-Backed Securities	—	191,481	—	191,481
Short Term Investments	12,883	—	—	12,883
	12,883	826,706	—	839,589
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	333	—	—	333
Centrally Cleared Interest Rate Swap Agreements	—	17	—	17
Open Forward Foreign Currency Contracts	—	1,085	—	1,085
	333	1,102	—	1,435
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(573)	—	—	(573)
Centrally Cleared Interest Rate Swap Agreements	—	(42)	—	(42)
Centrally Cleared Credit Default Swap Agreements	—	(135)	—	(135)
Open Forward Foreign Currency Contracts	—	(2,337)	—	(2,337)
OTC Total Return Swap Agreements	—	(72)	—	(72)
	(573)	(2,586)	—	(3,159)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.6%
Financials 29.3%
American International Group, Inc.	731	63,538
AON Public Limited Company - Class A	179	71,616
Assurant, Inc.	430	90,143
Bank of America Corporation	2,429	101,382
Berkshire Hathaway Inc. - Class B (a)	252	134,457
Capital One Financial Corporation	267	47,931
CME Group Inc. - Class A	136	36,070
First Horizon Corporation	2,298	44,626
Goldman Sachs Group, Inc., The	68	36,881
Intercontinental Exchange, Inc.	257	44,383
JPMorgan Chase & Co.	485	119,078
MetLife, Inc.	463	37,157
RenaissanceRe Holdings Ltd	99	23,748
The PNC Financial Services Group, Inc.	174	30,527
U.S. Bancorp	332	14,002
Voya Financial, Inc.	330	22,364
		917,903
Health Care 18.1%
Alcon AG	489	46,429
Baxter International Inc.	1,084	37,113
Bristol-Myers Squibb Company	1,172	71,463
Danaher Corporation	286	58,606
Gilead Sciences, Inc.	345	38,682
Johnson & Johnson	491	81,345
Labcorp Holdings Inc.	147	34,206
Medtronic, Inc.	958	86,054
Sanofi - ADR	298	16,518
UnitedHealth Group Incorporated	180	94,479
		564,895
Industrials 11.5%
3M Company	156	22,924
AMETEK, Inc.	194	33,478
CSX Corporation	1,759	51,769
Delta Air Lines, Inc.	505	22,002
Ferguson Enterprises Inc.	108	17,225
GE Vernova Inc.	48	14,628
Howmet Aerospace Inc.	250	32,421
Hubbell Incorporated	168	55,730
Johnson Controls International Public Limited Company	374	29,999
L3Harris Technologies, Inc.	385	80,485
		360,661
Energy 8.5%
ConocoPhillips	235	24,711
Diamondback Energy, Inc.	155	24,814
EQT Corporation	758	40,489
Exxon Mobil Corporation	591	70,304
Hess Corporation	157	25,087
Marathon Petroleum Corporation	248	36,175
Phillips 66	364	44,954
		266,534
Information Technology 7.4%
Applied Materials, Inc.	152	22,107
Cisco Systems, Inc.	1,770	109,253
Dolby Laboratories, Inc. - Class A	659	52,925
International Business Machines Corporation	128	31,768
TE Connectivity Public Limited Company	107	15,098
		231,151
Materials 7.3%
CRH Public Limited Company	553	48,657
Crown Holdings, Inc.	352	31,460
Freeport-McMoRan Inc.	971	36,751
International Paper Company	1,099	58,616
Newmont Corporation	1,125	54,296
		229,780
Communication Services 5.9%
AT&T Inc.	4,092	115,716
Omnicom Group Inc.	325	26,923
Walt Disney Company, The	414	40,828
		183,467
Consumer Discretionary 4.6%
Best Buy Co., Inc.	185	13,585
General Motors Company	341	16,059
International Game Technology PLC	929	15,098
Las Vegas Sands Corp.	1,364	52,688
Royal Caribbean Cruises Ltd.	221	45,349
		142,779
Consumer Staples 2.5%
Kenvue Inc.	1,302	31,218
Philip Morris International Inc.	289	45,950
		77,168
Utilities 1.8%
Constellation Energy Group, Inc.	64	12,936
Dominion Energy, Inc.	793	44,489
		57,425
Real Estate 0.7%
Weyerhaeuser Company	782	22,902
Total Common Stocks (cost $2,812,003)		3,054,665
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	75,921	75,921
Total Short Term Investments (cost $75,921)		75,921
Total Investments 100.0% (cost $2,887,924)		3,130,586
Other Assets and Liabilities, Net 0.0%		1,279
Total Net Assets 100.0%		3,131,865

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	69,370	208,720	202,169	708	—	—	75,921	2.4
JNL Government Money Market Fund, 4.30% - Class SL	10,463	4,129	14,592	34	—	—	—	—
	79,833	212,849	216,761	742	—	—	75,921	2.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	3,054,665	—	—	3,054,665
Short Term Investments	75,921	—	—	75,921
	3,130,586	—	—	3,130,586

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 91.0%
Mortgage-Backed Securities 63.5%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 02/01/52	20,138	18,972
3.50%, 06/01/48	99	91
3.00%, 05/01/52	1,160	1,006
5.50%, 01/01/53 - 10/01/53	7,806	7,814
6.00%, 02/01/53	46,309	47,145
4.50%, 05/01/53 - 06/01/53	985	944
5.00%, 08/01/54	387	379
6.50%, 09/01/54	160	165
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	34,032	32,081
3.50%, 03/01/48 - 02/01/50	3,631	3,316
3.00%, 03/01/50 - 05/01/52	4,641	4,067
5.50%, 11/01/52 - 10/01/53	29,299	29,344
4.50%, 04/01/53 - 05/01/53	536	514
6.00%, 09/01/53	251	255
6.50%, 10/01/53 - 01/01/54	23,296	24,044
TBA, 5.50%, 04/15/55 - 05/15/55 (a)	126,575	126,319
TBA, 3.00%, 05/15/55 (a)	20,000	17,336
TBA, 3.50%, 05/15/55 (a)	26,950	24,301
TBA, 4.00%, 05/15/55 (a)	41,000	38,164
TBA, 4.50%, 05/15/55 - 06/15/55 (a)	15,300	14,633
TBA, 5.00%, 05/15/55 (a)	137,925	135,075
TBA, 6.00%, 05/15/55 (a)	175,625	178,198
TBA, 7.00%, 05/15/55 (a)	17,300	18,087
TBA, 6.50%, 06/15/55 (a)	225,700	232,303
Government National Mortgage Association
3.50%, 11/20/54	12,599	11,526
TBA, 3.00%, 04/15/55 (a)	4,000	3,543
TBA, 4.00%, 04/15/55 (a)	12,600	11,797
TBA, 4.50%, 05/15/55 (a)	14,900	14,293
TBA, 5.00%, 05/15/55 (a)	4,000	3,933
TBA, 5.50%, 05/15/55 (a)	3,000	3,003
		1,002,648
U.S. Treasury Inflation Indexed Securities 8.8%
Treasury, United States Department of
0.38%, 07/15/25 - 07/15/27 (b)	7,730	7,721
0.75%, 07/15/28 (b) (c)	3,330	3,289
0.88%, 01/15/29 - 02/15/47 (b)	13,432	12,493
0.25%, 07/15/29 - 02/15/50 (b)	20,482	18,452
0.13%, 07/15/30 - 07/15/31 (b)	9,382	8,762
0.63%, 07/15/32 - 02/15/43 (b)	12,879	11,949
1.38%, 07/15/33 (b) (c)	29,392	28,662
1.75%, 01/15/34 (b)	3,100	3,094
1.88%, 07/15/34 (b)	25,816	26,046
2.13%, 02/15/40 - 02/15/41 (b)	584	589
0.75%, 02/15/42 - 02/15/45 (b)	3,867	2,956
1.38%, 02/15/44 (b)	545	474
1.00%, 02/15/46 - 02/15/49 (b)	14,704	11,246
1.50%, 02/15/53 (b)	3,847	3,197
		138,930
Sovereign 7.1%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (d)	12,589	3,660
6.95%, 08/12/31, PEN (e)	30,000	8,721
6.15%, 08/12/32, PEN	4,571	1,255
6.15%, 08/12/32, PEN (d)	6,434	1,757
7.30%, 08/12/33, PEN	8,800	2,541
5.40%, 08/12/34, PEN	1,100	275
5.40%, 08/12/34, PEN (d)	502	125
5.40%, 08/12/34, PEN (e)	2,400	595
6.90%, 08/12/37, PEN (d)	3,314	889
7.60%, 08/12/39, PEN	1,000	285
5.35%, 08/12/40, PEN	400	91
Gobierno de la Provincia de Buenos Aires
40.73%, (BADLAR + 3.75%), 04/12/25, ARS (e) (f)	6,440	5
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	30,000	1,438
7.50%, 06/03/27 - 05/26/33, MXN	45,900	2,181
8.50%, 03/01/29 - 05/31/29, MXN	104,800	5,064
7.75%, 05/29/31 - 11/23/34, MXN	86,500	3,897
4.63%, 05/04/33, EUR	1,700	1,795
Government of Saudi Arabia
5.13%, 01/13/28 (d)	1,300	1,315
5.38%, 01/13/31 (d)	1,200	1,231
3.38%, 03/05/32, EUR (d)	600	640
3.75%, 03/05/37, EUR (d)	900	932
Ministry of Finance
5.63%, 02/19/35	2,600	2,583
3.80%, 05/13/60 (e)	2,434	1,560
Ministry of Finance of the Russian Federation
0.00%, 03/31/30 (e) (g) (h)	199	129
0.00%, 04/04/42 - 09/16/43 (e) (g) (h)	3,400	2,296
0.00%, 04/04/42 - 09/16/43 (d) (e) (g) (h)	3,000	2,025
0.00%, 06/23/47 (e) (g) (h) (i)	5,400	—
0.00%, 06/23/47 (d) (e) (g) (h) (i)	400	—
Presidencia De La Nacion
1.00%, 07/09/29	507	391
0.75%, 07/09/30 (j)	4,894	3,454
4.13%, 07/09/35 - 07/09/46 (j)	4,461	2,772
5.00%, 01/09/38 (j)	3,720	2,436
3.50%, 07/09/41 (j)	4,210	2,421
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	5,900	6,342
Republica Bolivariana de Venezuela
0.00%, 04/21/25 - 12/09/49 (e) (g) (h)	5,970	1,069
Romania, Government of
5.38%, 03/22/31, EUR (d)	1,420	1,520
5.13%, 09/24/31, EUR (d)	2,900	3,028
5.88%, 07/11/32, EUR (d)	3,900	4,177
6.25%, 09/10/34, EUR (d) (k)	3,000	3,204
5.63%, 02/22/36 - 05/30/37, EUR (d)	2,540	2,517
South Africa, Parliament of
10.50%, 12/21/26, ZAR	129,700	7,323
8.00%, 01/31/30, ZAR	12,600	659
7.00%, 02/28/31, ZAR	68,100	3,298
8.88%, 02/28/35, ZAR	119,900	5,854
8.50%, 01/31/37, ZAR	37,800	1,715
9.00%, 01/31/40, ZAR	8,600	388
The Arab Republic of Egypt
21.95%, 03/04/28, EGP	208,400	4,163
Turkiye Cumhuriyeti Basbakanlik
50.00%, 05/20/26 - 05/17/28, TRY	117,900	2,939
48.64%, 09/06/28, TRY	7,500	199
6.13%, 10/24/28	600	592
7.63%, 04/26/29	1,330	1,367
5.25%, 03/13/30	3,400	3,153
5.75%, 05/11/47	800	597
		112,863
U.S. Treasury Note 6.9%
Treasury, United States Department of
2.63%, 01/31/26 (c)	10,300	10,174
4.50%, 03/31/26 - 04/15/27	67,400	67,922
0.50%, 10/31/27 (c)	100	92
0.63%, 11/30/27 - 12/31/27 (c)	1,100	1,009
0.75%, 01/31/28 (c)	210	192
2.38%, 03/31/29	11,900	11,221
2.75%, 08/15/32	19,800	18,105
		108,715
U.S. Treasury Bond 3.0%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,580
3.00%, 08/15/48	30	23
4.63%, 05/15/54	22,300	22,377
4.25%, 08/15/54	3,000	2,832
4.50%, 11/15/54	17,400	17,147
		46,959

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Treasury Inflation Indexed Securities 1.7%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (l)	213,591	10,048
4.00%, 11/30/28 - 08/24/34, MXN (l)	314,368	14,841
2.75%, 11/27/31, MXN (l)	64,911	2,772
		27,661
Total Government And Agency Obligations (cost $1,465,180)		1,437,776
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 41.0%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 4.69%, (1 Month Term SOFR + 0.37%), 09/25/36 (f) (j)	2,116	2,094
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 2.41%, (1 Month Term SOFR + 0.80%), 08/25/35 (f) (j) (m)	5,517	4,712
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 6.43%, (1 Month Term SOFR + 1.13%), 04/25/34 (f) (j) (m)	3,785	3,586
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 5.07%, (1 Month Term SOFR + 0.75%), 03/25/30 (f)	1,031	838
Alba 2006-2 PLC
Series 2006-D-2, 5.04%, (SONIA + 0.58%), 12/15/38, GBP (e) (f)	781	934
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	1,730	1,702
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 5.29%, (1 Month Term SOFR + 2.14%), 07/25/35 (f) (j) (m)	1,851	1,781
Series 2005-A3-38, REMIC, 5.30%, (1 Month Term SOFR + 0.81%), 09/25/35 (f) (j) (m)	191	167
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	619	456
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 4.41%, (1 Month Term SOFR + 0.81%), 10/25/35 (f) (j) (m)	6,569	5,554
Series 2005-1A1-59, REMIC, 4.57%, (1 Month Term SOFR + 0.77%), 11/20/35 (f) (j) (m)	1,269	1,172
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 4.87%, (1 Month Term SOFR + 0.67%), 02/25/36 (f) (j) (m)	635	540
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 4.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (f) (j)	1,245	1,115
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,005	1,710
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,574	1,519
Series 2015-AA-2, 3.60%, 09/22/27	402	388
Ameriquest Mortgage Securities Inc.
Series 2005-M5-R10, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 11/25/35 (f) (j)	4,660	4,253
Anchorage Credit Funding 11, Ltd.
Series 2020-A-11A, 3.40%, 04/25/38	3,450	3,320
Anchorage Credit Funding 12, Ltd.
Series 2020-A1-12A, 3.18%, 10/25/38	1,000	955
Anchorage Credit Funding 13, Ltd.
Series 2021-A1-13A, 2.88%, 07/27/39	1,000	929
Anchorage Credit Funding 14, Ltd.
Series 2021-A-14A, 3.00%, 01/23/40	1,000	936
Anchorage Credit Funding 2 Ltd
Series 2015-ARV-2A, 3.93%, 04/25/38	2,300	2,230
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 5.00%, (3 Month Term SOFR + 0.71%), 10/11/42 (d) (f)	5,919	5,351
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-A-5A, 6.12%, 04/20/26	400	405
Series 2023-A-3A, 5.44%, 02/20/27	150	152
Series 2023-A-5A, 5.78%, 04/20/27	320	327
Series 2024-A-2A, 5.13%, 10/20/27	790	800
Avon Finance No.4 PLC
Series A-4A, 5.51%, (SONIA + 0.90%), 12/28/49, GBP (d) (f) (j)	6,515	8,428
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 5.36%, (3 Month Term SOFR + 1.06%), 07/24/34 (f)	6,400	6,386
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 4.80%, (1 Month Term SOFR + 0.79%), 02/20/35 (f) (j) (m)	2,419	2,313
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	72	72
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (f)	3,474	1,608
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 4.97%, (1 Month Term SOFR + 0.65%), 10/25/35 (f) (j)	540	533
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 5.41%, (1 Month Term SOFR + 1.09%), 12/25/34 (f) (j)	2,969	2,926
BHG Securitization Trust 2025-1CON
Series 2025-A-1CON, 4.82%, 04/17/36	4,800	4,816
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 3.06%, 12/15/29 (f) (m)	6,296	430
BridgeCrest Lending Auto Securitization Trust 2024-4
Series 2024-A2-4, 4.84%, 11/17/25	6,186	6,189
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 6.08%, (1 Month Term SOFR + 1.76%), 10/15/36 (f)	2,200	2,195
Series 2021-D-ARIA, REMIC, 6.33%, (1 Month Term SOFR + 2.01%), 10/15/36 (f)	2,400	2,392
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 11/17/36 (f)	773	764
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 3.98%, (1 Month Term SOFR + 0.35%), 07/25/36 (f) (j) (m)	7,130	6,093
Carval
Series 2018-AR-1A, 5.54%, (3 Month Term SOFR + 1.23%), 07/16/31 (f)	11,888	11,878
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	6,300	6,353
CBAM 2018-5 Ltd
Series 2018-A-5A, 5.58%, (3 Month Term SOFR + 1.28%), 04/17/31 (f)	722	722
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 2.25%, (1 Month Term SOFR + 0.41%), 10/25/36 (f) (j) (m)	4,920	3,995
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.39%, (1 Month Term SOFR + 0.39%), 01/25/35 (d) (f) (j)	91	87
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,186	494
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	5,336	5,277
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,391
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,641	1,610
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 5.14%, (1 Month Term SOFR + 0.82%), 11/25/36 (f) (j)	2,664	2,751
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 6.66%, 11/25/37 (f)	2,532	2,296
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (f) (j)	2,989	2,975
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,574	2,230
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,862	772
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 08/15/25	100	100
Series 2023-C-B, 6.04%, 07/16/29	300	304

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.62%, 03/25/68 (f) (j) (m)	5,194	5,236
CSMC 2021-RPL3 Trust
Series 2021-M1-RPL3, REMIC, 3.38%, 01/25/60	1,000	827
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.58%, 08/26/36 (f)	510	496
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	458	212
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 5.81%, 06/26/36 (f)	1,682	1,329
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 4.04%, (1 Month Term SOFR + 0.34%), 09/25/35 (f) (j) (m)	13,382	11,469
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 4.49%, (1 Month Term SOFR + 0.25%), 05/25/35 (f) (j) (m)	584	559
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 3.38%, (1 Month Term SOFR + 0.37%), 11/25/36 (f) (j) (m)	9,828	7,799
CWABS, Inc.
Series 2004-M6-BC5, REMIC, 5.82%, (1 Month Term SOFR + 1.76%), 07/25/34 (f) (j) (m)	3,733	3,672
Series 2004-M1-SD3, REMIC, 8.47%, (1 Month Term SOFR + 1.39%), 07/25/34 (f) (j) (m)	156	155
Series 2004-M4-AB2, REMIC, 4.43%, (1 Month Term SOFR + 1.39%), 11/25/34 (f) (j) (m)	2,450	2,063
Series 2005-MV6-7, REMIC, 4.81%, (1 Month Term SOFR + 1.31%), 08/25/35 (f) (j) (m)	4,000	3,607
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 4.71%, (1 Month Term SOFR + 0.51%), 04/25/46 (f) (j) (m)	2,124	1,798
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 5.78%, (1 Month Term SOFR + 1.46%), 11/25/35 (f)	5,296	2,327
Diameter Credit Funding II Ltd
Series 2019-A-2A, 3.94%, 01/25/38	950	930
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 4.87%, (1 Month Term SOFR + 0.83%), 01/19/45 (f) (j) (m)	1,026	922
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (f)	69	68
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (j)	9,758	9,862
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 4.40%, (1 Month Term SOFR + 2.21%), 05/25/37 (f) (j) (m)	28,000	23,959
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 3.92%, (1 Month Term SOFR + 1.09%), 01/25/36 (f) (j) (m)	5,905	5,166
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 5.13%, (SONIA + 0.67%), 06/13/45, GBP (e) (f)	11,954	13,700
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 5.28%, (SONIA + 0.82%), 09/13/45, GBP (e) (f)	18	23
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (f)	11,173	11,163
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 3.05%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (j) (m)	6,507	4,046
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 1.86%, (1 Month Term SOFR + 0.25%), 01/25/37 (f) (j) (m)	13,069	6,707
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 5.53%, (3 Month Term SOFR + 1.23%), 10/15/30 (f)	1,211	1,211
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 3.13%, (1 Month Term SOFR + 0.80%), 10/25/35 (f) (j) (m)	17,554	14,197
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	6,461	6,465
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 1.52%, (1 Month Term SOFR + 0.65%), 03/25/36 (f) (j) (m)	3,595	1,685
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 1.85%, 04/28/37 (f)	23,904	5,588
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 4.57%, (1 Month Term SOFR + 0.51%), 06/25/34 (f) (m)	3,225	2,873
Series 2004-M2-10, REMIC, 4.31%, 08/25/34 (f) (j) (m)	2,993	2,696
HarborView Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 2.74%, (1 Month Term SOFR + 0.51%), 07/21/36 (f) (j) (m)	4,351	2,160
Harley Marine Financing LLC
Series 2023-A1-1, 9.25%, 12/15/27	75	76
Series 2023-A2-1, 9.75%, 12/15/27	79	80
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 6.35%, (3 Month Term SOFR + 2.02%), 05/23/39 (f)	9,189	9,143
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 5.21%, (1 Month Term SOFR + 0.89%), 10/25/34 (f) (j)	970	952
Honda Auto Receivables 2024-4 Owner Trust
Series 2024-A2-4, 4.56%, 04/15/26	7,900	7,900
Series 2024-A3-4, 4.33%, 01/18/28	7,900	7,894
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.47%, 06/25/36 (f)	2,114	1,359
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 4.83%, (1 Month Term SOFR + 0.51%), 05/25/35 (f)	869	542
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 5.01%, (1 Month Term SOFR + 0.65%), 05/25/36 (f) (j) (m)	887	737
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 5.73%, (1 Month Term SOFR + 0.43%), 10/25/36 (f) (j) (m)	844	753
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-A-2NU, REMIC, 1.97%, 01/07/28	7,390	6,554
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/25/35 (f)	5,453	5,267
J.P. Morgan Mortgage Trust 2022-DCS1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (f)	4,044	3,917
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (f)	4,383	4,412
J.P. Morgan Seasoned Mortgage Trust 2024-1
Series 2024-A3-1, REMIC, 4.45%, 01/25/63 (f)	983	941
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (f)	2,600	2,534
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 3.22%, (1 Month EURIBOR + 0.85%), 09/25/62, EUR (e) (f) (j)	7,818	8,441
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 5.88%, (1 Month Term SOFR + 1.56%), 11/17/36 (f) (j)	4,124	4,122
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 0.12%, (1 Month Term SOFR + 0.61%), 08/25/47 (f) (j) (m)	2,049	1,923
Lugo Funding Designated Activity Company
Series 2024-A-1A, 3.52%, (3 Month EURIBOR + 1.00%), 05/26/66, EUR (d) (f)	13,571	14,608
Magnetite XXV, Limited
Series 2020-A-25A, 5.76%, (3 Month Term SOFR + 1.46%), 01/26/32 (f)	2,257	2,256
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 5.79%, (SONIA + 1.22%), 10/15/48, GBP (e) (f)	2,999	3,655

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Marathon CLO XIII Ltd
Series 2019-AAR2-1A, 5.50%, (3 Month Term SOFR + 1.20%), 04/15/32 (f)	8,642	8,640
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 5.78%, (1 Month Term SOFR + 1.97%), 06/25/35 (f) (j) (m)	2,828	2,871
Series 2005-A4-NC2, REMIC, 1.17%, (1 Month Term SOFR + 0.81%), 11/25/35 (f) (j) (m)	8,278	4,707
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 4.50%, (1 Month Term SOFR + 1.01%), 01/25/35 (f) (j) (m)	2,560	2,512
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/42 (d) (j)	935	627
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (j)	12,628	12,363
Mill City Mortgage Loan Trust 2017-1
Series 2017-B3-1, REMIC, 3.97%, 04/25/33 (f)	1,638	1,380
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,636
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 6.81%, (1 Month Term SOFR + 2.49%), 12/15/38 (f)	2,929	2,714
Series 2021-E-230P, REMIC, 7.51%, (1 Month Term SOFR + 3.19%), 12/15/38 (f)	1,050	903
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 3.64%, (12 Month Treasury Average + 0.84%), 05/25/47 (f) (m)	1,432	1,184
Navient Funding, LLC
Series 2006-A5-B, REMIC, 4.83%, (3 Month Term SOFR + 0.53%), 12/15/39 (f)	989	963
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 5.35%, (SOFR 30-Day Average + 1.01%), 02/25/33 (f)	5,174	5,131
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	2,215	2,308
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A2-RPL3, REMIC, 3.00%, 07/25/59 (f)	1,500	1,363
Newgate Funding PLC
Series 2007-A3-2X, 4.92%, (SONIA + 0.28%), 12/15/50, GBP (e) (f)	2,498	3,155
Nissan Auto Receivables 2024-B Owner Trust
Series 2024-A2A-B, 4.51%, 06/15/27	7,300	7,311
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.73%, (1 Month Term SOFR + 0.29%), 03/25/37 (f) (j) (m)	36,024	11,085
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	4,300	4,314
Pagaya AI Debt Trust 2023-3
Series 2023-A-3, 7.60%, 12/16/30	505	506
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 0.00%, (1 Month Term SOFR + 1.15%), 05/25/35 (f) (j) (m)	4,461	3,271
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 0.46%, (1 Month Term SOFR + 0.97%), 08/25/35 (f) (j) (m)	1,007	973
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 5.03%, (1 Month Term SOFR + 0.71%), 07/25/37 (f) (j)	2,606	2,520
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 5.33%, (SONIA + 0.69%), 12/15/40, GBP (e) (f) (j)	846	1,086
PRET 2024-NPL8, LLC
Series 2024-A1-NPL8, 5.96%, 11/25/27 (j)	8,495	8,493
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 4.98%, (1 Month Term SOFR + 2.06%), 04/25/35 (f) (j) (m)	3,738	3,536
RCKT Mortgage Trust 2024-CES5
Series 2024-A1A-CES5, REMIC, 5.85%, 07/25/28 (f) (j)	4,978	4,998
RCKT Mortgage Trust 2024-CES7
Series 2024-A1A-CES7, REMIC, 5.16%, 09/25/28 (j)	1,190	1,183
Regional Management Issuance Trust 2024-2
Series 2024-A-2, 5.11%, 12/15/33	4,600	4,629
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (j)	19,851	6,416
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (j)	2,934	1,037
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 09/25/25	3,936	3,968
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,472	1,282
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (f)	648	516
Romark Credit Funding I Ltd
Series 2020-AV-1A, 3.57%, 04/28/38	1,700	1,648
Santander Drive Auto Receivables Trust 2024-5
Series 2024-A2-5, 4.88%, 12/15/25	6,318	6,320
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 2.10%, (1 Month Term SOFR + 0.91%), 03/25/35 (f) (j) (m)	346	279
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, REMIC, 0.00%, (1 Month Term SOFR + 1.09%), 04/25/35 (f) (j) (m)	853	759
Series 2006-M3-OP1, REMIC, 2.83%, (1 Month Term SOFR + 0.73%), 10/25/35 (f) (j) (m)	843	838
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 3.27%, (1 Month Term SOFR + 0.82%), 10/25/35 (f) (j) (m)	4,975	4,525
Shamrock Residential 2022-2 Designated Activity Company
Series 2022-A-2, 3.62%, (1 Month EURIBOR + 1.25%), 02/24/71, EUR (e) (f)	9,021	9,761
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 5.25%, (SOFR 30-Day Average + 0.91%), 03/25/26 (f)	5,470	5,402
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	2,009	1,944
Series 2022-A1B-B, REMIC, 5.80%, (SOFR 30-Day Average + 1.45%), 02/16/55 (f)	2,009	2,022
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 6.20%, (SOFR 30-Day Average + 1.85%), 05/16/50 (f)	1,950	1,970
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.45%, (SOFR 30-Day Average + 1.25%), 07/05/53 (f)	3,575	3,599
Sound Point CLO XVIII Ltd
Series 2017-A1-4A, 5.67%, (3 Month Term SOFR + 1.38%), 01/21/31 (f)	2,145	2,145
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.58%, (3 Month Term SOFR + 1.28%), 01/26/32 (f)	12,390	12,369
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 4.34%, (1 Month Term SOFR + 1.28%), 04/25/35 (f) (j) (m)	2,810	2,642
Series 2005-M2-OPT2, REMIC, 2.44%, (1 Month Term SOFR + 0.95%), 08/25/35 (f) (j) (m)	8,225	7,218
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 1.64%, (1 Month Term SOFR + 0.41%), 06/25/37 (f) (j) (m)	16,161	8,591
Spirit Airlines, Inc.
Series 2017-AA-1, 0.00%, 02/15/30 (g) (h)	250	220
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 4.45%, (1 Month Term SOFR + 0.94%), 06/25/34 (f) (j) (m)	3,138	2,938
Series 2005-M2-HE1, REMIC, 3.81%, (1 Month Term SOFR + 0.83%), 07/25/35 (f) (j) (m)	887	837
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 3.15%, (1 Month Term SOFR + 0.81%), 05/25/37 (f) (j) (m)	15,395	11,404
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 1.64%, (1 Month Term SOFR + 0.31%), 06/25/37 (f) (j) (m)	12,365	7,946

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	1,800	1,789
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	9,997	9,384
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	748	705
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,151	1,168
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.91%, 06/25/67 (f) (j) (m)	4,471	4,444
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (f)	5,568	5,570
Washington Mutual Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.70%, (1 Month Term SOFR + 0.36%), 04/25/37 (f) (j) (m)	35,593	11,801
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 4.24%, (1 Month Term SOFR + 0.89%), 06/25/45 (f) (j) (m)	1,002	1,022
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 5.18%, 09/25/35 (f)	2,385	2,158
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 3.31%, (12 Month Treasury Average + 0.70%), 04/25/47 (f) (m)	962	830
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 6.68%, 12/25/37 (f)	10,576	9,544
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (f)	800	811
Total Non-U.S. Government Agency Asset-Backed Securities (cost $693,379)		647,526
CORPORATE BONDS AND NOTES 12.6%
Financials 4.8%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	2,240	2,099
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (e)	100	107
Banco Bilbao Vizcaya Argentaria, S.A.
6.03%, 03/13/35	800	824
Banco Santander, S.A.
6.53%, 11/07/27 (n)	1,500	1,542
6.61%, 11/07/28 (n)	1,200	1,275
Barclays PLC
6.49%, 09/13/29	1,200	1,261
7.44%, 11/02/33 (n)	2,200	2,448
BPCE
6.71%, 10/19/29 (d)	1,650	1,737
5.88%, 01/14/31 (d) (n)	4,400	4,513
7.00%, 10/19/34 (d)	1,400	1,523
CaixaBank, S.A.
6.84%, 09/13/34 (d)	1,100	1,196
Credicorp Capital Sociedad Titularizada S.A.
10.10%, 12/15/43, PEN (d)	1,000	290
Credit Suisse Group AG
3.25%, 04/02/26, EUR (e) (n)	550	595
7.75%, 03/01/29, EUR (e) (n)	2,350	2,859
Deutsche Bank Aktiengesellschaft
5.40%, 09/11/35 (n)	200	195
Ford Motor Credit Company LLC
4.54%, 08/01/26	2,400	2,365
2.70%, 08/10/26	3,700	3,561
4.13%, 08/17/27	3,200	3,091
3.82%, 11/02/27	3,067	2,928
2.90%, 02/16/28	200	185
JAB Holdings B.V.
4.38%, 04/25/34, EUR (e)	3,400	3,713
Marex Group PLC
6.40%, 11/04/29	300	305
Nationwide Building Society
4.30%, 03/08/29 (d)	1,600	1,578
NatWest Group PLC
4.89%, 05/18/29 (n)	200	200
5.08%, 01/27/30 (n)	2,800	2,818
4.45%, 05/08/30 (n)	2,000	1,962
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (d) (o)	6,449	4,490
Rio Oil Finance Trust
8.20%, 04/06/28 (d)	148	152
Santander Holdings USA, Inc.
5.35%, 09/06/30	700	697
Santander UK Group Holdings PLC
3.82%, 11/03/28 (n)	1,800	1,751
6.53%, 01/10/29 (n)	1,000	1,038
4.86%, 09/11/30 (n)	800	792
5.69%, 04/15/31 (n)	2,000	2,040
Societe Generale
6.69%, 01/10/34 (d) (n)	200	211
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (f) (j) (p)	2,801	3,396
UBS Group AG
6.33%, 12/22/27 (d)	4,400	4,518
6.25%, 09/22/29 (d)	3,000	3,133
4.19%, 04/01/31 (d) (n)	700	673
3.09%, 05/14/32 (d)	1,550	1,381
6.54%, 08/12/33 (d) (n)	2,850	3,059
9.02%, 11/15/33 (d) (n)	300	367
5.96%, 01/12/34 (d) (n)	925	960
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (d) (g) (h) (i)	1,141	—
Wells Fargo & Company
6.30%, 10/23/29	2,400	2,521
		76,349
Utilities 2.1%
Chile Electricity Lux MPC II S.a r.l.
5.58%, 10/20/35 (d)	700	698
Edison International
6.25%, 03/15/30	400	405
5.25%, 03/15/32	3,600	3,425
PG&E Company
3.50%, 06/15/25	577	575
3.30%, 03/15/27 - 12/01/27	1,347	1,298
3.00%, 06/15/28	3,343	3,139
3.75%, 07/01/28	976	938
4.55%, 07/01/30 (k)	7,255	7,017
4.40%, 03/01/32	1,000	935
4.30%, 03/15/45	10,743	8,407
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo
0.00%, 11/09/28 (e) (g) (h)	400	307
Thames Water Utilities Finance PLC
4.00%, 04/18/27, EUR (e)	100	80
1.60%, 12/23/27 (e)	200	146
0.88%, 01/31/28, EUR (e)	1,700	1,340
3.50%, 02/25/28, GBP (e)	100	94
4.38%, 01/18/31, EUR (e)	700	555
7.13%, 04/30/31, GBP (e)	100	98
2.63%, 01/24/32, GBP (e)	400	374
1.25%, 01/31/32, EUR (e)	200	156
6.50%, 02/09/32, GBP	100	96
4.38%, 07/03/34, GBP (e)	300	286
5.13%, 09/28/37, GBP	200	191
5.50%, 02/11/41, GBP (e)	700	676
7.75%, 04/30/44, GBP (e)	600	599
Thames Water Utilities Limited
9.75%, 04/30/28, GBP (i)	1,410	1,703
		33,538

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Energy 1.8%
Energy Transfer LP
6.10%, 12/01/28	1,700	1,775
Expand Energy Corporation
5.70%, 01/15/35	500	502
Gaz Capital S.A.
0.00%, 03/23/27 (e) (g) (h)	800	644
Gaz Finance PLC
0.00%, 06/29/27 - 01/27/29 (e) (g) (h)	6,600	4,401
Petroleos de Venezuela, S.A.
0.00%, 05/16/25 - 04/12/37 (e) (g) (h)	1,590	214
Petroleos Mexicanos
6.70%, 02/16/32	7,889	6,940
6.95%, 01/28/60	1,190	814
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	55	49
5.75%, 09/30/39 (d) (k)	588	568
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	2,200	2,032
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	1,600	1,634
9.50%, 02/01/29 (d)	200	214
7.00%, 01/15/30 (d)	5,400	5,321
9.88%, 02/01/32 (d)	3,000	3,187
		28,295
Communication Services 1.0%
Altice France
4.13%, 01/15/29, EUR (e)	100	86
4.25%, 10/15/29, EUR (e)	100	86
Altice France Holding S.A.
5.88%, 02/01/27, EUR (e)	400	383
8.13%, 02/01/27 (d)	1,000	898
5.50%, 01/15/28 - 10/15/29 (d)	600	479
5.13%, 01/15/29 - 07/15/29 (d)	900	710
DISH DBS Corporation
5.25%, 12/01/26 (d)	2,590	2,379
5.75%, 12/01/28 (d)	2,090	1,765
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	8,903	8,474
		15,260
Consumer Discretionary 0.8%
Carvana Co.
11.00%, 06/01/30 (d) (j) (q)	1,836	1,943
14.00%, 06/01/31 (d) (q)	2,285	2,536
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	90	116
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (d)	2,000	1,980
4.35%, 09/17/27 (d)	4,300	4,169
4.81%, 09/17/30 (d)	300	285
Stellantis Finance US Inc.
5.75%, 03/18/30 (d)	700	699
6.45%, 03/18/35 (d)	400	397
		12,125
Industrials 0.6%
Boeing Company, The
2.75%, 02/01/26	2,140	2,103
2.20%, 02/04/26 (r)	6,480	6,341
6.26%, 05/01/27 (r)	630	648
6.30%, 05/01/29 (r)	90	94
6.53%, 05/01/34 (r)	300	321
		9,507
Health Care 0.5%
Bayer US Finance LLC
6.25%, 01/21/29 (d)	3,700	3,834
Centene Corporation
3.38%, 02/15/30	700	633
3.00%, 10/15/30	1,900	1,665
2.63%, 08/01/31	3,000	2,526
		8,658
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	5,700	5,935
Flora Food Management B.V.
6.88%, 07/02/29, EUR (d)	1,200	1,310
		7,245
Real Estate 0.3%
Country Garden Holdings Company Limited
0.00%, 10/22/25 - 01/17/49 (e) (g) (h)	1,800	172
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	89
GLP Financing, LLC
5.30%, 01/15/29	268	269
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	800	704
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (e)	1,895	2,018
Uniti Group Inc.
10.50%, 02/15/28 (d)	1,654	1,758
6.50%, 02/15/29 (d)	507	456
		5,498
Information Technology 0.1%
Synopsys, Inc.
4.85%, 04/01/30	700	705
5.00%, 04/01/32	800	804
		1,509
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (d) (r)	943	943
Total Corporate Bonds And Notes (cost $206,371)		198,927
SENIOR FLOATING RATE INSTRUMENTS 3.0%
Health Care 1.2%
Envision Healthcare Corporation
2023 First Out Term Loan, 11.15%, (SOFR + 6.75%), 07/20/26 (f) (i)	2,591	2,591
2023 Last Out Term Loan, 12.28%, (3 Month Term SOFR + 7.88%), 11/03/28 (f) (i)	15,711	15,711
		18,302
Industrials 0.7%
American Airlines, Inc.
2021 Term Loan, 9.30%, (3 Month Term SOFR + 4.75%), 03/10/28 (f)	1,469	1,498
TransDigm, Inc.
2023 Term Loan J, 6.83%, (3 Month Term SOFR + 2.50%), 02/28/31 (f)	9,649	9,589
		11,087
Information Technology 0.3%
Poseidon Bidco SASU
2024 EUR Term Loan B, 0.00%, (3 Month EURIBOR + 5.00%), 12/31/49, EUR (f) (s)	2,100	1,573
Softbank Vision Fund II
Term Loan, 6.00%, 12/21/25 (f) (i)	3,967	3,930
		5,503
Sovereign 0.3%
Republic of Panama
Term Loan, 0.00%, 12/31/49, EUR (f) (i) (s)	3,900	4,217
Communication Services 0.3%
Altice France S.A.
2023 USD Term Loan B14, 9.80%, (3 Month Term SOFR + 5.50%), 08/31/28 (f)	1,092	977
Numericable Group SA
USD Term Loan B11, 7.43%, (3 Month USD LIBOR + 2.75%), 07/31/25 (f)	400	346
Subcalidora 2
2024 EUR Term Loan, 8.43%, (3 Month EURIBOR + 5.75%), 08/14/29, EUR (f) (i)	1,200	1,311
Syniverse Holdings, Inc.
2022 Term Loan, 11.33%, (3 Month Term SOFR + 7.00%), 05/06/27 (f)	1,496	1,466
		4,100
Materials 0.2%
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 9.79%, (SOFR + 5.50%), 01/04/30 (f)	2,451	2,272

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
EUR Term Loan B1, 8.11%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (f)	1,300	1,355
Westmoreland Coal Company
PIK Term Loan, 8.00%, 03/15/29 (f) (i) (q)	23	10
		3,637
Consumer Discretionary 0.0%
Hudsons Bay Co
Term Loan, 0.00%, (SOFR + 7.00%), 09/30/26 (f) (i) (s)	827	815
Energy 0.0%
Lealand Finance Company B.V.
2020 Take Back Term Loan, 8.44%, (1 Month Term SOFR + 4.00%), 06/30/25 (f) (q)	75	31
2020 Make Whole Term Loan, 7.44%, (1 Month Term SOFR + 3.00%), 06/30/27 (f)	21	11
		42
Total Senior Floating Rate Instruments (cost $48,162)		47,703
COMMON STOCKS 0.8%
Communication Services 0.5%
Clear Channel Outdoor Holdings, Inc. (g)	515	572
iHeartMedia, Inc. (g)	91	92
iHeartMedia, Inc. - Class A (g)	124	205
Intelsat Jackson Holdings, Ltd. (g) (i)	124	4,174
Windstream Holdings, Inc. (g) (i)	109	2,442
		7,485
Health Care 0.3%
Amsurg Corp. (g) (i)	101	4,743
Real Estate 0.0%
Uniti Group Inc.	40	204
Financials 0.0%
UBS Group AG	4	126
Energy 0.0%
WestMet Group Holdings (g)	2	7
Materials 0.0%
Westmoreland Coal Company (g)	1	1
Total Common Stocks (cost $15,804)		12,566
WARRANTS 0.1%
Intelsat Jackson Holdings, Ltd. (g) (i)	—	—
Intelsat Jackson Holdings, Ltd. (g) (i)	1	2
Windstream Holdings, Inc. (g) (i)	72	931
Total Warrants (cost $938)		933
SHORT TERM INVESTMENTS 2.4%
Treasury Securities 1.2%
Presidencia da Republica
10.84%, 07/01/25, BRL	28,700	4,865
12.90%, 10/01/25, BRL	81,700	13,351
		18,216
U.S. Treasury Bill 0.7%
Treasury, United States Department of
4.25%, 04/17/25	2,200	2,196
4.28%, 04/22/25 (c)	1,038	1,035
4.27%, 05/20/25	7,700	7,656
4.26%, 05/29/25 (c)	1,000	993
		11,880
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (t) (u)	4,896	4,896
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (t) (u)	3,292	3,292
Total Short Term Investments (cost $37,403)		38,284
Total Investments 150.9% (cost $2,467,237)		2,383,715
Other Derivative Instruments (0.3)%		(5,397)
Other Assets and Liabilities, Net (50.6)%		(798,402)
Total Net Assets 100.0%		1,579,916

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $819,181.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $136,719 and 8.7% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Non-income producing security.

(h) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(k) All or a portion of the security was on loan as of March 31, 2025.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(n) Convertible security.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(s) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,430	79,634	78,168	57	—	—	4,896	0.3
JNL Government Money Market Fund, 4.30% - Class SL	393	10,009	7,110	9	—	—	3,292	0.2
	3,823	89,643	85,278	66	—	—	8,188	0.5

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 5.04%, 12/15/38	02/19/20	971	934	0.1
Altice France, 4.13%, 01/15/29	05/14/24	77	86	—
Altice France, 4.25%, 10/15/29	03/31/25	85	86	—
Altice France Holding S.A., 5.88%, 02/01/27	07/25/24	374	383	—
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	102	107	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	08/22/24	8,499	8,721	0.6
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	09/13/24	593	595	0.1
Country Garden Holdings Company Limited, 0.00%, 10/22/25	08/10/22	170	39	—
Country Garden Holdings Company Limited, 0.00%, 07/12/26	08/02/22	151	38	—
Country Garden Holdings Company Limited, 0.00%, 10/22/30	08/01/22	123	38	—
Country Garden Holdings Company Limited, 0.00%, 01/17/49	01/13/22	553	57	—
Credit Suisse Group AG, 3.25%, 04/02/26	03/15/23	508	595	0.1
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,302	2,859	0.2
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 5.13%, 06/13/45	09/02/20	14,058	13,700	0.9
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 5.28%, 09/13/45	10/15/18	23	23	—
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	644	0.1
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	155	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	4,246	0.3
Gobierno de la Provincia de Buenos Aires, 40.73%, 04/12/25	09/19/19	49	5	—
JAB Holdings B.V., 4.38%, 04/25/34	11/04/24	3,823	3,713	0.2
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	2,345	2,018	0.1
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 3.22%, 09/25/62	03/21/23	8,325	8,441	0.5
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 5.79%, 10/15/48	02/19/20	3,807	3,655	0.2
Ministry of Finance, 3.80%, 05/13/60	05/12/20	2,813	1,560	0.1
Ministry of Finance of the Russian Federation, 0.00%, 03/31/30	04/01/22	84	129	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	943	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	406	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	135	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	—	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	—	—
Newgate Funding PLC, Series 2007-A3-2X, 4.92%, 12/15/50	11/28/17	3,205	3,155	0.2
Petroleos de Venezuela, S.A., 0.00%, 05/16/25	11/03/17	88	66	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	67	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	41	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	40	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 5.33%, 12/15/40	10/06/22	919	1,086	0.1
Pryvatne Aktsionerne Tovarystvo Natsionalna Energetychna Kompaniya Ukrenergo, 0.00%, 11/09/28	09/29/22	95	307	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	188	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	68	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	178	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	12/13/17	346	233	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	68	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	325	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	9	—
Shamrock Residential 2022-2 Designated Activity Company, Series 2022-A-2, 3.62%, 02/24/71	03/21/23	9,677	9,761	0.6
Stichting AK Rabobank Certificaten II, 6.50%	02/03/20	4,151	3,396	0.2
Thames Water Utilities Finance PLC, 4.00%, 04/18/27	10/04/24	86	80	—
Thames Water Utilities Finance PLC, 1.60%, 12/23/27	08/22/24	157	146	—
Thames Water Utilities Finance PLC, 0.88%, 01/31/28	10/02/24	1,424	1,340	0.1
Thames Water Utilities Finance PLC, 3.50%, 02/25/28	08/28/24	103	94	—
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	09/30/24	577	555	—
Thames Water Utilities Finance PLC, 7.13%, 04/30/31	07/30/24	98	98	—
Thames Water Utilities Finance PLC, 2.63%, 01/24/32	10/01/24	388	374	—
Thames Water Utilities Finance PLC, 1.25%, 01/31/32	10/01/24	161	156	—
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	09/30/24	295	286	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Thames Water Utilities Finance PLC, 5.50%, 02/11/41	09/30/24	681	676	0.1
Thames Water Utilities Finance PLC, 7.75%, 04/30/44	07/31/24	591	599	0.1
		86,877	80,540	5.1

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	June 2025	AUD	28,033	167	11
Long Gilt	864	June 2025	GBP	79,797	1,105	(764)
United States 10 Year Note	943	June 2025		103,361	15	1,518
United States 10 Year Ultra Bond	83	June 2025		9,281	8	192
United States 2 Year Note	15	July 2025		3,088	—	20
United States 5 Year Note	771	July 2025		82,354	(24)	1,034
					1,271	2,011
Short Contracts
3 Month SOFR Index	(163)	June 2025		(39,313)	1	321
3 Month SOFR Index	(175)	September 2025		(42,312)	7	347
3 Month SOFR Index	(23)	December 2025		(5,626)	—	95
3 Month SOFR Index	(31)	March 2026		(7,583)	—	114
3 Month SOFR Index	(27)	June 2026		(6,603)	—	89
Euro BOBL	(119)	June 2025	EUR	(14,128)	(32)	119
Euro Bund	(265)	June 2025	EUR	(34,989)	(138)	908
Euro Schatz	(1)	June 2025	EUR	(107)	—	—
United States Long Bond	(499)	June 2025		(57,656)	(94)	(868)
United States Ultra Bond	(145)	June 2025		(17,616)	(64)	(110)
					(320)	1,015

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.02	(M)	12/17/29	MXN	10,400	2	20
28-Day MEXIBOR (M)	Paying	8.99	(M)	12/18/29	MXN	7,700	2	14
28-Day MEXIBOR (M)	Paying	9.14	(M)	12/27/29	MXN	14,900	3	32
28-Day MEXIBOR (M)	Paying	9.15	(M)	12/31/29	MXN	12,800	3	28
28-Day MEXIBOR (M)	Paying	9.11	(M)	03/13/30	MXN	39,400	8	84
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	3
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	3
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	—	10
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	6
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	4
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	7
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	7
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	7
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	1	15
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	7
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	1	16
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	7
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	7
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	8
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	1	12
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	1	12
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	4
3M JIBAR (Q)	Paying	8.00	(Q)	01/03/31	ZAR	5,000	1	1
3M JIBAR (Q)	Paying	8.00	(Q)	01/06/31	ZAR	5,000	1	1
3M JIBAR (Q)	Paying	8.01	(Q)	01/07/31	ZAR	4,900	1	1
3M JIBAR (Q)	Paying	8.03	(Q)	01/07/31	ZAR	4,900	1	2
3M JIBAR (Q)	Paying	8.05	(Q)	01/07/31	ZAR	4,900	1	2
3M JIBAR (Q)	Paying	8.06	(Q)	01/07/31	ZAR	4,900	1	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
3M JIBAR (Q)	Paying	8.06	(Q)	01/08/31	ZAR	14,900	3	6
3M JIBAR (Q)	Paying	8.08	(Q)	01/08/31	ZAR	6,900	1	3
3M JIBAR (Q)	Paying	8.20	(Q)	01/10/31	ZAR	24,900	5	18
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	17	201
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	09/18/29	AUD	26,300	49	(228)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	06/18/35	AUD	15,500	65	36
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	—	4
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	6
6M EURIBOR (S)	Receiving	2.59	(A)	08/19/34	EUR	2,400	(8)	9
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(21)	3,091
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(11)	1,524
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	(17)	1,909
6M EURIBOR (S)	Receiving	2.25	(A)	09/17/55	EUR	38,800	(239)	242
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	7	(237)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	8	(238)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	10	(239)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	5	(117)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	3	118
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	3	118
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	3	44
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	5	79
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	3	45
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	3	46
6M EURIBOR (S)	Paying	2.25	(A)	09/17/30	EUR	76,350	113	191
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	55	(1,168)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	14	5
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	4	91
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	5	22
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	2,800	10	(60)
6M EURIBOR (S)	Paying	2.22	(A)	01/08/35	EUR	1,400	5	(55)
6M EURIBOR (S)	Paying	2.42	(A)	03/07/35	EUR	1,300	4	(29)
6M EURIBOR (S)	Paying	2.52	(A)	03/27/35	EUR	1,300	4	(17)
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/20/25	CAD	24,900	2	580
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	(165)	2,991
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	(106)	1,929
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	3,190,000	(60)	236
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	(18)	196
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	1,640,000	(68)	160
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	(14)	249
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	(7)	127
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	3	(46)
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	—	(62)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	—	(95)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	—	(125)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	(1)	(178)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	(1)	(180)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	(1)	(184)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	(1)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(5)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(7)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	(12)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	1	(47)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	1	(64)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	1	(105)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	2	(95)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	3	(140)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	3	(141)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	2	(232)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	2	(264)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	6	(235)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	6	(236)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	7	(285)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	7	(281)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	8	(319)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	8	(325)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	4	(431)
Sterling Overnight Index Average Rate (A)	Receiving	3.50	(A)	03/19/30	GBP	4,200	(22)	(19)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	(9)	41
Sterling Overnight Index Average Rate (A)	Receiving	3.75	(A)	03/19/55	GBP	1,700	(30)	41
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	2	(158)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	2	(192)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	4	(277)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	3	(129)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	3	(223)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	6	(377)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	9	(282)
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	(2)	146
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	(1)	220
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	(1)	122
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	(10)	1,226
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(39)	9,090
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	—	5
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	(2)	215
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	(1)	72
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	(2)	216
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	(7)	533
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27		8,300	(5)	383
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27		6,200	(4)	292
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	(1)	191
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	(1)	(58)
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28		1,800	(1)	141
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28		2,000	(3)	257
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	(1)	(7)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,070	(1)	5
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,500	(1)	7
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28		18,400	(9)	(294)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29		1,980	(2)	167
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/29		4,340	(2)	61
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29		3,680	(2)	37
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		5,570	(4)	63
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		53,380	(34)	196
U.S. SOFR (A)	Receiving	4.10	(A)	08/31/29		33,300	(23)	(106)
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29		1,800	(4)	339
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		460	—	10
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29		3,600	(6)	595
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		95,990	(83)	1,018
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29		6,470	(6)	(78)
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30		5,900	(12)	1,053
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30		3,500	(8)	671
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30		1,700	(4)	280
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30		3,800	(7)	580
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30		69,000	(126)	11,296
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30		65,870	(73)	1,362
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(3)	245
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30		200	—	—
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30		200	—	(1)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		200	—	1
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30		300	—	(1)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30		300	—	(1)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30		300	—	(1)
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30		300	—	(1)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30		300	—	(1)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30		300	—	(1)
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30		300	—	—
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30		400	—	—
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		400	(1)	1
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		400	(1)	2
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30		400	(1)	1
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30		500	(1)	3
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30		500	(1)	1
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		500	(1)	2
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30		500	(1)	2
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30		500	(1)	(1)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		700	(1)	3
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		700	(1)	2
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30		700	(1)	2
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30		700	(1)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	(1)	4
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	(2)	(26)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	(67)	(490)
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	(8)	96
U.S. SOFR (A)	Receiving	3.33	(A)	04/30/31	990	(1)	19
U.S. SOFR (A)	Receiving	3.43	(A)	04/30/31	1,750	(3)	23
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	(65)	3,987
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	(12)	57
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	(26)	61
U.S. SOFR (A)	Receiving	3.30	(A)	06/30/31	3,140	(5)	67
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	(81)	4,616
U.S. SOFR (A)	Receiving	4.10	(A)	12/31/31	33,450	(58)	(131)
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	(11)	100
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	(262)	659
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	(158)	632
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	(7)	71
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	(22)	388
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	(6)	(91)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	(6)	(52)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	(3)	(10)
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	(3)	(10)
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	(3)	(6)
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	(3)	(1)
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	(3)	5
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	(6)	16
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	(6)	26
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	(3)	13
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	(9)	(63)
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34	4,000	(11)	(30)
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34	3,800	(11)	(13)
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34	3,800	(11)	32
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34	3,800	(11)	22
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34	3,800	(11)	67
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34	4,300	(12)	67
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34	3,800	(11)	42
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34	2,200	(6)	42
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34	2,600	(7)	59
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34	2,700	(8)	49
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34	2,400	(7)	66
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34	1,200	(3)	49
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34	4,800	(13)	183
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34	3,700	(10)	154
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34	3,700	(10)	149
U.S. SOFR (A)	Receiving	3.91	(A)	03/04/35	2,200	(7)	(26)
U.S. SOFR (A)	Receiving	3.53	(A)	11/15/49	270	(2)	15
U.S. SOFR (A)	Receiving	3.37	(A)	11/15/49	410	(2)	33
U.S. SOFR (A)	Receiving	3.46	(A)	11/15/49	680	(4)	44
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	(5)	249
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	(7)	424
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	(19)	1,105
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	(91)	5,498
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	(37)	2,159
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	(35)	1,382
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	(4)	309
U.S. SOFR (A)	Receiving	4.00	(A)	11/15/52	10,240	(72)	122
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	(157)	2,183
U.S. SOFR (A)	Receiving	3.30	(A)	11/15/53	1,010	(7)	98
U.S. SOFR (A)	Paying	2.69	(A)	04/04/25	2,000	—	—
U.S. SOFR (A)	Paying	2.70	(A)	04/04/25	12,000	1	(2)
U.S. SOFR (A)	Paying	2.72	(A)	04/10/25	4,000	—	(2)
U.S. SOFR (A)	Paying	2.79	(A)	04/10/25	3,200	—	(1)
U.S. SOFR (A)	Paying	4.50	(A)	05/22/25	236,990	—	693
U.S. SOFR (A)	Paying	4.90	(A)	06/06/25	139,040	(3)	(96)
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	18	(1,524)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	2	(153)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	2	(161)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	32	(2,047)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	2	(153)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	24	(1,286)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	14	(826)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	—	(87)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	—	(104)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	—	(64)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	—	(24)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	—	(43)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	11	(936)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	6	15
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	13	(1,106)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	10	(535)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	1	(85)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	2	(137)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	4	72
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	1	27
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	85	(7,839)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	1	43
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	1	(39)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	1	(36)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	4	(37)
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	4	(53)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	2	(9)
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	14	(96)
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	27	(2,506)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	111	(5,437)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	6	(297)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	5	(279)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	4	(196)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	4	(172)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	5	(235)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	11	(366)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	5	(107)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	7	(61)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	11	(83)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	21	(135)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	10	6
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	4	—
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	11	9
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	6	11
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	6	27
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	12	101
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	6	74
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	6	70
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	6	81
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	4	73
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	9	183
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	2	9
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	22	173
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	3	—
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	2	—
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	6	(13)
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	6	(9)
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	3	(11)
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	3	(1)
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	12	41
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	3	(4)
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	6	28
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	7	39
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	6	59
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	6	60
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	6	65
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	15	158
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	32	292
U.S. SOFR (A)	Paying	3.45	(A)	10/11/34	3,800	11	(93)
U.S. SOFR (A)	Paying	3.38	(A)	10/15/34	3,800	11	(116)
U.S. SOFR (A)	Paying	3.39	(A)	10/17/34	2,500	7	(75)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	5,200	15	(151)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	2,100	6	(60)
U.S. SOFR (A)	Paying	3.52	(A)	11/06/34	7,600	22	(149)
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	460	1	(7)
U.S. SOFR (A)	Paying	3.85	(A)	01/08/35	1,100	3	8
U.S. SOFR (A)	Paying	3.90	(A)	01/08/35	2,200	7	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.97	(A)	01/15/35	2,100	6	36
U.S. SOFR (A)	Paying	4.07	(A)	01/15/35	3,500	11	88
U.S. SOFR (A)	Paying	4.10	(A)	01/21/35	1,800	5	50
U.S. SOFR (A)	Paying	4.09	(A)	01/22/35	4,900	15	131
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	101	(5,265)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	3	(114)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	3	(111)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	8	(153)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	20	(226)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	5	1
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	5	7
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	6	7
						(1,245)	30,436

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.29	1.00	12/20/25	(500)	3	—	(4)
AT&T Inc. (Q)	0.51	1.00	06/20/28	(3,700)	55	(2)	93
Bank of America Corporation (Q)	0.27	1.00	12/20/25	(2,100)	11	—	(5)
Bank of America Corporation (Q)	0.40	1.00	12/20/26	(3,500)	35	(1)	(9)
Barclays Bank PLC (Q)	0.33	1.00	12/20/25	(2,500)	13	—	(2)
Boeing Company, The (Q)	0.92	1.00	06/20/30	(3,700)	14	(3)	4
CDX.EM.34.V3 (Q)	0.94	1.00	12/20/25	(2,944)	1	4	134
CDX.EM.36.V3 (Q)	0.98	1.00	12/20/26	(12,236)	5	9	551
CDX.EM.38 (Q)	1.21	1.00	12/20/27	(1,600)	(9)	1	127
CDX.EM.39 (Q)	1.28	1.00	06/20/28	(300)	(2)	—	18
CDX.EM.40 (Q)	1.42	1.00	12/20/28	(3,800)	(54)	2	124
CDX.EM.41 (Q)	1.54	1.00	06/20/29	(1,200)	(25)	—	21
CDX.EM.42 (Q)	1.66	1.00	12/20/29	(1,700)	(47)	—	3
CDX.EM.43 (Q)	1.85	1.00	06/20/30	(1,200)	(46)	—	(3)
CDX.NA.HY.34.V13 (Q)	0.79	5.00	06/20/25	(352)	3	—	(24)
CDX.NA.HY.35.V5 (Q)	1.19	5.00	12/20/25	(192)	5	—	(12)
CDX.NA.HY.36.V5 (Q)	1.52	5.00	06/20/26	(9,024)	373	2	(470)
CDX.NA.HY.37.V5 (Q)	1.67	5.00	12/20/26	(2,688)	148	5	—
CDX.NA.HY.39.V4 (Q)	2.70	5.00	12/20/27	(485)	28	—	34
CDX.NA.HY.40.V3 (Q)	3.02	5.00	06/20/28	(294)	17	—	11
CDX.NA.HY.41.V2 (Q)	3.19	5.00	12/20/28	(99)	6	—	—
CDX.NA.HY.43 (Q)	3.63	5.00	12/20/29	(27,900)	1,489	(9)	(534)
CDX.NA.HY.44 (Q)	3.77	5.00	06/20/30	(17,000)	877	13	5
CDX.NA.IG.41 (Q)	0.44	1.00	12/20/28	(100)	2	—	—
CDX.NA.IG.43 (Q)	0.56	1.00	12/20/29	(22,300)	422	(3)	(77)
CDX.NA.IG.44 (Q)	0.61	1.00	06/20/30	(8,000)	144	1	(3)
Citigroup Inc. (Q)	0.25	1.00	12/20/25	(400)	2	—	—
EADS Finance (Q)	0.15	1.00	06/20/26	(6,500)	73	(2)	(91)
EADS Finance (Q)	0.29	1.00	06/20/28	(100)	2	—	—
Ford Motor Credit Company LLC (Q)	0.44	5.00	06/20/25	(600)	6	—	(25)
Ford Motor Credit Company LLC (Q)	0.46	5.00	12/20/25	(900)	29	(1)	(4)
General Electric Company (Q)	0.08	1.00	06/20/26	(4,500)	50	—	(3)
ITRAXX.EUR.43 (Q)	0.64	1.00	06/20/30	(10,700)	204	(19)	(30)
Rolls-Royce Group PLC (Q)	0.12	1.00	12/20/25	(4,400)	30	(1)	477
Rolls-Royce Group PLC (Q)	0.21	1.00	12/20/26	(1,300)	19	(1)	76
Rolls-Royce Group PLC (Q)	0.23	1.00	06/20/27	(1,500)	27	(1)	175
Verizon Communications Inc. (Q)	0.49	1.00	06/20/28	(3,900)	60	(1)	66
Verizon Communications Inc. (Q)	0.55	1.00	12/20/28	(900)	14	(1)	16
					3,984	(8)	639

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Jun. 2025	Call	112.00	04/25/25	58	6,496	(26)
United States 10 Year Note Future, Jun. 2025	Call	112.25	04/25/25	60	6,735	(23)
United States 10 Year Note Future, Jun. 2025	Put	109.00	04/25/25	58	6,322	(5)
United States 10 Year Note Future, Jun. 2025	Put	109.50	04/25/25	60	6,570	(9)
						(63)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
USD/TRY Spot Rate	BOA	Call	TRY	51.50	05/07/25	6,700,000		6,700	(39)
USD/TRY Spot Rate	BOA	Put	TRY	40.50	05/07/25	6,700,000		6,700	(264)
									(303)
Interest Rate Swaptions
6M EURIBOR, 04/09/35	BCL	Call		2.51	04/07/25	1,300,000	EUR	1,300	(1)
6M EURIBOR, 04/09/35	BCL	Put		2.86	04/07/25	1,300,000	EUR	1,300	—
U.S. SOFR, 04/14/35	GSC	Call		3.54	04/10/25	4,400,000		4,400	(2)
U.S. SOFR, 04/14/35	GSC	Put		3.99	04/10/25	4,400,000		4,400	(4)
									(7)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	DUB	04/02/25	AUD	909	568	(5)
BRL/USD	CIT	04/02/25	BRL	91,190	15,980	85
BRL/USD	CIT	07/02/25	BRL	93,238	16,020	323
CHF/USD	HSB	04/02/25	CHF	601	679	(1)
CNY/USD	JPM	05/12/25	CNY	119	16	—
EUR/USD	CIT	04/02/25	EUR	896	969	(10)
EUR/USD	JPM	04/02/25	EUR	69,888	75,570	189
GBP/USD	BCL	04/02/25	GBP	28,089	36,284	(114)
GBP/USD	DUB	04/02/25	GBP	825	1,066	(4)
GBP/USD	JPM	04/02/25	GBP	1,504	1,943	(2)
GBP/USD	BCL	05/02/25	GBP	804	1,038	(2)
IDR/USD	CIT	04/09/25	IDR	333,889	20	—
IDR/USD	DUB	04/16/25	IDR	492,573	30	—
IDR/USD	CIT	05/07/25	IDR	286,093	17	—
IDR/USD	GSC	05/07/25	IDR	114,977	7	—
INR/USD	CIT	04/28/25	INR	1,513	18	—
INR/USD	JPM	04/28/25	INR	1,462	17	—
JPY/USD	BCL	04/02/25	JPY	2,850,693	19,006	26
JPY/USD	JPM	04/02/25	JPY	2,689,847	17,933	(111)
JPY/USD	BCL	05/02/25	JPY	2,718,348	18,185	(55)
JPY/USD	JPM	05/02/25	JPY	2,812,103	18,812	115
PEN/USD	DUB	04/14/25	PEN	2,973	809	(2)
TRY/USD	BCL	04/09/25	TRY	24,065	628	2
TRY/USD	BCL	04/14/25	TRY	16,379	425	—
TRY/USD	BCL	04/15/25	TRY	44,491	1,152	(1)
TRY/USD	BCL	04/21/25	TRY	83,532	2,144	38
TRY/USD	GSC	04/21/25	TRY	18,348	471	4
TRY/USD	BCL	04/22/25	TRY	96,380	2,471	(43)
TRY/USD	BCL	04/24/25	TRY	49,045	1,254	(17)
TRY/USD	BCL	04/25/25	TRY	9,284	237	2
TRY/USD	BCL	04/28/25	TRY	8,792	224	(4)
TRY/USD	BCL	04/29/25	TRY	9,972	253	(5)
TRY/USD	BCL	04/30/25	TRY	20,812	528	(10)
TRY/USD	JPM	05/02/25	TRY	53,800	1,360	130
TRY/USD	BCL	05/05/25	TRY	27,466	692	(16)
TRY/USD	JPM	05/05/25	TRY	4,674	118	11
TRY/USD	JPM	05/06/25	TRY	61,971	1,559	151
TRY/USD	BOA	05/08/25	TRY	61,764	1,550	157
TRY/USD	BCL	05/12/25	TRY	64,031	1,600	(43)
TRY/USD	BCL	05/15/25	TRY	13,160	328	(14)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	BCL	05/16/25	TRY	37,898	942	(34)
TRY/USD	BCL	05/21/25	TRY	24,397	603	(18)
TRY/USD	BCL	05/22/25	TRY	11,739	290	(8)
TRY/USD	BCL	05/27/25	TRY	41,140	1,009	(31)
TRY/USD	JPM	05/27/25	TRY	63,094	1,548	(55)
TRY/USD	JPM	06/03/25	TRY	16,758	408	(16)
TRY/USD	BCL	06/05/25	TRY	71,398	1,733	(78)
TRY/USD	BCL	06/11/25	TRY	10,175	245	(13)
TRY/USD	BCL	06/12/25	TRY	12,925	311	(16)
TRY/USD	BCL	06/16/25	TRY	21,493	515	(28)
TRY/USD	BCL	06/17/25	TRY	1,043	25	(1)
TRY/USD	BCL	06/20/25	TRY	10,654	254	(15)
TRY/USD	BCL	06/25/25	TRY	80,571	1,913	(84)
TWD/USD	CIT	04/25/25	TWD	103,868	3,134	(29)
TWD/USD	HSB	04/25/25	TWD	24,228	731	(4)
TWD/USD	JPM	04/25/25	TWD	78,683	2,374	(17)
USD/AUD	BCL	04/02/25	AUD	(909)	(568)	(3)
USD/AUD	DUB	05/02/25	AUD	(909)	(568)	5
USD/BRL	CIT	04/02/25	BRL	(91,463)	(16,028)	(332)
USD/BRL	GSC	07/02/25	BRL	(28,700)	(4,931)	(141)
USD/BRL	GSC	10/02/25	BRL	(28,500)	(4,777)	(371)
USD/BRL	JPM	10/02/25	BRL	(53,200)	(8,918)	(694)
USD/CHF	DUB	04/02/25	CHF	(601)	(680)	(9)
USD/CHF	HSB	05/02/25	CHF	(599)	(679)	1
USD/CNY	BOA	05/12/25	CNY	(52)	(7)	—
USD/CNY	GSC	05/12/25	CNY	(51)	(7)	—
USD/CNY	JPM	05/12/25	CNY	(54)	(8)	—
USD/CNY	BOA	06/18/25	CNY	(248)	(34)	—
USD/CNY	JPM	07/16/25	CNY	(30)	(4)	—
USD/CNY	JPM	08/20/25	CNY	(89)	(13)	—
USD/EUR	DUB	04/02/25	EUR	(70,784)	(76,539)	(2,283)
USD/EUR	JPM	04/02/25	EUR	(1,319)	(1,426)	(1)
USD/EUR	BCL	05/02/25	EUR	(1,319)	(1,429)	(1)
USD/EUR	JPM	05/02/25	EUR	(69,888)	(75,692)	(188)
USD/GBP	BCL	04/02/25	GBP	(1,157)	(1,495)	(5)
USD/GBP	CIT	04/02/25	GBP	(28,281)	(36,532)	(796)
USD/GBP	HSB	04/02/25	GBP	(980)	(1,266)	(1)
USD/GBP	BCL	05/02/25	GBP	(28,089)	(36,282)	114
USD/IDR	CIT	04/09/25	IDR	(333,889)	(20)	—
USD/IDR	GSC	04/16/25	IDR	(114,873)	(7)	—
USD/JPY	JPM	04/02/25	JPY	(2,821,564)	(18,812)	(115)
USD/MXN	JPM	06/18/25	MXN	(345,069)	(16,688)	32
USD/PEN	CIT	04/14/25	PEN	(2,970)	(808)	(21)
USD/PEN	GSC	04/16/25	PEN	(7,826)	(2,129)	(62)
USD/PEN	GSC	04/23/25	PEN	(10,588)	(2,880)	(48)
USD/PEN	CIT	06/18/25	PEN	(42,851)	(11,641)	84
USD/PEN	DUB	09/15/25	PEN	(2,982)	(809)	2
USD/PEN	CIT	12/05/25	PEN	(12,427)	(3,362)	(5)
USD/TRY	BCL	04/02/25	TRY	(2)	—	—
USD/TRY	BCL	04/21/25	TRY	(39,435)	(1,013)	(8)
USD/TRY	BCL	04/24/25	TRY	(32,058)	(820)	(18)
USD/TRY	GSC	04/24/25	TRY	(15,719)	(402)	(10)
USD/TRY	JPM	04/24/25	TRY	(30,307)	(775)	(21)
USD/TRY	BCL	05/02/25	TRY	(14,821)	(375)	—
USD/TRY	JPM	05/08/25	TRY	(61,766)	(1,550)	(157)
USD/TRY	BCL	06/11/25	TRY	(6,491)	(157)	(1)
USD/TRY	BCL	06/24/25	TRY	(53,344)	(1,268)	3
USD/TRY	BCL	06/25/25	TRY	(7,192)	(171)	(1)
USD/TWD	CIT	04/25/25	TWD	(190,234)	(5,739)	58
USD/TWD	JPM	04/25/25	TWD	(16,585)	(500)	5
USD/TWD	CIT	07/16/25	TWD	(39,474)	(1,199)	14
USD/TWD	JPM	07/16/25	TWD	(28,374)	(862)	10
USD/TWD	CIT	08/20/25	TWD	(63,699)	(1,940)	11
USD/TWD	HSB	08/20/25	TWD	(24,044)	(732)	2
USD/TWD	JPM	08/20/25	TWD	(49,789)	(1,516)	3
USD/ZAR	BCL	04/16/25	ZAR	(222)	(12)	—
USD/ZAR	DUB	04/16/25	ZAR	(63,551)	(3,462)	9
USD/ZAR	JPM	04/16/25	ZAR	(296,648)	(16,162)	(25)
					(105,678)	(4,637)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	0.66	1.00	06/20/26	(7,200)	31	(245)	276
Presidencia da Republica (Q)	GSC	0.66	1.00	06/20/26	(10,600)	47	(360)	407
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,300)	28	(325)	353
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	4	60	(56)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	4	(41)	45
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	(205)	(1,365)	1,160
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(23,668)	10	47	(37)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.99	1.00	12/20/26	(1,000)	—	(47)	47
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	1.13	1.00	06/20/27	(200)	—	(7)	7
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.34	1.00	12/20/27	(100)	(1)	(9)	8
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.13	1.00	06/20/27	(300)	(1)	(11)	10
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	1.13	1.00	06/20/27	(300)	(1)	(12)	11
Ministry of Finance (Q)	GSC	0.86	1.00	12/20/29	(800)	5	(22)	27
Ministry of Finance (Q)	JPM	0.86	1.00	12/20/29	(200)	1	(6)	7
Pemex Project Funding Master Trust (M)‡	DUB	6.35	4.75	07/06/26	(4,141)	1	—	1
Pemex Project Funding Master Trust (M)‡	DUB	6.35	4.85	07/06/26	(1,976)	(1)	—	(1)
SoftBank Group Corp (Q)	GSC	1.33	1.00	06/20/26	(1,200)	(4)	(10)	6
South Africa, Parliament of (Q)	DUB	1.09	1.00	12/20/26	(1,200)	(2)	(53)	51
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	1.28	1.00	06/20/25	(6,600)	(1)	3	(4)
					(190,601)	(85)	(2,403)	2,318

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,437,776	—	1,437,776
Non-U.S. Government Agency Asset-Backed Securities	—	647,526	—	647,526
Corporate Bonds And Notes	—	197,224	1,703	198,927
Senior Floating Rate Instruments	—	19,118	28,585	47,703
Common Stocks	1,081	126	11,359	12,566
Warrants	—	—	933	933
Short Term Investments	8,188	30,096	—	38,284
	9,269	2,331,866	42,580	2,383,715
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	4,768	—	—	4,768
Centrally Cleared Interest Rate Swap Agreements	—	73,998	—	73,998
Centrally Cleared Credit Default Swap Agreements	—	1,935	—	1,935
Open Forward Foreign Currency Contracts	—	1,586	—	1,586
OTC Credit Default Swap Agreements	—	2,415	1	2,416
	4,768	79,934	1	84,703
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,742)	—	—	(1,742)
Centrally Cleared Interest Rate Swap Agreements	—	(43,562)	—	(43,562)
Centrally Cleared Credit Default Swap Agreements	—	(1,296)	—	(1,296)
Exchange Traded Written Options	(63)	—	—	(63)
OTC Written Options	—	(310)	—	(310)
Open Forward Foreign Currency Contracts	—	(6,223)	—	(6,223)
OTC Credit Default Swap Agreements	—	(97)	(1)	(98)
	(1,805)	(51,488)	(1)	(53,294)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 79.3%
Financials 30.8%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (a) (b)	600	650
AerCap Ireland Capital Designated Activity Company
4.63%, 09/10/29	200	198
3.30%, 01/30/32	3,700	3,280
Ally Financial Inc.
5.80%, 05/01/25	1,150	1,151
4.75%, 06/09/27	300	299
6.99%, 06/13/29	500	522
American Express Company
5.44%, 01/30/36	1,300	1,313
Antares Holdings LP
3.95%, 07/15/26 (c)	300	294
3.75%, 07/15/27 (c)	630	602
7.95%, 08/11/28 (c)	600	633
Apollo Debt Solutions BDC
6.70%, 07/29/31	1,500	1,546
6.55%, 03/15/32 (c)	400	405
Arch Capital Group Ltd.
3.64%, 06/30/50	615	445
Ares Capital Corporation
5.95%, 07/15/29	2,000	2,032
Ares Finance Co. II LLC
3.25%, 06/15/30 (c)	1,200	1,116
Ares Finance Co. III LLC
4.13%, 06/30/51 (c)	500	483
Ares Management Corporation
5.60%, 10/11/54	500	465
Ares Strategic Income Fund
5.70%, 03/15/28 (c)	500	500
5.60%, 02/15/30 (c)	400	394
6.20%, 03/21/32 (c)	600	596
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	500	523
3.60%, 09/15/51	1,700	1,174
Aviation Capital Group LLC
3.50%, 11/01/27 (c)	1,532	1,479
6.25%, 04/15/28 (c)	600	622
5.38%, 07/15/29 (c)	400	404
Aviva PLC
7.75%, (100, 09/30/32), GBP (a) (b) (d)	300	385
Avolon Holdings Funding Limited
2.53%, 11/18/27 (c)	2,226	2,086
Banco Santander, S.A.
4.88%, 10/18/31, EUR (b) (d)	2,700	3,112
Bank of America Corporation
3.82%, 01/20/28	2,900	2,864
4.38%, 04/27/28 (e)	600	597
3.97%, 02/07/30	7,000	6,808
1.90%, 07/23/31	3,900	3,357
2.69%, 04/22/32	2,900	2,558
4.57%, 04/27/33	800	773
5.29%, 04/25/34	3,200	3,213
Barclays PLC
9.25%, (100, 09/15/28), GBP (a) (d)	1,000	1,364
2.85%, 05/07/26 (d)	1,400	1,397
5.69%, 03/12/30 (d)	2,200	2,254
6.22%, 05/09/34	2,900	3,023
BGC Group, Inc.
4.38%, 12/15/25 (f)	700	697
8.00%, 05/25/28 (f)	600	639
6.15%, 04/02/30 (c)	300	299
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (c)	800	812
Blackstone Inc.
2.50%, 01/10/30 (c)	5,700	5,184
5.00%, 06/15/44 (c)	300	276
Blackstone Secured Lending Fund
5.88%, 11/15/27	1,000	1,015
Blue Owl Finance LLC
4.13%, 10/07/51	3,400	2,427
BNP Paribas
7.00%, (100, 08/16/28) (a) (c) (d)	200	201
7.38%, (100, 09/10/34) (a) (c)	800	800
8.50%, (100, 08/14/28) (a) (c) (d)	1,700	1,781
Boral Finance Pty Limited
3.75%, 05/01/28 (c)	338	323
BPCE
6.61%, 10/19/27 (c)	900	924
5.88%, 01/14/31 (c) (d)	500	513
7.00%, 10/19/34 (c)	400	435
1.50%, 01/13/42, EUR (b)	400	418
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	315
Brookfield Financial, Inc.
3.90%, 01/25/28	1,595	1,566
4.35%, 04/15/30	600	586
5.68%, 01/15/35 (e)	1,400	1,432
5.97%, 03/04/54	225	226
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (a) (b) (d)	1,200	1,327
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (c)	1,000	1,055
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (a)	3,200	3,188
Capital One Financial Corporation
3.95%, (100, 09/01/26) (a)	1,100	1,052
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (a)	2,300	2,040
5.00%, (100, 12/01/27) (a)	900	866
1.65%, 03/11/31	4,000	3,368
CI Financial Corp.
7.50%, 05/30/29 (c)	500	525
Citadel Finance LLC
5.90%, 02/10/30 (c) (e)	1,000	995
Citadel Limited Partnership
6.38%, 01/23/32 (c) (f)	900	920
Citigroup Inc.
4.15%, (100, 11/15/26) (a)	2,500	2,430
6.95%, (100, 02/15/30) (a)	1,875	1,871
7.00%, (100, 08/15/34) (a)	1,000	1,035
7.20%, (100, 05/15/29) (a)	700	715
5.57%, 04/30/34	700	718
5.45%, 06/11/35	500	503
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (a)	800	764
CNA Financial Corporation
2.05%, 08/15/30	300	261
CoBank, ACB
4.25%, (100, 01/01/27) (a) (c)	2,200	2,104
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (a) (b)	1,400	1,643
Cooperatieve Rabobank U.A.
4.38%, (100, 06/29/27), EUR (a) (b)	800	854
3.75%, 07/21/26	1,000	986
Corebridge Financial, Inc.
3.85%, 04/05/29	1,900	1,836
Credit Agricole SA
7.25%, (100, 09/23/28), EUR (a) (d)	600	686
5.86%, 01/09/36 (c) (d)	1,000	1,021
Discover Financial Services
6.13%, (100, 06/23/25) (a)	1,500	1,493
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (b)	13	13
7.50%, 06/15/30 (c)	51	49
Encore Capital Group, Inc.
8.50%, 05/15/30 (c)	300	309
Equitable Holdings, Inc.
6.70%, 03/28/55	1,000	995
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (a) (b)	2,000	2,098
Essent Group Ltd.
6.25%, 07/01/29	500	515

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Export-Import Bank of India
3.25%, 01/15/30 (c)	600	557
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (f)	100	97
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (c)	600	637
4.63%, 04/29/30	1,900	1,872
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	246
First American Financial Corporation
5.45%, 09/30/34	400	391
Ford Motor Credit Company LLC
3.38%, 11/13/25	300	296
5.85%, 05/17/27	500	501
4.13%, 08/17/27	300	290
3.82%, 11/02/27	1,653	1,578
5.92%, 03/20/28	1,300	1,305
5.80%, 03/08/29	1,000	989
6.05%, 11/05/31	200	196
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (c)	300	303
Franklin Resources, Inc.
2.95%, 08/12/51	1,630	1,025
Freedom Mortgage Corporation
12.00%, 10/01/28 (c)	800	859
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,482
6.88%, 08/15/29	500	513
GE Capital Funding LLC
4.55%, 05/15/32	537	524
Global Atlantic Financial Company
3.13%, 06/15/31 (c)	1,700	1,498
6.75%, 03/15/54 (c)	400	406
Global Payments Inc.
2.90%, 05/15/30	500	453
4.15%, 08/15/49	500	376
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (a) (e)	1,000	977
7.50%, (100, 05/10/29) (a) (e)	1,000	1,053
7.50%, (100, 02/10/29) (a)	700	737
3.69%, 06/05/28 (e)	400	392
4.22%, 05/01/29	1,200	1,183
1.99%, 01/27/32	3,900	3,302
2.38%, 07/21/32	2,300	1,968
5.02%, 10/23/35	2,900	2,820
5.54%, 01/28/36	1,700	1,721
Golub Capital BDC, Inc.
7.05%, 12/05/28	400	418
Golub Capital Private Credit Fund
5.80%, 09/12/29 (c)	500	494
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (c)	1,000	989
Hanover Insurance Group Inc, The
2.50%, 09/01/30	500	440
HPS Corporate Lending Fund
6.75%, 01/30/29	300	309
5.95%, 04/14/32 (e)	700	691
HSBC Holdings PLC
7.39%, 11/03/28	800	850
Intesa Sanpaolo SPA
6.63%, 06/20/33 (c)	300	321
7.20%, 11/28/33 (c)	1,100	1,218
7.80%, 11/28/53 (c)	1,300	1,505
Itau Unibanco Holding S.A.
6.00%, 02/27/30 (c)	1,300	1,318
JAB Holdings B.V.
2.20%, 11/23/30 (c)	686	583
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (a)	4,700	4,700
6.50%, (100, 04/01/30) (a)	1,400	1,435
6.88%, (100, 06/01/29) (a)	1,000	1,052
3.78%, 02/01/28	3,200	3,157
5.58%, 04/22/30	2,600	2,680
2.74%, 10/15/30	2,900	2,659
4.60%, 10/22/30	1,000	993
5.14%, 01/24/31	100	101
1.95%, 02/04/32	1,800	1,531
5.35%, 06/01/34	1,500	1,524
6.25%, 10/23/34	3,000	3,221
5.29%, 07/22/35	100	100
KBC Groep
6.25%, (100, 09/17/31), EUR (a) (b) (d)	400	439
Lazard Group LLC
4.50%, 09/19/28	1,200	1,187
4.38%, 03/11/29	278	274
Lloyds Banking Group PLC
4.98%, 08/11/33	2,300	2,252
5.68%, 01/05/35 (d)	1,700	1,718
Marsh & Mclennan Companies, Inc.
5.00%, 03/15/35	900	890
5.70%, 09/15/53	700	707
Meiji Yasuda Life Insurance Company
6.10%, 06/11/55 (c)	600	600
Mizuho Financial Group, Inc.
1.98%, 09/08/31	1,900	1,634
5.59%, 07/10/35	1,100	1,125
Morgan Stanley
5.88%, (100, 09/15/26) (a)	700	696
5.12%, 02/01/29	4,700	4,761
6.41%, 11/01/29	2,500	2,639
5.17%, 01/16/30	1,600	1,621
4.65%, 10/18/30	600	595
5.23%, 01/15/31	200	203
3.62%, 04/01/31	3,500	3,304
1.79%, 02/13/32	1,500	1,256
2.24%, 07/21/32	1,600	1,359
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29	700	708
MSCI Inc.
3.25%, 08/15/33 (c)	200	173
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,445
Nationwide Building Society
10.25%, GBP (a)	219	370
6.56%, 10/18/27 (c)	1,450	1,489
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (c)	500	376
NatWest Group PLC
4.60%, (100, 06/28/31) (a) (d)	800	679
5.58%, 03/01/28 (d)	1,700	1,729
5.08%, 01/27/30 (d)	2,800	2,818
New Mountain Finance Corporation
6.20%, 10/15/27	1,100	1,113
Nomura Holdings, Inc.
5.84%, 01/18/28	2,000	2,054
2.17%, 07/14/28	1,900	1,753
5.78%, 07/03/34	200	205
North American Company for Life and Health Insurance
6.88%, 04/15/34 (c)	1,500	1,594
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (b)	89	10
1.50%, 10/01/53, DKK (b)	4,396	503
Oaktree Specialty Lending Corporation
6.34%, 02/27/30	200	199
OneMain Finance Corporation
7.88%, 03/15/30	900	933
Protective Life Corporation
4.30%, 09/30/28 (c)	600	594
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	800	687
Rio Oil Finance Trust
9.75%, 01/06/27 (c) (g)	59	61
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,200	2,149
4.40%, 07/13/27	100	99
Santander UK Group Holdings PLC
1.53%, 08/21/26 (d)	1,300	1,282
5.69%, 04/15/31 (d)	600	612

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (b) (h) (i) (j)	5,700	—
Sixth Street Lending Partners
6.50%, 03/11/29	900	920
5.75%, 01/15/30	700	693
State Street Corporation
6.70%, (100, 03/15/29) (a)	600	615
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (b) (g) (k)	630	764
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	2,700	2,365
5.42%, 07/09/31	2,900	2,979
5.56%, 07/09/34	800	820
UBS Group AG
6.85%, (100, 09/10/29) (a) (c) (d)	600	596
7.00%, (100, 02/10/30) (a) (c) (d)	800	790
9.25%, (100, 11/13/28) (a) (b) (d)	400	434
6.54%, 08/12/33 (c) (d)	4,250	4,561
9.02%, 11/15/33 (c) (d)	500	611
5.96%, 01/12/34 (c) (d)	1,900	1,971
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.
7.30%, 04/02/34 (c) (d)	1,000	1,054
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (c) (l)	394	12
Wells Fargo & Company
6.85%, (100, 09/15/29) (a)	1,000	1,038
7.63%, (100, 09/15/28) (a)	400	430
3.58%, 05/22/28	4,800	4,697
2.39%, 06/02/28	4,500	4,294
5.57%, 07/25/29	500	513
5.20%, 01/23/30	1,700	1,727
2.88%, 10/30/30	500	461
2.57%, 02/11/31	3,700	3,333
5.56%, 07/25/34	300	305
Willis North America Inc.
2.95%, 09/15/29	1,500	1,384
		265,119
Utilities 9.2%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	524	450
American Electric Power Company, Inc.
5.20%, 01/15/29	1,000	1,017
Anglian Water Services Financing PLC
6.00%, 06/20/39, GBP (b)	100	122
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,431
Black Hills Corporation
2.50%, 06/15/30	1,400	1,241
6.00%, 01/15/35	325	336
Cameron LNG, LLC
3.40%, 01/15/38 (c)	1,300	1,089
CenterPoint Energy Houston Electric, LLC
5.05%, 03/01/35	100	99
Connecticut Light and Power Company, The
4.90%, 07/01/33	400	396
DTE Electric Company
2.25%, 03/01/30	1,400	1,256
DTE Energy Company
2.95%, 03/01/30	500	459
Duke Energy Indiana, LLC
5.40%, 04/01/53	1,450	1,378
Duke Energy Ohio, Inc.
5.65%, 04/01/53	1,500	1,473
Duke Energy Progress, LLC
5.05%, 03/15/35	1,700	1,690
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	1,000	974
Edison International
5.45%, 06/15/29	1,500	1,478
Electricite de France
4.88%, 09/21/38 (c)	1,100	1,002
Entergy Corporation
2.80%, 06/15/30 (e)	2,600	2,353
Entergy Texas, Inc.
1.75%, 03/15/31	700	592
5.25%, 04/15/35	700	698
EP Infrastructure, a.s.
1.82%, 03/02/31, EUR (b)	100	94
EPH Financing International, a.s.
5.88%, 11/30/29, EUR (b)	700	799
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	888
Florida Power & Light Company
4.80%, 05/15/33	2,300	2,283
Georgia Power Company
3.70%, 01/30/50	400	296
3.25%, 03/15/51	2,300	1,555
IPALCO Enterprises, Inc.
5.75%, 04/01/34	200	202
ITC Holdings Corp.
2.95%, 05/14/30 (c)	1,950	1,779
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (c)	1,300	1,284
Mississippi Power Company
3.95%, 03/30/28	2,600	2,565
National Grid Electricity Transmission PLC
2.00%, 04/17/40, GBP (b)	1,400	1,080
National Grid PLC
5.81%, 06/12/33	1,000	1,032
New York State Electric & Gas Corporation
3.30%, 09/15/49 (c)	100	67
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	500	508
2.25%, 06/01/30	600	531
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	408
PacifiCorp
5.30%, 02/15/31	900	918
6.25%, 10/15/37	1,087	1,145
7.38%, 09/15/55	700	708
PECO Energy Company
3.00%, 09/15/49	800	527
PG&E Company
3.30%, 03/15/27 - 08/01/40	5,100	4,410
3.75%, 07/01/28	250	240
3.25%, 06/01/31	1,400	1,246
4.60%, 06/15/43	600	494
4.30%, 03/15/45	200	157
4.25%, 03/15/46	1,200	933
4.95%, 07/01/50 (e)	500	417
5.25%, 03/01/52	2,300	1,979
PPL Electric Utilities Corporation
5.00%, 05/15/33	100	100
Public Service Company of Colorado
1.88%, 06/15/31	2,700	2,277
Public Service Electric And Gas Company
4.85%, 08/01/34 (e)	600	594
San Diego Gas & Electric Company
5.40%, 04/15/35	1,500	1,512
4.10%, 06/15/49	200	156
Southern California Edison Company
5.35%, 03/01/26	700	703
5.30%, 03/01/28	4,200	4,247
5.65%, 10/01/28	1,100	1,125
5.25%, 03/15/30	700	704
6.05%, 03/15/39	400	404
3.60%, 02/01/45	400	286
4.00%, 04/01/47	1,100	820
Southern California Gas Company
2.55%, 02/01/30	1,600	1,451
5.20%, 06/01/33	1,800	1,798
SPP - distribucia , a.s.
1.00%, 06/09/31, EUR (b)	300	266
SW (Finance) I PLC
7.00%, 04/16/40, GBP (b)	1,000	1,219
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Thames Water Utilities Finance PLC
4.38%, 01/18/31, EUR (b)	900	714
4.38%, 07/03/34, GBP (b)	600	572
Thames Water Utilities Limited
9.75%, 04/30/28, GBP (j)	671	810
The AES Corporation
5.45%, 06/01/28	2,900	2,950
2.45%, 01/15/31	100	86
6.95%, 07/15/55	700	668
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	2,870	2,764
The Narragansett Electric Company
3.40%, 04/09/30 (c)	700	659
The Southern Company
4.25%, 07/01/36	400	362
Virginia Electric and Power Company
5.15%, 03/15/35	600	595
Vistra Operations Company LLC
6.00%, 04/15/34 (c)	900	914
Yorkshire Water Finance PLC
1.75%, 10/27/32, GBP (b)	700	680
		78,792
Energy 9.1%
ADNOC Murban RSC Ltd.
4.25%, 09/11/29 (c)	1,500	1,473
Aker BP ASA
4.00%, 01/15/31 (c)	2,950	2,761
Canadian Natural Resources Limited
6.45%, 06/30/33 (e)	500	532
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,200	2,215
3.70%, 11/15/29 (e)	800	763
Cheniere Energy Partners, L.P.
5.75%, 08/15/34	800	810
Cheniere Energy, Inc.
5.65%, 04/15/34	100	101
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (c)	400	395
Devon Energy Corporation
5.20%, 09/15/34	2,000	1,933
DT Midstream, Inc.
5.80%, 12/15/34 (c)	350	352
Enbridge Inc.
6.20%, 11/15/30	1,500	1,585
5.70%, 03/08/33	1,700	1,742
Energy Transfer LP
4.20%, 04/15/27	1,200	1,190
6.55%, 12/01/33	1,400	1,498
4.90%, 03/15/35	554	525
7.50%, 07/01/38	200	228
6.05%, 06/01/41	1,300	1,283
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	2,972
Eni S.P.A.
5.95%, 05/15/54 (c)	700	685
Enterprise Products Operating LLC
4.95%, 02/15/35	2,600	2,563
7.57%, (3 Month Term SOFR + 3.25%), 08/16/77 (k)	250	250
EQM Midstream Partners, LP
4.50%, 01/15/29 (c)	370	358
EQT Corporation
5.75%, 02/01/34	500	510
Expand Energy Corporation
5.70%, 01/15/35	500	502
Flex Intermediate Holdco, LLC
3.36%, 06/30/31 (c)	2,200	1,936
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (c)	800	711
Gaz Finance PLC
0.00%, 01/27/29 (b) (h) (i)	1,800	1,194
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (c)	1,500	1,523
Kinder Morgan, Inc.
5.95%, 08/01/54	1,000	977
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (c)	500	496
MPLX LP
2.65%, 08/15/30	3,700	3,289
5.20%, 12/01/47	1,638	1,439
4.90%, 04/15/58	300	245
Occidental Petroleum Corporation
8.88%, 07/15/30	300	343
7.88%, 09/15/31	2,800	3,151
6.20%, 03/15/40	3,010	2,978
ONEOK Partners, L.P.
6.85%, 10/15/37	200	218
6.20%, 09/15/43	500	507
ONEOK, Inc.
6.35%, 01/15/31	900	956
4.75%, 10/15/31	4,700	4,604
4.95%, 07/13/47	2,600	2,218
6.63%, 09/01/53	600	628
Petroleos Mexicanos
6.84%, 01/23/30	400	367
QatarEnergy LNG
5.84%, 09/30/27 (c)	117	119
Sabine Pass Liquefaction, LLC
5.90%, 09/15/37	1,000	1,033
Santos Finance Ltd
6.88%, 09/19/33 (c)	2,300	2,472
Saudi Arabian Oil Company
2.25%, 11/24/30 (c)	200	175
5.75%, 07/17/54 (c)	400	377
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,200
6.13%, 03/15/33	2,700	2,818
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (c)	5,100	4,649
Var Energi ASA
8.00%, 11/15/32 (c)	500	563
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (c)	2,400	2,145
6.25%, 01/15/30 (c)	600	608
4.13%, 08/15/31 (c)	300	273
Venture Global LNG, Inc.
9.50%, 02/01/29 (c)	1,200	1,287
9.88%, 02/01/32 (c)	1,100	1,169
Western Midstream Operating, LP
5.45%, 11/15/34	300	293
Williams Companies, Inc., The
5.60%, 03/15/35	1,400	1,425
Woodside Finance Limited
4.50%, 03/04/29 (c)	2,000	1,972
5.10%, 09/12/34	500	485
		78,069
Real Estate 7.0%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	2,100	1,918
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,288
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,187
American Tower Corporation
5.65%, 03/15/33	1,200	1,237
5.90%, 11/15/33	1,900	1,988
3.70%, 10/15/49	2,100	1,528
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	688
COPT Defense Properties
2.25%, 03/15/26	400	390
CoStar Group, Inc.
2.80%, 07/15/30 (c)	1,100	982
Crown Castle Inc.
2.50%, 07/15/31	500	427
5.20%, 09/01/34	1,700	1,662
Digital Dutch Finco B.V.
1.50%, 03/15/30, EUR (b)	1,400	1,374

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
EPR Properties
4.75%, 12/15/26	200	199
4.50%, 06/01/27	900	888
4.95%, 04/15/28	100	99
3.60%, 11/15/31	1,800	1,607
Equinix, Inc.
2.15%, 07/15/30	1,700	1,488
Essex Portfolio, L.P.
2.65%, 03/15/32	3,900	3,343
5.50%, 04/01/34	600	606
Extra Space Storage LP
2.20%, 10/15/30	1,000	871
Fideicomiso Fibra Uno
7.38%, 02/13/34 (c)	800	806
GLP Financing, LLC
5.75%, 06/01/28	300	306
5.30%, 01/15/29	700	702
4.00%, 01/15/31	5,600	5,223
Goodman US Finance Six, LLC
5.13%, 10/07/34 (c)	2,000	1,974
Healthpeak OP, LLC
5.38%, 02/15/35	400	399
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	357
Host Hotels & Resorts, L.P.
3.38%, 12/15/29	3,600	3,347
3.50%, 09/15/30 (f)	3,400	3,115
Hudson Pacific Properties, L.P.
5.95%, 02/15/28 (e)	500	433
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	700	586
4.15%, 04/15/32	3,100	2,884
Kaisa Group Holdings Ltd.
0.00%, 04/09/49 - 11/12/49 (b) (h) (i)	3,700	167
0.00%, 06/30/49 (b) (h) (i)	300	13
Kilroy Realty, L.P.
4.75%, 12/15/28	500	492
3.05%, 02/15/30	1,000	890
6.25%, 01/15/36	700	693
Newmark Group, Inc.
7.50%, 01/12/29 (f)	700	734
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,782
Physicians Realty L.P.
3.95%, 01/15/28	200	196
Piedmont Operating Partnership, LP
9.25%, 07/20/28 (f)	500	551
3.15%, 08/15/30	500	438
ProLogis, L.P.
4.20%, 02/15/33, CAD (b)	700	488
Realty Income Corporation
3.20%, 02/15/31	600	549
Safehold GL Holdings LLC
5.65%, 01/15/35	400	398
Store Capital LLC
5.40%, 04/30/30 (c)	800	801
Sunac China Holdings Limited
6.00%, 09/30/25 (c) (l)	69	8
6.25%, 09/30/26 (c) (l)	69	8
6.50%, 09/30/27 (c) (l)	139	16
6.75%, 09/30/28 (c) (l)	208	24
7.00%, 09/30/29 (c) (l)	209	24
7.25%, 09/30/30 (c) (l)	98	11
VICI Properties Inc.
5.75%, 02/01/27 (c)	400	405
3.88%, 02/15/29 (c)	2,500	2,391
4.13%, 08/15/30 (c)	400	377
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	4,300	4,156
Yango Justice International Limited
0.00%, 04/15/49 (b) (h) (i)	600	—
		60,514
Health Care 6.6%
AbbVie Inc.
4.40%, 11/06/42	1,381	1,219
5.60%, 03/15/55	900	911
Adventist Health System/West
2.95%, 03/01/29	1,000	924
Alcon Finance Corporation
2.60%, 05/27/30 (c)	700	630
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,600	1,625
5.60%, 03/02/43	400	396
5.65%, 03/02/53	6,600	6,476
AstraZeneca Finance LLC
4.90%, 02/26/31	2,000	2,033
Bausch Health Companies Inc.
11.00%, 09/30/28 (c)	270	258
14.00%, 10/15/30 (c)	53	50
Bayer US Finance LLC
6.38%, 11/21/30 (c)	4,800	5,017
6.50%, 11/21/33 (c)	800	839
Becton, Dickinson and Company
5.08%, 06/07/29	200	203
1.96%, 02/11/31	2,900	2,473
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,326
Centene Corporation
2.45%, 07/15/28	1,100	1,005
3.00%, 10/15/30	4,900	4,293
2.50%, 03/01/31	300	253
CVS Health Corporation
7.51%, 01/10/32 (c)	34	36
6.00%, 06/01/63	2,000	1,888
Elevance Health, Inc.
4.10%, 05/15/32	200	190
4.75%, 02/15/33	3,700	3,626
6.10%, 10/15/52	900	921
HCA Inc.
3.50%, 09/01/30	700	650
3.63%, 03/15/32	4,900	4,429
5.50%, 06/01/33 - 06/15/47	2,700	2,636
Illumina, Inc.
5.75%, 12/13/27	200	204
2.55%, 03/23/31	200	172
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	517
Mars, Incorporated
5.65%, 05/01/45 (c)	1,300	1,304
Stryker Corporation
4.85%, 12/08/28	2,100	2,126
4.25%, 09/11/29	900	888
4.63%, 09/11/34	500	487
2.90%, 06/15/50	300	197
Sutter Health
5.16%, 08/15/33	300	303
UnitedHealth Group Incorporated
5.15%, 07/15/34	500	503
3.50%, 08/15/39	800	650
5.50%, 07/15/44	500	492
5.63%, 07/15/54	1,000	981
5.20%, 04/15/63	1,500	1,352
5.75%, 07/15/64	1,400	1,379
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/35	500	508
Zoetis Inc.
3.00%, 09/12/27	300	290
		56,660
Industrials 5.4%
Air Lease Corporation
5.30%, 06/25/26	1,252	1,261
Aircastle Limited
2.85%, 01/26/28 (c)	2,700	2,549
BAE Systems PLC
3.40%, 04/15/30 (c)	300	281

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,582
Boeing Company, The
3.60%, 05/01/34	1,525	1,311
5.81%, 05/01/50 (f)	4,100	3,885
6.86%, 05/01/54 (f)	1,800	1,952
5.93%, 05/01/60 (f)	2,000	1,882
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	4,500	4,262
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	491
2.45%, 12/02/31	600	517
3.50%, 05/01/50	1,200	844
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,627
Equifax Inc.
5.10%, 06/01/28	1,000	1,013
GATX Corporation
3.50%, 03/15/28	500	484
Heathrow Finance PLC
4.13%, 09/01/29, GBP (b) (f) (g)	300	352
HEICO Corporation
5.25%, 08/01/28	450	457
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35	1,900	1,916
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (c)	400	404
Lockheed Martin Corporation
4.80%, 08/15/34	1,300	1,279
5.20%, 02/15/55	1,065	1,005
RTX Corporation
6.10%, 03/15/34	1,300	1,394
5.38%, 02/27/53	900	858
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30 (c)	800	812
Spirit AeroSystems, Inc.
9.75%, 11/15/30 (c)	1,300	1,437
Textron Inc.
3.38%, 03/01/28	1,100	1,060
Union Pacific Corporation
3.75%, 02/05/70	300	204
Verisk Analytics, Inc.
4.13%, 03/15/29	400	393
Weir Group PLC(The)
2.20%, 05/13/26 (c)	2,400	2,331
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (f)	5,500	5,481
		46,324
Information Technology 3.6%
Apple Inc.
2.80%, 02/08/61	2,200	1,324
Booz Allen Hamilton Inc.
5.95%, 08/04/33	600	600
Broadcom Inc.
3.14%, 11/15/35 (c)	1,622	1,344
3.19%, 11/15/36 (c)	1,109	911
4.93%, 05/15/37 (c)	2,858	2,747
CDW Finance Corporation
3.25%, 02/15/29	800	750
3.57%, 12/01/31	1,400	1,266
CGI Inc.
4.95%, 03/14/30 (c)	400	400
Flex Ltd.
5.25%, 01/15/32	600	596
Infor, Inc.
1.75%, 07/15/25 (c)	800	792
Micron Technology, Inc.
4.19%, 02/15/27	300	298
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,296
NXP B.V.
2.70%, 05/01/25	1,200	1,197
3.40%, 05/01/30 (e)	2,400	2,234
Oracle Corporation
2.30%, 03/25/28	6,000	5,636
4.00%, 07/15/46	900	689
Synopsys, Inc.
5.00%, 04/01/32	1,500	1,507
TD SYNNEX Corporation
1.75%, 08/09/26 (f)	2,300	2,205
VMware LLC
3.90%, 08/21/27	1,800	1,768
4.70%, 05/15/30 (f)	3,100	3,072
		30,632
Consumer Discretionary 3.3%
BMW US Capital, LLC
5.24%, (SOFR + 0.92%), 03/21/28 (c) (k)	1,700	1,696
Carnival Corporation
4.00%, 08/01/28 (c)	1,100	1,053
Choice Hotels International, Inc.
5.85%, 08/01/34	400	401
Ferguson Finance PLC
3.25%, 06/02/30 (c)	3,900	3,596
Hilton Domestic Operating Company Inc.
5.88%, 04/01/29 (c)	500	502
Hyatt Hotels Corporation
5.38%, 12/15/31	500	499
Las Vegas Sands Corp.
3.50%, 08/18/26	600	588
3.90%, 08/08/29	1,100	1,036
6.00%, 08/15/29	4,325	4,423
6.20%, 08/15/34 (e)	1,100	1,103
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,011
4.63%, 06/15/30 (f)	200	198
McDonald's Corporation
3.63%, 09/01/49	400	292
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (c)	1,600	1,518
NVR, Inc.
3.00%, 05/15/30	4,400	4,028
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	1,000	955
5.50%, 04/01/28 (c)	400	398
5.63%, 09/30/31 (c)	400	393
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	300	228
Tapestry, Inc.
5.50%, 03/11/35	400	395
Volkswagen Group of America Finance, LLC
5.05%, 03/27/28 (c)	1,300	1,298
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,700	1,360
Wynn Las Vegas, LLC
5.25%, 05/15/27 (c)	300	297
Wynn Resorts Finance, LLC
7.13%, 02/15/31 (c)	200	207
6.25%, 03/15/33 (c)	600	585
		28,060
Communication Services 2.5%
Altice France Holding S.A.
5.13%, 07/15/29 (c)	448	352
5.50%, 10/15/29 (c)	230	182
Charter Communications Operating, LLC
3.50%, 03/01/42	3,000	2,052
5.75%, 04/01/48	300	259
4.80%, 03/01/50	2,000	1,508
3.85%, 04/01/61	200	121
3.95%, 06/30/62	1,500	921
Comcast Corporation
5.50%, 05/15/64	800	750
Fox Corporation
6.50%, 10/13/33	900	962
Live Nation Entertainment, Inc.
3.75%, 01/15/28 (c)	200	191
Meta Platforms, Inc.
5.60%, 05/15/53	1,700	1,712

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
5.40%, 08/15/54	1,600	1,567
Netflix, Inc.
3.88%, 11/15/29, EUR (b)	1,400	1,566
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (c) (l)	121	101
8.50%, 12/31/28 (c) (l)	257	23
Paramount Global
3.70%, 06/01/28	800	770
T-Mobile USA, Inc.
3.50%, 04/15/31	1,050	973
5.15%, 04/15/34	100	100
4.70%, 01/15/35	2,300	2,213
3.30%, 02/15/51	3,500	2,341
5.75%, 01/15/54	2,100	2,073
3.60%, 11/15/60	1,700	1,136
		21,873
Consumer Staples 1.3%
Ashtead Capital, Inc.
4.00%, 05/01/28 (c)	400	388
5.80%, 04/15/34 (c)	1,100	1,105
CSL Finance PLC
4.05%, 04/27/29 (c)	500	489
Diageo Capital PLC
2.00%, 04/29/30	1,150	1,015
Greene King Finance PLC
5.32%, 09/15/31, GBP (b) (g)	284	364
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,378
JDE Peet's N.V.
1.13%, 06/16/33, EUR (b)	100	88
Kraft Heinz Foods Company
6.88%, 01/26/39	3,300	3,667
Massachusetts Institute of Technology
4.68%, 07/01/14	200	170
Philip Morris International Inc.
5.38%, 02/15/33 (e)	1,500	1,529
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (c)	950	830
		11,023
Materials 0.5%
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/49 (b) (c) (h) (i) (j)	900	—
Synthos Spolka Akcyjna
2.50%, 06/07/28, EUR (b)	400	396
Unigel Luxembourg SA
13.50%, 12/31/27 (c) (l)	154	141
11.00%, 12/31/28 (c) (l)	387	155
Vale Overseas Ltd
6.13%, 06/12/33	3,100	3,177
Yara International ASA
3.80%, 06/06/26 (c)	300	297
		4,166
Total Corporate Bonds And Notes (cost $719,246)		681,232
GOVERNMENT AND AGENCY OBLIGATIONS 31.6%
Mortgage-Backed Securities 17.3%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	399	369
4.50%, 09/01/48 - 09/01/53	953	916
3.00%, 05/01/52	447	388
6.50%, 02/01/54	3,403	3,512
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	174	157
4.50%, 08/01/48 - 01/01/49	185	180
4.00%, 03/01/49 - 05/01/50	1,473	1,389
6.00%, 11/01/53	356	361
TBA, 5.00%, 04/15/55 (m)	2,500	2,450
TBA, 3.00%, 05/15/55 (m)	7,420	6,432
TBA, 4.00%, 05/15/55 (m)	11,900	11,077
TBA, 5.50%, 05/15/55 (m)	87,300	87,112
TBA, 6.00%, 06/15/55 (m)	14,000	14,193
Government National Mortgage Association
TBA, 4.00%, 04/15/55 (m)	13,700	12,827
TBA, 4.50%, 05/15/55 (m)	2,600	2,494
TBA, 5.00%, 05/15/55 (m)	2,900	2,851
TBA, 6.00%, 05/15/55 (m)	1,600	1,622
		148,330
U.S. Treasury Note 7.4%
Treasury, United States Department of
4.88%, 10/31/30 (m) (n)	11,300	11,786
2.75%, 08/15/32 (m) (n)	16,000	14,630
4.13%, 11/15/32 (n)	2,500	2,504
4.00%, 02/15/34 (m)	35,400	34,924
		63,844
Sovereign 4.2%
Cabinet of Ministers of Ukraine
1.75%, 02/01/29 - 02/01/34 (c) (g)	144	88
0.00%, 02/01/30 - 02/01/36 (c) (g)	83	41
Cabinet Office, Government of Japan
2.00%, 12/20/44, JPY	390,000	2,520
2.20%, 03/20/64, JPY	164,000	971
Cassa Depositi E Prestiti Societa' Per Azioni
5.88%, 04/30/29 (c)	1,000	1,037
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	3,178	924
6.15%, 08/12/32, PEN (b)	100	27
6.15%, 08/12/32, PEN (c)	1,922	525
7.30%, 08/12/33, PEN	4,800	1,386
5.40%, 08/12/34, PEN (b)	12,600	3,125
6.90%, 08/12/37, PEN (c)	1,300	349
Commonwealth of Australia
1.00%, 11/21/31, AUD (b)	3,950	2,026
Gobierno Federal de los Estados Unidos Mexicanos
6.00%, 05/07/36	700	679
Government of Saudi Arabia
5.13%, 01/13/28 (c)	1,800	1,821
4.75%, 01/16/30 (c)	200	200
2.25%, 02/02/33 (c)	5,100	4,192
3.75%, 03/05/37, EUR (c)	300	311
HM Treasury
4.38%, 07/31/54, GBP (b)	1,227	1,376
Israel, State of
5.38%, 03/12/29	2,700	2,721
Ministry of Finance
5.38%, 02/19/30	400	402
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (b) (h) (i)	200	205
0.00%, 04/04/42 (b) (c) (h) (i)	200	135
Presidencia da Republica
7.13%, 05/13/54	700	671
Presidencia De La Nacion
0.75%, 07/09/30 (g)	90	66
4.13%, 07/09/35 (g)	188	117
3.50%, 07/09/41 (g)	1,100	633
Romania, Government of
2.13%, 03/07/28, EUR (c)	200	205
5.38%, 03/22/31, EUR (c)	500	535
5.25%, 05/30/32, EUR (c)	1,000	1,038
3.75%, 02/07/34, EUR (c)	800	717
South Africa, Parliament of
8.88%, 02/28/35, ZAR	82,390	4,023
8.50%, 01/31/37, ZAR	73,200	3,321
		36,387
U.S. Treasury Bond 1.1%
Treasury, United States Department of
2.75%, 11/15/47	6,300	4,595
4.63%, 02/15/55	4,463	4,494
		9,089
U.S. Treasury Inflation Indexed Securities 1.0%
Treasury, United States Department of
2.13%, 04/15/29 (m) (o)	7,569	7,793
1.50%, 02/15/53 (o)	918	763
		8,556

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Treasury Inflation Indexed Securities 0.4%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (p)	21,031	989
4.00%, 11/30/28, MXN (p)	34,490	1,632
2.75%, 11/27/31, MXN (p)	25,392	1,084
		3,705
Municipal 0.2%
Grand Canyon University
7.38%, 10/01/29	500	516
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,112	1,127
		1,643
Total Government And Agency Obligations (cost $273,046)		271,554
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.0%
AIMCO CLO Series 2015-A
Series 2015-AR3-AA, 5.55%, (3 Month Term SOFR + 1.25%), 10/17/34 (k)	1,000	1,000
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	48	47
Series 2015-A-1, 3.60%, 03/15/27	110	107
Series 2020-A-2, 5.25%, 04/01/29	52	52
Series 2017-A-1, 3.55%, 01/15/30	334	309
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	712	707
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,706	1,021
Series 2005-2A1-27, REMIC, 4.66%, (12 Month Treasury Average + 1.35%), 08/25/35 (k) (q)	47	37
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,271	908
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	762	736
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	487	248
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	2,967	1,702
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	483	471
Series 2015-AA-2, 3.60%, 09/22/27	574	555
Series 2016-AA-1, 3.58%, 01/15/28	179	172
Series 2016-AA-2, 3.20%, 06/15/28	1,196	1,136
Series 2017-AA-2, 3.35%, 10/15/29	1,750	1,650
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	146	132
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.62%, (12 Month Treasury Average + 0.94%), 10/25/46 (g) (k) (q)	300	211
Anchorage Capital CLO 6 Ltd
Series 2015-AR3-6A, 5.73%, (3 Month Term SOFR + 1.44%), 04/24/34 (k)	1,000	1,000
Apidos CLO XXXIV LLC
Series 2021-A-35A, 5.60%, (3 Month Term SOFR + 1.31%), 04/20/34 (k)	2,500	2,500
AREIT 2021-CRE5 Trust
Series 2021-A-CRE5, 5.51%, (1 Month Term SOFR + 1.19%), 11/17/38 (g) (k)	118	117
Ares XXXIV CLO, Ltd.
Series 2015-AR3-2A, 5.62%, (3 Month Term SOFR + 1.32%), 04/18/33 (k)	1,300	1,301
Bain Capital Credit CLO 2020-2, Limited
Series 2020-ARR-2A, 5.53%, (3 Month Term SOFR + 1.24%), 07/19/34 (k)	1,000	999
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	8	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.65%, 11/20/36 (k)	1,360	1,137
Barings CLO Ltd 2018-I
Series 2018-A1-1A, 5.51%, (3 Month Term SOFR + 1.21%), 04/15/31 (k)	540	540
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 5.26%, 04/25/35 (k)	242	221
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 5.10%, 06/25/35 (k)	208	188
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.97%, 07/25/36 (k)	538	473
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 4.89%, (1 Month Term SOFR + 0.34%), 11/25/36 (g) (k) (q)	1,000	954
Benefit Street Partners CLO IV, Ltd.
Series 2014-AR4-IVA, 5.64%, (3 Month Term SOFR + 1.35%), 04/20/34 (k)	1,000	1,000
BlueMountain CLO 2018-3 Ltd
Series 2018-A1R-3A, 5.23%, (3 Month Term SOFR + 1.19%), 10/25/30 (k)	1,613	1,612
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	272	261
British Airways PLC
Series 2021-A-1, 2.90%, 03/15/35	1,271	1,134
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.58%, (1 Month Term SOFR + 1.26%), 08/19/38 (g) (k)	269	267
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 02/15/39 (k)	645	643
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 5.83%, (1 Month Term SOFR + 1.51%), 11/18/37 (k)	354	352
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 5.53%, (3 Month Term SOFR + 1.21%), 08/14/30 (k)	9	9
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 5.81%, (3 Month Term SOFR + 1.52%), 04/22/30 (c) (k)	423	423
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 0.84%, 01/25/37 (g) (k) (q)	552	153
Centex Corporation
Series 2004-MV1-D, REMIC, 5.02%, (1 Month Term SOFR + 1.04%), 09/25/34 (g) (k) (q)	17	17
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	558	267
CIFC Funding 2019-V Ltd
Series 2019-A1R1-5A, 5.70%, (3 Month Term SOFR + 1.40%), 01/15/35 (k)	2,100	2,101
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.27%, (1 Month Term SOFR + 0.53%), 11/25/34 (k) (q)	303	274
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 5.58%, (3 Month Term SOFR + 1.29%), 04/22/30 (k)	136	136
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 5.83%, (1 Month Term SOFR + 1.51%), 07/15/38 (k)	1,700	1,520
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 5.40%, (1 Month Term SOFR + 1.08%), 06/15/34 (g) (k)	444	424
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 4.71%, (1 Month Term SOFR + 0.25%), 07/25/35 (g) (k)	49	43
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.74%, (1 Month Term SOFR + 0.85%), 06/25/37 (g) (k) (q)	442	421
CWABS, Inc.
Series 2004-M1-4, REMIC, 5.15%, (1 Month Term SOFR + 0.83%), 07/25/34 (g) (k)	6	6
Series 2004-M1-5, REMIC, 5.29%, (1 Month Term SOFR + 0.97%), 08/25/34 (g) (k)	—	—
Series 2005-1A-AB4, REMIC, 3.79%, (1 Month Term SOFR + 0.59%), 03/25/36 (g) (k) (q)	16	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,026
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	585	548
Dryden 54 Senior Loan Fund
Series 2017-AR-54A, 5.77%, 10/19/29 (k)	383	383
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 5.51%, (1 Month Term SOFR + 1.19%), 07/15/38 (k)	3,811	3,808
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 5.86%, (1 Month Term SOFR + 1.54%), 10/25/34 (g) (k)	417	406
Goldentree Loan Management US CLO 4, Ltd.
Series 2019-ARR-4A, 5.45%, (3 Month Term SOFR + 1.15%), 04/24/31 (k)	1,521	1,520
Golub Capital Partners
Series 2024-A1-1A, 5.85%, 04/20/33 (k)	677	677
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 1.67%, (1 Month Term SOFR + 0.62%), 01/25/36 (g) (k) (q)	265	214
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 1.60%, (1 Month Term SOFR + 0.39%), 09/25/36 (g) (k) (q)	2,527	780
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	299
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 3.48%, (1 Month Term SOFR + 0.52%), 12/19/36 (g) (k) (q)	368	297
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 4.01%, (1 Month Term SOFR + 0.59%), 07/25/35 (g) (k) (q)	221	199
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 2.43%, 08/25/36 (g) (k) (q)	970	555
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 4.29%, (1 Month Term SOFR + 0.52%), 07/25/36 (g) (k) (q)	153	149
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	231	199
Series 2020-1A-1, 4.00%, 11/15/32	2,141	1,991
LCM 35 Ltd.
Series A1R-35A, 5.38%, (3 Month Term SOFR + 1.08%), 10/15/34 (k)	1,900	1,890
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 1.15%, (1 Month Term SOFR + 0.43%), 09/25/36 (g) (k) (q)	894	230
Magnetite XII, Ltd.
Series 2015-AR4-12A, 5.45%, (3 Month Term SOFR + 1.15%), 10/15/31 (k)	666	666
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 5.67%, (1 Month Term SOFR + 0.83%), 12/25/34 (g) (k) (q)	610	550
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 6.61%, (1 Month Term SOFR + 0.86%), 09/25/35 (g) (k) (q)	533	502
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.69%, (1 Month Term SOFR + 1.35%), 02/20/37 (k)	834	833
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 2.35%, (1 Month Term SOFR + 0.21%), 04/25/37 (g) (k) (q)	8	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 5.10%, (1 Month Term SOFR + 0.51%), 04/25/36 (g) (k) (q)	300	230
Neuberger Berman Loan Advisers CLO 43 Ltd
Series 2021-AR-43A, 5.36%, (3 Month Term SOFR + 1.05%), 07/17/36 (k)	2,400	2,391
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 2.48%, (1 Month Term SOFR + 0.82%), 02/25/36 (g) (k) (q)	300	234
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 5.84%, (1 Month Term SOFR + 0.27%), 08/25/36 (g) (k) (q)	159	156
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (k)	328	315
Ocean Trails CLO 8
Series 2020-ARR-8A, 5.59%, (3 Month Term SOFR + 1.29%), 07/15/34 (k)	1,000	997
Octagon Investment Partners XV, Ltd.
Series 2013-A1RR-1A, 5.52%, (3 Month Term SOFR + 1.23%), 07/19/30 (k)	498	498
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	30	23
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 2.79%, 09/25/37 (g) (k) (q)	138	54
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	23	20
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 4.66%, (1 Month Term SOFR + 0.57%), 12/25/35 (g) (k) (q)	134	105
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 5.32%, (1 Month Term SOFR + 1.00%), 01/15/27 (k)	1,600	1,588
Spirit Airlines, Inc.
Series 2015-A-1, 0.00%, 04/01/28 (h) (i)	515	474
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.73%, 08/25/35 (k) (q)	1	1
Symphony CLO XXIV Ltd
Series 2020-AR-24A, 6.52%, 01/23/32 (k)	824	823
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (b)	549	686
Trinitas CLO XII Ltd
Series 2020-A1R-12A, 5.67%, (3 Month Term SOFR + 1.37%), 04/25/33 (k)	2,200	2,200
Trinitas CLO XIV, Ltd.
Series 2020-A1R-14A, 5.64%, (3 Month Term SOFR + 1.34%), 01/25/34 (k)	1,000	999
TSTAT 2022-1 Ltd
Series 2022-A1RR-1A, 5.77%, (3 Month Term SOFR + 1.15%), 07/20/37 (k)	568	568
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	47	46
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	793	793
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,599	3,189
United Airlines, Inc.
Series 2014-A-1, 4.00%, 04/11/26	434	429
Verdelite Static CLO 2024-1 Ltd
Series 2024-A-1A, 5.75%, (3 Month Term SOFR + 1.13%), 07/20/32 (k)	1,785	1,784
Total Non-U.S. Government Agency Asset-Backed Securities (cost $72,844)		69,045
SENIOR FLOATING RATE INSTRUMENTS 0.9%
Financials 0.3%
Avolon TLB Borrower 1 (US) LLC
2023 Term Loan B6, 6.07%, (SOFR + 1.75%), 06/22/28 (k)	959	958
Delos Aircraft Designated Activity Co
Term Loan, 6.08%, (3 Month Term SOFR + 1.75%), 10/14/27 (k)	120	120
Jane Street Group, LLC
2024 Term Loan B1, 6.31%, (3 Month Term SOFR + 2.00%), 12/10/31 (k)	398	393
Setanta Aircraft Leasing Designated Activity Co
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 11/06/28 (k)	1,000	1,003
		2,474
Sovereign 0.2%
Republic of Panama
Term Loan, 4.10%, 03/07/27, EUR (j) (k)	1,400	1,511

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.1%
Belron Finance 2019 LLC
2024 USD Term Loan B, 7.05%, (3 Month Term SOFR + 2.75%), 10/01/31 (k)	590	588
Station Casinos LLC
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/07/31 (k)	495	492
		1,080
Industrials 0.1%
Carnival Corporation
2025 Term Loan (2027), 6.32%, (1 Month Term SOFR + 2.00%), 08/09/27 (k)	267	266
GFL Environmental Inc.
2025 Term Loan B, 6.82%, (3 Month Term SOFR + 2.50%), 02/04/32 (k)	300	297
Modena Buyer LLC
Term Loan, 8.79%, (3 Month Term SOFR + 4.50%), 04/03/31 (k)	299	289
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 09/16/27 (k)	202	204
		1,056
Information Technology 0.1%
Kaseya Inc.
2025 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 03/05/32 (k) (r)	500	498
Communication Services 0.1%
UFC Holdings, LLC
2024 Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 11/13/31 (k)	499	497
Materials 0.0%
Ineos US Finance LLC
2024 USD 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 02/07/31 (k)	299	285
Utilities 0.0%
Vistra Zero Operating Company, LLC
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/20/31 (k)	199	192
Total Senior Floating Rate Instruments (cost $7,645)		7,593
PREFERRED STOCKS 0.2%
Financials 0.2%
Morgan Stanley, 6.50%, (25, 10/15/27) (a)	35	874
Wells Fargo & Company, 4.25%, (25, 09/15/26) (a)	65	1,151
Total Preferred Stocks (cost $2,492)		2,025
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (h) (j)	—	3
DrillCo Holding Lux S.A. (h) (j)	1	28
DrillCo Holding Lux S.A. (h) (j)	—	9
DrillCo Holding Lux S.A. (h) (j)	3	84
Stichting Administratiekantoor Unigel Creditors (h) (j)	1	—
SVB Financial Group (h)	104	1
		125
Communication Services 0.0%
Oi S.A. - Em Recuperacao Judicial (h)	45	8
Total Common Stocks (cost $79)		133
SHORT TERM INVESTMENTS 0.9%
Discount Notes 0.7%
FHLBanks Office of Finance
4.25%, 05/28/25	5,600	5,563
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (s) (t)	1,450	1,450
U.S. Treasury Bill 0.0%
Treasury, United States Department of
4.27%, 06/05/25 (n)	396	393
Total Short Term Investments (cost $7,406)		7,406
Total Investments 120.9% (cost $1,082,758)		1,038,988
Total Forward Sales Commitments (0.4)% (proceeds $3,753)		(3,768)
Total Purchased Options 0.0% (cost $39)		9
Other Derivative Instruments (0.1)%		(1,143)
Other Assets and Liabilities, Net (20.4)%		(174,732)
Total Net Assets 100.0%		859,354

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $148,174 and 17.2% of the Fund.

(d) Convertible security.

(e) All or a portion of the security was on loan as of March 31, 2025.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(h) Non-income producing security.

(i) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $208,879.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) Treasury inflation indexed note, par amount is not adjusted for inflation.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.4%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.4%)
Mortgage-Backed Securities (0.4%)
Federal National Mortgage Association, Inc.
TBA, 5.00%, 05/15/55 (a)	(2,500)	(2,449)
TBA, 6.00%, 05/15/55 (a)	(1,300)	(1,319)
Total Government And Agency Obligations (proceeds $3,753)		(3,768)
Total Forward Sales Commitments (0.4%) (proceeds $3,753)		(3,768)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2025, the total proceeds for investments sold on a delayed delivery basis was $3,753.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	2,876	36,388	39,264	7	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	3,752	12,737	15,039	37	—	—	1,450	0.2
	6,628	49,125	54,303	44	—	—	1,450	0.2

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/22/25	643	650	0.1
Anglian Water Services Financing PLC, 6.00%, 06/20/39	07/10/24	130	122	—
Aviva PLC, 7.75% (callable at 100, 09/30/32)	03/24/25	388	385	—
Banco Santander, S.A., 4.88%, 10/18/31	09/25/24	3,241	3,112	0.4
BPCE, 1.50%, 01/13/42	11/20/24	403	418	0.1
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	01/22/25	1,289	1,327	0.2
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	882	924	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.15%, 08/12/32	02/26/25	28	27	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	10/23/24	3,094	3,125	0.4
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/22/25	1,610	1,643	0.2
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,899	2,026	0.2
Cooperatieve Rabobank U.A., 4.38% (callable at 100, 06/29/27)	03/10/25	862	854	0.1
Digital Dutch Finco B.V., 1.50%, 03/15/30	10/08/24	1,396	1,374	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	13	—
EP Infrastructure, a.s., 1.82%, 03/02/31	07/10/24	90	94	—
EPH Financing International, a.s., 5.88%, 11/30/29	03/05/25	805	799	0.1
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,461	2,098	0.2
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,194	0.1
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	406	364	—
Heathrow Finance PLC, 4.13%, 09/01/29	03/05/25	354	352	—
HM Treasury, 4.38%, 07/31/54	03/21/25	1,380	1,376	0.2
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	87	88	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	13	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	08/14/20	301	13	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/49	02/25/21	2,047	92	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/49	04/20/21	1,009	45	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/49	11/09/20	414	17	—
KBC Groep, 6.25% (callable at 100, 09/17/31)	03/06/25	447	439	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	205	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	58	135	—
National Grid Electricity Transmission PLC, 2.00%, 04/17/40	07/30/24	1,163	1,080	0.1
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,818	1,566	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	13	10	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	418	314	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/15/21	249	189	—
ProLogis, L.P., 4.20%, 02/15/33	01/28/25	485	488	0.1
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
SPP - distribucia , a.s., 1.00%, 06/09/31	07/10/24	261	266	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	759	764	0.1
SW (Finance) I PLC, 7.00%, 04/16/40	07/09/24	1,201	1,219	0.1
Synthos Spolka Akcyjna, 2.50%, 06/07/28	03/06/25	399	396	—
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	677	686	0.1
Thames Water Utilities Finance PLC, 4.38%, 01/18/31	06/20/24	857	714	0.1
Thames Water Utilities Finance PLC, 4.38%, 07/03/34	05/22/24	618	572	0.1
UBS Group AG, 9.25% (callable at 100, 11/13/28)	03/11/25	436	434	0.1
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	203	—	—
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	—	—
Yorkshire Water Finance PLC, 1.75%, 10/27/32	07/10/24	681	680	0.1
		45,963	32,702	3.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	172	December 2026		41,278	(4)	249
3 Month SOFR Index	132	March 2027		31,691	(5)	175
3 Month SOFR Index	304	June 2027		72,984	(12)	390
3 Month SOFR Index	278	September 2027		66,725	(11)	353
3 Month SOFR Index	330	December 2027		79,218	(8)	383
3 Month SOFR Index	231	March 2028		55,400	(3)	300
Euro Bund	7	June 2025	EUR	907	4	(6)
United States 10 Year Note	150	June 2025		16,458	2	225
United States 10 Year Ultra Bond	300	June 2025		33,957	28	280
United States Ultra Bond	521	June 2025		62,742	228	950
					219	3,299
Short Contracts
Euro BOBL	(196)	June 2025	EUR	(23,269)	(53)	195
United States 5 Year Note	(376)	July 2025		(40,307)	12	(359)
United States Long Bond	(44)	June 2025		(5,100)	(8)	(60)
					(49)	(224)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.25	(S)	03/19/30	AUD	33,500	71	6
6M EURIBOR (S)	Receiving	2.25	(A)	09/17/55	EUR	13,000	(80)	99
6M EURIBOR (S)	Paying	2.25	(A)	09/17/30	EUR	23,750	35	81
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	400	1	(9)
6M EURIBOR (S)	Paying	2.22	(A)	01/08/35	EUR	500	2	(20)
6M EURIBOR (S)	Paying	2.42	(A)	03/07/35	EUR	400	1	(9)
6M EURIBOR (S)	Paying	2.46	(A)	03/13/35	EUR	400	1	(7)
6M EURIBOR (S)	Paying	2.61	(A)	03/24/35	EUR	400	1	(2)
6M EURIBOR (S)	Paying	2.52	(A)	03/27/35	EUR	400	1	(5)
6M EURIBOR (S)	Paying	2.46	(A)	04/01/35	EUR	400	—	(8)
6M EURIBOR (S)	Paying	2.25	(A)	09/17/35	EUR	17,300	56	123
BRAZIBOR (A)	Paying	12.03	(A)	01/04/27	BRL	60,600	18	(331)
Sterling Overnight Index Average Rate (A)	Receiving	3.50	(A)	03/19/35	GBP	1,000	(10)	7
Sterling Overnight Index Average Rate (A)	Paying	3.50	(A)	03/19/30	GBP	22,760	119	(28)
U.S. SOFR (A)	Receiving	3.00	(A)	12/18/25		8,200	—	(129)
U.S. SOFR (A)	Receiving	4.14	(A)	01/03/26		8,200	—	(2)
U.S. SOFR (A)	Receiving	4.10	(A)	08/31/29		23,400	(16)	(111)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		36,700	(32)	670
U.S. SOFR (A)	Receiving	3.80	(A)	12/31/31		400	(1)	(3)
U.S. SOFR (A)	Receiving	4.10	(A)	12/31/31		16,240	(28)	(101)
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34		900	(3)	(7)
U.S. SOFR (A)	Receiving	3.72	(A)	08/07/34		900	(3)	3
U.S. SOFR (A)	Receiving	3.60	(A)	08/19/34		720	(2)	9
U.S. SOFR (A)	Receiving	3.61	(A)	08/28/34		900	(3)	10
U.S. SOFR (A)	Receiving	3.56	(A)	08/28/34		1,300	(4)	20
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34		1,100	(3)	20
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34		1,400	(4)	27
U.S. SOFR (A)	Receiving	3.75	(A)	11/15/34		1,400	(4)	(1)
U.S. SOFR (A)	Receiving	3.84	(A)	11/15/34		11,970	(35)	(92)
U.S. SOFR (A)	Receiving	3.91	(A)	03/04/35		600	(2)	(7)
U.S. SOFR (A)	Receiving	3.87	(A)	03/05/35		700	(2)	(6)
U.S. SOFR (A)	Receiving	3.87	(A)	03/05/35		10,600	(33)	(62)
U.S. SOFR (A)	Receiving	3.90	(A)	03/11/35		700	(2)	(8)
U.S. SOFR (A)	Receiving	3.91	(A)	03/12/35		600	(2)	(7)
U.S. SOFR (A)	Receiving	3.93	(A)	03/24/35		1,400	(4)	(19)
U.S. SOFR (A)	Receiving	3.88	(A)	03/25/35		700	(2)	(7)
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		15,000	(110)	584
U.S. SOFR (A)	Receiving	3.94	(A)	02/15/55		1,050	(8)	(27)
U.S. SOFR (A)	Receiving	3.92	(A)	02/15/55		1,300	(10)	(27)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.81	(A)	02/15/55	1,700	(3)	3
						(100)	627

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.26	1.00	12/20/26	(1,000)	13	—	(9)
AT&T Inc. (Q)	0.29	1.00	12/20/25	(2,600)	13	—	(19)
AT&T Inc. (Q)	0.35	1.00	06/20/26	(2,100)	17	—	(15)
AT&T Inc. (Q)	0.40	1.00	12/20/26	(800)	8	—	(1)
AT&T Inc. (Q)	0.51	1.00	06/20/28	(500)	7	—	10
Bank of America Corporation (Q)	0.40	1.00	12/20/26	(200)	2	—	(1)
Barclays Bank PLC (Q)	0.33	1.00	12/20/25	(500)	3	—	—
Boeing Company, The (Q)	0.25	1.00	06/20/25	(500)	1	—	8
Boeing Company, The (Q)	0.51	1.00	06/20/27	(1,000)	10	—	45
CDX.NA.IG.40 (Q)	0.39	1.00	06/20/28	(400)	7	—	3
CDX.NA.IG.41 (Q)	0.44	1.00	12/20/28	(1,200)	23	—	9
CDX.NA.IG.43 (Q)	0.56	1.00	12/20/29	(14,800)	280	(2)	(50)
CDX.NA.IG.44 (Q)	0.61	1.00	06/20/30	(18,600)	336	11	9
Citigroup Inc. (Q)	0.25	1.00	12/20/25	(1,000)	5	—	(1)
EADS Finance (Q)	0.33	1.00	12/20/28	(300)	8	(1)	6
EADS Finance (Q)	0.36	1.00	06/20/29	(900)	25	(2)	6
Electricite de France (Q)	0.83	1.00	06/20/30	(700)	6	(2)	(3)
Elis Services (Q)	0.99	5.00	12/20/29	(400)	77	(2)	(5)
General Electric Company (Q)	0.08	1.00	06/20/26	(1,000)	11	—	3
General Motors Company (Q)	0.46	5.00	12/20/26	(320)	24	—	(29)
General Motors Company (Q)	0.84	5.00	06/20/28	(1,500)	189	—	(11)
Glencore Finance (Europe) Limited (Q)	1.45	5.00	06/20/31	(600)	129	(3)	(8)
Hess Corporation (Q)	0.15	1.00	12/20/26	(1,800)	26	(1)	50
MetLife, Inc. (Q)	0.46	1.00	06/20/28	(800)	13	—	28
Mundys S.p.A. (Q)	0.36	1.00	12/20/25	(1,400)	7	—	69
Tesco PLC (Q)	0.31	1.00	12/20/27	(1,700)	34	(2)	37
The AES Corporation (Q)	0.92	5.00	12/20/28	(300)	42	—	5
Verizon Communications Inc. (Q)	0.37	1.00	12/20/26	(1,400)	15	(1)	(18)
					1,331	(5)	118

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]	Value ($)
Foreign Currency Options
USD/CNH Spot Rate	GSC	Call	CNH	7.28	05/15/25	2,100,000	2,100	8
USD/CNY Spot Rate	BNP	Call	CNY	7.50	05/15/25	2,200,000	2,200	1
								9

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.43, 12/20/29	GSC	Put	0.70	05/21/25	1,400,000	1,400	(1)
CDX.NA.IG.43, 12/20/29	GSC	Put	0.75	06/18/25	2,900,000	2,900	(3)
CDX.NA.IG.43, 12/20/29	GSC	Put	0.70	06/18/25	1,400,000	1,400	(2)
CDX.NA.IG.44, 06/20/30	GSC	Put	0.85	06/18/25	2,800,000	2,800	(3)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
CDX.NA.IG.44, 06/20/30	GSC	Put		0.90	07/16/25	2,800,000		2,800	(3)
CDX.NA.IG.44, 06/20/30	JPM	Put		1.00	07/16/25	1,300,000		1,300	(1)
									(13)
Foreign Currency Options
USD/CNH Spot Rate	GSC	Call	CNH	7.55	05/15/25	2,100,000		2,100	—

Interest Rate Swaptions
6M EURIBOR, 04/09/35	BCL	Call		2.51	04/07/25	400,000	EUR	400	—
6M EURIBOR, 04/15/35	BCL	Call		2.55	04/11/25	400,000	EUR	400	(1)
6M EURIBOR, 04/16/35	BCL	Call		2.55	04/14/25	400,000	EUR	400	(1)
6M EURIBOR, 05/05/35	BCL	Call		2.45	04/30/25	400,000	EUR	400	(1)
6M EURIBOR, 04/09/30	BPC	Call		2.40	04/07/25	700,000	EUR	700	(2)
6M EURIBOR, 04/29/30	CIT	Call		2.35	04/25/25	600,000	EUR	600	(2)
6M EURIBOR, 04/09/35	MSC	Call		2.52	04/07/25	400,000	EUR	400	—
6M EURIBOR, 04/09/35	BCL	Put		2.86	04/07/25	400,000	EUR	400	—
6M EURIBOR, 04/15/35	BCL	Put		2.90	04/11/25	400,000	EUR	400	—
6M EURIBOR, 04/16/35	BCL	Put		2.92	04/14/25	400,000	EUR	400	—
6M EURIBOR, 05/05/35	BCL	Put		2.76	04/30/25	400,000	EUR	400	(2)
6M EURIBOR, 04/09/30	BPC	Put		2.75	04/07/25	700,000	EUR	700	—
6M EURIBOR, 04/29/30	CIT	Put		2.65	04/25/25	600,000	EUR	600	—
6M EURIBOR, 04/09/35	MSC	Put		2.89	04/07/25	400,000	EUR	400	—
U.S. SOFR, 04/14/35	GSC	Call		3.54	04/10/25	1,200,000		1,200	(1)
U.S. SOFR, 04/16/35	GSC	Call		3.72	04/14/25	600,000		600	(3)
U.S. SOFR, 04/22/35	GSC	Call		3.70	04/17/25	600,000		600	(2)
U.S. SOFR, 04/23/35	GSC	Call		3.71	04/21/25	600,000		600	(3)
U.S. SOFR, 04/30/35	GSC	Call		3.71	04/28/25	600,000		600	(4)
U.S. SOFR, 05/02/35	GSC	Call		3.60	04/30/25	700,000		700	(3)
U.S. SOFR, 04/16/35	MSC	Call		3.71	04/14/25	700,000		700	(3)
U.S. SOFR, 04/16/35	BCL	Put		4.06	04/14/25	700,000		700	—
U.S. SOFR, 04/14/35	GSC	Put		3.99	04/10/25	1,200,000		1,200	(1)
U.S. SOFR, 04/16/35	GSC	Put		4.07	04/14/25	600,000		600	—
U.S. SOFR, 04/22/35	GSC	Put		4.05	04/17/25	600,000		600	(1)
U.S. SOFR, 04/23/35	GSC	Put		4.06	04/21/25	600,000		600	(1)
U.S. SOFR, 04/30/35	GSC	Put		4.06	04/28/25	600,000		600	(1)
U.S. SOFR, 05/02/35	GSC	Put		3.95	04/30/25	700,000		700	(3)
									(35)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	ANZ	04/02/25	AUD	6,006	3,753	(47)
BRL/USD	CIT	04/02/25	BRL	404	71	—
BRL/USD	GSC	04/02/25	BRL	23,477	4,115	30
BRL/USD	SCB	06/03/25	BRL	23,880	4,131	96
CAD/USD	CIT	04/02/25	CAD	5,585	3,881	(40)
CHF/USD	HSB	04/02/25	CHF	1,607	1,817	(3)
CHF/USD	MSC	04/02/25	CHF	84	95	1
CNY/USD	ANZ	05/12/25	CNY	2,154	298	(1)
CNY/USD	ANZ	05/12/25	CNY	8,080	1,117	4
CNY/USD	JPM	05/12/25	CNY	9,294	1,285	3
CNY/USD	GSC	05/19/25	CNY	18,277	2,529	(17)
CNY/USD	BNP	06/18/25	CNY	2,618	363	—
CNY/USD	GSC	06/18/25	CNY	888	123	—
CNY/USD	BNP	07/16/25	CNY	26,583	3,693	13
DKK/USD	DUB	04/02/25	DKK	3,379	490	2
DKK/USD	HSB	04/02/25	DKK	180	26	—
EUR/USD	CIT	04/02/25	EUR	889	961	(5)
EUR/USD	HSB	04/02/25	EUR	496	536	1
EUR/USD	JPM	04/02/25	EUR	22,411	24,233	61
EUR/USD	BNP	05/02/25	EUR	496	537	2
GBP/USD	BCL	04/02/25	GBP	6,458	8,342	(26)
IDR/USD	DUB	04/09/25	IDR	786,039	47	—
IDR/USD	BNP	04/16/25	IDR	341,087	21	—
IDR/USD	DUB	04/16/25	IDR	243,464	15	—
IDR/USD	GSC	04/16/25	IDR	171,845	10	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	BCL	04/23/25	IDR	1,723,830	104	(1)
IDR/USD	CIT	04/23/25	IDR	2,743,513	165	(2)
IDR/USD	GSC	04/23/25	IDR	1,430,520	86	(1)
IDR/USD	JPM	04/23/25	IDR	612,755	37	—
IDR/USD	SCB	04/23/25	IDR	2,147,771	130	(2)
IDR/USD	GSC	05/07/25	IDR	176,571	11	—
IDR/USD	BNP	06/12/25	IDR	8,687,981	523	(6)
IDR/USD	CIT	06/12/25	IDR	10,580,320	637	(8)
IDR/USD	JPM	06/12/25	IDR	867,698	52	(1)
ILS/USD	BCL	04/16/25	ILS	1,107	298	(3)
INR/USD	BCL	04/04/25	INR	1,619	19	—
INR/USD	JPM	04/15/25	INR	17,511	205	5
INR/USD	BNP	04/28/25	INR	2,188	25	—
INR/USD	BOA	04/28/25	INR	3,449	40	—
INR/USD	CIT	04/28/25	INR	89,311	1,042	19
INR/USD	HSB	04/28/25	INR	2,790	33	—
INR/USD	JPM	04/28/25	INR	83,583	976	18
INR/USD	BNP	04/30/25	INR	6,257	73	—
INR/USD	DUB	04/30/25	INR	4,210	49	—
INR/USD	HSB	04/30/25	INR	1,403	16	—
INR/USD	JPM	04/30/25	INR	5,335	62	—
INR/USD	BNP	05/02/25	INR	7,034	82	—
INR/USD	BOA	05/02/25	INR	2,812	33	—
INR/USD	BNP	05/05/25	INR	18,233	213	—
JPY/USD	ANZ	04/02/25	JPY	36,802	245	(1)
JPY/USD	BNP	04/02/25	JPY	1,943,009	12,954	(154)
JPY/USD	CIT	04/02/25	JPY	634,200	4,228	(89)
JPY/USD	JPM	04/02/25	JPY	35,764	238	(1)
JPY/USD	UBS	04/02/25	JPY	32,767	218	(2)
JPY/USD	BNP	04/15/25	JPY	591,693	3,951	(71)
JPY/USD	ANZ	05/02/25	JPY	549,491	3,676	21
JPY/USD	BNP	05/02/25	JPY	196,109	1,312	3
JPY/USD	JPM	05/02/25	JPY	1,155,257	7,728	47
JPY/USD	SCB	05/02/25	JPY	65,151	436	(1)
JPY/USD	SCB	05/02/25	JPY	302,705	2,025	10
KRW/USD	BNP	04/21/25	KRW	289,719	197	(3)
KRW/USD	BNP	04/28/25	KRW	152,109	103	(1)
KRW/USD	CIT	04/28/25	KRW	32,181	22	—
KRW/USD	GSC	04/28/25	KRW	43,851	30	—
KRW/USD	JPM	04/28/25	KRW	32,167	22	—
KRW/USD	SCB	04/28/25	KRW	32,133	22	—
KRW/USD	CIT	06/12/25	KRW	73,834	50	(1)
KRW/USD	DUB	06/12/25	KRW	71,982	49	(1)
KRW/USD	CIT	06/18/25	KRW	302,325	206	(4)
KRW/USD	DUB	06/18/25	KRW	119,094	81	(1)
MXN/USD	BOA	06/18/25	MXN	4,224	204	(2)
MXN/USD	MSC	06/18/25	MXN	4,454	215	(1)
NZD/USD	DUB	04/02/25	NZD	86	49	(1)
PEN/USD	GSC	04/07/25	PEN	2,593	706	(8)
PEN/USD	CIT	04/21/25	PEN	2,590	704	(3)
PLN/USD	BCL	06/06/25	PLN	343	88	—
PLN/USD	BNP	06/06/25	PLN	2,803	722	(3)
PLN/USD	GSC	06/13/25	PLN	3,010	775	(4)
PLN/USD	JPM	06/13/25	PLN	1,750	450	(1)
SGD/USD	ANZ	04/02/25	SGD	213	159	(1)
SGD/USD	BNP	04/02/25	SGD	137	102	—
SGD/USD	DUB	04/02/25	SGD	109	81	—
SGD/USD	GSC	04/02/25	SGD	35	26	—
TRY/USD	BCL	04/15/25	TRY	3,378	87	—
TRY/USD	BCL	04/21/25	TRY	12,615	324	(3)
TRY/USD	BCL	04/21/25	TRY	3,498	91	1
TRY/USD	GSC	04/21/25	TRY	672	17	—
TRY/USD	UBS	04/21/25	TRY	228	6	—
TRY/USD	BCL	04/24/25	TRY	4,107	105	(1)
TRY/USD	BCL	04/28/25	TRY	55,449	1,410	(25)
TRY/USD	BCL	04/29/25	TRY	4,877	124	(2)
TRY/USD	BCL	05/05/25	TRY	1,141	29	(1)
TRY/USD	JPM	05/06/25	TRY	1,158	29	3
TRY/USD	JPM	05/08/25	TRY	23,377	587	61
TRY/USD	BCL	05/12/25	TRY	3,473	87	(2)
TRY/USD	BCL	05/13/25	TRY	6,251	156	(4)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	BCL	05/21/25	TRY	9,105	225	(7)
TRY/USD	BCL	05/27/25	TRY	58,516	1,435	(46)
TRY/USD	BCL	06/16/25	TRY	4,627	111	(6)
TRY/USD	BCL	06/20/25	TRY	7,448	178	(10)
TRY/USD	BCL	06/25/25	TRY	50,113	1,190	(52)
TWD/USD	BNP	04/25/25	TWD	18,666	564	(8)
TWD/USD	BOA	04/25/25	TWD	4,308	130	(2)
TWD/USD	CIT	04/25/25	TWD	46,081	1,390	(16)
TWD/USD	HSB	04/25/25	TWD	4,661	141	(1)
TWD/USD	JPM	04/25/25	TWD	14,646	442	(5)
TWD/USD	JPM	04/25/25	TWD	1,625	49	—
TWD/USD	MSC	04/25/25	TWD	2,605	79	(1)
TWD/USD	SCB	04/25/25	TWD	2,790	84	(1)
TWD/USD	GSC	07/16/25	TWD	2,590	79	(1)
USD/AUD	BCL	04/02/25	AUD	(6,006)	(3,753)	(17)
USD/AUD	ANZ	05/02/25	AUD	(6,006)	(3,754)	47
USD/BRL	SCB	04/02/25	BRL	(23,581)	(4,132)	(98)
USD/CAD	MSC	04/02/25	CAD	(5,587)	(3,882)	42
USD/CAD	CIT	05/02/25	CAD	(5,577)	(3,881)	40
USD/CHF	DUB	04/02/25	CHF	(1,693)	(1,913)	(25)
USD/CHF	HSB	05/02/25	CHF	(1,602)	(1,817)	3
USD/CNY	ANZ	05/12/25	CNY	(2,430)	(336)	(4)
USD/CNY	BNP	05/12/25	CNY	(6,432)	(890)	(6)
USD/CNY	BNP	05/12/25	CNY	(2,046)	(283)	—
USD/CNY	BOA	05/12/25	CNY	(2,376)	(329)	(4)
USD/CNY	GSC	05/12/25	CNY	(2,310)	(319)	(4)
USD/CNY	JPM	05/12/25	CNY	(2,469)	(341)	(3)
USD/CNY	SCB	05/12/25	CNY	(3,415)	(472)	2
USD/CNY	GSC	05/19/25	CNY	(29,393)	(4,066)	(2)
USD/CNY	SCB	05/19/25	CNY	(19,189)	(2,655)	17
USD/CNY	ANZ	06/18/25	CNY	(5,819)	(807)	(10)
USD/CNY	BCL	06/18/25	CNY	(1)	—	—
USD/CNY	BNP	06/18/25	CNY	(5,954)	(826)	(9)
USD/CNY	BNP	06/18/25	CNY	(807)	(112)	—
USD/CNY	BOA	06/18/25	CNY	(1,016)	(141)	(2)
USD/CNY	BOA	06/18/25	CNY	(721)	(100)	—
USD/CNY	CIT	06/18/25	CNY	(737)	(102)	—
USD/CNY	JPM	06/18/25	CNY	(1,288)	(179)	(2)
USD/CNY	ANZ	07/16/25	CNY	(1,915)	(266)	(1)
USD/CNY	ANZ	07/16/25	CNY	(2,146)	(298)	—
USD/CNY	JPM	07/16/25	CNY	(1,823)	(253)	(1)
USD/CNY	JPM	07/16/25	CNY	(1,839)	(255)	—
USD/CNY	ANZ	08/20/25	CNY	(6,124)	(853)	(4)
USD/CNY	BNP	08/20/25	CNY	(1,448)	(202)	—
USD/CNY	JPM	08/20/25	CNY	(5,587)	(779)	(4)
USD/CNY	JPM	08/20/25	CNY	(817)	(114)	—
USD/DKK	CIT	04/02/25	DKK	(2,204)	(319)	(9)
USD/DKK	MSC	04/02/25	DKK	(1,356)	(196)	(7)
USD/DKK	DUB	05/02/25	DKK	(3,373)	(490)	(2)
USD/DKK	HSB	05/02/25	DKK	(180)	(26)	—
USD/EUR	BCL	04/02/25	EUR	(1,516)	(1,639)	10
USD/EUR	BNP	04/02/25	EUR	(21,333)	(23,067)	(684)
USD/EUR	JPM	04/02/25	EUR	(947)	(1,024)	10
USD/EUR	JPM	05/02/25	EUR	(22,411)	(24,272)	(60)
USD/GBP	BNP	04/02/25	GBP	(370)	(478)	(2)
USD/GBP	HSB	04/02/25	GBP	(849)	(1,097)	4
USD/GBP	MSC	04/02/25	GBP	(5,239)	(6,767)	(129)
USD/GBP	BCL	05/02/25	GBP	(6,458)	(8,342)	26
USD/GBP	HSB	05/02/25	GBP	(357)	(461)	1
USD/IDR	DUB	04/09/25	IDR	(786,039)	(47)	—
USD/IDR	GSC	04/16/25	IDR	(176,412)	(11)	—
USD/IDR	DUB	04/23/25	IDR	(786,039)	(47)	—
USD/IDR	BNP	04/30/25	IDR	(296,319)	(17)	—
USD/IDR	CIT	04/30/25	IDR	(788,249)	(48)	—
USD/IDR	BNP	05/08/25	IDR	(721,508)	(44)	—
USD/IDR	BOA	05/08/25	IDR	(247,340)	(15)	—
USD/IDR	DUB	05/08/25	IDR	(118,014)	(7)	—
USD/IDR	JPM	05/08/25	IDR	(147,937)	(9)	—
USD/IDR	MSC	05/08/25	IDR	(247,548)	(15)	—
USD/IDR	BNP	05/09/25	IDR	(454,102)	(27)	—
USD/IDR	BOA	05/09/25	IDR	(161,840)	(10)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/IDR	CIT	05/09/25	IDR	(1,252,180)	(75)	—
USD/IDR	GSC	05/09/25	IDR	(601,686)	(36)	—
USD/IDR	HSB	05/09/25	IDR	(241,390)	(15)	—
USD/IDR	JPM	05/09/25	IDR	(289,760)	(17)	—
USD/IDR	MSC	05/09/25	IDR	(33,996)	(2)	—
USD/IDR	SCB	05/09/25	IDR	(94,257)	(6)	—
USD/ILS	CIT	04/16/25	ILS	(1,106)	(298)	6
USD/ILS	DUB	04/16/25	ILS	(1,117)	(300)	7
USD/ILS	JPM	04/16/25	ILS	(873)	(235)	5
USD/ILS	MSC	04/16/25	ILS	(1,107)	(298)	5
USD/INR	BCL	04/04/25	INR	(1,621)	(19)	—
USD/INR	BCL	05/06/25	INR	(1,624)	(19)	—
USD/JPY	ANZ	04/02/25	JPY	(551,341)	(3,676)	(21)
USD/JPY	BNP	04/02/25	JPY	(196,768)	(1,312)	(3)
USD/JPY	CIT	04/02/25	JPY	(406,400)	(2,710)	33
USD/JPY	JPM	04/02/25	JPY	(1,159,143)	(7,728)	(47)
USD/JPY	SCB	04/02/25	JPY	(303,724)	(2,025)	(10)
USD/JPY	HSB	05/02/25	JPY	(81,800)	(547)	(2)
USD/KRW	BOA	06/05/25	KRW	(56,918)	(39)	1
USD/KRW	CIT	06/12/25	KRW	(2,307,996)	(1,574)	35
USD/KRW	JPM	06/12/25	KRW	(1,751,337)	(1,194)	26
USD/KRW	BOA	06/18/25	KRW	(60,604)	(41)	—
USD/MXN	JPM	06/18/25	MXN	(47,993)	(2,321)	5
USD/NZD	DUB	04/02/25	NZD	(86)	(49)	—
USD/NZD	DUB	05/02/25	NZD	(86)	(49)	1
USD/PEN	CIT	04/07/25	PEN	(2,593)	(706)	(3)
USD/PEN	GSC	04/16/25	PEN	(5,865)	(1,596)	(47)
USD/PEN	CIT	04/21/25	PEN	(2,588)	(704)	(25)
USD/PEN	JPM	05/05/25	PEN	(2,398)	(652)	1
USD/PEN	DUB	05/27/25	PEN	(2,746)	(746)	(24)
USD/PEN	CIT	06/18/25	PEN	(1,774)	(482)	3
USD/PEN	GSC	06/18/25	PEN	(2,593)	(705)	8
USD/PEN	GSC	09/10/25	PEN	(3,599)	(976)	6
USD/PEN	CIT	09/18/25	PEN	(2,598)	(704)	3
USD/PEN	CIT	12/05/25	PEN	(514)	(139)	—
USD/SGD	DUB	04/02/25	SGD	(102)	(76)	—
USD/SGD	JPM	04/02/25	SGD	(86)	(64)	—
USD/SGD	MSC	04/02/25	SGD	(305)	(227)	1
USD/SGD	ANZ	05/02/25	SGD	(213)	(159)	1
USD/SGD	BNP	05/02/25	SGD	(136)	(102)	—
USD/SGD	DUB	05/02/25	SGD	(109)	(81)	—
USD/TRY	BNP	04/15/25	TRY	(3,638)	(94)	1
USD/TRY	BCL	04/24/25	TRY	(4,130)	(106)	(2)
USD/TRY	GSC	04/24/25	TRY	(2,025)	(52)	(1)
USD/TRY	JPM	04/24/25	TRY	(3,905)	(100)	(3)
USD/TRY	BCL	05/02/25	TRY	(6,219)	(157)	—
USD/TRY	BOA	05/27/25	TRY	(810)	(20)	1
USD/TRY	BCL	06/11/25	TRY	(9,367)	(226)	(2)
USD/TRY	BCL	06/20/25	TRY	(25,451)	(608)	(3)
USD/TRY	BCL	06/24/25	TRY	(16,200)	(385)	1
USD/TRY	BCL	06/25/25	TRY	(10,379)	(246)	(2)
USD/TWD	BNP	04/21/25	TWD	(6,587)	(199)	1
USD/TWD	BNP	04/25/25	TWD	(32,680)	(986)	10
USD/TWD	CIT	04/25/25	TWD	(50,831)	(1,534)	17
USD/TWD	JPM	04/25/25	TWD	(6,739)	(203)	2
USD/TWD	SCB	04/25/25	TWD	(5,134)	(155)	3
USD/TWD	BNP	07/16/25	TWD	(10,207)	(310)	4
USD/TWD	CIT	07/16/25	TWD	(16,120)	(490)	6
USD/TWD	GSC	07/16/25	TWD	(3,148)	(96)	1
USD/TWD	JPM	07/16/25	TWD	(10,333)	(314)	4
USD/TWD	BNP	08/20/25	TWD	(8,346)	(254)	1
USD/TWD	BOA	08/20/25	TWD	(77)	(2)	—
USD/TWD	CIT	08/20/25	TWD	(14,073)	(428)	3
USD/TWD	HSB	08/20/25	TWD	(4,626)	(141)	—
USD/TWD	JPM	08/20/25	TWD	(15,622)	(476)	3
USD/TWD	SCB	08/20/25	TWD	(4,430)	(135)	1
USD/ZAR	BNP	04/16/25	ZAR	(2,360)	(129)	1
USD/ZAR	BOA	04/16/25	ZAR	(3,623)	(197)	1
USD/ZAR	JPM	04/16/25	ZAR	(230)	(13)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	MSC	04/16/25	ZAR	(104,636)	(5,701)	23
					(34,423)	(1,161)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
MCDX.NA.24 (Q)	MSC	0.00	1.00	06/20/25	(150)	—	(5)	5
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.39	1.00	12/20/25	(300)	2	(4)	6
Pemex Project Funding Master Trust (M)‡	DUB	6.35	4.75	07/06/26	(1,224)	—	—	—
SoftBank Group Corp (Q)	GSC	1.33	1.00	06/20/26	(200)	(1)	(2)	1
					(1,874)	1	(11)	12

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	680,422	810	681,232
Government And Agency Obligations	—	271,554	—	271,554
Non-U.S. Government Agency Asset-Backed Securities	—	69,045	—	69,045
Senior Floating Rate Instruments	—	6,082	1,511	7,593
Preferred Stocks	2,025	—	—	2,025
Common Stocks	9	—	124	133
Short Term Investments	1,450	5,956	—	7,406
	3,484	1,033,059	2,445	1,038,988
Liabilities - Securities
Government And Agency Obligations	—	(3,768)	—	(3,768)
	—	(3,768)	—	(3,768)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,500	—	—	3,500
Centrally Cleared Interest Rate Swap Agreements	—	1,662	—	1,662
Centrally Cleared Credit Default Swap Agreements	—	288	—	288
OTC Purchased Options	—	9	—	9
Open Forward Foreign Currency Contracts	—	834	—	834
OTC Credit Default Swap Agreements	—	12	—	12
	3,500	2,805	—	6,305
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(425)	—	—	(425)
Centrally Cleared Interest Rate Swap Agreements	—	(1,035)	—	(1,035)
Centrally Cleared Credit Default Swap Agreements	—	(170)	—	(170)
OTC Written Options	—	(48)	—	(48)
Open Forward Foreign Currency Contracts	—	(1,995)	—	(1,995)
	(425)	(3,248)	—	(3,673)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 118.1%
U.S. Treasury Inflation Indexed Securities 94.6%
Treasury, United States Department of
0.63%, 01/15/26 - 07/15/32 (a) (b)	122,856	117,016
2.00%, 01/15/26 (a)	18,515	18,686
0.13%, 04/15/26 - 01/15/32 (a) (b)	151,075	142,398
0.13%, 07/15/26 - 02/15/51 (a)	48,266	41,211
0.38%, 01/15/27 - 07/15/27 (a) (b)	66,142	65,382
2.38%, 01/15/27 (a) (c)	410	420
0.13%, 04/15/27 - 02/15/52 (a) (c)	16,962	14,123
1.63%, 10/15/27 (a) (b)	21,984	22,338
0.50%, 01/15/28 (a) (b)	52,032	51,081
1.75%, 01/15/28 (a)	14,686	14,918
1.25%, 04/15/28 (a) (c)	6,249	6,247
3.63%, 04/15/28 (a) (b)	40,486	43,358
0.75%, 07/15/28 - 02/15/45 (a) (b)	56,385	48,648
2.38%, 10/15/28 (a) (b)	38,789	40,395
0.88%, 01/15/29 - 02/15/47 (a)	34,837	29,421
2.50%, 01/15/29 (a)	17,307	18,061
2.13%, 04/15/29 (a) (b)	10,989	11,314
3.88%, 04/15/29 (a)	14,209	15,603
0.25%, 07/15/29 (a) (b)	50,852	48,699
1.63%, 10/15/29 (a)	12,721	12,898
1.13%, 01/15/33 (a) (b)	41,165	39,415
1.38%, 07/15/33 - 02/15/44 (a) (b)	82,506	77,017
1.75%, 01/15/34 (a) (b)	44,851	44,753
1.88%, 07/15/34 (a) (b)	42,723	43,103
2.13%, 01/15/35 - 02/15/54 (a)	52,722	52,676
0.75%, 02/15/42 (a)	16,814	13,488
0.63%, 02/15/43 (a)	5,444	4,180
1.00%, 02/15/46 - 02/15/48 (a)	33,072	25,856
1.00%, 02/15/49 (a) (c)	3,333	2,532
0.25%, 02/15/50 (a)	10,750	6,549
1.50%, 02/15/53 (a)	6,198	5,151
2.38%, 02/15/55 (a)	5,034	5,091
		1,082,028
Mortgage-Backed Securities 14.7%
Federal Home Loan Mortgage Corporation
6.65%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.79%), 07/01/36 (d)	40	41
7.25%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.50%), 09/01/36 (d)	16	16
6.90%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 10/01/36 (d)	14	14
Federal National Mortgage Association, Inc.
6.58%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.27%), 11/01/35 (d)	11	11
6.75%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 03/01/36 (d)	23	24
4.50%, 09/01/52 - 11/01/52	899	862
5.00%, 06/01/53	354	348
6.50%, 12/01/53	823	849
TBA, 4.50%, 04/15/55 - 06/15/55 (b)	36,800	35,204
TBA, 5.50%, 04/15/55 - 05/15/55 (b)	17,100	17,073
TBA, 4.00%, 05/15/55 (b)	8,000	7,447
TBA, 6.00%, 06/15/55 (b)	39,800	40,349
TBA, 6.50%, 06/15/55 (b)	19,000	19,556
Government National Mortgage Association
3.50%, 08/20/54	95	87
TBA, 3.50%, 04/15/55 (b)	51,000	46,664
		168,545
Treasury Inflation Indexed Securities 7.9%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,437,444	23,721
Canada, Government of
4.25%, 12/01/26, CAD (a)	6,983	5,198
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 08/24/34, MXN (e)	2,439	112
Gouvernement De France
0.10%, 07/25/38, EUR (a)	118	106
Republique Francaise Presidence
0.10%, 03/01/26, EUR (a) (f)	12,595	13,653
0.10%, 07/25/31, EUR (a)	2,403	2,480
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (e)	38,300	41,724
0.40%, 05/15/30, EUR (a) (f)	2,071	2,165
1.80%, 05/15/36, EUR (a) (g)	815	860
		90,019
Collateralized Mortgage Obligations 0.9%
Federal Home Loan Mortgage Corporation
Series F1-278, 4.91%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	929	917
Series WF-4779, REMIC, 4.79%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	567	563
Series T-1A1-62, REMIC, 5.89%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	82	74
Series T-1A1-63, REMIC, 5.89%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	63	59
Series MF-5513, REMIC, 5.28%, (SOFR 30-Day Average + 0.94%), 11/25/54 (d)	3,273	3,277
Series FG-5511, REMIC, 5.49%, (SOFR 30-Day Average + 1.15%), 03/25/55 (d)	1,459	1,460
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 4.51%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	19	19
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 6.52%, (12 Month Term SOFR + 1.47%), 04/20/67 (d)	861	869
Series 2018-FG-H15, REMIC, 5.46%, (12 Month Term SOFR + 0.87%), 08/20/68 (d)	1,467	1,467
Series 2022-F-H22, REMIC, 5.24%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,281	2,279
		10,984
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	43	43
Total Government And Agency Obligations (cost $1,353,913)		1,351,619
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.7%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 5.59%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	295	295
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 0.24%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (h) (i)	327	122
Adagio CLO VIII Designated Activity Company
Series VIII-AN-A, 3.71%, (3 Month EURIBOR + 0.93%), 04/15/32, EUR (d) (g)	1,112	1,201
AG Trust 2024-NLP
Series 2024-A-NLP, REMIC, 6.33%, 08/15/29 (d)	428	427
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	64	34
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 4.76%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (h) (i)	234	215
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,179	764
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	205	173
Anchorage Capital CLO 20 Ltd
Series 2021-A1R-20A, 5.39%, (3 Month Term SOFR + 1.10%), 01/22/35 (d)	900	895
Anchorage Capital Europe CLO 1 Designated Activity Company
Series A1R-1A, 3.57%, (3 Month EURIBOR + 0.78%), 01/15/31, EUR (d) (g)	1,496	1,618
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 5.77%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	838	837
Arbour CLO VI Designated Activity Company
Series AR-6A, 4.39%, 11/15/37, EUR (d) (g)	1,000	1,082

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Atlas Senior Loan Fund XV Ltd
Series 2019-A1R-15A, 5.51%, (3 Month Term SOFR + 1.22%), 10/23/32 (d)	463	462
Bain Capital Credit
Series 2021-A1R-2A, REMIC, 5.54%, (3 Month Term SOFR + 1.23%), 07/17/34 (d)	600	599
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 5.43%, 06/25/35 (d)	11	10
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.45%, 03/26/37 (d)	124	119
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 6.12%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	1,138	1,137
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.45%, 01/25/36 (d)	73	67
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.77%, 08/25/36 (d)	84	50
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.71%, 05/25/33 (d)	6	5
Series 2003-2A1-9, REMIC, 5.85%, 02/25/34 (d)	27	26
Series 2004-22A1-9, REMIC, 6.35%, 11/25/34 (d)	21	21
Series 2004-22A1-10, REMIC, 5.12%, 01/25/35 (d)	24	20
Bear Stearns ARM Trust 2005-6
Series 2005-2A1-1, REMIC, 4.85%, 03/25/35 (d)	57	52
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.33%, 12/26/46 (d)	160	123
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 3.54%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (g)	246	266
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 5.64%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	594	594
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 3.46%, (3 Month EURIBOR + 0.79%), 04/26/32, EUR (d) (g)	198	214
Bosphorus CLO VI Designated Activity Company
Series A-6A, 3.37%, (3 Month EURIBOR + 0.85%), 05/25/34, EUR (d) (g)	5,500	5,913
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 6.19%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	502
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 5.53%, (3 Month Term SOFR + 1.21%), 08/14/30 (d)	11	11
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 3.31%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (f)	801	865
CBAM 2018-5 Ltd
Series 2018-A-5A, 5.58%, (3 Month Term SOFR + 1.28%), 04/17/31 (d)	297	297
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 5.67%, (3 Month Term SOFR + 1.38%), 04/20/32 (d)	573	573
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 3.92%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (h) (i)	186	177
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 5.66%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	451	451
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 6.67%, 02/25/37 (d)	7	6
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	698	316
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 3.84%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (g)	4,000	4,316
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 5.65%, (3 Month Term SOFR + 1.36%), 07/18/31 (d)	529	529
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 5.93%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,442	1,432
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 3.77%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (h) (i)	1,281	1,238
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.82%, 09/25/37 (d)	214	197
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 3.23%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (h) (i)	41	29
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 4.13%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (h) (i)	931	796
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 4.70%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (h) (i)	1,200	1,072
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.75%, 03/25/37 (d)	801	691
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	4	4
Series 2005-2A2B-3, REMIC, 6.21%, 08/25/35 (d)	19	19
Series 2005-A1-6, REMIC, 6.08%, (1 Year Treasury + 2.10%), 09/25/35 (d)	3	3
Series 2005-A2-6, REMIC, 6.84%, (1 Year Treasury + 2.15%), 09/25/35 (d)	3	3
Series 2005-M3-HE4, REMIC, 3.34%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (h) (i)	3,422	3,118
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 3.22%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (h) (i)	83	57
Contego CLO IV Designated Activity Company
Series AR-4A, 3.32%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (d) (g)	497	534
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.80%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (h) (i)	65	44
Series 2007-A3-CB6, REMIC, 1.80%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (h) (i)	1,898	1,277
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 5.58%, (3 Month Term SOFR + 1.29%), 04/22/30 (d)	310	310
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 0.87%, 02/25/37 (d) (h) (i)	572	123
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.19%, 12/03/37 (d)	1,814	1,568
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 2.52%, 09/29/36 (d)	183	181
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 3.34%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (d) (f)	273	295
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.74%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (h) (i)	61	58

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 4.18%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (h) (i)	3,066	2,836
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 4.06%, (3 Month EURIBOR + 0.88%), 04/17/34, EUR (d) (g)	500	537
Dryden 52 Euro CLO 2017 B.V. In Liquidatie
Series 2017-AR-52A, 3.42%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (g)	301	324
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 5.52%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	387	387
Elevation CLO 2022-16 Ltd
Series 2022-A1AR-16A, 5.43%, (3 Month Term SOFR + 1.13%), 07/25/34 (d)	600	596
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 5.53%, (SONIA + 1.07%), 06/13/45, GBP (d) (f)	255	329
Series 2007-A3C-3A, 5.53%, (SONIA + 1.07%), 06/13/45, GBP (d) (g)	88	113
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 4.54%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (h) (i)	1,092	1,052
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 4.39%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (h) (i)	4,585	4,068
First NLC Trust
Series 2007-A1-1, REMIC, 4.50%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	185	89
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 5.65%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	687	687
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 4.76%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (h) (i)	205	187
Grifonas Finance No.1 PLC
Series A-1, 2.67%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (f) (h)	253	268
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 1.56%, 03/25/46 (d) (h) (i)	214	115
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.92%, 01/25/35 (d)	13	13
HarborView Mortgage Loan Trust
Series 2004-2A-1, REMIC, 6.03%, 04/19/34 (d)	56	54
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 3.09%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (h) (i)	14	12
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 3.54%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (g)	479	516
Hayfin Emerald CLO XII Designated Activity Company
Series A-12A, 4.41%, (3 Month EURIBOR + 1.74%), 10/25/37, EUR (d) (g)	3,300	3,577
Henley CLO VII DAC
Series AR-7A, 4.53%, 04/25/34, EUR (d)	1,200	1,295
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 4.36%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (h) (i)	798	768
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	7	6
Series 2005-2A1-AR1, REMIC, 5.86%, 11/25/35 (d)	15	17
Series 2005-A1-16IP, REMIC, 5.48%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (h) (i)	63	49
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 4.27%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (h) (i)	10	10
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.49%, 08/25/35 (d)	36	34
Series 2005-2A1-A6, REMIC, 6.86%, 08/25/35 (d)	26	26
Series 2005-4A1-A6, REMIC, 5.69%, 09/25/35 (d)	4	4
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 6.81%, 07/25/35 (d)	10	10
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 4.26%, 07/27/37 (d)	132	121
Kayne CLO 5 Ltd
Series 2019-AR-5A, 5.68%, (3 Month Term SOFR + 1.38%), 07/26/32 (d)	363	363
KKR CLO 11 Ltd
Series AR-11, 5.74%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	299	299
KKR CLO 9 Ltd.
Series AR2-9, 5.51%, (3 Month Term SOFR + 1.21%), 07/15/30 (d)	86	86
LCM 36 Ltd
Series A1R-36A, 5.39%, (3 Month Term SOFR + 1.07%), 01/15/34 (d)	2,000	1,989
LCM Loan Income Fund I Ltd.
Series A-1A, 5.58%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	420	420
LCM XV LP
Series AR2-15A, 5.55%, (3 Month Term SOFR + 1.26%), 07/22/30 (d)	191	191
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 0.12%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (h) (i)	309	290
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 5.73%, (1 Month Term SOFR + 1.41%), 07/15/36 (d)	1,521	1,520
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.90%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	1,391	1,386
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 1.65%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (h) (i)	376	142
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 5.93%, (1 Month Term SOFR + 1.61%), 11/22/38 (d)	107	107
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 3.19%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (g)	246	265
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 5.80%, 12/25/33 (d)	33	32
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 2.25%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (h) (i)	43	40
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 6.50%, 02/25/34 (d)	31	30
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 6.29%, 02/25/33 (d)	19	18
MF1 2022-FL9 LLC
Series 2022-A-FL9, 6.47%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,483	1,482
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	179	172
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 1.65%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (h) (i)	1,160	453
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 3.57%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (h) (i)	32	29
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 4.35%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (h) (i)	251	260
Series 2005-M2-HE2, REMIC, 3.71%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (h) (i)	791	762

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Series 2005-M3-HE5, REMIC, 3.75%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (h) (i)	1,081	1,002
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 5.44%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (h)	96	93
MP CLO VII, Ltd.
Series 2015-AR3-1A, 5.44%, (3 Month Term SOFR + 1.15%), 10/18/28 (d)	13	13
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 5.20%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	192	182
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	1,085	1,035
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 4.94%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (h) (i)	1,669	1,618
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 3.48%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (d) (g)	964	1,040
Ocean Trails CLO 8
Series 2020-ARR-8A, 5.59%, (3 Month Term SOFR + 1.29%), 07/15/34 (d)	1,700	1,696
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 5.53%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	536	536
Octagon Investment Partners 40 Ltd.
Series 2019-A1RR-1A, 5.34%, (3 Month Term SOFR + 1.04%), 01/20/35 (d)	700	697
OZLM IX, Ltd.
Series 2014-A1A4-9A, 5.49%, 10/20/31 (d)	232	231
OZLM XXIV Ltd
Series 2019-A1AR-24A, 5.71%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	465	465
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-AR-3A, 3.53%, (3 Month EURIBOR + 0.97%), 05/15/33, EUR (d) (g)	781	845
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-AR-1A, 0.00%, 08/15/33, EUR (d) (g)	1,600	1,730
Series 2024-A-1A, 3.81%, (3 Month EURIBOR + 1.25%), 08/15/33, EUR (d) (g)	1,333	1,441
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-A-2A, 3.55%, (3 Month EURIBOR + 0.99%), 05/15/34, EUR (d) (g)	1,528	1,652
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 5.65%, (3 Month Term SOFR + 1.06%), 07/20/29 (d)	123	123
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 5.36%, (3 Month Term SOFR + 1.06%), 10/15/29 (d)	407	407
Providus CLO IV Designated Activity Company
Series AR-4A, 3.56%, (3 Month EURIBOR + 0.82%), 04/20/34, EUR (d) (g)	1,900	2,046
Rad CLO 4, Ltd.
Series 2019-AR-4A, 5.53%, (3 Month Term SOFR + 1.23%), 04/26/32 (d)	552	552
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 5.54%, 10/25/37 (d)	430	366
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 4.89%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (h)	1,926	1,856
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 5.30%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (h)	190	192
Residential Asset Securities Corporation
Series 2006-M1-KS3, REMIC, 4.93%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (h)	142	141
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	188	56
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.59%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	276	276
Sandstone Peak Ltd.
Series 2021-A1R-1A, 5.32%, 10/15/34 (d)	600	600
Saranac CLO VI Limited
Series 2018-A1R-6A, 5.70%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	488	489
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 2.23%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (h) (i)	2,000	1,640
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 3.67%, (1 Month Term SOFR + 0.42%), 09/25/47 (d) (h) (i)	266	253
Sculptor CLO XXVII Ltd
Series A1R-27A, 5.35%, (3 Month Term SOFR + 1.06%), 07/20/34 (d)	900	895
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 0.84%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (h) (i)	2,494	804
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 1.27%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (h) (i)	353	130
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 5.37%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,196	1,188
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.70%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (g)	175	175
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 5.76%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	1,148	1,148
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.58%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	976	974
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 3.32%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (h) (i)	1,291	861
St. Paul's CLO II Designated Activity Company
Series AR4-2A, 3.65%, 10/25/35, EUR (d) (g)	600	643
St. Paul's CLO X Designated Activity Company
Series AR-10A, 3.50%, (3 Month EURIBOR + 0.80%), 04/23/35, EUR (d) (g)	600	644
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 5.09%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (h)	4	3
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 6.53%, 02/25/34 (d)	43	42
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 2.58%, 09/25/36 (d) (h) (i)	473	14
TCW CLO 2019-1 AMR Ltd
Series 2019-ASNR-1A, 5.80%, (3 Month Term SOFR + 1.30%), 08/16/34 (d)	600	599
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 4.55%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,556	1,282
Series 2005-A3-1, REMIC, 5.68%, 04/25/45 (d)	37	36
Tikehau CLO IV B.V.
Series A1-4A, 3.68%, (3 Month EURIBOR + 0.90%), 10/15/31, EUR (d) (g)	719	777
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 3.37%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (g)	1,797	1,929
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 9.82%, (1 Month Term SOFR + 1.11%), 07/25/27 (d) (i)	349	353
Tralee CLO VII Ltd
Series 2021-A1-7A, 5.88%, (3 Month Term SOFR + 1.58%), 04/25/34 (d)	1,400	1,400

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Trinitas CLO XIX Ltd
Series 2022-A1R-19A, 5.47%, 10/20/33 (d)	1,600	1,595
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.00%, (1 Month Term SOFR + 1.65%), 02/17/39 (d) (h)	290	287
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 5.54%, (3 Month Term SOFR + 1.25%), 07/22/30 (d)	403	403
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 5.97%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	1,132	1,133
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 5.56%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	136	136
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 5.77%, (3 Month Term SOFR + 1.47%), 10/15/30 (d)	150	150
Voya CLO 2019-2 Ltd
Series 2019-AR-2A, 5.49%, (3 Month Term SOFR + 1.20%), 07/20/32 (d)	458	457
Voya Euro CLO IV Designated Activity Company
Series AR-4A, 3.76%, (3 Month EURIBOR + 0.97%), 10/15/34, EUR (d) (g)	1,600	1,723
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 6.19%, 06/25/33 (d)	30	29
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 6.79%, 09/25/33 (d)	14	14
Series 2005-2A1-AR14, REMIC, 5.13%, 12/25/35 (d)	22	21
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 3.76%, (12 Month Treasury Average + 0.77%), 05/25/47 (d) (i)	139	118
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 3.96%, (12 Month Treasury Average + 1.00%), 08/25/46 (d) (i)	643	604
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.76%, 03/25/33 (d)	14	13
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 5.60%, (3 Month Term SOFR + 1.31%), 07/18/31 (d)	109	109
Total Non-U.S. Government Agency Asset-Backed Securities (cost $115,654)		110,831
CORPORATE BONDS AND NOTES 0.3%
Financials 0.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (g)	89	83
Bank of America Corporation
5.88%, (100, 03/15/28) (j)	1,160	1,171
Credit Suisse Group AG
2.13%, 10/13/26, EUR (f) (k)	240	259
1.00%, 06/24/27, EUR (f) (k)	100	106
7.00%, 09/30/27, GBP (f) (k)	100	132
7.75%, 03/01/29, EUR (f) (k)	100	122
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (f) (j) (k)	600	649
		2,522
Consumer Discretionary 0.1%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (g)	300	291
Information Technology 0.0%
VMware LLC
3.90%, 08/21/27	200	196
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (g)	200	191
Total Corporate Bonds And Notes (cost $3,296)		3,200
PREFERRED STOCKS 0.1%
Financials 0.1%
Wells Fargo & Company - Series A, 7.50% (j) (k)	—	600
Total Preferred Stocks (cost $500)		600
Total Investments 128.2% (cost $1,473,363)		1,466,250
Other Derivative Instruments (0.2)%		(2,247)
Other Assets and Liabilities, Net (28.0)%		(319,960)
Total Net Assets 100.0%		1,144,043

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $953,471.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $36,546 and 3.2% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(i) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	5,203	38,802	44,005	16	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Real Return Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	—	123	123	—	—	—	—	—
	5,203	38,925	44,128	16	—	—	—	—

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company, Series 2014-AR1-2A, 3.31%, 11/15/31	04/21/22	835	865	0.1
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	250	259	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	98	106	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	121	132	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	111	122	—
CVC Cordatus Loan Fund III Designated Activity Company, Series A1RR-3A, 3.34%, 08/15/32	03/17/22	301	295	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 5.53%, 06/13/45	06/29/16	315	329	—
Grifonas Finance No.1 PLC, Series A-1, 2.67%, 08/28/39	02/10/15	227	268	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	649	0.1
Republique Francaise Presidence, 0.10%, 03/01/26	05/17/22	13,519	13,653	1.2
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,534	2,165	0.2
		19,066	18,843	1.6

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	851	September 2026	EUR	208,365	92	61
Australia 10 Year Bond	225	June 2025	AUD	25,331	151	10
Euro BOBL	204	June 2025	EUR	24,245	55	(230)
Euro Buxl 30 Year Bond	37	June 2025	EUR	4,698	50	(307)
Italy Government BTP Bond	148	June 2025	EUR	17,694	27	(324)
Japan 10 Year Bond	3	June 2025	JPY	413,764	20	10
United States 10 Year Ultra Bond	568	June 2025		64,592	4	231
United States Ultra Bond	17	June 2025		2,110	64	(31)
					463	(580)
Short Contracts
3M EURIBOR	(851)	September 2025	EUR	(208,340)	(12)	(125)
Euro Bund	(533)	June 2025	EUR	(69,842)	(277)	1,256
Euro OAT	(271)	June 2025	EUR	(33,913)	(67)	711
Euro Schatz	(57)	June 2025	EUR	(6,096)	(3)	(1)
United States 10 Year Note	(174)	June 2025		(19,281)	(59)	(71)
United States 2 Year Note	(814)	July 2025		(167,907)	6	(731)
United States 5 Year Note	(971)	July 2025		(104,552)	79	(468)
United States Long Bond	(177)	June 2025		(20,485)	(33)	(274)
					(366)	297

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	2.34	(M)	02/05/28		10,040	(21)	(1,232)
3M JIBAR (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	(4)	184
6M EURIBOR (S)	Receiving	2.11	(A)	09/02/27	EUR	8,900	(6)	11
6M EURIBOR (S)	Receiving	2.12	(A)	09/03/27	EUR	18,700	(12)	20
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	(21)	2,163
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	(59)	6,415
6M EURIBOR (S)	Receiving	2.25	(A)	09/17/55	EUR	45,240	(279)	1,771
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	2	(69)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	5	(167)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	3	(81)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	3	(70)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Paying	2.25	(A)	09/17/35	EUR	165,990	533	(1,449)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(1)	8
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	(18)	140
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(13)	137
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	(30)	254
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.05	(A)	08/15/34	EUR	8,500	13	(32)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.03	(A)	09/15/34	EUR	5,000	8	3
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	(3)	228
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	800	(1)	126
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	(2)	124
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	(3)	191
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	—	(31)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	4	45
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	2	10
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	8,920	(12)	(1,815)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	(2)	22
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	(3)	58
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	(1)	8
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	(2)	(4)
Sterling Overnight Index Average Rate (A)	Paying	3.75	(A)	03/19/27	GBP	64,500	91	(19)
U.K. Retail Price Index (A)	Paying	3.50	(A)	08/15/34	GBP	5,800	24	27
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/34	GBP	2,400	9	15
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	2	180
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	14	1,066
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	13	657
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	6	296
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	11	502
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	2	93
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	6	663
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	8	776
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	2	69
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	4	148
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	32	2,148
U.S. CPURNSA (A)	Paying	2.03	(A)	09/23/25		900	—	(11)
U.S. CPURNSA (A)	Paying	2.21	(A)	10/07/25		13,330	(6)	(140)
U.S. CPURNSA (A)	Paying	2.38	(A)	10/15/25		8,400	(4)	(77)
U.S. CPURNSA (A)	Paying	2.34	(A)	11/07/25		21,600	(8)	(221)
U.S. CPURNSA (A)	Paying	2.70	(A)	01/14/26		9,100	(11)	(69)
U.S. CPURNSA (A)	Paying	2.82	(A)	02/05/26		5,400	(7)	(35)
U.S. CPURNSA (A)	Paying	2.84	(A)	02/13/26		5,600	(8)	(35)
U.S. CPURNSA (A)	Paying	3.04	(A)	02/21/26		3,300	(5)	(15)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(19)	(1,001)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(17)	(887)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(11)	(940)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(28)	(2,592)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(4)	(497)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25		79,790	2	(596)
U.S. SOFR (A)	Receiving	4.10	(A)	12/31/31		29,000	(50)	(182)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/34		7,800	(21)	(64)
U.S. SOFR (A)	Receiving	3.87	(A)	11/15/34		1,800	(5)	(18)
U.S. SOFR (A)	Receiving	3.89	(A)	11/15/34		3,700	(11)	(44)
U.S. SOFR (A)	Receiving	3.88	(A)	11/15/34		4,400	(13)	(49)
U.S. SOFR (A)	Receiving	3.87	(A)	11/15/34		4,500	(13)	(46)
U.S. SOFR (A)	Receiving	3.86	(A)	11/15/34		4,500	(13)	(44)
U.S. SOFR (A)	Receiving	3.87	(A)	11/15/34		4,500	(13)	(44)
U.S. SOFR (A)	Receiving	3.84	(A)	11/15/34		4,900	(14)	(37)
U.S. SOFR (A)	Receiving	4.05	(A)	11/15/52		8,200	(61)	29
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53		10,490	(55)	3,376
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	(145)	3,130
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	(53)	216
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	22	(2,746)
U.S. SOFR (A)	Paying	3.09	(A)	02/13/34		31,400	82	(1,293)
							(185)	8,657

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
3M EURIBOR, 09/09/35	MSC	Call	2.66	09/05/25	7,500,000	EUR	7,500	(138)
3M EURIBOR, 09/09/35	MSC	Put	2.66	09/05/25	7,500,000	EUR	7,500	(156)
6M EURIBOR, 09/10/35	BCL	Call	2.74	09/08/25	4,200,000	EUR	4,200	(95)
6M EURIBOR, 10/08/27	BCL	Call	3.15	10/06/25	19,300,000	EUR	19,300	(397)
6M EURIBOR, 01/27/29	BCL	Call	2.44	01/25/27	51,900,000	EUR	51,900	(470)
6M EURIBOR, 09/17/27	CIT	Call	2.95	09/15/25	16,000,000	EUR	16,000	(266)
6M EURIBOR, 09/10/35	BCL	Put	2.74	09/08/25	4,200,000	EUR	4,200	(73)
6M EURIBOR, 10/08/27	BCL	Put	3.15	10/06/25	19,300,000	EUR	19,300	(5)
6M EURIBOR, 01/27/29	BCL	Put	2.44	01/25/27	51,900,000	EUR	51,900	(478)
6M EURIBOR, 09/17/27	CIT	Put	2.95	09/15/25	16,000,000	EUR	16,000	(6)
								(2,084)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	ANZ	04/02/25	AUD	13,551	8,467	(105)
BRL/USD	BNP	04/02/25	BRL	2,277	399	(1)
BRL/USD	GSC	04/02/25	BRL	1,136	199	(1)
BRL/USD	GSC	04/02/25	BRL	75,117	13,163	168
BRL/USD	CIT	07/02/25	BRL	74,427	12,787	258
BRL/USD	JPM	07/02/25	BRL	3,265	561	3
CAD/USD	CIT	04/02/25	CAD	20,055	13,937	(143)
CHF/USD	HSB	04/02/25	CHF	7,762	8,774	(13)
CHF/USD	JPM	04/02/25	CHF	17	20	—
CNY/USD	ANZ	05/12/25	CNY	2,815	389	(1)
CNY/USD	ANZ	05/12/25	CNY	10,559	1,459	4
CNY/USD	JPM	05/12/25	CNY	12,145	1,680	4
CNY/USD	BNP	06/18/25	CNY	2,914	404	(1)
CNY/USD	BNP	06/18/25	CNY	16,606	2,302	2
CNY/USD	SCB	06/18/25	CNY	1,476	205	2
EUR/USD	BCL	04/02/25	EUR	646	699	(6)
EUR/USD	JPM	04/02/25	EUR	94,235	101,896	252
EUR/USD	CIT	05/02/25	EUR	536	581	(1)
GBP/USD	BOA	04/02/25	GBP	780	1,008	(1)
GBP/USD	BCL	05/02/25	GBP	780	1,008	(3)
IDR/USD	CIT	04/16/25	IDR	35,146,033	2,121	(14)
IDR/USD	JPM	04/16/25	IDR	3,181,135	192	(1)
IDR/USD	CIT	04/23/25	IDR	2,452,235	148	(2)
IDR/USD	CIT	04/23/25	IDR	9,629,738	581	3
IDR/USD	JPM	04/23/25	IDR	3,347,280	202	(2)
IDR/USD	SCB	04/23/25	IDR	1,919,746	116	(2)
IDR/USD	BOA	06/12/25	IDR	63,047,320	3,794	(46)
IDR/USD	JPM	06/12/25	IDR	32,761,755	1,971	(24)
INR/USD	BCL	04/04/25	INR	7,634	89	—
INR/USD	BNP	04/07/25	INR	34,833	407	7
INR/USD	JPM	04/15/25	INR	70,045	819	19
INR/USD	JPM	04/21/25	INR	17,357	203	3
INR/USD	BNP	04/28/25	INR	45,838	535	—
INR/USD	CIT	04/28/25	INR	19,197	223	1
INR/USD	HSB	04/28/25	INR	13,950	163	—
INR/USD	JPM	04/28/25	INR	5,063	59	1
INR/USD	BNP	04/30/25	INR	31,287	365	1
INR/USD	DUB	04/30/25	INR	21,052	246	1
INR/USD	HSB	04/30/25	INR	7,016	82	—
INR/USD	JPM	04/30/25	INR	26,677	311	1
INR/USD	BNP	05/02/25	INR	35,170	410	1
INR/USD	BOA	05/02/25	INR	14,059	164	—
INR/USD	BNP	05/05/25	INR	91,162	1,063	—
JPY/USD	ANZ	04/02/25	JPY	752,532	5,017	29
JPY/USD	BNP	04/02/25	JPY	268,570	1,791	4
JPY/USD	JPM	04/02/25	JPY	1,582,127	10,548	64
JPY/USD	SCB	04/02/25	JPY	414,555	2,764	14
KRW/USD	BNP	04/07/25	KRW	577,231	392	(8)
KRW/USD	BOA	04/14/25	KRW	581,692	395	(5)
KRW/USD	BNP	04/21/25	KRW	289,719	197	(3)
KRW/USD	BNP	04/28/25	KRW	608,439	414	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	CIT	04/28/25	KRW	128,728	88	—
KRW/USD	GSC	04/28/25	KRW	175,389	119	—
KRW/USD	JPM	04/28/25	KRW	128,671	88	—
KRW/USD	SCB	04/28/25	KRW	128,534	87	(1)
KRW/USD	BOA	06/18/25	KRW	299,861	205	(1)
KRW/USD	GSC	06/18/25	KRW	456,548	312	—
MXN/USD	JPM	06/18/25	MXN	7,586	367	(8)
NZD/USD	DUB	04/02/25	NZD	447	254	(3)
PLN/USD	BCL	06/06/25	PLN	757	195	—
PLN/USD	BNP	06/06/25	PLN	6,183	1,592	(6)
PLN/USD	JPM	06/06/25	PLN	1,539	396	(1)
PLN/USD	GSC	06/13/25	PLN	6,638	1,709	(10)
PLN/USD	JPM	06/13/25	PLN	4,078	1,050	(2)
PLN/USD	BNP	06/20/25	PLN	11,385	2,930	(30)
PLN/USD	JPM	06/20/25	PLN	6,091	1,568	(14)
SGD/USD	ANZ	04/02/25	SGD	120	89	—
SGD/USD	BNP	04/02/25	SGD	77	57	—
SGD/USD	DUB	04/02/25	SGD	61	46	—
TWD/USD	GSC	04/07/25	TWD	6,538	197	(3)
TWD/USD	CIT	04/14/25	TWD	13,067	394	(3)
TWD/USD	BNP	04/25/25	TWD	107,114	3,233	(36)
TWD/USD	CIT	04/25/25	TWD	210,610	6,356	(72)
TWD/USD	JPM	04/25/25	TWD	86,726	2,616	(26)
TWD/USD	MSC	04/25/25	TWD	10,413	314	(4)
TWD/USD	SCB	04/25/25	TWD	14,689	443	(3)
TWD/USD	GSC	07/16/25	TWD	11,658	354	(4)
USD/AUD	BCL	04/02/25	AUD	(13,551)	(8,467)	(39)
USD/AUD	ANZ	05/02/25	AUD	(13,551)	(8,469)	105
USD/BRL	BNP	04/02/25	BRL	(2,326)	(408)	(8)
USD/BRL	CIT	04/02/25	BRL	(73,010)	(12,794)	(265)
USD/BRL	JPM	04/02/25	BRL	(3,202)	(561)	(3)
USD/CAD	DUB	04/02/25	CAD	(20)	(14)	—
USD/CAD	MSC	04/02/25	CAD	(20,042)	(13,927)	152
USD/CAD	CIT	05/02/25	CAD	(20,026)	(13,937)	143
USD/CHF	BOA	04/02/25	CHF	(355)	(401)	—
USD/CHF	CIT	04/02/25	CHF	(176)	(199)	1
USD/CHF	DUB	04/02/25	CHF	(7,255)	(8,201)	(106)
USD/CHF	HSB	05/02/25	CHF	(7,735)	(8,774)	13
USD/CNY	ANZ	05/12/25	CNY	(5,482)	(758)	(10)
USD/CNY	BNP	05/12/25	CNY	(12,422)	(1,718)	(10)
USD/CNY	BOA	05/12/25	CNY	(4,589)	(635)	(8)
USD/CNY	JPM	05/12/25	CNY	(5,571)	(770)	(8)
USD/CNY	ANZ	06/18/25	CNY	(22,198)	(3,077)	(37)
USD/CNY	BNP	06/18/25	CNY	(32,350)	(4,484)	(36)
USD/CNY	BOA	06/18/25	CNY	(9,113)	(1,263)	(9)
USD/CNY	CIT	06/18/25	CNY	(5,154)	(714)	(3)
USD/CNY	JPM	06/18/25	CNY	(11,377)	(1,577)	(18)
USD/CNY	ANZ	07/16/25	CNY	(2,503)	(348)	(1)
USD/CNY	ANZ	07/16/25	CNY	(2,804)	(390)	1
USD/CNY	JPM	07/16/25	CNY	(2,382)	(331)	(1)
USD/CNY	JPM	07/16/25	CNY	(2,403)	(334)	—
USD/CNY	ANZ	08/20/25	CNY	(8,002)	(1,114)	(5)
USD/CNY	BCL	08/20/25	CNY	(2,904)	(405)	1
USD/CNY	BNP	08/20/25	CNY	(4,344)	(605)	1
USD/CNY	JPM	08/20/25	CNY	(7,301)	(1,017)	(5)
USD/CNY	SCB	08/20/25	CNY	(4,554)	(634)	1
USD/EUR	BNP	04/02/25	EUR	(87,494)	(94,607)	(2,865)
USD/EUR	BOA	04/02/25	EUR	(1,755)	(1,898)	(2)
USD/EUR	JPM	04/02/25	EUR	(5,632)	(6,090)	63
USD/EUR	JPM	05/02/25	EUR	(93,031)	(100,757)	(251)
USD/GBP	BCL	04/02/25	GBP	(780)	(1,008)	3
USD/IDR	JPM	04/21/25	IDR	(3,313,980)	(200)	—
USD/IDR	BNP	04/30/25	IDR	(1,629,755)	(98)	—
USD/IDR	CIT	04/30/25	IDR	(4,335,442)	(262)	—
USD/IDR	BNP	05/08/25	IDR	(4,135,489)	(249)	—
USD/IDR	BOA	05/08/25	IDR	(1,360,402)	(82)	—
USD/IDR	DUB	05/08/25	IDR	(692,834)	(41)	—
USD/IDR	JPM	05/08/25	IDR	(813,735)	(49)	—
USD/IDR	MSC	05/08/25	IDR	(1,361,547)	(82)	—
USD/IDR	BNP	05/09/25	IDR	(3,177,739)	(192)	—
USD/IDR	BOA	05/09/25	IDR	(1,132,865)	(68)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/IDR	CIT	05/09/25	IDR	(8,765,501)	(528)	—
USD/IDR	DUB	05/09/25	IDR	(396,731)	(24)	—
USD/IDR	GSC	05/09/25	IDR	(3,893,797)	(235)	(2)
USD/IDR	GSC	05/09/25	IDR	(318,088)	(19)	—
USD/IDR	HSB	05/09/25	IDR	(1,689,790)	(102)	—
USD/IDR	JPM	05/09/25	IDR	(2,028,600)	(123)	—
USD/IDR	MSC	05/09/25	IDR	(238,024)	(14)	—
USD/IDR	SCB	05/09/25	IDR	(659,815)	(40)	—
USD/ILS	BNP	04/16/25	ILS	(960)	(258)	2
USD/ILS	CIT	04/16/25	ILS	(4,663)	(1,254)	25
USD/ILS	DUB	04/16/25	ILS	(4,707)	(1,266)	28
USD/ILS	JPM	04/16/25	ILS	(5,494)	(1,478)	30
USD/INR	BCL	04/04/25	INR	(7,642)	(89)	(2)
USD/INR	BNP	04/07/25	INR	(34,836)	(407)	—
USD/INR	BCL	05/06/25	INR	(7,655)	(89)	—
USD/JPY	ANZ	04/02/25	JPY	(716,172)	(4,775)	18
USD/JPY	BNP	04/02/25	JPY	(836,037)	(5,574)	34
USD/JPY	BOA	04/02/25	JPY	(115,400)	(770)	3
USD/JPY	CIT	04/02/25	JPY	(80,100)	(534)	11
USD/JPY	JPM	04/02/25	JPY	(721,377)	(4,809)	29
USD/JPY	UBS	04/02/25	JPY	(637,644)	(4,251)	34
USD/JPY	ANZ	05/02/25	JPY	(750,006)	(5,017)	(29)
USD/JPY	BNP	05/02/25	JPY	(267,670)	(1,791)	(4)
USD/JPY	HSB	05/02/25	JPY	(88,766)	(594)	3
USD/JPY	JPM	05/02/25	JPY	(1,576,822)	(10,548)	(64)
USD/JPY	SCB	05/02/25	JPY	(413,165)	(2,764)	(14)
USD/KRW	BOA	04/07/25	KRW	(300,994)	(204)	1
USD/KRW	GSC	04/07/25	KRW	(276,129)	(188)	—
USD/KRW	GSC	04/14/25	KRW	(182,083)	(124)	—
USD/KRW	BOA	06/05/25	KRW	(802,477)	(547)	13
USD/KRW	CIT	06/12/25	KRW	(9,193,648)	(6,268)	138
USD/KRW	JPM	06/12/25	KRW	(8,010,885)	(5,461)	120
USD/KRW	CIT	06/18/25	KRW	(338,913)	(231)	3
USD/KRW	DUB	06/18/25	KRW	(32,707)	(22)	—
USD/NZD	DUB	04/02/25	NZD	(447)	(254)	2
USD/NZD	DUB	05/02/25	NZD	(447)	(254)	3
USD/PEN	CIT	06/18/25	PEN	(2,800)	(761)	5
USD/PEN	CIT	12/05/25	PEN	(812)	(219)	—
USD/SGD	DUB	04/02/25	SGD	(44)	(33)	—
USD/SGD	JPM	04/02/25	SGD	(47)	(35)	—
USD/SGD	MSC	04/02/25	SGD	(167)	(124)	—
USD/SGD	ANZ	05/02/25	SGD	(120)	(89)	—
USD/SGD	BNP	05/02/25	SGD	(77)	(57)	—
USD/SGD	DUB	05/02/25	SGD	(61)	(46)	—
USD/TWD	BNP	04/07/25	TWD	(6,533)	(197)	1
USD/TWD	BNP	04/14/25	TWD	(6,563)	(198)	2
USD/TWD	BNP	04/21/25	TWD	(13,175)	(397)	3
USD/TWD	BNP	04/25/25	TWD	(216,092)	(6,521)	129
USD/TWD	JPM	04/25/25	TWD	(213,468)	(6,442)	44
USD/TWD	BNP	07/16/25	TWD	(46,500)	(1,413)	19
USD/TWD	CIT	07/16/25	TWD	(72,749)	(2,210)	27
USD/TWD	GSC	07/16/25	TWD	(18,886)	(574)	7
USD/TWD	JPM	07/16/25	TWD	(47,069)	(1,430)	17
USD/TWD	BNP	08/20/25	TWD	(53,451)	(1,628)	10
USD/TWD	BOA	08/20/25	TWD	(465)	(14)	—
USD/TWD	CIT	08/20/25	TWD	(74,095)	(2,257)	12
USD/TWD	DUB	08/20/25	TWD	(26,170)	(797)	6
USD/TWD	JPM	08/20/25	TWD	(97,812)	(2,979)	23
USD/TWD	SCB	08/20/25	TWD	(14,567)	(444)	3
USD/ZAR	BNP	04/16/25	ZAR	(11,804)	(643)	4
USD/ZAR	BOA	04/16/25	ZAR	(14,578)	(795)	3
USD/ZAR	JPM	04/16/25	ZAR	(6,447)	(351)	2
ZAR/USD	JPM	04/16/25	ZAR	264	14	—
ZAR/USD	MSC	04/16/25	ZAR	120,042	6,540	(27)
					(156,236)	(2,304)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
US TREASURY INFLATION SECURITIES
Treasury, United States Department of (S)	Fixed Rate of +4.49% (S)	MSC	04/25/25	28,501	—	212
Treasury, United States Department of (S)	Fixed Rate of +4.49% (S)	MSC	04/25/25	64,330	—	480
Treasury, United States Department of (S)	Fixed Rate of +4.49% (S)	MSC	04/25/25	68,563	—	826
Treasury, United States Department of (S)	Fixed Rate of +4.49% (S)	MSC	04/25/25	53,450	—	711
					—	2,229

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,351,619	—	1,351,619
Non-U.S. Government Agency Asset-Backed Securities	—	110,831	—	110,831
Corporate Bonds And Notes	—	3,200	—	3,200
Preferred Stocks	600	—	—	600
	600	1,465,650	—	1,466,250
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,279	—	—	2,279
Centrally Cleared Interest Rate Swap Agreements	—	25,309	—	25,309
Open Forward Foreign Currency Contracts	—	2,140	—	2,140
OTC Total Return Swap Agreements	—	2,229	—	2,229
	2,279	29,678	—	31,957
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,562)	—	—	(2,562)
Centrally Cleared Interest Rate Swap Agreements	—	(16,652)	—	(16,652)
OTC Written Options	—	(2,084)	—	(2,084)
Open Forward Foreign Currency Contracts	—	(4,444)	—	(4,444)
	(2,562)	(23,180)	—	(25,742)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 86.8%
Financials 16.1%
Acrisure, LLC
8.25%, 02/01/29 (a)	6,408	6,582
6.00%, 08/01/29 (a)	3,679	3,527
7.50%, 11/06/30 (a)	1,968	2,003
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (a)	4,379	4,304
Ally Financial Inc.
4.70%, (100, 05/15/26) (b)	6,365	5,637
6.65%, 01/17/40	3,228	3,146
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	3,668	3,942
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a) (c)	3,573	3,499
Barclays PLC
7.63%, (100, 03/15/35) (b) (d)	4,399	4,300
9.63%, (100, 12/15/29) (b) (d)	2,361	2,585
Beacon Funding Trust
6.27%, 08/15/54 (a)	3,530	3,513
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	8,301	8,710
Bread Financial Payments, Inc.
8.38%, 06/15/35 (a)	4,722	4,615
Citadel Limited Partnership
6.00%, 01/23/30 (a) (e)	185	188
Credit Acceptance Corporation
6.63%, 03/15/30 (a)	3,634	3,585
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (d)	4,530	4,071
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (d)	5,385	5,614
8.50%, 05/15/30 (a)	3,407	3,513
Ford Motor Credit Company LLC
7.35%, 11/04/27	1,646	1,703
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	3,398	3,400
6.63%, 01/15/27 (a)	1,455	1,448
12.25%, 10/01/30 (a)	2,962	3,266
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)	5,175	5,253
8.38%, 04/01/32 (a)	3,644	3,560
GGAM Finance Ltd.
5.88%, 03/15/30 (a)	2,439	2,413
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	4,157
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (a)	7,390	7,505
Goldman Sachs Group, Inc., The
7.50%, (100, 05/10/29) (b)	4,640	4,888
Icahn Enterprises L.P.
6.25%, 05/15/26	4,091	4,052
Jane Street Group, LLC
7.13%, 04/30/31 (a)	7,173	7,363
6.13%, 11/01/32 (a)	2,889	2,844
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	4,251	4,461
6.50%, 03/26/31 (a)	1,217	1,267
Markel Group Inc.
6.00%, (100, 06/01/25) (b)	4,258	4,248
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	10,055	9,110
OneMain Finance Corporation
3.50%, 01/15/27	4,368	4,187
5.38%, 11/15/29	2,550	2,428
4.00%, 09/15/30	5,359	4,730
7.50%, 05/15/31	2,718	2,765
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (c)	5,718	5,806
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	7,985	7,968
4.25%, 02/15/29 (a)	6,305	5,902
5.75%, 09/15/31 (a)	6,331	6,007
PRA Group, Inc.
8.38%, 02/01/28 (a)	4,966	5,077
8.88%, 01/31/30 (a)	5,214	5,449
Saks Global Enterprises LLC
11.00%, 12/15/29 (a)	4,800	3,888
Stena International S.A.
7.63%, 02/15/31 (a)	3,402	3,469
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	3,923	4,077
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,885	1,875
UBS Group AG
4.88%, (100, 02/12/27) (a) (b)	5,602	5,433
UWM Holdings Corporation
6.63%, 02/01/30 (a)	4,772	4,727
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a) (c)	7,307	7,175
Washington Mutual Bank, FA
0.00%, 06/15/11 (f) (g)	1,500	—
		225,235
Energy 13.2%
Aethon United BR LP
7.50%, 10/01/29 (a)	7,763	7,899
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	894	911
Baytex Energy Corp.
8.50%, 04/30/30 (a)	6,848	6,965
Bip-V Chinook
5.50%, 06/15/31 (a)	11,311	10,845
Blue Racer Midstream, LLC
7.00%, 07/15/29 (a)	1,568	1,602
7.25%, 07/15/32 (a)	1,979	2,050
Borr IHC Limited
10.00%, 11/15/28 (a)	5,603	5,326
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	2,370
5.60%, 10/15/44	5,068	4,340
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	8,990	9,164
CQP Holdco LP
7.50%, 12/15/33 (a)	3,024	3,185
DT Midstream, Inc.
4.30%, 04/15/32 (a)	1,866	1,730
Enerflex Ltd.
9.00%, 10/15/27 (a)	3,433	3,525
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	15,308	15,078
Energy Transfer LP
6.75%, (100, 05/15/25) (b)	8,344	8,347
8.00%, 05/15/54	2,518	2,647
EQM Midstream Partners, LP
7.50%, 06/01/27 (a)	1,957	1,999
Hess Infrastructure Partners LP
5.88%, 03/01/28 (a)	1,811	1,821
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	6,710	6,696
5.75%, 02/01/29 (a)	1,968	1,904
ITT Holdings LLC
6.50%, 08/01/29 (a)	3,878	3,577
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (a)	6,917	6,922
Kinetik Holdings LP
5.88%, 06/15/30 (a)	5,491	5,436
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	7,072	6,977
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	3,756	3,783
8.38%, 02/15/32 (a)	7,207	7,229
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,469
6.25%, 02/01/33 (a)	2,573	2,565
SM Energy Company
6.75%, 08/01/29 (a)	2,549	2,514
7.00%, 08/01/32 (a)	2,493	2,454

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Transmontaigne Partners LLC
8.50%, 06/15/30 (a)	5,641	5,687
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	802	818
Transocean Inc
8.00%, 02/01/27 (a)	7,221	7,192
8.75%, 02/15/30 (a)	1,235	1,283
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	843	862
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (b)	8,385	7,936
8.13%, 06/01/28 (a)	3,483	3,557
9.50%, 02/01/29 (a)	6,598	7,075
7.00%, 01/15/30 (a)	3,540	3,488
9.88%, 02/01/32 (a)	3,159	3,356
		184,584
Consumer Discretionary 11.8%
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	3,456	3,428
Carnival Corporation
4.00%, 08/01/28 (a)	29,786	28,501
6.13%, 02/15/33 (a)	3,577	3,524
Champ Acquisition Corporation
8.38%, 12/01/31 (a)	3,524	3,655
Clarios Global LP
8.50%, 05/15/27 (a)	4,322	4,334
Dana Incorporated
4.50%, 02/15/32	3,840	3,482
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,115	6,774
Ford Motor Company
9.63%, 04/22/30	1,826	2,080
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (a) (i)	4,666	4,600
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	4,800	4,608
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	3,441	3,441
5.50%, 07/15/29 (a) (c)	2,504	2,442
Macy's Retail Holdings, LLC
6.13%, 03/15/32 (a)	5,653	5,176
4.50%, 12/15/34	1,179	943
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	11,111	8,524
MCE Finance Limited
5.38%, 12/04/29 (a)	9,748	8,955
NCL Corporation Ltd.
6.75%, 02/01/32 (a)	3,062	3,027
Odeon Finco PLC
12.75%, 11/01/27 (a) (c)	4,195	4,383
PetSmart, LLC
7.75%, 02/15/29 (a)	5,556	5,106
PM General Purchaser LLC
9.50%, 10/01/28 (a)	10,882	10,404
QVC, Inc.
6.88%, 04/15/29 (a) (c)	5,302	3,627
Resorts World Las Vegas LLC
4.63%, 04/16/29 (a) (c)	4,436	3,954
8.45%, 07/27/30 (a) (c)	3,093	3,186
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	2,957	2,957
Staples, Inc.
10.75%, 09/01/29 (a)	4,435	4,013
Tenneco Inc.
8.00%, 11/17/28 (a)	7,480	7,136
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	3,150	3,137
10.50%, 05/15/29 (a)	3,518	3,509
Univision Communications Inc.
6.63%, 06/01/27 (a)	5,640	5,588
8.50%, 07/31/31 (a)	3,485	3,407
Wynn Macau, Limited
5.13%, 12/15/29 (a) (c)	7,023	6,514
		164,415
Industrials 10.8%
Air Canada
3.88%, 08/15/26 (a)	6,407	6,264
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)	3,351	3,396
Boeing Company, The
7.01%, 05/01/64 (e)	3,105	3,369
Bombardier Inc.
7.88%, 04/15/27 (a)	571	573
8.75%, 11/15/30 (a)	2,904	3,068
7.25%, 07/01/31 (a)	4,236	4,255
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)	7,176	6,834
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	8,090	7,250
Cimpress NV
7.38%, 09/15/32 (a)	10,024	9,187
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	2,788	2,791
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	3,621	3,679
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	3,518	3,514
Goat Holdco LLC
6.75%, 02/01/32 (a)	3,624	3,551
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	2,983	2,989
Imola Merger Corporation
4.75%, 05/15/29 (a)	6,379	6,059
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	5,697	5,550
LABL Escrow Issuer LLC
10.50%, 07/15/27 (a) (c)	3,630	3,237
Lightning Power LLC
7.25%, 08/15/32 (a)	4,101	4,227
Madison IAQ LLC
5.88%, 06/30/29 (a)	3,675	3,472
Manitowoc Company, Inc., The
9.25%, 10/01/31 (a)	6,550	6,737
Onesky Flight, LLC
8.88%, 12/15/29 (a)	5,687	5,796
Rand Parent LLC
8.50%, 02/15/30 (a) (c)	4,399	4,350
Regal Rexnord Corporation
6.40%, 04/15/33 (e)	3,831	3,974
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	7,203	7,465
Star Leasing Company, LLC
7.63%, 02/15/30 (a)	3,537	3,402
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)	2,595	2,646
TransDigm Inc.
6.75%, 08/15/28 (a)	1,833	1,861
6.38%, 03/01/29 (a)	3,751	3,791
6.63%, 03/01/32 (a)	4,281	4,335
6.00%, 01/15/33 (a)	2,475	2,435
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	3,923	3,864
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)	2,191	2,205
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	1,785	1,794
Wesco Distribution, Inc.
6.38%, 03/15/29 - 03/15/33 (a)	5,472	5,519
6.63%, 03/15/32 (a)	3,242	3,290
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,401
		150,130
Communication Services 10.2%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	5,747	5,473

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Altice Financing S.A.
5.75%, 08/15/29 (a)	11,695	8,562
Altice France Holding S.A.
8.13%, 02/01/27 (a)	7,250	6,509
AMC Networks, Inc.
10.25%, 01/15/29 (a)	4,100	4,250
Cable One, Inc.
4.00%, 11/15/30 (a) (c)	8,696	6,896
CCO Holdings, LLC
5.38%, 06/01/29 (a)	6,417	6,209
4.25%, 02/01/31 - 01/15/34 (a)	5,188	4,519
4.75%, 02/01/32 (a)	2,844	2,525
4.50%, 05/01/32	2,199	1,912
Charter Communications Operating, LLC
5.25%, 04/01/53	4,535	3,659
CMG Media Corporation
8.88%, 06/18/29 (a)	3,880	3,372
Connect Finco SARL
9.00%, 09/15/29 (a)	5,014	4,579
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	11,917	11,552
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	2,786	2,934
8.63%, 03/15/31 (a)	2,570	2,739
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	4,132	4,151
Gray Media, Inc.
5.38%, 11/15/31 (a)	7,160	4,501
Hughes Satellite Systems Corporation
5.25%, 08/01/26 (c)	3,700	3,453
6.63%, 08/01/26 (c)	3,810	3,140
Iliad Holding
7.00%, 10/15/28 - 04/15/32 (a)	6,990	7,045
8.50%, 04/15/31 (a)	3,115	3,263
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	13,574	12,920
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	8,789	7,422
Level 3 Financing, Inc.
4.50%, 04/01/30 (a)	4,116	3,306
10.75%, 12/15/30 (a)	3,095	3,421
Liberty Media Corporation
8.25%, 02/01/30	5,487	2,160
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (a)	3,402	3,437
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	1,768	1,743
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a) (c)	1,517	1,420
Sprint Capital Corporation
6.88%, 11/15/28	1,130	1,206
Telesat Canada
5.63%, 12/06/26 (a)	7,160	4,280
		142,558
Consumer Staples 6.1%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	5,806	5,797
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	7,986	8,079
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	4,435	4,448
4.63%, 06/01/28 (a)	3,610	3,421
Coty Inc.
6.63%, 07/15/30 (a)	3,160	3,235
JBS USA Lux S.A.
7.25%, 11/15/53	5,805	6,550
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	4,969	5,180
Marb Bondco PLC
3.95%, 01/29/31 (a)	16,166	13,941
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	4,368	3,789
Performance Food Group, Inc.
4.25%, 08/01/29 (a)	5,084	4,760
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,763	5,432
3.50%, 03/01/32	1,977	1,738
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	3,837	3,830
Raven Acquisition Holding LLC
6.88%, 11/15/31 (a)	7,165	6,973
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	2,748	2,718
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	4,761	4,704
		84,595
Information Technology 5.9%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	4,620	4,519
AMS-Osram AG
12.25%, 03/30/29 (a) (c)	8,358	8,590
Central Parent Inc.
8.00%, 06/15/29 (a)	3,314	2,908
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	7,090	6,893
9.00%, 09/30/29 (a)	3,260	3,251
8.25%, 06/30/32 (a)	2,757	2,802
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	2,663	2,567
5.95%, 06/15/30 (a)	7,036	7,002
Entegris, Inc.
4.38%, 04/15/28 (a)	4,302	4,126
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (a)	3,177	3,212
Helios Software Holdings, Inc.
4.63%, 05/01/28 (a) (c)	2,200	1,982
8.75%, 05/01/29 (a)	5,395	5,369
Minerva Merger Sub Inc
6.50%, 02/15/30 (a)	3,685	3,463
Open Text Corporation
3.88%, 02/15/28 (a)	5,998	5,660
4.13%, 02/15/30 (a)	5,173	4,727
Rocket Software, Inc.
9.00%, 11/28/28 (a)	2,624	2,706
6.50%, 02/15/29 (a) (c)	1,262	1,189
Seagate HDD Cayman
4.13%, 01/15/31	1,080	980
ViaSat, Inc.
5.63%, 09/15/25 (a) (c)	8,278	8,220
7.50%, 05/30/31 (a) (c)	3,741	2,842
		83,008
Health Care 4.6%
1261229 Bc Ltd.
10.00%, 04/15/32 (a)	3,559	3,541
Bausch Health Companies Inc.
4.88%, 06/01/28 (a)	5,340	4,291
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	3,920	3,484
CVS Health Corporation
7.00%, 03/10/55	2,692	2,713
Lifepoint Health, Inc.
5.38%, 01/15/29 (a) (c)	3,950	3,467
9.88%, 08/15/30 (a)	6,185	6,532
8.38%, 02/15/32 (a)	3,550	3,576
10.00%, 06/01/32 (a)	3,240	3,099
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,007	6,548
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (c)	3,618	3,167
Radiology Partners, Inc.
7.78%, 01/31/29 (a) (i)	2,519	2,494
Tenet Healthcare Corporation
4.25%, 06/01/29	4,328	4,085
4.38%, 01/15/30	2,480	2,326
6.13%, 06/15/30	3,224	3,214
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	5,606	5,434

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
4.75%, 05/09/27	5,891	5,804
		63,775
Materials 4.5%
Avient Corporation
6.25%, 11/01/31 (a)	2,320	2,299
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)	7,594	7,803
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (a)	4,490	4,397
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (a)	2,436	2,472
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	2,184	2,180
9.38%, 03/01/29 (a)	1,196	1,256
8.63%, 06/01/31 (a)	6,755	6,911
8.00%, 03/01/33 (a)	1,019	1,033
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a)	5,849	5,293
Mercer International Inc.
12.88%, 10/01/28 (a)	4,766	5,054
5.13%, 02/01/29	6,153	5,284
Mineral Resources Limited
8.13%, 05/01/27 (a)	986	980
9.25%, 10/01/28 (a)	6,198	6,193
NOVA Chemicals Corporation
4.25%, 05/15/29 (a) (c)	4,633	4,427
7.00%, 12/01/31 (a)	3,097	3,230
Trinseo Luxco Finance SPV S.a r.l.
7.63%, 05/03/29 (a) (i)	4,790	3,335
		62,147
Utilities 2.8%
Duke Energy Corporation
6.45%, 09/01/54	4,263	4,270
Edison International
6.25%, 03/15/30 (c)	698	706
PG&E Corporation
7.38%, 03/15/55	3,506	3,456
Sempra
6.40%, 10/01/54	5,027	4,759
6.55%, 04/01/55	3,550	3,375
Vistra Corp.
8.00%, (100, 10/15/26) (a) (b)	4,328	4,446
8.88%, (100, 01/15/29) (b) (h)	3,150	3,369
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	3,865	3,866
5.00%, 07/31/27 (a)	2,859	2,818
4.38%, 05/01/29 (a)	1,018	967
6.88%, 04/15/32 (a)	6,596	6,725
		38,757
Real Estate 0.8%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	4,361	4,563
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	6,522	6,512
		11,075
Total Corporate Bonds And Notes (cost $1,216,618)		1,210,279
SENIOR FLOATING RATE INSTRUMENTS 8.4%
Communication Services 2.9%
Allen Media, LLC
2021 Term Loan B, 9.98%, (3 Month Term SOFR + 5.50%), 02/10/27 (i) (j)	4,915	2,826
AMC Entertainment Holdings, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 7.00%), 01/04/29 (j) (k)	3,670	3,653
2024 Term Loan, 11.32%, (1 Month Term SOFR + 7.00%), 01/04/29 (j)	3,375	3,359
Aventiv Technologies, LLC
2024 Incremental Second Out Term Loan, 12.09%, (3 Month Term SOFR + 7.50%), 07/31/25 (j)	156	150
2024 Bridge Term Loan, 14.30%, (3 Month Term SOFR + 10.00%), 12/24/25 (j) (l)	130	128
CMG Media Corporation
2024 Term Loan, 7.93%, (3 Month Term SOFR + 3.50%), 06/18/29 (j)	3,259	3,049
Connect Finco Sarl
2024 Extended Term Loan B, 8.82%, (1 Month Term SOFR + 4.50%), 09/11/29 (j)	5,325	4,666
CSC Holdings, LLC
2022 Term Loan B6, 8.82%, (1 Month Term SOFR + 4.50%), 01/17/28 (j)	7,250	6,999
Flutter Financing B.V.
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 11/30/30 (j)	1,633	1,623
Gray Television, Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 5.25%), 05/22/29 (j) (k)	1,305	1,260
2024 Term Loan B, 9.57%, (1 Month Term SOFR + 5.25%), 05/22/29 (j)	6,263	6,048
Great Outdoors Group, LLC
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 01/20/32 (j)	3,513	3,500
ViaSat, Inc.
2023 Term Loan, 8.94%, (1 Month Term SOFR + 4.50%), 05/30/30 (j)	3,407	3,094
		40,355
Industrials 1.6%
Advisor Group, Inc.
2024 Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/17/28 (j)	6,837	6,780
Pitney Bowes Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 01/31/32 (j) (k)	3,055	3,019
2025 Term Loan B, 8.07%, (1 Month Term SOFR + 3.75%), 01/31/32 (j)	2,617	2,586
Titan Acquisition Limited
2024 Term Loan B, 8.78%, (6 Month Term SOFR + 4.50%), 02/01/29 (j)	2,904	2,888
United Airlines, Inc.
2024 1st Lien Term Loan B, 6.30%, (3 Month Term SOFR + 2.00%), 02/22/31 (j)	2,512	2,502
Vista Mgmt Holding Inc
Term Loan, 0.00%, (SOFR + 3.75%), 03/27/31 (j) (k)	5,054	5,016
		22,791
Consumer Discretionary 1.5%
Clarios Global LP
2024 USD Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/06/30 (j)	2,711	2,671
First Brands Group, LLC
2022 Incremental Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 03/30/27 (j)	4,828	4,472
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 04/26/30 (j)	5,732	5,638
PetSmart, Inc.
2021 Term Loan B, 8.17%, (1 Month Term SOFR + 3.75%), 01/29/28 (j)	2,057	2,020
Sabre GLBL Inc.
2021 Term Loan B1, 0.00%, (1 Month Term SOFR + 3.50%), 12/17/27 (j) (k)	682	654
2021 Term Loan B2, 0.00%, (1 Month Term SOFR + 3.50%), 12/17/27 (j) (k)	793	760
2022 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 5.00%), 06/09/28 (j) (k)	350	336
2022 1st Lien Term Loan B, 9.42%, (1 Month Term SOFR + 5.00%), 06/09/28 (j)	282	271
2024 Term Loan B1, 0.00%, (1 Month Term SOFR + 6.00%), 11/15/29 (j) (k)	1,965	1,916
2024 Term Loan B1, 10.42%, (1 Month Term SOFR + 6.00%), 11/15/29 (j)	1,583	1,543
		20,281
Materials 0.9%
Fortis 333 Inc
Term Loan, 0.00%, (SOFR + 3.50%), 02/06/32 (j) (k)	4,650	4,610
Kodiak Building Partners Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 11/26/31 (j) (k)	4,800	4,601

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Staples, Inc.
2024 Term Loan B, 10.04%, (3 Month Term SOFR + 5.75%), 08/22/29 (j)	2,932	2,598
		11,809
Health Care 0.8%
Global Medical Response, Inc.
2024 PIK Term Loan, 9.79%, (3 Month Term SOFR + 5.50%), 10/02/28 (j)	6,744	6,734
Radiology Partners Inc
2024 Extended Term Loan B, 8.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (j)	4,597	4,423
2024 Extended Term Loan B, 9.59%, (3 Month Term SOFR + 5.00%), 01/31/29 (j)	84	80
		11,237
Information Technology 0.5%
Ahead DB Holdings, LLC
2024 Term Loan B3, 7.29%, (3 Month Term SOFR + 3.00%), 01/24/31 (j)	3,499	3,489
Rocket Software, Inc.
2023 USD Term Loan B, 8.57%, (1 Month Term SOFR + 4.25%), 11/28/28 (j)	3,514	3,501
		6,990
Financials 0.2%
Aretec Group, Inc.
2024 1st Lien Term Loan B, 7.82%, (1 Month Term SOFR + 3.50%), 08/09/30 (j)	3,458	3,425
Total Senior Floating Rate Instruments (cost $120,203)		116,888
COMMON STOCKS 0.4%
Energy 0.3%
MPLX LP	87	4,667
Prairie Provident Resources Inc. (c) (f)	224	5
Vantage Drilling International (f) (l)	2	25
		4,697
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)	335	372
EchoStar Corporation - Class A (c) (f)	4	100
iHeartMedia, Inc. - Class A (f)	141	232
		704
Materials 0.0%
Smurfit Westrock Public Limited Company	—	4
Information Technology 0.0%
New Cotai LLC (f) (l)	—	—
Total Common Stocks (cost $8,194)		5,405
GOVERNMENT AND AGENCY OBLIGATIONS 0.3%
Sovereign 0.3%
Kenya, Government of
9.50%, 03/05/36 (a)	3,579	3,257
Total Government And Agency Obligations (cost $3,479)		3,257
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Owl Rock CLO XIV, LLC
Series 2023-A-14A, 6.69%, (3 Month Term SOFR + 2.40%), 10/22/35 (j)	3,080	3,095
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,080)		3,095
SHORT TERM INVESTMENTS 7.9%
Securities Lending Collateral 4.5%
JNL Government Money Market Fund - Class SL, 4.30% (m) (n)	63,063	63,063
Investment Companies 3.4%
JNL Government Money Market Fund - Class I, 4.20% (m) (n)	47,377	47,377
Total Short Term Investments (cost $110,440)		110,440
Total Investments 104.0% (cost $1,462,014)		1,449,364
Other Assets and Liabilities, Net (4.0)%		(55,254)
Total Net Assets 100.0%		1,394,110

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $1,035,064 and 74.2% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Convertible security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(f) Non-income producing security.

(g) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	48,944	97,869	99,436	574	—	—	47,377	3.4
JNL Government Money Market Fund, 4.30% - Class SL	79,197	152,843	168,977	1,170	—	—	63,063	4.5
	128,141	250,712	268,413	1,744	—	—	110,440	7.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	15,127	15,078	1.1
Vistra Corp., 8.88% (callable at 100, 01/15/29)	06/11/24	3,256	3,369	0.2
		18,383	18,447	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,210,279	—	1,210,279
Senior Floating Rate Instruments	—	116,760	128	116,888
Common Stocks	5,380	—	25	5,405
Government And Agency Obligations	—	3,257	—	3,257
Non-U.S. Government Agency Asset-Backed Securities	—	3,095	—	3,095
Short Term Investments	110,440	—	—	110,440
	115,820	1,333,391	153	1,449,364

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 89.3%
Financials 37.4%
AerCap Ireland Capital Designated Activity Company
3.00%, 10/29/28	900	846
AIG Global Funding
5.20%, 06/24/29 (a)	794	806
Aon Corporation
5.00%, 09/12/32	690	691
AON North America, Inc.
5.75%, 03/01/54	630	620
Avolon Holdings Funding Limited
4.95%, 01/15/28 (a)	783	780
Banco Santander, S.A.
6.53%, 11/07/27 (b)	1,280	1,316
Bank of America Corporation
3.71%, 04/24/28	1,290	1,267
5.82%, 09/15/29	4,030	4,172
5.47%, 01/23/35	1,954	1,982
5.51%, 01/24/36	1,000	1,017
Bank of New York Mellon Corporation, The
6.32%, 10/25/29	600	634
5.83%, 10/25/33	1,060	1,115
Barclays PLC
7.63%, (100, 03/15/35) (b) (c)	877	857
2.28%, 11/24/27 (b)	700	673
6.04%, 03/12/55 (b)	210	212
Beacon Funding Trust
6.27%, 08/15/54 (a)	757	753
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	380	317
3.85%, 03/15/52	350	269
BlackRock Finance, Inc.
2.10%, 02/25/32	550	467
BlackRock, Inc.
5.25%, 03/14/54	370	357
5.35%, 01/08/55	628	610
Blackstone Secured Lending Fund
5.30%, 06/30/30	615	603
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (a)	641	651
Capital One Financial Corporation
6.18%, 01/30/36	849	846
Caterpillar Financial Services Corporation
4.85%, 02/27/29	870	884
Citadel Limited Partnership
6.00%, 01/23/30 (a) (d)	75	76
6.38%, 01/23/32 (a) (d)	115	118
Citigroup Inc.
6.95%, (100, 02/15/30) (c)	1,440	1,437
2.52%, 11/03/32	390	333
3.79%, 03/17/33	1,150	1,053
6.02%, 01/24/36	1,100	1,109
CNO Financial Group, Inc.
6.45%, 06/15/34	300	313
Corebridge Financial, Inc.
5.75%, 01/15/34	580	595
4.40%, 04/05/52	330	264
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	1,120	1,072
European Bank for Reconstruction and Development
4.13%, 01/25/29	1,160	1,164
European Investment Bank
4.00%, 02/15/29	1,500	1,496
Five Corners Funding Trust II
2.85%, 05/15/30 (a)	810	737
Ford Motor Credit Company LLC
5.92%, 03/20/28	1,200	1,205
6.80%, 11/07/28	520	535
5.88%, 11/07/29	450	445
General Motors Financial Company, Inc.
5.80%, 06/23/28	390	398
5.60%, 06/18/31	1,030	1,031
Goldman Sachs Group, Inc., The
5.73%, 04/25/30	1,220	1,259
4.69%, 10/23/30	580	576
5.02%, 10/23/35	490	477
4.41%, 04/23/39	910	810
5.56%, 11/19/45	1,150	1,122
Golub Capital Private Credit Fund
5.88%, 05/01/30 (a)	586	579
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a)	330	224
Hartford Insurance Group, Inc., The
2.90%, 09/15/51	350	221
HSBC Holdings PLC
5.13%, 11/19/28 - 03/03/31 (b)	2,960	2,972
6.16%, 03/09/29	1,260	1,305
Inter-American Development Bank
4.50%, 05/15/26	1,910	1,918
International Bank for Reconstruction and Development
4.75%, 04/10/26	2,000	2,013
3.88%, 10/16/29 - 02/14/30	4,276	4,245
4.00%, 07/25/30	810	807
4.50%, 04/10/31	700	713
John Deere Capital Corporation
4.90%, 03/07/31	610	620
JPMorgan Chase & Co.
5.04%, 01/23/28	1,000	1,009
4.51%, 10/22/28	1,640	1,637
2.07%, 06/01/29	2,860	2,648
4.20%, 07/23/29	1,950	1,924
5.35%, 06/01/34	610	620
4.95%, 10/22/35	800	782
3.11%, 04/22/41	430	324
5.53%, 11/29/45	2,260	2,238
3.96%, 11/15/48	650	512
KfW
5.00%, 03/16/26	3,000	3,026
4.63%, 08/07/26	700	706
3.50%, 08/27/27	3,700	3,659
KKR Group Finance Co. X LLC
3.25%, 12/15/51 (a)	360	230
Lloyds Banking Group PLC
5.72%, 06/05/30	485	500
MET Tower Global Funding
4.85%, 01/16/27 (a)	1,390	1,403
Mitsubishi UFJ Financial Group, Inc.
5.57%, 01/16/36	1,470	1,502
Morgan Stanley
5.16%, 04/20/29	3,460	3,508
5.66%, 04/18/30	1,450	1,495
4.65%, 10/18/30	1,870	1,856
2.70%, 01/22/31	310	281
5.25%, 04/21/34	1,840	1,842
5.95%, 01/19/38	400	404
5.52%, 11/19/55	1,300	1,267
Morgan Stanley Bank, National Association
5.02%, 01/12/29	1,416	1,432
New York Life Global Funding
4.55%, 01/28/33 (a)	450	436
Royal Bank of Canada
4.52%, 10/18/28 (b)	600	599
4.97%, 08/02/30 (b)	1,600	1,611
6.35%, 11/24/84 (b)	1,000	949
S&P Global Inc.
5.25%, 09/15/33	910	931
Sixth Street Lending Partners
6.13%, 07/15/30 (a)	290	292
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 (a)	810	828
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	925	971
5.58%, 01/29/36	552	562
Toyota Motor Credit Corporation
5.10%, 03/21/31	500	508

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Truist Financial Corporation
5.71%, 01/24/35	610	623
U.S. Bancorp
5.42%, 02/12/36	705	709
UBS Group AG
6.25%, 09/22/29 (a)	1,580	1,650
6.54%, 08/12/33 (a) (b)	400	429
Visa Inc.
4.15%, 12/14/35	390	369
Wells Fargo & Company
2.88%, 10/30/30	930	857
5.24%, 01/24/31	1,800	1,831
5.56%, 07/25/34	580	590
		105,537
Health Care 9.4%
AbbVie Inc.
4.80%, 03/15/29	1,500	1,519
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	470	315
Alcon Finance Corporation
3.00%, 09/23/29 (a)	397	369
2.60%, 05/27/30 (a)	617	555
Amgen Inc.
5.25%, 03/02/30	970	992
5.65%, 03/02/53	670	657
AstraZeneca Finance LLC
5.00%, 02/26/34	780	787
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	390	337
Bristol-Myers Squibb Company
4.13%, 06/15/39	500	442
Cencora, Inc.
4.85%, 12/15/29	420	422
5.15%, 02/15/35	594	593
Centene Corporation
3.38%, 02/15/30	1,220	1,103
Cigna Group, The
2.38%, 03/15/31	400	349
CVS Health Corporation
4.78%, 03/25/38	1,720	1,549
Elevance Health, Inc.
6.10%, 10/15/52	610	624
Eli Lilly and Company
5.00%, 02/09/54	270	253
5.05%, 08/14/54	768	725
Gilead Sciences, Inc.
4.80%, 04/01/44	560	511
HCA Inc.
5.45%, 09/15/34	346	343
4.63%, 03/15/52	750	595
6.20%, 03/01/55	700	695
Humana Inc.
5.75%, 04/15/54	680	631
Indiana University Health, Inc.
2.85%, 11/01/51	350	223
Johnson & Johnson
4.85%, 03/01/32	1,040	1,056
Kaiser Foundation Hospitals
4.15%, 05/01/47	290	241
Labcorp Holdings Inc.
4.35%, 04/01/30	1,020	998
Mars, Incorporated
3.88%, 04/01/39 (a)	780	672
5.65%, 05/01/45 (a)	240	241
5.70%, 05/01/55 (a)	100	100
Merck & Co., Inc.
5.00%, 05/17/53	370	342
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/26	770	771
5.30%, 05/19/53	990	940
Quest Diagnostics Incorporated
4.63%, 12/15/29	1,571	1,563
Roche Holdings, Inc.
5.59%, 11/13/33 (a)	400	420
Royalty Pharma PLC
3.30%, 09/02/40	1,040	768
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	280	202
Takeda Pharmaceutical Company Limited
5.30%, 07/05/34	670	677
UnitedHealth Group Incorporated
5.30%, 02/15/30	550	567
4.95%, 01/15/32	950	949
4.25%, 06/15/48	920	747
6.05%, 02/15/63	640	658
		26,501
Utilities 8.1%
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	670	575
5.70%, 05/15/54	670	666
Constellation Energy Generation, LLC
6.50%, 10/01/53	220	231
Duke Energy Corporation
4.25%, 12/15/41	410	349
5.80%, 06/15/54	300	293
Duke Energy Florida, LLC
5.95%, 11/15/52	560	572
Duke Energy Progress, LLC
5.10%, 03/15/34	370	373
4.10%, 03/15/43	450	370
5.55%, 03/15/55	908	887
Edison International
6.25%, 03/15/30	141	143
Electricite de France
6.00%, 04/22/64 (a)	450	424
Entergy Utility Assets, LLC
5.15%, 09/15/34	267	266
2.90%, 03/15/51	600	369
Essential Utilities, Inc.
2.70%, 04/15/30	530	479
Exelon Corporation
5.60%, 03/15/53	340	326
6.50%, 03/15/55	1,700	1,695
Florida Power & Light Company
5.30%, 06/15/34	660	674
3.95%, 03/01/48	780	619
5.70%, 03/15/55	400	408
Nevada Power Company
6.00%, 03/15/54	200	204
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55	720	723
Northern States Power Company
5.10%, 05/15/53	500	463
NSTAR Electric Company
1.95%, 08/15/31	300	254
5.40%, 06/01/34	215	218
5.20%, 03/01/35	982	980
Oncor Electric Delivery Company LLC
5.35%, 04/01/35 (a)	400	405
3.10%, 09/15/49	430	282
PECO Energy Company
2.85%, 09/15/51	410	255
PG&E Company
6.95%, 03/15/34	450	487
4.50%, 07/01/40	620	526
6.75%, 01/15/53	650	679
6.70%, 04/01/53	310	323
5.90%, 10/01/54	440	416
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	280	249
Public Service Electric And Gas Company
5.45%, 03/01/54	600	587
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	690	711
5.88%, 10/15/28	850	884
RWE Finance US, LLC
6.25%, 04/16/54 (a)	340	337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
San Diego Gas & Electric Company
5.35%, 04/01/53	360	338
Sempra
6.40%, 10/01/54	870	824
Southern California Edison Company
4.88%, 02/01/27	860	863
5.20%, 06/01/34	500	488
4.65%, 10/01/43	470	394
5.88%, 12/01/53	560	537
Southern California Gas Company
6.35%, 11/15/52	310	331
Virginia Electric and Power Company
2.45%, 12/15/50	450	254
5.55%, 08/15/54	96	93
		22,824
Consumer Staples 6.3%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	2,310	2,348
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	630	611
B.A.T Capital Corporation
5.35%, 08/15/32	1,440	1,447
7.08%, 08/02/53	400	439
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (a)	590	586
Cargill, Incorporated
2.13%, 11/10/31 (a)	580	494
Coca-Cola Company, The
5.30%, 05/13/54	500	489
Constellation Brands, Inc.
2.25%, 08/01/31	510	432
4.90%, 05/01/33	250	244
CSL Finance PLC
4.25%, 04/27/32 (a)	330	315
5.11%, 04/03/34 (a) (e)	920	923
JBS USA Food Company
2.50%, 01/15/27	510	491
JBS USA Lux S.A.
6.75%, 03/15/34	550	595
7.25%, 11/15/53	480	542
Kenvue Inc.
5.00%, 03/22/30	800	817
Keurig Dr Pepper Inc.
3.95%, 04/15/29	800	778
Nestle Capital Corporation
4.88%, 03/12/34 (a)	300	300
Nestle Holdings, Inc.
5.25%, 03/13/26 (a)	870	878
Northwestern University
2.64%, 12/01/50	390	248
Philip Morris International Inc.
4.75%, 11/01/31	1,900	1,891
Southern California, University of
3.84%, 10/01/47	450	362
Trustees of Columbia University In The City of New York, The
4.36%, 10/01/35	447	426
Tyson Foods, Inc.
5.70%, 03/15/34	550	563
Unilever Capital Corporation
5.00%, 12/08/33	610	619
University of Chicago, The
2.76%, 04/01/45	350	274
Walmart Inc.
4.50%, 04/15/53	790	699
		17,811
Industrials 6.0%
Aircastle Limited
6.50%, 07/18/28 (a)	950	990
Amcor Finance (USA), Inc.
5.63%, 05/26/33	400	409
Boeing Company, The
6.30%, 05/01/29 (d)	900	943
6.53%, 05/01/34 (d)	490	525
5.81%, 05/01/50 (d)	330	313
Burlington Northern Santa Fe, LLC
5.40%, 06/01/41	410	407
5.20%, 04/15/54	840	796
5.50%, 03/15/55	811	807
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	630	410
Element Fleet Management Corp.
5.04%, 03/25/30 (a)	490	490
Ferguson Enterprises Inc.
5.00%, 10/03/34	354	345
GATX Corporation
6.90%, 05/01/34	370	409
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	427	433
5.75%, 01/15/35	263	265
Norfolk Southern Corporation
5.35%, 08/01/54	450	431
Regal Rexnord Corporation
6.05%, 04/15/28 (d)	790	810
6.40%, 04/15/33 (d)	510	529
Republic Services, Inc.
4.88%, 04/01/29	270	273
RTX Corporation
6.00%, 03/15/31	980	1,040
6.10%, 03/15/34	680	729
5.38%, 02/27/53	220	210
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54 (a)	470	459
Smurfit Westrock Financing Designated Activity Company
5.42%, 01/15/35 (a)	208	209
UL Solutions Inc.
6.50%, 10/20/28 (a)	700	736
Union Pacific Corporation
3.60%, 09/15/37	530	455
3.95%, 08/15/59	490	363
Verisk Analytics, Inc.
5.25%, 06/05/34	663	665
Waste Connections, Inc.
5.00%, 03/01/34	510	508
Waste Management, Inc.
4.80%, 03/15/32	1,840	1,844
		16,803
Information Technology 5.8%
Accenture Capital Inc.
4.05%, 10/04/29	732	721
4.25%, 10/04/31	908	890
Apple Inc.
3.45%, 02/09/45	450	350
4.38%, 05/13/45	170	151
4.65%, 02/23/46	560	517
3.95%, 08/08/52	1,230	988
Broadcom Inc.
5.05%, 07/12/29	1,308	1,326
4.35%, 02/15/30	1,207	1,188
3.47%, 04/15/34 (a)	500	440
4.93%, 05/15/37 (a)	180	173
Cisco Systems, Inc.
4.85%, 02/26/29	580	591
4.95%, 02/26/31	330	337
5.30%, 02/26/54	330	323
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	228	236
Intel Corporation
4.80%, 10/01/41	310	266
5.63%, 02/10/43	750	708
International Business Machines Corporation
5.20%, 02/10/35	1,440	1,444
Microsoft Corporation
2.53%, 06/01/50	1,700	1,064
NXP B.V.
3.15%, 05/01/27	730	709
Oracle Corporation
3.65%, 03/25/41	410	319

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
4.00%, 11/15/47	520	397
Qualcomm Incorporated
4.80%, 05/20/45	575	527
Synopsys, Inc.
4.85%, 04/01/30	968	974
TD SYNNEX Corporation
6.10%, 04/12/34	190	195
Texas Instruments Incorporated
3.65%, 08/16/32	550	514
5.15%, 02/08/54	500	475
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	570	549
		16,372
Energy 5.5%
BP Capital Markets America Inc.
4.81%, 02/13/33	700	688
2.94%, 06/04/51	410	258
Chevron U.S.A. Inc.
4.41%, 02/26/27	1,338	1,346
ConocoPhillips Company
5.30%, 05/15/53	360	337
5.70%, 09/15/63	120	117
Energy Transfer LP
6.40%, 12/01/30	600	639
5.70%, 04/01/35	875	885
5.80%, 06/15/38	380	377
5.00%, 05/15/50	830	698
Enterprise Products Operating LLC
5.70%, 02/15/42	800	808
5.55%, 02/16/55	140	136
Exxon Mobil Corporation
4.23%, 03/19/40	1,040	929
MPLX LP
5.50%, 06/01/34	730	726
Ovintiv Canada ULC
5.65%, 05/15/28	790	809
6.25%, 07/15/33	510	527
Pioneer Natural Resources Company
1.90%, 08/15/30	1,180	1,026
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	790	793
4.50%, 05/15/30	1,030	1,011
Shell International Finance B.V.
3.00%, 11/26/51	730	474
Targa Resources Corp.
6.15%, 03/01/29	1,220	1,275
Targa Resources Partners LP
4.00%, 01/15/32	610	563
TotalEnergies SE
5.64%, 04/05/64	600	585
Williams Companies, Inc., The
5.30%, 08/15/52	460	420
		15,427
Communication Services 5.3%
Alphabet Inc.
1.90%, 08/15/40	449	300
America Movil, S.A.B. De C.V.
3.63%, 04/22/29	750	719
AT&T Inc.
2.30%, 06/01/27	640	612
5.25%, 03/01/37	1,180	1,170
4.85%, 03/01/39	1,110	1,041
4.30%, 12/15/42	390	328
3.65%, 06/01/51	1,540	1,092
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	960	662
5.25%, 04/01/53	200	161
Comcast Corporation
4.25%, 10/15/30	700	687
5.30%, 06/01/34 (e)	630	641
3.75%, 04/01/40	760	625
2.89%, 11/01/51	760	463
Cox Communications, Inc.
5.95%, 09/01/54 (a)	1,008	934
Meta Platforms, Inc.
5.60%, 05/15/53	500	504
5.55%, 08/15/64	492	485
T-Mobile USA, Inc.
4.95%, 03/15/28	800	808
2.25%, 11/15/31	400	340
5.75%, 01/15/34	850	885
5.65%, 01/15/53	240	234
Verizon Communications Inc.
4.40%, 11/01/34	1,300	1,226
2.65%, 11/20/40	390	274
Walt Disney Company, The
6.65%, 11/15/37	660	749
		14,940
Materials 2.5%
Amcor Flexibles North America, Inc.
5.50%, 03/17/35 (a)	591	593
Anglo American Capital PLC
4.50%, 03/15/28 (a)	340	338
6.00%, 04/05/54 (a)	260	257
Antofagasta PLC
6.25%, 05/02/34 (a)	247	255
Celanese US Holdings LLC
6.58%, 07/15/29 (d) (f)	250	258
6.80%, 11/15/30 (d) (f) (g)	300	311
Corporacion Nacional del Cobre de Chile
6.33%, 01/13/35 (a)	490	505
6.44%, 01/26/36 (a)	650	675
Glencore Funding LLC
5.19%, 04/01/30 (a)	164	165
5.67%, 04/01/35 (a)	367	368
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	410	355
Newmont Corporation
5.35%, 03/15/34	1,220	1,232
Rio Tinto Finance (USA) plc
5.25%, 03/14/35	412	415
5.75%, 03/14/55	302	303
5.88%, 03/14/65	147	149
Sonoco Products Company
4.45%, 09/01/26	193	192
4.60%, 09/01/29	500	493
Vulcan Materials Company
5.70%, 12/01/54	311	304
		7,168
Consumer Discretionary 1.7%
Amazon.com, Inc.
3.88%, 08/22/37	1,100	990
2.50%, 06/03/50	370	224
Home Depot, Inc., The
3.30%, 04/15/40	480	381
Hyundai Capital America
4.88%, 11/01/27 (a)	800	801
Lowe`s Companies, Inc.
3.00%, 10/15/50	740	462
Marriott International, Inc.
4.65%, 12/01/28	580	579
McDonald's Corporation
5.45%, 08/14/53	530	512
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	230	230
Warnermedia Holdings, Inc.
5.14%, 03/15/52	700	510
		4,689
Real Estate 1.3%
American Tower Corporation
1.45%, 09/15/26	1,140	1,089
2.90%, 01/15/30	1,060	975
5.40%, 01/31/35	651	657
CoStar Group, Inc.
2.80%, 07/15/30 (a)	510	455
ProLogis, L.P.
5.25%, 06/15/53	200	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
VICI Properties Inc.
4.13%, 08/15/30 (a)	350	330
		3,695
Total Corporate Bonds And Notes (cost $249,398)		251,767
GOVERNMENT AND AGENCY OBLIGATIONS 4.0%
Sovereign 2.8%
CPPIB Capital Inc.
3.75%, 10/08/27 (a)	1,280	1,269
Gobierno Federal de los Estados Unidos Mexicanos
3.25%, 04/16/30	1,080	976
6.00%, 05/07/36	1,200	1,164
6.34%, 05/04/53	550	502
Israel, State of
5.50%, 03/12/34	1,040	1,031
ROP Sukuk Trust
5.05%, 06/06/29 (a)	960	973
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	310	215
The Philippines, Government of
5.00%, 07/17/33	720	715
5.95%, 10/13/47	330	343
Urzad Rady Ministrow
5.50%, 03/18/54	850	800
		7,988
U.S. Treasury Bond 0.8%
Treasury, United States Department of
4.13%, 08/15/44	1,800	1,687
2.88%, 11/15/46	600	453
		2,140
Municipal 0.4%
Jobsohio Beverage System
4.43%, 01/01/33	145	144
Metropolitan Transportation Authority
6.81%, 11/15/40	250	275
New Jersey Turnpike Authority
7.10%, 01/01/41	250	286
Texas, State of
5.52%, 04/01/39	250	256
The University of Texas System
4.79%, 08/15/46	230	221
		1,182
Total Government And Agency Obligations (cost $11,287)		11,310
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.1%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	252	239
Series 2016-A-2, 3.65%, 06/15/28	208	196
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	242	233
Series 2019-1, 3.30%, 12/15/32	306	283
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	914	920
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	906	907
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.08%, 02/14/30 (g)	210	211
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	601	603
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	1,385	1,405
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	631	631
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	283	269
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,853)		5,897
SHORT TERM INVESTMENTS 4.1%
U.S. Treasury Bill 2.4%
Treasury, United States Department of
4.21%, 07/31/25	7,000	6,902
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.20% (h) (i)	4,110	4,110
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.30% (h) (i)	470	470
Total Short Term Investments (cost $11,482)		11,482
Total Investments 99.5% (cost $278,020)		280,456
Other Derivative Instruments 0.0%		11
Other Assets and Liabilities, Net 0.5%		1,371
Total Net Assets 100.0%		281,838

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $31,586 and 11.2% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(e) All or a portion of the security was on loan as of March 31, 2025.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	925	43,675	40,490	39	—	—	4,110	1.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	2,289	9,941	11,760	23	—	—	470	0.2
	3,214	53,616	52,250	62	—	—	4,580	1.6

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	9	June 2025	996	—	5
United States 2 Year Note	35	July 2025	7,228	—	23
United States Long Bond	24	June 2025	2,816	4	(1)
United States Ultra Bond	16	June 2025	1,940	8	15
				12	42
Short Contracts
United States 10 Year Ultra Bond	(21)	June 2025	(2,389)	(2)	(7)
United States 5 Year Note	(43)	July 2025	(4,643)	1	(8)
				(1)	(15)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	251,767	—	251,767
Government And Agency Obligations	—	11,310	—	11,310
Non-U.S. Government Agency Asset-Backed Securities	—	5,897	—	5,897
Short Term Investments	4,580	6,902	—	11,482
	4,580	275,876	—	280,456
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	43	—	—	43
	43	—	—	43
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(16)	—	—	(16)
	(16)	—	—	(16)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 47.4%
Financials 24.5%
200 Park Funding Trust
5.74%, 02/15/55 (a)	2,046	2,023
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,631	4,475
Ally Financial Inc.
6.65%, 01/17/40	4,801	4,679
American Express Company
5.28%, 07/26/28 (b)	2,694	2,716
Ameriprise Financial, Inc.
5.20%, 04/15/35	2,401	2,396
Apollo Debt Solutions BDC
6.55%, 03/15/32 (a)	3,130	3,167
Ares Management Corporation
5.60%, 10/11/54	2,290	2,128
Avolon Holdings Funding Limited
5.38%, 05/30/30 (a) (c)	3,236	3,240
Banco Santander, S.A.
9.63%, (100, 05/21/33) (d) (e)	4,021	4,609
5.47%, (SOFR + 1.12%), 07/15/28 (b) (e)	8,000	8,025
Bank of America Corporation
4.27%, 07/23/29	7,915	7,815
3.19%, 07/23/30	1,658	1,555
5.47%, 01/23/35	5,061	5,134
5.52%, 10/25/35	5,265	5,158
5.51%, 01/24/36	8,278	8,419
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	5,563	6,078
5.23%, 11/20/35	3,000	3,036
Barclays PLC
7.63%, (100, 03/15/35) (d) (e)	4,546	4,444
9.63%, (100, 12/15/29) (d) (e)	5,197	5,691
5.81%, (SOFR + 1.49%), 03/12/28 (b) (e)	3,760	3,804
5.79%, 02/25/36 (e)	3,619	3,644
Beacon Funding Trust
6.27%, 08/15/54 (a)	5,020	4,996
BlackRock, Inc.
5.25%, 03/14/54	2,240	2,162
5.35%, 01/08/55	2,225	2,163
Blackstone Private Credit Fund
6.00%, 01/29/32	4,940	4,894
Blackstone Secured Lending Fund
5.30%, 06/30/30	3,164	3,102
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (a)	629	639
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	1,958	1,953
Capital One Financial Corporation
6.38%, 06/08/34	1,732	1,809
6.18%, 01/30/36	3,287	3,276
Citadel Limited Partnership
6.00%, 01/23/30 (a) (f)	253	257
6.38%, 01/23/32 (a) (f)	2,402	2,456
Citigroup Inc.
6.95%, (100, 02/15/30) (d)	7,430	7,414
7.13%, (100, 08/15/29) (d)	7,310	7,477
6.02%, 01/24/36	6,646	6,699
5.33%, 03/27/36	3,695	3,679
Credit Agricole SA
5.86%, 01/09/36 (a) (e)	2,070	2,114
Daimler Trucks Finance North America LLC
5.28%, (SOFR + 0.96%), 09/25/27 (a) (b)	4,445	4,466
Equitable Holdings, Inc.
6.70%, 03/28/55	3,902	3,882
F&G Global Funding
2.00%, 09/20/28 (a)	3,205	2,890
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,695	1,695
4.13%, 08/17/27	632	610
3.82%, 11/02/27	4,056	3,872
7.35%, 11/04/27	3,456	3,576
6.05%, 11/05/31	1,340	1,313
6.13%, 03/08/34	2,460	2,362
Franklin BSP Capital Corporation
7.20%, 06/15/29 (a)	2,883	2,967
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)	793	805
9.13%, 05/15/31 (a)	2,468	2,484
8.38%, 04/01/32 (a)	1,859	1,816
General Motors Financial Company, Inc.
5.70%, 05/08/27 (b)	4,700	4,720
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,874	5,059
Goldman Sachs Group, Inc., The
5.54%, 01/28/36	4,955	5,017
5.56%, 11/19/45	7,744	7,557
5.73%, 01/28/56	2,431	2,420
Golub Capital Private Credit Fund
5.80%, 09/12/29 (a)	3,890	3,847
5.88%, 05/01/30 (a)	2,998	2,964
Intesa Sanpaolo SPA
7.78%, 06/20/54 (a)	3,996	4,420
JPMorgan Chase & Co.
5.27%, (SOFR + 0.92%), 04/22/28 (b)	2,713	2,729
2.74%, 10/15/30	2,970	2,724
4.60%, 10/22/30	10,070	9,998
5.34%, 01/23/35	5,209	5,260
4.95%, 10/22/35	2,610	2,552
5.53%, 11/29/45	3,790	3,753
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (d) (e)	2,152	2,163
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (a)	4,199	4,345
6.50%, 03/26/31 (a)	1,890	1,967
Markel Group Inc.
6.00%, (100, 06/01/25) (d)	4,020	4,011
MassMutual Global Funding II
5.09%, (SOFR + 0.74%), 04/09/27 (a) (b)	7,690	7,719
Morgan Stanley
5.37%, (SOFR + 1.02%), 04/13/28 (b)	8,000	8,038
4.65%, 10/18/30	4,477	4,442
6.63%, 11/01/34	3,530	3,849
5.47%, 01/18/35	3,120	3,152
5.83%, 04/19/35	2,446	2,535
5.59%, 01/18/36	3,024	3,082
5.52%, 11/19/55	3,769	3,674
Morgan Stanley Bank, National Association
5.20%, (SOFR + 0.86%), 05/26/28 (b) (g)	3,835	3,846
MSD Investment Corp.
6.25%, 05/31/30 (a)	1,883	1,869
National Rural Utilities Cooperative Finance Corporation
7.46%, (3 Month Term SOFR + 3.17%), 04/30/43 (b)	803	804
NatWest Markets PLC
5.48%, (SOFR + 1.14%), 05/17/29 (a) (b)	7,680	7,737
New York Life Global Funding
4.85%, 01/09/28 (a)	4,024	4,070
5.00%, 01/09/34 (a)	4,628	4,628
Northwestern Mutual Global Funding
4.90%, 06/12/28 (a)	3,795	3,840
PennyMac Financial Services, Inc.
6.88%, 02/15/33 (a)	1,860	1,861
RGA Global Funding
5.45%, 05/24/29 (a)	4,794	4,911
Sixth Street Lending Partners
6.13%, 07/15/30 (a)	2,618	2,639
Sixth Street Specialty Lending, Inc.
5.63%, 08/15/30	1,019	1,008
Standard Chartered PLC
5.51%, (SOFR + 1.17%), 05/14/28 (a) (b)	2,915	2,927
State Street Corporation
6.12%, 11/21/34	1,900	1,997
5.15%, 02/28/36	4,949	4,965
Synovus Bank
5.63%, 02/15/28	860	864

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Synovus Financial Corp.
6.17%, 11/01/30	3,310	3,353
The PNC Financial Services Group, Inc.
5.58%, 01/29/36	2,855	2,906
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	591	588
U.S. Bancorp
5.42%, 02/12/36	3,638	3,659
Wells Fargo & Company
5.42%, (SOFR + 1.07%), 04/22/28 (b)	7,660	7,716
		358,249
Utilities 4.4%
Comision Federal De Electricidad, E.P.E.
6.45%, 01/24/35 (a)	3,436	3,307
Duke Energy Corporation
5.80%, 06/15/54	3,463	3,387
Duke Energy Progress, LLC
5.05%, 03/15/35	3,082	3,063
5.55%, 03/15/55	3,130	3,058
Edison International
5.25%, 11/15/28	6,316	6,231
Exelon Corporation
6.50%, 03/15/55	2,199	2,193
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/35	7,430	7,496
PG&E Company
3.30%, 12/01/27	605	581
3.25%, 06/01/31	1,512	1,346
5.90%, 06/15/32	3,593	3,661
4.50%, 07/01/40	5,853	4,970
6.75%, 01/15/53	3,369	3,518
PG&E Corporation
7.38%, 03/15/55	3,694	3,641
PPL Electric Utilities Corporation
5.00%, 05/15/33	7,236	7,236
Southern California Edison Company
5.20%, 06/01/34	3,955	3,858
Vistra Operations Company LLC
3.70%, 01/30/27 (a)	2,515	2,461
6.88%, 04/15/32 (a)	2,646	2,698
6.95%, 10/15/33 (a)	2,162	2,327
		65,032
Health Care 2.8%
Amgen Inc.
5.15%, 11/15/41	1,097	1,035
Cencora, Inc.
4.85%, 12/15/29	3,222	3,240
5.15%, 02/15/35	2,290	2,288
Centene Corporation
3.00%, 10/15/30	3,383	2,964
CVS Health Corporation
7.00%, 03/10/55	2,874	2,897
Humana Inc.
5.38%, 04/15/31	5,173	5,215
Mars, Incorporated
3.74%, 10/11/27 (g) (h)	1,200	1,167
5.20%, 03/01/35 (a)	4,980	5,007
5.65%, 05/01/45 (a)	1,777	1,782
Roche Holdings, Inc.
4.99%, 03/08/34 (a)	7,650	7,711
UnitedHealth Group Incorporated
5.88%, 02/15/53	2,979	3,017
5.63%, 07/15/54	1,530	1,501
Universal Health Services, Inc.
2.65%, 01/15/32	2,640	2,210
5.05%, 10/15/34	1,659	1,570
		41,604
Information Technology 2.8%
AppLovin Corporation
5.50%, 12/01/34	11,272	11,266
Broadcom Inc.
4.35%, 02/15/30	1,664	1,637
4.55%, 02/15/32	3,064	2,990
4.80%, 10/15/34	1,978	1,928
Cisco Systems, Inc.
5.05%, 02/26/34	3,961	4,016
Dell International L.L.C.
5.30%, 04/01/32	3,761	3,786
Foundry JV Holdco LLC
5.90%, 01/25/33 (a)	3,200	3,262
5.88%, 01/25/34 (a)	1,520	1,524
International Business Machines Corporation
5.20%, 02/10/35	7,430	7,448
Synopsys, Inc.
5.00%, 04/01/32	2,381	2,392
		40,249
Industrials 2.7%
Aircastle Limited
5.25%, 08/11/25 (a)	3,595	3,600
Boeing Company, The
7.01%, 05/01/64 (f)	1,318	1,430
Deere & Company
5.45%, 01/16/35	4,078	4,224
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,625	3,629
Element Fleet Management Corp.
5.04%, 03/25/30 (a)	2,841	2,844
Ferguson Enterprises Inc.
5.00%, 10/03/34	1,821	1,774
GXO Logistics Inc.
6.50%, 05/06/34	4,646	4,760
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	2,397	2,428
5.75%, 01/15/35	1,508	1,520
Onesky Flight, LLC
8.88%, 12/15/29 (a)	754	768
Regal Rexnord Corporation
6.05%, 02/15/26 (f)	2,477	2,496
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	2,976	3,084
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)	895	912
Uber Technologies, Inc.
5.35%, 09/15/54	1,390	1,303
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (a)	2,340	2,302
XPO, Inc.
6.25%, 06/01/28 (a)	2,506	2,533
		39,607
Energy 2.6%
Apa Corp.
6.75%, 02/15/55 (a)	3,268	3,193
Blue Racer Midstream, LLC
7.00%, 07/15/29 (a)	910	930
Energy Transfer LP
6.50%, (100, 08/15/26) (d)	565	565
6.75%, (100, 05/15/25) (d)	4,089	4,091
7.13%, (100, 05/15/30) (d)	2,573	2,602
8.00%, 05/15/54	2,934	3,084
Enlink Midstream, LLC
5.65%, 09/01/34	1,714	1,729
EQM Midstream Partners, LP
6.38%, 04/01/29 (a)	813	829
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (a)	1,886	1,933
6.88%, 05/15/34 (a)	1,520	1,432
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	1,600	1,612
8.38%, 02/15/32 (a)	1,590	1,595
Raizen Fuels Finance S.A.
6.70%, 02/25/37 (a)	4,465	4,470
Targa Resources Partners LP
4.88%, 02/01/31	1,897	1,858
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (d)	6,625	6,270

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Western Midstream Operating, LP
5.45%, 11/15/34	2,488	2,433
		38,626
Materials 2.4%
Anglo American Capital PLC
5.75%, 04/05/34 (a)	4,061	4,119
6.00%, 04/05/54 (a)	1,383	1,369
Celanese US Holdings LLC
6.60%, 11/15/28 (b) (f) (i)	2,002	2,066
6.80%, 11/15/30 (b) (f) (i)	2,923	3,030
6.63%, 07/15/32 (f) (i)	2,546	2,615
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (a)	1,201	1,219
Corporacion Nacional del Cobre de Chile
6.78%, 01/13/55 (a)	2,464	2,548
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	886	885
8.63%, 06/01/31 (a)	1,640	1,678
8.00%, 03/01/33 (a)	1,040	1,055
Glencore Funding LLC
5.19%, 04/01/30 (a)	848	854
5.63%, 04/04/34 (a)	5,090	5,108
5.67%, 04/01/35 (a)	3,447	3,459
Mineral Resources Limited
9.25%, 10/01/28 (a)	1,988	1,986
Newmont Corporation
5.35%, 03/15/34	2,849	2,878
		34,869
Consumer Discretionary 2.3%
Amazon.com, Inc.
3.10%, 05/12/51	1,840	1,249
Carnival Corporation
4.00%, 08/01/28 (a)	1,652	1,581
6.13%, 02/15/33 (a)	1,823	1,796
Hyatt Hotels Corporation
5.75%, 03/30/32	2,330	2,342
Hyundai Capital America
5.80%, 06/26/25 (a)	3,770	3,778
5.37%, (SOFR + 1.04%), 06/24/27 (a) (b)	4,450	4,456
Macy's Retail Holdings, LLC
5.88%, 03/15/30 (a)	1,101	1,043
6.13%, 03/15/32 (a)	562	515
MCE Finance Limited
5.38%, 12/04/29 (a)	2,055	1,888
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	1,040	1,045
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	3,810	3,924
4.63%, 04/06/31 (a)	2,300	1,959
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (a)	1,480	1,455
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	78	78
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,854	1,483
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	4,402	4,398
		32,990
Consumer Staples 2.0%
Ashtead Capital, Inc.
5.80%, 04/15/34 (a)	4,176	4,197
B.A.T Capital Corporation
5.35%, 08/15/32	3,730	3,749
5.63%, 08/15/35	3,730	3,747
JBS USA Lux S.A.
7.25%, 11/15/53	10,715	12,091
Marb Bondco PLC
3.95%, 01/29/31 (a)	3,470	2,993
Trustees of Columbia University In The City of New York, The
4.36%, 10/01/35	2,267	2,160
		28,937
Communication Services 0.6%
Cox Communications, Inc.
5.95%, 09/01/54 (a)	4,378	4,057
Meta Platforms, Inc.
5.40%, 08/15/54	3,512	3,440
5.55%, 08/15/64	1,908	1,879
		9,376
Real Estate 0.3%
GLP Financing, LLC
5.75%, 06/01/28	343	349
VICI Properties Inc.
3.75%, 02/15/27 (a)	1,679	1,644
VICI Properties L.P.
5.63%, 04/01/35	2,800	2,787
		4,780
Total Corporate Bonds And Notes (cost $693,192)		694,319
GOVERNMENT AND AGENCY OBLIGATIONS 39.4%
Mortgage-Backed Securities 24.5%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 12/01/51	11,234	9,454
3.00%, 05/01/34 - 06/01/52	13,734	12,115
2.00%, 04/01/36 - 06/01/52	25,266	21,181
3.50%, 08/01/37 - 03/01/52	12,832	11,860
4.00%, 10/01/37 - 04/01/53	17,359	16,350
5.00%, 02/01/38 - 11/01/54	20,095	19,733
4.50%, 07/01/38 - 09/01/52	16,475	15,936
5.50%, 10/01/53 - 09/01/54	27,996	27,967
6.00%, 11/01/53 - 03/01/54	11,285	11,477
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/52	23,166	19,959
3.00%, 04/01/31 - 05/01/53	26,078	23,202
5.00%, 06/01/35 - 04/01/53	10,846	10,692
2.00%, 10/01/35 - 05/01/52	48,759	39,159
4.00%, 10/01/37 - 07/01/52	11,804	11,195
4.50%, 05/01/38 - 08/01/53	18,159	17,507
TBA, 5.00%, 04/15/40 (j)	620	623
3.50%, 11/01/42 - 11/01/54	14,831	13,512
5.50%, 02/01/53	2,844	2,855
6.00%, 10/01/53	2,798	2,846
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/55	7,889	7,775
3.50%, 06/20/43 - 05/20/52	8,913	8,244
4.00%, 05/20/44 - 04/20/53	7,878	7,440
3.00%, 07/20/45 - 06/20/52	14,038	12,493
4.50%, 12/20/48 - 06/20/53	14,471	13,958
2.50%, 08/20/50 - 04/20/52	17,787	15,190
2.00%, 10/20/51 - 01/20/52	6,455	5,284
		358,007
U.S. Treasury Note 8.6%
Treasury, United States Department of
4.63%, 04/30/29 - 09/30/30	11,400	11,719
4.88%, 10/31/30	3,750	3,911
4.13%, 07/31/31	20,910	20,995
1.38%, 11/15/31	14,001	11,822
2.88%, 05/15/32	45,388	41,991
3.50%, 02/15/33	6,755	6,470
3.88%, 08/15/33	16,073	15,752
4.50%, 11/15/33	3,750	3,840
4.38%, 05/15/34	9,565	9,697
		126,197
U.S. Treasury Bond 4.9%
Treasury, United States Department of
3.75%, 08/15/41	10,898	9,931
3.13%, 11/15/41	11,200	9,356
4.13%, 08/15/44	19,330	18,113
2.50%, 02/15/45 - 02/15/46	30,418	21,723
3.00%, 02/15/48	16,488	12,567
		71,690
Sovereign 0.9%
Gobierno Federal de los Estados Unidos Mexicanos
6.88%, 05/13/37	1,412	1,450

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Ministerul Finantelor Publice
7.50%, 02/10/37 (a)	8,080	8,238
Ministry of Finance
5.38%, 02/19/30	3,238	3,256
		12,944
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (k)	7,104	6,032
Municipal 0.1%
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.84%, 11/01/46	1,855	1,336
Total Government And Agency Obligations (cost $622,806)		576,206
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.5%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,642	3,460
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	1,335	1,339
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,199
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 6.77%, (1 Month Term SOFR + 2.45%), 08/15/39 (b)	2,167	2,160
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (b)	4,710	3,837
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,811
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (b)	357	318
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	4,134	4,153
Dell Equipment Finance Trust 2023-3
Series 2023-A2-3, 6.10%, 06/23/25	329	329
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	5,448	5,503
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	4,000	4,026
Dryden 123 CLO Ltd
Series 2025-A1-123A, 0.00%, (3 Month Term SOFR + 1.15%), 04/15/38 (b)	6,500	6,486
Elmwood CLO 38 Ltd
Series 2025-A-1A, 5.43%, (3 Month Term SOFR + 1.15%), 04/22/38 (b)	5,250	5,216
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A3-2, 5.05%, 07/20/26	386	386
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	2,259	2,265
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,834
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,413
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	2,691	2,690
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	5,550	4,760
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	2,332	2,334
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (b)	3,622	3,586
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	718	701
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	786	765
Houston Galleria Mall Trust 2025-HGLR
Series 2025-A-HGLR, REMIC, 5.46%, 02/07/35 (b)	3,137	3,167
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	1,223	1,226
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	2,295	2,118
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	1,700	1,704
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,774
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.95%, 01/25/29 (b)	305	286
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (b)	4,893	4,156
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.68%, 10/25/26 (b)	138	134
KKR CLO 54 LTD
Series 2024-A-54A, 5.64%, (3 Month Term SOFR + 1.32%), 01/15/38 (b)	6,500	6,480
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 4.87%, 10/13/33	2,500	2,474
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,569
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	450	448
MVW 2024-2 LLC
Series 2024-A-2A, 4.43%, 03/20/42	6,330	6,266
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 5.96%, 03/15/29 (b)	5,013	5,007
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 4.92%, (1 Month Term SOFR + 0.60%), 10/15/36 (b)	3,259	3,239
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.08%, 02/14/30 (b)	1,340	1,347
Series 2025-B-SHRE, REMIC, 5.44%, 02/14/30 (b)	660	662
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	2,039	2,039
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (b)	2,411	1,967
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	353	353
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	1,971	1,977
TCW CLO 2025-1 LTD
Series 2025-A-1A, 5.49%, (3 Month Term SOFR + 1.19%), 04/20/38 (b)	6,950	6,949
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (b)	987	839
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	1,040	1,041
Total Non-U.S. Government Agency Asset-Backed Securities (cost $127,660)		123,793
SENIOR FLOATING RATE INSTRUMENTS 3.8%
Communication Services 1.2%
Charter Communications Operating, LLC
2023 Term Loan B4, 6.31%, (3 Month Term SOFR + 2.00%), 12/02/30 (b)	3,116	3,099
Cimpress Public Limited Company
2024 Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 05/17/28 (b)	2,513	2,454
Endeavor Group Holdings Inc
Term Loan, 0.00%, (SOFR + 3.00%), 01/28/32 (b) (l)	1,377	1,375
Flutter Financing B.V.
2024 Term Loan B, 6.08%, (3 Month Term SOFR + 1.75%), 11/30/30 (b)	6,878	6,833
Six Flags Entertainment Corporation
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 04/18/31 (b)	2,605	2,595
UFC Holdings, LLC
2024 Term Loan B, 6.58%, (3 Month Term SOFR + 2.25%), 11/13/31 (b)	1,637	1,632
		17,988

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 6.07%, (1 Month Term SOFR + 1.75%), 09/23/30 (b)	222	220
First Brands Group, LLC
2021 Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 03/22/27 (b)	516	478
2022 Incremental Term Loan, 9.55%, (3 Month Term SOFR + 5.00%), 03/30/27 (b)	5,025	4,655
PCI Gaming Authority
Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 05/15/26 (b)	2,722	2,693
		8,046
Industrials 0.5%
Air Canada
2024 Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/14/31 (b)	2,452	2,419
Grant Thornton Advisors LLC
2025 Term Loan B, 7.06%, (SOFR + 2.75%), 05/30/31 (b)	544	541
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 2.75%), 06/02/31 (b) (l)	66	66
Stonepeak Nile Parent LLC
Term Loan, 0.00%, (SOFR + 2.75%), 02/03/32 (b) (l)	2,091	2,081
Vista Mgmt Holding Inc
Term Loan, 0.00%, (SOFR + 3.75%), 03/27/31 (b) (l)	2,631	2,612
		7,719
Financials 0.4%
Delos Aircraft Designated Activity Co
Term Loan, 6.08%, (3 Month Term SOFR + 1.75%), 10/14/27 (b)	2,291	2,290
Jane Street Group, LLC
2024 Term Loan B1, 6.31%, (3 Month Term SOFR + 2.00%), 12/10/31 (b)	4,078	4,026
		6,316
Materials 0.4%
Berry Global, Inc.
2023 Term Loan AA, 6.19%, (1 Month Term SOFR + 1.75%), 07/01/29 (b)	2,377	2,375
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.67%, (1 Month Term SOFR + 4.25%), 03/09/29 (b)	950	909
Staples, Inc.
2024 Term Loan B, 10.04%, (3 Month Term SOFR + 5.75%), 08/22/29 (b)	3,408	3,020
		6,304
Information Technology 0.3%
Sandisk Corp
Term Loan B, 7.33%, (3 Month Term SOFR + 3.00%), 12/12/31 (b)	3,053	3,003
SS&C Technologies Inc.
2024 Term Loan B8, 6.32%, (1 Month Term SOFR + 2.00%), 05/09/31 (b)	1,907	1,905
		4,908
Utilities 0.3%
Vistra Zero Operating Company, LLC
Term Loan B, 6.32%, (1 Month Term SOFR + 2.00%), 03/20/31 (b)	4,102	3,952
Health Care 0.1%
Concentra Health Services Inc
Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 06/26/31 (b)	982	979
Total Senior Floating Rate Instruments (cost $57,145)		56,212
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 4.20% (m) (n)	18,699	18,699
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (m) (n)	96	96
Total Short Term Investments (cost $18,795)		18,795
Total Investments 100.4% (cost $1,519,598)		1,469,325
Other Derivative Instruments (0.0)%		(31)
Other Assets and Liabilities, Net (0.4)%		(5,478)
Total Net Assets 100.0%		1,463,816

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $247,004 and 16.9% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Convertible security.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $623.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	23,573	191,322	196,196	268	—	—	18,699	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/PPM America Total Return Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.30% - Class SL	7,650	35,528	43,082	67	—	—	96	—
	31,223	226,850	239,278	335	—	—	18,795	1.3

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,167	0.1
Morgan Stanley Bank, National Association, 5.20%, 05/26/28	05/28/24	3,835	3,846	0.2
		5,035	5,013	0.3

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	19	June 2025	2,113	—	—
United States 2 Year Note	692	July 2025	142,931	(7)	432
United States 5 Year Note	1,394	July 2025	149,828	(44)	942
United States Long Bond	48	June 2025	5,665	2	(36)
United States Ultra Bond	298	June 2025	36,748	114	(317)
				65	1,021
Short Contracts
United States 10 Year Ultra Bond	(1,027)	June 2025	(116,641)	(96)	(565)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	693,152	1,167	694,319
Government And Agency Obligations	—	576,206	—	576,206
Non-U.S. Government Agency Asset-Backed Securities	—	123,793	—	123,793
Senior Floating Rate Instruments	—	56,212	—	56,212
Short Term Investments	18,795	—	—	18,795
	18,795	1,449,363	1,167	1,469,325
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,374	—	—	1,374
	1,374	—	—	1,374
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(918)	—	—	(918)
	(918)	—	—	(918)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 19.1%
A. O. Smith Corporation	11	713
AAR Corp. (a)	4	225
ABM Industries Incorporated	10	492
ACCO Brands Corporation	3	14
Acuity Brands, Inc.	3	867
Advanced Drainage Systems, Inc.	3	326
Air Lease Corporation - Class A	14	685
Air Transport Services Group, Inc. (a)	3	78
Alamo Group Inc.	—	48
Alaska Air Group, Inc. (a)	17	845
Albany International Corp. - Class A	1	57
Alight, Inc. - Class A	56	332
Allegiant Travel Company	4	190
Allison Systems, Inc.	10	922
Amentum Holdings, Inc. (a)	2	33
American Airlines Group Inc. (a)	27	286
American Woodmark Corporation (a)	3	157
API Group Corporation (a)	11	392
Apogee Enterprises, Inc.	4	165
Applied Industrial Technologies, Inc.	2	427
Arcbest Corporation	4	287
Arcosa, Inc.	5	354
Armstrong World Industries, Inc.	3	358
Astec Industries, Inc.	1	20
Atkore Inc.	4	258
Axon Enterprise, Inc. (a)	—	52
Beacon Roofing Supply, Inc. (a)	6	799
BlueLinx Holdings Inc. (a)	—	19
Boise Cascade Company	6	614
Booz Allen Hamilton Holding Corporation - Class A	6	654
Brady Corporation - Class A	4	305
BrightView Holdings, Inc. (a)	2	28
Brink's Company, The	1	76
Broadridge Financial Solutions, Inc.	4	1,031
BWXT Government Group, Inc.	4	377
Caci International Inc. - Class A (a)	2	701
CBIZ, Inc. (a)	1	48
Chart Industries, Inc. (a)	2	300
Clarivate PLC (a)	53	209
Clean Harbors, Inc. (a)	2	418
Comfort Systems USA, Inc.	1	313
Concentrix Corporation	12	641
Conduent Incorporated (a)	5	13
Copart, Inc. (a)	15	841
Core & Main, Inc. - Class A (a)	8	392
CoreCivic, Inc. (a)	21	417
Crane Company	3	406
CSG Systems International, Inc.	5	294
Curtiss-Wright Corporation	2	640
Dayforce, Inc. (a)	1	62
Deluxe Corporation	1	19
DNOW Inc. (a)	20	339
Donaldson Company, Inc.	9	576
Dun & Bradstreet Holdings, Inc.	31	274
Dycom Industries, Inc. (a)	2	329
EMCOR Group, Inc.	3	1,004
EnerSys	5	433
Enpro Inc.	—	50
Equifax Inc.	4	884
ESAB Corporation	3	322
Everus Construction Group, Inc. (a)	4	151
ExlService Holdings, Inc. (a)	1	67
Federal Signal Corporation	1	50
Flowserve Corporation	10	494
Fluor Corporation (a)	16	563
Fortune Brands Innovations, Inc.	15	908
Forward Air Corporation (a)	11	226
Franklin Electric Co., Inc.	3	264
FTAI Aviation Ltd.	—	55
FTI Consulting, Inc. (a)	3	425
Gates Industrial Corporation PLC (a)	22	398
GATX Corporation	3	483
Generac Holdings Inc. (a)	4	539
Genpact Limited	17	873
GEO Group, Inc., The (a)	23	675
Gibraltar Industries, Inc. (a)	1	46
Global Industrial Company	1	15
GMS Inc. (a)	5	331
Graco Inc.	8	664
GrafTech International Ltd. (a)	15	13
Granite Construction Incorporated	5	351
Griffon Corporation	1	52
GXO Logistics Inc. (a)	14	554
H&E Equipment Services, Inc.	1	53
Hayward Holdings, Inc. (a)	3	48
Healthcare Services Group, Inc. (a)	2	20
HEICO Corporation	2	543
Herc Holdings Inc.	2	287
Hexcel Corporation	7	398
Hillenbrand, Inc.	9	211
HNI Corporation	5	244
Hub Group, Inc. - Class A	11	395
Hubbell Incorporated	2	736
Hyster-Yale, Inc. - Class A	—	14
ICF International, Inc.	—	42
IDEX Corporation	4	750
Ingersoll Rand Inc.	10	838
Insperity, Inc.	3	240
ITT Inc.	5	670
JBT Marel Corporation	1	63
JELD-WEN Holding, Inc. (a)	15	92
JetBlue Airways Corporation (a)	106	511
KBR, Inc.	10	490
Kelly Services, Inc. - Class A	2	21
Kennametal Inc.	16	334
Kforce Inc.	1	25
Kirby Corporation (a)	4	413
Korn Ferry	6	410
Landstar System, Inc.	5	682
Lennox International Inc.	1	626
Leonardo DRS, Inc.	4	148
Lincoln Electric Holdings, Inc.	3	628
Lyft, Inc. - Class A (a)	36	428
Manitowoc Company, Inc., The (a)	2	13
Marten Transport, Ltd.	2	23
MasTec, Inc. (a)	5	642
Masterbrand, Inc. (a)	20	259
Matson Intermodal - Paragon, Inc.	5	634
Matthews International Corporation - Class A	1	19
Maximus, Inc.	8	526
Mercury Systems, Inc. (a)	1	56
Middleby Corporation, The (a)	4	665
Millerknoll, Inc.	13	244
Mine Safety Appliances Company, LLC	2	249
MOOG Inc. - Class A	2	404
MRC Global Inc. (a)	3	39
MSC Industrial Direct Co., Inc. - Class A	7	535
Mueller Industries, Inc.	8	592
Mueller Water Products, Inc. - Class A	2	52
MYR Group Inc. (a)	—	53
Nordson Corporation	3	519
Nvent Electric Public Limited Company	10	531
Openlane, Inc. (a)	14	273
Oshkosh Corporation	10	949
Parsons Corporation (a)	3	152
Paycom Software, Inc.	2	333
Pentair Public Limited Company	10	887
Plug Power Inc. (a) (b)	135	183
Primoris Services Corporation	5	302
RBC Bearings Incorporated (a)	1	312
Regal Rexnord Corporation	7	832
Resideo Technologies, Inc. (a)	17	292
REV Group, Inc.	2	49
Rollins, Inc.	8	411
Rush Enterprises, Inc. - Class A	8	439
RXO Inc (a)	16	297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Ryder System, Inc.	5	744
Saia, Inc. (a)	1	331
Schneider National, Inc. - Class B	9	195
Science Applications International Corporation	6	727
Sensata Technologies Holding PLC	24	588
Simpson Manufacturing Co., Inc.	2	383
SiteOne Landscape Supply, Inc. (a)	2	300
SkyWest, Inc. (a)	5	463
Spirit AeroSystems Holdings, Inc. - Class A (a)	11	386
SPX Technologies, Inc. (a)	—	45
SS&C Technologies Holdings, Inc.	12	1,040
StandardAero, Inc. (a)	1	15
Steelcase Inc. - Class A	14	158
Sunrun Inc. (a)	39	228
Terex Corporation	8	318
Tetra Tech, Inc.	12	347
The AZEK Company Inc. - Class A (a)	1	58
The Greenbrier Companies, Inc.	6	316
The Timken Company	8	552
Titan Machinery Inc. (a)	1	18
Toro Company, The	8	617
TransUnion	8	643
Trex Company, Inc. (a)	5	266
Trinet Group, Inc.	4	291
Trinity Industries, Inc.	10	283
TrueBlue, Inc. (a)	3	14
TTEC Holdings, Inc.	5	15
Tutor Perini Corporation (a)	2	53
UFP Industries, Inc.	7	710
U-Haul Holding Company - Series N	7	435
UL Solutions Inc. - Class A	—	27
Unifirst Corporation	2	336
V2X, Inc. (a)	1	31
Valmont Industries, Inc.	2	473
Veralto Corporation	4	438
Verisk Analytics, Inc.	5	1,413
Vertiv Holdings Co - Class A	1	84
Vestis Corporation	36	355
Wabash National Corporation	12	135
Watsco, Inc.	2	940
Watts Water Technologies, Inc. - Class A	2	334
Werner Enterprises, Inc.	15	432
WESCO International, Inc.	5	811
Willscot Holdings Corporation - Class A	10	274
Woodward, Inc.	3	636
Worthington Industries, Inc.	4	214
XPO, Inc. (a)	3	371
Xylem Inc.	6	728
Zurn Elkay Water Solutions Corporation	2	56
		71,361
Financials 17.4%
Affiliated Managers Group, Inc.	5	894
AGNC Investment Corp.	75	720
Ameris Bancorp	6	332
Apollo Commercial Real Estate Finance, Inc.	23	220
Apollo Global Management, Inc.	3	448
Arbor Realty Trust, Inc. (b)	26	302
Ares Management Corporation - Class A	2	327
Artisan Partners Asset Management Inc. - Class A	7	288
Associated Banc-Corp	23	511
Assurant, Inc.	4	892
Atlantic Union Bank	8	262
Axos Financial, Inc. (a)	1	54
B. Riley & Co., LLC (b)	4	16
Bank of Hawaii Corporation	4	286
Bank OZK	14	600
BankUnited, Inc.	17	593
Banner Corporation	4	260
BGC Group, Inc. - Class A	29	267
Blackstone Mortgage Trust, Inc. - Class A	34	686
Blue Owl Capital Inc. - Class A	1	18
BOK Financial Corporation	2	246
Bread Financial Payments, Inc.	16	809
Brighthouse Financial, Inc. (a)	6	368
Brightsphere Investment Group Inc.	1	22
BrightSpire Capital, Inc - Class A	3	15
Brown & Brown, Inc.	7	868
Cadence Bank	19	566
Cathay General Bancorp	8	325
Chimera Investment Corporation	13	168
Claros Mortgage Trust, Inc.	7	25
CNO Financial Group, Inc.	16	684
Cohen & Steers, Inc.	2	138
Coinbase Global, Inc. - Class A (a)	3	523
Columbia Banking System, Inc.	16	388
Columbia Financial, Inc. (a)	1	15
Commerce Bancshares, Inc.	7	436
Community Financial System, Inc.	4	249
Credit Acceptance Corporation (a)	1	398
Cullen/Frost Bankers, Inc.	4	523
CVB Financial Corp.	16	289
DigitalBridge Group, Inc. - Class A	34	302
Eagle Bancorp, Inc.	1	24
East West Bancorp, Inc.	10	929
Eastern Bankshares, Inc.	14	237
Employers Holdings, Inc.	1	28
Enact Holdings, Inc.	3	107
Encore Capital Group, Inc. (a)	3	110
Enova International, Inc. (a)	1	66
Equitable Holdings, Inc.	26	1,353
Erie Indemnity Company - Class A	1	312
Essent Group Ltd.	10	557
Euronet Worldwide, Inc. (a)	4	476
Evercore Inc. - Class A	3	697
F&G Annuities & Life, Inc.	1	48
F.N.B. Corporation	47	635
FactSet Research Systems Inc.	1	495
Federated Hermes, Inc. - Class B	11	461
First Citizens BancShares, Inc. - Class A	—	662
First Financial Bancorp.	9	236
First Financial Bankshares, Inc.	1	50
First Hawaiian, Inc.	16	382
First Horizon Corporation	57	1,113
First Interstate BancSystem, Inc. - Class A	13	362
First Merchants Corporation	1	42
FirstCash, Inc.	4	521
Flagstar Financial, Inc.	97	1,123
Fulton Financial Corporation	19	337
Genworth Financial, Inc. - Class A (a)	74	523
Glacier Bancorp, Inc.	9	392
Globe Life Inc.	9	1,222
Guild Holdings Company - Class A (a)	1	17
Hancock Whitney Corporation	9	493
Hanover Insurance Group Inc, The	4	767
Hilltop Holdings Inc.	8	245
Home BancShares, Inc.	17	493
Hope Bancorp, Inc.	17	177
Houlihan Lokey, Inc. - Class A	2	377
Independent Bank Corp.	5	309
Interactive Brokers Group, Inc. - Class A	1	165
International Bancshares Corporation	5	284
Jack Henry & Associates, Inc.	4	782
Jackson Financial Inc. - Class A (c)	12	1,020
Janus Henderson Group PLC	20	710
KKR Real Estate Finance Trust Inc.	2	20
Ladder Capital Corp - Class A	16	179
Loandepot, Inc. - Class A (a)	11	13
LPL Financial Holdings Inc.	4	1,174
MarketAxess Holdings Inc.	1	317
Mercury General Corporation	4	200
MFA Financial, Inc.	19	192
MGIC Investment Corporation	34	843
Moelis & Company - Class A	6	349
Morningstar, Inc.	1	222
Mr. Cooper Group Inc. (a)	6	676
MSCI Inc. - Class A	2	860
Navient Corporation	17	221
NCR Atleos Corporation (a)	2	41
Nelnet, Inc. - Class A	1	136

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
New York Mortgage Trust, Inc.	3	20
NMI Holdings, Inc. - Class A (a)	2	55
Northwest Bancshares, Inc.	3	35
OceanFirst Financial Corp.	2	26
Old National Bancorp	30	633
Pacific Premier Bancorp, Inc.	13	275
Paysafe Limited (a)	1	19
PennyMac Financial Services, Inc.	4	387
PennyMac Mortgage Investment Trust	17	243
Pinnacle Financial Partners, Inc.	6	604
Piper Sandler Companies	—	60
PRA Group, Inc. (a)	1	22
Primerica, Inc.	2	705
PROG Holdings, Inc.	9	233
Prosperity Bancshares, Inc.	10	744
Provident Financial Services, Inc.	3	43
Radian Group Inc.	19	613
Ready Capital Corporation (b)	8	39
Reinsurance Group of America, Incorporated	4	704
Renasant Corporation	7	237
RITHM Capital Corp.	84	966
RLI Corp.	5	369
Robinhood Markets, Inc. - Class A (a)	21	863
Rocket Companies, Inc. - Class A (a) (b)	4	45
Sandy Spring Bancorp, Inc.	1	32
SEI Investments Company	12	949
Selective Insurance Group, Inc.	5	427
Simmons First National Corporation - Class A	14	281
SLM Corporation	40	1,182
SoFi Technologies, Inc. (a)	35	404
Southstate Corporation	9	831
Starwood Property Trust, Inc.	48	944
Stewart Information Services Corporation	4	307
Stifel Financial Corp.	6	602
StoneX Group Inc. (a)	1	90
Synovus Financial Corp.	14	653
Texas Capital Bancshares, Inc. (a)	4	314
TFS Financial Corporation	4	50
The Carlyle Group, Inc.	14	619
The Western Union Company	94	1,000
Toast, Inc. - Class A (a)	2	52
TowneBank	1	34
TPG Inc. - Class A	3	124
Tradeweb Markets Inc. - Class A	2	360
Trustmark Corporation	7	236
Two Harbors Investment Corp.	17	227
UMB Financial Corporation	3	333
United Bankshares, Inc.	13	445
United Community Banks, Inc.	11	312
UWM Holdings Corporation - Class A	3	14
Valley National Bancorp	74	656
Victory Capital Holdings, Inc. - Class A	1	44
Virtu Financial, Inc. - Class A	12	466
Voya Financial, Inc.	9	621
WAFD, Inc.	10	290
Walker & Dunlop, Inc.	3	293
Webster Financial Corporation	18	942
WesBanco, Inc.	7	219
Western Alliance Bancorporation	8	605
Wex, Inc. (a)	2	315
White Mountains Insurance Group Ltd	—	489
Wintrust Financial Corporation	5	531
World Acceptance Corporation (a)	—	16
WSFS Financial Corporation	1	63
Zurich American Corporation	8	527
		64,954
Consumer Discretionary 14.0%
1-800-Flowers.com, Inc. - Class A (a) (b)	3	16
Abercrombie & Fitch Co. - Class A (a)	3	234
Academy Sports & Outdoors, Inc.	13	579
Acushnet Holdings Corp.	3	203
Adient Public Limited Company (a)	28	366
ADT, Inc.	62	503
Adtalem Global Education Inc. (a)	5	464
A-Mark Precious Metals, Inc.	1	27
American Axle & Manufacturing Holdings, Inc. (a)	8	33
American Eagle Outfitters, Inc.	29	335
Aramark	21	715
Asbury Automotive Group, Inc. (a)	3	679
AutoZone, Inc. (a)	—	1,517
Bath & Body Works, Inc.	22	659
Beazer Homes USA, Inc. (a)	2	33
Birkenstock Holding PLC (a)	1	39
Bloomin' Brands, Inc.	5	39
Boyd Gaming Corporation	7	429
Bright Horizons Family Solutions, Inc. (a)	2	279
Brunswick Corporation	12	633
Burlington Stores, Inc. (a)	2	560
Caesars Entertainment, Inc. (a)	19	474
Caleres, Inc.	3	51
Camping World Holdings, Inc. - Class A	1	14
Capri Holdings Limited (a)	36	712
Carter's, Inc.	10	421
Cavco Industries, Inc. (a)	—	81
Century Communities, Inc.	6	371
Chegg, Inc. (a)	20	13
Chipotle Mexican Grill, Inc. (a)	14	729
Choice Hotels International, Inc.	—	35
Churchill Downs Incorporated	3	301
Columbia Sportswear Company	5	395
Contextlogic Inc. - Class A (a)	2	14
Coupang, Inc. - Class A (a)	13	286
Cracker Barrel Old Country Store, Inc.	9	341
Cricut, Inc. - Class A	3	14
Crocs, Inc. (a)	4	463
Dana Incorporated	36	476
Deckers Outdoor Corporation (a)	5	578
Designer Brands Inc. - Class A (b)	7	25
Dillard's, Inc. - Class A (b)	1	188
DK Crown Holdings Inc. - Class A (a)	1	36
Domino's Pizza, Inc.	2	919
DoorDash, Inc. - Class A (a)	5	914
Dorman Products, Inc. (a)	2	253
ETSY, Inc. (a)	9	439
Five Below, Inc. (a)	4	299
Floor & Decor Holdings, Inc. - Class A (a)	3	272
Fox Factory Holding Corp. (a)	2	58
GameStop Corp. - Class A (a)	17	388
Genesco Inc. (a)	1	20
Gentex Corporation	32	756
Gentherm Incorporated (a)	5	122
G-III Apparel Group, Ltd. (a)	11	292
Gopro Inc. - Class A (a)	20	13
Graham Holdings Co., Ltd. - Class B	—	342
Grand Canyon Education, Inc. (a)	3	519
Green Brick Partners, Inc. (a)	1	48
Group 1 Automotive, Inc.	3	1,093
Guess ?, Inc. (b)	8	93
H & R Block, Inc.	8	423
Hanesbrands Inc. (a)	94	542
Harley-Davidson, Inc.	24	610
Hasbro, Inc.	17	1,067
Helen of Troy Limited (a)	7	363
Hilton Grand Vacations Inc. (a)	8	318
Hyatt Hotels Corporation - Class A	2	278
Installed Building Products, Inc.	—	56
International Game Technology PLC	20	319
iRobot Corporation (a)	6	16
Jack in the Box Inc.	6	150
KB Home	10	581
Kontoor Brands, Inc.	4	234
Laureate Education, Inc. - Class A (a)	17	352
La-Z-Boy Incorporated	8	323
LCI Industries	4	385
Leggett & Platt, Incorporated	44	346
Levi Strauss & Co. - Class A	9	136
LGI Homes, Inc. (a)	4	255
Life Time Group Holdings, Inc. (a)	4	116
Light & Wonder, Inc. (a)	4	322

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Lucid Group, Inc. (a)	78	189
M/I Homes, Inc. (a)	4	412
MarineMax, Inc. (a)	1	22
Marriott Vacations Worldwide Corporation	8	489
Mattel, Inc. (a)	27	518
Meritage Homes Corporation	11	787
Modine Manufacturing Company (a)	1	48
Monro, Inc.	3	37
Murphy USA Inc.	2	1,045
National Vision Holdings, Inc. (a)	5	62
Newell Brands Inc.	93	579
Nordstrom, Inc.	20	484
ODP Corporation, The (a)	10	138
Ollie's Bargain Outlet Holdings, Inc. (a)	4	457
Oxford Industries, Inc.	1	44
Patrick Industries, Inc.	4	364
PENN Entertainment, Inc. (a)	31	513
Petco Health And Wellness Company, Inc. - Class A (a)	10	30
Phinia Inc.	9	363
Polaris Inc.	15	632
Pool Corporation	2	635
Red Rock Resorts, Inc. - Class A	3	144
RH (a)	1	215
Royal Caribbean Cruises Ltd.	4	796
Sabre Corporation (a)	84	236
Sally Beauty Holdings, Inc. (a)	23	208
Service Corporation International	8	660
SharkNinja, Inc. (a)	3	245
Signet Jewelers Limited	7	406
Six Flags Entertainment Corporation (a)	1	36
Skechers U.S.A., Inc. - Class A (a)	12	675
Skyline Champion Corporation (a)	3	323
Sleep Number Corporation (a) (b)	2	15
Smith & Wesson Brands, Inc.	2	18
Somnigroup International Inc. (b)	10	621
Sonic Automotive, Inc. - Class A	4	226
Sonos, Inc. (a)	5	55
Standard Motor Products, Inc.	1	14
Steven Madden, Ltd.	9	253
Strategic Education, Inc.	2	200
Stride, Inc. (a)	—	51
Sturm, Ruger & Company, Inc.	1	25
Taylor Morrison Home II Corporation - Class A (a)	18	1,072
Texas Roadhouse, Inc. - Class A	3	531
The Buckle, Inc.	5	193
The Wendy's Company	20	287
Thor Industries, Inc.	9	689
TopBuild Corp. (a)	2	492
Topgolf Callaway Brands Corp. (a)	36	238
Travel + Leisure Co.	11	502
TRI Pointe Homes Holdings, Inc. (a)	18	565
Ulta Beauty, Inc. (a)	3	962
Under Armour, Inc. - Class A (a)	62	389
United Parks And Resorts Inc. (a) (b)	4	168
Upbound Group, Inc.	9	219
Urban Outfitters, Inc. (a)	11	565
Vail Resorts, Inc.	3	547
Valvoline, Inc. (a)	10	339
Victoria's Secret & Co. (a)	16	305
Visteon Corporation (a)	4	304
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Wayfair Inc. - Class A (a)	1	28
Williams-Sonoma, Inc.	6	1,007
Winnebago Industries, Inc.	8	285
Wolverine World Wide, Inc.	3	45
Wyndham Hotels & Resorts, Inc.	6	543
Wynn Resorts, Limited	4	309
YETI Holdings, Inc. (a)	1	47
Zumiez Inc. (a)	1	17
		52,310
Information Technology 10.9%
ACI Worldwide, Inc. (a)	8	422
Adtran Holdings, Inc. (a)	4	32
Advanced Energy Industries, Inc.	3	296
Alarm.Com Holdings, Inc. (a)	1	48
Allegro Microsystems Inc. (a)	2	45
Amkor Technology, Inc.	18	322
ANSYS, Inc. (a)	3	875
AppLovin Corporation - Class A (a)	1	393
ASGN Incorporated (a)	6	396
Aurora Innovations Inc. - Class A (a)	40	266
Autodesk, Inc. (a)	4	1,075
Axcelis Technologies, Inc. (a)	1	47
Belden Inc.	3	308
Benchmark Electronics, Inc.	7	248
Bentley Systems, Incorporated - Class B	5	181
Bill Holdings, Inc. (a)	1	62
Blackbaud, Inc. (a)	1	43
CCC Intelligent Solutions Holdings Inc. (a)	6	51
Ciena Corporation (a)	17	1,035
Cirrus Logic, Inc. (a)	6	632
Cognex Corporation	13	383
Coherent Corp. (a)	11	735
CommScope Holding Company, Inc. (a)	18	94
CommVault Systems, Inc. (a)	2	264
Crane Nxt, Co.	1	41
CrowdStrike Holdings, Inc. - Class A (a)	—	79
Datadog, Inc. - Class A (a)	1	76
Diebold Nixdorf, Incorporated (a)	1	27
Diodes Incorporated (a)	7	290
DocuSign, Inc. (a)	1	74
Dolby Laboratories, Inc. - Class A	6	521
Dropbox, Inc. - Class A (a)	29	779
Dynatrace, Inc. (a)	1	59
Enphase Energy, Inc. (a)	2	104
Entegris, Inc.	6	492
EPAM Systems, Inc. (a)	3	523
ePlus inc. (a)	1	52
F5, Inc. (a)	5	1,261
Fair Isaac Corporation (a)	—	601
First Solar, Inc. (a)	4	536
Flex Ltd. (a)	27	888
Formfactor, Inc. (a)	2	44
Fortinet, Inc. (a)	11	1,033
Gartner, Inc. (a)	2	824
Globant S.A. (a)	—	39
GoDaddy Inc. - Class A (a)	6	1,142
Guidewire Software, Inc. (a)	2	332
HubSpot, Inc. (a)	—	57
Informatica Inc. - Class A (a)	4	65
Insight Enterprises, Inc. (a)	4	555
InterDigital, Inc.	2	367
IPG Photonics Corporation (a)	5	303
Itron, Inc. (a)	3	326
Knowles Corporation (a)	13	194
Lattice Semiconductor Corporation (a)	1	47
Littelfuse, Inc.	2	410
LiveRamp Holdings, Inc. (a)	11	278
Lumentum Holdings Inc. (a)	8	513
Manhattan Associates, Inc. (a)	1	205
MaxLinear, Inc. (a)	3	37
Methode Electronics, Inc.	2	15
MicroStrategy Incorporated - Class A (a)	—	43
MKS Instruments, Inc.	7	557
MongoDB, Inc. - Class A (a)	—	38
Monolithic Power Systems, Inc.	1	376
NCR Voyix Corporation (a)	26	253
NETGEAR, Inc. (a)	2	37
NetScout Systems, Inc. (a)	12	245
Nutanix, Inc. - Class A (a)	1	62
Okta, Inc. - Class A (a)	6	660
Onto Innovation Inc. (a)	—	51
OSI Systems, Inc. (a)	1	279
Palantir Technologies Inc. - Class A (a)	10	879
Palo Alto Networks, Inc. (a)	5	863
PC Connection, Inc.	2	111
Pegasystems Inc.	2	135
Photronics, Inc. (a)	2	41
Plexus Corp. (a)	3	389

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Power Integrations, Inc.	5	247
Progress Software Corporation	1	52
PTC Inc. (a)	3	403
Pure Storage, Inc. - Class A (a)	8	337
Qualys, Inc. (a)	—	57
Rackspace Technology, Inc. (a)	8	14
Rambus Inc. (a)	1	54
Ribbon Communications Inc. (a)	4	15
RingCentral, Inc. - Class A (a)	7	177
Rogers Corporation (a)	1	35
Sanmina Corporation (a)	9	705
ScanSource, Inc. (a)	1	31
Semtech Corporation (a)	6	218
ServiceNow, Inc. (a)	1	890
Silicon Laboratories Inc. (a)	5	526
Snowflake Inc. - Class A (a)	4	555
SolarWinds Corporation	1	21
Super Micro Computer, Inc. (a) (b)	12	408
Synaptics Incorporated (a)	5	328
Teledyne Technologies Incorporated (a)	2	1,028
Teradata Corporation (a)	18	395
Trimble Inc. (a)	18	1,175
TTM Technologies, Inc. (a)	15	303
Twilio Inc. - Class A (a)	13	1,229
Tyler Technologies, Inc. (a)	1	414
Ubiquiti Inc.	—	15
Uipath, Inc. - Class A (a)	4	39
Ultra Clean Holdings, Inc. (a)	1	32
Unity Software Inc. (a) (b)	21	421
Universal Display Corporation	—	68
VeriSign, Inc. (a)	3	710
ViaSat, Inc. (a)	43	446
Viavi Solutions Inc. (a)	36	401
Vishay Intertechnology, Inc.	27	433
Vontier Corporation	10	340
Wolfspeed, Inc. (a) (b)	27	82
Zebra Technologies Corporation - Class A (a)	3	981
Zoom Communications, Inc. - Class A (a)	8	591
		40,637
Real Estate 9.9%
Acadia Realty Trust	10	217
Agree Realty Corporation	6	464
Alexander & Baldwin, Inc.	7	129
American Assets Trust, Inc.	1	27
American Healthcare REIT, Inc.	2	53
American Homes 4 Rent - Class A	18	682
Americold Realty Trust, Inc.	27	587
Apple Hospitality REIT, Inc.	33	427
Brandywine Realty Trust	11	50
Brixmor Property Group Inc.	26	701
Broadstone Net Lease, Inc.	18	315
Camden Property Trust	8	928
Compass, Inc. - Class A (a)	11	92
COPT Defense Properties	12	340
CoStar Group, Inc. (a)	11	846
Cousins Properties Incorporated	21	633
Cubesmart, L.P.	12	524
Curbline Properties Corp.	5	114
Cushman & Wakefield PLC (a)	31	314
DiamondRock Alpharetta Tenant, LLC	35	268
Diversified Healthcare Trust	6	14
Douglas Emmett, Inc.	30	474
EastGroup Properties, Inc.	2	326
Empire State Realty Trust, Inc. - Class A	5	41
EPR Properties	9	488
Equity Lifestyle Properties, Inc.	7	476
Essential Properties Realty Trust, Inc.	2	79
Essex Property Trust, Inc.	4	1,190
eXp World Holdings, Inc.	13	122
Extra Space Storage Inc.	5	703
Federal Realty Investment Trust	6	574
First Industrial Realty Trust, Inc.	7	395
Forestar Group Inc. (a)	1	18
Gaming and Leisure Properties, Inc.	16	823
Global Net Lease, Inc.	28	227
Healthcare Realty Trust Incorporated - Class A	49	821
Healthpeak OP, LLC	56	1,135
Highwoods Properties, Inc.	16	481
Howard Hughes Holdings Inc. (a)	4	285
Hudson Pacific Properties, Inc.	53	155
Independence Realty Trust, Inc.	18	377
Innovative Industrial Properties, Inc.	1	40
InvenTrust Properties Corp.	2	51
Invitation Homes Inc.	28	967
JBG Smith Properties	16	265
Kennedy-Wilson Holdings, Inc.	16	143
Kilroy Realty Corporation	20	664
Kite Realty Naperville, LLC	18	412
Lamar Advertising Company - Class A	5	572
Lineage, Inc.	1	51
LXP Industrial Trust	34	294
Macerich Company, The	33	562
Medical Properties Trust, Inc.	218	1,316
National Health Investors, Inc.	3	237
National Storage Affiliates Trust	1	42
Newmark Group, Inc. - Class A	17	201
NNN REIT, Inc.	14	604
Omega Healthcare Investors, Inc.	19	709
Open Doors Technology Inc. - Class A (a) (b)	163	166
OUTFRONT Media Inc.	17	279
Paramount Group, Inc.	4	17
Park Hotels & Resorts Inc.	58	617
Peakstone Realty Trust - Class E (b)	1	15
Pebblebrook Hotel Trust	24	246
Phillips Edison & Company, Inc.	9	333
Piedmont Office Realty Trust, Inc. - Class A	3	23
PotlatchDeltic Corporation	10	456
Rayonier Inc.	14	386
Realogy Holdings Corp. (a)	4	14
Regency Centers Corporation	14	1,017
Rexford Industrial Realty, Inc.	14	546
RLJ III-EM Columbus Lessee, LLC	36	285
Ryman Hospitality Properties, Inc.	1	50
Sabra Health Care REIT, Inc.	29	509
SBA Communications Corporation - Class A	3	607
Seaport Entertainment Group Inc. (a)	1	15
Service Properties Trust	38	99
SITE Centers Corp.	3	38
SL Green Realty Corp.	11	650
STAG Industrial, Inc.	13	456
Sun Communities, Inc.	9	1,190
Sunstone Hotel Investors, Inc.	30	282
Terreno Realty Corporation	1	74
UDR, Inc.	21	950
Uniti Group Inc.	54	270
Urban Edge Properties	3	55
Vornado Realty Trust	28	1,043
W.P. Carey Inc.	20	1,234
Xenia Hotels & Resorts, Inc.	16	187
Zillow Group, Inc. - Class C (a)	12	856
		37,010
Health Care 7.7%
Acadia Healthcare Company, Inc. (a)	9	262
ACADIA Pharmaceuticals Inc. (a)	2	35
AdaptHealth LLC - Class A (a)	4	44
Align Technology, Inc. (a)	3	510
Alnylam Pharmaceuticals, Inc. (a)	2	446
Amedisys, Inc. (a)	3	294
AMN Healthcare Services, Inc. (a)	12	303
Ardent Health Partners, Inc. (a)	1	14
Avanos Medical, Inc. (a)	2	28
Avantor, Inc. (a)	37	594
Azenta, Inc. (a)	6	209
BioMarin Pharmaceutical Inc. (a)	11	808
Bio-Rad Laboratories, Inc. - Class A (a)	3	635
Bio-Techne Corporation	5	285
Blueprint Medicines Corporation (a)	1	57
Brightspring Health Services, Inc. (a) (b)	1	18

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Bruker Corporation	6	264
Charles River Laboratories International, Inc. (a)	3	433
Chemed Corporation	1	591
Claritev Corporation - Class A (a)	1	15
Community Health Systems, Inc. (a)	10	28
Concentra Group Holdings Parent, Inc.	10	213
Cooper Companies, Inc., The (a)	11	911
Corcept Therapeutics Incorporated (a)	1	88
Cross Country Healthcare, Inc. (a)	2	36
Denali Therapeutics Inc. (a)	2	29
Dentsply Sirona Inc.	42	627
DexCom, Inc. (a)	8	525
Elanco Animal Health Incorporated (a)	70	733
Embecta Corp.	2	22
Emergent BioSolutions Inc. (a)	5	24
Encompass Health Corporation	5	543
Enovis Corporation (a)	9	331
Envista Holdings Corporation (a)	35	603
Exact Sciences Corporation (a)	8	362
Exelixis, Inc. (a)	23	834
Fortrea Holdings Inc. (a)	5	35
Fulgent Genetics, Inc. (a)	1	19
Globus Medical, Inc. - Class A (a)	5	354
Grail, Inc. (a)	1	34
Haemonetics Corporation (a)	3	210
Halozyme Therapeutics, Inc. (a)	1	68
HealthEquity, Inc. (a)	1	60
ICU Medical, Inc. (a)	2	338
IDEXX Laboratories, Inc. (a)	2	804
Innoviva, Inc. (a)	2	41
Integer Holdings Corporation (a)	2	243
Integra LifeSciences Holdings Corporation (a)	12	255
Ionis Pharmaceuticals, Inc. (a)	10	293
Jazz Pharmaceuticals Public Limited Company (a)	7	891
LivaNova PLC (a)	5	192
Masimo Corporation (a)	3	498
Merit Medical Systems, Inc. (a)	1	59
Mettler-Toledo International Inc. (a)	1	1,037
National HealthCare Corporation	—	25
Neogen Corporation (a)	8	66
Neurocrine Biosciences, Inc. (a)	3	356
Novavax, Inc. (a)	15	97
Omnicell, Inc. (a)	1	50
OPKO Health, Inc. (a) (b)	15	25
Option Care Health, Inc. (a)	12	417
Owens & Minor, Inc. (a)	18	162
Patterson Companies, Inc.	19	600
Pediatrix Medical Group, Inc. (a)	3	37
Premier Healthcare Solutions, Inc. - Class A	23	453
Prestige Consumer Healthcare Inc. (a)	1	68
PTC Therapeutics, Inc. (a)	1	62
QuidelOrtho Corporation (a)	13	472
Repligen Corporation (a)	—	48
ResMed Inc.	5	1,047
Revolution Medicines, Inc. (a)	1	44
Revvity, Inc.	10	1,052
Roivant Sciences Ltd. (a)	20	207
Royalty Pharma PLC - Class A	23	717
Sage Therapeutics Inc. (a)	23	179
Sarepta Therapeutics, Inc. (a)	3	201
Select Medical Holdings Corporation	11	188
Steris Public Limited Company	4	881
Surgery Partners, Inc. (a)	2	36
Teladoc Health, Inc. (a)	39	311
Teleflex Incorporated	4	538
Tenet Healthcare Corporation (a)	6	829
The Ensign Group, Inc.	1	80
Ultragenyx Pharmaceutical Inc. (a)	2	59
United Therapeutics Corporation (a)	3	841
Veeva Systems Inc. - Class A (a)	3	639
VIR Biotechnology, Inc. (a)	25	159
Waystar Holding Corp. (a)	1	25
West Pharmaceutical Services, Inc.	3	572
ZimVie Inc. (a)	1	13
		28,741
Materials 5.4%
AdvanSix Inc.	1	14
Albemarle Corporation	10	710
Alpha Metallurgical Resources, Inc. (a)	2	244
AptarGroup, Inc.	4	616
Ardagh Group S.A. - Class A (b) (d)	—	—
Ardagh Metal Packaging S.A.	6	17
Ashland Inc.	8	502
ATI Inc. (a)	5	247
Avery Dennison Corporation	6	1,042
Avient Corporation	10	377
Axalta Coating Systems Ltd. (a)	16	544
Balchem Corporation	—	57
Berry Global Group, Inc.	16	1,125
Cabot Corporation	4	373
Carpenter Technology Corporation	2	392
Chemours Company, The	32	434
Clearwater Paper Corporation (a)	1	35
Commercial Metals Company	18	817
Compass Minerals International, Inc. (a)	3	24
Crown Holdings, Inc.	11	1,023
Eagle Materials Inc.	2	537
Ecovyst Inc. (a)	3	21
Element Solutions Inc.	19	419
FMC Corporation	15	613
Ginkgo Bioworks Holdings, Inc. - Class A (a) (b)	21	120
Graphic Packaging Holding Company	31	813
Greif, Inc. - Class A	4	229
H.B. Fuller Company	6	325
Hecla Mining Company	42	236
Ingevity Corporation (a)	1	41
Innospec Inc.	2	228
Kaiser Aluminum Corporation	3	180
Knife River Corporation (a)	5	420
Kronos Worldwide, Inc.	2	14
Louisiana-Pacific Corporation (W VA)	6	572
Magnera Corporation (a)	2	38
Materion Corporation	—	30
MATIV Holdings, Inc.	2	14
Metallus Inc. (a)	1	19
Minerals Technologies Inc.	4	233
NewMarket Corporation	1	394
O-I Glass, Inc. (a)	36	414
Olin Corporation	21	514
Olympic Steel, Inc.	—	15
Quaker Chemical Corporation	1	163
Radius Recycling, Inc. - Class A	1	30
Reynolds Group Holdings Limited	8	137
Royal Gold, Inc.	3	457
RPM International Inc.	8	920
Ryerson Holding Corporation	8	175
Scotts Miracle-Gro Company, The	5	295
Sealed Air Corporation	18	527
Sensient Technologies Corporation	4	273
Silgan Holdings Inc.	8	424
Sonoco Products Company	14	673
Stepan Company	3	145
SunCoke Energy, Inc.	4	40
Sylvamo Corporation	5	317
Trinseo Public Limited Company	3	13
Tronox Holdings PLC	25	175
Warrior Met Coal, Inc.	8	368
Worthington Steel, Inc.	1	31
		20,195
Energy 4.8%
Antero Midstream Corporation	23	408
Antero Resources Corporation (a)	25	1,010
Apa Corp.	40	835
Archrock, Inc.	12	305
Berry Corporation (Bry)	5	17
BKV Corporation (a)	1	15
California Resources Corporation	7	320
ChampionX Corporation	13	400
Cheniere Energy, Inc.	5	1,175

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Chord Energy Corporation	6	648
Civitas Resources, Inc.	14	476
CNX Resources Corporation (a)	24	767
Comstock Resources, Inc. (a) (b)	11	222
Core Natural Resources, Inc.	1	101
Crescent Energy Company - Class A	5	54
CVR Energy, Inc.	11	222
Delek US Holdings, Inc.	26	387
Dorian LPG Ltd.	3	58
DT Midstream, Inc.	7	681
EQT Corporation	36	1,898
Green Plains Inc. (a)	20	95
Gulfport Energy Operating Corporation (a)	—	78
Helix Energy Solutions Group, Inc. (a)	6	52
Helmerich & Payne, Inc.	19	491
Highpeak Energy, Inc. (b)	1	16
International Seaways, Inc.	2	68
Kodiak Gas Services, LLC	1	23
Kosmos Energy Ltd. (a)	60	137
Liberty Energy Inc. - Class A	20	319
Magnolia Oil & Gas Corporation - Class A	5	119
Matador Resources Company	9	436
Murphy Oil Corporation	28	786
Nabors Industries Ltd. (a)	1	58
New Fortress Energy Inc. - Class A (b)	5	39
Noble Corporation 2022 Limited	3	78
Northern Oil and Gas Incorporated	2	71
NOV Inc.	60	912
Par Pacific Holdings, Inc. (a)	4	60
Patterson-UTI Energy, Inc.	64	528
Peabody Energy Corporation	38	508
Permian Resources Corporation - Class A	22	308
ProFrac Holding Corp - Class A (a) (b)	2	16
Propetro Holding Corp. (a)	6	45
Range Resources Corporation	15	605
RPC, Inc.	19	104
Select Water Solutions, Inc. - Class A	3	35
SM Energy Company	15	444
Talos Energy Inc. (a)	7	64
TechnipFMC PLC	26	828
Texas Pacific Land Corporation	—	69
Transocean Ltd. (a) (e)	130	412
Valaris Limited (a) (b)	1	52
Vital Energy, Inc. (a)	2	47
Weatherford International Public Limited Company	1	80
		17,982
Consumer Staples 3.9%
Andersons, Inc., The	4	174
B&G Foods, Inc.	6	44
BJ's Wholesale Club Holdings, Inc. (a)	6	638
Boston Beer Company, Inc., The - Class A (a)	1	209
Brown-Forman Corporation - Class B	22	750
Cal-Maine Foods, Inc.	5	458
Casey's General Stores, Inc.	3	1,310
Central Garden & Pet Company - Class A (a)	9	281
Coca-Cola Consolidated, Inc.	—	252
Coty Inc. - Class A (a)	37	205
Darling Ingredients Inc. (a)	21	670
Del Monte Fresh Produce Company	6	182
Edgewell Personal Care Colombia S A S	9	285
Energizer Holdings, Inc.	2	67
Flowers Foods, Inc.	26	498
Grocery Outlet Holding Corp. (a)	4	62
Ingles Markets, Incorporated - Class A	3	183
Ingredion Incorporated	9	1,200
J&J Snack Foods Corp.	1	137
Lamb Weston Holdings, Inc.	9	460
Lancaster Colony Corporation	1	229
Maplebear Inc. (a)	2	82
McCormick & Company, Incorporated	12	987
Medifast, Inc. (a)	1	14
National Beverage Corp.	2	73
Nomad Foods Limited	13	249
Nu Skin Enterprises, Inc. - Class A	3	23
Oil-Dri Corporation of America	—	14
Pilgrim's Pride Corporation (a)	4	239
Post Holdings, Inc. (a)	6	654
PriceSmart, Inc.	4	338
Reynolds Consumer Products Inc.	5	118
Seaboard Corporation	—	151
Seneca Foods Corporation - Class A (a)	—	16
Simply Good Foods Company, The (a)	1	49
Spartannash Company	1	22
Spectrum Brands Holdings, Inc.	6	464
Sprouts Farmers Market, Inc. (a)	6	857
The Clorox Company	7	1,048
The Hain Celestial Group, Inc. (a)	8	35
Treehouse Foods, Inc. (a)	10	273
United Natural Foods, Inc. (a)	3	75
Universal Corporation	4	212
USANA Health Sciences, Inc. (a)	1	17
Village Super Market, Inc. - Class A	—	17
Weis Markets, Inc.	2	153
WK Kellogg Co (b)	13	250
		14,724
Communication Services 3.7%
Advantage Solutions, Inc. - Class A (a)	10	15
AMC Networks, Inc. - Class A (a)	3	17
Angi Inc. - Class A (a) (b)	1	15
Bumble Inc. - Class A (a) (b)	15	65
Cable One, Inc.	1	238
CarGurus, Inc. - Class A (a)	1	40
Cogent Communications Holdings, Inc.	1	39
EchoStar Corporation - Class A (a)	11	278
Frontier Communications Parent, Inc. (a)	27	956
Gray Media, Inc.	5	23
IAC Inc. (a)	13	577
iHeartMedia, Inc. - Class A (a)	10	17
IHS Holding Limited (a)	3	18
Iridium Communications Inc.	2	60
John Wiley & Sons, Inc. - Class A	6	284
Liberty Broadband Corporation - Series C (a)	9	782
Liberty Latin America Ltd. - Class C (a)	30	184
Liberty Media Corporation - Series C (a)	8	750
Lions Gate Entertainment Corp. - Class A (a) (b)	7	62
Match Group, Inc.	15	481
Nexstar Media Group, Inc. - Class A	6	1,082
Pinterest, Inc. - Class A (a)	21	647
Roblox Corporation - Class A (a)	1	60
Roku, Inc. - Class A (a)	7	506
Scholastic Corporation	5	93
Sinclair, Inc. - Class A	1	18
Snap Inc. - Class A (a)	62	540
Take-Two Interactive Software, Inc. (a)	8	1,631
TEGNA Inc.	35	639
Telephone and Data Systems, Inc.	22	838
The E.W. Scripps Company - Class A (a)	5	15
The Interpublic Group of Companies, Inc.	31	855
The New York Times Company - Class A	9	430
TKO Group Holdings Inc. - Class A	—	45
Trade Desk, Inc., The - Class A (a)	3	183
TripAdvisor, Inc. (a)	16	234
United States Cellular Corporation (a)	2	158
Warner Music Group Corp. - Class A	1	27
Yelp Inc. (a)	13	486
Ziff Davis, Inc. (a)	8	295
ZoomInfo Technologies Inc. - Class A (a)	25	254
		13,937
Utilities 2.7%
ALLETE, Inc.	7	451
Avista Corporation	11	444
Black Hills Corporation	9	576
California Water Service Group	1	60
Clearway Energy, Inc. - Class C	10	301
Essential Utilities, Inc.	21	818
Hawaiian Electric Industries, Inc. (a)	46	500
IDACORP, Inc.	5	571
MDU Resources Group, Inc.	21	351

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
National Fuel Gas Company	9	750
New Jersey Resources Corporation	10	489
Northwest Natural Holding Company	1	41
NorthWestern Corporation	8	463
OGE Energy Corp.	23	1,040
One Gas, Inc.	7	549
Ormat Technologies, Inc.	4	251
Otter Tail Corporation	1	78
Portland General Electric Company	14	623
Southwest Gas Holdings, Inc.	8	545
Spire Inc.	7	585
Talen Energy Corporation (a)	—	65
TXNM Energy, Inc.	10	561
		10,112
Total Common Stocks (cost $344,587)		371,963
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.20% (c) (f)	1,547	1,547
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.30% (c) (f)	988	988
Total Short Term Investments (cost $2,535)		2,535
Total Investments 100.2% (cost $347,122)		374,498
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.2)%		(620)
Total Net Assets 100.0%		373,879

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,213	—	152	11	94	(135)	1,020	0.3
JNL Government Money Market Fund, 4.30% - Class SL	480	9,112	8,604	10	—	—	988	0.3
JNL Government Money Market Fund, 4.20% - Class I	3,120	13,721	15,294	17	—	—	1,547	0.4
	4,813	22,833	24,050	38	94	(135)	3,555	1.0

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/16/23	748	412	0.1

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	2	June 2025	203	(3)	—
S&P Midcap 400 Index	7	June 2025	2,066	4	(9)
				1	(9)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	371,963	—	—	371,963
Short Term Investments	2,535	—	—	2,535
	374,498	—	—	374,498
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(9)	—	—	(9)
	(9)	—	—	(9)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.7%
Financials 17.7%
Affiliated Managers Group, Inc.	6	937
AFLAC Incorporated	48	5,337
AGNC Investment Corp. (a)	103	990
Allstate Corporation, The	28	5,826
Ally Financial Inc.	52	1,901
American Express Company	12	3,220
American International Group, Inc.	111	9,667
Ameriprise Financial, Inc.	7	3,330
Annaly Capital Management, Inc.	13	267
AON Public Limited Company - Class A	13	5,311
Apollo Commercial Real Estate Finance, Inc.	29	280
Ares Management Corporation - Class A	12	1,830
Arthur J. Gallagher & Co.	4	1,435
Artisan Partners Asset Management Inc. - Class A	9	346
Assurant, Inc.	9	1,886
Bank of America Corporation	163	6,797
Bank of New York Mellon Corporation, The (b)	66	5,531
BankUnited, Inc.	22	754
Berkshire Hathaway Inc. - Class B (c)	92	48,781
BlackRock, Inc.	3	3,192
Blackstone Inc. - Class A	31	4,371
Bread Financial Payments, Inc.	18	879
Brighthouse Financial, Inc. (c)	11	614
Brown & Brown, Inc.	26	3,213
Cadence Bank	8	236
Capital One Financial Corporation	59	10,577
Charles Schwab Corporation, The	57	4,450
Cincinnati Financial Corporation	3	506
Citigroup Inc.	352	24,975
Citizens Financial Group, Inc.	26	1,048
CME Group Inc. - Class A	10	2,780
CNO Financial Group, Inc.	17	728
Cohen & Steers, Inc.	3	241
Columbia Banking System, Inc.	8	209
Comerica Incorporated	19	1,098
Commerce Bancshares, Inc.	6	380
Corebridge Financial, Inc.	49	1,533
Corpay Inc (c)	2	850
Credit Acceptance Corporation (c)	1	291
Cullen/Frost Bankers, Inc.	2	308
DigitalBridge Group, Inc. - Class A	47	417
Discover Financial Services	19	3,295
East West Bancorp, Inc.	7	605
Eastern Bankshares, Inc.	15	246
Equitable Holdings, Inc.	57	2,949
Erie Indemnity Company - Class A	3	1,407
Evercore Inc. - Class A	9	1,766
F.N.B. Corporation	18	240
FactSet Research Systems Inc.	2	697
Federated Hermes, Inc. - Class B	16	666
Fidelity National Financial, Inc. - Class A	6	368
Fifth Third Bancorp	15	582
First American Financial Corporation	10	654
First Horizon Corporation	22	421
FirstCash, Inc.	4	425
Fiserv, Inc. (c)	13	2,948
Flagstar Financial, Inc.	58	676
Franklin Resources, Inc.	42	810
Genworth Financial, Inc. - Class A (c)	108	765
Glacier Bancorp, Inc.	4	197
Goldman Sachs Group, Inc., The	16	8,986
Hanover Insurance Group Inc, The	6	1,021
Hilltop Holdings Inc.	12	357
Houlihan Lokey, Inc. - Class A	10	1,615
Huntington Bancshares Incorporated	37	560
Independence Holdings, LLC	19	913
Interactive Brokers Group, Inc. - Class A	7	1,140
Intercontinental Exchange, Inc.	35	6,059
Invesco Ltd.	69	1,047
Jack Henry & Associates, Inc.	15	2,802
Jackson Financial Inc. - Class A (b)	17	1,410
Janus Henderson Group PLC	25	906
Jefferies Financial Group Inc.	17	934
JPMorgan Chase & Co.	65	16,040
KeyCorp	30	473
KKR & Co. Inc. - Class A	16	1,842
Lincoln National Corporation	30	1,075
Loews Corporation	14	1,249
LPL Financial Holdings Inc.	8	2,740
M&T Bank Corporation	4	720
MarketAxess Holdings Inc.	4	801
Marsh & Mclennan Companies, Inc.	18	4,361
MasterCard Incorporated - Class A	10	5,435
Mercury General Corporation	15	859
MetLife, Inc.	107	8,621
MFA Financial, Inc.	25	253
MGIC Investment Corporation	25	619
Moelis & Company - Class A	13	755
Moody's Corporation	1	551
Morgan Stanley	29	3,377
Morningstar, Inc.	3	795
Mr. Cooper Group Inc. (c)	12	1,412
MSCI Inc. - Class A	2	1,228
Nasdaq, Inc.	14	1,037
Navient Corporation	19	239
Northern Trust Corporation	4	414
Old National Bancorp	13	277
PayPal Holdings, Inc. (c)	23	1,526
PennyMac Financial Services, Inc.	7	680
PennyMac Mortgage Investment Trust	22	329
Pinnacle Financial Partners, Inc.	3	333
Piper Sandler Companies	1	206
PROG Holdings, Inc.	10	254
Prosperity Bancshares, Inc.	4	266
Prudential Financial, Inc.	48	5,394
Raymond James Financial, Inc.	4	567
Regions Financial Corporation	23	508
RITHM Capital Corp.	28	319
RLI Corp.	6	501
Robinhood Markets, Inc. - Class A (c)	36	1,484
S&P Global Inc.	2	1,105
SEI Investments Company	17	1,348
Selective Insurance Group, Inc.	4	403
SLM Corporation	69	2,027
SoFi Technologies, Inc. (c)	49	565
Southstate Corporation	5	460
State Street Corporation	6	530
Stewart Information Services Corporation	5	352
Stifel Financial Corp.	4	380
Synchrony Financial	98	5,211
Synovus Financial Corp.	6	282
T. Rowe Price Group, Inc.	21	1,910
The PNC Financial Services Group, Inc.	10	1,671
The Progressive Corporation	44	12,314
The Western Union Company	145	1,532
Toast, Inc. - Class A (c)	21	703
Tradeweb Markets Inc. - Class A	10	1,433
Travelers Companies, Inc., The	19	5,062
Truist Financial Corporation	32	1,330
U.S. Bancorp	37	1,570
UMB Financial Corporation	3	318
Unum Group	35	2,814
Virtu Financial, Inc. - Class A	25	968
Visa Inc. - Class A	24	8,297
WAFD, Inc.	13	362
Webster Financial Corporation	7	375
Wells Fargo & Company	401	28,808
Western Alliance Bancorporation	4	341
White Mountains Insurance Group Ltd	—	784
Willis Towers Watson Public Limited Company	7	2,270
Wintrust Financial Corporation	3	288
Zions Bancorporation, National Association	15	770
Zurich American Corporation	8	566
		369,478

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Information Technology 14.4%
Accenture Public Limited Company - Class A	19	5,795
ACI Worldwide, Inc. (c)	4	223
Adobe Inc. (c)	2	891
Akamai Technologies, Inc. (c)	8	641
Amdocs Limited	10	920
Amkor Technology, Inc.	23	421
Amphenol Corporation - Class A	29	1,888
ANSYS, Inc. (c)	4	1,227
Apple Inc.	188	41,839
Applied Materials, Inc.	37	5,389
AppLovin Corporation - Class A (c)	12	3,201
Arista Networks, Inc. (c)	23	1,815
Arrow Electronics, Inc. (c)	12	1,284
Aurora Innovations Inc. - Class A (c)	45	305
Avnet, Inc.	18	861
Belden Inc.	6	589
Benchmark Electronics, Inc.	7	253
Broadcom Inc.	166	27,746
CDW Corp.	2	305
Ciena Corporation (c)	6	354
Cirrus Logic, Inc. (c)	7	684
Cisco Systems, Inc.	355	21,901
Coherent Corp. (c)	7	423
CommVault Systems, Inc. (c)	7	1,138
Corning Incorporated	133	6,110
Dell Technologies Inc. - Class C	7	669
DocuSign, Inc. (c)	9	772
Dolby Laboratories, Inc. - Class A	8	677
Dropbox, Inc. - Class A (c)	18	472
DXC Technology Company (c)	27	453
F5, Inc. (c)	10	2,705
Fair Isaac Corporation (c)	2	4,404
Fortinet, Inc. (c)	17	1,653
Gartner, Inc. (c)	3	1,176
Gen Digital Inc.	68	1,808
GoDaddy Inc. - Class A (c)	15	2,734
Guidewire Software, Inc. (c)	4	738
Hewlett Packard Enterprise Company	250	3,861
HP, Inc.	176	4,865
Insight Enterprises, Inc. (c)	9	1,389
Intel Corporation	394	8,950
InterDigital, Inc.	2	427
International Business Machines Corporation	116	28,939
Jabil Inc.	8	1,134
Juniper Networks, Inc.	76	2,755
KLA Corporation	3	2,321
Knowles Corporation (c)	15	220
Kyndryl Holdings, Inc. (c)	66	2,080
Lam Research Corporation	52	3,766
Lumentum Holdings Inc. (c)	3	203
Manhattan Associates, Inc. (c)	1	250
Marvell Technology, Inc.	20	1,259
MicroStrategy Incorporated - Class A (c)	11	3,171
Motorola Solutions, Inc.	8	3,668
NetApp, Inc.	12	1,079
NetScout Systems, Inc. (c)	12	249
NVIDIA Corporation	163	17,685
Oracle Corporation	195	27,290
OSI Systems, Inc. (c)	3	612
Palantir Technologies Inc. - Class A (c)	63	5,291
Plexus Corp. (c)	5	613
Pure Storage, Inc. - Class A (c)	15	649
Qorvo, Inc. (c)	3	227
Qualcomm Incorporated	53	8,065
Roper Technologies, Inc.	2	1,422
SanDisk LLC (c)	11	501
Sanmina Corporation (c)	12	946
Seagate Technology Holdings Public Limited Company	16	1,356
Super Micro Computer, Inc. (a) (c)	29	994
Teradata Corporation (c)	14	323
Teradyne, Inc.	8	689
Texas Instruments Incorporated	59	10,595
Trimble Inc. (c)	12	770
TTM Technologies, Inc. (c)	19	385
Twilio Inc. - Class A (c)	3	325
Tyler Technologies, Inc. (c)	3	1,880
VeriSign, Inc. (c)	5	1,234
Vishay Intertechnology, Inc.	45	708
Vontier Corporation	13	422
Western Digital Corporation (c)	31	1,243
Xerox Holdings Corporation (a)	40	193
Zebra Technologies Corporation - Class A (c)	2	695
Zoom Communications, Inc. - Class A (c)	6	422
		300,585
Health Care 14.3%
AbbVie Inc.	158	33,190
Alnylam Pharmaceuticals, Inc. (c)	8	2,068
Amedisys, Inc. (c)	4	409
Amgen Inc.	62	19,358
Baxter International Inc.	26	882
Becton, Dickinson and Company	11	2,486
Biogen Inc. (c)	9	1,199
BioMarin Pharmaceutical Inc. (c)	6	448
Bio-Rad Laboratories, Inc. - Class A (c)	1	193
Boston Scientific Corporation (c)	46	4,624
Bristol-Myers Squibb Company	224	13,676
Bruker Corporation	6	257
Cardinal Health, Inc.	34	4,627
Cencora, Inc.	9	2,426
Chemed Corporation	2	1,531
Cigna Group, The	10	3,383
Cooper Companies, Inc., The (c)	14	1,211
Corcept Therapeutics Incorporated (c)	6	720
CVS Health Corporation	344	23,320
DaVita Inc. (c)	19	2,963
Dentsply Sirona Inc.	31	463
Elevance Health, Inc.	4	1,570
Eli Lilly and Company	34	28,368
Encompass Health Corporation	18	1,864
Exelixis, Inc. (c)	47	1,733
GE HealthCare Technologies Inc.	15	1,211
Gilead Sciences, Inc.	215	24,132
Globus Medical, Inc. - Class A (c)	12	848
Haemonetics Corporation (c)	3	216
Halozyme Therapeutics, Inc. (c)	9	563
HCA Healthcare, Inc.	10	3,578
Henry Schein, Inc. (c)	11	735
Hologic, Inc. (c)	11	654
ICU Medical, Inc. (c)	4	553
IDEXX Laboratories, Inc. (c)	2	974
Incyte Corporation (c)	14	848
Intuitive Surgical, Inc. (c)	8	4,171
Jazz Pharmaceuticals Public Limited Company (c)	5	595
Johnson & Johnson	166	27,458
Masimo Corporation (c)	6	1,069
McKesson Corporation	17	11,227
Merck & Co., Inc.	180	16,179
Merit Medical Systems, Inc. (c)	3	293
Mettler-Toledo International Inc. (c)	2	2,606
Neurocrine Biosciences, Inc. (c)	4	443
Organon & Co.	77	1,144
Patterson Companies, Inc.	34	1,062
Pfizer Inc.	624	15,820
Premier Healthcare Solutions, Inc. - Class A	30	584
Quest Diagnostics Incorporated	10	1,749
Regeneron Pharmaceuticals, Inc.	7	4,145
ResMed Inc.	19	4,162
Revvity, Inc.	16	1,688
Royalty Pharma PLC - Class A	23	707
Sarepta Therapeutics, Inc. (c)	3	199
Select Medical Holdings Corporation	28	465
Teleflex Incorporated	4	590
Tenet Healthcare Corporation (c)	33	4,465
United Therapeutics Corporation (c)	9	2,636
Universal Health Services, Inc. - Class B	8	1,475
Vertex Pharmaceuticals Incorporated (c)	5	2,267
Viatris Inc.	271	2,358

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Waters Corporation (c)	2	582
West Pharmaceutical Services, Inc.	3	568
Zoetis Inc. - Class A	8	1,274
		299,262
Consumer Staples 12.4%
Albertsons Companies, Inc. - Class A	39	850
Altria Group, Inc.	195	11,688
Andersons, Inc., The	7	292
Archer-Daniels-Midland Company	99	4,737
BJ's Wholesale Club Holdings, Inc. (c)	14	1,606
Boston Beer Company, Inc., The - Class A (c)	1	348
Brown-Forman Corporation - Class B	33	1,121
Bunge Limited	18	1,404
Cal-Maine Foods, Inc.	21	1,885
Campbell's Company, The	14	551
Casey's General Stores, Inc.	8	3,367
Central Garden & Pet Company - Class A (c)	10	327
Church & Dwight Co., Inc.	15	1,695
Coca-Cola Company, The	215	15,402
Coca-Cola Consolidated, Inc.	1	743
Colgate-Palmolive Company	54	5,039
Conagra Brands, Inc.	38	1,010
Constellation Brands, Inc. - Class A	6	1,103
Costco Wholesale Corporation	27	25,821
Dollar General Corporation	19	1,685
Dollar Tree, Inc. (c)	10	767
Edgewell Personal Care Colombia S A S	15	463
Flowers Foods, Inc.	39	734
General Mills, Inc.	46	2,754
Hormel Foods Corporation	17	512
Ingles Markets, Incorporated - Class A	4	260
Ingredion Incorporated	14	1,954
J. M. Smucker Company, The	9	1,108
Kellanova	39	3,210
Kenvue Inc.	46	1,093
Keurig Dr Pepper Inc.	56	1,901
Kimberly-Clark Corporation	34	4,898
Kraft Heinz Company, The	120	3,651
Kroger Co., The	143	9,649
Lamb Weston Holdings, Inc.	8	441
Lancaster Colony Corporation	4	655
Maplebear Inc. (c)	7	296
McCormick & Company, Incorporated	3	227
Molson Coors Beverage Company - Class B	36	2,210
Mondelez International, Inc. - Class A	70	4,740
Monster Beverage 1990 Corporation (c)	29	1,687
Nomad Foods Limited	15	297
PepsiCo, Inc.	101	15,166
Performance Food Group Company (c)	3	265
Philip Morris International Inc.	147	23,326
Pilgrim's Pride Corporation (c)	8	453
Post Holdings, Inc. (c)	10	1,210
PriceSmart, Inc.	6	514
Procter & Gamble Company, The	120	20,390
Seaboard Corporation	—	84
Spectrum Brands Holdings, Inc.	7	530
Sprouts Farmers Market, Inc. (c)	36	5,495
Sysco Corporation	24	1,828
Target Corporation	115	12,030
The Clorox Company	18	2,691
The Hershey Company	7	1,270
Treehouse Foods, Inc. (c)	15	402
Tyson Foods, Inc. - Class A	66	4,206
United Natural Foods, Inc. (c)	16	451
US Foods Holding Corp. (c)	28	1,854
Walgreens Boots Alliance, Inc.	379	4,231
Walmart Inc.	439	38,559
		259,136
Industrials 11.1%
3M Company	118	17,400
A. O. Smith Corporation	29	1,899
AAR Corp. (c)	5	274
ABM Industries Incorporated	10	462
Acuity Brands, Inc.	6	1,502
Advanced Drainage Systems, Inc.	4	400
AECOM	8	739
AGCO Corporation	6	585
Alaska Air Group, Inc. (c)	5	240
Allison Systems, Inc.	15	1,443
Apogee Enterprises, Inc.	6	292
Applied Industrial Technologies, Inc.	3	587
Arcosa, Inc.	5	383
Armstrong World Industries, Inc.	5	760
Automatic Data Processing, Inc.	19	5,842
Avis Budget Group, Inc. (a) (c)	2	136
Axon Enterprise, Inc. (c)	3	1,799
Boise Cascade Company	8	761
Booz Allen Hamilton Holding Corporation - Class A	24	2,524
Brady Corporation - Class A	7	496
Broadridge Financial Solutions, Inc.	13	3,029
Builders FirstSource, Inc. (c)	8	1,060
BWXT Government Group, Inc.	20	1,935
C.H. Robinson Worldwide, Inc.	30	3,058
Caci International Inc. - Class A (c)	5	1,854
Carrier Global Corporation	29	1,866
Caterpillar Inc.	12	3,977
Cintas Corporation	17	3,483
Clean Harbors, Inc. (c)	2	468
Comfort Systems USA, Inc.	2	551
Copart, Inc. (c)	36	2,033
CoreCivic, Inc. (c)	34	687
Crane Company	3	469
CSG Systems International, Inc.	7	407
CSX Corporation	92	2,711
Cummins Inc.	7	2,180
Curtiss-Wright Corporation	6	2,034
Delta Air Lines, Inc.	4	195
DNOW Inc. (c)	24	416
Donaldson Company, Inc.	12	819
Dover Corporation	3	544
Dun & Bradstreet Holdings, Inc.	32	282
Dycom Industries, Inc. (c)	3	399
EMCOR Group, Inc.	2	794
Emerson Electric Co.	18	2,008
Equifax Inc.	6	1,363
ESAB Corporation	3	316
ExlService Holdings, Inc. (c)	7	345
Expeditors International of Washington, Inc. - Class A	19	2,324
Fastenal Company	17	1,300
Flowserve Corporation	5	251
Fluor Corporation (c)	7	236
Franklin Electric Co., Inc.	2	221
FTAI Aviation Ltd.	5	533
FTI Consulting, Inc. (c)	5	860
Gates Industrial Corporation PLC (c)	11	201
GATX Corporation	4	603
GE Vernova Inc.	7	1,987
Generac Holdings Inc. (c)	9	1,155
General Dynamics Corporation	13	3,459
General Electric Company	84	16,714
Genpact Limited	37	1,859
GEO Group, Inc., The (c)	68	1,982
GMS Inc. (c)	5	354
Graco Inc.	11	956
Granite Construction Incorporated	15	1,107
HEICO Corporation	5	1,297
Herc Holdings Inc.	1	145
Hexcel Corporation	10	548
HNI Corporation	7	329
Howmet Aerospace Inc.	35	4,533
Hub Group, Inc. - Class A	13	493
Hubbell Incorporated	1	308
Huntington Ingalls Industries, Inc.	2	319
IDEX Corporation	9	1,676
Illinois Tool Works Inc.	10	2,574
Insperity, Inc.	3	269
ITT Inc.	10	1,258
J.B. Hunt Transport Services, Inc.	3	445

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JetBlue Airways Corporation (c)	138	664
Johnson Controls International Public Limited Company	16	1,251
KBR, Inc.	7	370
Kennametal Inc.	11	244
Kirby Corporation (c)	2	217
Knight-Swift Transportation Holdings Inc. - Class A	12	506
L3Harris Technologies, Inc.	15	3,109
Landstar System, Inc.	8	1,151
Leidos Holdings, Inc.	10	1,387
Lennox International Inc.	8	4,534
Lincoln Electric Holdings, Inc.	5	894
Lockheed Martin Corporation	33	14,541
ManpowerGroup Inc.	12	720
Masco Corporation	12	862
MasTec, Inc. (c)	3	300
Masterbrand, Inc. (c)	24	319
Matson Intermodal - Paragon, Inc.	7	888
Maximus, Inc.	15	1,038
Millerknoll, Inc.	16	305
Mine Safety Appliances Company, LLC	3	429
MOOG Inc. - Class A	4	729
MSC Industrial Direct Co., Inc. - Class A	15	1,169
Mueller Industries, Inc.	22	1,636
Nordson Corporation	3	562
Northrop Grumman Corporation	10	4,932
Old Dominion Freight Line, Inc.	4	590
Oshkosh Corporation	2	226
Otis Worldwide Corporation	18	1,878
Owens Corning	4	500
Parker-Hannifin Corporation	3	1,853
Parsons Corporation (c)	6	371
Paychex, Inc.	8	1,299
Paycom Software, Inc.	2	532
Pentair Public Limited Company	13	1,151
Primoris Services Corporation	18	1,037
Quanta Services, Inc.	7	1,876
RBC Bearings Incorporated (c)	1	472
Republic Services, Inc.	12	2,829
Resideo Technologies, Inc. (c)	21	373
Robert Half Inc.	9	466
Rollins, Inc.	35	1,899
RTX Corporation	31	4,164
Rush Enterprises, Inc. - Class A	9	504
Schneider National, Inc. - Class B	15	332
Science Applications International Corporation	6	674
SkyWest, Inc. (c)	11	919
Snap-on Incorporated	1	381
SS&C Technologies Holdings, Inc.	5	448
Terex Corporation	20	764
The Greenbrier Companies, Inc.	12	593
The Timken Company	11	764
Toro Company, The	22	1,566
TransUnion	9	770
Trinet Group, Inc.	3	260
Trinity Industries, Inc.	14	381
UFP Industries, Inc.	8	834
U-Haul Holding Company - Series N	7	418
Unifirst Corporation	2	396
Union Pacific Corporation	31	7,285
United Airlines Holdings, Inc. (c)	5	359
United Parcel Service, Inc. - Class B	43	4,768
Valmont Industries, Inc.	2	451
Veralto Corporation	14	1,369
Verisk Analytics, Inc.	13	3,929
W.W. Grainger, Inc.	3	2,594
Waste Management, Inc.	13	2,908
Watsco, Inc.	6	2,973
Werner Enterprises, Inc.	20	580
Westinghouse Air Brake Technologies Corporation	4	737
Woodward, Inc.	3	509
Worthington Industries, Inc.	8	415
XPO, Inc. (c)	5	572
		231,829
Consumer Discretionary 10.5%
Abercrombie & Fitch Co. - Class A (c)	34	2,585
Academy Sports & Outdoors, Inc.	14	659
Acushnet Holdings Corp. (a)	7	458
Adient Public Limited Company (c)	29	376
Adtalem Global Education Inc. (c)	11	1,152
Advance Auto Parts, Inc.	7	291
American Eagle Outfitters, Inc.	84	978
Aramark	13	437
Asbury Automotive Group, Inc. (c)	5	1,109
AutoNation, Inc. (c)	11	1,740
AutoZone, Inc. (c)	2	7,244
Bath & Body Works, Inc.	12	361
Best Buy Co., Inc.	67	4,939
Booking Holdings Inc.	3	13,024
BorgWarner Inc.	37	1,065
Bright Horizons Family Solutions, Inc. (c)	6	779
Brunswick Corporation	16	877
Burlington Stores, Inc. (c)	3	720
Carnival Corporation (c)	71	1,396
Carter's, Inc.	27	1,088
Coupang, Inc. - Class A (c)	53	1,168
Cracker Barrel Old Country Store, Inc.	5	198
Dana Incorporated	50	666
Darden Restaurants, Inc.	6	1,331
Deckers Outdoor Corporation (c)	13	1,503
Dick's Sporting Goods, Inc.	10	1,979
Dillard's, Inc. - Class A (a)	1	390
Domino's Pizza, Inc.	6	2,839
DoorDash, Inc. - Class A (c)	16	2,885
Dorman Products, Inc. (c)	5	625
eBay Inc.	112	7,602
Expedia Group, Inc.	4	712
Foot Locker, Inc. (c)	57	797
Ford Motor Company	690	6,921
GameStop Corp. - Class A (c)	19	435
Gap, Inc., The	79	1,623
General Motors Company	285	13,418
Gentex Corporation	51	1,183
G-III Apparel Group, Ltd. (c)	11	294
Graham Holdings Co., Ltd. - Class B	—	430
Grand Canyon Education, Inc. (c)	4	702
Group 1 Automotive, Inc.	4	1,348
H & R Block, Inc.	33	1,805
Hanesbrands Inc. (c)	146	840
Harley-Davidson, Inc.	14	344
Hasbro, Inc.	12	767
Hilton Worldwide Holdings Inc.	6	1,264
Home Depot, Inc., The	35	12,680
International Game Technology PLC	22	355
KB Home	5	301
Kohl's Corporation	59	479
Kontoor Brands, Inc.	14	890
Laureate Education, Inc. - Class A (c)	16	331
La-Z-Boy Incorporated	12	459
Lear Corporation	8	675
Leggett & Platt, Incorporated	17	137
Lithia Motors, Inc. - Class A	2	550
Lowe`s Companies, Inc.	32	7,555
M/I Homes, Inc. (c)	4	408
Macy's, Inc.	66	829
Marriott International, Inc. - Class A	5	1,233
Marriott Vacations Worldwide Corporation	4	227
McDonald's Corporation	39	12,330
Meritage Homes Corporation	12	875
Mohawk Industries, Inc. (c)	4	417
Murphy USA Inc.	6	2,679
Newell Brands Inc.	31	191
NIKE, Inc. - Class B	21	1,328
Nordstrom, Inc.	43	1,040
NVR, Inc. (c)	—	1,376
ODP Corporation, The (c)	17	246
Ollie's Bargain Outlet Holdings, Inc. (c)	7	837
O'Reilly Automotive, Inc. (c)	4	6,376

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Penske Automotive Group, Inc.	2	298
Phinia Inc.	11	474
Pool Corporation	5	1,738
PulteGroup, Inc.	17	1,713
PVH Corp.	10	619
Ralph Lauren Corporation - Class A	5	1,133
RH (c)	1	234
Royal Caribbean Cruises Ltd.	11	2,305
Sally Beauty Holdings, Inc. (c)	59	532
Service Corporation International	26	2,115
SharkNinja, Inc. (c)	3	281
Signet Jewelers Limited	8	491
Somnigroup International Inc. (a)	16	961
Sonic Automotive, Inc. - Class A	4	254
Starbucks Corporation	48	4,745
Steven Madden, Ltd.	12	306
Strategic Education, Inc.	4	308
Stride, Inc. (c)	3	320
Tapestry, Inc.	18	1,271
Taylor Morrison Home II Corporation - Class A (c)	28	1,659
Tesla Inc. (c)	64	16,510
Texas Roadhouse, Inc. - Class A	6	945
The Buckle, Inc.	12	471
The Goodyear Tire & Rubber Company (c)	85	783
The Wendy's Company	67	974
Thor Industries, Inc.	2	174
TJX Companies, Inc., The	59	7,150
Toll Brothers, Inc.	10	1,020
Tractor Supply Company	45	2,465
TRI Pointe Homes Holdings, Inc. (c)	20	636
Ulta Beauty, Inc. (c)	3	938
Upbound Group, Inc.	11	268
Urban Outfitters, Inc. (c)	20	1,047
V.F. Corporation	66	1,020
Vail Resorts, Inc.	6	967
Valvoline, Inc. (c)	18	628
Victoria's Secret & Co. (c)	22	410
Visteon Corporation (c)	5	359
Vitamin Oldco Holdings, Inc. (c) (d)	6	—
Whirlpool Corporation	13	1,148
Williams-Sonoma, Inc.	26	4,083
Winnebago Industries, Inc.	10	356
Wyndham Hotels & Resorts, Inc.	13	1,135
Yum! Brands, Inc.	21	3,262
		218,657
Communication Services 7.1%
Altice USA, Inc. - Class A (c)	38	102
AT&T Inc.	1,036	29,295
Comcast Corporation - Class A	154	5,694
EchoStar Corporation - Class A (c)	5	123
Electronic Arts Inc.	16	2,268
Former Charter Communications Parent, Inc. - Class A (c)	28	10,466
Fox Corporation - Class A	58	3,272
Frontier Communications Parent, Inc. (c)	12	419
John Wiley & Sons, Inc. - Class A	10	451
Liberty Broadband Corporation - Series C (c)	16	1,352
Liberty Global Ltd. - Class C (c)	118	1,407
Liberty Latin America Ltd. - Class C (c)	34	212
Liberty Media Corporation - Series C (c)	11	976
Lumen Technologies, Inc. (c)	359	1,405
Meta Platforms, Inc. - Class A	61	35,056
Netflix, Inc. (c)	11	10,669
News Corporation - Class A	38	1,037
Nexstar Media Group, Inc. - Class A	8	1,468
Omnicom Group Inc.	14	1,156
Paramount Global - Class B	72	861
Roblox Corporation - Class A (c)	27	1,596
Roku, Inc. - Class A (c)	6	432
Sirius XM Holdings Inc.	7	163
Take-Two Interactive Software, Inc. (c)	20	4,098
TEGNA Inc.	35	638
Telephone and Data Systems, Inc.	24	926
The New York Times Company - Class A	13	634
TKO Group Holdings Inc. - Class A	3	491
T-Mobile US, Inc.	34	9,056
Trade Desk, Inc., The - Class A (c)	21	1,165
United States Cellular Corporation (c)	4	273
Verizon Communications Inc.	430	19,510
Warner Bros. Discovery, Inc. - Series A (c)	147	1,580
Yelp Inc. (c)	17	628
		148,879
Energy 5.0%
Antero Midstream Corporation	16	283
Antero Resources Corporation (c)	7	291
Archrock, Inc.	35	925
Baker Hughes Company - Class A	89	3,931
Cheniere Energy, Inc.	7	1,664
Chevron Corporation	127	21,285
CNX Resources Corporation (c)	50	1,581
ConocoPhillips	25	2,593
CVR Energy, Inc.	17	328
Delek US Holdings, Inc.	30	459
DT Midstream, Inc.	10	959
EQT Corporation	14	750
Expand Energy Corporation	10	1,070
Exxon Mobil Corporation	182	21,611
Helmerich & Payne, Inc.	17	444
HF Sinclair Corporation	16	515
Kinder Morgan, Inc.	90	2,571
Marathon Petroleum Corporation	77	11,212
Murphy Oil Corporation	23	655
ONEOK, Inc.	15	1,462
Ovintiv Canada ULC	10	440
Patterson-UTI Energy, Inc.	56	460
PBF Energy Inc. - Class A	32	608
Peabody Energy Corporation	46	629
Permian Resources Corporation - Class A	20	275
Phillips 66	69	8,530
Schlumberger Limited	18	772
SM Energy Company	16	469
Targa Resources Corp.	17	3,430
TechnipFMC PLC	41	1,301
Texas Pacific Land Corporation	1	1,185
Valero Energy Corporation	65	8,547
Williams Companies, Inc., The	29	1,714
World Kinect Corporation	18	511
		103,460
Materials 3.1%
Air Products and Chemicals, Inc.	5	1,550
Alcoa Corporation	24	746
Amcor Pty Ltd	112	1,086
AptarGroup, Inc.	10	1,421
ATI Inc. (c)	8	405
Avery Dennison Corporation	8	1,438
Ball Corporation	17	872
Berry Global Group, Inc.	24	1,684
Cabot Corporation	10	827
Carpenter Technology Corporation	15	2,672
Celanese Corporation - Class A	5	294
Chemours Company, The	12	160
Cleveland-Cliffs Inc. (c)	21	174
Commercial Metals Company	30	1,371
Corteva, Inc.	31	1,931
CRH Public Limited Company	16	1,405
Crown Holdings, Inc.	19	1,731
Dow Inc.	25	858
DuPont de Nemours, Inc.	53	3,960
Eagle Materials Inc.	4	878
Eastman Chemical Company	15	1,290
Ecolab Inc.	6	1,526
Element Solutions Inc.	10	232
Graphic Packaging Holding Company	64	1,663
Greif, Inc. - Class A	6	351
Huntsman Corporation	9	143
Innospec Inc.	2	217
International Flavors & Fragrances Inc.	6	484
International Paper Company	65	3,455
Knife River Corporation (c)	3	231

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Louisiana-Pacific Corporation (W VA)	15	1,399
LyondellBasell Industries N.V. - Class A	63	4,443
Mosaic Company, The	43	1,172
NewMarket Corporation	1	553
Newmont Corporation	66	3,198
Nucor Corporation	16	1,964
O-I Glass, Inc. (c)	35	400
Packaging Corporation of America	7	1,449
PPG Industries, Inc.	10	1,081
Reliance, Inc.	6	1,691
Reynolds Group Holdings Limited	16	280
Royal Gold, Inc.	7	1,171
RPM International Inc.	17	1,993
Scotts Miracle-Gro Company, The	5	262
Sealed Air Corporation	31	899
Sensient Technologies Corporation	5	376
Sherwin-Williams Company, The	3	1,213
Silgan Holdings Inc.	16	796
Sonoco Products Company	19	913
Southern Copper Corporation	3	279
Steel Dynamics, Inc.	4	559
Sylvamo Corporation	7	439
Tronox Holdings PLC	26	184
United States Steel Corporation	38	1,594
Warrior Met Coal, Inc.	20	974
		64,337
Utilities 2.1%
Alliant Energy Corporation	6	367
Ameren Corporation	6	646
American Electric Power Company, Inc.	13	1,369
Atmos Energy Corporation	4	597
Avista Corporation	12	509
Clearway Energy, Inc. - Class C	18	556
CMS Energy Corporation	7	505
Constellation Energy Group, Inc.	7	1,502
Dominion Energy, Inc.	20	1,125
Duke Energy Corporation	18	2,218
Entergy Corporation	10	875
Evergy, Inc.	11	740
Eversource Energy	9	548
Exelon Corporation	87	3,993
FirstEnergy Corp.	11	461
Hawaiian Electric Industries, Inc. (c)	57	622
IDACORP, Inc.	3	295
MDU Resources Group, Inc.	61	1,033
National Fuel Gas Company	18	1,388
NextEra Energy, Inc.	49	3,454
NiSource Inc.	11	424
NRG Energy, Inc.	18	1,708
OGE Energy Corp.	9	407
Ormat Technologies, Inc.	5	345
Pinnacle West Capital Corporation	3	240
PPL Corporation	18	648
Public Service Enterprise Group Incorporated	12	980
Sempra	15	1,074
Southwest Gas Holdings, Inc.	5	372
Spire Inc.	8	614
Talen Energy Corporation (c)	3	521
The AES Corporation	12	144
The Southern Company	26	2,365
TXNM Energy, Inc.	18	952
UGI Corporation	22	713
Vistra Corp.	66	7,744
WEC Energy Group Inc.	8	831
XCEL Energy Inc.	14	1,001
		43,886
Real Estate 2.0%
Agree Realty Corporation	13	1,023
American Homes 4 Rent - Class A	25	934
Americold Realty Trust, Inc.	32	678
Apple Hospitality REIT, Inc.	45	584
AvalonBay Communities, Inc.	3	712
BXP, Inc.	4	238
Camden Property Trust	16	1,904
CBRE Group, Inc. - Class A (c)	7	926
COPT Defense Properties	19	511
Cubesmart, L.P.	28	1,178
DiamondRock Alpharetta Tenant, LLC	44	338
Digital Realty Trust, Inc.	8	1,126
Douglas Emmett, Inc.	32	515
Equity Lifestyle Properties, Inc.	10	649
Equity Residential	9	622
Essex Property Trust, Inc.	3	925
First Industrial Realty Trust, Inc.	6	298
Gaming and Leisure Properties, Inc.	18	914
Healthcare Realty Trust Incorporated - Class A	71	1,203
Host Hotels & Resorts, Inc.	14	194
Iron Mountain Incorporated	18	1,567
Jones Lang LaSalle Incorporated (c)	6	1,419
Kimco Realty OP, LLC	15	320
Lamar Advertising Company - Class A	11	1,270
LXP Industrial Trust	47	403
Macerich Company, The	46	783
Medical Properties Trust, Inc.	163	984
Mid-America Apartment Communities, Inc.	3	459
NNN REIT, Inc.	8	338
Omega Healthcare Investors, Inc.	12	447
OUTFRONT Media Inc.	20	319
Park Hotels & Resorts Inc.	79	848
Phillips Edison & Company, Inc.	12	453
Public Storage Operating Company	5	1,605
Rayonier Inc.	18	500
Realty Income Corporation	21	1,205
RLJ III-EM Columbus Lessee, LLC	42	331
SBA Communications Corporation - Class A	5	1,014
Simon Property Group, Inc.	20	3,276
SL Green Realty Corp.	20	1,174
Sun Communities, Inc.	9	1,095
Sunstone Hotel Investors, Inc.	25	239
UDR, Inc.	16	735
Uniti Group Inc.	57	289
Ventas, Inc.	10	710
Vornado Realty Trust	36	1,326
Welltower Inc.	15	2,322
Xenia Hotels & Resorts, Inc.	19	228
Zillow Group, Inc. - Class C (c)	10	659
		41,790
Total Common Stocks (cost $1,769,254)		2,081,299
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (b) (e)	5,964	5,964
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (b) (e)	1,460	1,460
Total Short Term Investments (cost $7,424)		7,424
Total Investments 100.1% (cost $1,776,678)		2,088,723
Other Derivative Instruments 0.0%		30
Other Assets and Liabilities, Net (0.1)%		(1,468)
Total Net Assets 100.0%		2,087,285

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Investment in affiliate.

(c) Non-income producing security.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,233	63	242	32	115	362	5,531	0.2
Jackson Financial Inc. - Class A	1,945	—	475	17	287	(347)	1,410	0.1
JNL Government Money Market Fund, 4.30% - Class SL	4	18,648	17,192	11	—	—	1,460	0.1
JNL Government Money Market Fund, 4.20% - Class I	10,679	102,906	107,621	84	—	—	5,964	0.3
	17,861	121,617	125,530	144	402	15	14,365	0.7

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	24	June 2025	6,856	29	(73)
S&P Midcap 400 Index	7	June 2025	2,095	1	(37)
				30	(110)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,081,299	—	—	2,081,299
Short Term Investments	7,424	—	—	7,424
	2,088,723	—	—	2,088,723
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(110)	—	—	(110)
	(110)	—	—	(110)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 64.3%
Information Technology 12.4%
Accenture Public Limited Company - Class A	3	905
Adobe Inc. (a)	1	257
Advanced Micro Devices, Inc. (a)	2	247
Amphenol Corporation - Class A	2	161
Analog Devices, Inc.	5	933
Apple Inc.	53	11,665
Applied Materials, Inc.	1	196
Arista Networks, Inc. (a)	1	72
ASML Holding N.V. - ADR	1	557
ASML Holding N.V.	2	1,573
Autodesk, Inc. (a)	—	96
BE Semiconductor Industries N.V. (b)	2	257
Broadcom Inc.	21	3,520
Cadence Design Systems, Inc. (a)	1	196
CDW Corp.	—	71
Cisco Systems, Inc.	5	311
Confluent, Inc. - Class A (a)	2	51
CrowdStrike Holdings, Inc. - Class A (a)	1	298
Datadog, Inc. - Class A (a)	1	76
Descartes Systems Group Inc., The (a)	—	28
Dynatrace, Inc. (a)	1	51
Entegris, Inc.	—	35
Fair Isaac Corporation (a)	—	114
First Solar, Inc. (a)	—	57
Fortinet, Inc. (a)	2	183
Gartner, Inc. (a)	—	27
Gen Digital Inc.	5	129
Hamamatsu Photonics K.K.	18	180
HubSpot, Inc. (a)	—	23
Intel Corporation	14	326
International Business Machines Corporation	1	189
Intuit Inc.	1	787
Keysight Technologies, Inc. (a)	11	1,713
KLA Corporation	1	590
Lam Research Corporation	2	138
Largan Precision Co., Ltd.	2	144
Microchip Technology Incorporated	2	73
Micron Technology, Inc.	3	218
Microsoft Corporation	33	12,318
Monday.Com Ltd. (a)	—	23
Monolithic Power Systems, Inc.	1	343
Murata Manufacturing Co., Ltd.	17	272
Nomura Research Institute, Ltd. (b)	17	542
NVIDIA Corporation	104	11,234
NXP Semiconductors N.V.	4	727
Oracle Corporation	3	372
Palantir Technologies Inc. - Class A (a)	3	276
Palo Alto Networks, Inc. (a)	1	202
Pure Storage, Inc. - Class A (a)	—	16
Qualcomm Incorporated	2	346
Renesas Electronics Corporation	26	357
Roper Technologies, Inc.	1	628
Salesforce, Inc.	2	594
Samsung Electronics Co., Ltd.	18	722
SanDisk LLC (a)	—	21
SAP SE	7	1,806
ServiceNow, Inc. (a)	2	1,533
Shopify Inc. - Class A (a)	5	513
Synopsys, Inc. (a)	1	612
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	291
Taiwan Semiconductor Manufacturing Company Limited	71	1,995
TE Connectivity Public Limited Company	5	763
Teledyne Technologies Incorporated (a)	—	154
Telefonaktiebolaget LM Ericsson - Class B (b)	82	633
Texas Instruments Incorporated	8	1,400
Tokyo Electron Limited (b)	4	533
Western Digital Corporation (a)	1	53
Workday, Inc. - Class A (a)	—	47
Zebra Technologies Corporation - Class A (a)	—	94
Zscaler, Inc. (a)	—	20
		65,887
Financials 11.7%
Admiral Group PLC	10	372
Adyen N.V. (a) (c)	—	422
AIA Group Limited	79	601
Allstate Corporation, The	7	1,538
American Express Company	4	1,037
American International Group, Inc.	2	169
Annaly Capital Management, Inc.	22	439
ANZ Group Holdings Limited	26	474
Apollo Global Management, Inc.	1	127
Ares Management Corporation - Class A	—	53
AXA	30	1,279
AXIS Capital Holdings Limited	1	60
Bank of America Corporation	38	1,572
Bank of New York Mellon Corporation, The	2	132
Banque Nationale Du Canada (b)	10	795
Berkshire Hathaway Inc. - Class B (a)	8	4,241
BlackRock, Inc.	—	209
Block, Inc. - Class A (a)	1	71
Bridgepoint Group PLC (c)	81	338
Brookfield Corporation - Class A	12	645
Capital One Financial Corporation	1	107
CBOE Global Markets, Inc.	—	62
Charles Schwab Corporation, The	24	1,850
Chubb Limited	5	1,603
Citigroup Inc.	13	888
CME Group Inc. - Class A	2	605
Corebridge Financial, Inc.	23	713
Corpay Inc (a)	2	772
CVC Capital Partners PLC	20	406
DBS Group Holdings Ltd	22	742
Definity Financial Corporation	11	469
Discover Financial Services	—	34
DNB Bank ASA	49	1,294
Edenred	7	230
Equitable Holdings, Inc.	1	74
Fifth Third Bancorp	2	88
Fiserv, Inc. (a)	11	2,360
Global Payments Inc.	1	78
Goldman Sachs Group, Inc., The	2	927
Great-West Lifeco Inc.	17	663
Hartford Insurance Group, Inc., The	1	178
HDFC Bank Limited	31	670
Huntington Bancshares Incorporated	6	86
ING Groep N.V.	62	1,219
Intercontinental Exchange, Inc.	6	970
Intesa Sanpaolo SPA	138	710
JPMorgan Chase & Co.	15	3,602
Julius Bar Gruppe AG - Class N	9	639
KeyCorp	39	627
KKR & Co. Inc. - Class A	1	162
Lloyds Banking Group PLC	783	736
Macquarie Group Limited	4	513
Mandatum Holding Oy	48	289
Marsh & Mclennan Companies, Inc.	2	583
MasterCard Incorporated - Class A	5	2,638
Melrose Industries PLC	118	728
MetLife, Inc.	6	486
Mitsubishi HC Capital Inc. (b)	26	176
Mitsubishi UFJ Financial Group, Inc.	82	1,118
Moody's Corporation	—	45
Morgan Stanley	4	471
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	3	1,860
Popular, Inc.	—	37
RenaissanceRe Holdings Ltd	1	151
S&P Global Inc.	1	531
Sampo Oyj - Class A	87	829
Skandinaviska Enskilda Banken AB - Class A (b)	38	618
Societe Generale (d)	16	735
Standard Chartered PLC	55	812
State Street Corporation	1	90
Storebrand ASA	56	716

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Sumitomo Mitsui Trust Group, Inc.	15	379
Synchrony Financial	1	58
The Progressive Corporation	1	264
Tokio Marine Holdings, Inc.	36	1,387
Toyota Industries Corporation (b)	2	197
TPG Inc. - Class A	2	71
Tradeweb Markets Inc. - Class A	1	86
Travelers Companies, Inc., The	3	781
Truist Financial Corporation	1	27
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	16	896
United Overseas Bank Limited	31	862
Visa Inc. - Class A	12	4,166
Voya Financial, Inc.	2	103
Wells Fargo & Company	5	360
Western Alliance Bancorporation	1	38
Zurich Insurance Group AG - Class N	1	813
		62,052
Health Care 7.1%
Abbott Laboratories	1	183
AbbVie Inc.	2	462
Alcon AG	5	494
Alcon AG	5	493
Amgen Inc.	—	120
argenx SE - ADR (a)	1	543
Astellas Pharma Inc. (b)	37	356
AstraZeneca PLC - ADR	42	3,050
Becton, Dickinson and Company	4	862
BeiGene, Ltd. - ADR (a)	—	82
Biogen Inc. (a)	—	19
Boston Scientific Corporation (a)	3	307
Cencora, Inc.	5	1,505
Chugai Pharmaceutical Co., Ltd.	13	598
Cigna Group, The	3	977
Cooper Companies, Inc., The (a)	1	77
CVS Health Corporation	2	149
Danaher Corporation	5	1,117
Elekta AB (publ) - Class B (b)	42	223
Elevance Health, Inc.	4	1,634
Eli Lilly and Company	5	3,741
EssilorLuxottica	2	636
Genmab A/S (a) (b)	1	243
Gilead Sciences, Inc.	9	1,014
HCA Healthcare, Inc.	1	195
Intuitive Surgical, Inc. (a)	3	1,491
Johnson & Johnson	3	476
Koninklijke Philips N.V.	32	828
McKesson Corporation	—	161
Medtronic, Inc.	3	266
Merck & Co., Inc.	4	315
Mettler-Toledo International Inc. (a)	—	109
Molina Healthcare, Inc. (a)	2	564
Novartis AG - Class N	13	1,401
Novo Nordisk A/S - Class B	15	1,018
Pfizer Inc.	7	170
Quest Diagnostics Incorporated	1	84
Regeneron Pharmaceuticals, Inc.	1	709
Repligen Corporation (a)	—	44
Revvity, Inc.	9	984
Sanofi - ADR	1	78
Sanofi	15	1,652
Siemens Healthineers AG (c)	16	844
Sonova Holding AG	1	262
Stryker Corporation	2	684
Sysmex Corporation	14	272
Tenet Healthcare Corporation (a)	6	826
Thermo Fisher Scientific Inc.	3	1,357
UnitedHealth Group Incorporated	7	3,548
Vertex Pharmaceuticals Incorporated (a)	1	279
Viatris Inc.	11	99
Zimmer Biomet Holdings, Inc.	1	112
Zoetis Inc. - Class A	—	12
		37,725
Consumer Discretionary 6.6%
Airbnb, Inc. - Class A (a)	—	12
Alibaba Group Holding Limited - ADR	2	259
Amadeus IT Holding, S.A. (c)	8	627
Amazon.com, Inc. (a)	45	8,545
Autoliv, Inc. - SDR	6	488
AutoZone, Inc. (a)	—	1,235
Bath & Body Works, Inc.	1	17
Booking Holdings Inc.	—	977
Carvana Co. - Class A (a)	7	1,522
Chipotle Mexican Grill, Inc. (a)	15	743
Compagnie Financiere Richemont SA	2	359
Compass Group PLC	36	1,197
Deckers Outdoor Corporation (a)	—	45
DENSO Corporation (b)	38	469
Domino's Pizza, Inc.	—	44
DoorDash, Inc. - Class A (a)	2	416
Dowlais Group PLC	134	105
eBay Inc.	2	115
General Motors Company	2	71
Hilton Worldwide Holdings Inc.	1	165
Home Depot, Inc., The	4	1,596
Isetan Mitsukoshi Holdings Ltd. (b)	28	406
Kering	2	416
Kingfisher PLC	187	617
Las Vegas Sands Corp.	2	82
Lowe`s Companies, Inc.	1	193
Lululemon Athletica Inc. (a)	1	221
Magna International Inc.	9	290
Marriott International, Inc. - Class A	1	150
McDonald's Corporation	6	1,776
Moncler S.p.A.	9	538
Next PLC	6	869
NIKE, Inc. - Class B	1	38
Norwegian Cruise Line Holdings Ltd. (a)	1	27
NVR, Inc. (a)	—	130
Open House Group Co., Ltd.	1	34
O'Reilly Automotive, Inc. (a)	—	175
Panasonic Holdings Corporation (b)	55	652
Persimmon Public Limited Company	21	324
Ross Stores, Inc.	9	1,201
Royal Caribbean Cruises Ltd.	1	131
Samsonite Group S.A. (c)	116	275
Sony Group Corporation	53	1,362
Stanley Electric Co., Ltd. (b)	9	166
Starbucks Corporation	1	73
Subaru Corporation. (b)	20	349
Suzuki Motor Corporation	41	505
Tesla Inc. (a)	10	2,577
TJX Companies, Inc., The	4	499
Toyota Motor Corporation (b)	63	1,114
Tractor Supply Company	9	475
Ulta Beauty, Inc. (a)	—	43
Wingstop Inc.	—	27
Wynn Resorts, Limited	—	32
Yum! Brands, Inc.	—	63
		34,837
Industrials 6.5%
ABB Ltd - Class N	24	1,220
AGCO Corporation	—	37
AMETEK, Inc.	8	1,409
Ashtead Group Public Limited Company	3	165
Boeing Company, The (a)	4	648
Booz Allen Hamilton Holding Corporation - Class A	—	27
Bunzl Public Limited Company	14	527
Canadian National Railway Company	1	56
Carrier Global Corporation	1	94
Caterpillar Inc.	—	90
Cintas Corporation	2	311
Copart, Inc. (a)	2	86
CSX Corporation	5	145
Cummins Inc.	1	193
DCC Public Limited Company	6	430
Deere & Company	3	1,614

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Delta Air Lines, Inc.	—	17
Dover Corporation	1	115
Element Fleet Management Corp. (b)	50	991
Emerson Electric Co.	1	62
Equifax Inc.	2	498
ESAB Corporation	—	54
Fastenal Company	2	135
FedEx Corporation	—	78
Ferguson Enterprises Inc.	4	592
Fortive Corporation	2	170
GE Vernova Inc.	1	314
General Electric Company	9	1,703
Honeywell International Inc.	1	191
Howmet Aerospace Inc.	1	128
Hubbell Incorporated	—	96
Ingersoll Rand Inc.	1	84
Interpump Group S.p.A.	1	25
Johnson Controls International Public Limited Company	1	78
Kingspan Group Public Limited Company	3	222
Kion Group AG	9	366
Kubota Corporation	3	32
Kyushu Railway Company	2	44
L3Harris Technologies, Inc.	4	769
Legrand	8	819
Mitsubishi Corporation	23	410
Mitsubishi Electric Corporation	51	954
Mitsubishi Logistics Corporation (b)	3	19
Norfolk Southern Corporation	6	1,324
Northrop Grumman Corporation	1	756
Old Dominion Freight Line, Inc.	6	1,005
Owens Corning	2	350
Parker-Hannifin Corporation	2	973
Paylocity Holding Corporation (a)	—	56
Prysmian S.p.A.	16	852
Recruit Holdings Co., Ltd.	11	555
Republic Services, Inc.	3	797
Rheinmetall Aktiengesellschaft	—	314
Rockwell Automation, Inc.	2	526
RTX Corporation	1	115
Safran	4	1,105
Saia, Inc. (a)	—	115
Sandvik Aktiebolag	29	605
Shimizu Corporation	30	269
Siemens Aktiengesellschaft - Class N	13	3,036
SiteOne Landscape Supply, Inc. (a)	—	25
SMC Corporation (b)	1	250
Spie SA	—	19
SS&C Technologies Holdings, Inc.	—	33
Stanley Black & Decker, Inc.	3	233
Sumitomo Corporation	31	713
TechnoPro Holdings, Inc.	20	433
Teleperformance SE	2	233
Thales	1	350
Trane Technologies Public Limited Company	—	91
TransDigm Group Incorporated	—	321
Trex Company, Inc. (a)	1	29
Uber Technologies, Inc. (a)	2	110
Union Pacific Corporation	4	945
United Airlines Holdings, Inc. (a)	1	40
Veralto Corporation	1	52
Verisk Analytics, Inc.	—	96
Waste Connections, Inc.	—	77
Waste Management, Inc.	—	113
Westinghouse Air Brake Technologies Corporation	7	1,204
Worley Limited	48	435
Xylem Inc.	1	60
		34,633
Communication Services 4.3%
Alphabet Inc. - Class A	11	1,762
Alphabet Inc. - Class C	33	5,170
AT&T Inc.	8	212
BT Group PLC (b)	336	722
Cellnex Telecom, S.A. (c)	2	56
Comcast Corporation - Class A	13	464
Electronic Arts Inc.	1	101
Former Charter Communications Parent, Inc. - Class A (a)	1	184
KDDI Corporation	42	655
KT Corporation	15	512
LY Corporation	88	298
Meta Platforms, Inc. - Class A	11	6,277
Netflix, Inc. (a)	3	2,401
Omnicom Group Inc.	—	25
Pinterest, Inc. - Class A (a)	12	363
Sea Limited - Class A - ADR (a)	2	310
Spotify Technology S.A. (a)	—	55
Take-Two Interactive Software, Inc. (a)	—	54
Tencent Holdings Limited	4	276
TKO Group Holdings Inc. - Class A	—	46
T-Mobile US, Inc.	8	2,004
Walt Disney Company, The	1	101
WPP 2012 Limited	69	526
		22,574
Materials 4.0%
Adriatic Metals PLC - CHESS (a)	12	31
Agnico Eagle Mines Limited	1	57
Agnico Eagle Mines Limited	3	329
Akzo Nobel N.V.	7	449
Alamos Gold Inc - Class A	6	157
Alamos Gold Inc - Class A	3	77
Alcoa Corporation	—	8
Aluminium Bahrain B.S.C	9	25
Anglo American Platinum (b)	2	77
Anglo American PLC	8	222
AngloGold Ashanti PLC	5	172
Antofagasta PLC	31	665
ArcelorMittal	1	41
Artemis Gold Inc. (a)	4	50
Ausgold Limited (a)	9	3
Avery Dennison Corporation	—	36
Barrick Gold Corporation	6	125
BASF SE - Class N	10	498
BHP Group Limited	40	958
BHP Group Limited (b)	20	486
Calibre Mining Corp. (a)	10	22
Capricorn Metals Limited (a)	16	84
Capstone Copper Corp. (a)	6	29
CF Industries Holdings, Inc.	—	38
Champion Iron Limited (b)	14	43
Champion Iron Limited (b)	8	24
China Molybdenum Co., Ltd - Class H	33	27
China Steel Corporation	68	46
Corteva, Inc.	2	114
Covestro AG (a)	7	461
De Grey Mining Ltd (a)	14	19
DuPont de Nemours, Inc.	—	22
Emerald Resources NL (a) (b)	28	65
ERO Copper Corp. (a) (b)	6	68
First Quantum Minerals Ltd (a)	6	78
Foran Mining Corporation (a)	10	24
Fortescue Ltd	1	6
Franco-Nevada Corporation	2	389
Franco-Nevada Corporation	4	563
Freeport-McMoRan Inc.	24	925
G Mining Ventures Corp. (a)	10	133
Glencore PLC	70	256
Gold Fields Limited	6	133
Grupo Mexico, S.A.B. de C.V. - Class B	16	81
Harmony Gold Mining Company	4	64
Heidelberg Materials AG	—	61
Hoa Phat Group Joint Stock Company	140	147
Holcim AG	1	80
Impala Platinum Holdings Limited (a)	16	110
Industrias Penoles, S.A.B. de C.V. (a)	3	53
International Flavors & Fragrances Inc.	1	42
International Paper Company	23	1,202
Ivanhoe Electric Inc. (a)	6	32
Ivanhoe Mines Ltd - Class A (a) (b)	9	77
Johnson Matthey PLC	16	280

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JSW Steel Limited	3	42
Kinross Gold Corporation	4	50
Knife River Corporation (a)	—	19
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	5	1,019
Linde Public Limited Company	4	2,072
Louisiana-Pacific Corporation (W VA)	1	47
Lundin Gold Inc. (c)	2	75
Martin Marietta Materials, Inc.	—	33
Mosaic Company, The	16	438
MP Materials Corp. - Class A (a) (b)	3	62
New Gold Inc (a)	2	8
Newmont Corporation - CHESS	1	48
Newmont Corporation	4	202
NGEx Minerals Ltd. (a)	5	43
Nippon Sanso Holdings Corporation (b)	1	27
Nippon Steel Corporation (b)	5	98
Norsk Hydro ASA	7	38
Northam Platinum Limited (b)	5	32
Northern Star Resources Ltd	13	149
Nucor Corporation	2	217
Ora Banda Mining Ltd (a)	36	25
Osisko Gold Royalties Ltd	5	109
Packaging Corporation of America	—	81
POSCO Holdings Inc.	—	77
PPG Industries, Inc.	5	513
Predictive Discovery Limited (a)	131	31
Public Joint Stock Company Alrosa (a) (c) (e)	40	—
Public Joint Stock Company Polyus (a) (c) (e)	—	—
Reliance, Inc.	—	124
Rio Tinto Limited	1	72
Rio Tinto PLC	4	238
Royal Gold, Inc.	—	54
RPM International Inc.	1	65
Santana Mining Inc. (a)	4	45
Sherwin-Williams Company, The	5	1,820
Shin-Etsu Chemical Co., Ltd.	24	684
Sibanye Stillwater (a)	19	22
Skeena Resources Limited (a)	7	74
Snowline Gold Corp. (a)	6	38
Southern Copper Corporation	1	72
Sovereign Metals Limited (a) (e)	11	6
Sovereign Metals Limited (a)	6	3
Steel Dynamics, Inc.	3	363
Stora Enso Oyj - Class R	35	334
Syensqo	—	24
Tata Steel Limited	41	74
Teck Resources Limited - Class B	4	139
Torex Gold Resources Inc. (a)	—	7
United States Steel Corporation	1	47
UPM-Kymmene Oyj (b)	1	22
Vale S.A.	16	157
Vulcan Materials Company	—	101
Warrior Met Coal, Inc.	1	39
Wesdome Gold Mines Ltd (a)	4	51
West Fraser Timber Co. Ltd.	1	72
West Fraser Timber Co. Ltd.	1	55
Wheaton Precious Metals Corp.	4	342
Zijin Mining Group Co., Ltd. - Class H	44	100
		21,063
Consumer Staples 3.7%
Altria Group, Inc.	2	137
Barry Callebaut AG - Class N	—	173
Coca-Cola Company, The	8	551
Colgate-Palmolive Company	15	1,364
Constellation Brands, Inc. - Class A	—	22
Costco Wholesale Corporation	1	647
Diageo PLC	19	497
Dollar Tree, Inc. (a)	6	443
Estee Lauder Companies Inc., The - Class A	—	26
Heineken N.V.	8	671
Kenvue Inc.	94	2,253
Keurig Dr Pepper Inc.	26	900
Kimberly-Clark Corporation	1	127
Lamb Weston Holdings, Inc.	—	11
L'Oreal	2	728
McCormick & Company, Incorporated	—	16
Mondelez International, Inc. - Class A	18	1,201
Monster Beverage 1990 Corporation (a)	1	84
Nestle S.A. - Class N	23	2,311
PepsiCo, Inc.	2	233
Philip Morris International Inc.	3	430
Procter & Gamble Company, The	12	2,008
Puig Brands S.A. - Class B (a)	15	265
Seven & I Holdings Co., Ltd.	51	739
Sysco Corporation	—	23
Target Corporation	—	25
The Clorox Company	—	22
Unilever PLC	36	2,138
Walmart Inc.	13	1,177
Welcia Holdings Co., Ltd.	4	56
Wilmar International Limited	200	496
		19,774
Energy 3.6%
Atlas Energy Solutions Inc. (b)	2	28
Baker Hughes Company - Class A	4	181
BP P.L.C.	11	61
Cameco Corporation	2	86
Canadian Natural Resources Limited	5	145
Chevron Corporation	9	1,448
ConocoPhillips	17	1,741
Diamondback Energy, Inc.	5	718
Enbridge Inc.	4	158
EOG Resources, Inc.	3	325
EQT Corporation	13	719
Equinor ASA	43	1,144
Expand Energy Corporation	2	239
Expro Group Holdings N.V. (a)	3	27
Exxon Mobil Corporation	17	2,074
Flowco Holdings Inc. - Class A (a)	—	8
Galp Energia, SGPS, S.A. - Class B	4	74
Hess Corporation	1	121
HF Sinclair Corporation	1	32
Kinder Morgan, Inc.	2	54
Kodiak Gas Services, LLC	1	38
Marathon Petroleum Corporation	1	152
NAC Kazatomprom JSC - GDR (c)	1	38
ONEOK, Inc.	1	127
Ovintiv Canada ULC	1	62
Permian Resources Corporation - Class A	5	63
Phillips 66	5	643
Range Resources Corporation	27	1,075
Schlumberger Limited	32	1,336
Shell PLC - Class A	9	325
Shell PLC - Class A - ADR	16	1,136
South Bow Corporation (b)	2	49
Suncor Energy Inc.	3	130
Targa Resources Corp.	2	327
TechnipFMC PLC	16	507
Tenaris S.A. - ADR	1	44
Texas Pacific Land Corporation	—	97
TotalEnergies SE	28	1,799
Uranium Energy Corp. (a)	5	25
Valero Energy Corporation	6	854
Viper Energy, Inc. - Class A	1	58
Vista Energy, S.A.B. De C.V. - Series A - ADR (a)	—	21
Weatherford International Public Limited Company	—	26
Williams Companies, Inc., The	7	409
Yellow Cake PLC (a)	3	14
		18,738
Real Estate 2.7%
Acadia Realty Trust	8	158
Agree Realty Corporation	—	26
Alexandria Real Estate Equities, Inc.	1	83
American Homes 4 Rent - Class A	6	232
American Tower Corporation	3	692
Americold Realty Trust, Inc.	3	58
Apple Hospitality REIT, Inc.	4	47
AvalonBay Communities, Inc.	2	395

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Big Yellow Group PLC	3	36
Broadstone Net Lease, Inc.	1	10
Camden Property Trust	1	103
Canadian Apartment Properties Real Estate Investment Trust	1	42
Capitaland Group Pte. Ltd.	36	56
CBRE Group, Inc. - Class A (a)	1	99
Colliers International Group Inc.	—	51
CoStar Group, Inc. (a)	—	20
Crown Castle Inc.	1	137
Cubesmart, L.P.	5	233
Digital Core REIT Management Pte. Ltd. (c)	30	16
Digital Realty Trust, Inc.	—	23
Douglas Emmett, Inc.	2	38
EastGroup Properties, Inc.	1	186
EPR Properties	—	11
Equinix, Inc.	1	892
Equity Lifestyle Properties, Inc.	3	181
Equity Residential	5	336
Essential Properties Realty Trust, Inc.	1	23
Essex Property Trust, Inc.	2	761
Federal Realty Investment Trust	—	27
Gaming and Leisure Properties, Inc.	4	205
Gecina	—	24
Goodman Funding Pty Ltd	9	161
Invincible Investment Corporation	—	69
Keppel DC REIT Management Pte. Ltd.	34	54
Kerry Properties Limited	12	27
Kilroy Realty Corporation	1	45
Kimco Realty OP, LLC	5	98
Kojamo Oyj (a) (c)	5	49
LEG Immobilien SE	—	20
Lineage, Inc.	—	27
Mirvac Limited	39	52
Mitsubishi Estate Co., Ltd.	6	100
Mitsui Fudosan Co., Ltd. (b)	101	906
Nexus Select Trust	19	29
NNN REIT, Inc.	1	31
Nomura Real Estate Holdings, Inc.	6	32
Pebblebrook Hotel Trust	3	27
ProLogis Inc.	7	811
Public Storage Operating Company	4	1,249
Rayonier Inc.	2	54
Realty Income Corporation	3	165
Regency Centers Corporation	5	374
Rexford Industrial Realty, Inc.	10	377
SBA Communications Corporation - Class A	1	139
Scentre Group Limited	283	600
SEGRO Public Limited Company	42	372
Shurgard Self Storage Limited	1	48
Simon Property Group, Inc.	2	393
Sun Communities, Inc.	2	320
Sun Hung Kai Properties Limited	7	62
Swire Properties Limited	15	33
Terreno Realty Corporation	3	213
The Unite Group PLC	4	41
Ventas, Inc.	5	336
VICI Properties Inc.	16	518
Vornado Realty Trust	2	91
W.P. Carey Inc.	1	53
Warehouses De Pauw	3	83
Welltower Inc.	7	1,062
Weyerhaeuser Company	3	78
		14,400
Utilities 1.7%
Ameren Corporation	11	1,063
American Water Works Company, Inc.	3	448
Atmos Energy Corporation	4	579
CMS Energy Corporation	2	165
Consolidated Edison, Inc.	1	108
Constellation Energy Group, Inc.	4	706
Dominion Energy, Inc.	1	73
Electric Power Development Co., Ltd. - Class D	22	380
Engie	41	807
Entergy Corporation	1	64
Evergy, Inc.	1	42
Exelon Corporation	15	669
National Grid PLC	77	998
NextEra Energy, Inc.	13	921
NRG Energy, Inc.	—	23
PG&E Corporation	6	100
Redeia Corporacion SA	20	400
Sempra	—	14
The Southern Company	2	168
Vistra Corp.	1	66
XCEL Energy Inc.	19	1,347
		9,141
Total Common Stocks (cost $271,525)		340,824
GOVERNMENT AND AGENCY OBLIGATIONS 18.3%
Mortgage-Backed Securities 7.7%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	110	105
3.00%, 11/01/34 - 01/01/52	655	578
1.50%, 02/01/36	172	153
2.00%, 08/01/36 - 05/01/52	2,971	2,403
2.50%, 04/01/37 - 05/01/52	2,663	2,237
4.00%, 06/01/37 - 02/01/50	304	287
5.00%, 12/01/41 - 07/01/54	361	357
5.50%, 05/01/44 - 10/01/54	870	876
4.50%, 05/01/50	22	22
6.50%, 01/01/54 - 01/01/55	487	504
7.00%, 06/01/54	50	52
6.00%, 08/01/54 - 12/01/54	861	875
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	4,032	3,419
3.00%, 11/01/33 - 07/01/50	3,230	2,912
3.50%, 12/01/33 - 01/01/52	2,286	2,109
2.00%, 09/01/36 - 04/01/52	6,923	5,659
1.50%, 05/01/37 - 01/01/42	695	597
4.00%, 06/01/37 - 09/01/52	1,514	1,430
TBA, 5.00%, 04/15/40 - 04/15/55 (f)	725	714
5.00%, 06/01/40 - 10/01/53	689	684
4.50%, 04/01/41 - 07/01/53	1,429	1,385
6.00%, 07/01/41 - 08/01/54	1,260	1,292
5.50%, 05/01/44 - 10/01/54	1,252	1,262
6.50%, 11/01/53 - 01/01/55	841	872
7.00%, 03/01/54	51	54
TBA, 6.00%, 04/15/55 (f)	200	203
TBA, 6.50%, 04/15/55 (f)	190	196
Government National Mortgage Association
1.50%, 05/20/37	133	117
3.50%, 08/20/42 - 01/20/49	1,071	992
3.00%, 05/15/43 - 06/20/52	1,540	1,369
4.50%, 07/20/45 - 04/20/53	604	588
4.00%, 09/20/45 - 10/20/52	908	858
5.50%, 03/20/48 - 09/20/54	267	269
5.00%, 05/20/48 - 07/20/53	394	391
2.50%, 08/20/50 - 01/20/52	2,167	1,850
2.00%, 01/20/51 - 03/20/52	2,001	1,639
6.00%, 09/20/52 - 11/20/52	179	184
TBA, 2.50%, 04/15/55 (f)	240	205
TBA, 5.00%, 04/15/55 (f)	180	177
TBA, 5.50%, 04/15/55 (f)	700	702
TBA, 6.00%, 04/15/55 (f)	90	91
		40,669
U.S. Treasury Note 5.3%
Treasury, United States Department of
0.75%, 08/31/26	950	908
1.88%, 02/28/27	3,175	3,056
2.75%, 07/31/27	275	268
4.13%, 09/30/27 - 11/30/29	5,170	5,200
3.63%, 05/31/28 - 08/31/29	4,840	4,795
4.00%, 06/30/28 - 02/15/34	4,160	4,164
4.38%, 11/30/28 - 12/31/29	2,155	2,192
4.25%, 02/28/29 - 11/15/34	3,685	3,721
4.50%, 05/31/29	2,120	2,166
0.63%, 05/15/30	700	592
1.25%, 08/15/31	760	641

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
3.88%, 08/15/33 - 08/15/34	595	581
		28,284
U.S. Treasury Bond 3.3%
Treasury, United States Department of
4.50%, 05/15/38 - 11/15/54	2,725	2,762
1.13%, 05/15/40	790	499
1.88%, 02/15/41 - 02/15/51	2,195	1,388
1.75%, 08/15/41	615	417
3.13%, 11/15/41	485	405
3.88%, 02/15/43 - 05/15/43	880	805
4.75%, 11/15/43 - 11/15/53	1,070	1,094
4.63%, 05/15/44 - 05/15/54	1,045	1,047
4.13%, 08/15/44	350	328
3.00%, 11/15/44 - 08/15/48	5,025	3,825
2.00%, 02/15/50 - 08/15/51	2,360	1,415
1.38%, 08/15/50	380	194
2.38%, 05/15/51	125	82
4.00%, 11/15/52 (g)	585	528
3.63%, 02/15/53 - 05/15/53	2,470	2,081
4.25%, 02/15/54 - 08/15/54	660	622
		17,492
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	266
Bay Area Toll Authority
6.91%, 10/01/50	235	272
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	227
California, State of
7.55%, 04/01/39	240	290
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	239
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.99%, 11/01/38	160	134
3.09%, 11/01/40	260	208
Fulton, County of
5.15%, 07/01/39	325	326
Municipal Electric Authority of Georgia
6.66%, 04/01/57	328	360
Oregon Department of Transportation
1.76%, 11/15/32	190	156
Texas A&M University
3.33%, 05/15/39	250	211
Trustees of the California State University
2.80%, 11/01/41	350	257
		2,946
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	728
Series A2-K137, REMIC, 2.35%, 11/25/31 (h)	1,195	1,054
Series K-A2-150, REMIC, 3.71%, 09/25/32 (h)	515	490
Series K-A2-156, REMIC, 4.43%, 02/25/33 (h)	410	407
		2,679
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
0.63%, 01/15/26 - 07/15/32 (i)	45	45
0.13%, 04/15/27 - 01/15/30 (i)	181	175
0.50%, 01/15/28 (i)	64	63
1.75%, 01/15/28 - 01/15/34 (i)	422	423
1.25%, 04/15/28 (i)	85	85
0.75%, 07/15/28 - 02/15/45 (i)	320	266
2.38%, 10/15/28 (i)	459	478
0.88%, 01/15/29 (i)	63	62
2.50%, 01/15/29 (i)	89	93
2.13%, 04/15/29 - 02/15/54 (i)	309	308
3.88%, 04/15/29 (i)	174	191
0.25%, 07/15/29 (i)	75	71
1.63%, 10/15/29 (i)	207	210
1.13%, 01/15/33 (i)	21	20
1.38%, 07/15/33 - 02/15/44 (i)	166	153
1.88%, 07/15/34 (i)	15	15
1.50%, 02/15/53 (i)	10	8
		2,666
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.38%, 02/08/35	80	79
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	169
3.50%, 02/12/34	360	296
Government of the Province of Manitoba
4.30%, 07/27/33	155	152
Government of the Republic of Panama
3.30%, 01/19/33	350	273
The Province of Alberta, Government of
4.50%, 01/24/34	330	328
The Province of British Columbia, Government of
4.20%, 07/06/33	303	296
		1,593
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 5.34%, (SOFR 30-Day Average + 1.00%), 05/25/44 (h)	71	71
Federal Home Loan Mortgage Corporation
Series 2021-M1-DNA7, REMIC, 5.19%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	67	67
Series 2024-A1-HQA1, REMIC, 5.59%, (SOFR 30-Day Average + 1.25%), 03/25/44 (h)	259	259
Series 2024-A1-DNA2, REMIC, 5.59%, (SOFR 30-Day Average + 1.25%), 05/25/44 (h)	105	105
Series 2025-A1-HQA1, REMIC, 5.29%, (SOFR 30-Day Average + 0.95%), 02/27/45 (h)	55	55
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	92
		649
Total Government And Agency Obligations (cost $104,448)		96,978
CORPORATE BONDS AND NOTES 12.1%
Financials 3.9%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (j)	325	324
AerCap Ireland Capital Designated Activity Company
5.75%, 06/06/28	350	360
6.15%, 09/30/30	150	158
AIB Group Public Limited Company
6.61%, 09/13/29 (j)	200	211
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (j)	240	241
American Express Company
6.49%, 10/30/31	335	362
American Honda Finance Corporation
5.65%, 11/15/28	200	207
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (j)	240	236
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (j)	417	448
Arthur J. Gallagher & Co.
4.85%, 12/15/29	40	40
Athene Global Funding
4.86%, 08/27/26 (j)	335	336
Avolon Holdings Funding Limited
5.75%, 03/01/29 (j)	305	311
Banco Santander, S.A.
3.49%, 05/28/30 (k)	200	186
5.44%, 07/15/31 (k)	400	409
Bank of America Corporation
2.65%, 03/11/32	250	220
2.68%, 06/19/41	340	241
4.33%, 03/15/50	175	144
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	225	246
Banque Nationale Du Canada
5.60%, 12/18/28	385	397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Barclays PLC
2.85%, 05/07/26 (k)	250	249
2.28%, 11/24/27 (k)	200	192
BlackRock, Inc.
4.70%, 03/14/29	95	96
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (j)	245	252
BNP Paribas
2.22%, 06/09/26 (j) (k)	245	244
Bread Financial Payments, Inc.
8.38%, 06/15/35 (j)	65	64
CaixaBank, S.A.
6.84%, 09/13/34 (j)	230	250
Capital One Financial Corporation
3.65%, 05/11/27	240	235
Caterpillar Financial Services Corporation
5.00%, 05/14/27	385	391
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	86
Citigroup Inc.
6.17%, 05/25/34	135	138
CNO Global Funding
2.65%, 01/06/29 (j)	445	411
Corebridge Financial, Inc.
4.40%, 04/05/52	415	332
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (j)	230	225
Danske Bank A/S
5.71%, 03/01/30 (j)	200	206
Discover Bank
2.70%, 02/06/30	250	224
Encore Capital Group, Inc.
9.25%, 04/01/29 (j) (k)	245	255
Fifth Third Bancorp
6.34%, 07/27/29	55	57
4.90%, 09/06/30	70	70
FirstCash, Inc.
6.88%, 03/01/32 (j)	249	252
Fiserv, Inc.
3.20%, 07/01/26	110	108
5.45%, 03/15/34	245	248
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	205
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	301
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	550	544
HSBC Holdings PLC
2.21%, 08/17/29 (k)	200	183
7.40%, 11/13/34	200	220
ING Groep N.V.
6.11%, 09/11/34 (k)	200	210
Intercontinental Exchange, Inc.
5.25%, 06/15/31	175	179
John Deere Capital Corporation
4.50%, 01/08/27	395	397
JPMorgan Chase & Co.
3.63%, 12/01/27	300	294
5.30%, 07/24/29	355	362
2.96%, 05/13/31	110	100
Lloyds Banking Group PLC
5.46%, 01/05/28 (k)	200	203
MassMutual Global Funding II
5.10%, 04/09/27 (b) (j)	330	335
Moody's Corporation
2.00%, 08/19/31	310	264
Morgan Stanley
3.13%, 07/27/26	275	270
5.66%, 04/18/30	330	340
3.22%, 04/22/42	300	225
National Securities Clearing Corporation
1.50%, 04/23/25 (j)	355	354
Nationwide Building Society
1.50%, 10/13/26 (j)	380	364
OneMain Finance Corporation
7.88%, 03/15/30	240	249
Osaic Holdings, Inc.
10.75%, 08/01/27 (b) (j)	450	457
PACCAR Financial Corp.
5.20%, 11/09/26	350	356
5.00%, 05/13/27	170	172
PRA Group, Inc.
8.88%, 01/31/30 (j)	250	261
RFNA, LP
7.88%, 02/15/30 (j)	135	134
RGA Global Funding
5.45%, 05/24/29 (j)	190	195
Saks Global Enterprises LLC
11.00%, 12/15/29 (j)	265	215
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	182
Santander UK Group Holdings PLC
2.47%, 01/11/28 (k)	200	192
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (j)	335	340
Standard Chartered PLC
2.61%, 01/12/28 (b) (j)	200	193
State Street Corporation
5.16%, 05/18/34	205	206
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	202
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (j)	400	325
Toronto-Dominion Bank, The
4.99%, 04/05/29 (k)	330	334
Toyota Motor Credit Corporation
4.80%, 01/05/26	350	351
UBS Group AG
4.13%, 09/24/25 (j) (k)	375	374
Wells Fargo & Company
2.39%, 06/02/28	155	148
6.30%, 10/23/29	210	221
3.07%, 04/30/41	535	399
Westpac New Zealand Limited
5.20%, 02/28/29 (j)	225	229
Willis North America Inc.
4.50%, 09/15/28	195	194
		20,941
Energy 1.5%
6297782 LLC
5.03%, 10/01/29 (j)	50	50
Aethon United BR LP
7.50%, 10/01/29 (j)	235	239
Apa Infrastructure Limited
4.25%, 07/15/27 (j)	225	223
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (j)	230	234
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	99
Canadian Natural Resources Limited
2.95%, 07/15/30	170	153
Chord Energy Corporation
6.75%, 03/15/33 (j)	245	244
Enbridge Inc.
4.25%, 12/01/26	275	274
6.20%, 11/15/30	40	42
5.63%, 04/05/34	90	91
8.25%, 01/15/84 (k)	470	496
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (j)	235	250
Energy Transfer LP
6.75%, (100, 05/15/25) (l)	40	40
5.25%, 04/15/29	120	121
3.75%, 05/15/30	75	71
6.55%, 12/01/33	100	107
8.00%, 05/15/54	232	244
Enterprise Products Operating LLC
4.60%, 01/11/27	510	513

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Harvest Midstream I, L.P.
7.50%, 09/01/28 (j)	130	131
Hess Corporation
4.30%, 04/01/27	150	149
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (j)	215	220
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (j)	230	235
NGL Energy Operating LLC
8.13%, 02/15/29 (j)	238	240
Occidental Petroleum Corporation
5.38%, 01/01/32	150	148
PBF Holding Company LLC
9.88%, 03/15/30 (j)	130	123
7.88%, 09/15/30 (j)	235	206
Permian Resources Operating, LLC
7.00%, 01/15/32 (j)	240	246
Pioneer Natural Resources Company
1.13%, 01/15/26	115	112
5.10%, 03/29/26	55	55
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	54
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (j)	235	238
Sunoco LP
7.00%, 05/01/29 (j)	245	251
Targa Resources Corp.
5.50%, 02/15/35	85	85
Targa Resources Partners LP
5.00%, 01/15/28	136	136
TotalEnergies Capital International
2.99%, 06/29/41	265	194
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (j) (l)	285	270
Vital Energy, Inc.
7.88%, 04/15/32 (b) (j)	245	228
Weatherford International Ltd
8.63%, 04/30/30 (j)	236	240
Williams Companies, Inc., The
5.15%, 03/15/34	55	54
Williams Partners L.P.
5.10%, 09/15/45	175	158
Woodside Finance Limited
3.70%, 09/15/26 (j)	475	469
		7,733
Health Care 1.2%
1261229 Bc Ltd.
10.00%, 04/15/32 (j)	200	199
AbbVie Inc.
3.20%, 05/14/26	300	296
4.70%, 05/14/45	100	90
4.25%, 11/21/49	195	162
Alcon Finance Corporation
2.60%, 05/27/30 (j)	265	238
Banner Health
1.90%, 01/01/31	70	60
Bayer US Finance LLC
6.38%, 11/21/30 (j)	200	209
Becton, Dickinson and Company
3.70%, 06/06/27	180	177
2.82%, 05/20/30	140	128
Biogen Inc.
2.25%, 05/01/30	320	283
Bristol-Myers Squibb Company
5.10%, 02/22/31	40	41
CommonSpirit Health
2.78%, 10/01/30	75	68
Community Health Systems, Inc.
10.88%, 01/15/32 (j)	220	217
CVS Health Corporation
5.05%, 03/25/48	475	405
Health Care Service Corporation, A Mutual Legal Reserve Company
5.45%, 06/15/34 (j)	120	122
Heartland Dental, LLC
10.50%, 04/30/28 (j)	405	426
Herbalife International, Inc.
12.25%, 04/15/29 (j)	279	301
Humana Inc.
2.15%, 02/03/32	120	98
5.95%, 03/15/34	165	169
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	200	206
IQVIA Inc.
6.25%, 02/01/29	90	94
Northwell Health, Inc.
3.98%, 11/01/46	175	136
Perrigo Finance Unlimited Company
4.90%, 06/15/30 (m) (n)	315	301
Providence St. Joseph Health
3.93%, 10/01/48	550	418
Revvity, Inc.
1.90%, 09/15/28	210	192
Solventum Corporation
5.40%, 03/01/29	200	204
Stanford Health Care
3.80%, 11/15/48	150	116
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	111
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	192
2.90%, 05/15/50	270	170
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	267
		6,096
Consumer Discretionary 1.0%
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (j)	240	218
AutoZone, Inc.
5.05%, 07/15/26	315	317
Carvana Co.
9.00%, 12/01/28 (j) (m) (o)	27	28
11.00%, 06/01/30 (j) (m) (o)	47	50
14.00%, 06/01/31 (j) (o)	61	68
Clarios Global LP
8.50%, 05/15/27 (j)	235	236
6.75%, 02/15/30 (j)	72	73
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (j)	233	241
EG Global Finance PLC
12.00%, 11/30/28 (j)	230	255
Expedia Group, Inc.
5.00%, 02/15/26	73	73
Hyundai Capital America
1.65%, 09/17/26 (j)	245	234
6.50%, 01/16/29 (j)	70	73
5.35%, 03/19/29 (j)	30	30
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (j)	235	244
LGI Homes, Inc.
8.75%, 12/15/28 (j)	240	250
Marriott International, Inc.
4.65%, 12/01/28	305	305
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (j)	170	170
Mohawk Industries, Inc.
5.85%, 09/18/28	160	166
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	61
3.60%, 09/01/27	150	147
5.00%, 08/19/34	250	246
Sabre GLBL Inc.
10.75%, 11/15/29 (j)	300	303
Six Flags Operations Inc.
7.25%, 05/15/31 (j)	435	436
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	421

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
TJX Companies, Inc., The
1.60%, 05/15/31	155	131
Volkswagen Group of America Finance, LLC
6.45%, 11/16/30 (j)	400	420
		5,196
Industrials 0.9%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (j)	245	249
Bombardier Inc.
7.25%, 07/01/31 (j)	240	241
Canadian National Railway Company
5.85%, 11/01/33	215	227
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	100
2.88%, 11/15/29	210	194
3.50%, 05/01/50	180	127
CRH America Finance, Inc.
5.50%, 01/09/35	350	354
Cummins Inc.
4.90%, 02/20/29	40	41
Deluxe Corporation
8.13%, 09/15/29 (j)	240	242
GATX Corporation
6.90%, 05/01/34	220	243
Ingersoll Rand Inc.
5.18%, 06/15/29	405	412
JetBlue Airways Corporation
9.88%, 09/20/31 (j)	235	232
LATAM Airlines Group S.A.
7.88%, 04/15/30 (b) (j)	295	292
Lockheed Martin Corporation
3.55%, 01/15/26	125	124
Onesky Flight, LLC
8.88%, 12/15/29 (j)	250	255
Owens Corning
5.70%, 06/15/34	115	118
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (b) (j)	251	245
Quikrete Holdings, Inc.
6.75%, 03/01/33 (j)	250	249
Republic Services, Inc.
3.38%, 11/15/27	100	98
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (b) (j)	235	234
Uber Technologies, Inc.
5.35%, 09/15/54	60	56
Waste Connections, Inc.
2.20%, 01/15/32	145	123
Waste Management, Inc.
4.88%, 02/15/34	250	249
		4,705
Communication Services 0.8%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	228
AT&T Inc.
4.35%, 03/01/29	35	35
3.50%, 06/01/41	230	178
CCO Holdings, LLC
6.38%, 09/01/29 (j)	235	234
7.38%, 03/01/31 (j)	240	244
Charter Communications Operating, LLC
6.15%, 11/10/26	215	219
6.10%, 06/01/29	75	77
Comcast Corporation
2.65%, 02/01/30	70	64
3.90%, 03/01/38	200	172
Cox Communications, Inc.
5.45%, 09/01/34 (j)	100	98
2.95%, 10/01/50 (j)	295	170
DIRECTV Financing, LLC
8.88%, 02/01/30 (j)	129	123
DISH Network Corporation
11.75%, 11/15/27 (j)	467	492
EchoStar Corporation
10.75%, 11/30/29	230	242
Gray Media, Inc.
10.50%, 07/15/29 (j)	121	126
Iliad Holding
7.00%, 04/15/32 (j)	250	251
Midcontinent Communications
8.00%, 08/15/32 (j)	242	245
Rogers Communications Inc.
4.50%, 03/15/42	315	266
Sinclair Television Group, Inc.
8.13%, 02/15/33 (j)	135	133
T-Mobile USA, Inc.
5.75%, 01/15/34	220	229
Verizon Communications Inc.
4.00%, 03/22/50	150	115
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	183
Windstream Services, LLC
8.25%, 10/01/31 (j)	185	189
		4,313
Utilities 0.7%
Ameren Corporation
5.70%, 12/01/26	215	219
American Electric Power Company, Inc.
5.20%, 01/15/29	310	315
Boston Gas Company
5.84%, 01/10/35 (j)	30	31
Cameron LNG, LLC
2.90%, 07/15/31 (j)	55	49
3.70%, 01/15/39 (j)	50	41
CMS Energy Corporation
3.00%, 05/15/26	100	98
DTE Energy Company
4.95%, 07/01/27	60	60
Duke Energy Corporation
4.85%, 01/05/27	320	322
Edison International
8.13%, 06/15/53 (b)	125	122
Enel Finance International N.V.
2.13%, 07/12/28 (j) (m)	200	184
Eversource Energy
3.30%, 01/15/28	100	97
Exelon Corporation
5.15%, 03/15/29	70	71
FirstEnergy Transmission, LLC
5.00%, 01/15/35	95	93
Georgia Power Company
5.00%, 02/23/27	160	162
New York State Electric & Gas Corporation
5.30%, 08/15/34 (j)	120	120
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (m)	155	156
NiSource Finance Corp.
3.95%, 03/30/48	150	115
NRG Energy, Inc.
10.25%, (100, 03/15/28) (j) (l)	169	186
PG&E Company
2.10%, 08/01/27	135	126
Southern California Edison Company
5.15%, 06/01/29	240	241
Southern Company Gas Capital Corporation
4.95%, 09/15/34	265	258
Talen Energy Supply, LLC
8.63%, 06/01/30 (j)	225	239
The Southern Company
5.70%, 03/15/34	165	171
Vistra Corp.
8.00%, (100, 10/15/26) (j) (l)	247	254
		3,730
Real Estate 0.6%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (b) (j)	269	239

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	270
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (j)	227	218
CBRE Services, Inc.
5.50%, 04/01/29	65	67
Crown Castle Inc.
2.25%, 01/15/31	185	158
2.10%, 04/01/31	255	214
Essex Portfolio, L.P.
3.38%, 04/15/26	525	519
Healthpeak OP, LLC
2.13%, 12/01/28	85	78
ProLogis, L.P.
4.00%, 09/15/28	410	404
Public Storage Operating Company
1.95%, 11/09/28	125	115
Realty Income Corporation
2.20%, 06/15/28	75	70
Regency Centers, L.P.
3.60%, 02/01/27	100	98
Simon Property Group, L.P.
2.65%, 02/01/32	350	303
Uniti Group Inc.
10.50%, 02/15/28 (j)	172	183
6.50%, 02/15/29 (j)	145	130
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	167
W.P. Carey Inc.
3.85%, 07/15/29	150	144
		3,377
Information Technology 0.6%
Amphenol Corporation
4.75%, 03/30/26	25	25
5.05%, 04/05/29	105	107
2.20%, 09/15/31	90	77
Atlassian Corporation
5.25%, 05/15/29	70	71
Broadcom Inc.
5.05%, 07/12/29	400	405
Cadence Design Systems, Inc.
4.30%, 09/10/29	110	109
Cloud Software Group, Inc.
9.00%, 09/30/29 (j)	235	234
8.25%, 06/30/32 (j)	240	244
Foundry JV Holdco LLC
6.15%, 01/25/32 (j)	200	208
McAfee Corp.
7.38%, 02/15/30 (j)	250	222
Microchip Technology Incorporated
5.05%, 03/15/29	95	96
Microsoft Corporation
2.92%, 03/17/52	100	67
Motorola Solutions, Inc.
5.00%, 04/15/29	95	96
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (j)	225	244
NXP B.V.
3.15%, 05/01/27	35	34
Roper Technologies, Inc.
3.80%, 12/15/26	375	371
Salesforce, Inc.
2.70%, 07/15/41	350	249
VMware LLC
1.40%, 08/15/26	320	306
		3,165
Consumer Staples 0.5%
Altria Group, Inc.
2.35%, 05/06/25	20	20
5.80%, 02/14/39	200	200
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	280
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (b) (j)	360	350
B.A.T Capital Corporation
5.83%, 02/20/31	65	68
4.39%, 08/15/37	295	258
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (j)	125	113
Kroger Co., The
5.00%, 09/15/34	70	68
Mondelez International, Inc.
4.75%, 02/20/29	365	369
Nestle Holdings, Inc.
4.85%, 03/14/33 (j)	250	251
RELX Capital Inc.
3.00%, 05/22/30	95	88
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (j)	140	146
Sigma Holdco B.V.
7.88%, 05/15/26 (j)	200	198
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (j)	145	127
Williams Scotsman, Inc.
7.38%, 10/01/31 (j)	352	362
		2,898
Materials 0.4%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	15
Celanese US Holdings LLC
6.75%, 04/15/33	185	180
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (j)	200	189
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (j)	305	279
ERO Copper Corp.
6.50%, 02/15/30 (j)	255	248
First Quantum Minerals Ltd
8.63%, 06/01/31 (j)	249	255
Ivanhoe Mines Ltd
7.88%, 01/23/30 (j)	250	252
LYB International Finance II B.V.
3.50%, 03/02/27	325	318
Martin Marietta Materials, Inc.
5.50%, 12/01/54	350	333
Nucor Corporation
3.95%, 05/01/28	233	230
		2,299
Total Corporate Bonds And Notes (cost $66,752)		64,453
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.9%
Ally Bank
Series 2024-A2-B, 4.97%, 09/15/32	209	210
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	284	258
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (h)	77	67
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (h)	78	67
Series 2021-A2-1, REMIC, 1.11%, 01/25/66 (h)	23	20
Angel Oak Mortgage Trust 2023-3
Series 2023-A1-3, REMIC, 4.80%, 09/26/67 (m)	156	154
Bank5 2024-5YR12
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (h)	80	83
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	125	129
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	82	73
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.44%, (SOFR 30-Day Average + 1.10%), 12/26/31 (h)	156	157
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	45	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Benchmark 2023-V3 Mortgage Trust
Series 2023-A3-V3, REMIC, 6.36%, 07/17/28	272	283
Benchmark 2024-V8 Mortgage Trust
Series 2024-AM-V8, REMIC, 6.63%, 07/16/29 (h)	300	314
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 5.66%, (1 Month Term SOFR + 1.34%), 02/15/39 (h)	338	336
BMO 2024-5C5 Mortgage Trust
Series 2024-A3-5C5, REMIC, 5.86%, 08/17/29	360	370
BMO 2024-C9 Mortgage Trust
Series 2024-A5-C9, REMIC, 5.76%, 07/15/34	375	390
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	18	17
BX Trust 2021-LGCY
Series 2021-C-LGCY, 5.44%, (1 Month Term SOFR + 1.12%), 10/15/36 (h)	295	292
CarMax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	95	96
Series 2023-B-3, 5.47%, 02/15/29	80	82
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
CarMax Auto Owner Trust 2024-3
Series 2024-A3-3, 4.89%, 07/16/29	45	45
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	189
Carvana Auto Receivables Trust 2024-N1
Series 2024-B-N1, 5.63%, 01/11/27	30	30
Carvana Auto Receivables Trust 2024-N3
Series 2024-B-N3, 4.67%, 12/10/30	390	390
Carvana Auto Receivables Trust 2024-P4
Series 2024-A3-P4, 4.64%, 04/10/28	65	65
Series 2024-A4-P4, 4.74%, 09/10/29	110	111
Clarus Capital Funding 2024-1 LLC
Series 2024-A2-1A, 4.71%, 05/20/27	198	198
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	5	5
COMM 2015-CCRE23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	192	191
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	285	274
Dell Equipment Finance Trust 2024-2
Series 2024-A3-2, 4.59%, 08/22/30	100	100
Drive Auto Receivables Trust 2024-2
Series 2024-B-2, 4.52%, 03/15/27	205	205
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	79	77
EFMT 2025-INV1
Series 2025-A1-INV1, REMIC, 5.63%, 03/25/70 (m)	100	100
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-B-A, 6.53%, 11/25/30	61	63
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	11	10
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 10/25/65 (h)	60	55
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	51	42
Elmwood CLO 20 Ltd
Series 2022-AR-7A, 5.80%, (3 Month Term SOFR + 1.50%), 01/21/37 (h)	250	250
Enterprise Fleet Financing 2023-2 LLC
Series 2023-A2-2, 5.56%, 10/20/26	189	190
Enterprise Fleet Financing 2024-4, LLC
Series 2024-A2-4, 4.69%, 01/20/27	55	55
Series 2024-A4-4, 4.70%, 08/20/29	75	75
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 5.81%, (1 Month Term SOFR + 1.49%), 07/15/38 (h)	113	112
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	167
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	288
GM Financial Consumer Automobile Receivables Trust 2025-1
Series 2025-A3-1, 4.62%, 06/16/28	60	60
Series 2025-A4-1, 4.73%, 08/16/28	60	61
Golub Capital Partners CLO 43B Ltd
Series 2019-A1R-43A, 5.85%, (3 Month Term SOFR + 1.34%), 10/20/37 (h)	250	249
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (h)	150	127
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.90%, 11/25/41 (h) (p)	65	56
Halseypoint CLO 6 Ltd
Series 2022-A1R-6A, 5.65%, (3 Month Term SOFR + 1.35%), 01/20/38 (h)	250	249
Highbridge Loan Management 5-2015 Ltd
Series 5A-A1R3-2015, 5.14%, (3 Month Term SOFR + 1.06%), 10/15/30 (h)	218	218
Huntington National Bank, The
Series 2025-B-1, 4.96%, 04/20/29	250	251
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 6.05%, (1 Month Term SOFR + 1.73%), 10/17/33 (h)	250	246
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	90
Jamestown CLO Ltd
Series 2020-A1R-15A, 5.67%, (3 Month Term SOFR + 1.37%), 07/15/35 (h)	250	250
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	411
MARQ Trust 2024-HOU
Series 2024-A-HOU, REMIC, 5.94%, (1 Month Term SOFR + 1.59%), 06/15/26 (h)	100	100
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.74%, 09/25/29 (h)	95	91
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 5.54%, (1 Month Term SOFR + 1.22%), 04/15/26 (h)	288	287
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	220	197
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	68	55
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	14	14
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	37	37
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 5.18%, (1 Month Term SOFR + 0.85%), 03/26/68 (h)	37	37
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	151	140
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	176	148
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	12	11
Series 2019-2A2-EXP3, REMIC, 5.53%, (1 Month Term SOFR + 1.21%), 09/25/59 (h)	5	5
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	51	44
Series 2020-2A2-EXP1, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 01/26/60 (h)	11	10
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	21	21
Octane Receivables Trust 2024-RVM1
Series 2024-A-RVM1, 5.01%, 01/22/49	93	93
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1R2-3A, 5.97%, (3 Month Term SOFR + 1.65%), 11/17/36 (h)	320	321

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Palmer Square CLO 2021-2 Ltd
Series 2021-AR1-2A, 5.55%, (3 Month Term SOFR + 1.25%), 04/15/38 (h)	255	255
Palmer Square CLO Ltd
Series 2021-A-2A, 5.71%, (3 Month Term SOFR + 1.41%), 07/17/34 (h)	255	255
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	225	226
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	77	78
Post Road Equipment Finance 2025-1 LLC
Series 2025-A2-1A, 5.34%, 05/15/31	190	191
Progress Residential 2024-SFR4 Trust
Series 2024-A-SFR4, REMIC, 3.10%, 07/19/29	100	93
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.18%, 11/25/36 (h)	223	189
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	167	149
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (m)	98	98
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	35	35
Santander Drive Auto Receivables Trust 2024-5
Series 2024-A3-5, 4.62%, 10/15/26	90	90
Series 2024-B-5, 4.63%, 06/15/27	105	105
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A3-1, 4.74%, 02/16/27	130	130
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	115	115
Series 2025-A3-1A, 5.11%, 11/21/33	115	116
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-A-DSNY, REMIC, 5.71%, (1 Month Term SOFR + 1.45%), 05/18/26 (h)	150	149
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	190	197
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	166	153
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	37	36
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	137	123
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	57	56
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	21	20
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	90	91
Series 2025-A-A1, 4.78%, 02/15/28	150	152
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (h)	54	52
Towd Point Mortgage Trust 2024-1
Series 2024-A1-1, REMIC, 4.78%, 07/25/39 (h)	236	239
Towd Point Mortgage Trust 2024-3
Series 2024-A1B-3, REMIC, 5.11%, 04/25/38 (h)	86	87
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	111	112
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	68	69
Verizon Master Trust
Series 2025-A-1, 4.71%, 01/20/28	375	378
Verus Securitization Trust 2020-1
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (h)	200	188
Series 2020-A3-1, REMIC, 3.72%, 01/25/60 (h) (m) (p)	36	35
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	36	32
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (h) (m)	89	89
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (h) (m)	156	157
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,439)		15,166
SENIOR FLOATING RATE INSTRUMENTS 0.5%
Communication Services 0.2%
AMC Entertainment Holdings, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 7.00%), 01/04/29 (h) (q)	240	239
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 0.00%, (1 Month Term SOFR + 6.56%), 04/15/29 (h) (q)	250	252
Term Loan, 0.00%, (SOFR + 4.25%), 03/20/32 (h) (q)	235	232
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (h)	135	130
		853
Information Technology 0.1%
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/14/32 (h)	250	253
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 09/10/32 (h)	170	170
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.00%), 11/12/32 (h) (q)	70	70
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/29/29 (h)	231	230
		723
Health Care 0.1%
Bausch Health Cos Inc
Term Loan, 0.00%, (SOFR + 5.25%), 01/27/27 (h) (q)	255	255
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/23/31 (h)	244	241
		496
Utilities 0.1%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 06/22/29 (h)	249	246
Consumer Discretionary 0.0%
Varsity Brands, Inc.
2025 Term Loan, 7.82%, (3 Month Term SOFR + 3.50%), 08/26/31 (h)	250	245
Financials 0.0%
Truist Insurance Holdings LLC
2nd Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.75%), 03/08/32 (h)	10	10
Total Senior Floating Rate Instruments (cost $2,574)		2,573
PREFERRED STOCKS 0.3%
Health Care 0.3%
Roche Holding AG	5	1,663
Financials 0.0%
Osaic Financial Services, Inc., 6.50%, 11/30/27	7	133
Total Preferred Stocks (cost $1,733)		1,796
INVESTMENT COMPANIES 0.0%
Sprott Asset Management LP	1	13
Total Investment Companies (cost $21)		13
WARRANTS 0.0%
Ivanhoe Electric Inc. (a) (d)	2	3
Total Warrants (cost $0)		3
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 4.20% (r) (s)	2,786	2,786
T. Rowe Price Government Reserve Fund - Class I, 4.35% (r) (s)	7,539	7,539
		10,325

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.30% (r) (s)	3,874	3,874
Total Short Term Investments (cost $14,199)		14,199
Total Investments 101.1% (cost $476,691)		536,005
Other Derivative Instruments (0.0)%		(31)
Other Assets and Liabilities, Net (1.1)%		(5,652)
Total Net Assets 100.0%		530,322

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $2,289.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $27,760 and 5.2% of the Fund.

(k) Convertible security.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(q) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	1,293	11,555	10,062	23	—	—	2,786	0.5
JNL Government Money Market Fund, 4.30% - Class SL	2,894	8,785	7,805	34	—	—	3,874	0.8
T. Rowe Price Government Reserve Fund, 4.35% - Class I	5,693	7,505	5,659	75	—	—	7,539	1.4
	9,880	27,845	23,526	132	—	—	14,199	2.7

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/08/22	437	422	0.1
Amadeus IT Holding, S.A.	04/03/20	472	627	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/T. Rowe Price Balanced Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgepoint Group PLC	07/21/21	308	338	0.1
Cellnex Telecom, S.A.	07/16/24	56	56	—
Digital Core REIT Management Pte. Ltd.	02/09/24	19	16	—
Kojamo Oyj	11/11/24	52	49	—
Lundin Gold Inc.	08/15/23	30	75	—
NAC Kazatomprom JSC	12/21/22	39	38	—
Public Joint Stock Company Alrosa	06/07/24	65	—	—
Public Joint Stock Company Polyus	09/14/23	27	—	—
Samsonite Group S.A.	08/06/19	237	275	—
Siemens Healthineers AG	01/29/19	746	844	0.2
		2,488	2,740	0.5

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	2	June 2025	221	—	1
United States 2 Year Note	15	July 2025	3,095	—	13
United States 5 Year Note	97	July 2025	10,411	(3)	80
United States Ultra Bond	2	June 2025	243	1	2
				(2)	96
Short Contracts
United States 10 Year Ultra Bond	(4)	June 2025	(455)	(1)	(2)

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.44 (Q)	0.00	1.00	06/20/30	(1,000)	(10)	(28)	(28)

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SSB	04/01/25	AUD	9	6	—
ZAR/USD	SSB	04/03/25	ZAR	477	26	—
					32	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	245,946	94,872	6	340,824
Government And Agency Obligations	—	96,978	—	96,978
Corporate Bonds And Notes	—	64,453	—	64,453
Non-U.S. Government Agency Asset-Backed Securities	—	15,166	—	15,166
Senior Floating Rate Instruments	—	2,573	—	2,573
Preferred Stocks	133	1,663	—	1,796
Investment Companies	13	—	—	13
Warrants	—	3	—	3
Short Term Investments	14,199	—	—	14,199
	260,291	275,708	6	536,005
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	96	—	—	96
Open Forward Foreign Currency Contracts	—	—	—	—
	96	—	—	96

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
Centrally Cleared Credit Default Swap Agreements	—	(28)	—	(28)
Open Forward Foreign Currency Contracts	—	—	—	—
	(2)	(28)	—	(30)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
COMMON STOCKS 99.6%
Information Technology 34.8%
Advanced Micro Devices, Inc. (a)	76	7,821
Amphenol Corporation - Class A	71	4,651
ANSYS, Inc. (a)	13	4,216
Apple Inc.	190	42,247
Applied Materials, Inc.	7	960
ASML Holding N.V. - ADR	3	2,130
Aurora Innovations Inc. - Class A (a)	530	3,562
Autodesk, Inc. (a)	27	7,059
Broadcom Inc.	60	10,068
Cadence Design Systems, Inc. (a)	7	1,882
Intuit Inc.	16	9,644
Lam Research Corporation	8	554
Marvell Technology, Inc.	26	1,615
Microsoft Corporation	169	63,287
NVIDIA Corporation	352	38,188
NXP Semiconductors N.V.	13	2,484
PTC Inc. (a)	134	20,829
Roper Technologies, Inc.	39	23,112
Salesforce, Inc.	26	7,005
Teledyne Technologies Incorporated (a)	13	6,324
Workday, Inc. - Class A (a)	35	8,205
		265,843
Health Care 19.7%
Abbott Laboratories	104	13,734
Alnylam Pharmaceuticals, Inc. (a)	5	1,359
Ascendis Pharma A/S - ADR (a)	13	2,107
Avantor, Inc. (a)	69	1,115
Becton, Dickinson and Company	104	23,785
Biogen Inc. (a)	3	360
BioNTech SE - ADR (a)	13	1,230
Cencora, Inc.	13	3,672
Cigna Group, The	20	6,566
Cytokinetics, Incorporated (a)	41	1,630
Danaher Corporation	62	12,796
Eli Lilly and Company	15	12,611
GE HealthCare Technologies Inc.	15	1,248
Humana Inc.	2	469
Icon Public Limited Company (a)	14	2,482
McKesson Corporation	22	14,732
Revvity, Inc.	154	16,298
Thermo Fisher Scientific Inc.	24	12,021
UnitedHealth Group Incorporated	41	21,238
Zoetis Inc. - Class A	7	1,147
		150,600
Industrials 9.9%
AMETEK, Inc.	6	1,060
Boeing Company, The (a)	13	2,135
Ferguson Enterprises Inc.	19	2,980
Fortive Corporation	229	16,728
IDEX Corporation	5	826
Ingersoll Rand Inc.	77	6,151
Northrop Grumman Corporation	19	9,946
RTX Corporation	130	17,281
Veralto Corporation	78	7,630
Waste Connections, Inc.	54	10,514
		75,251
Consumer Discretionary 8.8%
Amazon.com, Inc. (a)	195	37,199
Chipotle Mexican Grill, Inc. (a)	61	3,041
Hilton Worldwide Holdings Inc.	15	3,380
Marriott International, Inc. - Class A	6	1,392
McDonald's Corporation	7	2,201
NIKE, Inc. - Class B	36	2,288
Service Corporation International	72	5,815
Starbucks Corporation	33	3,261
Yum! Brands, Inc.	52	8,220
		66,797
Financials 8.0%
Arthur J. Gallagher & Co.	10	3,504
CME Group Inc. - Class A	6	1,474
Intercontinental Exchange, Inc.	17	2,974
JPMorgan Chase & Co.	45	10,991
MasterCard Incorporated - Class A	15	8,225
MSCI Inc. - Class A	2	1,032
S&P Global Inc.	6	2,844
The PNC Financial Services Group, Inc.	20	3,455
Visa Inc. - Class A	30	10,609
Willis Towers Watson Public Limited Company (b)	47	15,903
		61,011
Utilities 7.8%
Alliant Energy Corporation	71	4,585
Ameren Corporation	185	18,538
CenterPoint Energy, Inc.	466	16,868
CMS Energy Corporation	44	3,341
DTE Energy Company	36	4,982
NiSource Inc.	258	10,330
WEC Energy Group Inc.	9	993
		59,637
Communication Services 5.2%
Alphabet Inc. - Class A	124	19,119
Alphabet Inc. - Class C	11	1,701
Meta Platforms, Inc. - Class A	30	17,547
Walt Disney Company, The	11	1,122
		39,489
Energy 2.5%
Canadian Natural Resources Limited	513	15,802
Expand Energy Corporation	17	1,859
Schlumberger Limited	28	1,163
		18,824
Materials 1.5%
Linde Public Limited Company	11	5,221
Martin Marietta Materials, Inc.	3	1,237
Vulcan Materials Company	22	5,062
		11,520
Real Estate 1.2%
American Tower Corporation	23	5,100
SBA Communications Corporation - Class A	17	3,836
		8,936
Consumer Staples 0.2%
Dollar Tree, Inc. (a)	25	1,855
Total Common Stocks (cost $795,490)		759,763
SHORT TERM INVESTMENTS 2.3%
Securities Lending Collateral 2.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	16,168	16,168
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	1,471	1,471
T. Rowe Price Government Reserve Fund - Class I, 4.35% (c) (d)	24	24
		1,495
Total Short Term Investments (cost $17,663)		17,663
Total Investments 101.9% (cost $813,153)		777,426
Other Assets and Liabilities, Net (1.9)%		(14,432)
Total Net Assets 100.0%		762,994

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/T. Rowe Price Capital Appreciation Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	1,630	44,746	44,905	26	—	—	1,471	0.2
JNL Government Money Market Fund, 4.30% - Class SL	10,171	16,168	10,171	2	—	—	16,168	2.1
T. Rowe Price Government Reserve Fund, 4.35% - Class I	3	195,422	195,401	24	—	—	24	—
	11,804	256,336	250,477	52	—	—	17,663	2.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Equity Fund
Assets - Securities
Common Stocks	759,763	—	—	759,763
Short Term Investments	17,663	—	—	17,663
	777,426	—	—	777,426

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 59.5%
Information Technology 22.8%
Advanced Micro Devices, Inc. (a)	1,486	152,708
Amphenol Corporation - Class A	1,590	104,306
Apple Inc. (b)	897	199,199
ASML Holding N.V. - ADR	78	51,884
Aurora Innovations Inc. - Class A (a)	28,903	194,372
Autodesk, Inc. (a)	471	123,412
Broadcom Inc.	360	60,225
Intuit Inc.	195	119,690
Marvell Technology, Inc.	737	45,360
Microsoft Corporation (b)	2,119	795,298
NVIDIA Corporation (b)	3,354	363,491
NXP Semiconductors N.V.	161	30,659
PTC Inc. (a)	1,897	293,933
Roper Technologies, Inc. (b)	689	406,148
Salesforce, Inc. (b)	232	62,179
Teledyne Technologies Incorporated (a) (b)	86	42,818
Workday, Inc. - Class A (a)	531	123,963
		3,169,645
Health Care 15.3%
Abbott Laboratories (c)	1,102	146,211
AbbVie Inc. (c)	175	36,582
Alnylam Pharmaceuticals, Inc. (a)	146	39,288
Becton, Dickinson and Company (b) (c)	1,782	408,243
Biogen Inc. (a)	43	5,924
Cardinal Health, Inc. (c)	114	15,763
Cencora, Inc. (c)	138	38,448
Cigna Group, The	374	122,882
Danaher Corporation (b) (c)	1,071	219,541
Eli Lilly and Company	153	126,034
GE HealthCare Technologies Inc. (c)	160	12,889
Humana Inc.	23	6,205
Johnson & Johnson (c)	93	15,423
McKesson Corporation (c)	407	273,893
Revvity, Inc.	3,091	327,076
Thermo Fisher Scientific Inc. (b) (c)	268	133,432
UnitedHealth Group Incorporated (b)	397	207,770
		2,135,604
Industrials 5.9%
Ferguson Enterprises Inc.	233	37,399
Fortive Corporation	3,775	276,267
Ingersoll Rand Inc.	1,032	82,553
L3Harris Technologies, Inc. (c)	23	4,772
Lockheed Martin Corporation (c)	46	20,374
Northrop Grumman Corporation (c)	132	67,637
RTX Corporation (b) (c)	951	125,907
Veralto Corporation (b)	1,010	98,420
Waste Connections, Inc. (c)	423	82,528
Waste Management, Inc. (c)	99	22,919
		818,776
Utilities 4.5%
Alliant Energy Corporation (c)	72	4,653
Ameren Corporation	1,795	180,179
American Electric Power Company, Inc. (c)	106	11,615
CenterPoint Energy, Inc. (c)	6,468	234,334
DTE Energy Company (c)	168	23,185
Duke Energy Corporation (c)	61	7,489
Exelon Corporation (c)	304	14,018
NiSource Inc.	3,381	135,537
WEC Energy Group Inc. (c)	99	10,767
		621,777
Consumer Discretionary 4.2%
Amazon.com, Inc. (a) (b)	2,237	425,577
Hilton Worldwide Holdings Inc.	84	19,072
McDonald's Corporation (c)	91	28,519
Service Corporation International	422	33,859
Starbucks Corporation (c)	65	6,415
Yum! Brands, Inc. (b) (c)	445	70,028
		583,470
Financials 2.5%
AON Public Limited Company - Class A (c)	43	17,121
CBOE Global Markets, Inc. (c)	23	5,137
CME Group Inc. - Class A (c)	73	19,393
Intercontinental Exchange, Inc. (c)	85	14,577
Marsh & Mclennan Companies, Inc. (c)	45	10,884
MasterCard Incorporated - Class A (c)	106	58,158
Visa Inc. - Class A (b) (c)	240	84,003
Willis Towers Watson Public Limited Company (c)	430	145,423
		354,696
Communication Services 2.4%
Alphabet Inc. - Class A (b)	1,220	188,619
Meta Platforms, Inc. - Class A	259	149,243
		337,862
Energy 1.4%
Canadian Natural Resources Limited	6,194	190,784
Consumer Staples 0.3%
Keurig Dr Pepper Inc. (c)	380	13,014
PepsiCo, Inc. (c)	167	25,085
		38,099
Real Estate 0.2%
American Tower Corporation (c)	76	16,516
SBA Communications Corporation - Class A (c)	44	9,592
		26,108
Materials 0.0%
Linde Public Limited Company (c)	19	8,801
Total Common Stocks (cost $7,436,813)		8,285,622
GOVERNMENT AND AGENCY OBLIGATIONS 15.5%
U.S. Treasury Note 15.5%
Treasury, United States Department of
4.13%, 10/31/29	510,564	514,313
4.38%, 12/31/29	438,659	446,610
4.00%, 02/28/30	623,332	624,793
4.25%, 11/15/34	566,437	568,207
Total Government And Agency Obligations (cost $2,117,434)		2,153,923
CORPORATE BONDS AND NOTES 10.2%
Financials 2.8%
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (d)	21,377	21,466
7.00%, 01/15/31 (d)	7,805	7,836
AmWINS Group, Inc.
6.38%, 02/15/29 (d)	8,902	8,970
AssuredPartners, Inc.
7.50%, 02/15/32 (d) (e)	3,827	4,087
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	16,566	15,882
HUB International Limited
5.63%, 12/01/29 (d)	7,868	7,604
7.25%, 06/15/30 (d)	122,007	125,564
7.38%, 01/31/32 (d)	76,776	78,195
MSCI Inc.
4.00%, 11/15/29 (d)	15,726	15,036
3.63%, 09/01/30 - 11/01/31 (d)	32,682	30,018
3.88%, 02/15/31 (d)	14,138	13,149
3.25%, 08/15/33 (d)	12,662	10,921
Ryan Specialty, LLC
4.38%, 02/01/30 (d)	3,073	2,921
5.88%, 08/01/32 (d)	11,400	11,261
U S I, Inc.
7.50%, 01/15/32 (d)	30,789	31,476
		384,386
Consumer Discretionary 2.7%
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (d)	7,556	7,547
5.75%, 05/01/28 (d)	21,864	21,818
5.88%, 04/01/29 (d)	10,445	10,477
3.75%, 05/01/29 (d)	21,619	20,152
4.88%, 01/15/30	19,559	18,912
4.00%, 05/01/31 (d)	32,112	29,100
3.63%, 02/15/32 (d)	24,795	21,721

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	7,459	7,396
KFC Holding Co.
4.75%, 06/01/27 (d)	33,740	33,300
Life Time, Inc.
6.00%, 11/15/31 (d)	3,053	3,031
Magnum Management Corporation
5.38%, 04/15/27	24,148	23,814
6.50%, 10/01/28	12,855	12,908
5.25%, 07/15/29	7,175	6,785
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (d)	9,690	9,734
Service Corporation International
4.63%, 12/15/27	1,245	1,220
3.38%, 08/15/30	5,988	5,336
5.75%, 10/15/32	7,722	7,602
Six Flags Operations Inc.
5.50%, 04/15/27 (d)	20,984	20,708
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (d)	5,566	5,567
SkyMiles IP Ltd.
4.75%, 10/20/28 (d)	13,529	13,465
Vail Resorts, Inc.
6.50%, 05/15/32 (d)	8,391	8,486
Yum! Brands, Inc.
4.75%, 01/15/30 (d)	10,271	9,921
3.63%, 03/15/31	14,549	13,043
4.63%, 01/31/32	24,731	23,073
5.38%, 04/01/32	29,015	28,287
6.88%, 11/15/37	5,461	5,856
5.35%, 11/01/43	13,292	12,488
		381,747
Health Care 1.3%
Avantor, Inc.
4.63%, 07/15/28 (d)	33,187	32,048
3.88%, 11/01/29 (d)	23,012	21,244
Becton, Dickinson and Company
3.70%, 06/06/27	941	925
Biogen Inc.
5.20%, 09/15/45	5,773	5,217
3.15%, 05/01/50	16,368	10,245
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	13,714	13,114
3.75%, 03/15/29 (d)	12,530	11,536
4.00%, 03/15/31 (d)	9,565	8,554
Hologic, Inc.
3.25%, 02/15/29 (d)	5,964	5,502
Indigo Merger Sub Inc
2.88%, 07/15/26 (d)	3,883	3,765
IQVIA Inc.
5.00%, 05/15/27 (d)	10,348	10,210
5.70%, 05/15/28	16,869	17,208
6.50%, 05/15/30 (d)	6,498	6,619
Medline Borrower, LP
6.25%, 04/01/29 (d)	14,799	14,996
Revvity, Inc.
3.30%, 09/15/29	2,147	2,010
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d) (e)	8,129	8,030
Teleflex Incorporated
4.63%, 11/15/27	5,534	5,385
		176,608
Communication Services 1.0%
CCO Holdings, LLC
5.50%, 05/01/26 (d)	3,928	3,926
5.13%, 05/01/27 (d)	72,267	71,161
5.00%, 02/01/28 (d)	47,889	46,465
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,423
4.88%, 01/15/29	1,249	1,213
3.63%, 01/15/31	1,290	1,152
		131,340
Industrials 0.9%
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	2,168	1,901
Howmet Aerospace Inc.
3.00%, 01/15/29	3,491	3,287
Korn Ferry
4.63%, 12/15/27 (d)	7,012	6,797
TransDigm Inc.
5.50%, 11/15/27	22,180	21,929
4.63%, 01/15/29	7,509	7,139
6.38%, 03/01/29 (d)	38,208	38,617
7.13%, 12/01/31 (d)	18,064	18,613
6.63%, 03/01/32 (d)	29,955	30,332
		128,615
Real Estate 0.8%
American Tower Corporation
1.50%, 01/31/28	1,363	1,252
3.80%, 08/15/29	6,771	6,500
2.90%, 01/15/30	4,716	4,336
2.10%, 06/15/30	4,605	4,025
1.88%, 10/15/30	5,903	5,050
Crown Castle Inc.
4.30%, 02/15/29	1,789	1,748
5.60%, 06/01/29	1,371	1,401
4.90%, 09/01/29	6,836	6,806
5.20%, 09/01/34	11,393	11,138
SBA Communications Corporation
3.88%, 02/15/27	25,781	25,082
3.13%, 02/01/29	27,063	24,684
VICI Properties Inc.
5.75%, 02/01/27 (d)	3,312	3,355
3.75%, 02/15/27 (d)	4,628	4,530
4.63%, 12/01/29 (d)	1,142	1,110
4.13%, 08/15/30 (d)	3,492	3,290
VICI Properties L.P.
5.13%, 05/15/32	3,046	2,985
5.75%, 04/01/34	8,398	8,448
		115,740
Information Technology 0.6%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (d)	7,947	7,556
4.00%, 07/01/29 (d)	4,995	4,699
5.95%, 08/04/33	7,932	7,936
Broadcom Inc.
4.15%, 04/15/32 (d)	5,938	5,643
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,339
Ellucian Holdings Inc.
6.50%, 12/01/29 (d)	7,799	7,692
Gartner, Inc.
4.50%, 07/01/28 (d)	7,595	7,446
3.63%, 06/15/29 (d)	9,929	9,353
3.75%, 10/01/30 (d)	5,036	4,647
Motorola Solutions, Inc.
2.30%, 11/15/30	1,523	1,330
2.75%, 05/24/31	1,066	944
PTC Inc.
4.00%, 02/15/28 (d)	8,178	7,856
VMware LLC
4.70%, 05/15/30 (f)	3,566	3,534
Workday, Inc.
3.80%, 04/01/32	10,946	10,138
		80,113
Materials 0.1%
Ball Corporation
6.00%, 06/15/29	13,116	13,291
Martin Marietta Materials, Inc.
2.40%, 07/15/31	1,523	1,317
		14,608
Total Corporate Bonds And Notes (cost $1,401,932)		1,413,157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 9.5%
Financials 3.6%
AmWINS Group, Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 01/23/32 (g) (h)	5,534	5,485
2025 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 01/23/32 (g)	66,479	65,895
AssuredPartners, Inc.
2024 Incremental Term Loan B5, 7.82%, (1 Month Term SOFR + 3.50%), 02/15/27 (g)	69,989	70,034
Broadstreet Partners, Inc.
2024 Term Loan B4, 0.00%, (1 Month Term SOFR + 3.00%), 05/10/31 (g) (h)	1,213	1,201
2024 Term Loan B4, 7.32%, (1 Month Term SOFR + 3.00%), 05/10/31 (g)	67,179	66,538
HUB International Limited
2025 Term Loan B, 6.79%, (3 Month Term SOFR + 2.50%), 06/20/30 (g)	206,582	205,557
Press Ganey Holdings, Inc.
2024 1st Lien Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 04/30/31 (g)	26,574	26,414
Trans Union, LLC
2019 Term Loan B5, 6.17%, (1 Month Term SOFR + 1.75%), 11/13/26 (g)	2,444	2,444
Truist Insurance Holdings LLC
2nd Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.75%), 03/08/32 (g)	1,126	1,134
USI, Inc.
2024 Term Loan D, 6.58%, (3 Month Term SOFR + 2.25%), 11/23/29 (g)	21,819	21,590
2024 Term Loan C, 6.58%, (3 Month Term SOFR + 2.25%), 09/27/30 (g)	34,043	33,683
		499,975
Information Technology 2.7%
Applied Systems, Inc.
2024 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 02/07/31 (g) (h)	6,144	6,139
2024 1st Lien Term Loan, 7.08%, (3 Month Term SOFR + 2.75%), 02/07/31 (g)	128,990	128,875
2024 2nd Lien Term Loan, 9.58%, (3 Month Term SOFR + 4.50%), 02/07/32 (g)	16,658	17,000
Athenahealth Group, Inc.
2022 Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 01/27/29 (g)	21,031	20,735
CCC Intelligent Solutions Inc.
Term Loan, 6.32%, (1 Month Term SOFR + 2.00%), 09/16/28 (g)	12,517	12,485
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 10/29/29 (g)	23,524	23,461
Epicor Software Corporation
2024 Term Loan E, 7.07%, (1 Month Term SOFR + 2.75%), 05/23/31 (g)	38,761	38,631
Informatica LLC
2024 Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 10/30/28 (g)	12,159	12,144
Instructure Holdings, Inc.
2024 Term Loan, 7.32%, (3 Month Term SOFR + 3.00%), 09/11/31 (g)	35,650	35,352
2024 2nd Lien Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 09/10/32 (g)	12,817	12,801
Quartz Acquireco LLC
2025 Term Loan B, 6.57%, (3 Month Term SOFR + 2.25%), 06/28/30 (g)	8,438	8,375
Storable, Inc
2025 Term Loan B, 7.57%, (1 Month Term SOFR + 3.25%), 04/17/31 (g)	26,113	25,942
UKG Inc.
2024 Term Loan B, 7.30%, (3 Month Term SOFR + 3.00%), 01/30/31 (g)	39,211	39,107
		381,047
Industrials 1.3%
CPI Holdco B LLC
2024 Incremental Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 05/19/31 (g)	31,494	31,238
Filtration Group Corporation
2025 USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 10/21/28 (g) (h)	3,853	3,846
2025 EUR Term Loan B, 6.04%, (1 Month EURIBOR + 3.50%), 10/21/28, EUR (g)	13,832	14,905
2025 USD Term Loan B, 7.32%, (1 Month Term SOFR + 3.00%), 12/26/28 (g)	67,140	67,014
Mariner Wealth Advisors LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 08/18/28 (g) (h)	2,132	2,123
Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 08/18/28 (g)	5,440	5,418
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.04%, (3 Month Term SOFR + 3.75%), 09/16/27 (g)	16,673	16,821
TransDigm, Inc.
2024 Term Loan I, 0.00%, (3 Month Term SOFR + 2.75%), 08/24/28 (g) (h)	6,220	6,215
2024 Term Loan I, 7.08%, (3 Month Term SOFR + 2.75%), 08/24/28 (g)	7,722	7,716
2024 Term Loan K, 7.08%, (3 Month Term SOFR + 2.75%), 02/22/30 (g)	26,122	26,068
		181,364
Consumer Discretionary 0.9%
Four Seasons Hotels Limited
2024 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 11/30/29 (g) (h)	420	420
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 0.00%, (1 Month Term SOFR + 1.75%), 11/09/30 (g) (h)	7,422	7,411
2023 Term Loan B4, 6.07%, (1 Month Term SOFR + 1.75%), 11/09/30 (g)	42,243	42,183
IRB Holding Corp
2024 1st Lien Term Loan B, 6.82%, (1 Month Term SOFR + 2.50%), 12/15/27 (g)	28,012	27,818
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.50%), 03/21/31 (g) (h)	3,760	3,743
Varsity Brands, Inc.
2025 Term Loan, 7.82%, (3 Month Term SOFR + 3.50%), 08/26/31 (g)	38,452	37,623
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 1.75%), 05/28/30 (g) (h)	3,491	3,489
		122,687
Health Care 0.7%
ADMI Corp.
2021 Incremental Term Loan B3, 8.19%, (1 Month Term SOFR + 3.75%), 12/23/27 (g)	10,047	9,953
2021 Term Loan B2, 7.81%, (1 Month Term SOFR + 3.38%), 12/31/27 (g)	1,801	1,779
Avantor Funding, Inc.
2024 Term Loan, 6.42%, (1 Month Term SOFR + 2.00%), 11/08/27 (g)	169	169
Loire Finco Luxembourg S.a.r.l.
USD Term Loan B, 7.92%, (1 Month Term SOFR + 3.50%), 01/24/27 (g)	37,326	37,174
2021 USD Term Loan B2, 8.17%, (1 Month Term SOFR + 3.75%), 04/20/27 (g)	6,755	6,728
Term Loan, 0.00%, (SOFR + 4.00%), 01/31/30 (g) (h)	1,302	1,297
Medline Borrower, LP
2024 USD Add-on Term Loan B, 6.57%, (1 Month Term SOFR + 2.25%), 10/23/28 (g)	37,937	37,850
		94,950
Communication Services 0.3%
SBA Senior Finance II LLC
2024 Term Loan B, 6.08%, (1 Month Term SOFR + 1.75%), 01/20/31 (g)	44,107	44,050
Total Senior Floating Rate Instruments (cost $1,330,394)		1,324,073
PREFERRED STOCKS 0.2%
Industrials 0.2%
Boeing Company, The, 6.00%, 10/15/27 (i)	369	22,093

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Utilities 0.0%
CMS Energy Corporation, 5.88%, 10/15/78 (e)	162	3,618
Total Preferred Stocks (cost $23,747)		25,711
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,061	2,026
Series 2019-A2-1A, 3.67%, 10/25/29 (d)	2,822	2,657
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	616
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,482)		5,299
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.8%
T. Rowe Price Government Reserve Fund - Class I, 4.35% (j) (k)	663,282	663,282
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (j) (k)	2,951	2,951
Total Short Term Investments (cost $666,233)		666,233
Total Investments 99.7% (cost $12,982,035)		13,874,018
Other Derivative Instruments (0.3)%		(43,218)
Other Assets and Liabilities, Net 0.6%		90,326
Total Net Assets 100.0%		13,921,126

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $1,020,776 and 7.3% of the Fund.

(e) All or a portion of the security was on loan as of March 31, 2025.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Convertible security.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	7,195	283,594	290,789	160	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	17,825	503,256	518,130	336	—	—	2,951	—
T. Rowe Price Government Reserve Fund, 4.35% - Class I	760,348	903,255	1,000,321	8,977	—	—	663,282	4.8
T. Rowe Price Institutional Floating Rate Fund	1,647	30	1,669	23	(96)	88	—	—
	787,015	1,690,135	1,810,909	9,496	(96)	88	666,233	4.8

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Abbott Laboratories	BOA	Call	145.00	01/16/26	680	9,860	(461)
Abbott Laboratories	BOA	Call	130.00	01/16/26	1,372	17,836	(1,866)
AbbVie Inc.	BOA	Call	210.00	01/16/26	832	17,472	(1,589)
AbbVie Inc.	BOA	Call	195.00	01/16/26	914	17,823	(2,498)
Alliant Energy Corporation	UBS	Call	67.50	07/18/25	723	4,880	(130)
American Electric Power Company, Inc.	GSC	Call	115.00	01/16/26	453	5,210	(258)
American Electric Power Company, Inc.	GSC	Call	110.00	01/16/26	610	6,710	(488)
American Tower Corporation	GSC	Call	210.00	01/16/26	759	15,939	(1,848)
AON Public Limited Company	WFI	Call	430.00	12/19/25	231	9,933	(440)
AON Public Limited Company	WFI	Call	390.00	12/19/25	198	7,722	(772)
Becton, Dickinson and Company	GSC	Call	255.00	09/19/25	318	8,109	(143)
Cardinal Health, Inc.	BCL	Call	140.00	01/16/26	1,144	16,016	(1,402)
CBOE Global Markets, Inc.	BCL	Call	230.00	01/16/26	227	5,221	(426)
Cencora, Inc.	UBS	Call	270.00	01/16/26	353	9,531	(1,114)
Cencora, Inc.	UBS	Call	260.00	01/16/26	457	11,882	(1,702)
CenterPoint Energy, Inc.	BOA	Call	35.00	12/19/25	3,631	12,709	(1,471)
CME Group Inc.	BCL	Call	270.00	01/16/26	427	11,529	(798)
CME Group Inc.	BCL	Call	250.00	01/16/26	304	7,600	(930)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Danaher Corporation	UBS	Call	330.00	01/16/26	786	25,938	(77)
DTE Energy Company	WFI	Call	135.00	07/18/25	1,192	16,092	(960)
Duke Energy Corporation	UBS	Call	120.00	01/16/26	609	7,308	(606)
Exelon Corporation	UBS	Call	47.00	01/16/26	756	3,553	(234)
Exelon Corporation	UBS	Call	45.00	01/16/26	2,286	10,287	(940)
GE HealthCare Technologies Inc.	WFI	Call	97.50	01/16/26	835	8,141	(250)
GE HealthCare Technologies Inc.	WFI	Call	100.00	01/16/26	762	7,620	(183)
Intercontinental Exchange, Inc.	GSC	Call	185.00	01/16/26	378	6,993	(348)
Intercontinental Exchange, Inc.	GSC	Call	165.00	01/16/26	457	7,541	(916)
Johnson & Johnson	WFI	Call	170.00	01/16/26	930	15,810	(916)
Keurig Dr Pepper Inc.	UBS	Call	35.00	01/16/26	3,803	13,311	(912)
L3Harris Technologies, Inc.	WFI	Call	230.00	12/19/25	228	5,244	(243)
Linde Public Limited Company	WFI	Call	510.00	01/16/26	189	9,639	(363)
Lockheed Martin Corporation	BOA	Call	520.00	01/16/26	275	14,300	(462)
Lockheed Martin Corporation	BOA	Call	500.00	01/16/26	181	9,050	(357)
Marsh & Mclennan Companies, Inc.	BCL	Call	250.00	12/19/25	446	11,150	(687)
MasterCard Incorporated	BCL	Call	620.00	01/16/26	151	9,362	(318)
MasterCard Incorporated	BCL	Call	580.00	01/16/26	305	17,690	(1,095)
McDonald's Corporation	CIT	Call	340.00	01/16/26	304	10,336	(381)
McDonald's Corporation	CIT	Call	320.00	01/16/26	609	19,488	(1,315)
McKesson Corporation	GSC	Call	680.00	01/16/26	113	7,684	(802)
McKesson Corporation	GSC	Call	660.00	01/16/26	114	7,524	(918)
Northrop Grumman Corporation	CIT	Call	560.00	01/16/26	305	17,080	(874)
Northrop Grumman Corporation	CIT	Call	530.00	01/16/26	182	9,646	(748)
PepsiCo, Inc.	CIT	Call	165.00	01/16/26	914	15,081	(503)
PepsiCo, Inc.	CIT	Call	160.00	01/16/26	759	12,144	(550)
RTX Corporation	GSC	Call	140.00	01/16/26	1,125	15,750	(987)
SBA Communications Corporation	JPM	Call	230.00	12/19/25	436	10,028	(698)
Starbucks Corporation	WFI	Call	125.00	01/16/26	654	8,175	(178)
Thermo Fisher Scientific Inc.	GSC	Call	600.00	01/16/26	133	7,980	(229)
Visa Inc.	GSC	Call	390.00	01/16/26	497	19,383	(763)
Visa Inc.	GSC	Call	360.00	01/16/26	457	16,452	(1,289)
Visa Inc.	JPM	Call	110.00	12/19/25	609	6,699	(435)
Waste Connections, Inc.	UBS	Call	210.00	09/19/25	459	9,639	(227)
Waste Management, Inc.	JPM	Call	250.00	01/16/26	228	5,700	(233)
Waste Management, Inc.	JPM	Call	230.00	01/16/26	762	17,526	(1,516)
WEC Energy Group Inc.	JPM	Call	115.00	12/19/25	379	4,359	(148)
Willis Towers Watson Public Limited Company	UBS	Call	360.00	07/18/25	273	9,828	(216)
Yum! Brands, Inc.	WFI	Call	160.00	01/16/26	694	11,104	(878)
Yum! Brands, Inc.	WFI	Call	145.00	01/16/26	533	7,729	(1,127)
							(43,218)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	8,285,622	—	—	8,285,622
Government And Agency Obligations	—	2,153,923	—	2,153,923
Corporate Bonds And Notes	—	1,413,157	—	1,413,157
Senior Floating Rate Instruments	—	1,324,073	—	1,324,073
Preferred Stocks	25,711	—	—	25,711
Non-U.S. Government Agency Asset-Backed Securities	—	5,299	—	5,299
Short Term Investments	666,233	—	—	666,233
	8,977,566	4,896,452	—	13,874,018
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(43,218)	—	(43,218)
	—	(43,218)	—	(43,218)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Growth Stock Fund
COMMON STOCKS 97.9%
Information Technology 47.7%
Amphenol Corporation - Class A	1,056	69,236
Apple Inc.	4,761	1,057,576
AppLovin Corporation - Class A (a)	274	72,525
ASML Holding N.V. - ADR	72	48,055
Atlassian Corporation - Class A (a)	182	38,681
Broadcom Inc.	818	136,908
CrowdStrike Holdings, Inc. - Class A (a)	51	17,855
Dynatrace, Inc. (a)	632	29,802
HubSpot, Inc. (a)	127	72,611
Intuit Inc.	204	125,099
Keysight Technologies, Inc. (a)	167	25,086
Microsoft Corporation	2,603	977,323
Monday.Com Ltd. (a)	20	4,806
NVIDIA Corporation	7,897	855,868
Roper Technologies, Inc.	177	104,386
Samsara Inc. - Class A (a)	461	17,668
ServiceNow, Inc. (a)	192	152,760
Shopify Inc. - Class A (a)	803	76,716
Snowflake Inc. - Class A (a)	483	70,661
Synopsys, Inc. (a)	163	69,827
Taiwan Semiconductor Manufacturing Company Limited - ADR	385	63,860
Teledyne Technologies Incorporated (a)	172	85,802
		4,173,111
Consumer Discretionary 15.2%
Amazon.com, Inc. (a)	3,903	742,610
Booking Holdings Inc.	12	53,933
Carvana Co. - Class A (a)	61	12,706
Chipotle Mexican Grill, Inc. (a)	1,954	98,107
Coupang, Inc. - Class A (a)	2,397	52,557
Duolingo, Inc. - Class A (a)	88	27,307
Ferrari N.V.	144	61,745
Floor & Decor Holdings, Inc. - Class A (a)	264	21,215
Lululemon Athletica Inc. (a)	255	72,237
MercadoLibre, Inc. (a)	20	39,212
Starbucks Corporation	558	54,751
Tesla Inc. (a)	359	93,104
		1,329,484
Communication Services 14.7%
Alphabet Inc. - Class A	3,253	503,125
Meta Platforms, Inc. - Class A	821	473,168
Netflix, Inc. (a)	231	215,486
Pinterest, Inc. - Class A (a)	961	29,784
Spotify Technology S.A. (a)	115	63,181
		1,284,744
Health Care 10.7%
argenx SE - ADR (a)	130	76,878
Cigna Group, The	228	74,912
Danaher Corporation	475	97,288
Eli Lilly and Company	358	295,751
IDEXX Laboratories, Inc. (a)	25	10,577
Intuitive Surgical, Inc. (a)	286	141,507
Natera, Inc. (a)	278	39,269
Stryker Corporation	136	50,533
Thermo Fisher Scientific Inc.	97	48,116
UnitedHealth Group Incorporated	191	99,969
		934,800
Financials 7.7%
Charles Schwab Corporation, The	994	77,836
Fiserv, Inc. (a)	413	91,177
MasterCard Incorporated - Class A	396	217,269
Visa Inc. - Class A	812	284,509
		670,791
Industrials 1.2%
Boeing Company, The (a)	432	73,680
Rockwell Automation, Inc.	137	35,518
		109,198
Materials 0.7%
Linde Public Limited Company	141	65,525
Total Common Stocks (cost $5,425,989)		8,567,653
PREFERRED STOCKS 0.4%
Health Care 0.4%
Sartorius Aktiengesellschaft	136	31,744
Total Preferred Stocks (cost $50,169)		31,744
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	1,350	1,350
T. Rowe Price Government Reserve Fund - Class I, 4.35% (b) (c)	77,785	77,785
Total Short Term Investments (cost $79,135)		79,135
Total Investments 99.2% (cost $5,555,293)		8,678,532
Other Assets and Liabilities, Net 0.8%		68,007
Total Net Assets 100.0%		8,746,539

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/T. Rowe Price Growth Stock Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,600	43,576	46,826	51	—	—	1,350	—
T. Rowe Price Government Reserve Fund, 4.35% - Class I	38,079	341,068	301,362	330	—	—	77,785	0.9
	42,679	384,644	348,188	381	—	—	79,135	0.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Growth Stock Fund
Assets - Securities
Common Stocks	8,567,653	—	—	8,567,653
Preferred Stocks	—	31,744	—	31,744
Short Term Investments	79,135	—	—	79,135
	8,646,788	31,744	—	8,678,532

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.1%
Health Care 19.7%
Acadia Healthcare Company, Inc. (a)	73	2,213
Agilent Technologies, Inc.	625	73,171
Alcon AG	529	50,190
Align Technology, Inc. (a)	151	23,956
Alnylam Pharmaceuticals, Inc. (a)	282	76,229
argenx SE - ADR (a)	5	3,019
Ascendis Pharma A/S - ADR (a)	176	27,369
Avantor, Inc. (a)	3,449	55,903
Biogen Inc. (a)	196	26,834
Blueprint Medicines Corporation (a)	21	1,885
Bruker Corporation	767	32,031
Cooper Companies, Inc., The (a)	567	47,860
CRISPR Therapeutics AG (a) (b)	256	8,724
Cytokinetics, Incorporated (a)	341	13,705
Encompass Health Corporation	171	17,299
Enovis Corporation (a)	512	19,560
Exact Sciences Corporation (a)	171	7,383
Hologic, Inc. (a)	1,458	90,061
Insmed Incorporated (a)	46	3,484
Ionis Pharmaceuticals, Inc. (a)	977	29,480
Mettler-Toledo International Inc. (a)	32	38,025
Molina Healthcare, Inc. (a)	94	30,897
Penumbra, Inc. (a)	37	10,001
QuidelOrtho Corporation (a)	572	19,989
Sarepta Therapeutics, Inc. (a)	152	9,729
Teleflex Incorporated	506	69,883
Vaxcyte, Inc. (a)	128	4,818
Veeva Systems Inc. - Class A (a)	430	99,717
West Pharmaceutical Services, Inc.	39	8,642
		902,057
Information Technology 17.4%
Amphenol Corporation - Class A	473	31,024
Atlassian Corporation - Class A (a)	158	33,529
CCC Intelligent Solutions Holdings Inc. (a)	4,706	42,494
Cognex Corporation	385	11,499
Fair Isaac Corporation (a)	22	40,940
Fortinet, Inc. (a)	34	3,282
Gartner, Inc. (a)	87	36,433
Keysight Technologies, Inc. (a)	273	40,872
Lattice Semiconductor Corporation (a)	1,304	68,384
Littelfuse, Inc.	32	6,374
Marvell Technology, Inc.	978	60,209
Microchip Technology Incorporated	1,346	65,165
Monday.Com Ltd. (a)	71	17,337
MongoDB, Inc. - Class A (a)	44	7,718
Monolithic Power Systems, Inc.	26	14,927
NXP Semiconductors N.V.	116	22,104
OneStream, Inc. - Class A (a)	361	7,701
PTC Inc. (a)	514	79,665
Pure Storage, Inc. - Class A (a)	687	30,414
Roper Technologies, Inc.	27	16,155
SailPoint, Inc. (a)	206	3,856
ServiceTitan, Inc. - Class A (a)	25	2,360
Tyler Technologies, Inc. (a)	132	76,685
Zoom Communications, Inc. - Class A (a)	529	39,010
Zscaler, Inc. (a)	213	42,303
		800,440
Industrials 16.1%
Broadridge Financial Solutions, Inc.	183	44,491
BWXT Government Group, Inc.	359	35,406
Equifax Inc.	162	39,481
ESAB Corporation	430	50,137
Ferguson Enterprises Inc.	199	31,854
Fortive Corporation	855	62,543
IDEX Corporation	138	24,901
Ingersoll Rand Inc.	797	63,760
ITT Inc.	143	18,522
J.B. Hunt Transport Services, Inc.	256	37,828
Old Dominion Freight Line, Inc.	212	35,140
Paylocity Holding Corporation (a)	303	56,778
Quanta Services, Inc.	69	17,437
StandardAero, Inc. (a)	553	14,743
Textron Inc.	936	67,604
TransUnion	282	23,395
UL Solutions Inc. - Class A	271	15,269
United Rentals, Inc.	13	8,022
Veralto Corporation	268	26,146
Verisk Analytics, Inc.	85	25,387
Waste Connections, Inc.	120	23,325
XPO, Inc. (a)	160	17,181
		739,350
Consumer Discretionary 13.6%
Bath & Body Works, Inc.	758	22,987
Birkenstock Holding PLC (a)	420	19,257
Bright Horizons Family Solutions, Inc. (a)	251	31,908
Burlington Stores, Inc. (a)	176	41,980
DK Crown Holdings Inc. - Class A (a)	1,542	51,213
Domino's Pizza, Inc.	165	76,011
Duolingo, Inc. - Class A (a)	72	22,204
Hilton Worldwide Holdings Inc.	238	54,271
Lululemon Athletica Inc. (a)	63	17,861
On Holding AG - Class A (a)	281	12,333
Planet Fitness, Inc. - Class A (a)	479	46,325
Ross Stores, Inc.	409	52,317
Texas Roadhouse, Inc. - Class A	118	19,712
TopBuild Corp. (a)	42	12,716
Ulta Beauty, Inc. (a)	75	27,361
Viking Holdings Ltd (a)	721	28,664
Wingstop Inc.	43	9,610
Yum! Brands, Inc.	496	77,983
		624,713
Financials 9.2%
Assurant, Inc.	335	70,245
AXIS Capital Holdings Limited	257	25,802
CBOE Global Markets, Inc.	222	50,214
Corpay Inc (a)	132	46,058
Intercontinental Exchange, Inc.	234	40,451
Markel Group Inc. (a)	13	24,118
MarketAxess Holdings Inc.	179	38,683
MSCI Inc. - Class A	9	4,831
Raymond James Financial, Inc.	341	47,368
Toast, Inc. - Class A (a)	1,132	37,542
TPG Inc. - Class A	150	7,133
Tradeweb Markets Inc. - Class A	201	29,811
		422,256
Energy 5.8%
Cheniere Energy, Inc.	375	86,752
EQT Corporation	1,025	54,792
Expand Energy Corporation	284	31,648
Range Resources Corporation	601	24,002
TechnipFMC PLC	2,131	67,540
		264,734
Communication Services 5.0%
Liberty Media Corporation - Series C (a)	680	61,188
Liberty Media Corporation - Series C (a)	204	13,935
Live Nation Entertainment, Inc. (a)	58	7,587
Match Group, Inc.	529	16,503
Reddit, Inc. - Class A (a)	247	25,867
Spotify Technology S.A. (a)	51	28,107
The New York Times Company - Class A	652	32,319
Trade Desk, Inc., The - Class A (a)	810	44,307
		229,813
Materials 4.5%
Avery Dennison Corporation	347	61,702
Ball Corporation	1,111	57,850
Martin Marietta Materials, Inc.	98	46,905
RPM International Inc.	149	17,259
Sealed Air Corporation	834	24,100
		207,816
Consumer Staples 3.9%
Casey's General Stores, Inc.	134	57,944
Dollar Tree, Inc. (a)	812	60,934
Maplebear Inc. (a)	429	17,097

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
McCormick & Company, Incorporated	323	26,578
Reynolds Consumer Products Inc.	494	11,789
Treehouse Foods, Inc. (a)	192	5,190
		179,532
Real Estate 0.9%
CoStar Group, Inc. (a)	531	42,087
Total Common Stocks (cost $3,731,525)		4,412,798
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	4,248	4,248
T. Rowe Price Government Reserve Fund - Class I, 4.35% (c) (d)	176,023	176,023
		180,271
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	613	613
Total Short Term Investments (cost $180,884)		180,884
Total Investments 100.0% (cost $3,912,409)		4,593,682
Other Assets and Liabilities, Net (0.0)%		(888)
Total Net Assets 100.0%		4,592,794

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,545	30,326	30,623	53	—	—	4,248	0.1
JNL Government Money Market Fund, 4.30% - Class SL	1,715	12,436	13,538	29	—	—	613	—
T. Rowe Price Government Reserve Fund, 4.35% - Class I	119,773	181,959	125,709	1,530	—	—	176,023	3.8
	126,033	224,721	169,870	1,612	—	—	180,884	3.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,412,798	—	—	4,412,798
Short Term Investments	180,884	—	—	180,884
	4,593,682	—	—	4,593,682

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 44.9%
Financials 14.0%
AerCap Ireland Capital Designated Activity Company
6.10%, 01/15/27	545	557
6.45%, 04/15/27	2,574	2,656
AIG Global Funding
4.65%, 08/20/27 (a)	605	606
5.20%, 01/12/29 (a)	585	593
American Express Company
5.10%, 02/16/28	665	673
5.04%, 07/26/28	1,045	1,058
5.53%, 04/25/30	1,280	1,321
American Honda Finance Corporation
5.65%, 11/15/28	1,895	1,959
Athene Global Funding
5.68%, 02/23/26 (a)	1,715	1,735
4.86%, 08/27/26 (a)	1,290	1,294
5.35%, 07/09/27 (a)	1,260	1,277
Avolon Holdings Funding Limited
2.13%, 02/21/26 (a)	2,335	2,280
6.38%, 05/04/28 (a)	740	765
5.75%, 03/01/29 (a)	1,215	1,238
Banco Santander, S.A.
5.55%, 03/14/28 (b)	1,000	1,015
Bank of America Corporation
3.38%, 04/02/26	1,860	1,860
5.08%, 01/20/27	1,650	1,656
1.73%, 07/22/27	1,290	1,243
Bank of Montreal
3.70%, 06/07/25 (b)	2,990	2,983
Bank of New York Mellon Corporation, The
4.41%, 07/24/26	1,810	1,809
4.95%, 04/26/27	1,865	1,874
Banque Federative du Credit Mutuel
4.94%, 01/26/26 (a) (b)	1,495	1,501
Barclays PLC
5.30%, 08/09/26 (b)	1,485	1,489
7.33%, 11/02/26 (b)	1,380	1,400
5.09%, 02/25/29 (b)	1,260	1,268
Brighthouse Financial, Inc.
1.55%, 05/24/26 (a)	460	443
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,609
Capital One Financial Corporation
4.99%, 07/24/26	1,650	1,650
7.15%, 10/29/27	760	788
6.31%, 06/08/29	995	1,035
Charles Schwab Corporation, The
2.45%, 03/03/27	3,084	2,973
Citigroup Inc.
4.40%, 06/10/25	975	974
3.11%, 04/08/26	1,680	1,679
5.17%, 02/13/30	1,170	1,184
CNO Global Funding
1.75%, 10/07/26 (a)	2,065	1,974
Corebridge Financial, Inc.
3.50%, 04/04/25	1,350	1,350
Credit Agricole SA
5.23%, 01/09/29 (a) (b)	1,655	1,673
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (a)	790	794
5.00%, 01/15/27 (a)	630	634
5.13%, 09/25/27 (a)	1,025	1,033
Danske Bank A/S
6.26%, 09/22/26 (a)	845	851
5.43%, 03/01/28 (a)	1,210	1,230
4.61%, 10/02/30 (a) (b)	1,115	1,098
Equitable Financial Life Global Funding
1.70%, 11/12/26 (a)	1,255	1,201
Fiserv, Inc.
5.15%, 03/15/27	1,495	1,510
Ford Motor Credit Company LLC
5.13%, 06/16/25 - 11/05/26	3,040	3,031
5.80%, 03/05/27	1,485	1,490
5.92%, 03/20/28	840	843
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (a)	2,810	2,842
GA Global Funding Trust
5.40%, 01/13/30 (a)	1,530	1,558
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	1,730	1,740
5.35%, 07/15/27	1,710	1,723
5.05%, 04/04/28	2,200	2,201
Goldman Sachs Group, Inc., The
3.50%, 04/01/25	2,045	2,045
4.48%, 08/23/28	1,225	1,222
HSBC Holdings PLC
1.65%, 04/18/26 (b)	3,520	3,512
5.60%, 05/17/28	1,585	1,610
5.13%, 11/19/28 (b)	1,645	1,657
4.90%, 03/03/29 (b)	1,410	1,414
ING Groep N.V.
4.86%, 03/25/29 (b)	1,610	1,616
Intercontinental Exchange, Inc.
3.63%, 09/01/28	873	851
JPMorgan Chase & Co.
2.08%, 04/22/26	3,200	3,195
4.08%, 04/26/26	1,585	1,584
5.24%, (SOFR + 0.89%), 04/22/27 (c)	1,265	1,269
5.04%, 01/23/28	1,170	1,180
4.98%, 07/22/28	1,175	1,185
Lloyds Banking Group PLC
5.46%, 01/05/28 (b)	1,175	1,190
LPL Holdings, Inc.
5.70%, 05/20/27	1,940	1,970
6.75%, 11/17/28	600	634
Marsh & Mclennan Companies, Inc.
4.55%, 11/08/27	2,080	2,090
Morgan Stanley
6.14%, 10/16/26	1,925	1,940
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (d)	1,555	1,560
Nasdaq, Inc.
5.65%, 06/28/25 (e)	308	309
National Rural Utilities Cooperative Finance Corporation
5.10%, 05/06/27	884	895
4.12%, 09/16/27	674	668
4.80%, 03/15/28	1,172	1,186
Nordea Bank Abp
3.60%, 06/06/25 (a)	5,775	5,768
Northern Trust Corporation
3.95%, 10/30/25	1,085	1,081
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	1,430	1,428
PT. Bank Mandiri (Persero) Tbk.
5.50%, 04/04/26 (d)	1,710	1,719
QNB Finance Ltd
2.63%, 05/12/25 (d)	2,000	1,994
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	1,264	1,253
S&P Global Inc.
2.45%, 03/01/27	3,630	3,513
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	795	803
Santander Holdings USA, Inc.
6.12%, 05/31/27	240	243
2.49%, 01/06/28	1,360	1,303
Societe Generale
5.52%, 01/19/28 (a)	1,635	1,650
Standard Chartered PLC
4.30%, 02/19/27 (a)	788	780
5.69%, 05/14/28 (a)	1,180	1,200
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	840	841
4.76%, 01/26/27	1,860	1,860

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
The Western Union Company
1.35%, 03/15/26 (e)	3,993	3,862
U.S. Bancorp
5.73%, 10/21/26	1,140	1,147
4.55%, 07/22/28	1,815	1,814
UBS Group AG
4.49%, 05/12/26 (a)	695	695
1.49%, 08/10/27 (a) (b)	905	866
6.33%, 12/22/27 (a)	1,305	1,340
Wells Fargo & Company
3.91%, 04/25/26	1,830	1,829
2.19%, 04/30/26	1,455	1,452
4.54%, 08/15/26	2,080	2,079
4.90%, 01/24/28	2,090	2,102
		154,625
Energy 4.6%
6297782 LLC
4.91%, 09/01/27 (a)	1,595	1,596
BP Capital Markets America Inc.
4.23%, 11/06/28	892	884
BP Capital Markets P.L.C.
3.72%, 11/28/28	1,305	1,273
Canadian Natural Resources Limited
2.05%, 07/15/25	2,710	2,688
3.85%, 06/01/27	1,243	1,223
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	1,518	1,529
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	294
DCP Midstream Operating, LP
5.38%, 07/15/25	2,187	2,191
Diamondback Energy, Inc.
5.20%, 04/18/27	805	815
Enbridge Inc.
5.90%, 11/15/26	730	744
6.00%, 11/15/28	600	624
Energy Transfer LP
2.90%, 05/15/25	480	479
6.05%, 12/01/26	2,770	2,831
5.25%, 07/01/29	960	974
EnLink Midstream Partners, LP
4.85%, 07/15/26	2,657	2,662
EQT Corporation
3.13%, 05/15/26 (a)	480	470
Equinor ASA
2.88%, 04/06/25	3,880	3,879
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (a)	940	928
HF Sinclair Corporation
5.75%, 01/15/31	1,655	1,676
Occidental Petroleum Corporation
5.88%, 09/01/25	1,446	1,448
5.00%, 08/01/27	950	954
5.20%, 08/01/29	680	681
ONEOK, Inc.
5.55%, 11/01/26	1,325	1,343
4.25%, 09/24/27	2,280	2,259
Ovintiv Canada ULC
5.65%, 05/15/25	1,535	1,536
Pioneer Natural Resources Company
5.10%, 03/29/26	1,634	1,646
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	2,771	2,794
Schlumberger Holdings Corporation
3.90%, 05/17/28 (a)	2,067	2,034
Schlumberger Investment S.A.
4.50%, 05/15/28	1,135	1,127
Tengizchevroil Finance Company S.A R.L.
4.00%, 08/15/26 (d)	2,240	2,190
Valero Energy Corporation
5.15%, 02/15/30	515	519
Williams Companies, Inc., The
5.40%, 03/02/26	3,205	3,228
4.80%, 11/15/29	980	983
Woodside Finance Limited
3.70%, 09/15/26 (a)	657	649
		51,151
Consumer Discretionary 4.6%
Advance Auto Parts, Inc.
5.90%, 03/09/26	1,485	1,483
Aptiv PLC
4.65%, 09/13/29	805	793
BMW US Capital, LLC
4.60%, 08/13/27 (a)	2,875	2,878
Darden Restaurants, Inc.
4.35%, 10/15/27	1,620	1,608
Hyundai Capital America
6.25%, 11/03/25 (a)	820	828
5.50%, 03/30/26 (a)	885	893
5.25%, 01/08/27 (a)	620	625
4.85%, 03/25/27 (a)	1,080	1,082
5.00%, 01/07/28 (a)	1,340	1,344
5.60%, 03/30/28 (a)	1,180	1,202
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	828
Lowe`s Companies, Inc.
3.35%, 04/01/27	680	666
Marriott International, Inc.
3.13%, 06/15/26	2,125	2,088
Mattel, Inc.
3.38%, 04/01/26 (a)	1,914	1,885
5.88%, 12/15/27 (a)	1,530	1,533
McDonald's Corporation
3.80%, 04/01/28	2,506	2,465
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 - 01/11/27 (a)	5,030	5,048
Mohawk Industries, Inc.
5.85%, 09/18/28	784	812
O'Reilly Automotive, Inc.
5.75%, 11/20/26	3,362	3,424
Ross Stores, Inc.
4.60%, 04/15/25	4,010	4,009
0.88%, 04/15/26	2,130	2,051
Starbucks Corporation
2.00%, 03/12/27	450	430
4.00%, 11/15/28	458	451
Stellantis Finance US Inc.
5.35%, 03/17/28 (a)	200	200
V.F. Corporation
2.80%, 04/23/27	1,430	1,354
Volkswagen Group of America Finance, LLC
3.95%, 06/06/25 (a)	4,090	4,084
5.80%, 09/12/25 (a)	1,260	1,265
5.70%, 09/12/26 (a)	1,355	1,371
6.00%, 11/16/26 (a)	1,195	1,215
4.85%, 08/15/27 (a)	2,020	2,018
5.05%, 03/27/28 (a)	885	883
		50,816
Health Care 4.5%
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,046
Cencora, Inc.
3.45%, 12/15/27	342	333
4.63%, 12/15/27	955	957
4.85%, 12/15/29	510	513
Centene Corporation
4.63%, 12/15/29	4,770	4,576
CVS Health Corporation
5.00%, 02/20/26	3,079	3,089
2.88%, 06/01/26	1,201	1,177
3.00%, 08/15/26	890	870
1.30%, 08/21/27	3,190	2,944
4.30%, 03/25/28	980	968
HCA Inc.
5.88%, 02/15/26	1,230	1,235
3.13%, 03/15/27	2,280	2,215
5.63%, 09/01/28	1,840	1,880

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	2,935	2,920
5.20%, 06/15/29 (a)	875	889
Humana Inc.
1.35%, 02/03/27	675	636
5.75%, 03/01/28	810	833
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	2,170	2,214
IQVIA Inc.
6.25%, 02/01/29	810	843
Mars, Incorporated
4.60%, 03/01/28 (a)	1,565	1,571
4.55%, 04/20/28 (a)	2,555	2,558
4.80%, 03/01/30 (a)	1,435	1,443
Mylan II B.V.
3.95%, 06/15/26	2,258	2,228
PeaceHealth
1.38%, 11/15/25	470	460
Solventum Corporation
5.45%, 02/25/27	2,925	2,967
Stryker Corporation
4.70%, 02/10/28	2,430	2,444
4.25%, 09/11/29	1,130	1,115
Viatris Inc.
2.30%, 06/22/27	1,353	1,274
Zoetis Inc.
3.00%, 09/12/27	1,769	1,709
		49,907
Utilities 3.6%
American Electric Power Company, Inc.
5.20%, 01/15/29	2,110	2,145
Appalachian Power Company
3.30%, 06/01/27	2,528	2,461
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,185	1,217
DTE Energy Company
4.95%, 07/01/27	880	887
5.20%, 04/01/30	1,155	1,176
Enel Finance International N.V.
7.05%, 10/14/25 (a) (c) (f)	625	632
1.63%, 07/12/26 (a) (f)	2,250	2,166
Exelon Corporation
5.15%, 03/15/29	625	636
FirstEnergy Corp.
3.90%, 07/15/27 (e) (f)	1,210	1,189
FirstEnergy Transmission, LLC
4.55%, 01/15/30	450	443
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,422
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	1,419	1,370
4.25%, 07/27/27 (a)	1,120	1,116
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	2,520	2,520
5.75%, 09/01/25 (f)	310	311
1.88%, 01/15/27	2,270	2,169
NiSource Inc.
5.25%, 03/30/28	515	524
NRG Energy, Inc.
2.00%, 12/02/25 (a)	755	741
PG&E Company
3.50%, 06/15/25	1,980	1,974
Public Service Enterprise Group Incorporated
4.90%, 03/15/30	1,930	1,938
Sempra
3.30%, 04/01/25	1,505	1,505
5.40%, 08/01/26	1,090	1,098
Southern California Gas Company
2.95%, 04/15/27	1,625	1,577
Tenaga Nasional Berhad
7.50%, 11/01/25 (d)	2,800	2,844
The AES Corporation
1.38%, 01/15/26	2,302	2,243
The Southern Company
5.11%, 08/01/27 (f)	1,035	1,047
Vistra Operations Company LLC
5.13%, 05/13/25 (a)	723	724
5.05%, 12/30/26 (a)	714	717
		39,792
Industrials 3.0%
BAE Systems PLC
5.00%, 03/26/27 (a)	1,380	1,392
Boeing Company, The
2.20%, 02/04/26 (e)	955	935
6.26%, 05/01/27 (e)	2,378	2,445
3.20%, 03/01/29	1,195	1,121
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	1,065	1,019
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,107
5.04%, 03/25/30 (a)	1,045	1,046
FedEx Corporation
3.25%, 04/01/26	2,666	2,634
Fortive Corporation
3.15%, 06/15/26	1,538	1,510
GATX Corporation
3.25%, 09/15/26	820	804
5.40%, 03/15/27	774	783
3.85%, 03/30/27	508	500
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	445	451
Northrop Grumman Corporation
3.25%, 01/15/28	325	315
Otis Worldwide Corporation
2.06%, 04/05/25	1,660	1,660
Owens Corning
3.40%, 08/15/26	748	736
5.50%, 06/15/27	1,035	1,054
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (a)	3,035	3,070
1.70%, 06/15/26 (a)	268	259
5.35%, 01/12/27 (a)	690	697
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (e)	3,579	3,612
Republic Services, Inc.
0.88%, 11/15/25	863	844
4.75%, 07/15/30	550	552
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	326	322
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	2,690	2,644
Waste Management, Inc.
3.88%, 01/15/29 (a)	2,290	2,233
		33,745
Communication Services 2.7%
AT&T Inc.
4.10%, 02/15/28	780	772
Charter Communications Operating, LLC
4.91%, 07/23/25	1,714	1,713
6.15%, 11/10/26	795	811
Cox Communications, Inc.
3.35%, 09/15/26 (a)	510	501
3.50%, 08/15/27 (a)	860	838
KT Corporation
4.00%, 08/08/25 (a)	3,095	3,087
4.13%, 02/02/28 (a)	350	346
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,547
Netflix, Inc.
4.88%, 04/15/28	620	629
NTT Finance Corporation
4.24%, 07/25/25 (a)	755	754
Omnicom Group Inc.
3.60%, 04/15/26	495	490
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (d)	4,100	4,100

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Rogers Communications Inc.
3.20%, 03/15/27	2,250	2,189
5.00%, 02/15/29	2,780	2,785
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	1,110	1,109
5.00%, 03/28/26	1,910	1,918
T-Mobile USA, Inc.
3.50%, 04/15/25	1,905	1,904
2.63%, 04/15/26	955	936
Verizon Communications Inc.
2.10%, 03/22/28	1,228	1,148
		29,577
Information Technology 2.6%
Amphenol Corporation
5.05%, 04/05/27	625	634
Analog Devices, Inc.
1.70%, 10/01/28	645	590
Atlassian Corporation
5.25%, 05/15/29	645	657
Cadence Design Systems, Inc.
4.20%, 09/10/27	139	139
CDW Finance Corporation
5.10%, 03/01/30	475	474
Dell International L.L.C.
4.75%, 04/01/28	1,515	1,521
Fortinet, Inc.
1.00%, 03/15/26	1,965	1,899
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	523
5.50%, 01/25/31 (a)	535	543
Intel Corporation
3.15%, 05/11/27	525	509
3.75%, 08/05/27	950	930
4.88%, 02/10/28	324	326
4.00%, 08/05/29	1,045	1,007
International Business Machines Corporation
4.65%, 02/10/28	3,859	3,885
Marvell Technology, Inc.
1.65%, 04/15/26	725	704
Micron Technology, Inc.
4.19%, 02/15/27	295	293
5.38%, 04/15/28	3,020	3,069
NXP B.V.
2.70%, 05/01/25	1,600	1,596
3.88%, 06/18/26	1,345	1,332
3.15%, 05/01/27	305	296
4.40%, 06/01/27	295	294
4.30%, 06/18/29	1,320	1,293
Synopsys, Inc.
4.65%, 04/01/28	2,900	2,920
4.85%, 04/01/30	1,825	1,837
Workday, Inc.
3.50%, 04/01/27	975	955
		28,226
Consumer Staples 2.3%
Altria Group, Inc.
2.63%, 09/16/26	1,251	1,217
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,724
4.45%, 03/16/28	3,255	3,239
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	275
CSL Finance PLC
3.85%, 04/27/27 (a)	730	720
Dollar General Corporation
3.88%, 04/15/27	547	540
4.63%, 11/01/27	910	911
4.13%, 05/01/28	1,874	1,844
5.20%, 07/05/28	1,088	1,104
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,449
5.00%, 02/15/29 (a)	875	885
Heineken N.V.
3.50%, 01/29/28 (a)	5,862	5,717
Kroger Co., The
2.65%, 10/15/26	1,187	1,154
3.70%, 08/01/27	293	288
The Hershey Company
4.55%, 02/24/28	655	661
Viterra Finance B.V.
2.00%, 04/21/26 (a)	375	364
4.90%, 04/21/27 (a)	2,015	2,013
		25,105
Materials 1.7%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,230	1,229
BHP Billiton Finance (USA) Limited
5.00%, 02/21/30	2,290	2,325
Celanese US Holdings LLC
1.40%, 08/05/26	1,260	1,201
6.42%, 07/15/27 (e) (f)	785	798
Corporacion Nacional del Cobre de Chile
3.63%, 08/01/27 (d)	421	411
3.00%, 09/30/29 (d)	1,730	1,583
EQUATE Petrochemical Company K.S.C.C
5.00%, 05/18/25 (d)	2,500	2,500
FMC Corporation
3.45%, 10/01/29	1,217	1,125
LYB International Finance III, LLC
1.25%, 10/01/25	1,417	1,393
Nutrien Ltd.
4.90%, 03/27/28	980	989
POSCO Holdings Inc.
5.63%, 01/17/26 (a)	1,315	1,325
Rio Tinto Finance (USA) plc
4.88%, 03/14/30	1,105	1,115
Saudi Arabian Mining Company
5.25%, 02/13/30 (a)	2,000	2,024
Sherwin-Williams Company, The
4.55%, 03/01/28	1,305	1,306
		19,324
Real Estate 1.3%
American Tower Corporation
1.60%, 04/15/26	2,927	2,839
3.55%, 07/15/27	1,188	1,161
Crown Castle Inc.
1.05%, 07/15/26	2,800	2,668
2.90%, 03/15/27	2,205	2,129
5.00%, 01/11/28	850	853
4.80%, 09/01/28	1,125	1,122
4.30%, 02/15/29	230	225
5.60%, 06/01/29	930	950
Kilroy Realty, L.P.
4.38%, 10/01/25	1,505	1,502
Realty Income Corporation
5.05%, 01/13/26	645	645
		14,094
Total Corporate Bonds And Notes (cost $495,245)		496,362
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 27.5%
ALEN 2021-ACEN Mortgage Trust
Series 2021-A-ACEN, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 04/15/26 (c)	685	650
Alinea CLO 2018-1 Ltd
Series 2018-AR-1A, 5.20%, (3 Month Term SOFR + 0.90%), 07/21/31 (c)	735	734
Series 2018-BR-1A, 5.45%, (3 Month Term SOFR + 1.15%), 07/21/31 (c)	250	249
Ally Auto Receivables Trust 2023-A
Series 2023-B-A, 6.01%, 12/15/25	178	179
Series 2023-C-A, 6.08%, 12/15/26	519	527
Ally Bank
Series 2024-B-A, 5.83%, 02/15/28	174	177
Series 2024-C-A, 6.02%, 02/15/28	195	198
Series 2024-A2-B, 4.97%, 09/15/32	314	316
Series 2024-C-B, 5.22%, 09/15/32	343	345
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	701	692

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,205
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,436
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,225
AMSR 2020-SFR2 Trust
Series 2020-A-SFR2, REMIC, 1.63%, 07/17/25	1,352	1,341
AMSR 2020-SFR3 Trust
Series 2020-B-SFR3, REMIC, 1.81%, 09/18/25	1,555	1,535
Amur Equipment Finance Receivables X LLC
Series 2022-C-1A, 2.37%, 04/20/28	550	544
Series 2022-E-1A, 5.02%, 12/20/28	770	768
Amur Equipment Finance Receivables XIII LLC
Series 2024-C-1A, 5.55%, 01/20/28	390	395
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (c)	994	862
Applebee's Funding LLC
Series 2019-A2II-1A, 4.72%, 06/05/26	2,069	2,040
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	2,970	2,827
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	1,271	1,280
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	1,347	1,361
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	715	728
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-C-5A, 6.24%, 04/20/26	525	527
Series 2023-C-2A, 6.18%, 10/20/26	370	372
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	261	264
Bank5 2024-5Yr11
Series 2024-AS-5YR11, REMIC, 6.14%, 11/19/29	925	959
Bank5 2024-5YR12
Series 2024-AS-5YR12, REMIC, 6.12%, 12/15/29 (c)	650	660
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (c)	540	560
Bank5 2024-5YR9
Series 2024-A1-5YR9, REMIC, 4.89%, 06/15/29	1,233	1,239
Barings CLO Ltd 2018-IV
Series 2018-BR-4A, 6.10%, (3 Month Term SOFR + 1.80%), 10/15/30 (c)	2,340	2,340
Battalion CLO XII Ltd
Series 2018-BRR-12A, 5.52%, (3 Month Term SOFR + 1.20%), 05/19/31 (c)	1,335	1,328
Series 2018-CRR-12A, 5.87%, (3 Month Term SOFR + 1.55%), 05/19/31 (c)	1,445	1,437
Battalion CLO XV Ltd
Series 2020-A1RR-15A, 5.28%, (3 Month Term SOFR + 0.98%), 01/17/33 (c)	4,465	4,458
Series 2020-CR-15A, 6.20%, (3 Month Term SOFR + 1.90%), 01/17/33 (c)	965	960
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 5.44%, (SOFR 30-Day Average + 1.10%), 12/26/31 (c)	504	505
BBCMS Mortgage Trust 2024-5C27
Series 2024-A1-5C27, REMIC, 5.50%, 10/17/28	58	58
Benchmark 2024-V11 Mortgage Trust
Series 2024-AM-V11, REMIC, 6.20%, 11/19/29	785	810
Benchmark 2024-V8 Mortgage Trust
Series 2024-A1-V8, REMIC, 5.51%, 04/16/29 (c)	629	636
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (c)	556	498
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (c)	571	514
Blue Owl Asset Leasing Trust 2024-1 LLC
Series 2024-A2-1A, 5.05%, 03/15/29	1,310	1,308
Series 2024-B-1A, 5.41%, 03/15/30	325	328
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 5.26%, (3 Month Term SOFR + 0.94%), 11/15/30 (c)	1,805	1,804
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 09/15/38 (c)	1,855	1,836
BRAVO Residential Funding Trust 2021-HE2
Series 2021-B1-HE2, REMIC, 6.75%, (SOFR 30-Day Average + 2.40%), 11/25/69 (c) (g)	615	613
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	462	454
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.96%, (1 Month Term SOFR + 1.70%), 12/15/26 (c)	891	889
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.96%, (1 Month Term SOFR + 1.64%), 05/15/29 (c)	1,235	1,234
Series 2024-B-MDHS, REMIC, 6.16%, (1 Month Term SOFR + 1.84%), 05/15/29 (c)	1,207	1,204
BX Commercial Mortgage Trust 2024-SLCT
Series 2024-B-SLCT, REMIC, 6.09%, 01/15/27 (c)	545	543
Series 2024-C-SLCT, REMIC, 6.71%, 01/15/27 (c)	1,430	1,423
Cambridge Trust Company
Series 2019-A-LIFE, REMIC, 5.89%, (1 Month Term SOFR + 1.37%), 12/15/25 (c) (g)	1,370	1,367
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,373
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,624
CarMax Auto Owner Trust 2023-3
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,536
Series 2023-D-3, 6.44%, 12/16/30	820	849
CarMax Auto Owner Trust 2024-1
Series 2024-C-1, 5.47%, 12/15/27	905	915
CarMax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	103
CarMax Auto Owner Trust 2024-3
Series 2024-D-3, 5.67%, 01/15/31	375	374
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.35%, 08/16/27	405	410
Series 2024-C-A, 5.62%, 03/15/28	1,700	1,721
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	67	65
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,234
Chenango Park CLO Ltd
Series 2018-A2R-1A, 0.00%, (3 Month Term SOFR + 1.45%), 04/15/30 (c)	870	870
Series 2018-BR-1A, 0.00%, (3 Month Term SOFR + 1.80%), 04/15/30 (c)	1,825	1,825
CIFC Funding 2016-I Ltd
Series 2016-D1R3-1A, 6.71%, (3 Month Term SOFR + 2.30%), 10/21/31 (c)	895	896
CIFC Funding Ltd 2015-I
Series 2016-AR3-1A, 5.41%, (3 Month Term SOFR + 1.00%), 10/21/31 (c)	2,260	2,249
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	2,924	2,826
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	1,051	869
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 5.29%, (3 Month Term SOFR + 1.00%), 04/18/35 (c)	2,300	2,274
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	56	54
COLT 2024-6 Mortgage Loan Trust
Series 2024-A2-6, REMIC, 5.64%, 11/25/69 (f)	1,676	1,675
COLT 2024-INV4 Mortgage Loan Trust
Series 2024-A3-INV4, REMIC, 6.11%, 11/25/69 (f)	1,570	1,577
COLT 2025-INV2 Mortgage Loan Trust
Series 2025-A1-INV2, REMIC, 5.60%, 02/25/70 (f)	1,267	1,271
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (c)	858	736

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 3.92%, 02/12/47 (c)	985	945
COMM 2014-CCRE19 Mortgage Trust
Series 2014-D-CR19, REMIC, 4.51%, 08/12/47 (c)	289	276
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	668
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	355	349
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	2,080	2,003
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	150	142
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (c)	380	338
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	183
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	303
Dell Equipment Finance Trust 2024-2
Series 2024-B-2, 4.82%, 08/22/30	155	156
Series 2024-D-2, 5.29%, 02/24/31	360	362
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	435	437
Series 2024-A4-1A, 4.93%, 03/22/27	120	121
Driven Brands Funding, LLC
Series 2019-A2-1A, 4.64%, 04/22/26	1,069	1,064
Series 2019-A2-2A, 3.98%, 10/20/26	601	591
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 5.66%, (3 Month Term SOFR + 1.36%), 07/17/34 (c)	2,660	2,660
EFMT 2024-INV2
Series 2024-A1-INV2, REMIC, 5.03%, 10/25/69 (c)	1,329	1,320
Series 2024-A2-INV2, REMIC, 5.29%, 10/25/69 (c)	749	745
EFMT 2024-NQM1
Series 2024-A1B-NQM1, REMIC, 5.81%, 11/25/69 (f)	2,541	2,550
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	319	310
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	376	386
Series 2023-C-A, 7.30%, 11/25/30	512	526
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (c)	131	125
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	541	447
Enterprise Fleet Financing 2024-3, LLC
Series 2024-A4-3, 5.06%, 04/20/29	300	305
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,391
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	3,954	3,971
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	183
Finance of America HECM Buyout 2024-HB1
Series 2024-A1A-HB1, 4.00%, 10/25/34	1,504	1,493
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,896
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (c)	234	207
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 5.28%, (1 Month Term SOFR + 0.96%), 08/25/41 (c)	357	344
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,380
Ford Credit Auto Owner Trust 2023-B
Series 2023-C-B, 6.43%, 05/15/26	895	909
Ford Credit Floorplan Master Owner Trust A
Series 2023-B-1, 5.31%, 05/15/26	435	437
Series 2023-C-1, 5.75%, 05/15/26	995	1,005
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,218
Series 2024-B-1, 5.48%, 04/15/27	840	852
Fortress Credit Bsl VII Ltd
Series 2019-A1R-1A, 5.38%, (3 Month Term SOFR + 1.09%), 07/23/32 (c)	641	639
Series 2019-A2R-1A, 5.69%, (3 Month Term SOFR + 1.40%), 07/23/32 (c)	1,320	1,320
Series 2019-BR-1A, 5.94%, (3 Month Term SOFR + 1.65%), 07/23/32 (c)	1,690	1,680
Fortress Credit BSL VIII Ltd
Series 2019-A1AR-2A, 5.34%, (3 Month Term SOFR + 1.05%), 10/20/32 (c)	1,911	1,908
Series 2019-A2R-2A, 5.69%, (3 Month Term SOFR + 1.40%), 10/20/32 (c)	3,275	3,255
Fortress Credit BSL XV Limited
Series 2022-AR-2A, 5.69%, (3 Month Term SOFR + 1.40%), 10/18/33 (c)	2,195	2,194
Frontier Issuer LLC
Series 2024-A2-1, 6.19%, 05/20/31	285	294
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (c)	98	90
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (c)	52	49
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (c)	104	101
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	759
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (c)	1,170	1,018
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	813
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 6.22%, 07/25/44 (c)	16	16
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,968	1,872
Series 2021-A2-1A, 2.87%, 06/20/28	861	788
Series 2018-A23-1A, 5.71%, 06/20/28	921	905
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 6.26%, (1 Month Term SOFR + 1.94%), 05/15/26 (c)	1,470	1,469
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	377	367
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	253	251
HPEFS Equipment Trust 2023-1
Series 2023-B-1A, 5.73%, 09/20/25	1,830	1,836
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	400	405
Series 2023-D-2A, 6.97%, 07/20/26	405	415
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,154
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.35%, 10/20/31	250	253
Series 2024-D-2A, 5.82%, 04/20/32	620	631
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	1,344	1,360
Series 2025-B-1, 4.96%, 04/20/29	1,815	1,819
Series 2024-B1-2, 5.44%, 10/20/32	1,516	1,524
HYT Commercial Mortgage Trust 2024-RGCY
Series 2024-A-RGCY, REMIC, 6.16%, (1 Month Term SOFR + 1.90%), 09/15/26 (c)	1,395	1,392
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (c)	820	692
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (c)	2,629	2,622
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 6.53%, (1 Month Term SOFR + 2.21%), 09/17/29 (c) (f)	1,195	1,039

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-C-609M, REMIC, 6.60%, (1 Month Term SOFR + 2.28%), 10/17/33 (c)	1,955	1,896
Series 2020-B-609M, REMIC, 6.69%, (1 Month Term SOFR + 1.88%), 10/17/33 (c)	2,420	2,378
J.P. Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	369	315
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (c)	246	216
Series 2020-A11-INV1, REMIC, 5.26%, (1 Month Term SOFR + 0.94%), 03/25/43 (c)	163	157
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	1,142	1,099
Jersey Mike's Funding, LLC
Series 2021-A2I-1A, 2.89%, 02/15/27	50	48
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 6.18%, (1 Month Term SOFR + 1.86%), 08/15/26 (c)	2,405	2,351
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,344
Madison Park Funding XL, Ltd.
Series AR-13A, 5.44%, (3 Month Term SOFR + 1.15%), 11/21/30 (c)	1,885	1,885
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 5.53%, (3 Month Term SOFR + 1.23%), 07/28/31 (c)	1,979	1,976
Series 2017-BR-23A, 6.11%, (3 Month Term SOFR + 1.81%), 07/28/31 (c)	2,005	2,009
Madison Park Funding XXIV Ltd
Series 2016-CR2-24A, 6.34%, (3 Month Term SOFR + 2.05%), 10/20/29 (c)	1,300	1,300
Madison Park Funding XXXI, Ltd.
Series 2019-AR-33A, 5.59%, (3 Month Term SOFR + 1.29%), 10/15/32 (c)	4,150	4,150
Marble Point CLO XII Ltd.
Series 2018-A-1A, 5.58%, (3 Month Term SOFR + 1.27%), 07/16/31 (c)	512	512
Marble Point CLO XIV Ltd
Series 2018-A12R-2A, 5.49%, (3 Month Term SOFR + 1.20%), 01/20/32 (c)	3,216	3,210
Marble Point CLO XV Ltd
Series 2019-A1R2-1A, REMIC, 5.33%, (3 Month Term SOFR + 1.04%), 07/23/32 (c)	1,975	1,974
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 6.44%, (1 Month Term SOFR + 2.09%), 06/15/26 (c)	1,600	1,594
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 5.91%, (1 Month Term SOFR + 1.59%), 04/15/26 (c)	1,520	1,501
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (c)	230	221
MidOcean Credit CLO VI
Series 2016-ARRR-6A, 5.52%, (3 Month Term SOFR + 1.23%), 04/20/33 (c)	883	883
MMAF Equipment Finance LLC 2021-A
Series 2021-A5-A, 1.19%, 11/13/43	365	342
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/13/32	2,710	2,422
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	157	152
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	246	234
Series 2020-B-1A, 2.73%, 10/20/37	438	422
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	1,684	1,688
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	342	351
Series 2023-B-2A, 6.33%, 11/20/40	230	236
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	648	620
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	2,522	2,364
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	281	277
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	590	572
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	753	720
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	449	422
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	300	275
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	264	247
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-B-1, 5.79%, 04/27/26	150	152
Series 2024-C-1, 6.13%, 04/27/26	235	239
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,038	960
Nelnet, Inc.
Series 2005-A4-4, 4.80%, (SOFR 90-Day Average + 0.44%), 03/22/32 (c)	513	503
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 5.54%, (3 Month Term SOFR + 1.25%), 01/20/32 (c)	1,767	1,767
Neuberger Berman Loan Advisers CLO 43 Ltd
Series 2021-AR-43A, 5.36%, (3 Month Term SOFR + 1.05%), 07/17/36 (c)	3,975	3,961
NMEF Funding 2025-A LLC
Series 2025-A2-A, 4.72%, 07/15/32	570	570
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 5.63%, (1 Month Term SOFR + 1.31%), 06/25/59 (c)	151	150
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 5.33%, (1 Month Term SOFR + 1.01%), 09/25/59 (c)	159	156
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 5.18%, (1 Month Term SOFR + 0.86%), 02/25/27 (c)	201	195
Series 2020-2A2-EXP1, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 01/26/60 (c)	225	218
OBX 2020-EXP2 Trust
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (c)	165	141
Octagon Investment Partners 39 Ltd
Series 2018-AR-3A, 5.44%, (3 Month Term SOFR + 1.15%), 10/21/30 (c)	1,452	1,451
Octagon Investment Partners XXI Ltd
Series 2014-AAR4-1A, 5.11%, (3 Month Term SOFR + 0.00%), 02/14/31 (c)	1,100	1,095
Series 2014-A2R4-1A, 5.45%, (3 Month Term SOFR + 0.00%), 02/14/31 (c)	2,710	2,709
Series 2014-BR4-1A, 5.65%, (3 Month Term SOFR + 0.00%), 02/14/31 (c)	1,065	1,061
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,455
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	33	33
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	445
Series 2023-C-3A, 6.74%, 05/20/27	145	149
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	485	487
Series 2024-C-3A, REMIC, 5.51%, 10/20/28	405	408
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 5.38%, (1 Month Term SOFR + 1.06%), 03/17/36 (c)	3,445	3,351
Series 2021-C-PARK, REMIC, 5.53%, (1 Month Term SOFR + 1.21%), 03/17/36 (c)	1,840	1,775
OZLM Funding II, Ltd.
Series 2012-A1A2-2A, REMIC, 5.49%, (3 Month Term SOFR + 1.20%), 07/30/31 (c)	929	928
OZLM XXI Ltd
Series 2017-A1R-21A, 5.44%, (3 Month Term SOFR + 1.15%), 01/21/31 (c)	1,580	1,580
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	840	843
Series 2025-A3-1A, 5.04%, 07/20/32	680	687

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	135	136
Progress Residential 2021-SFR2 Trust
Series 2021-A-SFR2, REMIC, 1.55%, 04/17/26	83	83
Progress Residential 2021-SFR4 Trust
Series 2021-A-SFR4, REMIC, 1.56%, 05/19/26	196	191
Progress Residential 2021-SFR8 Trust
Series 2021-C-SFR8, REMIC, 1.93%, 10/19/26	1,330	1,272
RCKT Mortgage Trust 2024-CES8
Series 2024-A1A-CES8, REMIC, 5.49%, 10/25/44 (f)	1,803	1,808
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (f)	349	350
Rockford Tower CLO 2019-2 Ltd
Series 2019-AR2-2A, 5.45%, (3 Month Term SOFR + 1.13%), 08/20/32 (c)	3,123	3,117
Romark CLO II Ltd
Series 2018-A2R-2A, 5.95%, (3 Month Term SOFR + 1.65%), 07/25/31 (c)	3,225	3,226
Santander Bank Auto Credit-Linked Notes Series 202
Series 2024-B-B, 4.97%, 01/15/33	320	322
Series 2024-C-B, 5.14%, 01/15/33	445	447
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	491	498
Series 2024-C-A, 5.82%, 07/15/28	602	610
Series 2022-B-C, 6.45%, 12/15/32	376	377
Series 2023-A2-B, 5.64%, 12/15/33	236	239
Series 2023-D-B, 6.66%, 12/15/33	815	826
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	817	805
Santander Drive Auto Receivables Trust 2020-4
Series 2020-E-4, 2.85%, 04/17/28	2,752	2,729
Santander Drive Auto Receivables Trust 2021-1
Series 2021-E-1, 2.51%, 11/15/25	4,074	4,027
Santander Drive Auto Receivables Trust 2021-3
Series 2021-E-3, REMIC, 2.70%, 02/15/26	4,300	4,241
Santander Drive Auto Receivables Trust 2021-4
Series 2021-E-4, 4.03%, 07/15/26	3,500	3,478
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,379
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	730	712
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,976
Series 2024-C-1, 4.83%, 10/15/29	3,270	3,205
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,173
SBNA Auto Lease Trust 2024-B
Series 2024-A4-B, 5.55%, 12/21/26	1,635	1,660
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	865	867
Series 2025-A3-1A, 5.11%, 11/21/33	840	849
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 6.06%, (1 Month Term SOFR + 1.80%), 05/18/26 (c)	1,210	1,201
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,845	1,915
Securitized Term Auto Receivables Trust
Series 2025-B-A, 5.04%, 04/25/28	501	503
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 08/25/48 (c)	8	8
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (c)	89	82
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (c)	178	165
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	510	512
Series 2024-C-1A, 5.51%, 01/20/32	170	172
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	132	131
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.15%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (c)	869	865
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	2,155	2,012
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	327	306
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,604	1,485
Sound Point CLO XXI Ltd
Series 2019-BRR-1A, 5.94%, (3 Month Term SOFR + 1.65%), 01/20/32 (c)	325	323
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (c)	327	321
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (c)	559	530
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	417	391
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/56 (c) (g)	1,943	1,717
Symphony CLO XXIII, Ltd.
Series 2020-AR2-23A, 5.22%, (3 Month Term SOFR + 0.90%), 01/17/34 (c)	2,120	2,107
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.63%, (3 Month Term SOFR + 1.34%), 04/20/33 (c)	1,092	1,091
THL Credit Wind River 2015-1 CLO Ltd
Series 2015-A1R3-1A, 5.49%, (3 Month Term SOFR + 1.20%), 10/21/30 (c)	1,428	1,428
THL Credit Wind River 2018-2 CLO Ltd
Series 2018-A1R-2A, 5.50%, (3 Month Term SOFR + 1.20%), 07/15/30 (c)	103	103
TIAA CLO I Ltd
Series 2016-ARR-1A, 5.54%, (3 Month Term SOFR + 1.25%), 07/21/31 (c)	2,049	2,049
Towd Point Mortgage Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (c)	6	6
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (c)	77	75
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	834	830
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,547
Trinitas CLO IX, Ltd.
Series 2018-ARRR-9A, 5.49%, (3 Month Term SOFR + 1.20%), 01/20/32 (c)	1,414	1,414
Trinitas CLO VI, Ltd.
Series 2017-ARRR-6A, 5.96%, 01/25/34 (c)	2,195	2,193
Trinitas CLO VII Ltd
Series 2017-A1R2-7A, 5.37%, (3 Month Term SOFR + 0.00%), 01/25/35 (c)	2,760	2,748
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (c)	358	318
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	262	265
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	987	1,004
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	350	356
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 4.10%, 11/25/59 (c) (g)	240	235
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 2.73%, 05/25/65 (c) (f) (g)	212	202
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (c)	393	350
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (c)	235	209
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	332	297
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	578	528
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (f)	738	749
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	137	131

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Voya CLO 2018-3, Ltd.
Series 2018-BR2-3A, 6.10%, (3 Month Term SOFR + 1.80%), 10/15/31 (c)	1,435	1,435
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	1,765	1,790
Wind River 2019-3 CLO Ltd.
Series 2019-AR2-3A, 5.36%, (3 Month Term SOFR + 1.06%), 04/15/31 (c)	531	531
Series 2019-BR2-3A, 5.85%, (3 Month Term SOFR + 1.55%), 04/15/31 (c)	1,520	1,514
Series 2019-CR2-3A, 6.30%, (3 Month Term SOFR + 2.00%), 04/15/31 (c)	655	652
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,250
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 04/15/25	815	799
Total Non-U.S. Government Agency Asset-Backed Securities (cost $306,422)		303,876
GOVERNMENT AND AGENCY OBLIGATIONS 25.9%
U.S. Treasury Note 18.6%
Treasury, United States Department of
4.13%, 10/31/26 - 01/31/27	127,100	127,494
4.25%, 11/30/26 - 12/31/26	67,995	68,328
4.13%, 02/28/27 (h)	1,965	1,972
3.88%, 03/31/27	7,205	7,202
		204,996
Mortgage-Backed Securities 6.5%
Federal Home Loan Mortgage Corporation
7.25%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 09/01/33 (c)	2	2
7.31%, (1 Year Treasury + 2.25%), 09/01/33 (c)	7	7
6.00%, 09/01/34 - 12/01/54	2,816	2,892
6.93%, (1 Year Treasury + 2.11%), 10/01/34 (c)	5	5
3.00%, 11/01/34 - 06/01/52	1,387	1,215
6.44%, (1 Year Treasury + 2.25%), 11/01/34 (c)	9	9
6.53%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (c)	1	1
7.02%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.89%), 11/01/34 (c)	4	4
7.40%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (c)	1	1
6.55%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 01/01/35 (c)	3	3
6.34%, (1 Year Treasury + 2.11%), 02/01/35 (c)	8	8
6.49%, (1 Year Treasury + 2.25%), 02/01/35 (c)	7	7
6.54%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 02/01/35 (c)	5	5
6.57%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (c)	2	2
6.66%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 02/01/35 (c)	3	3
6.84%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 02/01/35 (c)	5	5
7.54%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 06/01/35 (c)	67	69
7.37%, (1 Year Treasury + 2.37%), 09/01/35 (c)	157	161
7.23%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.66%), 10/01/35 (c)	14	15
6.50%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 03/01/36 (c)	29	30
7.50%, 06/01/38	110	117
7.00%, 03/01/39	127	135
5.00%, 12/01/41	265	268
4.00%, 12/01/49	434	410
2.50%, 01/01/52	2,376	2,002
4.50%, 09/01/52	4,101	3,933
5.50%, 08/01/53 - 10/01/54	1,889	1,902
6.50%, 09/01/54 - 01/01/55	624	645
Federal National Mortgage Association, Inc.
5.00%, 09/01/25 - 08/01/54	12,175	12,027
3.50%, 11/01/26 - 01/01/52	2,189	2,007
3.00%, 09/01/28 - 02/01/35	1,148	1,112
6.50%, 07/01/32 - 01/01/55	14,500	14,966
6.54%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 03/01/33 (c)	1	1
6.33%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.41%), 06/01/33 (c)	3	3
6.98%, (1 Year Treasury + 2.16%), 06/01/33 (c)	29	29
6.49%, (1 Year Treasury + 2.02%), 07/01/33 (c)	1	1
5.50%, 10/01/33 - 10/01/54	6,797	6,905
6.38%, (1 Year Treasury + 2.21%), 12/01/33 (c)	55	56
6.00%, 03/01/34 - 02/01/49	1,677	1,763
7.06%, (1 Year Treasury + 2.30%), 04/01/34 (c)	1	1
6.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.59%), 10/01/34 (c)	2	2
6.35%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 11/01/34 (c)	1	1
6.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.67%), 11/01/34 (c)	6	6
7.04%, (1 Year Treasury + 2.36%), 11/01/34 (c)	37	38
6.46%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.65%), 12/01/34 (c)	3	3
6.44%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.56%), 01/01/35 (c)	6	6
6.45%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 01/01/35 (c)	2	3
6.51%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.56%), 01/01/35 (c)	4	4
6.52%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.54%), 01/01/35 (c)	7	7
6.43%, (1 Year Treasury + 2.19%), 02/01/35 (c)	9	9
6.58%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (c)	3	3
6.13%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 03/01/35 (c)	5	5
6.07%, (1 Year Treasury + 1.82%), 04/01/35 (c)	51	52
6.60%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 04/01/35 (c)	10	11
7.36%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.99%), 04/01/35 (c)	25	26
6.31%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.42%), 05/01/35 (c)	20	20
6.62%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.64%), 05/01/35 (c)	6	7
7.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.43%), 05/01/35 (c)	16	16
7.11%, (1 Year Treasury + 2.30%), 06/01/35 (c)	51	52
7.57%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 06/01/35 (c)	40	41
7.47%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.84%), 07/01/35 (c)	13	13
6.00%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.37%), 08/01/35 (c)	19	19
7.31%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 08/01/35 (c)	25	26
6.31%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 11/01/35 (c)	5	5
6.30%, (1 Year Treasury + 2.05%), 02/01/36 (c)	20	20
6.56%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 02/01/36 (c)	27	28
6.49%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.74%), 03/01/36 (c)	28	29
4.50%, 09/01/39 - 12/01/48	2,598	2,552
TBA, 5.00%, 04/15/40 (i)	1,245	1,252
4.00%, 08/01/43 - 09/01/52	3,539	3,316
2.00%, 10/01/50	551	441
2.50%, 01/01/52	2,401	2,012
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	804	811
6.00%, 07/15/36	297	306
4.50%, 09/20/40	182	180
3.50%, 03/20/43 - 07/20/52	3,852	3,546
5.50%, 09/15/45 - 12/20/48	864	885
4.00%, 09/20/45 - 10/20/52	1,699	1,607
3.00%, 09/20/47 - 09/20/49	1,445	1,293
		71,380
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series PA-3713, REMIC, 2.00%, 02/15/40	40	40
Series 2021-M2-DNA7, REMIC, 6.14%, (SOFR 30-Day Average + 1.80%), 11/25/41 (c)	895	902

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Series 2022-M1A-HQA2, REMIC, 6.99%, (SOFR 30-Day Average + 2.65%), 07/25/42 (c)	616	630
Series 2023-A1-HQA3, REMIC, 6.19%, (SOFR 30-Day Average + 1.85%), 11/25/43 (c)	490	495
Series 2025-A1-DNA1, REMIC, 5.29%, (SOFR 30-Day Average + 0.95%), 01/25/45 (c)	457	456
Series 2017-M1-SC02, REMIC, 3.86%, 05/25/47 (c)	37	36
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 8.00%, (SOFR 30-Day Average + 3.66%), 01/25/27 (c)	661	679
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,079	1,016
		4,254
Sovereign 0.3%
Government of Saudi Arabia
5.13%, 01/13/28 (a)	1,270	1,285
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,510
		3,795
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	1,021	1,020
Total Government And Agency Obligations (cost $286,698)		285,445
SHORT TERM INVESTMENTS 2.6%
Commercial Paper 2.1%
Arrow Electronics, Inc.
4.81%, 04/01/25	3,215	3,215
Brunswick Corporation
5.12%, 04/10/25	2,785	2,781
CVS Health Corporation
5.07%, 04/07/25	3,175	3,172
FMC Corporation
5.22%, 04/30/25	3,765	3,749
Harley-Davidson Motor Company, Inc.
4.94%, 04/02/25	2,950	2,949
Ovintiv Canada ULC
4.97%, 04/21/25	3,720	3,710
WPP CP LLC
4.82%, 04/14/25	3,175	3,169
		22,745
Investment Companies 0.5%
T. Rowe Price Government Reserve Fund - Class I, 4.35% (j) (k)	5,756	5,756
Total Short Term Investments (cost $28,503)		28,501
Total Investments 100.9% (cost $1,116,868)		1,114,184
Total Purchased Options 0.0% (cost $68)		40
Other Derivative Instruments (0.0)%		(41)
Other Assets and Liabilities, Net (0.9)%		(9,472)
Total Net Assets 100.0%		1,104,711

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $141,882 and 12.8% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(g) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $1,249.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,336	98,053	102,389	33	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	746	4,280	5,026	7	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.35% - Class I	10,451	88,133	92,828	71	—	—	5,756	0.5
	15,533	190,466	200,243	111	—	—	5,756	0.5

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Corporacion Nacional del Cobre de Chile, 3.63%, 08/01/27	01/22/25	407	411	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/12/25	1,556	1,583	0.1
EQUATE Petrochemical Company K.S.C.C, 5.00%, 05/18/25	03/14/24	2,497	2,500	0.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,555	1,560	0.1
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,100	4,100	0.4
PT. Bank Mandiri (Persero) Tbk., 5.50%, 04/04/26	09/27/24	1,724	1,719	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	2,000	1,994	0.2
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	2,895	2,844	0.3
Tengizchevroil Finance Company S.A R.L., 4.00%, 08/15/26	01/28/25	2,195	2,190	0.2
		18,929	18,901	1.7

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,778	July 2025	366,942	(15)	1,409

Short Contracts
United States 10 Year Note	(217)	June 2025	(23,848)	(3)	(287)
United States 10 Year Ultra Bond	(108)	June 2025	(12,272)	(10)	(54)
United States 5 Year Note	(264)	July 2025	(28,356)	8	(197)
United States Ultra Bond	(47)	June 2025	(5,788)	(21)	43
				(26)	(495)

JNL/T. Rowe Price Short-Term Bond Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Futures Options
United States 2 Year Note Future, Jun. 2025	Put	102.75	05/23/25	272	55,896	21
United States 2 Year Note Future, Jun. 2025	Put	102.50	05/23/25	590	120,950	19
						40

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	496,362	—	496,362
Non-U.S. Government Agency Asset-Backed Securities	—	303,876	—	303,876
Government And Agency Obligations	—	285,445	—	285,445
Short Term Investments	5,756	22,745	—	28,501
	5,756	1,108,428	—	1,114,184
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,452	—	—	1,452
Exchange Traded Purchased Options	40	—	—	40
	1,492	—	—	1,492
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(538)	—	—	(538)
	(538)	—	—	(538)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 84.1%
Energy 18.7%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,540	4,620
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	4,435	4,519
Chord Energy Corporation
6.75%, 03/15/33 (a)	4,920	4,898
Enbridge Inc.
8.25%, 01/15/84 (b)	9,300	9,805
Encino Acquisition Partners Holdings, LLC
8.75%, 05/01/31 (a)	4,276	4,547
Energy Transfer LP
6.75%, (100, 05/15/25) (c)	650	650
8.00%, 05/15/54	5,233	5,501
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	3,200	3,235
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (a)	5,104	5,228
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (a)	4,855	4,958
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	5,244	5,282
PBF Holding Company LLC
9.88%, 03/15/30 (a)	2,590	2,447
7.88%, 09/15/30 (a)	4,980	4,358
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	4,405	4,511
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)	5,005	5,072
Sunoco LP
7.00%, 05/01/29 (a)	4,760	4,873
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (c)	6,425	6,081
Vital Energy, Inc.
7.88%, 04/15/32 (a) (d)	4,930	4,587
Weatherford International Ltd
8.63%, 04/30/30 (a)	4,678	4,749
		89,921
Financials 12.7%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	4,950	4,970
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (a)	4,700	4,631
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	8,174	8,784
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (a)	5,035	5,188
Bread Financial Payments, Inc.
8.38%, 06/15/35 (a)	1,365	1,334
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (b)	4,555	4,749
FirstCash, Inc.
6.88%, 03/01/32 (a)	5,090	5,150
OneMain Finance Corporation
7.88%, 03/15/30	4,400	4,561
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (d)	9,980	10,134
PRA Group, Inc.
8.88%, 01/31/30 (a)	4,570	4,776
RFNA, LP
7.88%, 02/15/30 (a)	2,480	2,455
Saks Global Enterprises LLC
11.00%, 12/15/29 (a)	4,995	4,046
		60,778
Consumer Discretionary 10.7%
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	6,854	6,217
Avianca MidCo 2 PLC
9.63%, 02/14/30 (a)	2,440	2,255
Clarios Global LP
8.50%, 05/15/27 (a)	4,435	4,447
6.75%, 02/15/30 (a)	1,326	1,340
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (a)	4,594	4,744
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,880	7,622
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (a)	4,910	5,099
LGI Homes, Inc.
8.75%, 12/15/28 (a)	4,245	4,429
Sabre GLBL Inc.
10.75%, 11/15/29 (a)	5,986	6,036
Six Flags Operations Inc.
7.25%, 05/15/31 (a)	9,383	9,410
		51,599
Communication Services 9.6%
CCO Holdings, LLC
6.38%, 09/01/29 (a)	4,660	4,648
7.38%, 03/01/31 (a)	4,760	4,838
CSC Holdings, LLC
11.25%, 05/15/28 (a)	2,720	2,643
DIRECTV Financing, LLC
8.88%, 02/01/30 (a)	2,363	2,255
DISH Network Corporation
11.75%, 11/15/27 (a)	9,058	9,544
EchoStar Corporation
10.75%, 11/30/29	4,280	4,499
Gray Media, Inc.
10.50%, 07/15/29 (a)	2,233	2,333
Iliad Holding
7.00%, 04/15/32 (a)	4,685	4,702
Midcontinent Communications
8.00%, 08/15/32 (a)	4,871	4,932
Sinclair Television Group, Inc.
8.13%, 02/15/33 (a)	2,475	2,442
Windstream Services, LLC
8.25%, 10/01/31 (a)	3,415	3,479
		46,315
Industrials 8.9%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (a)	4,450	4,517
Bombardier Inc.
7.25%, 07/01/31 (a)	4,985	5,008
Deluxe Corporation
8.13%, 09/15/29 (a)	4,675	4,705
JetBlue Airways Corporation
9.88%, 09/20/31 (a)	4,325	4,266
LATAM Airlines Group S.A.
7.88%, 04/15/30 (a) (d)	5,955	5,903
Onesky Flight, LLC
8.88%, 12/15/29 (a)	4,523	4,610
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (a) (d)	4,633	4,523
Quikrete Holdings, Inc.
6.75%, 03/01/33 (a)	4,615	4,599
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a) (d)	4,480	4,462
		42,593
Health Care 4.5%
1261229 Bc Ltd.
10.00%, 04/15/32 (a)	1,785	1,776
Community Health Systems, Inc.
10.88%, 01/15/32 (a)	4,485	4,434
Heartland Dental, LLC
10.50%, 04/30/28 (a)	9,036	9,495
Herbalife International, Inc.
12.25%, 04/15/29 (a)	5,586	6,034
		21,739
Consumer Staples 4.5%
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (a) (d)	7,200	7,000
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (a)	2,600	2,347

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Ritchie Bros. Holdings Inc.
7.75%, 03/15/31 (a)	2,790	2,919
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	2,615	2,586
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	6,576	6,763
		21,615
Materials 4.1%
Celanese US Holdings LLC
6.75%, 04/15/33	3,710	3,603
ERO Copper Corp.
6.50%, 02/15/30 (a)	5,540	5,394
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	4,549	4,654
8.00%, 03/01/33 (a)	1,100	1,115
Ivanhoe Mines Ltd
7.88%, 01/23/30 (a)	4,640	4,672
		19,438
Information Technology 3.9%
Cloud Software Group, Inc.
9.00%, 09/30/29 (a)	4,595	4,582
8.25%, 06/30/32 (a)	4,500	4,573
McAfee Corp.
7.38%, 02/15/30 (a)	4,671	4,139
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (a)	4,850	5,258
		18,552
Real Estate 3.4%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (a) (d)	4,954	4,404
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	5,932	5,685
Uniti Group Inc.
10.50%, 02/15/28 (a)	3,569	3,793
6.50%, 02/15/29 (a)	2,760	2,483
		16,365
Utilities 3.1%
Edison International
8.13%, 06/15/53 (d)	2,330	2,271
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (c)	3,113	3,432
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	4,135	4,389
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	4,464	4,586
		14,678
Total Corporate Bonds And Notes (cost $404,243)		403,593
SENIOR FLOATING RATE INSTRUMENTS 10.3%
Communication Services 3.4%
AMC Entertainment Holdings, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 7.00%), 01/04/29 (e) (f)	4,610	4,588
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 0.00%, (1 Month Term SOFR + 6.56%), 04/15/29 (e) (f)	4,625	4,656
Term Loan, 0.00%, (SOFR + 4.25%), 03/20/32 (e) (f)	4,730	4,666
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.79%, (1 Month Term SOFR + 2.35%), 04/15/29 (e)	2,460	2,362
		16,272
Information Technology 3.0%
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 9.07%, (1 Month Term SOFR + 4.75%), 11/14/32 (e)	4,620	4,682
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 9.32%, (3 Month Term SOFR + 5.00%), 09/10/32 (e)	3,635	3,630
2024 2nd Lien Term Loan, 0.00%, (SOFR + 5.00%), 11/12/32 (e) (f)	1,145	1,144
LSF9 Atlantis Holdings, LLC
2025 Repriced Term Loan B, 8.55%, (3 Month Term SOFR + 4.25%), 03/29/29 (e)	4,944	4,923
		14,379
Health Care 1.9%
Bausch Health Cos Inc
Term Loan, 0.00%, (SOFR + 5.25%), 01/27/27 (e) (f)	4,715	4,707
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 8.32%, (1 Month Term SOFR + 4.00%), 04/23/31 (e)	4,612	4,565
		9,272
Consumer Discretionary 1.0%
Varsity Brands, Inc.
2025 Term Loan, 7.82%, (3 Month Term SOFR + 3.50%), 08/26/31 (e)	5,030	4,922
Utilities 1.0%
Waterbridge Midstream Operating LLC
2024 1st Lien Term Loan B, 9.05%, (3 Month Term SOFR + 4.75%), 06/22/29 (e)	4,682	4,639
Financials 0.0%
Truist Insurance Holdings LLC
2nd Lien Term Loan, 9.08%, (3 Month Term SOFR + 4.75%), 03/08/32 (e)	99	100
Total Senior Floating Rate Instruments (cost $49,651)		49,584
PREFERRED STOCKS 0.9%
Financials 0.9%
Osaic Financial Services, Inc., 6.50%, 11/30/27	198	4,038
Total Preferred Stocks (cost $3,793)		4,038
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC	5	6
Total Common Stocks (cost $16)		6
SHORT TERM INVESTMENTS 14.1%
Investment Companies 7.4%
T. Rowe Price Government Reserve Fund - Class I, 4.35% (g) (h)	35,404	35,404
Securities Lending Collateral 6.7%
JNL Government Money Market Fund - Class SL, 4.30% (g) (h)	32,478	32,478
Total Short Term Investments (cost $67,882)		67,882
Total Investments 109.4% (cost $525,585)		525,103
Other Assets and Liabilities, Net (9.4)%		(44,986)
Total Net Assets 100.0%		480,117

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $372,703 and 77.6% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of March 31, 2025.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after March 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

as of March 31, 2025.

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	390	9,672	10,062	5	—	—	—	—
JNL Government Money Market Fund, 4.30% - Class SL	19,673	71,641	58,836	265	—	—	32,478	6.7
T. Rowe Price Government Reserve Fund, 4.35% - Class I	17,798	67,070	49,464	301	—	—	35,404	7.4
	37,861	148,383	118,362	571	—	—	67,882	14.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	403,593	—	403,593
Senior Floating Rate Instruments	—	49,584	—	49,584
Preferred Stocks	4,038	—	—	4,038
Common Stocks	6	—	—	6
Short Term Investments	67,882	—	—	67,882
	71,926	453,177	—	525,103

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 100.0%
Financials 23.3%
Allstate Corporation, The	361	74,702
American Express Company	190	51,038
Annaly Capital Management, Inc.	1,265	25,690
Bank of America Corporation	1,343	56,025
Berkshire Hathaway Inc. - Class B (a)	333	177,354
Charles Schwab Corporation, The	940	73,624
Chubb Limited	81	24,420
Citigroup Inc.	394	28,006
CME Group Inc. - Class A	89	23,586
Corebridge Financial, Inc.	1,099	34,706
Corpay Inc (a)	84	29,255
Fiserv, Inc. (a)	469	103,687
Goldman Sachs Group, Inc., The	43	23,743
Intercontinental Exchange, Inc.	328	56,530
JPMorgan Chase & Co.	609	149,438
KeyCorp	2,071	33,121
MetLife, Inc.	222	17,798
The Progressive Corporation	27	7,522
Travelers Companies, Inc., The	165	43,682
Visa Inc. - Class A	105	36,688
		1,070,615
Industrials 15.4%
AMETEK, Inc.	441	75,927
Boeing Company, The (a)	129	21,986
Deere & Company	171	80,045
Equifax Inc.	96	23,407
Ferguson Enterprises Inc.	197	31,555
General Electric Company	200	40,095
L3Harris Technologies, Inc.	173	36,293
Norfolk Southern Corporation	274	64,856
Northrop Grumman Corporation	61	31,182
Old Dominion Freight Line, Inc.	222	36,793
Owens Corning	141	20,152
Parker-Hannifin Corporation	92	55,824
Republic Services, Inc.	183	44,421
Rockwell Automation, Inc.	86	22,277
Union Pacific Corporation	230	54,417
Westinghouse Air Brake Technologies Corporation	385	69,779
		709,009
Health Care 15.4%
Alcon AG	303	28,726
AstraZeneca PLC - ADR	980	72,011
Becton, Dickinson and Company	188	42,966
Cencora, Inc.	287	79,921
Cigna Group, The	140	46,063
Danaher Corporation	110	22,460
Elevance Health, Inc.	167	72,814
Gilead Sciences, Inc.	353	39,531
HCA Healthcare, Inc.	33	11,265
Molina Healthcare, Inc. (a)	84	27,714
Regeneron Pharmaceuticals, Inc.	46	29,251
Revvity, Inc.	541	57,208
Tenet Healthcare Corporation (a)	316	42,526
Thermo Fisher Scientific Inc.	69	34,550
UnitedHealth Group Incorporated	187	97,816
		704,822
Energy 9.2%
Chevron Corporation	240	40,124
ConocoPhillips	625	65,643
Diamondback Energy, Inc.	204	32,602
EQT Corporation	607	32,447
Expand Energy Corporation	43	4,784
Exxon Mobil Corporation	461	54,884
Phillips 66	198	24,402
Range Resources Corporation	1,495	59,693
Schlumberger Limited	1,235	51,607
TechnipFMC PLC	766	24,271
Valero Energy Corporation	249	32,924
		423,381
Consumer Staples 8.5%
Colgate-Palmolive Company	584	54,695
Dollar Tree, Inc. (a)	345	25,872
Kenvue Inc.	5,024	120,472
Keurig Dr Pepper Inc.	1,088	37,246
Mondelez International, Inc. - Class A	822	55,769
Procter & Gamble Company, The	385	65,636
Walmart Inc.	355	31,194
		390,884
Information Technology 6.6%
Accenture Public Limited Company - Class A	94	29,488
Analog Devices, Inc.	205	41,272
Intel Corporation	840	19,076
Keysight Technologies, Inc. (a)	590	88,328
KLA Corporation	39	26,295
Micron Technology, Inc.	46	3,997
TE Connectivity Public Limited Company	211	29,778
Texas Instruments Incorporated	354	63,550
		301,784
Materials 6.4%
Franco-Nevada Corporation	176	27,792
Freeport-McMoRan Inc.	600	22,716
International Paper Company	1,151	61,391
Linde Public Limited Company	130	60,568
Martin Marietta Materials, Inc.	4	1,856
Mosaic Company, The	723	19,527
PPG Industries, Inc.	255	27,922
Sherwin-Williams Company, The	208	72,788
		294,560
Consumer Discretionary 6.3%
AutoZone, Inc. (a)	17	63,155
Compagnie Financiere Richemont SA	120	20,958
Home Depot, Inc., The	150	54,891
McDonald's Corporation	252	78,785
Ross Stores, Inc.	358	45,705
Tractor Supply Company	469	25,859
		289,353
Utilities 5.0%
Ameren Corporation	534	53,597
American Water Works Company, Inc.	175	25,867
Atmos Energy Corporation	172	26,630
Exelon Corporation	595	27,410
NextEra Energy, Inc.	420	29,786
XCEL Energy Inc.	953	67,474
		230,764
Real Estate 2.3%
Essex Property Trust, Inc.	65	19,835
Public Storage Operating Company	150	44,999
VICI Properties Inc.	711	23,180
Welltower Inc.	112	17,097
		105,111
Communication Services 1.6%
Comcast Corporation - Class A	382	14,092
Pinterest, Inc. - Class A (a)	663	20,540
T-Mobile US, Inc.	146	38,966
		73,598
Total Common Stocks (cost $3,973,963)		4,593,881
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	1,940	1,940
T. Rowe Price Government Reserve Fund - Class I, 4.35% (b) (c)	—	—
Total Short Term Investments (cost $1,940)		1,940
Total Investments 100.0% (cost $3,975,903)		4,595,821
Other Assets and Liabilities, Net 0.0%		199
Total Net Assets 100.0%		4,596,020

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	3,882	82,513	84,455	39	—	—	1,940	—
JNL Government Money Market Fund, 4.30% - Class SL	—	72,007	72,007	99	—	—	—	—
T. Rowe Price Government Reserve Fund, 4.35% - Class I	18,285	89,835	108,120	60	—	—	—	—
	22,167	244,355	264,582	198	—	—	1,940	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,572,923	20,958	—	4,593,881
Short Term Investments	1,940	—	—	1,940
	4,574,863	20,958	—	4,595,821

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 93.5%
China 81.9%
Alibaba Group Holding Limited (a)	22	364
Alibaba Group Holding Limited - ADR	4	593
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	—	—
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	55	303
China Communications Services Corporation Limited - Class H	366	201
China Merchants Bank Co., Ltd. - Class H	86	508
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	64	219
Cloud Village Inc. (b)	14	265
Contemporary Amperex Technology Co., Limited - Class A	13	449
DiDi Global Inc. - Class A - ADR (b)	115	558
Full Truck Alliance Co. Ltd. - Class A - ADR	22	276
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	28	197
Kanzhun Limited - ADR (b)	14	268
Kweichow Moutai Co., Ltd. - Class A	2	344
Luckin Coffee Group Co., Ltd. - ADR (b)	11	364
Meituan - Class B (a) (b)	20	409
NARI Technology Co., Ltd. - Class A	75	227
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	3	369
Shenzhen Inovance Technology Co., Ltd. - Class A	40	377
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	9	294
Sieyuan Electric Co., Ltd. - Class A	19	195
Tencent Holdings Limited	20	1,270
Trip.com Group Limited - ADR	5	330
Xiamen Meitu Technology Co., Ltd.	761	538
Xiaomi Corporation (a) (b)	38	243
		9,161
Netherlands 4.2%
Prosus N.V. - ADR	51	472
Hong Kong 3.0%
Giant Biogene Holding Co Ltd	38	341
Taiwan 2.4%
MediaTek Inc.	6	266
Singapore 2.0%
BOC Aviation Limited (a)	28	220
Total Common Stocks (cost $9,940)		10,460
SHORT TERM INVESTMENTS 7.6%
Investment Companies 7.6%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	856	856
Total Short Term Investments (cost $856)		856
Total Investments 101.1% (cost $10,796)		11,316
Other Assets and Liabilities, Net (1.1)%		(127)
Total Net Assets 100.0%		11,189

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	157	5,617	4,918	5	—	—	856	7.7
JNL Government Money Market Fund, 4.30% - Class SL	—	—	—	—	—	—	—	—
	157	5,617	4,918	5	—	—	856	7.7

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	02/11/25	338	364	3.2
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/03/24	—	—	—
BOC Aviation Limited	07/12/24	227	220	2.0
Fuyao Glass Industry Group Co., Ltd. - Class H	10/16/23	159	197	1.8
Meituan - Class B	07/12/24	375	409	3.6
Xiaomi Corporation	11/25/24	231	243	2.2
		1,330	1,433	12.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	3,230	7,230	—	10,460
Short Term Investments	856	—	—	856
	4,086	7,230	—	11,316

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.8%
United Kingdom 18.9%
3I Group PLC	1,186	55,703
AstraZeneca PLC	428	62,924
BAE Systems PLC	3,750	75,800
Compass Group PLC	1,095	36,220
Experian PLC	668	31,025
Rolls-Royce Holdings PLC	8,751	85,127
		346,799
United States of America 10.4%
AON Public Limited Company - Class A	81	32,279
Arch Capital Group Ltd.	523	50,266
Linde Public Limited Company	80	37,240
Steris Public Limited Company	175	39,624
Waste Connections, Inc.	164	31,950
		191,359
Germany 7.5%
SAP SE	272	72,867
Siemens Energy AG (a)	1,110	65,574
		138,441
Netherlands 6.1%
Adyen N.V. (a) (b)	30	45,496
ASM International N.V.	60	27,402
ASML Holding N.V. - ADR	60	39,640
		112,538
Japan 5.4%
Mitsubishi Heavy Industries, Ltd.	3,635	62,001
Nintendo Co., Ltd.	551	37,437
		99,438
China 5.0%
Meituan - Class B (a) (b)	2,633	52,990
Tencent Holdings Limited	615	39,415
		92,405
Singapore 4.6%
Sea Limited - Class A - ADR (a)	647	84,439
Taiwan 4.1%
Taiwan Semiconductor Manufacturing Company Limited - ADR	458	76,081
Canada 4.1%
Canadian Natural Resources Limited	921	28,341
Canadian Pacific Kansas City Limited (c)	666	46,754
		75,095
Sweden 3.9%
Spotify Technology S.A. (a)	129	70,910
France 3.8%
Safran	262	69,050
Italy 3.6%
Ferrari N.V.	156	66,681
Denmark 3.2%
Novo Nordisk A/S - Class B	856	59,424
Ireland 2.3%
Icon Public Limited Company (a)	247	43,202
India 2.3%
ICICI Bank Limited - ADR	1,360	42,884
South Korea 2.3%
Coupang, Inc. - Class A (a)	1,899	41,653
Argentina 2.2%
MercadoLibre, Inc. (a)	20	39,529
Israel 2.0%
Monday.Com Ltd. (a)	151	36,608
Switzerland 1.9%
UBS Group AG	1,132	34,735
Australia 1.6%
Atlassian Corporation - Class A (a)	138	29,318
Brazil 1.6%
NU Holdings Ltd. - Class A (a)	2,814	28,815
Total Common Stocks (cost $1,443,951)		1,779,404
SHORT TERM INVESTMENTS 4.2%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	57,720	57,720
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	20,235	20,235
Total Short Term Investments (cost $77,955)		77,955
Total Investments 101.0% (cost $1,521,906)		1,857,359
Other Assets and Liabilities, Net (1.0)%		(19,167)
Total Net Assets 100.0%		1,838,192

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	32,385	159,425	134,090	386	—	—	57,720	3.1
JNL Government Money Market Fund, 4.30% - Class SL	—	27,199	6,964	23	—	—	20,235	1.1
	32,385	186,624	141,054	409	—	—	77,955	4.2

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/23/22	34,707	45,496	2.5
Meituan - Class B	09/30/24	64,665	52,990	2.9
		99,372	98,486	5.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	—	346,799	—	346,799
United States of America	191,359	—	—	191,359
Germany	—	138,441	—	138,441
Netherlands	39,640	72,898	—	112,538
Japan	—	99,438	—	99,438
China	—	92,405	—	92,405
Singapore	84,439	—	—	84,439
Taiwan	76,081	—	—	76,081
Canada	75,095	—	—	75,095
Sweden	70,910	—	—	70,910
France	—	69,050	—	69,050
Italy	—	66,681	—	66,681
Denmark	—	59,424	—	59,424
Ireland	43,202	—	—	43,202
India	42,884	—	—	42,884
South Korea	41,653	—	—	41,653
Argentina	39,529	—	—	39,529
Israel	36,608	—	—	36,608
Switzerland	—	34,735	—	34,735
Australia	29,318	—	—	29,318
Brazil	28,815	—	—	28,815
Short Term Investments	77,955	—	—	77,955
	877,488	979,871	—	1,857,359

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 36.5%
Communication Services 12.3%
Comcast Corporation - Class A (a)	21	760
Endeavor Group Holdings, Inc. - Class A (b)	110	3,017
Frontier Communications Parent, Inc. (c)	24	873
IAC Inc. (a) (c)	3	124
Liberty Broadband Corporation - Series A (c)	4	358
The Interpublic Group of Companies, Inc.	27	726
		5,858
Financials 6.7%
Andretti Acquisition Corp. II - Class A (c)	9	94
Archimedes Tech Spac Partners II Co. (c)	5	54
Cantor Equity Partners I, Inc. - Class A (c)	4	37
Cayson Acquisition Corp. (c)	3	31
CI Financial Corp.	41	883
Discover Financial Services	1	210
First Bancshares Inc.	12	398
Gesher Acquisition Corporation II (c)	4	42
Graf Global Corp. - Class A (c)	4	41
K&F Growth Acquisition Corp II (c)	4	45
Live Oak Acquisition Corp V (c)	4	38
Moneylion Technologies Inc. - Class A (c)	6	494
Mountain Lake Acquisition Corp. (c)	7	68
Newbury Street Acquisition Corporation - Class A (c)	8	78
NewHold Investment Corp. III (c)	4	38
ProAssurance Corporation (c)	4	99
Roman DBDR Acquisition Corp. II (c)	5	55
Sandy Spring Bancorp, Inc.	8	218
SilverBox Corp IV - Class A (c)	9	94
Stellar V Capital Corp. (c)	4	36
UY Scuti Acquisition Corp. (c)	2	17
Voyager Acquisition Corp. - Class A (c)	10	100
Willow Lane Acquisition Corp. - Class A (c)	5	52
		3,222
Materials 5.5%
Berry Global Group, Inc.	5	348
Reynolds Group Holdings Limited (d)	43	778
United States Steel Corporation (a) (d)	36	1,504
		2,630
Industrials 4.2%
Beacon Roofing Supply, Inc. (c)	3	423
H&E Equipment Services, Inc.	7	710
The AZEK Company Inc. - Class A (c)	17	849
		1,982
Energy 3.1%
ChampionX Corporation (d)	32	951
Hess Corporation	3	518
		1,469
Health Care 3.1%
Becton, Dickinson and Company (a) (d)	6	1,467
Consumer Discretionary 1.2%
Everi Holdings Inc. (c)	41	562
Information Technology 0.4%
Gamehaus Holdings Inc. - Class A (c)	1	2
Juniper Networks, Inc.	5	183
Nokia Oyj - Series A - ADR	6	30
		215
Total Common Stocks (cost $17,225)		17,405
CORPORATE BONDS AND NOTES 31.6%
Industrials 8.1%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (e)	203	204
6.50%, 08/01/30 (e)	104	109
Dun & Bradstreet Corporation, The
5.00%, 12/15/29 (e)	1,040	1,042
H&E Equipment Services, Inc.
3.88%, 12/15/28 (e)	176	176
LATAM Airlines Group S.A.
13.38%, 10/15/29 (e)	431	487
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (d) (e)	1,304	1,229
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28 (e)	231	236
Werner Finco LP
11.50%, 06/15/28 (e)	364	395
		3,878
Consumer Discretionary 6.4%
Everi Holdings Inc.
5.00%, 07/15/29 (e)	308	309
Gol Finance LLP
14.82%, 04/29/25 (e) (f)	791	815
Light and Wonder International, Inc.
7.00%, 05/15/28 (d) (e)	947	947
McLaren Finance PLC
7.50%, 08/01/26 (e)	1,000	995
		3,066
Communication Services 5.3%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (e)	1,024	846
Frontier Communications Holdings, LLC
5.88%, 11/01/29	197	197
6.00%, 01/15/30 (e)	276	277
Getty Images, Inc.
9.75%, 03/01/27 (d) (e)	1,229	1,231
		2,551
Energy 5.3%
California Resources Corporation
7.13%, 02/01/26 (e)	201	201
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (e)	2,129	2,142
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (e)	195	199
		2,542
Financials 2.9%
AssuredPartners, Inc.
5.63%, 01/15/29 (e)	569	568
7.50%, 02/15/32 (e)	584	624
MoneyGram International, Inc.
9.00%, 06/01/30 (e)	188	170
		1,362
Information Technology 1.9%
Dye & Durham Limited
3.75%, 03/01/26, CAD (g) (h)	354	237
Infinera Corporation
3.75%, 08/01/28 (g)	523	660
		897
Materials 1.1%
Illuminate Buyer LLC
9.00%, 07/01/28 (e)	517	516
Consumer Staples 0.6%
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (e)	60	53
La Financiere de l'Europe
3.50%, 06/30/28, EUR (h) (i)	464	216
		269
Total Corporate Bonds And Notes (cost $15,408)		15,081
INVESTMENT COMPANIES 4.3%
BlackRock Municipal Income Quality Trust	9	96
BlackRock MuniYield Quality Fund	12	140
BlackRock MuniYield Quality Fund III, Inc.	10	109
Franklin Universal Trust	40	298
Invesco Municipal Opportunity Trust	27	253
Invesco Value Municipal Income Trust	22	263
Nuveen Amt-Free Municipal Credit Income Fund	11	140
Nuveen AMT-Free Quality Municipal Income Fund	36	407
Nuveen Enhanced Municipal Credit Income Fund	16	191
Nuveen Municipal Value Fund	2	16
Nuveen New York AMT-Free Quality Municipal Income Fund	11	119

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Saba Capital Income & Opportunities Fund	4	33
Total Investment Companies (cost $2,080)		2,065
SENIOR FLOATING RATE INSTRUMENTS 3.6%
Communication Services 2.2%
Syniverse Holdings, Inc.
2022 Term Loan, 11.33%, (3 Month Term SOFR + 7.00%), 05/06/27 (f)	1,072	1,050
Health Care 1.4%
Bausch Lomb Corp
Term Loan, 7.67%, (1 Month Term SOFR + 3.25%), 05/05/27 (f)	658	655
Total Senior Floating Rate Instruments (cost $1,709)		1,705
OTHER EQUITY INTERESTS 2.6%
Altaba Inc. (c) (j) (k)	839	1,258
Pershing Square Tontine Holdings, Ltd. (c) (j) (k)	16	—
Total Other Equity Interests (cost $1,292)		1,258
RIGHTS 0.6%
Akouos, Inc. (c) (j)	11	5
Bristol-Myers Squibb Company (c) (j)	92	69
Bukit Jalil Global Acquisition 1 Ltd (c)	4	1
Cayson Acquisition Corp. (c)	3	—
ESH Acquisition Corp. (c)	11	1
Inhibrx, Inc. (c) (j)	4	3
Pan American Silver Corp. (c)	429	183
Pershing Square SPARC Holdings, Ltd. (c) (j)	4	1
Spring Valley Acquisition Corp. II (c)	3	—
Total Rights (cost $608)		263
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	253	250
Total Non-U.S. Government Agency Asset-Backed Securities (cost $249)		250
PREFERRED STOCKS 0.3%
Financials 0.3%
Federal National Mortgage Association, Inc. - Series S, 0.00% (c) (l) (m)	14	163
Total Preferred Stocks (cost $154)		163
WARRANTS 0.1%
Airship AI Holdings Inc. (c)	25	28
Alchemy Investments Acquisition Corp 1 (c)	6	1
Aldel Financial II Inc. (c)	4	1
Allurion Technologies, Inc. (c)	6	—
Altenergy Acquisition Corp. (c) (j)	2	—
Andretti Acquisition Corp. II (c)	5	1
Arogo Capital Acquisition Corporation (c)	6	—
Bridger Aerospace Group Holdings, Inc. (c)	12	1
Bukit Jalil Global Acquisition 1 Ltd (c)	2	—
Buzzfeed, Inc. (c)	7	—
Capri Listco (c) (j)	14	—
Cartesian Growth Corporation II (c)	2	—
Cero Therapeutics Holdings, Inc. (c)	2	—
Corner Growth Acquisition Corp. (c) (j)	4	1
ECARX Holdings Inc. (c)	12	1
EVe Mobility Acquisition Corp (c) (j)	3	—
Evergreen Corp. (c)	6	—
Foxo Technologies Inc. (c)	11	—
Freightos Ltd (c)	2	—
Getaround Operating, Inc. (c)	5	—
Global Blockchain Acquisition Corp. (c)	23	1
Goal Acquisitions Corp. (c)	119	1
Graf Global Corp. (c)	2	—
Grove Collaborative Holdings, Inc. (c)	5	—
iLearningEngines, Inc. (c) (j)	16	—
International Media Acquisition Corp. (c)	19	—
Jaws Mustang Acquisition Corp. (c)	8	—
LeddarTech Holdings Inc. (c)	37	2
MKDWELL Tech Inc. (c)	17	—
Movella Holdings Inc. (c) (j)	5	—
Newbury Street Acquisition Corporation (c)	4	1
Newbury Street Acquisition Corporation (c) (j)	13	—
Oak Woods Acquisition Corporation (c)	21	1
Pyrophyte Acquisition Corp. (c)	2	—
RMG Acquisition Corp. III (c) (j)	9	—
SilverBox Corp IV (c)	3	1
Slam Corp. (c)	10	1
Spring Valley Acquisition Corp. II (c)	1	—
Target Global Acquisition I Corp. (c)	4	—
Tevogen Bio Holdings Inc. (c)	3	—
Veea Inc. (c)	5	—
Volato Group, Inc. (c)	5	—
Voyager Acquisition Corp. (c)	5	1
Willow Lane Acquisition Corp. (c)	3	1
XBP Europe Holdings, Inc. (c)	6	—
Zapp Electric Vehicles Group Limited (c)	5	—
Zeo Energy Corp. (c)	2	—
Total Warrants (cost $194)		44
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.20% (n) (o)	438	438
Total Short Term Investments (cost $438)		438
Total Investments 81.0% (cost $39,357)		38,672
Total Securities Sold Short (0.3)% (proceeds $124)		(125)
Total Purchased Options 0.3% (cost $204)		147
Other Derivative Instruments (1.4)%		(681)
Other Assets and Liabilities, Net 20.4%		9,717
Total Net Assets 100.0%		47,730

(a) All or a portion of the security is subject to a written call option.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(c) Non-income producing security.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $13,771 and 28.9% of the Fund.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Convertible security.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.3%)
COMMON STOCKS (0.3%)
Financials (0.1%)
Capital One Financial Corporation	—	(55)
Communication Services (0.1%)
Omnicom Group Inc.	(1)	(53)
Materials (0.1%)
James Hardie Industries Public Limited Company - ADR	(1)	(13)
Information Technology (0.0%)
Gen Digital Inc.	—	(4)
Total Common Stocks (proceeds $124)		(125)
Total Securities Sold Short (0.3%) (proceeds $124)		(125)

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	4,653	13,200	17,415	27	—	—	438	0.9

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dye & Durham Limited, 3.75%, 03/01/26	11/06/24	249	237	0.5
La Financiere de l'Europe, 3.50%, 06/30/28	04/03/24	377	216	0.4
		626	453	0.9

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Amcor Pty Ltd	Call	12.00	04/17/25	95	114	—
Ball Corporation	Put	45.00	05/16/25	121	545	4
Becton, Dickinson and Company	Put	195.00	04/17/25	11	215	—
Becton, Dickinson and Company	Put	200.00	06/20/25	57	1,140	10
Comcast Corporation	Put	30.00	04/17/25	206	618	3
DuPont de Nemours, Inc.	Put	65.00	05/16/25	32	208	3
DuPont de Nemours, Inc.	Put	70.00	06/20/25	157	1,099	29
Honeywell International Inc.	Put	185.00	04/17/25	58	1,073	—
IAC Inc.	Put	40.00	06/20/25	420	1,680	45
International Game Technology PLC	Put	15.00	04/17/25	554	831	9
International Game Technology PLC	Put	14.00	05/16/25	146	204	6
Phillips 66	Put	115.00	04/17/25	39	449	3
Phillips 66	Put	110.00	04/17/25	61	671	2
Phillips 66	Put	110.00	05/16/25	20	220	3
SPDR S&P 500 ETF Trust	Put	550.00	04/17/25	46	2,530	30
						147

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Ball Corporation	Call	50.00	05/16/25	121	605	(44)
Becton, Dickinson and Company	Call	225.00	04/17/25	11	248	(8)
Becton, Dickinson and Company	Call	230.00	06/20/25	57	1,311	(56)
Comcast Corporation	Call	35.00	04/17/25	206	721	(41)
DuPont de Nemours, Inc.	Call	75.00	05/16/25	32	240	(10)
DuPont de Nemours, Inc.	Call	80.00	06/20/25	157	1,256	(26)
Honeywell International Inc.	Call	210.00	04/17/25	34	714	(19)
Honeywell International Inc.	Call	200.00	04/17/25	24	480	(30)
IAC Inc.	Call	45.00	06/20/25	420	1,890	(164)
International Game Technology PLC	Call	17.00	04/17/25	554	942	(16)
International Game Technology PLC	Call	16.00	05/16/25	146	234	(21)
Phillips 66	Call	125.00	04/17/25	39	488	(10)
Phillips 66	Call	120.00	04/17/25	61	732	(34)
Phillips 66	Call	120.00	05/16/25	20	240	(15)
SPDR S&P 500 ETF Trust	Call	580.00	04/17/25	23	1,334	(4)
SPDR S&P 500 ETF Trust	Put	520.00	04/17/25	29	1,508	(5)
United States Steel Corporation	Call	40.00	04/17/25	20	80	(9)
United States Steel Corporation	Call	39.00	04/17/25	98	382	(46)
United States Steel Corporation	Call	40.00	05/16/25	22	88	(13)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
United States Steel Corporation	Call	38.00	05/16/25	68	258	(48)
						(619)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	04/24/25	EUR	3	3	—
GBP/USD	GSC	04/24/25	GBP	923	1,192	41
GBP/USD	JPM	04/24/25	GBP	65	83	3
GBP/USD	GSC	06/26/25	GBP	23	30	—
JPY/USD	GSC	04/24/25	JPY	169,129	1,130	2
USD/CAD	JPM	05/30/25	CAD	(1,305)	(909)	13
USD/CAD	JPM	06/18/25	CAD	(354)	(247)	2
USD/EUR	GSC	04/24/25	EUR	(448)	(485)	(11)
USD/EUR	GSC	06/06/25	EUR	(442)	(480)	(12)
USD/EUR	JPM	06/06/25	EUR	(53)	(57)	(1)
USD/EUR	JPM	06/12/25	EUR	(297)	(322)	3
USD/GBP	GSC	04/17/25	GBP	(485)	(627)	—
USD/GBP	JPM	04/17/25	GBP	(218)	(282)	—
USD/GBP	GSC	04/24/25	GBP	(923)	(1,192)	(22)
USD/GBP	JPM	04/24/25	GBP	(65)	(83)	(1)
USD/GBP	GSC	06/26/25	GBP	(105)	(135)	—
USD/GBP	GSC	07/15/25	GBP	(99)	(128)	—
USD/JPY	GSC	04/24/25	JPY	(169,070)	(1,130)	(13)
USD/JPY	GSC	04/24/25	JPY	(58)	—	—
USD/JPY	GSC	07/16/25	JPY	(10,390)	(70)	(3)
					(3,709)	1

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	01/03/26 ††	—	—	2
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/25 ††	—	—	29
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	02/05/26 ††	27	—	(3)
Amedisys, Inc. (MT)	OBFR +0.61% (Q)	GSC	11/01/25 ††	267	—	(15)
Ball Corporation (MT)	OBFR +0.61% (Q)	GSC	01/09/26 ††	618	—	9
Bbgi Global Infrastructure S.A. (MT)	OBFR +0.85% (Q)	GSC	03/07/26 ††	124	—	1
Beacon Roofing Supply, Inc. (MT)	OBFR +0.61% (Q)	GSC	02/25/26 ††	921	—	65
Berry Global Group, Inc. (MT)	OBFR +0.61% (Q)	GSC	02/14/26 ††	1,137	—	(12)
Canal Plus Reunion (MT)	OBFR +0.00% (Q)	GSC	12/18/25 ††	—	—	95
ChampionX Corporation (MT)	OBFR +0.61% (Q)	GSC	08/06/25 ††	1,078	—	(37)
Covestro AG (MT)	OBFR +0.61% (Q)	GSC	12/02/25 ††	453	—	6
Discover Financial Services (MT)	OBFR +0.61% (Q)	GSC	01/23/26 ††	2,358	—	(302)
DuPont de Nemours, Inc. (MT)	OBFR +0.61% (Q)	GSC	03/18/26 ††	1,455	—	(46)
Fujitsu General Limited (MT)	OBFR +0.61% (Q)	GSC	01/15/26 ††	65	—	3
Hargreaves Lansdown PLC (MT)	OBFR +1.00% (Q)	GSC	09/12/25 ††	635	—	(10)
Havas B.V. (MT)	OBFR +0.00% (Q)	GSC	12/18/25 ††	—	—	57
Hess Corporation (MT)	OBFR +0.61% (Q)	GSC	01/23/26 ††	5,783	—	441
Honeywell International Inc. (MT)	OBFR +0.61% (Q)	GSC	02/10/26 ††	1,211	—	16
IAC Inc. (MT)	OBFR +0.61% (Q)	GSC	03/11/26 ††	1,699	—	102
International Game Technology PLC (MT)	OBFR +0.61% (Q)	GSC	08/06/25 ††	1,256	—	(114)
Intra-Cellular Therapies, Inc. (MT)	OBFR +0.61% (Q)	GSC	02/25/26 ††	1,298	—	32
Juniper Networks, Inc. (MT)	OBFR +0.61% (Q)	GSC	01/17/26 ††	486	—	—
Kellanova (MT)	OBFR +0.61% (M)	GSC	09/20/25 ††	2,868	—	50
Louis Hachette Group (MT)	OBFR +0.00% (Q)	GSC	12/18/25 ††	—	—	25
Phillips 66 (MT)	OBFR +0.61% (Q)	GSC	02/27/26 ††	1,472	—	8
Saba Capital Income & Opportunities Fund (MT)	OBFR +1.21% (M)	GSC	05/20/25 ††	73	—	6
Spirent Communications PLC (MT)	OBFR +0.61% (Q)	GSC	09/24/25 ††	95	—	5
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	12/30/25 ††	447	—	(197)
Canal Plus Reunion (MT)	OBFR +0.00% (Q)	JPM	12/18/25 ††	—	—	14
Hargreaves Lansdown PLC (MT)	OBFR +0.75% (Q)	JPM	11/11/25 ††	275	—	7
Havas B.V. (MT)	OBFR +0.00% (Q)	JPM	12/18/25 ††	—	—	9
Louis Hachette Group (MT)	OBFR +0.00% (Q)	JPM	12/18/25 ††	—	—	9
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	01/03/26 ††	839	—	(43)
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	12/30/25 ††	14	—	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
					—	214
Total return swap agreements - paying return
EQUITY
Amcor Pty Ltd (MT)	OBFR -0.35% (Q)	GSC	11/22/25 ††	(1,409)	—	101
Atlantic Union Bank (MT)	OBFR -0.35% (Q)	GSC	10/23/25 ††	(257)	—	39
Capital One Financial Corporation (MT)	OBFR -0.35% (Q)	GSC	05/07/25 ††	(2,346)	—	96
Former Charter Communications Parent, Inc. (MT)	OBFR -0.35% (Q)	GSC	01/29/26 ††	(362)	—	(3)
Gen Digital Inc. (MT)	OBFR -0.35% (Q)	GSC	03/20/26 ††	(16)	—	1
Herc Holdings Inc. (MT)	OBFR -0.35% (Q)	GSC	02/24/26 ††	(139)	—	19
Nokia Oyj (MT)	OBFR -1.00% (Q)	GSC	10/21/25 ††	(188)	—	(20)
Omnicom Group Inc. (MT)	OBFR -0.35% (Q)	GSC	01/03/26 ††	(723)	—	9
Pan American Silver Corp. (MT)	OBFR -0.35% (Q)	GSC	10/30/25 ††	(532)	—	(18)
Renasant Corporation (MT)	OBFR -0.35% (Q)	GSC	08/06/25 ††	(430)	—	29
Schlumberger Limited (MT)	OBFR -0.35% (Q)	GSC	05/17/25 ††	(2,245)	—	178
Amcor Pty Ltd (MT)	OBFR -0.25% (Q)	JPM	03/14/26 ††	(176)	—	—
Capital One Financial Corporation (MT)	OBFR -0.25% (Q)	JPM	03/10/26 ††	(109)	—	(2)
Chevron Corporation (MT)	OBFR -0.25% (Q)	JPM	10/28/25 ††	(6,515)	—	(699)
Herc Holdings Inc. (MT)	OBFR -0.25% (Q)	JPM	03/03/26 ††	(9)	—	—
James Hardie Industries Public Limited Company (MT)	OBFR -0.69% (Q)	JPM	03/25/26 ††	(414)	—	(7)
					—	(277)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Schedules of Investments.

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	14,388	3,017	—	17,405
Corporate Bonds And Notes	—	15,081	—	15,081
Investment Companies	2,065	—	—	2,065
Senior Floating Rate Instruments	—	1,705	—	1,705
Other Equity Interests	—	—	1,258	1,258
Rights	185	—	78	263
Non-U.S. Government Agency Asset-Backed Securities	—	250	—	250
Preferred Stocks	163	—	—	163
Warrants	43	—	1	44
Short Term Investments	438	—	—	438
	17,282	20,053	1,337	38,672
Liabilities - Securities
Common Stocks	(125)	—	—	(125)
	(125)	—	—	(125)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	147	—	—	147
Open Forward Foreign Currency Contracts	—	64	—	64
OTC Total Return Swap Agreements	—	1,434	31	1,465
	147	1,498	31	1,676
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(619)	—	—	(619)
Open Forward Foreign Currency Contracts	—	(63)	—	(63)
OTC Total Return Swap Agreements	—	(1,528)	—	(1,528)
	(619)	(1,591)	—	(2,210)
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 47.4%
United States of America 31.1%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1M2-R05, REMIC, 7.44%, (SOFR 30-Day Average + 3.10%), 06/25/29 (a)	670	695
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 7.44%, (SOFR 30-Day Average + 3.10%), 10/25/41 (a)	960	977
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1B1-R03, REMIC, 7.09%, (SOFR 30-Day Average + 2.75%), 12/25/41 (a)	750	760
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1B1-R02, REMIC, 9.89%, (SOFR 30-Day Average + 5.55%), 01/25/43 (a)	270	295
Federal Home Loan Mortgage Corporation
Series 2022-M2-DNA6, REMIC, 10.09%, (SOFR 30-Day Average + 5.75%), 09/25/42 (a)	420	458
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (a)	720	698
Treasury, United States Department of
1.63%, 02/15/26	1,000	978
2.00%, 11/15/26	11,610	11,256
0.63%, 03/31/27	4,980	4,668
3.63%, 03/31/28 - 05/15/53	6,520	6,298
4.00%, 01/31/29 - 11/15/42	11,250	11,006
4.63%, 04/30/29 - 09/30/30	48,550	49,823
2.88%, 05/15/32	8,500	7,864
4.13%, 11/15/32	1,970	1,973
3.88%, 02/15/43	1,280	1,171
4.38%, 08/15/43	5,381	5,244
4.50%, 02/15/44	3,680	3,636
3.00%, 08/15/52	750	558
4.75%, 11/15/53	240	245
		108,603
Germany 5.3%
Bundesrepublik Deutschland
2.20%, 02/15/34, EUR	17,960	18,705
Mexico 2.2%
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	161,050	7,706
Poland 2.1%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	7,290
South Africa 2.1%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	121,850	4,288
5.75%, 09/30/49	4,030	2,957
		7,245
Indonesia 0.9%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	42,084,000	2,514
7.00%, 05/15/27, IDR	9,470,000	576
		3,090
Brazil 0.7%
Presidencia da Republica
10.00%, 01/01/27, BRL	16,000	2,607
Israel 0.5%
Ministry of Finance
5.38%, 02/19/30	1,790	1,800
Argentina 0.5%
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (b) (c)	2,597	1,688
Colombia 0.5%
Departamento Administrativo De La Presidencia De La Republica
5.63%, 02/26/44	2,250	1,673
Egypt 0.4%
The Arab Republic of Egypt
3.88%, 02/16/26 (c)	1,350	1,301
Cote D'Ivoire 0.3%
Presidence de la Republique de Cote d'Ivoire
5.25%, 03/22/30, EUR (d)	1,060	1,089
Dominican Republic 0.3%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (c)	1,100	998
Nigeria 0.3%
Nigeria, Federal Government of
6.50%, 11/28/27 (c)	1,010	967
Kenya 0.2%
Kenya, Government of
9.75%, 02/16/31 (c)	940	915
Total Government And Agency Obligations (cost $166,330)		165,677
CORPORATE BONDS AND NOTES 43.1%
United States of America 21.0%
Air Lease Corporation
3.70%, 04/15/30, EUR	1,460	1,586
American Airlines, Inc.
5.75%, 04/20/29 (c)	3,620	3,541
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (e)	1,090	939
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (c) (e)	200	170
AT&T Inc.
2.90%, 12/04/26, GBP	2,070	2,589
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	1,500	1,418
Bank of America Corporation
5.29%, 04/25/34	660	663
4.08%, 03/20/51	2,840	2,226
Caesars Entertainment, Inc.
6.50%, 02/15/32 (c)	1,230	1,227
CCO Holdings, LLC
4.50%, 05/01/32	1,800	1,565
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (f)	640	568
Charter Communications Operating, LLC
3.50%, 06/01/41	670	464
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	890
Cigna Group, The
4.80%, 08/15/38	510	476
Continental Resources, Inc.
4.90%, 06/01/44	2,830	2,300
CSC Holdings, LLC
6.50%, 02/01/29 (c)	1,030	855
DCP Midstream, LLC
6.45%, 11/03/36 (c)	1,620	1,679
Devon Energy Corporation
5.85%, 12/15/25	870	875
5.20%, 09/15/34	1,440	1,392
5.00%, 06/15/45	470	398
DISH DBS Corporation
5.75%, 12/01/28 (c)	3,020	2,550
Diversified Healthcare Trust
9.75%, 06/15/25	662	661
Energy Transfer LP
5.60%, 09/01/34	1,440	1,442
8.00%, 05/15/54 (e)	380	399
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,263
Florida Power & Light Company
5.30%, 06/15/34	290	296
Ford Motor Company
3.25%, 02/12/32	2,000	1,649
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,140	1,072
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (f)	1,340	1,301
5.35%(3 Month Term SOFR + 1.03%), (a) (f)	540	465
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (c)	790	823

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
8.50%, 01/15/31, GBP (c)	140	192
JPMorgan Chase & Co.
3.33%, 04/22/52	1,270	881
Kroger Co., The
5.00%, 09/15/34	380	372
Millicom International Cellular SA
5.13%, 01/15/28 (c)	2,268	2,215
Morgan Stanley
5.79%, 11/18/33, GBP	1,000	1,318
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	931
5.38%, 01/01/32	520	513
Range Resources Corporation
4.75%, 02/15/30 (c)	4,000	3,810
Ray Financing LLC
6.50%, 07/15/31, EUR	650	715
Rockies Express Pipeline LLC
6.88%, 04/15/40 (c)	1,430	1,398
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (c)	500	505
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32	300	342
Southwestern Energy Company
4.75%, 02/01/32	1,890	1,791
Targa Resources Partners LP
5.50%, 03/01/30	1,000	1,009
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (c)	740	675
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,418
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (c)	2,550	2,413
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,543
Viking Cruises Limited
5.88%, 09/15/27 (c)	1,000	995
Viking Ocean Cruises Ltd
5.00%, 02/15/28 (c)	1,860	1,812
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (c)	1,050	1,033
Wells Fargo & Company
5.88%, (100, 06/15/25) (b) (f)	1,510	1,510
5.39%, 04/24/34	780	785
4.61%, 04/25/53	940	796
Western Midstream Operating, LP
3.95%, 06/01/25	710	709
5.50%, 08/15/48	500	439
5.25%, 02/01/50 (b) (g)	1,380	1,176
Williams Companies, Inc., The
5.75%, 06/24/44	2,200	2,162
		73,200
United Kingdom 3.8%
B&M European Value Retail S.A.
4.00%, 11/15/28, GBP (d)	1,090	1,297
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (d)	1,700	2,157
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (e) (f) (h)	1,060	1,246
Peu (Fin) PLC
7.25%, 07/01/28, EUR (d)	470	524
7.25%, 07/01/28, EUR (c)	430	479
Pinewood Finco PLC
6.00%, 03/27/30, GBP (c)	1,140	1,448
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	700	954
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (d)	1,030	1,307
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (d)	1,080	1,179
Whitbread PLC
2.38%, 05/31/27, GBP (d)	2,340	2,844
		13,435
Netherlands 3.0%
Boels Topholding B.V.
5.75%, 05/15/30, EUR (c)	660	729
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (d) (f)	1,200	1,255
3.65%, 04/06/28 (c)	500	491
IPD 3 B.V.
7.09%, 06/15/31, EUR (a)	370	400
Prosus N.V.
3.83%, 02/08/51 (c)	2,770	1,779
TMNL Holding B.V
3.75%, 01/15/29, EUR (d)	1,220	1,278
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	1,400	1,379
United Group B.V.
5.25%, 02/01/30, EUR (c)	1,280	1,362
VZ Secured Financing B.V.
5.00%, 01/15/32 (c)	2,000	1,737
		10,410
France 2.3%
Afflelou
6.00%, 07/25/29, EUR	230	256
Altice France Holding S.A.
8.13%, 02/01/27 (c)	820	736
Banijay Entertainment
7.00%, 05/01/29, EUR (c)	590	665
BNP Paribas
7.38%, (100, 08/19/25) (d) (f) (h)	2,730	2,737
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (d) (f) (h)	2,090	2,720
Goldstory
6.75%, 02/01/30, EUR (c)	680	756
IPD 3 B.V.
8.00%, 06/15/28, EUR (c)	260	294
		8,164
Multi-National 2.1%
European Bank for Reconstruction and Development
6.30%, 10/26/27, INR	311,600	3,613
International Bank for Reconstruction and Development
6.75%, 07/13/29, INR	324,200	3,785
		7,398
Germany 1.5%
Allianz SE
3.20%, (100, 10/30/27) (d) (f)	2,200	1,918
CT Investment GmbH
6.38%, 04/15/30, EUR (c)	420	456
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (d)	793	874
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR	670	734
Vertical Midco GmbH
4.38%, 07/15/27, EUR (d)	1,180	1,265
		5,247
Argentina 1.1%
MercadoLibre, Inc.
3.13%, 01/14/31	2,280	2,011
Pampa Energia S.A.
7.95%, 09/10/31 (c)	610	622
Pan American Energy S.L.
8.50%, 04/30/32 (c)	1,100	1,178
		3,811
Spain 1.0%
Cellnex Telecom, S.A.
2.00%, 02/15/33, EUR (d)	2,200	2,073
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (d)	1,210	1,304
		3,377
Israel 0.9%
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	450	542

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,200	2,133
8.13%, 09/15/31 (e)	520	580
		3,255
Brazil 0.8%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (c) (e)	2,160	1,967
Suzano Austria GmbH
5.00%, 01/15/30	950	927
		2,894
Mexico 0.8%
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (c)	2,980	2,829
Italy 0.8%
TeamSystem S.p.A.
7.19%, 07/31/31, EUR (a)	780	843
Telecom Italia S.p.A.
2.38%, 10/12/27, EUR (d) (e)	1,750	1,865
		2,708
South Africa 0.7%
K2016470219 (South Africa) Ltd
0.00%, 05/07/49, EUR (c) (i) (j) (k)	4,042	4
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,583
		2,587
Kazakhstan 0.6%
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (c)	980	969
3.50%, 04/14/33 (c)	1,130	960
		1,929
Ireland 0.4%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	638
6.95%, 03/10/55	900	918
		1,556
Sweden 0.4%
Verisure Holding AB
7.13%, 02/01/28, EUR (c)	1,330	1,485
Switzerland 0.4%
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (d)	1,400	1,410
Canada 0.4%
Open Text Corporation
3.88%, 02/15/28 (c)	510	481
4.13%, 02/15/30 (c)	1,000	914
		1,395
Colombia 0.3%
Ecopetrol S.A.
8.88%, 01/13/33	1,030	1,064
Peru 0.2%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (c)	1,200	754
Dominican Republic 0.2%
Aeropuertos Dominicanos Siglo XXI S.A.
7.00%, 06/30/34 (c)	580	586
Zambia 0.2%
First Quantum Minerals Ltd
6.88%, 10/15/27 (c)	585	584
Belgium 0.1%
Azelis Finance
4.75%, 09/25/29, EUR	310	340
Luxembourg 0.1%
Accor
6.38%, 10/15/29, EUR	180	200
Total Corporate Bonds And Notes (cost $153,153)		150,618
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.5%
United States of America 4.5%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.14%, 04/25/26 (a)	905	834
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27	1,241	1,182
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 6.37%, (1 Month Term SOFR + 2.05%), 09/15/34 (a)	1,177	1,148
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,252	1,159
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	982	926
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.37%, 11/18/26 (a)	930	863
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.09%, 05/25/65 (a)	870	862
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	445	359
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.23%, 07/17/25 (a)	1,040	995
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	336	316
Neighborly Issuer 2023-1
Series 2023-A2-1A, 7.31%, 01/30/28	1,303	1,320
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,245
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (b)	740	742
RIAL 2022-FL8 D
Series 2022-D-FL8, 9.07%, (SOFR 30-Day Average + 4.30%), 01/19/37 (a)	1,000	993
Servicemaster Brands L.L.C.
Series 2021-A2II-1, 3.11%, 07/30/31	958	815
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.58%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	280	276
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	887	821
Verus Securitization Trust 2022-4
Series 2022-A1-4, REMIC, 4.47%, 04/25/67 (b)	758	753
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,460)		15,609
SENIOR FLOATING RATE INSTRUMENTS 1.0%
United States of America 1.0%
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 6.46%, (3 Month Term SOFR + 2.00%), 11/15/27 (a)	933	923
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 7.31%, (3 Month Term SOFR + 3.00%), 02/16/28 (a)	2,443	2,434
Total Senior Floating Rate Instruments (cost $3,350)		3,357
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (d) (l)	14,399	—
Edcon Holdings Ltd. (d) (l)	124,902	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 9.0%
Investment Companies 8.0%
JNL Government Money Market Fund - Class I, 4.20% (m) (n)	27,894	27,894
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.30% (m) (n)	3,601	3,601
Total Short Term Investments (cost $31,495)		31,495
Total Investments 105.0% (cost $369,894)		366,756
Other Derivative Instruments (0.9)%		(3,162)
Other Assets and Liabilities, Net (4.1)%		(14,296)
Total Net Assets 100.0%		349,298

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $59,778 and 17.1% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of March 31, 2025.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(h) Convertible security.

(i) Non-income producing security.

(j) As of March 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/Western Asset Global Multi-Sector Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	10,790	43,833	26,729	128	—	—	27,894	8.0
JNL Government Money Market Fund, 4.30% - Class SL	4,110	12,219	12,728	55	—	—	3,601	1.0
	14,900	56,052	39,457	183	—	—	31,495	9.0

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	1,918	0.5
B&M European Value Retail S.A., 4.00%, 11/15/28	07/02/24	1,292	1,297	0.4
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,746	2,737	0.8
Cellnex Telecom, S.A., 2.00%, 02/15/33	10/31/23	1,854	2,073	0.6
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,255	0.4
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	2,337	2,720	0.8
Edcon Holdings Ltd.	02/28/17	95	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	2,040	2,157	0.6
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,486	1,410	0.4
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,212	1,304	0.4
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	01/11/24	887	874	0.2
Peu (Fin) PLC, 7.25%, 07/01/28	09/28/23	482	524	0.1
Premier Foods Finance PLC, 3.50%, 10/15/26	05/19/23	1,233	1,307	0.4
Presidence de la Republique de Cote d'Ivoire, 5.25%, 03/22/30	02/22/23	980	1,089	0.3
Telecom Italia S.p.A., 2.38%, 10/12/27	09/15/22	1,607	1,865	0.5
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,193	1,278	0.4
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,190	1,265	0.4
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,170	1,179	0.3
Whitbread PLC, 2.38%, 05/31/27	05/06/22	2,568	2,844	0.8
		27,342	29,096	8.3

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	74	June 2025	GBP	6,850	20	(86)
United States 5 Year Note	320	July 2025		34,371	8	239

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
				28	153
Short Contracts
United States 10 Year Note	(302)	June 2025	(33,148)	(5)	(440)
United States 10 Year Ultra Bond	(76)	June 2025	(8,563)	(7)	(110)
United States Long Bond	(79)	June 2025	(9,172)	(15)	(93)
United States Ultra Bond	(3)	June 2025	(361)	(1)	(6)
				(28)	(649)

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	04/16/25	AUD	5,998	3,748	34
EUR/USD	CIT	04/16/25	EUR	2,930	3,170	54
EUR/USD	GSC	04/16/25	EUR	1,280	1,385	(13)
EUR/USD	MSC	04/16/25	EUR	1,575	1,704	75
JPY/USD	BNP	04/16/25	JPY	1,138,525	7,603	317
PLN/EUR	JPM	04/16/25	EUR	(91)	(98)	3
USD/CNH	BNP	04/16/25	CNH	(26,926)	(3,710)	(40)
USD/EUR	BOA	04/16/25	EUR	(16,260)	(17,595)	(650)
USD/EUR	CIT	04/16/25	EUR	(665)	(720)	(20)
USD/EUR	JPM	04/16/25	EUR	(33,077)	(35,794)	(1,592)
USD/GBP	BNP	04/16/25	GBP	(15,373)	(19,857)	(962)
USD/INR	GSC	04/16/25	INR	(308,248)	(3,602)	(64)
USD/MXN	BNP	04/16/25	MXN	(95,163)	(4,641)	(63)
USD/PLN	BNP	04/16/25	PLN	(11,501)	(2,968)	(200)
USD/TWD	CIT	04/16/25	TWD	(129,815)	(3,915)	43
USD/ZAR	GSC	04/16/25	ZAR	(56,852)	(3,097)	(12)
USD/ZAR	MSC	04/16/25	ZAR	(39,264)	(2,139)	(72)
					(80,526)	(3,162)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Government And Agency Obligations	—	165,677	—	165,677
Corporate Bonds And Notes	—	150,618	—	150,618
Non-U.S. Government Agency Asset-Backed Securities	—	15,609	—	15,609
Senior Floating Rate Instruments	—	3,357	—	3,357
Common Stocks	—	—	—	—
Short Term Investments	31,495	—	—	31,495
	31,495	335,261	—	366,756
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	239	—	—	239
Open Forward Foreign Currency Contracts	—	526	—	526
	239	526	—	765
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(735)	—	—	(735)
Open Forward Foreign Currency Contracts	—	(3,688)	—	(3,688)
	(735)	(3,688)	—	(4,423)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 99.0%
United Kingdom 16.3%
3I Group PLC	386	18,129
AstraZeneca PLC	100	14,664
BAE Systems PLC	966	19,530
Compass Group PLC	483	15,973
Experian PLC	407	18,881
Flutter Entertainment Public Limited Company (a)	42	9,332
Halma Public Limited Company	328	11,013
London Stock Exchange Group PLC	144	21,377
Relx PLC	311	15,628
Unilever PLC	163	9,737
		154,264
Japan 11.4%
Advantest Corporation	23	993
ASICS Corporation	648	13,263
Chugai Pharmaceutical Co., Ltd.	230	10,493
Daiichi Sankyo Company, Limited	211	4,964
Hoya Corporation	110	12,469
Keyence Corporation	34	13,470
Recruit Holdings Co., Ltd.	159	8,217
Sumitomo Mitsui Financial Group, Inc.	764	19,654
Tokio Marine Holdings, Inc.	389	15,043
Tokyo Electron Limited	69	9,468
		108,034
Canada 9.6%
Brookfield Asset Management Ltd. - Class A (b)	261	12,648
Constellation Software Inc.	6	20,053
Dollarama Inc.	152	16,295
Intact Financial Corporation	102	20,768
Royal Bank of Canada	119	13,357
Shopify Inc. - Class A (a)	84	8,065
		91,186
Germany 7.4%
Heidelberg Materials AG	57	9,760
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	23	14,557
Rheinmetall Aktiengesellschaft	8	11,177
SAP SE	100	26,621
Symrise AG	76	7,867
		69,982
China 7.1%
ANTA Sports Products Limited	864	9,483
BYD Company Limited - Class H	185	9,418
Tencent Holdings Limited	310	19,887
Trip.com Group Limited	249	15,962
Yum China Holdings, Inc.	238	12,408
		67,158
Switzerland 5.8%
ABB Ltd - Class N	203	10,503
Lonza Group AG	26	16,362
Partners Group Holding AG	9	13,301
Sandoz Group AG	350	14,709
		54,875
France 5.7%
Safran	56	14,761
Schneider Electric SE	71	16,388
Thales	87	23,177
		54,326
Taiwan 4.6%
MediaTek Inc.	264	11,271
Taiwan Semiconductor Manufacturing Company Limited	1,164	32,701
		43,972
Italy 4.6%
Ferrari N.V.	37	15,659
Prysmian S.p.A.	151	8,284
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.P.A.	350	19,656
		43,599
Spain 4.2%
Amadeus IT Holding, S.A. (c)	128	9,834
Banco Bilbao Vizcaya Argentaria, S.A.	1,453	19,803
Industria de Diseno Textil, S.A.	195	9,745
		39,382
Sweden 3.3%
Atlas Copco Aktiebolag - Class A	1,038	16,572
Spotify Technology S.A. (a)	26	14,329
		30,901
Hong Kong 3.0%
AIA Group Limited	1,723	13,094
Hong Kong Exchanges and Clearing Limited	342	15,202
		28,296
India 2.4%
Bharat Electronics Limited	2,222	7,799
ICICI Bank Limited	942	14,799
		22,598
Australia 2.3%
Aristocrat Leisure Limited	269	10,843
Atlassian Corporation - Class A (a)	33	6,946
Pro Medicus Limited	31	3,885
		21,674
Denmark 2.1%
DSV A/S	61	11,917
Novo Nordisk A/S - Class B	116	8,049
		19,966
Netherlands 1.8%
ASM International N.V.	16	7,202
ASML Holding N.V.	15	10,086
		17,288
Argentina 1.8%
MercadoLibre, Inc. (a)	9	16,816
Singapore 1.7%
Sea Limited - Class A - ADR (a)	127	16,575
Ireland 1.4%
Kingspan Group Public Limited Company	159	12,825
Belgium 1.3%
UCB	72	12,633
South Korea 1.2%
SK Hynix Inc.	85	11,225
Total Common Stocks (cost $885,434)		937,575
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.20% (d) (e)	11,718	11,718
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (d) (e)	501	501
Total Short Term Investments (cost $12,219)		12,219
Total Investments 100.3% (cost $897,653)		949,794
Other Assets and Liabilities, Net (0.3)%		(2,584)
Total Net Assets 100.0%		947,210

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	7,245	76,558	72,085	80	—	—	11,718	1.2
JNL Government Money Market Fund, 4.30% - Class SL	4,177	50,731	54,407	50	—	—	501	0.1
	11,422	127,289	126,492	130	—	—	12,219	1.3

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	04/29/22	8,179	9,834	1.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	183,251	754,324	—	937,575
Short Term Investments	12,219	—	—	12,219
	195,470	754,324	—	949,794

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.2%
Information Technology 18.5%
Amphenol Corporation - Class A	603	39,574
Apple Inc.	1,635	363,097
Broadcom Inc.	746	124,957
Corning Incorporated	750	34,314
Intuit Inc.	125	76,628
Jabil Inc.	318	43,210
KLA Corporation	52	35,081
Microsoft Corporation	987	370,404
Motorola Solutions, Inc.	29	12,486
NVIDIA Corporation	2,791	302,524
NXP Semiconductors N.V.	137	26,048
Roper Technologies, Inc.	27	16,185
Salesforce, Inc.	251	67,404
ServiceNow, Inc. (a)	40	32,231
Texas Instruments Incorporated	395	70,958
		1,615,101
Financials 9.8%
American Express Company	308	82,770
Arthur J. Gallagher & Co.	157	54,056
Bank of America Corporation	1,111	46,348
Charles Schwab Corporation, The	868	67,985
JPMorgan Chase & Co.	415	101,808
KKR & Co. Inc. - Class A	360	41,664
MasterCard Incorporated - Class A	172	94,191
Morgan Stanley	153	17,871
Nasdaq, Inc.	1,048	79,492
S&P Global Inc.	159	80,729
The Progressive Corporation	96	27,309
Wells Fargo & Company	2,279	163,643
		857,866
Consumer Discretionary 8.1%
Amazon.com, Inc. (a)	1,424	270,930
Home Depot, Inc., The	56	20,475
Marriott International, Inc. - Class A	216	51,354
McDonald's Corporation	246	76,792
O'Reilly Automotive, Inc. (a)	56	79,812
Starbucks Corporation	539	52,825
Tesla Inc. (a)	151	39,221
TJX Companies, Inc., The	544	66,209
Tractor Supply Company	901	49,623
		707,241
Health Care 7.2%
Abbott Laboratories	616	81,711
AstraZeneca PLC - ADR	925	68,012
Eli Lilly and Company	123	101,351
Gilead Sciences, Inc.	511	57,271
Haleon PLC	16,203	82,034
HCA Healthcare, Inc.	117	40,394
Merck & Co., Inc.	780	70,036
UnitedHealth Group Incorporated	238	124,675
		625,484
Communication Services 5.7%
Alphabet Inc. - Class A	1,271	196,530
Meta Platforms, Inc. - Class A	237	136,723
Netflix, Inc. (a)	89	82,963
T-Mobile US, Inc.	316	84,406
		500,622
Industrials 4.7%
Boeing Company, The (a)	322	54,961
Deere & Company	121	56,819
Johnson Controls International Public Limited Company	481	38,515
PACCAR Inc	282	27,501
Parker-Hannifin Corporation	116	70,590
Republic Services, Inc.	381	92,186
Uber Technologies, Inc. (a)	1,000	72,848
		413,420
Consumer Staples 3.6%
British American Tobacco P.L.C.	687	28,311
Coca-Cola Company, The	1,112	79,649
Philip Morris International Inc.	478	75,933
Procter & Gamble Company, The	266	45,379
Unilever PLC	1,341	79,994
		309,266
Energy 3.2%
EQT Corporation	626	33,423
Exxon Mobil Corporation	755	89,781
Marathon Petroleum Corporation	272	39,597
Targa Resources Corp.	286	57,325
Williams Companies, Inc., The	954	56,990
		277,116
Utilities 1.8%
Duke Energy Corporation	415	50,618
NextEra Energy, Inc.	530	37,562
Sempra	917	65,406
		153,586
Real Estate 1.6%
Crown Castle Inc.	648	67,576
Welltower Inc.	465	71,181
		138,757
Materials 1.0%
Anglo American PLC	1,045	29,213
Linde Public Limited Company	115	53,372
		82,585
Total Common Stocks (cost $4,498,350)		5,681,044
GOVERNMENT AND AGENCY OBLIGATIONS 26.4%
U.S. Treasury Note 10.5%
Treasury, United States Department of
4.38%, 07/31/26 - 01/31/32	45,508	46,108
3.75%, 08/31/26 - 08/31/31	73,703	73,331
0.88%, 09/30/26	10,525	10,056
3.50%, 09/30/26 - 09/30/29	77,909	77,032
4.63%, 10/15/26 - 02/15/35	95,702	98,228
4.13%, 10/31/26 (b)	28,070	28,141
1.25%, 11/30/26 - 06/30/28	42,541	40,637
4.25%, 11/30/26 - 11/15/34	99,331	100,209
4.00%, 01/15/27 - 03/31/30	149,641	149,989
4.13%, 01/31/27 - 10/31/31	136,718	137,513
3.88%, 03/31/27 - 08/15/34	61,771	61,562
4.50%, 05/15/27 - 12/31/31	34,033	34,728
2.63%, 05/31/27	2,390	2,327
2.88%, 08/15/28	625	605
4.88%, 10/31/28	27,886	28,775
3.63%, 08/31/29 - 09/30/31	26,837	26,483
		915,724
Mortgage-Backed Securities 10.4%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	4,434	4,218
7.00%, 11/01/30 - 06/01/31	6	7
2.50%, 12/01/31 - 10/01/51	61,772	52,396
4.50%, 01/01/38 - 08/01/52	16,331	15,806
6.00%, 12/01/39 - 11/01/53	22,234	22,624
2.00%, 11/01/41 - 04/01/52	83,021	66,855
3.00%, 11/01/46 - 12/01/46	9,746	8,705
5.00%, 08/01/52 - 06/01/53	39,321	38,741
5.50%, 01/01/53 - 05/01/54	65,272	65,356
6.50%, 11/01/53	14,312	14,794
Federal National Mortgage Association, Inc.
3.50%, 03/01/26 - 06/01/52	25,512	23,306
4.00%, 09/01/26 - 10/01/52	25,867	24,260
4.50%, 01/01/27 - 11/01/52	32,216	31,440
3.00%, 05/01/27 - 10/01/51	38,331	33,964
7.50%, 09/01/29	1	1
2.50%, 05/01/30 - 01/01/52	44,587	37,825
7.00%, 10/01/33	9	10
5.50%, 03/01/38 - 09/01/53	11,571	11,595
6.50%, 10/01/38 - 10/01/39	40	42
TBA, 5.50%, 04/15/40 - 04/15/55 (c)	80,331	80,655
5.00%, 07/01/40 - 10/01/52	3,925	3,872
2.00%, 04/01/41 - 09/01/51	78,383	63,771
1.50%, 11/01/41	6,994	5,741

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
6.00%, 09/01/53 - 07/01/54	41,123	41,945
TBA, 2.50%, 04/15/55 (c)	22,979	19,108
Government National Mortgage Association
6.50%, 04/15/26	—	—
5.50%, 11/15/32 - 02/15/36	24	24
6.00%, 01/15/33 - 04/15/40	1,232	1,281
7.00%, 01/15/33 - 05/15/33	3	3
5.00%, 06/20/33 - 06/15/39	708	712
4.50%, 06/15/40 - 08/20/52	49,815	48,055
4.00%, 01/15/41 - 08/20/52	22,720	21,378
2.00%, 12/20/50 - 02/20/51	23,204	18,986
2.50%, 03/20/51 - 12/20/52	34,400	29,368
3.00%, 07/20/51 - 03/20/52	14,872	13,181
3.50%, 01/20/52 - 03/20/52	29,185	26,783
TBA, 2.00%, 04/15/55 (c)	9,350	7,646
TBA, 3.00%, 04/15/55 (c)	20,694	18,329
TBA, 5.00%, 04/15/55 (c)	24,394	23,998
TBA, 5.50%, 04/15/55 (c)	27,404	27,464
		904,245
U.S. Treasury Bond 4.2%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,690
3.25%, 05/15/42	1,826	1,543
3.38%, 08/15/42	18,040	15,464
4.00%, 11/15/42 - 11/15/52	29,387	26,888
3.88%, 02/15/43 - 05/15/43	37,398	34,170
4.38%, 08/15/43	12,287	11,974
4.75%, 11/15/43 - 11/15/53	49,353	50,377
4.50%, 02/15/44 - 11/15/54	15,200	14,990
4.63%, 05/15/44 - 02/15/55	58,324	58,559
4.13%, 08/15/44 - 08/15/53	30,755	28,590
3.00%, 11/15/44 - 05/15/47	8,392	6,502
2.50%, 02/15/45 - 05/15/46	47,085	33,583
2.88%, 08/15/45 - 05/15/52	29,354	21,741
2.75%, 08/15/47 - 11/15/47	21,494	15,689
2.38%, 05/15/51	8,511	5,564
3.63%, 02/15/53 - 05/15/53	28,786	24,250
4.25%, 02/15/54 - 08/15/54	18,856	17,790
		369,364
Collateralized Mortgage Obligations 0.5%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 5.89%, (SOFR 30-Day Average + 1.55%), 10/25/41 (d)	1,046	1,051
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,384	1,312
Series JM-4165, REMIC, 3.50%, 09/15/41	343	338
Series ZP-3967, REMIC, 4.00%, 09/15/41	3,837	3,675
Series AH-4143, REMIC, 1.75%, 09/15/42	2,924	2,744
Series DJ-4322, REMIC, 3.00%, 05/15/43	305	299
Series CZ-4809, REMIC, 4.00%, 07/15/48	3,980	3,716
Series DP-5170, REMIC, 2.00%, 07/25/50	7,540	6,537
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	10,288	8,389
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 10.35%, (SOFR 30-Day Average + 6.01%), 10/25/28 (d)	277	287
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	604	590
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,869	2,547
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	3,852	3,033
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	10,126	8,925
		43,444
Sovereign 0.4%
Gobierno Federal de los Estados Unidos Mexicanos
6.75%, 09/27/34	7,788	8,164
Government of Saudi Arabia
5.38%, 01/13/31 (e)	11,210	11,502
5.63%, 01/13/35 (e)	5,020	5,175
Israel, State of
5.38%, 03/12/29	8,850	8,920
		33,761
Municipal 0.3%
Chicago Transit Authority
6.90%, 12/01/40	615	680
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	247
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	665	593
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	218
Illinois Municipal Electric Agency
6.83%, 02/01/35	2,955	3,142
Kansas Development Finance Authority
5.37%, 05/01/26	960	966
Metropolitan Transportation Authority
6.20%, 11/15/26	75	76
6.81%, 11/15/40	3,700	4,064
5.18%, 11/15/49	100	90
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,842	5,301
Oregon School Boards Association
4.76%, 06/30/28	233	233
Philadelphia, City of
6.55%, 10/15/28	5,225	5,579
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,403	4,462
5.17%, 04/01/41	1,250	1,264
		26,915
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,239
Total Government And Agency Obligations (cost $2,366,413)		2,300,692
CORPORATE BONDS AND NOTES 7.5%
Financials 2.9%
Abu Dhabi Developmental Holding Company PJSC
4.38%, 10/02/31 (e)	10,630	10,392
ACE Capital Trust II
9.70%, 04/01/30	525	623
Athene Global Funding
5.58%, 01/09/29 (e)	11,485	11,718
5.38%, 01/07/30 (e)	15,711	15,929
Bank of America Corporation
5.82%, 09/15/29	3,858	3,994
3.19%, 07/23/30	2,210	2,073
5.16%, 01/24/31	12,705	12,870
Barclays PLC
5.09%, 02/25/29 (f)	5,325	5,359
Beacon Funding Trust
6.27%, 08/15/54 (e)	4,245	4,225
BPCE
5.88%, 01/14/31 (e) (f)	8,045	8,251
Brighthouse Financial, Inc.
5.65%, 06/10/29 (e)	10,728	10,904
Canadian Imperial Bank of Commerce
4.63%, 09/11/30 (b) (f)	7,615	7,541
Capital One Financial Corporation
7.15%, 10/29/27	2,840	2,943
6.31%, 06/08/29	3,662	3,808
5.70%, 02/01/30	2,125	2,171
7.62%, 10/30/31	539	600
6.05%, 02/01/35	860	879
5.88%, 07/26/35	11,287	11,397
6.18%, 01/30/36	2,170	2,162
Citizens Financial Group, Inc.
5.84%, 01/23/30	2,440	2,503
CNO Global Funding
4.88%, 12/10/27 (e)	1,940	1,943
Commonwealth Bank of Australia
5.07%, 09/14/28 (e)	13,220	13,565
Credit Suisse AG
7.50%, 02/15/28	15,698	16,910
Discover Financial Services
7.96%, 11/02/34 (b)	6,310	7,227

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
GA Global Funding Trust
5.20%, 12/09/31 (e)	9,270	9,203
5.90%, 01/13/35 (e)	8,943	9,087
HSBC Holdings PLC
4.90%, 03/03/29 (f)	4,020	4,030
JPMorgan Chase & Co.
5.14%, 01/24/31	5,180	5,256
5.50%, 01/24/36	4,335	4,422
6.40%, 05/15/38	425	468
Liberty Mutual Group Inc.
4.57%, 02/01/29 (e)	4,478	4,435
Liberty Mutual Insurance Company
7.88%, 10/15/26 (e)	475	492
Lloyds Banking Group PLC
5.09%, 11/26/28 (f)	6,005	6,057
Morgan Stanley
5.23%, 01/15/31	5,150	5,234
5.25%, 04/21/34	2,204	2,206
Mutual Of Omaha Cps Global Funding
5.00%, 04/01/30 (e)	4,055	4,071
Pricoa Global Funding I
4.65%, 08/27/31 (e)	6,301	6,244
Protective Life Global Funding
5.43%, 01/14/32 (e)	7,640	7,840
RGA Global Funding
5.25%, 01/09/30 (e)	6,800	6,920
UBS Group AG
3.09%, 05/14/32 (e)	2,068	1,843
Wells Fargo & Company
6.30%, 10/23/29	8,770	9,214
5.24%, 01/24/31	7,430	7,556
		254,565
Information Technology 1.0%
Constellation Software Inc.
5.16%, 02/16/29 (e)	1,215	1,230
5.46%, 02/16/34 (e)	15,432	15,720
Foundry JV Holdco LLC
5.90%, 01/25/30 - 01/25/33 (e)	5,310	5,440
6.15%, 01/25/32 (e)	7,080	7,351
6.20%, 01/25/37 (e)	5,148	5,298
Intel Corporation
4.60%, 03/25/40 (b)	10,760	9,322
5.60%, 02/21/54	11,836	10,745
Oracle Corporation
5.25%, 02/03/32	3,505	3,574
4.30%, 07/08/34	748	696
4.70%, 09/27/34	4,145	3,959
3.65%, 03/25/41	11,417	8,871
4.13%, 05/15/45	995	787
3.60%, 04/01/50	1,072	746
3.95%, 03/25/51	546	400
5.38%, 09/27/54	353	322
4.10%, 03/25/61	736	527
Synopsys, Inc.
4.85%, 04/01/30	6,070	6,109
5.00%, 04/01/32	6,630	6,660
		87,757
Energy 0.7%
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (e)	3,375	3,334
5.68%, 01/15/34 (e)	1,635	1,628
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (e)	1,975	2,053
6.50%, 08/15/43 (e)	3,557	3,705
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	—	—
Energy Transfer LP
5.20%, 04/01/30 (b)	10,848	11,003
6.20%, 04/01/55	4,677	4,656
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (e)	2,861	2,825
3.45%, 10/15/27 (e)	465	449
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (e)	5,145	5,222
6.10%, 08/23/42 (e)	8,390	8,401
Targa Resources Corp.
5.55%, 08/15/35	5,620	5,604
6.13%, 05/15/55	3,320	3,291
Whistler Pipeline LLC
5.40%, 09/30/29 (e)	7,826	7,879
5.70%, 09/30/31 (e)	5,415	5,469
		65,519
Utilities 0.6%
Alabama Power Company
5.10%, 04/02/35 (b)	990	990
Boston Gas Company
3.15%, 08/01/27 (e)	960	928
Brooklyn Union Gas Company, The
3.41%, 03/10/26 (e)	2,215	2,185
Georgia Power Company
4.85%, 03/15/31	4,035	4,056
5.20%, 03/15/35	12,045	12,120
4.75%, 09/01/40	1,085	1,003
5.13%, 05/15/52	3,871	3,583
KeySpan Gas East Corporation
2.74%, 08/15/26 (e)	3,690	3,601
Metropolitan Edison Company
5.20%, 04/01/28 (e)	390	396
Pennsylvania Electric Company
5.15%, 03/30/26 (e)	305	307
Sempra
4.13%, 04/01/52	6,298	5,920
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (e)	6,675	6,558
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	9,400	9,052
		50,699
Consumer Staples 0.6%
Ashtead Capital, Inc.
2.45%, 08/12/31 (e)	11,939	10,189
5.50%, 08/11/32 (e)	2,800	2,786
JBS USA Lux S.A.
6.75%, 03/15/34	12,650	13,674
Pilgrim's Pride Corporation
4.25%, 04/15/31	23,915	22,542
		49,191
Materials 0.4%
Glencore Funding LLC
5.37%, 04/04/29 (e)	4,385	4,454
6.38%, 10/06/30 (e)	18,674	19,782
5.63%, 04/04/34 (e)	2,597	2,606
5.89%, 04/04/54 (e)	6,996	6,801
6.14%, 04/01/55 (e)	1,415	1,425
Rio Tinto Finance (USA) plc
5.75%, 03/14/55	1,095	1,098
5.88%, 03/14/65	480	485
		36,651
Real Estate 0.4%
Crown Castle Inc.
4.80%, 09/01/28	1,580	1,576
4.30%, 02/15/29	1,203	1,175
4.90%, 09/01/29	1,999	1,990
3.30%, 07/01/30	1,613	1,480
2.25%, 01/15/31	274	234
2.10%, 04/01/31	468	393
5.10%, 05/01/33	3,231	3,158
5.80%, 03/01/34	3,402	3,469
5.20%, 09/01/34	4,600	4,497
Extra Space Storage LP
5.40%, 06/15/35	12,777	12,692
WEA Finance LLC
2.88%, 01/15/27 (e)	855	826
3.50%, 06/15/29 (e)	1,880	1,778
		33,268
Industrials 0.3%
Boeing Company, The
5.81%, 05/01/50 (g)	5,753	5,451

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
6.86%, 05/01/54 (g)	9,470	10,267
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	7,440	7,525
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (e)	4,305	4,359
		27,602
Communication Services 0.3%
AT&T Inc.
3.50%, 06/01/41 - 09/15/53	10,630	7,662
4.30%, 12/15/42	9,753	8,214
3.65%, 06/01/51	344	244
3.85%, 06/01/60	606	422
Charter Communications Operating, LLC
3.90%, 06/01/52	4,563	2,958
6.83%, 10/23/55	4,607	4,474
		23,974
Health Care 0.2%
Mars, Incorporated
4.80%, 03/01/30 (e)	5,315	5,345
5.20%, 03/01/35 (e)	3,045	3,061
5.65%, 05/01/45 (e)	2,010	2,016
5.70%, 05/01/55 (e)	6,167	6,172
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,832
Sutter Health
2.29%, 08/15/30	820	728
Toledo Hospital, The
5.75%, 11/15/38	710	709
		22,863
Consumer Discretionary 0.1%
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	431
7.30%, 07/01/38	285	299
6.75%, 06/15/39	285	285
Warnermedia Holdings, Inc.
4.28%, 03/15/32	6,480	5,704
		6,719
Total Corporate Bonds And Notes (cost $654,799)		658,808
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.6%
AASET 2021-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	22	22
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,664
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (d)	148	145
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,136
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 5.73%, (1 Month Term SOFR + 1.41%), 10/15/36 (d)	7,510	7,487
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (h)	1,206	1,132
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (h)	313	301
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.97%, 02/15/27	2,474	2,457
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	7,073	6,730
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	1,370	1,337
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.40%, 02/22/27	6,992	7,110
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,225	1,123
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (d)	2,647	2,281
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,721	6,393
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	113	108
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (h)	340	325
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (h)	897	849
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	6,095	6,151
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (h)	370	358
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	125	121
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	489	462
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 01/25/61 (d)	36	36
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	6,280	6,335
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	3,825	3,542
PRET 2025-RPL2 Trust
Series 2025-A1-RPL2, 4.00%, 08/25/64 (h)	10,985	10,499
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (e)	13,573	13,373
RFR Trust 2025-SGRM
Series 2025-A-SGRM, REMIC, 5.38%, 03/13/29 (d)	23,502	23,634
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,483
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,431
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,674	1,475
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	787
Series 2021-A-3-A, 2.51%, 11/15/43	605	408
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	246	246
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	609	602
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (d)	556	539
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (d)	162	160
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	245	241
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	5,090	5,138
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	727	723
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	4,766	4,835
Series 2024-A1-2A, 4.87%, 02/18/28	7,110	7,139
Total Non-U.S. Government Agency Asset-Backed Securities (cost $143,423)		142,318
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.20% (i) (j)	117,767	117,767
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (i) (j)	1,784	1,784
Total Short Term Investments (cost $119,551)		119,551
Total Investments 102.1% (cost $7,782,536)		8,902,413
Total Forward Sales Commitments (1.0)% (proceeds $89,628)		(89,828)
Other Derivative Instruments (0.0)%		(55)
Other Assets and Liabilities, Net (1.1)%		(97,332)
Total Net Assets 100.0%		8,715,198

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2025, the total payable for investments purchased on a delayed delivery basis was $176,703.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2025, the value and the percentage of net assets of these securities was $328,950 and 3.8% of the Fund.

(f) Convertible security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2025.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.0%)
Mortgage-Backed Securities (1.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 04/15/40 (a)	(16,459)	(16,317)
TBA, 2.00%, 04/15/55 (a)	(8,720)	(6,942)
TBA, 3.50%, 04/15/55 (a)	(2,580)	(2,329)
TBA, 4.00%, 04/15/55 (a)	(17,285)	(16,126)
TBA, 4.50%, 04/15/55 (a)	(13,169)	(12,611)
TBA, 6.00%, 04/15/55 (a)	(21,707)	(22,053)
Government National Mortgage Association
TBA, 4.00%, 04/15/55 (a)	(14,356)	(13,450)
Total Government And Agency Obligations (proceeds $89,628)		(89,828)
Total Forward Sales Commitments (1.0%) (proceeds $89,628)		(89,828)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2025, the total proceeds for investments sold on a delayed delivery basis was $89,628.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	146,648	510,258	539,139	1,642	—	—	117,767	1.4
JNL Government Money Market Fund, 4.30% - Class SL	4,290	38,120	40,626	83	—	—	1,784	—
	150,938	548,378	579,765	1,725	—	—	119,551	1.4

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	290	June 2025	31,923	5	331
United States 10 Year Ultra Bond	174	June 2025	19,908	(50)	(50)
United States 2 Year Note	172	July 2025	35,643	(10)	(10)
				(55)	271

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,461,492	219,552	—	5,681,044
Government And Agency Obligations	—	2,300,692	—	2,300,692
Corporate Bonds And Notes	—	658,808	—	658,808
Non-U.S. Government Agency Asset-Backed Securities	—	142,318	—	142,318
Short Term Investments	119,551	—	—	119,551
	5,581,043	3,321,370	—	8,902,413
Liabilities - Securities
Government And Agency Obligations	—	(89,828)	—	(89,828)
	—	(89,828)	—	(89,828)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	331	—	—	331
	331	—	—	331
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(60)	—	—	(60)
	(60)	—	—	(60)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.3%
Financials 20.3%
American International Group, Inc.	223	19,424
Ares Management Corporation - Class A	69	10,158
Bank of America Corporation	750	31,288
Intercontinental Exchange, Inc.	62	10,617
JPMorgan Chase & Co.	132	32,275
M&T Bank Corporation	81	14,394
Marsh & Mclennan Companies, Inc.	29	6,978
MetLife, Inc.	123	9,906
Morgan Stanley	105	12,302
Nasdaq, Inc.	157	11,917
Raymond James Financial, Inc.	82	11,354
Regions Financial Corporation	531	11,538
Royal Bank of Canada	74	8,358
		190,509
Health Care 16.7%
AstraZeneca PLC - ADR	139	10,201
Elevance Health, Inc.	36	15,816
Gilead Sciences, Inc.	163	18,269
Johnson & Johnson	183	30,323
Merck & Co., Inc.	317	28,448
Pfizer Inc.	768	19,466
UnitedHealth Group Incorporated	67	34,873
		157,396
Industrials 11.9%
BAE Systems PLC	442	8,939
Canadian National Railway Company	51	4,930
Emerson Electric Co.	122	13,341
Fortune Brands Innovations, Inc.	77	4,690
Honeywell International Inc.	62	13,146
IDEX Corporation	44	7,947
Johnson Controls International Public Limited Company	124	9,910
L3Harris Technologies, Inc.	59	12,354
Northrop Grumman Corporation	22	11,121
PACCAR Inc	174	16,954
United Parcel Service, Inc. - Class B	76	8,319
		111,651
Consumer Staples 10.2%
Archer-Daniels-Midland Company	285	13,672
Constellation Brands, Inc. - Class A	40	7,343
Kenvue Inc.	501	12,013
Keurig Dr Pepper Inc.	374	12,812
Pernod Ricard	105	10,415
Philip Morris International Inc.	97	15,468
Procter & Gamble Company, The	56	9,580
Unilever PLC - ADR	244	14,537
		95,840
Information Technology 9.8%
Accenture Public Limited Company - Class A	35	11,003
Broadcom Inc.	205	34,300
Cisco Systems, Inc.	280	17,247
Corning Incorporated	94	4,316
NXP Semiconductors N.V.	67	12,636
TE Connectivity Public Limited Company	93	13,208
		92,710
Energy 9.6%
ConocoPhillips	270	28,396
Coterra Energy Inc.	601	17,377
EQT Corporation	308	16,457
Marathon Petroleum Corporation	67	9,717
Targa Resources Corp.	46	9,217
TotalEnergies SE	145	9,371
		90,535
Utilities 9.1%
American Electric Power Company, Inc.	154	16,829
Atmos Energy Corporation	84	12,975
Dominion Energy, Inc.	174	9,739
Eversource Energy	156	9,717
PPL Corporation	366	13,209
Sempra	193	13,773
WEC Energy Group Inc.	86	9,400
		85,642
Materials 3.4%
Barrick Gold Corporation	596	11,587
PPG Industries, Inc.	100	10,945
Rio Tinto PLC - ADR	161	9,679
		32,211
Consumer Discretionary 3.3%
Industria de Diseno Textil, S.A.	121	6,040
Industria de Diseno Textil, S.A. - ADR	130	3,245
NIKE, Inc. - Class B	111	7,022
Starbucks Corporation	42	4,112
Tractor Supply Company	187	10,317
		30,736
Real Estate 2.7%
Crown Castle Inc.	133	13,909
Weyerhaeuser Company	380	11,130
		25,039
Communication Services 1.3%
T-Mobile US, Inc.	45	11,943
Total Common Stocks (cost $848,402)		924,212
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	29	9,578
Total Preferred Stocks (cost $8,314)		9,578
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 4.20% (a) (b)	6,259	6,259
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.30% (a) (b)	3,316	3,316
Total Short Term Investments (cost $9,575)		9,575
Total Investments 100.3% (cost $866,291)		943,365
Other Assets and Liabilities, Net (0.3)%		(3,204)
Total Net Assets 100.0%		940,161

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	6,020	76,777	76,538	90	—	—	6,259	0.7
JNL Government Money Market Fund, 4.30% - Class SL	—	4,169	853	15	—	—	3,316	0.3
	6,020	80,946	77,391	105	—	—	9,575	1.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	889,447	34,765	—	924,212
Preferred Stocks	—	9,578	—	9,578
Short Term Investments	9,575	—	—	9,575
	899,022	44,343	—	943,365

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.3%
United States of America 62.6%
Agree Realty Corporation	225	17,374
American Healthcare REIT, Inc.	400	12,123
American Homes 4 Rent - Class A	226	8,561
American Tower Corporation	66	14,378
AvalonBay Communities, Inc.	114	24,466
Brookdale Senior Living Inc.	1,305	8,167
Caretrust REIT, Inc.	174	4,981
EastGroup Properties, Inc.	70	12,255
Equinix, Inc.	44	35,590
Essential Properties Realty Trust, Inc.	459	14,993
Essex Property Trust, Inc.	75	23,131
Independence Realty Trust, Inc.	539	11,438
Iron Mountain Incorporated	104	8,943
Marriott International, Inc. - Class A	22	5,147
Phillips Edison & Company, Inc.	250	9,115
ProLogis Inc.	265	29,655
Public Storage Operating Company	54	16,087
Regency Centers Corporation	187	13,764
Ryman Hospitality Properties, Inc.	14	1,293
Simon Property Group, Inc.	52	8,664
SL Green Realty Corp.	172	9,921
Sun Communities, Inc.	44	5,608
Tanger Inc.	299	10,120
Ventas, Inc.	171	11,786
Welltower Inc.	267	40,974
		358,534
Japan 9.7%
Daiwa House Industry Co., Ltd	406	13,403
Invincible Investment Corporation	10	4,307
Mitsui Fudosan Co., Ltd.	2,587	23,141
Nippon Building Fund Inc.	9	7,447
Sumitomo Realty & Development Co., Ltd.	192	7,237
		55,535
Australia 5.4%
Goodman Funding Pty Ltd	293	5,264
Scentre Group Limited	5,705	12,105
Stockland Corporation Ltd	4,440	13,695
		31,064
France 4.8%
Accor	170	7,765
Klepierre	398	13,331
Unibail-Rodamco-Westfield SE	72	6,064
		27,160
United Kingdom 3.0%
Barratt Redrow PLC	1,054	5,803
Hammerson PLC	1,865	5,958
Land Securities Group PLC	780	5,567
		17,328
Switzerland 2.9%
PSP Swiss Property AG - Class N	59	9,265
Swiss Prime Site AG - Class N	61	7,528
		16,793
Hong Kong 2.6%
Hongkong Land Holdings Limited	2,238	9,652
Swire Pacific Limited - Class A	610	5,385
		15,037
United Arab Emirates 2.2%
Emaar Properties (P.J.S.C)	3,492	12,684
Sweden 1.5%
Cibus Nordic Real Estate AB (publ) (a)	194	2,860
Pandox Aktiebolag - Class B	339	5,869
		8,729
Netherlands 1.5%
CTP N.V.	484	8,677
Belgium 1.3%
Warehouses De Pauw	315	7,492
Singapore 1.0%
Capitaland Group Pte. Ltd.	3,797	5,914
Germany 0.8%
TAG Immobilien AG	327	4,481
Total Common Stocks (cost $525,422)		569,428
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.20% (b) (c)	1,492	1,492
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.30% (b) (c)	—	—
Total Short Term Investments (cost $1,492)		1,492
Total Investments 99.6% (cost $526,914)		570,920
Other Assets and Liabilities, Net 0.4%		2,317
Total Net Assets 100.0%		573,237

(a) All or a portion of the security was on loan as of March 31, 2025.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	8,695	33,913	41,116	35	—	—	1,492	0.3
JNL Government Money Market Fund, 4.30% - Class SL	5,890	26,270	32,160	19	—	—	—	—
	14,585	60,183	73,276	54	—	—	1,492	0.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	358,534	—	—	358,534
Japan	—	55,535	—	55,535
Australia	—	31,064	—	31,064
France	—	27,160	—	27,160

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund (continued)
United Kingdom	—	17,328	—	17,328
Switzerland	—	16,793	—	16,793
Hong Kong	—	15,037	—	15,037
United Arab Emirates	—	12,684	—	12,684
Sweden	—	8,729	—	8,729
Netherlands	—	8,677	—	8,677
Belgium	—	7,492	—	7,492
Singapore	—	5,914	—	5,914
Germany	—	4,481	—	4,481
Short Term Investments	1,492	—	—	1,492
	360,026	210,894	—	570,920

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.8%
Financials 22.4%
American International Group, Inc.	255	22,215
Ares Management Corporation - Class A	68	10,022
Everest Group, Ltd.	33	12,140
JPMorgan Chase & Co.	162	39,736
KKR & Co. Inc. - Class A	138	15,909
LPL Financial Holdings Inc.	41	13,446
M&T Bank Corporation	79	14,186
Marsh & Mclennan Companies, Inc.	75	18,257
MetLife, Inc.	233	18,708
Morgan Stanley	144	16,760
Nasdaq, Inc.	158	12,003
Raymond James Financial, Inc.	108	14,955
Regions Financial Corporation	599	13,021
The PNC Financial Services Group, Inc.	79	13,811
		235,169
Health Care 19.3%
AstraZeneca PLC - ADR	199	14,598
Boston Scientific Corporation (a)	171	17,212
Centene Corporation (a)	291	17,654
Elevance Health, Inc.	57	25,014
Gilead Sciences, Inc.	173	19,410
Johnson & Johnson	202	33,448
Merck & Co., Inc.	177	15,856
Pfizer Inc.	806	20,428
UnitedHealth Group Incorporated	76	39,595
		203,215
Industrials 11.4%
3M Company	96	14,078
BAE Systems PLC	526	10,630
Emerson Electric Co.	153	16,725
Fortune Brands Innovations, Inc.	149	9,091
Johnson Controls International Public Limited Company	224	17,952
Knight-Swift Transportation Holdings Inc. - Class A	204	8,862
L3Harris Technologies, Inc.	76	15,908
Middleby Corporation, The (a)	84	12,712
PACCAR Inc	139	13,534
		119,492
Information Technology 9.7%
Adobe Inc. (a)	30	11,344
Amdocs Limited	204	18,632
Broadcom Inc.	62	10,347
Cisco Systems, Inc.	414	25,527
Corning Incorporated	234	10,712
F5, Inc. (a)	48	12,804
NXP Semiconductors N.V.	68	12,938
		102,304
Energy 9.5%
Antero Resources Corporation (a)	343	13,862
ConocoPhillips	178	18,731
Coterra Energy Inc.	541	15,642
Diamondback Energy, Inc.	83	13,242
EOG Resources, Inc.	112	14,335
Marathon Petroleum Corporation	94	13,725
Targa Resources Corp.	51	10,188
		99,725
Consumer Staples 7.4%
Archer-Daniels-Midland Company	274	13,180
Kenvue Inc.	610	14,627
Keurig Dr Pepper Inc.	372	12,721
Pernod Ricard - ADR (b)	467	9,251
Unilever PLC - ADR	233	13,872
US Foods Holding Corp. (a)	220	14,417
		78,068
Consumer Discretionary 6.7%
Dick's Sporting Goods, Inc.	67	13,572
Gentex Corporation	574	13,371
H & R Block, Inc.	252	13,844
Industria de Diseno Textil, S.A. - ADR	425	10,638
Lennar Corporation - Class A	71	8,114
Starbucks Corporation	108	10,642
		70,181
Utilities 6.4%
American Electric Power Company, Inc.	151	16,523
Atmos Energy Corporation	119	18,475
Sempra	234	16,723
WEC Energy Group Inc.	142	15,488
		67,209
Real Estate 2.9%
Crown Castle Inc.	133	13,889
Gaming and Leisure Properties, Inc.	323	16,446
		30,335
Materials 1.2%
Axalta Coating Systems Ltd. (a)	368	12,201
Communication Services 0.9%
Alphabet Inc. - Class C	61	9,567
Total Common Stocks (cost $877,209)		1,027,466
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	35	11,446
Total Preferred Stocks (cost $10,182)		11,446
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.20% (c) (d)	13,162	13,162
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.30% (c) (d)	840	840
Total Short Term Investments (cost $14,002)		14,002
Total Investments 100.2% (cost $901,393)		1,052,914
Other Assets and Liabilities, Net (0.2)%		(2,424)
Total Net Assets 100.0%		1,050,490

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 4.20% - Class I	13,197	50,759	50,794	110	—	—	13,162	1.2
JNL Government Money Market Fund, 4.30% - Class SL	920	2,071	2,151	11	—	—	840	0.1
	14,117	52,830	52,945	121	—	—	14,002	1.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2025.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,016,836	10,630	—	1,027,466
Preferred Stocks	—	11,446	—	11,446
Short Term Investments	14,002	—	—	14,002
	1,030,838	22,076	—	1,052,914

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2025

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso
AUD - Australian Dollar	CZK - Czech Republic Korunas	INR - Indian Rupee	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	JPY - Japanese Yen	SEK - Swedish Krona
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SGD - Singapore Dollar
CHF - Swiss Franc	GBP - British Pound	MXN - Mexican Peso	TRY - Turkish Lira
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand

Abbreviations:

ADR - American Depositary Receipt	IBOR – Interbank Offered Rate
ASX - Australian Securities Exchange	ITRAXX - Group of international credit derivative indices monitored by the
BADLAR - Argentina Deposit Rates	International Index Company
BRAZIBOR - Brazil Interbank Offered Rate	JIBAR - Johannesburg Interbank Average Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LIBOR - London Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	LLC/L.L.C. - Limited Liability Companies
CDI - CHESS Depositary Interests	MBS - Mortgage-Backed Security
CDX.EM - Credit Default Swap Index - Emerging Markets	MEXIBOR - Mexico Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MICEX - Moscow Interbank Offered Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CIEQVRUHP - Citi EQ US 1W Volatility Carry Index	NASDAQ - National Association of Securities Dealers Automated Quotations
CLO - Collateralized Loan Obligation	NVDR - Non-Voting Depository Receipt
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OBFR - Overnight Bank Funding Rate
DIP - Debtor-in-possession	PJSC - Private Joint Stock Company
DUTCHCERT - Dutch Certificate	PLC/P.L.C./Plc - Public Limited Company
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ESTR - Euro Short-Term Rate	REIT - Real Estate Investment Trust
ETF - Exchange Traded Fund	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Europe Interbank Offered Rate	RTS - Russian Trading System
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	S&P - Standard & Poor's
term of 4.5 to 5.5 years	SDR - Swedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SOFR - Secured Overnight Financing Rates
term of 8.5 to 10.5 years	SONIA - Sterling Overnight Index Average
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SPDR - Standard & Poor's Depositary Receipt
term of 24 to 35 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro OAT - debt instrument issued by the Republic of Italy with a	TBD - To Be Determined
term of 8.5 to 10.5 years	TIPS - Treasury Inflation-Protected Securities
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TONAR - Tokyo Overnight Average Rate
term of 1.75 to 2.25 years	TOPIX - Tokyo Stock Price Index
FTSE - Financial Times Stock Exchange	TSX - Toronto Stock Exchange
GDR - Global Depositary Receipt	ULSD - Ultra Low Sulfur Diesel
HIBOR - Hong Kong Interbank Offered Rate	US - United States
HICP - Harmonized Index of Consumer Prices	WIBOR - Warsaw Interbank Offered Rate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	CTC - Creditag Corp	MSC - Morgan Stanley & Co. Inc.
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	NSI - Normura Securities International Inc
BNP - BNP Paribas Securities	DWA - Daiwa Capital Markets America Inc.	RBC - Royal Bank of Canada
BNS - Bank of Nova Scotia/Scotiabank	FICC - Fixed Income Clearing Corporation	SBI - Sanford C.Bernstein & CO., INC
BOA - Bancamerica Securities/Bank of America NA	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BPC - BroadPoint Capital, Inc.	HSB - HSBC Securities Inc.	SSB - State Street Brokerage Services
CIB - Canadian Imperial Bank of Commerce	JPM - J.P. Morgan Securities Inc.	TDB - Toronto - Dominion Bank
CIT - Citibank, Inc	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A)/(AN) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) - Maturity; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2025

Securities Lending and Securities Lending Collateral. All Funds, except JNL Multi-Manager Floating Rate Income Fund and JNL/Dreyfus Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund - Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of the Funds net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ financial statements, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s financial statements, which are available on the SEC's website at www.sec.gov.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2025

securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/Dreyfus Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures and options contracts listed on derivatives exchanges or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2025

that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2025:

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Total Realized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

JNL/PIMCO Income Fund

Senior Floating Rate Instruments	23,287	—	11	—	5,312	(74)	28,585	71
Common Stocks	11,384	—	—	—	—	—	11,359	(25)
Corporate Bonds And Notes	1,650	—	—	—	—	—	1,703	53
Warrants	933	—	—	—	—	—	933	—
	37,254	—	11	—	5,312	(74)	42,580	99

JNL/Westchester Capital Event Driven Fund

Other Equity Interests	1,179	—	—	—	—	—	1,258	79
Rights	78	—	—	—	—	—	78	—
Warrants	1	—	—	—	—	—	1	—
Total Return Swap Agreements	32	—	—	—	—	—	31	(1)
	1,290	—	—	—	—	—	1,337	78

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held March 31, 2025.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	20,962	Market Approach	Broker Quote	45.00 - 101.00 (100.22)
Senior Floating Rate Instruments	4,217	Recent Transaction	N/A‡	100.00 (N/A)
Senior Floating Rate Instruments	2,591	Comparable Model	EBITDA Multiple	13.50 - 15.50 (14.50)
Senior Floating Rate Instruments	815	Discounted Cash Flow Model	Discount Rate	11.90 - 16.64 (14.36)
	28,585
Common Stocks	7,185	Comparable Model	EBITDA Multiple	3.75 - 15.50 (11.14)
Common Stocks	4,174	Hybrid Model (Deal Terms, Comparable Model)	Merger Indicated Value	$3.4B - $4.3B ($3.9B)
	11,359
Corporate Bonds And Notes	1,703	Recent Transaction	N/A‡	93.50 (N/A)
Warrants	931	Recent Transaction	N/A‡	13.00 (N/A)
Warrants	2	Black Scholes Model	Volatility	25.00% - 40.00% (32.50%)
	933
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	1,258	Market Approach	Broker Quote	1.50 (1.50)
Rights	78	Market Approach	Broker Quote	0.30-0.75 (0.73)
Total Return Swap Agreements	31	Market Approach	Broker Quote	0.75-1.75 (0.81)
Warrants	1	Recent Transaction	N/A‡	0.21 (N/A)

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at March 31, 2025. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(20,149)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(57,254)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2025

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual financial statements.